UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	September 30, 2020

Multi Sector Fixed Income Funds
Bond Fund
Core Fixed Income
Global Core Fixed Income*
Income
Long Short Credit Strategies
Strategic Income

* Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class P, and Class R6 shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Multi Sector Fixed Income Funds

∎	BOND FUND

∎	CORE FIXED INCOME

∎	GLOBAL CORE FIXED INCOME

∎	INCOME

∎	LONG SHORT CREDIT STRATEGIES

∎	STRATEGIC INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Bond Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	9.21%	3.53%	1.62%	1.49%
Class C	8.71	3.53	0.94	0.81
Institutional	9.29	3.53	2.02	1.88
Service	9.02	3.53	1.52	1.38
Investor	9.37	3.53	1.93	1.80
Class R6	9.40	3.53	2.02	1.89
Class R	9.08	3.53	1.44	1.30
Class P	9.40	3.53	2.02	1.89

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent a Certificate of Deposit. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Core Fixed Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	6.73%	3.53%	0.73%	0.64%
Class C	6.40	3.53	0.01	-0.09
Institutional	6.98	3.53	1.09	0.99
Service	6.71	3.53	0.59	0.49
Investor	6.86	3.53	1.01	0.91
Class R6	6.98	3.53	1.10	1.00
Class R	6.69	3.53	0.51	0.41
Class P	6.98	3.53	1.10	1.00

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Global Core Fixed Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged)[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	7.08%	3.16%	0.62%	0.47%
Class C	6.73	3.16	-0.10	-0.26
Institutional	7.25	3.16	0.95	0.81
Service	6.94	3.16	0.46	0.32
Investor	7.23	3.16	0.89	0.73
Class R6	7.26	3.16	0.96	0.82
Class P	7.25	3.16	0.96	0.82

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged), an unmanaged index, provides a broad based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

CURRENCY ALLOCATION[4]

	Percentage of Net Assets

	as of 9/30/20	as of 3/31/20
U.S. Dollar	77.1%	66.3%
Japanese Yen	12.5	17.1
Euro	10.5	11.9
Chinese Yuan Renminbi	3.4	3.2
British Pound	2.2	4.3
Canadian Dollar	1.6	1.8
Thai Baht	0.9	1.6
South Korean Won	0.9	0.9
Singapore Dollar	0.2	0.2
Indonesian Rupiah	0.1	0.2
Israeli Shekel	0.1	0.1
Russian Ruble	0.1	0.1
Danish Krone	0.0	0.1
Swedish Krona	0.0	0.3

[4]	The percentage shown for each currency reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Aggregate Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	16.31%	3.53%	3.38%	2.24%
Class C	15.88	3.53	2.78	1.58
Institutional	16.51	3.53	3.87	2.67
Investor	16.46	3.53	3.79	2.59
Class R6	16.51	3.53	3.88	2.68
Class R	16.17	3.53	3.29	2.09
Class P	16.51	3.53	3.86	2.68

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Long Short Credit Strategies Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	12.55%	0.52%	2.90%	2.57%
Class C	12.01	0.52	2.26	1.91
Institutional	12.62	0.52	3.34	3.00
Investor	12.56	0.52	3.26	2.92
Class R6	12.61	0.52	3.35	3.01
Class R	12.28	0.52	2.78	2.43
Class P	12.50	0.52	3.35	3.01

[1]	The net asset value (“NAV”) represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “BofA/Merrill Lynch Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The BofA/Merrill Lynch Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

10

FUND BASICS

TOP TEN INDUSTRY ALLOCATIONS[5]

As of September 30, 2020	Percentage of Net Assets

Media	12.9%
Health Care	5.8
Oil Field Services	5.2
Packaging	4.7
Automotive	4.4
Internet	4.1
Commercial Services	3.8
Pipelines	3.6
Technology	3.6
Aerospace and Defense	2.8

[5]	The percentage shown for each investment category reflects the value of investments in that category (excluding Investment Companies) as a percentage of net assets. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Strategic Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	13.82%	0.52%	3.15%	3.14%
Class C	13.28	0.52	2.52	2.51
Institutional	14.01	0.52	3.61	3.60
Investor	13.96	0.52	3.53	3.51
Class R6	14.01	0.52	3.62	3.60
Class R	13.70	0.52	3.02	3.01
Class P	13.91	0.52	3.62	3.61

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML U.S. Dollar Three-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

13

GOLDMAN SACHS BOND FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 55.2%
Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,050,000	6.250%		06/15/25	$1,081,500

Aerospace & Defense – 1.2%
Bombardier, Inc.(a)(b)
150,000	7.500		03/15/25	112,125
General Dynamics Corp.(a)
30,000	4.250		04/01/40	37,682
Howmet Aerospace, Inc.(a)
1,358,000	6.875		05/01/25	1,500,400
Northrop Grumman Corp.
750,000	2.930	(a)	01/15/25	815,865
225,000	4.750		06/01/43	292,318
25,000	4.030	(a)	10/15/47	30,488
Raytheon Technologies Corp.
475,000	3.950	(a)	08/16/25	539,676
10,000	5.700		04/15/40	14,061
200,000	4.050	(a)	05/04/47	240,112
100,000	4.625	(a)	11/16/48	130,381
The Boeing Co.(a)
35,000	3.600		05/01/34	34,052
50,000	3.750		02/01/50	45,076
1,000,000	5.805		05/01/50	1,206,240
TransDigm, Inc.(a)
50,000	6.500		05/15/25	49,687
166,000	6.250	(b)	03/15/26	173,470
575,000	6.375		06/15/26	575,000
425,000	7.500		03/15/27	439,875

				6,236,508

Agriculture – 0.6%
Altria Group, Inc.(a)
775,000	3.800		02/14/24	845,819
35,000	5.800		02/14/39	44,627
Archer-Daniels-Midland Co.(a)
175,000	3.250		03/27/30	199,889
BAT Capital Corp.(a)
840,000	3.222		08/15/24	897,565
25,000	4.758		09/06/49	27,222
100,000	5.282		04/02/50	117,470
Reynolds American, Inc.
700,000	4.850		09/15/23	780,038

				2,912,630

Automotive – 1.2%
American Honda Finance Corp.
65,000	2.900		02/16/24	69,445
BMW US Capital LLC(a)(b)
30,000	3.625		04/18/29	34,073
Ford Motor Co.(a)
27,000	9.000		04/22/25	30,934
Ford Motor Credit Co. LLC(a)
330,000	2.979		08/03/22	325,595
900,000	4.140		02/15/23	904,968
250,000	4.687		06/09/25	253,017

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Co.
425,000	5.400		10/02/23	468,393
225,000	4.000		04/01/25	241,796
30,000	6.600	(a)	04/01/36	36,329
35,000	5.150	(a)	04/01/38	37,366
50,000	5.950	(a)	04/01/49	58,531
General Motors Financial Co., Inc.(a)
300,000	4.300		07/13/25	325,635
125,000	5.650		01/17/29	145,879
Hyundai Capital America
70,000	2.750		09/27/26	72,143
Meritor, Inc.(a)(b)
165,000	6.250		06/01/25	172,838
Nissan Motor Co. Ltd.(b)
625,000	3.043		09/15/23	633,437
The Goodyear Tire & Rubber Co.(a)
1,200,000	5.125		11/15/23	1,197,000
790,000	9.500		05/31/25	859,125

				5,866,504

Banks – 13.1%
AIB Group PLC(b)
1,300,000	4.750		10/12/23	1,409,213
Banco do Brasil SA(a)(c)
(10 Year CMT + 4.398%)
200,000	6.250		10/29/49	187,250
(10 Year CMT + 6.362%)
200,000	9.000		06/29/49	216,000
Banco Santander SA
800,000	2.746		05/28/25	839,384
600,000	4.250		04/11/27	677,472
400,000	3.306		06/27/29	435,340
Bank of America Corp.
625,000	4.125		01/22/24	691,994
425,000	4.200		08/26/24	473,034
1,300,000	3.248	(a)	10/21/27	1,437,150
925,000	4.183	(a)	11/25/27	1,060,355
100,000	6.110		01/29/37	140,936
5,000	5.875		02/07/42	7,376
(3M USD LIBOR + 0.940%)
875,000	3.864	(a)(c)	07/23/24	947,765
(3M USD LIBOR + 0.990%)
75,000	2.496	(a)(c)	02/13/31	78,405
(3M USD LIBOR + 1.070%)
55,000	3.970	(a)(c)	03/05/29	63,089
(3M USD LIBOR + 1.190%)
525,000	2.884	(a)(c)	10/22/30	564,328
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(c)	07/23/29	879,862
(3M USD LIBOR + 1.575%)
525,000	3.824	(a)(c)	01/20/28	594,489
(3M USD LIBOR + 1.990%)
5,000	4.443	(a)(c)	01/20/48	6,465
(SOFR + 1.930%)
50,000	2.676	(a)(c)	06/19/41	50,907

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(SOFR + 2.150%)
$1,975,000	2.592	% (a)(c)	04/29/31	$2,089,451
Barclays PLC(a)(c)
(3M USD LIBOR + 1.400%)
1,275,000	4.610		02/15/23	1,334,479
(3M USD LIBOR + 2.452%)
825,000	2.852		05/07/26	856,672
BNP Paribas SA(b)
1,750,000	3.500		03/01/23	1,858,465
550,000	3.375		01/09/25	595,908
(5 year USD Swap + 4.149%)
200,000	6.625	(a)(c)	12/31/99	211,762
(SOFR + 2.074%)
350,000	2.219	(a)(c)	06/09/26	360,892
BPCE SA(b)
1,025,000	4.000		09/12/23	1,113,703
525,000	4.625		09/12/28	623,889
CIT Bank NA(a) (c) (SOFR + 1.715%)
600,000	2.969		09/27/25	594,858
Citigroup, Inc.
1,450,000	2.700	(a)	10/27/22	1,511,712
780,000	3.500		05/15/23	830,622
1,050,000	3.400		05/01/26	1,167,663
125,000	4.300		11/20/26	142,859
1,200,000	4.125		07/25/28	1,377,732
15,000	8.125		07/15/39	26,130
(3M USD LIBOR + 1.023%)
570,000	4.044	(a)(c)	06/01/24	616,666
(3M USD LIBOR + 1.563%)
60,000	3.887	(a)(c)	01/10/28	67,880
(SOFR + 1.422%)
550,000	2.976	(a)(c)	11/05/30	593,081
(SOFR + 3.914%)
450,000	4.412	(a)(c)	03/31/31	539,113
Citizens Financial Group, Inc.(a)
65,000	2.850		07/27/26	71,741
Credit Agricole SA(a) (b) (c)
(5 year USD Swap + 4.319%)
250,000	6.875		12/31/99	269,228
(SOFR + 1.676%)
375,000	1.907		06/16/26	382,249
Credit Suisse AG
450,000	2.800		04/08/22	465,930
300,000	2.950		04/09/25	327,051
Credit Suisse Group AG(a)(b)
875,000	4.282		01/09/28	992,827
(3M USD LIBOR + 1.410%)
525,000	3.869	(c)	01/12/29	584,976
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	357,723
Deutsche Bank AG
65,000	4.100		01/13/26	69,289
(SOFR + 2.159%)
300,000	2.222	(a)(c)	09/18/24	301,947
Fifth Third Bancorp(a)
375,000	2.375		01/28/25	397,058

Corporate Obligations – (continued)
Banks – (continued)
First Horizon National Corp.(a)
700,000	3.550		05/26/23	735,490
700,000	4.000		05/26/25	761,089
HSBC Holdings PLC
200,000	4.950		03/31/30	241,012
(3M USD LIBOR + 1.000%)
450,000	1.270	(a)(c)	05/18/24	449,433
(3M USD LIBOR + 1.055%)
625,000	3.262	(a)(c)	03/13/23	646,269
(3M USD LIBOR + 1.211%)
600,000	3.803	(a)(c)	03/11/25	645,738
(SOFR + 1.538%)
1,050,000	1.645	(a)(c)	04/18/26	1,045,747
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	939,147
ING Groep NV(a)(b)(c)
(1 Year CMT + 1.100%)
950,000	1.400		07/01/26	959,690
Itau Unibanco Holding SA(a)(b)(c)
(5 Year CMT + 3.222%)
200,000	4.625		12/31/99	174,200
JPMorgan Chase & Co.
425,000	3.625	(a)	12/01/27	474,147
5,000	6.400		05/15/38	7,652
(3M USD LIBOR + 0.610%)
330,000	3.514	(a)(c)	06/18/22	337,088
(3M USD LIBOR + 0.730%)
260,000	3.559	(a)(c)	04/23/24	278,543
(3M USD LIBOR + 0.890%)
175,000	3.797	(a)(c)	07/23/24	189,679
(3M USD LIBOR + 0.945%)
875,000	3.509	(a)(c)	01/23/29	984,961
(3M USD LIBOR + 1.000%)
825,000	4.023	(a)(c)	12/05/24	906,741
(3M USD LIBOR + 1.120%)
15,000	4.005	(a)(c)	04/23/29	17,375
(3M USD LIBOR + 1.245%)
1,000,000	3.960	(a)(c)	01/29/27	1,139,390
(3M USD LIBOR + 1.360%)
30,000	3.882	(a)(c)	07/24/38	35,300
(3M USD LIBOR + 3.800%)
1,710,000	4.051	(a)(c)	12/29/49	1,688,437
(SOFR + 1.160%)
825,000	2.301	(a)(c)	10/15/25	867,751
(SOFR + 1.455%)
70,000	1.514	(a)(c)	06/01/24	71,490
(SOFR + 2.515%)
275,000	2.956	(a)(c)	05/13/31	294,404
(SOFR + 3.125%)
800,000	4.600	(a)(c)	12/31/99	777,328
(SOFR + 3.790%)
75,000	4.493	(a)(c)	03/24/31	91,463
Mitsubishi UFJ Financial Group, Inc.
60,000	3.741		03/07/29	68,728
30,000	4.286		07/26/38	36,807
700,000	3.751		07/18/39	805,952

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
$1,050,000	3.700%		10/23/24	$1,163,778
50,000	4.000		07/23/25	56,503
425,000	3.950		04/23/27	480,412
25,000	6.375		07/24/42	38,895
(3M USD LIBOR + 0.847%)
350,000	3.737	(a)(c)	04/24/24	376,019
(3M USD LIBOR + 1.400%)
1,550,000	1.664	(a)(c)	10/24/23	1,574,924
(3M USD LIBOR + 1.431%)
35,000	4.457	(a)(c)	04/22/39	43,828
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(c)	01/23/30	835,177
(SOFR + 1.143%)
1,275,000	2.699	(a)(c)	01/22/31	1,361,113
(SOFR + 1.152%)
835,000	2.720	(a)(c)	07/22/25	887,213
(SOFR + 3.120%)
400,000	3.622	(a)(c)	04/01/31	458,684
Natwest Group PLC
826,000	3.875		09/12/23	886,992
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(c)	05/15/23	1,201,226
(5 Year CMT + 2.100%)
200,000	3.754	(a)(c)	11/01/29	206,500
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(c)	06/25/24	916,572
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(c)	03/22/25	244,528
Regions Financial Corp.(a)
138,000	3.800		08/14/23	149,782
Santander UK PLC
1,000,000	2.875		06/18/24	1,067,120
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,373,680
State Street Corp.(a)(c)
(3M USD LIBOR + 1.030%)
60,000	4.141		12/03/29	72,499
(SOFR + 2.650%)
25,000	3.152	(b)	03/30/31	28,446
The Bank of Nova Scotia
50,000	3.400		02/11/24	54,319
The Huntington National Bank(a)
250,000	1.800		02/03/23	256,550
The PNC Financial Services Group, Inc.(a)
35,000	3.500		01/23/24	38,141
Truist Bank(a)
350,000	2.250		03/11/30	360,752
Truist Financial Corp.(a)
65,000	3.750		12/06/23	71,196
US Bancorp(a)
60,000	3.150		04/27/27	67,652
Wells Fargo & Co.
345,000	3.750	(a)	01/24/24	375,198
2,750,000	3.000		10/23/26	3,001,735
600,000	4.300		07/22/27	686,736
75,000	4.150	(a)	01/24/29	88,094

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. – (continued)
(3M USD LIBOR + 0.750%)
45,000	2.164	(a)(c)	02/11/26	46,721
(3M USD LIBOR + 4.240%)
75,000	5.013	(a)(c)	04/04/51	102,674
Westpac Banking Corp.(a)(c) (5 Year CMT + 2.000%)
300,000	4.110		07/24/34	337,575

				66,076,655

Beverages – 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
385,000	4.700		02/01/36	463,894
2,050,000	4.900		02/01/46	2,511,701
Anheuser-Busch InBev Worldwide, Inc.(a)
55,000	5.450		01/23/39	71,025
925,000	4.600		04/15/48	1,111,489
Bacardi Ltd.(a)(b)
975,000	4.500		01/15/21	976,726
600,000	5.300		05/15/48	759,744
Constellation Brands, Inc.(a)
625,000	4.400		11/15/25	727,175
225,000	3.700		12/06/26	257,072
500,000	3.600		02/15/28	562,780
625,000	3.150		08/01/29	683,556
Keurig Dr Pepper, Inc.(a)
750,000	4.057		05/25/23	815,310
50,000	5.085		05/25/48	67,029
100,000	3.800		05/01/50	114,552
Molson Coors Beverage Co.
20,000	5.000		05/01/42	22,578
The Coca-Cola Co.
30,000	3.200		11/01/23	32,612
35,000	2.950		03/25/25	38,452

				9,215,695

Biotechnology(a)(b) – 0.1%
Royalty Pharma PLC
425,000	1.200		09/02/25	423,683

Building Materials(a)(b) – 0.5%
Carrier Global Corp.
1,125,000	2.493		02/15/27	1,177,920
500,000	2.722		02/15/30	522,135
Cemex SAB de CV
200,000	5.200		09/17/30	200,730
Summit Materials LLC/Summit Materials Finance Corp.
413,000	5.250		01/15/29	430,036

				2,330,821

Chemicals – 1.6%
Air Products and Chemicals, Inc.(a)
200,000	2.050		05/15/30	210,660
50,000	2.800		05/15/50	52,588
Bluestar Finance Holdings Ltd.(a)(c) (-1x3 Year CMT + 6.651%)
520,000	3.875		12/31/99	525,200

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
DuPont de Nemours, Inc.(a)
$425,000	4.205%		11/15/23	$467,062
55,000	5.319		11/15/38	69,840
50,000	5.419		11/15/48	66,653
Huntsman International LLC(a)
350,000	4.500		05/01/29	392,884
Nutrition & Biosciences, Inc.(a)(b)
650,000	1.832		10/15/27	652,704
1,150,000	2.300		11/01/30	1,155,658
275,000	3.268		11/15/40	277,612
Sasol Financing USA LLC(a)
310,000	5.875		03/27/24	297,212
Syngenta Finance NV(b)
1,485,000	3.933		04/23/21	1,503,978
The Sherwin-Williams Co.(a)
12,000	2.750		06/01/22	12,409
500,000	3.450		06/01/27	562,805
475,000	2.950		08/15/29	522,334
Tronox, Inc.(a)(b)
1,250,000	6.500		05/01/25	1,300,000

				8,069,599

Commercial Services(a) – 1.1%
CoStar Group, Inc.(b)
625,000	2.800		07/15/30	645,497
Global Payments, Inc.
375,000	2.650		02/15/25	397,703
225,000	3.200		08/15/29	245,507
IHS Markit Ltd.(b)
550,000	4.000		03/01/26	613,409
Nielsen Finance LLC/Nielsen Finance Co.(b)
83,000	5.875		10/01/30	85,905
PayPal Holdings, Inc.
1,150,000	1.650		06/01/25	1,190,733
1,175,000	2.650		10/01/26	1,281,091
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
510,000	3.375		08/31/27	488,962
United Rentals North America, Inc.
400,000	3.875		02/15/31	406,000

				5,354,807

Computers(a) – 1.5%
Amdocs Ltd.
350,000	2.538		06/15/30	362,820
Apple, Inc.
175,000	2.750		01/13/25	189,682
1,875,000	2.450		08/04/26	2,043,019
40,000	4.500		02/23/36	53,381
Dell International LLC/EMC Corp.(b)
600,000	5.450		06/15/23	657,636
310,000	6.020		06/15/26	364,591
175,000	8.100		07/15/36	229,516
100,000	8.350		07/15/46	132,266
Hewlett Packard Enterprise Co.
1,330,000	4.450		10/02/23	1,461,803
550,000	4.650		10/01/24	620,620
909,000	4.900		10/15/25	1,042,078
155,000	6.350		10/15/45	196,239

Corporate Obligations – (continued)
Computers(a) – (continued)
NetApp, Inc.
35,000	2.375		06/22/27	36,545

				7,390,196

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
45,000	2.800		03/25/27	50,495

Distribution & Wholesale(a)(b) – 0.1%
Performance Food Group, Inc.
255,000	6.875		05/01/25	271,575

Diversified Financial Services – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,177,703
450,000	3.300	(a)	01/23/23	450,040
400,000	4.875	(a)	01/16/24	412,752
295,000	6.500	(a)	07/15/25	318,028
AIG Global Funding(b)
150,000	2.300		07/01/22	154,665
Air Lease Corp.
550,000	2.250		01/15/23	551,067
425,000	3.375	(a)	07/01/25	433,861
875,000	3.750	(a)	06/01/26	889,236
50,000	3.250	(a)	10/01/29	47,423
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	274,486
American Express Co.(a)
195,000	2.500		08/01/22	201,745
165,000	2.500		07/30/24	175,341
30,000	3.000		10/30/24	32,529
(3M USD LIBOR + 3.285%)
345,000	3.535	(c)	12/29/49	311,794
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	406,228
675,000	2.875		02/15/25	618,158
Capital One Financial Corp.
325,000	3.500		06/15/23	347,483
65,000	3.900	(a)	01/29/24	70,827
320,000	3.300	(a)	10/30/24	346,579
GE Capital International Funding Co.
1,600,000	3.373		11/15/25	1,710,240
250,000	4.418		11/15/35	263,400
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
932,625	6.500		09/15/24	494,291
Huarong Finance 2019 Co. Ltd.(a)
480,000	3.750		05/29/24	501,600
200,000	3.625		09/30/30	203,247
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	222,778
Intercontinental Exchange, Inc.(a)
350,000	3.000		06/15/50	366,919
Mastercard, Inc.(a)
300,000	3.300		03/26/27	343,065
Nasdaq, Inc.(a)
100,000	3.250		04/28/50	104,500

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Raymond James Financial, Inc.(a)
$75,000	4.650%		04/01/30	$91,244
Visa, Inc.(a)
100,000	2.050		04/15/30	107,019

				11,628,248

Electrical – 2.6%
AEP Transmission Co. LLC(a)
50,000	3.650		04/01/50	58,873
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	402,473
100,000	4.250		06/15/28	115,524
Ameren Corp.(a)
125,000	3.500		01/15/31	142,856
American Electric Power Co., Inc.(a)
250,000	2.300		03/01/30	257,713
Appalachian Power Co.(a)
30,000	3.700		05/01/50	34,214
Avangrid, Inc.(a)
275,000	3.200		04/15/25	302,627
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	254,113
400,000	3.700	(b)	07/15/30	469,896
20,000	4.450		01/15/49	25,593
Calpine Corp.(a)(b)
625,000	5.000		02/01/31	634,375
Dominion Energy, Inc.
675,000	3.071	(e)	08/15/24	726,341
225,000	3.375	(a)	04/01/30	253,505
DTE Energy Co.
323,000	2.250		11/01/22	333,530
Exelon Corp.(a)
325,000	4.050		04/15/30	380,149
50,000	4.700		04/15/50	63,810
Exelon Generation Co. LLC(a)
35,000	3.250		06/01/25	38,334
FirstEnergy Corp.(a)
700,000	2.650		03/01/30	710,003
325,000	2.250		09/01/30	318,279
25,000	4.850		07/15/47	30,005
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	721,872
Ohio Power Co.(a)
200,000	2.600		04/01/30	219,454
Pacific Gas & Electric Co.(a)
250,000	2.100		08/01/27	242,205
425,000	2.500		02/01/31	402,598
125,000	3.300		08/01/40	114,551
35,000	4.300		03/15/45	34,054
275,000	3.500		08/01/50	247,239
Sempra Energy(a)
35,000	3.550		06/15/24	38,060
(3M USD LIBOR + 0.500%)
1,125,000	0.775	(c)	01/15/21	1,125,022
Southern California Edison Co.(a)
725,000	3.700		08/01/25	806,186
450,000	4.200		03/01/29	518,130

Corporate Obligations – (continued)
Electrical – (continued)
Southern Power Co.(a)
$60,000	4.950%		12/15/46	$66,827
Southwestern Electric Power Co.(a)
35,000	2.750		10/01/26	37,660
Talen Energy Supply LLC(a)(b)
700,000	7.625		06/01/28	691,250
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,170,771
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,245,500

				13,233,592

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc.
1,075,000	7.750		01/15/27	1,169,062

Electronics(a)(b) – 0.1%
Sensata Technologies, Inc.
276,000	3.750		02/15/31	273,240

Engineering & Construction(a) – 0.2%
AECOM
310,000	5.125		03/15/27	333,250
Mexico City Airport Trust
200,000	4.250		10/31/26	177,000
250,000	3.875	(b)	04/30/28	213,008
310,000	5.500	(b)	07/31/47	251,959

				975,217

Entertainment(a)(b) – 0.4%
Cinemark USA, Inc.
665,000	8.750		05/01/25	699,913
WMG Acquisition Corp.
1,141,000	3.875		07/15/30	1,172,377

				1,872,290

Environmental(a)(b) – 0.1%
GFL Environmental, Inc.
400,000	3.750		08/01/25	400,500

Food & Drug Retailing – 0.7%
Kraft Heinz Foods Co.(a)(b)
1,122,000	4.250		03/01/31	1,229,835
Mars, Inc.(a)(b)
225,000	2.700		04/01/25	242,861
Mondelez International, Inc.(a)
225,000	2.125		04/13/23	233,552
Post Holdings, Inc.(a)(b)
450,000	5.750		03/01/27	473,062
Sysco Corp.(a)
75,000	6.600		04/01/40	101,732
275,000	6.600		04/01/50	385,311
The JM Smucker Co.
150,000	3.000		03/15/22	155,324
225,000	2.375	(a)	03/15/30	234,763
US Foods, Inc.(a)(b)
374,000	6.250		04/15/25	395,972

				3,452,412

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food Service(a)(b) – 0.1%
Aramark Services, Inc.
$343,000	6.375%		05/01/25	$356,720

Gas(a) – 0.1%
NiSource, Inc.
100,000	3.600		05/01/30	113,957
The East Ohio Gas Co.(b)
150,000	1.300		06/15/25	153,170
125,000	2.000		06/15/30	128,750

				395,877

Healthcare Providers & Services – 1.3%
Boston Scientific Corp.(a)
65,000	3.450		03/01/24	70,496
Centene Corp.(a)
1,050,000	3.000		10/15/30	1,070,590
DaVita, Inc.(a)(b)
555,000	3.750		02/15/31	534,881
DENTSPLY SIRONA, Inc.(a)
350,000	3.250		06/01/30	380,321
DH Europe Finance II S.a.r.l.(a)
700,000	2.200		11/15/24	739,606
275,000	2.600		11/15/29	298,730
HCA, Inc.(a)
30,000	4.500		02/15/27	33,771
Hologic, Inc.(a)(b)
450,000	3.250		02/15/29	453,375
Stryker Corp.(a)
850,000	1.950		06/15/30	866,277
Tenet Healthcare Corp.
500,000	6.750		06/15/23	526,250
150,000	7.500	(a)(b)	04/01/25	162,000
Thermo Fisher Scientific, Inc.(a)
250,000	4.497		03/25/30	308,483
Zimmer Biomet Holdings, Inc.(a)
800,000	3.550		03/20/30	894,560

				6,339,340

Household Products(a) – 0.0%
Kimberly-Clark Corp.
100,000	3.100		03/26/30	114,369
10,000	2.875		02/07/50	11,006

				125,375

Insurance – 1.3%
American International Group, Inc.
150,000	4.875		06/01/22	160,814
100,000	4.125		02/15/24	110,836
1,075,000	3.900	(a)	04/01/26	1,223,328
375,000	4.200	(a)	04/01/28	435,232
650,000	3.400	(a)	06/30/30	719,147
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,159,680
AXA Equitable Holdings, Inc.(a)
35,000	5.000		04/20/48	41,219
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	379,307

Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	695,635
New York Life Insurance Co.(a)(b)
275,000	3.750		05/15/50	309,735
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	74,092
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	373,736
Willis North America, Inc.(a)
205,000	2.950		09/15/29	221,404
XLIT Ltd.
775,000	4.450		03/31/25	873,402

				6,777,567

Internet(a) – 0.5%
Alphabet, Inc.
65,000	1.998		08/15/26	69,513
Amazon.com, Inc.
50,000	3.800		12/05/24	56,270
440,000	3.875		08/22/37	547,791
Booking Holdings, Inc.
175,000	4.100		04/13/25	197,108
Expedia Group, Inc.(b)
300,000	3.600		12/15/23	306,375
125,000	4.625		08/01/27	131,126
GrubHub Holdings, Inc.(b)
495,000	5.500		07/01/27	512,944
Prosus NV(b)
200,000	4.027		08/03/50	204,250
TD Ameritrade Holding Corp.
55,000	3.300		04/01/27	61,660
Uber Technologies, Inc.(b)
650,000	7.500		05/15/25	689,000

				2,776,037

Iron/Steel – 0.2%
ArcelorMittal SA
325,000	4.250		07/16/29	342,875
Cleveland-Cliffs, Inc.(a)(b)
225,000	9.875		10/17/25	251,156
Steel Dynamics, Inc.(a)
150,000	2.400		06/15/25	157,035
Vale Overseas Ltd.
134,000	6.250		08/10/26	158,455

				909,521

Lodging(a) – 0.4%
Hilton Domestic Operating Co., Inc.
1,204,000	4.875		01/15/30	1,240,120
MGM Resorts International
545,000	6.750		05/01/25	572,250
150,000	5.500		04/15/27	156,750

				1,969,120

Machinery – Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
35,000	1.450		05/15/25	36,128

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
$175,000	2.293%		04/05/27	$186,107
1,275,000	2.565		02/15/30	1,369,031

				1,555,138

Media – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,121,569
1,900,000	4.908		07/23/25	2,193,360
25,000	6.384		10/23/35	34,091
25,000	6.484		10/23/45	33,450
Comcast Corp.
550,000	3.700	(a)	04/15/24	607,046
225,000	3.100	(a)	04/01/25	247,844
550,000	3.950	(a)	10/15/25	630,718
256,000	3.300	(a)	02/01/27	288,668
550,000	3.300	(a)	04/01/27	621,858
350,000	3.150	(a)	02/15/28	393,134
375,000	4.150	(a)	10/15/28	451,174
575,000	4.250	(a)	10/15/30	705,887
25,000	6.500		11/15/35	37,790
75,000	3.750	(a)	04/01/40	88,069
75,000	4.700	(a)	10/15/48	99,515
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	55,739
30,000	3.500		08/15/27	33,528
CSC Holdings LLC(a)(b)
243,000	3.375		02/15/31	234,495
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
420,000	5.375		08/15/26	297,150
Discovery Communications LLC(a)
15,000	4.900		03/11/26	17,522
Entercom Media Corp.(a)(b)
400,000	7.250		11/01/24	341,000
675,000	6.500		05/01/27	590,625
Fox Corp.(a)
300,000	4.030		01/25/24	330,162
iHeartCommunications, Inc.(a)(b)
300,000	4.750		01/15/28	282,750
NBCUniversal Media LLC
458,000	4.450		01/15/43	575,692
TEGNA, Inc.(a)(b)
950,000	4.625		03/15/28	926,250
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,227,184
45,000	6.650		11/15/37	67,743
50,000	2.750	(a)	09/01/49	48,284
Time Warner Cable LLC(a)
30,000	5.875		11/15/40	37,736
ViacomCBS, Inc.
60,000	4.750	(a)	05/15/25	68,889
10,000	6.875		04/30/36	13,670
Virgin Media Finance PLC(a)(b)
950,000	5.000		07/15/30	945,250

				13,647,842

Corporate Obligations – (continued)
Mining – 0.5%
Freeport-McMoRan, Inc.(a)
950,000	4.625		08/01/30	999,875
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	689,006
Glencore Funding LLC(a)(b)
300,000	4.125		03/12/24	324,537
65,000	4.000		03/27/27	70,918
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	163,626
Teck Resources Ltd.(a)(b)
250,000	3.900		07/15/30	261,558
Vedanta Holdings Mauritius II Ltd.(a)(b)
200,000	13.000		08/21/23	206,000

				2,715,520

Miscellaneous Manufacturing – 0.2%
General Electric Co.
75,000	2.700		10/09/22	77,954
250,000	3.100		01/09/23	262,282
125,000	3.450	(a)	05/01/27	132,099
210,000	3.625	(a)	05/01/30	217,442
55,000	6.875		01/10/39	70,220
375,000	4.350	(a)	05/01/50	381,589

				1,141,586

Office(a)(b) – 0.2%
Xerox Holdings Corp.
1,215,000	5.000		08/15/25	1,201,331

Oil Field Services – 1.7%
BP Capital Markets America, Inc.(a)
225,000	4.234		11/06/28	266,371
BP Capital Markets PLC
65,000	3.814		02/10/24	71,412
Chevron Corp.(a)
65,000	2.895		03/03/24	69,771
Concho Resources, Inc.(a)
175,000	2.400		02/15/31	167,605
ConocoPhillips
25,000	6.500		02/01/39	36,776
Devon Energy Corp.(a)
227,000	5.850		12/15/25	254,136
265,000	5.600		07/15/41	267,669
EOG Resources, Inc.(a)
30,000	4.375		04/15/30	35,442
Exxon Mobil Corp.(a)
35,000	3.176		03/15/24	37,836
15,000	2.992		03/19/25	16,426
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	256,378
240,000	7.288		08/16/37	338,625
Gazprom PJSC Via Gaz Finance PLC(b)
280,000	3.250		02/25/30	280,630
Halliburton Co.(a)
2,000	3.800		11/15/25	2,166
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	221,943

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(a)
$625,000	4.500%		05/01/23	$674,575
175,000	3.800		04/01/28	189,737
40,000	6.500		03/01/41	48,438
MEG Energy Corp.(a)(b)
24,000	7.000		03/31/24	22,320
825,000	7.125		02/01/27	738,375
Occidental Petroleum Corp.(a)
1,500,000	2.900		08/15/24	1,272,975
300,000	5.550		03/15/26	271,875
Petrobras Global Finance B.V.
20,000	5.999		01/27/28	22,146
20,000	5.093		01/15/30	21,017
Petroleos de Venezuela SA(f)
4,280,000	6.000		10/28/22	111,280
1,110,000	5.375		04/12/27	30,525
Phillips 66
375,000	3.700		04/06/23	401,655
100,000	3.850	(a)	04/09/25	111,133
Schlumberger Holdings Corp.(a)(b)
30,000	4.300		05/01/29	33,302
Shell International Finance B.V.
30,000	3.875	(a)	11/13/28	35,028
35,000	6.375		12/15/38	52,170
Suncor Energy, Inc.
225,000	2.800		05/15/23	235,937
450,000	3.100	(a)	05/15/25	484,015
Valero Energy Corp.
650,000	2.700		04/15/23	673,543
350,000	2.850	(a)	04/15/25	367,045
35,000	6.625		06/15/37	43,817
WPX Energy, Inc.(a)
340,000	5.875		06/15/28	355,300

				8,519,394

Packaging(a) – 0.0%
Ball Corp.
239,000	2.875		08/15/30	231,730

Pharmaceuticals – 3.4%
AbbVie, Inc.
390,000	2.300	(b)	11/21/22	403,451
725,000	3.750	(a)	11/14/23	790,446
65,000	3.850	(a)(b)	06/15/24	71,209
30,000	4.550	(a)(b)	03/15/35	36,603
650,000	4.050	(a)(b)	11/21/39	744,861
25,000	4.875	(a)	11/14/48	31,650
750,000	4.250	(a)(b)	11/21/49	886,215
AstraZeneca PLC
45,000	6.450		09/15/37	68,509
Bausch Health Americas, Inc.(a)(b)
200,000	9.250		04/01/26	220,000
Bausch Health Cos., Inc.(a)(b)
650,000	9.000		12/15/25	706,875
95,000	5.000		01/30/28	92,387
95,000	5.250		01/30/30	93,337
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	1,037,039

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Becton Dickinson & Co.(a)
580,000	3.700		06/06/27	657,511
372,000	4.685		12/15/44	456,128
175,000	4.669		06/06/47	216,076
Bristol-Myers Squibb Co.(a)
1,345,000	3.875		08/15/25	1,534,470
300,000	3.900		02/20/28	354,774
75,000	4.250		10/26/49	98,602
Cigna Corp.(a)
1,446,000	3.750		07/15/23	1,564,442
525,000	2.400		03/15/30	544,105
45,000	4.800		08/15/38	55,819
475,000	3.400		03/15/50	495,677
CVS Health Corp.(a)
125,000	3.500		07/20/22	131,091
251,000	3.700		03/09/23	268,904
950,000	3.375		08/12/24	1,034,835
195,000	2.625		08/15/24	207,763
450,000	3.875		07/20/25	507,181
275,000	4.250		04/01/50	322,223
GlaxoSmithKline Capital, Inc.
45,000	6.375		05/15/38	69,297
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
235,000	7.250		08/15/26	238,819
Johnson & Johnson(a)
60,000	3.550		03/01/36	72,630
McKesson Corp.(a)
65,000	3.796		03/15/24	71,124
Merck & Co, Inc.(a)
35,000	2.450		06/24/50	34,795
Mylan, Inc.(a)
60,000	5.400		11/29/43	75,588
Pfizer, Inc.
750,000	3.450	(a)	03/15/29	877,560
200,000	2.625	(a)	04/01/30	222,152
25,000	4.400		05/15/44	32,895
Takeda Pharmaceutical Co. Ltd.(a)
680,000	2.050		03/31/30	691,472
Wyeth LLC
45,000	5.950		04/01/37	66,518
Zoetis, Inc.(a)
1,175,000	2.000		05/15/30	1,213,258
50,000	4.450		08/20/48	65,443

				17,363,734

Pipelines – 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
900,000	5.750		03/01/27	742,500
Cheniere Corpus Christi Holdings LLC(a)
30,000	5.125		06/30/27	33,354
Energy Transfer Operating LP(a)
350,000	4.650		06/01/21	355,474
875,000	4.200		09/15/23	921,979
725,000	5.500		06/01/27	797,833
550,000	5.250		04/15/29	591,492

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a) (c) (3M USD LIBOR + 2.778%)
$475,000	3.024%		06/01/67	$367,883
EQM Midstream Partners LP(a)
425,000	4.750		07/15/23	421,813
325,000	5.500		07/15/28	326,625
Genesis Energy LP/Genesis Energy Finance Corp.(a)
400,000	6.500		10/01/25	342,000
615,000	7.750		02/01/28	528,900
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,093,419
Kinder Morgan, Inc.
500	7.750		01/15/32	696
MPLX LP(a)
50,000	4.250		12/01/27	55,426
225,000	4.800		02/15/29	256,579
650,000	2.650		08/15/30	634,114
200,000	4.500		04/15/38	203,760
Phillips 66 Partners LP(a)
30,000	3.750		03/01/28	31,291
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	614,370
425,000	3.850		10/15/23	444,554
250,000	3.800		09/15/30	242,698
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	848,176
300,000	5.625		04/15/23	328,563
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	210,490
35,000	4.000		10/01/27	35,671
100,000	5.400		10/01/47	94,052
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
130,000	6.500		07/15/27	135,850
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	946,503
65,000	4.300		03/04/24	71,105
450,000	3.900		01/15/25	491,125
Western Midstream Operating LP(a)
100,000	5.450		04/01/44	85,750
75,000	5.300		03/01/48	60,750

				12,314,795

Real Estate Investment Trust – 2.4%
Agree LP(a)
175,000	2.900		10/01/30	180,294
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	371,946
380,000	3.375		08/15/31	428,537
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	841,232
175,000	3.875		01/30/31	190,747
American Tower Corp.(a)
925,000	3.375		05/15/24	1,001,747
500,000	2.100		06/15/30	504,730
Boston Properties LP(a)
75,000	4.125		05/15/21	75,979

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Camden Property Trust(a)
65,000	3.150		07/01/29	72,093
Crown Castle International Corp.
575,000	5.250		01/15/23	632,425
1,275,000	3.150	(a)	07/15/23	1,355,542
65,000	3.100	(a)	11/15/29	70,405
75,000	3.300	(a)	07/01/30	82,139
50,000	4.150	(a)	07/01/50	57,254
Duke Realty LP(a)
300,000	1.750		07/01/30	299,358
Healthcare Realty Trust, Inc.(a)
175,000	2.050		03/15/31	172,975
Healthpeak Properties, Inc.(a)
65,000	3.500		07/15/29	72,463
Kilroy Realty LP(a)
500,000	4.750		12/15/28	581,800
Mid-America Apartments LP(a)
325,000	1.700		02/15/31	319,013
National Retail Properties, Inc.(a)
235,000	3.900		06/15/24	253,871
400,000	4.000		11/15/25	442,904
Regency Centers LP(a)
700,000	2.950		09/15/29	724,136
Simon Property Group LP(a)
370,000	2.750		06/01/23	386,609
Spirit Realty LP(a)
725,000	4.000		07/15/29	753,333
Trust Fibra Uno(a)(b)
300,000	5.250		12/15/24	323,250
UDR, Inc.(a)
150,000	2.100		08/01/32	148,926
VEREIT Operating Partnership LP(a)
800,000	4.625		11/01/25	882,688
200,000	3.400		01/15/28	208,576
Welltower, Inc.(a)
65,000	3.625		03/15/24	70,344
Weyerhaeuser Co.
50,000	7.375		03/15/32	72,812
WP Carey, Inc.(a)
155,000	4.600		04/01/24	171,779
105,000	4.000		02/01/25	114,519
425,000	3.850		07/15/29	457,937

				12,322,363

Retailing – 1.0%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
447,000	4.000		10/15/30	450,352
AutoNation, Inc.(a)
225,000	4.750		06/01/30	265,149
Burlington Coat Factory Warehouse Corp.(a)(b)
538,000	6.250		04/15/25	566,245
Dollar Tree, Inc.(a)
525,000	4.000		05/15/25	591,649
Group 1 Automotive, Inc.(a)(b)
115,000	4.000		08/15/28	112,988
IRB Holding Corp.(a)(b)
254,000	7.000		06/15/25	270,828

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Lowe’s Cos., Inc.(a)
$325,000	5.000%		04/15/40	$427,466
McDonald’s Corp.(a)
75,000	4.450		09/01/48	93,388
125,000	4.200		04/01/50	152,353
Ross Stores, Inc.(a)
30,000	4.700		04/15/27	35,360
Starbucks Corp.(a)
850,000	3.800		08/15/25	960,831
Target Corp.
65,000	3.500		07/01/24	72,073
The Home Depot, Inc.(a)
275,000	3.900		12/06/28	329,172
Walgreens Boots Alliance, Inc.(a)
10,000	3.450		06/01/26	10,924
425,000	4.100		04/15/50	423,733
Walmart, Inc.(a)
65,000	3.300		04/22/24	70,857

				4,833,368

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
400,000	3.960		07/18/30	451,584

Semiconductors – 2.2%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	282,937
15,000	4.350		04/01/47	19,889
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
500,000	3.125		01/15/25	533,590
53,000	3.500		01/15/28	57,334
Broadcom, Inc.(a)
825,000	3.625		10/15/24	900,281
1,200,000	4.700		04/15/25	1,362,756
2,331,000	3.459		09/15/26	2,552,748
Intel Corp.(a)
5,000	4.600		03/25/40	6,633
Lam Research Corp.(a)
375,000	1.900		06/15/30	388,346
Microchip Technology, Inc.
525,000	3.922		06/01/21	536,432
625,000	2.670	(b)	09/01/23	646,506
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,399,598
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
275,000	3.400		05/01/30	300,850
ON Semiconductor Corp.(a)(b)
860,000	3.875		09/01/28	872,900
Qorvo, Inc.(a)
600,000	4.375		10/15/29	637,500
725,000	3.375	(b)	04/01/31	736,781

				11,235,081

Software(a) – 0.8%
Adobe, Inc.
30,000	3.250		02/01/25	33,263
450,000	2.150		02/01/27	482,193
600,000	2.300		02/01/30	647,076

Corporate Obligations – (continued)
Software(a) – (continued)
Fidelity National Information Services, Inc.
60,000	4.250		05/15/28	71,545
Fiserv, Inc.
300,000	3.800		10/01/23	327,006
55,000	3.850		06/01/25	62,004
750,000	3.200		07/01/26	833,167
Intuit, Inc.
175,000	1.350		07/15/27	177,520
125,000	1.650		07/15/30	127,195
Microsoft Corp.
45,000	2.875		02/06/24	48,385
30,000	3.450		08/08/36	36,320
45,000	4.100		02/06/37	58,382
Oracle Corp.
30,000	3.400		07/08/24	32,820
30,000	3.850		07/15/36	35,311
30,000	3.800		11/15/37	35,117
ServiceNow, Inc.
975,000	1.400		09/01/30	949,377
VMware, Inc.
35,000	3.900		08/21/27	38,998

				3,995,679

Technology – Hardware(a) – 0.0%
QUALCOMM, Inc.
50,000	4.800		05/20/45	67,140

Telecommunication Services – 3.7%
AT&T, Inc.(a)
1,375,000	3.000		06/30/22	1,429,794
400,000	4.450		04/01/24	447,012
600,000	4.125		02/17/26	686,976
40,000	3.800		02/15/27	45,090
60,000	4.250		03/01/27	69,460
2,175,000	2.300		06/01/27	2,282,162
100,000	1.650		02/01/28	100,051
25,000	4.100		02/15/28	28,907
625,000	2.750		06/01/31	657,594
175,000	4.900		08/15/37	211,829
450,000	3.500		06/01/41	473,508
225,000	5.450		03/01/47	288,452
25,000	4.500		03/09/48	28,437
Bell Canada, Inc.(a)
55,000	4.464		04/01/48	68,231
British Telecommunications PLC
25,000	9.625		12/15/30	40,031
Level 3 Financing, Inc.(a)(b)
645,000	4.250		07/01/28	655,481
Sprint Capital Corp.
10,000	6.875		11/15/28	12,450
T-Mobile USA, Inc.(a)(b)
625,000	3.500		04/15/25	685,675
375,000	1.500		02/15/26	376,432
1,050,000	3.750		04/15/27	1,175,327
1,175,000	2.050		02/15/28	1,202,295
625,000	3.875		04/15/30	711,399
525,000	2.550		02/15/31	540,819
325,000	3.000		02/15/41	320,596

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telefonica Emisiones SA
$150,000	5.462%	02/16/21	$152,711
325,000	4.570	04/27/23	356,310
Verizon Communications, Inc.
925,000	3.376	02/15/25	1,030,690
55,000	4.125	03/16/27	64,951
630,000	4.329	09/21/28	764,568
575,000	3.150 (a)	03/22/30	648,882
50,000	4.125	08/15/46	61,906
925,000	4.862	08/21/46	1,258,675
180,000	5.012	04/15/49	257,492
Vodafone Group PLC
1,175,000	3.750	01/16/24	1,282,912
30,000	5.000	05/30/38	37,322

			18,454,427

Transportation(a) – 0.1%
Canadian Pacific Railway Co.
200,000	2.050	03/05/30	208,812
CSX Corp.
65,000	3.250	06/01/27	73,260
25,000	3.800	04/15/50	29,688
Union Pacific Corp.
5,000	3.799	10/01/51	5,905
United Parcel Service, Inc.
60,000	3.900	04/01/25	68,282

			385,947

TOTAL CORPORATE OBLIGATIONS
(Cost $263,899,096)			$278,407,573

Mortgage-Backed Obligations – 50.6%
Collateralized Mortgage Obligations – 3.7%
Interest Only(g) – 1.5%
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
$604,130	5.898%	03/15/44	$105,320
FHLMC REMIC Series 4320, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
2,942,417	5.948	07/15/39	603,799
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
1,165,809	5.848	05/15/46	201,998
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
764,546	5.948	08/25/49	135,679
FHLMC REMIC Series 4936, Class ES(c) (-1x 1M USD LIBOR + 6.000%)
234,934	5.848	12/25/49	28,889
FHLMC REMIC Series 4936, Class PS(c) (-1x 1M USD LIBOR + 6.000%)
659,378	5.848	12/25/49	79,855
FHLMC REMIC Series 4980, Class KI
6,150,138	4.500	06/25/50	795,448
FHLMC REMIC Series 4989, Class EI
553,912	4.000	07/25/50	72,696

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FHLMC REMIC Series 4998, Class GI
1,994,963	4.000	08/25/50	275,161
FHLMC REMIC Series 5009, Class DI
1,426,243	2.000	09/25/50	120,614
FHLMC REMIC Series 5020, Class IH(h)
1,340,000	3.000	08/25/50	141,359
FHLMC STRIPS Series 304, Class C45
175,590	3.000	12/15/27	10,141
FNMA REMIC Series 2011-124, Class SC(c) (-1x 1M USD LIBOR + 6.550%)
276,352	6.402	12/25/41	49,331
FNMA REMIC Series 2012-5, Class SA(c) (-1x 1M USD LIBOR + 5.950%)
415,949	5.802	02/25/42	68,910
FNMA REMIC Series 2012-88, Class SB(c) (-1x1M USD LIBOR + 6.670%)
300,103	6.522	07/25/42	53,385
FNMA REMIC Series 2014-6, Class SA(c) (-1x 1M USD LIBOR + 6.600%)
330,864	6.452	02/25/44	61,589
FNMA REMIC Series 2015-34, Class LS(c) (-1x 1M USD LIBOR + 6.100%)
708,433	5.952	06/25/45	143,001
FNMA REMIC Series 2016-69, Class BS(c) (-1x1M USD LIBOR + 6.100%)
1,865,061	5.952	10/25/46	394,449
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
858,457	5.952	05/25/47	162,408
FNMA REMIC Series 2017-86, Class SB(c) (-1x1M USD LIBOR + 6.150%)
646,046	6.002	11/25/47	116,932
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
1,485,108	2.500	03/25/48	88,143
FNMA REMIC Series 2019-41, Class SB(c) (-1x 1M USD LIBOR + 6.050%)
754,260	5.902	08/25/49	150,223
FNMA REMIC Series 2020-45, Class AI
880,420	4.000	07/25/50	108,741
FNMA REMIC Series 2020-45, Class EI
656,768	5.000	07/25/50	98,309
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
746,648	5.952	07/25/50	148,803
FNMA REMIC Series 2020-60, Class KI
1,953,853	2.000	09/25/50	166,783
FNMA REMIC Series 2020-62, Class GI
1,020,659	4.000	06/25/48	157,308
GNMA REMIC Series 2010-101, Class S(c) (-1x 1M USD LIBOR + 6.000%)
291,400	5.844	08/20/40	55,082
GNMA REMIC Series 2010-20, Class SE(c) (-1x 1M USD LIBOR + 6.250%)
649,631	6.094	02/20/40	128,797

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M USD LIBOR + 6.100%)
$86,981	5.944%	09/20/43	$17,115
GNMA REMIC Series 2013-152, Class SG(c) (-1x 1M USD LIBOR + 6.150%)
273,616	5.994	06/20/43	53,951
GNMA REMIC Series 2013-181, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
387,939	5.944	11/20/43	79,829
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M USD LIBOR + 6.100%)
426,733	5.944	10/20/43	59,681
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M USD LIBOR + 5.600%)
225,073	5.444	09/20/44	39,775
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M USD LIBOR + 5.600%)
206,012	5.444	11/20/44	33,228
GNMA REMIC Series 2015-110, Class MS(c) (-1x 1M USD LIBOR + 5.710%)
1,409,610	5.554	08/20/45	232,600
GNMA REMIC Series 2015-111, Class IM
599,220	4.000	08/20/45	64,336
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M USD LIBOR + 6.250%)
283,528	6.094	08/20/45	50,546
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
333,507	6.094	09/20/45	62,626
GNMA REMIC Series 2015-167, Class AS(c) (-1x 1M USD LIBOR + 6.250%)
213,414	6.094	11/20/45	36,431
GNMA REMIC Series 2015-168, Class SD(c) (-1x1M USD LIBOR + 6.200%)
150,920	6.044	11/20/45	29,887
GNMA REMIC Series 2015-57, Class AS(c) (-1x 1M USD LIBOR + 5.600%)
1,186,675	5.444	04/20/45	195,387
GNMA REMIC Series 2016-109, Class IH
854,496	4.000	10/20/45	93,566
GNMA REMIC Series 2016-27, Class IA
410,760	4.000	06/20/45	36,223
GNMA REMIC Series 2018-105, Class SC(c) (-1x1M USD LIBOR + 6.200%)
317,140	6.044	08/20/48	48,977
GNMA REMIC Series 2018-122, Class HS(c) (-1x1M USD LIBOR + 6.200%)
891,173	6.044	09/20/48	163,476
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
664,564	6.044	09/20/48	106,691
GNMA REMIC Series 2018-124, Class SN(c) (-1x1M USD LIBOR + 6.200%)
765,245	6.044	09/20/48	140,179
GNMA REMIC Series 2018-137, Class SN(c) (-1x 1M USD LIBOR + 6.150%)
731,546	5.994	10/20/48	115,599

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2018-139, Class SQ(c) (-1x1M USD LIBOR + 6.150%)
587,070	5.994	10/20/48	89,887
GNMA REMIC Series 2018-72, Class IB
469,992	4.000	04/20/46	59,179
GNMA REMIC Series 2019-128, Class IO
1,094,097	4.000	10/20/49	131,565
GNMA REMIC Series 2019-129, Class AI
573,268	3.500	10/20/49	66,541
GNMA REMIC Series 2019-151, Class IA
2,213,885	3.500	12/20/49	231,687
GNMA REMIC Series 2019-151, Class NI
1,609,495	3.500	10/20/49	139,218
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
456,728	3.634	02/20/49	39,239
GNMA REMIC Series 2019-97, Class SC(c) (-1x1M USD LIBOR + 6.100%)
672,404	5.944	08/20/49	105,058
GNMA REMIC Series 2019-98, Class SC(c) (-1x1M USD LIBOR + 6.050%)
750,509	5.894	08/20/49	115,222
GNMA REMIC Series 2020-61, Class GI
1,743,189	5.000	05/20/50	179,870
GNMA REMIC Series 2020-61, Class SF(c) (-1x1M USD LIBOR + 6.440%)
431,139	6.284	07/20/43	84,448

			7,625,170

Regular Floater(c) – 0.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
80,366	0.598	07/25/41	81,287

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
41,480	5.500	08/25/35	47,539
FNMA REMIC Series 2011-52, Class GB
332,643	5.000	06/25/41	381,908
FNMA REMIC Series 2012-111, Class B
27,138	7.000	10/25/42	33,549
FNMA REMIC Series 2012-153, Class B
74,705	7.000	07/25/42	94,380

			557,376

Sequential Floating Rate(c) – 2.1%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.250%)
1,799,598	0.398	11/25/36	1,500,409
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
341,234	2.548	04/25/31	339,512
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
615,416	2.448	08/25/31	611,579
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
50,000	2.198	01/25/40	48,669

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
	FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(b) (1M USD LIBOR + 1.700%)
	$970,000	1.848%	01/25/50	$948,442
	FHLMC STACR Remic Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
	125,000	1.998	02/25/50	121,656
	FHLMC STACR Remic Trust Series 2020-DNA3, Class B1(b) (1M USD LIBOR + 5.100%)
	535,000	5.248	06/25/50	546,028
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
	290,000	6.148	08/25/50	299,053
	FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
	295,000	3.898	08/25/50	298,047
	FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
	155,000	3.302	09/25/50	155,415
	FNMA Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	109,826	5.398	10/25/23	106,967
	FNMA Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	240,099	4.548	01/25/24	222,777
	GNMA REMIC Series 2019-1, Class SN(a) (-1x1M USD LIBOR + 6.050%)
	218,006	5.894	01/20/49	32,550
	GNMA REMIC Series 2019-4, Class SJ(a) (-1x1M USD LIBOR + 6.050%)
	807,819	5.894	01/20/49	129,030
	GNMA REMIC Series 2019-6, Class SA(a) (-1x1M USD LIBOR + 6.050%)
	210,536	5.894	01/20/49	32,410
	GNMA REMIC Series 2019-69, Class S(a) (-1x1M USD LIBOR + 3.270%)
	1,508,442	3.114	06/20/49	121,756
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	726,510	0.868	08/20/56	935,665
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
	614,558	0.923	11/15/49	789,782
	Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
	1,337,455	1.262	05/25/51	1,726,417
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	738,141	0.957	03/20/56	951,480
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	282,404	1.057	03/20/56	364,387
	Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	236,584	3.500	07/25/49	242,286

				10,524,317

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$18,788,150

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(b) – 0.5%
Sequential Fixed Rate – 0.4%
	Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
	500,000	3.000	07/15/49	388,365
	Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
	500,000	2.500	11/15/52	323,654
	Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D
	650,000	2.600	02/15/53	499,265
	COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D
	350,000	3.000	09/10/50	257,580
	CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
	387,000	2.500	03/15/53	259,768
	GS Mortgage Securities Trust Series 2019-GC42, Class D
	200,000	2.800	09/01/52	165,872
	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
	150,000	3.250	01/15/60	107,357

				2,001,861

Sequential Floating Rate(c) – 0.1%
	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
	206,019	1.052	09/15/35	203,915
	BANK 2018-BNK10 Series 2018-BN10, Class D
	200,000	2.600	02/15/61	130,205
	Barclays Commercial Mortgage Trust Series 2017-C1 Class D
	150,000	3.674	02/15/50	114,281
	CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D
	250,000	5.054	11/15/51	211,157

				659,558

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$2,661,419

Federal Agencies – 46.4%
Adjustable Rate FHLMC(c) – 0.0%
	$23,673	3.461%	09/01/35	$24,836

FHLMC – 1.2%
	98,178	6.000	08/01/27	109,514
	10,792	5.000	08/01/33	12,365
	2,039	5.000	09/01/33	2,336
	2,582	5.000	10/01/33	2,959
	2,702	5.000	11/01/34	3,112
	158,182	5.000	12/01/34	182,184
	3,863	5.000	07/01/35	4,449
	639	5.000	11/01/35	732
	32,917	5.000	03/01/39	37,606
	5,709	5.000	05/01/39	6,522
	16,755	5.000	04/01/40	19,212
	3,175	5.000	08/01/40	3,640
	39,929	4.000	02/01/41	44,062
	758	5.000	04/01/41	868
	3,391	5.000	06/01/41	3,881
	1,214,264	4.000	03/01/48	1,302,210

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,314,584	4.000%	04/01/48		$1,399,576
2,691,126	4.500	08/01/48		3,010,079

				6,145,307

GNMA – 27.1%
27,014	5.500	11/15/32		30,254
17,255	5.500	01/15/33		18,817
34,297	5.500	02/15/33		38,939
35,254	5.500	03/15/33		39,968
38,996	5.500	07/15/33		44,313
14,875	5.500	08/15/33		16,661
8,675	5.500	09/15/33		9,689
19,198	5.500	04/15/34		21,449
7,817	5.500	05/15/34		8,476
153,183	5.500	09/15/34		174,892
157,620	5.500	12/15/34		179,751
111,551	5.500	01/15/35		127,736
472	5.500	05/15/36		522
5,610	4.000	02/20/41		6,197
8,669	4.000	11/20/41		9,563
1,432	4.000	01/20/42		1,580
4,586	4.000	04/20/42		5,059
2,737	4.000	10/20/42		3,011
796,120	4.000	08/20/43		874,241
4,728	4.000	03/20/44		5,183
5,660	4.000	05/20/44		6,205
394,451	4.000	11/20/44		432,418
90,975	4.000	12/20/44		99,732
25,873	4.000	05/20/45		28,315
100,645	4.000	07/20/45		109,829
573,741	4.000	01/20/46		624,662
928,181	3.500	04/20/47		993,018
2,867,976	4.500	05/20/48		3,112,909
4,239,130	4.500	08/20/48		4,585,267
529,439	5.000	08/20/48		576,845
1,666,997	4.500	09/20/48		1,803,112
421,216	5.000	09/20/48		458,932
3,945,658	5.000	10/20/48		4,290,326
2,302,411	5.000	11/20/48		2,503,535
2,857,637	5.000	12/20/48		3,105,476
5,085,908	4.500	01/20/49		5,484,102
4,513,338	5.000	01/20/49		4,904,774
1,903,269	4.000	02/20/49		2,027,730
2,444,263	4.000	03/20/49		2,601,237
103,787	4.500	03/20/49		111,775
516,136	5.000	03/20/49		560,900
1,825,786	4.000	05/20/49		1,941,328
142,269	4.500	05/20/49		153,041
2,843,191	4.500	10/20/49		3,060,527
1,156,340	4.500	11/20/49		1,241,057
3,424,563	4.500	12/20/49		3,675,456
1,000,001	3.500	01/20/50		1,053,321
49,000,000	2.000	TBA-30yr	(i)	50,865,209
30,000,000	2.500	TBA-30yr	(i)	31,477,731
2,000,000	4.500	TBA-30yr	(i)	2,142,929
1,000,000	5.000	TBA-30yr	(i)	1,084,267

				136,732,266

Mortgage-Backed Obligations – (continued)
UMBS – 6.3%
1,037	6.000	06/01/21		1,050
2,799	5.500	09/01/23		2,899
1,770	5.500	10/01/23		1,834
1,484	5.500	05/01/25		1,514
7,487	4.500	02/01/39		8,423
6,903	4.500	04/01/39		7,765
7,549	4.500	08/01/39		8,557
105,079	4.500	12/01/39		119,112
98,949	4.500	06/01/40		111,099
38,257	4.500	08/01/41		42,733
60,123	3.000	12/01/42		65,863
135,490	3.000	01/01/43		148,426
37,210	3.000	02/01/43		40,763
13,354	3.000	03/01/43		14,628
200,962	3.000	04/01/43		220,400
33,801	3.000	05/01/43		37,071
47,585	3.000	06/01/43		52,188
14,927	3.000	07/01/43		16,371
39,151	5.000	06/01/44		43,824
17,967	3.500	03/01/45		19,287
555,433	3.000	04/01/45		597,179
1,795,451	4.500	04/01/45		2,043,654
203,791	4.500	05/01/45		232,090
1,040,267	4.500	06/01/45		1,158,331
473,647	4.000	11/01/45		516,917
154,032	4.000	03/01/46		167,286
95,311	4.000	06/01/46		103,092
24,434	4.000	08/01/46		26,429
165,170	4.000	10/01/46		178,655
163,741	4.000	06/01/47		179,662
839,852	4.500	07/01/47		929,444
357,244	4.500	11/01/47		396,246
433,820	4.000	12/01/47		477,493
1,299,343	4.000	01/01/48		1,429,741
2,577,019	4.000	02/01/48		2,831,542
1,957,723	4.000	03/01/48		2,148,726
1,374,000	4.000	06/01/48		1,511,462
955,343	4.000	08/01/48		1,047,040
670,895	4.500	09/01/48		749,383
3,048,724	5.000	11/01/48		3,438,393
9,418,907	5.000	10/01/49		10,320,451

				31,447,023

UMBS, 30 Year, Single Family(i) – 11.8%
17,000,000	2.000	TBA-30yr		17,551,220
24,000,000	3.000	TBA-30yr		25,145,697
16,000,000	3.500	TBA-30yr		16,869,997

				59,566,914

TOTAL FEDERAL AGENCIES				$233,916,346

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $250,498,440)				$255,365,915

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debenture(j) – 0.0%
Israel Government AID Bond
$40,000	5.500%	09/18/33	$60,024
(Cost $38,557)

Asset-Backed Securities(c) – 7.2%
Collateralized Loan Obligations – 4.6%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$1,300,000	1.575%	01/15/33	$1,285,083
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b) (3M USD LIBOR + 1.090%)
2,009,000	1.362	04/20/31	1,976,048
Crown City CLO I Series 2020-1A, Class A2(b) (3M USD LIBOR + 2.550%)
1,200,000	2.857	07/20/30	1,203,883
Crown City CLO I Series 2020-1A, Class B(b) (3M USD LIBOR + 3.030%)
1,000,000	3.337	07/20/30	987,899
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(b) (3M USD LIBOR + 1.860%)
2,350,000	1.999	07/20/31	2,354,893
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100%)
1,950,000	1.251	06/15/36	1,936,234
Magnetite XXIV Ltd. Series 2019-24A, Class A(b) (3M USD LIBOR + 1.330%)
2,000,000	1.605	01/15/33	1,995,578
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1(b) (3M USD LIBOR + 1.330%)
3,000,000	1.602	01/20/32	2,963,631
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	1.553	02/20/31	487,569
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
325,096	2.913	07/25/59	339,823
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
1,200,000	1.628	04/14/33	1,173,401
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
1,475,000	1.332	06/15/36	1,453,389
TCW CLO Ltd. Series 2020-1A, Class C(b) (3M USD LIBOR + 4.300%)
1,250,000	5.060	04/20/28	1,251,155
TICP CLO VIII Ltd. Trust Series 2017-8A, Class A1(b) (1M USD LIBOR + 1.230%)
2,000,000	1.502	10/20/30	1,990,906
Whitehorse Ltd. Series 2014-9A, Class AR(b) (3M USD LIBOR + 1.160%)
653,656	1.433	07/17/26	652,042
Zais CLO Ltd. Series 2020-15A, Class A1(b) (3M USD LIBOR + 2.555%)
1,275,000	2.917	07/28/30	1,283,685

			23,335,219

Asset-Backed Securities(c) – (continued)
Home Equity – 0.5%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2 (1M LIBOR + 0.800%)
5,242	0.948	10/27/32	4,980

Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
1,369	0.808	10/25/32	1,318
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(1M USD LIBOR + 0.620%)
860	0.768	01/25/32	826
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
19,114	7.000	09/25/37	19,447
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	0.748	11/25/32	217
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,205,167	0.378	04/25/37	1,107,712
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
2,868,912	0.368	04/25/37	1,101,171
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
759	1.028	08/25/33	686

			2,236,357

Student Loan – 2.1%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
640,283	0.507	09/26/33	618,407
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
956,481	1.298	03/25/66	956,481
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,240,576	1.198	12/27/66	3,204,183
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,338,748	1.298	09/25/65	1,333,776
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
374,476	0.997	10/28/41	364,191
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
166,414	0.365	01/25/27	164,762
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
953,229	0.385	10/25/28	944,640
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
675,051	0.575	01/25/22	635,162
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
189,818	0.995	04/25/23	184,950
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
436,299	1.895	07/25/22	430,098

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Student Loan – (continued)
	SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	$745,518	1.945%		07/25/23	$740,084
	SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	957,564	1.345		07/25/23	923,219

					10,499,953

	TOTAL ASSET-BACKED SECURITIES
	(Cost $35,949,023)				$36,071,529

Foreign Debt Obligations – 1.4%
Sovereign – 1.4%
	Abu Dhabi Government International Bond(b)
	$480,000	3.875%		04/16/50	584,700
	Dominican Republic(b)
	150,000	4.500		01/30/30	146,953
	310,000	6.400		06/05/49	310,872
	200,000	5.875		01/30/60	188,750
	Republic of Colombia(a)
	530,000	3.125		04/15/31	541,395
	470,000	4.125		05/15/51	489,975
	Republic of Ecuador(b)
	41,572	0.000	(k)	07/31/30	19,331
	124,740	0.500	(e)	07/31/30	84,511
	326,898	0.500	(e)	07/31/35	182,246
	149,820	0.500	(e)	07/31/40	75,285
	Republic of Egypt(b)
	200,000	4.550		11/20/23	199,875
	620,000	8.875		05/29/50	614,575
	Republic of Indonesia
EUR	250,000	2.150	(b)	07/18/24	306,944
	$200,000	3.850		10/15/30	226,750
	Republic of Qatar(b)
	200,000	4.400		04/16/50	257,750
	Republic of Romania
EUR	20,000	2.875		03/11/29	25,486
	500,000	3.624	(b)	05/26/30	662,434
	$130,000	3.000	(b)	02/14/31	133,413
EUR	70,000	2.000	(b)	01/28/32	80,866
	70,000	3.375		01/28/50	83,610
	80,000	3.375	(b)	01/28/50	95,555
	$230,000	4.000	(b)	02/14/51	236,684
	Republic of South Africa
	330,000	4.850		09/30/29	314,222
	200,000	5.750		09/30/49	169,312
	Ukraine Government Bond(b)
	430,000	7.253		03/15/33	394,525
	United Mexican States
	200,000	4.500		04/22/29	224,187
	540,000	4.500	(a)	01/31/50	568,350

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $6,977,260)				$7,218,556

Municipal Debt Obligations – 1.2%
California(a) – 0.3%
	California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$367,420
	California State GO Bonds Build America Taxable Series 2010
	66	7.950		03/01/36	61
	East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,403,631

					1,771,112

Illinois – 0.5%
	Illinois State GO Bonds Build America Series 2010(a)
	115,000	6.630		02/01/35	126,805
	730,000	7.350		07/01/35	827,054
	Illinois State GO Bonds Taxable-Pension Series 2003
	1,460,000	5.100		06/01/33	1,475,461

					2,429,320

New York(a) – 0.3%
	New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175		11/15/49	873,448
	Port Authority of New York & New Jersey Consolidated Bonds – 192 Series 2015
	375,000	4.810		10/15/65	501,454

					1,374,902

Ohio(a) – 0.1%
	American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270		02/15/50	362,167

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $5,079,847)				$5,937,501

U.S. Treasury Obligations – 0.6%
	United States Treasury Bond(l)
	$1,100,000	3.625%		02/15/44	$1,607,203
	United States Treasury Inflation Indexed Note(l)
	1,239,172	0.125		07/15/22	1,270,863
	United States Treasury Notes
	60,000	1.625		09/30/26	64,449
	40,000	0.625		05/15/30	39,856

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $2,432,014)				$2,982,371

Shares	Description	Value

Exchange Traded Fund(m) – 0.9%
98,956	Goldman Sachs Access High Yield Corporate Bond ETF	$4,788,956
(Cost $4,748,156)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(m) – 8.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
45,069,024	0.027%	$45,069,024
(Cost $45,069,024)

TOTAL INVESTMENTS – 126.0%
(Cost $614,691,417)		$635,901,449

LIABILITIES IN EXCESS OF OTHER ASSETS – (26.0)%		(131,359,003)

NET ASSETS – 100.0%		$504,542,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $145,137,050 which represents approximately 28.8% of the Fund’s net assets as of September 30, 2020.

(j)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $60,023, which represents approximately 0.0% of the Fund’s net assets as of September 30, 2020.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
SONIA IR	— Sterling Overnight Index Average Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	3,147,191	USD	2,205,110	10/01/20	$49,068
	AUD	3,502,241	USD	2,495,462	12/21/20	13,597
	CAD	584,927	CHF	402,401	12/16/20	1,500
	CAD	3,616,000	USD	2,653,594	10/05/20	62,081
	CAD	2,351,185	USD	1,762,140	12/16/20	4,255
	CLP	1,603,895,417	USD	2,036,415	11/16/20	7,531
	CNH	50,510,203	USD	7,349,191	12/16/20	56,343
	COP	2,744,059,082	USD	714,076	10/05/20	2,760
	COP	1,922,395,895	USD	494,762	11/20/20	6,228
	EUR	362,930	CHF	389,836	12/16/20	2,014
	EUR	381,448	CZK	10,326,566	12/16/20	194
	EUR	384,515	PLN	1,743,853	12/16/20	388
	EUR	1,470,699	SEK	15,309,322	12/16/20	16,266
	EUR	2,715,908	USD	3,175,928	12/16/20	14,053
	GBP	1,616,385	EUR	1,759,122	12/16/20	20,599
	GBP	3,546,050	USD	4,550,887	12/16/20	27,128
	GBP	1,580,603	USD	2,035,988	01/13/21	5,104
	ILS	4,590,938	USD	1,336,717	12/16/20	5,038
	INR	409,432,863	USD	5,469,917	10/28/20	80,633
	JPY	47,153,944	AUD	610,818	12/16/20	10,005
	JPY	164,632,535	USD	1,538,370	10/09/20	22,797
	JPY	584,192,685	USD	5,511,108	12/16/20	34,181
	KRW	523,446,696	USD	446,414	11/02/20	2,506
	MXN	25,116,699	USD	1,110,577	12/16/20	15,286
	NZD	683,088	USD	448,126	12/16/20	3,739
	RUB	42,658,550	USD	540,419	11/17/20	6,291
	TRY	5,790,876	USD	742,249	10/16/20	4,917
	TWD	39,147,446	USD	1,346,382	11/09/20	13,414
	USD	5,207,064	AUD	7,149,383	12/16/20	85,230
	USD	4,646,161	CAD	6,104,515	12/16/20	59,971
	USD	617,527	CHF	564,524	12/10/20	3,305
	USD	2,570,494	CHF	2,327,945	12/16/20	36,937
	USD	1,349,317	CLP	1,046,886,674	11/16/20	15,204
	USD	1,722,884	CLP	1,333,133,251	12/17/20	23,381
	USD	1,761,511	CNH	12,007,623	12/16/20	1,017
	USD	441,162	COP	1,654,202,081	10/05/20	9,031
	USD	526,439	COP	1,989,307,329	11/20/20	8,012
	USD	14,106,828	EUR	11,983,629	11/09/20	45,014
	USD	2,120,989	EUR	1,790,155	12/16/20	18,357
	USD	4,642,903	GBP	3,541,708	12/16/20	70,498
	USD	551,141	IDR	8,121,609,270	11/05/20	6,417
	USD	446,275	ILS	1,522,602	12/16/20	1,277
	USD	897,597	MXN	19,897,878	12/16/20	5,670
	USD	1,282,614	NOK	11,805,138	12/10/20	16,773
	USD	1,441,688	NOK	12,858,795	12/16/20	62,796
	USD	1,583,552	NZD	2,358,171	12/16/20	23,613
	USD	891,257	PLN	3,417,313	12/16/20	6,980
	USD	3,984,817	RUB	301,652,341	11/17/20	118,853
	USD	4,710,408	SEK	41,505,473	12/10/20	71,935

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	USD	1,610,786	SEK	14,110,250	12/16/20	$33,660
	USD	761,817	TRY	5,790,876	10/16/20	14,652
	USD	739,669	TRY	5,658,275	10/19/20	10,297
	USD	1,019,926	TRY	7,677,991	10/23/20	31,440
	USD	408,256	TRY	3,088,052	11/10/20	12,723
	USD	1,251,140	ZAR	21,028,932	12/17/20	7,414
	ZAR	33,361,074	USD	1,943,955	12/17/20	29,141

TOTAL						$1,317,514

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	609,673	CAD	586,109	12/16/20	$(3,561)
	AUD	6,287,194	USD	4,580,188	12/16/20	(76,028)
	CAD	3,978,830	USD	3,026,827	12/16/20	(37,620)
	CHF	1,174,236	EUR	1,090,841	12/16/20	(3,303)
	CHF	1,973,821	USD	2,168,144	12/16/20	(19,989)
	CNH	15,016,607	USD	2,207,118	12/16/20	(5,463)
	COP	5,537,216,024	USD	1,508,976	10/05/20	(62,478)
	CZK	10,011,304	USD	444,519	12/16/20	(10,355)
	EUR	602,438	GBP	552,068	12/16/20	(5,134)
	EUR	381,448	HUF	139,838,917	12/16/20	(2,456)
	EUR	945,971	NOK	10,491,983	12/16/20	(13,998)
	EUR	381,717	SEK	4,058,756	12/16/20	(5,307)
	EUR	11,440,204	USD	13,467,123	11/09/20	(42,973)
	EUR	6,554,179	USD	7,759,689	12/16/20	(61,455)
	GBP	1,114,837	USD	1,444,723	12/16/20	(5,449)
	IDR	3,086,907,258	USD	208,533	11/05/20	(1,491)
	ILS	3,043,874	USD	890,061	12/16/20	(453)
	JPY	187,462,635	EUR	1,526,123	12/16/20	(13,075)
	JPY	88,309,254	USD	838,700	12/16/20	(449)
	KRW	517,590,277	USD	445,403	11/02/20	(1,506)
	MXN	36,661,284	USD	1,692,783	12/16/20	(49,430)
	NOK	45,655,957	USD	5,087,404	12/16/20	(191,560)
	NZD	678,003	EUR	382,189	12/16/20	(399)
	NZD	444,254	USD	297,223	12/16/20	(3,347)
	PLN	1,570,847	EUR	352,522	12/16/20	(7,578)
	PLN	1,565,090	USD	418,153	12/16/20	(13,164)
	RUB	165,710,439	USD	2,210,290	11/17/20	(86,552)
	SEK	11,634,763	EUR	1,118,524	12/16/20	(13,330)
	SEK	39,781,000	USD	4,514,699	12/10/20	(68,946)
	SEK	15,942,786	USD	1,812,307	12/16/20	(30,356)
	TRY	5,616,642	USD	772,976	10/23/20	(49,875)
	TWD	25,641,098	USD	890,638	10/26/20	(1,760)
	TWD	25,368,346	USD	892,000	11/09/20	(10,824)
	USD	1,683,159	AUD	2,413,000	10/01/20	(45,155)
	USD	1,734,346	AUD	2,463,554	12/16/20	(30,551)
	USD	1,725,219	AUD	2,421,248	12/21/20	(9,401)
	USD	493,885	CAD	673,007	10/05/20	(11,555)
	USD	1,139,984	CAD	1,526,758	12/16/20	(7,036)

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	USD	567,407	CLP	446,025,645	11/16/20	$(991)
	USD	2,226,961	CNH	15,279,348	12/16/20	(13,215)
	USD	1,721,406	COP	6,627,073,025	10/05/20	(9,797)
	USD	445,375	CZK	10,287,546	12/16/20	(769)
	USD	530,812	EUR	453,699	11/09/20	(1,566)
	USD	449,379	EUR	384,335	12/16/20	(2,044)
	USD	2,196,340	GBP	1,716,584	12/16/20	(19,798)
	USD	6,914,582	GBP	5,368,014	01/13/21	(17,334)
	USD	1,341,967	ILS	4,626,631	12/16/20	(10,220)
	USD	3,495,667	INR	263,728,231	10/28/20	(79,614)
	USD	1,256,764	JPY	134,495,713	10/09/20	(18,624)
	USD	4,338,086	JPY	458,367,764	12/16/20	(12,844)
	USD	2,176,553	KRW	2,554,929,218	11/02/20	(14,609)
	USD	2,624,326	NOK	24,814,632	12/16/20	(36,631)
	USD	870,811	NZD	1,331,677	12/16/20	(10,099)
	USD	1,051,581	RUB	83,153,088	11/17/20	(14,105)
	USD	548,611	SEK	5,008,572	12/16/20	(11,205)
	USD	727,022	TRY	5,790,876	12/16/20	(5,666)
	USD	4,205,328	TWD	121,929,292	11/09/20	(29,915)
	USD	891,830	ZAR	15,273,571	12/17/20	(11,503)
	ZAR	7,367,712	USD	446,095	12/17/20	(10,342)

TOTAL						$(1,334,253)

FORWARD SALES CONTRACTS — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA	4.000%	TBA-30yr	10/21/20	$(3,000,000)	$(3,187,659)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/14/20	(5,000,000)	(5,408,983)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	11/12/20	(5,000,000)	(5,338,087)

TOTAL (Proceeds Receivable: $13,946,309)					$(13,934,729)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	193	12/21/20	$42,809,812	$(44,452)
10 Year U.S. Treasury Notes	325	12/21/20	45,347,656	19,773
20 Year U.S. Treasury Bonds	42	12/21/20	7,403,813	(21,312)

Total				$(45,991)

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Eurodollars	(4)	12/14/20	$(997,550)	$(18,545)
Australian 10 Year Government Bonds	(1)	12/15/20	(107,002)	(132)
Ultra 10 Year U.S. Treasury Notes	(71)	12/21/20	(11,354,453)	7,787
2 Year U.S. Treasury Notes	(84)	12/31/20	(18,560,719)	(5,467)
5 Year U.S. Treasury Notes	(207)	12/31/20	(26,088,469)	(3,950)

Total				$(20,307)

TOTAL FUTURES CONTRACTS				$(66,298)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250(a)	6M WIBOR(b)	12/16/21	PLN	18,330		$(4,373)	$(915)	$(3,458)
Mexico Interbank TIIE 28 Days(c)	4.500%(c)	12/14/22	MXN	44,420		(1,185)	922	(2,107)
6M EURO(d)	0.500(e)	12/16/22	EUR	4,180		(1,402)	(5,642)	4,240
6M CDOR(d)	1.250(d)	12/16/23	CAD	74,240		1,038,686	1,023,538	15,148
0.750(d)	3M LIBOR(b)	12/16/23		$57,180		(859,821)	(865,651)	5,830
1M BID Average(a)	4.930(a)	01/02/24	BRL	4,840	(f)	(9,015)	114	(9,129)
6M CDOR(d)	0.840(d)	06/24/24	CAD	46,640	(f)	44,862	17,624	27,238
1M LIBOR + 0.100%(b)	3M LIBOR(b)	07/25/24		$24,700		15,090	395	14,695
6M CDOR(d)	0.810(d)	09/30/24	CAD	27,540		2,461	2,475	(14)
1M BID Average(c)	6.260(c)	01/02/25	BRL	2,665		7,658	(8,273)	15,931
6M AUDOR(d)	0.553(d)	05/16/25	AUD	41,300	(f)	176,262	(25,477)	201,739
(0.307)(e)	6M EURO(d)	05/18/25	EUR	30,430	(f)	(113,590)	28,093	(141,683)
6M CNY(b)	2.500(b)	06/17/25	CNY	18,280		(17,086)	26,475	(43,561)
Mexico Interbank TIIE 28 Days(c)	5.100(c)	12/10/25	MXN	58,960		(5,353)	26	(5,379)
3M STIBOR(b)	0.000(e)	12/16/25	SEK	145,560		(62,301)	(54,639)	(7,662)
3M NIBOR(d)	0.750(e)	12/16/25	NOK	257,970		165,319	(4,476)	169,795
6M WIBOR(d)	0.750(e)	12/16/25	PLN	3,690		10,308	(780)	11,088
3M LIBOR(b)	1.000(d)	12/16/25		$2,270		71,496	72,400	(904)
(0.250)(e)	6M EURO(d)	12/16/25	EUR	39,100		(391,946)	(401,990)	10,044
0.500(d)	6M GBP(d)	12/16/25	GBP	5,040		(94,319)	(92,593)	(1,726)
6M AUDOR(d)	0.960(d)	04/21/27	AUD	5,290	(f)	45,486	966	44,520
6M LIBOR(d)	0.500(e)	12/16/27	CHF	16,310		(31,809)	(64,885)	33,076
(0.250)(e)	6M EURO(d)	12/16/27	EUR	14,900		(118,331)	(89,586)	(28,745)
6M AUDOR(d)	0.920(d)	09/04/28	AUD	16,600		39,722	(3,828)	43,550
1.750(d)	3M NZDOR(b)	03/19/30	NZD	3,770	(f)	(112,841)	(105,089)	(7,752)
6M EURO(d)	0.050(e)	05/21/30	EUR	8,440	(f)	62,899	(28,602)	91,501
3M LIBOR(b)	0.980(d)	05/21/30		$9,590	(f)	(26,382)	(13,690)	(12,692)
3M LIBOR(b)	1.750(d)	06/18/30		9,990	(f)	342,017	346,124	(4,107)
0.250(e)	6M EURO(d)	06/18/30	EUR	7,420	(f)	(142,428)	(205,775)	63,347
1.140(d)	6M CDOR(d)	06/24/30	CAD	9,630	(f)	8,111	(10,085)	18,196
0.000(e)	6M EURO(d)	09/08/30	EUR	11,540		(30,368)	4,493	(34,861)
6M WIBOR(d)	1.552(e)	09/17/30	PLN	3,580		8,548	14	8,534
6M EURO(d)	0.250(e)	12/16/30	EUR	4,630		(19,244)	(51,017)	31,773
6M LIBOR(d)	0.250(e)	12/16/30	CHF	9,630		86,930	53,026	33,904

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M NZDOR(b)	0.500%(d)	12/16/30	NZD	1,370		$(3,005)	$(4,725)	$1,720
6M AUDOR(d)	1.000(d)	12/16/30	AUD	6,500		84,944	63,481	21,463
1.000(d)	3M LIBOR(b)	12/16/30		$2,550		(65,252)	(65,252)	—
(0.250)(e)	6M EURO(d)	12/16/30	EUR	16,030		66,626	107,807	(41,181)
1.160(d)	3M LIBOR(b)	05/21/35		$10,340	(f)	123,619	17,924	105,695
1.364(d)	6M AUDOR(d)	04/21/40	AUD	1,530	(f)	25,371	(660)	26,031
0.260(e)	6M EURO(d)	05/21/40	EUR	4,010	(f)	8,451	(28,670)	37,121
3M LIBOR(b)	1.750(d)	06/19/40		$3,380	(f)	95,810	133,089	(37,279)
0.750(e)	6M EURO(d)	06/19/40	EUR	3,590	(f)	(206,111)	(246,952)	40,841
0.250(e)	6M EURO(d)	12/16/40		130		(6,938)	(5,205)	(1,733)
0.855(d)	3M LIBOR(b)	04/09/45		$2,560	(f)	49,678	92	49,586
3M LIBOR(b)	0.845(d)	04/10/50		2,580	(f)	(41,814)	93	(41,907)
6M CDOR(d)	1.750(d)	06/17/50	CAD	1,070		59,060	31,033	28,027
3M LIBOR(b)	1.750(d)	06/20/50		$2,390	(f)	85,535	104,844	(19,309)
0.500(e)	6M EURO(d)	06/20/50	EUR	3,170	(f)	(221,368)	(252,924)	31,556
0.250(e)	6M EURO(d)	12/16/50		640		(60,639)	(46,392)	(14,247)

TOTAL						$78,028	$(648,725)	$726,753

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made monthly.
(d)	Payments made semi-annually.
(e)	Payments made annually.
(f)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund		Credit Spread at September 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000	)%(b)	0.101%	Barclays Bank PLC	06/20/21	$80	$(549)	$105	$(654)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.120	Barclays Bank PLC	12/20/21	690	(7,710)	(670)	(7,040)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.101	BofA Securities LLC	12/20/20	830	(1,931)	216	(2,147)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.101	BofA Securities LLC	06/20/21	670	(4,595)	1,128	(5,723)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.101	Citibank NA	12/20/20	720	(1,675)	266	(1,941)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.101	Citibank NA	06/20/21	560	(3,841)	754	(4,595)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.143	Citibank NA	06/20/22	80	(1,216)	(415)	(801)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)		0.101	Deutsche Bank AG (London)	06/20/21	460	(3,155)	771	(3,926)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)(b)	0.101	JPMorgan Securities, Inc.	12/20/20	6,410	(14,910)	2,205	(17,115)

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/ Index	Financing Rate Received (Paid) by the Fund		Credit Spread at September 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)%(b)	0.101%	JPMorgan Securities, Inc.	06/20/21	$10	$(68)	$14	$(82)
People’s Republic of China, 7.500%, 10/28/27	(1.000	)(b)	0.143	JPMorgan Securities, Inc.	06/20/22	140	(2,127)	(527)	(1,600)
Protection Sold:
Markit CMBX Series 8	3.000	(c)	11.810	Citibank NA	10/17/57	700	(196,088)	(193,552)	(2,536)
Markit CMBX Series 11	3.000	(c)	7.210	JPMorgan Securities, Inc.	11/18/54	350	(80,063)	(108,569)	28,506
Markit CMBX Series 10	3.000	(c)	8.190	MS & Co. Int. PLC	11/17/59	600	(147,340)	(114,222)	(33,118)
Markit CMBX Series 11	3.000(c)		7.210	MS & Co. Int. PLC	11/18/54	1,000	(228,669)	(284,758)	56,089

TOTAL							$(693,937)	$(697,254)	$3,317

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.
(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
ICE CD ITXEB	1.000%	0.595%	12/20/25	EUR	7,650	$(192,305)	$(194,184)	$1,879
Protection Sold:
CDX.NA.IG Index 28	1.000	0.829	06/20/22	$	11,100	36,056	131,839	(95,783)
CDX.NA.IG Index 34	1.000	0.689	06/20/23		12,475	108,046	145,105	(37,059)
General Electric Co. 2.700%, 10/09/22	1.000	1.265	06/20/24		1,125	(10,526)	(14,297)	3,771
General Electric Co. 2.700%, 10/09/22	1.000	1.425	12/20/24		475	(8,143)	(6,382)	(1,761)
ICE CD ITXEX	5.000	3.450	12/20/25	EUR	2,350	201,202	228,565	(27,363)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.383	06/20/24	$	825	19,226	10,356	8,870
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.832	06/20/24		2,430	15,811	5,575	10,236
State of Qatar, 9.750%, 06/15/30	1.000	0.339	06/20/24		210	5,253	3,415	1,838
State of Qatar, 9.750%, 06/15/30	1.000	0.387	12/20/24		100	2,624	1,781	843
The Boeing Co., 8.750%, 08/15/21	1.000	3.012	06/20/24		500	(34,338)	8,071	(42,409)

TOTAL						$142,906	$319,844	$(176,938)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXHY Index	0.000%	Barclays Bank PLC	03/22/21	$7	$15,486

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	20,000,000	$20,000,000	$212,396	$240,000	$(27,604)
Written option contracts
Calls
1M IRS	Citibank NA	0.700%	10/19/2020	(3,780,000)	$(3,780,000)	$(12,141)	$(19,514)	$7,373
3M IRS	Citibank NA	0.150	12/01/2020	(1,640,000)	(1,640,000)	(21,057)	(16,898)	(4,159)
3M IRS	Citibank NA	0.150	12/02/2020	(1,100,000)	(1,100,000)	(14,205)	(12,509)	(1,696)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(9,300,000)	(9,300,000)	(64,957)	(97,603)	32,646
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(7,000,000)	(7,000,000)	(59,837)	(77,350)	17,513
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(8,300,000)	(8,300,000)	(1)	(75,115)	75,114
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(3,780,000)	(3,780,000)	(14,501)	(19,467)	4,966
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(3,780,000)	(3,780,000)	(15,921)	(18,711)	2,790
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(3,430,000)	(3,430,000)	(1,317)	(38,479)	37,162
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(20,000,000)	(20,000,000)	(78,192)	(91,300)	13,108
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(20,000,000)	(20,000,000)	(131,622)	(160,000)	28,378
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(3,050,000)	(3,050,000)	(12,315)	(16,103)	3,788
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(3,050,000)	(3,050,000)	(10,357)	(15,251)	4,894
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(3,780,000)	(3,780,000)	(9,418)	(23,436)	14,018
3M IRS	MS & Co. Int. PLC	0.200	12/02/2020	(4,560,000)	(4,560,000)	(41,670)	(41,500)	(170)
3M IRS	MS & Co. Int. PLC	0.200	12/03/2020	(3,400,000)	(3,400,000)	(31,234)	(34,267)	3,033
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(4,680,000)	(4,680,000)	(38,412)	(42,306)	3,894
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(3,260,000)	(3,260,000)	(1,609)	(36,376)	34,767
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(7,070,000)	(7,070,000)	(23,323)	(73,259)	49,936
1M IRS	UBS AG (London)	0.191	10/05/2020	(3,050,000)	(3,050,000)	(14,856)	(17,042)	2,186
1M IRS	UBS AG (London)	0.234	10/28/2020	(3,050,000)	(3,050,000)	(11,538)	(14,682)	3,144
2M IRS	UBS AG (London)	0.150	11/30/2020	(5,220,000)	(5,220,000)	(66,633)	(52,794)	(13,839)

				(126,280,000)	$(126,280,000)	$(675,116)	$(993,962)	$318,846

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
1M IRS	Citibank NA	0.700%	10/19/2020	(3,780,000)	$(3,780,000)	$(18,448)	$(19,514)	$1,066
3M IRS	Citibank NA	0.100	12/01/2020	(1,640,000)	(1,640,000)	(1,200)	(4,688)	3,488
3M IRS	Citibank NA	0.100	12/02/2020	(1,100,000)	(1,100,000)	(837)	(2,476)	1,639
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(9,300,000)	(9,300,000)	(49,011)	(97,603)	48,592
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(7,000,000)	(7,000,000)	(23,369)	(77,350)	53,981
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(3,780,000)	(3,780,000)	(21,562)	(19,467)	(2,095)
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(3,780,000)	(3,780,000)	(21,996)	(18,711)	(3,285)
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(3,050,000)	(3,050,000)	(6,449)	(16,103)	9,654
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(3,050,000)	(3,050,000)	(11,976)	(15,251)	3,275
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(3,780,000)	(3,780,000)	(16,011)	(23,436)	7,425
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(4,680,000)	(4,680,000)	(14,170)	(14,692)	522
1M IRS	UBS AG (London)	0.191	10/05/2020	(3,050,000)	(3,050,000)	(1,001)	(17,042)	16,041
1M IRS	UBS AG (London)	0.234	10/28/2020	(3,050,000)	(3,050,000)	(15,137)	(14,682)	(455)
2M IRS	UBS AG (London)	0.100	11/30/2020	(5,220,000)	(5,220,000)	(3,675)	(16,770)	13,095

				(56,260,000)	$(56,260,000)	$(204,842)	$(357,785)	$152,943

Total written option contracts				(182,540,000)	$(182,540,000)	$(879,958)	$(1,351,747)	$471,789

TOTAL				(162,540,000)	$(162,540,000)	$(667,562)	$(1,111,747)	$444,185

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
1M IRS	—1 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
2M IRS	—2 Month Interest Rate Swaptions
3M IRS	—3 Month Interest Rate Swaptions
4M IRS	—4 Month Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
IBOXHY Index	—Markit iBoxx USD Liquid High Yield Index
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 43.9%
Aerospace & Defense – 1.0%
Northrop Grumman Corp.(a)
$1,925,000	2.930%		01/15/25	$2,094,053
2,750,000	3.250		01/15/28	3,086,435
105,000	4.030		10/15/47	128,050
2,275,000	5.250		05/01/50	3,248,063
Raytheon Technologies Corp.
1,775,000	3.950	(a)	08/16/25	2,016,684
775,000	4.125	(a)	11/16/28	916,918
800,000	5.700		04/15/40	1,124,872
350,000	4.050	(a)	05/04/47	420,196
200,000	4.625	(a)	11/16/48	260,762
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,577,142
2,625,000	5.805		05/01/50	3,166,380

				18,039,555

Agriculture(a) – 0.4%
Altria Group, Inc.
1,775,000	3.800		02/14/24	1,937,199
Archer-Daniels-Midland Co.
525,000	3.250		03/27/30	599,665
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,800,473
2,550,000	2.259		03/25/28	2,558,976
425,000	4.758		09/06/49	462,770
225,000	5.282		04/02/50	264,308

				7,623,391

Automotive – 0.4%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,222,472
General Motors Co.
1,425,000	5.400		10/02/23	1,570,493
550,000	4.000		04/01/25	591,058
200,000	5.950	(a)	04/01/49	234,124
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	732,679
300,000	5.650		01/17/29	350,109
Nissan Motor Co. Ltd.(b)
2,125,000	3.043		09/15/23	2,153,687

				6,854,622

Banks – 10.4%
Banco Santander SA
2,400,000	2.746		05/28/25	2,518,152
400,000	4.250		04/11/27	451,648
800,000	3.306		06/27/29	870,680
Bank of America Corp.
3,050,000	4.125		01/22/24	3,376,929
4,810,000	4.200		08/26/24	5,353,626
5,000,000	4.183	(a)	11/25/27	5,731,650
350,000	6.110		01/29/37	493,276
(3M USD LIBOR + 0.940%)
5,550,000	3.864	(a)(c)	07/23/24	6,011,538
(3M USD LIBOR + 0.990%)
225,000	2.496	(a)(c)	02/13/31	235,215

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(3M USD LIBOR + 1.190%)
1,325,000	2.884	(a)(c)	10/22/30	1,424,256
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(c)	07/21/28	1,736,899
(SOFR + 2.150%)
11,075,000	2.592	(a)(c)	04/29/31	11,716,796
Barclays PLC(a)(c)
(3M USD LIBOR + 1.400%)
2,725,000	4.610		02/15/23	2,852,121
(3M USD LIBOR + 2.452%)
2,600,000	2.852		05/07/26	2,699,814
BNP Paribas SA(b)
3,825,000	3.500		03/01/23	4,062,073
900,000	3.375		01/09/25	975,123
(5 year USD Swap + 4.149%)
650,000	6.625	(a)(c)	03/25/49	688,227
(SOFR + 2.074%)
1,325,000	2.219	(a)(c)	06/09/26	1,366,234
BPCE SA(b)
2,250,000	4.000		09/12/23	2,444,715
1,675,000	1.652	(c)	10/06/26	1,676,909
1,150,000	4.625		09/12/28	1,366,614
Capital One NA(a)
1,700,000	2.650		08/08/22	1,759,177
CIT Bank NA(a) (c)(SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,487,145
CIT Group, Inc.(a)
224,000	4.750		02/16/24	230,720
Citigroup, Inc.
2,575,000	2.700	(a)	10/27/22	2,684,592
2,595,000	3.500		05/15/23	2,763,415
2,500,000	4.600		03/09/26	2,854,825
3,175,000	3.400		05/01/26	3,530,790
4,925,000	4.125		07/25/28	5,654,442
(3M USD LIBOR + 1.023%)
1,795,000	4.044	(a)(c)	06/01/24	1,941,957
(SOFR + 1.422%)
1,375,000	2.976	(a)(c)	11/05/30	1,482,704
(SOFR + 3.914%)
1,425,000	4.412	(a)(c)	03/31/31	1,707,193
Citizens Bank NA(a)
545,000	3.250		02/14/22	564,538
Credit Agricole SA(b)
1,050,000	3.250		10/04/24	1,133,244
(5 year USD Swap + 4.319%)
600,000	6.875	(a)(c)	09/23/49	646,146
(SOFR + 1.676%)
1,275,000	1.907	(a)(c)	06/16/26	1,299,646
Credit Suisse AG
1,550,000	2.800		04/08/22	1,604,870
1,175,000	2.950		04/09/25	1,280,950
Credit Suisse Group AG(a)(b)
1,400,000	4.282		01/09/28	1,588,524
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(c)	01/12/29	1,866,352

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(a)(b) – (continued)
(SOFR + 3.730%)
$1,925,000	4.194	% (c)	04/01/31	$2,223,182
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	795,845
Deutsche Bank AG(a) (c) (SOFR + 2.159%)
1,075,000	2.222		09/18/24	1,081,977
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,307,643
HSBC Holdings PLC
600,000	4.950		03/31/30	723,036
(3M USD LIBOR + 1.000%)
850,000	1.270	(a)(c)	05/18/24	848,929
(3M USD LIBOR + 1.055%)
1,200,000	3.262	(a)(c)	03/13/23	1,240,836
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(c)	03/11/25	1,748,874
(SOFR + 1.538%)
3,625,000	1.645	(a)(c)	04/18/26	3,610,319
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,849,835
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,434,680
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.610%)
1,150,000	3.514		06/18/22	1,174,702
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	685,645
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	704,522
(3M USD LIBOR + 0.945%)
1,400,000	3.509		01/23/29	1,575,938
(3M USD LIBOR + 1.000%)
7,500,000	4.023		12/05/24	8,243,100
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,592,112
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,433,864
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	941,328
(3M USD LIBOR + 3.800%)
2,250,000	4.051		11/01/49	2,221,627
(SOFR + 2.515%)
925,000	2.956		05/13/31	990,268
(SOFR + 3.125%)
2,350,000	4.600		02/01/49	2,283,401
(SOFR + 3.790%)
275,000	4.493		03/24/31	335,365
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,957,312
Morgan Stanley, Inc.
550,000	5.500		07/28/21	572,985
2,200,000	4.875		11/01/22	2,381,918
3,300,000	3.700		10/23/24	3,657,588
700,000	4.000		07/23/25	791,042
4,000,000	3.950		04/23/27	4,521,520

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(c)	04/24/24	590,887
(3M USD LIBOR + 1.628%)
1,150,000	4.431	(a)(c)	01/23/30	1,372,077
(SOFR + 1.143%)
8,575,000	2.699	(a)(c)	01/22/31	9,154,155
(SOFR + 1.152%)
1,050,000	2.720	(a)(c)	07/22/25	1,115,657
(SOFR + 3.120%)
1,325,000	3.622	(a)(c)	04/01/31	1,519,391
Natwest Group PLC
1,336,000	3.875		09/12/23	1,434,650
(5 Year CMT + 2.100%)
500,000	3.754	(a)(c)	11/01/29	516,250
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(c)	05/15/23	1,949,922
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(c)	06/25/24	2,264,472
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(c)	03/22/25	434,716
Regions Financial Corp.(a)
447,000	3.800		08/14/23	485,165
Royal Bank of Canada(c) (3M USD LIBOR + 0.390%)
250,000	0.658		04/30/21	250,525
Santander UK PLC
2,325,000	2.875		06/18/24	2,481,054
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,118,514
State Street Corp.(a)(b)(c) (SOFR + 2.650%)
100,000	3.152		03/30/31	113,782
The Huntington National Bank(a)
675,000	1.800		02/03/23	692,685
Truist Bank(a)
1,250,000	2.250		03/11/30	1,288,400
UBS Group AG(b)
2,550,000	4.125		09/24/25	2,905,750
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,234,347
2,700,000	3.000		10/23/26	2,947,158
4,150,000	4.300		07/22/27	4,749,924
(3M USD LIBOR + 4.240%)
325,000	5.013	(a)(c)	04/04/51	444,919
Westpac Banking Corp.(a)(c) (5 Year CMT + 2.000%)
700,000	4.110		07/24/34	787,675

				192,915,193

Beverages – 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	1,024,182
6,675,000	4.900		02/01/46	8,178,344
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750	(a)	01/23/29	2,432,740
400,000	4.950		01/15/42	492,164

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc. – (continued)
$3,275,000	4.600	%(a)	04/15/48	$3,935,273
475,000	5.550	(a)	01/23/49	638,813
925,000	4.500	(a)	06/01/50	1,107,234
Bacardi Ltd.(a)(b)
1,500,000	5.300		05/15/48	1,899,360
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,599,785
625,000	3.700		12/06/26	714,088
1,075,000	3.600		02/15/28	1,209,977
1,425,000	3.150		08/01/29	1,558,508
(3M USD LIBOR + 0.700%)
2,100,000	0.980	(c)	11/15/21	2,099,622
Keurig Dr Pepper, Inc.(a)
1,400,000	4.057		05/25/23	1,521,912
225,000	5.085		05/25/48	301,628
350,000	3.800		05/01/50	400,932

				29,114,562

Biotechnology(a)(b) – 0.1%
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,470,427

Building Materials(a)(b) – 0.5%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,533,760
4,900,000	2.722		02/15/30	5,116,923

				8,650,683

Chemicals – 1.0%
Air Products and Chemicals, Inc.(a)
625,000	2.050		05/15/30	658,313
175,000	2.800		05/15/50	184,058
Bluestar Finance Holdings Ltd.(a)(c) (-1x3 Year CMT + 6.651%)
1,200,000	3.875		06/24/49	1,212,000
CNAC HK Finbridge Co. Ltd.
200,000	3.875		06/19/29	211,875
260,000	3.000		09/22/30	256,246
DuPont de Nemours, Inc.(a)
925,000	4.205		11/15/23	1,016,547
975,000	4.493		11/15/25	1,121,026
75,000	5.419		11/15/48	99,979
Ecolab, Inc.
133,000	5.500		12/08/41	190,578
231,000	3.950	(a)	12/01/47	288,431
Huntsman International LLC(a)
850,000	4.500		05/01/29	954,148
Nutrition & Biosciences, Inc.(a)(b)
2,300,000	1.832		10/15/27	2,309,568
4,025,000	2.300		11/01/30	4,044,803
950,000	3.268		11/15/40	959,025
Sasol Financing International Ltd.
400,000	4.500		11/14/22	387,000
Sasol Financing USA LLC(a)
200,000	5.875		03/27/24	191,750
Syngenta Finance NV(b)
2,590,000	3.933		04/23/21	2,623,100

Corporate Obligations – (continued)
Chemicals – (continued)
The Sherwin-Williams Co.(a)
20,000	2.750		06/01/22	20,681
325,000	3.125		06/01/24	351,390
1,900,000	3.450		06/01/27	2,138,659

				19,219,177

Commercial Services – 0.9%
CoStar Group, Inc.(a)(b)
2,225,000	2.800		07/15/30	2,297,969
DP World PLC
100,000	6.850	(b)	07/02/37	124,875
200,000	5.625		09/25/48	227,875
Global Payments, Inc.(a)
875,000	2.650		02/15/25	927,973
550,000	3.200		08/15/29	600,127
IHS Markit Ltd.(a)
2,800,000	4.000	(b)	03/01/26	3,122,812
1,775,000	4.250		05/01/29	2,058,130
PayPal Holdings, Inc.(a)
3,825,000	1.650		06/01/25	3,960,481
3,000,000	2.650		10/01/26	3,270,870

				16,591,112

Computers(a) – 1.4%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,269,872
Apple, Inc.
1,925,000	2.750		01/13/25	2,086,507
4,050,000	2.450		08/04/26	4,412,920
Dell International LLC/EMC Corp.(b)
1,625,000	5.450		06/15/23	1,781,098
2,200,000	6.020		06/15/26	2,587,420
1,000,000	8.100		07/15/36	1,311,520
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,475,816
4,325,000	4.450		10/02/23	4,753,607
1,775,000	4.650		10/01/24	2,002,910
1,782,000	4.900		10/15/25	2,042,885
410,000	6.350		10/15/45	519,085

				25,243,640

Diversified Financial Services – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,125,000	3.950	(a)	02/01/22	1,138,601
2,075,000	4.625		07/01/22	2,124,987
1,450,000	3.300	(a)	01/23/23	1,450,130
900,000	4.875	(a)	01/16/24	928,692
965,000	6.500	(a)	07/15/25	1,040,328
AIG Global Funding(b)
474,000	2.300		07/01/22	488,741
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,209,477
1,625,000	3.375		07/01/25	1,658,881
2,200,000	3.750		06/01/26	2,235,794
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	973,177

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
American Express Co.(a)
$425,000	3.700%		11/05/21	$439,131
650,000	2.500		08/01/22	672,484
555,000	2.500		07/30/24	589,782
700,000	3.625		12/05/24	773,997
(3M USD LIBOR + 3.285%)
1,010,000	3.535	(c)	12/15/49	912,787
Avolon Holdings Funding Ltd.(a)(b)
975,000	3.950		07/01/24	931,934
2,125,000	2.875		02/15/25	1,946,054
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,122,639
1,110,000	3.300	(a)	10/30/24	1,202,197
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,741,150
800,000	4.418		11/15/35	842,880
Huarong Finance 2017 Co. Ltd.
200,000	4.750		04/27/27	218,500
200,000	4.250		11/07/27	213,063
Huarong Finance 2019 Co. Ltd.
500,000	3.750		05/29/24	522,500
390,000	3.875	(a)	11/13/29	401,213
200,000	3.625	(a)	09/30/30	203,247
Intercontinental Exchange, Inc.(a)
1,100,000	3.000		06/15/50	1,153,174
Mastercard, Inc.(a)
850,000	3.300		03/26/27	972,017
Nasdaq, Inc.(a)
350,000	3.250		04/28/50	365,750
Raymond James Financial, Inc.(a)
275,000	4.650		04/01/30	334,560
Visa, Inc.(a)
325,000	2.050		04/15/30	347,812

				32,155,679

Electrical – 2.1%
AEP Transmission Co. LLC(a)
225,000	3.650		04/01/50	264,926
Alliant Energy Finance LLC(a)(b)
825,000	3.750		06/15/23	885,440
225,000	4.250		06/15/28	259,929
Ameren Corp.(a)
400,000	3.500		01/15/31	457,140
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	876,223
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,287,494
Avangrid, Inc.(a)
925,000	3.200		04/15/25	1,017,926
Berkshire Hathaway Energy Co.
599,000	2.375		01/15/21	602,564
400,000	3.250	(a)	04/15/28	451,756
1,275,000	3.700	(a)(b)	07/15/30	1,497,793
250,000	4.250	(a)(b)	10/15/50	313,520
Dominion Energy, Inc.
1,650,000	3.071	(d)	08/15/24	1,775,499
725,000	3.375	(a)	04/01/30	816,850

Corporate Obligations – (continued)
Electrical – (continued)
DTE Energy Co.
1,087,000	2.250		11/01/22	1,122,436
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,325,246
Emera US Finance LP(a)
950,000	2.700		06/15/21	962,968
Enel Finance International NV(b)
1,375,000	2.875		05/25/22	1,420,169
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,131,702
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,176,559
1,000,000	4.050		04/15/30	1,169,690
125,000	4.700		04/15/50	159,525
FirstEnergy Corp.(a)
2,175,000	2.650		03/01/30	2,206,081
1,125,000	2.250		09/01/30	1,101,735
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	1,035,357
NRG Energy, Inc.(a)(b)
1,625,000	3.750		06/15/24	1,737,840
Ohio Power Co.(a)
675,000	2.600		04/01/30	740,657
Pacific Gas & Electric Co.(a)
850,000	2.100		08/01/27	823,497
1,475,000	2.500		02/01/31	1,397,253
500,000	3.300		08/01/40	458,205
1,025,000	3.500		08/01/50	921,526
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
1,900,000	0.775		01/15/21	1,900,038
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,237,755
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,928,985
Vistra Operations Co. LLC(a)(b)
3,350,000	3.550		07/15/24	3,551,000

				39,015,284

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	354,000
440,000	3.875	(b)	04/30/28	374,894
200,000	5.500	(b)	10/31/46	160,812
420,000	5.500		07/31/47	341,363
340,000	5.500	(b)	07/31/47	276,342

				1,507,411

Environmental(a) – 0.1%
Republic Services, Inc.
1,650,000	2.500		08/15/24	1,756,194

Food & Drug Retailing – 0.5%
Mars, Inc.(a)(b)
525,000	2.700		04/01/25	566,674
925,000	3.200		04/01/30	1,056,637

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Mondelez International, Inc.(a)
$775,000	2.125%		04/13/23	$804,458
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,364,875
Sysco Corp.(a)
225,000	6.600		04/01/40	305,194
875,000	6.600		04/01/50	1,225,989
The JM Smucker Co.
475,000	3.000		03/15/22	491,858
700,000	2.375	(a)	03/15/30	730,373
Tyson Foods, Inc.(a)
1,250,000	3.900		09/28/23	1,364,200

				8,910,258

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490		05/15/27	2,787,950
325,000	3.600		05/01/30	370,360
The East Ohio Gas Co.(b)
525,000	1.300		06/15/25	536,093
525,000	2.000		06/15/30	540,750

				4,235,153

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250		11/15/28	1,697,052

Healthcare Providers & Services(a) – 0.9%
Centene Corp.
2,850,000	4.250		12/15/27	2,981,356
DENTSPLY SIRONA, Inc.
1,125,000	3.250		06/01/30	1,222,459
DH Europe Finance II S.a.r.l.
1,725,000	2.200		11/15/24	1,822,600
625,000	2.600		11/15/29	678,931
1,225,000	3.250		11/15/39	1,360,277
Stryker Corp.
575,000	2.625		03/15/21	579,761
475,000	3.375		11/01/25	530,632
2,825,000	1.950		06/15/30	2,879,099
Thermo Fisher Scientific, Inc.
450,000	3.000		04/15/23	475,790
775,000	4.497		03/25/30	956,296
400,000	4.100		08/15/47	509,076
Zimmer Biomet Holdings, Inc.
2,475,000	3.550		03/20/30	2,767,545

				16,763,822

Household Products(a) – 0.0%
Kimberly-Clark Corp.
350,000	3.100		03/26/30	400,292

Insurance – 1.1%
AIA Group Ltd.(a)(b)
875,000	3.900		04/06/28	993,965
American International Group, Inc.
474,000	4.875		06/01/22	508,171
300,000	4.125		02/15/24	332,508

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc. – (continued)
3,875,000	3.900	(a)	04/01/26	4,409,672
2,075,000	3.400	(a)	06/30/30	2,295,738
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,391,616
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,704,038
Berkshire Hathaway Finance Corp.(a)
2,075,000	1.850		03/12/30	2,157,855
Great-West Lifeco Finance 2018 LP(a)(b)
1,125,000	4.047		05/17/28	1,312,988
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,602,985
New York Life Insurance Co.(a)(b)
925,000	3.750		05/15/50	1,041,837
Principal Financial Group, Inc.(a)
2,250,000	2.125		06/15/30	2,328,592
Willis North America, Inc.(a)
700,000	2.950		09/15/29	756,014

				20,835,979

Internet(a) – 0.6%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,797,605
1,300,000	4.800		12/05/34	1,790,386
525,000	3.875		08/22/37	653,615
Booking Holdings, Inc.
575,000	4.100		04/13/25	647,640
Expedia Group, Inc.
1,025,000	3.600	(b)	12/15/23	1,046,781
475,000	4.625	(b)	08/01/27	498,280
825,000	3.800		02/15/28	827,722
Prosus NV(b)
420,000	3.680		01/21/30	451,668
230,000	4.027		08/03/50	234,888
TD Ameritrade Holding Corp.
1,950,000	2.950		04/01/22	2,014,954

				10,963,539

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
490,000	2.400		06/15/25	512,981

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
625,000	2.293		04/05/27	664,669
4,000,000	2.565		02/15/30	4,295,000

				4,959,669

Media – 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
8,750,000	4.908		07/23/25	10,101,000
6,675,000	3.750		02/15/28	7,376,542
Comcast Corp.(a)
1,275,000	3.700		04/15/24	1,407,243
725,000	3.100		04/01/25	798,609
1,300,000	3.950		10/15/25	1,490,788

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.(a) – (continued)
$1,173,000	3.300%		02/01/27	$1,322,687
1,775,000	3.300		04/01/27	2,006,904
1,550,000	3.150		02/15/28	1,741,022
1,775,000	4.150		10/15/28	2,135,556
1,325,000	4.250		10/15/30	1,626,610
325,000	3.750		04/01/40	381,631
275,000	4.700		10/15/48	364,889
Fox Corp.(a)
700,000	4.030		01/25/24	770,378
600,000	5.476		01/25/39	800,004
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,894,464
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	345,914

				34,564,241

Mining – 0.3%
Glencore Funding LLC(b)
1,300,000	4.125	(a)	03/12/24	1,406,327
1,181,000	4.625		04/29/24	1,301,580
Newcrest Finance Pty Ltd.(a)(b)
525,000	3.250		05/13/30	572,691
Newmont Corp.(a)
2,050,000	2.250		10/01/30	2,118,552
Teck Resources Ltd.(a)(b)
900,000	3.900		07/15/30	941,607

				6,340,757

Miscellaneous Manufacturing – 0.3%
General Electric Co.
225,000	2.700		10/09/22	233,861
625,000	3.100		01/09/23	655,706
450,000	3.450	(a)	05/01/27	475,555
625,000	3.625	(a)	05/01/30	647,150
700,000	5.875		01/14/38	815,808
550,000	4.250	(a)	05/01/40	558,261
1,925,000	4.350	(a)	05/01/50	1,958,822

				5,345,163

Oil Field Services – 1.2%
BP Capital Markets America, Inc.(a)
1,125,000	3.224		04/14/24	1,212,188
475,000	4.234		11/06/28	562,338
Concho Resources, Inc.(a)
650,000	2.400		02/15/31	622,531
Devon Energy Corp.(a)
514,000	5.850		12/15/25	575,444
280,000	5.600		07/15/41	282,820
Gazprom PJSC Via Gaz Capital SA(b)
990,000	5.150		02/11/26	1,103,541
Gazprom PJSC Via Gaz Finance PLC(b)
1,210,000	3.250		02/25/30	1,212,722
Lukoil Securities B.V.(b)
790,000	3.875		05/06/30	834,927
Marathon Petroleum Corp.(a)
2,050,000	4.500		05/01/23	2,212,606
600,000	3.625		09/15/24	642,180

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(a) – (continued)
375,000	3.800		04/01/28	406,579
Newfield Exploration Co.
1,649,000	5.625		07/01/24	1,595,407
Occidental Petroleum Corp.(a)
4,075,000	2.900		08/15/24	3,458,249
475,000	5.550		03/15/26	430,469
Phillips 66
1,325,000	3.700		04/06/23	1,419,181
375,000	3.850	(a)	04/09/25	416,749
Suncor Energy, Inc.
775,000	2.800		05/15/23	812,673
1,550,000	3.100	(a)	05/15/25	1,667,164
Valero Energy Corp.
2,175,000	2.700		04/15/23	2,253,778
1,150,000	2.850	(a)	04/15/25	1,206,005

				22,927,551

Pharmaceutical(a) – 0.1%
Takeda Pharmaceutical Co. Ltd.
2,400,000	2.050		03/31/30	2,440,488

Pharmaceuticals – 3.2%
AbbVie, Inc.
2,325,000	3.375		11/14/21	2,399,865
1,270,000	2.300	(b)	11/21/22	1,313,802
1,575,000	3.750	(a)	11/14/23	1,717,175
3,250,000	4.050	(a)(b)	11/21/39	3,724,305
125,000	4.875	(a)	11/14/48	158,251
4,900,000	4.250	(a)(b)	11/21/49	5,789,938
Bayer US Finance II LLC(a)(b)
850,000	3.875		12/15/23	927,877
1,475,000	4.250		12/15/25	1,686,264
Becton Dickinson & Co.(a)
1,600,000	2.894		06/06/22	1,655,056
2,200,000	3.363		06/06/24	2,379,168
1,000,000	3.700		06/06/27	1,133,640
2,225,000	2.823		05/20/30	2,399,729
1,100,000	4.669		06/06/47	1,358,192
Bristol-Myers Squibb Co.(a)
3,240,000	3.875		08/15/25	3,696,419
700,000	3.900		02/20/28	827,806
1,200,000	4.125		06/15/39	1,516,776
350,000	4.250		10/26/49	460,142
Cigna Corp.(a)
5,100,000	4.125		11/15/25	5,841,591
1,650,000	2.400		03/15/30	1,710,043
3,475,000	3.400		03/15/50	3,626,267
CVS Health Corp.(a)
805,000	3.700		03/09/23	862,421
650,000	2.625		08/15/24	692,543
4,050,000	3.875		07/20/25	4,564,633
675,000	4.780		03/25/38	818,897
725,000	4.250		04/01/50	849,497
Elanco Animal Health, Inc.
1,675,000	4.912		08/27/21	1,718,949
650,000	5.272	(a)	08/28/23	695,901

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.(a)
$675,000	2.625%		04/01/30	$749,763
Zoetis, Inc.(a)
3,850,000	2.000		05/15/30	3,975,356
100,000	4.450		08/20/48	130,886

				59,381,152

Pipelines – 1.9%
Abu Dhabi Crude Oil Pipeline LLC(b)
1,190,000	4.600		11/02/47	1,457,378
Energy Transfer Operating LP(a)
1,375,000	4.650		06/01/21	1,396,505
775,000	5.200		02/01/22	802,528
1,950,000	4.200		09/15/23	2,054,695
1,700,000	2.900		05/15/25	1,707,310
50,000	4.950		06/15/28	52,933
1,225,000	5.250		04/15/29	1,317,414
575,000	5.300		04/15/47	535,250
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	227,524
85,000	3.750		02/15/25	94,561
(3M USD LIBOR + 2.778%)
2,460,000	3.024	(c)	06/01/67	1,905,245
EQM Midstream Partners LP(a)
925,000	4.750		07/15/23	918,062
775,000	5.500		07/15/28	778,875
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,728,375
MPLX LP(a)
2,151,000	3.375		03/15/23	2,266,122
2,225,000	2.650		08/15/30	2,170,621
275,000	4.500		04/15/38	280,170
645,000	5.500		02/15/49	722,716
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	537,574
1,100,000	3.850		10/15/23	1,150,611
875,000	3.800		09/15/30	849,441
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,563,824
1,650,000	5.625		03/01/25	1,888,029
1,025,000	5.000		03/15/27	1,153,381
The Williams Cos., Inc.(a)
785,000	3.600		03/15/22	812,028
850,000	3.900		01/15/25	927,681
800,000	4.000		09/15/25	886,632
Western Midstream Operating LP(a)
1,125,000	4.100		02/01/25	1,070,629
900,000	3.950		06/01/25	848,628
225,000	5.450		04/01/44	192,938
165,000	5.300		03/01/48	133,650

				35,431,330

Real Estate Investment Trust(a) – 2.2%
Agree LP
600,000	2.900		10/01/30	618,150

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Alexandria Real Estate Equities, Inc.
750,000	3.800		04/15/26	858,338
800,000	3.375		08/15/31	902,184
American Campus Communities Operating Partnership LP
2,575,000	3.750		04/15/23	2,707,715
650,000	3.875		01/30/31	708,487
American Homes 4 Rent LP
723,000	4.900		02/15/29	861,259
American Tower Corp.
2,100,000	3.375		05/15/24	2,274,237
1,750,000	2.400		03/15/25	1,852,305
1,750,000	2.100		06/15/30	1,766,555
Boston Properties LP
325,000	4.125		05/15/21	329,241
Crown Castle International Corp.
2,150,000	3.150		07/15/23	2,285,815
225,000	3.300		07/01/30	246,416
125,000	4.150		07/01/50	143,134
CubeSmart LP
1,500,000	4.000		11/15/25	1,678,635
Digital Realty Trust LP
1,525,000	2.750		02/01/23	1,595,379
Duke Realty LP
1,075,000	1.750		07/01/30	1,072,700
Essex Portfolio LP
875,000	3.000		01/15/30	941,789
Healthcare Realty Trust, Inc.
625,000	2.050		03/15/31	617,769
Kilroy Realty LP
1,500,000	3.800		01/15/23	1,561,275
1,025,000	4.750		12/15/28	1,192,690
Mid-America Apartments LP
1,125,000	1.700		02/15/31	1,104,277
National Retail Properties, Inc.
790,000	3.900		06/15/24	853,437
1,150,000	4.000		11/15/25	1,273,349
Regency Centers LP
1,950,000	2.950		09/15/29	2,017,236
Simon Property Group LP
1,223,000	2.750		06/01/23	1,277,900
Spirit Realty LP
1,900,000	4.000		07/15/29	1,974,252
1,200,000	3.400		01/15/30	1,192,164
UDR, Inc.
475,000	2.100		08/01/32	471,599
Ventas Realty LP
975,000	3.500		02/01/25	1,054,404
VEREIT Operating Partnership LP
1,675,000	4.625		11/01/25	1,848,128
400,000	3.950		08/15/27	426,484
875,000	3.400		01/15/28	912,520
WP Carey, Inc.
505,000	4.600		04/01/24	559,666
445,000	4.000		02/01/25	485,344
1,000,000	3.850		07/15/29	1,077,500

				40,742,333

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – 0.9%
AutoNation, Inc.
$825,000	4.750%		06/01/30	$972,213
Dollar Tree, Inc.
975,000	4.000		05/15/25	1,098,776
1,999,000	4.200		05/15/28	2,349,844
Lowe’s Cos., Inc.
1,050,000	5.000		04/15/40	1,381,044
1,550,000	5.125		04/15/50	2,134,117
McDonald’s Corp.
200,000	4.450		09/01/48	249,034
425,000	4.200		04/01/50	517,999
Starbucks Corp.
1,850,000	3.800		08/15/25	2,091,222
The Home Depot, Inc.
625,000	3.900		12/06/28	748,119
Walgreens Boots Alliance, Inc.
3,050,000	4.100		04/15/50	3,040,911
Walmart, Inc.
800,000	4.050		06/29/48	1,041,376

				15,624,655

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960		07/18/30	1,100,736

Semiconductors – 1.2%
Applied Materials, Inc.(a)
975,000	1.750		06/01/30	1,003,139
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
975,000	3.125		01/15/25	1,040,501
2,775,000	3.875		01/15/27	3,073,257
161,000	3.500		01/15/28	174,167
Broadcom, Inc.(a)
2,350,000	3.625		10/15/24	2,564,438
3,950,000	4.700		04/15/25	4,485,738
1,300,000	4.250		04/15/26	1,464,424
4,565,000	3.459		09/15/26	4,999,268
Lam Research Corp.(a)
1,175,000	1.900		06/15/30	1,216,818
Microchip Technology, Inc.
1,025,000	3.922		06/01/21	1,047,318
NXP B.V./NXP Funding LLC(b)
225,000	4.625		06/01/23	246,332
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
825,000	3.400		05/01/30	902,550

				22,217,950

Software(a) – 1.0%
Adobe, Inc.
1,400,000	2.150		02/01/27	1,500,156
1,850,000	2.300		02/01/30	1,995,151
Fiserv, Inc.
700,000	3.800		10/01/23	763,014
2,775,000	2.750		07/01/24	2,966,392
1,825,000	3.200		07/01/26	2,027,374
1,075,000	4.200		10/01/28	1,271,962

Corporate Obligations – (continued)
Software(a) – (continued)
Intuit, Inc.
675,000	1.350		07/15/27	684,720
450,000	1.650		07/15/30	457,902
Oracle Corp.
1,325,000	3.600		04/01/40	1,509,678
1,425,000	3.850		04/01/60	1,665,127
ServiceNow, Inc.
3,400,000	1.400		09/01/30	3,310,648

				18,152,124

Telecommunication Services – 3.6%
AT&T, Inc.(a)
2,975,000	3.875		01/15/26	3,370,020
400,000	4.125		02/17/26	457,984
1,975,000	4.250		03/01/27	2,286,379
6,700,000	2.300		06/01/27	7,030,109
325,000	1.650		02/01/28	325,166
3,075,000	2.750		06/01/31	3,235,361
1,165,000	4.900		08/15/37	1,410,174
1,100,000	4.850		03/01/39	1,319,802
1,325,000	3.500		06/01/41	1,394,218
T-Mobile USA, Inc.(a)(b)
2,025,000	3.500		04/15/25	2,221,587
1,350,000	1.500		02/15/26	1,355,157
5,025,000	3.750		04/15/27	5,624,779
4,175,000	2.050		02/15/28	4,271,985
2,650,000	3.875		04/15/30	3,016,333
1,950,000	2.550		02/15/31	2,008,757
1,200,000	3.000		02/15/41	1,183,740
Telefonica Emisiones SA
1,375,000	4.570		04/27/23	1,507,468
1,200,000	4.665		03/06/38	1,371,540
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	6,148,098
625,000	3.875	(a)	02/08/29	739,713
2,251,000	4.016	(a)	12/03/29	2,696,495
1,750,000	3.150	(a)	03/22/30	1,974,858
500,000	5.250		03/16/37	692,425
2,175,000	4.812		03/15/39	2,872,827
25,000	4.125		08/15/46	30,953
2,750,000	4.862		08/21/46	3,742,007
1,343,000	5.012		04/15/49	1,921,175
Vodafone Group PLC
2,275,000	3.750		01/16/24	2,483,936

				66,693,046

Transportation(a) – 0.4%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	994,216
Canadian Pacific Railway Co.
575,000	2.050		03/05/30	600,335
CSX Corp.
2,250,000	3.800		04/15/50	2,671,942
United Parcel Service, Inc.
1,950,000	5.300		04/01/50	2,874,553

				7,141,046

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(b) – 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
	$1,225,000	3.375	% (a)	02/01/22	$1,265,058
	1,425,000	4.250		01/17/23	1,531,960

					2,797,018

	TOTAL CORPORATE OBLIGATIONS
	(Cost $756,233,984)				$810,335,265

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
	Abu Dhabi Government International Bond
	$460,000	2.500	%(b)	10/11/22	$475,525
	420,000	3.125	(b)	10/11/27	465,150
	240,000	4.125	(b)	10/11/47	301,875
	450,000	4.125		10/11/47	566,016
	Japanese Government CPI Linked Bond
JPY	2,062,054,260	0.100		03/10/29	19,536,187
	Kuwait International Government Bond
	$4,120,000	3.500		03/20/27	4,631,137
	Mexico Government International Bond
	450,000	4.500		04/22/29	504,422
	240,000	3.250	(a)	04/16/30	246,240
	Perusahaan Penerbit SBSN
	2,030,000	4.550		03/29/26	2,334,500
	Qatar Government International Bond(b)
	280,000	3.750		04/16/30	324,275
	Republic of Colombia(a)
	350,000	4.500		03/15/29	392,109
	470,000	5.200		05/15/49	567,819
	830,000	4.125		05/15/51	865,275
	Republic of Indonesia
	790,000	3.700	(b)	01/08/22	818,637
	200,000	5.875		01/15/24	230,125
EUR	280,000	2.150	(b)	07/18/24	343,777
	$420,000	4.125	(b)	01/15/25	469,219
	380,000	4.125		01/15/25	424,531
	1,380,000	4.350	(b)	01/08/27	1,580,531
	Republic of Peru(a)
	90,000	2.783		01/23/31	97,380
	Republic of Qatar(b)
	210,000	3.875		04/23/23	225,225
	230,000	4.500		04/23/28	274,563
	340,000	4.400		04/16/50	438,175
	Republic of Romania(b)
EUR	100,000	2.000		01/28/32	115,523
	360,000	3.375		01/28/50	429,996
	State of Israel(e)
	200,000	4.500		04/03/20	272,500
	United Mexican States(a)
	$200,000	4.750		04/27/32	226,438
	United Mexican States
EUR	760,000	1.625		04/08/26	896,074
	$1,350,000	3.750		01/11/28	1,452,094
	640,000	4.500	(a)	01/31/50	673,600

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $38,067,676)				$40,178,918

Asset-Backed Securities(c) – 6.6%
Collateralized Loan Obligations(b) – 5.1%
	AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$4,100,000	1.575%		01/15/33	$4,052,953
	Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	4,000,000	2.821		04/15/33	3,965,264
	Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	4,384,378	1.095		01/27/28	4,321,203
	Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
	4,600,000	2.857		07/20/30	4,614,886
	Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
	2,900,000	3.337		07/20/30	2,864,907
	Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
	1,746,301	1.525		07/15/26	1,739,767
	Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	14,600,000	2.422		04/15/33	14,483,901
	Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2 (3M USD LIBOR + 1.070%)
	6,000,000	1.345		07/15/31	5,939,304
	Halseypoint CLO 2 Ltd. Series 2020-2A, Class B(-1x3M USD LIBOR + 2.950%)
	3,900,000	3.089		07/20/31	3,934,928
	KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
	4,200,000	1.251		06/15/36	4,170,351
	Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	6,900,000	1.025		04/15/29	6,803,883
	Mill City Mortgage Loan Trust Series 2017-2, Class A3
	786,053	2.913		07/25/59	821,661
	Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
	3,500,000	1.628		04/14/33	3,422,419
	OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1 (3M USD LIBOR + 1.320%)
	2,150,000	1.592		07/20/32	2,154,687
	OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
	2,000,000	2.756		04/18/33	1,990,152
	Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
	2,450,000	1.332		06/15/36	2,414,103
	Palmer Square CLO Ltd. Series 2019-1A, Class A1 (3M USD LIBOR + 1.340%)
	6,000,000	1.605		11/14/32	5,993,646
	Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
	4,462,659	1.192		10/20/27	4,441,364
	TCW CLO Ltd. Series 2020-1A, Class C (3M USD LIBOR + 4.300%)
	4,500,000	5.060		04/20/28	4,504,158

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations(b) – (continued)
	Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
	$6,900,000	2.025%	04/15/33	$6,749,000
	WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
	759,942	1.151	05/01/26	758,276
	Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
	3,250,000	2.916	07/28/30	3,272,139

				93,412,952

Other(b) – 0.8%
	Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
	5,700,000	1.302	06/15/28	5,628,925
	BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
	3,100,000	1.202	09/15/35	3,077,591
	Dryden Senior Loan Fund Series 2019-76A, Class A1 (3M USD LIBOR + 1.330%)
	6,000,000	1.602	10/20/32	5,962,044

				14,668,560

Student Loan – 0.7%
	Access Group, Inc. Series 2015-1, Class A(b) (1M USD LIBOR + 0.700%)
	1,136,157	0.848	07/25/56	1,112,598
	AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
	1,078,028	0.507	09/26/33	1,041,196
	Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
	1,471,805	0.895	04/25/35	1,462,607
	Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
	3,292,771	1.300	05/25/34	3,292,763
	Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
	1,785,432	1.298	03/25/66	1,785,432
	Nelnet Student Loan Trust Series 2006-1, Class A5 (3M USD LIBOR + 0.110%)
	101,146	0.366	08/23/27	100,797
	Nelnet Student Loan Trust Series 2013-5A, Class A(b) (1M USD LIBOR + 0.630%)
	389,559	0.778	01/25/37	377,737
	PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
	2,629,684	1.298	09/25/65	2,619,917
	Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
	998,603	0.997	10/28/41	971,174
	SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
	415,459	0.350	09/15/26	413,310

				13,177,531

	TOTAL ASSET-BACKED SECURITIES
	(Cost $121,981,815)			$121,259,043

Mortgage-Backed Obligations – 39.8%
Collateralized Mortgage Obligations – 1.1%
Inverse Floaters(c) – 0.0%
	GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
	$19,783	36.857%	02/16/32	$27,502

Sequential Fixed Rate – 0.4%
	FHLMC REMIC Series 2020-DNA3, Class M2(b)(c) (1M USD LIBOR + 3.000%)
	2,310,000	3.148	06/25/50	2,316,451
	FHLMC REMIC Series 2755, Class ZA
	385,925	5.000	02/15/34	436,092
	FHLMC REMIC Series 4246, Class PT
	171,986	6.500	02/15/36	204,695
	FHLMC REMIC Series 4273, Class PD
	840,555	6.500	11/15/43	1,019,466
	FNMA REMIC Series 2011-52, Class GB
	768,774	5.000	06/25/41	882,631
	FNMA REMIC Series 2011-99, Class DB
	754,711	5.000	10/25/41	864,226
	FNMA REMIC Series 2012-111, Class B
	117,598	7.000	10/25/42	145,379
	FNMA REMIC Series 2012-153, Class B
	423,327	7.000	07/25/42	534,818

				6,403,758

Sequential Floating Rate(c) – 0.7%
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	1,650,369	0.868	08/20/56	2,125,493
	HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$188,326	0.636	01/19/36	175,020
	Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	154,747	0.868	10/25/34	147,518
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,328,238	0.923	11/15/49	1,706,948
	Sequoia Mortgage Trust Series 2003-4, Class 1A2 (6M USD LIBOR + 0.660%)
	$338,945	0.975	07/20/33	315,746
	Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
GBP	3,744,873	1.262	05/25/51	4,833,967
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	1,599,305	0.957	03/20/56	2,061,541
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	649,488	1.057	03/20/56	838,036
	Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7 (1 Year CMT + 2.592%)
	$16,993	3.845	02/25/33	16,733
	Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	772,841	3.500	07/25/49	791,466

				13,012,468

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$19,443,728

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.3%
Sequential Fixed Rate – 0.2%
BANK Series 2019-BN21, Class A5
$950,000	2.851%	10/17/52		$1,050,337
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(b)
2,024,000	2.500	11/15/52		1,310,150
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(b)
1,304,000	2.500	03/15/53		875,289

				3,235,776

Sequential Floating Rate(b)(c) – 0.1%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
473,844	1.052	09/15/35		469,004
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D
1,500,000	3.501	05/10/49		1,051,404
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D
1,757,000	3.375	06/10/50		1,527,080

				3,047,488

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$6,283,264

Federal Agencies – 38.4%
Adjustable Rate FNMA(c) – 0.1%
$2,935	3.009%	06/01/33		$3,075
150,608	2.652	06/01/35		155,907
737,384	2.902	09/01/34		768,211
294,892	2.590	07/01/34		308,386
795,334	3.655	05/01/35		836,482

				2,072,061

FHLMC – 0.6%
17,608	5.000	05/01/23		19,248
58,242	4.500	10/01/23		62,896
20,702	5.500	10/01/25		23,033
9,452	7.500	12/01/30		11,115
4,754	7.500	01/01/31		5,586
8,791	5.000	10/01/33		10,069
1,892	5.000	04/01/35		2,168
13,240	5.000	07/01/35		15,250
75,189	5.000	12/01/35		86,377
162,022	5.000	01/01/38		185,640
382,918	5.000	01/01/39		438,832
107,851	5.000	06/01/39		123,214
15,945	4.000	06/01/40		17,574
9,433	5.000	08/01/40		10,816
2,725	4.500	11/01/40		3,060
138,498	4.000	02/01/41		152,830
2,253	5.000	04/01/41		2,579
10,075	5.000	06/01/41		11,530
8,814	4.000	11/01/41		9,747
3,035,660	4.000	03/01/48		3,255,524
3,286,459	4.000	04/01/48		3,498,940
2,691,126	4.500	08/01/48		3,010,079

				10,956,107

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA – 0.0%
15,240	8.000	02/01/31		17,831
14,691	7.000	03/01/31		16,054

				33,885

GNMA – 25.1%
6,112	6.000	11/15/38		7,261
50,616	5.000	07/15/40		53,425
77,688	5.000	01/15/41		84,751
5,610	4.000	02/20/41		6,197
8,669	4.000	11/20/41		9,563
1,432	4.000	01/20/42		1,580
4,586	4.000	04/20/42		5,059
2,737	4.000	10/20/42		3,010
47,449	4.000	08/20/43		52,105
4,728	4.000	03/20/44		5,183
5,660	4.000	05/20/44		6,205
394,451	4.000	11/20/44		432,418
25,873	4.000	05/20/45		28,315
3,753,837	4.000	07/20/45		4,096,384
62,595	4.000	10/20/45		68,307
1,856,361	3.500	04/20/47		1,986,036
431,797	4.500	02/20/48		470,023
1,197,266	4.500	04/20/48		1,299,515
3,343,416	4.500	05/20/48		3,628,953
5,287,887	4.500	08/20/48		5,719,658
3,044,271	5.000	08/20/48		3,316,859
21,513,108	4.500	09/20/48		23,269,714
1,264,028	5.000	09/20/48		1,377,211
3,945,658	5.000	10/20/48		4,290,326
13,004,740	5.000	11/20/48		14,140,752
8,999,732	5.000	12/20/48		9,780,267
7,855,091	4.500	01/20/49		8,470,093
12,327,006	5.000	01/20/49		13,396,111
8,247,500	4.000	02/20/49		8,786,830
7,332,790	4.000	03/20/49		7,803,711
2,161,587	4.500	03/20/49		2,327,955
5,651,031	5.000	03/20/49		6,141,137
6,085,951	4.000	05/20/49		6,471,093
2,547,737	4.500	05/20/49		2,740,640
5,617,133	4.500	10/20/49		6,046,513
3,756,561	4.500	11/20/49		4,031,777
14,675,738	4.500	12/20/49		15,750,923
5,000,004	3.500	01/20/50		5,266,605
171,000,000	2.000	TBA-30yr	(e)	177,505,699
101,000,000	2.500	TBA-30yr	(e)	105,972,715
17,000,000	4.500	TBA-30yr	(e)	18,214,898

				463,065,777

UMBS – 4.6%
6,782	5.000	04/01/23		7,413
11,834	5.000	05/01/23		12,936
30,006	5.000	07/01/23		32,822
16,308	5.500	09/01/23		16,895
5,311	5.500	10/01/23		5,502
21,837	5.000	04/01/24		23,909
15,204	5.000	07/01/24		16,646

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS – (continued)
$16,983	5.000%	12/01/24	$18,594
22,796	7.000	08/01/27	25,570
916	6.500	09/01/27	1,019
81,601	7.000	03/01/28	92,479
20,509	5.000	04/01/28	22,618
1,457	6.500	05/01/28	1,642
28,774	5.000	02/01/32	31,733
18,308	4.500	04/01/39	20,593
7,518	4.500	05/01/39	8,431
6,670	4.500	07/01/39	7,560
31,105	4.500	08/01/39	35,259
278,667	4.500	12/01/39	315,883
656,183	4.500	05/01/41	736,870
80,765	4.500	08/01/41	90,214
26,380	3.000	11/01/42	28,899
501,303	3.000	12/01/42	544,261
710,209	3.000	01/01/43	778,015
103,597	3.000	02/01/43	113,488
742,222	3.000	03/01/43	813,310
1,275,077	3.000	04/01/43	1,398,406
894,504	3.000	05/01/43	981,022
92,875	3.000	06/01/43	101,859
750,862	3.000	07/01/43	823,487
736,370	5.000	05/01/44	830,426
2,693,178	4.500	04/01/45	3,065,481
305,686	4.500	05/01/45	348,135
1,040,267	4.500	06/01/45	1,158,331
154,032	4.000	03/01/46	167,286
95,311	4.000	06/01/46	103,092
24,434	4.000	08/01/46	26,429
165,170	4.000	10/01/46	178,655
327,482	4.000	06/01/47	359,324
4,019,414	4.500	07/01/47	4,448,193
952,650	4.500	11/01/47	1,056,657
433,820	4.000	12/01/47	477,493
1,732,457	4.000	01/01/48	1,906,322
4,608,999	4.000	02/01/48	5,059,715
3,551,829	4.000	03/01/48	3,895,839
242,718	5.000	04/01/48	265,941
2,748,000	4.000	06/01/48	3,022,924
3,265,544	4.000	07/01/48	3,582,110
4,776,717	4.000	08/01/48	5,235,199
1,341,790	4.500	09/01/48	1,498,766
8,043,012	5.000	11/01/48	9,071,018
703,645	5.000	12/01/48	770,995
963,302	5.000	04/01/49	1,056,133
318,446	4.500	07/01/49	347,663
27,723,537	5.000	10/01/49	30,377,133

			85,416,595

UMBS, 30 Year, Single Family(e) – 8.0%
25,000,000	2.000	TBA-30yr	25,801,312
26,000,000	3.000	TBA-30yr	27,244,134
51,000,000	3.500	TBA-30yr	53,773,115
5,000,000	5.000	TBA-30yr	5,477,752

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS, 30 Year, Single Family(e) – (continued)
34,000,000	3.000	TBA-30yr	35,620,304

			147,916,617

TOTAL FEDERAL AGENCIES			$709,461,042

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $726,071,271)			$735,188,034

Agency Debentures – 4.0%
FHLB
$6,800,000	2.125%	06/09/23	$7,147,208
3,500,000	3.375	09/08/23	3,817,275
750,000	3.375	12/08/23	824,138
2,400,000	5.000	09/28/29	3,196,752
FHLMC
31,620,000	0.375	09/23/25	31,535,258
FNMA
3,700,000	1.875	09/24/26	4,003,437
4,200,000	6.250	05/15/29	6,075,762
Israel Government AID Bond(g)
1,200,000	5.500	12/04/23	1,392,732
2,400,000	5.500	04/26/24	2,836,824
4,700,000	5.500	09/18/33	7,052,820
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,474,574

TOTAL AGENCY DEBENTURES
(Cost $68,474,793)			$73,356,780

Municipal Debt Obligations – 0.9%
California(a) – 0.3%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$1,578,853
1,650,000	7.550	04/01/39	2,886,873
California State GO Bonds Build America Taxable Series 2010
173	7.950	03/01/36	160

			4,465,886

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	176,424
1,595,000	7.350	07/01/35	1,807,055
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,182,391

			3,165,870

New York – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175	11/15/49	2,915,133
Port Authority of New York & New Jersey RB Consolidated Bonds AAA – Series 2020
3,320,000	1.086	07/01/23	3,367,575

			6,282,708

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Debt Obligations – (continued)
Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
$1,700,000	6.270%		02/15/50	$2,462,739

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $13,464,064)				$16,377,203

U.S. Treasury Obligations – 15.4%
United States Treasury Bonds
$13,000,000	3.750%		11/15/43	$19,311,094
210,000	3.375	(h)	05/15/44	296,362
15,240,000	2.875	(h)	11/15/46	20,142,994
1,820,000	3.375		11/15/48	2,648,100
78,590,000	2.375		11/15/49	95,953,478
1,570,000	2.000		02/15/50	1,775,817
United States Treasury Inflation Indexed Note
439,343	0.125		07/15/22	450,579
United States Treasury Notes
1,500,000	2.875		10/15/21	1,542,656
69,420,000	2.375		03/15/22	71,678,862
8,880,000	2.125		05/15/22	9,166,172
12,140,000	1.625		02/15/26	12,984,109
39,030,000	1.625		09/30/26	41,923,709
5,560,000	3.125		11/15/28	6,696,325

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $276,856,778)				$284,570,257

Shares	Dividend Rate	Value

Investment Company(i) – 9.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
166,329,759	0.027%	$166,329,759
(Cost $166,329,759)

TOTAL INVESTMENTS – 121.7%
(Cost $2,167,480,140)		$2,247,595,259

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.7)%		(400,433,255)

NET ASSETS – 100.0%		$1,847,162,004

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $449,609,929 which represents approximately 24.3% of the Fund’s net assets as of September 30, 2020.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $11,282,376, which represents approximately 0.6% of the Fund’s net assets as of September 30, 2020.

(g)	Actual maturity date is April 03, 2120.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC	USD	1,887,991	AUD	2,587,445	12/16/20	$34,339
	GBP	3,084,923	USD	3,956,483	12/16/20	26,205
	SEK	8,488,506	USD	938,000	12/16/20	10,774
Deutsche Bank AG	USD	1,015,023	EUR	862,253	11/09/20	3,239
JPMorgan Securities, Inc.	USD	4,412,102	GBP	3,352,083	12/16/20	84,505
State Street Bank (London)	JPY	91,151,970	USD	865,000	12/16/20	235
	GBP	1,823,000	USD	2,350,627	12/16/20	2,897
	USD	2,385,869	EUR	2,013,515	12/16/20	20,887
UBS AG (London)	JPY	282,796,000	USD	2,664,122	12/16/20	20,242

TOTAL						$203,323

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Barclays Bank PLC	EUR	3,132,000	NOK	34,668,139	12/16/20	$(38,882)
	USD	1,874,675	NOK	17,612,539	12/16/20	(13,978)
Citibank NA	USD	6,113,643	NOK	58,411,583	12/16/20	(150,031)
	USD	3,930,489	NZD	5,998,000	12/16/20	(37,210)
HSBC Bank PLC	USD	19,913,328	JPY	2,130,307,945	10/09/20	(287,827)
MS & Co. Int. PLC	AUD	2,335,537	USD	1,700,065	12/16/20	(26,881)
	CAD	4,795,818	USD	3,667,335	12/16/20	(64,340)
State Street Bank (London)	NOK	44,502,432	USD	4,965,734	12/16/20	(193,586)
	USD	1,066,000	CAD	1,426,786	12/16/20	(5,913)
UBS AG (London)	EUR	11,348,871	USD	13,444,020	12/16/20	(114,164)
	GBP	755,576	USD	994,984	12/16/20	(19,522)
	SEK	25,632,412	USD	2,913,782	12/16/20	(48,805)
	USD	11,933,482	GBP	9,264,349	01/13/21	(29,915)

TOTAL						$(1,031,054)

FORWARD SALES CONTRACTS — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family	2.000%	TBA-30yr	08/14/20	$(20,000,000)	$(20,683,238)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	09/11/20	(10,000,000)	(10,625,530)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	09/25/20	(2,000,000)	(2,135,235)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	09/08/20	(12,000,000)	(12,981,559)

TOTAL (Proceeds Receivable: $46,458,594)					$(46,425,562)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
2 Year U.S. Treasury Notes	$98	12/31/20	$21,654,172	$3,031
10 Year U.S. Treasury Notes	220	12/21/20	30,696,875	(17,733)
20 Year U.S. Treasury Bonds	488	12/21/20	86,025,250	(107,891)

Total				$(122,593)
Short position contracts:
Japan 10 Year Government Bonds	(13)	12/14/20	(18,749,633)	(23,658)
Ultra Long U.S. Treasury Bonds	(61)	12/21/20	(13,530,562)	40,693
Ultra 10 Year U.S. Treasury Notes	(380)	12/21/20	(60,770,313)	46,605
5 Year U.S. Treasury Notes	(145)	12/31/20	(18,274,531)	(2,127)

Total				$61,513

TOTAL FUTURES CONTRACTS				$(61,080)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M CDOR(a)	1.250%(a)	12/16/23	CAD	91,330	(b)	$1,277,790	$1,263,162	$14,628
0.750(a)	3M LIBOR%(c)	12/16/23		$73,460	(b)	(1,104,625)	(1,111,591)	6,966
6M CDOR(a)	0.840(a)	06/24/24	CAD	61,850	(b)	59,493	25,575	33,918
1M LIBOR + 0.100%(c)	3M LIBOR(c)	07/25/24		$23,200		14,173	376	13,797
6M CDOR(a)	0.810(a)	09/30/24	CAD	36,660		3,276	3,295	(19)
6M AUDOR(a)	0.553(a)	05/16/25	AUD	50,950	(b)	217,447	(31,792)	249,239
(0.307)(d)	6M EURO(a)	05/18/25	EUR	37,550	(b)	(140,168)	34,976	(175,144)
3M STIBOR(c)	0.000(d)	12/16/25	SEK	191,430	(b)	(81,934)	(71,727)	(10,207)
3M NIBOR(a)	0.750(d)	12/16/25	NOK	320,070	(b)	205,116	134,091	71,025
3M LIBOR(c)	1.000(a)	12/16/25		$1,270	(b)	39,999	40,506	(507)
(0.250)(d)	6M EURO(a)	12/16/25	EUR	48,050	(b)	(481,663)	(489,127)	7,464
0.500(a)	6M GBP(a)	12/16/25	GBP	7,290	(b)	(136,425)	(133,928)	(2,497)
6M AUDOR(a)	0.960(a)	04/21/27	AUD	6,450	(b)	55,461	1,177	54,284
6M CHFOR(a)	(0.500)(d)	12/16/27	CHF	21,640	(b)	(42,204)	(87,300)	45,096
(0.250)(d)	6M EURO(a)	12/16/27	EUR	17,500	(b)	(138,980)	(105,231)	(33,749)
6M AUDOR(a)	0.920(a)	09/04/28	AUD	21,790	(b)	52,142	(5,045)	57,187
1.750(a)	3M NZDOR(c)	03/19/30	NZD	8,640	(b)	(258,605)	(248,617)	(9,988)
6M EURO(a)	0.050(d)	05/21/30	EUR	11,230	(b)	83,691	(34,674)	118,365
3M LIBOR(c)	0.980(a)	05/21/30		$11,100	(b)	(30,536)	(16,145)	(14,391)
3M LIBOR(c)	1.750(a)	06/18/30		19,850	(b)	679,585	689,235	(9,650)
0.250(d)	6M EURO(a)	06/18/30	EUR	13,110	(b)	(251,648)	(558,582)	306,934
1.140(a)	6M CDOR(a)	06/24/30	CAD	12,770	(b)	10,755	(13,056)	23,811
0.000(d)	6M EURO(a)	09/08/30	EUR	15,160	(b)	(39,895)	5,902	(45,797)
6M CHFOR(a)	(0.250)(d)	12/16/30	CHF	13,260	(b)	119,698	73,014	46,684
6M EURO(a)	(0.250)(d)	12/16/30	EUR	5,630	(b)	(23,400)	(61,061)	37,661
3M NZDOR(c)	0.500(a)	12/16/30	NZD	1,820	(b)	(3,991)	(6,277)	2,286
6M AUDOR(a)	1.000(a)	12/16/30	AUD	7,650	(b)	99,971	74,712	25,259

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.000(a)	3M LIBOR(c)	12/16/30	$	3,070	(b)	$(78,558)	$(78,558)	$—
(0.250)(d)	6M EURO(a)	12/16/30	EUR	21,360	(b)	88,779	137,027	(48,248)
1.160(a)	3M LIBOR(c)	05/21/35	$	11,970	(b)	143,106	17,080	126,026
1.364(a)	6M AUDOR(a)	04/21/40	AUD	1,870	(b)	31,009	(812)	31,821
0.260(d)	6M EURO(a)	05/21/40	EUR	5,360	(b)	11,296	(37,651)	48,947
3M LIBOR(c)	1.750%(a)	06/19/40	$	4,600	(b)	130,392	179,456	(49,064)
0.750(d)	6M EURO(a)	06/19/40	EUR	4,680	(b)	(268,691)	(327,658)	58,967
0.855(a)	3M LIBOR(c)	04/09/45	$	3,190	(b)	61,903	115	61,788
3M LIBOR(c)	0.845(a)	04/10/50		3,200	(b)	(51,862)	115	(51,977)
6M CDOR(a)	1.750(a)	06/17/50	CAD	1,070		59,059	30,477	28,582
3M LIBOR(c)	1.750(a)	06/20/50	$	3,190	(b)	114,166	139,987	(25,821)
0.500(d)	6M EURO(a)	06/20/50	EUR	4,330	(b)	(302,372)	(337,064)	34,692
0.250(d)	6M EURO(a)	12/16/50		820	(b)	(77,693)	(59,439)	(18,254)

TOTAL						$45,057	$(965,057)	$1,010,114

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 8	3.000%	11.810%	Citibank NA	10/17/57	$2,450	$(686,306)	$(677,432)	$(8,874)
Markit CMBX Series 10	3.000	8.190	Citibank NA	11/17/59	900	(221,010)	(158,442)	(62,568)
Markit CMBX Series 11	3.000	7.210	JPMorgan Securities, Inc.	11/18/54	1,100	(251,628)	(341,216)	89,588
Markit CMBX Series 11	3.000	7.210	MS & Co. Int. PLC	11/18/54	1,100	(251,536)	(313,234)	61,698

TOTAL						$(1,410,480)	$(1,490,324)	$79,844

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.IG Index 28	1.000%	0.829%	06/20/22	$33,100	$107,519	$393,031	$(285,512)
CDX.NA.IG Index 34	1.000	0.689	06/20/23	41,800	362,030	486,203	(124,173)
CDX.NA.IG Index 34	1.000	0.848	06/20/25	29,800	215,663	361,490	(145,827)
General Electric Co. 2.700%, 10/09/22	1.000	1.265	06/20/24	2,825	(26,432)	(35,901)	9,469

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
General Electric Co. 2.700%, 10/09/22	1.000%	1.425%	12/20/24	$1,225	$(21,002)	$(16,460)	$(4,542)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.731	12/20/24	1,080	12,513	12,081	432
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.914	12/20/25	3,620	17,011	5,667	11,344
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.383	06/20/24	2,950	68,747	37,020	31,727
Republic of Chile, 3.875%, 08/05/20	1.000	0.518	12/20/24	1,000	20,623	17,871	2,752
Republic of Chile, 3.875%, 08/05/20	1.000	0.677	12/20/25	2,110	35,832	30,938	4,894
Republic of Colombia, 10.375%, 01/28/33	1.000	1.118	06/20/24	3,580	(14,449)	(11,851)	(2,598)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.832	06/20/24	2,160	14,055	9,511	4,544
Republic of Peru, 8.750%, 11/21/33	1.000	0.775	12/20/25	4,500	53,433	39,236	14,197
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.556	12/20/25	4,530	105,391	100,133	5,258
Russian Federation, 7.500%, 03/31/30	1.000	1.058	12/20/24	1,000	(2,116)	3,349	(5,465)
State of Qatar, 9.750%, 06/15/30	1.000	0.387	12/20/24	170	4,461	3,032	1,429
State of Qatar, 9.750%, 06/15/30	1.000	0.519	12/20/25	4,350	110,016	101,762	8,254
The Boeing Co., 8.750%, 08/15/21	1.000	3.012	06/20/24	1,225	(84,130)	19,784	(103,914)
United Mexican States, 4.150%, 03/28/27	1.000	1.492	12/20/25	4,490	(110,644)	(149,129)	38,485

TOTAL					$868,521	$1,407,767	$(539,246)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	26,000,000	$26,000,000	$276,115	$312,000	$(35,885)
Written option contracts
Calls
1M IRS	Citibank NA	0.700	10/19/2020	(5,070,000)	(5,070,000)	(16,285)	(26,174)	9,889

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
3M IRS	Citibank NA	0.150%	12/01/2020	(2,110,000)	$(2,110,000)	$(27,091)	$(21,740)	$(5,351)
3M IRS	Citibank NA	0.150	12/02/2020	(1,430,000)	(1,430,000)	(18,466)	(16,262)	(2,204)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,200,000)	(5,200,000)	(36,320)	(54,574)	18,254
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,900,000)	(3,900,000)	(33,337)	(43,095)	9,758
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(9,900,000)	(9,900,000)	(1)	(89,595)	89,594
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(5,070,000)	(5,070,000)	(19,449)	(26,110)	6,661
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(5,070,000)	(5,070,000)	(21,355)	(25,096)	3,741
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,300,000)	(3,300,000)	(26,271)	(33,553)	7,282
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,200,000)	(3,200,000)	(26,423)	(32,320)	5,897
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(4,140,000)	(4,140,000)	(1,590)	(46,444)	44,854
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(26,000,000)	(26,000,000)	(101,650)	(118,690)	17,040
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(26,000,000)	(26,000,000)	(171,109)	(208,000)	36,891
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(4,000,000)	(4,000,000)	(16,151)	(21,119)	4,968
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(4,000,000)	(4,000,000)	(13,583)	(20,001)	6,418
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(5,070,000)	(5,070,000)	(12,632)	(31,434)	18,802
3M IRS	MS & Co. Int. PLC	0.200	12/02/2020	(5,900,000)	(5,900,000)	(53,915)	(53,695)	(220)
3M IRS	MS & Co. Int. PLC	0.200	12/03/2020	(4,380,000)	(4,380,000)	(40,237)	(44,144)	3,907
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(6,190,000)	(6,190,000)	(50,805)	(55,955)	5,150
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(3,930,000)	(3,930,000)	(1,940)	(43,853)	41,913
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(8,410,000)	(8,410,000)	(27,743)	(87,144)	59,401
1M IRS	UBS AG (London)	0.191	10/05/2020	(4,000,000)	(4,000,000)	(19,483)	(22,350)	2,867
1M IRS	UBS AG (London)	0.234	10/28/2020	(4,000,000)	(4,000,000)	(15,132)	(19,255)	4,123
2M IRS	UBS AG (London)	0.150	11/30/2020	(6,740,000)	(6,740,000)	(86,036)	(68,167)	(17,869)

				(157,010,000)	$(157,010,000)	$(837,004)	$(1,208,770)	$371,766
Puts
1M IRS	Citibank NA	0.700	10/19/2020	(5,070,000)	(5,070,000)	(24,744)	(26,174)	1,430
3M IRS	Citibank NA	0.100	12/01/2020	(2,110,000)	(2,110,000)	(1,545)	(6,032)	4,487
3M IRS	Citibank NA	0.100	12/02/2020	(1,430,000)	(1,430,000)	(1,088)	(3,218)	2,130
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,200,000)	(5,200,000)	(27,404)	(54,574)	27,170
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,900,000)	(3,900,000)	(13,020)	(43,095)	30,075
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(5,070,000)	(5,070,000)	(28,920)	(26,111)	(2,809)
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(5,070,000)	(5,070,000)	(29,502)	(25,097)	(4,405)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,300,000)	(3,300,000)	(15,747)	(33,553)	17,806
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,200,000)	(3,200,000)	(14,561)	(32,320)	17,759
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(4,000,000)	(4,000,000)	(8,458)	(21,119)	12,661
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(4,000,000)	(4,000,000)	(15,707)	(20,001)	4,294
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(5,070,000)	(5,070,000)	(21,475)	(31,434)	9,959
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(6,190,000)	(6,190,000)	(18,740)	(19,431)	691
1M IRS	UBS AG (London)	0.191	10/05/2020	(4,000,000)	(4,000,000)	(1,314)	(22,350)	21,036
1M IRS	UBS AG (London)	0.234	10/28/2020	(4,000,000)	(4,000,000)	(19,852)	(19,255)	(597)
2M IRS	UBS AG (London)	0.100	11/30/2020	(6,740,000)	(6,740,000)	(4,745)	(21,653)	16,908
				(68,350,000)	$(68,350,000)	$(246,822)	$(405,417)	$158,595

Total written option contracts				(225,360,000)	$(225,360,000)	$(1,083,826)	$(1,614,187)	$530,361

TOTAL				(199,360,000)	$(199,360,000)	$(807,711)	$(1,302,187)	$494,476

Abbreviations:
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – 27.4%
British Pound – 1.1%
	United Kingdom Gilt
GBP	1,020,000	1.750%		07/22/57	$1,746,513
	United Kingdom Treasury
	1,820,000	3.500		01/22/45	3,774,312
	710,000	3.500		07/22/68	1,959,759

					7,480,584

Canadian Dollar – 1.6%
	British Columbia Province of Canada
CAD	2,600,000	2.850		06/18/25	2,149,650
	2,000,000	4.950		06/18/40	2,267,928
	Ontario Province of Canada
	3,700,000	2.850		06/02/23	2,954,859
	1,700,000	2.600		06/02/25	1,386,837
	2,300,000	4.650		06/02/41	2,523,514

					11,282,788

Chinese Yuan – 3.4%
	Agricultural Development Bank of China
CNY	32,800,000	2.960		04/17/30	4,478,449
	China Development Bank
	26,490,000	3.500		08/13/26	3,865,459
	7,420,000	4.040		04/10/27	1,113,549
	590,000	3.650		05/21/29	85,796
	12,220,000	3.740		07/12/29	1,785,963
	10,700,000	3.450		09/20/29	1,529,655
	China Government Bond
	18,480,000	3.250		06/06/26	2,743,669
	22,460,000	3.250		11/22/28	3,306,492
	8,400,000	3.290		05/23/29	1,243,087
	2,890,000	4.080		10/22/48	442,236
	20,750,000	3.860		07/22/49	3,054,288

					23,648,643

Euro – 4.7%
	French Republic Government Bond OAT
EUR	1,700,000	4.500		04/25/41	3,747,728
	890,000	3.250		05/25/45	1,782,484
	800,000	1.750	(a)	05/25/66	1,412,961
	Italy Buoni Poliennali Del Tesoro(a)
	1,750,000	2.950		09/01/38	2,560,938
	1,000,000	2.800		03/01/67	1,457,883
	Italy Certificati di Credito del Tesoro/CCTS-eu(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.518		01/15/25	5,302,126
	Kingdom of Belgium(a)
	250,000	2.150		06/22/66	491,843
	Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,629,560
	Republic of Austria Government Bond(a)
	450,000	1.500		11/02/86	856,388
	280,000	2.100	(c)	09/20/17	699,288
	280,000	0.850	(d)	06/30/20	404,543
	Republic of Indonesia(a)
	650,000	2.625		06/14/23	804,007
	240,000	2.150		07/18/24	294,666

Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
	Republic of Romania(a)
EUR	70,000	2.000		01/28/32	80,866
	400,000	3.375		01/28/50	477,773
	Spain Government Bond(a)
	2,075,000	5.900		07/30/26	3,300,430
	3,250,000	1.500		04/30/27	4,217,114
	890,000	1.250		10/31/30	1,147,474
	1,110,000	3.450		07/30/66	2,258,769

					32,926,841

Indonesian Rupiah – 0.1%
	Republic of Indonesia
IDR	12,964,000,000	8.750		05/15/31	966,637

Israeli Shekel – 0.1%
	Israel Government Bond
ILS	2,430,000	2.000		03/31/27	779,724

Japanese Yen – 12.5%
	Government of Japan
JPY	428,350,000	0.100		11/01/21	4,072,544
	1,186,850,000	0.100		09/20/24	11,359,054
	596,200,000	2.500		09/20/34	7,435,187
	367,900,000	0.400		03/20/39	3,509,466
	179,950,000	0.300		12/20/39	1,680,489
	145,000,000	1.400		09/20/45	1,664,328
	26,750,000	0.400		12/20/49	241,104
	Japan Government Forty Year Bond
	576,350,000	0.500		03/20/60	5,231,770
	Japan Government Thirty Year Bond
	63,400,000	0.400		03/20/50	570,471
	3,000,000	0.600		06/20/50	28,478
	Japan Government Twenty Year Bond
	926,800,000	0.400		06/20/40	8,790,122
	Japan Government Two Year Bond
	142,600,000	0.100		07/01/22	1,358,395
	3,166,700,000	0.100		09/01/22	30,170,500
	Japanese Government CPI Linked Bond
	1,246,150,089	0.100		03/10/29	11,806,198

					87,918,106

Russian Ruble – 0.1%
	Russian Federation Bond
RUB	26,160,000	7.050		01/19/28	358,709

Singapore Dollar – 0.2%
	Singapore Government Bond
SGD	2,150,000	2.750		07/01/23	1,678,750

South Korean Won – 0.9%
	Inflation Linked Korea Treasury Bond
KRW	1,823,228,761	1.000		06/10/26	1,585,837
	Korea Treasury Bond
	2,598,070,000	1.875		06/10/29	2,306,909
	2,641,660,000	1.375		12/10/29	2,250,063

					6,142,809

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Thai Baht – 0.9%
	Thailand Government Bond
THB	126,490,000	1.875%		06/17/22	$4,079,289
	76,900,000	2.400		12/17/23	2,556,759

					6,636,048

United States Dollar – 1.8%
	Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	553,750
	600,000	4.125	(a)	10/11/47	754,687
	1,370,000	4.125		10/11/47	1,723,203
	Republic of Colombia(e)
	210,000	4.125		05/15/51	218,925
	Republic of Indonesia
	970,000	5.875		01/15/24	1,116,106
	200,000	4.125	(a)	01/15/25	223,438
	4,340,000	4.125		01/15/25	4,848,594
	790,000	3.850	(a)	07/18/27	889,244
	Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,525,819
	United Mexican States(e)
	200,000	4.500		01/31/50	210,500

					13,064,266

	TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS
	(Cost $177,545,788)				$192,883,905

Corporate Obligations – 40.8%
Aerospace & Defense(e) – 0.8%
	Airbus SE
EUR	550,000	2.000		04/07/28	$693,437
	500,000	2.375		04/07/32	635,802
	550,000	2.375		06/09/40	655,539
	General Dynamics Corp.
	$200,000	4.250		04/01/50	259,986
	Northrop Grumman Corp.
	1,700,000	2.930		01/15/25	1,849,294
	1,100,000	3.250		01/15/28	1,234,574
	150,000	5.250		05/01/50	214,158
	Raytheon Technologies Corp.
	27,000	3.650		08/16/23	29,175

					5,571,965

Agriculture(e) – 0.4%
	Altria Group, Inc.
EUR	200,000	3.125		06/15/31	268,052
	Archer-Daniels-Midland Co.
	$400,000	3.250		03/27/30	456,888
	BAT Capital Corp.
	50,000	3.557		08/15/27	54,013
	1,450,000	2.259		03/25/28	1,455,104
	500,000	5.282		04/02/50	587,350

					2,821,407

Automotive – 0.3%
	General Motors Financial Co., Inc.(e)
	200,000	5.650		01/17/29	233,406

Corporate Obligations – (continued)
Automotive – (continued)
	Nissan Motor Co. Ltd.(a)
	400,000	3.043		09/15/23	405,400
	350,000	3.522	(e)	09/17/25	353,301
	600,000	4.345	(e)	09/17/27	601,824
	Volkswagen Leasing GmbH
EUR	600,000	1.625		08/15/25	730,954

					2,324,885

Banks – 11.6%
	ABN AMRO Bank NV(b)(e) (5 year EUR Swap + 2.450%)
	700,000	2.875		01/18/28	859,190
	AIB Group PLC(a)(b)(e) (3M USD LIBOR + 1.874%)
	$2,250,000	4.263		04/10/25	2,418,367
	Australia & New Zealand Banking Group Ltd.(a)(b)(e) (5 Year CMT + 1.288%)
	750,000	2.950		07/22/30	777,233
	Banco de Sabadell SA
EUR	400,000	0.875		03/05/23	473,379
	Banco Santander SA
	$800,000	2.706		06/27/24	846,080
	400,000	3.306		06/27/29	435,340
	600,000	3.490		05/28/30	655,092
	Bank of America Corp.
	150,000	3.875		08/01/25	170,153
	750,000	5.875		02/07/42	1,106,408
	(3M USD LIBOR + 0.810%)
	2,900,000	3.366	(b)(e)	01/23/26	3,168,830
	(3M USD LIBOR + 3.150%)
	600,000	4.083	(b)(e)	03/20/51	739,494
	(SOFR + 2.150%)
	2,200,000	2.592	(b)(e)	04/29/31	2,327,490
	Barclays PLC(e)
	900,000	3.684		01/10/23	928,665
	(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	837,320
	(3M USD LIBOR + 2.452%)
	850,000	2.852	(b)	05/07/26	882,632
	BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,571,031
	1,250,000	3.375		01/09/25	1,354,338
	(3M Euribor + 1.800%)
EUR	1,100,000	2.125	(b)(e)	01/23/27	1,398,377
	(5 year EUR Swap + 1.830%)
	300,000	2.625	(b)(e)	10/14/27	363,859
	(5 Year USD Swap + 1.483%)
	$950,000	4.375	(a)(b)(e)	03/01/33	1,054,196
	(5 year USD Swap + 4.149%)
	200,000	6.625	(a)(b)(e)	12/31/99	211,762
	(SOFR + 2.074%)
	550,000	2.219	(a)(b)(e)	06/09/26	567,116
	BPCE SA(a)
	2,350,000	4.000		09/12/23	2,553,369
	1,000,000	1.652		10/06/26	1,001,140
	CaixaBank SA
EUR	400,000	1.125		05/17/24	483,354

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	Citigroup, Inc.
	$1,210,000	3.500%		05/15/23	$1,288,529
GBP	600,000	2.750	(e)	01/24/24	818,579
	(3M USD LIBOR + 1.023%)
	$830,000	4.044	(b)(e)	06/01/24	897,952
	(SOFR + 2.107%)
	1,600,000	2.572	(b)(e)	06/03/31	1,675,216
	(SOFR + 2.750%)
	1,700,000	3.106	(b)(e)	04/08/26	1,833,110
	(SOFR + 3.914%)
	700,000	4.412	(b)(e)	03/31/31	838,621
	Citizens Bank NA(e)
	250,000	3.250		02/14/22	258,963
	Commerzbank AG
EUR	550,000	4.000		03/23/26	686,453
	Commonwealth Bank of Australia(a)(b)(e) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,082,870
	Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	710,415
	Credit Agricole SA(a)
	$300,000	3.750		04/24/23	321,528
	(SOFR + 1.676%)
	300,000	1.907	(b)(e)	06/16/26	305,799
	Credit Suisse AG
	1,000,000	2.950		04/09/25	1,090,170
	Credit Suisse Group AG(a)(b)(e)
	(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	3,119,872
	(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,617,192
	Deutsche Bank AG
	100,000	3.125		01/13/21	100,458
	(SOFR + 2.159%)
	600,000	2.222	(b)(e)	09/18/24	603,894
	Erste Group Bank AG(b)(e) (5 year EUR Swap + 6.204%)
EUR	200,000	6.500		12/31/99	251,490
	Fifth Third Bancorp(e)
	$575,000	2.375		01/28/25	608,822
	HSBC Holdings PLC
	200,000	4.250		08/18/25	216,820
	450,000	4.950		03/31/30	542,277
	(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(b)(e)	03/11/25	2,313,894
	JPMorgan Chase & Co.(e)
	3,200,000	3.625		12/01/27	3,570,048
	(3M USD LIBOR + 0.730%)
	305,000	3.559	(b)	04/23/24	326,753
	(3M USD LIBOR + 0.890%)
	300,000	3.797	(b)	07/23/24	325,164
	(3M USD LIBOR + 1.000%)
	2,050,000	4.023	(b)	12/05/24	2,253,114
	(SOFR + 2.040%)
	750,000	2.522	(b)	04/22/31	798,578
	(SOFR + 2.515%)
	750,000	2.956	(b)	05/13/31	802,920

Corporate Obligations – (continued)
Banks – (continued)
	Kreditanstalt fuer Wiederaufbau(f)
EUR	3,000,000	0.625		01/07/28	3,804,928
	Macquarie Group Ltd.
	350,000	0.625		02/03/27	412,118
	(3M USD LIBOR + 1.372%)
	$300,000	3.763	(a)(b)(e)	11/28/28	326,064
	Morgan Stanley, Inc.
	1,700,000	3.700		10/23/24	1,884,212
	(SOFR + 1.152%)
	900,000	2.720	(b)(e)	07/22/25	956,277
	(SOFR + 3.120%)
	1,100,000	3.622	(b)(e)	04/01/31	1,261,381
	(SOFR + 4.840%)
	925,000	5.597	(b)(e)	03/24/51	1,394,974
	Natwest Group PLC
	200,000	3.875		09/12/23	214,768
	(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(b)(c)	05/15/23	1,242,648
	(3M USD LIBOR + 1.550%)
	425,000	4.519	(b)(c)	06/25/24	458,286
	Regions Financial Corp.(e)
	210,000	3.800		08/14/23	227,930
	Santander UK Group Holdings PLC(b)(e) (1 year CMT + 1.250%)
	1,000,000	1.532		08/21/26	984,770
	Santander UK PLC
	225,000	2.875		06/18/24	240,102
	Societe Generale SA
EUR	1,700,000	1.750		03/22/29	2,126,009
	The Huntington National Bank(e)
	$1,950,000	3.250		05/14/21	1,977,982
	300,000	1.800		02/03/23	307,860
	The PNC Financial Services Group, Inc.(e)
	600,000	3.500		01/23/24	653,838
	Wells Fargo & Co.(b)(e)
	(3M USD LIBOR + 4.240%)
	625,000	5.013		04/04/51	855,613
	(SOFR + 2.000%)
	2,450,000	2.188		04/30/26	2,550,964
	(SOFR + 2.100%)
	2,050,000	2.393		06/02/28	2,139,400
	Westpac Banking Corp.(b)(e) (5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,239,480

					81,703,320

Beverages(e) – 2.5%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	918,915
	Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.150		01/23/25	564,870
	2,300,000	4.750		01/23/29	2,797,651
	700,000	4.600		04/15/48	841,127
	Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,396,188

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages(e) – (continued)
	Constellation Brands, Inc.
	$1,500,000	3.200%		02/15/23	$1,584,435
	1,500,000	4.400		11/15/25	1,745,220
	1,550,000	2.875		05/01/30	1,667,382
	Diageo Capital PLC
	1,950,000	2.000		04/29/30	2,009,494
	Keurig Dr Pepper, Inc.
	3,250,000	4.417		05/25/25	3,748,452
	50,000	5.085		05/25/48	67,029
	200,000	3.800		05/01/50	229,104

					17,569,867

Biotechnology(e) – 0.2%
	Biogen, Inc.
	1,600,000	2.250		05/01/30	1,634,928

Building Materials(a)(e) – 0.3%
	Carrier Global Corp.
	650,000	2.493		02/15/27	680,576
	900,000	2.722		02/15/30	939,843
	300,000	3.377		04/05/40	313,626

					1,934,045

Chemicals – 0.8%
	Bluestar Finance Holdings Ltd.(b)(e) (-1x3 Year CMT + 6.651%)
	1,080,000	3.875		12/31/99	1,090,800
	DuPont de Nemours, Inc.(e)
	600,000	4.493		11/15/25	689,862
	Nutrition & Biosciences, Inc.(a)(e)
	450,000	1.230		10/01/25	449,501
	200,000	1.832		10/15/27	200,832
	350,000	2.300		11/01/30	351,722
	150,000	3.268		11/15/40	151,425
	400,000	3.468		12/01/50	401,992
	Sasol Financing International Ltd.
	560,000	4.500		11/14/22	541,800
	Syngenta Finance NV(a)(e)
	750,000	4.441		04/24/23	792,277
	600,000	4.892		04/24/25	651,606
	200,000	5.182		04/24/28	220,228
	200,000	5.676		04/24/48	213,618

					5,755,663

Commercial Services – 0.4%
	ASTM SpA
EUR	550,000	3.375		02/13/24	690,683
	DP World Crescent Ltd.
	$200,000	4.848		09/26/28	221,660
	DP World PLC
	390,000	5.625		09/25/48	444,356
	PayPal Holdings, Inc.(e)
	1,000,000	2.300		06/01/30	1,057,460
	500,000	3.250		06/01/50	552,220

					2,966,379

Computers(e) – 0.9%
	Dell International LLC/EMC Corp.(a)
	1,100,000	6.020		06/15/26	1,293,710
	950,000	4.900		10/01/26	1,071,277

Corporate Obligations – (continued)
Computers(e) – (continued)
	Hewlett Packard Enterprise Co.
	1,200,000	4.450		10/02/23	1,318,920
	300,000	4.650		10/01/24	338,520
	1,850,000	4.900		10/15/25	2,120,840

					6,143,267

Diversified Financial Services – 2.1%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,400,000	3.500	(e)	05/26/22	1,413,426
	2,149,000	4.625		07/01/22	2,200,769
	AIG Global Funding(a)
	224,000	2.300		07/01/22	230,966
	Air Lease Corp.(e)
	1,150,000	3.250		03/01/25	1,167,123
	American Express Co.(e)
	255,000	2.500		07/30/24	270,981
	Avolon Holdings Funding Ltd.(a)(e)
	400,000	3.950		07/01/24	382,332
	Capital One Financial Corp.(e)
	505,000	3.300		10/30/24	546,945
	GE Capital Funding LLC(a)(e)
	550,000	4.400		05/15/30	591,239
	GE Capital International Funding Co.
	1,350,000	3.373		11/15/25	1,443,015
	1,350,000	4.418		11/15/35	1,422,360
	Huarong Finance 2019 Co. Ltd.
	380,000	3.750		05/29/24	397,100
	Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	410,469
	200,000	4.625		06/03/26	218,438
	200,000	4.875		11/22/26	222,313
	Intercontinental Exchange, Inc.(e)
	1,150,000	1.850		09/15/32	1,146,343
	JAB Holdings B.V.
EUR	1,000,000	1.000		12/20/27	1,168,546
	Nasdaq, Inc.(e)
	$1,350,000	3.250		04/28/50	1,410,750

					14,643,115

Electrical – 1.2%
	AEP Transmission Co. LLC(e)
	150,000	3.650		04/01/50	176,618
	Ameren Corp.(e)
	150,000	2.500		09/15/24	159,225
	Berkshire Hathaway Energy Co.(a)(e)
	25,000	4.250		10/15/50	31,352
	Dominion Energy, Inc.(e)
	2,200,000	3.375		04/01/30	2,478,718
	DTE Energy Co.
	498,000	2.250		11/01/22	514,235
	Duke Energy Carolinas LLC(e)
	700,000	3.200		08/15/49	774,956
	Electricite de France SA(a)(e)
	1,450,000	4.500		09/21/28	1,723,252
	FirstEnergy Corp.(e)
	650,000	2.250		09/01/30	636,558
	innogy Finance B.V.
GBP	250,000	6.125		07/06/39	524,666

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
	Pacific Gas & Electric Co.(e)
	$250,000	2.500%		02/01/31	$236,822
	100,000	3.300		08/01/40	91,641
	200,000	3.500		08/01/50	179,810
	Sempra Energy(e)
	700,000	3.400		02/01/28	771,253

					8,299,106

Electrical Components & Equipment(e) – 0.2%
	Emerson Electric Co.
	1,600,000	1.950		10/15/30	1,657,648

Engineering & Construction(e) – 0.3%
	Aeroports de Paris
EUR	900,000	1.000		01/05/29	1,044,273
	Mexico City Airport Trust
	$540,000	3.875	(a)	04/30/28	460,097
	200,000	5.500	(a)	10/31/46	160,812
	430,000	5.500	(a)	07/31/47	349,491
	200,000	5.500		07/31/47	162,554

					2,177,227

Food & Drug Retailing – 0.5%
	General Mills, Inc.(e)
	500,000	2.875		04/15/30	548,200
	Kellogg Co.(e)
	1,600,000	2.100		06/01/30	1,637,648
	Sysco Corp.(e)
	350,000	6.600		04/01/50	490,396
	The JM Smucker Co.
	225,000	3.000		03/15/22	232,985
	The Kroger Co.(e)
	550,000	3.950		01/15/50	642,763

					3,551,992

Gas(e) – 0.1%
	NiSource, Inc.
	400,000	3.600		05/01/30	455,828
	The East Ohio Gas Co.(a)
	200,000	2.000		06/15/30	206,000
	200,000	3.000		06/15/50	207,236

					869,064

Hand/Machine Tools(e) – 0.1%
	Snap-on, Inc.
	900,000	3.100		05/01/50	952,686

Healthcare Providers & Services(e) – 1.0%
	Anthem, Inc.
	1,400,000	2.250		05/15/30	1,438,304
	DH Europe Finance II S.a.r.l.
EUR	300,000	0.450		03/18/28	349,385
	800,000	0.750		09/18/31	925,916
	Medtronic Global Holdings SCA
	400,000	0.250		07/02/25	473,009
	500,000	1.625		03/07/31	653,887
	300,000	2.250		03/07/39	412,733
	150,000	1.500		07/02/39	184,307

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
	Stryker Corp.
	$1,700,000	1.950		06/15/30	1,732,555
	Thermo Fisher Scientific, Inc.
	200,000	4.497		03/25/30	246,786
EUR	150,000	0.875		10/01/31	179,684
	400,000	1.875		10/01/49	473,473

					7,070,039

Insurance – 1.3%
	American International Group, Inc.
	$200,000	4.875		06/01/22	214,418
	150,000	4.125		02/15/24	166,254
	2,150,000	3.900	(e)	04/01/26	2,446,657
	Aviva PLC(b)(e)
	(5 Year EUR Swap + 5.130%)
EUR	450,000	6.125		07/05/43	598,818
	(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	702,694
	AXA SA(b)(e) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	723,009
	Chubb INA Holdings, Inc.(e)
	100,000	0.875		06/15/27	120,319
	400,000	1.550		03/15/28	502,728
	550,000	1.400		06/15/31	686,627
	Helvetia Europe SA(b)(e) (-1X 5 year EUR Swap + 3.950%)
	550,000	2.750		09/30/41	674,259
	La Mondiale SAM(e)
	600,000	2.125		06/23/31	700,909
	Legal & General Group PLC(b)(e) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750		11/26/49	662,588
	M&G PLC(b)(e) (5 year UK Government Bond + 3.724%)
	100,000	6.340		12/19/63	157,908
	MetLife, Inc.
	$110,000	3.600		04/10/24	121,554
	New York Life Insurance Co.(a)(e)
	450,000	3.750		05/15/50	506,840

					8,985,582

Internet(e) – 0.2%
	Booking Holdings, Inc.
	150,000	4.100		04/13/25	168,950
	Expedia Group, Inc.
	1,150,000	3.250		02/15/30	1,103,436
	Prosus NV(a)
	210,000	3.680		01/21/30	225,834
	200,000	4.027		08/03/50	204,250

					1,702,470

Lodging(e) – 0.2%
	Marriott International, Inc.
	1,500,000	4.650		12/01/28	1,606,845

Machinery-Diversified(e) – 0.2%
	Otis Worldwide Corp.
	900,000	2.565		02/15/30	966,375
	550,000	3.112		02/15/40	587,252

					1,553,627

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 1.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	$900,000	4.500%		02/01/24	$997,443
	3,400,000	4.908		07/23/25	3,924,960
	650,000	4.800		03/01/50	743,509
	Comcast Corp.
	1,000,000	3.700	(e)	04/15/24	1,103,720
	750,000	3.950	(e)	10/15/25	860,070
	800,000	5.650		06/15/35	1,135,720
	900,000	3.750	(e)	04/01/40	1,056,825
	350,000	4.700	(e)	10/15/48	464,404
	The Walt Disney Co.(e)
	50,000	4.700		03/23/50	65,764
	Time Warner Cable LLC(e)
	100,000	4.125		02/15/21	100,384

					10,452,799

Mining(a) – 0.4%
	Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,499,890
	650,000	4.125	(e)	03/12/24	703,163
	600,000	4.875	(e)	03/12/29	701,226

					2,904,279

Miscellaneous Manufacturing – 0.2%
	General Electric Co.
	100,000	2.700		10/09/22	103,938
	300,000	3.100		01/09/23	314,739
	300,000	6.750		03/15/32	374,988
	750,000	4.350	(e)	05/01/50	763,178

					1,556,843

Multi-National – 0.8%
	European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,382,211
	770,000	1.000		11/14/42	1,096,344

					5,478,555

Oil Field Services – 0.9%
	BP Capital Markets America, Inc.(e)
	$700,000	3.790		02/06/24	767,368
	BP Capital Markets PLC
	250,000	3.814		02/10/24	274,663
	(-1X 5 year EUR Swap + 3.880%)
EUR	400,000	3.250	(b)(e)	12/31/99	482,707
	(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625	(b)(e)	12/31/99	483,739
	Devon Energy Corp.(e)
	$100,000	5.850		12/15/25	111,954
	Gazprom PJSC Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	345,553
	210,000	5.150		02/11/26	234,084
	240,000	8.625	(g)	04/28/34	360,375
	310,000	7.288		08/16/37	437,391
	Gazprom PJSC Via Gaz Finance PLC(a)
	400,000	3.250		02/25/30	400,900

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Occidental Petroleum Corp.
	300,000	5.550	%(e)	03/15/26	271,875
	250,000	6.450		09/15/36	212,500
	Phillips 66(e)
	250,000	3.850		04/09/25	277,832
	Suncor Energy, Inc.(e)
	900,000	3.100		05/15/25	968,031
	Total Capital International SA(e)
	350,000	3.461		07/12/49	382,312

					6,011,284

Pharmaceuticals – 3.0%
	AbbVie, Inc.
	620,000	2.300	(a)	11/21/22	641,384
	300,000	3.750	(e)	11/14/23	327,081
	1,350,000	2.600	(a)(e)	11/21/24	1,430,811
	1,350,000	2.950	(a)(e)	11/21/26	1,470,123
	200,000	4.250	(e)	11/14/28	237,708
	1,200,000	3.200	(a)(e)	11/21/29	1,320,312
	550,000	4.050	(a)(e)	11/21/39	630,267
	625,000	4.875	(e)	11/14/48	791,256
	1,700,000	4.250	(a)(e)	11/21/49	2,008,754
	Bayer US Finance II LLC(a)(e)
	750,000	3.875		12/15/23	818,715
	1,000,000	4.250		12/15/25	1,143,230
	Becton Dickinson & Co.(e)
	3,275,000	3.363		06/06/24	3,541,716
	1,000,000	3.700		06/06/27	1,133,640
	Bristol-Myers Squibb Co.(e)
	50,000	4.250		10/26/49	65,735
	Cigna Corp.(e)
	698,000	3.750		07/15/23	755,173
	200,000	2.400		03/15/30	207,278
	600,000	4.900		12/15/48	778,836
	CVS Health Corp.(e)
	389,000	3.700		03/09/23	416,747
	300,000	2.625		08/15/24	319,635
	100,000	5.050		03/25/48	127,219
	600,000	4.250		04/01/50	703,032
	Takeda Pharmaceutical Co. Ltd.(e)
EUR	500,000	1.375		07/09/32	607,739
	500,000	2.000		07/09/40	623,327
	Upjohn Finance B.V.(e)
	800,000	1.908		06/23/32	978,386

					21,078,104

Pipelines – 1.0%
	Abu Dhabi Crude Oil Pipeline LLC(a)
	$1,260,000	4.600		11/02/47	1,543,106
	Energy Transfer Operating LP(e)
	250,000	5.250		04/15/29	268,860
	Enterprise Products Operating LLC(e)
	500,000	3.750		02/15/25	556,240
	100,000	4.150		10/16/28	116,782
	EQM Midstream Partners LP(e)
	225,000	4.750		07/15/23	223,313

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
	MPLX LP(e)
	$250,000	4.500%	04/15/38	$254,700
	150,000	5.500	02/15/49	168,074
	Sabine Pass Liquefaction LLC(e)
	1,500,000	5.625	03/01/25	1,716,390
	Sunoco Logistics Partners Operations LP(e)
	250,000	5.300	04/01/44	234,022
	The Williams Cos., Inc.(e)
	550,000	3.600	03/15/22	568,936
	450,000	3.900	01/15/25	491,125
	Western Midstream Operating LP(e)
	150,000	4.750	08/15/28	144,644
	382,000	5.050	02/01/30	366,720
	50,000	5.450	04/01/44	42,875
	50,000	5.300	03/01/48	40,500

				6,736,287

Real Estate(e) – 0.2%
	Logicor Financing S.a.r.l.
EUR	600,000	2.250	05/13/25	742,076
	550,000	3.250	11/13/28	731,322

				1,473,398

Real Estate Investment Trust(e) – 1.3%
	Alexandria Real Estate Equities, Inc.
	$500,000	3.375	08/15/31	563,865
	American Tower Corp.
	400,000	3.800	08/15/29	457,852
	900,000	2.900	01/15/30	972,144
	Healthpeak Properties, Inc.
	200,000	3.250	07/15/26	223,144
	National Retail Properties, Inc.
	375,000	3.900	06/15/24	405,112
	Prologis Euro Finance LLC
EUR	800,000	1.000	02/06/35	952,789
	Prologis LP
	$1,000,000	2.250	04/15/30	1,063,100
	Simon Property Group LP
	576,000	2.750	06/01/23	601,857
	Ventas Realty LP/Ventas Capital Corp.
	200,000	3.250	08/15/22	207,964
	VEREIT Operating Partnership LP
	900,000	4.625	11/01/25	993,024
	200,000	3.400	01/15/28	208,576
	WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750	09/17/24	420,288
	WP Carey, Inc.
	240,000	4.600	04/01/24	265,980
	170,000	4.000	02/01/25	185,412
	WPC Eurobond B.V.
EUR	1,200,000	1.350	04/15/28	1,423,176

				8,944,283

Retailing(e) – 0.5%
	Dollar Tree, Inc.
	$650,000	4.000	05/15/25	732,517

Corporate Obligations – (continued)
Retailing(e) – (continued)
	Lowe’s Cos., Inc.
	675,000	5.125	04/15/50	929,374
	McDonald’s Corp.
	125,000	4.200	04/01/50	152,353
	Walgreens Boots Alliance, Inc.
	1,350,000	3.200	04/15/30	1,414,044

				3,228,288

Savings & Loans(a)(b)(e) – 0.1%
	Nationwide Building Society
	(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	207,594
	(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	564,480

				772,074

Semiconductors(e) – 1.2%
	Broadcom, Inc.
	1,850,000	3.625	10/15/24	2,018,812
	1,050,000	4.700	04/15/25	1,192,412
	1,850,000	4.250	04/15/26	2,083,988
	2,443,000	3.459	09/15/26	2,675,403
	NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)
	450,000	3.400	05/01/30	492,300

				8,462,915

Software(e) – 0.6%
	Fidelity National Information Services, Inc.
EUR	400,000	0.750	05/21/23	477,759
GBP	250,000	2.602	05/21/25	349,081
EUR	550,000	0.625	12/03/25	656,951
	Fiserv, Inc.
	$650,000	3.200	07/01/26	722,078
	Intuit, Inc.
	350,000	1.650	07/15/30	356,146
	Oracle Corp.
	550,000	3.600	04/01/50	614,433
	550,000	3.850	04/01/60	642,681

				3,819,129

Supranational(f) – 0.2%
	FMS Wertmanagement
GBP	1,100,000	1.375	03/07/25	1,492,724

Telecommunication Services – 2.9%
	AT&T, Inc.(e)
	$250,000	3.000	06/30/22	259,963
	1,600,000	4.100	02/15/28	1,850,064
EUR	600,000	1.800	09/14/39	697,237
	$100,000	4.350	06/15/45	112,349
	100,000	4.850	07/15/45	119,582
	550,000	5.450	03/01/47	705,106
	600,000	4.500	03/09/48	682,476
	British Telecommunications PLC(e)
	300,000	5.125	12/04/28	362,646
	Deutsche Telekom AG(a)(e)
	200,000	3.625	01/21/50	222,112

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	Deutsche Telekom International Finance B.V.(a)(e)
	$500,000	2.485%	09/19/23	$522,505
	1,300,000	4.375	06/21/28	1,538,303
	T-Mobile USA, Inc.(a)(e)
	500,000	3.500	04/15/25	548,540
	900,000	3.750	04/15/27	1,007,423
	1,250,000	3.875	04/15/30	1,422,799
	950,000	2.550	02/15/31	978,625
	550,000	3.000	02/15/41	542,548
	Telefonica Emisiones SA(e)
EUR	500,000	1.788	03/12/29	646,002
	Verizon Communications, Inc.
	$350,000	2.625	08/15/26	382,403
	3,084,000	4.329	09/21/28	3,742,742
	650,000	5.012	04/15/49	929,831
	300,000	4.000 (e)	03/22/50	368,421
	Vodafone Group PLC
	1,550,000	3.750	01/16/24	1,692,352
	1,000,000	4.375	05/30/28	1,185,110

				20,519,139

Trading Companies & Distributors(e) – 0.2%
	Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200	07/24/25	553,312
	600,000	1.750	03/12/29	702,464

				1,255,776

Water(e) – 0.2%
	American Water Capital Corp.
	$1,100,000	2.800	05/01/30	1,204,841
	300,000	3.450	05/01/50	337,758

				1,542,599

	TOTAL CORPORATE OBLIGATIONS
	(Cost $265,931,510)			$287,223,603

Asset-Backed Securities(b) – 6.8%
Collateralized Loan Obligations(a) – 4.5%
	AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$2,100,000	1.575%	01/15/33	$2,075,902
	Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	2.821	04/15/33	2,081,764
	Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	3,332,127	1.095	01/27/28	3,284,115
	Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	5,300,000	2.422	04/15/33	5,257,854
	Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
	763,870	1.532	07/20/26	763,723
	Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
	5,300,000	1.025	04/15/29	5,226,171

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
	Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
	1,400,000	1.605	01/15/33	1,396,905
	Mill City Mortgage Loan Trust Series 2017-2, Class A3
	480,366	2.913	07/25/59	502,126
	Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
	1,800,000	1.628	04/14/33	1,760,101
	OFSI Fund VII Ltd. Series 2014-7A, Class AR (3M USD LIBOR + 0.900%)
	81,641	1.172	10/18/26	81,612
	Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
	138,489	1.455	07/15/26	138,367
	Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
	3,700,000	1.165	04/15/29	3,672,317
	Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
	3,475,000	2.025	04/15/33	3,398,953
	Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
	2,100,000	1.335	04/15/31	2,065,566
	WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
	354,640	1.151	05/01/26	353,862

				32,059,338

Home Equity – 0.0%
	GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
	41,413	7.000	09/25/37	42,136

Student Loans – 2.3%
	ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
	5,010,340	1.348	12/27/66	4,982,603
	Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
	759,922	1.148	12/25/56	750,043
	Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
	2,707,390	1.300	05/25/34	2,707,382
	Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
	275,509	1.200	02/25/42	270,878
	Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
	4,654,646	1.198	12/27/66	4,602,372
	Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
	175,666	0.998	02/25/48	171,619
	PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
	2,151,560	1.298	09/25/65	2,143,569

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loans – (continued)
Scholar Funding Trust Series 2010-A, Class A(a) (3M USD LIBOR + 0.750%)
$592,921	0.997%	10/28/41	$576,635

			16,205,101

TOTAL ASSET-BACKED SECURITIES
(Cost $48,750,532)			$48,306,575

Mortgage-Backed Obligations – 25.8%
Collateralized Mortgage Obligations – 1.9%
Interest Only(h) – 1.2%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$305,501	5.848%	05/15/41	$52,338
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
277,407	5.898	03/15/44	48,361
FHLMC REMIC Series 4320, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
213,143	5.948	07/15/39	43,738
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
950,757	5.848	05/15/46	164,736
FHLMC REMIC Series 4792, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
624,298	6.048	05/15/48	78,950
FHLMC REMIC Series 4936, Class ES(b) (-1x 1M USD LIBOR + 6.000%)
263,297	5.848	12/25/49	32,377
FHLMC REMIC Series 4980, Class KI
2,679,120	4.500	06/25/50	346,512
FHLMC REMIC Series 4991, Class IE
1,413,356	5.000	07/25/50	177,885
FHLMC REMIC Series 4998, Class GI
1,899,965	4.000	08/25/50	262,058
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
2,271,576	5.948	07/25/50	420,918
FHLMC REMIC Series 5009, Class DI
1,346,453	2.000	09/25/50	113,866
FHLMC REMIC Series 5012, Class DI
373,774	4.000	09/25/50	50,543
FHLMC REMIC Series 5020, Class IH(i)
1,430,000	3.000	08/25/50	150,854
FHLMC STRIPS Series 304, Class C45
210,708	3.000	12/15/27	12,169
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
284,480	6.402	12/25/41	50,782
FNMA REMIC Series 2012-5, Class SA(b) (-1x 1M USD LIBOR + 5.950%)
415,949	5.802	02/25/42	68,910
FNMA REMIC Series 2014-6, Class SA(b) (-1x 1M USD LIBOR + 6.600%)
342,895	6.452	02/25/44	63,829

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
FNMA REMIC Series 2015-34, Class LS(b) (-1x 1M USD LIBOR + 6.100%)
1,220,078	5.952	06/25/45	246,279
FNMA REMIC Series 2017-31, Class SG(b) (-1x 1M USD LIBOR + 6.100%)
720,965	5.952	05/25/47	136,397
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
549,140	6.002	11/25/47	99,392
FNMA REMIC Series 2018-17, Class CS(b) (-1x 1M USD LIBOR + 3.450%)
2,454,789	2.500	03/25/48	145,694
FNMA REMIC Series 2018-38, Class SG(b) (-1x 1M USD LIBOR + 6.200%)
241,759	6.052	06/25/48	31,606
FNMA REMIC Series 2019-41, Class SB(b) (-1x 1M USD LIBOR + 6.050%)
1,128,373	5.902	08/25/49	224,734
FNMA REMIC Series 2020-45, Class AI
920,920	4.000	07/25/50	113,743
FNMA REMIC Series 2020-60, Class KI
2,037,632	2.000	09/25/50	173,934
FNMA REMIC Series 2020-60, Class NI
347,125	4.000	09/25/50	57,749
GNMA REMIC Series 2010-101, Class S(b) (-1x 1M USD LIBOR + 6.000%)
620,681	5.844	08/20/40	117,324
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
489,921	6.094	02/20/40	97,133
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
514,964	5.894	08/20/43	104,293
GNMA REMIC Series 2013-134, Class DS(b) (-1x 1M USD LIBOR + 6.100%)
105,293	5.944	09/20/43	20,719
GNMA REMIC Series 2013-152, Class SG(b) (-1x 1M USD LIBOR + 6.150%)
191,097	5.994	06/20/43	37,680
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
180,445	5.944	06/20/43	35,018
GNMA REMIC Series 2013-181, Class SA(b) (-1x 1M USD LIBOR + 6.100%)
640,334	5.944	11/20/43	131,766
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,480,974	5.444	08/20/44	271,622
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
426,733	5.944	10/20/43	59,681
GNMA REMIC Series 2014-133, Class BS(b) (-1x 1M USD LIBOR + 5.600%)
225,073	5.444	09/20/44	39,775

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2014-158, Class SA(b) (-1x 1M USD LIBOR + 5.600%)
$700,993	5.448%	10/16/44	$124,436
GNMA REMIC Series 2015-110, Class MS(b) (-1x 1M USD LIBOR + 5.710%)
1,245,702	5.554	08/20/45	205,553
GNMA REMIC Series 2015-111, Class IM
590,898	4.000	08/20/45	63,442
GNMA REMIC Series 2015-123, Class SP(b) (-1x 1M USD LIBOR + 6.250%)
333,507	6.094	09/20/45	62,626
GNMA REMIC Series 2015-129, Class IC
243,559	4.500	09/16/45	36,122
GNMA REMIC Series 2015-167, Class AS(b) (-1x 1M USD LIBOR + 6.250%)
213,414	6.094	11/20/45	36,431
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
150,920	6.044	11/20/45	29,887
GNMA REMIC Series 2015-57, Class AS(b) (-1x 1M USD LIBOR + 5.600%)
1,010,053	5.444	04/20/45	166,306
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
274,716	6.044	01/20/46	45,888
GNMA REMIC Series 2016-138, Class GI
646,173	4.000	10/20/46	78,023
GNMA REMIC Series 2016-27, Class IA
350,156	4.000	06/20/45	30,879
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
380,568	6.044	08/20/48	58,773
GNMA REMIC Series 2018-122, Class SE(b) (-1x 1M USD LIBOR + 6.200%)
840,153	6.044	09/20/48	134,881
GNMA REMIC Series 2018-137, Class SN(b) (-1x 1M USD LIBOR + 6.150%)
924,831	5.994	10/20/48	146,142
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
583,453	5.994	10/20/48	89,333
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
770,973	6.044	10/20/48	130,195
GNMA REMIC Series 2018-72, Class IB
763,737	4.000	04/20/46	96,166
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
441,818	5.894	01/20/49	65,966
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
1,067,857	5.944	09/20/49	171,059
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,101,891	5.944	09/20/49	158,569

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2019-128, Class IO
757,452	4.000	10/20/49	91,083
GNMA REMIC Series 2019-129, Class AI
1,146,536	3.500	10/20/49	133,082
GNMA REMIC Series 2019-151, Class IA
3,756,004	3.500	12/20/49	393,073
GNMA REMIC Series 2019-151, Class NI
1,709,810	3.500	10/20/49	147,895
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
1,232,336	3.634	02/20/49	105,873
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
1,045,358	5.894	01/20/49	166,972
GNMA REMIC Series 2019-69, Class S(b) (-1x 1M USD LIBOR + 3.270%)
1,315,052	3.114	06/20/49	106,146
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
318,072	5.944	06/20/49	49,079
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
861,460	5.944	08/20/49	134,596
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,125,764	5.894	08/20/49	172,833
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
1,728,004	6.284	07/20/43	338,469
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
488,710	5.994	06/20/50	77,803

			8,130,946

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2011-52, Class GB
332,643	5.000	06/25/41	381,908
FNMA REMIC Series 2011-99, Class DB
310,764	5.000	10/25/41	355,858
FNMA REMIC Series 2012-111, Class B
36,184	7.000	10/25/42	44,732
FNMA REMIC Series 2012-153, Class B
149,410	7.000	07/25/42	188,759

			971,257

Sequential Floating Rate(b) – 0.6%
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
64,921	2.519	09/25/35	55,709
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.210%)
214,264	0.366	03/20/46	181,057
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
16,364	2.982	04/20/35	16,133

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	759,290	0.868%	08/20/56		$977,882
	Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$288,416	3.744	08/19/36		280,080
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	674,031	0.923	11/15/49		866,212
	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$473,325	2.019	01/25/46		407,491
	Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	51,076	1.785	11/20/34		48,296
	Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	615,117	0.957	03/20/56		792,900
	Tower Bridge Funding No. 1 PLC, Class A (3M GBP LIBOR + 1.000%)
	395,451	1.057	03/20/56		510,251

					4,136,011

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$13,238,214

Commercial Mortgage-Backed Securities – 0.5%
	BANK Series 2017-BNK4, Class C(b)
	$900,000	4.372%	05/15/50		$940,873
	BANK Series 2018-BK15, Class D(a)
	290,000	3.000	11/15/61		214,138
	Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(a)
	400,000	3.000	09/15/50		279,236
	JPMBD Commercial Mortgage Series 2017-C7, Class D(a)
	250,000	3.000	10/15/50		188,733
	Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(a)
	500,000	3.000	07/15/50		355,900
	Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(b)
	1,300,000	3.514	10/15/52		1,424,720

	TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$3,403,600

Federal Agencies – 23.4%
FHLMC – 0.0%
	$2,328	5.000%	01/01/33		$2,662
	214	5.000	06/01/33		245
	3,507	5.000	07/01/33		4,018
	4,592	5.000	08/01/33		5,261
	749	5.000	10/01/33		858
	2,509	5.000	11/01/33		2,874
	1,053	5.000	12/01/33		1,206
	3,396	5.000	02/01/34		3,896
	1,321	5.000	03/01/34		1,522
	2,598	5.000	04/01/34		2,993
	3,623	5.000	05/01/34		4,151
	55,035	5.000	06/01/34		63,093

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
	883	5.000	11/01/34		1,017
	14,453	5.000	04/01/35		16,559
	514	5.000	11/01/35		588
	7,280	5.000	02/01/37		8,368
	251	5.000	11/01/37		288
	18,243	5.000	01/01/40		20,942
	11,958	4.000	06/01/40		13,181
	103,873	4.000	02/01/41		114,622
	6,610	4.000	11/01/41		7,311

					275,655

GNMA – 16.5%
	394,451	4.000	11/20/44		432,418
	37,020	4.000	05/20/45		40,513
	911,054	4.000	07/20/45		994,190
	662,491	4.000	01/20/46		721,289
	323,695	4.500	02/20/48		352,351
	105,271	4.500	03/20/48		114,590
	399,089	4.500	04/20/48		433,172
	939,377	4.500	05/20/48		1,019,603
	1,284,585	4.500	08/20/48		1,389,475
	794,158	5.000	08/20/48		865,267
	4,755,053	4.500	09/20/48		5,143,317
	842,432	5.000	09/20/48		917,864
	953,490	5.000	10/20/48		1,036,780
	3,976,301	5.000	11/20/48		4,323,646
	2,022,913	5.000	12/20/48		2,198,357
	5,158,265	4.500	01/20/49		5,562,123
	2,939,962	5.000	01/20/49		3,194,941
	1,903,269	4.000	02/20/49		2,027,730
	1,833,197	4.000	03/20/49		1,950,928
	961,212	4.500	03/20/49		1,035,192
	2,164,786	5.000	03/20/49		2,352,535
	2,434,381	4.000	05/20/49		2,588,437
	1,137,734	4.500	05/20/49		1,223,878
	3,790,890	4.500	10/20/49		4,080,669
	923,002	4.500	12/20/49		990,624
	42,000,000	2.000	TBA-30yr	(j)	43,595,619
	25,000,000	2.500	TBA-30yr	(j)	26,231,130
	1,000,000	4.500	TBA-30yr	(j)	1,071,465

					115,888,103

UMBS – 3.5%
	285,243	5.000	06/01/23		311,783
	55,249	5.000	01/01/24		60,388
	49,235	5.000	01/01/25		53,816
	282,198	4.500	07/01/36		316,899
	27,916	4.500	12/01/36		31,349
	28,097	4.500	05/01/38		31,611
	19,880	4.500	05/01/39		22,303
	11,884	4.500	06/01/39		13,352
	7,549	4.500	08/01/39		8,557
	12,987	4.500	09/01/39		14,601
	16,245	4.500	10/01/39		18,264
	6,684	4.500	03/01/40		7,515
	99,276	4.500	04/01/40		111,466

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$8,324	4.500%	12/01/40	$9,346
95,939	4.500	01/01/41	107,719
27,802	4.500	04/01/41	31,220
48,285	4.500	06/01/41	54,222
39,492	4.500	07/01/41	44,348
55,921	4.500	08/01/41	62,569
197,386	4.500	09/01/41	221,658
139,158	4.500	10/01/41	156,270
125,138	4.500	11/01/41	140,525
69,086	4.500	12/01/41	77,581
87,634	4.500	01/01/42	98,411
8,839	4.500	03/01/42	10,160
32,318	4.500	04/01/42	36,405
81,583	3.000	12/01/42	89,371
198,374	3.000	01/01/43	217,316
257,574	3.000	04/01/43	282,487
520,133	4.500	06/01/45	579,165
2,581,604	4.500	11/01/47	2,864,262
5,940,285	4.000	01/01/48	6,512,305
670,895	4.500	09/01/48	749,383
484,468	5.000	11/01/48	546,390
948,259	5.000	09/01/49	1,042,225
6,575,524	5.000	10/01/49	7,204,909
2,157,841	5.000	12/01/49	2,369,364

			24,509,515

UMBS, 30 Year, Single Family(j) – 3.4%
5,000,000	2.000	TBA-30yr	5,160,263
13,000,000	3.000	TBA-30yr	13,620,700
1,000,000	5.000	TBA-30yr	1,095,550
1,000,000	4.000	TBA-30yr	1,066,289
3,000,000	4.500	TBA-30yr	3,245,390

			24,188,192

TOTAL FEDERAL AGENCIES			$164,861,465

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $179,272,490)			$181,503,279

Agency Debenture – 0.3%
FHLMC
$1,160,000	6.750%	03/15/31	$1,809,797
(Cost $1,439,244)

Shares	Dividend Rate	Value

Investment Company(k) – 8.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
60,264,017	0.027%	$60,264,017
(Cost $60,264,017)

TOTAL INVESTMENTS – 109.6%
(Cost $733,203,581)		$771,991,176

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.6)%		(67,439,107)

NET ASSETS – 100.0%		$704,552,069

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Actual maturity date is September 20, 2117.

(d)	Actual maturity date is June 30, 2120.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by a foreign government until maturity.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $95,086,406 which represents approximately 13.5% of the Fund’s net assets as of September 30, 2020.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
BP	—British Pound Offered Rate
CDO	—Collateralized Debt Obligation
CDOR	—Canadian Dollar Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
CPI	—Consumer Price Index
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMAC	—General Motors Acceptance Corporation
GNMA	—Government National Mortgage Association
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	645,527	USD	460,750	10/01/20	$1,610
	CAD	629,922	CHF	433,355	12/16/20	1,616
	CAD	2,519,797	USD	1,888,518	12/16/20	4,552
	CLP	1,539,136,962	USD	1,953,759	11/16/20	7,661
	CNH	55,745,670	USD	8,110,859	12/16/20	62,271
	COP	2,924,435,745	USD	761,015	10/05/20	2,942
	COP	2,085,285,269	USD	536,684	11/20/20	6,756
	EUR	389,885	CHF	418,789	12/16/20	2,163
	EUR	405,414	CZK	10,975,356	12/16/20	207
	EUR	409,549	PLN	1,857,385	12/16/20	412
	EUR	1,581,146	SEK	16,459,013	12/16/20	17,489
	EUR	1,976,701	USD	2,316,730	12/16/20	5,009
	GBP	1,733,653	EUR	1,886,718	12/16/20	22,123
	GBP	3,950,027	USD	5,069,182	12/16/20	30,370
	IDR	8,355,289,600	USD	559,556	11/06/20	766
	ILS	4,938,000	USD	1,437,771	12/16/20	5,417
	INR	446,562,688	USD	5,964,902	10/28/20	89,007

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	JPY	50,626,820	AUD	655,805	12/16/20	$10,741
	JPY	890,955,202	USD	8,447,924	10/09/20	773
	JPY	353,297,875	USD	3,331,239	12/16/20	22,344
	KRW	562,177,056	USD	479,444	11/02/20	2,691
	MXN	26,838,955	USD	1,186,728	12/16/20	16,336
	NZD	728,094	USD	477,651	12/16/20	3,985
	RUB	45,604,255	USD	577,754	11/17/20	6,708
	TRY	6,917,484	USD	886,652	10/16/20	5,873
	TWD	41,953,518	USD	1,442,890	11/09/20	14,377
	USD	4,348,619	AUD	5,969,452	12/16/20	72,090
	USD	3,338,726	CAD	4,393,446	12/16/20	38,025
	USD	2,765,810	CHF	2,504,831	12/16/20	39,744
	USD	1,447,165	CLP	1,122,763,147	11/16/20	16,357
	USD	1,394,355	CLP	1,080,077,915	12/17/20	17,452
	USD	1,885,639	CNH	12,853,768	12/16/20	1,090
	USD	473,246	COP	1,774,507,689	10/05/20	9,688
	USD	571,834	COP	2,160,846,132	11/20/20	8,703
	USD	77,007,220	EUR	65,404,172	11/09/20	260,743
	USD	2,330,350	EUR	1,966,831	12/16/20	20,202
	USD	5,586,691	GBP	4,259,904	12/16/20	87,082
	USD	585,870	IDR	8,633,379,727	11/05/20	6,821
	USD	479,296	ILS	1,635,261	12/16/20	1,371
	USD	8,492,160	JPY	893,549,654	10/09/20	18,861
	USD	962,018	MXN	21,325,207	12/16/20	6,109
	USD	355,667	NZD	524,525	12/16/20	8,692
	USD	958,277	PLN	3,674,282	12/16/20	7,505
	USD	4,288,225	RUB	324,608,553	11/17/20	128,055
	USD	1,542,123	SGD	2,092,415	12/07/20	9,141
	USD	6,643,064	THB	209,339,553	12/16/20	37,282
	USD	910,028	TRY	6,917,484	10/16/20	17,502
	USD	823,696	TRY	6,301,064	10/19/20	11,467
	USD	1,194,591	TRY	8,991,736	10/23/20	36,970
	USD	435,411	TRY	3,293,450	11/10/20	13,569
	USD	1,346,007	ZAR	22,623,564	12/17/20	7,968
	ZAR	36,427,304	USD	2,122,735	12/17/20	31,708

TOTAL						$1,258,396

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	655,648	CAD	630,307	12/16/20	$(3,828)
	AUD	7,066,290	USD	5,147,551	12/16/20	(85,245)
	CAD	4,494,777	USD	3,420,156	12/16/20	(43,328)
	CHF	1,263,602	EUR	1,173,858	12/16/20	(3,551)
	CHF	2,119,866	USD	2,328,567	12/16/20	(21,467)
	CNH	16,127,701	USD	2,370,424	12/16/20	(5,868)
	COP	5,965,566,587	USD	1,625,721	10/05/20	(67,324)
	CZK	10,776,213	USD	478,482	12/16/20	(11,146)
	EUR	647,938	GBP	593,765	12/16/20	(5,523)
	EUR	405,414	HUF	148,624,607	12/16/20	(2,610)

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	EUR	1,011,894	NOK	11,223,592	12/16/20	$(15,020)
	EUR	409,696	SEK	4,356,257	12/16/20	(5,696)
	EUR	1,987,315	USD	2,360,204	11/09/20	(28,252)
	EUR	5,293,100	USD	6,263,600	12/16/20	(46,571)
	GBP	1,200,583	USD	1,555,843	12/16/20	(5,870)
	ILS	3,272,763	USD	956,990	12/16/20	(486)
	JPY	201,230,388	EUR	1,638,206	12/16/20	(14,036)
	JPY	94,143,796	USD	894,113	12/16/20	(478)
	KRW	557,136,505	USD	479,433	11/02/20	(1,621)
	MXN	41,253,932	USD	1,903,633	12/16/20	(54,414)
	NOK	55,007,835	USD	6,129,580	12/16/20	(230,902)
	NZD	720,600	EUR	406,200	12/16/20	(425)
	NZD	618,174	USD	413,582	12/16/20	(4,657)
	PLN	1,692,003	EUR	379,711	12/16/20	(8,162)
	PLN	1,684,670	USD	450,102	12/16/20	(14,170)
	RUB	178,458,099	USD	2,380,314	11/17/20	(93,203)
	SEK	12,518,898	EUR	1,203,524	12/16/20	(14,344)
	SEK	18,426,303	USD	2,094,623	12/16/20	(35,084)
	TRY	6,051,513	USD	832,899	10/23/20	(53,811)
	TWD	27,569,217	USD	957,610	10/26/20	(1,893)
	TWD	27,245,376	USD	958,000	11/09/20	(11,625)
	USD	1,408,739	AUD	1,998,602	12/16/20	(23,065)
	USD	11,090,360	CAD	15,111,192	10/05/20	(258,396)
	USD	669,619	CAD	896,151	12/16/20	(3,640)
	USD	607,352	CLP	477,426,346	11/16/20	(1,062)
	USD	24,322,445	CNH	167,180,696	11/23/20	(226,802)
	USD	2,388,955	CNH	16,391,010	12/16/20	(14,206)
	USD	1,848,225	COP	7,115,494,643	10/05/20	(10,570)
	USD	478,866	CZK	11,061,132	12/16/20	(827)
	USD	479,805	EUR	410,358	12/16/20	(2,182)
	USD	2,352,853	GBP	1,838,923	12/16/20	(21,228)
	USD	15,225,679	GBP	11,820,188	01/13/21	(38,168)
	USD	1,423,876	IDR	21,328,803,338	11/06/20	(6,474)
	USD	686,220	ILS	2,364,014	12/09/20	(4,571)
	USD	1,428,965	ILS	4,926,570	12/16/20	(10,883)
	USD	3,761,635	INR	283,796,544	10/28/20	(85,707)
	USD	86,713,259	JPY	9,276,497,708	10/09/20	(1,253,354)
	USD	4,753,800	JPY	502,271,288	12/16/20	(13,874)
	USD	8,413,068	KRW	9,952,398,251	11/02/20	(122,326)
	USD	2,379,383	NOK	22,423,338	12/16/20	(25,148)
	USD	483,709	NZD	739,566	12/16/20	(5,516)
	USD	1,121,296	RUB	88,665,784	11/17/20	(15,041)
	USD	868,463	TRY	6,917,484	12/16/20	(6,768)
	USD	4,635,582	TWD	134,406,723	11/09/20	(33,068)
	USD	957,818	ZAR	16,403,678	12/17/20	(12,353)
	ZAR	7,912,857	USD	479,102	12/17/20	(11,107)

TOTAL						$(3,096,946)

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA	4.000%	TBA-30yr	10/21/20	$(4,000,000)	$(4,250,212)
UMBS, 30 Year, Single Family	2.000	TBA-30yr		(5,000,000)	(5,170,810)

TOTAL (Proceeds Receivable: $9,420,703)					$(9,421,022)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3 Year Government Bonds	44	12/15/20	$3,696,909	$10,077
Australian 10 Year Government Bonds	31	12/15/20	3,317,080	38,432
Canada 10 Year Government Bonds	64	12/18/20	7,296,639	(3,310)
Euro Buxl 30 Year Bonds	5	12/08/20	1,305,406	21,213
French 10 Year Government Bonds	64	12/08/20	12,647,450	76,715
Italian 10 Year Government Bonds	30	12/08/20	5,190,904	67,203
Japan 10 Year Government Bonds	9	12/14/20	12,980,515	17,034
Short Euro-BTP	51	12/08/20	6,772,973	19,345
2 Year German Euro-Schatz	265	12/08/20	34,888,412	13,553
10 Year German Euro-Bund	88	12/08/20	13,946,243	13,364
10 Year German Euro-Bund	72	12/08/20	14,732,347	63,454
10 Year U.K. Long Gilt	81	12/29/20	14,225,984	(9,538)
10 Year U.S. Treasury Notes	167	12/21/20	23,301,719	(5,642)
20 Year U.S. Treasury Bonds	166	12/21/20	29,262,687	43,906

Total				$365,806
Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	12/21/20	(221,812)	(227)
Ultra 10 Year U.S. Treasury Notes	(235)	12/21/20	(37,581,641)	(88,044)
2 Year U.S. Treasury Notes	(84)	12/31/20	(18,560,719)	(5,179)
5 Year U.S. Treasury Notes	(429)	12/31/20	(54,067,406)	(44,431)

Total				$(137,881)

TOTAL FUTURES CONTRACTS				$227,925

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

3M KLIBOR	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$130,641

(a)	Payments made quarterly.
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	6M WIBOR(b)	12/16/21	PLN	33,570	(c)	$(8,008)	$(1,676)	$(6,332)
Mexico Interbank TIIE 28 Days(d)	4.500%(d)	12/14/22	MXN	39,810	(c)	(1,061)	826	(1,887)
6M EURIBOR(e)	0.000(e)	12/16/22	EUR	7,590	(c)	(2,545)	(10,241)	7,696
6M CDOR(e)	1.250(e)	12/16/23	CAD	72,760	(c)	1,017,979	1,006,325	11,654
0.750(e)	3M LIBOR(a)	12/16/23		$59,720	(c)	(898,016)	(903,678)	5,662
1M BID Average(a)	4.930(a)	01/02/24	BRL	13,460	(c)	(25,068)	1,922	(26,990)
6M CDOR(e)	0.840(e)	06/24/24	CAD	50,320	(c)	48,402	24,510	23,892
1M LIBOR + 0.100%(b)	3M LIBOR(b)	07/25/24		$28,200		17,227	452	16,775
6M CDOR(e)	0.810(e)	09/30/24	CAD	28,780		2,572	2,587	(15)
1M BID Average(d)	6.260(d)	01/02/25	BRL	1,775		5,100	(12,232)	17,332
6M EURO(e)	0.080(f)	01/15/25	EUR	4,960		134,529	24,632	109,897
0.080(f)	6M EURO(e)	01/15/25		4,960		4,183	(206)	4,389
6M AUDOR(e)	0.553(e)	05/16/25	AUD	45,750	(c)	195,254	(28,048)	223,302
(0.307)(f)	6M EURO(e)	05/18/25	EUR	33,710	(c)	(125,834)	30,973	(156,807)
6M CNY(b)	2.500(b)	06/17/25	CNY	54,170		(53,712)	123,367	(177,079)
Mexico IB TIIE 28 Days(d)	5.100(d)	12/10/25	MXN	4,010	(c)	(364)	2	(366)
6M LIBOR(e)	0.000(f)	12/16/25	CHF	3,750	(c)	17,206	10,781	6,425
3M STIBOR(b)	0.000(f)	12/16/25	SEK	155,670	(c)	(66,628)	(58,453)	(8,175)
3M NIBOR(e)	0.750(f)	12/16/25	NOK	265,260	(c)	169,991	111,129	58,862
6M WIBOR(e)	0.750(f)	12/16/25	PLN	6,750	(c)	18,858	(1,427)	20,285
3M LIBOR(b)	1.000(e)	12/16/25		$1,730	(c)	54,488	55,634	(1,146)
(0.250)(f)	6M EURO(e)	12/16/25	EUR	42,810	(c)	(429,136)	(434,260)	5,124
0.500(e)	6M GBP(e)	12/16/25	GBP	4,390	(c)	(82,154)	(80,651)	(1,503)
6M AUDOR(e)	0.960(e)	04/21/27	AUD	5,860	(c)	50,388	1,072	49,316
6M LIBOR(e)	0.000(f)	12/16/27	CHF	17,030	(c)	(33,213)	(67,102)	33,889
(0.250)(d)	6M EURO(e)	12/16/27	EUR	11,610	(c)	(92,203)	(69,813)	(22,390)
6M CDOR(e)	2.750(e)	06/21/28	CAD	8,010	(c)	474,391	(52,196)	526,587
1.500(f)	6M EURO(e)	06/21/28	EUR	5,050	(c)	(534,137)	(59,157)	(474,980)
6M AUDOR(e)	0.920(e)	09/04/28	AUD	17,970	(c)	43,001	3,937	39,064
1.750(e)	3M NZDOR(b)	03/19/30	NZD	7,060	(c)	(211,314)	(202,806)	(8,508)
6M EURO(e)	0.050(f)	05/21/30	EUR	8,860	(c)	66,029	(37,589)	103,618
3M LIBOR(b)	0.980(e)	05/21/30		$9,850	(c)	(27,097)	(14,475)	(12,622)
3M LIBOR(b)	1.750(e)	06/18/30		15,390	(c)	526,892	533,951	(7,059)
0.250(f)	6M EURO(e)	06/18/30	EUR	10,980	(c)	(210,762)	(466,628)	255,866
1.140(e)	6M CDOR(e)	06/24/30	CAD	10,390	(c)	8,750	(11,692)	20,442
0.000(f)	6M EURO(e)	09/08/30	EUR	12,420	(c)	(32,684)	(20,729)	(11,955)
3M KWCDC(b)	1.000(b)	09/16/30	KRW	2,402,600		3,159	(3,711)	6,870
6M LIBOR(e)	0.000(f)	12/16/30	CHF	12,540	(c)	113,198	68,821	44,377
6M AUDOR(e)	1.000(e)	12/16/30	AUD	6,630	(c)	86,643	64,751	21,892
1.000(e)	3M LIBOR(e)	12/16/30		$2,660	(c)	(68,067)	(68,067)	—
(0.250)(f)	6M EURO(e)	12/16/30	EUR	14,960	(c)	62,179	52,536	9,643
0.750(e)	6M GBP(e)	12/16/30	GBP	1,460	(c)	(65,499)	(61,125)	(4,374)
1.160(e)	3M LIBOR(a)	05/21/35		$10,630	(c)	127,086	17,904	109,182
0.000(f)	6M EURO(e)	12/16/35	EUR	770	(c)	(5,348)	1,190	(6,538)
1.364(e)	6M AUDOR(e)	04/21/40	AUD	1,700	(c)	28,190	(731)	28,921
0.260(f)	6M EURO(e)	05/21/40	EUR	4,210	(c)	8,872	(32,292)	41,164
3M LIBOR(b)	1.750(e)	06/19/40		$3,630	(c)	102,897	141,967	(39,070)
0.750(f)	6M EURO(e)	06/19/40	EUR	3,840	(c)	(220,465)	(268,100)	47,635
6M GBP(e)	0.750(e)	12/16/40	GBP	1,070	(c)	50,562	42,304	8,258
0.250(f)	6M EURO(e)	12/16/40	EUR	540	(c)	(28,819)	(21,954)	(6,865)
0.855(e)	3M LIBOR(b)	04/09/45		$2,520	(c)	48,902	91	48,811

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M LIBOR(b)	0.845%(e)	04/10/50		$2,520	(c)	$(40,842)	$91	$(40,933)
6M CDOR(e)	1.750(e)	06/17/50	CAD	890		49,124	25,083	24,041
3M LIBOR(b)	1.750(e)	06/20/50		$2,470	(c)	88,398	108,449	(20,051)
0.500%(f)	6M EURO(e)	06/20/50	EUR	3,380	(c)	(236,032)	(269,841)	33,809
6M GBP(e)	0.750(e)	12/16/50	GBP	1,120	(c)	76,614	61,183	15,431
0.250(f)	6M EURO(e)	12/16/50	EUR	740	(c)	(70,114)	(53,640)	(16,474)

TOTAL						$131,942	$(796,050)	$927,992

(a)	Payments made at termination.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(d)	Payments made monthly.
(e)	Payments made semi-annually.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Credit Spread at September 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%(b)	0.120%	Barclays Bank PLC	12/20/21	$460	$(5,140)	$(447)	$(4,693)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.101	Citibank NA	12/20/20	13,280	(30,891)	4,411	(35,302)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.101	Deutsche Bank AG (London)	06/20/21	100	(686)	(3)	(683)
Protection Sold:
Markit CMBX Series 11	3.000(c)	7.210	Morgan Stanley & Co. International PLC	11/18/54	1,800	(396,187)	(397,087)	900

TOTAL						$(432,904)	$(393,126)	$(39,778)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.
(c)	Payments made monthly.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.IG Index 28	1.000%	0.829%	06/20/22		$22,525	$73,177	$280,349	$(207,172)
CDX.NA.IG Index 34	1.000	0.689	06/20/23		18,450	160,122	201,501	(41,379)
CDX.NA.IG Index 34	1.000	0.848	06/20/25		14,100	101,864	143,364	(41,500)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.664	06/20/24		1,130	14,450	4,015	10,435
Republic of Chile, 3.875%, 08/05/20	1.000	0.518	12/20/24		1,000	20,623	21,372	(749)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.118	06/20/24		2,950	(11,907)	(8,128)	(3,779)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.832	06/20/24		110	716	(186)	902
Republic of Peru, 8.750%, 11/21/33	1.000	0.548	06/20/24		20	343	365	(22)
Russian Federation, 7.500%, 03/31/30	1.000	1.058	12/20/24		1,580	(3,347)	7,941	(11,288)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	1.829	06/20/24	EUR	1,200	(42,079)	18,656	(60,735)
United Mexican States, 4.150%, 03/28/27	1.000	1.120	06/20/24		$320	(1,318)	(3,525)	2,207

TOTAL						$312,644	$665,724	$(353,080)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	21,000,000	$21,000,000	$223,016	$252,000	$(28,984)
Written option contracts
Calls
1M IRS	Citibank NA	0.700	10/19/2020	(3,970,000)	(3,970,000)	(12,751)	(20,495)	7,744
3M IRS	Citibank NA	0.150	12/01/2020	(1,730,000)	(1,730,000)	(22,212)	(17,825)	(4,387)
3M IRS	Citibank NA	0.150	12/02/2020	(1,170,000)	(1,170,000)	(15,109)	(13,305)	(1,804)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,700,000)	(4,700,000)	(32,828)	(49,327)	16,499
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,500,000)	(3,500,000)	(29,918)	(38,675)	8,757
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(9,900,000)	(9,900,000)	(1)	(89,595)	89,594
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(3,970,000)	(3,970,000)	(15,229)	(20,445)	5,216
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(3,970,000)	(3,970,000)	(16,721)	(19,651)	2,930
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(4,700,000)	(4,700,000)	(38,809)	(47,470)	8,661
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(4,800,000)	(4,800,000)	(1,843)	(53,848)	52,005
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(21,000,000)	(21,000,000)	(82,102)	(95,865)	13,763
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(21,000,000)	(21,000,000)	(138,203)	(168,000)	29,797
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(3,320,000)	(3,320,000)	(13,406)	(17,529)	4,123
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(3,320,000)	(3,320,000)	(11,274)	(16,601)	5,327
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(3,970,000)	(3,970,000)	(9,892)	(24,614)	14,722
3M IRS	MS & Co. Int. PLC	0.200	12/02/2020	(4,820,000)	(4,820,000)	(44,046)	(43,866)	(180)

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTERINTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
3M IRS	MS & Co. Int. PLC	0.200%	12/03/2020	(3,600,000)	$(3,600,000)	$(33,071)	$(36,282)	$3,211
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(4,930,000)	(4,930,000)	(40,464)	(44,566)	4,102
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(1,960,000)	(1,960,000)	(921)	(22,182)	21,261
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(7,950,000)	(7,950,000)	(26,225)	(82,377)	56,152
1M IRS	UBS AG (London)	0.191	10/05/2020	(3,320,000)	(3,320,000)	(16,171)	(18,551)	2,380
1M IRS	UBS AG (London)	0.234	10/28/2020	(3,320,000)	(3,320,000)	(12,560)	(15,982)	3,422
2M IRS	UBS AG (London)	0.150	11/30/2020	(5,520,000)	(5,520,000)	(70,463)	(55,828)	(14,635)

				(130,440,000)	$(130,440,000)	$(684,219)	$(1,012,879)	$328,660
Puts
1M IRS	Citibank NA	0.700	10/19/2020	(3,970,000)	(3,970,000)	(19,375)	(20,495)	1,120
3M IRS	Citibank NA	0.100	12/01/2020	(1,730,000)	(1,730,000)	(1,267)	(4,946)	3,679
3M IRS	Citibank NA	0.100	12/02/2020	(1,170,000)	(1,170,000)	(890)	(2,633)	1,743
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,700,000)	(4,700,000)	(24,770)	(49,327)	24,557
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,500,000)	(3,500,000)	(11,684)	(38,675)	26,991
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(3,970,000)	(3,970,000)	(22,645)	(20,445)	(2,200)
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(3,970,000)	(3,970,000)	(23,101)	(19,651)	(3,450)
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(4,700,000)	(4,700,000)	(21,387)	(47,470)	26,083
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(3,320,000)	(3,320,000)	(7,020)	(17,529)	10,509
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(3,320,000)	(3,320,000)	(13,036)	(16,601)	3,565
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(3,970,000)	(3,970,000)	(16,816)	(24,614)	7,798
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(4,930,000)	(4,930,000)	(14,925)	(15,476)	551
1M IRS	UBS AG (London)	0.191	10/05/2020	(3,320,000)	(3,320,000)	(1,091)	(18,551)	17,460
1M IRS	UBS AG (London)	0.234	10/28/2020	(3,320,000)	(3,320,000)	(16,477)	(15,982)	(495)
2M IRS	UBS AG (London)	0.100	11/30/2020	(5,520,000)	(5,520,000)	(3,887)	(17,734)	13,847
				(55,410,000)	$(55,410,000)	$(198,371)	$(330,129)	$131,758

Total written option contracts				(185,850,000)	$(185,850,000)	$(882,590)	$(1,343,008)	$460,418

TOTAL				(164,850,000)	$(164,850,000)	$(659,574)	$(1,091,008)	$431,434

Abbreviations:
1M IRS	—1 Month Interest Rate Swaptions
2M IRS	—2 Month Interest Rate Swaptions
4M IRS	—4 Month Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
1Y IRS	—1 Year Interest Rate Swaptions
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 2.0%
Chemicals(b) – 0.1%
Starfruit Finco B.V. (1M LIBOR + 3.000%)
$69,637	3.151%		10/01/25	$67,325

Commercial Services(b) – 0.2%
Trico Group LLC (2M LIBOR + 7.500%)
129,188	8.500		02/02/24	127,088

Computers(b) – 0.1%
Redstone Buyer LLC (3M LIBOR + 5.000%)
75,000	6.000		09/01/27	74,625

Diversified Manufacturing – 0.2%
AI Aqua Merger Sub, Inc.(b)
(1M LIBOR + 3.250%)
19,897	4.250		12/13/23	19,399
(6M LIBOR + 3.250%)
29,847	4.322		12/13/23	28,951
Camelot U.S. Acquisition 1 Co.(c)
75,000	0.000		10/30/26	74,594

				122,944

Entertainment – 0.3%
AMC Entertainment Holdings, Inc.(b)(c) (3M LIBOR + 3.000%)
189,519	0.000		04/22/26	120,997
Playtika Holding Corp.(b)(6M LIBOR + 6.000%)
62,563	7.000		12/10/24	62,539

				183,536

Healthcare Providers & Services(b) – 0.3%
Conservice Midco LLC (3M LIBOR + 4.250%)
200,000	4.470		05/13/27	197,500
Envision Healthcare Corp. (1M LIBOR + 3.750%)
49,621	3.897		10/10/25	35,683

				233,183

Pipelines(b) – 0.1%
Centurion Pipeline Co. LLC (1M LIBOR + 4.250%)
90,000	4.145		09/28/25	87,750

Technology – Software/Services(b) – 0.6%
AppLovin Corp. (1M LIBOR + 4.000%)
24,875	4.147		08/15/25	24,440
Cardtronics USA, Inc. (1M LIBOR + 4.000%)
24,938	5.000		06/29/27	24,813
Epicor Software Corp.
(1M LIBOR + 4.250%)
125,000	5.250		07/30/27	124,705
(1M LIBOR + 7.750%)
50,000	8.750		07/31/28	51,250
GlobalLogic Holdings, Inc. (1M LIBOR + 3.750%)
100,000	4.500		08/13/27	99,000
Mitchell International, Inc.
150,000	4.750		11/29/24	146,907

				471,115

Telecommunication Services(b) – 0.1%
Hoya Midco LLC(6M LIBOR + 3.500%)
114,906	4.500		06/30/24	98,245

Bank Loans(a) – (continued)
Telecommunication Services(b) – (continued)
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
5,227	6.500		07/13/22	5,309

				103,554

TOTAL BANK LOANS
(Cost $1,467,500)				$1,471,120

Corporate Obligations – 78.0%
Advertising(d)(e) – 0.2%
Terrier Media Buyer, Inc.
$127,000	8.875%		12/15/27	$127,636

Aerospace & Defense – 1.2%
Bombardier, Inc.(d)(e)
85,000	7.500		12/01/24	64,600
Howmet Aerospace, Inc.
11,000	6.875	(d)	05/01/25	12,153
220,000	5.950		02/01/37	235,752
The Boeing Co.(d)
90,000	5.150		05/01/30	101,603
90,000	5.805		05/01/50	108,562
TransDigm, Inc.(d)
180,000	6.500		05/15/25	178,875
13,000	6.250	(e)	03/15/26	13,585
70,000	6.375		06/15/26	70,000
130,000	5.500		11/15/27	124,800

				909,930

Agriculture – 0.3%
MHP Lux SA
200,000	6.950		04/03/26	200,875

Airlines(d)(e) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
58,000	6.500		06/20/27	60,320

Automotive – 2.2%
Adient US LLC(d)(e)
113,000	7.000		05/15/26	120,627
Clarios Global LP/Clarios US Finance Co.(d)(e)
60,000	6.250		05/15/26	63,000
Dana, Inc.(d)
55,000	5.625		06/15/28	56,856
Dealer Tire LLC/DT Issuer LLC(d)(e)
129,000	8.000		02/01/28	130,935
Ford Motor Co.
100,000	9.000	(d)	04/22/25	114,570
130,000	4.750		01/15/43	117,650
Ford Motor Credit Co. LLC(d)
275,000	5.125		06/16/25	283,598
General Motors Co.
25,000	5.400		10/02/23	27,553
General Motors Financial Co., Inc.(d)
50,000	3.250		01/05/23	51,679
75,000	5.650		01/17/29	87,527

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
	Harley-Davidson Financial Services, Inc.(d)(e)
	$88,000	3.350%		06/08/25	$91,942
	Meritor, Inc.(d)(e)
	91,000	6.250		06/01/25	95,323
	Nissan Motor Co. Ltd.(e)
	200,000	3.043		09/15/23	202,700
	The Goodyear Tire & Rubber Co.(d)
	153,000	5.125		11/15/23	152,617

					1,596,577

Banks – 13.9%
	Banco de Bogota SA
	700,000	6.250		05/12/26	758,625
	Banco do Brasil SA(b)(d) (10 Year CMT + 4.398%)
	400,000	6.250		04/15/49	374,500
	Banco Mercantil del Norte SA(b)(d) (10 Year CMT + 5.353%)
	400,000	7.625		01/10/49	396,760
	Bank of America Corp.
	125,000	4.200		08/26/24	139,128
	175,000	3.248	(d)	10/21/27	193,462
	275,000	4.183	(d)	11/25/27	315,241
	(3M USD LIBOR + 1.310%)
	100,000	4.271	(b)(d)	07/23/29	117,315
	(3M USD LIBOR + 1.190%)
	125,000	2.884	(b)(d)	10/22/30	134,364
	(SOFR + 2.150%)
	100,000	2.592	(b)(d)	04/29/31	105,795
	(SOFR + 1.530%)
	200,000	1.898	(b)(d)	07/23/31	199,536
	Barclays PLC(b)(d) (3M USD LIBOR + 2.452%)
	225,000	2.852		05/07/26	233,638
	BBVA Bancomer SA(b)(d) (5 Year CMT + 2.650%)
	200,000	5.125		01/18/33	191,875
	BNP Paribas SA(e)
	200,000	3.375		01/09/25	216,694
	CIT Group, Inc.(b)(d) (SOFR + 3.827%)
	573,000	3.929		06/19/24	574,432
	Citigroup, Inc.
	125,000	3.400		05/01/26	139,008
	125,000	4.300		11/20/26	142,859
	200,000	4.125		07/25/28	229,622
	(SOFR + 1.422%)
	100,000	2.976	(b)(d)	11/05/30	107,833
	(SOFR + 3.914%)
	75,000	4.412	(b)(d)	03/31/31	89,852
	Credit Bank of Moscow Via CBOM Finance PLC(e)
	200,000	4.700		01/29/25	201,562
	Credit Suisse Group AG(b)(d)(e) (5 Year CMT + 4.889%)
	200,000	5.250		02/11/49	200,000
	Credit Suisse Group Funding Guernsey Ltd.
	250,000	4.550		04/17/26	291,305
	Deutsche Bank AG(b)(d) (SOFR + 2.159%)
	150,000	2.222		09/18/24	150,973
	First Horizon National Corp.(d)
	25,000	4.000		05/26/25	27,182

Corporate Obligations – (continued)
Banks – (continued)
	HSBC Holdings PLC(b)(d) (SOFR + 1.538%)
	200,000	1.645		04/18/26	199,190
	Huntington Bancshares, Inc.(d)
	50,000	2.625		08/06/24	53,240
	ING Groep NV(b)(d)(e) (1 Year CMT + 1.100%)
	200,000	1.400		07/01/26	202,040
	Itau Unibanco Holding SA(b)(d) (5 Year CMT + 3.981%)
	200,000	6.125		12/12/49	192,756
	JPMorgan Chase & Co.(d)
	(SOFR + 1.160%)
	200,000	2.301	(b)	10/15/25	210,364
	(3M USD LIBOR + 1.245%)
	50,000	3.960	(b)	01/29/27	56,970
	500,000	3.625		12/01/27	557,820
	(3M USD LIBOR + 0.945%)
	225,000	3.509	(b)	01/23/29	253,276
	(SOFR + 3.125%)
	150,000	4.600	(b)	02/01/49	145,749
	(3M USD LIBOR + 3.800%)
	40,000	4.051	(b)	08/01/49	39,496
	Morgan Stanley, Inc.
	(SOFR + 1.152%)
	175,000	2.720	(b)(d)	07/22/25	185,943
	125,000	3.950		04/23/27	141,298
	(3M USD LIBOR + 1.628%)
	100,000	4.431	(b)(d)	01/23/30	119,311
	(SOFR + 1.143%)
	375,000	2.699	(b)(d)	01/22/31	400,327
	OTP Bank Nyrt(b)(d) (-1X5M EURIBOR ICE Swap + 3.200%)
EUR	200,000	2.875		07/15/29	229,287
	Royal Bank of Scotland Group PLC(b)(d)
	(3M USD LIBOR + 1.550%)
	$250,000	4.519		06/25/24	269,580
	(3M USD LIBOR + 1.762%)
	225,000	4.269		03/22/25	244,528
	Truist Financial Corp.(b)(d) (10 Year CMT + 4.349%)
	316,000	5.100		03/01/49	340,793
	Turkiye Vakiflar Bankasi TAO
	210,000	6.000		11/01/22	201,403
	UniCredit SpA(b)(d)(e) (5 Year CMT + 4.750%)
	200,000	5.459		06/30/35	203,052
	Wells Fargo & Co.
	25,000	3.000		10/23/26	27,289
	125,000	4.300		07/22/27	143,070
	125,000	4.150	(d)	01/24/29	146,822
	Yapi ve Kredi Bankasi A/S(b)(d)(e) (5 Year USD Swap + 11.245%)
	200,000	13.875		01/15/49	210,000

					10,305,165

Beverages(d) – 1.4%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	175,000	3.650		02/01/26	195,967
	150,000	4.700		02/01/36	180,738
	Anheuser-Busch InBev Worldwide, Inc.
	125,000	4.750		01/23/29	152,046
	150,000	4.600		04/15/48	180,242

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(d) – (continued)
	Constellation Brands, Inc.
	$175,000	3.700%	12/06/26	$199,944
	100,000	3.150	08/01/29	109,369
	Keurig Dr Pepper, Inc.
	26,000	3.200	05/01/30	29,122

				1,047,428

Biotechnology(d)(e) – 0.1%
	Royalty Pharma PLC
	50,000	1.200	09/02/25	49,845

Building Materials(d)(e) – 1.5%
	Builders FirstSource, Inc.
	95,000	5.000	03/01/30	98,325
	Carrier Global Corp.
	100,000	2.722	02/15/30	104,427
	Cornerstone Building Brands, Inc.
	297,000	6.125	01/15/29	299,599
	JELD-WEN, Inc.
	200,000	4.875	12/15/27	204,000
	Standard Industries, Inc.
	344,000	4.375	07/15/30	352,827
	Summit Materials LLC/Summit Materials Finance Corp.
	57,000	5.250	01/15/29	59,351

				1,118,529

Chemicals(d) – 2.7%
	Avient Corp.(e)
	122,000	5.750	05/15/25	129,320
	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(e)
	150,000	4.750	06/15/27	154,125
	Element Solutions, Inc.(e)
	52,000	3.875	09/01/28	50,960
	Hexion, Inc.(e)
	160,000	7.875	07/15/27	160,200
	Kraton Polymers LLC/Kraton Polymers Capital Corp.(e)
	50,000	7.000	04/15/25	51,000
	Minerals Technologies, Inc.(e)
	129,000	5.000	07/01/28	132,547
	Nutrition & Biosciences, Inc.(e)
	175,000	1.832	10/15/27	175,728
	175,000	2.300	11/01/30	175,861
	OCI NV(e)
	200,000	5.250	11/01/24	205,500
	Sasol Financing USA LLC
	200,000	6.500	09/27/28	187,500
	The Sherwin-Williams Co.
	125,000	3.125	06/01/24	135,150
	175,000	2.950	08/15/29	192,439
	WR Grace & Co-Conn(e)
	240,000	4.875	06/15/27	247,800

				1,998,130

Commercial Services – 2.6%
	CoStar Group, Inc.(d)(e)
	75,000	2.800	07/15/30	77,460

Corporate Obligations – (continued)
Commercial Services – (continued)
	DP World PLC
	200,000	5.625	09/25/48	227,875
	Global Payments, Inc.(d)
	75,000	3.200	08/15/29	81,836
	IHS Markit Ltd.(d)
	50,000	3.625	05/01/24	54,090
	75,000	4.250	05/01/29	86,812
	Jaguar Holding Co. II/PPD Development LP(d)(e)
	50,000	4.625	06/15/25	51,500
	124,000	5.000	06/15/28	129,270
	Mersin Uluslararasi Liman Isletmeciligi A/S(d)
	400,000	5.375	11/15/24	404,375
	MPH Acquisition Holdings LLC(d)(e)
	129,000	7.125	06/01/24	132,547
	PayPal Holdings, Inc.(d)
	200,000	2.650	10/01/26	218,058
	Prime Security Services Borrower LLC/Prime Finance, Inc.(d)(e)
	85,000	3.375	08/31/27	81,494
	Quanta Services, Inc.(d)
	61,000	2.900	10/01/30	62,288
	Refinitiv US Holdings, Inc.(d)(e)
	90,000	8.250	11/15/26	98,662
	Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	200,000	6.000	07/30/26	238,467

				1,944,734

Computers(d) – 1.6%
	Amdocs Ltd.
	$75,000	2.538	06/15/30	77,747
	Booz Allen Hamilton, Inc.(e)
	148,000	3.875	09/01/28	152,070
	Dell International LLC/EMC Corp.(e)
	240,000	4.000	07/15/24	259,325
	250,000	6.020	06/15/26	294,025
	Hewlett Packard Enterprise Co.
	225,000	4.900	10/15/25	257,940
	100,000	1.750	04/01/26	100,640
	25,000	6.350	10/15/45	31,652

				1,173,399

Distribution & Wholesale(d)(e)(f) – 0.2%
	Core & Main Holdings LP (PIK 9.375%, Cash 8.625%)
	147,000	8.625	09/15/24	148,103

Diversified Financial Services(d) – 3.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	150,000	4.875	01/16/24	154,782
	175,000	6.500	07/15/25	188,660
	AG Issuer LLC(e)
	228,000	6.250	03/01/28	226,860
	Air Lease Corp.
	220,000	3.750	06/01/26	223,579
	Ally Financial, Inc.
	50,000	1.450	10/02/23	49,907
	American Express Co.(b) (3M USD LIBOR + 3.285%)
	25,000	3.535	09/15/49	22,594

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(d) – (continued)
Avolon Holdings Funding Ltd.(e)
$60,000	3.950%		07/01/24	$57,350
100,000	2.875		02/15/25	91,579
Global Aircraft Leasing Co. Ltd.(e)(f) (PIK 7.250%, Cash 6.500%)
88,081	6.500		09/15/24	46,683
Nationstar Mortgage Holdings, Inc.(e)
295,000	5.500		08/15/28	295,000
Navient Corp.
315,000	5.000		03/15/27	295,312
NFP Corp.(e)
662,000	6.875		08/15/28	668,620
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(e)
299,000	3.875		03/01/31	295,451

				2,616,377

Electrical(d) – 1.2%
American Electric Power Co., Inc.
25,000	2.300		03/01/30	25,771
FirstEnergy Corp.
75,000	2.650		03/01/30	76,072
Pacific Gas & Electric Co.
25,000	2.100		08/01/27	24,221
50,000	2.500		02/01/31	47,365
25,000	3.300		08/01/40	22,910
50,000	3.500		08/01/50	44,953
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(e)
105,000	4.500		08/15/28	108,937
Pike Corp.(e)
240,000	5.500		09/01/28	240,300
Sempra Energy
50,000	3.400		02/01/28	55,089
The Southern Co.
120,000	3.250		07/01/26	133,802
Vistra Operations Co. LLC(e)
50,000	3.550		07/15/24	53,000
60,000	4.300		07/15/29	65,401

				897,821

Electrical Components & Equipment(d)(e) – 0.6%
Energizer Holdings, Inc.
153,000	6.375		07/15/26	163,710
250,000	4.750		06/15/28	258,750

				422,460

Electronics(d)(e) – 0.2%
Sensata Technologies, Inc.
114,000	3.750		02/15/31	112,860

Engineering & Construction(d) – 1.1%
IHS Netherlands Holdco B.V.
200,000	7.125		03/18/25	203,937
200,000	8.000		09/18/27	204,906
KBR, Inc.(e)
71,000	4.750		09/30/28	71,444
Mexico City Airport Trust
400,000	5.500		10/31/46	321,625

				801,912

Corporate Obligations – (continued)
Entertainment(e) – 1.5%
Lions Gate Capital Holdings LLC(d)
130,000	5.875		11/01/24	127,400
Live Nation Entertainment, Inc.
150,000	2.000		02/15/25	138,421
50,000	6.500	(d)	05/15/27	53,813
Motion Bondco DAC(d)
400,000	6.625		11/15/27	345,000
SeaWorld Parks & Entertainment, Inc.(d)
210,000	9.500		08/01/25	216,825
Six Flags Entertainment Corp.(d)
260,000	5.500		04/15/27	245,700

				1,127,159

Environmental(d)(e) – 0.3%
GFL Environmental, Inc.
117,000	7.000		06/01/26	123,289
Waste Pro USA, Inc.
119,000	5.500		02/15/26	120,487

				243,776

Food & Drug Retailing – 1.3%
BRF SA(d)
200,000	4.875		01/24/30	204,917
Kraft Heinz Foods Co.
115,000	5.000	(d)	07/15/35	132,404
330,000	6.875		01/26/39	440,061
101,000	5.500	(d)(e)	06/01/50	115,341
Post Holdings, Inc.(d)(e)
22,000	4.625		04/15/30	22,633
Sysco Corp.(d)
25,000	6.600		04/01/50	35,028

				950,384

Food Service(d)(e) – 0.0%
Aramark Services, Inc.
16,000	6.375		05/01/25	16,640

Gaming(d) – 0.5%
Boyd Gaming Corp.
281,000	4.750		12/01/27	274,326
Station Casinos LLC(e)
128,000	4.500		02/15/28	118,400

				392,726

Gas(d) – 0.1%
NiSource, Inc.
50,000	3.490		05/15/27	55,759

Healthcare Providers & Services – 1.6%
Acadia Healthcare Co, Inc.(d)(e)
410,000	5.000		04/15/29	413,587
CHS/Community Health Systems, Inc.(d)(e)
40,000	8.000		03/15/26	39,300
DaVita, Inc.(d)(e)
215,000	3.750		02/15/31	207,206
DENTSPLY SIRONA, Inc.(d)
50,000	3.250		06/01/30	54,332

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DH Europe Finance II S.a.r.l.(d)
$50,000	2.600%		11/15/29	$54,315
HCA, Inc.
50,000	5.375		02/01/25	54,750
Stryker Corp.(d)
50,000	1.950		06/15/30	50,958
Tenet Healthcare Corp.
131,000	6.750		06/15/23	137,877
96,000	6.125	(d)(e)	10/01/28	93,360
Thermo Fisher Scientific, Inc.(d)
50,000	4.497		03/25/30	61,696
Zimmer Biomet Holdings, Inc.(d)
50,000	3.550		03/20/30	55,910

				1,223,291

Home Builders(d) – 0.3%
Mattamy Group Corp.(e)
42,000	4.625		03/01/30	42,473
Taylor Morrison Communities, Inc.(e)
63,000	5.125		08/01/30	67,410
TRI Pointe Group, Inc.
86,000	5.700		06/15/28	94,170

				204,053

Household Products(d)(e) – 0.4%
Kronos Acquisition Holdings, Inc.
269,000	9.000		08/15/23	273,035

Housewares(d) – 0.1%
Newell Brands, Inc.
38,000	4.700		04/01/26	40,470

Insurance(d) – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(e)
60,000	8.125		02/15/24	62,550
60,000	10.125		08/01/26	66,300
American International Group, Inc.
50,000	3.900		04/01/26	56,899
100,000	4.200		04/01/28	116,062
75,000	3.400		06/30/30	82,979
Arch Capital Finance LLC
55,000	4.011		12/15/26	63,782
Equitable Holdings, Inc.
60,000	4.350		04/20/28	68,263
HUB International Ltd.(e)
60,000	7.000		05/01/26	62,175
NMI Holdings, Inc.(e)
106,000	7.375		06/01/25	112,890

				691,900

Internet(d) – 1.9%
ANGI Group LLC(e)
85,000	3.875		08/15/28	84,150
Booking Holdings, Inc.
90,000	4.100		04/13/25	101,370
72,000	4.625		04/13/30	86,226

Corporate Obligations – (continued)
Internet(d) – (continued)
Expedia Group, Inc.(e)
30,000	6.250		05/01/25	33,034
67,000	4.625		08/01/27	70,284
Match Group Holdings II LLC(e)
3,000	4.125		08/01/30	3,030
Prosus NV
400,000	3.680		01/21/30	430,160
Twitter, Inc.(e)
60,000	3.875		12/15/27	62,625
Uber Technologies, Inc.(e)
275,000	7.500		11/01/23	285,656
155,000	7.500		05/15/25	164,300
110,000	6.250		01/15/28	113,025

				1,433,860

Iron/Steel(d) – 0.7%
Cleveland-Cliffs, Inc.
155,000	4.875	(e)	01/15/24	153,062
126,000	5.750		03/01/25	116,865
Metinvest B.V.
200,000	8.500		04/23/26	200,500
Steel Dynamics, Inc.
10,000	2.400		06/15/25	10,469
Vale Overseas Ltd.
60,000	3.750		07/08/30	61,635

				542,531

Leisure Time(d)(e) – 0.4%
Sabre GLBL, Inc.
251,000	9.250		04/15/25	276,100

Lodging(d) – 1.3%
Fortune Star BVI Ltd.
400,000	6.750		07/02/23	412,500
Hilton Domestic Operating Co., Inc.
150,000	4.875		01/15/30	154,500
Marriott International, Inc.
45,000	4.625		06/15/30	48,195
Marriott Ownership Resorts, Inc.
254,000	4.750		01/15/28	239,395
Wyndham Destinations, Inc.(e)
28,000	6.625		07/31/26	29,295
90,000	4.625		03/01/30	86,400

				970,285

Machinery-Diversified(d) – 0.4%
Husky III Holding Ltd.(e)(f)
30,000	13.000		02/15/25	30,562
Otis Worldwide Corp.
100,000	2.565		02/15/30	107,375
Titan Acquisition Ltd./Titan Co-Borrower LLC(e)
171,000	7.750		04/15/26	170,145

				308,082

Media – 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
975,000	4.908		07/23/25	1,125,540

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Comcast Corp.(d)
	$100,000	4.150%		10/15/28	$120,313
	125,000	4.250		10/15/30	153,454
	DISH DBS Corp.
	253,000	7.750		07/01/26	277,035
	180,000	7.375		07/01/28	185,400
	Entercom Media Corp.(d)(e)
	269,000	6.500		05/01/27	235,375
	GCI LLC(d)(e)
	295,000	4.750		10/15/28	299,425
	Gray Television, Inc.(d)(e)
	180,000	7.000		05/15/27	194,850
	iHeartCommunications, Inc.(d)
	55,000	8.375		05/01/27	54,175
	Radiate Holdco LLC/Radiate Finance, Inc.(d)(e)
	223,000	6.500		09/15/28	228,575
	Scripps Escrow, Inc.(d)(e)
	115,000	5.875		07/15/27	111,550
	TEGNA, Inc.(d)(e)
	50,000	4.625		03/15/28	48,750
	Virgin Media Finance PLC(d)(e)
EUR	400,000	3.750		07/15/30	447,876
	Virgin Media Vendor Financing Notes III DAC(d)(e)
GBP	100,000	4.875		07/15/28	129,944
	Ziggo Bond Co. B.V.(d)(e)
EUR	100,000	3.375		02/28/30	111,371

					3,723,633

Mining(d) – 1.2%
	Arconic Corp.(e)
	$52,000	6.125		02/15/28	53,300
	Constellium SE(e)
	250,000	5.625		06/15/28	255,000
	Freeport-McMoRan, Inc.
	200,000	5.400		11/14/34	222,000
	Glencore Funding LLC(e)
	125,000	4.125		03/12/24	135,223
	Hudbay Minerals, Inc.(e)
	105,000	6.125		04/01/29	103,425
	Novelis Corp.(e)
	100,000	4.750		01/30/30	97,750
	Teck Resources Ltd.(e)
	25,000	3.900		07/15/30	26,156

					892,854

Miscellaneous Manufacturing – 0.5%
	General Electric Co.
	50,000	3.375		03/11/24	53,853
	250,000	3.625	(d)	05/01/30	258,860
	50,000	5.875		01/14/38	58,272

					370,985

Office(d)(e) – 0.1%
	Xerox Holdings Corp.
	55,000	5.000		08/15/25	54,381

Corporate Obligations – (continued)
Oil Field Services – 2.6%
	Antero Resources Corp.(d)
	220,000	5.125		12/01/22	180,400
	BP Capital Markets PLC(d)
	150,000	3.279		09/19/27	166,537
	Cenovus Energy, Inc.
	80,000	5.375	(d)	07/15/25	77,242
	85,000	6.750		11/15/39	85,218
	Devon Energy Corp.(d)
	55,000	5.850		12/15/25	61,575
	25,000	5.600		07/15/41	25,252
	DNO ASA(d)(e)
	100,000	8.750		05/31/23	92,000
	EQT Corp.(d)
	215,000	7.875		02/01/25	238,392
	Laredo Petroleum, Inc.(d)
	40,000	9.500		01/15/25	23,600
	Leviathan Bond Ltd.(d)(e)
	170,000	5.750		06/30/23	175,100
	Marathon Petroleum Corp.(d)
	50,000	3.800		04/01/28	54,210
	Nabors Industries, Inc.(d)
	60,000	5.750		02/01/25	20,250
	Occidental Petroleum Corp.(d)
	55,000	2.700		02/15/23	50,325
	95,000	8.000		07/15/25	95,000
	200,000	5.550		03/15/26	181,250
	100,000	6.625		09/01/30	92,125
	SEPLAT Petroleum Development Co. PLC(d)
	200,000	9.250		04/01/23	199,875
	Suncor Energy, Inc.(d)
	25,000	3.100		05/15/25	26,890
	Transocean, Inc.(d)(e)
	40,000	8.000		02/01/27	11,200
	USA Compression Partners LP/USA Compression Finance Corp.(d)
	83,000	6.875		04/01/26	81,962
	Valero Energy Corp.
	25,000	2.700		04/15/23	25,906

					1,964,309

Packaging(e) – 0.9%
	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(d)
	228,000	6.000		09/15/28	231,135
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)
	88,000	4.000		10/15/27	88,550
	Sealed Air Corp.
	113,000	6.875		07/15/33	144,640
	Trivium Packaging Finance B.V.(d)
	200,000	8.500		08/15/27	212,750

					677,075

Pharmaceuticals(d) – 2.7%
	AbbVie, Inc.(e)
	175,000	3.200		11/21/29	192,545
	150,000	4.250		11/21/49	177,243

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
AdaptHealth LLC(e)
$65,000	6.125%		08/01/28	$67,275
Bausch Health Cos., Inc.(e)
175,000	9.000		12/15/25	190,312
35,000	5.000		01/30/28	34,038
Becton Dickinson & Co.
175,000	3.700		06/06/27	198,387
25,000	2.823		05/20/30	26,963
75,000	4.685		12/15/44	91,961
Bristol-Myers Squibb Co.
150,000	3.900		02/20/28	177,387
Cigna Corp.
300,000	2.400		03/15/30	310,917
CVS Health Corp.
125,000	3.375		08/12/24	136,163
100,000	3.875		07/20/25	112,707
Herbalife Nutrition Ltd./HLF Financing, Inc.(e)
107,000	7.875		09/01/25	114,624
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(e)
152,000	7.250		08/15/26	154,470
Zoetis, Inc.
50,000	2.000		05/15/30	51,628

				2,036,620

Pipelines(d) – 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
60,000	5.375		09/15/24	51,000
DCP Midstream Operating LP
115,000	5.625		07/15/27	117,013
Energy Transfer Operating LP
60,000	4.050		03/15/25	63,029
175,000	5.250		04/15/29	188,202
EnLink Midstream Partners LP
40,000	4.400		04/01/24	36,000
Genesis Energy LP/Genesis Energy Finance Corp.
176,000	7.750		02/01/28	151,360
Global Partners LP/GLP Finance Corp.(e)
145,000	6.875		01/15/29	146,087
MPLX LP
135,000	4.000		03/15/28	146,866
75,000	2.650		08/15/30	73,167
NuStar Logistics LP
145,000	6.000		06/01/26	145,725
185,000	6.375		10/01/30	191,475
ONEOK, Inc.
50,000	6.350		01/15/31	58,071
Plains All American Pipeline LP/PAA Finance Corp.
60,000	3.850		10/15/23	62,761
150,000	3.800		09/15/30	145,618
Sabine Pass Liquefaction LLC
265,000	5.625		04/15/23	290,231
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e)
60,000	4.750		10/01/23	56,850
150,000	5.500		09/15/24	141,000

Corporate Obligations – (continued)
Pipelines(d) – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
95,000	5.375		02/01/27	95,475
160,000	4.875	(e)	02/01/31	154,400
The Williams Cos., Inc.
60,000	4.550		06/24/24	66,462
Western Midstream Operating LP
50,000	4.100		02/01/25	47,584

				2,428,376

Real Estate(d)(e) – 0.5%
Realogy Group LLC/Realogy Co-Issuer Corp.
90,000	4.875		06/01/23	89,325
31,000	7.625		06/15/25	32,318
140,000	9.375		04/01/27	144,900
The Howard Hughes Corp.
83,000	5.375		08/01/28	82,377

				348,920

Real Estate Investment Trust(d) – 1.3%
Agree LP
25,000	2.900		10/01/30	25,756
Alexandria Real Estate Equities, Inc.
115,000	3.800		04/15/26	131,612
American Campus Communities Operating Partnership LP
75,000	3.875		01/30/31	81,748
American Tower Corp.
125,000	3.375		05/15/24	135,371
Crown Castle International Corp.
50,000	3.300		07/01/30	54,759
Duke Realty LP
25,000	1.750		07/01/30	24,947
Regency Centers LP
60,000	2.950		09/15/29	62,069
Service Properties Trust
89,000	7.500		09/15/25	94,660
144,000	4.750		10/01/26	128,315
36,000	4.950		10/01/29	30,770
Spirit Realty LP
60,000	4.000		07/15/29	62,345
VEREIT Operating Partnership LP
55,000	4.875		06/01/26	61,308
25,000	3.400		01/15/28	26,072
WP Carey, Inc.
60,000	3.850		07/15/29	64,650

				984,382

Retailing – 3.4%
1011778 BC ULC/New Red Finance, Inc.(d)(e)
441,000	4.000		10/15/30	444,308
AutoNation, Inc.(d)
50,000	4.750		06/01/30	58,922
Beacon Roofing Supply, Inc.(d)(e)
205,000	4.875		11/01/25	199,875
Burlington Coat Factory Warehouse Corp.(d)(e)
92,000	6.250		04/15/25	96,830

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
	Burlington Stores, Inc.(e)
	$79,000	2.250%		04/15/25	$93,949
	Carvana Co.(d)(e)
	215,000	5.875		10/01/28	212,313
	Dollar Tree, Inc.(d)
	75,000	4.000		05/15/25	84,521
	eG Global Finance PLC(d)
EUR	250,000	4.375		02/07/25	276,985
	Group 1 Automotive, Inc.(d)(e)
	$70,000	4.000		08/15/28	68,775
	IRB Holding Corp.(d)(e)
	29,000	7.000		06/15/25	30,921
	343,000	6.750		02/15/26	343,000
	Ken Garff Automotive LLC(d)(e)
	190,000	4.875		09/15/28	186,913
	L Brands, Inc.(d)(e)
	88,000	6.875		07/01/25	94,490
	Specialty Building Products Holdings LLC/SBP Finance Corp.(d)(e)
	215,000	6.375		09/30/26	218,225
	Yum! Brands, Inc.(d)(e)
	2,000	7.750		04/01/25	2,210
	88,000	4.750		01/15/30	95,040

					2,507,277

Semiconductors(d) – 2.6%
	Amkor Technology, Inc.(e)
	145,000	6.625		09/15/27	155,875
	AMS AG(e)
EUR	200,000	6.000		07/31/25	246,993
	$203,000	7.000		07/31/25	213,901
	Broadcom Corp./Broadcom Cayman Finance Ltd.
	185,000	3.625		01/15/24	198,601
	300,000	3.500		01/15/28	324,534
	Broadcom, Inc.
	375,000	3.459		09/15/26	410,674
	Lam Research Corp.
	75,000	1.900		06/15/30	77,669
	NXP B.V./NXP Funding LLC/NXP USA, Inc.(e)
	90,000	3.875		06/18/26	100,832
	100,000	3.400		05/01/30	109,400
	Qorvo, Inc.
	100,000	4.375		10/15/29	106,250

					1,944,729

Software(d) – 0.9%
	Black Knight InfoServ LLC(e)
	100,000	3.625		09/01/28	100,000
	BY Crown Parent LLC/BY Bond Finance, Inc.(e)
	25,000	4.250		01/31/26	25,406
	Castle US Holding Corp.(e)
	127,000	9.500		02/15/28	120,650
	Fiserv, Inc.
	115,000	3.200		07/01/26	127,753
	Intuit, Inc.
	25,000	1.350		07/15/27	25,360
	25,000	1.650		07/15/30	25,439

Corporate Obligations – (continued)
Software(d) – (continued)
	ServiceNow, Inc.
	125,000	1.400		09/01/30	121,715
	Solera LLC/Solera Finance, Inc.(e)
	90,000	10.500		03/01/24	93,825

					640,148

Telecommunication Services – 6.1%
	Altice France SA(d)(e)
EUR	100,000	2.125		02/15/25	110,503
	AT&T, Inc.(d)
	$125,000	4.125		02/17/26	143,120
	50,000	4.250		03/01/27	57,883
	300,000	2.300		06/01/27	314,781
	75,000	1.650		02/01/28	75,038
	100,000	4.900		08/15/37	121,045
	Avaya, Inc.(d)(e)
	440,000	6.125		09/15/28	448,624
	CommScope, Inc.(d)(e)
	85,000	7.125		07/01/28	87,125
	Intelsat Jackson Holdings SA(d)(g)
	180,000	5.500		08/01/23	110,700
	MTN Mauritius Investments Ltd.
	400,000	6.500		10/13/26	443,250
	PPF Telecom Group B.V.(d)
EUR	400,000	2.125		01/31/25	456,594
	Sprint Capital Corp.
	$125,000	8.750		03/15/32	183,750
	T-Mobile USA, Inc.(d)(e)
	25,000	1.500		02/15/26	25,096
	150,000	3.750		04/15/27	167,904
	150,000	2.050		02/15/28	153,484
	125,000	3.875		04/15/30	142,280
	125,000	2.550		02/15/31	128,767
	48,000	4.500		04/15/50	57,283
	Telecom Italia SpA(d)
EUR	175,000	2.875		01/28/26	211,453
	Telesat Canada/Telesat LLC(d)(e)
	$95,000	6.500		10/15/27	95,713
	Verizon Communications, Inc.
	50,000	3.376		02/15/25	55,713
	275,000	4.329		09/21/28	333,740
	275,000	3.150	(d)	03/22/30	310,335
	Vmed O2 UK Financing I PLC(d)(e)
	292,000	4.250		01/31/31	296,380

					4,503,561

Toys/Games/Hobbies(d)(e) – 0.1%
	Mattel, Inc.
	38,000	5.875		12/15/27	40,850

Transportation – 0.5%
	MV24 Capital B.V.
	390,056	6.748		06/01/34	393,164
	XPO Logistics, Inc.(d)(e)
	3,000	6.250		05/01/25	3,195

					396,359

	TOTAL CORPORATE OBLIGATIONS
	(Cost $57,460,576)				$57,823,611

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 16.8%
Collateralized Mortgage Obligations – 1.3%
Interest Only(h) – 1.3%
	FHLMC REMIC Series 4991, Class IE
	$1,077,616	5.000%		07/25/50	$135,629
	FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
	661,892	5.948		07/25/50	122,647
	FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
	313,950	6.002		11/25/47	56,824
	FNMA REMIC Series 2020-45, Class AI
	458,699	4.000		07/25/50	56,654
	FNMA REMIC Series 2020-60, Class KI
	498,686	2.000		09/25/50	42,568
	GNMA REMIC Series 2015-112, Class SB(b) (-1x 1M USD LIBOR + 5.740%)
	811,039	5.584		08/20/45	134,394
	GNMA REMIC Series 2018-124, Class SN(b) (1M USD LIBOR + 6.200%)
	315,622	6.044		09/20/48	57,817
	GNMA REMIC Series 2019-52, Class SK(b) (-1X 1M USD LIBOR + 6.050%)
	353,605	5.894		04/20/49	44,512
	GNMA REMIC Series 2020-61, Class GI
	592,661	5.000		05/20/50	61,153
	GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
	635,498	6.284		07/20/43	124,477
	GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
	669,533	5.994		06/20/50	106,591

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$943,266

Federal Agencies(i) – 15.5%
GNMA – 12.6%
	$7,000,000	2.000%		TBA-30yr	$7,267,596
	1,000,000	2.500		TBA-30yr	1,050,070
	1,000,000	4.500		TBA-30yr	1,071,465

					9,389,131

UMBS, 30 Year, Single Family – 2.9%
	1,000,000	2.000		TBA - 30yr	1,032,053
	1,000,000	5.000		TBA - 30yr	1,095,550

					2,127,603

	TOTAL FEDERAL AGENCIES				$11,516,734

	TOTAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $12,422,446)				$12,460,000

Foreign Debt Obligations – 9.7%
Sovereign – 9.7%
	Abu Dhabi Government International Bond(e)
	$200,000	3.875%		04/16/50	$243,625
	Arab Republic Of Egypt
EUR	200,000	4.750		04/16/26	222,546

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Dominican Republic
	$640,000	5.500		01/27/25	680,000
	Finance Department Government of Sharjah(e)
	200,000	4.000		07/28/50	204,000
	Jamaica Government International Bond
	200,000	7.875		07/28/45	253,062
	Kingdom of Bahrain(e)
	200,000	7.375		05/14/30	219,437
	Mexico Government International Bond
	540,000	4.500		04/22/29	605,306
	Perusahaan Penerbit SBSN Indonesia III
	350,000	4.150		03/29/27	393,859
	Republic of Angola(e)
	200,000	8.250		05/09/28	158,625
	Republic of Argentina(d)
	13,920	1.000		07/09/29	6,313
	455,900	0.125	(j)	07/09/30	189,199
	Republic of Belarus Ministry of Finance(e)
	200,000	5.875		02/24/26	185,700
	Republic of Colombia(d)
	200,000	4.500		03/15/29	224,062
	200,000	4.125		05/15/51	208,500
	Republic of Ecuador(e)
	34,036	0.000	(k)	07/31/30	15,827
	120,000	0.500	(j)	07/31/30	81,300
	198,120	0.500	(j)	07/31/35	110,452
	46,400	0.500	(j)	07/31/40	23,316
	Republic of Egypt(e)
	200,000	8.875		05/29/50	198,250
	Republic of Egypt
EUR	180,000	4.750		04/11/25	205,105
	Republic of Lebanon(g)
	$10,000	6.200		02/26/25	1,513
	10,000	6.750		11/29/27	1,500
	20,000	6.850		05/25/29	2,950
	110,000	6.650		02/26/30	15,950
	10,000	8.250		05/17/34	1,425
	Republic Of Nigeria
	400,000	7.625		11/21/25	416,375
	Republic of Paraguay
	200,000	4.700		03/27/27	226,750
	200,000	4.950	(d)	04/28/31	231,000
	Republic of Romania
EUR	90,000	2.875		03/11/29	114,688
	Republic of South Africa
	$300,000	4.665		01/17/24	306,656
	Republic Of Turkey
	200,000	7.250		12/23/23	205,500
	200,000	6.125		10/24/28	190,063
	200,000	7.625		04/26/29	206,250
	Russian Federation Bond
	200,000	4.750		05/27/26	229,000

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government Bond
$190,000	7.750%	09/01/23	$193,040
200,000	7.750	09/01/24	200,750
200,000	7.750	09/01/26	199,187

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $7,212,729)			$7,171,081

Shares	Dividend Rate	Value

Investment Company(l) – 2.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,953,273	0.027%	$1,953,273
(Cost $1,953,273)

TOTAL INVESTMENTS – 109.1%
(Cost $80,516,524)		$80,879,085

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.1)%		(6,756,337)

NET ASSETS – 100.0%		$74,122,748

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $11,516,734 which represents approximately 15.5% of the Fund’s net assets as of September 30, 2020.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
BP	—British Pound Offered Rate
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
WR	—Withdrawn Rating

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS – At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA, due 07/13/22	$5,227	$5,309	$82

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Currency Purchased		Currency Sold
Counterparty					Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	3,959,118	EUR	3,361,277	11/09/20	$14,934

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	EUR	874,171	USD	1,034,608	11/09/20	(8,840)
	USD	128,811	GBP	100,000	01/13/21	(323)

TOTAL						$(9,163)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	5	12/21/20	$1,109,063	$312
2 Year U.S. Treasury Notes	8	12/31/20	1,767,687	561
10 Year U.S. Treasury Notes	28	12/21/20	3,906,875	399
20 Year U.S. Treasury Bonds	11	12/21/20	1,939,094	4,423

Total				$5,695
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(18)	12/21/20	(2,878,594)	887
5 Year U.S. Treasury Notes	(24)	12/31/20	(3,024,750)	(203)
10 Year German Euro-Bund	(1)	12/08/20	(204,616)	(1,069)

Total				$(385)

TOTAL FUTURES CONTRACTS				$5,310

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
(0.250)%(b)	6M EURO(c)	12/16/24	EUR	250	$(2,354)	$(2,240)	$(114)
(0.250)(b)	6M EURO(c)	12/16/25		500	(5,012)	(4,627)	(385)
(0.250)(b)	6M EURO(c)	12/16/30		400	1,662	3,586	(1,924)
6M EURO(c)	0.250%(b)	12/16/40		40	2,135	1,644	491
0.250(b)	6M EURO(c)	12/16/50		20	(1,895)	(1,450)	(445)

TOTAL					$(5,464)	$(3,087)	$(2,377)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.HY Index 34	5.000%	3.803	06/20/25	$46	$2,365	$(1,723)	$4,088
CDX.NA.IG Index 28	1.000	0.829	06/20/22	625	2,030	7,426	(5,396)
CDX.NA.IG Index 33	1.000	0.811	12/20/24	2,900	23,530	55,836	(32,306)
CDX.NA.IG Index 34	1.000	0.848	06/20/25	4,925	35,713	65,861	(30,148)
CDX.NA.IG Index 34	1.000	0.689	06/20/23	675	5,846	7,854	(2,008)

TOTAL					$69,484	$135,254	$(65,770)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – 34.9%
Bank Loans(a) – 23.9%
Advertising(b) – 0.4%
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 4.250%)
$471,438	4.397%	12/17/26	$459,147

Aerospace & Defense(b) – 1.0%
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
1,119,305	2.397	12/09/25	1,056,344

Automotive – 1.7%
Adient US LLC (B+/Ba3)(b) (1M LIBOR + 4.250%)
537,340	4.397	05/06/24	530,511
GT Polaris, Inc. (NR/NR)(c)
100,000	0.000	08/04/27	99,156
Navistar International Corp. (BB-/Ba2)(b) (1M LIBOR + 3.500%)
1,224,551	3.660	11/06/24	1,212,306

			1,841,973

Chemicals(b) – 0.9%
Consolidated Energy Finance SA (BB-/Ba3) (1M LIBOR + 2.500%)
297,957	2.656	05/07/25	270,769
Illuminate Buyer LLC (B+/B1) (1 Week LIBOR + 4.000%)
525,000	4.147	06/16/27	520,080
INEOS Enterprises Holdings US Finco LLC (BB/B1) (3M LIBOR + 3.500%)
169,223	4.500	08/28/26	167,814

			958,663

Commercial Services – 1.7%
Camelot U.S. Acquisition 1 Co. (NR/B2)(c)
100,000	0.000	10/30/26	99,458
Garda World Security Corp. (B/B1)(b) (1M LIBOR + 4.750%)
382,008	4.900	10/30/26	379,048
Milano Acquisition Corp. (NR/NR)(c)
300,000	0.000	08/13/27	296,250
Prime Security Services Borrower LLC (BB-/Ba3)(b) (1M LIBOR + 3.250%)
515,211	4.250	09/23/26	509,967
Sabert Corp. (B/B2)(b) (1M LIBOR + 4.500%)
270,640	5.500	12/10/26	265,679
Trico Group LLC (B/B3)(b) (2M LIBOR + 7.500%)
327,938	8.500	02/02/24	322,608

			1,873,010

Consumer Cyclical Services(b) – 1.2%
AI Aqua Merger Sub, Inc. (B/B2)(d)
(3M LIBOR + 4.250%)
416,790	5.342	12/13/23	410,538
(1M LIBOR + 3.250%)
133,194	4.250	12/13/23	129,865
Allied Universal Holding Co. LLC (B-/B3) (1M LIBOR + 4.250%)
549,845	4.397	07/10/26	543,170
The Hertz Corp. (NR/WR) (1M LIBOR + 2.750%)
270,276	3.500	06/30/23	257,986

			1,341,559

Diversified Manufacturing(b) – 0.6%
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
678,687	6.500	08/01/24	642,038

Secured Debt Obligations – (continued)
Energy-Oil & Gas Services & Equipment(b) – 0.5%
Apergy Corp. (BBB-/Ba2) (3M LIBOR + 5.000%)
543,125	6.000	05/28/27	539,730

Entertainment(b)(d) – 0.5%
Allen Media LLC (BB-/Ba3) (3M LIBOR + 5.500%)
387,989	5.720	02/10/27	375,499
AMC Entertainment Holdings, Inc. (CCC/Caa2) (3M LIBOR + 3.000%)
198,990	3.220	04/22/26	127,043

			502,542

Environmental(b) – 0.3%
Core & Main LP (B/B2) (1M LIBOR + 2.750%)
288,038	3.750	08/01/24	281,647

Food(c) – 0.1%
Shearer’s Foods, Inc. (NR/NR)
100,000	0.000	09/23/27	99,188

Gaming(b) – 1.0%
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
1,105,990	2.897	12/23/24	1,033,460

Health Care(b) – 0.2%
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.500%)
255,022	4.750	02/11/26	250,559

Health Care – Services(b) – 0.7%
Kindred Healthcare LLC (B+/B3) (1M LIBOR + 5.000%)
759,500	5.188	07/02/25	744,310

Insurance(b) – 1.1%
HUB International Ltd. (B/B2) (3M LIBOR + 3.000%)
1,178,895	3.264	04/25/25	1,137,858

Media – Cable – 0.8%
CSC Holdings LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
305,059	2.402	07/17/25	294,598
Vertical Midco GmbH (NR/NR)(c)
550,000	0.000	07/30/27	544,797

			839,395

Media – Non Cable(b) – 2.4%
Cumulus Media New Holdings, Inc. (B/B2) (3M LIBOR + 3.750%)
51,107	4.750	03/31/26	48,552
Entercom Media Corp. (BB-/Ba3) (1M LIBOR + 2.500%)
321,259	2.645	11/18/24	301,581
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
159,948	3.147	05/01/26	151,426
(1M LIBOR + 4.000%)
324,188	4.750	05/01/26	311,489
Lions Gate Capital Holdings LLC (B+/Ba2) (1M LIBOR + 2.250%)
767,839	2.397	03/24/25	739,045
Nexstar Broadcasting, Inc. (BB/Ba3) (1M LIBOR + 2.750%)
1,035,497	2.905	09/18/26	1,011,338

			2,563,431

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging – 2.6%
BWAY Holding Co. (B/B3)(b) (3M LIBOR + 3.250%)
$1,353,015	3.523%	04/03/24	$1,267,612
Flex Acquisition Co., Inc. (B/B2)(b) (3M LIBOR + 3.000%)
545,425	4.000	12/29/23	532,471
Reynolds Group Holdings Inc. (B+/B1)(c)
150,000	0.000	02/03/26	147,150
Reynolds Group Holdings, Inc. (B+/B1)(b) (3M LIBOR + 1.750%)
394,508	2.897	02/05/23	389,233
Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.000%)
512,701	4.000	10/17/24	499,243

			2,835,709

Pharmaceuticals(b) – 0.3%
Valeant Pharmaceuticals International, Inc. (BB/Ba2) (1M LIBOR + 3.000%)
313,336	3.151	06/02/25	306,744

Pipelines(b)(d) – 0.2%
Centurion Pipeline Co. LLC (BB+/B1) (1M LIBOR + 4.250%)
170,000	4.145	09/28/25	165,750

Publishing(c) – 0.1%
Nielsen Finance LLC (NR/NR)
74,813	0.000	06/04/25	74,663

Real Estate Investment Trust(b) – 0.2%
Redstone Buyer LLC (B/B1) (3M LIBOR + 5.000%)
200,000	6.000	09/01/27	199,000

Semiconductors(c) – 0.1%
Allegro Microsystems, Inc. (NR/NR)
100,000	0.000	09/24/27	99,250

Software(b) – 0.1%
Banff Merger Sub, Inc. (B-/B2) (1M LIBOR + 4.250%)
149,241	4.397	10/02/25	144,526

Technology(b) – 0.2%
Datto, Inc. (B/B2) (1M LIBOR + 4.250%)
239,183	4.397	04/02/26	238,585

Technolgy- Software(b) – 3.3%
Cardtronics USA, Inc. (BB+/Ba2) (1M LIBOR + 4.000%)
99,750	5.000	06/29/27	99,251
Castle US Holding Corp. (B-/B2) (3M LIBOR + 3.750%)
298,750	3.970	01/29/27	286,534
CommScope, Inc. (B/Ba3) (1M LIBOR + 3.250%)
867,230	3.397	04/06/26	843,538
DCert Buyer, Inc. (B-/B2) (1M LIBOR + 4.000%)
595,010	4.147	10/16/26	586,644
Epicor Software Corp. (B-/B2) (1M LIBOR + 4.250%)
550,000	5.250	07/30/27	548,702
GlobalLogic Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
175,000	4.500	08/13/27	173,250
Mitchell International, Inc. (B-/B2) (1M LIBOR + 4.250%)
450,000	4.750	11/29/24	440,721
The Ultimate Software Group, Inc. (B/B1) (3M LIBOR + 4.000%)
75,000	4.750	05/04/26	74,729
VS Buyer LLC (B-/B1) (1M LIBOR + 3.250%)
547,250	3.397	02/28/27	536,759

			3,590,128

Secured Debt Obligations – (continued)
Telecommunications(b) – 1.3%
MH Sub I LLC (B/B2) (1M LIBOR + 3.750%)
$89,775	4.750%	09/13/24	$88,569
Perforce Software, Inc. (B-/B2) (1M LIBOR + 3.750%)
737,844	3.897	07/01/26	723,087
PUG LLC (B-/B3) (1M LIBOR + 3.500%)
678,870	3.647	02/12/27	596,272

			1,407,928

Telecommunications-Wirelines(b) – 0.4%
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.250%)
251,844	2.397	03/15/27	241,546
Zayo Group Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
248,750	3.147	03/09/27	241,066

			482,612

TOTAL BANK LOANS			$25,709,749

Other Secured Debt Obligations(e) – 11.0%
Aerospace & Defense(f) – 0.1%
Spirit AeroSystems, Inc. (B/B1)
$61,000	7.500%	04/15/25	$61,763

Airlines(f) – 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)
206,000	6.500	06/20/27	214,240

Commercial Services(f) – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B-/B3)
297,000	6.625	07/15/26	315,562
APX Group, Inc. (B-/B3)
233,000	6.750	02/15/27	240,573

			556,135

Entertainment(f) – 0.2%
AMC Entertainment Holdings, Inc. (B-/Caa2)
254,000	10.500	04/15/25	189,230

Environmental(f) – 0.0%
GFL Environmental, Inc. (BB-/Ba3)
40,000	5.125	12/15/26	41,600

Food(f) – 0.1%
US Foods, Inc. (BB-/B3)
131,000	6.250	04/15/25	138,696

Health Care – Services – 1.7%
LifePoint Health, Inc. (B/B1)(f)
300,000	6.750	04/15/25	315,750
Tenet Healthcare Corp. (NR/B1)(f)
156,000	4.625	09/01/24	156,780
Tenet Healthcare Corp. (BB-/B1)
557,000	4.625	07/15/24	559,785
350,000	7.500 (f)	04/01/25	378,000
454,000	4.875 (f)	01/01/26	460,810

			1,871,125

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Internet(f) – 0.3%
Cablevision Lightpath LLC (B+/B1)
$272,000	3.875%	09/15/27	$272,000

Leisure Time(f) – 0.4%
Carnival Corp. (BB+/B1)
192,000	10.500	02/01/26	212,640
180,000	9.875	08/01/27	190,350

			402,990

Media(f) – 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)
525,000	5.375	08/15/26	371,437
UPC Holding B.V. (B/B3)
200,000	5.500	01/15/28	206,500
Vertical US New Co., Inc. (B/B1)
200,000	5.250	07/15/27	207,750

			785,687

Metals & Mining(f) – 1.3%
Cleveland-Cliffs, Inc. (B/Ba3)
185,000	4.875	01/15/24	182,687
319,000	9.875	10/17/25	356,084
500,000	6.750	03/15/26	508,750
Mauser Packaging Solutions Holding Co. (B/B3)
345,000	5.500	04/15/24	345,000

			1,392,521

Oil, Gas & Consumable Fuels(f) – 0.7%
Transocean Sentry Ltd. (CCC+/Caa1)
1,127,000	5.375	05/15/23	766,360

Packaging(f) – 0.7%
LABL Escrow Issuer LLC (B/B2)
504,000	6.750	07/15/26	529,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)
186,000	4.000	10/15/27	187,163

			716,363

Pharmaceuticals(f) – 0.1%
Bausch Health Cos., Inc. (BB/Ba2)
125,000	5.500	11/01/25	127,969

Pipelines(f) – 0.4%
Cheniere Energy, Inc. (BB/Ba3)
385,000	4.625	10/15/28	395,106

Real Estate Investment Trust(f) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)
97,000	7.625	06/15/25	101,123

Retailing(f) – 1.3%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
251,000	5.000	10/15/25	256,648
383,000	4.375	01/15/28	391,617
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
240,000	4.000	10/15/30	241,800
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
50,000	5.750	04/15/25	53,125

Secured Debt Obligations – (continued)
Retailing(f) – (continued)
IRB Holding Corp. (B/B3)
272,000	7.000	06/15/25	290,020
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
183,000	6.375	09/30/26	185,745

			1,418,955

Software(f) – 1.4%
Camelot Finance SA (B/B2)
1,098,000	4.500	11/01/26	1,118,587
Logan Merger Sub, Inc. (B-/B1)
380,000	5.500	09/01/27	385,225

			1,503,812

Telecommunications-Wirelines(f) – 0.8%
Altice France SA (B/B2)
791,000	7.375	05/01/26	826,595

TOTAL OTHER SECURED DEBT OBLIGATIONS			$11,782,270

TOTAL SECURED DEBT OBLIGATIONS
(Cost $38,071,891)			$37,492,019

Unsecured Debt Obligations – 54.4%
Advertising(e)(f) – 1.0%
Lamar Media Corp. (BB-/B1)
$250,000	4.000%	02/15/30	$250,000
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
100,000	6.250	06/15/25	103,000
574,000	4.625	03/15/30	552,475
Terrier Media Buyer, Inc. (CCC+/Caa1)
201,000	8.875	12/15/27	202,005

			1,107,480

Aero Leasing(e)(f) – 0.7%
Avolon Holdings Funding, Ltd. (BBB-/Baa3)
749,000	4.375	05/01/26	708,996

Aerospace & Defense – 1.7%
Bombardier, Inc. (CCC/Caa3)(f)
75,000	8.750	12/01/21	75,750
471,000	6.000 (e)	10/15/22	435,675
TransDigm UK Holdings PLC (B-/B3)(e)
625,000	6.875	05/15/26	628,125
TransDigm, Inc. (B-/B3)(e)
71,000	5.500	11/15/27	68,160
Triumph Group, Inc. (CCC-/Ca)(e)
476,000	5.250	06/01/22	396,270
428,000	7.750	08/15/25	272,850

			1,876,830

Auto Components(e)(f) – 1.1%
Ashtead Capital, Inc. (BBB-/Baa3)
486,000	5.250	08/01/26	512,730
681,000	4.375	08/15/27	708,710

			1,221,440

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Automotive – 2.7%
Adient Global Holdings Ltd. (B/B3)(e)(f)
$559,000	4.875%	08/15/26	$532,448
Dana, Inc. (BB-/B2)(e)
175,000	5.625	06/15/28	180,906
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(e)(f)
230,000	8.000	02/01/28	233,450
Delphi Technologies PLC (BB-/B3)(f)
145,000	5.000	10/01/25	166,025
Ford Motor Co. (BB+/Ba2)(e)
89,000	9.000	04/22/25	101,967
284,000	4.063	11/01/24	283,561
250,000	5.125	06/16/25	257,817
375,000	4.125	08/17/27	364,740
Lithia Motors, Inc. (BB/Ba2)(f)
70,000	4.375	01/15/31	70,000
Meritor, Inc. (BB-/B1)(e)(f)
196,000	6.250	06/01/25	205,310
Navistar International Corp. (CCC+/B3)(e)(f)
262,000	6.625	11/01/25	269,205
Tesla, Inc. (B+/B3)(e)(f)
258,000	5.300	08/15/25	267,353

			2,932,782

Building Materials(e) – 1.4%
Builders FirstSource, Inc. (B+/B3)(f)
203,000	5.000	03/01/30	210,105
Cornerstone Building Brands, Inc. (B-/Caa1)(f)
223,000	6.125	01/15/29	224,951
Griffon Corp. (B+/B2)
317,000	5.750	03/01/28	330,473
Standard Industries, Inc. (BBB-/Ba2)(f)
191,000	5.000	02/15/27	198,640
Summit Materials LLC/Summit Materials Finance Corp. (BB/B2)(f)
546,000	5.250	01/15/29	568,522

			1,532,691

Chemicals(e) – 0.9%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(f)
183,000	4.750	06/15/27	188,033
Element Solutions, Inc. (BB-/B2)(f)
119,000	3.875	09/01/28	116,620
Valvoline, Inc. (BB-/Ba3)
210,000	4.375	08/15/25	216,037
WR Grace & Co-Conn (BB-/Ba3)(f)
414,000	4.875	06/15/27	427,455

			948,145

Commercial Services(e)(f) – 1.6%
Gartner, Inc. (BB/Ba3)
250,000	4.500	07/01/28	260,938
190,000	3.750	10/01/30	192,138
Nielsen Finance LLC/Nielsen Finance Co. (BB-/B2)
356,000	5.000	04/15/22	356,000
260,000	5.625	10/01/28	266,500
30,000	5.875	10/01/30	31,050

Unsecured Debt Obligations – (continued)
Commercial Services(e)(f) – (continued)
Ritchie Bros Auctioneers, Inc. (BB+/Ba3)
253,000	5.375	01/15/25	260,906
The Nielsen Co. Luxembourg S.a.r.l. (BB-/B2)
297,000	5.000	02/01/25	300,712

			1,668,244

Computers(e)(f) – 0.8%
Booz Allen Hamilton, Inc. (BB-/Ba2)
678,000	3.875	09/01/28	696,645
Science Applications International Corp. (BB-/B1)
150,000	4.875	04/01/28	152,250

			848,895

Distribution & Wholesale(e)(f) – 0.2%
Core & Main LP (CCC+/Caa2)
179,000	6.125	08/15/25	180,790

Diversified Financial Services(e) – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (BBB/Baa3)
150,000	6.500	07/15/25	161,709
Global Aircraft Leasing Co. Ltd. (NR/Ba2)(f)(g) (PIK 7.250%, Cash 6.500%)
194,815	6.500	09/15/24	103,252
Nationstar Mortgage Holdings, Inc. (B/B2)(f)
240,000	5.500	08/15/28	240,000
NFP Corp. (CCC+/Caa2)(f)
179,000	6.875	08/15/28	180,790
OneMain Finance Corp. (BB-/Ba3)
264,000	8.875	06/01/25	292,050
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (BB/Ba1)(f)
286,000	3.625	03/01/29	283,283
109,000	3.875	03/01/31	107,706

			1,368,790

Electrical(e)(f) – 0.9%
Clearway Energy Operating LLC (BB/Ba2)
246,000	4.750	03/15/28	254,610
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (BB-/Ba3)
154,000	4.500	08/15/28	159,775
Pike Corp. (CCC+/B3)
510,000	5.500	09/01/28	510,637

			925,022

Electrical Components & Equipment(e)(f) – 0.5%
Energizer Holdings, Inc. (B+/B2)
310,000	4.375	03/31/29	313,487
Wesco Distribution, Inc. (BB-/B2)
204,000	7.125	06/15/25	222,105

			535,592

Electronics(f) – 0.2%
Sensata Technologies B.V. (BB+/Ba3)
179,000	4.875	10/15/23	187,279

Engineering & Construction(e) – 1.0%
AECOM (BB/Ba3)
84,000	5.875	10/15/24	90,720
446,000	5.125	03/15/27	479,450

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Engineering & Construction(e) – (continued)
KBR, Inc. (B+/B1)(f)
$351,000	4.750%		09/30/28	$353,194
MasTec, Inc. (BB/Ba3)(f)
112,000	4.500		08/15/28	113,400

				1,036,764

Entertainment(e)(f) – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)
82,000	5.250		10/15/25	78,925

Environmental(e)(f) – 0.5%
GFL Environmental, Inc. (B-/B3)
204,000	7.000		06/01/26	214,965
Stericycle, Inc. (BB-/NR)
339,000	5.375		07/15/24	352,136

				567,101

Food & Drug Retailing(e)(f) – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B2)
401,000	4.625		01/15/27	409,020
325,000	4.875		02/15/30	339,219
Post Holdings, Inc. (B+/B2)
360,000	4.625		04/15/30	370,350

				1,118,589

Forest Products & Paper(e)(f) – 0.1%
Clearwater Paper Corp. (BB-/Ba3)
135,000	4.750		08/15/28	135,675

Gaming(e)(f) – 0.3%
Boyd Gaming Corp. (B-/Caa1)
250,000	8.625		06/01/25	274,063

Healthcare Providers & Services(e) – 3.1%
Centene Corp. (BBB-/Ba1)
787,000	4.750		01/15/25	807,659
424,000	4.250		12/15/27	443,542
Charles River Laboratories International, Inc. (BB/Ba3)(f)
553,000	5.500		04/01/26	582,032
290,000	4.250		05/01/28	304,138
DaVita, Inc. (B+/Ba3)(f)
405,000	3.750		02/15/31	390,319
Encompass Health Corp. (B+/B1)
360,000	4.500		02/01/28	361,800
HCA, Inc. (BB-/Ba2)
399,000	3.500		09/01/30	406,980
Surgery Center Holdings, Inc. (CCC/Caa2)(f)
86,000	6.750		07/01/25	84,280

				3,380,750

Home Builders(e) – 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B1)(f)
372,000	4.875		02/15/30	349,680
Mattamy Group Corp. (BB/B1)(f)
298,000	4.625		03/01/30	301,352

Unsecured Debt Obligations – (continued)
Home Builders(e) – (continued)
Taylor Morrison Communities, Inc. (BB/Ba3)(f)
132,000	5.125		08/01/30	141,240
TRI Pointe Group, Inc. (BB-/Ba3)
83,000	5.250		06/01/27	88,810
68,000	5.700		06/15/28	74,460

				955,542

Household Products(e)(f) – 0.2%
Prestige Brands, Inc. (B+/B3)
191,000	5.125		01/15/28	197,685

Insurance(e)(f) – 1.2%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
630,000	7.000		11/15/25	617,400
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
645,000	6.750		10/15/27	675,637

				1,293,037

Internet – 3.8%
GrubHub Holdings, Inc. (BB-/B1)(e)(f)
715,000	5.500		07/01/27	740,919
Match Group Holdings II LLC (BB/Ba3)(e)(f)
241,000	5.000		12/15/27	254,255
492,000	4.625		06/01/28	505,530
248,000	5.625		02/15/29	266,600
653,000	4.125		08/01/30	659,530
Netflix, Inc. (BB/Ba3)
204,000	3.625	(e)(f)	06/15/25	212,160
425,000	5.875		11/15/28	504,687
50,000	4.875	(e)(f)	06/15/30	57,000
Twitter, Inc. (BB+/Ba2)(e)(f)
277,000	3.875		12/15/27	289,119
Uber Technologies, Inc. (CCC+/B3)(e)(f)
350,000	7.500		05/15/25	371,000
270,000	6.250		01/15/28	277,425

				4,138,225

Lodging(e) – 0.2%
Marriott International, Inc. (BBB-/Baa3)
157,000	4.625		06/15/30	168,149

Machinery – Construction & Mining(e)(f) – 0.2%
BWX Technologies, Inc. (BB/Ba3)
210,000	4.125		06/30/28	216,038

Media – 9.0%
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(e)(f)
1,330,000	4.750		03/01/30	1,403,150
700,000	4.500		08/15/30	735,000
425,000	4.250		02/01/31	437,750
CSC Holdings LLC (B/B3)(e)(f)
1,141,000	5.750		01/15/30	1,212,312
682,000	4.625		12/01/30	683,705
DISH DBS Corp. (B-/NR)
450,000	7.375		07/01/28	463,500
GCI LLC (B/B3)(e)
491,000	6.625	(f)	06/15/24	526,598
731,000	6.875		04/15/25	752,930
387,000	4.750	(f)	10/15/28	392,805

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Media – (continued)
Nexstar Broadcasting, Inc. (B/B3)(e)(f)
$404,000	4.750%		11/01/28	$412,080
Sinclair Television Group, Inc. (B/B1)(e)(f)
300,000	5.875		03/15/26	295,500
Sirius XM Radio, Inc. (BB/Ba3)(e)(f)
238,000	5.500		07/01/29	255,850
416,000	4.125		07/01/30	423,800
TEGNA, Inc. (BB-/Ba3)(e)(f)
79,000	4.750		03/15/26	80,580
450,000	4.625		03/15/28	438,750
1,030,000	5.000		09/15/29	1,011,975
Ziggo Bond Co. B.V. (B-/B3)(e)(f)
200,000	5.125		02/28/30	202,000

				9,728,285

Mining(e)(f) – 0.5%
Alcoa Nederland Holding B.V. (BB+/Ba1)
350,000	5.500		12/15/27	364,000
Hudbay Minerals, Inc. (B/B3)
200,000	6.125		04/01/29	197,000

				561,000

Oil Field Services(e) – 5.2%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(f)
393,000	6.250		04/01/28	369,420
Cenovus Energy, Inc. (BBB-/Ba2)
385,000	5.375		07/15/25	371,725
CNX Resources Corp. (BB-/B3)(f)
417,000	7.250		03/14/27	425,340
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(f)
821,000	5.625		10/15/25	771,740
Ensign Drilling, Inc. (CCC+/Caa1)(f)
224,000	9.250		04/15/24	85,120
Gulfport Energy Corp. (CCC+/Caa2)
300,000	6.625		05/01/23	187,500
Indigo Natural Resources LLC (BB-/B3)(f)
193,000	6.875		02/15/26	187,693
Laredo Petroleum, Inc. (B-/Caa1)
245,000	10.125		01/15/28	142,100
Nabors Industries, Ltd. (CCC+/Ba3)(f)
895,000	7.500		01/15/28	429,600
Noble Holding International Ltd. (NR/WR)(f)(h)
541,000	7.875		02/01/26	129,164
Occidental Petroleum Corp. (BB+/Ba2)
290,000	8.000		07/15/25	290,000
375,000	6.625		09/01/30	345,469
Parsley Energy LLC/Parsley Finance Corp. (BB/Ba3)(f)
697,000	5.375		01/15/25	691,772
WPX Energy, Inc. (BB-/B1)
253,000	5.250		09/15/24	263,752
152,000	5.250		10/15/27	154,280
395,000	5.875		06/15/28	412,775
326,000	4.500		01/15/30	321,925

				5,579,375

Unsecured Debt Obligations – (continued)
Packaging(e) – 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(f)
702,000	5.250		08/15/27	715,162
Silgan Holdings, Inc. (BB/Ba3)
234,000	4.125		02/01/28	238,095
Trident TPI Holdings, Inc. (CCC+/Caa2)(f)
526,000	9.250		08/01/24	557,560

				1,510,817

Pharmaceuticals – 2.3%
AdaptHealth LLC (B+/B1)(e)(f)
165,000	6.125		08/01/28	170,775
Bausch Health Cos., Inc. (B/B3)(e)(f)
94,000	5.500		03/01/23	93,647
55,000	5.875		05/15/23	54,725
148,000	6.250		02/15/29	152,070
Teva Pharmaceutical Finance Co. B.V. (BB-/Ba2)
826,000	2.950		12/18/22	799,155
Teva Pharmaceutical Finance Netherlands III B.V. (BB-/Ba2)
1,212,000	2.800		07/21/23	1,157,460

				2,427,832

Pipelines(e) – 3.0%
Buckeye Partners LP (BB/B1)(f)
424,000	4.500		03/01/28	408,630
Cheniere Energy Partners LP (BB/Ba2)
669,000	4.500		10/01/29	684,889
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (BB-/B1)(f)
178,000	5.625		05/01/27	158,420
EnLink Midstream LLC (BB+/Ba2)
360,000	5.375		06/01/29	291,600
EQM Midstream Partners LP (BB-/Ba3)(f)
190,000	6.500		07/01/27	200,925
Global Partners LP/GLP Finance Corp. (B+/B2)
25,000	7.000		06/15/23	25,469
245,000	6.875	(f)	01/15/29	246,837
Hess Midstream Operations LP (BB+/Ba3)(f)
326,000	5.125		06/15/28	325,185
NuStar Logistics LP (NR/Ba3)
240,000	5.750		10/01/25	247,200
Rattler Midstream LP (BBB-/Ba3)(f)
330,000	5.625		07/15/25	332,604
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(f)
295,000	4.875		02/01/31	284,675

				3,206,434

Real Estate(e)(f) – 0.1%
The Howard Hughes Corp. (BB-/Ba3)
158,000	5.375		08/01/28	156,815

Real Estate Investment Trust(e) – 1.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(f)
189,000	4.625		06/15/25	192,780

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
SBA Communications Corp. (BB-/B1)
$787,000	4.000%	10/01/22	$791,919
Service Properties Trust (BB/Baa3)
73,000	7.500	09/15/25	77,643
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(f)
94,000	3.500	02/15/25	93,412
80,000	3.750	02/15/27	78,600
250,000	4.125	08/15/30	245,312

			1,479,666

Retailing(e) – 0.7%
Asbury Automotive Group, Inc. (BB/B1)(f)
185,000	4.500	03/01/28	185,925
30,000	4.750	03/01/30	30,150
Carvana Co. (CCC+/Caa2)(f)
190,000	5.875	10/01/28	187,625
Group 1 Automotive, Inc. (BB+/Ba2)(f)
125,000	4.000	08/15/28	122,813
Ken Garff Automotive LLC (B/B1)(f)
130,000	4.875	09/15/28	127,887
Yum! Brands, Inc. (B+/B1)
99,000	3.625	03/15/31	99,000

			753,400

Semiconductors(e)(f) – 0.3%
Microchip Technology, Inc. (NR/Ba2)
122,000	4.250	09/01/25	126,575
Qorvo, Inc. (BB+/Ba1)
210,000	3.375	04/01/31	213,413

			339,988

Software(e)(f) – 0.5%
Castle US Holding Corp. (CCC/Caa2)
64,000	9.500	02/15/28	60,800
Fair Isaac Corp. (BB+/Ba2)
118,000	4.000	06/15/28	121,245
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	258,187
PTC, Inc. (BB-/Ba3)
136,000	4.000	02/15/28	138,720

			578,952

Telecommunication Services(e) – 1.9%
CenturyLink, Inc. (B+/B2)(f)
195,000	5.125	12/15/26	199,144
CommScope, Inc. (B-/B3)(f)
248,000	8.250	03/01/27	257,920
QualityTech LP/QTS Finance Corp. (BB/Ba3)(f)
130,000	3.875	10/01/28	130,812
Sprint Corp. (BB/B1)
396,000	7.625	03/01/26	477,180
T-Mobile USA, Inc. (BB/Ba3)
175,000	6.000	04/15/24	178,719
ViaSat, Inc. (B/Caa1)(f)
824,000	5.625	09/15/25	807,520

			2,051,295

Unsecured Debt Obligations – (continued)
Transportation(e)(f) – 0.5%
Cargo Aircraft Management, Inc. (B+/Ba3)
342,000	4.750	02/01/28	345,420
XPO Logistics, Inc. (BB-/Ba3)
141,000	6.750	08/15/24	149,284

			494,704

TOTAL UNSECURED DEBT OBLIGATIONS
(Cost $58,289,908)			$58,472,082

U.S. Treasury Obligation(i) – 1.8%
United States Treasury Bills
2,000,000	0.000%	03/04/21	$1,999,059
(Cost $1,999,154)

Shares	Description	Value

Common Stock* - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
1,141,924	Prairie Provident Resources, Inc.	$12,864
(Cost $2,946,424)

Shares	Dividend Rate	Value

Investment Company(j) – 7.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,850,806	0.027%	$7,850,806
(Cost $7,850,806)

TOTAL INVESTMENTS – 98.4%
(Cost $109,158,183)		$105,826,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		1,688,034

NET ASSETS – 100.0%		$107,514,864

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.000	3M LIBOR	12/16/27	$3,803	$(125,420)	$(132,148)	$6,728

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:

CDX.NA.HY Index 35	(5.000)%	4.072	12/20/25	27,500	$(1,193,195)	$(1,077,447)	$(115,748)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 35	—CDX North America High Yield Index 35

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 2.2%
Building Materials – 0.2%
CPG International, Inc. (3M LIBOR + 3.750%)
$1,580,669	4.750%	05/05/24	$1,573,951

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,310,750	3.410	05/15/24	2,208,222
Starfruit Finco B.V. (1M LIBOR + 3.000%)
1,679,395	3.151	10/01/25	1,623,623

			3,831,845

Entertainment – 0.1%
AMC Entertainment Holdings, Inc. (3M LIBOR + 3.000%)
2,393,924	3.220	04/22/26	1,528,377

Food & Drug Retailers – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
454,208	2.647	10/10/26	452,364

Health Care – Services – 0.4%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,977,046	3.750	06/07/23	1,943,160
Sotera Health Holdings LLC (3M LIBOR + 4.500%)
1,974,809	5.500	12/11/26	1,964,935

			3,908,095

Media – Broadcasting & Radio – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
923,327	4.688	02/19/26	858,694

Media – Cable – 0.2%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,969,466	2.402	07/17/25	1,901,933

Media – Non Cable – 0.0%
Terrier Media Buyer, Inc. (1M LIBOR + 4.250%)
496,250	4.397	12/17/26	483,313

Real Estate Investment Trust – 0.2%
Brookfield Residential Properties, Inc. (1M LIBOR + 3.000%)
2,050,000	3.147	08/28/23	1,756,850

Services Cyclical – Business Services – 0.3%
Travelport Finance (Luxembourg) S.a.r.l.
(3M LIBOR + 5.000%)
2,136,420	5.225	09/23/27	1,318,171
(3M LIBOR + 7.000%)
1,956,837	5.250	02/28/25	1,877,350

			3,195,521

Services Cyclical – Consumer Services – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
2,681,228	3.147	08/04/22	2,647,149

Technology – Software/Services – 0.1%
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
915,750	3.897	05/04/26	906,849

Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
275,583	6.500	07/13/22	279,945

TOTAL BANK LOANS
(Cost $24,698,386)			$23,324,886

Corporate Obligations – 52.8%
Advertising(c)(d) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$648,375
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	804,000

			1,452,375

Aerospace & Defense(d) – 0.3%
TransDigm, Inc.
1,685,000	6.500	05/15/25	1,674,469
1,250,000	5.500	11/15/27	1,200,000
Triumph Group, Inc.
450,000	7.750	08/15/25	286,875

			3,161,344

Agriculture(d) – 0.2%
Archer-Daniels-Midland Co.
800,000	3.250	03/27/30	913,776
BAT Capital Corp.
1,500,000	4.906	04/02/30	1,763,340

			2,677,116

Airlines(c)(d) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
870,000	6.500	06/20/27	904,800

Automotive – 1.2%
Adient US LLC(c)(d)
980,000	7.000	05/15/26	1,046,150
American Axle & Manufacturing, Inc.(d)
550,000	6.250	04/01/25	543,125
465,000	6.250	03/15/26	448,725
460,000	6.500	04/01/27	445,050
Clarios Global LP/Clarios US Finance Co.(c)(d)
1,570,000	8.500	05/15/27	1,628,875
Dana, Inc.(d)
515,000	5.375	11/15/27	527,875
Ford Motor Co.
1,597,000	8.500	04/21/23	1,740,248
1,666,000	9.000 (d)	04/22/25	1,908,739
Ford Motor Credit Co. LLC
542,000	3.813	10/12/21	542,647
Navistar International Corp.(c)(d)
460,000	6.625	11/01/25	472,650
Nissan Motor Co. Ltd.(c)(d)
2,325,000	3.522	09/17/25	2,346,925
Tesla, Inc.(c)(d)
1,085,000	5.300	08/15/25	1,124,331

			12,775,340

Banks – 7.2%
Banco do Brasil SA(b)(d)
(10 Year CMT + 4.398%)
1,900,000	6.250	10/29/49	1,778,875
(10 Year CMT + 6.362%)
630,000	9.000	06/29/49	680,400

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
$245,000	4.200%		08/26/24	$272,690
(3M USD LIBOR + 0.990%)
3,750,000	2.496	(b)(d)	02/13/31	3,920,250
(SOFR + 2.150%)
4,775,000	2.592	(b)(d)	04/29/31	5,051,711
BNP Paribas SA(c)
5,700,000	3.375		01/09/25	6,175,779
BPCE SA(c)
675,000	4.875		04/01/26	770,546
CIT Bank NA(b)(d) (SOFR + 1.715%)
1,850,000	2.969		09/27/25	1,834,146
Citigroup, Inc.
1,890,000	3.500		05/15/23	2,012,661
6,250,000	3.200	(d)	10/21/26	6,891,375
(SOFR + 3.914%)
3,925,000	4.412	(b)(d)	03/31/31	4,702,268
Credit Suisse Group AG(b)(c)(d)
(5 Year CMT + 4.889%)
1,625,000	5.250		12/31/99	1,625,000
(SOFR + 3.730%)
2,450,000	4.194		04/01/31	2,829,505
HSBC Holdings PLC
800,000	4.950		03/31/30	964,048
ING Groep NV(c)
4,000,000	4.625		01/06/26	4,691,440
Itau Unibanco Holding SA(b)(c)(d) (5 Year CMT + 3.222%)
860,000	4.625		12/31/99	749,060
JPMorgan Chase & Co.(b)(d)
(SOFR + 1.160%)
3,950,000	2.301		10/15/25	4,154,689
(SOFR + 3.790%)
425,000	4.493		03/24/31	518,292
Morgan Stanley, Inc.(b)(d)
(SOFR + 1.143%)
2,975,000	2.699		01/22/31	3,175,931
(SOFR + 1.152%)
7,225,000	2.720		07/22/25	7,676,779
(SOFR + 3.120%)
1,975,000	3.622		04/01/31	2,264,752
Natwest Group PLC(b)(d)
(5 Year CMT + 2.100%)
675,000	3.754		11/01/29	696,938
(3M USD LIBOR + 1.762%)
1,975,000	4.269		03/22/25	2,146,410
QNB Finance Ltd.
230,000	3.500		03/28/24	244,088
Societe Generale SA(b)(d) (5 Year USD Swap + 3.929%)
450,000	6.750		12/31/99	470,250
State Street Corp.(b)(c)(d) (SOFR + 2.650%)
175,000	3.152		03/30/31	199,119
Truist Bank(b)(d) (5 Year CMT + 1.150%)
4,025,000	2.636		09/17/29	4,166,559
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	200,500
270,000	5.250	(c)	02/05/25	242,156

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG(c)
5,050,000	4.125		09/24/25	5,754,525
Wells Fargo & Co.(d)
865,000	3.750		01/24/24	940,713
(3M USD LIBOR + 4.240%)
475,000	5.013	(b)	04/04/51	650,266

				78,451,721

Beverages – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
3,225,000	4.900		02/01/46	3,951,335
Anheuser-Busch InBev Worldwide, Inc.
600,000	4.950		01/15/42	738,246
Keurig Dr Pepper, Inc.(d)
325,000	5.085		05/25/48	435,685
475,000	3.800		05/01/50	544,122

				5,669,388

Building Materials(d) – 0.4%
Cemex SAB de CV(c)
200,000	7.375		06/05/27	215,500
350,000	5.200		09/17/30	351,278
Cornerstone Building Brands, Inc.(c)
1,760,000	8.000		04/15/26	1,843,600
Griffon Corp.
527,000	5.750		03/01/28	549,397
JELD-WEN, Inc.(c)
560,000	4.875		12/15/27	571,200
Summit Materials LLC/Summit Materials Finance Corp.(c)
520,000	6.500		03/15/27	551,200
738,000	5.250		01/15/29	768,442

				4,850,617

Chemicals – 1.8%
Bluestar Finance Holdings Ltd.(b)(d) (-1x3 Year CMT + 6.651%)
3,700,000	3.875		12/31/99	3,737,000
CNAC HK Finbridge Co. Ltd.
370,000	3.375		06/19/24	384,800
210,000	3.875		06/19/29	222,469
DuPont de Nemours, Inc.(d)
3,425,000	4.493		11/15/25	3,937,962
Kraton Polymers LLC/Kraton Polymers Capital Corp.(c)(d)
1,555,000	7.000		04/15/25	1,586,100
Nouryon Holding B.V.(c)(d)
1,330,000	8.000		10/01/26	1,409,800
OCI NV(c)(d)
975,000	5.250		11/01/24	1,001,812
Sasol Financing International Ltd.
4,008,000	4.500		11/14/22	3,877,740
The Chemours Co.(d)
1,055,000	6.625		05/15/23	1,066,869
490,000	7.000		05/15/25	493,062
550,000	5.375		05/15/27	547,250
Tronox Finance PLC(c)(d)
470,000	5.750		10/01/25	461,188

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Tronox, Inc.(c)(d)
$465,000	6.500%		04/15/26	$465,000

				19,191,052

Commercial Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
1,500,000	6.625		07/15/26	1,593,750
1,345,000	9.750		07/15/27	1,459,325
DP World Crescent Ltd.
200,000	4.848		09/26/28	221,660
200,000	3.875		07/18/29	206,750
DP World PLC
200,000	5.625		09/25/48	227,875
Herc Holdings, Inc.(c)(d)
2,330,000	5.500		07/15/27	2,399,900
MPH Acquisition Holdings LLC(c)(d)
495,000	7.125		06/01/24	508,613
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)(d)
1,210,000	6.250		01/15/28	1,234,200
Sabre GLBL, Inc.(c)(d)
1,062,000	9.250		04/15/25	1,168,200
Service Corp. International(d)
780,000	3.375		08/15/30	780,000
The Nielsen Co. Luxembourg S.a.r.l.(c)(d)
1,485,000	5.000		02/01/25	1,503,562
United Rentals North America, Inc.(d)
1,070,000	3.875		02/15/31	1,086,050
Verscend Escrow Corp.(c)(d)
970,000	9.750		08/15/26	1,052,450

				13,442,335

Computers(d) – 1.7%
Banff Merger Sub, Inc.(c)
485,000	9.750		09/01/26	512,888
Booz Allen Hamilton, Inc.(c)
1,355,000	3.875		09/01/28	1,392,262
Dell International LLC/EMC Corp.(c)
5,625,000	6.020		06/15/26	6,615,562
Hewlett Packard Enterprise Co.
3,325,000	4.450		10/02/23	3,654,507
1,375,000	4.650		10/01/24	1,551,550
3,725,000	4.900		10/15/25	4,270,340
Presidio Holdings, Inc.(c)
315,000	8.250		02/01/28	328,388

				18,325,497

Distribution & Wholesale(c)(d) – 0.8%
Core & Main Holdings LP(e) (PIK 9.375%, Cash 8.625%)
1,900,000	8.625		09/15/24	1,914,250
Core & Main LP
912,000	6.125		08/15/25	921,120
Performance Food Group, Inc.
358,000	6.875		05/01/25	381,270
1,900,000	5.500		10/15/27	1,957,000
Resideo Funding, Inc.
1,650,000	6.125		11/01/26	1,636,242

Corporate Obligations – (continued)
Distribution & Wholesale(c)(d) – (continued)
Univar Solutions USA, Inc.
550,000	5.125		12/01/27	561,000
Wolverine Escrow LLC
460,000	8.500		11/15/24	378,350
460,000	9.000		11/15/26	378,350

				8,127,582

Diversified Financial Services – 2.4%
AerCap Holdings NV(b)(d) (5 Year CMT + 4.535%)
985,000	5.875		10/10/79	755,988
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(d)
1,675,000	3.950		02/01/22	1,695,251
Air Lease Corp.
575,000	3.500		01/15/22	589,864
2,425,000	2.250		01/15/23	2,429,704
Avolon Holdings Funding, Ltd.(c)(d)
1,500,000	3.250		02/15/27	1,333,125
Capital One Financial Corp.
775,000	3.500		06/15/23	828,615
810,000	3.300	(d)	10/30/24	877,279
Global Aircraft Leasing Co. Ltd.(c)(d)(e) (PIK 7.250%, Cash 6.500%)
3,290,093	6.500		09/15/24	1,743,749
Huarong Finance 2017 Co. Ltd.
250,000	4.250		11/07/27	266,328
Huarong Finance 2019 Co. Ltd.(d)
220,000	3.875		11/13/29	226,325
420,000	3.375		02/24/30	417,375
Huarong Finance II Co. Ltd.
1,370,000	5.500		01/16/25	1,526,027
450,000	4.625		06/03/26	491,484
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)
1,475,000	4.750		09/15/24	1,489,750
1,245,000	5.250		05/15/27	1,293,244
LPL Holdings, Inc.(c)(d)
825,000	4.625		11/15/27	835,313
Nationstar Mortgage Holdings, Inc.(c)(d)
2,016,000	5.500		08/15/28	2,016,000
Navient Corp.
400,000	6.750		06/25/25	405,000
2,680,000	5.625		08/01/33	2,254,550
OneMain Finance Corp.(d)
2,755,000	5.375		11/15/29	2,858,312
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(c)(d)
1,324,000	3.875		03/01/31	1,308,284
Raymond James Financial, Inc.(d)
400,000	4.650		04/01/30	486,632

				26,128,199

Electrical(d) – 2.1%
AEP Transmission Co. LLC
575,000	3.650		04/01/50	677,034
Ameren Corp.
1,425,000	3.500		01/15/31	1,628,561
Avangrid, Inc.
1,375,000	3.200		04/15/25	1,513,132

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(d) – (continued)
Berkshire Hathaway Energy Co.(c)
$1,000,000	3.700%		07/15/30	$1,174,740
1,000,000	4.250		10/15/50	1,254,080
Calpine Corp.(c)
235,000	4.500		02/15/28	240,581
1,915,000	4.625		02/01/29	1,915,000
Dominion Energy, Inc.
2,700,000	3.375		04/01/30	3,042,063
Exelon Corp.
3,900,000	4.050		04/15/30	4,561,791
350,000	4.700		04/15/50	446,670
Pacific Gas & Electric Co.
550,000	2.100		08/01/27	532,851
925,000	2.500		02/01/31	876,243
Talen Energy Supply LLC(c)
1,125,000	6.625		01/15/28	1,082,813
Vistra Operations Co. LLC(c)
3,336,000	3.550		07/15/24	3,536,160

				22,481,719

Electrical Components & Equipment(c)(d) – 0.1%
Energizer Holdings, Inc.
500,000	7.750		01/15/27	543,750
230,000	4.750		06/15/28	238,050

				781,800

Engineering & Construction(d) – 0.5%
KBR, Inc.(c)
1,257,000	4.750		09/30/28	1,264,856
Mexico City Airport Trust
200,000	4.250		10/31/26	177,000
320,000	4.250	(c)	10/31/26	283,200
310,000	3.875	(c)	04/30/28	264,130
468,000	5.500		10/31/46	376,301
690,000	5.500	(c)	10/31/46	554,803
2,985,000	5.500		07/31/47	2,426,119
520,000	5.500	(c)	07/31/47	422,640

				5,769,049

Entertainment(c)(d) – 0.4%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
703,000	5.500		05/01/25	718,818
Lions Gate Capital Holdings LLC
470,000	6.375		02/01/24	465,300
565,000	5.875		11/01/24	553,700
Live Nation Entertainment, Inc.
1,400,000	6.500		05/15/27	1,506,750
Motion Bondco DAC
1,010,000	6.625		11/15/27	871,125

				4,115,693

Environmental(c)(d) – 0.6%
GFL Environmental, Inc.
1,465,000	7.000		06/01/26	1,543,744
115,000	5.125		12/15/26	119,600
930,000	8.500		05/01/27	1,009,050

Corporate Obligations – (continued)
Environmental(c)(d) – (continued)
Stericycle, Inc.
1,000,000	5.375		07/15/24	1,038,750
Waste Pro USA, Inc.
2,825,000	5.500		02/15/26	2,860,312

				6,571,456

Food & Drug Retailing(d) – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(c)
500,000	7.500		03/15/26	548,750
875,000	4.625		01/15/27	892,500
870,000	5.875		02/15/28	928,725
577,000	4.875		02/15/30	602,244
B&G Foods, Inc.
2,005,000	5.250		04/01/25	2,057,631
475,000	5.250		09/15/27	494,000
Kraft Heinz Foods Co.
734,000	4.375		06/01/46	750,105
1,970,000	4.875	(c)	10/01/49	2,071,780
Lamb Weston Holdings, Inc.(c)
1,195,000	4.875		05/15/28	1,290,600
Post Holdings, Inc.(c)
775,000	5.500		12/15/29	829,250
Sysco Corp.
650,000	6.600		04/01/40	881,673
1,600,000	6.600		04/01/50	2,241,808
The JM Smucker Co.
1,350,000	2.375		03/15/30	1,408,577

				14,997,643

Forest Products&Paper(d) – 0.2%
Mercer International, Inc.
1,000,000	7.375		01/15/25	1,012,500
1,040,000	5.500		01/15/26	988,000

				2,000,500

Gaming(c)(d) – 0.2%
Station Casinos LLC
2,153,000	4.500		02/15/28	1,991,525

Gas(d) – 0.1%
NiSource, Inc.
525,000	3.600		05/01/30	598,274

Healthcare Providers & Services(d) – 1.8%
Acadia Healthcare Co., Inc.
535,000	6.500		03/01/24	549,713
Alcon Finance Corp.(c)
5,575,000	3.000		09/23/29	6,036,220
Centene Corp.
1,550,000	4.750		01/15/25	1,592,144
850,000	3.375		02/15/30	880,438
CHS/Community Health Systems, Inc.
470,000	6.250		03/31/23	459,425
450,000	8.625	(c)	01/15/24	447,750
465,000	8.000	(c)	03/15/26	456,863

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(d) – (continued)
DaVita, Inc.(c)
$2,425,000	3.750%		02/15/31	$2,337,094
Encompass Health Corp.
1,100,000	4.500		02/01/28	1,105,500
Envision Healthcare Corp.(c)
1,175,000	8.750		10/15/26	564,000
Polaris Intermediate Corp.(c)(e) (PIK 9.250%, Cash 8.500%)
550,000	8.500		12/01/22	557,562
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(c)
420,000	9.750		12/01/26	445,200
Select Medical Corp.(c)
1,200,000	6.250		08/15/26	1,248,000
Tenet Healthcare Corp.(c)
1,568,000	6.125		10/01/28	1,524,880
Thermo Fisher Scientific, Inc.
575,000	4.497		03/25/30	709,510
West Street Merger Sub, Inc.(c)
1,095,000	6.375		09/01/25	1,114,162

				20,028,461

Insurance(d) – 1.4%
Acrisure LLC/Acrisure Finance, Inc.(c)
440,000	8.125		02/15/24	458,700
2,555,000	7.000		11/15/25	2,503,900
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
1,700,000	6.750		10/15/27	1,780,750
American International Group, Inc.
825,000	3.900		04/01/26	938,834
Arch Capital Finance LLC
2,253,000	4.011		12/15/26	2,612,759
GTCR AP Finance, Inc.(c)
1,375,000	8.000		05/15/27	1,457,500
HUB International Ltd.(c)
2,610,000	7.000		05/01/26	2,704,612
USI, Inc.(c)
2,250,000	6.875		05/01/25	2,286,563

				14,743,618

Internet – 1.3%
Booking Holdings, Inc.(d)
1,025,000	4.100		04/13/25	1,154,488
GrubHub Holdings, Inc.(c)(d)
2,530,000	5.500		07/01/27	2,621,713
Match Group Holdings II LLC(c)(d)
2,597,000	4.625		06/01/28	2,668,417
Netflix, Inc.
2,820,000	5.500		02/15/22	2,953,950
Prosus NV(c)(d)
850,000	3.680		01/21/30	914,090
600,000	4.027		08/03/50	612,750
Twitter, Inc.(c)(d)
920,000	3.875		12/15/27	960,250
Uber Technologies, Inc.(c)(d)
2,150,000	7.500		11/01/23	2,233,313
430,000	8.000		11/01/26	457,950

				14,576,921

Corporate Obligations – (continued)
Iron/Steel(d) – 0.1%
Cleveland-Cliffs, Inc.
585,000	5.875		06/01/27	544,050

Leisure Time(c)(d) – 0.0%
Viking Cruises Ltd.
520,000	5.875		09/15/27	404,300

Lodging(d) – 0.3%
Fortune Star BVI Ltd.
200,000	5.250		03/23/22	200,250
Hilton Domestic Operating Co., Inc.
110,000	5.375	(c)	05/01/25	113,850
261,000	5.750	(c)	05/01/28	275,029
2,897,000	4.875		01/15/30	2,983,910

				3,573,039

Machinery – Construction & Mining(c)(d) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	584,775

Machinery-Diversified(c)(d) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750		04/15/26	1,114,400

Media – 3.4%
Altice Financing SA(c)(d)
1,535,000	7.500		05/15/26	1,623,262
CCO Holdings LLC/CCO Holdings Capital Corp.(c)(d)
2,395,000	4.250		02/01/31	2,466,850
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
7,325,000	4.908		07/23/25	8,455,980
Comcast Corp.(d)
450,000	3.400		04/01/30	518,612
330,000	4.950		10/15/58	472,115
CSC Holdings LLC(c)(d)
1,000,000	5.750		01/15/30	1,062,500
1,320,000	3.375		02/15/31	1,273,800
Cumulus Media New Holdings, Inc.(c)(d)
1,415,000	6.750		07/01/26	1,308,875
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(d)
875,000	5.375		08/15/26	619,063
2,340,000	6.625		08/15/27	1,216,800
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,601,600
470,000	5.875		11/15/24	481,750
450,000	7.750		07/01/26	492,750
1,140,000	7.375		07/01/28	1,174,200
Entercom Media Corp.(c)(d)
2,705,000	7.250		11/01/24	2,306,012
iHeartCommunications, Inc.(d)
430,000	8.375		05/01/27	423,550
1,300,000	5.250	(c)	08/15/27	1,267,500
Nexstar Broadcasting, Inc.(c)(d)
1,350,000	5.625		07/15/27	1,415,812
Scripps Escrow, Inc.(c)(d)
1,555,000	5.875		07/15/27	1,508,350
Sinclair Television Group, Inc.(c)(d)
470,000	5.500		03/01/30	435,925

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Sirius XM Radio, Inc.(c)(d)
	$1,310,000	4.625%		07/15/24	$1,352,575
	Univision Communications, Inc.(c)(d)
	485,000	5.125		02/15/25	457,113
	UPC Holding B.V.(c)(d)
	465,000	5.500		01/15/28	480,113
	Virgin Media Secured Finance PLC(c)(d)
	2,575,000	5.500		05/15/29	2,761,687
	Ziggo Bond Co. B.V.(d)
EUR	500,000	3.375	(c)	02/28/30	556,855
	1,030,000	3.375		02/28/30	1,147,121
	$400,000	5.125	(c)	02/28/30	404,000

					37,284,770

Mining(d) – 0.7%
	Alcoa Nederland Holding B.V.(c)
	1,120,000	5.500		12/15/27	1,164,800
	Constellium SE(c)
	485,000	5.625		06/15/28	494,700
	First Quantum Minerals Ltd.(c)
	2,121,000	7.250		04/01/23	2,096,662
	Glencore Funding LLC(c)
	1,600,000	4.125		03/12/24	1,730,864
	Novelis Corp.(c)
	950,000	4.750		01/30/30	928,625
	Vedanta Holdings Mauritius II Ltd.(c)
	590,000	13.000		08/21/23	607,700
	Vedanta Resources Ltd.
	200,000	6.125		08/09/24	140,000

					7,163,351

Miscellaneous Manufacturing(d) – 0.6%
	Bombardier, Inc.(c)
	2,661,000	7.500		12/01/24	2,022,360
	General Electric Co.
	950,000	3.450		05/01/27	1,003,951
	1,350,000	3.625		05/01/30	1,397,844
	1,175,000	4.250		05/01/40	1,192,648
	1,225,000	4.350		05/01/50	1,246,523

					6,863,326

Oil Field Services – 1.8%
	Apache Corp.(d)
	555,000	4.625		11/15/25	527,250
	Cenovus Energy, Inc.(d)
	1,890,000	5.375		07/15/25	1,824,833
	Gazprom PJSC Via Gaz Capital SA(c)
	4,280,000	5.150		02/11/26	4,770,862
	Gazprom PJSC Via Gaz Finance PLC(c)
	240,000	3.250		02/25/30	240,540
	Lukoil Securities B.V.(c)
	1,290,000	3.875		05/06/30	1,363,362
	MEG Energy Corp.(c)(d)
	345,000	7.000		03/31/24	320,850
	490,000	7.125		02/01/27	438,550
	Nabors Industries Ltd.(c)(d)
	520,000	7.250		01/15/26	258,700

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Nabors Industries, Inc.
	62,000	4.625		09/15/21	47,740
	Occidental Petroleum Corp.(d)
	1,410,000	8.000		07/15/25	1,410,000
	1,100,000	6.625		09/01/30	1,013,375
	Petrobras Global Finance B.V.
	200,000	5.999		01/27/28	221,460
	42,000	5.093		01/15/30	44,136
	Petroleos de Venezuela SA(f)
	137,050,000	6.000		10/28/22	3,563,300
	Phillips 66(d)
	350,000	3.850		04/09/25	388,966
	USA Compression Partners LP/USA Compression Finance Corp.(d)
	545,000	6.875		04/01/26	538,188
	Valero Energy Corp.
	1,900,000	2.700		04/15/23	1,968,818
	1,025,000	2.850	(d)	04/15/25	1,074,917

					20,015,847

Packaging(d) – 1.1%
	ARD Finance SA(e)
	(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	656,556
	(PIK 7.250%, Cash 6.500%)
	$2,400,000	6.500	(c)	06/30/27	2,388,000
	Berry Global, Inc.(c)
	1,495,000	4.500		02/15/26	1,508,081
	Flex Acquisition Co., Inc.(c)
	1,095,000	6.875		01/15/25	1,092,263
	480,000	7.875		07/15/26	487,200
	LABL Escrow Issuer LLC(c)
	450,000	6.750		07/15/26	472,500
	465,000	10.500		07/15/27	492,900
	Mauser Packaging Solutions Holding Co.(c)
	2,010,000	7.250		04/15/25	1,891,913
	Sealed Air Corp.(c)
	500,000	4.000		12/01/27	521,875
	Trivium Packaging Finance B.V.(c)
	875,000	5.500		08/15/26	900,156
	1,775,000	8.500		08/15/27	1,888,156

					12,299,600

Pharmaceuticals(d) – 1.5%
	AbbVie, Inc.
	8,725,000	3.200	(c)	11/21/29	9,599,768
	175,000	4.875		11/14/48	221,552
	300,000	4.250	(c)	11/21/49	354,486
	Bausch Health Cos., Inc.(c)
	1,050,000	5.250		01/30/30	1,031,625
	Cigna Corp.
	2,225,000	2.400		03/15/30	2,305,968
	CVS Health Corp.
	975,000	4.250		04/01/50	1,142,427
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(c)
	535,000	7.250		08/15/26	543,694

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Par Pharmaceutical, Inc.(c)
$480,000	7.500%	04/01/27	$502,800
Zoetis, Inc.
150,000	4.450	08/20/48	196,329

			15,898,649

Pipelines(d) – 2.6%
Buckeye Partners LP
1,145,000	4.350	10/15/24	1,124,962
1,962,000	3.950	12/01/26	1,829,565
Cheniere Energy Partners LP
2,000,000	4.500	10/01/29	2,047,500
Energy Transfer Operating LP
6,075,000	3.600	02/01/23	6,255,184
EQM Midstream Partners LP
1,055,000	4.750	07/15/23	1,047,087
Genesis Energy LP/Genesis Energy Finance Corp.
595,000	6.000	05/15/23	539,963
2,620,000	7.750	02/01/28	2,253,200
Global Partners LP/GLP Finance Corp.
445,000	7.000	08/01/27	452,788
Plains All American Pipeline LP/PAA Finance Corp.
4,925,000	3.600	11/01/24	5,071,765
Sabine Pass Liquefaction LLC
800,000	5.625	04/15/23	876,168
5,550,000	5.625	03/01/25	6,350,643
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
320,000	5.000	01/15/28	312,000

			28,160,825

Real Estate Investment Trust(d) – 2.1%
Crown Castle International Corp.
875,000	3.300	07/01/30	958,282
525,000	4.150	07/01/50	601,162
Easy Tactic Ltd.
200,000	8.625	02/27/24	171,688
Iron Mountain, Inc.(c)
2,085,000	5.250	07/15/30	2,173,612
3,230,000	4.500	02/15/31	3,205,775
Kaisa Group Holdings Ltd.
230,000	11.250	04/16/25	225,055
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,358,507
National Retail Properties, Inc.
560,000	3.900	06/15/24	604,968
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
1,585,000	9.375	04/01/27	1,640,475
SBA Communications Corp.
2,935,000	4.000	10/01/22	2,953,344
Simon Property Group LP
899,000	2.750	06/01/23	939,356
Spirit Realty LP
3,750,000	3.200	01/15/27	3,726,825
Starwood Property Trust, Inc.
1,550,000	5.000	12/15/21	1,530,625

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
Sunac China Holdings Ltd.
240,000	8.350	04/19/23	244,425
VICI Properties LP/VICI Note Co., Inc.(c)
718,000	3.500	02/15/25	713,512
WP Carey, Inc.
370,000	4.600	04/01/24	410,053
345,000	4.000	02/01/25	376,278
Yuzhou Group Holdings Co. Ltd.
200,000	7.700	02/20/25	201,000

			23,034,942

Retailing(d) – 1.9%
Asbury Automotive Group, Inc.(c)
123,000	4.500	03/01/28	123,615
Beacon Roofing Supply, Inc.(c)
1,635,000	4.875	11/01/25	1,594,125
Burlington Coat Factory Warehouse Corp.(c)
2,670,000	6.250	04/15/25	2,810,175
eG Global Finance PLC(c)
1,413,000	6.750	02/07/25	1,443,026
1,000,000	8.500	10/30/25	1,043,750
Group 1 Automotive, Inc.(c)
631,000	4.000	08/15/28	619,957
IRB Holding Corp.(c)
1,237,000	7.000	06/15/25	1,318,951
Lowe’s Cos., Inc.
875,000	5.000	04/15/40	1,150,870
Penske Automotive Group, Inc.
1,750,000	3.500	09/01/25	1,741,250
PetSmart, Inc.(c)
485,000	7.125	03/15/23	489,244
565,000	5.875	06/01/25	575,594
485,000	8.875	06/01/25	500,763
Staples, Inc.(c)
460,000	7.500	04/15/26	425,500
1,555,000	10.750	04/15/27	1,245,944
Walgreens Boots Alliance, Inc.
5,350,000	4.100	04/15/50	5,334,057
Yum! Brands, Inc.(c)
72,000	7.750	04/01/25	79,560

			20,496,381

Semiconductors(d) – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3,072,000	3.875	01/15/27	3,402,179
116,000	3.500	01/15/28	125,486
Broadcom, Inc.
9,100,000	4.250	04/15/26	10,250,968
275,000	4.750	04/15/29	319,520
NXP B.V./NXP Funding LLC(c)
1,975,000	4.875	03/01/24	2,210,025

			16,308,178

Software(d) – 1.3%
Camelot Finance SA(c)
2,750,000	4.500	11/01/26	2,801,562

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – (continued)
	Castle US Holding Corp.(c)
	$1,085,000	9.500%		02/15/28	$1,030,750
	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(c)
	2,902,000	5.750		03/01/25	2,923,765
	Fidelity National Information Services, Inc.
EUR	1,600,000	0.750		05/21/23	1,911,037
	2,100,000	1.500		05/21/27	2,620,411
	PTC, Inc.(c)
	$672,000	3.625		02/15/25	682,080
	Solera LLC/Solera Finance, Inc.(c)
	1,000,000	10.500		03/01/24	1,042,500
	The Dun & Bradstreet Corp.(c)
	249,000	10.250		02/15/27	282,615
	Veritas US, Inc./Veritas Bermuda Ltd.(c)
	475,000	7.500		02/01/23	476,188

					13,770,908

Telecommunication Services – 4.6%
	Altice France Holding SA(c)(d)
	1,865,000	10.500		05/15/27	2,063,156
	Altice France SA(c)(d)
	420,000	8.125		02/01/27	457,800
	460,000	5.500		01/15/28	464,600
	AT&T, Inc.(d)
	5,750,000	4.125		02/17/26	6,583,520
	1,025,000	1.650		02/01/28	1,025,523
	3,850,000	4.350		03/01/29	4,522,403
	1,250,000	2.250		02/01/32	1,252,500
	CenturyLink, Inc.
	1,680,000	5.800		03/15/22	1,745,100
	445,000	5.625	(d)	04/01/25	474,481
	465,000	5.125	(c)(d)	12/15/26	474,881
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.(c)(d)
	1,089,262	8.750		05/25/24	1,097,432
	434,839	8.000		12/31/26	339,174
	(PIK 7.000%, Cash 6.000%)
	551,716	13.000	(e)	12/31/25	497,751
	Intelsat Jackson Holdings SA(c)(d)(f)
	2,900,000	8.000		02/15/24	2,936,250
	SoftBank Group Corp.(d)
	2,175,000	4.750		09/19/24	2,221,219
	Sprint Capital Corp.
	1,610,000	8.750		03/15/32	2,366,700
	T-Mobile USA, Inc.(c)(d)
	2,575,000	3.500		04/15/25	2,824,981
	5,000,000	3.750		04/15/27	5,596,795
	Telecom Italia Capital SA
	950,000	7.200		07/18/36	1,199,375
	315,000	7.721		06/04/38	416,588
	Verizon Communications, Inc.
	6,300,000	4.125		03/16/27	7,439,859
	1,612,000	4.329		09/21/28	1,956,323
	925,000	3.150	(d)	03/22/30	1,043,853
	525,000	5.012		04/15/49	751,018
	475,000	4.000	(d)	03/22/50	583,333

					50,334,615

Corporate Obligations – (continued)
Toys/Games/Hobbies(c)(d) – 0.1%
	Mattel, Inc.
	1,310,000	5.875		12/15/27	1,408,250

Transportation(d) – 0.5%
	CSX Corp.
	5,100,000	2.400		02/15/30	5,451,696

Water(b)(d) – 0.5%
	Thames Water Utilities Finance PLC(-1x3M GBP LIBOR + 7.970%)
	GBP 3,975,000	5.750		09/13/30	5,412,574

	TOTAL CORPORATE OBLIGATIONS
	(Cost $597,049,307)				$573,938,501

Mortgage-Backed Obligations – 61.4%
Collateralized Mortgage Obligations – 11.0%
Interest Only(g) – 4.5%
	FHLMC REMIC Series 3753, Class SK(b) (-1x1M USD LIBOR + 6.050%)
	$3,126,661	5.898%		11/15/38	$74,077
	FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
	2,421,096	5.848		05/15/41	414,779
	FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
	8,483,682	5.948		05/15/45	1,770,326
	FHLMC REMIC Series 4989, Class EI
	2,021,778	4.000		07/25/50	265,340
	FHLMC REMIC Series 4991, Class IE
	19,076,691	5.000		07/25/50	2,400,994
	FHLMC REMIC Series 5002, Class SJ(b) (-1x1M USD LIBOR + 6.100%)
	13,789,416	5.948		07/25/50	2,555,146
	FHLMC REMIC Series 5009, Class DI
	6,572,685	2.000		09/25/50	555,836
	FHLMC REMIC Series 5012, Class DI
	4,050,190	4.000		09/25/50	547,685
	FHLMC REMIC Series 5020, Class IH(h)
	980,000	3.000		08/25/50	103,382
	FHLMC STRIPS Series 304, Class C45
	14,226,035	3.000		12/15/27	821,569
	FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
	6,152,651	6.302		10/25/41	1,010,457
	FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
	6,002,055	6.522		07/25/42	1,067,692
	FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
	2,305,047	6.002		01/25/48	387,061
	FNMA REMIC Series 2017-69, Class SG(b) (-1x1M USD LIBOR + 6.150%)
	3,067,731	6.002		09/25/47	559,313
	FNMA REMIC Series 2017-86, Class SB(b) (-1x1M USD LIBOR + 6.150%)
	2,584,186	6.002		11/25/47	467,729

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2020-45, Class EI
$3,204,884	5.000%	07/25/50	$479,729
FNMA REMIC Series 2020-60, Class KI
12,267,682	2.000	09/25/50	1,047,182
FNMA REMIC Series 2020-60, Class NI
3,761,429	4.000	09/25/50	625,764
GNMA REMIC Series 2010-35, Class DS(b) (-1x1M USD LIBOR + 5.680%)
6,100,068	5.524	03/20/40	1,071,184
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
8,100,574	5.784	07/20/40	1,781,121
GNMA REMIC Series 2013-103, Class DS(b) (-1x1M USD LIBOR + 6.150%)
7,395,927	5.994	07/20/43	1,476,998
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
10,152,740	5.994	04/20/43	1,612,789
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
64,091	5.944	09/20/43	12,611
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
180,445	5.944	06/20/43	35,018
GNMA REMIC Series 2014-11, Class NI
4,659,634	4.500	12/16/42	340,612
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
12,189,756	5.944	10/20/43	1,704,812
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
6,474,116	5.444	09/20/44	1,144,107
GNMA REMIC Series 2014-180, Class PI
6,618,896	4.000	08/20/44	789,300
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
7,997,124	6.044	08/20/45	1,427,601
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
5,155,965	6.044	09/20/45	920,414
GNMA REMIC Series 2015-129, Class IC
2,435,594	4.500	09/16/45	361,219
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
2,819,070	5.544	09/20/45	460,207
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
4,072,959	5.544	09/20/45	636,239
GNMA REMIC Series 2015-144, Class QS(b) (-1x1M USD LIBOR + 5.700%)
8,886,836	5.544	10/20/45	1,574,149
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
14,956,130	6.044	11/20/45	2,961,761
GNMA REMIC Series 2015-95, Class GI
24,303,050	4.500	07/16/45	4,272,695

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
10,833,169	5.494	01/20/46	1,942,987
GNMA REMIC Series 2017-112, Class SJ(b) (-1x1M USD LIBOR + 5.660%)
2,536,737	5.504	07/20/47	389,746
GNMA REMIC Series 2018-105, Class SC(b) (-1x1M USD LIBOR + 6.200%)
2,219,981	6.044	08/20/48	342,840
GNMA REMIC Series 2018-122, Class HS(b) (-1x1M USD LIBOR + 6.200%)
1,771,247	6.044	09/20/48	324,915
GNMA REMIC Series 2018-124, Class SN(b) (-1x1M USD LIBOR + 6.200%)
3,294,369	6.044	09/20/48	603,470
GNMA REMIC Series 2018-139, Class SQ(b) (-1x1M USD LIBOR + 6.150%)
3,239,132	5.994	10/20/48	495,945
GNMA REMIC Series 2018-147, Class SA(b) (-1x1M USD LIBOR + 6.200%)
2,398,857	6.044	10/20/48	405,096
GNMA REMIC Series 2018-79, Class SD(b) (-1x1M USD LIBOR + 6.200%)
1,219,236	6.044	06/20/48	198,640
GNMA REMIC Series 2019-151, Class NI
8,023,063	3.500	10/20/49	693,977
GNMA REMIC Series 2019-97, Class SC(b) (-1x1M USD LIBOR + 6.100%)
2,587,691	5.944	08/20/49	404,306
GNMA REMIC Series 2020-61, Class SF(b) (-1x1M USD LIBOR + 6.440%)
9,927,399	6.284	07/20/43	1,944,506
GNMA REMIC Series 2020-78, Class SD(b) (-1x1M USD LIBOR + 6.150%)
15,441,295	5.994	06/20/50	2,458,274
GNMA Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
2,742,945	5.544	01/20/48	454,508

			48,396,108

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
284,674	0.502	10/15/36	286,616
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
174,243	0.552	12/15/36	175,697
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
259,151	0.752	09/15/37	263,389
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
143,449	1.002	06/15/39	146,027
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
424,551	0.522	03/15/41	427,669

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
$535,084	0.548%	06/25/36	$539,728
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
601,435	0.548	08/25/36	606,430
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
617,422	0.548	08/25/36	622,723
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
774,129	0.498	04/25/37	778,405
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
217,042	0.598	08/25/37	219,265
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
72,030	1.248	10/25/39	73,691

			4,139,640

Sequential Fixed Rate – 0.4%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
346,552	5.500	02/25/36	319,226
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
566,516	6.000	06/25/36	538,312
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,046,768	6.500	07/25/36	975,901
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
881,533	6.000	08/25/36	770,713
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,823,302	6.000	10/25/37	2,172,435

			4,776,587

Sequential Floating Rate(b) – 5.7%
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
8,443,691	0.346	10/20/36	7,352,213
Banc of America Funding Trust Series 2007-2, Class 2A1
29,436	4.112	03/25/37	29,982
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(c) (1M USD LIBOR + 2.300%)
2,573,605	2.448	08/25/31	2,557,560
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(c) (1M USD LIBOR + 2.150%)
232,033	2.298	09/25/31	231,422
Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1(c) (1M USD LIBOR + 3.750%)
1,140,000	3.898	09/25/39	961,371
Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1(c) (1M USD LIBOR + 3.400%)
570,000	3.548	10/25/39	484,566
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
420,290	0.648	07/25/35	293,856

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
525,649	0.948	12/25/35	428,728
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
325,858	0.318	11/25/36	346,611
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
2,807,053	0.648	08/25/37	2,089,063
FHLMC STACR REMIC Trust Series 2019-DNA3, Class B1(c) (1M USD LIBOR + 3.250%)
1,335,000	3.398	07/25/49	1,235,534
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(c) (1M USD LIBOR + 1.700%)
3,712,000	1.848	01/25/50	3,629,501
FHLMC STACR Remic Trust Series 2020-DNA2, Class M2(c) (1M USD LIBOR + 1.850%)
1,635,000	1.998	02/25/50	1,591,260
FHLMC STACR Remic Trust Series 2020-DNA3, Class B1(c) (1M USD LIBOR + 5.100%)
1,205,000	5.248	06/25/50	1,229,839
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(c) (1M USD LIBOR + 6.000%)
644,000	6.148	08/25/50	664,104
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(c) (1M USD LIBOR + 3.750%)
655,000	3.898	08/25/50	661,765
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(c) (1M USD LIBOR + 3.150%)
335,000	3.302	09/25/50	335,897
FHLMC STACR Series 2019-HQA3, Class B1(c) (1M USD LIBOR + 3.000%)
1,350,000	3.148	09/25/49	1,224,515
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M3 (1M USD LIBOR + 3.900%)
417,954	4.048	12/25/27	424,568
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M3 (1M USD LIBOR + 4.700%)
1,310,318	4.848	04/25/28	1,364,909
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M3 (1M USD LIBOR + 5.550%)
1,975,855	5.725	07/25/28	2,085,949
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3 (1M USD LIBOR + 4.650%)
1,781,285	4.798	10/25/28	1,848,252
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
282,019	5.148	12/25/28	294,450
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
2,085,727	2.398	07/25/30	2,059,891
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
1,490,290	6.898	08/25/28	1,578,930

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
	FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
	$2,353,203	5.448%	10/25/28	$2,475,807
	FNMA Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	246,278	5.398	10/25/23	239,867
	FNMA Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	542,160	4.548	01/25/24	503,045
	FNMA Series 2018-C01, Class 1B1 (1M USD LIBOR + 3.550%)
	835,000	3.698	07/25/30	775,406
	Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.260%)
	2,698,012	0.408	06/25/35	2,343,224
	Lehman XS Trust Series 2007-5H, Class 3A4
	3,467,414	2.767	05/25/37	3,199,328
	London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	4,797,516	0.923	11/15/49	6,165,393
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$1,220,214	1.819	12/25/46	2,015,217
	Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	360,546	1.869	12/25/46	638,535
	Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
	957,847	0.348	05/25/47	1,028,635
	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.240%)
	1,123,623	0.388	12/25/36	1,036,925
	Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	2,644,701	2.019	01/25/46	2,276,854
	Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.270%)
	1,643,657	0.418	02/25/46	1,090,023
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	3,063,787	1.819	09/25/46	2,729,799
	Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
	122,741	0.353	09/25/46	115,899

				61,638,693

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$118,951,028

Commercial Mortgage-Backed Securities – 1.8%
Sequential Fixed Rate – 1.3%
	Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(c)
	$1,100,000	3.000%	07/15/49	$854,403
	BANK Series 2018-BK15, Class D(c)
	780,000	3.000	11/15/61	575,958
	BANK Series 2018-BN13, Class D(c)
	750,000	3.000	08/15/61	505,720

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
	Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
	1,200,000	2.500	11/15/52	776,769
	Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(c)
	1,000,000	3.000	09/15/50	698,090
	Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D(c)
	1,500,000	2.600	02/15/53	1,152,150
	COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(c)
	800,000	3.000	09/10/50	588,755
	COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D(c)
	300,000	2.500	08/15/57	226,979
	CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(c)
	878,000	2.500	03/15/53	589,343
	CSMC Trust Series 2014-USA, Class E(c)
	3,550,000	4.373	09/15/37	2,556,250
	GS Mortgage Securities Trust Series 2019-GC42, Class D(c)
	250,000	2.800	09/01/52	207,340
	JPMBD Commercial Mortgage Series 2017-C7, Class D(c)
	660,000	3.000	10/15/50	498,256
	Morgan Stanley Capital I Trust Series 2018-L1, Class D(c)
	900,000	3.000	10/15/51	762,321
	Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(c)
	756,000	3.250	01/15/60	541,082
	Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(c)
	800,000	2.500	02/15/53	641,056
	WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	2,500,000	4.697	04/15/45	2,570,958

				13,745,430

Sequential Floating Rate(b) – 0.5%
	BANK 2018-BNK10 Series 2018-BN10, Class D(c)
	500,000	2.600	02/15/61	325,514
	Barclays Commercial Mortgage Trust Series 2017-C1 Class D(c)
	550,000	3.674	02/15/50	419,029
	CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(c)
	650,000	5.054	11/15/51	549,007
	DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(c)
	1,000,000	3.501	05/10/49	700,936
	DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(c)
	1,100,000	3.375	06/10/50	956,055
	GNMA REMIC Series 2018-67, Class PS(d) (-1x1M USD LIBOR + 6.200%)
	4,871,828	6.044	05/20/48	794,695
	GNMA REMIC Series 2019-1, Class SN(d) (-1x1M USD LIBOR + 6.050%)
	3,353,946	5.894	01/20/49	500,766
	GNMA REMIC Series 2019-4, Class SJ(d) (-1x1M USD LIBOR + 6.050%)
	5,377,506	5.894	01/20/49	858,932

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
GNMA REMIC Series 2019-6, Class SA(d) (-1x1M USD LIBOR + 6.050%)
$1,031,964	5.894%	01/20/49		$158,863
GNMA REMIC Series 2019-69, Class S(d) (-1x1M USD LIBOR + 3.270%)
2,765,873	3.114	06/20/49		223,251
GNMA REMIC Series 2019-78, Class SE(d) (-1x1M USD LIBOR + 6.100%)
2,147,513	5.944	06/20/49		331,362

				5,818,410

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$19,563,840

Federal Agencies – 48.6%
FHLMC – 0.1%
$14,149	5.000%	01/01/33		$16,182
356	5.000	03/01/33		408
7,663	5.000	04/01/33		8,780
784	5.000	05/01/33		898
2,717	5.000	06/01/33		3,112
21,316	5.000	07/01/33		24,423
31,727	5.000	08/01/33		36,334
3,590	5.000	09/01/33		4,101
6,615	5.000	10/01/33		7,579
15,248	5.000	11/01/33		17,469
7,493	5.000	12/01/33		8,586
6,365	5.000	01/01/34		7,293
22,425	5.000	02/01/34		25,723
9,570	5.000	03/01/34		11,014
18,491	5.000	04/01/34		21,297
23,822	5.000	05/01/34		27,304
334,536	5.000	06/01/34		383,516
6,505	5.000	11/01/34		7,492
87,851	5.000	04/01/35		100,657
3,122	5.000	11/01/35		3,577

				715,745

GNMA – 37.1%
17,211,014	5.000	12/20/48		18,703,703
14,008,220	4.500	01/20/49		15,104,971
138,000,000	2.000	TBA - 30yr	(i)	143,253,848
166,000,000	2.500	TBA - 30yr	(i)	174,174,778
48,000,000	4.500	TBA - 30yr	(i)	51,430,301

				402,667,601

UMBS – 0.0%
8,535	5.500	05/01/25		8,707
32,107	4.500	08/01/37		35,893
7,045	4.500	04/01/39		7,913
11,162	4.000	08/01/39		12,302
5,793	4.000	09/01/39		6,385
35,229	4.500	10/01/39		39,625
4,371	4.500	05/01/41		4,894
18,279	4.500	06/01/41		20,463
25,716	4.500	08/01/41		28,780
6,239	4.500	10/01/41		6,984

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
2,927	4.500	11/01/42		3,257
30,752	4.500	12/01/43		34,503

				209,706

UMBS, 30 Year, Single Family(i) – 11.4%
42,000,000	2.000	TBA - 30yr		43,346,205
74,000,000	5.000	TBA - 30yr		81,070,722

				124,416,927

TOTAL FEDERAL AGENCIES				$528,009,979

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $656,878,920)				$666,524,847

Asset-Backed Securities(b) – 17.1%
Collateralized Loan Obligations(c) – 9.7%
ACIS CLO Ltd. Series 2014-4A, Class A (3M USD LIBOR + 1.420%)
$11,182,881	1.671%	05/01/26		$11,164,463
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
4,800,000	2.821	04/15/33		4,758,317
Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
2,750,000	2.857	07/20/30		2,758,899
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
1,800,000	3.337	07/20/30		1,778,218
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
9,000,000	2.422	04/15/33		8,928,432
Greywolf CLO III Ltd. Series 2020-3RA, Class BR (3M USD LIBOR + 2.450%)
6,000,000	2.708	04/15/33		5,769,924
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
25,900,000	1.622	01/20/33		25,660,684
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,800,000	1.999	07/20/31		5,812,075
Halseypoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
5,400,000	3.089	07/20/31		5,448,362
Halseypoint CLO 2 Ltd. Series 2020-2A, Class C (3M USD LIBOR + 3.530%)
2,800,000	3.669	07/20/31		2,810,783
Mill City Mortgage Loan Trust Series 2017-2, Class A3
1,159,671	2.913	07/25/59		1,212,204
OCP CLO Ltd. Series 2014-5A, Class A2R (3M USD LIBOR + 1.400%)
2,950,000	1.645	04/26/31		2,882,731
OCP CLO Ltd. Series 2014-5A, Class BR (3M USD LIBOR + 1.800%)
2,200,000	2.045	04/26/31		2,091,740

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – 17.1%
Collateralized Loan Obligations(c) – (continued)
	OCP CLO Ltd. Series 2015-8A, Class A2AR (3M USD LIBOR + 1.450%)
	$850,000	1.723%		04/17/27	$846,978
	Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
	3,947,000	1.332		06/15/36	3,889,170
	OZLM XV Ltd. Series 2016-15A, Class A2AR (3M USD LIBOR + 1.750%)
	1,500,000	2.022		04/20/33	1,477,681
	TCW CLO Ltd. Series 2020-1A, Class C (3M USD LIBOR + 4.300%)
	4,250,000	5.060		04/20/28	4,253,927
	TICP CLO VII Ltd. Series 2017-7A, Class BR (3M USD LIBOR + 1.700%)
	2,300,000	1.975		04/15/33	2,269,040
	Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
	6,200,000	2.025		04/15/33	6,064,319
	Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
	3,900,000	1.335		04/15/31	3,836,052
	Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
	2,225,000	2.917		07/28/30	2,240,157

					105,954,156

Home Equity – 0.3%
	Lehman XS Trust Series 2007-3, Class 1BA2(6M USD LIBOR + 0.500%)
	144,974	0.810		03/25/37	131,798
	Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
	777,202	0.318		11/25/36	230,168
	Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
	3,358,359	0.363		03/25/37	2,737,524

					3,099,490

Student Loan – 7.1%
	Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
	17,780,852	0.848		07/25/56	17,412,165
	Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
	18,703,011	0.997		10/28/41	18,189,288
	SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	10,355,636	0.995		04/25/23	10,090,038
	SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	11,149,958	1.245		10/25/21	10,743,909
	SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	15,450,985	1.345		07/25/23	14,896,804

Asset-Backed Securities(b) – 17.1%
Student Loan – (continued)
	South Texas Higher Education Authority, Inc. Series 2013-1, Class A1 (1M USD LIBOR + 0.600%)
	5,594,780	0.757		12/03/29	5,385,169

					76,717,373

	TOTAL ASSET-BACKED SECURITIES (Cost $186,989,454)				$185,771,019

Foreign Debt Obligations – 1.9%
Sovereign – 1.9%
	Dominican Republic
DOP	30,000,000	18.500%		02/04/28	$744,065
	$700,000	4.500	(c)	01/30/30	685,781
	2,110,000	5.875	(c)	01/30/60	1,991,313
	Qatar Government International Bond(c)
	470,000	3.750		04/16/30	544,319
	Republic of Egypt(c)
	2,790,000	4.550		11/20/23	2,788,256
	Republic of Indonesia
	5,310,000	4.450		02/11/24	5,874,187
	Republic of Qatar(c)
	480,000	4.400		04/16/50	618,600
	Republic of Romania
EUR	1,620,000	3.624	(c)	05/26/30	2,146,287
	$480,000	3.000	(c)	02/14/31	492,600
EUR	230,000	2.000	(c)	01/28/32	265,703
	200,000	3.375	(c)	01/28/50	238,887
	120,000	3.375		01/28/50	143,332
	$1,660,000	4.000	(c)	02/14/51	1,708,244
	Republic of South Africa
	670,000	5.750		09/30/49	567,197
	Republic of Turkey
	390,000	5.250		03/13/30	346,247
	Ukraine Government Bond(c)
EUR	1,550,000	4.375		01/27/30	1,481,097
	$380,000	7.253		03/15/33	348,650

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $20,291,277)				$20,984,765

Municipal Debt Obligations – 0.9%
Illinois – 0.9%
	Illinois State GO Bonds Build America Series 2010(d)
	$4,470,000	7.350%		07/01/35	$5,064,287
	Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,325,325

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $9,158,538)				$9,389,612

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(j) – 0.1%
United States Treasury Bond
$10,000	2.750%	11/15/47	$12,994
United States Treasury Note
1,270,000	2.750	02/28/25	1,409,799

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,275,122)			$1,422,793

Units	Expiration Date	Value

Warrant(f) – 0.0%
True Religion Warrant
2,355	10/27/22	$—
True Religion Warrant 2
8,897	10/27/22	—

TOTAL WARRANT
(Cost $—)		$—

Shares	Description	Value

Exchange Traded Fund(k) – 2.0%
439,970	Goldman Sachs Access High Yield Corporate Bond ETF	$21,292,260
(Cost $21,288,603)

Shares	Dividend Rate	Value

Investment Company(k) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,347,706	0.027%	$12,347,706
(Cost $12,347,706)

TOTAL INVESTMENTS – 139.5%
(Cost $1,529,977,313)		$1,514,996,389

LIABILITIES IN EXCESS OF OTHER ASSETS – (39.5)%		(428,743,458)

NET ASSETS – 100.0%		$1,086,252,931

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $493,275,854 which represents approximately 45.4% of the Fund’s net assets as of September 30, 2020.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDO	—Collateralized Debt Obligation
CDOR	—Canadian Dollar Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
MTA	—Monthly Treasury Average
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PI	—Private Investment
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS – At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Intelsat Jackson Holdings SA, due 07/13/22	$275,583	$279,945	$4,362

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	3,784,639	USD	2,701,312	10/01/20	$9,440
	CAD	1,452,820	CHF	999,467	12/16/20	3,729
	CAD	9,548,885	USD	7,022,446	10/05/20	148,925
	CAD	5,760,109	USD	4,317,036	12/16/20	10,410
	CLP	3,805,978,808	USD	4,832,065	11/16/20	18,137
	CNH	126,253,354	USD	18,369,607	12/16/20	140,978
	COP	6,681,685,616	USD	1,738,749	10/05/20	6,721
	COP	4,447,259,578	USD	1,144,578	11/20/20	14,408
	EUR	898,181	CHF	964,766	12/16/20	4,983
	EUR	927,658	CZK	25,113,560	12/16/20	474
	EUR	937,256	PLN	4,250,641	12/16/20	944
	EUR	3,633,339	SEK	37,821,379	12/16/20	40,191
	EUR	10,385,840	USD	12,123,387	12/16/20	75,337

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	GBP	3,986,783	EUR	4,338,736	12/16/20	$50,928
	GBP	18,164,096	USD	23,302,936	12/16/20	147,222
	GBP	1,960,774	USD	2,525,688	01/13/21	6,332
	ILS	11,332,945	USD	3,299,772	12/16/20	12,415
	INR	1,035,069,504	USD	13,824,698	10/28/20	207,412
	JPY	116,688,646	AUD	1,511,550	12/16/20	24,757
	JPY	2,551,577,816	USD	24,077,671	12/16/20	142,485
	KRW	1,295,706,625	USD	1,105,024	11/02/20	6,202
	MXN	61,291,795	USD	2,710,119	12/16/20	37,303
	NZD	1,664,214	USD	1,091,774	12/16/20	9,110
	PLN	22,657,000	USD	5,832,012	10/07/20	29,553
	RUB	104,288,845	USD	1,321,202	11/17/20	15,359
	TWD	97,950,603	USD	3,368,756	11/09/20	33,583
	USD	24,827,866	AUD	34,078,742	12/16/20	413,770
	USD	18,273,613	CAD	23,981,781	12/16/20	256,621
	USD	6,370,022	CHF	5,768,957	12/16/20	91,533
	USD	3,319,105	CLP	2,575,008,923	11/16/20	37,608
	USD	3,212,419	CLP	2,488,270,654	12/17/20	40,326
	USD	4,325,300	CNH	29,484,107	12/16/20	2,500
	USD	1,100,899	COP	4,127,986,048	10/05/20	22,537
	USD	1,323,622	COP	5,001,702,078	11/20/20	20,144
	USD	17,255,059	EUR	14,641,661	11/09/20	74,261
	USD	14,707,239	EUR	12,412,512	12/16/20	128,079
	USD	29,033,620	GBP	22,094,329	12/16/20	509,463
	USD	1,371,484	IDR	20,210,182,335	11/05/20	15,967
	USD	1,102,680	ILS	3,762,123	12/16/20	3,155
	USD	2,787,484	MXN	60,388,330	12/10/20	78,677
	USD	2,206,029	MXN	48,900,499	12/16/20	14,050
	USD	10,508,040	NOK	93,723,960	12/16/20	457,699
	USD	9,242,764	NZD	13,784,252	12/16/20	124,429
	USD	2,193,634	PLN	8,410,962	12/16/20	17,180
	USD	9,888,312	RUB	748,415,086	11/17/20	296,656
	USD	11,540,305	SEK	101,091,389	12/16/20	241,153
	USD	1,914,760	TRY	14,647,413	10/19/20	26,654
	USD	5,161,616	TRY	38,797,944	10/23/20	166,660
	USD	1,012,214	TRY	7,656,386	11/10/20	31,544
	USD	3,095,627	ZAR	52,031,284	12/17/20	18,309
	ZAR	81,430,173	USD	4,745,028	12/17/20	71,048

TOTAL						$4,357,361

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	1,509,190	CAD	1,450,860	12/16/20	$(8,812)
	AUD	25,286,444	USD	18,415,415	12/16/20	(300,147)
	CAD	10,492,820	USD	7,984,724	12/16/20	(101,695)
	CHF	2,904,414	EUR	2,698,129	12/16/20	(8,156)
	CHF	4,871,713	USD	5,351,344	12/16/20	(49,345)
	CNH	37,110,611	USD	5,454,461	12/16/20	(13,505)
	COP	13,728,156,048	USD	3,741,176	10/05/20	(154,942)

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	CZK	24,814,536	USD	1,101,808	12/16/20	$(25,666)
	EUR	1,491,347	GBP	1,366,657	12/16/20	(12,711)
	EUR	927,658	HUF	340,079,459	12/16/20	(5,971)
	EUR	2,313,473	NOK	25,660,144	12/16/20	(34,326)
	EUR	935,306	SEK	9,945,016	12/16/20	(13,004)
	EUR	4,857,334	USD	5,750,323	11/09/20	(50,637)
	EUR	30,257,096	USD	35,832,885	12/16/20	(294,308)
	GBP	2,762,346	USD	3,579,742	12/16/20	(13,505)
	IDR	24,649,309,088	USD	1,665,156	11/05/20	(11,904)
	ILS	7,539,651	USD	2,204,673	12/16/20	(1,122)
	JPY	459,744,617	EUR	3,742,755	12/16/20	(32,064)
	JPY	215,086,932	USD	2,042,747	12/16/20	(1,093)
	KRW	1,275,947,264	USD	1,097,992	11/02/20	(3,712)
	MXN	58,873,000	USD	2,717,884	12/10/20	(77,049)
	MXN	105,765,330	USD	4,873,538	12/16/20	(132,576)
	NOK	237,555,233	USD	26,553,457	12/16/20	(1,079,596)
	NZD	1,648,860	EUR	929,459	12/16/20	(972)
	NZD	1,269,260	USD	849,183	12/16/20	(9,563)
	PLN	3,889,517	EUR	872,867	12/16/20	(18,762)
	PLN	3,879,313	USD	1,036,455	12/16/20	(32,629)
	RUB	412,540,189	USD	5,502,721	11/17/20	(215,624)
	SEK	28,767,920	EUR	2,765,653	12/16/20	(32,968)
	SEK	43,806,837	USD	4,979,773	12/16/20	(83,410)
	TRY	19,100,914	USD	2,596,600	10/23/20	(137,495)
	TWD	63,109,908	USD	2,192,108	10/26/20	(4,332)
	TWD	62,567,670	USD	2,200,000	11/09/20	(26,696)
	USD	6,083,664	AUD	8,651,519	12/16/20	(114,305)
	USD	6,997,181	CAD	9,534,023	10/05/20	(163,028)
	USD	5,052,573	CAD	6,769,478	12/16/20	(33,188)
	USD	1,386,947	CLP	1,090,248,045	11/16/20	(2,425)
	USD	5,480,893	CNH	37,605,526	12/16/20	(32,625)
	USD	4,229,927	COP	16,281,855,614	10/05/20	(23,416)
	USD	1,096,193	CZK	25,320,525	12/16/20	(1,893)
	USD	1,095,360	EUR	936,817	12/16/20	(4,982)
	USD	5,389,257	GBP	4,212,083	12/16/20	(48,615)
	USD	13,388,274	GBP	10,393,751	01/13/21	(33,562)
	USD	3,269,922	ILS	11,273,574	12/16/20	(24,911)
	USD	8,745,153	INR	659,776,976	10/28/20	(199,235)
	USD	10,882,239	JPY	1,149,794,717	12/16/20	(31,872)
	USD	5,358,300	KRW	6,289,941,338	11/02/20	(36,090)
	USD	14,164,672	NOK	133,870,777	12/16/20	(190,750)
	USD	3,966,377	NZD	6,066,107	12/16/20	(46,376)
	USD	5,595,458	PLN	21,738,000	10/07/20	(28,354)
	USD	2,561,277	RUB	202,531,310	11/17/20	(34,356)
	USD	3,742,596	SEK	34,168,217	12/16/20	(76,442)
	USD	10,752,477	TWD	311,764,963	11/09/20	(76,757)
	USD	2,187,586	ZAR	37,464,767	12/17/20	(28,217)
	ZAR	29,089,145	USD	1,770,759	12/07/20	(48,095)
	ZAR	18,237,565	USD	1,104,236	12/17/20	(25,601)

TOTAL						$(4,293,392)

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACT — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family (Proceeds Receivable: $(6,252,188))	2.000%	TBA - 30yr	10/14/20	$(6,000,000)	$(6,204,971)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year U.S. Treasury Notes	1,033	12/21/20	$144,135,781	$33,104
20 Year U.S. Treasury Bonds	191	12/21/20	33,669,719	97,807

Total				$130,911
Short position contracts:
Australian 10 Year Government Bonds	(11)	12/15/20	(1,177,028)	(496)
Eurodollars	(3)	12/14/20	(748,163)	(13,909)
Ultra Long U.S. Treasury Bonds	(145)	12/21/20	(32,162,813)	(28,711)
Ultra 10 Year U.S. Treasury Notes	(533)	12/21/20	(85,238,359)	35,493
2 Year U.S. Treasury Notes	(1,753)	12/31/20	(387,344,524)	(193,638)
5 Year U.S. Treasury Notes	(3,013)	12/31/20	(379,732,156)	(330,907)

Total				$(532,168)

TOTAL FUTURES CONTRACTS				$(401,257)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M LIBOR(a)	1.000%(b)	12/16/27	CHF	95,300	(c)	$(185,861)	$(375,502)	$189,641
6M LIBOR(a)	1.000(b)	12/16/22	EUR	36,540	(c)	(12,253)	(49,299)	37,046
6M LIBOR(a)	1.000(b)	12/16/30		109,830	(c)	484,535	(30,238)	514,773
3M STIBOR(d)	0.000(b)	12/16/25	SEK	868,030	(c)	(371,526)	(326,237)	(45,289)
6M EURO(a)	0.050(b)	05/21/30	EUR	67,850	(c)	505,649	(287,491)	793,140
3M NZDOR(d)	0.500(a)	12/16/30	NZD	8,050	(c)	(17,657)	(27,764)	10,107
6M AUDOR(a)	0.553(a)	05/16/25	AUD	245,910	(c)	1,049,506	(734,874)	1,784,380
3M NIBOR(a)	0.750(b)	12/16/25	NOK	1,646,270	(c)	1,055,007	250,145	804,862
6M WIBOR(a)	0.750(b)	12/16/25	PLN	32,430	(c)	90,601	(6,856)	97,457
6M CDOR(a)	0.810(a)	09/30/24	CAD	125,250		11,194	11,258	(64)
6M CDOR(a)	0.840(a)	06/24/24		395,080	(c)	380,022	164,656	215,366
3M LIBOR(d)	0.845(a)	04/10/50		$20,530	(c)	(332,730)	739	(333,469)
6M AUDOR(a)	0.920(a)	09/04/28	AUD	98,400	(c)	235,463	(22,757)	258,220
6M AUDOR(a)	0.960(a)	04/21/27		46,700	(c)	401,557	8,540	393,017
3M LIBOR(d)	0.980(a)	05/21/30		$77,240	(c)	(212,487)	(114,156)	(98,331)
3M LIBOR(d)	1.000(a)	12/16/25		3,110	(c)	97,952	99,191	(1,239)

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M AUDOR(a)	1.000%(a)	12/16/30	AUD	39,520	(c)	$516,458	$385,965	$130,493
6M CDOR(a)	1.250(a)	12/16/23	CAD	448,970	(c)	6,281,500	6,115,302	166,198
6M WIBOR(a)	1.552(b)	09/17/30	PLN	21,640	(c)	51,672	87	51,585
3M LIBOR(d)	1.750(a)	06/20/50		$13,950	(c)	499,254	612,761	(113,507)
3M LIBOR(d)	1.750(a)	06/18/30		57,930	(c)	1,983,291	2,003,434	(20,143)
3M LIBOR(d)	1.750(a)	06/19/40		20,120	(c)	570,326	792,549	(222,223)
6M CDOR(a)	1.750(a)	06/17/50	CAD	6,300		347,733	181,400	166,333
6M CNY(d)	2.500(d)	06/17/25	CNY	133,380		(124,669)	204,155	(328,824)
1M LIBOR + 0.090(d)	3M LIBOR	07/25/24		$312,900		191,151	4,941	186,210
0.750%(a)	3M LIBOR(d)	12/16/23		331,710	(c)	(4,987,956)	(5,019,409)	31,453
0.855(a)	3M LIBOR(d)	04/09/45		20,420	(c)	396,258	735	395,523
1.000(a)	3M LIBOR(d)	12/16/30		23,150	(c)	(670,755)	(592,383)	(78,372)
1.160(a)	3M LIBOR(d)	05/21/35		83,320	(c)	996,124	138,872	857,252
1.250(a)	3M LIBOR(d)	12/16/50		4,330	(c)	(136,171)	(201,801)	65,630
1.750(a)	3M NZDOR(d)	03/19/30	NZD	22,820	(c)	(683,029)	(636,226)	(46,803)
Mexico IB TIIE 28 Days(e)	4.500(e)	12/14/22	MXN	397,370	(c)	(10,594)	8,250	(18,844)
1M BID Average(e)	4.930(e)	01/02/24	BRL	46,210	(c)	(86,063)	7,138	(93,201)
Mexico IB TIIE 28 Days(e)	5.100(e)	12/10/25	MXN	453,380	(c)	(41,166)	198	(41,364)
1M BID Average(e)	6.260(e)	01/02/25	BRL	18,695		53,717	(88,235)	141,952
1.364(a)	6M AUDOR(a)	04/21/40	AUD	13,540	(c)	224,523	(5,869)	230,392
1.140(a)	6M CDOR(a)	06/24/30	CAD	81,570	(c)	68,696	(84,100)	152,796
(0.250)(b)	6M EURO(a)	12/16/25	EUR	245,930	(c)	(2,465,255)	(2,533,491)	68,236
(0.250)(b)	6M EURO(a)	12/16/27		88,370	(c)	(701,809)	(531,344)	(170,465)
(0.250)(b)	6M EURO(a)	12/16/30		109,070	(c)	453,332	706,827	(253,495)
(0.307)(b)	6M EURO(a)	05/18/25		181,170	(c)	(676,279)	(211,081)	(465,198)
(0.500)(b)	6M EURO(a)	12/16/23		8,460	(c)	8,210	13,111	(4,901)
0.000(b)	6M EURO(a)	09/08/30		68,450	(c)	(180,130)	26,665	(206,795)
0.250(b)	6M EURO(a)	06/18/30		45,320	(c)	(869,922)	(1,245,581)	375,659
0.250(b)	6M EURO(a)	12/16/50		4,080	(c)	(386,573)	(295,747)	(90,826)
0.250(b)	6M EURO(a)	12/16/40		810	(c)	(43,229)	(32,433)	(10,796)
0.260(b)	6M EURO(a)	05/21/40		32,980	(c)	69,504	(248,934)	318,438
0.500(b)	6M EURO(a)	06/20/50		18,420	(c)	(1,286,304)	(1,475,817)	189,513
0.750(b)	6M EURO(a)	06/19/40		21,540	(c)	(1,236,668)	(1,497,732)	261,064
1.250(b)	6M EURO(a)	12/19/28		5,260		(435,517)	(65,043)	(370,474)
0.500(a)	6M GBP(a)	12/16/25	GBP	36,550	(c)	(683,995)	(671,480)	(12,515)
0.250(f)	6M WIBOR(d)	12/16/21	PLN	161,390	(c)	(38,500)	(8,058)	(30,442)

TOTAL						$146,137	$(5,683,019)	$5,829,156

(a)	Payments made semi-annually.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(d)	Payments made quarterly.
(e)	Payments made monthly.
(f)	Payments made at maturity.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Credit Spread at September 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)%	0.101%	Barclays Bank PLC	06/20/21	$10,330	$(70,851)	$6,720	$(77,571)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.101	Citibank NA	06/20/21	2,060	(14,129)	2,878	(17,007)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.101	Deutsche Bank AG (London)	06/20/21	11,160	(76,544)	6,076	(82,620)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.101	JPMorgan Securities, Inc.	06/20/21	3,640	(24,966)	2,716	(27,682)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.101	UBS AG (London)	06/20/21	5,910	(40,535)	4,278	(44,813)

Protection Sold:
Markit CMBX Series 8(c)	3.000	11.810	Citibank NA	10/17/57	2,250	(630,281)	(622,131)	(8,150)
Markit CMBX Series 10(c)	3.000	8.190	MS & Co. Int. PLC	11/17/59	1,950	(478,856)	(371,221)	(107,635)
Markit CMBX Series 11(c)	3.000	7.210	MS & Co. Int. PLC	11/18/54	3,000	(686,007)	(854,274)	168,267

TOTAL						$(2,022,169)	$(1,824,958)	$(197,211)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made monthly.
(c)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
ICE CD ITXEB	(1.000)%	0.595%	12/20/25	EUR	16,950	$(426,087)	$(430,249)	$4,162
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.254	12/20/23		$5,890	(144,036)	(44,260)	(99,776)

Protection Sold:
ICE CD ITXEX	5.000	3.450	12/20/25	EUR	5,150	440,934	500,899	(59,965)
CDX.NA.HY Index 34	5.000	3.803	06/20/25		$62,408	3,207,336	(1,839,015)	5,046,351
CDX.NA.IG Index 34	1.000	0.848	06/20/25		53,700	389,123	831,387	(442,264)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.731	12/20/24		3,250	37,654	36,673	981
Republic of Colombia, 10.375%, 01/28/33	1.000	0.977	12/20/23		12,040	12,513	(152,951)	165,464
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.832	06/20/24		8,760	56,999	42,533	14,466
Russian Federation, 7.500%, 03/31/30	1.000	1.058	12/20/24		1,340	(2,836)	4,058	(6,894)
State of Qatar, 9.750%, 06/15/30	1.000	0.339	06/20/24		1,330	33,269	21,519	11,750
State of Qatar, 9.750%, 06/15/30	1.000	0.387	12/20/24		520	13,645	9,277	4,368

TOTAL						$3,618,514	$(1,020,129)	$4,638,643

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXHY Index	0.000%	Barclays Bank PLC	03/22/21	31	$65,219

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS – At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls

6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	92,000,000	$92,000,000	$977,022	$1,104,000	$(126,978)
Written option contracts
Calls
1M IRS	Citibank NA	0.700	10/19/2020	(30,590,000)	(30,590,000)	(98,255)	(157,921)	59,666
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(30,590,000)	(30,590,000)	(117,347)	(157,539)	40,192
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(30,590,000)	(30,590,000)	(128,846)	(151,421)	22,575
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(25,550,000)	(25,550,000)	(103,166)	(134,896)	31,730
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(25,550,000)	(25,550,000)	(86,762)	(127,759)	40,997
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(30,590,000)	(30,590,000)	(76,218)	(189,658)	113,440
1M IRS	UBS AG (London)	0.191	10/05/2020	(25,550,000)	(25,550,000)	(124,446)	(142,763)	18,317
1M IRS	UBS AG (London)	0.234	10/28/2020	(25,550,000)	(25,550,000)	(96,660)	(122,995)	26,335
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(32,000,000)	(32,000,000)	(223,510)	(335,840)	112,330
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(24,000,000)	(24,000,000)	(205,154)	(265,200)	60,046
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(21,600,000)	(21,600,000)	(171,953)	(219,618)	47,665
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(22,200,000)	(22,200,000)	(183,310)	(224,220)	40,910
2M IRS	UBS AG (London)	0.150	11/30/2020	(24,400,000)	(24,400,000)	(311,464)	(246,775)	(64,689)
3M IRS	Citibank NA	0.150	12/01/2020	(7,630,000)	(7,630,000)	(97,963)	(78,615)	(19,348)
3M IRS	Citibank NA	0.150	12/02/2020	(5,190,000)	(5,190,000)	(67,021)	(59,019)	(8,002)
3M IRS	MS & Co. Int. PLC	0.200	12/02/2020	(21,340,000)	(21,340,000)	(195,009)	(194,213)	(796)
3M IRS	MS & Co. Int. PLC	0.200	12/03/2020	(15,880,000)	(15,880,000)	(145,882)	(160,046)	14,164
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(21,340,000)	(21,340,000)	(175,151)	(192,905)	17,754
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(43,000,000)	(43,000,000)	(4)	(389,150)	389,146
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(20,840,000)	(20,840,000)	(8,003)	(233,791)	225,788
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(92,000,000)	(92,000,000)	(359,683)	(419,980)	60,297
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(92,000,000)	(92,000,000)	(605,461)	(736,000)	130,539
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(9,270,000)	(9,270,000)	(4,462)	(104,202)	99,740
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(35,130,000)	(35,130,000)	(115,886)	(364,013)	248,127
				(712,380,000)	$(712,380,000)	$(3,701,616)	$(5,408,539)	$1,706,923

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
1M IRS	Citibank NA	0.700%	10/19/2020	(30,590,000)	$(30,590,000)	$(149,292)	$(157,921)	$8,629
1M IRS	JPMorgan Securities, Inc.	0.700	10/26/2020	(30,590,000)	(30,590,000)	(174,489)	(157,539)	(16,950)
1M IRS	JPMorgan Securities, Inc.	0.703	10/28/2020	(30,590,000)	(30,590,000)	(178,003)	(151,420)	(26,583)
1M IRS	MS & Co. Int. PLC	0.211	10/14/2020	(25,550,000)	(25,550,000)	(54,022)	(134,896)	80,874
1M IRS	MS & Co. Int. PLC	0.230	10/21/2020	(25,550,000)	(25,550,000)	(100,326)	(127,759)	27,433
1M IRS	MS & Co. Int. PLC	0.698	10/13/2020	(30,590,000)	(30,590,000)	(129,573)	(189,658)	60,085
1M IRS	UBS AG (London)	0.191	10/05/2020	(25,550,000)	(25,550,000)	(8,390)	(142,763)	134,373
1M IRS	UBS AG (London)	0.234	10/28/2020	(25,550,000)	(25,550,000)	(126,808)	(122,995)	(3,813)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(32,000,000)	(32,000,000)	(168,640)	(335,840)	167,200
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(24,000,000)	(24,000,000)	(80,122)	(265,200)	185,078
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(21,600,000)	(21,600,000)	(103,073)	(219,618)	116,545
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(22,200,000)	(22,200,000)	(101,019)	(224,220)	123,201
2M IRS	UBS AG (London)	0.100	11/30/2020	(24,400,000)	(24,400,000)	(17,179)	(78,387)	61,208
3M IRS	Citibank NA	0.100	12/01/2020	(7,630,000)	(7,630,000)	(5,586)	(21,812)	16,226
3M IRS	Citibank NA	0.100	12/02/2020	(5,190,000)	(5,190,000)	(3,947)	(11,681)	7,734
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(21,340,000)	(21,340,000)	(64,607)	(66,990)	2,383
				(382,920,000)	$(382,920,000)	$(1,465,076)	$(2,408,699)	$943,623

Total written option contracts				(1,095,300,000)	$(1,095,300,000)	$(5,166,692)	$(7,817,238)	$2,650,546

TOTAL				(1,003,300,000)	$(1,003,300,000)	$(4,189,670)	$(6,713,238)	$2,523,568

Abbreviations:
1M BID Avg	—1 Month Brazilian Interbank Deposit Average
1Y IRS	—1 Year Interest Rate Swaptions
3M IRS	—3 Month Interest Rate Swaptions
4M IRS	—4 Month Interest Rate Swaptions
6M IRS	—6 Month Interest Rate Swaptions
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
CS International (London)	—Credit Suisse International (London)
IBOXHY	—Markit iBoxx USD Liquid High Yield Index
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund
Assets:
Investments of unaffiliated issuers, at value (cost $564,874,237, $2,001,150,381 and $672,939,564, respectively)	$586,043,469	$2,081,265,500	$711,727,159
Investments of affiliated issuers, at value (cost $49,817,181, $166,329,759 and $60,264,017, respectively)	49,857,980	166,329,759	60,264,017
Purchased options, at value (premium paid $240,000, $312,000 and $252,000, respectively)	212,396	276,115	223,016
Cash	7,259,122	27,995,355	10,052,599
Foreign currencies, at value (cost $83,287, $97,309 and $1,817,487, respectively)	101,501	113,566	1,050,397
Unrealized gain on swap contracts	100,081	151,286	131,541
Unrealized gain on forward foreign currency exchange contracts	1,317,514	203,323	1,258,396
Variation margin on futures contracts	—	—	52,096
Receivables:
Investments sold on an extended-settlement basis	108,516,266	309,414,520	75,502,581
Collateral on certain derivative contracts(a)	8,963,750	12,956,095	17,065,697
Interest	3,439,684	10,825,667	4,096,256
Fund shares sold	432,371	13,267,413	489,427
Due from broker — upfront payment	316,755	420,594	738,152
Due from broker	234,731	—	—
Reimbursement from investment adviser	50,541	47,354	67,256
Upfront payments made on swap contracts	5,459	—	4,411
Investments sold	—	—	1,341,960
Other assets	55,442	115,245	44,619

Total assets	766,907,062	2,623,381,792	884,109,580

Liabilities:
Unrealized loss on swap contracts	81,278	71,442	40,678
Unrealized loss on forward foreign currency exchange contracts	1,334,253	1,031,054	3,096,946
Variation margin on futures contracts	514,064	141,592	—
Variation margin on swaps contracts	431,227	313,131	311,777
Written option contracts, at value (premium received $1,351,747, $1,614,187 and $1,343,008, respectively)	879,958	1,083,826	882,590
Payables:
Investments purchased on an extended — settlement basis	242,729,393	719,895,940	162,645,365
Forward sale contracts, at value (proceeds received $13,946,309, $46,458,594 and $9,420,703, respectively)	13,934,729	46,425,562	9,421,022
Fund shares redeemed	956,111	4,379,956	791,534
Upfront payments received on swap contracts	702,713	1,490,324	397,537
Management fees	164,909	463,944	361,900
Distribution and Service fees and Transfer Agency fees	72,113	123,153	41,162
Investments purchased	66,822	3,604	1,107,033
Income distributions	49,164	109,734	29,352
Collateral on certain derivative contracts(b)	—	370,000	—
Due to Broker	—	—	26,186
Accrued expenses	447,882	316,526	404,429

Total liabilities	262,364,616	776,219,788	179,557,511

Net Assets:
Paid-in capital	471,387,851	1,720,794,602	641,914,396
Total distributable earnings (loss)	33,154,595	126,367,402	62,637,673
NET ASSETS	$504,542,446	$1,847,162,004	$704,552,069
Net Assets:
Class A	$90,666,411	$152,979,850	$50,009,101
Class C	13,365,511	11,808,208	5,978,946
Institutional	147,149,598	426,539,499	262,968,370
Service	122,537	1,288,102	759,450
Investor	55,260,163	292,422,938	66,468,511
Class R6	99,650,929	167,872,725	309,311,838
Class R	5,378,258	4,977,519	—
Class P	92,949,039	789,273,163	9,055,853
Total Net Assets	$504,542,446	$1,847,162,004	$704,552,069
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,140,481	13,414,348	3,699,085
Class C	1,201,356	1,030,171	445,953
Institutional	13,215,545	37,244,730	19,485,110
Service	11,003	112,433	56,583
Investor	4,978,893	25,620,009	4,934,856
Class R6	8,952,409	14,644,134	22,912,905
Class R	483,334	436,207	—
Class P	8,351,034	68,815,944	670,383
Net asset value, offering and redemption price per share:(c)
Class A	$11.14	$11.40	$13.52
Class C	11.13	11.46	13.41
Institutional	11.13	11.45	13.50
Service	11.14	11.46	13.42
Investor	11.10	11.41	13.47
Class R6	11.13	11.46	13.50
Class R	11.13	11.41	—
Class P	11.13	11.47	13.51

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currencies	Futures	Swaps	TBA
Bond	$1,870,000	$268,253	$6,825,497	$—
Core Fixed Income	—	—	12,676,095	280,000

Global Core Fixed Income	8,180,000	1,871,795	7,013,902	—

(b)	Includes segregated cash for initial margin and/or collateral on TBA transactions of $370,000 for the Core Fixed Income Fund.

(c)	Maximum public offering price per share for Class A Shares of the Bond, Core Fixed Income, Global Core Fixed Income Funds is $11.57, $11.84 and $14.05, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2020 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund
Assets:
Investments of unaffiliated issuers, at value (cost $78,563,251, $101,294,808 and $1,496,341,004, respectively)	$78,925,812	$97,976,024	$1,481,356,423
Investments of affiliated issuers, at value (cost $1,953,273, $7,850,806 and $33,636,309, respectively)	1,953,273	7,850,806	33,639,966
Purchased options, at value (premium paid $0, $0 and $1,104,000, respectively)	—	—	977,022
Cash	1,116,525	1,180,356	16,856,724
Foreign currencies, at value (cost $0, $0 and $302,664, respectively)	—	—	336,019
Unrealized gain on swap contracts	—	—	233,486
Unrealized gain on forward foreign currency exchange contracts	14,934	—	4,357,361
Variation margin on swaps contracts	1,870	—	—
Receivables:
Upfront payments made on swap contracts	—	—	22,668
Deferred offering costs	147,179	—	—
Investments sold on an extended-settlement basis	7,229,902	189,146	335,269,121
Collateral on certain derivative contracts(a)	463,015	1,981,933	50,151,693
Interest	809,280	1,024,621	9,909,581
Fund shares sold	10,950,000	66	601,250
Due from broker — upfront payment	—	—	1,778,720
Reimbursement from investment adviser	60,310	29,680	8,078
Investments sold	191,434	920,834	2,326,096
Unfunded Loan Commitment	82	—	4,362
Other assets	27,593	31,120	36,001

Total assets	101,891,209	111,184,586	1,937,864,571

Liabilities:
Forward sale contracts, at value (proceeds received $0, $0 and $6,252,188, respectively)	—	—	6,204,971
Unrealized loss on swap contracts	—	—	365,478
Unrealized loss on forward foreign currency exchange contracts	9,163	—	4,293,392
Variation margin on futures contracts	27,292	—	16,776
Variation margin on swaps contracts	—	58,239	1,643,686
Written option contracts, at value (premium received $0, $0 and $7,817,238, respectively)	—	—	5,166,692
Payables:
Investments purchased on an extended — settlement basis	20,804,161	2,094,297	823,131,010
Investments purchased	6,611,583	1,187,254	5,425,190
Offering expense	98,962	—	—
Management fees	27,882	87,552	532,594
Fund shares redeemed	6,636	24,991	1,383,638
Distribution and Service fees and Transfer Agency fees	1,925	3,824	140,146
Due to Broker	—	—	612,800
Income distributions	—	133	48
Upfront payments received on swap contracts	—	—	1,847,626
Accrued expenses	180,857	213,432	847,593

Total liabilities	27,768,461	3,669,722	851,611,640

Net Assets:
Paid-in capital	73,526,097	144,063,816	3,087,774,963
Total distributable earnings (loss)	596,651	(36,548,952)	(2,001,522,032)
NET ASSETS	$74,122,748	$107,514,864	$1,086,252,931
Net Assets:
Class A	$492,456	$1,417,094	$133,825,648
Class C	91,691	441,972	73,735,631
Institutional	23,079,914	16,015,815	598,328,365
Investor	52,354	2,356,821	21,546,470
Class R6	52,396	2,660,972	7,176,814
Class R	52,140	26,697	2,932,280
Class P	50,301,797	84,595,493	248,707,723
Total Net Assets	$74,122,748	$107,514,864	$1,086,252,931
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	48,570	160,931	14,127,452
Class C	9,044	50,235	7,801,048
Institutional	2,276,855	1,821,050	63,122,853
Investor	5,165	267,802	2,273,350
Class R6	5,169	302,502	757,393
Class R	5,144	3,034	310,062
Class P	4,961,278	9,629,893	26,286,015
Net asset value, offering and redemption price per share:(b)
Class A	$10.14	$8.81	$9.47
Class C	10.14	8.80	9.45
Institutional	10.14	8.79	9.48
Investor	10.14	8.80	9.48
Class R6	10.14	8.80	9.48
Class R	10.14	8.80	9.46
Class P	10.14	8.78	9.46

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currencies	Futures	Swaps	TBA
Income	$—	$120,602	$342,413	$—
Long Short Credit Strategies	—	—	1,981,933	—

Strategic Income	5,430,000	829,535	43,572,158	320,000

(b)	Maximum public offering price per share for Class A Shares of the Income, Long Short Credit Strategies and Strategic Income Funds is $10.14, $9.15 and $9.84, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund
Investment income:

Interest (net of foreign withholding taxes of $20, $0 and $5,128, respectively)	$7,098,685	$17,526,080	$7,433,933

Dividends — affiliated issuers	44,482	110,149	4,513

Total investment income	7,143,167	17,636,229	7,438,446

Expenses:

Management fees	969,444	3,123,606	2,208,032

Distribution and Service fees(a)	189,986	235,592	86,761

Transfer Agency fees(a)	148,459	427,676	162,657

Custody, accounting and administrative services	131,532	126,158	157,883

Professional fees	94,502	85,440	89,901

Registration fees	79,876	118,215	72,605

Printing and mailing costs	33,792	48,005	67,475

Trustee fees	10,037	10,906	10,260

Prime Broker Fees	5,082	—	7,432

Service Share fees — Service Plan	93	1,560	571

Service Share fees — Shareholder Administration Plan	93	1,560	571

Other	16,666	33,883	20,973

Total expenses	1,679,562	4,212,601	2,885,121

Less — expense reductions	(371,663)	(889,893)	(441,079)

Net expenses	1,307,899	3,322,708	2,444,042

NET INVESTMENT INCOME	5,835,268	14,313,521	4,994,404

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	8,041,669	24,266,270	10,166,063

Purchased options	(130,548)	(223,396)	(152,406)

Futures contracts	3,196,412	5,086,771	2,674,005

Written options	1,456,341	1,870,832	1,687,123

Swap contracts	634,814	535,904	1,791,014

Forward foreign currency exchange contracts	635,256	952,494	(4,331,981)

Foreign currency transactions	(45,988)	83,723	1,551,006

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	23,259,266	60,446,315	32,418,161

Investments — affiliated issuers	40,799	—	—

Purchased options	84,592	78,962	103,406

Futures contracts	(3,209,156)	(6,371,401)	(443,060)

Written options	451,068	520,906	440,243

Swap contracts	347,771	1,548,818	46,546

Forward foreign currency exchange contracts	(75,357)	(1,673,567)	(3,219,166)

Foreign currency translation	(8,924)	(8,551)	(903,511)

Net realized and unrealized gain	34,678,015	87,114,080	41,827,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,513,283	$101,427,601	$46,821,847

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	$110,787	$65,344	$13,855	$55,340	$8,163	$28,494	$15	$25,742	$13,961	$3,462	$13,282
Core Fixed Income	172,957	50,498	12,137	86,285	6,290	68,794	250	124,345	24,421	3,034	114,257
Global Core Fixed Income	55,832	30,929	—	27,864	3,867	51,555	91	31,251	46,692	—	1,337

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2020 (Unaudited)

	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund
Investment income:

Interest (net of foreign withholding taxes of $0, $0 and $35, respectively)	$954,423	$2,493,935	$23,565,457

Dividends — affiliated issuers	784	2,924	158,025

Dividends — unaffiliated issuers	—	—	10,602

Total investment income	955,207	2,496,859	23,734,084

Expenses:

Management fees	118,858	511,845	3,187,925

Professional fees	118,034	78,302	111,208

Printing and mailing costs	105,408	24,972	56,077

Amortization of offering costs	91,361	—	—

Custody, accounting and administrative services	39,136	55,027	186,020

Registration fees	11,263	68,469	95,747

Trustee fees	9,641	9,713	10,720

Transfer Agency fees(a)	7,871	18,131	301,404

Distribution and Service fees(a)	747	4,417	589,653

Prime Broker Fees	—	—	22,062

Other	7,115	5,251	17,718

Total expenses	509,434	776,127	4,578,534

Less — expense reductions	(371,545)	(197,679)	(199,099)

Net expenses	137,889	578,448	4,379,435

NET INVESTMENT INCOME	817,318	1,918,411	19,354,649

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	389,888	410,127	22,049,531

Purchased options	—	—	(981,026)

Futures contracts	97,724	—	2,887,883

Written options	—	—	10,095,566

Swap contracts	(34,036)	(484,783)	1,986,643

Forward foreign currency exchange contracts	(132,885)	—	(965,187)

Foreign currency transactions	13,575	—	110,530

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	3,247,762	9,905,477	71,390,851

Investments — affiliated issuers	—	—	3,657

Purchased options	—	—	696,351

Futures contracts	(50,520)	—	748,253

Unfunded Loan Commitment	82	—	4,362

Written options	—	—	2,826,252

Swap contracts	39,094	(94,342)	7,082,260

Forward foreign currency exchange contracts	17,344	—	1,233,676

Foreign currency translation	(304)	(3)	(139,546)

Net realized and unrealized gain	3,587,724	9,736,476	119,030,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,405,042	$11,654,887	$138,384,705

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	$239	$382	$126	$119	$47	$4,857	$32	$7	$32	$2,777
Long Short Credit Strategies	1,554	2,798	65	773	350	3,177	1,469	376	16	11,970
Strategic Income	154,517	427,580	7,556	77,111	53,565	117,066	14,468	1,094	1,890	36,210

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Bond Fund		Core Fixed Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:
Net investment income	$5,835,268	$11,642,970	$14,313,521	$28,485,168
Net realized gain	13,787,956	21,201,915	32,572,598	46,919,258
Net change in unrealized gain (loss)	20,890,059	(7,139,211)	54,541,482	3,732,044
Net increase in net assets resulting from operations	40,513,283	25,705,674	101,427,601	79,136,470

Distributions to shareholders:
From distributable earnings:
Class A Shares	(1,205,939)	(2,433,447)	(1,402,886)	(3,249,602)
Class C Shares	(128,732)	(185,799)	(64,078)	(177,099)
Institutional Shares	(2,177,389)	(4,472,781)	(4,058,889)	(8,532,589)
Service Shares	(955)	(1,015)	(11,630)	(30,865)
Investor Shares	(611,811)	(1,006,504)	(2,252,008)	(1,740,445)
Class R6 Shares	(1,424,755)	(2,493,166)	(1,935,515)	(6,095,880)
Class R Shares	(68,427)	(248,890)	(43,488)	(145,994)
Class P Shares	(1,355,261)	(2,828,261)	(9,047,153)	(22,136,637)
Total distributions to shareholders	(6,973,269)	(13,669,863)	(18,815,647)	(42,109,111)

From share transactions:
Proceeds from sales of shares	109,774,531	133,640,576	535,576,623	734,273,516
Reinvestment of distributions	6,726,640	13,110,709	18,054,200	41,111,691
Cost of shares redeemed	(73,318,018)	(192,751,023)	(201,391,184)	(484,022,906)
Net increase (decrease) in net assets resulting from share transactions	43,183,153	(45,999,738)	352,239,639	291,362,301
TOTAL INCREASE (DECREASE)	76,723,167	(33,963,927)	434,851,593	328,389,660

Net assets:
Beginning of period	427,819,279	461,783,206	1,412,310,411	1,083,920,751
End of period	$504,542,446	$427,819,279	$1,847,162,004	$1,412,310,411

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Global Core Fixed Income Fund		Income Fund(a)
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Period Ended March 31, 2020
From operations:
Net investment income	$4,994,404	$8,951,293	$817,318	$304,130
Net realized gain	13,384,824	32,686,240	334,266	8,205
Net change in unrealized gain (loss)	28,442,619	(7,552,876)	3,253,458	(2,948,131)
Net increase (decrease) in net assets resulting from operations	46,821,847	34,084,657	4,405,042	(2,635,796)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(330,403)	(1,559,422)	(3,560)	(1,422)
Class C Shares	(22,602)	(150,935)	(1,127)	(521)
Institutional Shares	(2,304,066)	(7,916,411)	(489,505)	(317,318)
Service Shares	(2,861)	(20,104)	—	—
Investor Shares	(433,000)	(1,656,079)	(995)	(627)
Class R6 Shares	(2,799,929)	(9,122,934)	(1,020)	(643)
Class R Shares	—	—	(867)	(546)
Class P Shares	(80,027)	(247,987)	(352,337)	(3,382)
Total distributions to shareholders	(5,972,888)	(20,673,872)	(849,411)	(324,459)

From share transactions:
Proceeds from sales of shares	83,759,933	227,403,940	57,398,129	26,050,439
Reinvestment of distributions	5,811,219	20,078,335	849,411	324,457
Cost of shares redeemed	(93,153,020)	(210,120,151)	(11,094,989)	(75)
Net increase (decrease) in net assets resulting from share transactions	(3,581,868)	37,362,124	47,152,551	26,374,821
TOTAL INCREASE	37,267,091	50,772,909	50,708,182	23,414,566

Net assets:
Beginning of period	667,284,978	616,512,069	23,414,566	—
End of period	$704,552,069	$667,284,978	$74,122,748	$23,414,566

(a)	Commenced operations on December 3, 2019.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Long Short Credit Strategies Fund		Strategic Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:
Net investment income	$1,918,411	$4,487,180	$19,354,649	$44,044,654
Net realized gain (loss)	(74,656)	(1,219,106)	35,183,940	(61,141,707)
Net change in unrealized gain (loss)	9,811,132	(7,813,247)	83,846,116	(40,970,008)
Net increase (decrease) in net assets resulting from operations	11,654,887	(4,545,173)	138,384,705	(58,067,061)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(15,803)	(76,787)	(2,402,984)	(11)
Class C Shares	(5,266)	(24,766)	(1,276,444)	(5)
Institutional Shares	(232,695)	(940,220)	(12,166,375)	(59)
Investor Shares	(33,553)	(131,291)	(466,794)	(4)
Class R6 Shares	(36,608)	(101,272)	(151,275)	(1)
Class R Shares	(305)	(1,058)	(54,225)	—
Class P Shares	(1,168,959)	(3,781,933)	(5,071,648)	(22)
Return of capital:
Class A Shares	—	—	—	(4,959,068)
Class C Shares	—	—	—	(2,745,797)
Institutional Shares	—	—	—	(26,378,884)
Investor Shares	—	—	—	(1,944,099)
Class R6 Shares	—	—	—	(254,375)
Class R Shares	—	—	—	(124,892)
Class P Shares	—	—	—	(10,249,840)
Total distributions to shareholders	(1,493,189)	(5,057,327)	(21,589,745)	(46,657,057)

From share transactions:
Proceeds from sales of shares	9,142,393	21,448,351	109,832,247	195,430,419
Reinvestment of distributions	1,492,105	5,053,589	19,499,983	41,855,613
Cost of shares redeemed	(10,056,890)	(40,269,305)	(200,004,900)	(859,812,535)
Net increase (decrease) in net assets resulting from share transactions	577,608	(13,767,365)	(70,672,670)	(622,526,503)
TOTAL INCREASE (DECREASE)	10,739,306	(23,369,865)	46,122,290	(727,250,621)

Net assets:
Beginning of period	96,775,558	120,145,423	1,040,130,641	1,767,381,262
End of period	$107,514,864	$96,775,558	$1,086,252,931	$1,040,130,641

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS BOND FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.33		$10.06	$9.95	$10.14	$10.28	$10.44

Net investment income(a)	0.12		0.24	0.25	0.21	0.19	0.21

Net realized and unrealized gain (loss)	0.84		0.32	0.12	(0.19)	(0.07)	(0.03)

Total from investment operations	0.96		0.56	0.37	0.02	0.12	0.18

Distributions to shareholders from net investment income	(0.15)		(0.29)	(0.24)	(0.18)	(0.25)	(0.34)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	—

Total distributions	(0.15)		(0.29)	(0.26)	(0.21)	(0.26)	(0.34)

Net asset value, end of period	$11.14		$10.33	$10.06	$9.95	$10.14	$10.28

Total return(c)	9.21%		5.66%	3.84%	0.22%	1.15%	1.83%

Net assets, end of period (in 000s)	$90,666		$84,503	$85,671	$101,231	$117,249	$129,351

Ratio of net expenses to average net assets	0.79	%(d)	0.79%	0.80%	0.79%	0.78%	0.78%

Ratio of total expenses to average net assets	0.94	%(d)	0.95%	1.00%	0.93%	0.97%	1.00%

Ratio of net investment income to average net assets	2.24	%(d)	2.34%	2.59%	2.03%	1.87%	2.00%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.32		$10.05	$9.95	$10.14	$10.27	$10.44

Net investment income(a)	0.08		0.16	0.18	0.13	0.11	0.13

Net realized and unrealized gain (loss)	0.84		0.32	0.11	(0.18)	(0.05)	(0.03)

Total from investment operations	0.92		0.48	0.29	(0.05)	0.06	0.10

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.17)	(0.12)	(0.18)	(0.27)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.02)	—	—

Total distributions	(0.11)		(0.21)	(0.19)	(0.14)	(0.19)	(0.27)

Net asset value, end of period	$11.13		$10.32	$10.05	$9.95	$10.14	$10.27

Total return(c)	8.71%		4.88%	2.97%	(0.53)%	0.50%	0.98%

Net assets, end of period (in 000s)	$13,366		$12,468	$8,217	$14,476	$19,081	$17,254

Ratio of net expenses to average net assets	1.53	%(d)	1.54%	1.55%	1.54%	1.53%	1.53%

Ratio of total expenses to average net assets	1.69	%(d)	1.70%	1.74%	1.68%	1.72%	1.75%

Ratio of net investment income to average net assets	1.49	%(d)	1.53%	1.82%	1.29%	1.10%	1.25%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.33		$10.05	$9.95	$10.14	$10.28	$10.44

Net investment income(a)	0.14		0.28	0.28	0.24	0.23	0.24

Net realized and unrealized gain (loss)	0.83		0.32	0.12	(0.18)	(0.07)	(0.02)

Total from investment operations	0.97		0.60	0.40	0.06	0.16	0.22

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.28)	(0.21)	(0.29)	(0.38)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.04)	—	—

Total distributions	(0.17)		(0.32)	(0.30)	(0.25)	(0.30)	(0.38)

Net asset value, end of period	$11.13		$10.33	$10.05	$9.95	$10.14	$10.28

Total return(c)	9.29%		6.01%	4.19%	0.56%	1.50%	2.18%

Net assets, end of period (in 000s)	$147,150		$133,067	$155,541	$314,928	$329,358	$279,435

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.46%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.61	%(d)	0.62%	0.64%	0.59%	0.63%	0.66%

Ratio of net investment income to average net assets	2.57	%(d)	2.69%	2.89%	2.37%	2.19%	2.33%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.33		$10.05	$9.95	$10.14	$10.28	$10.44

Net investment income(a)	0.11		0.24	0.22	0.19	0.17	0.18

Net realized and unrealized gain (loss)	0.84		0.31	0.13	(0.18)	(0.06)	(0.01)

Total from investment operations	0.95		0.55	0.35	0.01	0.11	0.17

Distributions to shareholders from net investment income	(0.14)		(0.27)	(0.23)	(0.17)	(0.24)	(0.33)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	—

Total distributions	(0.14)		(0.27)	(0.25)	(0.20)	(0.25)	(0.33)

Net asset value, end of period	$11.14		$10.33	$10.05	$9.95	$10.14	$10.28

Total return(c)	9.02%		5.49%	3.67%	0.06%	0.99%	1.68%

Net assets, end of period (in 000s)	$123		$45	$66	$410	$1,293	$1,119

Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.96%	0.95%	0.94%	0.94%

Ratio of total expenses to average net assets	1.10	%(d)	1.12%	1.11%	1.09%	1.13%	1.17%

Ratio of net investment income to average net assets	2.06	%(d)	2.29%	2.28%	1.87%	1.69%	1.74%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.30		$10.02	$9.92	$10.11	$10.25	$10.40

Net investment income(a)	0.14		0.27	0.28	0.23	0.22	0.23

Net realized and unrealized gain (loss)	0.82		0.32	0.11	(0.18)	(0.07)	(0.01)

Total from investment operations	0.96		0.59	0.39	0.05	0.15	0.22

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.27)	(0.20)	(0.28)	(0.37)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.04)	—	—

Total distributions	(0.16)		(0.31)	(0.29)	(0.24)	(0.29)	(0.37)

Net asset value, end of period	$11.10		$10.30	$10.02	$9.92	$10.11	$10.25

Total return(c)	9.37%		5.82%	4.10%	0.47%	1.40%	2.18%

Net assets, end of period (in 000s)	$55,260		$26,436	$33,495	$36,267	$44,207	$39,939

Ratio of net expenses to average net assets	0.53	%(d)	0.54%	0.55%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.69	%(d)	0.70%	0.75%	0.68%	0.72%	0.75%

Ratio of net investment income to average net assets	2.48	%(d)	2.61%	2.85%	2.27%	2.12%	2.23%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.33		$10.05	$9.95	$10.14	$10.28	$10.33

Net investment income(b)	0.14		0.28	0.29	0.24	0.23	0.16

Net realized and unrealized gain (loss)	0.83		0.32	0.11	(0.18)	(0.07)	0.08

Total from investment operations	0.97		0.60	0.40	0.06	0.16	0.24

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.28)	(0.22)	(0.29)	(0.29)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	—	(c)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	—

Total distributions	(0.17)		(0.32)	(0.30)	(0.25)	(0.30)	(0.29)

Net asset value, end of period	$11.13		$10.33	$10.05	$9.95	$10.14	$10.28

Total return(d)	9.40%		6.03%	4.10%	0.58%	1.51%	2.42%

Net assets, end of period (in 000s)	$99,651		$84,920	$71,648	$70,350	$51,028	$10

Ratio of net expenses to average net assets	0.44	%(e)	0.44%	0.45%	0.44%	0.43%	0.47	%(e)

Ratio of total expenses to average net assets	0.60	%(e)	0.60%	0.65%	0.58%	0.60%	0.69	%(e)

Ratio of net investment income to average net assets	2.58	%(e)	2.67%	2.95%	2.37%	2.24%	2.37	%(e)

Portfolio turnover rate(f)	362%		742%	429%	372%	517%	588%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.32		$10.05	$9.94	$10.13	$10.27	$10.43

Net investment income(a)	0.11		0.23	0.23	0.18	0.16	0.18

Net realized and unrealized gain (loss)	0.84		0.30	0.12	(0.18)	(0.06)	(0.02)

Total from investment operations	0.95		0.53	0.35	—	0.10	0.16

Distributions to shareholders from net investment income	(0.14)		(0.26)	(0.22)	(0.16)	(0.23)	(0.32)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	— (b)

Distributions to shareholders from return of capital	—		—	(0.02)	(0.03)	—	—

Total distributions	(0.14)		(0.26)	(0.24)	(0.19)	(0.24)	(0.32)

Net asset value, end of period	$11.13		$10.32	$10.05	$9.94	$10.13	$10.27

Total return(c)	9.08%		5.40%	3.58%	(0.03)%	0.90%	1.58%

Net assets, end of period (in 000s)	$5,378		$5,316	$19,263	$22,970	$25,639	$9,241

Ratio of net expenses to average net assets	1.04	%(d)	1.04%	1.05%	1.04%	1.03%	1.03%

Ratio of total expenses to average net assets	1.19	%(d)	1.22%	1.25%	1.18%	1.22%	1.26%

Ratio of net investment income to average net assets	1.99	%(d)	2.24%	2.34%	1.78%	1.58%	1.77%

Portfolio turnover rate(e)	362%		742%	429%	372%	517%	588%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BOND FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Bond Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$10.33		$10.05	$9.87

Net investment income(b)	0.14		0.28	0.27

Net realized and unrealized gain	0.83		0.32	0.19

Total from investment operations	0.97		0.60	0.46

Distributions to shareholders from net investment income	(0.17)		(0.32)	(0.26)

Distributions to shareholders from return of capital	—		—	(0.02)

Total distributions	(0.17)		(0.32)	(0.28)

Net asset value, end of period	$11.13		$10.33	$10.05

Total return(c)	9.40%		6.03%	4.72%

Net assets, end of period (in 000s)	$92,949		$81,064	$87,881

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.44	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.60%	0.67	%(d)

Ratio of net investment income to average net assets	2.58	%(d)	2.69%	3.00	%(d)

Portfolio turnover rate(e)	362%		742%	429%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.79		$10.41	$10.23	$10.40	$10.53	$10.64

Net investment income(a)	0.08		0.22	0.25	0.19	0.19	0.21

Net realized and unrealized gain (loss)	0.65		0.51	0.19	(0.13)	(0.09)	(0.07)

Total from investment operations	0.73		0.73	0.44	0.06	0.10	0.14

Distributions to shareholders from net investment income	(0.12)		(0.27)	(0.26)	(0.23)	(0.23)	(0.25)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.12)		(0.35)	(0.26)	(0.23)	(0.23)	(0.25)

Net asset value, end of period	$11.40		$10.79	$10.41	$10.23	$10.40	$10.53

Total return(b)	6.73%		7.07%	4.40%	0.56%	0.94%	1.35%

Net assets, end of period (in 000s)	$152,980		$125,490	$57,754	$62,399	$148,548	$142,299

Ratio of net expenses to average net assets	0.70	%(c)	0.74%	0.79%	0.79%	0.79%	0.78%

Ratio of total expenses to average net assets	0.81	%(c)	0.84%	0.86%	0.84%	0.84%	0.85%

Ratio of net investment income to average net assets	1.47	%(c)	2.07%	2.45%	1.82%	1.77%	1.98%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.84		$10.46	$10.29	$10.46	$10.59	$10.69

Net investment income(a)	0.04		0.15	0.17	0.11	0.11	0.13

Net realized and unrealized gain (loss)	0.65		0.50	0.19	(0.13)	(0.09)	(0.06)

Total from investment operations	0.69		0.65	0.36	(0.02)	0.02	0.07

Distributions to shareholders from net investment income	(0.07)		(0.19)	(0.19)	(0.15)	(0.15)	(0.17)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.07)		(0.27)	(0.19)	(0.15)	(0.15)	(0.17)

Net asset value, end of period	$11.46		$10.84	$10.46	$10.29	$10.46	$10.59

Total return(b)	6.40%		6.25%	3.52%	(0.18)%	0.20%	0.69%

Net assets, end of period (in 000s)	$11,808		$8,331	$6,585	$9,817	$15,714	$18,124

Ratio of net expenses to average net assets	1.45	%(c)	1.50%	1.54%	1.54%	1.54%	1.53%

Ratio of total expenses to average net assets	1.56	%(c)	1.60%	1.61%	1.59%	1.59%	1.60%

Ratio of net investment income to average net assets	0.72	%(c)	1.37%	1.67%	1.09%	1.02%	1.23%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.83		$10.45	$10.27	$10.45	$10.57	$10.68

Net investment income(a)	0.10		0.26	0.27	0.23	0.22	0.24

Net realized and unrealized gain (loss)	0.65		0.51	0.21	(0.14)	(0.07)	(0.06)

Total from investment operations	0.75		0.77	0.48	0.09	0.15	0.18

Distributions to shareholders from net investment income	(0.13)		(0.31)	(0.30)	(0.27)	(0.27)	(0.29)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.13)		(0.39)	(0.30)	(0.27)	(0.27)	(0.29)

Net asset value, end of period	$11.45		$10.83	$10.45	$10.27	$10.45	$10.57

Total return(b)	6.98%		7.41%	4.75%	0.81%	1.38%	1.69%

Net assets, end of period (in 000s)	$426,539		$292,906	$181,702	$850,477	$776,135	$697,260

Ratio of net expenses to average net assets	0.37	%(c)	0.41%	0.45%	0.45%	0.44%	0.44%

Ratio of total expenses to average net assets	0.48	%(c)	0.51%	0.51%	0.50%	0.50%	0.51%

Ratio of net investment income to average net assets	1.81	%(c)	2.46%	2.66%	2.20%	2.11%	2.31%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.83		$10.46	$10.28	$10.45	$10.58	$10.69

Net investment income(a)	0.07		0.21	0.23	0.18	0.17	0.19

Net realized and unrealized gain (loss)	0.67		0.50	0.20	(0.14)	(0.09)	(0.07)

Total from investment operations	0.74		0.71	0.43	0.04	0.08	0.12

Distributions to shareholders from net investment income	(0.11)		(0.26)	(0.25)	(0.21)	(0.21)	(0.23)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.11)		(0.34)	(0.25)	(0.21)	(0.21)	(0.23)

Net asset value, end of period	$11.46		$10.83	$10.46	$10.28	$10.45	$10.58

Total return(b)	6.71%		6.87%	4.23%	0.41%	0.79%	1.19%

Net assets, end of period (in 000s)	$1,288		$1,141	$855	$1,035	$1,522	$1,578

Ratio of net expenses to average net assets	0.87	%(c)	0.91%	0.95%	0.95%	0.94%	0.94%

Ratio of total expenses to average net assets	0.98	%(c)	1.01%	1.02%	1.00%	1.00%	1.01%

Ratio of net investment income to average net assets	1.31	%(c)	1.95%	2.28%	1.68%	1.61%	1.82%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.80		$10.42	$10.24	$10.41	$10.54	$10.65

Net investment income(a)	0.10		0.24	0.27	0.22	0.21	0.23

Net realized and unrealized gain (loss)	0.64		0.52	0.20	(0.13)	(0.08)	(0.06)

Total from investment operations	0.74		0.76	0.47	0.09	0.13	0.17

Distributions to shareholders from net investment income	(0.13)		(0.30)	(0.29)	(0.26)	(0.26)	(0.28)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.13)		(0.38)	(0.29)	(0.26)	(0.26)	(0.28)

Net asset value, end of period	$11.41		$10.80	$10.42	$10.24	$10.41	$10.54

Total return(b)	6.86%		7.33%	4.66%	0.81%	1.19%	1.60%

Net assets, end of period (in 000s)	$292,423		$122,100	$17,645	$45,129	$38,620	$5,058

Ratio of net expenses to average net assets	0.45	%(c)	0.48%	0.54%	0.54%	0.53%	0.53%

Ratio of total expenses to average net assets	0.56	%(c)	0.59%	0.60%	0.59%	0.59%	0.60%

Ratio of net investment income to average net assets	1.70	%(c)	2.27%	2.66%	2.11%	2.01%	2.23%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.84		$10.46	$10.28	$10.45	$10.57	$10.52

Net investment income(b)	0.10		0.27	0.29	0.26	0.23	0.16

Net realized and unrealized gain (loss)	0.66		0.50	0.19	(0.16)	(0.08)	0.08

Total from investment operations	0.76		0.77	0.48	0.10	0.15	0.24

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.30)	(0.27)	(0.27)	(0.19)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.14)		(0.39)	(0.30)	(0.27)	(0.27)	(0.19)

Net asset value, end of period	$11.46		$10.84	$10.46	$10.28	$10.45	$10.57

Total Return(c)	6.98%		7.41%	4.76%	0.92%	1.40%	2.34%

Net assets, end of period (in 000s)	$167,873		$152,821	$219,927	$8,482	$56,117	$57,091

Ratio of net expenses to average net assets	0.36	%(d)	0.40%	0.44%	0.43%	0.42%	0.43	%(d)

Ratio of total expenses to average net assets	0.47	%(d)	0.50%	0.51%	0.47%	0.48%	0.49	%(d)

Ratio of net investment income to average net assets	1.82	%(d)	2.51%	2.84%	2.50%	2.13%	2.36	%(d)

Portfolio turnover rate(e)	338%		693%	396%	273%	363%	450%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.79		$10.42	$10.24	$10.41	$10.54	$10.65

Net investment income(a)	0.07		0.20	0.22	0.17	0.16	0.19

Net realized and unrealized gain (loss)	0.65		0.50	0.20	(0.14)	(0.09)	(0.08)

Total from investment operations	0.72		0.70	0.42	0.03	0.07	0.11

Distributions to shareholders from net investment income	(0.10)		(0.25)	(0.24)	(0.20)	(0.20)	(0.22)

Distributions to shareholders from net realized gains	—		(0.08)	—	—	—	—

Total distributions	(0.10)		(0.33)	(0.24)	(0.20)	(0.20)	(0.22)

Net asset value, end of period	$11.41		$10.79	$10.42	$10.24	$10.41	$10.54

Total return(b)	6.69%		6.70%	4.14%	0.31%	0.69%	1.09%

Net assets, end of period (in 000s)	$4,978		$4,774	$4,444	$4,637	$944	$9,524

Ratio of net expenses to average net assets	0.95	%(c)	1.00%	1.04%	1.04%	1.03%	1.03%

Ratio of total expenses to average net assets	1.06	%(c)	1.10%	1.11%	1.09%	1.10%	1.11%

Ratio of net investment income to average net assets	1.23	%(c)	1.88%	2.20%	1.63%	1.50%	1.79%

Portfolio turnover rate(d)	338%		693%	396%	273%	363%	450%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Core Fixed Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.85		$10.47	$10.20

Net investment income(b)	0.10		0.27	0.28

Net realized and unrealized gain	0.66		0.50	0.27

Total from investment operations	0.76		0.77	0.55

Distributions to shareholders from net investment income	(0.14)		(0.31)	(0.28)

Distributions to shareholders from net realized gains	—		(0.08)	—

Total distributions	(0.14)		(0.39)	(0.28)

Net asset value, end of period	$11.47		$10.85	$10.47

Total return(c)	6.98%		7.41%	5.50%

Net assets, end of period (in 000s)	$789,273		$704,747	$595,010

Ratio of net expenses to average net assets	0.36	%(d)	0.40%	0.44	%(d)

Ratio of total expenses to average net assets	0.47	%(d)	0.50%	0.52	%(d)

Ratio of net investment income to average net assets	1.82	%(d)	2.47%	2.91	%(d)

Portfolio turnover rate(e)	338%		693%	396%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.72		$12.47	$12.17	$12.21	$12.24	$12.76

Net investment income(a)	0.08		0.14	0.17	0.09	0.09	0.13

Net realized and unrealized gain	0.82		0.47	0.31	0.08	0.05	0.07

Total from investment operations	0.90		0.61	0.48	0.17	0.14	0.20

Distributions to shareholders from net investment income	(0.10)		(0.20)	(0.18)	(0.21)	(0.12)	(0.71)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.10)		(0.36)	(0.18)	(0.21)	(0.17)	(0.72)

Net asset value, end of period	$13.52		$12.72	$12.47	$12.17	$12.21	$12.24

Total return(b)	7.08%		4.88%	3.99%	1.38%	1.14%	1.67%

Net assets, end of period (in 000s)	$50,009		$42,358	$63,453	$78,752	$136,317	$111,852

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.03%	1.03%	1.03%	1.03%

Ratio of total expenses to average net assets	1.15	%(c)	1.13%	1.20%	1.14%	1.13%	1.15%

Ratio of net investment income to average net assets	1.19	%(c)	1.08%	1.39%	0.76%	0.71%	1.06%

Portfolio turnover rate(d)	264%		610%	302%	172%	289%	261%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.61		$12.37	$12.07	$12.11	$12.14	$12.67

Net investment income(a)	0.03		0.04	0.08	0.01	— (b)	0.04

Net realized and unrealized gain	0.82		0.46	0.31	0.07	0.05	0.05

Total from investment operations	0.85		0.50	0.39	0.08	0.05	0.09

Distributions to shareholders from net investment income	(0.05)		(0.10)	(0.09)	(0.12)	(0.03)	(0.61)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.05)		(0.26)	(0.09)	(0.12)	(0.08)	(0.62)

Net asset value, end of period	$13.41		$12.61	$12.37	$12.07	$12.11	$12.14

Total return(c)	6.73%		4.06%	3.24%	0.68%	0.42%	0.83%

Net assets, end of period (in 000s)	$5,979		$6,300	$8,725	$12,984	$20,808	$12,653

Ratio of net expenses to average net assets	1.75	%(d)	1.76%	1.78%	1.74%	1.74%	1.77%

Ratio of total expenses to average net assets	1.90	%(d)	1.88%	1.94%	1.89%	1.88%	1.90%

Ratio of net investment income (loss) to average net assets	0.44	%(d)	0.33%	0.63%	0.05%	(0.03)%	0.31%

Portfolio turnover rate(e)	264%		610%	302%	172%	289%	261%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.70		$12.45	$12.15	$12.19	$12.22	$12.74

Net investment income(a)	0.10		0.18	0.21	0.13	0.13	0.17

Net realized and unrealized gain	0.82		0.47	0.31	0.08	0.05	0.07

Total from investment operations	0.92		0.65	0.52	0.21	0.18	0.24

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.22)	(0.25)	(0.16)	(0.75)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.12)		(0.40)	(0.22)	(0.25)	(0.21)	(0.76)

Net asset value, end of period	$13.50		$12.70	$12.45	$12.15	$12.19	$12.22

Total return(b)	7.25%		5.22%	4.34%	1.72%	1.48%	2.00%

Net assets, end of period (in 000s)	$262,968		$250,976	$252,456	$321,021	$627,253	$639,915

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets	0.82	%(c)	0.79%	0.86%	0.80%	0.79%	0.81%

Ratio of net investment income to average net assets	1.50	%(c)	1.37%	1.73%	1.08%	1.05%	1.41%

Portfolio turnover rate(d)	264%		610%	302%	172%	289%	261%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.62		$12.38	$12.09	$12.12	$12.16	$12.71

Net investment income(a)	0.06		0.13	0.15	0.07	0.07	0.09

Net realized and unrealized gain	0.83		0.44	0.30	0.09	0.04	0.05

Total from investment operations	0.89		0.57	0.45	0.16	0.11	0.14

Distributions to shareholders from net investment income	(0.09)		(0.17)	(0.16)	(0.19)	(0.10)	(0.68)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.09)		(0.33)	(0.16)	(0.19)	(0.15)	(0.69)

Net asset value, end of period	$13.42		$12.62	$12.38	$12.09	$12.12	$12.16

Total return(b)	6.94%		4.71%	3.75%	1.31%	0.90%	1.23%

Net assets, end of period (in 000s)	$759		$196	$1,930	$1,799	$2,772	$2,280

Ratio of net expenses to average net assets	1.18	%(c)	1.19%	1.19%	1.19%	1.19%	1.18%

Ratio of total expenses to average net assets	1.31	%(c)	1.30%	1.36%	1.30%	1.29%	1.29%

Ratio of net investment income to average net assets	0.97	%(c)	1.02%	1.24%	0.60%	0.56%	0.75%

Portfolio turnover rate(d)	264%		610%	302%	172%	289%	261%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.67		$12.43	$12.13	$12.17	$12.20	$12.72

Net investment income(a)	0.10		0.17	0.20	0.12	0.11	0.16

Net realized and unrealized gain	0.81		0.46	0.31	0.08	0.06	0.07

Total from investment operations	0.91		0.63	0.51	0.20	0.17	0.23

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.21)	(0.24)	(0.15)	(0.74)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.11)		(0.39)	(0.21)	(0.24)	(0.20)	(0.75)

Net asset value, end of period	$13.47		$12.67	$12.43	$12.13	$12.17	$12.20

Total return(b)	7.23%		5.07%	4.25%	1.63%	1.39%	1.95%

Net assets, end of period (in 000s)	$66,469		$47,717	$53,615	$62,988	$97,332	$31,548

Ratio of net expenses to average net assets	0.75	%(c)	0.76%	0.78%	0.78%	0.78%	0.78%

Ratio of total expenses to average net assets	0.90	%(c)	0.88%	0.95%	0.89%	0.88%	0.90%

Ratio of net investment income to average net assets	1.44	%(c)	1.31%	1.64%	1.00%	0.90%	1.26%

Portfolio turnover rate(d)	264%		610%	302%	172%	289%	261%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.70		$12.45	$12.16	$12.19	$12.22	$12.55

Net investment income(b)	0.10		0.17	0.21	0.15	0.11	0.09

Net realized and unrealized gain	0.82		0.48	0.30	0.07	0.07	0.26

Total from investment operations	0.92		0.65	0.51	0.22	0.18	0.35

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.22)	(0.25)	(0.16)	(0.67)

Distributions to shareholders from net realized gains	—		(0.16)	—	—	(0.05)	(0.01)

Total distributions	(0.12)		(0.40)	(0.22)	(0.25)	(0.21)	(0.68)

Net asset value, end of period	$13.50		$12.70	$12.45	$12.16	$12.19	$12.22

Total return(c)	7.26%		5.22%	4.35%	1.73%	1.50%	2.92%

Net assets, end of period (in 000s)	$309,312		$311,837	$228,163	$268,413	$5,468	$520

Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.68%	0.68%	0.67%	0.68	%(d)

Ratio of total expenses to average net assets	0.81	%(d)	0.78%	0.85%	0.78%	0.77%	0.79	%(d)

Ratio of net investment income to average net assets	1.51	%(d)	1.36%	1.74%	1.25%	0.92%	1.10	%(d)

Portfolio turnover rate(e)	264%		610%	302%	172%	289%	261%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Core Fixed Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$12.71		$12.46	$12.10

Net investment income(b)	0.10		0.18	0.21

Net realized and unrealized gain	0.82		0.47	0.36

Total from investment operations	0.92		0.65	0.57

Distributions to shareholders from net investment income	(0.12)		(0.24)	(0.21)

Distributions to shareholders from net realized gains	—		(0.16)	—

Total distributions	(0.12)		(0.40)	(0.21)

Net asset value, end of period	$13.51		$12.71	$12.46

Total return(c)	7.25%		5.22%	4.77%

Net assets, end of period (in 000s)	$9,056		$7,900	$8,170

Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.80	%(d)	0.78%	0.87	%(d)

Ratio of net investment income to average net assets	1.51	%(d)	1.38%	1.82	%(d)

Portfolio turnover rate(e)	264%		610%	302%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.17	0.11

Net realized and unrealized gain (loss)	1.27	(1.11)

Total from investment operations	1.44	(1.00)

Distributions to shareholders from net investment income	(0.18)	(0.12)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.31%	(10.14)%

Net assets, end of period (in 000s)	$492	$142

Ratio of net expenses to average net assets(d)	0.98%	0.98%

Ratio of total expenses to average net assets(d)	2.64%	2.58%

Ratio of net investment income to average net assets(d)	3.48%	3.44%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.14	0.09

Net realized and unrealized gain (loss)	1.27	(1.12)

Total from investment operations	1.41	(1.03)

Distributions to shareholders from net investment income	(0.15)	(0.09)

Net asset value, end of period	$10.14	$8.88

Total return(c)	15.88%	(10.35)%

Net assets, end of period (in 000s)	$92	$65

Ratio of net expenses to average net assets(d)	1.73%	1.73%

Ratio of total expenses to average net assets(d)	3.66%	3.40%

Ratio of net investment income to average net assets(d)	2.79%	2.67%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.19	0.12

Net realized and unrealized gain (loss)	1.27	(1.11)

Total from investment operations	1.46	(0.99)

Distributions to shareholders from net investment income	(0.20)	(0.13)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.51%	(10.03)%

Net assets, end of period (in 000s)	$23,080	$22,264

Ratio of net expenses to average net assets(d)	0.64%	0.64%

Ratio of total expenses to average net assets(d)	2.39%	2.53%

Ratio of net investment income to average net assets(d)	3.86%	3.72%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.19	0.12

Net realized and unrealized gain (loss)	1.26	(1.12)

Total from investment operations	1.45	(1.00)

Distributions to shareholders from net investment income	(0.19)	(0.12)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.46%	(10.06)%

Net assets, end of period (in 000s)	$52	$45

Ratio of net expenses to average net assets(d)	0.73%	0.73%

Ratio of total expenses to average net assets(d)	2.46%	2.62%

Ratio of net investment income to average net assets(d)	3.78%	3.63%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.19	0.12

Net realized and unrealized gain (loss)	1.27	(1.11)

Total from investment operations	1.46	(0.99)

Distributions to shareholders from net investment income	(0.20)	(0.13)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.51%	(10.03)%

Net assets, end of period (in 000s)	$52	$45

Ratio of net expenses to average net assets(d)	0.63%	0.63%

Ratio of total expenses to average net assets(d)	2.36%	2.52%

Ratio of net investment income to average net assets(d)	3.88%	3.73%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.16	0.10

Net realized and unrealized gain (loss)	1.27	(1.11)

Total from investment operations	1.43	(1.01)

Distributions to shareholders from net investment income	(0.17)	(0.11)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.17%	(10.21)%

Net assets, end of period (in 000s)	$52	$45

Ratio of net expenses to average net assets(d)	1.23%	1.23%

Ratio of total expenses to average net assets(d)	2.96%	3.12%

Ratio of net investment income to average net assets(d)	3.28%	3.13%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$8.88	$10.00

Net investment income(b)	0.19	0.12

Net realized and unrealized gain (loss)	1.27	(1.11)

Total from investment operations	1.46	(0.99)

Distributions to shareholders from net investment income	(0.20)	(0.13)

Net asset value, end of period	$10.14	$8.88

Total return(c)	16.51%	(10.03)%

Net assets, end of period (in 000s)	$50,302	$809

Ratio of net expenses to average net assets(d)	0.62%	0.60%

Ratio of total expenses to average net assets(d)	1.81%	0.63%

Ratio of net investment income to average net assets(d)	3.68%	3.76%

Portfolio turnover rate(e)	224%	110%

(a)	Commenced operations on December 3, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.93		$8.71	$9.19	$9.45	$9.47	$9.79

Net investment income(a)	0.15		0.33	0.38	0.32	0.33	0.32

Net realized and unrealized gain (loss)	0.84		(0.73)	(0.34)	(0.24)	(0.03)	(0.30)

Total from investment operations	0.99		(0.40)	0.04	0.08	0.30	0.02

Distributions to shareholders from net investment income	(0.11)		(0.38)	(0.52)	(0.34)	(0.32)	(0.34)

Net asset value, end of period	$8.81		$7.93	$8.71	$9.19	$9.45	$9.47

Total return(b)	12.55%		(4.90)%	0.61%	0.86%	3.20%	0.19%

Net assets, end of period (in 000s)	$1,417		$978	$3,169	$6,984	$12,673	$8,358

Ratio of net expenses to average net assets	1.46	%(c)	1.47%	1.47%	1.43%	1.45%	1.49%

Ratio of total expenses to average net assets	1.84	%(c)	1.84%	1.74%	1.54%	1.62%	1.57%

Ratio of net investment income to average net assets	3.41	%(c)	3.74%	4.15%	3.40%	3.43%	3.34%

Portfolio turnover rate(d)	64%		164%	220%	267%	266%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.93		$8.70	$9.19	$9.45	$9.47	$9.79

Net investment income(a)	0.12		0.26	0.31	0.25	0.26	0.25

Net realized and unrealized gain (loss)	0.83		(0.72)	(0.34)	(0.24)	(0.03)	(0.31)

Total from investment operations	0.95		(0.46)	(0.03)	0.01	0.23	(0.06)

Distributions to shareholders from net investment income	(0.08)		(0.31)	(0.46)	(0.27)	(0.25)	(0.26)

Net asset value, end of period	$8.80		$7.93	$8.70	$9.19	$9.45	$9.47

Total return(b)	12.01%		(5.50)%	(0.25)%	0.12%	2.43%	(0.55)%

Net assets, end of period (in 000s)	$442		$543	$1,092	$1,545	$2,692	$1,773

Ratio of net expenses to average net assets	2.21	%(c)	2.22%	2.22%	2.18%	2.20%	2.23%

Ratio of total expenses to average net assets	2.60	%(c)	2.60%	2.52%	2.29%	2.37%	2.32%

Ratio of net investment income to average net assets	2.71	%(c)	3.00%	3.39%	2.65%	2.68%	2.61%

Portfolio turnover rate(d)	64%		164%	220%	267%	266%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.92		$8.70	$9.18	$9.44	$9.46	$9.78

Net investment income(a)	0.16		0.35	0.41	0.35	0.36	0.35

Net realized and unrealized gain (loss)	0.84		(0.72)	(0.34)	(0.23)	(0.03)	(0.30)

Total from investment operations	1.00		(0.37)	0.07	0.12	0.33	0.05

Distributions to shareholders from net investment income	(0.13)		(0.41)	(0.55)	(0.38)	(0.35)	(0.37)

Net asset value, end of period	$8.79		$7.92	$8.70	$9.18	$9.44	$9.46

Total return(b)	12.62%		(4.59)%	0.84%	1.32%	3.55%	0.53%

Net assets, end of period (in 000s)	$16,016		$14,592	$22,611	$199,256	$189,429	$173,758

Ratio of net expenses to average net assets	1.13	%(c)	1.13%	1.13%	1.09%	1.11%	1.15%

Ratio of total expenses to average net assets	1.51	%(c)	1.50%	1.30%	1.19%	1.28%	1.23%

Ratio of net investment income to average net assets	3.77	%(c)	4.07%	4.45%	3.74%	3.77%	3.68%

Portfolio turnover rate(d)	64%		164%	220%	267%	266%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.93		$8.70	$9.19	$9.45	$9.47	$9.79

Net investment income(a)	0.16		0.35	0.40	0.35	0.35	0.35

Net realized and unrealized gain (loss)	0.83		(0.72)	(0.34)	(0.24)	(0.03)	(0.31)

Total from investment operations	0.99		(0.37)	0.06	0.11	0.32	0.04

Distributions to shareholders from net investment income	(0.12)		(0.40)	(0.55)	(0.37)	(0.34)	(0.36)

Net asset value, end of period	$8.80		$7.93	$8.70	$9.19	$9.45	$9.47

Total return(b)	12.56%		(4.56)%	0.75%	1.12%	3.45%	0.44%

Net assets, end of period (in 000s)	$2,357		$2,187	$4,261	$7,357	$9,347	$5,067

Ratio of net expenses to average net assets	1.21	%(c)	1.22%	1.22%	1.18%	1.20%	1.23%

Ratio of total expenses to average net assets	1.60	%(c)	1.59%	1.50%	1.28%	1.38%	1.32%

Ratio of net investment income to average net assets	3.70	%(c)	3.99%	4.41%	3.66%	3.69%	3.61%

Portfolio turnover rate(d)	64%		164%	220%	267%	266%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$7.93		$8.70	$9.18	$9.48

Net investment income(b)	0.16		0.35	0.40	0.13

Net realized and unrealized gain (loss)	0.84		(0.71)	(0.33)	(0.20)

Total from investment operations	1.00		(0.36)	0.07	(0.07)

Distributions to shareholders from net investment income	(0.13)		(0.41)	(0.55)	(0.23)

Net asset value, end of period	$8.80		$7.93	$8.70	$9.18

Total return(c)	12.61%		(4.46)%	0.85%	(0.62)%

Net assets, end of period (in 000s)	$2,661		$2,218	$1,823	$3,612

Ratio of net expenses to average net assets	1.12	%(d)	1.12%	1.12%	1.11	%(d)

Ratio of total expenses to average net assets	1.50	%(d)	1.50%	1.43%	1.05	%(d)

Ratio of net investment income to average net assets	3.77	%(d)	4.07%	4.49%	4.27	%(d)

Portfolio turnover rate(e)	64%		164%	220%	267%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.93		$8.70	$9.19	$9.45	$9.47	$9.78

Net investment income(a)	0.14		0.30	0.35	0.30	0.30	0.30

Net realized and unrealized gain (loss)	0.83		(0.71)	(0.34)	(0.24)	(0.02)	(0.30)

Total from investment operations	0.97		(0.41)	0.01	0.06	0.28	—

Distributions to shareholders from net investment income	(0.10)		(0.36)	(0.50)	(0.32)	(0.30)	(0.31)

Net asset value, end of period	$8.80		$7.93	$8.70	$9.19	$9.45	$9.47

Total return(b)	12.28%		(5.03)%	0.24%	0.61%	2.94%	0.04%

Net assets, end of period (in 000s)	$27		$24	$26	$36	$35	$33

Ratio of net expenses to average net assets	1.71	%(c)	1.72%	1.72%	1.68%	1.70%	1.74%

Ratio of total expenses to average net assets	2.09	%(c)	2.09%	2.01%	1.78%	1.87%	1.83%

Ratio of net investment income to average net assets	3.19	%(c)	3.48%	3.88%	3.15%	3.18%	3.08%

Portfolio turnover rate(d)	64%		164%	220%	267%	266%	173%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Long Short Credit Strategies Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$7.92		$8.69	$9.25

Net investment income(b)	0.16		0.35	0.38

Net realized and unrealized gain (loss)	0.83		(0.71)	(0.40)

Total from investment operations	0.99		(0.36)	(0.02)

Distributions to shareholders from net investment income	(0.13)		(0.41)	(0.54)

Net asset value, end of period	$8.78		$7.92	$8.69

Total return(c)	12.50%		(4.47)%	(0.07)%

Net assets, end of period (in 000s)	$84,595		$76,234	$87,163

Ratio of net expenses to average net assets	1.12	%(d)	1.12%	1.12	%(d)

Ratio of total expenses to average net assets	1.50	%(d)	1.49%	1.52	%(d)

Ratio of net investment income to average net assets	3.78	%(d)	4.08%	4.55	%(d)

Portfolio turnover rate(e)	64%		164%	220%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.48		$9.28	$9.54	$9.70	$9.41	$10.06

Net investment income(a)	0.16		0.26	0.35	0.17	0.19	0.28

Net realized and unrealized gain (loss)	1.01		(0.78)	(0.31)	(0.25)	0.26	(0.52)

Total from investment operations	1.17		(0.52)	0.04	(0.08)	0.45	(0.24)

Distributions to shareholders from net investment income	(0.18)		— (b)	(0.05)	(0.05)	(0.11)	(0.41)

Distributions to shareholders from return of capital	—		(0.28)	(0.25)	(0.03)	(0.05)	—

Total distributions	(0.18)		(0.28)	(0.30)	(0.08)	(0.16)	(0.41)

Net asset value, end of period	$9.47		$8.48	$9.28	$9.54	$9.70	$9.41

Total return(c)	13.82%		(5.64)%	0.46%	(0.86)%	4.84%	(2.49)%

Net assets, end of period (in 000s)	$133,826		$115,257	$202,337	$311,146	$646,435	$1,383,885

Ratio of net expenses to average net assets	1.03	%(d)	1.01%	0.99%	0.95%	0.92%	0.90%

Ratio of total expenses to average net assets	1.06	%(d)	1.04%	1.01%	0.95%	0.93%	0.91%

Ratio of net investment income to average net assets	3.41	%(d)	2.84%	3.72%	1.81%	1.96%	2.83%

Portfolio turnover rate(e)	383%		491%	169%	128%	184%	212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.46		$9.25	$9.52	$9.71	$9.41	$10.06

Net investment income(a)	0.12		0.19	0.28	0.10	0.12	0.21

Net realized and unrealized gain (loss)	1.01		(0.77)	(0.32)	(0.26)	0.28	(0.52)

Total from investment operations	1.13		(0.58)	(0.04)	(0.16)	0.40	(0.31)

Distributions to shareholders from net investment income	(0.14)		— (b)	(0.04)	(0.02)	(0.07)	(0.34)

Distributions to shareholders from return of capital	—		(0.21)	(0.19)	(0.01)	(0.03)	—

Total distributions	(0.14)		(0.21)	(0.23)	(0.03)	(0.10)	(0.34)

Net asset value, end of period	$9.45		$8.46	$9.25	$9.52	$9.71	$9.41

Total return(c)	13.28%		(6.27)%	(0.41)%	(1.60)%	4.25%	(3.21)%

Net assets, end of period (in 000s)	$73,736		$89,308	$150,514	$252,929	$448,657	$710,230

Ratio of net expenses to average net assets	1.78	%(d)	1.77%	1.74%	1.70%	1.60%	1.65%

Ratio of total expenses to average net assets	1.82	%(d)	1.79%	1.76%	1.70%	1.68%	1.66%

Ratio of net investment income to average net assets	2.67	%(d)	2.10%	2.97%	1.01%	1.26%	2.08%

Portfolio turnover rate(e)	383%		491%	169%	128%	184%	212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.49		$9.28	$9.55	$9.70	$9.41	$10.06

Net investment income(a)	0.17		0.29	0.38	0.20	0.22	0.31

Net realized and unrealized gain (loss)	1.01		(0.76)	(0.32)	(0.25)	0.26	(0.52)

Total from investment operations	1.18		(0.47)	0.06	(0.05)	0.48	(0.21)

Distributions to shareholders from net investment income	(0.19)		(0.01)	(0.06)	(0.07)	(0.13)	(0.44)

Distributions to shareholders from return of capital	—		(0.31)	(0.27)	(0.03)	(0.06)	—

Total distributions	(0.19)		(0.32)	(0.33)	(0.10)	(0.19)	(0.44)

Net asset value, end of period	$9.48		$8.49	$9.28	$9.55	$9.70	$9.41

Total return(b)	14.01%		(5.31)%	0.71%	(0.49)%	5.19%	(2.16)%

Net assets, end of period (in 000s)	$598,328		$564,586	$950,665	$3,849,088	$6,435,385	$11,261,977

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.65%	0.61%	0.58%	0.56%

Ratio of total expenses to average net assets	0.73	%(c)	0.70%	0.66%	0.61%	0.59%	0.57%

Ratio of net investment income to average net assets	3.74	%(c)	3.18%	4.10%	2.08%	2.31%	3.17%

Portfolio turnover rate(d)	383%		491%	169%	128%	184%	212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.48		$9.28	$9.55	$9.70	$9.41	$10.06

Net investment income(a)	0.17		0.29	0.37	0.19	0.21	0.31

Net realized and unrealized gain (loss)	1.02		(0.78)	(0.32)	(0.24)	0.26	(0.53)

Total from investment operations	1.19		(0.49)	0.05	(0.05)	0.47	(0.22)

Distributions to shareholders from net investment income	(0.19)		(0.01)	(0.05)	(0.07)	(0.13)	(0.43)

Distributions to shareholders from return of capital	—		(0.30)	(0.27)	(0.03)	(0.05)	—

Total distributions	(0.19)		(0.31)	(0.32)	(0.10)	(0.18)	(0.43)

Net asset value, end of period	$9.48		$8.48	$9.28	$9.55	$9.70	$9.41

Total return(b)	13.96%		(5.40)%	0.61%	(0.56)%	5.10%	(2.24)%

Net assets, end of period (in 000s)	$21,546		$25,179	$96,019	$189,884	$345,997	$332,917

Ratio of net expenses to average net assets	0.78	%(c)	0.76%	0.74%	0.70%	0.67%	0.65%

Ratio of total expenses to average net assets	0.82	%(c)	0.79%	0.76%	0.70%	0.68%	0.66%

Ratio of net investment income to average net assets	3.68	%(c)	3.15%	3.98%	2.01%	2.23%	3.09%

Portfolio turnover rate(d)	383%		491%	169%	128%	184%	212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.48		$9.28	$9.55	$9.70	$9.41	$10.04

Net investment income(b)	0.17		0.29	0.35	0.21	0.21	0.20

Net realized and unrealized gain (loss)	1.02		(0.77)	(0.29)	(0.26)	0.27	(0.50)

Total from investment operations	1.19		(0.48)	0.06	(0.05)	0.48	(0.30)

Distributions to shareholders from net investment income	(0.19)		(0.01)	(0.10)	(0.06)	(0.13)	(0.33)

Distributions to shareholders from return of capital	—		(0.31)	(0.23)	(0.04)	(0.06)	—

Total distributions	(0.19)		(0.32)	(0.33)	(0.10)	(0.19)	(0.33)

Net asset value, end of period	$9.48		$8.48	$9.28	$9.55	$9.70	$9.41

Total return(c)	14.01%		(5.30)%	0.70%	(0.48)%	5.21%	(3.05)%

Net assets, end of period (in 000s)	$7,177		$6,779	$25,882	$24,628	$66,431	$19,708

Ratio of net expenses to average net assets	0.68	%(d)	0.67%	0.64%	0.60%	0.56%	0.53	%(d)

Ratio of total expenses to average net assets	0.72	%(d)	0.69%	0.66%	0.60%	0.57%	0.55	%(d)

Ratio of net investment income to average net assets	3.74	%(d)	3.16%	3.73%	2.14%	2.18%	3.19	%(d)

Portfolio turnover rate(e)	383%		491%	169%	128%	184%	212%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020		2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.47		$9.26	$	9.53	$9.70	$9.40	$10.05

Net investment income(a)	0.15		0.24		0.32	0.14	0.16	0.25

Net realized and unrealized gain (loss)	1.01		(0.77)		(0.31)	(0.25)	0.28	(0.52)

Total from investment operations	1.16		(0.53)		0.01	(0.11)	0.44	(0.27)

Distributions to shareholders from net investment income	(0.17)		—		(0.05)	(0.04)	(0.10)	(0.38)

Distributions to shareholders from return of capital	—		(0.26)		(0.23)	(0.02)	(0.04)	—

Total distributions	(0.17)		(0.26)		(0.28)	(0.06)	(0.14)	(0.38)

Net asset value, end of period	$9.46		$8.47	$	9.26	$9.53	$9.70	$9.40

Total return(b)	13.70%		(5.89)%		0.10%	(1.12)%	4.71%	(2.73)%

Net assets, end of period (in 000s)	$2,932		$3,056		$4,986	$7,361	$9,577	$9,399

Ratio of net expenses to average net assets	1.28	%(c)	1.27%		1.24%	1.20%	1.14%	1.15%

Ratio of total expenses to average net assets	1.32	%(c)	1.29%		1.26%	1.20%	1.18%	1.16%

Ratio of net investment income to average net assets	3.17	%(c)	2.59%		3.46%	1.46%	1.66%	2.58%

Portfolio turnover rate(d)	383%		491%		169%	128%	184%	212%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$8.47		$9.27	$9.62

Net investment income(b)	0.17		0.29	0.33

Net realized and unrealized gain (loss)	1.01		(0.77)	(0.35)

Total from investment operations	1.18		(0.48)	(0.02)

Distributions to shareholders from net investment income	(0.19)		(0.01)	(0.06)

Distributions to shareholders from return of capital	—		(0.31)	(0.27)

Total distributions	(0.19)		(0.32)	(0.33)

Net asset value, end of period	$9.46		$8.47	$9.27

Total return(c)	13.91%		(5.31)%	(0.12)%

Net assets, end of period (in 000s)	$248,708		$235,966	$336,979

Ratio of net expenses to average net assets	0.68	%(d)	0.67%	0.64	%(d)

Ratio of total expenses to average net assets	0.72	%(d)	0.69%	0.68	%(d)

Ratio of net investment income to average net assets	3.76	%(d)	3.18%	3.84	%(d)

Portfolio turnover rate(e)	383%		491%	169%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Bond and Core Fixed Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Global Core Fixed Income*	A, C, Institutional, Service, Investor, R6 and P	Diversified
Income, Long Short Credit Strategies and Strategic Income	A, C, Institutional, Investor, R6, R and P	Diversified

*	Effective April 30, 2020, the Goldman Sachs Global Income Fund changed its name to the Goldman Sachs Global Core Fixed Income Fund.

Class A Shares are sold with a front-end sales charge of up to 3.75%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to each of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds pursuant to management agreements with the Trust. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to a management agreement with the Trust on behalf of the Global Core Fixed Income Fund (the management agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall

170

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Income Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Bond	Daily/Monthly	Annually
Core Fixed Income	Daily/Monthly	Annually
Global Core Fixed Income	Daily/Monthly	Annually
Income	Daily/Monthly	Annually
Long Short Credit Strategies	Daily/Monthly	Annually
Strategic Income	Monthly/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

171

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

172

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price

173

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

174

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$278,407,573	$—

Mortgage-Backed Obligations	—	255,224,556	141,359

U.S. Treasury Obligations and/or Other U.S. Government Agencies	2,982,371	60,024	—

Asset-Backed Securities	—	36,071,529	—

Foreign Debt Obligations	—	7,218,556	—

Municipal Debt Obligations	—	5,937,501	—

Exchange Traded Fund	4,788,956	—	—

Investment Company	45,069,024	—	—

Total	$52,840,351	$582,919,739	$141,359

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,934,729)	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,317,514	$—

Futures Contracts(a)	27,560	—	—

Interest Rate Swap Contracts(a)	—	1,186,189	—

Credit Default Swap Contracts(a)	—	112,032	—

Total Return Swap Contracts(a)	—	15,486	—

Purchased Option Contracts	—	212,396	—

Total	$27,560	$2,843,617	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,334,253)	$—

Futures Contracts(a)	(93,858)	—	—

Interest Rate Swap Contracts(a)	—	(459,436)	—

Credit Default Swap Contracts(a)	—	(285,653)	—

Written Option Contracts	—	(879,958)	—

Total	$(93,858)	$(2,959,300)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$810,335,266	$—

Foreign Debt Obligations	19,536,187	20,642,731	—

Asset-Backed Securities	—	121,259,043	—

Mortgage-Backed Obligations	—	735,188,034	—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	284,570,257	73,356,780	—

Municipal Debt Obligations	—	16,377,203	—

Investment Company	166,329,758	—	—

Total	$470,436,202	$1,777,159,057	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(46,425,562)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$203,323	$—

Futures Contracts(a)	90,329	—	—

Interest Rate Swap Contracts(a)	—	1,505,427	—

Credit Default Swap Contracts(a)	—	284,071	—

Purchased Option Contracts	—	276,115	—

Total	$90,329	$2,268,936	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,031,054)	$—

Futures Contracts(a)	(151,409)	—	—

Interest Rate Swap Contracts(a)	—	(495,313)	—

Credit Default Swap Contracts(a)	—	(743,473)	—

Written Option Contracts	—	(1,083,826)	—

Total	$(151,409)	$(3,353,666)	$—

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Foreign Sovereign Debt Obligations	$122,945,598	$69,938,307	$—

Corporate Obligations	—	287,223,603	—

Asset-Backed Securities	—	48,306,575	—

Mortgage-Backed Obligations	—	181,352,425	150,854

U.S. Government Agencies	—	1,809,797	—

Investment Company	60,264,017	—	—

Total	$183,209,615	$588,630,707	$150,854

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(9,421,022)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GLOBAL CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,258,396	$—

Futures Contracts(a)	384,296	—	—

Interest Rate Swap Contracts(a)	—	2,110,752	—

Credit Default Swap Contracts(a)	—	14,444	—

Purchased Option Contracts	—	223,016	—

Total	$384,296	$3,606,608	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,096,946)	$—

Futures Contracts(a)	(156,371)	—	—

Interest Rate Swap Contracts(a)	—	(1,052,119)	—

Credit Default Swap Contracts(a)	—	(407,302)	—

Written Option Contracts	—	(882,590)	—

Total	$(156,371)	$(5,438,957)	$—

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,471,120	$—

Corporate Obligations	—	57,823,611	—

Mortgage-Backed Obligations	—	12,460,000	—

Foreign Debt Obligations	—	7,171,081	—

Unfunded Loan Commitment(a)	—	82	—

Investment Company	1,953,273	—	—

Total	$1,953,273	$78,925,894	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$14,934	$—

Futures Contracts	6,582	—	—

Interest Rate Swap Contracts	—	491	—

Credit Default Swap Contracts	—	4,088	—

Total	$6,582	$19,513	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(9,163)	$—

Futures Contracts	(1,272)	—	—

Interest Rate Swap Contracts	—	(2,868)	—

Credit Default Swap Contracts	—	(69,858)	—

Total	$(1,272)	$(81,889)	$—

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$25,299,211	$410,538

Other Secured Obligations	—	11,782,270	—

Unsecured Debt Obligations	—	58,472,082	—

U.S Treasury Obligations	1,999,059	—	—

Common Stock and/or Other Equity Investments

North America	12,864	—	—

Investment Company	7,850,806	—	—

Total	$9,862,729	$95,553,563	$410,538

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$6,728	$—

Liabilities(a)

Interest Rate Swap Contracts	$—	$(115,748)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$23,324,886	$—

Corporate Obligations	—	573,251,998	—

Mortgage-Backed Obligations	—	666,421,465	103,382

U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,422,793	—	—

Asset-Backed Securities	—	185,771,019	—

Foreign Debt Obligations	—	19,671,268	—

Municipal Debt Obligations	—	9,389,612	—

Unfunded Loan Committment	—	4,362	—

Exchange Traded Fund	21,292,260	—	—

Investment Company	12,347,706	—	—

Total	$35,062,759	$1,479,834,610	$103,382

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,204,971)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$4,357,361	$—

Futures Contracts(a)	166,404	—	—

Interest Rate Swap Contracts(a)	—	8,886,736	—

Credit Default Swap Contracts(a)	—	5,415,809	—

Total Return Swap Contracts(a)	—	65,219	—

Purchased Option Contracts	—	977,022	—

Total	$166,404	$19,702,147	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(4,293,392)	$—

Futures Contracts(a)	(567,661)	—	—

Interest Rate Swap Contracts(a)	—	(3,057,580)	—

Credit Default Swap Contracts(a)	—	(974,377)	—

Written Option Contracts	—	(5,166,692)	—

Total	$(567,661)	$(13,492,041)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

BOND
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$1,426,145	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(1,433,252)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	127,518	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	(285,653)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,317,514		Payable for unrealized loss on forward foreign currency exchange contracts	(1,334,253)
Total		$2,871,177			$(3,053,158)

CORE FIXED INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$1,871,871	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(798,131)	(a)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	284,071	(a)	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	(743,473)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	203,323		Payable for unrealized loss on forward foreign currency exchange contracts.	(1,031,054)
Total		$2,359,265			$(2,572,658)

GLOBAL CORE FIXED INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$2,718,064	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(2,091,080)	(a)
Credit	Variation margin on swap contracts	14,444	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(407,302	)(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,258,396		Payable for unrealized loss on forward foreign currency exchange contracts.	(3,096,946)
Total		$3,990,904			$(5,595,328)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

(b)	Aggregate of amounts include $81,278, $71,442 and $40,678 for the Bond, Core Fixed Income, and Global Core Fixed Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts;	$7,073	(a)	Variation margin on futures contracts; Variation margin on swap contracts;	$(4,140)	(a)
Credit	Variation margin on swap contracts;	4,088		Variation margin on swap contracts;	(69,858)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	14,934		Payable for unrealized loss on forward foreign currency exchange contracts.	(9,163)
Total		$26,095			$(83,161)

LONG SHORT CREDIT STRATEGIES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts	$6,728	(a)	—	—
Credit	—	—		Payable for unrealized gain on swap contracts	(115,748)	(a)
Total		$6,728			$(115,748)

STRATEGIC INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$9,053,140	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(3,625,241)	(a)
Credit	Receivable for unrealized loss on swap contracts; Variation margin on swap contracts	5,481,028	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(975,946	)(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	4,357,361		Payable for unrealized loss on forward foreign currency exchange contracts.	(4,293,392)
Total		$18,891,529			$(8,894,579)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $365,478 for the Strategic Income Fund, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

183

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

BOND
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options contracts	$5,104,521	$(2,651,108)	841
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	52,498	325,383	29
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	635,256	(75,357)	545
Total		$5,792,275	$(2,401,082)	1,415

CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts, swap contracts, purchased and written options /Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased and written options	$6,728,303	$(5,469,540)	1,438
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	541,808	1,246,825	16
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	952,494	(1,673,567)	45
Total		$8,222,605	$(5,896,282)	1,499

GLOBAL CORE FIXED INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options /Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options	$5,357,499	$(630,508)	1,889
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	642,237	777,643	14
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(4,331,981)	(3,219,166)	549
Total		$1,667,755	$(3,072,031)	2,452

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

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4. INVESTMENTS IN DERIVATIVES (continued)

INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$57,750	$(47,699)	67
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	5,938	36,273	4
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(132,885)	17,344	6
Total		$(69,197)	$5,918	77

LONG SHORT CREDIT STRATEGIES
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) on swap contracts /Net change in unrealized gain (loss) on swap contracts	$ (290,396)	$254,065	1
Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	(194,387)	(348,407)	1
Total		$(484,783)	$(94,342)	2

STRATEGIC INCOME
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options /Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options	$14,710,538	$5,372,566	5,951
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on purchased options and swap contracts	(721,472)	5,978,982	20
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(965,187)	1,233,676	555
Total		$13,023,879	$12,585,224.	6,526

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM and GSAMI believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2020:

Strategic Income Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Swaps	Forward Currency Contracts	Options Written	Total
Barclays Bank PLC	$—	$65,219	$—	$65,219	$(77,571)	$—	$—	$(77,571)	$(12,352)	$12,352	$—
Citibank NA	—	—	—	—	(25,157)	—	(422,064)	(447,221)	(447,221)	447,221	—
Deutsche Bank AG (London)	—	—	—	—	(82,620)	—	(677,430)	(760,050)	(760,050)	760,050	—
JPMorgan Securities, Inc.	977,022	—	—	977,022	(27,682)	—	(2,131,187)	(2,158,869)	(1,181,847)	1,180,000	(1,847)
MS & Co. Int. PLC	—	168,267	4,357,361	4,525,628	(107,635)	(4,293,392)	(1,251,065)	(5,652,092)	(1,126,464)	1,126,464	—
UBS AG (London)	—	—	—	—	(44,813)	—	(684,946)	(729,759)	(729,759)	729,759	—

Total	$977,022	$233,486	$4,357,361	$5,567,869	$(365,478)	$(4,293,392)	$(5,166,692)	$(9,825,562)	$(4,257,693)	$4,255,846	$(1,847)
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM and GSAMI manage the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM and GSAMI are entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2020, contractual and effective net management fees with GSAM and GSAMI were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate#
Bond	0.41%	0.37%	0.35%	0.34%	0.34%	0.41%	0.40%
Core Fixed Income	0.40	0.36	0.34	0.33	0.32	0.39	0.31	*
Global Core Fixed Income	0.65	0.59	0.56	0.55	0.54	0.65	0.64	**
Income	0.55	0.50	0.47	0.46	0.45	0.55	0.54
Long Short Credit Strategies	1.00	0.90	0.86	0.84	0.82	1.00	0.99
Strategic Income	0.60	0.54	0.51	0.50	0.49	0.60	0.59

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.
*	The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.33% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2021, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.
**	Effective July 29, 2020, the Investment Adviser agreed to waive a portion of the Management Fee equal to 0.01% of the Fund’s average daily net assets. This management fee waiver arrangement will remain in effect through at least July 29, 2021, and prior to such date, GSAMI may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and in shares of the Goldman Sachs Access High Yield Corporate Bond ETF, which are affiliated Underlying Funds. GSAM and GSAMI have agreed to waive a portion of their management fee payable by the Funds in an amount equal to the management fee they earn as investment advisers to the affiliated Underlying Funds in which the Funds invest. For the six months ended September 30, 2020, GSAM waived $14,563, $136,540, $1,256, $4,054 and $10,044 of the Fund’s management fee for the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds, respectively. For the six months ended September 30, 2020, GSAMI waived $10,768 of the Fund’s management fee for the Global Core Fixed Income Fund.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Bond	$5,724	$7
Core Fixed Income	3,861	332
Global Core Fixed Income	426	—
Income	1,710	—
Long Short Credit Strategies	1	—
Strategic Income	321	1

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to July 1 2020, Goldman Sachs had charged 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares.

Effective July 29, 2020, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund. This arrangement will remain in effect through at least July 29, 2021, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2020, Goldman Sachs had agreed to waive 0.03% of its transfer agency fee as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Global Core Fixed Income Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM and GSAMI have agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM and GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Bond, Core Fixed Income, Global Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds are 0.004%, 0.014%, 0.004%, 0.054%, 0.094% and 0.054%, respectively. These Other Expense limitations will remain in place through at least July 29, 2021 for the Funds, and prior to such date GSAM and GSAMI may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.
Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended September 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waivers	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Bond	$14,563	$154	$356,946	$371,663
Core Fixed Income	580,676	286	308,931	889,893
Global Core Fixed Income	22,959	12,609	405,511	441,079
Income	1,256	—	370,289	371,545
Long Short Credit Strategies	4,054	4	193,621	197,679
Strategic Income	10,044	273	188,782	199,099

G.  Line of Credit Facility — As of September 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2020, Goldman Sachs earned $18,846, $38,130 and $126,075 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Bond, Core Fixed Income and Strategic Income Funds, respectively.

As of September 30, 2020, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio
Global Core Fixed Income	24%	16%

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of September 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R
Bond	—%	—%	—%	15%	—%	—%	—%
Income	11	56	99	N/A	100	100	100
Long Short Credit Strategies	—	6	—	N/A	—	—	100

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Access High Yield Corporate Bond ETF as of and for the six months ended September 30, 2020:

Fund	Underlying Fund	Market Value as of March 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Market Value as of September 30, 2020	Shares as of September 30, 2020	Dividend Income
Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,970,018	$144,122,724	$(101,023,718)	$—	$45,069,024	45,069,024	$10,391
	Goldman Sachs Access High Yield Corporate Bond ETF	—	4,748,156	—	40,800	4,788,956	98,956	34,091
Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	131,413,400	564,134,620	(529,218,261)	—	166,329,759	166,329,759	110,149
Global Core Fixed Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	14,122,305	118,585,700	(72,443,988)	—	60,264,017	60,264,017	4,513
Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	455,147	50,471,584	(48,973,458)	—	1,953,273	1,953,273	784
Long Short Credit Strategies	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,233,586	38,747,173	(34,129,953)	—	7,850,806	7,850,806	2,924
Strategic Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	99,264,768	134,290,162	(221,207,224)	—	12,347,706	12,347,706	6,451
	Goldman Sachs Access High Yield Corporate Bond ETF	—	21,288,603	—	3,657	21,292,260	439,970	151,574

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2020, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)
Bond	$1,922,614,764	$150,363,224	$1,921,705,524	$121,283,427
Core Fixed Income	609,585,535	320,999,720	459,787,314	140,095,691
Global Core Fixed Income	62,814,398	670,828,965	75,058,185	714,369,799
Income	4,724,088	59,619,015	3,845,472	19,497,026
Long Short Credit Strategies	—	58,959,244	—	62,948,602
Strategic Income	47,581,268	281,951,849	102,764,795	220,770,617

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income
Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$—	$—	$(27,895,437)	$(1,224,334,736)
Perpetual Long-Term	—	—	—	—	(7,537,443)	(791,274,613)
Total capital loss carryforwards	$—	$—	$—	$—	$(35,432,880)	$(2,015,609,349)
Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral, Straddle Loss Deferral/Distributions Payable)	$(901,258)	$(3,643,087)	$(5,673,525)	$—	$(449,787)	$(16,983,731)

As of September 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond	Core Fixed Income	Global Core Fixed Income	Income	Long Short Credit Strategies	Strategic Income
Tax Cost	$618,333,139	$2,174,728,525	$736,066,655	$80,574,202	$108,312,568	$1,530,690,418
Gross unrealized gain	25,680,790	84,704,352	40,369,065	1,307,548	3,222,721	45,085,971
Gross unrealized loss	(8,112,480)	(11,837,618)	(4,444,544)	(1,002,665)	(5,708,459)	(60,780,000)
Net unrealized gains (losses)	$17,568,310	$72,866,734	$35,924,521	$304,883	$(2,485,738)	$(15,694,029)

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, differences in the tax treatment of underlying fund investments, swap transactions, market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Funds may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Funds’ performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may

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8. OTHER RISKS (continued)

be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM and GSAMI believe the risk of loss under these arrangements to be remote.

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10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM and GSAMI expect that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK,Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM and GSAMI have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

195

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Bond Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	917,088	$10,139,897	1,642,597	$17,073,250
Reinvestment of distributions	100,545	1,107,382	216,053	2,248,816
Shares redeemed	(1,054,041)	(11,539,089)	(2,199,693)	(22,767,209)
	(36,408)	(291,810)	(341,043)	(3,445,143)
Class C Shares
Shares sold	201,020	2,202,728	642,365	6,770,290
Reinvestment of distributions	10,525	115,800	15,061	156,695
Shares redeemed	(217,992)	(2,386,890)	(267,376)	(2,755,334)
	(6,447)	(68,362)	390,050	4,171,651
Institutional Shares
Shares sold	3,321,702	36,413,546	5,315,319	55,087,881
Reinvestment of distributions	188,673	2,077,362	410,967	4,273,510
Shares redeemed	(3,174,645)	(34,769,114)	(8,315,942)	(85,754,042)
	335,730	3,721,794	(2,589,656)	(26,392,651)
Service Shares
Shares sold	7,171	79,374	4,092	40,890
Reinvestment of distributions	86	955	96	993
Shares redeemed	(575)	(6,425)	(6,387)	(65,597)
	6,682	73,904	(2,199)	(23,714)
Investor Shares
Shares sold	2,969,171	32,525,952	879,029	9,065,470
Reinvestment of distributions	55,595	611,795	96,623	1,001,319
Shares redeemed	(613,084)	(6,653,556)	(1,750,074)	(18,144,447)
	2,411,682	26,484,191	(774,422)	(8,077,658)
Class R6 Shares
Shares sold	1,428,722	15,719,182	2,500,038	25,986,782
Reinvestment of distributions	126,873	1,397,496	235,029	2,446,728
Shares redeemed	(825,139)	(9,049,216)	(1,640,760)	(16,931,826)
	730,456	8,067,462	1,094,307	11,501,684
Class R Shares
Shares sold	38,234	417,629	164,868	1,699,008
Reinvestment of distributions	5,508	60,600	14,874	154,369
Shares redeemed	(75,245)	(825,853)	(1,582,541)	(16,271,278)
	(31,503)	(347,624)	(1,402,799)	(14,417,901)
Class P Shares
Shares sold	1,120,064	12,276,223	1,725,921	17,917,005
Reinvestment of distributions	123,043	1,355,250	271,881	2,828,279
Shares redeemed	(741,416)	(8,087,875)	(2,891,893)	(30,061,290)
	501,691	5,543,598	(894,091)	(9,316,006)

NET INCREASE (DECREASE)	3,911,883	$43,183,153	(4,519,853)	$(45,999,738)

196

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Core Fixed Income Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,487,618	$28,267,766	7,667,253	$83,079,471
Reinvestment of distributions	120,046	1,360,242	290,646	3,130,966
Shares redeemed	(828,219)	(9,304,957)	(1,870,447)	(20,039,210)
	1,779,445	20,323,051	6,087,452	66,171,227
Class C Shares
Shares sold	396,909	4,520,313	464,600	5,032,931
Reinvestment of distributions	5,164	58,816	15,463	167,034
Shares redeemed	(140,376)	(1,602,958)	(341,038)	(3,651,813)
	261,697	2,976,171	139,025	1,548,152
Institutional Shares
Shares sold	19,873,461	225,971,840	23,150,088	249,400,464
Reinvestment of distributions	297,078	3,381,584	716,370	7,742,021
Shares redeemed	(9,969,006)	(112,895,007)	(14,209,082)	(153,251,003)
	10,201,533	116,458,417	9,657,376	103,891,482
Service Shares
Shares sold	13,028	148,687	54,975	593,528
Reinvestment of distributions	295	3,357	759	8,202
Shares redeemed	(6,174)	(70,761)	(32,184)	(349,532)
	7,149	81,283	23,550	252,198
Investor Shares
Shares sold	16,092,786	182,431,936	11,701,150	126,091,507
Reinvestment of distributions	198,083	2,251,329	161,102	1,740,263
Shares redeemed	(1,981,415)	(22,372,435)	(2,245,559)	(24,045,896)
	14,309,454	162,310,830	9,616,693	103,785,874
Class R6 Shares
Shares sold	477,142	5,462,645	1,366,681	14,881,214
Reinvestment of distributions	167,564	1,908,451	560,447	6,045,546
Shares redeemed	(96,315)	(1,105,584)	(8,852,238)	(94,724,310)
	548,391	6,265,512	(6,925,110)	(73,797,550)
Class R Shares
Shares sold	72,019	817,014	118,143	1,260,132
Reinvestment of distributions	3,818	43,268	13,210	142,070
Shares redeemed	(82,000)	(927,846)	(115,620)	(1,240,039)
	(6,163)	(67,564)	15,733	162,163
Class P Shares
Shares sold	7,750,877	87,956,422	23,462,615	253,934,269
Reinvestment of distributions	793,804	9,047,153	2,046,617	22,135,589
Shares redeemed	(4,698,927)	(53,111,636)	(17,380,102)	(186,721,103)
	3,845,754	43,891,939	8,129,130	89,348,755

NET INCREASE	30,947,260	$352,239,639	26,743,849	$291,362,301

197

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Core Fixed Income Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	712,907	$9,589,971	666,723	$8,497,208
Reinvestment of distributions	21,624	289,531	110,121	1,412,741
Shares redeemed	(366,215)	(4,842,668)	(2,533,357)	(32,655,064)
	368,316	5,036,834	(1,756,513)	(22,745,115)
Class C Shares
Shares sold	24,016	317,907	26,962	342,382
Reinvestment of distributions	1,513	20,073	10,626	135,038
Shares redeemed	(79,136)	(1,042,391)	(243,329)	(3,085,869)
	(53,607)	(704,411)	(205,741)	(2,608,449)
Institutional Shares
Shares sold	3,216,714	42,950,626	6,987,029	89,805,795
Reinvestment of distributions	165,357	2,210,213	591,182	7,577,752
Shares redeemed	(3,666,422)	(48,514,889)	(8,083,603)	(103,264,071)
	(284,351)	(3,354,050)	(505,392)	(5,880,524)
Service Shares
Shares sold	69,584	936,454	18,748	236,371
Reinvestment of distributions	214	2,861	1,542	19,596
Shares redeemed	(28,772)	(385,324)	(160,555)	(2,058,013)
	41,026	553,991	(140,265)	(1,802,046)
Investor Shares
Shares sold	1,792,871	24,049,512	1,474,799	18,984,120
Reinvestment of distributions	32,452	432,980	129,436	1,656,005
Shares redeemed	(656,646)	(8,615,093)	(2,151,570)	(27,543,366)
	1,168,677	15,867,399	(547,335)	(6,903,241)
Class R6 Shares
Shares sold	379,411	5,054,038	8,646,077	108,986,025
Reinvestment of distributions	207,698	2,775,534	703,794	9,029,216
Shares redeemed	(2,231,206)	(29,444,233)	(3,112,453)	(40,279,123)
	(1,644,097)	(21,614,661)	6,237,418	77,736,118
Class P Shares
Shares sold	65,648	861,425	43,061	552,039
Reinvestment of distributions	5,983	80,027	19,333	247,987
Shares redeemed	(23,007)	(308,422)	(96,274)	(1,234,645)
	48,624	633,030	(33,880)	(434,619)

NET INCREASE (DECREASE)	(355,412)	$(3,581,868)	3,048,292	$37,362,124

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Income Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Period Ended March 31, 2020(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	34,615	$351,225	15,828	$160,010
Reinvestment of distributions	359	3,560	147	1,422
Shares redeemed	(2,378)	(23,563)	(1)	(10)
	32,596	331,222	15,974	161,422
Class C Shares
Shares sold	1,614	16,602	7,263	72,854
Reinvestment of distributions	114	1,127	54	519
Shares redeemed	—	—	(1)	(10)
	1,728	17,729	7,316	73,363
Institutional Shares
Shares sold	16,245	162,114	2,474,927	24,750,010
Reinvestment of distributions	49,476	489,505	32,481	317,318
Shares redeemed	(296,273)	(3,030,630)	(1)	(10)
	(230,552)	(2,379,011)	2,507,407	25,067,318
Investor Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	101	995	64	627
Shares redeemed	—	—	(1)	(10)
	101	995	5,064	50,627
Class R6 Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	103	1,020	66	643
Shares redeemed	—	—	(1)	(10)
	103	1,020	5,066	50,643
Class R Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	88	867	56	546
Shares redeemed	—	—	(1)	(10)
	88	867	5,056	50,546
Class P Shares
Shares sold	5,623,480	56,868,188	90,702	917,535
Reinvestment of distributions	34,731	352,337	373	3,382
Shares redeemed	(788,007)	(8,040,796)	(1)	(15)
	4,870,204	49,179,729	91,074	920,902

NET INCREASE	4,674,268	$47,152,551	2,636,957	$26,374,821

(a)	Commenced operations on December 3, 2019.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Long Short Credit Strategies Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	54,643	$475,311	23,827	$197,226
Reinvestment of distributions	1,829	15,803	8,826	76,779
Shares redeemed	(18,810)	(164,701)	(273,369)	(2,386,800)
	37,662	326,413	(240,716)	(2,112,795)
Class C Shares
Reinvestment of distributions	612	5,259	2,854	24,766
Shares redeemed	(18,922)	(165,976)	(59,794)	(520,159)
	(18,310)	(160,717)	(56,940)	(495,393)
Institutional Shares
Shares sold	197,272	1,676,811	450,237	3,873,625
Reinvestment of distributions	26,881	231,620	107,988	936,741
Shares redeemed	(244,416)	(2,060,488)	(1,316,869)	(11,386,187)
	(20,263)	(152,057)	(758,644)	(6,575,821)
Investor Shares
Shares sold	10,371	90,271	108,883	935,802
Reinvestment of distributions	3,895	33,553	15,097	131,139
Shares redeemed	(22,316)	(194,179)	(337,766)	(2,944,855)
	(8,050)	(70,355)	(213,786)	(1,877,914)
Class R6 Shares
Shares sold	18,454	160,000	58,520	510,000
Reinvestment of distributions	4,245	36,608	11,701	101,272
	22,699	196,608	70,221	611,272
Class R Shares
Shares sold	—	—	194	1,698
Reinvestment of distributions	35	305	122	1,057
Shares redeemed	—	—	(328)	(2,872)
	35	305	(12)	(117)
Class P Shares
Shares sold	774,538	6,740,000	1,822,359	15,930,000
Reinvestment of distributions	135,834	1,168,957	437,178	3,781,835
Shares redeemed	(911,463)	(7,471,546)	(2,662,165)	(23,028,432)
	(1,091)	437,411	(402,628)	(3,316,597)

NET INCREASE (DECREASE)	12,682	$577,608	(1,602,505)	$(13,767,365)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Income Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,343,610	$21,967,768	4,333,774	$40,120,028
Reinvestment of distributions	224,837	2,077,307	490,074	4,515,940
Shares redeemed	(2,031,707)	(18,621,102)	(13,041,523)	(120,215,951)
	536,740	5,423,973	(8,217,675)	(75,579,983)
Class C Shares
Shares sold	55,400	506,998	186,533	1,721,726
Reinvestment of distributions	125,551	1,155,741	254,409	2,339,261
Shares redeemed	(2,936,802)	(27,205,610)	(6,147,862)	(56,597,035)
	(2,755,851)	(25,542,871)	(5,706,920)	(52,536,048)
Institutional Shares
Shares sold	6,138,985	57,338,194	13,004,783	120,397,728
Reinvestment of distributions	1,141,438	10,555,827	2,438,400	22,475,357
Shares redeemed	(10,693,096)	(97,603,072)	(51,302,131)	(472,312,676)
	(3,412,673)	(29,709,051)	(35,858,948)	(329,439,591)
Investor Shares
Shares sold	95,365	889,451	987,962	9,169,309
Reinvestment of distributions	50,568	466,734	210,455	1,942,886
Shares redeemed	(840,210)	(7,619,322)	(8,575,241)	(79,296,601)
	(694,277)	(6,263,137)	(7,376,824)	(68,184,406)
Class R6 Shares
Shares sold	72,035	669,127	363,532	3,359,548
Reinvestment of distributions	13,897	128,364	25,852	237,989
Shares redeemed	(127,618)	(1,194,405)	(2,378,604)	(22,071,301)
	(41,686)	(396,914)	(1,989,220)	(18,473,764)
Class R Shares
Shares sold	31,033	282,533	88,099	812,563
Reinvestment of distributions	4,814	44,362	10,258	94,318
Shares redeemed	(86,729)	(787,700)	(275,684)	(2,518,416)
	(50,882)	(460,805)	(177,327)	(1,611,535)
Class P Shares
Shares sold	3,014,921	28,178,176	2,141,649	19,849,517
Reinvestment of distributions	549,551	5,071,648	1,114,643	10,249,862
Shares redeemed	(5,133,983)	(46,973,689)	(11,755,858)	(106,800,555)
	(1,569,511)	(13,723,865)	(8,499,566)	(76,701,176)

NET DECREASE	(7,988,140)	$(70,672,670)	(67,826,480)	$(622,526,503)

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Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020, which represents a period of 183 days of a 365 day year . This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Bond Fund				Core Fixed Income Fund				Global Core Fixed Income Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,092.10		$4.14	$1,000.00	$1,067.30		$3.63	$1,000.00	$1,070.80		$5.19
Hypothetical 5% return	1,000.00	1,021.56	+	4.00	1,000.00	1,021.56	+	3.55	1,000.00	1,021.56	+	5.06
Class C
Actual	1,000.00	1,087.10		8.01	1,000.00	1,064.00		7.50	1,000.00	1,067.30		9.07
Hypothetical 5% return	1,000.00	1,017.40	+	7.74	1,000.00	1,017.80	+	7.33	1,000.00	1,016.29	+	8.85
Institutional
Actual	1,000.00	1,092.90		2.36	1,000.00	1,069.80		1.92	1,000.00	1,072.50		3.58
Hypothetical 5% return	1,000.00	1,022.81	+	2.28	1,000.00	1,023.21	+	1.88	1,000.00	1,021.61	+	3.50
Service
Actual	1,000.00	1,090.20		4.98	1,000.00	1,067.10		4.51	1,000.00	1,069.40		6.12
Hypothetical 5% return	1,000.00	1,020.71	+	4.81	1,000.00	1,020.71	+	4.41	1,000.00	1,020.71	+	5.97
Investor
Actual	1,000.00	1,093.70		2.78	1,000.00	1,068.60		2.33	1,000.00	1,072.30		3.90
Hypothetical 5% return	1,000.00	1,022.41	+	2.69	1,000.00	1,022.81	+	2.28	1,000.00	1,021.31	+	3.80
Class R6
Actual	1,000.00	1,094.00		2.31	1,000.00	1,069.80		1.87	1,000.00	1,072.60		3.53
Hypothetical 5% return	1,000.00	1,022.86	+	2.23	1,000.00	1,023.26	+	1.83	1,000.00	1,021.66	+	3.45
Class R
Actual	1,000.00	1,090.80		5.45	1,000.00	1,066.90		4.92	—	—		—
Hypothetical 5% return	1,000.00	1,020.31	+	5.27	1,000.00	1,020.31	+	4.81	—	—		—
Class P
Actual	1,000.00	1,094.00		2.31	1,000.00	1,069.80		1.87	1,000.00	1,072.50		3.53
Hypothetical 5% return	1,000.00	1,023.26	+	2.23	1,000.00	1,023.26	+	1.83	1,000.00	1,023.26	+	3.45

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Bond	0.79%	1.53%	0.45%	0.95%	0.53%	0.44%	1.04%	0.44%
Core Fixed Income	0.70	1.45	0.37	0.87	0.45	0.36	0.95	0.36
Global Core Fixed Income	1.00	1.75	0.69	1.18	0.75	0.68	N/A	0.68

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

202

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Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited) (continued)

	Goldman Sachs Income Fund				Long Short Credit Strategies Fund				Strategic Income Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,163.10		$5.31	$1,000.00	$1,125.50		$7.78	$1,000.00	$1,138.20		$5.52
Hypothetical 5% return	1,000.00	1,021.56	+	4.96	1,000.00	1,021.56	+	7.38	1,000.00	1,021.56	+	5.22
Class C
Actual	1,000.00	1,158.80		9.36	1,000.00	1,120.10		11.75	1,000.00	1,132.80		9.52
Hypothetical 5% return	1,000.00	1,016.39	+	8.74	1,000.00	1,013.99	+	11.16	1,000.00	1,016.14	+	9.00
Institutional
Actual	1,000.00	1,165.10		3.47	1,000.00	1,126.20		6.02	1,000.00	1,140.10		3.70
Hypothetical 5% return	1,000.00	1,021.86	+	3.24	1,000.00	1,019.40	+	5.72	1,000.00	1,021.61	+	3.50
Investor
Actual	1,000.00	1,164.60		3.96	1,000.00	1,125.60		6.45	1,000.00	1,139.60		4.18
Hypothetical 5% return	1,000.00	1,021.41	+	3.70	1,000.00	1,019.00	+	6.12	1,000.00	1,021.16	+	3.95
Class R6
Actual	1,000.00	1,165.10		3.42	1,000.00	1,126.10		5.97	1,000.00	1,140.10		3.65
Hypothetical 5% return	1,000.00	1,021.91	+	3.19	1,000.00	1,019.45	+	5.67	1,000.00	1,021.66	+	3.45
Class R
Actual	1,000.00	1,161.70		6.67	1,000.00	1,122.80		9.10	1,000.00	1,137.00		6.86
Hypothetical 5% return	1,000.00	1,020.31	+	6.23	1,000.00	1,020.31	+	8.64	1,000.00	1,020.31	+	6.48
Class P
Actual	1,000.00	1,165.10		3.37	1,000.00	1,125.00		5.97	1,000.00	1,139.10		3.65
Hypothetical 5% return	1,000.00	1,023.26	+	3.14	1,000.00	1,023.26	+	5.67	1,000.00	1,023.26	+	3.45

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income	0.98%	1.73%	0.64%	0.73%	0.63%	1.23%	0.62%
Long Short Credit Strategies	1.46	2.21	1.13	1.21	1.12	1.71	1.12
Strategic Income	1.03	1.78	0.69	0.78	0.68	1.28	0.68

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

203

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Income Fund, Goldman Sachs Long Short Credit Strategies Fund and Goldman Sachs Strategic Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) on behalf of the Bond, Core Fixed Income, Income, Long Short Credit Strategies and Strategic Income Funds with Goldman Sachs Asset Management, L.P. (“GSAM”) and on behalf of the Global Core Fixed Income Fund with Goldman Sachs Asset Management International (together with GSAM, the “Investment Advisers”).

The Management Agreements were most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Bond and Core Fixed Income Funds), a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Income Fund, which commenced operations on December 3, 2019); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

204

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund (with the exception of the Income Fund, which commenced operations in 2019) to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Advisers and their affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers and their affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Advisers addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Advisers and their affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Advisers or their affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Advisers and their affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Advisers’ portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Advisers. They also noted the Investment Advisers’ commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Advisers and their affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Advisers’ business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Advisers continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Advisers would continue to do so in the future. The Trustees also recognized that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Advisers and their affiliates.

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GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund (with the exception of the Income Fund) to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Advisers using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Bond and Core Fixed Income Funds’ performance to that of composites of accounts with comparable investment strategies managed by GSAM.

In addition, the Trustees considered materials prepared and presentations made by the Investment Advisers’ senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Advisers’ periodic reports with respect to the Funds’ risk profiles, and how the Investment Advisers’ approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Bond Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2020. They noted that the Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2020. They observed that the Global Core Fixed Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees noted that in February 2020, the Global Core Fixed Income Fund had been repositioned from the Global Income Fund, which involved changes to the Fund’s investment objective and principal investment strategy. The Trustees also noted that the Global Core Fixed Income Fund had experienced certain portfolio management changes in 2019 and in the first half of 2020. The Trustees considered that the Long Short Credit Strategies Fund was launched in April 2014 in connection with the reorganization of the Goldman Sachs Credit Strategies Fund, a closed-end interval fund, with and into the Fund. The Trustees noted that the Long Short Credit Strategies Fund’s Institutional Shares (when viewed together with its predecessor for the applicable periods) had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three- and ten-year periods; had underperformed the Fund’s LIBOR-based benchmark index by 6.96%, 2.87%, and 1.13%, respectively, for the one-, three-, and five-year periods and outperformed the Fund’s benchmark by 1.75% for the ten-year period; and had outperformed the average performance of a group of competitor funds, as determined by the Investment Adviser, for the one-year period and had underperformed for the three- and five-year periods ended March 31, 2020. However, they noted that the Long Short Credit Strategies Fund currently implements a long/short credit strategy, while the Goldman Sachs Credit Strategies Fund implemented a long-only credit strategy through April of 2014. The Trustees observed that the Strategic Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-year period and the fourth quartile for the three- and five-year periods; had underperformed the Fund’s LIBOR-based benchmark index by 7.68%, 3.76%, and 1.90%, respectively, for the one-, three-, and five-year periods; and had underperformed the Fund’s Competitor Fund Average for the one-, three-, and five-year periods ended March 31, 2020.

The Trustees noted that the Income Fund had launched on December 3, 2019 and did not yet have a meaningful performance history.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Advisers to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

206

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

In addition, the Trustees considered the Investment Advisers’ undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Global Core Fixed Income Fund that would have the effect of decreasing expenses of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Advisers manage other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Advisers to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Advisers to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Advisers’ revenues and pre-tax profit margins (except for the Income Fund, which commenced operations on December 3, 2019). In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Advisers’ expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Advisers for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Advisers’ expense allocation methodology. Profitability data for each Fund (with the exception of the Income Fund) was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Advisers’ overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreements for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Bond Fund	Core Fixed Income Fund	Global Core Fixed Income Fund	Income Fund	Long Short Credit Strategies Fund	Strategic Income Fund

First $1 billion	0.41%	0.40%	0.65%	0.55%	1.00%	0.60%

Next $1 billion	0.37	0.36	0.59	0.50	0.90	0.54

Next $3 billion	0.35	0.34	0.56	0.47	0.86	0.51

Next $3 billion	0.34	0.33	0.55	0.46	0.84	0.50

Over $8 billion	0.34	0.32	0.54	0.45	0.82	0.49

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and their realized profits; information comparing fee rates charged by the Investment Advisers with fee rates charged to other funds in the peer groups; and the Investment Advisers’ undertakings to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that GSAM had passed along savings to shareholders of the Core Fixed Income and Strategic Income Funds, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Advisers and Their Affiliates

The Trustees also considered the other benefits derived by the Investment Advisers and their affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”);

207

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Advisers; (d) the Investment Advisers’ ability to leverage the infrastructure designed to service the Funds on behalf of their other clients; (e) the Investment Advisers’ ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Advisers’ ability to negotiate better pricing with custodians on behalf of their other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Advisers and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Advisers, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Advisers; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Advisers and their affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Advisers and their affiliates; (d) the Investment Advisers’ ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Advisers’ knowledge and experience gained from managing other accounts and products; (f) the Investment Advisers’ ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Advisers, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Advisers and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by its respective Investment Adviser, the Investment Advisers’ costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Advisers’ continued management likely would benefit each applicable Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2021.

208

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Funds management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2020 Goldman Sachs. All rights reserved. 220298-OTU-11/2020 MSFISAR-20

Goldman Sachs Funds

Semi-Annual Report	September 30, 2020

Municipal Funds
Dynamic Municipal Income
High Yield Municipal
Municipal Income Completion
Short Duration Tax-Free

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800- 621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Municipal Funds

∎	DYNAMIC MUNICIPAL INCOME

∎	HIGH YIELD MUNICIPAL

∎	MUNICIPAL INCOME COMPLETION

∎	SHORT DURATION TAX-FREE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Dynamic Municipal Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-10 Yr Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	5.34%	3.80%	1.58%	1.56%	2.67%
Class C	4.88	3.80	0.89	0.87	1.50
Institutional	5.52	3.80	1.97	1.95	3.33
Service	5.16	3.80	1.47	1.45	2.48
Investor	5.47	3.80	1.89	1.87	3.19
Class R6	5.52	3.80	1.97	1.96	3.33
Class P	5.52	3.80	1.98	1.96	3.34

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-10 Year Blend Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

High Yield Municipal Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Goldman Sachs High Yield Municipal Fund Composite Index[2]	Bloomberg Barclays Municipal High Yield Bond Index[3]	Bloomberg Barclays Municipal Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]	30-Day Taxable Equivalent Yield[6]

Class A	6.42%	6.26%	7.78%	3.99%	2.42%	2.39%	4.09%
Class C	6.03	6.26	7.78	3.99	1.79	1.76	3.02
Institutional	6.59	6.26	7.78	3.99	2.85	2.83	4.81
Investor	6.55	6.26	7.78	3.99	2.79	2.75	4.71
Class R6	6.70	6.26	7.78	3.99	2.86	2.84	4.83
Class P	6.60	6.26	7.78	3.99	2.86	2.84	4.83

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs High Yield Municipal Fund Composite Index is comprised of the Bloomberg Barclays Municipal High Yield Bond Index (60%) (with dividends reinvested) and the Bloomberg Barclays Municipal Bond Index (40%) (with dividends reinvested).

[3]	The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Bloomberg Barclays Municipal High Yield Bond Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Bloomberg Barclays Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[6]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

SECTOR ALLOCATION[7]

Percentage of Market Value

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Municipal Income Completion Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-10 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield

Separate Account Institutional Shares	7.88%	3.80%	2.80%	2.05%	4.73%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-10 Year Blend Index is an unmanaged broadbased total return index composed of approximately 40,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the period shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Short Duration Tax-Free Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Municipal Bond 1-3 Year Blend Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]	30-Day Taxable Equivalent Yield[4]

Class A	2.30%	2.50%	0.57%	0.52%	0.96%
Class C	2.10	2.50	0.18	-0.21	0.30
Institutional	2.45	2.50	0.87	0.86	1.47
Service	2.20	2.50	0.38	0.36	0.64
Investor	2.43	2.50	0.85	0.78	1.44
Class R6	2.46	2.50	0.88	0.87	1.49
Class P	2.46	2.50	0.88	0.87	1.49

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Municipal Bond 1-3 Year Blend Index (with dividends reinvested), an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Subsidized Yield by 1 minus the highest 2019 federal income tax rate of 40.8%.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

SECTOR ALLOCATION[5]

Percentage of Market Value

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.4%
Alabama – 1.1%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A-/A1)
$5,000,000	4.000%	09/15/2033	$5,517,150
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)(a)
2,500,000	5.750	10/01/2020	2,500,000
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
425,000	5.000	08/01/2025	504,186
485,000	5.000	08/01/2026	588,232
550,000	5.000	08/01/2027	680,322
485,000	5.000	08/01/2028	608,656
485,000	5.000	08/01/2029	617,599
425,000	5.000	08/01/2030	549,007
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
100,000	5.000	11/15/2021	100,334
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
4,600,000	5.750	10/01/2049	4,142,484
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
1,000,000	5.000	10/01/2024	1,140,520
1,000,000	5.000	10/01/2025	1,170,660
2,225,000	5.000	10/01/2030	2,575,927
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
740,000	5.000	10/01/2044	814,888
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
4,275,000	0.000	10/01/2046	4,185,866
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,000,000	5.000	10/01/2021	1,043,580
13,500,000	6.000	10/01/2042	15,679,575
10,615,000	6.500	10/01/2053	12,483,983
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(b)
14,875,000	0.000	10/01/2050	14,666,304
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	234,695
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(c)(d)
225,000	2.000	10/01/2024	234,695
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
1,750,000	2.000	10/01/2024	1,825,408
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A/A3)
3,820,000	4.000	06/01/2024	4,252,882
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(c)
10,000,000	(1 Mo. LIBOR + 0.85%), 0.954	06/01/2024	9,969,300

UAB Medicine Finance Authority RB Series 2019 B (AA-/Aa3)
1,350,000	4.000	09/01/2036	1,586,237
2,030,000	4.000	09/01/2037	2,376,825
1,350,000	4.000	09/01/2038	1,569,470

			91,618,785

Alaska – 0.4%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
1,200,000	5.000	12/01/2026	1,478,376
3,430,000	5.000	12/01/2027	4,307,394
2,175,000	5.000	12/01/2028	2,771,494
2,235,000	5.000	12/01/2029	2,898,415
1,540,000	5.000	12/01/2030	2,028,904
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (A+/NR)
1,240,000	5.000	12/01/2027	1,547,557
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
2,600,000	5.000	06/01/2046	2,612,870
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(e)
37,350,000	0.000	06/01/2046	6,310,282
State of Alaska GO Unlimited Bonds Series 2016 A (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,615,063

			30,570,355

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
19,150,000	(3 Mo. LIBOR + 0.81%), 1.008	01/01/2037	17,857,566
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
425,000	3.375	07/01/2041	433,640
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,400,000	5.000	11/01/2044	1,675,296
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
570,000	5.000	01/01/2043	508,144
3,250,000	4.500	01/01/2049	2,579,070
2,095,000	5.000	01/01/2054	1,786,595
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
1,565,000	5.000	01/01/2037	1,372,818
1,105,000	5.000	01/01/2038	960,344
300,000	5.000	01/01/2043	251,127
2,125,000	5.000	01/01/2049	1,731,280
600,000	5.125	01/01/2054	489,534

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa2)
$365,000	5.000%	05/01/2024	$383,509
300,000	5.000	05/01/2029	318,111
650,000	5.000	05/01/2031	681,506
Chandler Industrial Development Authority RB for Intel Corp. Series 2007 (AMT) (A+/A1)(c)(d)
10,000,000	2.700	08/14/2023	10,542,400
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(c)(d)
7,300,000	5.000	06/03/2024	8,424,857
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,375,000	3.000	07/01/2049	1,397,880
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,110,000	5.000	07/01/2023	1,231,922
1,115,000	5.000	07/01/2024	1,278,158
1,215,000	5.000	07/01/2025	1,432,995
915,000	4.000	07/01/2044	999,885
2,980,000	5.000	07/01/2044	3,519,201
2,290,000	3.250	07/01/2049	2,317,114
1,375,000	5.000	07/01/2049	1,612,380
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A2)
3,005,000	2.163	07/01/2022	3,052,359
1,950,000	2.226	07/01/2023	1,996,995
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (AAA/Aa2)
7,000,000	5.000	07/01/2030	8,689,520
Entertainment Center Community Facilities District RB Series 2017 (AA+/NR)
5,019,000	4.000	07/01/2037	5,128,364
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
400,000	3.500	07/01/2029	397,600
385,000	4.100	07/01/2034	375,098
1,141,000	4.750	07/01/2043	1,102,422
Glendale City Subordinate RB Refunding Series 2017 (AA/A1)
2,500,000	5.000	07/01/2028	3,108,200
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
5,000,000	5.000	11/15/2042	5,644,550
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(f)
300,000	4.000	07/01/2030	310,977
600,000	5.000	07/01/2040	635,250
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
200,000	4.000	07/01/2025	227,058
200,000	4.000	07/01/2026	230,324
200,000	4.000	07/01/2027	233,402

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2) – (continued)
325,000	4.000	07/01/2028	381,842
250,000	4.000	07/01/2029	296,523
500,000	4.000	07/01/2034	558,595
700,000	5.000	07/01/2039	844,431
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
500,000	4.750	05/01/2030	519,440
225,000	5.500	05/01/2040	233,530
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
8,985,000	5.000	12/01/2037	12,122,742
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(c)(d)
4,000,000	2.800	06/01/2021	4,058,200

			113,932,754

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
2,790,000	5.000	12/01/2047	3,381,397
4,630,000	3.200	12/01/2049	4,763,066
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/NR)
1,120,000	5.000	06/01/2021	1,143,599
520,000	5.000	06/01/2022	545,563
700,000	5.000	06/01/2023	749,714
1,030,000	5.000	06/01/2024	1,120,516
1,215,000	5.000	06/01/2025	1,338,699
1,705,000	5.000	06/01/2026	1,896,744
1,770,000	5.000	06/01/2027	1,983,586
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
550,000	5.000	08/01/2026	665,000
500,000	5.000	08/01/2028	596,660
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa2)
5,395,000	3.000	02/01/2023	5,657,737
5,185,000	3.000	02/01/2024	5,432,013
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/2023	3,364,381

			32,638,675

California – 8.8%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(e)
1,000,000	0.000	08/01/2037	670,090
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
875,000	4.000	09/01/2024	966,621
660,000	4.000	09/01/2025	727,406
475,000	4.000	09/01/2026	521,374
530,000	4.000	09/01/2027	578,930

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR) – (continued)
$520,000	4.000%	09/01/2028	$565,209
425,000	4.000	09/01/2029	459,748
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
1,000,000	5.000	05/01/2040	1,197,310
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
190,000	4.000	09/01/2021	195,649
195,000	4.000	09/01/2022	206,634
205,000	4.000	09/01/2023	222,655
210,000	4.000	09/01/2024	232,840
220,000	4.000	09/01/2025	248,393
230,000	4.000	09/01/2026	262,014
235,000	4.000	09/01/2027	265,719
255,000	4.000	09/01/2029	285,475
275,000	4.000	09/01/2031	302,995
290,000	4.000	09/01/2032	318,037
300,000	5.000	09/01/2033	343,137
215,000	5.000	09/01/2034	245,278
330,000	5.000	09/01/2035	375,533
345,000	3.000	09/01/2036	348,647
360,000	3.000	09/01/2037	362,761
370,000	3.000	09/01/2038	371,384
380,000	3.000	09/01/2039	380,695
1,160,000	5.000	09/01/2044	1,295,337
1,475,000	5.000	09/01/2049	1,640,215
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
1,505,000	4.000	09/01/2045	1,622,179
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
500,000	5.000	06/01/2050	554,625
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/NR)
950,000	4.000	06/01/2049	1,054,642
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/NR)
275,000	5.000	06/01/2049	313,167
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(e)
2,375,000	0.000	06/01/2055	516,515
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
825,000	4.000	06/01/2049	919,380
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
595,000	5.000	06/01/2049	689,837
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(e)
12,130,000	0.000	06/01/2055	2,158,412

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(e)
45,220,000	0.000	06/01/2055	4,621,032
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (AAA/Aaa)
5,000,000	5.250	04/01/2040	7,779,600
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (AAA/Aaa)
3,500,000	5.000	05/01/2045	5,477,080
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
500,000	5.000	02/01/2042	586,125
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
375,000	5.000	11/15/2028	468,907
350,000	5.000	11/15/2029	435,246
565,000	5.000	11/15/2030	698,939
1,010,000	5.000	11/15/2042	1,203,587
12,000,000	5.000	11/15/2056	14,116,080
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,300,000	5.000	02/01/2034	1,527,006
1,150,000	5.000	02/01/2035	1,347,558
450,000	5.000	02/01/2042	518,000
1,450,000	5.000	02/01/2047	1,656,552
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
2,285,000	5.000	06/30/2028	2,790,762
1,635,000	5.000	12/31/2028	1,989,664
6,195,000	5.000	12/31/2043	7,073,265
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (B+/NR)
1,690,000	4.000	07/15/2029	1,667,743
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
200,000	5.000	10/01/2026	234,368
200,000	5.000	10/01/2027	237,944
150,000	5.000	10/01/2028	180,355
225,000	5.000	10/01/2029	269,447
125,000	5.000	10/01/2030	148,826
225,000	5.000	10/01/2031	266,488
225,000	5.000	10/01/2032	264,782
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	488,678
1,125,000	5.000	10/01/2039	1,256,254
1,035,000	5.000	10/01/2049	1,134,525
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
900,000	5.000	12/31/2037	1,043,676
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/2035	425,708

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (A-/NR)
$4,130,000	3.000%	11/01/2025	$4,508,101
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
2,000,000	6.750	12/01/2028	1,943,700
14,195,000	7.500	12/01/2040	13,763,472
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2001 A (AMT) (A-/NR)(c)(d)
1,250,000	2.500	05/01/2024	1,318,038
California Pollution Control Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A (A-/NR)(c)(d)
3,500,000	2.500	05/01/2024	3,690,505
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (A-/NR)
10,000,000	3.375	07/01/2025	11,029,800
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (BBB/Baa3)(f)
13,845,000	5.000	07/01/2030	14,564,109
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(f)
280,000	5.000	07/01/2022	296,431
360,000	5.000	07/01/2023	392,252
445,000	5.000	07/01/2024	497,568
1,330,000	5.000	07/01/2029	1,587,674
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	1,051,620
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BB+/NR)(f)
215,000	3.000	10/01/2030	219,767
500,000	5.000	10/01/2040	561,935
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(f)
680,000	4.000	07/01/2030	724,227
750,000	5.000	07/01/2040	815,640
California State Various Purpose GO Bonds Series 2010 (AA-/Aa2)
305,000	6.000	03/01/2033	306,382
California State Various Purpose GO Bonds Series 2010 (NR/NR)
115,000	6.000	03/01/2033	115,539
California State Various Purpose GO Bonds Series 2017 (AA-/Aa2)
1,250,000	5.000	08/01/2046	1,509,800
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
16,170,000	4.000	11/01/2037	19,495,522
17,175,000	4.000	11/01/2038	20,632,499
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
400,000	4.250	09/01/2022	421,996

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR) – (continued)
230,000	5.000	09/01/2030	257,871
250,000	5.000	09/01/2037	275,240
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,422,052
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,029,271
595,000	5.000	09/02/2039	682,441
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	3,118,759
875,000	5.000	09/02/2038	1,018,929
350,000	5.000	09/02/2043	402,493
1,040,000	5.000	09/02/2048	1,185,049
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,225,000	5.000	09/02/2029	4,971,304
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	688,473
670,000	4.000	09/02/2024	726,012
1,500,000	5.000	09/02/2034	1,759,290
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
750,000	3.000	06/01/2029	704,445
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
365,000	5.000	08/01/2028	455,312
300,000	5.000	08/01/2029	371,955
315,000	5.000	08/01/2030	388,912
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(f)
500,000	5.000	07/01/2024	504,815
900,000	5.000	07/01/2029	900,972
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
150,000	5.000	04/01/2030	177,826
70,000	5.000	04/01/2031	82,370
385,000	4.000	04/01/2032	422,703
455,000	4.000	04/01/2034	494,253
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (BB-/NR)(f)
1,725,000	5.000	12/01/2031	1,933,639

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
$1,710,000	4.000%	09/02/2028	$1,860,737
1,250,000	5.000	09/02/2040	1,427,400
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,516,866
1,500,000	5.000	09/02/2048	1,709,205
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
115,000	4.000	09/02/2021	117,745
180,000	4.000	09/02/2022	188,363
345,000	4.000	09/02/2023	368,456
355,000	4.000	09/02/2024	385,661
1,015,000	4.000	09/02/2029	1,123,453
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
975,000	5.000	05/15/2042	1,080,134
1,000,000	5.000	05/15/2047	1,101,560
800,000	5.000	05/15/2050	879,752
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF—Irvine, LLC Series 2017 (NR/Baa1)
1,750,000	5.000	05/15/2022	1,840,965
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(e)
22,510,000	0.000	06/01/2046	3,175,711
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	261,876
245,000	4.000	09/01/2027	283,259
250,000	4.000	09/01/2028	292,145
165,000	3.000	09/01/2037	163,340
170,000	3.000	09/01/2038	165,398
175,000	3.000	09/01/2039	172,008
180,000	3.000	09/01/2040	175,010
620,000	3.125	09/01/2044	604,909
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA/Aa1)(e)
3,500,000	0.000	06/01/2034	2,646,315
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (AA/NR)
1,280,000	5.000	09/01/2044	1,540,800
1,925,000	5.000	09/01/2049	2,296,352
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,267,785
1,275,000	4.000	09/01/2032	1,435,459
1,030,000	4.000	09/01/2037	1,131,970
485,000	4.000	09/01/2040	527,229

Municipal Bonds – (continued)
California – (continued)
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
1,000,000	5.000	09/01/2035	1,158,980
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	353,480
330,000	4.000	09/01/2030	378,431
440,000	4.000	09/01/2032	497,464
450,000	4.000	09/01/2034	501,655
465,000	4.000	09/01/2036	515,401
150,000	3.000	09/01/2038	151,158
160,000	3.000	09/01/2039	160,541
190,000	4.000	09/01/2040	208,700
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,140,000	5.000	04/01/2024	1,220,815
1,325,000	5.000	04/01/2027	1,461,329
1,000,000	5.000	04/01/2029	1,112,650
1,250,000	5.000	04/01/2030	1,382,287
1,500,000	5.000	04/01/2031	1,649,280
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	116,382
100,000	5.000	09/01/2027	115,898
100,000	5.000	09/01/2028	115,321
100,000	5.000	09/01/2029	114,688
140,000	5.000	09/01/2031	158,644
250,000	5.000	09/01/2032	282,122
230,000	5.000	09/01/2033	258,729
150,000	5.000	09/01/2034	168,449
150,000	5.000	09/01/2035	167,880
700,000	5.000	09/01/2036	780,080
275,000	5.000	09/01/2037	305,434
250,000	5.000	09/01/2038	276,900
500,000	5.000	09/01/2039	552,815
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	328,848
815,000	5.000	09/01/2034	926,280
445,000	5.000	09/01/2039	499,152
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
55,000	3.000	09/01/2022	56,655
70,000	4.000	09/01/2024	75,932
95,000	4.000	09/01/2026	105,105
65,000	5.000	09/01/2030	76,615
190,000	4.000	09/01/2032	208,373
225,000	4.000	09/01/2034	245,059
265,000	4.000	09/01/2036	285,914
305,000	4.000	09/01/2038	326,664
330,000	4.000	09/01/2040	352,011
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
570,000	4.000	09/01/2028	630,870

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
California – (continued)
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
$600,000		5.000%		09/01/2035		$690,564
1,000,000		5.000		09/01/2040		1,134,540
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000		4.000		09/01/2044		1,533,501
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000		2.000		09/01/2024		329,139
330,000		2.250		09/01/2026		342,643
350,000		2.375		09/01/2028		360,780
380,000		2.750		09/01/2031		384,784
405,000		3.000		09/01/2033		414,016
415,000		3.000		09/01/2034		424,275
270,000		3.000		09/01/2035		273,534
900,000		3.125		09/01/2037		913,194
740,000		3.125		09/01/2039		747,163
810,000		3.250		09/01/2041		815,273
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000		5.000		09/01/2044		394,418
465,000		5.000		09/01/2049		529,537
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No. 1 Series 2019 B (NR/NR)
95,000		3.125		09/01/2037		96,468
700,000		3.250		09/01/2041		706,188
600,000		3.500		09/01/2049		607,908
940,000		4.000		09/01/2049		1,001,081
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
275,000		3.125		08/01/2035		295,589
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000		5.000		09/01/2034		515,110
725,000		5.000		09/01/2039		819,214
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A/A2)
1,225,000		5.000		07/01/2039		1,455,239
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000		4.000		09/01/2045		1,456,247
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,405,000		5.000		09/01/2027		1,621,749
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000		3.125		09/01/2044		388,613
1,630,000		3.125		09/01/2049		1,574,808
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
1,300,000		3.950		01/15/2053		1,401,517

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
3,000,000	0.000		01/15/2032		3,554,970
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2014 Subseries B-3 (A-/Baa2)(c)(d)
1,175,000	5.500		01/15/2023		1,267,625
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A+/NR)
500,000	5.000		09/01/2032		540,700
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(e)
43,000,000	0.000		06/01/2047		9,116,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
9,375,000	0.000		06/01/2047		1,932,750
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
13,395,000	5.000		06/01/2045		15,406,527
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
15,280,000	3.500		06/01/2036		15,489,642
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BBB-/NR)
22,180,000	5.000		06/01/2034		26,845,341
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
2,440,000	5.000		06/01/2047		2,515,347
10,080,000	5.250		06/01/2047		10,410,120
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
14,450,000	5.000		06/01/2047		14,896,216
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
3,915,000	5.300		06/01/2037		4,049,598
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
1,310,000	3.678		06/01/2038		1,393,578
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000		09/01/2025		777,419
650,000	5.000		09/01/2026		796,881
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000		09/01/2025		574,094
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000		09/01/2026		527,167
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000		09/01/2025		204,151
175,000	4.000		09/01/2026		201,283

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (AA/NR)
$350,000	5.000%	09/01/2030	$452,445
310,000	5.000	09/01/2032	395,021
360,000	5.000	09/01/2034	453,607
460,000	5.000	09/01/2036	572,134
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	862,428
2,500,000	5.000	09/01/2048	2,768,825
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (AA/NR)
3,000,000	3.500	09/01/2035	3,346,110
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (AA-/Aa2)
2,335,000	5.000	05/15/2034	2,841,508
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (A+/Aa3)
1,000,000	5.000	05/15/2029	1,193,300
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (A+/Aa3)
7,000,000	5.250	05/15/2048	8,368,920
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
5,000,000	5.000	05/15/2030	6,151,950
1,000,000	5.000	05/15/2035	1,205,830
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (A+/Aa3)
6,000,000	5.000	05/15/2030	7,621,260
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
44,275,000	5.720	05/01/2027	56,258,029
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(e)
2,000,000	0.000	08/01/2037	1,383,220
4,500,000	0.000	08/01/2038	3,016,395
4,500,000	0.000	08/01/2039	2,916,270
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(e)
1,205,000	0.000	08/01/2026	1,144,328
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(e)
2,510,000	0.000	08/01/2035	1,869,147
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/2039	2,765,525
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,455,000	6.125	11/01/2029	4,381,044
2,000,000	6.500	11/01/2039	3,160,600
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
5,000,000	0.000	08/01/2035	5,459,900

Municipal Bonds – (continued)
California – (continued)
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(g)
5,125,000	(3 Mo. LIBOR + 0.72%), 0.918	07/01/2027	5,073,443
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,335,000	5.000	11/01/2047	12,983,449
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
6,450,000	7.000	08/01/2038	9,244,463
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
2,150,000	0.000	08/01/2031	1,785,166
4,150,000	0.000	08/01/2032	3,334,899
3,500,000	0.000	08/01/2033	2,724,715
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A1)
4,000,000	5.000	05/01/2031	4,280,040
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	638,150
320,000	4.000	09/01/2024	353,638
400,000	4.000	09/01/2025	450,404
1,490,000	4.000	09/01/2026	1,701,029
305,000	4.000	09/01/2027	346,245
500,000	4.000	09/01/2028	561,950
1,780,000	4.000	09/01/2029	1,983,276
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,310,000	5.000	09/01/2027	4,635,836
1,000,000	5.375	09/01/2031	1,073,410
485,000	5.250	09/01/2034	517,068
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	219,868
205,000	4.000	09/01/2028	231,617
210,000	4.000	09/01/2029	237,842
220,000	4.000	09/01/2030	247,859
545,000	4.000	09/01/2034	603,506
500,000	4.000	09/01/2037	548,955
370,000	4.000	09/01/2040	402,878
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	887,505
1,075,000	5.000	09/01/2026	1,297,364
1,000,000	5.000	09/01/2027	1,231,650
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
35,000	4.000	09/01/2021	35,920
50,000	4.000	09/01/2022	52,640
85,000	4.000	09/01/2023	91,404
80,000	4.000	09/01/2024	87,478
150,000	4.000	09/01/2025	167,161

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR) – (continued)
$275,000	5.000%	09/01/2026	$324,002
210,000	5.000	09/01/2027	251,019
160,000	5.000	09/01/2028	189,296
170,000	5.000	09/01/2029	200,153
110,000	5.000	09/01/2030	128,796
100,000	5.000	09/01/2031	116,187
185,000	5.000	09/01/2032	213,566
165,000	5.000	09/01/2033	189,570
175,000	4.000	09/01/2034	190,563
150,000	4.000	09/01/2035	162,851
125,000	3.000	09/01/2036	121,134
470,000	5.000	09/01/2039	529,375
250,000	3.250	09/01/2041	242,033
400,000	5.000	09/01/2045	444,352
1,000,000	5.000	09/01/2049	1,107,460
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (AA/NR)
1,000,000	5.000	07/01/2029	1,139,560
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(g)
13,150,000	(3 Mo. LIBOR + 0.53%), 0.695	12/01/2035	11,377,906
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(g)
2,375,000	(3 Mo. LIBOR + 0.55%), 0.715	06/01/2034	2,084,348
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A/A1)
3,465,000	5.000	07/01/2023	3,851,625
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(e)
5,000,000	0.000	07/01/2039	3,268,800
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (AA-/Aa2)
3,500,000	4.000	07/01/2042	3,724,210
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (ETM) (A/A1)(a)
3,800,000	5.000	05/01/2021	3,904,424
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
4,750,000	5.000	05/01/2026	5,080,885
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A/A1)
2,000,000	5.500	05/01/2028	2,240,380
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (A/NR)
10,000,000	5.000	05/01/2023	11,096,200

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A/A1)
10,000,000	5.000	05/01/2048	11,624,300
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (A/NR)
1,290,000	5.000	05/01/2027	1,597,407
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A/A1)
9,380,000	5.000	05/01/2044	11,188,089
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (A-/NR)
1,000,000	5.000	08/01/2033	1,201,420
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	578,840
1,550,000	5.000	09/01/2044	1,761,947
2,275,000	5.000	09/01/2049	2,570,705
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (NR/Baa2)(e)
1,605,000	0.000	01/15/2026	1,442,012
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
1,000,000	5.000	01/15/2029	1,143,410
State of California GO Bonds for Bid Group A Series 2019 (AA-/Aa2)
15,000,000	2.375	10/01/2026	16,287,450
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
5,000,000	1.400	06/01/2022	5,022,150
Stockton Unified School District GO Refunding Bonds Series 2016 (A+/A1)
2,735,000	5.000	08/01/2025	3,297,617
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B-/B3)
1,650,000	5.375	06/01/2038	1,656,782
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
885,000	5.000	06/01/2026	1,086,559
1,180,000	5.000	06/01/2027	1,486,139
920,000	5.000	06/01/2028	1,183,801
1,780,000	5.000	06/01/2029	2,337,549
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A-/NR)
1,745,000	5.000	06/01/2032	2,273,054
870,000	5.000	06/01/2034	1,121,830
435,000	5.000	06/01/2035	558,453
870,000	5.000	06/01/2036	1,110,903
870,000	5.000	06/01/2039	1,099,167

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
$3,100,000	5.000%	06/01/2048	$3,647,770
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(e)
7,975,000	0.000	06/01/2054	1,362,768
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
1,265,000	5.000	10/01/2028	1,622,325
580,000	5.000	10/01/2029	755,734
490,000	5.000	10/01/2030	641,302
1,025,000	5.000	10/01/2031	1,333,299
880,000	5.000	10/01/2033	1,129,894
615,000	5.000	10/01/2035	783,787
705,000	5.000	10/01/2036	894,433
880,000	5.000	10/01/2037	1,112,505
880,000	5.000	10/01/2038	1,108,782
880,000	5.000	10/01/2039	1,105,280
970,000	5.000	10/01/2040	1,214,644
950,000	5.000	10/01/2045	1,174,115
995,000	5.000	10/01/2049	1,223,074
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,895,000	2.400	10/01/2049	1,896,687
University of California RB Refunding Series 2013 AL-2 (AA/Aa2)(c)(d)
9,600,000	0.120	10/01/2020	9,600,000
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE) (AA-/Baa2)(e)
1,175,000	0.000	08/01/2025	1,131,349
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	884,944

			717,546,953

Colorado – 4.1%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/Aa2)
6,910,000	5.250	12/01/2040	8,522,932
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(a)
325,000	5.250	12/01/2026	420,413
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(b)(f)
1,855,000	0.000	12/01/2049	1,369,565
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,078,000	4.500	12/01/2029	2,113,243
Board of Governors of Colorado State University System RB Refunding Series 2017 C (AA/NR)
14,305,000	5.000	03/01/2043	17,440,084
Board of Governors of Colorado State University System RB Refunding Series 2017 C (NR/NR)(a)
9,555,000	5.000	03/01/2028	12,696,875

Municipal Bonds – (continued)
Colorado – (continued)
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	545,769
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,157,845
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	772,198
500,000	5.125	12/01/2048	518,575
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,029,800
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (AA+/Aa2)
3,510,000	6.000	12/15/2029	4,793,396
10,805,000	6.000	12/15/2030	14,679,565
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,050,494
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(f)
1,500,000	5.000	10/01/2029	1,624,605
2,500,000	5.000	10/01/2039	2,624,800
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
415,000	4.000	11/01/2029	437,833
400,000	5.000	11/01/2039	428,168
700,000	5.000	11/01/2049	742,308
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (NR/Aa3)
325,000	5.000	06/01/2049	351,107
350,000	5.000	06/01/2054	377,675
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
1,000,000	4.000	09/01/2045	1,091,660
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
3,900,000	4.000	11/15/2043	4,454,658
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 B (AA/Aa2)(c)(d)
6,000,000	5.000	11/19/2026	7,519,320
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2030	1,263,400
855,000	5.000	08/01/2035	1,053,275
2,010,000	4.000	08/01/2044	2,219,100
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,053,274

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1) – (continued)
$2,140,000		5.000%		08/01/2036		$2,625,095
855,000		5.000		08/01/2037		1,045,169
1,285,000		5.000		08/01/2038		1,565,837
2,570,000		5.000		08/01/2039		3,122,319
3,495,000		4.000		08/01/2049		3,822,167
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(c)(d)
2,000,000		5.000		08/01/2025		2,323,800
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
4,285,000		5.000		08/01/2026		5,107,206
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(a)
1,150,000		5.000		06/01/2027		1,485,259
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
1,730,000		4.000		11/01/2039		1,971,750
7,435,000		5.000		11/01/2039		9,135,236
8,285,000		5.000		11/01/2044		10,072,737
1,950,000		5.000		11/01/2049		2,354,294
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
1,200,000		4.000		01/01/2036		1,402,560
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
1,250,000		2.496		11/01/2024		1,281,038
2,730,000		2.678		11/01/2025		2,823,748
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000		4.000		12/01/2029		3,036,917
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
460,000		3.500		12/01/2021		462,553
500,000		4.500		12/01/2027		516,620
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000		5.000		12/01/2049		914,724
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000		5.000		12/01/2039		1,286,036
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000		5.000		12/01/2029		2,800,844
3,105,000		5.500		12/01/2039		3,177,191
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
11,500,000		5.250		12/01/2048		13,745,720
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(c)(d)
7,960,000		5.000		11/15/2022		8,683,325

Municipal Bonds – (continued)
Colorado – (continued)
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500		11/15/2029		5,640,950
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
23,495,000	5.000		10/01/2032		23,608,011
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
4,995,000	5.000		12/01/2025		5,814,629
5,145,000	5.000		12/01/2026		6,085,815
5,285,000	5.000		12/01/2027		6,355,794
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
640,000	5.000		12/01/2030		689,747
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
765,000	5.000		12/01/2024		869,782
205,000	5.000		12/01/2025		238,638
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
880,000	5.000		12/01/2030		1,079,153
1,230,000	5.000		12/01/2031		1,499,173
3,500,000	5.000		12/01/2032		4,220,685
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
5,655,000	5.250		12/01/2039		5,819,391
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (AA/A2)(e)
1,500,000	0.000		09/01/2035		1,116,015
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
1,545,000	5.000		09/01/2026		1,927,264
880,000	5.000		09/01/2027		1,126,435
880,000	5.000		09/01/2028		1,149,289
1,145,000	5.000		09/01/2034		1,517,114
1,100,000	5.000		09/01/2035		1,450,735
1,235,000	5.000		09/01/2036		1,621,110
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(e)
1,350,000	0.000		09/01/2030		1,146,784
E-470 Public Highway Authority RB Series 2010 A (A/A2)(e)
6,000,000	0.000		09/01/2040		3,651,840
E-470 Public Highway Authority Senior RB Series 2017 B (A/A2)(c)
2,000,000	(1 Mo. LIBOR + 1.05%), 1.151		09/01/2021		2,005,640
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
522,000	3.000		12/01/2029		533,447
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000		12/01/2039		935,775
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500		12/01/2050		1,128,711

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
$1,375,000	5.000%	12/01/2039	$1,423,593
1,000,000	5.000	12/01/2049	1,020,380
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,247,082
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,415,411
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	515,355
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
100,000	4.000	12/01/2020	100,509
215,000	4.000	12/01/2022	226,750
160,000	4.000	12/01/2023	172,384
175,000	4.000	12/01/2024	191,502
100,000	4.000	12/01/2025	110,802
215,000	4.000	12/01/2026	240,116
290,000	4.000	12/01/2029	324,719
205,000	4.000	12/01/2030	228,749
225,000	4.000	12/01/2031	249,694
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
490,000	4.375	12/01/2031	494,454
500,000	5.000	12/01/2046	507,850
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	956,099
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	663,241
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,041,330
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
2,000,000	6.250	11/15/2028	2,559,780
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,110,050
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	919,503
Regional Transportation District Sales Tax Revenue RB Series 2016 A (AA+/Aa2)
19,445,000	5.000	11/01/2046	22,941,600
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	869,763
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,951,389
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
524,000	4.500	12/01/2028	535,130

Municipal Bonds – (continued)
Colorado – (continued)
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,263,610
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
75,000	5.000	12/01/2025	90,062
125,000	5.000	12/01/2026	153,412
150,000	5.000	12/01/2027	187,554
235,000	5.000	12/01/2028	298,206
175,000	5.000	12/01/2029	225,907
300,000	4.000	12/01/2030	354,063
300,000	4.000	12/01/2031	351,834
375,000	4.000	12/01/2032	436,673
220,000	4.000	12/01/2034	254,107
325,000	4.000	12/01/2039	368,397
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	519,775
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (NR/Ba1)
165,000	3.000	12/01/2022	165,701
1,000,000	5.000	12/01/2037	1,069,500
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (NR/Ba1)
40,000	3.000	12/01/2022	40,168
100,000	3.500	12/01/2027	102,233
115,000	5.000	12/01/2037	122,993
325,000	5.000	12/01/2047	342,157
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,025,580
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
350,000	5.000	12/01/2032	413,742
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
1,000,000	5.000	12/01/2030	1,033,050
6,920,000	5.000	12/01/2047	7,012,936
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,000,000	4.150	12/01/2030	1,015,820
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
195,000	5.000	12/01/2026	240,236
205,000	5.000	12/01/2027	258,239
210,000	5.000	12/01/2028	269,457
210,000	5.000	12/01/2029	274,428
215,000	5.000	12/01/2030	279,147
230,000	5.000	12/01/2031	296,785
250,000	5.000	12/01/2032	320,355
255,000	5.000	12/01/2033	325,161
285,000	5.000	12/01/2034	362,312
100,000	5.000	12/01/2035	126,562
695,000	5.000	12/01/2050	845,898

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
$100,000	5.000%	12/15/2021	$105,029
105,000	5.000	12/15/2022	114,597
115,000	5.000	12/15/2023	130,097
130,000	5.000	12/15/2024	151,940
125,000	5.000	12/15/2025	149,505
135,000	5.000	12/15/2026	160,674
125,000	5.000	12/15/2027	148,144
125,000	5.000	12/15/2028	147,444
125,000	5.000	12/15/2029	146,936
125,000	5.000	12/15/2030	146,457
135,000	5.000	12/15/2031	157,676
160,000	5.000	12/15/2032	186,226
1,045,000	3.250	12/15/2050	1,113,552
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	626,035
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,295,963
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	617,994

			331,207,573

Connecticut – 1.7%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
450,000	5.000	08/01/2026	521,037
965,000	5.000	08/01/2027	1,134,396
1,165,000	5.000	08/01/2028	1,385,325
750,000	5.500	08/01/2029	912,743
350,000	5.500	08/01/2030	423,542
525,000	5.500	08/01/2031	632,042
500,000	5.500	08/01/2032	598,320
405,000	5.500	08/01/2033	482,302
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (AA/A2)
1,350,000	5.000	02/01/2024	1,520,006
1,400,000	5.000	02/01/2026	1,666,574
600,000	5.000	02/01/2027	727,800
1,050,000	5.000	02/01/2028	1,297,884
Connecticut State GO Bonds Series 2018 C (A/A1)
680,000	5.000	06/15/2028	880,818
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
5,000,000	5.000	04/15/2028	6,455,050
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(f)
400,000	5.000	01/01/2030	440,004
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (BB+/NR)(f)
650,000	3.250	01/01/2027	654,043

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (BB+/NR)(f)
550,000	2.750	01/01/2026	552,513
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/ Aa3)(c)(d)
2,290,000	1.800	07/01/2024	2,381,188
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
390,000	5.000	07/01/2025	429,530
575,000	5.000	07/01/2026	638,250
440,000	5.000	07/01/2027	492,875
530,000	5.000	07/01/2028	597,644
485,000	5.000	07/01/2029	550,291
875,000	5.000	07/01/2030	983,780
645,000	5.000	07/01/2031	719,497
575,000	5.000	07/01/2032	636,329
475,000	5.000	07/01/2033	520,937
450,000	5.000	07/01/2034	491,954
870,000	4.000	07/01/2039	868,417
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,564,272
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (AA/Aa3)
5,540,000	5.000	11/01/2026	6,903,893
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(f)
3,750,000	7.000	02/01/2045	3,643,013
State of Connecticut GO Bonds Series 2018 (A/A1)
1,770,000	5.000	06/15/2027	2,243,227
755,000	5.000	06/15/2029	971,413
State of Connecticut GO Bonds Series 2018 C (A/A1)
165,000	5.000	06/15/2032	208,022
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
1,500,000	5.000	04/15/2025	1,793,850
6,395,000	5.000	04/15/2026	7,866,362
1,350,000	5.000	04/15/2028	1,742,863
1,000,000	5.000	04/15/2035	1,268,380
1,000,000	5.000	04/15/2036	1,263,100
1,000,000	5.000	04/15/2039	1,248,110
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,220,000	4.576	11/01/2022	3,432,198
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (A+/A1)
1,035,000	5.000	10/01/2029	1,168,215
State of Connecticut State Revolving Fund RB Series 2017 A (AAA/Aaa)
9,655,000	5.000	05/01/2036	11,934,545
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa)
6,910,000	5.000	02/01/2032	9,108,002
4,000,000	5.000	02/01/2033	5,239,960

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut State Revolving Fund RB Series 2019 A (AAA/Aaa) – (continued)
$14,215,000	5.000%	02/01/2036	$18,371,892
8,640,000	5.000	02/01/2037	11,116,570
6,295,000	5.000	02/01/2039	8,038,778
University of Connecticut RB Refunding Series 2010 A (A+/A1)
2,775,000	5.000	02/15/2021	2,785,434
West Haven GO Bonds Series 2017 A (BBB/Baa3)
325,000	5.000	11/01/2025	373,763
325,000	5.000	11/01/2026	380,383
325,000	5.000	11/01/2027	385,902
West Haven GO Bonds Series 2017 B (BBB/Baa3)
645,000	5.000	11/01/2024	725,548
240,000	5.000	11/01/2026	280,898

			135,653,684

Delaware – 0.1%
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
700,000	5.000	06/01/2025	808,472
760,000	5.000	06/01/2026	896,846
725,000	5.000	06/01/2027	872,646
600,000	5.000	06/01/2029	731,226
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
460,000	4.000	08/01/2029	501,115
615,000	5.000	08/01/2039	695,159
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
530,000	4.000	09/01/2030	609,569
1,550,000	5.000	09/01/2040	1,840,578
University of Delaware RB Series 2015 (AA+/Aa1)(a)
1,805,000	5.000	05/01/2025	2,194,321

			9,149,932

District of Columbia – 1.0%
District of Columbia GO Refunding Bonds Series 2017 A (AA+/Aaa)
10,000,000	5.000	06/01/2035	12,500,700
1,300,000	4.000	06/01/2037	1,508,455
District of Columbia RB for International School Series 2019 (BBB/NR)
860,000	5.000	07/01/2039	989,034
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
1,275,000	4.000	07/01/2039	1,379,193
550,000	4.000	07/01/2044	587,361
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
1,000,000	2.246	04/01/2027	1,019,090
1,000,000	2.412	04/01/2028	1,021,860
1,250,000	2.532	04/01/2029	1,286,588
1,150,000	2.582	04/01/2030	1,187,329
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A-/Baa1)
485,000	6.500	05/15/2033	532,787

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (AA+/Aa2)
5,000,000	5.000	10/01/2030	5,446,450
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(c)(d)
6,390,000	1.750	10/01/2024	6,635,248
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A/A2)
1,060,000	5.000	10/01/2031	1,339,766
850,000	5.000	10/01/2033	1,060,876
850,000	5.000	10/01/2034	1,057,562
850,000	5.000	10/01/2035	1,053,354
1,375,000	5.000	10/01/2036	1,697,314
850,000	5.000	10/01/2037	1,046,027
850,000	5.000	10/01/2038	1,043,001
1,275,000	5.000	10/01/2039	1,560,230
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
695,000	4.000	10/01/2044	765,848
925,000	5.000	10/01/2047	1,101,573
1,390,000	4.000	10/01/2049	1,520,757
2,710,000	4.000	10/01/2053	2,953,494
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,130,000	3.000	10/01/2050	2,138,328
3,260,000	4.000	10/01/2053	3,582,773
Metropolitan Washington Airports Authority RB Refunding Series 2010 B (AMT) (A+/Aa3)
3,000,000	5.000	10/01/2022	3,000,000
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
3,400,000	5.000	10/01/2029	3,662,548
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (A+/Aa3)
3,620,000	5.000	10/01/2020	3,620,000
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (A+/Aa3)
9,155,000	5.000	10/01/2024	10,698,167
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (A+/Aa3)
6,375,000	5.000	10/01/2034	7,793,119

			84,788,832

Florida – 10.6%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
7,245,000	3.250	05/01/2036	7,461,118
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
1,165,000	4.000	05/01/2025	1,191,795
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
145,000	4.000	05/01/2024	147,820
215,000	4.500	05/01/2029	227,724

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$635,000	2.875%	05/01/2025	$642,468
3,400,000	3.250	05/01/2031	3,438,930
1,420,000	3.625	05/01/2040	1,426,532
1,725,000	4.000	05/01/2051	1,749,236
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.500	05/01/2024	383,115
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
360,000	2.500	05/01/2024	373,774
370,000	3.000	05/01/2025	393,846
380,000	3.000	05/01/2026	406,091
395,000	3.125	05/01/2027	418,992
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
270,000	4.250	05/01/2027	273,000
365,000	4.750	05/01/2036	369,986
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
590,000	4.125	05/01/2023	597,363
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
480,000	3.600	05/01/2029	489,562
500,000	4.000	05/01/2036	513,895
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
290,000	3.125	11/01/2024	293,877
1,045,000	3.500	11/01/2030	1,069,829
1,805,000	4.000	11/01/2040	1,837,689
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
410,000	4.200	05/01/2024	417,905
630,000	4.550	05/01/2029	667,516
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
170,000	3.350	11/01/2024	172,200
200,000	3.700	11/01/2029	208,226
695,000	4.125	11/01/2039	720,020
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
175,000	5.000	05/01/2028	184,651
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
505,000	5.375	05/01/2028	541,678
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.250	05/01/2022	173,864
175,000	2.500	05/01/2023	182,466
180,000	2.500	05/01/2024	189,144

Municipal Bonds – (continued)
Florida – (continued)
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR) – (continued)
185,000	3.000	05/01/2025	199,992
190,000	3.000	05/01/2026	207,279
1,070,000	3.625	05/01/2031	1,174,132
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
125,000	3.625	06/01/2024	127,601
450,000	4.000	06/01/2030	475,632
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)(f)
410,000	2.500	05/01/2025	410,484
285,000	3.000	05/01/2030	284,760
775,000	4.000	05/01/2040	804,830
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)(f)
800,000	2.500	05/01/2025	800,816
250,000	3.000	05/01/2030	249,790
840,000	4.000	05/01/2040	872,332
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)(f)
205,000	2.500	05/01/2025	205,242
145,000	3.000	05/01/2030	144,878
385,000	4.000	05/01/2040	399,819
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
215,000	5.000	11/01/2031	228,139
100,000	5.250	11/01/2046	106,306
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
305,000	4.000	11/01/2024	312,314
370,000	4.500	11/01/2029	401,141
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
85,000	4.500	11/01/2025	88,638
180,000	5.000	11/01/2036	198,324
315,000	5.000	11/01/2048	343,596
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
530,000	4.250	05/01/2029	589,901
465,000	4.500	05/01/2035	509,584
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (BBB/NR)
735,000	4.500	05/01/2025	767,480
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
135,000	2.500	05/01/2023	140,337
140,000	2.750	05/01/2024	148,187
90,000	3.000	05/01/2025	96,877
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
315,000	3.500	05/01/2023	335,463
325,000	3.500	05/01/2024	351,946

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR) – (continued)
$340,000	3.500%	05/01/2025	$374,156
350,000	3.500	05/01/2026	389,025
365,000	3.500	05/01/2027	407,902
Bellagio Community Development District Special Assessment Bonds Series 2016 (BBB/NR)
155,000	2.500	11/01/2022	156,401
160,000	2.750	11/01/2023	162,696
170,000	3.000	11/01/2025	174,204
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
830,000	2.650	05/01/2025	828,406
1,075,000	3.250	05/01/2030	1,074,979
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
125,000	3.000	06/15/2025	125,921
465,000	3.250	06/15/2030	466,642
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
315,000	3.500	06/15/2024	321,212
1,000,000	4.000	06/15/2032	1,050,670
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
400,000	2.875	05/01/2025	405,040
1,130,000	3.250	05/01/2031	1,139,673
500,000	3.625	05/01/2040	501,800
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
250,000	3.250	12/15/2024	252,923
1,280,000	3.500	12/15/2030	1,300,083
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
20,590,000	5.875	07/01/2054	14,413,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
26,290,000	5.250	12/01/2058	25,946,390
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(f)
425,000	3.000	12/15/2029	403,236
645,000	5.000	12/15/2039	691,298
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(f)
900,000	4.000	12/01/2028	896,859
475,000	5.250	12/01/2043	474,406
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	870,822
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
558,000	4.250	05/01/2031	617,974
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
1,100,000	5.000	07/01/2024	1,282,622
1,250,000	5.000	07/01/2025	1,507,712

Municipal Bonds – (continued)
Florida – (continued)
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
5,000,000	5.000	07/01/2024	5,830,100
1,850,000	5.000	07/01/2025	2,231,414
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
110,000	3.500	11/01/2025	119,772
115,000	3.500	11/01/2026	127,551
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
235,000	2.500	05/01/2023	243,128
245,000	2.500	05/01/2024	254,636
250,000	3.000	05/01/2025	266,685
255,000	3.000	05/01/2026	273,916
600,000	4.250	05/01/2037	649,434
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
127,000	3.875	11/01/2024	130,098
189,000	4.200	11/01/2029	200,506
750,000	5.000	11/01/2049	803,070
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
150,000	3.000	05/01/2025	151,565
655,000	3.375	05/01/2031	660,777
630,000	3.750	05/01/2040	635,090
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
300,000	3.250	05/01/2025	303,204
360,000	3.750	05/01/2030	371,124
975,000	4.250	05/01/2040	1,009,934
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,350,000	5.500	10/01/2036	1,467,315
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,116,470
1,000,000	5.000	10/01/2034	1,117,440
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,000,000	4.000	10/01/2034	1,117,940
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
900,000	4.000	07/01/2038	1,028,457
750,000	5.000	07/01/2040	923,498
1,420,000	4.000	07/01/2045	1,589,662
1,660,000	5.000	07/01/2050	2,018,958
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
415,000	5.000	01/01/2037	450,138
1,485,000	5.000	01/01/2047	1,585,134
1,395,000	5.000	01/01/2052	1,479,007
City of West Palm Beach Utility System RB Series 2017 A (AA+/Aa2)
15,000,000	5.000	10/01/2042	18,279,900

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
$5,000,000	0.000%	05/01/2038	$5,416,000
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
200,000	3.625	06/15/2024	204,990
295,000	4.000	06/15/2029	314,086
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
720,000	5.375	05/01/2036	720,749
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
880,000	2.375	05/01/2023	907,430
900,000	2.500	05/01/2024	938,286
925,000	2.750	05/01/2025	982,442
915,000	3.000	05/01/2026	989,490
980,000	3.200	05/01/2027	1,061,742
1,015,000	3.250	05/01/2028	1,087,806
1,500,000	3.750	05/01/2046	1,564,890
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
215,000	3.200	12/15/2024	216,731
500,000	3.500	12/15/2029	510,685
325,000	4.000	12/15/2039	332,709
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.750	05/01/2025	266,240
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
320,000	3.750	11/01/2023	324,950
545,000	4.500	11/01/2028	579,651
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
129,000	3.000	05/01/2023	135,436
133,000	3.250	05/01/2024	142,089
138,000	3.500	05/01/2025	149,552
143,000	3.625	05/01/2026	158,199
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
190,000	2.875	05/01/2021	192,724
195,000	3.000	05/01/2022	201,505
205,000	3.250	05/01/2023	217,284
210,000	3.375	05/01/2024	226,187
220,000	3.500	05/01/2025	242,306
215,000	4.125	05/01/2035	234,870
County of Broward RB for Airport System Series 2012 Q-1 (A/A1)(a)
855,000	5.000	10/01/2022	937,123
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,810,000	5.000	09/01/2033	3,408,951

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1) – (continued)
2,955,000	5.000	09/01/2034	3,548,305
3,005,000	5.000	09/01/2035	3,593,259
1,610,000	4.000	09/01/2036	1,742,889
3,520,000	4.000	09/01/2038	3,785,021
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A/A2)
7,500,000	2.600	06/01/2023	7,924,875
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	417,236
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)(h)
2,000,000	3.375	08/15/2026	2,000,080
County of Miami-Dade Aviation RB Series 2019 A (AMT) (A-/NR)
4,500,000	4.000	10/01/2044	4,928,625
12,720,000	5.000	10/01/2044	15,160,332
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
390,000	5.000	10/01/2026	470,090
475,000	5.000	10/01/2027	586,953
500,000	5.000	10/01/2028	631,255
450,000	5.000	10/01/2029	576,243
770,000	5.000	10/01/2030	976,060
365,000	5.000	10/01/2031	459,641
415,000	5.000	10/01/2032	519,435
350,000	5.000	10/01/2033	436,282
265,000	5.000	10/01/2034	329,045
435,000	5.000	10/01/2035	537,795
600,000	5.000	10/01/2036	738,948
525,000	5.000	10/01/2037	644,306
805,000	5.000	10/01/2038	984,611
1,000,000	5.000	10/01/2039	1,220,160
2,000,000	5.000	10/01/2044	2,413,160
1,160,000	5.000	10/01/2049	1,393,404
1,390,000	4.000	10/01/2054	1,531,558
County of Osceola Transportation RB Refunding Series 2019 A-2 (BBB+/NR)(e)
155,000	0.000	10/01/2025	139,993
275,000	0.000	10/01/2026	241,381
360,000	0.000	10/01/2027	306,925
500,000	0.000	10/01/2028	412,100
700,000	0.000	10/01/2029	558,124
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
550,000	3.875	11/01/2024	557,953
740,000	4.250	11/01/2030	769,874
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (BBB/NR)
1,595,000	4.000	05/01/2024	1,632,307
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
750,000	2.625	06/15/2025	748,425

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR) – (continued)
$660,000	3.000%	06/15/2031	$648,609
475,000	4.000	06/15/2040	485,730
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
245,000	3.750	11/01/2023	248,411
730,000	4.500	11/01/2028	770,960
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,755,000	5.400	05/01/2039	2,951,817
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,799,592
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,835,000	4.600	05/01/2028	2,980,492
745,000	4.250	12/15/2028	787,472
2,395,000	4.750	12/15/2038	2,658,642
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
690,000	3.750	05/01/2034	766,631
960,000	4.000	05/01/2037	1,059,024
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
240,000	3.000	05/01/2025	242,774
440,000	3.625	05/01/2031	451,119
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
200,000	3.750	11/01/2024	204,364
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	295,806
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,070,000	4.000	08/15/2045	3,412,643
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
2,640,000	5.000	08/15/2031	3,291,209
3,080,000	5.000	08/15/2032	3,812,177
2,595,000	5.000	08/15/2033	3,193,770
2,125,000	5.000	08/15/2034	2,607,226
2,760,000	5.000	08/15/2035	3,371,782
3,960,000	5.000	08/15/2036	4,816,271
5,280,000	5.000	08/15/2037	6,398,621
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
1,025,000	3.250	11/01/2025	1,043,880
375,000	3.625	11/01/2030	390,450

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
250,000	3.250	11/01/2025	254,602
250,000	3.625	11/01/2030	260,295
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
335,000	4.125	11/01/2024	339,831
445,000	4.250	11/01/2029	465,385
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
900,000	3.250	05/01/2023	916,299
1,975,000	4.250	05/01/2029	2,173,744
3,210,000	5.000	05/01/2035	3,710,311
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	362,448
165,000	4.000	05/01/2040	168,424
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,450,000	2.750	11/01/2035	1,450,957
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,509,319
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
425,000	4.000	12/15/2029	470,407
425,000	5.000	12/15/2034	495,461
490,000	5.000	12/15/2039	563,108
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)(f)
420,000	4.000	06/01/2030	421,361
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
250,000	5.000	04/01/2026	297,695
265,000	5.000	04/01/2027	321,456
280,000	5.000	04/01/2028	343,711
220,000	5.000	04/01/2029	272,725
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	488,212
1,050,000	5.000	09/15/2040	1,119,731
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(c)(d)(f)
1,825,000	6.250	01/01/2024	1,597,203
9,090,000	6.375	01/01/2026	7,862,850
25,550,000	6.500	01/01/2029	22,101,517
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (BBB-/NR)
450,000	5.000	10/01/2020	450,000
250,000	5.000	10/01/2022	261,555
250,000	5.000	10/01/2023	266,597
350,000	5.000	10/01/2024	379,341

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
$2,000,000	4.500%	06/01/2033	$1,958,300
250,000	4.750	06/01/2038	244,142
4,500,000	5.000	06/01/2048	4,420,260
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (BBB+/NR)
2,000,000	5.000	03/01/2044	2,145,360
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
1,700,000	5.000	03/01/2039	1,832,974
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
2,750,000	5.000	03/01/2047	2,901,332
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,623,083
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	207,746
1,065,000	5.000	11/01/2038	1,159,359
840,000	5.000	11/01/2047	913,198
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
505,000	3.350	11/01/2024	512,090
1,000,000	3.700	11/01/2029	1,045,910
2,025,000	4.125	11/01/2039	2,106,527
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	470,352
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
700,000	2.625	05/01/2025	699,839
500,000	3.250	05/01/2030	501,335
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	871,139
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	831,386
1,360,000	4.000	05/01/2030	1,391,525
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
355,000	3.750	11/01/2024	361,873
600,000	4.125	11/01/2029	628,014
1,305,000	4.750	11/01/2039	1,392,317
2,100,000	5.000	11/01/2050	2,255,001
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
920,000	5.000	11/15/2036	929,393

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (AA-/Aa3)
4,605,000	5.000	10/01/2022	4,993,202
14,000,000	5.000	10/01/2023	15,739,640
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
1,290,000	5.000	10/01/2047	1,485,461
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AA-/Aa3)
2,375,000	5.000	10/01/2021	2,479,239
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
290,000	3.000	11/01/2024	292,386
1,095,000	3.500	11/01/2030	1,123,952
2,400,000	4.375	11/01/2049	2,509,752
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
100,000	3.375	05/01/2021	100,454
550,000	3.875	05/01/2026	567,286
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)(h)
425,000	2.625	05/01/2025	424,188
510,000	3.250	05/01/2030	509,990
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,235,000	3.100	05/01/2024	1,252,479
1,965,000	3.300	05/01/2029	2,031,027
370,000	3.700	05/01/2033	384,600
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
400,000	3.100	05/01/2024	405,636
1,200,000	3.300	05/01/2029	1,240,332
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
265,000	4.000	05/01/2024	293,381
265,000	4.000	05/01/2025	298,891
140,000	4.000	05/01/2026	159,757
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	101,180
400,000	3.500	11/01/2030	409,748
1,000,000	3.875	11/01/2039	1,021,120
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	128,295
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,050,000	5.000	05/01/2034	1,184,389
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
215,000	4.000	05/01/2024	235,636
225,000	4.000	05/01/2025	251,743
235,000	4.000	05/01/2026	267,350
240,000	4.000	05/01/2027	276,809
250,000	4.000	05/01/2028	286,333

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
$585,000	3.375%	05/01/2023	$617,602
605,000	3.500	05/01/2024	652,946
630,000	3.625	05/01/2025	689,415
650,000	3.750	05/01/2026	705,341
1,015,000	4.200	05/01/2031	1,109,243
1,000,000	4.350	05/01/2036	1,079,980
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
265,000	2.500	05/01/2027	280,858
350,000	2.500	05/01/2028	368,827
360,000	2.500	05/01/2029	376,556
365,000	2.500	05/01/2030	379,746
375,000	2.500	05/01/2031	386,475
300,000	3.000	05/01/2032	320,010
300,000	3.000	05/01/2033	317,601
245,000	3.000	05/01/2034	257,218
255,000	3.000	05/01/2035	265,733
200,000	3.000	05/01/2036	207,412
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
290,000	2.875	05/01/2025	291,792
200,000	3.250	05/01/2031	202,048
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	141,442
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
280,000	4.000	12/15/2024	285,230
550,000	4.250	12/15/2029	579,189
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,225,000	4.250	05/01/2031	1,379,852
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
100,000	3.375	11/01/2025	101,117
375,000	3.875	11/01/2031	392,212
500,000	4.200	11/01/2039	521,080
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
150,000	4.250	11/01/2022	152,241
370,000	4.875	11/01/2027	395,885
865,000	5.375	11/01/2037	943,758
790,000	5.500	11/01/2047	855,942
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	80,247
335,000	5.500	11/01/2047	362,962

Municipal Bonds – (continued)
Florida – (continued)
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	850,640
700,000	4.500	11/01/2038	762,790
2,300,000	5.000	11/01/2048	2,563,465
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,630,000	3.000	05/01/2025	1,643,203
1,020,000	3.500	05/01/2031	1,042,583
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
110,000	4.000	11/01/2025	112,173
165,000	4.500	11/01/2031	173,118
170,000	5.000	11/01/2041	182,417
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
210,000	4.000	11/01/2024	214,120
245,000	5.000	11/01/2039	263,493
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,243,537
1,855,000	4.625	05/01/2048	1,961,941
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	265,164
155,000	3.000	05/01/2030	154,614
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,061,040
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
740,000	2.750	06/15/2025	747,163
485,000	3.125	06/15/2030	494,768
375,000	4.000	06/15/2040	393,765
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
515,000	3.500	05/01/2030	522,473
475,000	4.000	05/01/2035	490,247
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
430,000	3.125	05/01/2025	436,884
370,000	3.400	05/01/2030	377,448
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
670,000	2.500	05/01/2025	669,993
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
155,000	3.000	05/01/2024	156,311
225,000	3.250	05/01/2029	227,295
200,000	3.850	05/01/2039	202,920
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
190,000	3.600	05/01/2024	193,517
285,000	3.800	05/01/2029	298,355

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
$215,000		3.650%		05/01/2022		$217,288
520,000		4.300		05/01/2027		545,069
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
300,000		2.900		05/01/2024		301,866
570,000		3.200		05/01/2029		574,891
455,000		4.000		05/01/2049		460,728
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
340,000		3.600		05/01/2024		346,307
505,000		3.800		05/01/2029		528,720
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,225,000		4.250		05/01/2025		1,268,696
1,610,000		4.875		05/01/2035		1,701,448
915,000		4.875		05/01/2045		958,371
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
195,000		4.000		05/01/2022		197,915
940,000		4.625		05/01/2027		1,002,745
1,000,000		5.250		05/01/2037		1,092,820
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
435,000		3.900		05/01/2023		443,539
535,000		4.250		05/01/2028		560,782
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
1,285,000		4.350		05/01/2024		1,317,600
1,970,000		4.750		05/01/2029		2,127,600
2,250,000		5.300		05/01/2039		2,457,180
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
190,000		4.000		05/01/2021		191,607
225,000		4.250		05/01/2026		235,116
6,865,000		5.000		05/01/2036		7,383,651
4,830,000		5.125		05/01/2046		5,188,579
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
500,000		2.000		05/01/2028		516,415
500,000		2.000		05/01/2029		510,070
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
435,000		3.500		05/01/2024		443,939
275,000		3.875		05/01/2029		290,645
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
205,000		3.625		11/01/2023		207,599
560,000		4.125		11/01/2028		587,524
250,000		4.750		11/01/2048		263,890

Municipal Bonds – (continued)
Florida – (continued)
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
200,000	3.000		05/01/2021		202,426
445,000	3.000		05/01/2022		453,419
460,000	3.000		05/01/2023		472,678
375,000	3.000		05/01/2024		387,630
490,000	3.000		05/01/2025		508,723
500,000	3.000		05/01/2026		521,160
520,000	3.000		05/01/2027		542,105
535,000	3.000		05/01/2028		556,368
550,000	3.000		05/01/2029		571,978
1,605,000	3.000		05/01/2035		1,607,632
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
545,000	3.125		05/01/2024		549,780
535,000	3.375		05/01/2030		547,374
925,000	4.000		05/01/2038		961,584
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
330,000	3.500		05/01/2025		366,264
340,000	3.500		05/01/2026		381,211
500,000	4.000		05/01/2036		558,060
Lee Memorial Health System Hospital RB Refunding Series 2019 A-2 (NR/A2)(c)(d)
11,700,000	5.000		04/01/2026		13,573,989
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,430,000	5.000		05/01/2038		1,543,042
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
770,000	5.375		05/01/2030		732,047
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
840,000	3.000		05/01/2025		844,234
980,000	3.400		05/01/2030		996,660
1,420,000	4.000		05/01/2040		1,456,380
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
235,000	3.800		05/01/2024		238,534
290,000	4.000		05/01/2029		300,408
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
490,000	3.250		06/15/2024		495,194
885,000	3.625		06/15/2030		914,249
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750		11/01/2029		1,112,170
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A/NR)
750,000	4.450		05/01/2030		823,710

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
$155,000	3.500%	05/01/2023	$159,913
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/Aa3)(f)
1,040,000	5.000	03/01/2030	1,152,102
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(f)
8,460,000	5.000	03/01/2023	9,419,956
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
1,000,000	4.000	10/01/2037	1,166,590
900,000	4.000	10/01/2038	1,046,484
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/Aa3)(a)
2,700,000	6.000	02/01/2021	2,752,434
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
250,000	4.000	11/01/2023	254,207
1,000,000	4.750	11/01/2027	1,073,480
850,000	5.125	11/01/2039	924,265
2,350,000	5.250	11/01/2049	2,549,092
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(c)
7,935,000	(SIFMA Municipal Swap Index Yield + 0.80%), 0.910	11/01/2021	7,937,619
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
300,000	3.125	12/15/2024	302,679
675,000	3.375	12/15/2030	683,451
1,500,000	4.000	12/15/2039	1,546,965
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,555,000	5.250	11/01/2035	1,672,916
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
125,000	3.500	05/01/2026	135,645
130,000	3.500	05/01/2027	142,048
135,000	3.500	05/01/2028	147,295
140,000	3.500	05/01/2029	154,088
700,000	3.500	05/01/2038	736,295
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
75,000	3.125	05/01/2025	75,481
45,000	3.500	05/01/2031	45,717
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR)
655,000	5.000	10/01/2030	870,646
575,000	5.000	10/01/2031	759,822
1,025,000	5.000	10/01/2033	1,337,656
1,205,000	5.000	10/01/2034	1,568,295
1,000,000	5.000	10/01/2036	1,290,140
1,975,000	5.000	10/01/2037	2,533,629
2,075,000	5.000	10/01/2038	2,643,425

Municipal Bonds – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (AA/NR) – (continued)
2,180,000	5.000	10/01/2039	2,768,753
2,630,000	5.000	10/01/2044	3,290,183
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/2040	1,250,000
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
1,150,000	4.450	05/01/2031	1,272,993
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
270,000	2.500	06/15/2025	270,135
300,000	3.000	06/15/2030	299,244
315,000	4.000	06/15/2040	327,008
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
590,000	3.700	05/01/2024	606,851
825,000	4.100	05/01/2029	895,067
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
295,000	3.250	05/01/2025	299,776
350,000	3.500	05/01/2030	357,357
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,743,816
3,500,000	6.000	11/01/2047	4,004,315
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
370,000	4.375	11/01/2023	378,347
640,000	4.875	11/01/2028	691,245
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (A-/NR)
250,000	4.000	11/15/2041	274,875
1,000,000	5.000	11/15/2042	1,179,280
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
2,300,000	4.000	05/15/2053	2,214,670
1,825,000	5.000	05/15/2053	1,940,267
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
205,000	3.400	05/01/2025	206,486
245,000	3.750	05/01/2030	249,538
965,000	4.150	05/01/2040	988,507
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
230,000	3.500	11/01/2027	259,403
240,000	3.500	11/01/2028	274,020
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
215,000	3.500	11/01/2025	239,992
225,000	3.500	11/01/2026	253,307
585,000	4.000	11/01/2033	670,679
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	831,794

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
$520,000	2.500%	05/01/2022	$531,705
530,000	2.750	05/01/2023	555,567
350,000	3.750	05/01/2031	384,031
1,045,000	4.000	05/01/2036	1,143,199
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
145,000	3.500	05/01/2021	146,021
300,000	4.000	05/01/2027	315,378
3,500,000	5.000	05/01/2039	3,847,060
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
235,000	4.500	05/01/2024	240,819
465,000	4.750	05/01/2030	498,661
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
350,000	4.250	05/01/2031	406,861
1,030,000	4.500	05/01/2038	1,184,294
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
265,000	4.000	05/01/2026	291,455
275,000	4.000	05/01/2027	306,771
285,000	4.125	05/01/2028	322,058
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
445,000	4.000	05/01/2024	483,306
480,000	4.000	05/01/2026	537,043
520,000	4.000	05/01/2028	592,046
1,335,000	4.500	05/01/2031	1,577,890
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/2033	1,371,031
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
545,000	2.000	05/01/2028	548,079
555,000	2.000	05/01/2029	551,259
565,000	2.125	05/01/2030	559,243
1,000,000	2.625	05/01/2034	993,340
995,000	2.800	05/01/2037	985,647
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)(f)
590,000	2.750	05/01/2025	591,180
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,700,000	5.000	07/01/2029	2,987,064
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
170,000	3.250	05/01/2031	169,723
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
100,000	2.875	05/01/2025	100,703

Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
2,055,000	2.800	05/01/2025	2,058,555
3,265,000	3.200	05/01/2031	3,248,969
1,875,000	3.500	05/01/2037	1,844,888
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	292,375
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	101,200
555,000	3.500	11/01/2030	563,214
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
120,000	4.100	05/01/2024	122,255
185,000	4.500	05/01/2029	196,017
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
535,000	4.250	11/01/2025	551,211
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (AA-/Aa3)
3,020,000	1.769	06/01/2025	3,135,304
3,230,000	1.869	06/01/2026	3,360,912
3,070,000	1.969	06/01/2027	3,196,975
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
750,000	5.000	05/01/2025	816,728
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
250,000	3.750	05/01/2024	253,577
425,000	4.000	05/01/2030	439,493
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
195,000	3.500	05/01/2024	198,541
485,000	4.000	05/01/2030	509,691
730,000	4.500	05/01/2040	772,968
730,000	4.750	05/01/2050	774,859
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
2,390,000	4.000	05/01/2031	2,655,218
890,000	4.000	05/01/2035	966,220
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
605,000	2.750	05/01/2025	606,603
525,000	3.250	05/01/2031	528,371
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
565,000	2.500	06/15/2025	565,141
320,000	3.000	06/15/2030	317,594
290,000	4.000	06/15/2040	299,648
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
705,000	2.375	05/01/2035	710,541
1,425,000	2.625	05/01/2040	1,451,534

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
$560,000	3.375%	06/15/2024	$570,220
1,000,000	3.750	06/15/2031	1,054,300
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
305,000	4.000	11/01/2024	310,246
740,000	4.500	11/01/2029	781,255
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
250,000	4.000	11/01/2023	253,315
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,210,000	3.625	05/01/2024	1,249,555
1,895,000	4.000	05/01/2029	2,076,977
5,000,000	4.750	05/01/2039	5,627,100
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
350,000	3.125	11/01/2025	354,302
505,000	3.625	11/01/2031	518,049
300,000	4.125	11/01/2040	309,873
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
420,000	3.000	05/01/2023	438,324
435,000	3.250	05/01/2024	464,415
445,000	3.450	05/01/2025	482,914
465,000	3.625	05/01/2026	510,514
990,000	4.125	05/01/2036	1,079,437
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
585,000	4.250	11/01/2024	596,261
730,000	4.500	11/01/2029	771,603
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
390,000	4.000	05/01/2024	398,943
590,000	4.625	05/01/2029	633,554
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
350,000	2.500	11/01/2023	363,706
355,000	2.750	11/01/2024	374,507
370,000	3.000	11/01/2025	394,642
585,000	4.250	11/01/2037	641,230
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
1,000,000	5.125	05/01/2033	1,052,310
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
165,000	2.875	05/01/2024	165,962
300,000	3.250	05/01/2029	305,751
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
410,000	3.375	05/01/2025	414,490
250,000	4.000	05/01/2030	259,525
445,000	4.300	05/01/2040	462,355
320,000	4.500	05/01/2046	331,718

Municipal Bonds – (continued)
Florida – (continued)
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
265,000	2.500	05/01/2023	276,236
270,000	2.500	05/01/2024	285,573
280,000	3.000	05/01/2025	304,391
290,000	3.000	05/01/2026	318,342
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
325,000	3.500	06/15/2024	331,669
500,000	4.000	06/15/2030	532,505
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
300,000	3.125	12/15/2025	304,563
500,000	3.625	12/15/2030	518,820
870,000	4.000	12/15/2039	893,586
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
375,000	3.000	05/01/2025	376,706
500,000	3.300	05/01/2031	501,055
825,000	3.750	05/01/2040	829,612
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
400,000	2.500	05/01/2029	416,140
725,000	2.875	05/01/2033	757,654
1,455,000	3.000	05/01/2038	1,507,962
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,190,000	3.500	05/01/2029	1,227,283
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
190,000	2.500	05/01/2023	197,856
190,000	2.500	05/01/2024	199,447
200,000	3.000	05/01/2025	214,266
205,000	3.000	05/01/2026	222,031
1,135,000	3.500	05/01/2031	1,232,281
1,370,000	4.000	05/01/2036	1,494,218
Tampa Bay Water Utility System RB Refunding Series 2015 A (AA+/Aa1)
10,160,000	4.000	10/01/2028	11,736,730
4,225,000	4.000	10/01/2029	4,867,285
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
1,950,000	5.000	07/01/2048	2,333,097
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,173,827
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
800,000	5.000	08/01/2026	997,848
825,000	5.000	08/01/2027	1,051,982
690,000	5.000	08/01/2028	894,834

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
The Miami-Dade County School Board COPS Series 2010 A (A+/Aa3)
$10,000,000	6.235%	06/15/2027	$12,401,100
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
205,000	3.000	05/01/2027	221,170
210,000	3.125	05/01/2028	227,739
230,000	3.375	05/01/2032	246,454
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
345,000	3.500	05/01/2032	389,960
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
550,000	5.200	05/01/2028	585,442
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	320,907
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (AA/NR)
4,705,000	3.000	05/01/2033	5,174,182
5,295,000	3.000	05/01/2037	5,792,942
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
565,000	3.500	05/01/2024	581,701
765,000	3.850	05/01/2029	822,727
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (AA/NR)
2,025,000	3.000	05/01/2033	2,226,933
4,925,000	3.000	05/01/2040	5,337,370
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
2,180,000	3.450	05/01/2024	2,242,195
3,210,000	3.750	05/01/2029	3,430,142
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
1,065,000	4.375	11/01/2023	1,087,663
2,005,000	5.000	11/01/2029	2,172,418
100,000	5.375	11/01/2039	112,863
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	540,704
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.125	12/15/2025	382,830
735,000	3.625	12/15/2031	776,579
450,000	4.000	12/15/2040	472,297
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (A-/Baa1)
750,000	5.000	04/01/2030	903,810
650,000	5.000	04/01/2031	779,213
550,000	5.000	04/01/2033	652,240

Municipal Bonds – (continued)
Florida – (continued)
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (NR/Baa1)
5,000,000	5.000	04/01/2048	5,684,200
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (AAA/Aaa)
2,000,000	4.000	07/01/2043	2,302,100
7,000,000	4.000	07/01/2047	8,003,590
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
135,000	3.500	05/01/2024	136,376
360,000	4.000	05/01/2030	374,126
595,000	4.375	05/01/2039	625,660
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
335,000	4.375	11/01/2024	341,600
500,000	5.250	11/01/2039	540,010
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
310,000	3.875	05/01/2024	313,990
495,000	4.125	05/01/2029	509,949
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
1,220,000	4.875	05/01/2032	1,294,347
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	4,161,293
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
250,000	4.000	11/01/2024	255,245
495,000	4.500	11/01/2029	528,714
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,113,460
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
405,000	3.000	11/01/2024	410,601
700,000	3.375	11/01/2030	718,242
100,000	4.000	11/01/2050	101,675
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
90,000	3.625	11/01/2020	90,067
530,000	4.375	11/01/2025	550,018
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (A/NR)
1,000,000	4.250	05/01/2031	1,098,240
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
350,000	2.125	05/01/2022	356,325
360,000	2.250	05/01/2023	372,222
365,000	2.500	05/01/2024	383,673
375,000	2.625	05/01/2025	400,699
390,000	3.000	05/01/2026	427,896
400,000	3.125	05/01/2027	438,940
415,000	3.250	05/01/2028	452,354

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
$230,000	4.200%	05/01/2026	$236,546
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
500,000	3.000	12/15/2024	506,545
1,000,000	3.375	12/15/2030	1,026,940
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
1,370,000	5.000	12/15/2032	1,609,311
2,000,000	5.000	12/15/2037	2,330,400
4,470,000	5.000	12/15/2047	5,119,089
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
300,000	2.500	05/01/2027	325,593
310,000	2.500	05/01/2028	337,485
315,000	2.625	05/01/2029	346,736
1,060,000	3.000	05/01/2034	1,173,706
2,130,000	3.125	05/01/2038	2,343,596
1,725,000	3.250	05/01/2040	1,903,365
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
450,000	3.000	05/01/2025	452,795
525,000	3.500	05/01/2031	532,460
875,000	4.000	05/01/2040	890,111
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
410,000	4.000	05/01/2024	417,556
1,000,000	4.625	05/01/2029	1,046,950
1,000,000	5.000	05/01/2038	1,067,740
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
325,000	4.000	11/01/2024	331,870
395,000	4.500	11/01/2029	424,744
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
300,000	4.000	11/01/2024	306,309
375,000	4.500	11/01/2029	403,279
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,595,287
1,000,000	4.250	05/01/2037	1,028,490
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
345,000	3.250	05/01/2024	368,577
360,000	3.500	05/01/2025	391,968
370,000	3.625	05/01/2026	409,535
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
525,000	4.750	11/01/2025	542,829
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	250,342
235,000	4.000	05/01/2040	239,402

Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
250,000	2.875	05/01/2025	251,337
250,000	3.250	05/01/2031	250,343
1,050,000	4.000	05/01/2040	1,069,656
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
190,000	2.875	05/01/2025	191,024
250,000	3.250	05/01/2031	250,342
815,000	4.000	05/01/2040	830,257
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/2030	535,545
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
380,000	2.000	05/01/2027	385,875
385,000	2.000	05/01/2028	385,824
395,000	2.000	05/01/2029	390,801
150,000	2.125	05/01/2030	148,087
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
415,000	3.125	05/01/2025	422,765
500,000	3.500	05/01/2030	516,495
930,000	3.750	05/01/2037	953,575
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
995,000	3.250	05/01/2023	1,013,716
995,000	3.800	05/01/2028	1,060,879
1,985,000	4.000	05/01/2033	2,135,403
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,445,000	2.625	05/01/2024	1,464,190
1,250,000	3.000	05/01/2029	1,292,550
1,500,000	3.375	05/01/2034	1,559,670
3,965,000	3.550	05/01/2039	4,098,977
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)(h)
2,305,000	1.875	05/01/2025	2,310,186
2,950,000	2.625	05/01/2030	2,970,149
3,400,000	3.000	05/01/2035	3,422,882
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
340,000	4.000	05/01/2026	388,967
340,000	4.000	05/01/2027	393,067
345,000	4.000	05/01/2028	395,836
360,000	4.000	05/01/2029	409,989
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (AA/NR)
1,920,000	3.500	05/01/2032	2,125,075
2,245,000	4.000	05/01/2037	2,475,135
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
160,000	3.750	05/01/2024	162,240
240,000	4.000	05/01/2029	248,590

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
$220,000		2.750%		11/01/2024		$231,282
225,000		3.000		11/01/2025		239,418
230,000		3.200		11/01/2026		246,017
1,400,000		4.125		11/01/2046		1,480,080
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
725,000		5.500		05/01/2034		771,871
925,000		5.750		05/01/2044		990,259
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000		4.000		05/01/2031		2,328,966
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000		5.125		11/01/2038		529,150
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,365,000		5.500		11/01/2045		2,505,457
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
300,000		3.250		11/01/2024		304,599
375,000		3.625		11/01/2029		390,990
1,000,000		4.000		11/01/2039		1,032,580
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
365,000		2.650		05/01/2025		368,154
630,000		3.000		05/01/2031		634,240
1,725,000		4.000		05/01/2040		1,781,373
1,595,000		4.000		05/01/2051		1,629,388
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,580,000		5.000		05/01/2032		2,812,974
1,960,000		4.500		05/01/2034		2,056,334
3,395,000		5.000		05/01/2037		3,632,514
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
500,000		4.000		05/01/2024		512,185
750,000		4.250		05/01/2029		799,253
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
240,000		3.625		05/01/2024		244,437
355,000		3.900		05/01/2029		373,471
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
475,000		3.500		05/01/2024		480,724
810,000		3.750		05/01/2029		839,508
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
490,000		3.500		06/15/2024		500,329
1,285,000		3.750		06/15/2030		1,357,680
3,350,000		4.250		06/15/2039		3,574,483

Municipal Bonds – (continued)
Florida – (continued)
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.875		05/01/2024		255,645
500,000	4.370		05/01/2029		533,925
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250		11/01/2029		211,226
680,000	4.875		11/01/2039		725,710
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875		05/01/2036		141,198
250,000	5.000		05/01/2047		261,040
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (BBB+/NR)
1,450,000	4.500		05/01/2036		1,545,570

					859,595,231

Georgia – 1.9%
Atlanta Airport RB Refunding Series 2012 C (A+/Aa3)
1,250,000	5.000		01/01/2027		1,314,000
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(c)(d)
5,250,000	1.550		08/19/2022		5,314,470
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(c)(d)
3,000,000	2.150		06/13/2024		3,131,880
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2008 (A-/Baa1)(c)(d)
3,500,000	1.650		06/18/2021		3,526,530
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(c)(d)
1,600,000	2.250		05/25/2023		1,658,192
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(c)(d)
2,500,000	2.925		03/12/2024		2,668,450
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(c)(d)
9,475,000	3.000		02/01/2023		9,890,384
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(c)(d)
5,100,000	1.550		08/19/2022		5,162,628
City of Atlanta RB for Water & Wastewater Series 2018 B (AA-/Aa2)
4,750,000	3.500		11/01/2043		5,263,380
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (AA/Aa2)
7,585,000	4.000		01/01/2035		8,031,150
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(c)(d)
1,050,000	5.000		07/01/2024		1,198,313

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate		Maturity Date		Value

Municipal Bonds – (continued)
Georgia – (continued)
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
$625,000	5.000%		03/01/2027		$634,381
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (BBB+/Baa1)
775,000	4.000		08/01/2035		880,253
500,000	4.000		08/01/2036		565,205
750,000	4.000		08/01/2037		844,507
745,000	4.000		08/01/2038		835,905
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(c)(d)
14,250,000	4.000		09/01/2023		15,587,220
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
2,500,000	5.000		05/15/2025		2,929,300
3,000,000	5.000		05/15/2026		3,585,180
3,000,000	5.000		05/15/2027		3,639,390
2,455,000	5.000		05/15/2028		3,024,806
2,800,000	5.000		05/15/2029		3,497,228
4,875,000	5.000		05/15/2049		6,949,605
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(c)(d)
14,050,000	4.000		12/02/2024		15,938,882
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(g)
5,200,000	(3 Mo. LIBOR + 0.65%), 0.848		10/01/2033		5,035,576
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
2,210,000	5.000		01/01/2023		2,420,591
4,155,000	5.000		01/01/2024		4,720,288
4,360,000	5.000		01/01/2025		5,120,515
4,575,000	5.000		01/01/2026		5,520,973
4,805,000	5.000		01/01/2027		5,941,238
5,040,000	5.000		01/01/2028		6,371,114
5,295,000	5.000		01/01/2029		6,731,533
1,080,000	5.000		01/01/2034		1,336,608
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
830,000	5.000		01/01/2024		945,793
900,000	5.000		01/01/2025		1,059,876
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000		01/01/2038		1,375,547
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
1,925,000	1.900		08/01/2024		1,997,322
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
400,000	2.000		10/01/2024		417,236

					155,065,449

Municipal Bonds – (continued)
Guam – 0.5%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
3,000,000		5.000		11/15/2022		3,188,730
Guam Government Business Privilege Tax RB Series 2012 B-1 (BB/NR)
2,980,000		5.000		01/01/2029		3,067,970
Guam Government GO Bonds Series 2019 (AMT) (BB-/Ba1)
2,695,000		5.000		11/15/2031		2,825,249
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
2,755,000		5.000		12/01/2025		3,118,054
2,255,000		5.000		12/01/2026		2,583,824
2,000,000		5.000		12/01/2027		2,284,540
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,500,000		5.000		10/01/2024		1,617,570
2,790,000		5.000		10/01/2030		2,978,046
Guam Power Authority RB Series 2014 A (AGM) (AA/A2)
325,000		5.000		10/01/2039		359,853
250,000		5.000		10/01/2044		274,982
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(a)
1,450,000		5.500		07/01/2023		1,656,987
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
1,030,000		5.000		01/01/2046		1,157,854
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
3,975,000		5.000		01/01/2050		4,794,566
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
350,000		5.000		07/01/2025		409,259
560,000		5.000		07/01/2026		669,334
350,000		5.000		07/01/2027		426,132
370,000		5.000		07/01/2028		446,697
725,000		5.000		07/01/2029		869,667
700,000		5.000		07/01/2030		835,415
700,000		5.000		07/01/2031		831,530
700,000		5.000		07/01/2032		827,120
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
400,000		5.000		07/01/2029		472,148
600,000		5.000		07/01/2031		700,068
250,000		5.000		07/01/2033		288,145
225,000		5.000		07/01/2034		258,410
425,000		5.000		07/01/2036		484,904

						37,427,054

Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2018 A (AA/Aa2)
3,000,000		4.000		07/01/2042		3,484,920
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000		5.000		07/01/2021		518,180
430,000		5.000		07/01/2022		466,455
200,000		5.000		07/01/2023		226,112

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
$680,000	5.000%	07/01/2021	$704,725
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (A-/Baa2)
5,025,000	4.000	03/01/2037	5,360,268
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
9,055,000	3.200	07/01/2039	9,225,687
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	32,377
75,000	5.000	05/15/2029	86,933
35,000	5.000	05/15/2030	40,252
150,000	5.000	05/15/2031	171,164
180,000	5.000	05/15/2032	203,364
60,000	3.000	05/15/2033	56,842
100,000	3.000	05/15/2034	93,892
150,000	3.000	05/15/2035	139,510
670,000	3.250	05/15/2039	621,968
575,000	5.000	05/15/2044	625,290

			22,057,939

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (BBB-/Baa3)
2,000,000	2.750	10/01/2024	2,034,180

Illinois – 12.5%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (AA/NR)
7,200,000	5.000	01/01/2035	8,924,976
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (AA/A1)
3,510,000	5.000	01/01/2037	4,186,131
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)
300,000	5.000	01/01/2029	386,196
175,000	5.000	01/01/2030	224,026
665,000	5.000	01/01/2031	846,818
1,875,000	5.000	01/01/2032	2,375,362
765,000	5.000	01/01/2033	963,747
1,115,000	5.000	01/01/2034	1,398,400
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(e)
350,000	0.000	01/01/2026	333,879
165,000	0.000	01/01/2027	154,303
240,000	0.000	01/01/2028	219,499
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
555,000	5.382	12/01/2023	562,226
2,250,000	5.482	12/01/2024	2,287,620
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
3,550,000	6.000	04/01/2046	4,105,185

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
760,000	5.000	04/01/2034	831,911
575,000	5.000	04/01/2035	627,336
525,000	5.000	04/01/2036	572,628
490,000	5.000	04/01/2037	533,096
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(e)
2,225,000	0.000	12/01/2026	1,882,862
1,020,000	0.000	12/01/2027	830,769
3,055,000	0.000	12/01/2029	2,282,207
2,660,000	0.000	12/01/2030	1,912,487
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
965,000	0.000	12/01/2027	785,973
990,000	0.000	12/01/2028	772,071
460,000	0.000	12/01/2030	330,731
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (BBB+/Ba1)(e)
670,000	0.000	01/01/2031	444,304
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB-/NR)
2,500,000	6.000	12/01/2035	2,757,825
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(e)
4,705,000	0.000	12/01/2031	3,245,838
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
4,725,000	5.500	12/01/2026	5,387,965
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(e)
3,485,000	0.000	12/01/2023	3,251,296
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
2,500,000	5.500	12/01/2026	2,864,800
6,330,000	5.500	12/01/2027	7,340,838
3,000,000	5.500	12/01/2028	3,508,890
2,000,000	5.500	12/01/2029	2,350,980
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
1,000,000	5.250	12/01/2039	1,058,000
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (BB-/B1)
5,225,000	5.000	12/01/2042	5,303,845
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
2,300,000	6.038	12/01/2029	2,372,887
2,500,000	6.138	12/01/2039	2,520,225
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
5,160,000	7.000	12/01/2044	6,095,766

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
$7,125,000	6.500%	12/01/2046	$8,328,555
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,825,000	5.000	12/01/2025	2,166,202
2,190,000	5.000	12/01/2026	2,657,280
2,375,000	5.000	12/01/2027	2,940,298
7,445,000	5.000	12/01/2028	9,349,803
700,000	5.000	12/01/2030	866,201
1,800,000	5.000	12/01/2031	2,215,008
1,000,000	5.000	12/01/2032	1,222,850
2,000,000	5.000	12/01/2033	2,434,880
600,000	5.000	12/01/2034	728,466
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
5,000,000	5.000	12/01/2027	6,190,100
5,230,000	5.000	12/01/2028	6,568,095
5,500,000	5.000	12/01/2029	6,845,740
4,690,000	5.000	12/01/2030	5,803,547
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)
2,500,000	4.000	12/01/2027	2,660,250
4,000,000	5.000	12/01/2028	4,535,880
5,000,000	5.000	12/01/2029	5,672,500
5,000,000	5.000	12/01/2030	5,616,050
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (BB-/NR)(e)
2,000,000	0.000	12/01/2025	1,725,480
2,000,000	0.000	12/01/2026	1,659,880
300,000	0.000	12/01/2027	237,882
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (BB-/NR)
125,000	5.000	12/01/2021	129,362
750,000	5.000	12/01/2022	793,973
1,200,000	5.000	12/01/2023	1,296,480
1,250,000	5.000	12/01/2024	1,371,438
1,200,000	5.000	12/01/2025	1,336,128
1,000,000	5.000	12/01/2026	1,123,920
1,000,000	5.000	12/01/2027	1,128,130
1,000,000	5.000	12/01/2028	1,133,970
1,000,000	5.000	12/01/2029	1,134,500
1,000,000	5.000	12/01/2030	1,123,210
1,000,000	5.000	12/01/2031	1,116,490
1,000,000	5.000	12/01/2032	1,109,040
1,000,000	5.000	12/01/2033	1,103,850
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR) (NATL-RE) (AA/A2)(e)
1,465,000	0.000	01/01/2030	1,160,573

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL-RE) (BBB+/Baa2)(e)
1,050,000	0.000	01/01/2028	851,896
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(e)
750,000	0.000	01/01/2032	471,945
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
330,000	5.500	01/01/2037	345,754
3,020,000	5.500	01/01/2040	3,149,407
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/2033	1,547,430
630,000	5.000	01/01/2034	644,030
11,590,000	5.000	01/01/2036	11,813,571
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
650,000	5.000	01/01/2040	651,852
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
2,905,000	5.000	01/01/2034	2,935,415
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
1,130,000	7.517	01/01/2040	1,321,603
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
1,320,000	5.500	01/01/2039	1,378,595
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
13,893,000	7.375	01/01/2033	16,244,251
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,760,000	5.000	01/01/2028	4,063,169
4,890,000	5.000	01/01/2029	5,287,850
2,720,000	5.000	01/01/2031	2,884,451
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
3,000,000	5.500	01/01/2049	3,218,250
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
2,385,000	5.432	01/01/2042	2,294,275
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,575,000	5.000	01/01/2024	2,704,703
4,435,000	5.000	01/01/2025	4,705,491
5,600,000	5.000	01/01/2038	5,715,360
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,500,000	5.500	01/01/2029	2,729,575
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
7,030,000	5.000	01/01/2039	8,452,169
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (A/NR)
2,595,000	5.000	01/01/2023	2,833,117
4,760,000	5.000	01/01/2024	5,376,420
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (A/NR)
9,105,000	5.000	01/01/2037	10,431,325
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (A/NR)
8,045,000	5.250	01/01/2035	9,555,610
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (BBB-/NR)(a)
1,105,000	5.000	01/01/2025	1,323,492

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
$475,000	5.250%	01/01/2042	$574,270
1,330,000	4.000	01/01/2052	1,441,255
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2000 (A/Baa2)
1,560,000	5.000	11/01/2028	1,884,090
1,780,000	5.000	11/01/2029	2,139,524
1,000,000	5.000	11/01/2030	1,196,500
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
1,645,000	5.000	11/01/2026	2,008,479
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
15,475,000	5.000	11/01/2042	16,430,117
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
2,745,000	5.000	01/01/2025	2,912,418
3,330,000	5.000	01/01/2027	3,580,882
10,115,000	5.000	01/01/2028	10,930,572
8,480,000	5.000	01/01/2029	9,169,933
9,315,000	5.000	01/01/2030	10,086,375
430,000	5.000	01/01/2031	458,599
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
265,000	5.432	01/01/2042	317,883
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
5,650,000	6.314	01/01/2044	7,448,903
City of Peoria GO Refunding Bonds Series 2019 (AGM) (AA/A2)
880,000	5.000	01/01/2029	1,123,857
1,470,000	5.000	01/01/2031	1,862,607
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
155,000	4.000	01/01/2025	177,958
195,000	4.000	01/01/2026	228,856
115,000	4.000	01/01/2027	137,568
200,000	4.000	01/01/2028	243,154
200,000	4.000	01/01/2029	240,506
145,000	4.000	01/01/2030	172,820
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (AA/NR)
10,350,000	5.500	12/01/2036	13,406,666
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
4,000,000	5.250	11/15/2033	4,016,080
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
840,000	4.000	12/01/2023	930,325
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
1,500,000	4.000	11/15/2047	1,720,950
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	2.163	02/01/2026	506,710

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
605,000	5.000	12/01/2034	688,890
775,000	5.000	12/01/2039	866,070
1,000,000	5.000	12/01/2044	1,102,710
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (AA/A1)
2,325,000	4.000	12/01/2036	2,628,459
1,420,000	4.000	12/01/2037	1,599,801
4,230,000	4.000	12/01/2042	4,702,533
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (NR/Aa2)
500,000	4.000	12/01/2038	559,695
400,000	4.000	12/01/2040	446,064
1,085,000	4.000	12/01/2042	1,203,178
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (AA+/NR)
815,000	4.000	12/15/2031	1,000,738
1,300,000	4.000	12/15/2032	1,576,224
3,740,000	4.000	12/15/2033	4,476,855
1,700,000	4.000	12/15/2034	2,038,011
1,395,000	4.000	12/15/2035	1,658,153
2,750,000	3.000	12/15/2036	3,015,348
2,000,000	3.000	12/15/2037	2,185,040
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (AA+/Aa2)
19,555,000	4.000	07/15/2047	21,629,394
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	5,754,728
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (A/NR)
4,000,000	4.250	01/01/2044	4,469,920
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,425,000	4.000	05/15/2027	1,492,317
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
750,000	5.000	09/01/2026	839,767
500,000	5.000	09/01/2027	565,340
500,000	5.000	09/01/2028	569,215
1,600,000	5.000	09/01/2030	1,819,120
1,000,000	5.000	09/01/2031	1,130,330
1,000,000	5.000	09/01/2032	1,123,760
1,035,000	5.000	09/01/2033	1,156,333
1,150,000	5.000	09/01/2034	1,280,146
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (AA-/Aa2)
2,100,000	5.000	10/01/2041	2,543,142
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
5,275,000	5.000	01/01/2027	6,317,762
3,350,000	5.000	01/01/2028	4,083,884
3,515,000	5.000	01/01/2029	4,347,247
2,195,000	5.000	01/01/2030	2,743,092
11,130,000	5.000	01/01/2036	13,402,078
5,290,000	4.000	01/01/2038	5,762,820

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
$10,685,000	5.000%	01/01/2026	$12,546,968
8,170,000	5.000	01/01/2027	9,785,046
15,355,000	5.000	01/01/2028	18,718,820
11,790,000	5.000	01/01/2029	14,581,518
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/2027	4,638,192
Illinois State GO Bonds for Build America Bonds Series 2010-5 (BBB-/Baa3)
1,780,000	7.350	07/01/2035	2,016,651
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
39,035,000	5.100	06/01/2033	39,448,381
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,000,000	5.500	07/01/2024	5,325,750
4,000,000	5.500	07/01/2025	4,258,160
3,165,000	5.500	07/01/2027	3,345,658
5,500,000	5.250	07/01/2028	5,753,990
9,490,000	5.500	07/01/2038	9,817,595
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
4,415,000	5.000	11/01/2021	4,549,569
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
375,000	4.500	12/01/2041	372,866
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
26,930,000	5.000	11/01/2029	28,694,992
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
25,805,000	5.000	11/01/2021	26,499,154
53,550,000	5.000	11/01/2024	57,060,738
27,000,000	5.000	11/01/2025	29,025,540
9,450,000	5.000	11/01/2026	10,203,921
24,005,000	5.000	11/01/2028	25,808,736
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
16,380,000	5.000	05/01/2031	17,660,589
1,760,000	5.000	05/01/2042	1,814,947
1,760,000	5.000	05/01/2043	1,811,022
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
8,000,000	5.000	11/01/2024	8,601,360
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
9,175,000	4.000	11/01/2042	8,544,402
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,525,000	5.500	05/01/2039	1,669,906
4,100,000	5.750	05/01/2045	4,501,841
Illinois State GO Refunding Bonds Series 2012 (BBB-/Baa3)
8,355,000	5.000	08/01/2021	8,554,601
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
3,960,000	4.000	02/01/2030	4,259,139
1,185,000	4.000	02/01/2031	1,269,360
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
2,235,000	5.000	11/01/2020	2,239,559
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
2,340,000	5.000	10/01/2031	2,522,848
Illinois State Sales Tax RB Junior Obligation Series 2016 A (BBB/NR)
1,605,000	5.000	06/15/2022	1,694,736

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
675,000	4.000	06/15/2021	686,502
2,875,000	5.000	06/15/2022	3,035,741
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
3,185,000	4.000	06/15/2021	3,239,272
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (AA-/A1)
2,745,000	5.000	01/01/2025	3,237,673
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
14,015,000	5.000	01/01/2026	17,009,024
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
360,000	5.000	12/01/2025	425,923
410,000	5.000	12/01/2026	492,914
405,000	4.000	12/01/2028	470,732
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2011 A (NR/A2)
4,600,000	5.000	02/01/2029	4,660,352
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(e)
5,600,000	0.000	12/15/2032	3,757,264
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/Baa2)(e)
2,690,000	0.000	12/15/2031	1,889,698
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)
1,555,000	5.700	06/15/2024	1,666,976
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (NR/NR)(a)
460,000	5.700	06/15/2022	506,147
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
5,390,000	5.000	12/15/2028	5,625,004
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(b)
2,000,000	5.000	12/15/2028	2,308,060
300,000	5.000	12/15/2032	339,081
600,000	5.000	12/15/2033	675,606
500,000	5.000	12/15/2034	561,580
1,260,000	0.000	12/15/2037	874,629
3,500,000	0.000	12/15/2042	2,395,190
3,850,000	0.000	12/15/2047	2,605,565
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
11,975,000	4.000	06/15/2050	12,134,866
1,160,000	5.000	06/15/2050	1,285,547

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Illinois – (continued)
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(a)
$1,125,000		6.000%		06/01/2021		$1,168,808
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (AA/NR)
4,430,000		5.000		07/01/2029		5,485,093
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(e)
6,055,000		0.000		12/01/2025		5,654,462
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
4,000,000		3.500		03/01/2030		4,329,840
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
1,100,000		6.630		02/01/2035		1,212,915
State of Illinois GO Bonds Series 2012 A (BBB-/Baa3)
300,000		5.000		01/01/2034		303,204
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
570,000		5.000		02/01/2024		606,617
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
2,820,000		4.000		06/01/2032		2,797,130
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
3,455,000		5.000		12/01/2027		3,814,113
875,000		4.250		12/01/2040		846,457
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
925,000		3.250		11/01/2026		910,922
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
3,800,000		5.000		02/01/2028		4,145,762
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/Baa3)
500,000		5.000		10/01/2028		551,825
State of Illinois GO Unlimited Bonds Series 2016 (BBB-/Baa3)
2,360,000		5.000		11/01/2020		2,365,499
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
1,500,000		4.000		12/01/2033		1,472,310
5,000,000		4.250		12/01/2037		4,953,000
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
5,100,000		5.000		10/01/2027		5,626,626
State of Illinois RB Refunding Series 2016 C (BAM) (AA/NR)
5,580,000		4.000		06/15/2028		6,224,490
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000		4.000		01/01/2031		377,666
335,000		5.000		01/01/2045		341,452
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
945,000		5.000		01/01/2024		965,252
2,690,000		5.000		01/01/2030		2,752,058
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000		4.250		01/01/2029		967,470
Village of Romeoville GO Refunding Bonds Series 2019 (AA/Aa2)
3,055,000		5.000		12/30/2027		3,917,793
3,235,000		5.000		12/30/2028		4,213,102

Municipal Bonds – (continued)
Illinois – (continued)
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
210,000	4.125		10/01/2041		216,571
420,000	4.125		10/01/2046		430,928
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa2)
650,000	4.000		01/01/2034		715,020

					1,016,223,222

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (AA/NR)
1,845,000	2.000		09/01/2038		1,743,322
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2015 (AMT) (A-/A1)(c)(d)
3,000,000	5.000		11/01/2022		3,271,200
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(c)(d)
11,500,000	5.000		06/05/2026		14,059,900
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
540,000	5.000		09/15/2034		619,791
680,000	5.000		09/15/2039		767,169
445,000	4.000		09/15/2044		455,297
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(c)(d)
2,300,000	2.100		11/01/2026		2,428,662
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
185,000	4.000		07/01/2030		194,947
300,000	5.000		07/01/2040		325,203
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
2,930,000	3.000		11/01/2030		2,915,819
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,110,000	3.000		11/01/2030		2,099,788
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,350,000	3.000		11/01/2030		2,338,626
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(c)
3,940,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.660		11/01/2023		3,938,030
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A/A1)
2,275,000	5.000		01/01/2029		2,851,144
Purdue University RB Series 2007 A (AAA/Aaa)
3,035,000	5.250		07/01/2029		4,030,844

					42,039,742

Iowa – 0.1%
City of Davenport GO Corporate Bonds Series 2019 IA (AA/Aa3)
1,060,000	4.000		06/01/2031		1,243,486

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Coralville Iowa COPS Series 2016 E (BB/NR)
$500,000	4.000%	06/01/2021	$497,875
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
1,945,000	3.125	12/01/2022	1,971,238
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
1,700,000	4.000	05/15/2055	1,629,195
2,300,000	5.000	05/15/2055	2,441,680
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-2 (BBB/NR)
1,750,000	2.875	05/15/2049	1,757,105

			9,540,579

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
450,000	4.000	05/15/2021	450,639
1,300,000	4.000	05/15/2023	1,303,484
1,015,000	4.000	05/15/2024	1,016,320
1,060,000	5.000	05/15/2025	1,103,354
1,165,000	5.000	05/15/2027	1,220,372

			5,094,169

Kentucky – 1.6%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(g)
9,505,000	(3 Mo. LIBOR + 0.53%), 0.698	11/01/2027	9,359,288
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
1,200,000	4.000	06/01/2037	1,333,548
400,000	4.000	06/01/2045	436,308
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,030,000	4.000	06/01/2037	1,144,629
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
855,000	5.000	08/01/2035	1,053,275
855,000	5.000	08/01/2036	1,048,811
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A1)(c)(d)
25,000,000	4.000	01/01/2025	28,018,000
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(c)(d)
22,955,000	4.000	06/01/2025	26,003,653
Kentucky Public Energy Authority RB Series 2020 A (NR/A1)(c)(d)
10,800,000	4.000	06/01/2026	12,492,684
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
8,145,000	5.000	11/01/2025	9,845,432

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (A/NR)
2,000,000	4.000	10/01/2034	2,222,760
Louisville & Jefferson County Metropolitan Government PCRB for Louisville Gas & Electric Company Project Series 2001 B (AMT) (A/A1)(c)(d)
3,080,000	2.550	05/03/2021	3,112,894
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
1,500,000	4.000	10/01/2039	1,704,405
1,100,000	4.000	10/01/2040	1,246,212
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (A/NR)(c)(d)
8,500,000	5.000	10/01/2026	10,376,715
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
2,295,000	5.000	05/15/2030	2,409,039
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (AA/Aa3)
10,000,000	4.000	05/15/2038	11,631,600
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/2026	3,728,625
University of Louisville RB Series 2020 A (AGM) (AA/A1)
1,080,000	5.000	09/01/2025	1,299,791
1,135,000	5.000	09/01/2026	1,396,606
1,195,000	5.000	09/01/2027	1,503,131
1,255,000	5.000	09/01/2028	1,603,890

			132,971,296

Louisiana – 1.6%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
520,000	4.000	12/01/2020	521,347
770,000	4.000	12/01/2021	783,768
815,000	4.000	12/01/2022	840,827
1,135,000	4.000	12/01/2023	1,184,475
1,150,000	4.000	12/01/2024	1,212,319
1,385,000	5.000	12/01/2025	1,537,558
1,455,000	5.000	12/01/2026	1,632,626
1,530,000	5.000	12/01/2027	1,732,740
1,605,000	5.000	12/01/2028	1,828,528
1,000,000	5.000	12/01/2029	1,146,410
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
1,200,000	3.625	06/01/2024	1,213,764
2,540,000	3.750	06/01/2030	2,576,728
5,070,000	4.375	06/01/2048	5,159,790
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (AA/NR)
1,230,000	5.000	10/01/2026	1,504,474
2,750,000	5.000	10/01/2027	3,427,765

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (BBB-/Baa2)
$14,185,000	3.500%	11/01/2032	$15,138,090
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (A+/A1)(a)
6,250,000	4.375	02/01/2024	7,104,563
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
900,000	2.750	10/01/2023	958,887
670,000	5.000	10/01/2023	758,165
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,295,000	4.000	06/01/2050	1,451,760
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,530,000	3.000	06/01/2050	3,605,366
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
900,000	4.000	07/01/2044	952,398
900,000	4.000	07/01/2049	948,195
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
6,600,000	3.375	09/01/2028	6,678,540
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
1,625,000	3.500	06/01/2030	1,655,176
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
3,695,000	4.000	05/15/2042	4,037,785
3,000,000	5.000	05/15/2046	3,493,560
New Orleans Aviation Board GARB Series 2015 B (AMT) (A-/A2)
3,750,000	5.000	01/01/2034	4,219,950
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
1,000,000	5.000	01/01/2048	1,122,260
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(c)(d)
11,300,000	2.000	04/01/2023	11,335,708
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(c)(d)
15,505,000	2.100	07/01/2024	15,588,417
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(c)(d)
21,235,000	2.200	07/01/2026	21,303,164
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A/A2)(a)
500,000	5.000	04/01/2023	555,370

			127,210,473

Municipal Bonds – (continued)
Maine – 0.4%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
505,000	3.000	01/01/2025	541,158
800,000	3.000	01/01/2026	864,080
800,000	3.000	01/01/2027	866,536
300,000	5.000	01/01/2028	369,624
225,000	5.000	01/01/2029	281,000
270,000	5.000	01/01/2030	341,844
370,000	5.000	01/01/2031	465,090
810,000	5.000	01/01/2032	1,011,779
690,000	5.000	01/01/2033	856,035
620,000	5.000	01/01/2034	765,589
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (AA/A2)
250,000	5.000	12/01/2020	251,532
305,000	5.000	12/01/2021	318,234
400,000	5.000	12/01/2022	431,960
500,000	5.000	12/01/2023	557,550
500,000	5.000	12/01/2024	573,930
450,000	5.000	12/01/2025	529,448
1,530,000	5.000	12/01/2026	1,834,439
1,500,000	5.000	12/01/2027	1,828,545
1,000,000	5.000	12/01/2028	1,221,800
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
1,955,000	4.000	07/01/2045	2,219,218
2,355,000	4.000	07/01/2050	2,659,360
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,575,000	5.000	07/01/2026	1,899,718
State of Maine GO Bonds Series 2018 D (AA/Aa2)
9,765,000	5.000	06/01/2024	11,453,564

			32,142,033

Maryland – 0.8%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	439,633
650,000	4.500	09/01/2033	669,838
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/2027	2,114,867
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
100,000	2.600	06/01/2021	99,867
100,000	2.650	06/01/2022	99,675
150,000	2.700	06/01/2023	149,157
100,000	2.750	06/01/2024	99,171
160,000	3.000	06/01/2024	158,952
125,000	2.800	06/01/2025	123,701
135,000	2.850	06/01/2026	133,533
175,000	2.950	06/01/2027	172,802
190,000	3.050	06/01/2028	185,415
200,000	3.150	06/01/2029	194,948
300,000	3.375	06/01/2029	293,583
200,000	3.200	06/01/2030	193,672
200,000	3.250	06/01/2031	192,808
250,000	3.300	06/01/2032	238,075
270,000	3.350	06/01/2033	255,779

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$880,000		3.000%		07/01/2024		$878,425
950,000		4.000		07/01/2029		968,933
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
440,000		4.000		01/01/2038		479,284
525,000		4.000		01/01/2039		571,872
570,000		4.000		01/01/2040		617,629
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
615,000		4.000		01/01/2032		695,362
530,000		4.000		01/01/2033		595,922
600,000		4.000		01/01/2034		671,622
540,000		4.000		01/01/2035		602,781
595,000		4.000		01/01/2036		662,699
660,000		4.000		01/01/2037		731,828
615,000		4.000		01/01/2038		680,411
880,000		4.000		01/01/2039		970,895
880,000		4.000		01/01/2040		968,739
County of Montgomery Public Improvement GO Bonds Series 2013 A (AAA/Aaa)(a)
13,475,000		4.000		11/01/2023		15,046,724
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
555,000		5.700		07/01/2029		557,353
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000		3.750		07/01/2039		1,315,981
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
1,000,000		5.000		06/01/2044		1,082,170
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
6,620,000		1.700		09/01/2022		6,759,616
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
800,000		3.250		07/01/2039		799,584
350,000		4.000		07/01/2040		390,579
750,000		4.000		07/01/2045		824,685
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/NR)
305,000		4.000		10/01/2026		337,858
425,000		4.000		10/01/2027		472,808
440,000		4.000		10/01/2028		488,457
355,000		4.000		10/01/2029		394,238
475,000		4.000		10/01/2030		528,808
795,000		3.000		10/01/2034		779,036
475,000		4.000		10/01/2040		509,723
State of Maryland Department of Transportation RB Series 2015 (AAA/Aa1)
15,780,000		4.000		02/01/2030		16,973,126

						63,172,624

Municipal Bonds – (continued)
Massachusetts – 1.2%
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
7,265,000	5.000		12/01/2041		7,622,801
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (AAA/Aaa)
5,000,000	5.000		07/15/2036		7,386,850
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(f)
1,600,000	4.000		11/15/2023		1,618,224
1,200,000	5.000		11/15/2028		1,300,764
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (AA+/Aa1)
7,000,000	5.000		07/01/2042		7,388,850
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
225,000	4.000		12/01/2042		231,631
245,000	5.000		12/01/2042		271,070
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(f)
125,000	5.000		07/15/2021		128,354
115,000	5.000		07/15/2022		121,708
125,000	5.000		07/15/2024		139,026
125,000	5.000		07/15/2025		141,650
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
350,000	5.000		10/01/2026		429,467
495,000	5.000		10/01/2027		621,517
500,000	5.000		10/01/2028		639,485
425,000	5.000		10/01/2029		553,771
325,000	5.000		10/01/2030		430,609
450,000	5.000		10/01/2031		592,420
400,000	5.000		10/01/2032		522,488
500,000	5.000		10/01/2033		649,365
450,000	5.000		10/01/2034		582,701
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
825,000	5.000		07/01/2038		962,263
1,850,000	5.000		07/01/2039		2,154,677
Massachusetts School Building Authority RB Series 2018 B (AA/Aa3)
10,735,000	4.000		02/15/2039		11,636,096
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,195,000	2.078		10/15/2023		2,282,339
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(g)
1,970,000	(3 Mo. LIBOR + 0.57%), 0.738		05/01/2037		1,915,865
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(g)
1,735,000	(3 Mo. LIBOR + 0.57%), 0.738		05/01/2037		1,687,322
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (AA/Aa1)
4,030,000	4.000		05/01/2039		4,703,212

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Series 2017 F (AA/Aa1)
$8,665,000	5.000%	11/01/2043	$10,633,948
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
8,500,000	5.000	01/01/2026	10,364,645
10,000,000	5.000	01/01/2027	12,419,300
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(c)(d)
5,525,000	5.000	01/01/2023	6,077,555

			96,209,973

Michigan – 2.3%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(d)
25,718,183	4.000	04/01/2034	20,838,158
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(d)
331,114	4.000	04/01/2034	268,285
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (AA/Aa2)
1,000,000	5.000	01/01/2045	1,271,310
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
1,075,000	5.000	07/01/2026	1,237,454
1,130,000	5.000	07/01/2027	1,297,602
1,000,000	5.000	07/01/2028	1,145,140
1,000,000	5.000	07/01/2029	1,143,160
3,435,000	5.000	07/01/2033	3,895,565
3,330,000	5.000	07/01/2036	3,756,939
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (NR/Aa1)
6,200,000	2.192	05/01/2026	6,649,004
15,160,000	2.302	05/01/2027	16,464,366
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A+/A2)
3,000,000	5.000	07/01/2035	3,609,600
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (AA-/A1)
8,300,000	5.250	07/01/2033	10,209,498
17,775,000	5.250	07/01/2034	21,808,681
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
1,850,000	5.000	11/15/2048	2,255,557
3,700,000	4.000	11/15/2050	4,138,376
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
8,250,000	4.000	02/15/2047	9,264,338
17,000,000	4.000	02/15/2050	18,911,650
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
1,000,000	3.875	10/01/2023	1,035,770
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (AA-/A1)
1,000,000	5.000	07/01/2034	1,142,360

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE) (A+/A2)
650,000	5.000	07/01/2036	740,993
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
325,000	5.000	07/01/2032	373,204
250,000	5.000	07/01/2033	286,385
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
1,945,000	5.000	07/01/2033	2,284,111
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
400,000	5.000	07/01/2035	455,996
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
1,000,000	5.000	07/01/2029	1,187,070
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
450,000	4.000	09/01/2045	488,664
475,000	4.000	09/01/2050	512,506
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(a)
1,000,000	5.000	07/01/2022	1,083,310
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(a)
5,015,000	5.000	07/01/2022	5,419,008
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
15,000,000	4.250	12/31/2038	17,072,700
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(c)(d)
1,115,000	1.450	09/01/2021	1,120,162
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(e)
9,500,000	0.000	06/01/2052	712,500
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,000,000	5.000	05/01/2023	2,243,900
2,125,000	5.000	05/01/2024	2,479,556
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (AA/NR)
2,485,000	4.000	11/01/2026	2,946,514
2,585,000	4.000	11/01/2027	3,120,871
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,377,046
1,215,000	5.000	05/01/2026	1,502,323
3,705,000	5.000	05/01/2027	4,581,158

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
$580,000	2.019%	05/01/2025	$593,688
1,000,000	2.138	05/01/2026	1,029,690
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (AA/NR)
2,160,000	5.000	05/01/2022	2,311,049
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A-/A1)
400,000	5.000	12/01/2033	473,300
1,065,000	5.000	12/01/2034	1,257,083
650,000	5.000	12/01/2035	764,485
800,000	5.000	12/01/2036	937,704
880,000	5.000	12/01/2037	1,028,632

			188,726,421

Minnesota – 0.3%
City of Minneapolis GO Green Bonds Series 2019 (AAA/NR)
2,390,000	2.000	12/01/2029	2,513,778
2,940,000	2.000	12/01/2030	3,064,627
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
3,300,000	5.000	05/01/2048	3,975,081
1,325,000	4.000	05/01/2049	1,468,921
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
1,560,000	4.250	02/15/2048	1,692,272
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
390,000	3.000	03/01/2021	389,637
610,000	3.000	03/01/2022	607,566
630,000	3.000	03/01/2023	624,916
650,000	3.250	03/01/2024	646,458
Duluth Independent School District No. 709 COPS Refunding Series 2019 B (SD CRED PROG) (NR/Aa2)
300,000	5.000	02/01/2021	304,239
320,000	5.000	02/01/2022	338,144
380,000	5.000	02/01/2023	417,430
400,000	5.000	02/01/2024	455,588
375,000	5.000	02/01/2025	441,394
1,105,000	5.000	02/01/2027	1,372,067
350,000	5.000	02/01/2028	444,273
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
500,000	5.000	05/01/2047	531,000
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
165,000	4.000	12/01/2026	181,957
165,000	4.000	12/01/2027	182,792
205,000	4.000	12/01/2028	227,595
125,000	4.000	12/01/2029	139,640
250,000	4.000	12/01/2030	275,955
170,000	4.000	12/01/2031	186,048
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (AAA/Aa1)
1,680,000	3.000	10/01/2029	1,910,966

Municipal Bonds – (continued)
Minnesota – (continued)
University of Minnesota GO Bonds Series 2013 A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,414,193

			25,806,537

Mississippi – 0.3%
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2009 B (AA/Aa2)(c)(d)
11,100,000	0.100	10/01/2020	11,100,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(c)(d)
4,120,000	2.750	12/09/2021	4,176,362
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
5,950,000	2.500	04/01/2022	5,990,460
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/2035	1,127,470
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(c)(d)
2,700,000	2.900	09/01/2023	2,858,166

			25,252,458

Missouri – 1.1%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
400,000	3.000	11/01/2020	400,012
350,000	3.000	11/01/2021	349,664
350,000	4.000	11/01/2022	354,669
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
1,000,000	4.500	12/01/2029	1,018,750
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A-/A2)
4,200,000	5.000	03/01/2030	5,286,246
4,410,000	5.000	03/01/2031	5,510,339
4,630,000	5.000	03/01/2032	5,742,311
4,865,000	5.000	03/01/2033	5,997,670
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A-/A2)
2,000,000	5.000	03/01/2033	2,481,380
3,200,000	5.000	03/01/2034	3,954,560
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (AAA/Aa1)
19,880,000	5.000	05/01/2047	24,208,472
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
830,000	5.000	09/01/2038	959,455
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
320,000	5.000	09/01/2025	370,534
860,000	5.000	09/01/2027	1,031,673
1,355,000	5.000	09/01/2028	1,646,393
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
420,000	4.000	02/15/2037	483,655
675,000	4.000	02/15/2038	774,819
500,000	4.000	02/15/2039	572,205
1,850,000	4.000	02/15/2044	2,081,620
5,000,000	4.000	02/15/2049	5,584,750

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (AA/NR)
$275,000		5.000%		10/01/2030		$339,322
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
210,000		5.000		10/01/2026		249,619
210,000		5.000		10/01/2029		260,791
150,000		5.000		10/01/2032		182,710
240,000		4.000		10/01/2034		269,693
125,000		4.000		10/01/2035		139,836
150,000		4.000		10/01/2036		167,067
170,000		4.000		10/01/2037		188,690
145,000		4.000		10/01/2038		160,418
110,000		4.000		10/01/2039		121,321
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
4,270,000		1.600		12/01/2022		4,322,905
Springfield Public Utility RB Refunding Series 2015 (AA+/NR)
15,750,000		3.250		08/01/2027		17,601,728

						92,813,277

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
575,000		5.000		07/01/2029		725,506

Nebraska – 0.3%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(c)(d)
12,675,000		4.000		08/01/2025		14,567,885
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (AA/NR)
415,000		4.000		01/01/2033		470,079
1,000,000		4.000		01/01/2034		1,129,390
1,000,000		4.000		01/01/2035		1,126,060
1,250,000		4.000		01/01/2036		1,402,312
1,185,000		4.000		01/01/2037		1,324,048
1,500,000		4.000		01/01/2038		1,672,440
2,000,000		4.000		01/01/2039		2,225,440

						23,917,654

Nevada – 0.9%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
135,000		3.000		06/01/2021		135,501
235,000		3.000		06/01/2022		236,668
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
100,000		3.000		06/01/2021		100,463
395,000		3.250		06/01/2022		400,305
200,000		3.500		06/01/2025		206,252
185,000		3.500		06/01/2026		191,048
200,000		3.500		06/01/2027		206,606
150,000		3.500		06/01/2028		154,164
170,000		3.500		06/01/2029		174,087

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR) – (continued)
175,000	3.250		06/01/2030		174,275
310,000	3.250		06/01/2031		307,232
415,000	3.500		06/01/2032		414,199
470,000	3.500		06/01/2033		465,709
1,000,000	3.500		06/01/2034		986,060
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
250,000	4.250		06/01/2034		253,260
300,000	4.500		06/01/2039		307,611
250,000	4.625		06/01/2043		257,128
400,000	4.625		06/01/2049		408,848
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(f)
625,000	2.500		06/15/2024		621,050
1,505,000	2.750		06/15/2028		1,475,186
Clark County School District Building GO Bonds Series 2018 A (A+/A1)
7,335,000	5.000		06/15/2033		9,008,700
Clark County School District Building GO Bonds Series 2019 B (AGM) (AA/A1)
8,540,000	5.000		06/15/2030		11,038,889
Clark County School District GO Bonds Series 2018 A (A+/A1)
5,000,000	5.000		06/15/2030		6,241,850
11,180,000	5.000		06/15/2031		13,883,324
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
880,000	5.000		06/15/2027		1,104,198
880,000	5.000		06/15/2028		1,127,122
880,000	5.000		06/15/2029		1,148,998
770,000	5.000		06/15/2030		1,019,472
705,000	5.000		06/15/2031		927,421
795,000	5.000		06/15/2032		1,038,262
725,000	5.000		06/15/2033		940,985
835,000	5.000		06/15/2034		1,079,780
880,000	5.000		06/15/2035		1,128,714
835,000	4.000		06/15/2036		984,156
900,000	4.000		06/15/2037		1,056,519
855,000	4.000		06/15/2038		1,000,119
950,000	4.000		06/15/2039		1,107,510
700,000	4.000		06/15/2040		813,449
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000		09/01/2025		1,336,631
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (A/Aa3)
1,250,000	5.000		07/01/2026		1,441,813
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
715,000	5.000		07/01/2026		824,717
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
605,000	5.000		07/01/2035		710,306

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
$2,685,000	5.000%	07/01/2043	$3,107,055
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,050,000	5.000	07/01/2027	1,229,256
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (AA+/Aa1)
5,000,000	5.000	11/01/2026	6,046,100

			76,820,998

New Hampshire – 0.8%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(c)(d)
2,695,000	2.800	10/02/2023	2,818,215
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(c)
7,400,000	(SIFMA Municipal Swap Index Yield + 0.75%), 0.860	10/01/2021	7,400,814
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
8,965,000	5.000	08/01/2032	10,963,298
3,880,000	5.000	08/01/2033	4,722,736
4,075,000	5.000	08/01/2034	4,947,091
4,290,000	5.000	08/01/2035	5,190,128
4,505,000	5.000	08/01/2036	5,430,462
4,735,000	5.000	08/01/2037	5,690,807
4,980,000	5.000	08/01/2038	5,969,028
5,235,000	5.000	08/01/2039	6,258,600
5,505,000	5.000	08/01/2040	6,565,373

			65,956,552

New Jersey – 5.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
300,000	5.000	03/01/2024	342,996
250,000	5.000	03/01/2026	304,000
Borough of Stone Harbor GO Bonds Series 2018 (AA+/NR)
1,345,000	4.000	11/01/2026	1,564,060
County of Cape May GO Bonds Series 2019 (NR/Aa1)
1,975,000	4.000	10/01/2025	2,314,917
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(e)
2,560,000	0.000	11/01/2021	2,541,824
Hawthorne School District GO Bonds Series 2019 (BAM) (SCH BD RES FD) (AA/NR)
1,100,000	3.000	09/01/2034	1,179,112
1,350,000	3.000	09/01/2035	1,438,708
1,350,000	3.000	09/01/2036	1,430,325
1,350,000	3.000	09/01/2037	1,424,412
1,350,000	3.000	09/01/2038	1,419,566
1,100,000	3.000	09/01/2039	1,154,131
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2032	487,395

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,000,000	5.500	06/15/2033	4,647,680
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (BBB+/Baa1)
5,805,000	5.000	06/15/2028	6,948,294
10,295,000	5.000	06/15/2029	12,278,332
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (NR/Ba1)
4,325,000	5.000	10/01/2047	4,679,909
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,300,000	5.000	06/01/2042	1,504,087
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,590,000	5.250	12/15/2020	1,603,992
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
2,680,000	5.500	09/01/2024	3,076,854
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
9,340,000	5.000	06/15/2029	11,139,351
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (A/NR)
785,000	3.000	06/01/2032	811,580
1,545,000	5.000	06/01/2032	1,855,051
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
22,075,000	7.425	02/15/2029	27,468,143
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,380,000	5.000	06/15/2037	6,061,754
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (AAA/Aaa)
8,220,000	5.000	07/01/2026	9,655,048
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
1,600,000	4.000	07/01/2042	1,381,584
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
1,090,000	5.000	07/01/2034	1,314,714
1,130,000	5.000	07/01/2035	1,357,300
1,095,000	5.000	07/01/2036	1,310,343
2,200,000	5.000	07/01/2037	2,624,776
1,980,000	5.000	07/01/2038	2,354,279
1,610,000	5.000	07/01/2045	1,878,854
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (AAA/Aaa)
2,675,000	5.000	07/01/2033	3,388,315

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A/A2)
$1,250,000	3.000%	07/01/2040	$1,260,338
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(c)(d)
10,910,000	5.000	07/01/2024	12,630,507
New Jersey State Turnpike Authority RB Refunding Series 2017 C-5 (A+/A2)(c)
5,000,000	(1 Mo. LIBOR + 0.46%), 0.569	01/01/2021	4,999,000
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,095,000	5.000	01/01/2027	9,311,840
New Jersey State Turnpike Authority RB Series 2015 E (A+/A2)
8,945,000	5.000	01/01/2032	10,351,065
5,000,000	5.000	01/01/2045	5,685,750
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(e)
24,175,000	0.000	12/15/2035	14,546,339
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(e)
9,995,000	0.000	12/15/2026	8,577,309
3,190,000	0.000	12/15/2029	2,433,906
1,325,000	0.000	12/15/2031	927,726
5,000,000	0.000	12/15/2036	2,789,450
1,495,000	0.000	12/15/2037	797,119
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
755,000	5.000	06/15/2046	814,184
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
9,075,000	5.500	12/15/2021	9,574,307
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
20,730,000	5.250	12/15/2022	22,593,212
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(e)
7,530,000	0.000	12/15/2027	6,323,016
18,565,000	0.000	12/15/2031	13,288,641
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (BBB+/Baa1)
1,705,000	5.250	12/15/2022	1,849,567
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(e)
25,925,000	0.000	12/15/2036	14,463,298
42,640,000	0.000	12/15/2037	22,735,222
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(e)
10,000,000	0.000	12/15/2038	5,083,600

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (BBB+/Baa1)
4,350,000	5.250	06/15/2036	4,440,263
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,390,000	4.000	12/15/2039	1,459,889
1,620,000	5.000	12/15/2039	1,832,868
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
2,290,000	5.000	06/15/2030	2,636,523
1,825,000	5.000	06/15/2031	2,090,610
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,905,000	4.000	12/15/2031	3,127,232
2,000,000	5.000	12/15/2032	2,321,420
3,345,000	5.000	12/15/2033	3,862,271
7,775,000	5.000	12/15/2034	8,953,146
2,770,000	5.000	12/15/2035	3,176,193
3,455,000	5.000	12/15/2036	3,941,671
2,410,000	4.250	12/15/2038	2,587,593
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (BBB+/Baa1)
7,000,000	5.000	06/15/2029	8,348,550
6,155,000	5.000	06/15/2030	7,257,914
2,215,000	5.000	06/15/2031	2,599,524
3,000,000	5.000	06/15/2032	3,492,030
5,000,000	5.000	06/15/2033	5,783,750
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
3,060,000	5.000	06/15/2034	3,529,312
10,000,000	5.000	06/15/2037	11,368,100
3,000,000	5.250	06/15/2043	3,395,280
10,000,000	4.500	06/15/2049	10,651,400
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB+/Baa1)
16,590,000	4.000	06/15/2044	17,200,844
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2028	2,408,460
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB+/Baa1)(e)
8,320,000	0.000	12/15/2032	5,562,170
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
3,195,000	5.500	12/15/2022	3,499,484
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (BBB-/Baa1)
1,670,000	4.000	01/01/2023	1,744,633
730,000	4.000	01/01/2024	760,543
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
1,000,000	5.000	01/01/2037	1,097,530
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2)
1,000,000	5.000	11/01/2029	1,303,910

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (AA/A2) – (continued)
$1,500,000	5.000%	11/01/2030	$1,931,475
1,000,000	5.000	11/01/2031	1,281,880
1,000,000	5.000	11/01/2032	1,271,890
725,000	5.000	11/01/2033	915,371
The Camden County Improvement Authority RB Refunding for Rowan University Foundation, Inc. Series 2020 A (BAM) (AA/A2)
5,025,000	5.000	07/01/2029	6,561,796
5,310,000	5.000	07/01/2031	7,007,501
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,200,000	5.000	06/01/2046	2,559,678
2,250,000	5.250	06/01/2046	2,656,665
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
2,000,000	5.000	06/01/2046	2,260,280
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
1,460,000	3.200	06/01/2027	1,492,412
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (NR/Aa1)
1,535,000	2.000	07/15/2022	1,586,192
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	6,426,856
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (AA+/NR)
4,750,000	5.250	12/01/2031	4,996,525

			465,358,716

New Mexico – 0.1%
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(c)(d)
2,445,000	1.875	10/01/2021	2,472,775
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(c)(d)
4,250,000	1.875	10/01/2021	4,298,280
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
175,000	5.000	09/01/2027	212,205
200,000	5.000	09/01/2029	249,760
450,000	5.000	09/01/2030	569,354
300,000	5.000	09/01/2031	377,163
350,000	5.000	09/01/2032	436,688

			8,616,225

New York – 7.2%
City of New Rochelle RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/2025	369,421
335,000	5.000	07/01/2026	377,585
425,000	5.000	07/01/2027	476,162

Municipal Bonds – (continued)
New York – (continued)
Essex County Industrial Development Agency RB Refunding for International Paper Co. Series 2019 A (AMT) (BBB/Baa2)(c)(d)
500,000	2.100	10/01/2024	523,505
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (AAA/Aaa)(g)
7,111,215	(1 Mo. LIBOR + 0.50%), 0.645	01/25/2033	7,081,384
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(c)
9,000,000	(1 Mo. LIBOR + 0.75%), 0.859	10/01/2023	8,994,870
Long Island Power Authority RB Series 2019 B (A/A2)(c)(d)
12,825,000	1.650	09/01/2024	13,226,166
Metropolitan Transportation Authority RB Anticipation Notes Series 2018 B Subseries 2018 B-2B (SP-2/NR)
5,000,000	5.000	05/15/2021	5,066,000
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (SP-2/NR)
54,680,000	5.000	05/15/2022	56,239,474
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
4,305,000	4.000	02/01/2022	4,350,289
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (NR/A3)(c)(d)
2,500,000	5.000	05/15/2030	2,738,225
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
625,000	5.000	11/15/2027	660,012
850,000	5.000	11/15/2028	895,424
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (AA/A2)
4,380,000	4.000	11/15/2042	4,785,632
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
5,175,000	4.750	11/15/2045	5,386,295
3,250,000	5.000	11/15/2050	3,445,943
1,800,000	5.250	11/15/2055	1,936,962
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (BBB+/A3)
1,340,000	5.000	11/15/2027	1,426,819
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,465,000	4.000	11/15/2032	2,436,110
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (BBB+/A3)
4,545,000	5.000	11/01/2025	4,677,714
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
520,000	5.000	11/15/2027	551,434
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
735,000	5.000	11/15/2029	773,109
755,000	5.250	11/15/2031	807,435
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
1,075,000	5.000	11/15/2027	1,149,229

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(c)
$7,555,000	(1 Mo. LIBOR + 0.55%), 0.654%	11/01/2022	$7,146,879
Metropolitan Transportation Authority RB Series 2011 B (BBB+/WR)(c)
7,510,000	(1 Mo. LIBOR + 0.55%), 0.654	11/01/2022	7,104,310
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
580,000	5.000	11/15/2028	613,443
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
475,000	5.000	11/15/2025	503,467
New York City GO Bonds Fiscal 2012 Series I (AA/Aa1)
3,000,000	5.000	08/01/2029	3,243,420
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
4,725,000	5.000	03/01/2044	5,595,250
New York City GO Bonds Subseries 2014 I-2 (AA/Aa2)(c)(d)
39,930,000	0.130	10/01/2020	39,930,000
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(c)(d)
3,500,000	2.750	12/29/2023	3,656,835
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (ASSURED GTY) (AA/NR)
1,425,000	2.250	10/01/2029	1,461,580
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)(h)
1,875,000	4.000	03/01/2045	2,128,162
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (NR/A2)(h)
2,125,000	4.000	03/01/2045	2,372,307
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
5,655,000	5.000	08/01/2039	6,487,981
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 A-4 (AAA/Aa1)(c)(d)
17,270,000	0.130	10/01/2020	17,270,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
15,685,000	2.570	11/01/2023	16,596,141
17,020,000	2.640	11/01/2024	18,302,287
11,900,000	2.740	11/01/2025	13,013,364
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(c)(d)
30,000,000	0.120	10/02/2020	30,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (AAA/Aa1)
10,000,000	4.000	05/01/2044	11,282,900
New York City Water & Sewer System RB Refunding Series 2020 FF (AA+/Aa1)
5,645,000	4.000	06/15/2041	6,633,044

Municipal Bonds – (continued)
New York – (continued)
New York Convention Center Development Corp. RB Refunding Series 2015 (NR/Aa3)
1,300,000	5.000	11/15/2030	1,487,538
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(e)
143,440,000	0.000	06/01/2060	4,856,878
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
4,840,000	3.500	02/15/2048	5,018,596
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
7,455,000	5.000	11/15/2044	7,642,419
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
855,000	2.625	09/15/2069	860,763
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,070,000	2.800	09/15/2069	1,034,444
New York State Dormitory Authority Columbia University RB Series 2011 A (AAA/Aaa)
12,125,000	5.000	10/01/2041	12,392,599
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (AA+/Aa1)
1,420,000	5.000	02/15/2027	1,766,508
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (AA+/Aa2)
6,235,000	5.000	02/15/2027	7,756,465
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(c)(d)
9,620,000	5.000	05/01/2022	10,085,897
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(c)(d)
5,770,000	5.000	05/01/2024	6,532,159
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
5,275,000	5.000	03/15/2026	6,526,968
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (NR/Baa1)
1,400,000	5.000	07/01/2033	1,614,508
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
100,000	3.560	07/01/2026	104,730
100,000	3.670	07/01/2027	105,145
40,000	3.760	07/01/2028	42,154
200,000	3.820	07/01/2029	210,468
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
1,070,000	5.000	07/01/2027	1,255,410
1,130,000	5.000	07/01/2028	1,341,807
1,185,000	5.000	07/01/2029	1,421,574
745,000	5.000	07/01/2030	898,045
100,000	4.000	07/01/2031	110,621

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
$540,000	5.000%	07/01/2032	$662,639
465,000	5.000	07/01/2034	565,603
1,005,000	5.000	07/01/2035	1,213,296
440,000	5.000	07/01/2036	528,964
545,000	4.000	07/01/2040	600,187
590,000	5.000	07/01/2041	695,698
2,315,000	4.000	07/01/2045	2,507,840
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
530,000	4.000	09/01/2036	588,310
500,000	4.000	09/01/2037	552,975
575,000	4.000	09/01/2038	633,765
615,000	4.000	09/01/2039	675,676
750,000	4.000	09/01/2040	821,475
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,080,000	5.000	05/01/2022	1,152,155
1,005,000	5.000	05/01/2023	1,113,801
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)(a)
5,000	5.000	03/15/2024	5,822
New York State Dormitory Authority RB Series 2020 B (AA-/Aa2)
1,100,000	3.000	04/01/2042	1,114,300
1,550,000	3.000	04/01/2048	1,554,169
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
425,000	4.900	03/15/2023	468,762
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(d)
5,350,000	0.158	07/24/2020	5,350,000
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(c)(d)(f)
1,440,000	2.875	12/03/2029	1,415,405
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AA+/Aa1)
5,000,000	5.000	03/15/2031	5,750,100
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
16,750,000	2.860	03/15/2024	17,870,910
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
11,875,000	2.980	03/15/2025	12,872,025
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
1,170,000	5.000	01/01/2029	1,278,213
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
9,545,000	5.000	01/01/2023	9,951,999
1,850,000	5.000	01/01/2027	2,024,363
7,000,000	5.000	01/01/2033	7,492,660
5,000,000	5.000	01/01/2034	5,332,450
14,460,000	4.000	01/01/2036	14,334,776

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
2,450,000	4.000	10/01/2030	2,502,724
4,255,000	5.000	10/01/2035	4,590,677
2,250,000	5.000	10/01/2040	2,395,710
6,205,000	4.375	10/01/2045	6,227,462
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (AA/A2)
1,500,000	4.000	07/01/2046	1,569,630
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/A2)
11,375,000	5.250	01/01/2050	12,215,726
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
700,000	5.000	07/01/2041	750,848
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
3,640,000	5.000	08/01/2021	3,655,288
2,390,000	5.000	08/01/2026	2,395,593
2,250,000	5.000	08/01/2031	2,243,138
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,300,000	5.250	08/01/2031	6,496,938
5,675,000	5.375	08/01/2036	5,882,478
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/A2)
2,075,000	5.000	07/01/2046	2,210,456
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
420,000	4.000	12/01/2032	501,866
505,000	4.000	12/01/2033	600,399
420,000	4.000	12/01/2034	497,784
420,000	4.000	12/01/2035	495,512
525,000	4.000	12/01/2036	616,702
425,000	4.000	12/01/2037	497,488
420,000	4.000	12/01/2038	490,010
1,260,000	3.000	12/01/2039	1,312,328
840,000	3.000	12/01/2040	872,088
1,680,000	4.000	12/01/2049	1,893,814
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
345,000	4.000	07/01/2039	346,667
4,225,000	3.000	07/01/2044	3,480,597
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (A+/Aa3)
10,000,000	5.000	10/15/2044	11,295,300
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
2,500,000	5.000	09/01/2033	3,124,100
2,000,000	5.000	09/01/2034	2,492,080

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
$2,000,000	4.000%	07/15/2045	$2,214,100
1,500,000	4.000	07/15/2050	1,649,325
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
600,000	5.000	09/01/2038	721,074
820,000	5.000	09/01/2039	982,254
805,000	4.000	09/01/2040	882,336
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
1,000,000	5.000	11/01/2023	1,087,580
1,000,000	5.000	11/01/2024	1,112,370
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	205,352

			584,418,397

North Carolina – 1.0%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(c)(d)
375,000	2.000	10/01/2024	391,159
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(c)(d)
400,000	2.000	10/01/2024	417,236
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (BBB/Baa2)(c)(d)
1,750,000	2.100	10/01/2024	1,832,267
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (AAA/Aaa)
5,250,000	5.000	03/01/2029	6,877,710
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(a)
38,115,000	5.000	04/01/2022	40,842,891
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,310,000	5.000	12/31/2037	1,407,530
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	548,090
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
5,995,000	3.000	07/01/2045	6,164,059
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	584,442
1,785,000	3.000	07/01/2027	1,759,171
1,040,000	4.000	07/01/2030	1,084,429
1,080,000	5.000	07/01/2031	1,193,162
1,110,000	5.000	07/01/2032	1,221,999
1,375,000	5.000	07/01/2033	1,504,635

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/2025	616,974
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
3,000,000	3.000	01/01/2042	3,159,060
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
4,500,000	5.000	01/01/2043	5,414,670
5,000,000	5.000	01/01/2044	6,003,650

			81,023,134

Ohio – 2.2%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,290,000	6.973	02/15/2024	2,680,124
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
1,585,000	5.000	02/15/2028	2,045,728
1,235,000	5.000	02/15/2029	1,621,666
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
6,090,000	5.000	02/15/2025	7,278,098
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
440,000	5.000	06/01/2034	569,932
690,000	4.000	06/01/2037	810,419
920,000	4.000	06/01/2038	1,075,829
895,000	4.000	06/01/2039	1,043,015
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
5,070,000	3.000	06/01/2048	4,920,993
3,835,000	4.000	06/01/2048	4,191,578
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
33,175,000	5.000	06/01/2055	35,290,570
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(e)
35,885,000	0.000	06/01/2057	5,054,043
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
275,000	5.000	11/01/2020	275,358
285,000	5.000	11/01/2021	289,882
400,000	5.000	11/01/2022	412,332
420,000	5.000	11/01/2023	438,110
City of Cleveland RB Refunding for Airport System Series 2019 A (A/A2)
12,500,000	2.592	01/01/2026	12,879,875
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A/A2)
1,000,000	5.000	01/01/2021	1,009,730
805,000	5.000	01/01/2022	843,978

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A/A2) – (continued)
$1,235,000	5.000%	01/01/2023	$1,345,421
1,365,000	5.000	01/01/2024	1,538,028
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
400,000	4.000	09/01/2040	418,032
625,000	4.000	09/01/2045	651,275
850,000	5.000	09/01/2049	896,367
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A+/A2)
5,000,000	5.000	08/01/2049	5,971,750
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
10,000,000	8.223	02/15/2040	13,988,200
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
2,865,000	5.500	02/15/2057	3,309,648
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,891,120
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
250,000	5.000	12/01/2025	256,735
325,000	5.000	12/01/2026	333,343
325,000	5.000	12/01/2027	332,738
425,000	5.000	12/01/2028	431,269
400,000	5.000	12/01/2029	401,204
680,000	5.000	12/01/2030	678,749
800,000	5.000	12/01/2031	790,968
660,000	5.000	12/01/2032	652,001
1,170,000	5.000	12/01/2033	1,154,532
1,200,000	5.000	12/01/2035	1,182,732
650,000	5.000	12/01/2037	640,568
1,630,000	5.000	12/01/2038	1,605,061
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
1,500,000	2.321	05/01/2027	1,594,320
1,500,000	2.447	05/01/2028	1,583,505
Lakewood City School District GO Refunding Bonds Series 2014 C (AA/Aa2)
3,215,000	5.000	12/01/2027	3,825,496
Miami University RB Refunding Series 2011 (AA/Aa3)
2,550,000	5.000	09/01/2036	2,653,530
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	748,363
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
925,000	2.875	02/01/2026	943,038
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,305,000	2.875	02/01/2026	2,349,948
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 A (BBB+/ Baa2)(c)(d)
2,500,000	2.400	10/01/2029	2,586,975

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 B (AMT) (BBB+/Baa2)(c)(d)
3,500,000	2.600	10/01/2029	3,601,570
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 C (AMT) (BBB+/NR)(c)(d)
8,000,000	2.100	10/01/2024	8,288,160
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
3,130,000	3.250	09/01/2029	3,216,451
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
680,000	5.000	05/01/2027	848,382
1,535,000	5.000	05/01/2028	1,946,334
1,075,000	5.000	05/01/2029	1,384,235
2,270,000	5.000	05/01/2030	2,966,209
1,260,000	5.000	05/01/2032	1,621,922
1,045,000	5.000	05/01/2034	1,329,219
695,000	4.000	05/01/2037	801,773
1,115,000	4.000	05/01/2038	1,280,711
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	1,006,391
1,795,000	5.000	12/01/2038	1,921,476
2,725,000	5.000	12/01/2048	2,864,329
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
2,800,000	3.250	11/01/2022	2,938,880
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)(h)
4,375,000	7.000	12/01/2042	4,384,494

			177,886,712

Oklahoma – 0.3%
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
4,250,000	5.000	06/01/2024	4,892,303
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
925,000	4.000	09/01/2045	1,000,785
840,000	5.000	09/01/2045	987,924
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
3,670,000	4.000	08/15/2048	4,042,725
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
2,150,000	5.000	08/15/2029	2,606,617
5,000,000	5.250	08/15/2048	5,807,450
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (AA-/Aa3)
1,400,000	4.000	01/01/2042	1,580,460
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(c)(d)
3,285,000	5.000	06/01/2025	3,311,806

			24,230,070

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Oregon – 1.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (AA+/Aa1)
$3,790,000		5.000%		06/15/2026		$4,749,742
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000		5.125		11/15/2040		254,436
120,000		5.250		11/15/2050		126,997
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
1,385,000		3.500		03/01/2029		1,309,310
1,540,000		3.750		03/01/2032		1,432,508
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
500,000		5.000		08/15/2025		603,860
300,000		5.000		08/15/2026		370,872
400,000		5.000		08/15/2027		504,444
500,000		5.000		08/15/2028		640,650
500,000		5.000		08/15/2029		651,470
600,000		5.000		08/15/2030		795,288
1,775,000		5.000		08/15/2045		2,194,752
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
4,725,000		4.000		08/15/2045		5,418,441
Multnomah County Oregon Hospital Facilities Authority RB Refunding for Adventist Health System & West Obligated Group Series 2019 (A/NR)(c)(d)
7,715,000		5.000		03/01/2025		8,922,243
Oregon State Business Development Commission RB for Intel Corp. Project Series 2019 250 (AMT) (A+/A1)(c)(d)
10,000,000		5.000		03/01/2022		10,586,300
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (AA-/Aa2)
8,895,000		5.000		07/01/2047		10,643,579
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/ NR)
270,000		5.000		10/01/2028		338,108
525,000		5.000		10/01/2029		667,296
225,000		5.000		10/01/2035		280,631
Port of Portland RB for International Airport Series 2019 25-B (AMT) (A+/NR)
2,665,000		5.000		07/01/2032		3,311,103
2,365,000		5.000		07/01/2033		2,919,876
1,000,000		5.000		07/01/2034		1,229,720
1,000,000		5.000		07/01/2035		1,224,970
Portland Oregon Community College District GO Bonds Series 2013 (AA+/Aa1)
2,050,000		5.000		06/15/2026		2,310,412
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
7,090,000		4.000		04/01/2029		8,241,983
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa1)
2,355,000		5.000		05/01/2026		2,947,094

Municipal Bonds – (continued)
Oregon – (continued)
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(f)
190,000	5.000		11/01/2034		231,492
500,000	5.000		11/01/2036		602,460
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (NR/Aa1)
4,155,000	5.000		06/15/2029		5,298,705

					78,808,742

Pennsylvania – 3.8%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
4,000,000	5.000		04/01/2030		4,958,360
18,400,000	4.000		04/01/2044		20,305,504
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
3,050,000	4.000		07/15/2035		3,513,935
3,180,000	4.000		07/15/2036		3,647,810
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
1,850,000	4.875		11/01/2024		1,760,478
1,350,000	5.125		05/01/2030		1,234,508
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(f)
2,420,000	5.000		05/01/2027		2,702,269
1,600,000	5.000		05/01/2032		1,702,192
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(f)
600,000	5.000		05/01/2023		632,322
750,000	5.000		05/01/2028		832,747
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
100,000	5.000		10/01/2031		109,545
390,000	5.000		10/01/2032		425,365
410,000	5.000		10/01/2033		445,559
Coatesville School District GO Bonds Series 2020 (NR/NR)
1,850,000	5.000		11/13/2020		1,853,718
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000		08/01/2025		1,198,330
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
540,000	5.380		06/01/2021		554,607
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
2,305,000	5.114		06/01/2021		2,362,533
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
24,905,000	4.000		06/01/2039		28,256,715
Commonwealth of Pennsylvania COPS Series 2018 A (A/A2)
1,250,000	4.000		07/01/2046		1,400,713

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
$3,925,000	5.000%	08/15/2025	$4,795,173
Delaware County Authority RB for Villanova University Series 2015 (AA-/A1)
4,945,000	5.000	08/01/2045	5,596,504
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (BBB-/Ba1)
1,090,000	3.950	07/01/2024	1,102,862
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	802,320
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(g)
15,800,000	(3 Mo. LIBOR + 0.77%), 0.938	05/01/2037	14,106,082
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
725,000	4.000	06/01/2044	823,513
1,300,000	5.000	06/01/2044	1,589,835
3,325,000	4.000	06/01/2049	3,749,303
2,350,000	5.000	06/01/2049	2,853,535
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (BB+/NR)
900,000	5.000	07/01/2022	925,416
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
900,000	5.000	03/01/2040	928,647
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
295,000	4.000	06/01/2021	302,171
500,000	4.000	06/01/2022	530,335
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
850,000	4.000	09/01/2037	938,663
850,000	4.000	09/01/2038	935,620
850,000	4.000	09/01/2039	932,748
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
600,000	4.000	11/15/2043	657,240
North Penn Water Authority RB Refunding Series 2019 (NR/Aa3)(g)
640,000	(SIFMA Municipal Swap Index Yield + 0.16%), 0.270	11/01/2020	639,866
1,400,000	(SIFMA Municipal Swap Index Yield + 0.26%), 0.370	11/01/2021	1,396,682
1,600,000	(SIFMA Municipal Swap Index Yield + 0.46%), 0.570	11/01/2023	1,590,304
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,000,000	5.000	11/01/2039	1,036,900

Municipal Bonds – (continued)
Pennsylvania – (continued)
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
230,000	5.000	05/01/2021	233,450
155,000	5.000	05/01/2022	161,236
50,000	5.000	05/01/2023	53,188
100,000	5.000	05/01/2024	108,198
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/2023	2,507,625
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	5.250	06/01/2026	1,731,328
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(c)(d)
6,460,000	2.800	12/01/2021	6,645,983
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (BBB/NR)
750,000	5.000	06/30/2042	837,120
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A+/A1)
8,250,000	3.000	04/01/2039	8,930,873
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A/A2)
350,000	4.000	03/01/2037	400,341
675,000	5.000	03/01/2038	827,091
500,000	5.000	03/01/2039	610,855
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(g)
1,255,000	(3 Mo. LIBOR + 0.60%), 0.798	07/01/2027	1,232,749
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
2,500,000	4.000	05/01/2040	2,878,350
4,120,000	5.000	05/01/2046	5,077,776
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (AA/Aa3)
4,000,000	5.000	09/15/2025	4,911,480
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (A+/Aa3)
6,675,000	5.000	08/15/2023	7,580,330
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,000,000	2.412	12/01/2027	1,037,800
Pennsylvania Turnpike Commission RB Series 2013 C (A+/A1)(a)
1,720,000	5.500	12/01/2023	2,007,360
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
30,675,000	5.250	12/01/2044	38,730,562
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(g)
6,050,000	(SIFMA Municipal Swap Index Yield + 0.70%), 0.810	12/01/2023	6,083,396

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2019 A (A-/A3)
$4,250,000	5.000%	12/01/2036	$5,291,420
4,250,000	5.000	12/01/2038	5,256,485
21,160,000	5.000	12/01/2044	25,739,870
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A-/A3)
3,500,000	5.500	12/01/2042	4,213,860
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
10,000,000	5.250	06/01/2047	11,824,600
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	360,850
1,000,000	5.000	06/15/2039	1,043,780
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
450,000	5.000	08/01/2030	536,809
290,000	5.000	08/01/2040	333,567
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
1,760,000	5.625	07/01/2042	1,856,290
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,500,000	5.000	07/01/2028	5,270,130
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(c)
2,500,000	(1 Mo. LIBOR + 0.64%), 0.765	12/01/2020	2,500,000
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
850,000	5.000	09/01/2034	1,098,514
1,755,000	5.000	09/01/2035	2,258,492
1,700,000	5.000	09/01/2036	2,178,312
1,700,000	5.000	09/01/2037	2,170,798
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (AA/NR)
2,125,000	4.000	09/01/2034	2,516,893
425,000	4.000	09/01/2035	501,194
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
180,000	5.000	11/15/2021	180,261
450,000	5.000	11/15/2028	437,976
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM) (ST AID WITHHLDG) (AA/A2)
2,525,000	5.000	06/01/2031	3,057,119
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,156,287
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
130,000	4.000	10/01/2020	130,000
375,000	4.000	10/01/2021	376,200
200,000	4.000	10/01/2023	201,122

Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR) – (continued)
750,000	4.000	10/01/2029	737,753
425,000	5.000	10/01/2039	424,868
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BBB+/NR)
530,000	5.000	02/01/2025	582,920
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B (BBB+/NR)(c)(d)
6,385,000	5.000	02/01/2025	6,924,979

			305,879,369

Puerto Rico – 4.9%
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 1999 (NR/WR)*
125,000	5.250	07/01/2018	89,844
Commonwealth of Puerto Rico GO Bonds Public Improvement Series 2006 B (NR/WR)*
390,000	5.250	07/01/2016	281,287
500,000	5.250	07/01/2017	360,625
Commonwealth of Puerto Rico GO Refunding Bonds for Public Improvement Series 2009 B (NR/Ca)*
2,000,000	6.000	07/01/2039	1,440,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
2,040,000	6.125	07/01/2024	2,149,650
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
515,000	4.250	07/01/2025	514,356
1,000,000	5.000	07/01/2033	1,015,000
6,100,000	5.125	07/01/2037	6,191,500
1,060,000	5.750	07/01/2037	1,087,825
18,900,000	5.250	07/01/2042	19,183,500
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
65,795,000	8.000	07/01/2035	41,779,825
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)*
3,955,000	5.000	07/01/2041	2,491,650
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
2,450,000	6.000	07/01/2027	2,513,749
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
930,000	5.250	07/01/2041	1,032,216
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
6,500,000	5.250	07/01/2038	6,779,500
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
3,425,000	5.250	07/01/2033	3,785,173
165,000	5.250	07/01/2034	182,681
4,475,000	5.250	07/01/2036	4,938,342
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
40,000	5.500	07/01/2031	45,098

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(e)
$520,000	0.000%	07/01/2028	$369,044
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,085,000	5.500	07/01/2023	1,153,832
545,000	5.500	07/01/2024	586,796
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(g)
21,915,000	(3 Mo. LIBOR + 0.52%), 0.718	07/01/2029	19,312,594
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
350,000	5.250	07/01/2029	360,846
215,000	5.250	07/01/2030	221,549
1,150,000	5.250	07/01/2032	1,185,294
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
1,000,000	5.250	07/01/2019	706,250
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
8,215,000	6.750	07/01/2036	5,945,606
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
590,915	10.000	01/01/2021	462,391
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
590,915	10.000	07/01/2021	462,391
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
196,972	10.000	01/01/2022	154,131
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
196,972	10.000	07/01/2022	154,131
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
60,000	5.250	07/01/2041	66,595
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
7,175,000	5.250	07/01/2035	7,353,227
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
600,000	5.250	07/01/2032	663,402
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
90,000	5.500	07/01/2029	100,637
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
165,000	5.500	07/01/2031	186,031
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,165,000	5.500	07/01/2029	2,420,881
2,230,000	5.250	07/01/2034	2,468,967
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (FGIC) (AA/A3)
180,000	5.250	07/01/2039	199,640

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
295,000	5.500	07/01/2026	327,730
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
2,705,000	5.250	07/01/2030	2,893,593
2,970,000	5.250	07/01/2031	3,161,862
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
355,000	5.250	07/01/2034	393,042
23,140,000	5.250	07/01/2036	25,521,106
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,240,000	5.250	07/01/2032	1,278,056
1,760,000	5.250	07/01/2033	1,812,888
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
5,265,000	4.750	07/01/2038	5,299,433
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC) (NR/C)
160,000	5.500	07/01/2026	174,728
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(e)
1,750,000	0.000	07/01/2037	819,752
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(d)
3,240,000	10.000	07/01/2035	3,439,616
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(e)
476,000	0.000	07/01/2024	439,500
16,610,000	0.000	07/01/2027	14,099,897
3,658,000	0.000	07/01/2029	2,878,553
25,338,000	0.000	07/01/2031	18,496,233
16,923,000	0.000	07/01/2033	11,326,395
12,009,000	0.000	07/01/2046	3,390,261
31,842,000	0.000	07/01/2051	6,507,550
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
75,394,000	4.329	07/01/2040	76,839,303
143,000	4.536	07/01/2053	146,708
7,274,000	4.784	07/01/2058	7,585,691
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	20,123,942
1,555,000	4.550	07/01/2040	1,607,512
10,419,000	4.750	07/01/2053	10,835,864
37,352,000	5.000	07/01/2058	39,484,426

			399,279,697

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM) (MUN GOVT GTD) (AA/Aa3)
500,000	5.000	05/15/2024	578,985

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – 0.5%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
$1,385,000	4.000%	05/01/2025	$1,597,625
1,570,000	4.000	05/01/2026	1,801,245
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (AA/Aa1)
2,495,000	5.000	02/01/2031	3,241,479
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (AA/Aa1)
4,530,000	5.000	03/01/2031	5,630,065
1,615,000	4.000	03/01/2032	1,898,013
South Carolina Ports Authority RB Series 2018 (AMT) (A+/A1)
3,750,000	5.000	07/01/2037	4,544,850
South Carolina Public Service Authority RB Series 2016 D (A/A2)
5,505,000	2.388	12/01/2023	5,776,672
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
875,000	3.056	12/01/2023	936,399
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(c)
12,505,000	(1 Mo. LIBOR + 0.45%), 0.554	10/01/2022	12,440,599
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
500,000	5.000	04/15/2032	642,705
500,000	5.000	04/15/2033	638,580
500,000	5.000	04/15/2034	635,995
450,000	5.000	04/15/2035	570,222
425,000	4.000	04/15/2036	494,900
550,000	4.000	04/15/2037	637,835
525,000	4.000	04/15/2038	606,690
700,000	4.000	04/15/2039	806,869
750,000	4.000	04/15/2040	861,067

			43,761,810

South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
630,000	5.000	01/01/2024	720,518
1,075,000	5.000	01/01/2025	1,270,919
730,000	5.000	01/01/2026	888,461
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(c)(d)
3,525,000	5.000	07/01/2024	3,920,188

			6,800,086

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,115,000	5.000	08/01/2035	1,373,568
500,000	4.000	08/01/2036	569,040
City of Johnson GO Refunding Bonds Series 2019 B (NR/Aa2)
1,225,000	4.000	06/01/2037	1,453,744

Municipal Bonds – (continued)
Tennessee – (continued)
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
6,020,000	5.000	07/01/2034	6,483,540
1,800,000	4.000	07/01/2040	1,990,044
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
400,000	5.000	07/01/2040	463,360
700,000	5.000	07/01/2046	802,865
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
90,000	3.000	10/01/2024	90,721
Metropolitan Government Nashville & Davidson County Industrial Development Board RB for Waste Management, Inc. Series 2001 (A-/NR)(c)(d)
3,000,000	2.850	08/02/2021	3,057,540
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	677,651
Tennergy Corporation Tenn Gas Supply RB Series 2019 A (AA/Aa2)(c)(d)
11,325,000	5.000	10/01/2024	13,208,008

			30,170,081

Texas – 7.9%
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BBB-/NR)
1,355,000	5.000	01/01/2029	1,382,845
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
250,000	5.000	01/01/2040	288,075
435,000	5.000	01/01/2046	497,675
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A-/Baa1)
530,000	5.000	01/01/2026	645,047
595,000	5.000	01/01/2027	738,948
620,000	5.000	01/01/2028	782,763
650,000	5.000	01/01/2029	830,707
690,000	5.000	01/01/2030	893,985
1,010,000	5.000	01/01/2032	1,288,982
1,115,000	5.000	01/01/2034	1,415,303
585,000	5.000	01/01/2035	741,885
610,000	5.000	01/01/2036	770,131
645,000	5.000	01/01/2037	809,681
675,000	5.000	01/01/2038	845,741
1,420,000	5.000	01/01/2039	1,773,452
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	272,795
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,700,000	5.000	11/15/2032	2,129,386
2,000,000	5.000	11/15/2033	2,488,940

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A/A1)
$1,510,000	5.000%	11/15/2022	$1,646,881
1,950,000	5.000	11/15/2023	2,205,450
4,845,000	5.000	11/15/2024	5,660,656
1,150,000	5.000	11/15/2025	1,381,277
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
1,225,000	4.000	11/01/2023	1,254,228
1,975,000	4.500	11/01/2024	2,019,596
2,815,000	4.000	11/01/2028	2,946,066
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
265,000	2.500	09/01/2025	265,156
140,000	3.125	09/01/2030	140,191
355,000	4.000	09/01/2040	366,743
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
250,000	4.200	09/01/2027	274,153
575,000	4.800	09/01/2037	625,617
650,000	5.250	09/01/2046	713,102
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
110,000	4.375	09/01/2023	113,997
300,000	5.375	09/01/2038	346,197
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
199,000	4.625	09/01/2023	207,290
370,000	5.000	09/01/2028	417,923
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
170,000	3.125	08/15/2024	172,977
340,000	3.500	08/15/2029	358,061
1,905,000	4.000	08/15/2039	2,001,259
1,825,000	4.250	08/15/2049	1,919,261
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
150,000	4.000	08/15/2025	168,759
155,000	4.000	08/15/2026	176,661
160,000	4.000	08/15/2027	184,546
165,000	4.000	08/15/2028	191,557
170,000	4.000	08/15/2029	198,676
925,000	3.000	08/15/2034	971,786
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (AA+/Aa1)
8,245,000	5.000	02/15/2024	9,561,726
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
425,000	4.125	09/01/2027	454,189
1,350,000	4.625	09/01/2037	1,473,282

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
125,000	3.250	09/01/2022	126,944
570,000	4.500	09/01/2027	626,407
1,800,000	4.500	09/01/2037	1,950,498
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
425,000	4.000	09/01/2024	469,162
440,000	4.000	09/01/2025	492,994
460,000	4.000	09/01/2026	520,973
480,000	4.000	09/01/2027	548,875
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	153,275
290,000	3.625	09/01/2029	307,014
785,000	4.125	09/01/2039	832,147
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
1,110,000	3.000	10/01/2025	1,127,183
645,000	3.000	10/01/2030	646,367
440,000	3.250	10/01/2033	441,122
City of Houston GO Bonds Refunding Series 2019 A (AA/Aa3)
13,745,000	5.000	03/01/2029	18,195,494
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(a)
4,800,000	5.000	07/01/2022	5,182,272
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (A/NR)(a)
23,250,000	5.000	07/01/2022	25,165,567
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
130,000	5.000	08/15/2024	137,151
130,000	5.000	08/15/2025	138,187
150,000	5.000	08/15/2026	160,251
100,000	5.000	08/15/2027	106,941
125,000	5.000	08/15/2028	133,125
150,000	5.000	08/15/2029	159,348
200,000	5.000	08/15/2030	210,998
280,000	5.000	08/15/2032	291,362
300,000	5.000	08/15/2034	309,873
175,000	5.000	08/15/2035	179,785
250,000	5.000	08/15/2036	255,778
250,000	5.000	08/15/2037	254,745
300,000	5.000	08/15/2038	304,758
300,000	5.000	08/15/2039	303,876
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
785,000	3.875	09/01/2024	810,191
1,180,000	4.750	09/01/2044	1,277,314
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	455,341
1,000,000	4.875	09/01/2044	1,091,900

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
$620,000	2.750%	09/01/2025	$625,400
430,000	3.125	09/01/2030	434,756
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
175,000	3.500	09/15/2024	180,217
250,000	3.750	09/15/2029	268,455
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
205,000	4.375	09/15/2029	221,109
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/2025	1,520,460
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)(h)
600,000	2.500	09/01/2025	600,486
330,000	3.125	09/01/2030	330,690
845,000	4.000	09/01/2040	872,910
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
245,000	3.750	09/15/2025	252,512
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
200,000	3.500	09/15/2024	206,080
280,000	3.750	09/15/2029	302,215
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	207,370
400,000	5.250	09/15/2029	431,192
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
530,000	4.250	09/15/2024	546,695
490,000	5.125	09/15/2024	504,960
795,000	4.500	09/15/2029	863,863
775,000	5.375	09/15/2029	838,891
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
375,000	4.500	09/01/2025	384,821
200,000	4.875	09/01/2025	205,826
465,000	4.875	09/01/2030	488,864
265,000	5.250	09/01/2030	280,057
475,000	5.250	09/01/2040	497,439
310,000	5.625	09/01/2040	324,741
845,000	4.125	09/01/2049	905,316
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
100,000	3.125	09/01/2024	102,520
145,000	3.500	09/01/2029	156,638
380,000	4.000	09/01/2039	412,684

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	271,708
1,610,000	4.500	09/01/2048	1,707,147
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
151,000	3.500	09/01/2024	155,115
326,000	3.750	09/01/2029	348,722
862,000	4.250	09/01/2039	920,771
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	184,111
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
280,000	4.000	09/01/2024	289,859
415,000	4.250	09/01/2029	453,010
655,000	4.875	09/01/2039	725,019
1,000,000	5.000	09/01/2049	1,097,910
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	189,845
365,000	4.000	09/01/2029	384,838
580,000	5.000	09/01/2029	617,526
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	316,303
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	229,475
210,000	4.375	09/15/2030	213,060
500,000	4.125	09/15/2040	509,055
400,000	4.875	09/15/2040	406,348
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
250,000	3.750	09/15/2024	257,900
370,000	4.125	09/15/2029	403,485
1,050,000	4.625	09/15/2039	1,133,066
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(c)(d)
30,610,000	1.750	12/01/2024	31,879,091
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(c)(d)
2,800,000	2.750	12/01/2022	2,936,948
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(c)(d)
26,495,000	1.750	12/01/2024	27,794,050
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (AA/Aa1)
1,505,000	4.000	02/01/2028	1,860,872
2,000,000	4.000	02/01/2029	2,508,600
2,000,000	4.000	02/01/2030	2,532,780
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
470,000	4.375	09/01/2025	478,465
600,000	4.875	09/01/2030	622,152
735,000	5.375	09/01/2040	761,717

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
$445,000		5.000%		04/01/2025		$533,916
400,000		5.000		04/01/2026		494,208
550,000		5.000		04/01/2027		695,508
635,000		5.000		04/01/2028		819,163
465,000		5.000		04/01/2029		611,349
365,000		5.000		04/01/2030		489,669
700,000		4.000		04/01/2031		863,534
575,000		4.000		04/01/2035		686,740
1,345,000		4.000		04/01/2037		1,587,113
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (AAA/NR)
4,370,000		4.000		08/15/2036		5,044,160
3,875,000		4.000		08/15/2037		4,462,760
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (NR/Aaa)
1,970,000		5.000		02/01/2025		2,361,557
2,095,000		5.000		02/01/2026		2,593,799
Dallas Area Rapid Transit RB Refunding Series 2016 A (AA+/Aa2)
8,325,000		5.000		12/01/2048		9,932,058
Dallas-Fort Worth International Airport Joint Improvement RB Series 2012 D (AMT) (A/A1)(a)
21,430,000		5.000		11/01/2021		22,513,286
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (A/NR)
1,700,000		5.000		11/01/2022		1,849,855
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A/NR)
2,500,000		5.250		11/01/2030		2,799,550
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(c)(d)
4,000,000		2.000		08/01/2024		4,228,120
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000		3.750		08/15/2024		125,341
235,000		4.000		08/15/2029		234,643
775,000		4.500		08/15/2035		765,041
575,000		5.000		08/15/2044		576,449
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000		5.000		09/01/2027		414,663
225,000		5.000		09/01/2032		230,537
330,000		5.125		09/01/2037		333,640
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (AA+/NR)
18,225,000		5.000		10/01/2037		22,878,571
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
2,950,000		0.000		10/01/2046		3,339,370
4,075,000		0.000		10/01/2047		4,618,116
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
400,000		4.000		09/01/2026		461,060

Municipal Bonds – (continued)
Texas – (continued)
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR) – (continued)
470,000	5.000		09/01/2027		577,489
500,000	5.000		09/01/2028		620,310
745,000	5.000		09/01/2029		937,299
465,000	4.000		09/01/2031		546,384
415,000	4.000		09/01/2033		479,325
650,000	4.000		09/01/2034		748,332
580,000	4.000		09/01/2036		663,062
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(c)(d)
8,000,000	5.000		12/01/2024		9,442,400
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
4,700,000	5.000		12/01/2024		5,530,631
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(c)(d)
6,500,000	5.000		12/01/2026		8,133,320
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(g)
6,770,000	(SIFMA Municipal Swap Index Yield + 0.95%), 1.060		06/01/2023		6,814,614
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
1,400,000	5.000		05/15/2030		1,787,352
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(g)
19,920,000	(3 Mo. LIBOR + 0.67%), 0.858		08/15/2035		18,330,185
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
745,000	4.000		09/01/2029		786,012
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
95,000	3.000		09/01/2024		101,895
100,000	3.500		09/01/2025		110,281
100,000	3.500		09/01/2026		110,924
105,000	3.500		09/01/2027		116,162
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
2,495,000	5.000		07/15/2028		2,576,060
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
830,000	5.000		07/01/2027		861,922
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
2,480,000	5.000		07/15/2027		2,575,282
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
2,600,000	5.000		07/15/2027		2,699,892

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A/A1)
$360,000	5.000%	07/01/2031	$450,097
325,000	5.000	07/01/2032	403,361
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A/A1)
2,000,000	5.000	07/01/2029	2,543,480
2,175,000	5.000	07/01/2030	2,739,173
2,185,000	5.000	07/01/2031	2,731,840
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)
3,425,000	4.000	02/15/2042	3,926,899
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,457,954
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(a)(e)
33,515,000	0.000	08/15/2024	11,849,183
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
2,000,000	5.000	05/15/2030	2,617,260
1,520,000	5.000	05/15/2031	1,974,571
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxon Capital Ventures, Inc. Series 2012 (AA/Aa1)(c)(d)
10,600,000	0.090	10/01/2020	10,600,000
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (AAA/Aaa)
1,250,000	4.000	02/15/2040	1,465,512
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (A-/Baa2)
6,350,000	2.600	11/01/2029	6,729,603
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(f)
5,575,000	4.625	10/01/2031	5,896,176
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,370,000	5.000	09/15/2032	1,534,112
710,000	5.000	09/15/2033	791,849
750,000	5.000	09/15/2034	834,705
790,000	5.000	09/15/2035	876,592
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(f)
335,000	4.000	08/15/2029	352,668
610,000	5.000	08/15/2039	650,449
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
765,000	5.000	04/01/2027	755,713
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (B-/NR)
1,000,000	5.000	04/01/2039	897,410

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
645,000	4.000	04/01/2022	638,453
320,000	4.000	04/01/2023	314,189
275,000	4.000	04/01/2024	267,476
365,000	4.000	04/01/2025	350,177
375,000	4.000	04/01/2026	355,440
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(a)
250,000	5.000	04/01/2025	299,228
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(a)(b)
1,000,000	0.000	09/01/2031	1,367,050
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A+/A1)
2,750,000	5.000	01/01/2038	3,368,118
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
2,000,000	5.000	01/01/2032	2,417,080
1,500,000	5.000	01/01/2048	1,747,755
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)(a)
1,000,000	5.500	09/01/2021	1,048,840
1,000,000	6.000	09/01/2021	1,053,210
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
550,000	5.000	01/01/2022	582,224
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A+/A1)
6,000,000	6.500	01/01/2043	7,239,960
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(c)(d)
3,280,000	1.500	08/15/2024	3,402,016
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	3,433,669
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,663,137
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (AAA/Aaa)
4,630,000	4.000	08/01/2032	5,705,734
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
250,000	3.250	09/15/2024	254,137
355,000	3.625	09/15/2029	373,510
1,250,000	4.125	09/15/2039	1,308,963
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
285,000	5.000	09/01/2027	349,969
335,000	5.000	09/01/2029	421,470

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR) – (continued)
$395,000	4.000%	09/01/2032	$458,978
395,000	4.000	09/01/2034	453,247
615,000	4.000	09/01/2036	699,581
1,040,000	2.625	09/01/2038	1,020,302
1,230,000	2.750	09/01/2039	1,219,164
1,200,000	2.750	09/01/2040	1,182,024
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (AAA/Aaa)
3,005,000	4.000	08/01/2025	3,522,762
5,905,000	5.000	08/01/2026	7,384,557
4,590,000	5.000	08/01/2027	5,866,846
5,010,000	5.000	08/01/2028	6,519,162
6,835,000	5.000	08/01/2029	8,926,852
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
2,100,000	5.000	05/15/2021	2,130,450
2,730,000	5.000	05/15/2022	2,829,208
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A+/A1)
13,655,000	5.000	07/01/2036	16,906,256
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(g)
5,665,000	(3 Mo. LIBOR + 0.70%), 0.868	12/15/2026	5,622,739
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/A2)
4,750,000	6.250	12/15/2026	5,602,388
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(g)
2,795,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.660	09/15/2027	2,788,432
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
7,200,000	5.000	12/31/2030	9,127,080
10,000,000	5.000	12/31/2031	12,596,800
3,040,000	5.000	12/31/2032	3,800,487
4,000,000	5.000	12/31/2033	4,980,960
5,000,000	5.000	12/31/2034	6,201,600
4,000,000	5.000	12/31/2035	4,939,200
4,030,000	5.000	12/31/2036	4,959,358
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
9,840,000	5.000	12/31/2055	10,473,302
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
7,215,000	5.000	06/30/2058	8,269,544
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
1,380,000	5.000	08/15/2042	1,538,797

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
135,000	4.750	09/01/2023	140,921
360,000	5.250	09/01/2028	410,670
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	283,558
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(e)
500,000	0.000	08/15/2026	477,980
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
8,500,000	3.250	02/15/2041	8,949,565
University of Texas System Revenue Financing System RB Refunding Series 2017 C (AAA/Aaa)
5,865,000	5.000	08/15/2026	7,403,917
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
315,000	2.375	12/01/2025	314,068
308,000	2.875	12/01/2030	307,997
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
342,000	4.000	12/01/2023	352,951
520,000	4.250	12/01/2029	544,877
1,159,000	4.625	12/01/2035	1,210,483
1,604,000	5.000	12/01/2045	1,676,372

			640,763,693

Utah – 0.8%
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (AAA/Aaa)
1,625,000	5.000	06/15/2022	1,758,981
2,175,000	5.000	06/15/2023	2,457,598
2,355,000	5.000	06/15/2024	2,769,150
2,400,000	5.000	06/15/2025	2,926,824
2,750,000	5.000	06/15/2027	3,555,668
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	3,802,537
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A+/A2)
18,635,000	5.000	07/01/2037	22,216,647
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
2,650,000	5.000	07/01/2047	3,038,808
Salt Lake City RB for International Airport Series 2018 A (AMT) (A+/A2)
5,000,000	5.000	07/01/2029	6,208,800
5,500,000	5.000	07/01/2030	6,777,045
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (AA/NR)
700,000	5.000	04/15/2039	852,075
625,000	5.000	04/15/2044	750,850
1,150,000	5.000	04/15/2049	1,371,755

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (AA/Aa2)
$3,065,000	4.000%	06/15/2034	$3,410,395

			61,897,133

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	778,093
585,000	5.000	05/01/2026	613,981

			1,392,074

Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
350,000	5.000	10/01/2020	350,000
1,410,000	5.000	10/01/2029	1,394,194
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
700,000	5.000	10/01/2032	685,153
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
4,700,000	5.000	10/01/2039	4,245,275
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (AA/A2)(f)
5,000,000	5.000	10/01/2034	5,600,300

			12,274,922

Virginia – 1.6%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
19,500,000	5.000	11/01/2023	21,872,175
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,700,000	1.900	06/01/2023	1,762,934
County of Arlington GO Bonds for Public Improvement Series 2019 (AAA/Aaa)
6,990,000	5.000	06/15/2030	9,443,140
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (BBB+/NR)
1,250,000	4.000	10/01/2042	1,279,462
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
3,000,000	5.000	01/01/2040	3,175,320
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(c)(d)
1,000,000	1.900	06/01/2023	1,033,700
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(c)(d)
1,850,000	1.800	04/01/2022	1,887,222
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(c)(d)
2,250,000	1.700	10/01/2022	2,272,455

Municipal Bonds – (continued)
Virginia – (continued)
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
305,000	5.000	04/01/2026	347,740
305,000	5.000	04/01/2027	352,214
350,000	5.000	04/01/2028	408,219
405,000	5.000	04/01/2029	475,353
305,000	5.000	04/01/2030	359,601
650,000	5.000	04/01/2031	759,174
265,000	5.000	04/01/2032	306,973
570,000	5.000	04/01/2033	655,585
345,000	5.000	04/01/2034	394,580
775,000	5.000	04/01/2035	883,143
375,000	5.000	04/01/2036	425,096
905,000	5.000	04/01/2037	1,021,863
410,000	4.000	04/01/2039	420,324
265,000	4.000	04/01/2040	271,042
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
9,355,000	6.706	06/01/2046	9,655,576
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(e)
122,865,000	0.000	06/01/2047	24,370,273
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(e)
13,500,000	0.000	06/01/2047	2,550,825
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
760,000	4.000	05/15/2037	795,857
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,345,000	1.400	12/01/2023	4,350,475
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A/WR)(a)
4,750,000	5.000	07/01/2025	5,749,020
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
2,580,000	5.000	12/31/2047	2,901,391
2,835,000	5.000	12/31/2056	3,171,401
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
4,950,000	5.000	12/31/2049	5,543,703
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
17,500,000	5.000	01/01/2040	18,059,300
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
1,265,000	5.000	01/01/2044	1,303,013
355,000	5.000	07/01/2049	365,214
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (BBB-/NR)
750,000	5.500	01/01/2042	785,152
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(c)(d)(f)
300,000	5.000	07/01/2038	305,367

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(c)(d)
$3,200,000	1.900%	06/01/2023	$3,316,352

			133,030,234

Washington – 1.7%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (AAA/Aaa)
5,000,000	5.000	06/01/2026	6,071,150
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (AA/Aa2)
3,340,000	4.000	01/01/2033	3,966,751
6,715,000	4.000	01/01/2034	7,928,468
11,655,000	4.000	01/01/2043	13,354,182
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (AA+/Aa1)
13,715,000	4.000	05/01/2044	14,890,376
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (AA+/Aa1)
6,555,000	4.000	07/01/2035	7,656,437
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(c)(d)
5,900,000	2.600	12/01/2021	5,947,672
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
3,710,000	5.000	04/01/2030	3,809,317
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
9,295,000	5.000	04/01/2038	11,220,645
Port of Seattle Wash RB Refunding Series 2011 B (AMT) (AA-/Aa2)
2,485,000	5.000	09/01/2022	2,578,436
State of Washington GO Bonds Various Purpose Series 2014 D (AA+/Aaa)
15,055,000	5.000	02/01/2026	17,422,248
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/2029	2,689,125
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
985,000	5.000	08/01/2036	1,208,280
1,715,000	5.000	08/01/2037	2,096,450
1,715,000	5.000	08/01/2038	2,089,813
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
1,300,000	5.000	08/01/2035	1,601,470
2,930,000	5.000	08/01/2036	3,594,172
1,000,000	5.000	08/01/2039	1,214,910
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(c)(d)
5,400,000	5.000	08/01/2024	6,093,252
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(c)(d)
1,265,000	5.000	08/01/2025	1,469,803

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (BBB+/Baa1)(c)(d)
4,310,000	5.000	08/01/2026	5,137,003
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,000,000	4.000	05/01/2045	1,098,470
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/A1)
320,000	5.000	07/01/2029	378,214
6,825,000	5.000	07/01/2048	7,614,721
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(f)
745,000	5.000	01/01/2034	806,716
1,400,000	5.000	01/01/2039	1,493,170
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (AA+/Aaa)(e)
6,855,000	0.000	06/01/2028	6,302,076

			139,733,327

West Virginia – 0.6%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
770,000	3.000	03/01/2035	723,915
2,165,000	3.000	03/01/2037	1,993,857
2,175,000	3.250	03/01/2041	1,993,975
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
6,145,000	5.000	06/01/2035	7,991,695
State of West Virginia GO Bonds Series 2018 B (AA-/Aa2)
8,740,000	5.000	06/01/2035	11,144,199
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (BB-/B1)(c)(d)
1,575,000	5.000	07/01/2025	1,622,219
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
770,000	5.000	01/01/2033	940,201
910,000	5.000	01/01/2034	1,104,885
1,095,000	5.000	01/01/2035	1,323,822
2,330,000	5.000	01/01/2036	2,801,639
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
2,325,000	5.000	09/01/2029	2,850,125
2,645,000	5.000	09/01/2030	3,221,742
2,100,000	5.000	09/01/2031	2,543,121
1,700,000	5.000	09/01/2032	2,044,488
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
10,125,000	1.549	10/01/2025	10,307,250

			52,607,133

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – 1.0%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
$1,000,000	4.300%	11/01/2030	$1,092,110
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (A-/NR)
2,000,000	5.000	11/15/2041	2,362,880
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
220,000	4.000	07/01/2026	252,828
220,000	4.000	07/01/2027	256,588
220,000	4.000	07/01/2028	258,478
220,000	4.000	07/01/2029	256,736
265,000	4.000	07/01/2030	303,510
355,000	4.000	07/01/2031	404,405
420,000	4.000	07/01/2032	473,924
175,000	4.000	07/01/2033	196,455
130,000	4.000	07/01/2034	145,111
155,000	4.000	07/01/2035	172,400
220,000	4.000	07/01/2036	243,747
220,000	4.000	07/01/2037	242,957
265,000	4.000	07/01/2038	291,802
265,000	4.000	07/01/2039	290,999
265,000	4.000	07/01/2040	290,239
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(f)
470,000	4.000	06/15/2030	487,212
815,000	5.000	06/15/2040	876,565
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,675,740
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	12,172
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	25,866
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
500,000	5.200	12/01/2037	558,540
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(f)
425,000	3.000	04/01/2025	421,464
500,000	5.000	04/01/2030	548,240
510,000	5.000	04/01/2040	546,638
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,167,693
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
790,000	5.000	01/01/2026	948,411
635,000	5.000	01/01/2028	789,737
750,000	5.000	01/01/2029	947,182
1,000,000	5.000	01/01/2030	1,283,720
1,400,000	5.000	01/01/2032	1,774,402
950,000	5.000	01/01/2033	1,195,870
900,000	5.000	01/01/2036	1,118,988

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3) – (continued)
500,000	5.000	01/01/2037	619,075
1,400,000	5.000	01/01/2039	1,721,958
500,000	5.000	01/01/2040	613,110
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	399,974
710,000	5.000	06/01/2039	735,574
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,000,000	4.000	01/01/2030	1,043,990
8,955,000	4.000	01/01/2046	8,516,653
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
580,000	4.000	09/01/2029	569,316
770,000	5.000	09/01/2039	782,705
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (AA/NR)(h)
5,000,000	3.090	06/01/2050	4,955,200
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(f)
2,770,000	6.125	10/01/2049	2,562,305
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (A-/NR)
2,000,000	2.875	05/01/2027	2,132,300
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
425,000	5.000	11/15/2044	461,010
570,000	5.000	11/15/2049	615,435
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB+/NR)
6,000,000	5.250	07/01/2028	6,278,940
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(e)
13,850,000	0.000	12/15/2027	10,458,274
Public Finance Authority Waste Management Inc. Project RB Refunding Series 2016 A-3 (AMT) (A-/NR)(c)(d)
10,000,000	2.000	06/01/2021	10,092,600
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
350,000	4.000	03/15/2030	387,545
345,000	4.000	03/15/2040	369,940
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,185,000	3.000	02/01/2042	1,162,710
390,000	4.000	02/01/2045	410,362
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (BBB-/NR)
275,000	4.000	09/15/2021	279,012
225,000	4.000	09/15/2022	231,347
250,000	4.000	09/15/2023	260,100
365,000	4.000	09/15/2024	378,903

			77,951,947

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
$22,700,000	3.625%	07/15/2039	$24,476,502

TOTAL MUNICIPAL BONDS
(Cost $7,661,271,542)			$7,998,849,899

Corporate Bonds – 0.2%
Consumer Services – 0.1%
Howard University Series 2020
$1,250,000	2.516%	10/01/2025	$1,327,643
1,840,000	2.657	10/01/2026	1,983,438
1,500,000	2.757	10/01/2027	1,608,040
1,545,000	2.845	10/01/2028	1,605,564

			6,524,685

Health Care Equipment & Services – 0.1%
CommonSpirit Health
470,000	4.350	11/01/2042	510,998
Prime Healthcare Foundation, Inc. Series B
4,975,000	7.000	12/01/2027	5,871,698

			6,382,696

Real Estate(i) – 0.0%
Benloch Ranch Improvement Association No. 1 Series 2020
5,825,000	9.750	12/01/2039	5,850,513

TOTAL CORPORATE BONDS
(Cost $17,289,116)			$18,757,894

TOTAL INVESTMENTS – 98.6%
(Cost $7,678,560,658)			$8,017,607,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			111,862,332

NET ASSETS – 100.0%			$8,129,470,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Zero coupon bond until next reset date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GARB	—General Airport Revenue Bond
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FD	—School Bond Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.411%	Bank of America NA	03/20/2023	USD	1,000	$14,719	$(12,235)	$26,954
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.411	JPMorgan Chase Bank NA	03/20/2023		1,000	14,719	(12,235)	26,954

TOTAL							$29,438	$(24,470)	$53,908

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.2%
Alabama – 1.9%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%	07/01/2045	$5,697,463
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000	07/01/2028	2,872,339
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
17,275,000	5.750	10/01/2049	15,556,829
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
2,625,000	5.000	10/01/2030	3,039,015
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
2,205,000	5.500	10/01/2053	2,450,747
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(b)
5,750,000	0.000	10/01/2038	5,675,595
6,000,000	0.000	10/01/2042	5,893,980
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
8,300,000	6.000	10/01/2042	9,640,035
19,850,000	7.000	10/01/2051	23,632,219
81,815,000	6.500	10/01/2053	96,220,167

			170,678,389

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (NR/B3)
6,280,000	5.000	06/01/2046	6,311,086
Northern Tobacco Securitization Corp. RB Refunding Capital Appreciation Asset-Backed Bonds 1st Subordinate Series 2006 B (NR/NR)(c)
6,780,000	0.000	06/01/2046	1,145,481

			7,456,567

Arizona – 1.7%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A-/A3)
4,500,000	4.500	03/01/2030	4,658,580
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(d)
63,640,000	(3 Mo. LIBOR + 0.81%), 1.008	01/01/2037	59,344,936
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
665,000	4.000	07/01/2047	712,388
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
1,500,000	4.000	11/01/2049	1,657,845

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2020 A (A/NR)
1,975,000	4.000	11/01/2045	2,237,122
2,350,000	4.000	11/01/2050	2,648,708
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
1,000,000	5.000	01/01/2043	891,480
5,250,000	4.500	01/01/2049	4,166,190
3,300,000	5.000	01/01/2054	2,814,207
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
275,000	5.000	01/01/2037	241,230
200,000	5.000	01/01/2038	173,818
650,000	5.000	01/01/2043	544,109
3,450,000	5.000	01/01/2049	2,810,784
1,100,000	5.125	01/01/2054	897,479
Arizona Industrial Development Authority RB for Provident Group – EMU Properties LLC Series 2018 (NR/Baa2)
1,000,000	5.000	05/01/2038	1,014,740
2,780,000	5.000	05/01/2043	2,814,889
2,500,000	5.000	05/01/2048	2,527,750
2,000,000	5.000	05/01/2051	2,014,200
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A/A1)
1,625,000	3.000	07/01/2049	1,652,040
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A/A1)
1,085,000	4.000	07/01/2044	1,185,655
3,540,000	5.000	07/01/2044	4,180,528
2,710,000	3.250	07/01/2049	2,742,086
1,625,000	5.000	07/01/2049	1,905,540
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/2042	1,267,638
1,325,000	6.250	12/01/2046	1,342,344
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
635,000	3.500	07/01/2029	631,190
600,000	4.100	07/01/2034	584,568
1,909,000	4.750	07/01/2043	1,844,457
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(a)
3,100,000	6.000	08/01/2028	3,029,816
16,130,000	6.250	08/01/2040	14,922,669
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (BB/NR)(a)
700,000	5.000	07/01/2050	730,177
700,000	5.000	07/01/2054	727,083
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
1,500,000	5.000	07/01/2049	1,771,740
1,650,000	5.000	07/01/2054	1,944,162

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
$250,000	5.500%	05/01/2040	$259,478
950,000	5.750	05/01/2050	985,720
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A-/A3)
5,350,000	4.500	06/01/2030	5,571,169
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A-/A3)
3,390,000	4.000	09/01/2029	3,552,551
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,497,884
1,900,000	5.000	12/01/2054	1,860,252
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (NR/Baa3)
850,000	5.000	07/01/2037	911,361
1,000,000	5.000	07/01/2042	1,058,460
University Medical Center Corp. RB Series 2011 (NR/WR)(e)
3,500,000	6.000	07/01/2021	3,652,845

			151,981,868

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (A/NR)
7,235,000	5.000	12/01/2047	8,768,603
5,370,000	3.200	12/01/2049	5,524,334

			14,292,937

California – 12.0%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa2)(c)
1,600,000	0.000	08/01/2026	1,505,408
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A-/A1)
3,000,000	5.000	08/01/2040	3,463,860
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (AA/Aa2)(c)
4,995,000	0.000	08/01/2037	3,347,100
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(c)
1,850,000	0.000	08/01/2036	1,213,748
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
465,000	5.000	05/01/2040	556,749
1,000,000	5.000	05/01/2043	1,189,540
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
2,750,000	4.000	09/01/2050	2,945,992
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(c)
1,055,000	0.000	08/01/2025	1,016,777
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
2,755,000	5.250	05/01/2048	2,854,125
2,850,000	5.250	05/01/2053	2,943,366

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,497,488
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/NR)
900,000	5.000	06/01/2049	1,024,911
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(c)
7,375,000	0.000	06/01/2055	1,603,915
California County Tobacco Securitization Agency RB Refunding Series 2020 A (BBB+/NR)
875,000	4.000	06/01/2049	975,100
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (BBB-/NR)
620,000	5.000	06/01/2049	718,822
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(c)
32,690,000	0.000	06/01/2055	5,816,859
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(c)
145,220,000	0.000	06/01/2055	14,840,032
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (AA/A1)
1,500,000	5.000	02/01/2042	1,758,375
4,000,000	5.000	02/01/2047	4,653,640
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A+/A1)
8,100,000	5.000	11/15/2056	9,528,354
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	1,031,070
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (NR/Baa3)
1,400,000	5.000	05/15/2049	1,632,848
950,000	5.000	05/15/2052	1,105,515
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A-/A3)
1,800,000	5.000	02/01/2042	2,071,998
17,675,000	5.000	02/01/2047	20,192,804
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (BBB-/NR)
7,605,000	5.000	12/31/2043	8,683,161
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	1,223,224
California Municipal Finance Authority RB for United Airlines, Inc. Project Series 2019 (AMT) (B+/NR)
6,105,000	4.000	07/15/2029	6,024,597

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
$250,000	5.000%	10/01/2034	$292,112
250,000	5.000	10/01/2036	289,648
300,000	5.000	10/01/2037	345,363
300,000	5.000	10/01/2038	344,376
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,194,815
1,740,000	5.000	10/01/2054	1,900,219
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
6,625,000	5.000	12/31/2037	7,682,615
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
7,550,000	6.750	12/01/2028	7,337,468
45,930,000	7.500	12/01/2040	44,533,728
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (BBB/Baa3)(a)
15,850,000	5.000	11/21/2045	18,200,079
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,605,743
1,030,000	5.000	06/15/2055	1,070,932
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (BB+/NR)(a)
3,300,000	5.000	10/01/2050	3,664,551
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (BB+/NR)(a)
750,000	5.000	07/01/2050	806,775
1,000,000	5.000	07/01/2058	1,069,540
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
20,000,000	3.000	11/01/2050	21,140,200
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,335,000	5.000	09/01/2030	1,496,775
1,425,000	5.000	09/01/2037	1,568,868
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	2,978,554
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	889,423
685,000	5.000	09/02/2049	771,043
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,740,913
575,000	5.000	09/02/2043	661,238
1,785,000	5.000	09/02/2048	2,033,954

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,570,032
895,000	5.000	09/02/2044	1,033,913
945,000	5.000	09/02/2048	1,086,561
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,090,410
1,080,000	5.000	09/02/2044	1,219,676
1,570,000	5.000	09/02/2049	1,764,633
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	393,244
475,000	5.000	06/01/2039	490,480
1,340,000	5.000	06/01/2051	1,360,194
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,968,656
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (BB-/NR)(a)
9,000,000	5.500	12/01/2058	10,071,810
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (A-/NR)
500,000	5.000	08/01/2038	596,675
3,000,000	4.000	08/01/2045	3,121,680
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (BB+/NR)(a)
2,350,000	5.250	07/01/2039	2,279,453
3,125,000	5.250	07/01/2049	3,031,312
1,450,000	5.250	07/01/2052	1,406,529
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
1,270,000	3.000	11/01/2022	1,271,207
935,000	5.000	11/01/2032	1,001,656
1,875,000	5.000	11/01/2041	1,956,656
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (AA-/NR)
2,875,000	5.000	08/15/2038	3,397,445
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (A-/NR)
1,200,000	5.000	04/01/2047	1,340,688
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (BB-/NR)
7,460,000	5.500	12/01/2054	8,068,512
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,264,551
945,000	5.000	09/02/2050	1,062,085

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
$2,220,000	5.000%	09/02/2038	$2,590,340
2,500,000	5.000	09/02/2048	2,848,675
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (NR/Baa1)
3,750,000	5.000	05/15/2042	4,154,362
5,750,000	5.000	05/15/2047	6,333,970
5,640,000	5.000	05/15/2050	6,202,252
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (CCC/NR)(c)
35,600,000	0.000	06/01/2046	5,022,448
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (NR/Baa2)(c)
7,000,000	0.000	09/01/2033	5,252,100
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	188,089
195,000	3.000	09/01/2038	189,721
205,000	3.000	09/01/2039	201,494
210,000	3.000	09/01/2040	204,179
715,000	3.125	09/01/2044	697,597
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	931,155
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	559,841
1,500,000	4.000	09/01/2045	1,605,450
3,000,000	4.000	09/01/2050	3,194,730
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)(e)
750,000	6.500	12/01/2021	804,712
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	3,185,331
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,302,700
City of Oakland GO Bonds Series 2020 B-1 (AA/Aa1)
4,750,000	3.000	01/15/2050	5,070,530
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	1,037,162
City of Oroville RB for Oroville Hospital Series 2019 (BB/NR)
1,900,000	5.250	04/01/2034	2,112,933
3,565,000	5.250	04/01/2039	3,898,541
14,580,000	5.250	04/01/2049	15,687,643
13,840,000	5.250	04/01/2054	14,731,850
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (A-/NR)
600,000	5.000	09/02/2030	646,482

Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	555,595
700,000	5.000	09/01/2049	775,222
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	352,319
375,000	4.000	09/01/2040	400,013
425,000	4.000	09/01/2045	448,209
950,000	4.000	09/01/2050	998,479
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	500,940
640,000	4.000	09/01/2050	672,659
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	316,103
700,000	5.000	09/01/2037	782,033
1,745,000	5.000	09/01/2047	1,926,026
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	1,136,586
1,500,000	4.000	09/01/2050	1,542,135
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	463,012
535,000	5.000	09/01/2049	609,253
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,370,138
200,000	4.000	09/01/2045	212,428
1,420,000	5.000	09/01/2049	1,578,145
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	649,332
1,875,000	4.000	09/01/2050	1,986,112
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (A-/Baa2)(c)
1,305,000	0.000	08/01/2027	1,200,483
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,647,698
6,680,000	5.000	09/01/2047	7,599,903
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	447,643
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A-/Baa2)(c)
5,400,000	0.000	08/01/2032	4,243,860
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (AA-/WR)(c)
4,180,000	0.000	04/01/2029	3,703,773

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/Aa3)(c)
$3,460,000	0.000%	10/01/2032	$2,786,476
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(c)
12,000,000	0.000	01/15/2035	8,116,440
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (A-/Baa2)
37,510,000	3.950	01/15/2053	40,439,156
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (AA/A2)(b)
1,000,000	0.000	01/15/2032	1,184,990
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(c)
77,260,000	0.000	06/01/2047	16,379,120
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
147,670,000	0.000	06/01/2047	30,443,647
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (A+/Aa3)
2,130,000	5.000	06/01/2045	2,449,862
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
8,900,000	5.000	06/01/2047	9,174,832
5,400,000	5.250	06/01/2047	5,576,850
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)
3,500,000	5.000	06/01/2047	3,608,080
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
27,780,000	5.300	06/01/2037	28,735,076
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(c)
100,945,000	0.000	06/01/2036	36,373,512
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-2 (CCC/NR)(c)
51,235,000	0.000	06/01/2047	8,727,370
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (CCC/NR)(c)
260,660,000	0.000	06/01/2057	20,920,572
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (AA/NR)
1,150,000	5.000	09/01/2051	1,346,040
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,916,722
1,925,000	5.000	03/01/2057	2,212,941

Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	3,021,370
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
215,000	6.625	08/01/2024	215,987
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
49,925,000	0.000	08/01/2050	20,600,054
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A/NR)
1,625,000	6.750	09/01/2026	1,710,702
1,500,000	7.000	09/01/2031	1,571,610
875,000	7.250	09/01/2038	915,399
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,760,000	0.000	08/01/2035	2,799,997
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
14,850,000	6.500	11/01/2039	23,467,455
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/2039	3,160,600
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
9,870,000	6.125	11/01/2029	12,515,456
21,765,000	6.500	11/01/2039	34,395,230
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(b)
7,000,000	0.000	08/01/2030	7,733,110
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(c)
860,000	0.000	08/01/2025	828,842
1,105,000	0.000	08/01/2026	1,046,324
5,550,000	0.000	08/01/2030	4,765,952
7,855,000	0.000	08/01/2032	6,364,200
7,000,000	0.000	08/01/2034	5,350,240
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,286,296
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	305,627
200,000	5.000	08/15/2028	247,632
2,900,000	5.000	08/15/2047	3,337,813
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	1,108,623
940,000	4.000	08/15/2050	1,008,216
Oxnard School District GO Bonds Election of 2016 Series 2016 B (BAM) (AA/NR)(f)
7,800,000	2.000	08/01/2021	8,632,806
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (AA/A2)
11,500,000	5.000	11/01/2047	13,172,445

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)
$10,750,000	7.000%	08/01/2038	$15,407,438
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA/Aa2)(c)
1,840,000	0.000	08/01/2025	1,770,779
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (AA-/Aa3)(c)
1,300,000	0.000	08/01/2040	818,649
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	552,495
650,000	4.000	09/01/2031	712,991
900,000	3.000	09/01/2032	921,852
820,000	3.000	09/01/2033	836,638
750,000	3.000	09/01/2034	762,795
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	441,616
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/Aa3)(c)
6,200,000	0.000	08/01/2036	4,050,212
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,189,937
880,000	5.250	09/01/2034	938,186
6,815,000	5.500	09/01/2045	7,224,241
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	23,851,125
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(c)
2,220,000	0.000	10/01/2033	1,704,649
2,220,000	0.000	10/01/2035	1,599,577
1,840,000	0.000	10/01/2037	1,238,964
5,100,000	0.000	10/01/2038	3,317,856
8,425,000	0.000	10/01/2039	5,301,094
13,395,000	0.000	10/01/2040	8,130,631
7,275,000	0.000	10/01/2041	4,247,509
6,360,000	0.000	10/01/2042	3,591,174
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/2025	1,301,587
1,950,000	6.750	10/01/2030	2,076,769
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (A/NR)
2,000,000	5.750	06/01/2048	2,168,380
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	424,858
835,000	4.000	09/01/2050	893,592

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	933,625
1,865,000	5.000	09/01/2033	2,186,843
2,250,000	5.000	09/01/2035	2,615,513
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,107,460
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(d)
6,405,000	(3 Mo. LIBOR + 0.53%), 0.695	12/01/2035	5,541,862
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(d)
3,920,000	(3 Mo. LIBOR + 0.55%), 0.715	06/01/2034	3,440,270
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (A+/A1)(c)
1,420,000	0.000	08/01/2025	1,365,273
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (A-/NR)
1,000,000	4.000	07/01/2044	1,101,750
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(c)
10,000,000	0.000	07/01/2030	8,636,100
3,005,000	0.000	07/01/2031	2,529,308
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A/A1)
7,145,000	5.000	05/01/2049	8,461,824
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
1,450,000	4.000	05/01/2050	1,586,996
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)(e)
500,000	6.750	02/01/2021	510,915
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)(e)
435,000	6.625	02/01/2021	444,170
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
1,370,000	4.000	08/01/2032	1,526,988
1,560,000	4.000	08/01/2033	1,726,764
1,680,000	4.000	08/01/2034	1,850,218
1,810,000	4.000	08/01/2035	1,986,041
1,945,000	4.000	08/01/2036	2,125,846
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (A-/NR)
3,000,000	5.000	01/15/2029	3,430,230
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (A+/Aa2)(c)
1,580,000	0.000	08/01/2024	1,550,944
1,595,000	0.000	08/01/2025	1,545,379

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
$2,000,000	5.000%	09/01/2042	$2,106,200
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,112,080
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/2042	2,051,840
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(c)
88,700,000	0.000	06/01/2056	9,709,102
State of California GO Bonds RMKT 10/01/12 Series 2004 A-5 (AA+/Aa1)(f)(g)
16,310,000	0.100	10/01/2020	16,310,000
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,246,160
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (BBB+/NR)
4,740,000	5.000	06/01/2048	5,743,885
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB-/NR)
3,700,000	5.000	06/01/2048	4,353,790
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(c)
9,510,000	0.000	06/01/2054	1,625,069
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
995,000	5.000	10/01/2045	1,229,730
1,045,000	5.000	10/01/2049	1,284,535
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (BBB+/NR)
1,995,000	2.400	10/01/2049	1,996,776
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	842,490
1,000,000	5.000	09/01/2045	1,115,500
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)(e)
1,500,000	6.875	12/01/2021	1,615,965
University of California RB Refunding Series 2013 AL-4 (AA/Aa2)(f)(g)
25,000,000	0.080	10/01/2020	25,000,000
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/2031	1,063,080
5,000,000	7.500	09/01/2042	5,309,050

Municipal Bonds – (continued)
California – (continued)
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,548,652
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(c)
8,360,000	0.000	08/01/2034	6,416,049
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(b)
19,135,000	0.000	08/01/2042	19,283,296

			1,061,255,588

Colorado – 5.1%
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
750,000	5.000	12/01/2037	764,490
1,065,000	5.125	12/01/2047	1,077,663
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,521,247
2,610,000	5.000	12/01/2050	2,639,467
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	4,011,800
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,424,938
Belleview Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 (NR/NR)
2,375,000	5.125	12/01/2046	2,410,839
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,214,957
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	680,693
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,329,653
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,592,875
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,027,410
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,307,307
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,827,017
4,000,000	6.125	12/01/2047	4,180,080
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,090,040
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	512,055

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
$790,000	4.375%	12/01/2032	$803,225
Colorado Crossing Metropolitan District No. 2 Limited Property Tax Supported RB Series 2017 (NR/NR)
7,390,000	7.500	12/01/2047	7,607,044
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (NR/Ba1)(a)
4,000,000	5.000	10/01/2049	4,143,200
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (NR/Baa3)
2,750,000	5.000	11/01/2054	2,911,837
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (A-/NR)
3,500,000	4.500	12/01/2033	3,506,265
3,500,000	5.000	12/01/2033	3,703,595
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (A-/NR)
3,000,000	5.750	12/01/2036	3,313,020
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (NR/Baa1)
2,650,000	4.000	09/01/2050	2,871,169
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (NR/WR)(e)
3,000,000	5.625	06/01/2023	3,429,570
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,570,000	4.000	08/01/2039	1,769,202
2,115,000	4.000	08/01/2044	2,335,023
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
7,170,000	5.000	08/01/2044	8,576,252
2,135,000	3.250	08/01/2049	2,089,503
4,620,000	4.000	08/01/2049	5,052,478
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (A-/NR)(e)
4,410,000	5.000	06/01/2027	5,695,647
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
2,045,000	4.000	11/01/2039	2,330,769
8,790,000	5.000	11/01/2039	10,800,097
4,790,000	5.000	11/01/2044	5,823,586
2,300,000	5.000	11/01/2049	2,776,859
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (BBB/NR)
965,000	5.000	12/31/2047	1,043,927
965,000	5.000	12/31/2051	1,041,746
2,980,000	5.000	12/31/2056	3,203,411
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/2041	12,885,077

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,095,670
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,826,810
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,009,683
1,750,000	5.000	12/01/2043	1,633,888
Copperleaf Metropolitan District No. 2 GO Refunding Series 2019 B (NR/NR)
510,000	5.000	12/15/2049	519,455
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/2030	515,840
2,000,000	5.750	12/01/2045	2,058,560
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)
500,000	5.000	12/01/2037	513,230
700,000	5.125	12/01/2047	714,098
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	518,989
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,050,620
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	843,009
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,025,010
2,100,000	5.250	12/01/2047	2,142,525
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	3,887,731
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
4,165,000	5.500	12/01/2039	4,261,836
10,900,000	5.750	12/01/2049	11,172,064
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
2,370,000	8.000	12/15/2049	2,400,692
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
17,970,000	5.000	10/01/2032	18,056,436
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(a)
5,555,000	5.000	12/01/2028	6,629,781
7,200,000	5.000	12/01/2034	8,333,496
4,800,000	4.000	12/01/2035	5,175,552
4,800,000	4.000	12/01/2036	5,157,648
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,542,075

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
$1,269,000	8.000%	08/01/2047	$1,296,220
Denver Convention Center Hotel Authority RB Refunding Series 2016 (BBB-/Baa2)
665,000	5.000	12/01/2030	716,690
2,500,000	5.000	12/01/2032	2,688,325
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
425,000	5.000	12/01/2032	503,893
1,825,000	4.000	12/01/2038	1,965,835
1,690,000	5.000	12/01/2048	1,923,710
Denver Health & Hospital Authority RB Series 2019 A (BBB/NR)
1,185,000	4.000	12/01/2038	1,286,223
1,900,000	4.000	12/01/2039	2,055,933
950,000	4.000	12/01/2040	1,024,793
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,800,000	5.000	06/01/2049	3,844,840
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (A/A2)(c)
3,000,000	0.000	09/01/2039	1,416,480
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(c)
15,000,000	0.000	09/01/2028	13,450,050
4,100,000	0.000	09/01/2034	3,084,553
E-470 Public Highway Authority RB Series 2010 A (A/A2)(c)
20,000,000	0.000	09/01/2040	12,172,800
First Creek Village Metropolitan District GO Bonds Series 2019 A (NR/Ba1)
1,580,000	5.000	08/01/2049	1,663,835
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	542,357
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
1,045,000	5.000	12/01/2049	1,054,624
Flying Horse Metropolitan District No. 2 GO Refunding Bonds Series 2020 A (AGM) (AA/A2)
2,185,000	4.000	12/01/2050	2,530,208
Forest Trace Metropolitan District No. 3 GO Unlimited Bonds Series 2016 A (NR/NR)(e)
1,000,000	5.000	12/01/2021	1,085,580
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,686,480
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	665,099
925,000	5.000	12/01/2049	932,678
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL-RE) (NR/Baa2)
3,930,000	4.000	12/01/2047	4,312,153
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,031,190

Municipal Bonds – (continued)
Colorado – (continued)
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (NR/Ba2)
580,000	4.125	12/01/2040	588,973
900,000	4.375	12/01/2047	916,263
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	1,994,711
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,275,392
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	699,010
Leyden Rock Metropolitan District No. 10 Limited Tax GO Refunding & Improvement Bonds Series 2016 A (NR/NR)
1,250,000	5.000	12/01/2045	1,283,988
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,206,137
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	528,061
750,000	5.125	12/01/2050	755,805
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,692,849
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,457,445
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	990,241
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,298,695
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,423,134
5,380,000	5.750	12/01/2047	5,604,346
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (BBB-/NR)
330,000	4.000	12/01/2032	363,082
320,000	4.000	12/01/2033	348,442
190,000	4.000	12/01/2034	207,049
550,000	4.000	12/01/2036	593,186
215,000	4.000	12/01/2038	230,151
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2016 (NR/NR)
2,095,000	4.375	12/01/2031	2,114,044
1,825,000	5.000	12/01/2046	1,853,652
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,734,885
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,528,275

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
$2,140,000	5.000%	12/01/2040	$2,167,820
3,335,000	5.250	12/01/2050	3,378,655
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,943,644
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,220,340
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,019,040
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	816,296
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,082,660
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	3,065,550
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
900,000	4.125	12/15/2036	906,192
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A-/A2)
4,200,000	6.500	11/15/2038	6,645,366
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	10,030,591
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,176,738
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	1,087,905
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,541,667
5,695,000	5.000	12/01/2049	5,773,306
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
550,000	5.125	12/01/2037	570,015
1,000,000	5.125	12/01/2043	1,026,180
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)
635,000	7.250	12/15/2035	653,625
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,021,840
1,625,000	5.125	12/01/2050	1,650,578
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
1,500,000	5.500	12/01/2046	1,547,925
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
750,000	4.500	12/01/2031	763,350

Municipal Bonds – (continued)
Colorado – (continued)
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,487,798
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
375,000	4.000	12/01/2039	425,074
750,000	4.000	12/01/2044	838,388
2,210,000	3.000	12/01/2049	2,268,653
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,265,165
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	519,775
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,595,441
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (NR/Baa1)
650,000	5.000	12/01/2039	750,880
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (MUN GOVT GTD) (NR/NR)
8,920,000	5.000	12/01/2038	9,087,072
18,750,000	5.000	12/01/2047	19,001,812
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,079,460
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (NR/Baa3)
8,000,000	6.000	12/01/2050	9,476,560
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,146,321
1,750,000	5.000	12/01/2049	1,803,060
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,804,926
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
880,000	5.250	12/01/2037	908,908
2,400,000	5.375	12/01/2047	2,466,264
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
805,000	5.000	12/01/2050	979,782
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (AA/NR)
1,205,000	3.250	12/15/2050	1,284,048
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,509,838
Vista Ridge Metropolitan District GO Refunding Bonds Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	9.500	12/01/2021	1,933,967
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)
880,000	5.000	12/01/2047	895,963

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
$1,490,000	7.375%	12/15/2047	$1,530,781
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,031,260
2,500,000	5.000	12/01/2047	2,545,350
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	1,020,435
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	187,561
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,597,592
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,021,040
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,620,315

			454,204,868

Connecticut – 0.6%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
900,000	5.500	08/01/2034	1,068,876
500,000	5.500	08/01/2035	591,700
420,000	5.500	08/01/2036	495,163
400,000	5.500	08/01/2037	470,136
410,000	5.500	08/01/2038	480,541
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (BB+/NR)(a)
1,150,000	5.000	01/01/2045	1,219,437
1,650,000	5.000	01/01/2055	1,735,701
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(f)(g)
20,535,000	0.050	10/01/2020	20,535,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/ NR)
1,015,000	4.000	07/01/2039	1,013,152
3,500,000	4.000	07/01/2044	3,396,995
3,500,000	4.000	07/01/2049	3,341,940
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (CCC+/NR)(a)
20,200,000	7.000	02/01/2045	19,623,694
State of Connecticut GO Bonds Series 2018 C (A/A1)
450,000	5.000	06/15/2032	567,333
State of Connecticut GO Unlimited Bonds Series 2019 A (A/A1)
500,000	4.000	04/15/2037	579,400
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/2023	553,085

			55,672,153

Municipal Bonds – (continued)
Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
4,424,000	5.450	07/01/2035	4,325,035
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (A-/NR)
3,785,000	5.000	11/15/2048	4,291,622
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa2)
2,050,000	5.375	10/01/2045	2,055,473
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (AA-/NR)
6,130,000	4.000	07/01/2043	6,816,499
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (BBB-/NR)
855,000	5.000	08/01/2049	947,828
795,000	5.000	08/01/2054	879,238
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (BBB+/NR)
1,900,000	5.000	09/01/2050	2,213,215

			21,528,910

District of Columbia – 1.1%
District of Columbia RB for International School Series 2019 (BBB/NR)
1,275,000	5.000	07/01/2049	1,432,883
1,140,000	5.000	07/01/2054	1,278,077
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
655,000	4.000	07/01/2044	699,494
1,300,000	4.000	07/01/2049	1,380,379
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 C (ASSURED GTY) (AA/A3)
25,000,000	6.500	10/01/2041	31,392,500
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (A-/Baa1)
37,100,000	6.500	10/01/2044	47,811,141
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (A-/Baa2)
815,000	4.000	10/01/2044	898,081
1,075,000	5.000	10/01/2047	1,280,207
1,610,000	4.000	10/01/2049	1,761,452
2,955,000	4.000	10/01/2053	3,220,507
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (AA/A2)
2,470,000	3.000	10/01/2050	2,479,658
4,095,000	4.000	10/01/2053	4,500,446

			98,134,825

Florida – 14.5%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	3,988,283

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
$630,000	5.000%	05/01/2039	$674,881
1,035,000	5.100	05/01/2049	1,107,657
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,587,268
5,755,000	4.000	05/01/2051	5,835,858
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	521,850
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,025,000	6.300	05/01/2035	3,087,224
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
1,725,000	3.500	05/01/2031	1,827,706
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
3,970,000	3.500	05/01/2032	4,442,311
6,700,000	3.700	05/01/2036	7,471,840
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
745,000	4.625	05/01/2028	775,568
1,815,000	5.000	05/01/2036	1,940,271
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
3,925,000	6.900	05/01/2025	3,970,608
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,560,000	6.900	05/01/2036	3,593,286
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
930,000	6.900	05/01/2036	932,260
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
530,000	4.000	11/01/2040	539,598
3,320,000	4.000	11/01/2050	3,361,500
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	1,975,884
3,080,000	5.200	05/01/2049	3,295,292
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	687,898
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
750,000	5.750	05/01/2048	857,422

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,850,000	6.000	05/01/2048	2,185,997
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	955,206
1,630,000	4.625	06/01/2049	1,713,652
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)(a)
550,000	4.000	05/01/2051	561,423
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)(a)
1,000,000	4.000	05/01/2050	1,020,770
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)(a)
390,000	4.000	05/01/2051	398,100
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
185,000	4.250	11/01/2021	187,655
915,000	4.750	11/01/2026	972,169
705,000	5.000	11/01/2031	748,082
6,020,000	5.250	11/01/2046	6,399,621
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	1,020,403
750,000	5.125	11/01/2049	825,675
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
320,000	4.500	11/01/2025	333,696
975,000	5.000	11/01/2036	1,074,255
1,075,000	5.000	11/01/2048	1,172,589
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
1,855,000	4.250	05/01/2029	2,064,652
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (BBB/NR)
920,000	5.000	05/01/2035	976,368
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
950,000	3.750	05/01/2031	1,060,409
1,100,000	4.000	05/01/2037	1,187,626
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
1,610,000	4.250	05/01/2031	1,810,638
2,810,000	4.250	05/01/2037	3,100,976
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
2,620,000	6.375	11/01/2049	2,796,457
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
595,000	6.000	11/01/2027	684,417
490,000	3.750	11/01/2031	502,446

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR) – (continued)
$2,980,000	6.500%	11/01/2043	$3,712,901
1,495,000	4.125	11/01/2046	1,505,315
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
1,045,000	4.000	05/01/2040	1,061,584
1,630,000	4.000	05/01/2051	1,629,968
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	915,730
1,000,000	6.500	11/01/2043	1,226,590
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
105,000	3.500	05/01/2021	105,412
500,000	4.100	05/01/2026	520,615
1,755,000	4.700	05/01/2036	1,825,639
3,200,000	4.875	05/01/2047	3,320,864
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	327,626
950,000	4.000	06/15/2050	955,434
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	938,547
2,650,000	4.500	06/15/2049	2,774,232
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	567,034
1,590,000	4.000	05/01/2050	1,602,561
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
7,020,000	5.750	05/01/2035	7,767,911
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
385,000	3.875	11/01/2023	389,705
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,016,140
1,350,000	4.000	12/15/2049	1,361,637
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
31,915,000	5.875	07/01/2054	22,340,500
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
58,380,000	5.250	12/01/2058	57,616,973
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (NR/Ba1)(a)
1,155,000	5.000	12/15/2049	1,215,279
1,075,000	5.000	12/15/2054	1,126,192
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
275,000	5.000	08/01/2040	318,576
750,000	5.000	08/01/2055	850,298
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(a)
525,000	5.250	12/01/2043	524,344

Municipal Bonds – (continued)
Florida – (continued)
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
290,000	4.000	05/01/2024	294,843
500,000	5.125	05/01/2038	526,530
1,000,000	5.250	05/01/2049	1,052,160
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	394,523
500,000	4.500	12/15/2032	534,545
975,000	4.700	12/15/2037	1,044,176
Century Parc Community Development District Special Assessment Refunding Series 2012 (A/NR)
200,000	3.500	11/01/2020	200,536
210,000	3.750	11/01/2021	217,856
215,000	3.875	11/01/2022	226,152
25,000	4.000	11/01/2023	26,367
1,705,000	4.500	11/01/2031	1,789,926
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
675,000	3.750	05/01/2040	680,454
750,000	4.000	05/01/2050	753,600
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,553,443
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
900,000	5.500	10/01/2036	978,210
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,400,000	5.000	10/01/2049	5,916,564
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A+/A1)
1,750,000	4.000	10/01/2034	1,956,395
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
2,000,000	4.000	11/01/2045	2,197,620
5,000,000	5.000	11/01/2050	5,968,900
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A-/A2)
1,495,000	4.000	07/01/2045	1,673,622
1,740,000	5.000	07/01/2050	2,116,258
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (BBB-/NR)
480,000	5.000	01/01/2037	520,642
1,725,000	5.000	01/01/2047	1,841,317
1,615,000	5.000	01/01/2052	1,712,255
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (AA/A2)(b)
25,620,000	0.000	05/01/2046	27,513,830
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/2026	2,579,422

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
$500,000	4.750%	06/15/2039	$543,620
1,000,000	5.000	06/15/2049	1,084,720
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
2,990,000	3.500	05/01/2032	3,192,543
1,500,000	3.625	05/01/2035	1,594,365
1,750,000	3.750	05/01/2046	1,825,705
Concorde Estates Community Development District RB for Capital Improvement Series 2017 B (NR/NR)(c)
1,130,000	0.000	11/01/2027	703,323
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,195,000	5.850	05/01/2035	2,771,471
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,450,000	5.850	05/01/2035	1,090,153
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(c)
2,939,931	0.000	11/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
220,000	3.875	11/01/2024	224,571
270,000	4.000	11/01/2029	285,285
500,000	4.750	11/01/2038	545,455
1,000,000	5.000	11/01/2049	1,085,970
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	435,081
1,000,000	4.250	12/15/2049	1,029,930
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	551,863
760,000	4.000	05/01/2050	769,447
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
3,355,000	5.125	11/01/2050	3,743,945
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
782,000	4.000	05/01/2031	871,085
1,407,000	4.250	05/01/2038	1,547,869
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (A-/NR)
960,000	3.750	05/01/2029	1,038,154

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
4,505,000	4.000	10/01/2049	4,936,264
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
2,060,000	4.000	09/01/2044	2,183,209
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)(h)
4,000,000	5.750	08/15/2050	4,081,080
2,000,000	5.750	08/15/2055	2,025,340
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
1,340,000	5.000	10/01/2049	1,609,622
1,610,000	4.000	10/01/2054	1,773,962
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (BBB/NR)
500,000	4.000	05/01/2038	544,805
1,175,000	4.125	05/01/2048	1,273,723
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,669,083
2,500,000	4.750	11/01/2049	2,647,300
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	1,177,785
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	536,860
1,500,000	4.000	06/15/2050	1,509,540
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,461,228
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,670,000	5.400	05/01/2039	1,789,305
2,655,000	5.500	05/01/2044	2,858,452
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,858,054
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	1,110,080
2,995,000	5.000	12/15/2048	3,313,428
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
3,090,000	3.750	05/01/2034	3,433,176
4,275,000	4.000	05/01/2037	4,715,966
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	985,796
3,785,000	4.125	05/01/2051	3,899,875
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	1,053,250

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
$500,000	4.750%	11/01/2039	$536,175
920,000	5.000	11/01/2049	987,270
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (AA/A2)
4,745,000	3.000	08/15/2050	4,854,562
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (AA/A2)
3,240,000	4.000	08/15/2045	3,601,616
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
7,640,000	4.000	08/15/2045	8,353,270
6,690,000	4.000	08/15/2050	7,284,674
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	1,014,491
3,560,000	4.125	11/01/2050	3,645,297
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
400,000	4.000	11/01/2040	411,976
2,775,000	4.125	11/01/2050	2,841,489
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
905,000	6.375	11/01/2026	1,001,681
3,245,000	7.000	11/01/2045	3,867,359
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
900,000	5.250	11/01/2035	949,212
1,360,000	5.375	11/01/2046	1,434,909
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,339,844
1,800,000	5.125	11/01/2049	1,930,194
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,570,000	5.000	05/01/2035	2,970,560
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	188,839
500,000	4.200	05/01/2050	510,440
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,475,000	4.375	05/01/2034	1,553,367
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
1,250,000	3.000	11/01/2041	1,237,963
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
1,650,000	5.000	06/01/2040	1,707,354
2,595,000	5.000	06/01/2055	2,647,860

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(a)
4,650,000	5.000	12/15/2049	5,236,690
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)(a)
830,000	5.000	06/01/2040	856,054
1,850,000	5.000	06/01/2050	1,884,058
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,206,535
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(a)(f)(g)
3,000,000	6.250	01/01/2024	2,625,540
14,940,000	6.375	01/01/2026	12,923,100
42,000,000	6.500	01/01/2029	36,331,260
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
1,750,000	4.750	06/01/2038	1,708,998
3,000,000	5.000	06/01/2048	2,946,840
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (BBB-/NR)
2,580,000	5.000	03/01/2044	2,750,357
5,805,000	5.000	03/01/2049	6,157,828
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/ NR)
6,060,000	5.000	03/01/2047	6,393,482
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (A-/NR)(e)
600,000	5.000	04/01/2022	642,468
5,830,000	5.250	04/01/2022	6,264,452
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	788,177
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,000,000	4.125	11/01/2039	1,040,260
4,580,000	4.375	11/01/2049	4,785,871
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
700,000	4.000	05/01/2031	770,658
1,000,000	4.125	05/01/2038	1,076,280
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (BBB/NR)
1,855,000	3.250	11/01/2049	1,860,713
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	252,845
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(a)
1,280,000	4.000	05/01/2040	1,304,486
1,190,000	4.000	05/01/2051	1,193,737
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,101,826
1,375,000	4.500	05/01/2052	1,383,016

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
$3,165,000	5.000%	11/15/2026	$3,242,764
5,000,000	5.000	11/15/2036	5,051,050
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A+/A1)
3,540,000	5.000	10/01/2047	4,076,381
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,137,190
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,520,000	4.500	05/01/2036	1,598,767
2,295,000	4.625	05/01/2046	2,385,239
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)(h)
540,000	4.000	05/01/2040	548,559
860,000	4.000	05/01/2051	859,974
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
925,000	3.750	05/01/2034	961,760
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,140,000	3.875	05/01/2039	2,227,997
1,400,000	4.100	05/01/2048	1,460,494
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(a)
1,725,000	4.000	05/01/2031	1,933,898
1,335,000	4.250	05/01/2035	1,485,161
1,810,000	4.250	05/01/2039	1,994,149
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	653,517
1,150,000	4.000	11/01/2051	1,163,961
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	203,844
500,000	4.250	11/01/2051	512,475
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
755,000	5.000	05/01/2034	851,632
2,170,000	5.125	05/01/2045	2,442,335
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/2031	543,365
500,000	5.150	05/01/2034	540,415
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,895,000	5.700	05/01/2036	1,898,563
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
2,205,000	4.200	05/01/2031	2,409,734
2,000,000	4.350	05/01/2036	2,159,960

Municipal Bonds – (continued)
Florida – (continued)
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	477,479
665,000	4.000	05/01/2050	667,584
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	1,067,550
1,000,000	5.000	12/15/2048	1,067,570
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,000,000	4.250	05/01/2031	1,126,410
2,150,000	4.250	05/01/2036	2,358,765
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
1,000,000	4.375	11/01/2050	1,043,600
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,557,892
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	1,091,359
2,375,000	4.000	05/01/2050	2,414,496
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	193,147
520,000	5.000	11/01/2050	554,414
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
470,000	5.125	11/01/2049	503,257
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/2035	2,619,200
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,050,647
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	288,770
470,000	3.750	05/01/2050	471,119
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,145,220
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,407,054
1,060,000	4.000	06/15/2050	1,090,888
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	617,856
1,900,000	4.000	05/01/2050	1,925,650

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
$525,000	3.200%	05/01/2030	$527,110
525,000	3.750	05/01/2040	527,935
670,000	3.900	05/01/2050	671,045
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	1,082,711
2,500,000	3.875	05/01/2051	2,507,900
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	253,650
575,000	4.000	05/01/2049	582,498
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,000,000	6.700	05/01/2033	2,139,180
4,765,000	7.000	05/01/2043	5,125,425
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,320,000	5.600	05/01/2044	7,077,326
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	559,208
1,615,000	4.500	05/01/2049	1,695,831
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	1,072,270
2,370,000	5.125	05/01/2047	2,529,904
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	579,468
555,000	4.000	05/01/2049	561,987
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
985,000	4.400	05/01/2039	1,043,282
1,120,000	4.500	05/01/2049	1,176,056
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)(e)
19,180,000	8.000	05/01/2021	20,037,154
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
305,000	4.000	05/01/2022	309,559
1,125,000	4.625	05/01/2027	1,200,094
2,500,000	5.250	05/01/2037	2,732,050
5,820,000	5.375	05/01/2047	6,341,996
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,251,868
2,545,000	5.100	05/01/2048	2,705,997
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project – Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,139,647

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
410,000	4.000	05/01/2021	413,469
1,325,000	4.250	05/01/2026	1,384,572
5,630,000	5.000	05/01/2036	6,055,346
13,945,000	5.125	05/01/2046	14,980,277
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
1,735,000	2.500	05/01/2033	1,756,653
1,685,000	2.625	05/01/2037	1,692,582
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,255,920
2,250,000	4.875	05/01/2049	2,434,118
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (BBB/NR)
1,930,000	3.000	05/01/2035	1,933,165
1,990,000	3.000	05/01/2038	1,968,488
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	659,919
895,000	4.000	05/01/2038	930,397
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB+/NR)
2,600,000	6.500	11/15/2031	2,706,652
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
1,435,000	4.000	05/01/2031	1,626,745
1,860,000	4.000	05/01/2036	2,075,983
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,046,592
1,775,000	5.125	05/01/2049	1,884,056
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,495,000	5.400	05/01/2030	3,061,795
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,685,000	5.375	05/01/2030	1,601,946
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,841,268
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
865,000	4.625	05/01/2039	918,742
1,350,000	4.750	05/01/2050	1,430,744
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,765,000	4.000	06/15/2039	1,807,978
2,930,000	4.375	06/15/2049	3,033,927

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
$1,940,000	5.000%	05/01/2032	$2,028,076
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	3,227,308
4,750,000	5.250	11/01/2049	5,463,878
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
370,000	6.000	05/01/2036	380,501
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
730,000	6.250	05/01/2038	755,521
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
565,000	7.250	05/01/2035	613,104
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,094,770
1,700,000	5.000	05/01/2048	1,845,775
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (A-/Baa1)
1,500,000	5.000	11/15/2039	1,650,915
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/Aa3)(a)
1,165,000	5.000	03/01/2030	1,290,575
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(e)
10,595,000	5.000	03/01/2023	11,797,215
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
600,000	4.000	11/01/2023	610,098
600,000	4.750	11/01/2027	644,088
4,000,000	5.125	11/01/2039	4,349,480
4,135,000	5.250	11/01/2049	4,485,317
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A-/A3)
10,085,000	4.000	04/01/2053	10,809,910
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,602,299
3,515,000	5.000	05/01/2037	3,634,264
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
2,035,000	5.000	05/01/2028	2,174,601
1,220,000	5.000	05/01/2035	1,283,855

Municipal Bonds – (continued)
Florida – (continued)
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,000,000	4.000	12/15/2049	2,036,720
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/2036	1,948,710
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	796,114
1,240,000	5.625	11/01/2045	1,341,308
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,254,915
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(a)
815,000	3.500	05/01/2038	857,258
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
55,000	3.500	05/01/2031	55,877
150,000	4.000	05/01/2038	153,696
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (A/NR)
3,000,000	5.000	10/01/2049	3,636,060
6,580,000	5.000	10/01/2054	7,945,021
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
345,000	4.000	06/15/2040	358,151
955,000	4.000	06/15/2050	975,695
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,448,226
3,625,000	5.000	05/01/2049	4,033,465
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A/NR)
1,680,000	5.000	04/01/2024	1,772,753
1,765,000	5.000	04/01/2025	1,857,980
1,005,000	5.000	04/01/2026	1,056,828
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	858,312
905,000	4.000	05/01/2050	910,041
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,864,514
3,300,000	5.500	11/01/2049	3,657,786
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-1 (NR/NR)
855,000	6.125	05/01/2035	864,499
Overoaks Community Development District Special Assessment for Capital Improvement Series 2010 A-2 (NR/NR)
1,170,000	6.125	05/01/2035	1,184,391

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (BBB/NR)
$2,700,000	4.000%	05/15/2053	$2,599,830
2,175,000	5.000	05/15/2053	2,312,373
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,203,400
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
400,000	4.000	11/01/2038	449,672
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
3,290,000	4.200	11/01/2048	3,636,141
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
3,155,000	3.750	05/01/2031	3,461,760
2,040,000	4.000	05/01/2036	2,231,699
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (BBB-/NR)
700,000	4.000	05/01/2027	735,882
2,380,000	5.000	05/01/2039	2,616,001
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/2035	578,983
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	2,022,543
5,095,000	5.375	05/01/2050	5,487,570
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
890,000	5.500	11/01/2032	982,702
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
2,285,000	4.700	05/01/2049	2,612,121
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
800,000	4.375	05/01/2031	917,520
1,065,000	4.500	05/01/2034	1,207,114
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
3,200,000	4.375	05/01/2036	3,655,104
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)(a)
655,000	3.300	05/01/2030	658,511
695,000	3.750	05/01/2037	699,441
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,533,324
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	549,211
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	1,889,165

Municipal Bonds – (continued)
Florida – (continued)
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB/NR)
2,800,000	4.750	05/01/2033	2,961,952
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,126,155
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	255,167
1,205,000	4.000	11/01/2050	1,209,531
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
910,000	6.600	05/01/2033	916,780
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 2 (NR/NR)
625,000	6.600	05/01/2036	625,850
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 3 (NR/NR)
2,260,000	6.600	05/01/2033	2,276,837
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/2025	3,343,138
6,830,000	5.000	05/01/2033	7,608,347
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	489,688
1,520,000	4.625	05/01/2050	1,583,886
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
975,000	4.500	05/01/2040	1,032,389
980,000	4.750	05/01/2050	1,040,221
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	1,027,827
1,000,000	3.875	05/01/2051	1,004,830
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
4,310,000	5.450	05/01/2036	4,335,084
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)(h)
320,000	4.000	06/15/2040	330,646
780,000	4.000	06/15/2050	793,151
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,494,036
2,280,000	4.250	06/15/2049	2,396,736
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
375,000	2.625	05/01/2025	375,754
375,000	3.125	05/01/2030	376,770
980,000	3.625	05/01/2040	985,988
950,000	3.750	05/01/2050	951,624

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
$2,200,000	5.250%	11/01/2039	$2,409,264
2,825,000	5.375	11/01/2049	3,076,143
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	4,096,324
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,514,000
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	320,202
950,000	4.250	11/01/2050	975,869
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,255,988
3,480,000	5.250	11/01/2049	3,720,851
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,414,197
2,505,000	5.375	05/01/2049	2,737,990
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
1,345,000	4.250	11/01/2037	1,474,282
330,000	4.125	11/01/2040	352,453
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
795,000	3.500	05/01/2032	835,187
495,000	3.625	05/01/2035	519,008
1,715,000	3.750	05/01/2038	1,795,416
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
380,000	4.350	05/01/2026	397,427
485,000	4.875	05/01/2035	519,978
95,000	5.000	05/01/2038	102,288
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,142,640
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	382,778
600,000	4.000	05/01/2043	614,448
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
465,000	4.300	05/01/2040	483,135
340,000	4.500	05/01/2046	352,451
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,560,000	5.800	05/01/2035	2,923,365
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
2,640,000	5.800	05/01/2035	2,006,110

Municipal Bonds – (continued)
Florida – (continued)
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
285,000	3.750	05/01/2024	291,193
425,000	4.375	05/01/2029	454,631
1,000,000	5.000	05/01/2039	1,083,800
1,750,000	5.250	05/01/2049	1,920,100
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,250,000	5.125	11/01/2037	1,351,137
1,790,000	5.250	11/01/2047	1,937,049
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,145,000	4.800	05/01/2035	999,871
St. Johns County Industrial Development Authority RB Refunding Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
7,475,000	4.000	08/01/2055	7,976,797
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	263,411
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,150,000	5.000	05/01/2034	2,247,782
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,180,322
2,600,000	4.625	06/15/2049	2,757,560
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,034,568
3,500,000	5.500	11/01/2044	4,113,305
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,687,826
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	431,386
860,000	4.125	12/15/2049	879,479
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	416,364
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
950,000	3.750	05/01/2040	955,310
1,290,000	4.000	05/01/2050	1,299,430
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,670,000	4.000	05/01/2038	1,753,467

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
$175,000	3.250%	05/01/2021	$175,397
965,000	3.750	05/01/2026	981,511
1,550,000	4.000	05/01/2033	1,584,999
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,425,170
2,350,000	6.000	11/01/2044	2,523,359
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A+/A2)
2,050,000	5.000	07/01/2048	2,452,743
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	407,409
1,110,000	4.800	05/01/2036	1,168,564
1,715,000	5.000	05/01/2046	1,809,788
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	1,038,290
1,000,000	4.000	06/15/2050	1,021,770
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (A+/NR)
695,000	3.375	05/01/2032	744,720
1,345,000	3.600	05/01/2037	1,438,868
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,640,000	3.500	05/01/2032	1,853,725
1,775,000	3.750	05/01/2040	1,988,994
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	407,441
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	333,102
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,165,000	4.250	05/01/2037	1,255,404
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,960,000	4.400	05/01/2040	9,677,158
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
345,000	5.750	11/01/2027	382,812
1,965,000	6.250	11/01/2044	2,302,253
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,840,000	5.375	11/01/2039	3,205,309
5,750,000	5.500	11/01/2049	6,462,828
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,687,296
2,445,000	4.750	06/15/2048	2,637,984

Municipal Bonds – (continued)
Florida – (continued)
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	577,253
1,145,000	4.125	12/15/2049	1,193,605
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (NR/Baa1)
13,300,000	5.000	04/01/2048	15,119,972
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,146,465
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	1,078,760
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,410,000	5.250	11/01/2027	1,496,405
2,745,000	6.125	11/01/2046	3,098,446
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
785,000	4.700	11/01/2029	831,480
1,525,000	5.125	11/01/2038	1,673,001
2,175,000	5.375	11/01/2048	2,385,344
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,035,430
2,000,000	4.750	05/01/2050	2,066,980
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,630,000	4.750	11/01/2048	4,874,233
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,297,800
1,850,000	5.125	11/01/2049	1,998,500
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
385,000	3.500	11/01/2021	387,510
1,340,000	4.000	11/01/2027	1,410,283
3,160,000	4.625	11/01/2037	3,361,450
2,790,000	4.750	11/01/2047	2,948,277
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,753,867
900,000	4.000	11/01/2050	915,075
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
170,000	4.250	11/01/2021	171,608
2,430,000	5.625	11/01/2045	2,690,861
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (A/NR)
2,255,000	4.375	05/01/2035	2,464,151
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
1,700,000	3.500	05/01/2032	1,849,651
2,545,000	3.625	05/01/2037	2,749,516

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
$615,000	4.750%	05/01/2037	$643,069
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,355,982
3,505,000	4.000	12/15/2049	3,594,483
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
1,165,000	3.250	12/15/2022	1,179,586
2,000,000	4.000	12/15/2028	2,133,960
1,000,000	5.000	12/15/2032	1,174,680
1,705,000	5.000	12/15/2037	1,986,666
5,330,000	5.000	12/15/2047	6,103,969
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
2,425,000	5.500	11/01/2047	2,689,786
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
2,800,000	3.375	05/01/2045	3,076,724
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,409,954
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	510,454
750,000	6.125	05/01/2042	781,207
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
465,000	6.000	11/01/2027	523,869
2,050,000	6.500	11/01/2043	2,662,233
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
665,000	6.375	11/01/2027	723,653
2,300,000	7.125	11/01/2044	2,622,851
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
270,000	4.000	05/01/2024	274,976
4,655,000	5.125	05/01/2049	4,967,537
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,092,910
1,700,000	5.125	11/01/2049	1,860,718
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,071,052
1,600,000	5.125	11/01/2049	1,751,264
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
2,155,000	5.875	11/01/2032	2,178,252
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
375,000	3.375	05/01/2021	376,526
2,450,000	3.750	05/01/2026	2,505,419

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR) – (continued)
4,360,000	4.000	05/01/2031	4,485,132
1,700,000	4.125	05/01/2034	1,751,663
1,000,000	4.250	05/01/2037	1,028,490
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(a)
1,985,000	4.000	05/01/2031	2,209,841
2,940,000	4.000	05/01/2037	3,188,989
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
745,000	5.125	11/01/2035	821,556
1,000,000	5.250	11/01/2046	1,090,470
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	269,963
1,700,000	4.000	05/01/2050	1,717,102
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	376,926
2,015,000	4.000	05/01/2050	2,035,231
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	269,961
1,740,000	4.000	05/01/2050	1,757,469
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
1,625,000	2.600	05/01/2034	1,607,743
1,100,000	2.750	05/01/2038	1,073,622
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,025,350
Village Community Development District No. 09 Special Assessment RB Series 2011 (NR/NR)
4,245,000	7.000	05/01/2041	4,383,939
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,500,000	5.000	05/01/2032	2,618,875
5,815,000	5.125	05/01/2043	6,108,309
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,300,000	6.000	05/01/2044	4,722,819
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
995,000	4.250	05/01/2043	1,066,192
13,690,000	4.375	05/01/2050	14,669,520
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
10,000,000	3.700	05/01/2050	10,274,000
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)(h)
4,235,000	3.250	05/01/2040	4,260,368
9,410,000	3.500	05/01/2051	9,447,169
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,485,000	4.000	05/01/2033	1,548,499

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate			Maturity Date		Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
$1,180,000		4.000%		05/01/2034		$1,230,457
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,800,000		5.500		05/01/2042		1,870,902
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
955,000		4.625		05/01/2039		1,014,363
1,455,000		4.875		05/01/2050		1,558,669
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
1,000,000		3.750		11/01/2031		1,072,700
1,000,000		4.000		11/01/2036		1,069,600
1,300,000		4.125		11/01/2046		1,374,360
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,860,000		5.500		05/01/2034		3,044,899
3,825,000		5.750		05/01/2044		4,094,854
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000		5.250		05/01/2049		4,250,726
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000		5.350		05/01/2039		14,006
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
210,000		6.600		05/01/2039		212,048
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,235,000		4.200		05/01/2036		3,485,939
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
440,000		4.000		11/01/2024		447,185
1,640,000		5.125		11/01/2038		1,735,612
2,800,000		5.250		11/01/2049		2,960,468
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000		5.125		11/01/2035		1,279,406
1,950,000		5.500		11/01/2045		2,065,810
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000		4.250		11/01/2049		1,255,678
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000		4.750		05/01/2039		2,518,589
3,790,000		5.000		05/01/2050		4,111,581
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
515,000		5.000		05/01/2038		557,354
600,000		5.200		05/01/2048		650,292
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000		4.625		05/01/2039		1,051,538
1,590,000		4.850		05/01/2049		1,695,624

Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100		05/01/2037		831,680
795,000	4.125		05/01/2038		826,148
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000		05/01/2039		1,300,560
2,000,000	5.200		05/01/2050		2,185,000
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,375,000	4.250		06/15/2039		2,534,149
3,525,000	4.375		06/15/2049		3,706,220
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000		11/01/2049		1,029,073
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
75,000	4.000		11/01/2020		75,079
400,000	4.375		11/01/2025		423,216
1,770,000	5.000		11/01/2045		1,872,270
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
390,000	5.375		05/01/2035		417,472
3,045,000	5.625		05/01/2045		3,270,025
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875		05/01/2036		815,810
1,445,000	5.000		05/01/2047		1,508,811

					1,281,077,972

Georgia – 1.8%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/A1)
1,500,000	5.250		07/01/2040		1,648,740
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A2)
1,000,000	4.000		07/01/2040		1,029,490
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB-/Baa3)
10,920,420	8.750		06/01/2029		10,963,446
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
1,555,000	5.250		11/01/2028		1,556,011
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (BB/NR)
900,000	5.125		03/01/2052		807,309
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
6,650,000	5.000		05/15/2043		7,824,057
24,875,000	5.000		05/15/2049		35,460,805
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(d)
49,820,000	(3 Mo. LIBOR + 0.65%), 0.848		10/01/2033		48,244,692

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (A/Baa1)
$2,200,000	5.000%	01/01/2034	$2,722,720
6,000,000	5.000	01/01/2039	7,308,180
29,610,000	5.000	01/01/2049	35,407,638
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,776,010

			156,749,098

Guam – 0.7%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (AA/A2)
1,500,000	5.750	10/01/2043	1,613,805
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/2030	2,513,250
3,355,000	6.875	12/01/2040	3,373,620
Guam Government Limited Obligation RB Section 30 Series 2016 A (BB/NR)
500,000	5.000	12/01/2031	563,570
4,515,000	5.000	12/01/2046	4,927,490
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/2043	7,975,469
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB+/Baa2)
2,560,000	6.375	10/01/2043	2,706,381
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)(e)
14,455,000	5.500	07/01/2023	16,518,451
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
9,675,000	5.000	01/01/2046	10,875,958
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (A-/Baa2)
4,170,000	5.000	01/01/2050	5,029,771
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
1,165,000	5.000	07/01/2033	1,370,436
960,000	5.000	07/01/2035	1,122,883
1,920,000	5.000	07/01/2036	2,238,202
1,365,000	5.000	07/01/2037	1,586,744
Port Authority of Guam RB Series 2018 A (A/Baa2)
2,500,000	5.000	07/01/2048	2,838,650

			65,254,680

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (A-/Baa2)
12,170,000	3.200	07/01/2039	12,399,405
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	734,036
2,750,000	5.000	05/15/2049	2,979,982

			16,113,423

Municipal Bonds – (continued)
Illinois – 12.0%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (BB-/B1)
1,400,000	5.382	12/01/2023	1,418,228
5,440,000	5.482	12/01/2024	5,530,957
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (A/NR)
16,000,000	6.000	04/01/2046	18,502,240
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (A/NR)
1,700,000	5.000	04/01/2042	1,839,519
1,625,000	5.000	04/01/2046	1,748,435
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(c)
4,415,000	0.000	12/01/2027	3,595,929
685,000	0.000	12/01/2028	535,074
9,125,000	0.000	12/01/2029	6,816,740
6,905,000	0.000	12/01/2030	4,964,557
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
125,000	0.000	12/01/2029	93,380
775,000	0.000	12/01/2030	557,209
Chicago Illinois Board of Education GO Bonds Series 2017 A (BB-/NR)(a)
5,500,000	7.000	12/01/2046	6,785,130
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
22,095,000	0.000	12/01/2031	15,242,678
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)
5,000,000	5.500	12/01/2026	5,701,550
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
8,965,000	5.500	12/01/2029	10,538,268
Chicago Illinois Board of Education GO Refunding Bonds Series 2010 F (BB-/B1)
1,305,000	5.000	12/01/2031	1,308,276
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB-/NR)
20,025,000	5.250	12/01/2035	21,361,068
10,410,000	5.250	12/01/2039	11,013,780
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (BB-/B1)
525,000	5.500	12/01/2039	534,823
1,445,000	5.000	12/01/2041	1,459,132
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (BB-/B1)
2,300,000	5.500	12/01/2030	2,722,349
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (BB-/B1)
9,750,000	6.038	12/01/2029	10,058,978

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (BB-/B1)
$9,025,000	4.000%	12/01/2035	$9,066,966
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
54,375,000	7.000	12/01/2044	64,235,906
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
61,035,000	6.500	12/01/2046	71,345,032
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
1,500,000	5.000	12/01/2029	1,867,020
1,250,000	5.000	12/01/2030	1,546,787
1,025,000	5.000	12/01/2031	1,261,324
1,000,000	5.000	12/01/2032	1,222,850
1,250,000	5.000	12/01/2034	1,517,638
1,000,000	5.000	12/01/2035	1,209,230
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (AA/NR)
6,535,000	5.000	12/01/2029	8,133,984
1,000,000	5.000	12/01/2030	1,237,430
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (BBB+/Ba1)(c)
11,415,000	0.000	01/01/2032	7,183,003
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
1,800,000	5.500	01/01/2037	1,885,932
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/2033	8,639,817
6,295,000	5.000	01/01/2034	6,435,190
10,500,000	5.000	01/01/2036	10,702,545
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
6,670,000	5.250	01/01/2035	6,689,010
3,025,000	5.000	01/01/2040	3,033,621
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
18,325,000	5.000	01/01/2033	18,530,423
7,095,000	5.000	01/01/2034	7,169,285
Chicago Illinois GO Bonds Series 2010 B (BBB+/Ba1)
3,145,000	7.517	01/01/2040	3,678,266
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/2039	4,365,550
Chicago Illinois GO Bonds Series 2015 B (BBB+/NR)
14,603,000	7.375	01/01/2033	17,074,412
Chicago Illinois GO Bonds Series 2019 A (BBB+/NR)
20,015,000	5.000	01/01/2044	20,306,218
17,105,000	5.500	01/01/2049	18,349,389
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (BBB+/Ba1)
3,775,000	5.500	01/01/2042	3,931,813

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/2042	2,603,850
Chicago Illinois GO Refunding Bonds Series 2012 B (BBB+/Ba1)
6,615,000	5.432	01/01/2042	6,363,365
Chicago Illinois GO Refunding Bonds Series 2014 A (BBB+/Ba1)
7,230,000	5.000	01/01/2035	7,382,047
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
14,455,000	5.000	01/01/2038	14,752,773
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
2,660,000	6.000	01/01/2038	2,905,066
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (A/NR)
11,630,000	4.000	01/01/2044	12,841,032
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/2039	1,709,685
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (AA/NR)
1,950,000	5.250	01/01/2042	2,357,531
5,460,000	4.000	01/01/2052	5,916,729
Chicago Park District GO Bonds Limited Tax Series 2018 A (AA-/NR)
2,585,000	4.000	01/01/2041	2,720,454
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
2,685,000	5.500	01/01/2037	2,813,182
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
485,000	5.000	01/01/2031	517,257
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (AA/A2)
735,000	5.432	01/01/2042	881,677
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (AA/A2)
7,350,000	6.314	01/01/2044	9,690,167
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,936,000	5.800	03/01/2037	1,590,579
County of Will Illinois GO Bonds Series 2019 (AA+/Aa1)
2,500,000	4.000	11/15/2047	2,868,250
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,256,000	5.625	03/01/2036	1,257,419
Illinois Finance Authority RB for 2018 Blue Island LLC Series 2018 A-1 (NR/NR)*
1,400,000	5.000	12/01/2053	840,000
Illinois Finance Authority RB for BHF Chicago Housing Group C LLC Project Series 2018 A-1 (NR/NR)*
1,500,000	5.100	12/01/2043	412,500
2,150,000	5.250	12/01/2053	591,250
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
745,000	6.125	05/15/2027	746,877

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (BBB+/NR)
$715,000	5.000%	12/01/2034	$814,142
920,000	5.000	12/01/2039	1,028,109
1,175,000	5.000	12/01/2044	1,295,684
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
10,175,000	6.125	04/01/2049	10,456,135
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
950,000	4.000	10/01/2040	1,040,801
950,000	4.000	10/01/2050	1,019,616
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,645,000	4.000	05/15/2027	1,722,710
2,825,000	5.000	05/15/2037	3,016,535
1,055,000	5.000	05/15/2047	1,107,634
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,500,000	4.000	09/01/2035	1,540,755
1,725,000	5.000	09/01/2036	1,906,315
2,000,000	4.000	09/01/2037	2,040,580
1,620,000	5.000	09/01/2038	1,779,910
2,000,000	4.000	09/01/2039	2,028,440
1,500,000	5.000	09/01/2040	1,638,540
1,500,000	4.000	09/01/2041	1,513,410
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	5.000	09/01/2036	562,450
3,470,000	5.000	09/01/2046	3,831,053
Illinois Finance Authority RB Refunding for Navistar International Corp. Series 2020 (CCC/B3)(a)(f)(g)
4,740,000	4.750	08/01/2030	4,814,181
Illinois Finance Authority RB Series 2013 A (BBB-/NR)
3,935,000	5.250	05/15/2047	4,043,173
Illinois Finance Authority RB Series 2013 A (NR/NR)(e)
565,000	5.250	05/15/2023	637,439
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
15,650,000	6.750	10/15/2040	15,686,934
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
1,560,000	4.000	01/01/2038	1,699,433
1,260,000	4.000	01/01/2039	1,368,120
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
50,750,000	5.100	06/01/2033	51,287,443
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
500,000	5.000	03/01/2031	509,415
750,000	5.000	03/01/2037	760,207
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
5,050,000	5.500	07/01/2038	5,224,326
Illinois State GO Bonds Series 2014 (AGM-CR) (AA/A2)
20,000,000	5.000	02/01/2039	21,294,000
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
2,525,000	5.000	05/01/2029	2,644,508
10,000,000	5.000	05/01/2030	10,431,200

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2014 (BBB-/Baa3) – (continued)
5,000,000	5.000	05/01/2031	5,198,500
5,000,000	5.000	05/01/2039	5,100,150
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	5.000	12/01/2035	9,946,405
1,770,000	4.500	12/01/2041	1,759,929
4,730,000	5.000	12/01/2042	4,864,757
Illinois State GO Bonds Series 2017 C (BBB-/Baa3)
59,670,000	5.000	11/01/2029	63,580,772
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
5,845,000	5.000	11/01/2025	6,283,492
16,695,000	5.000	11/01/2026	18,026,927
57,825,000	5.000	11/01/2027	62,730,873
24,325,000	5.000	11/01/2028	26,152,780
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
350,000	5.000	05/01/2032	374,321
1,940,000	5.000	05/01/2033	2,059,174
5,280,000	5.000	05/01/2042	5,444,842
5,280,000	5.000	05/01/2043	5,433,067
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
2,000,000	5.000	11/01/2024	2,150,340
Illinois State GO Bonds Series 2019 C (BBB-/Baa3)
10,825,000	4.000	11/01/2042	10,080,998
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
1,575,000	5.500	05/01/2039	1,724,656
4,250,000	5.750	05/01/2045	4,666,543
Illinois State GO Refunding Bonds Series 2016 (AGM) (AA/A2)
20,175,000	4.000	02/01/2030	21,699,020
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,862,000	6.250	03/01/2034	1,862,689
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(c)
15,690,000	0.000	12/15/2032	10,527,049
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL-RE) (NR/NR)(c)(e)
530,000	0.000	06/15/2030	465,584
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL-RE) (BBB/NR)(c)
9,370,000	0.000	06/15/2030	7,015,787
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(c)
3,200,000	0.000	06/15/2044	1,391,264
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (BBB/NR)(c)
66,700,000	0.000	12/15/2056	13,364,679
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (AA/A2)(c)
18,400,000	0.000	12/15/2056	4,844,720
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(c)
70,000,000	0.000	12/15/2054	15,317,400

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
$11,460,000	4.000%	06/15/2050	$11,612,991
1,340,000	5.000	06/15/2050	1,485,028
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)*
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/2029	872,206
1,010,000	4.750	10/01/2032	1,043,966
Regional Transportation Authority Illinois GO Bonds Series 2016 A (AA/A2)
7,730,000	4.000	06/01/2046	8,340,129
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(e)
5,000,000	7.625	11/01/2023	6,103,150
State of Illinois GO Bonds Series 2010-1 (BBB-/Baa3)
630,000	6.630	02/01/2035	694,670
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
9,500,000	4.250	12/01/2040	9,190,110
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
4,910,000	3.250	11/01/2026	4,835,270
State of Illinois GO Refunding Bonds Series 2018 A (BBB-/ Baa3)
3,000,000	5.000	10/01/2027	3,309,780
8,230,000	5.000	10/01/2028	9,083,039
State of Illinois GO Unlimited Bonds Series 2017 A (BBB-/Baa3)
2,750,000	4.000	12/01/2033	2,699,235
7,950,000	4.250	12/01/2037	7,875,270
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	387,319
900,000	5.000	01/01/2055	910,035
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,810,206
Village of Romeoville RB Refunding for Lewis University Series 2018 B (BBB/NR)
540,000	4.125	10/01/2041	556,896
1,080,000	4.125	10/01/2046	1,108,102

			1,059,328,379

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/2029	1,438,151
1,250,000	5.250	02/01/2034	1,369,438
1,500,000	5.000	02/01/2039	1,617,240
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (BBB/NR)
400,000	4.000	09/15/2049	406,972
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (NR/Ba1)
7,100,000	5.000	06/01/2039	7,332,028

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (NR/Ba1)
865,000	5.000	07/01/2055	922,678
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (BBB+/NR)
6,250,000	5.000	07/01/2048	6,639,062
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
3,110,000	3.000	11/01/2030	3,094,948
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (BBB-/Ba1)
2,250,000	3.000	11/01/2030	2,239,110
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (BBB-/Ba1)
2,500,000	3.000	11/01/2030	2,487,900
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (NR/WR)*
7,520,823	6.500	11/15/2031	2,256

			27,549,783

Iowa – 0.1%
Iowa Finance Authority Midwestern Disaster Area Iowa Fertilizer Company Project RB Refunding Series 2019 (BB-/NR)
3,285,000	3.125	12/01/2022	3,329,315
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (BBB/NR)
2,050,000	4.000	05/15/2055	1,964,617
2,700,000	5.000	05/15/2055	2,866,320

			8,160,252

Kansas – 0.1%
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,211,595
1,215,000	5.000	05/15/2029	1,274,766
2,850,000	5.000	05/15/2034	2,899,761
1,190,000	5.000	05/15/2050	1,140,305

			6,526,427

Kentucky – 0.4%
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(d)
7,865,000	(3 Mo. LIBOR + 0.53%), 0.698	11/01/2027	7,744,430
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (AA/A2)
900,000	4.000	12/01/2041	995,787
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
3,300,000	4.000	06/01/2037	3,667,257
2,925,000	4.000	06/01/2045	3,190,502
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (AA/A2)
1,000,000	4.000	06/01/2037	1,111,290

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
$2,300,000	5.000%	08/01/2049	$2,731,779
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A/A3)(f)(g)
1,275,000	4.000	06/01/2025	1,444,333
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A/NR)
5,000,000	5.750	10/01/2042	5,542,050
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
6,000,000	3.000	10/01/2043	6,137,880

			32,565,308

Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (BB+/NR)
2,125,000	5.000	12/01/2034	2,359,111
2,375,000	5.000	12/01/2039	2,580,271
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	1,926,486
2,300,000	4.375	06/01/2048	2,340,733
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa2)
5,000,000	6.500	11/01/2035	5,016,900
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
2,600,000	5.000	10/01/2039	3,100,656
4,850,000	4.000	10/01/2041	5,360,511
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (A+/NR)
1,380,000	4.000	06/01/2050	1,547,049
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (AA/NR)
3,760,000	3.000	06/01/2050	3,840,276
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A/A3)
5,225,000	5.000	07/01/2059	5,942,915
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (NR/A3)
12,725,000	4.000	05/15/2042	13,905,498
21,250,000	5.000	05/15/2046	24,746,050
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A2)
32,395,000	5.000	01/01/2045	35,964,929
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
4,850,000	5.000	01/01/2048	5,442,961

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. James RB for NuStar Logistics LP Series 2008 (BB-/Ba3)(a)(f)(g)
1,400,000	6.100	06/01/2030	1,653,358
Parish of St. James RB for NuStar Logistics LP Series 2010 (BB-/WR)(a)
2,375,000	6.350	07/01/2040	2,820,645
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(f)(g)
235,000	2.000	04/01/2023	235,743
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (BBB-/Baa3)(f)(g)
950,000	2.200	07/01/2026	953,049
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-2 (BBB-/Baa3)(f)(g)
13,250,000	2.375	07/01/2026	13,417,348
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (AA/A2)
2,000,000	5.000	04/01/2048	2,363,600

			135,518,089

Maine – 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (BBB+/Baa1)
1,000,000	4.000	01/01/2035	1,125,460
1,355,000	4.000	01/01/2036	1,518,047
850,000	4.000	01/01/2037	948,235
1,030,000	4.000	01/01/2038	1,145,030
800,000	4.000	01/01/2039	886,424
1,400,000	4.000	01/01/2040	1,546,412
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A+/A1)
4,000,000	5.000	07/01/2043	4,792,320
5,250,000	5.000	07/01/2048	6,244,403
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A+/A1)
2,080,000	4.000	07/01/2045	2,361,112
2,505,000	4.000	07/01/2050	2,828,746

			23,396,189

Maryland – 0.4%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,040,034
1,500,000	5.000	09/01/2038	1,573,140
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	308,717
200,000	3.700	06/01/2039	187,884
300,000	3.875	06/01/2046	277,866
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	273,859
310,000	3.450	06/01/2035	291,868
550,000	3.500	06/01/2039	514,057
1,650,000	3.625	06/01/2046	1,512,720

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
$1,450,000	5.000%	07/01/2036	$1,524,892
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (A/NR)
1,660,000	4.000	01/01/2045	1,779,255
2,370,000	4.000	01/01/2050	2,530,425
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
4,980,000	4.000	01/01/2045	5,442,692
5,690,000	4.000	01/01/2050	6,198,003
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	1,985,678
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (BB/NR)
2,375,000	5.000	06/01/2058	2,493,513
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (NR/Baa3)
3,050,000	5.000	06/01/2049	3,277,713
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (A-/Baa1)
1,000,000	4.000	07/01/2050	1,093,890
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/NR)
840,000	3.000	10/01/2034	823,133
500,000	4.000	10/01/2040	536,550
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB+/Baa1)
2,100,000	5.000	07/01/2031	2,206,911

			37,872,800

Massachusetts – 0.3%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (AA/Aa1)
10,130,000	3.000	04/01/2044	10,520,208
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (BB/NR)(a)
1,000,000	5.000	11/15/2033	1,061,580
900,000	5.000	11/15/2038	939,618
2,350,000	5.125	11/15/2046	2,432,696
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (BBB+/Baa1)
1,950,000	5.000	10/01/2036	2,180,100
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (A-/NR)
260,000	4.000	12/01/2042	267,662
280,000	5.000	12/01/2042	309,795
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(a)
1,000,000	5.000	07/15/2046	1,139,390
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
2,125,000	4.000	10/01/2045	2,411,471

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
2,125,000	5.000	07/01/2044	2,435,611
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(d)
5,390,000	(3 Mo. LIBOR + 0.57%), 0.738	05/01/2037	5,241,883
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(d)
1,040,000	(3 Mo. LIBOR + 0.57%), 0.738	05/01/2037	1,011,421

			29,951,435

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
53,570,536	4.000	04/01/2034	43,405,527
City of Detroit Financial Recovery GO Bonds Series 2014 B-2 (NR/NR)(f)
971,333	4.000	04/01/2034	787,023
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
3,495,000	5.000	07/01/2037	3,940,368
15,335,000	5.000	07/01/2048	17,081,350
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC) (Q-SBLF) (AA/Aa1)
3,000,000	6.000	05/01/2021	3,099,120
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A1)(d)
4,675,000	(3 Mo. LIBOR + 0.60%), 0.798	07/01/2032	4,458,033
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (AA-/A1)(e)
2,000,000	5.250	07/01/2022	2,177,180
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
3,200,000	5.000	05/15/2037	3,539,456
1,400,000	5.000	05/15/2044	1,518,972
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (A/NR)
1,425,000	5.000	11/01/2045	1,697,403
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
2,800,000	5.000	11/15/2048	3,413,816
5,975,000	4.000	11/15/2050	6,682,918
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
10,275,000	4.000	02/15/2047	11,538,311
24,000,000	4.000	02/15/2050	26,698,800
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (AA/A1)
2,175,000	5.000	07/01/2032	2,497,596
1,750,000	5.000	07/01/2033	2,004,695

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A+/A2)
$355,000	5.000%	07/01/2033	$416,894
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (AA/A1)
2,600,000	5.000	07/01/2035	2,963,974
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (AA-/A1)
1,250,000	5.000	07/01/2034	1,469,200
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A+/A2)
2,100,000	5.000	07/01/2034	2,461,914
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2035	879,255
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (A-/NR)
475,000	4.000	09/01/2045	515,812
500,000	4.000	09/01/2050	539,480
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (AA/A2)
22,545,000	4.125	06/30/2035	25,759,692
7,065,000	4.500	06/30/2048	8,007,824
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
1,875,000	5.000	05/15/2037	2,073,900
1,400,000	5.000	05/15/2044	1,518,972
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC-/NR)(c)
238,600,000	0.000	06/01/2052	23,802,736
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC-/NR)(c)
180,100,000	0.000	06/01/2052	13,507,500
Star International Academy RB Refunding Series 2020 (NR/NR)
2,000,000	5.000	03/01/2030	2,268,780
3,480,000	5.000	03/01/2033	3,890,640

			224,617,141

Minnesota – 0.6%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (AA-/A2)
5,725,000	5.000	05/01/2048	6,896,163
2,300,000	4.000	05/01/2049	2,549,826
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,639,475
3,750,000	6.000	06/15/2039	3,956,213

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (A-/NR)
3,265,000	4.250	02/15/2048	3,541,839
23,575,000	5.250	02/15/2053	27,871,308
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
640,000	3.250	03/01/2025	633,497
660,000	4.000	03/01/2026	673,517
755,000	4.000	03/01/2029	763,071
1,260,000	4.000	03/01/2032	1,257,682
685,000	4.200	03/01/2034	686,891
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (BBB-/NR)
2,400,000	5.000	05/01/2047	2,548,800
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
425,000	4.000	12/01/2034	457,806
650,000	4.000	12/01/2040	685,704

			55,161,792

Missouri – 0.5%
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 A (NR/NR)(a)(f)
481,938	5.000	04/01/2023	73,761
Branson Regional Airport Transportation Development District Taxable RB for Branson Airport Project Series 2018 B (NR/NR)(a)(f)
2,433,245	5.000	04/01/2023	372,408
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
1,925,000	5.000	03/01/2036	2,080,174
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	4,827,093
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	1,001,760
1,150,000	5.000	04/01/2046	1,109,842
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (A-/NR)
2,430,000	5.000	09/01/2043	2,774,039
2,470,000	5.000	09/01/2048	2,799,523
Missouri Health & Educational Facilities Authority RB for The Washington University Series 1994 D (AA+/Aa1)(f)(g)
13,800,000	0.100	10/01/2020	13,800,000
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
1,495,000	5.000	09/01/2030	1,818,294
1,065,000	5.000	09/01/2031	1,287,819
1,230,000	5.000	09/01/2033	1,463,823

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
$8,000,000	4.000%	02/15/2054	$8,898,400
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
400,000	3.000	10/01/2044	402,980
500,000	3.125	10/01/2049	506,495
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,688,074
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			45,229,485

Nevada – 0.3%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
615,000	4.000	06/01/2021	622,152
335,000	5.000	06/01/2022	349,559
290,000	5.000	06/01/2023	309,413
200,000	4.250	06/01/2024	211,160
165,000	5.000	06/01/2024	179,472
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
310,000	4.250	06/01/2037	313,394
450,000	4.375	06/01/2042	453,213
520,000	4.500	06/01/2047	525,944
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
500,000	4.000	06/01/2039	510,345
1,400,000	4.000	06/01/2044	1,412,096
1,375,000	4.000	06/01/2049	1,379,345
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	1,004,853
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
350,000	4.250	06/01/2034	354,564
465,000	4.500	06/01/2039	476,797
345,000	4.625	06/01/2043	354,836
600,000	4.625	06/01/2049	613,272
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (NR/Ba2)(a)
725,000	2.500	06/15/2024	720,418
1,745,000	2.750	06/15/2028	1,710,432
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,675,000	5.100	03/01/2021	1,657,613
870,000	5.100	03/01/2022	839,454
2,335,000	5.125	03/01/2025	2,101,080
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,201,958

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2030	814,240
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (A/Aa3)
635,000	5.000	07/01/2035	745,528
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
2,795,000	5.000	07/01/2043	3,234,346
Las Vegas Convention & Visitors Authority RB Series 2019 B (A/Aa3)
1,325,000	5.000	07/01/2029	1,603,330

			24,698,814

New Hampshire – 1.1%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B/B2)(a)
1,800,000	2.950	04/01/2029	1,781,298
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B/B1)(a)(f)(g)
2,820,000	3.625	07/02/2040	2,788,867
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B/B1)(a)(f)(g)
4,890,000	3.750	07/02/2040	4,835,917
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (A/NR)
10,000,000	5.000	08/01/2059	14,507,900
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (A/NR)
6,595,000	5.000	08/01/2033	8,027,434
6,930,000	5.000	08/01/2034	8,413,089
7,290,000	5.000	08/01/2035	8,819,588
7,660,000	5.000	08/01/2036	9,233,594
8,055,000	5.000	08/01/2037	9,680,982
8,470,000	5.000	08/01/2038	10,152,142
8,900,000	5.000	08/01/2039	10,640,217
9,360,000	5.000	08/01/2040	11,162,923

			100,043,951

New Jersey – 7.0%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
750,000	5.000	03/01/2032	908,047
1,010,000	5.000	03/01/2037	1,201,294
1,205,000	5.000	03/01/2042	1,416,478
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa2)
2,500,000	5.000	06/15/2026	2,573,400
1,000,000	5.000	06/15/2028	1,024,270
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa2)
1,000,000	4.750	06/15/2032	1,050,520
1,000,000	5.000	06/15/2037	1,051,030
1,000,000	5.125	06/15/2043	1,050,600

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
$3,500,000	4.000%	07/01/2032	$3,713,220
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB/NR)
1,000,000	5.375	01/01/2043	1,097,290
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
500,000	5.000	07/01/2037	471,570
1,150,000	5.000	07/01/2047	1,024,224
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (BBB+/Baa1)
4,500,000	5.000	06/15/2041	4,969,350
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
25,180,000	7.425	02/15/2029	31,331,726
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
7,500,000	5.500	04/01/2028	7,499,325
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (B+/Ba3)
8,500,000	5.250	09/15/2029	8,691,250
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,184,450
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (B+/Ba3)
5,000,000	5.625	11/15/2030	5,184,450
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (BBB+/Baa1)
2,470,000	5.000	06/15/2047	2,721,199
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (BBB+/Baa1)
5,000,000	5.000	06/15/2042	5,554,000
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (BB+/Ba1)
3,450,000	4.000	07/01/2042	2,979,041
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (AA/A2)
1,110,000	3.250	07/01/2049	1,140,458
1,000,000	4.000	07/01/2050	1,117,310
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
3,350,000	3.000	07/01/2050	3,175,431
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2028	1,187,700
1,000,000	5.000	07/01/2029	1,181,670
900,000	5.000	07/01/2030	1,054,512

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/2038	10,298,199
5,600,000	5.000	07/01/2046	6,196,680
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(c)
134,205,000	0.000	12/15/2035	80,752,491
63,415,000	0.000	12/15/2036	36,406,551
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (BBB+/Baa1)(c)
41,545,000	0.000	12/15/2035	24,261,865
46,515,000	0.000	12/15/2038	23,646,365
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(c)
12,000,000	0.000	12/15/2026	10,297,920
9,240,000	0.000	12/15/2029	7,049,935
1,900,000	0.000	12/15/2034	1,163,826
New Jersey Transportation Trust Fund Authority RB for Federal Highway Reimbursement Notes Subseries 2016 A-1 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,835,784
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
26,100,000	5.000	06/15/2038	28,248,552
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
2,525,000	5.250	06/15/2041	2,768,587
5,075,000	5.000	06/15/2045	5,478,412
1,750,000	5.000	06/15/2046	1,887,182
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (AA/A2)(c)
11,150,000	0.000	12/15/2033	7,653,694
25,400,000	0.000	12/15/2034	16,848,836
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(c)
5,000,000	0.000	12/15/2027	4,198,550
23,445,000	0.000	12/15/2030	17,485,047
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (BBB+/Baa1)(c)
52,985,000	0.000	12/15/2036	29,559,802
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(c)
2,625,000	0.000	12/15/2033	1,677,559
1,565,000	0.000	12/15/2036	873,098
36,240,000	0.000	12/15/2038	18,422,966
16,135,000	0.000	12/15/2039	7,814,180
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
1,610,000	4.000	12/15/2039	1,690,951
1,880,000	5.000	12/15/2039	2,127,032

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
$5,765,000	5.000%	06/15/2030	$6,637,360
4,600,000	5.000	06/15/2031	5,269,484
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
6,120,000	4.000	12/15/2031	6,588,180
7,180,000	5.000	12/15/2033	8,290,315
6,070,000	5.000	12/15/2035	6,960,105
7,585,000	5.000	12/15/2036	8,653,423
5,275,000	4.250	12/15/2038	5,663,715
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (BBB+/Baa1)
5,675,000	5.000	06/15/2034	6,545,375
20,000,000	5.250	06/15/2043	22,635,200
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (BBB+/Baa1)
8,010,000	4.000	06/15/2044	8,304,928
6,000,000	5.000	06/15/2044	6,668,460
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
25,675,000	5.000	01/01/2048	27,621,165
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (BBB+/NR)
2,650,000	5.000	06/01/2046	3,083,249
2,750,000	5.250	06/01/2046	3,247,035
Tobacco Settlement Financing Corp. RB Series 2018 B (BB+/NR)
29,360,000	5.000	06/01/2046	33,180,910
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
8,045,000	6.750	12/01/2041	8,009,924

			617,556,707

New Mexico – 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (BB+/NR)
500,000	5.000	05/15/2044	524,965
1,000,000	5.000	05/15/2049	1,044,800
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
450,000	4.000	09/01/2033	518,454
375,000	4.000	09/01/2034	427,091
300,000	4.000	09/01/2035	337,257
1,125,000	4.000	09/01/2040	1,236,128

			4,088,695

New York – 5.1%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (AA/Ba1)
1,240,000	3.000	07/15/2043	1,253,095
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (NR/Ba1)
2,750,000	5.000	07/15/2025	3,074,005
2,575,000	5.000	07/15/2026	2,927,131
2,125,000	5.000	07/15/2028	2,418,930
3,105,000	5.000	07/15/2042	3,391,250

Municipal Bonds – (continued)
New York – (continued)
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
2,820,000	4.000	04/01/2050	3,156,680
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (BBB/NR)
645,000	5.000	07/01/2030	745,472
865,000	5.000	07/01/2033	984,344
815,000	5.000	07/01/2035	922,751
640,000	5.000	07/01/2036	723,443
455,000	5.000	07/01/2038	511,302
Metropolitan Transportation Authority RB 2013 B (BBB+/A3)
800,000	5.000	11/15/2038	817,448
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
4,750,000	5.000	02/01/2023	4,897,155
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
4,470,000	4.000	02/01/2022	4,517,024
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (BBB+/A3)
645,000	5.000	11/15/2027	681,133
880,000	5.000	11/15/2028	927,027
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
7,810,000	4.750	11/15/2045	8,128,882
5,835,000	5.000	11/15/2050	6,186,792
3,430,000	5.250	11/15/2055	3,690,989
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
23,425,000	5.000	11/15/2044	24,975,735
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
46,815,000	4.000	11/15/2050	45,221,417
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (BBB+/A3)
1,655,000	5.000	11/15/2025	1,763,982
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (BBB+/A3)
2,555,000	4.000	11/15/2032	2,525,055
950,000	4.000	11/15/2035	935,133
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (BBB+/A3)(c)
300,000	0.000	11/15/2040	128,265
Metropolitan Transportation Authority RB Refunding Series 2016 B (BBB+/A3)
545,000	5.000	11/15/2027	577,945
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
740,000	5.000	11/15/2029	778,369
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (BBB+/A3)
3,635,000	5.000	11/15/2029	3,795,703
Metropolitan Transportation Authority RB Series 2013 A (BBB+/A3)
4,320,000	5.000	11/15/2043	4,409,683

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2013 E (BBB+/A3)
$2,120,000	5.000%	11/15/2038	$2,174,527
Metropolitan Transportation Authority RB Series 2014 A-1 (BBB+/A3)
505,000	5.250	11/15/2039	521,519
1,895,000	5.000	11/15/2044	1,941,806
Metropolitan Transportation Authority RB Series 2016 C-1 (BBB+/A3)
595,000	5.000	11/15/2028	629,308
Metropolitan Transportation Authority RB Subseries 2014 D-1 (BBB+/A3)
2,115,000	5.000	11/15/2039	2,183,886
Metropolitan Transportation Authority RB Subseries 2015 A-1 (BBB+/A3)
490,000	5.000	11/15/2025	519,366
New York City GO Bonds Series 2018 E-1 (AA/Aa2)
5,000,000	5.000	03/01/2044	5,920,900
New York City GO Bonds Subseries 2015 F-6 (AA/Aa2)(f)(g)
29,310,000	0.130	10/01/2020	29,310,000
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,091,960
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/Baa3)
930,000	6.125	01/01/2029	934,473
3,000,000	6.375	01/01/2039	3,014,190
5,000,000	6.500	01/01/2046	5,024,400
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)(h)
1,875,000	3.000	03/01/2049	1,888,313
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (NR/A2)(h)
1,975,000	3.000	03/01/2049	1,941,524
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (BBB/Baa2)
1,000,000	5.000	08/01/2040	1,094,180
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (AAA/Aa1)(f)(g)
10,000,000	0.120	10/02/2020	10,000,000
New York City Water & Sewer System RB Series 2020 GG-1 (AA+/Aa1)
10,000,000	4.000	06/15/2050	11,548,500
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(c)
152,105,000	0.000	06/01/2060	5,150,275
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
13,200,000	5.000	11/15/2044	13,531,848
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (NR/A2)
1,145,000	2.625	09/15/2069	1,152,717

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (NR/Baa2)
1,430,000	2.800	09/15/2069	1,382,481
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (NR/Baa1)
150,000	3.560	07/01/2026	157,095
150,000	3.670	07/01/2027	157,717
60,000	3.760	07/01/2028	63,232
300,000	3.820	07/01/2029	315,702
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
615,000	4.000	07/01/2031	680,319
870,000	4.000	07/01/2032	951,493
925,000	4.000	07/01/2033	1,000,202
845,000	4.000	07/01/2035	899,731
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (AA/A2)
6,645,000	3.000	09/01/2050	6,826,741
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
6,485,000	4.000	09/01/2045	7,008,923
6,170,000	4.000	09/01/2050	6,625,778
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2014 (AMT) (B/B2)(a) (f) (g)
1,685,000	2.875	12/03/2029	1,656,220
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (B/B2)(f)(g)
1,750,000	2.750	09/02/2025	1,762,985
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
5,565,000	4.000	01/01/2036	5,516,807
10,000,000	5.000	01/01/2036	10,600,800
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
1,245,000	5.000	01/01/2029	1,360,150
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (NR/Baa3)
7,050,000	5.000	01/01/2030	7,663,773
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
5,445,000	4.000	10/01/2030	5,562,176
6,725,000	5.000	10/01/2035	7,255,535
7,750,000	5.000	10/01/2040	8,251,890
13,430,000	4.375	10/01/2045	13,478,617
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (AA/A2)
5,010,000	4.000	07/01/2035	5,320,871
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/A2)
2,500,000	4.000	07/01/2041	2,551,600
10,000,000	4.000	07/01/2046	10,149,700
21,200,000	5.250	01/01/2050	22,766,892

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/Baa3)
$9,480,000	4.000%	07/01/2033	$9,801,277
5,025,000	5.000	07/01/2034	5,450,919
4,540,000	5.000	07/01/2041	4,869,786
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (B-/NR)
5,600,000	5.000	08/01/2026	5,613,104
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
6,850,000	5.250	08/01/2031	7,064,131
5,990,000	5.375	08/01/2036	6,208,994
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (BBB/A2)
12,250,000	5.000	07/01/2046	13,049,680
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa2)
1,565,000	5.750	06/15/2035	1,711,437
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (AA/NR)
490,000	4.000	12/01/2032	585,511
590,000	4.000	12/01/2033	701,457
490,000	4.000	12/01/2034	580,748
505,000	4.000	12/01/2035	595,794
610,000	4.000	12/01/2036	716,549
740,000	4.000	12/01/2037	866,214
490,000	4.000	12/01/2038	571,678
1,470,000	3.000	12/01/2039	1,531,049
980,000	3.000	12/01/2040	1,017,436
1,960,000	4.000	12/01/2049	2,209,449
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
405,000	4.000	07/01/2039	406,956
4,835,000	3.000	07/01/2044	3,983,122
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (A+/Aa3)
4,735,000	4.000	07/15/2055	5,189,323
5,685,000	4.000	07/15/2060	6,249,805
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (BBB+/A3)
700,000	5.000	09/01/2038	841,253
955,000	5.000	09/01/2039	1,143,966
945,000	4.000	09/01/2040	1,035,786
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (BBB-/Baa2)
4,375,000	5.000	11/01/2046	4,601,800
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	504,792
610,000	5.000	10/15/2049	637,035
530,000	5.000	10/15/2054	551,486

			453,897,799

Municipal Bonds – (continued)
North Carolina – 0.8%
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (BBB-/NR)
1,370,000	5.000	12/31/2037	1,471,997
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/2032	3,844,422
1,000,000	5.000	03/01/2037	1,012,480
1,000,000	5.000	03/01/2042	1,009,880
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	1,030,094
1,310,000	5.000	10/01/2050	1,409,246
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (AA-/A2)
6,325,000	3.000	07/01/2045	6,503,365
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,448,025
1,650,000	5.000	07/01/2039	1,774,459
1,035,000	4.000	07/01/2044	977,247
1,160,000	5.000	07/01/2044	1,237,778
2,000,000	5.000	07/01/2049	2,117,500
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/2030	1,002,510
2,000,000	5.000	09/01/2037	2,025,420
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (AA/NR)
8,500,000	5.000	01/01/2049	10,438,935
4,250,000	4.000	01/01/2055	4,783,503
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (BBB/NR)
16,000,000	5.000	01/01/2049	19,075,040
5,450,000	4.000	01/01/2055	5,959,520

			67,121,421

Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
770,000	4.000	06/01/2037	904,380
1,025,000	4.000	06/01/2038	1,198,615
1,000,000	4.000	06/01/2039	1,165,380
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (BBB+/NR)
10,630,000	3.000	06/01/2048	10,317,585
4,185,000	4.000	06/01/2048	4,574,121
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
45,075,000	5.000	06/01/2055	47,949,433
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(c)
81,590,000	0.000	06/01/2057	11,491,136

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
$2,400,000	5.250%	11/01/2037	$2,503,584
2,700,000	5.250	11/01/2047	2,767,203
2,320,000	5.250	11/01/2050	2,373,569
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (B/Ba3)
22,490,000	5.375	09/15/2027	22,511,590
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (BB+/NR)
550,000	4.000	09/01/2040	574,794
825,000	4.000	09/01/2045	859,683
1,075,000	5.000	09/01/2049	1,133,641
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (BBB-/Baa3)
29,500,000	8.223	02/15/2040	41,265,190
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
6,250,000	5.000	02/15/2037	7,183,562
7,500,000	5.000	02/15/2042	8,464,200
7,500,000	4.750	02/15/2047	8,301,900
1,500,000	5.000	02/15/2057	1,670,850
1,000,000	5.500	02/15/2057	1,155,200
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (BBB-/NR)
7,500,000	5.000	12/01/2051	7,357,875
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB-/NR)
2,000,000	5.000	01/01/2042	2,045,480
1,610,000	5.000	01/01/2046	1,643,134
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/2048	8,249,920
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
2,275,000	3.750	01/15/2028	2,484,891
2,880,000	4.250	01/15/2038	3,096,346
18,110,000	4.500	01/15/2048	19,361,220
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (NR/Ba1)
4,140,000	3.250	09/01/2029	4,254,347
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,169,589
2,085,000	5.000	12/01/2038	2,231,909
5,000,000	5.000	12/01/2048	5,255,650
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A/A2)
6,650,000	3.000	01/15/2045	6,783,931
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)(h)
10,000,000	7.000	12/01/2042	10,021,700

			252,321,608

Municipal Bonds – (continued)
Oklahoma – 0.8%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (A-/Baa1)
1,075,000	4.000	09/01/2045	1,163,075
1,000,000	5.000	09/01/2045	1,176,100
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (AA/A2)
2,400,000	4.000	08/15/2052	2,634,264
2,500,000	4.125	08/15/2057	2,760,275
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
15,000,000	5.500	08/15/2052	17,497,350
9,500,000	5.500	08/15/2057	11,059,140
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,704,200
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,519,429
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(f)(g)
9,070,000	5.000	06/01/2025	9,144,011

			72,657,844

Oregon – 0.2%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	137,580
225,000	5.375	11/15/2055	239,121
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
1,875,000	5.000	08/15/2045	2,318,400
3,850,000	4.000	08/15/2050	4,316,851
2,850,000	5.000	08/15/2050	3,500,769
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (AA/NR)
5,000,000	4.000	08/15/2045	5,733,800
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
1,750,000	5.000	10/01/2040	2,136,243
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (NR/A3)(a)
860,000	5.000	11/01/2039	1,026,797

			19,409,561

Pennsylvania – 3.0%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB-/NR)
1,500,000	5.000	09/01/2030	1,537,170
1,000,000	5.000	09/01/2035	1,018,230
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
32,000,000	4.000	04/01/2044	35,313,920

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B-/Caa2)
$3,900,000	4.875%	11/01/2024	$3,711,279
2,500,000	5.125	05/01/2030	2,286,125
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (NR/Ba3)(a)
2,000,000	5.000	05/01/2027	2,233,280
1,400,000	5.000	05/01/2032	1,489,418
6,950,000	5.000	05/01/2042	7,250,309
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (NR/Ba3)(a)
250,000	5.000	05/01/2028	277,583
1,000,000	5.000	05/01/2033	1,065,030
2,750,000	5.000	05/01/2042	2,884,200
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa3)
18,000,000	5.000	05/01/2042	18,647,280
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (BBB+/WR)
950,000	5.000	11/01/2029	1,066,460
950,000	5.000	11/01/2030	1,060,989
1,425,000	5.000	11/01/2034	1,565,135
1,690,000	5.000	11/01/2047	1,803,230
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
1,150,000	5.000	10/01/2037	1,240,252
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/2035	511,705
1,000,000	5.000	08/01/2045	1,013,720
Clairton Municipal Authority Sewer RB Series 2012 B (BBB+/NR)
1,000,000	5.000	12/01/2042	1,062,990
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
1,900,000	5.000	06/01/2034	2,361,548
1,900,000	5.000	06/01/2035	2,355,183
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (AA/A1)
6,000,000	4.000	06/01/2039	6,807,480
County of Allegheny GO Notes Refunding Series 2007 C-59B (AGM) (AA/Aa3)(d)
740,000	(3 Mo. LIBOR + 0.55%), 0.718	11/01/2026	731,867
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/2038	1,580,730
Doylestown Hospital Authority RB Series 2019 A (BBB-/Ba1)
1,250,000	4.000	07/01/2045	1,311,713
2,375,000	5.000	07/01/2049	2,623,591
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,157,200

Municipal Bonds – (continued)
Pennsylvania – (continued)
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR) – (continued)
900,000	5.000	12/01/2048	940,365
1,750,000	5.000	12/01/2053	1,809,080
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA-/A1)(d)
52,950,000	(3 Mo. LIBOR + 0.77%), 0.938	05/01/2037	47,273,231
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (AA-/Aa3)
1,300,000	4.000	06/01/2044	1,476,644
2,300,000	5.000	06/01/2044	2,812,785
5,700,000	4.000	06/01/2049	6,427,377
4,225,000	5.000	06/01/2049	5,130,291
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/2027	1,426,880
1,500,000	5.000	04/01/2033	1,518,975
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
750,000	5.000	03/01/2045	767,025
1,000,000	5.000	03/01/2050	1,018,520
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (A-/NR)
2,365,000	5.000	11/15/2045	2,775,422
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (BB+/NR)
1,900,000	5.000	11/01/2044	1,948,735
2,100,000	5.000	11/01/2049	2,142,945
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (BBB+/NR)
945,000	5.000	05/01/2044	1,022,055
1,245,000	5.000	05/01/2049	1,341,513
Pennsylvania Economic Development Financing Authority RB for CarbonLite P LLC Project Series 2019 (AMT) (NR/NR)(a)
5,725,000	5.750	06/01/2036	5,597,447
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B-/Caa1)
2,460,000	8.000	05/01/2029	2,466,396
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (ASSURED GTY) (AA/WR)(d)
9,705,000	(3 Mo. LIBOR + 0.60%), 0.798	07/01/2027	9,532,930
10,750,000	(3 Mo. LIBOR + 0.65%), 0.848	07/01/2039	9,759,710
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB-/NR)
4,000,000	5.000	05/01/2042	4,063,360

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
$4,380,000	5.000%	05/01/2046	$5,398,218
3,145,000	4.000	05/01/2050	3,545,862
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (NR/Baa3)
365,000	5.000	07/01/2031	378,052
400,000	5.000	07/01/2035	408,376
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A-/A3)
3,875,000	5.250	06/01/2047	4,582,033
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,291,772
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (BBB-/NR)
310,000	5.000	08/01/2040	356,571
975,000	5.000	08/01/2050	1,110,642
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (BBB-/Ba1)
2,000,000	5.625	07/01/2042	2,109,420
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
500,000	5.000	07/01/2028	585,570
2,000,000	5.000	07/01/2029	2,328,700
3,000,000	5.000	07/01/2030	3,483,510
2,615,000	5.000	07/01/2031	3,018,861
1,000,000	5.000	07/01/2032	1,148,350
4,425,000	5.000	07/01/2033	5,058,925
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (BB+/NR)
1,020,000	5.000	11/15/2021	1,021,479
2,450,000	5.000	11/15/2028	2,384,536
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (NR/Baa3)
1,100,000	5.000	01/01/2035	1,156,287
2,325,000	5.000	01/01/2038	2,413,373
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
475,000	5.000	10/01/2039	474,853
1,125,000	5.000	10/01/2049	1,101,386
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (BB/NR)
1,000,000	5.000	07/01/2028	1,037,710
1,000,000	5.000	07/01/2035	1,021,250

			263,635,039

Puerto Rico – 7.0%
Commonwealth of Puerto Rico Public Improvement GO Unlimited Refunding Bonds Series 2011 E (NR/Ca)*
2,000,000	6.000	07/01/2029	1,390,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (NR/Ca)
7,495,000	6.000	07/01/2044	7,569,950

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
535,000	4.250	07/01/2025	534,331
115,000	4.500	07/01/2027	114,856
420,000	5.000	07/01/2030	427,350
1,150,000	5.000	07/01/2033	1,167,250
8,710,000	5.125	07/01/2037	8,840,650
24,605,000	5.250	07/01/2042	24,974,075
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (NR/Ca)*
115,000	5.250	07/01/2030	82,369
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
81,230,000	8.000	07/01/2035	51,581,050
Puerto Rico Commonwealth GO Refunding Bonds for Public Improvement Series 2012 A (NR/Ca)*
5,185,000	5.500	07/01/2039	3,435,062
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (AA/A3)
360,000	5.250	07/01/2041	399,568
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
28,730,000	5.250	07/01/2038	29,965,390
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
1,860,000	5.250	07/01/2033	2,055,597
680,000	5.250	07/01/2034	752,869
6,070,000	5.250	07/01/2036	6,698,488
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (NR/C)*
215,000	5.000	07/01/2028	31,712
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)
1,560,000	5.500	07/01/2023	1,658,966
2,050,000	5.500	07/01/2027	2,231,774
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)*
4,000,000	5.250	07/01/2032	2,865,000
4,035,000	5.250	07/01/2037	2,890,069
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2011 C (NR/Ca)*
155,000	6.000	07/01/2035	102,494
205,000	6.500	07/01/2040	138,375
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (D/NR)*
130,000	4.625	07/01/2030	91,650
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(d)
52,372,000	(3 Mo. LIBOR + 0.52%), 0.718	07/01/2029	46,152,825
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL-RE) (NR/Baa2)
1,250,000	5.250	07/01/2032	1,288,363
435,000	5.250	07/01/2035	446,597
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (D/NR)*
80,000	3.500	07/01/2020	55,100
155,000	3.625	07/01/2021	106,756
60,000	3.750	07/01/2022	41,325
390,000	3.875	07/01/2023	268,613

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)*
$215,000	3.300%	07/01/2019	$147,812
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (NR/Ca)*
1,000	5.000	07/01/2024	661
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)*
260,000	4.250	07/01/2020	182,650
25,000	5.250	07/01/2020	17,750
80,000	4.375	07/01/2021	56,200
100,000	4.375	07/01/2022	70,250
65,000	5.000	07/01/2022	46,150
190,000	4.500	07/01/2023	133,950
125,000	5.000	07/01/2024	88,750
90,000	4.625	07/01/2025	63,450
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
65,000	3.700	07/01/2017	44,688
1,230,000	5.000	07/01/2017	870,225
145,000	4.250	07/01/2018	100,231
3,130,000	5.000	07/01/2019	2,214,475
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (D/NR)*
1,295,000	5.000	07/01/2032	919,450
1,385,000	5.000	07/01/2037	983,350
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)*
300,000	4.200	07/01/2019	207,375
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA- 1 (D/NR)*
2,000,000	5.500	07/01/2020	1,425,000
3,765,000	5.250	07/01/2033	2,673,150
Puerto Rico Electric Power Authority RB Series 2010 AAA (NR/Ca)*
4,000	5.250	07/01/2027	2,645
4,000	5.250	07/01/2028	2,645
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA- 1 (D/NR)*
130,000	5.250	07/01/2023	92,300
1,485,000	5.250	07/01/2027	1,054,350
2,115,000	5.250	07/01/2028	1,501,650
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA- 1 (D/NR)*
90,000	5.400	07/01/2028	62,887
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA- 1 (D/NR)*
80,000	5.000	07/01/2022	56,800
90,000	4.250	07/01/2023	63,225
60,000	4.500	07/01/2023	42,300
50,000	4.600	07/01/2024	35,250
210,000	4.625	07/01/2025	148,050
900,000	5.000	07/01/2025	639,000
25,000	5.000	07/01/2026	17,750
40,000	4.800	07/01/2027	28,200

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (D/NR)*
1,175,000	5.950	07/01/2030	828,375
4,620,000	6.050	07/01/2032	3,274,425
115,000	6.250	07/01/2040	81,650
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (D/NR)*
20,000	4.875	07/01/2027	14,100
7,590,000	5.250	07/01/2040	5,388,900
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (D/NR)*
2,130,000	6.125	07/01/2040	1,512,300
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (D/NR)*
1,905,000	4.800	07/01/2029	1,343,025
14,720,000	5.000	07/01/2042	10,451,200
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (D/NR)*
715,000	7.250	07/01/2030	520,163
5,210,000	7.000	07/01/2033	3,777,250
6,190,000	7.000	07/01/2040	4,487,750
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)*
747,236	10.000	07/01/2019	584,712
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)*
747,235	10.000	07/01/2019	584,711
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
5,036,850	10.000	01/01/2021	3,941,335
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
5,036,850	10.000	07/01/2021	3,941,335
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
1,678,950	10.000	01/01/2022	1,313,778
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
1,678,950	10.000	07/01/2022	1,313,778
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (ASSURED GTY) (AA/A3)
2,000,000	5.250	07/01/2041	2,219,820
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (NR/Baa2)
2,395,000	5.250	07/01/2035	2,454,492
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
470,000	5.250	07/01/2032	519,665
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (AA/A2)
100,000	5.500	07/01/2029	111,819
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (ASSURED GTY) (AA/A3)
185,000	5.500	07/01/2031	208,580
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (AGM-CR) (AA/A2)
2,455,000	5.500	07/01/2029	2,745,156

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
$330,000	5.500%	07/01/2026	$366,614
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (NR/C)
3,825,000	5.250	07/01/2031	4,072,095
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (ASSURED GTY) (AA/A3)
320,000	5.250	07/01/2034	354,291
27,260,000	5.250	07/01/2036	30,065,054
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (NR/Baa2)
1,570,000	5.250	07/01/2033	1,617,179
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-RE-IBC) (NR/Baa2)
4,920,000	4.750	07/01/2038	4,952,177
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(c)
4,785,000	0.000	07/01/2034	2,582,991
3,850,000	0.000	07/01/2035	1,980,671
2,250,000	0.000	07/01/2037	1,053,968
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (COMWLTH GTD) (NR/Ca)*
1,000,000	6.125	07/01/2023	811,250
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(c)
4,313,000	0.000	07/01/2031	3,148,404
10,295,000	0.000	07/01/2033	6,890,340
77,325,000	0.000	07/01/2046	21,829,621
121,370,000	0.000	07/01/2051	24,804,387
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
124,951,000	4.329	07/01/2040	127,346,311
562,000	4.536	07/01/2053	576,572
12,699,000	4.784	07/01/2058	13,243,152
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,109,716
3,447,000	4.550	07/01/2040	3,563,405
25,341,000	4.750	07/01/2053	26,354,894
71,774,000	5.000	07/01/2058	75,871,578

			619,564,082

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC-/NR)(c)
124,220,000	0.000	06/01/2052	18,108,792

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,099,000	6.875	11/01/2035	3,103,896
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (A-/NR)
2,365,000	5.000	11/15/2047	2,682,785

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A/A2)
7,790,000	5.250	12/01/2055	8,992,854
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
2,250,000	4.000	04/15/2045	2,547,293
2,000,000	3.000	04/15/2049	2,035,020

			19,361,848

Tennessee – 0.2%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
2,200,000	4.000	08/01/2044	2,428,866
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (BBB+/Baa1)
1,900,000	5.000	08/01/2049	2,256,687
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
5,230,000	4.000	07/01/2040	5,782,183
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A-/Baa1)
1,500,000	5.000	08/15/2042	1,566,615
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (NR/A3)
2,500,000	5.000	07/01/2040	2,896,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (BBB-/NR)
315,000	5.000	10/01/2029	356,252
230,000	5.000	10/01/2034	256,128
375,000	5.000	10/01/2039	409,920
450,000	5.000	10/01/2048	484,650
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	892,016
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (BBB-/NR)
2,000,000	5.375	12/01/2047	2,046,760

			19,376,077

Texas – 4.7%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
650,000	4.250	09/01/2023	673,777
500,000	4.625	09/01/2028	559,695
2,160,000	5.125	09/01/2038	2,453,458
2,580,000	5.250	09/01/2047	2,902,964
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (BBB-/NR)
1,480,000	5.000	01/01/2029	1,510,414

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
$1,950,000	5.250%	12/01/2035	$2,142,972
2,435,000	5.000	12/01/2040	2,561,376
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A-/Baa1)
3,900,000	5.000	01/01/2045	4,421,313
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2016 (A-/Baa1)
1,600,000	5.000	01/01/2040	1,843,680
2,465,000	5.000	01/01/2046	2,820,157
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
2,575,000	5.000	01/01/2045	3,143,534
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,487,928
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
6,000,000	5.125	11/01/2033	6,375,120
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
970,000	4.000	09/01/2050	985,879
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	457,248
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,296,529
1,700,000	5.750	09/01/2047	1,946,738
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,380,000	4.250	09/01/2049	2,483,601
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,802,862
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,815,000	7.500	09/01/2045	4,069,117
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,760,000	6.250	09/01/2045	1,837,229
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,430,244
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
910,000	4.350	08/15/2039	928,164
1,920,000	4.500	08/15/2048	1,958,227

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
2,050,000	3.250	08/15/2043	2,138,806
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,764,770
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,506,218
2,435,000	5.000	09/01/2044	2,678,062
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
2,235,000	4.500	09/01/2032	2,528,567
4,715,000	4.500	09/01/2038	5,218,798
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,596,363
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
1,500,000	5.000	08/15/2043	1,504,470
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,533,993
900,000	4.750	09/01/2044	974,223
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,337,578
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	1,000,613
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	614,093
2,415,000	4.500	09/15/2049	2,551,568
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	914,744
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)(h)
1,890,000	4.000	09/01/2054	1,909,977
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	317,040
525,000	4.625	09/15/2049	561,503
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
785,000	4.250	09/15/2039	851,898
3,000,000	4.375	09/15/2049	3,214,440

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
$1,155,000	5.750%	09/15/2039	$1,245,390
2,055,000	6.000	09/15/2049	2,212,557
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,601,777
5,200,000	5.125	09/15/2048	5,643,976
3,830,000	6.125	09/15/2048	4,143,103
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
550,000	5.250	09/01/2040	575,982
355,000	5.625	09/01/2040	371,880
560,000	4.125	09/01/2049	599,973
1,510,000	5.375	09/01/2050	1,580,215
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,414,674
1,465,000	4.500	09/01/2048	1,553,398
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,688,403
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,050,000	4.375	09/01/2049	1,123,122
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	129,395
175,000	4.125	09/01/2050	180,094
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	442,760
835,000	5.000	09/01/2049	916,755
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,336,705
1,185,000	5.500	09/01/2039	1,297,587
1,490,000	4.750	09/01/2049	1,577,642
2,140,000	5.750	09/01/2049	2,341,138
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	777,165
1,250,000	4.000	09/01/2050	1,310,575
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	111,603
500,000	4.125	09/15/2040	509,055
1,520,000	4.375	09/15/2050	1,547,481
600,000	5.125	09/15/2050	609,912
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,887,970
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
765,000	5.375	09/01/2040	792,808
1,800,000	5.625	09/01/2050	1,876,284

Municipal Bonds – (continued)
Texas – (continued)
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
240,000	4.500	09/01/2023	248,021
780,000	5.000	09/01/2028	870,090
1,935,000	5.600	09/01/2038	2,197,967
2,470,000	5.700	09/01/2047	2,773,711
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000	04/01/2032	3,384,972
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
195,000	3.750	08/15/2024	195,532
350,000	4.000	08/15/2029	349,468
1,150,000	4.500	08/15/2035	1,135,223
875,000	5.000	08/15/2044	877,205
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa2)
1,545,000	4.750	05/01/2038	1,600,836
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa2)
5,685,000	4.750	11/01/2042	5,857,710
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,575,000	5.000	09/01/2027	1,653,404
895,000	5.000	09/01/2032	917,026
1,315,000	5.125	09/01/2037	1,329,504
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (AA+/NR)(b)
15,140,000	0.000	10/01/2046	17,138,329
11,100,000	0.000	10/01/2047	12,579,408
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(d)
23,855,000	(3 Mo. LIBOR + 0.67%), 0.858	08/15/2035	21,951,132
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL-RE) (BB/Baa2)(c)
2,000,000	0.000	11/15/2036	867,860
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,425,385
1,800,000	4.750	09/01/2049	1,911,852
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
595,000	3.750	09/01/2032	648,467
510,000	3.875	09/01/2037	553,365
930,000	4.000	09/01/2047	1,001,191
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
15,835,000	5.000	07/15/2028	16,349,473
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (BB-/NR)
875,000	5.000	07/01/2027	908,653
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
2,750,000	5.000	07/15/2027	2,855,655

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (BB-/NR)
$2,780,000	5.000%	07/15/2027	$2,886,808
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/Ba3)
10,000,000	6.625	07/15/2038	10,160,200
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (B/Ba3)
9,250,000	5.000	07/01/2029	9,400,497
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (B/NR)
10,500,000	5.000	07/15/2035	10,544,415
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
1,950,000	5.000	12/01/2045	2,013,043
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
390,000	4.500	09/01/2023	406,009
785,000	5.000	09/01/2028	883,408
1,170,000	5.375	09/01/2038	1,305,896
1,930,000	5.125	09/01/2047	2,119,912
1,500,000	5.500	09/01/2047	1,658,790
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(a)
19,675,000	4.625	10/01/2031	20,808,477
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (BBB-/NR)
1,850,000	5.000	09/15/2043	2,020,921
2,800,000	5.000	09/15/2048	3,044,188
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (BB+/NR)(a)
1,465,000	5.000	08/15/2051	1,544,066
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
335,000	5.000	04/01/2031	321,493
300,000	5.000	04/01/2036	280,098
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (NR/WR)(e)
1,000,000	5.000	04/01/2025	1,196,910
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/2046	1,286,997
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
8,500,000	5.000	01/01/2048	9,903,945
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	10,006,094

Municipal Bonds – (continued)
Texas – (continued)
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,094,970
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	177,917
460,000	6.000	09/15/2046	464,113
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	863,915
3,275,000	4.375	09/15/2049	3,428,892
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (BB+/NR)
7,300,000	5.000	05/15/2045	7,704,785
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(d)
6,520,000	(3 Mo. LIBOR + 0.70%), 0.868	12/15/2026	6,471,361
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (BBB/Baa2)
5,000,000	4.000	12/31/2037	5,628,350
3,750,000	4.000	12/31/2038	4,207,350
3,000,000	4.000	12/31/2039	3,355,380
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
3,900,000	5.000	12/31/2050	4,158,219
3,900,000	5.000	12/31/2055	4,151,004
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (NR/Baa3)
5,000,000	6.750	06/30/2043	5,673,450
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
24,790,000	5.000	06/30/2058	28,413,306
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (A-/Baa1)
2,850,000	5.000	08/15/2042	3,177,950
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,550,254
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
1,400,000	5.000	09/01/2047	1,525,244
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	390,020
457,000	3.375	12/01/2040	457,091
786,000	3.500	12/01/2047	785,937

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
$127,000	4.000%	12/01/2021	$129,911
500,000	4.000	12/01/2027	536,590
1,545,000	4.750	12/01/2035	1,666,097

			418,595,041

Utah – 0.3%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
8,150,000	7.100	08/15/2023	8,476,326
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	9,982,783
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,915,291
Salt Lake City RB for International Airport Series 2017 A (AMT) (A+/A2)
6,000,000	5.000	07/01/2047	6,880,320

			27,254,720

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	976,950

Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (NR/Caa2)
10,775,000	5.000	10/01/2025	10,707,979
7,910,000	5.000	10/01/2029	7,821,329
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (NR/Caa2)
6,080,000	5.000	10/01/2032	5,951,043
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (B/NR)
9,850,000	5.000	10/01/2039	8,897,013
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (AA/A2)
3,515,000	5.000	10/01/2039	3,909,067
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Caa3)
2,000,000	6.000	10/01/2039	1,907,680

			39,194,111

Virginia – 1.5%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (BBB+/NR)
2,700,000	5.000	10/01/2045	2,874,015
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (BBB-/NR)
5,000,000	5.000	01/01/2050	5,231,250
5,000,000	5.000	01/01/2059	5,171,200

Municipal Bonds – (continued)
Virginia – (continued)
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
990,000	6.250	03/01/2021	1,002,840
2,000,000	6.625	03/01/2026	2,027,500
7,000,000	6.875	03/01/2036	7,089,950
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
710,000	4.000	04/01/2045	716,284
880,000	5.000	04/01/2049	968,792
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B-/B3)
11,560,000	6.706	06/01/2046	11,931,423
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
236,845,000	0.000	06/01/2047	46,978,206
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (CCC-/NR)(c)
34,250,000	0.000	06/01/2047	6,471,538
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
1,375,000	5.000	12/31/2047	1,546,284
26,545,000	5.000	12/31/2056	29,694,829
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (NR/Baa3)
520,000	5.000	12/31/2052	582,681
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (BBB-/NR)
4,250,000	5.000	01/01/2044	4,377,712
3,370,000	5.000	07/01/2049	3,466,955
Virginia Small Business Financing Authority Solid Waste Disposal Facilities RB for Covanta Holding Corp. Project Series 2018 (AMT) (B/NR)(a)(f)(g)
1,000,000	5.000	07/01/2038	1,017,890

			131,149,349

Washington – 1.4%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (BB/NR)
7,355,000	5.000	04/01/2030	7,551,893
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,790,000	5.000	08/01/2049	4,501,497
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (A/NR)
1,125,000	4.000	05/01/2050	1,226,295
Washington State Convention Center Public Facilities District RB Series 2018 (BBB/A3)
5,500,000	5.000	07/01/2058	6,063,090
Washington State Convention Center Public Facilities District RB Series 2018 (BBB+/A1)
16,450,000	5.000	07/01/2048	18,353,430
37,700,000	4.000	07/01/2058	38,967,097
35,975,000	5.000	07/01/2058	39,915,701

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (BB/NR)(a)
$1,350,000	5.000%	01/01/2049	$1,411,911
3,800,000	5.000	01/01/2055	3,941,512

			121,932,426

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (BBB-/NR)
955,000	3.000	03/01/2035	897,843
2,685,000	3.000	03/01/2037	2,472,751
2,685,000	3.250	03/01/2041	2,461,527
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (BB-/B1)(f)(g)
3,250,000	5.000	07/01/2025	3,347,435
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. – Amos Project Series 2010 A (A-/Baa1)
4,750,000	5.375	12/01/2038	4,784,818
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
6,120,000	5.000	01/01/2043	7,183,105
13,000,000	4.125	01/01/2047	13,945,490
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (NR/Baa1)
1,650,000	5.000	09/01/2038	1,938,882
1,525,000	5.000	09/01/2039	1,786,660

			38,818,511

Wisconsin – 0.9%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (AA/A2)
900,000	5.000	07/01/2044	1,048,815
2,350,000	4.125	07/01/2049	2,552,782
1,300,000	5.000	07/01/2054	1,500,070
1,600,000	5.000	07/01/2058	1,844,736
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
305,000	4.000	06/15/2029	310,752
385,000	5.000	06/15/2039	397,100
495,000	5.000	06/15/2049	504,549
430,000	5.000	06/15/2054	437,220
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
5,900,000	4.300	11/01/2030	6,443,449
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
760,000	4.000	07/01/2045	822,890
950,000	4.000	07/01/2050	1,022,855
1,185,000	4.000	07/01/2055	1,271,612
1,520,000	4.000	07/01/2059	1,630,823

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (NR/Ba1)(a)
1,300,000	5.000	06/15/2054	1,373,606
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (BB-/NR)
520,000	4.000	07/01/2030	523,422
700,000	5.000	07/01/2040	732,893
1,875,000	5.000	07/01/2055	1,929,450
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
3,100,000	5.250	03/01/2045	3,291,363
7,110,000	5.250	03/01/2055	7,492,945
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,604
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (BBB-/NR)
2,600,000	5.200	12/01/2037	2,904,408
1,525,000	5.350	12/01/2045	1,691,713
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(a)
565,000	5.000	04/01/2040	605,590
2,000,000	5.000	04/01/2050	2,111,420
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
1,425,000	4.000	01/01/2045	1,581,636
1,900,000	3.000	01/01/2050	1,844,957
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	1,998,711
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
12,080,000	4.000	01/01/2052	11,205,046
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,449,898
1,360,000	5.000	09/01/2054	1,348,957
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(a)
3,205,000	6.125	10/01/2049	2,964,689
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (BB/NR)(a)
1,020,000	5.000	10/01/2034	1,085,321
350,000	5.000	10/01/2039	367,321
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (BBB/NR)
575,000	5.000	11/15/2044	623,720
765,000	5.000	11/15/2049	825,978
Public Finance Authority Student Housing RB for CHF- Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/2047	3,355,137

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
$385,000	4.000%	03/15/2040	$412,832
1,115,000	5.000	03/15/2050	1,292,920
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
1,315,000	3.000	02/01/2042	1,290,265
435,000	4.000	02/01/2045	457,711

			74,613,163

Wyoming – 0.4%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A/A3)
32,340,000	3.625	07/15/2039	34,870,928

TOTAL MUNICIPAL BONDS
(Cost $8,108,878,223)			$8,679,525,795

Corporate Bonds – 0.4%
Health Care Equipment & Services – 0.2%
CommonSpirit Health
$1,293,000	4.350%	11/01/2042	$1,405,787
Prime Healthcare Foundation, Inc. Series B
16,525,000	7.000	12/01/2027	19,503,479

			20,909,266

Real Estate(i) – 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
12,165,000	9.750	12/01/2039	12,218,283

TOTAL CORPORATE BONDS
(Cost $29,603,275)			$33,127,549

TOTAL INVESTMENTS – 98.6%
(Cost $8,138,481,498)			$8,712,653,344

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			121,881,478

NET ASSETS – 100.0%			$8,834,534,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CA MTG INS	—Insured by California Mortgage Insurance
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SD CRED PROG	—School District Credit Program
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
USD	—United States Dollar
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.411%	Bank of America NA	03/20/2023	USD 4,000	$58,877	$(48,940)	$107,817
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.700	0.286	JPMorgan Chase Bank NA	06/20/2021	10,000	107,529	—	107,529
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.411		03/20/2023	9,000	132,472	(110,115)	242,587
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.446		09/20/2023	15,000	248,116	(207,364)	455,480
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.830	1.971		06/20/2021	10,000	(4,927)	—	(4,927)
California State Various Purpose GO Bonds Series 2003, 5.250%, 11/01/2023	1.000	0.459	Morgan Stanley Co., Inc.	12/20/2023	10,000	174,322	(91,226)	265,548
Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	1.000	2.739		12/20/2023	10,000	(479,072)	(246,926)	(232,146)

TOTAL						$237,317	$(704,571)	$941,888

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 95.0%
Alabama – 1.6%
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B-/Caa2)
$100,000	5.750%	10/01/2049	$90,054
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
125,000	5.000	10/01/2030	144,715
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
200,000	5.500	10/01/2053	222,290
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
30,000	6.500	10/01/2053	35,282
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 F (BBB/NR)(a)
125,000	0.000	10/01/2050	123,246

			615,587

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Refunding Asset- Backed Bonds Series 2006 A (NR/B3)
75,000	5.000	06/01/2046	75,371

Arizona – 2.9%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
470,000	(3 Mo. LIBOR + 0.81%), 1.008	01/01/2037	438,280
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (AA-/NR)
25,000	3.375	07/01/2041	25,508
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	95,653
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (A-/NR)
140,000	5.000	11/15/2042	158,047
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (BBB+/A3)
305,000	5.000	12/01/2037	411,512

			1,129,000

Arkansas – 0.1%
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/NR)
50,000	5.000	06/01/2027	56,033

California – 7.2%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A2)(c)
200,000	0.000	08/01/2036	131,216
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/NR)
50,000	4.000	06/01/2049	55,507
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/NR)
25,000	5.000	06/01/2049	28,470

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(c)
250,000	0.000	06/01/2055	54,370
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (BB+/NR)(c)
400,000	0.000	06/01/2055	40,876
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (BBB-/NR)
75,000	5.000	12/31/2037	86,973
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	57,839
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	57,490
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	206,221
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	25,084
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	113,960
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	272,975
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	26,668
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(c)
300,000	0.000	06/01/2047	63,600
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 C-1 (CCC/NR)(c)
250,000	0.000	06/01/2036	90,082
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (A+/Aa3)
60,000	5.000	05/15/2030	73,823
Modesto Irrigation District Financing Authority RB for Domestic Water Project Series 2007 F (NATL-RE) (AA-/Baa2)(b)
25,000	(3 Mo. LIBOR + 0.63%), 0.795	09/01/2037	22,499
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(c)
50,000	0.000	08/01/2033	38,925
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	127,133

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date			Value

Municipal Bonds – (continued)
California – (continued)
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL-RE) (A+/Aa3)(b)
$100,000	(3 Mo. LIBOR + 0.55%), 0.715%		06/01/2034		$87,762
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (AA-/Aa2)(c)
300,000	0.000		07/01/2031		252,510
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A/A1)
500,000	4.000		05/01/2050		547,240
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (A/A1)
150,000	5.000		05/01/2022		160,885
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
100,000	4.000		08/01/2032		111,459
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000		09/01/2047		27,655

					2,761,222

Colorado – 3.5%
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (AA/Aa2)
100,000	4.000		11/15/2043		114,222
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
400,000	4.000		08/01/2039		450,752
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A/A2)
75,000	5.250		12/01/2048		89,646
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (B/NR)
100,000	5.000		10/01/2032		100,481
Denver Health & Hospital Authority RB Refunding Series 2019 A (BBB/NR)
335,000	5.000		12/01/2033		402,023
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(c)
20,000	0.000		09/01/2034		15,047
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/A2)(c)
110,000	0.000		09/01/2030		93,442
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
65,000	5.000		12/01/2026		79,774

					1,345,387

Connecticut – 0.1%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
25,000	5.500		08/01/2029		30,425

Municipal Bonds – (continued)
Florida – 19.9%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000		3.250%		05/01/2031		101,145
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000		3.750		05/01/2029		57,403
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
80,000		3.625		06/01/2024		81,665
Bellagio Community Development District Special Assessment Bonds Series 2013 (BBB/NR)
50,000		6.000		11/01/2027		57,514
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)
100,000		5.875		07/01/2054		70,000
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
250,000		5.250		12/01/2058		246,732
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (NR/Baa3)
200,000		4.000		08/01/2030		225,702
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (NR/Ba2)(d)
100,000		4.000		12/01/2028		99,651
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
30,000		4.250		05/01/2037		32,472
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (A/NR)
145,000		4.000		11/01/2039		162,733
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000		3.500		12/15/2029		102,137
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000		3.125		05/01/2030		170,870
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A/A1)
40,000		5.000		09/01/2035		47,830
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
265,000		2.700		05/01/2025		265,397
310,000		3.125		05/01/2030		311,147
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (BBB+/Baa2)
225,000		4.000		08/15/2045		246,006
100,000		4.000		08/15/2050		108,889
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000		5.000		11/01/2039		107,618
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
200,000		5.000		05/01/2035		231,172

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
$100,000	4.000%	06/01/2030	$100,287
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	100,324
Florida Development Finance Corp. RB Refunding for Nova Southeastern University Inc Series 2020 A (A-/Baa1)
100,000	5.000	04/01/2028	122,754
Florida Development Finance Corp. RB Refunding for Virgin Trains USA Florida LLC Series 2019 A (AMT) (NR/NR)(d)(e)(f)
100,000	6.375	01/01/2026	86,500
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (BBB+/NR)
150,000	5.000	03/01/2047	158,254
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
125,000	3.700	11/01/2029	130,739
Grand Oaks Community Development District Special Assessment Bonds Assesstment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	102,318
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
50,000	3.750	11/01/2024	50,968
50,000	4.750	11/01/2039	53,345
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	102,644
50,000	4.375	11/01/2049	52,287
Herons Glen Recreation District Special Assessment Refunding Boonds Series 2020 (BAM) (AA/NR)
60,000	3.000	05/01/2036	62,224
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
100,000	2.875	05/01/2025	100,607
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	105,882
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	25,553
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	99,576
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	86,711
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	100,402
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
200,000	2.500	05/01/2025	199,998

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250%	05/01/2029	126,275
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
100,000	4.000	05/01/2049	101,259
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
60,000	2.000	05/01/2028	61,970
70,000	2.000	05/01/2029	71,410
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	105,556
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	77,966
Miami RB Refunding Parking System Series 2019 (BAM) (AA/A2)
100,000	4.000	10/01/2038	116,276
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
60,000	3.250	05/01/2024	61,140
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (A/NR)
100,000	4.000	05/01/2036	109,397
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
210,000	2.625	05/01/2034	208,601
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)(d)
100,000	2.750	05/01/2025	100,200
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	122,993
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	101,480
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
100,000	2.625	05/01/2040	101,862
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(d)
90,000	2.625	05/01/2025	90,181
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
25,000	4.000	11/01/2031	27,600
St. Johns County Industrial Development Authority RB Refunding Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (A-/NR)
150,000	4.000	08/01/2055	160,070
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	53,651

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(d)
$60,000	3.750%	06/15/2029	$62,455
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	80,447
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	51,129
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	102,606
University Park Recreation District Special Assessment Series 2019 (BAM) (AA/NR)
85,000	3.375	05/01/2045	93,401
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	51,520
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	102,535
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
100,000	2.625	05/01/2024	101,328
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)(g)
50,000	1.875	05/01/2025	50,112
50,000	2.625	05/01/2030	50,342
50,000	3.000	05/01/2035	50,337
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
125,000	4.000	05/01/2040	129,085
100,000	4.000	05/01/2051	102,156
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	53,816
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	160,052
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
75,000	3.500	05/01/2023	76,202

			7,682,866

Georgia – 0.3%
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
75,000	5.000	05/15/2049	106,917

Guam – 0.4%
Guam Government Business Privilege Tax RB Refunding Series 2015 D (BB/NR)
55,000	5.000	11/15/2022	58,460

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
75,000	5.000	07/01/2037	87,184

			145,644

Illinois – 18.2%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
245,000	0.000	12/01/2029	183,025
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL-RE) (BB-/Baa2)(c)
45,000	0.000	12/01/2031	31,044
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (BB-/B1)
30,000	5.500	12/01/2026	34,378
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(c)
295,000	0.000	12/01/2025	258,824
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (BB-/NR)
100,000	7.000	12/01/2044	118,135
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (BB-/NR)
100,000	6.500	12/01/2046	116,892
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
455,000	5.000	12/01/2026	552,083
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
530,000	5.250	01/01/2035	531,510
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
75,000	5.000	01/01/2033	75,841
Chicago Illinois GO Refunding Bonds Series 2017 A (BBB+/NR)
375,000	6.000	01/01/2038	409,549
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
70,000	5.000	01/01/2039	79,785
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A/Baa2)
50,000	5.000	11/01/2042	53,086
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (BBB+/Ba1)
200,000	5.500	01/01/2037	209,548
Cook County Illinois GO Refunding Bonds Series 2010 A (A+/A2)
175,000	5.250	11/15/2033	175,703
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	102,763
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
305,000	5.000	10/01/2033	382,113

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
$100,000	4.000%	01/01/2038	$108,938
Illinois State GO Bonds Pension Funding Series 2003 (BBB-/Baa3)
155,000	5.100	06/01/2033	156,641
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
35,000	4.500	12/01/2041	34,801
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
100,000	5.000	11/01/2021	102,690
600,000	5.000	11/01/2028	645,084
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
750,000	5.000	05/01/2032	802,118
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
50,000	5.500	05/01/2039	54,751
290,000	5.750	05/01/2045	318,423
Illinois State GO Refunding Bonds Series 2018 B (BBB-/Baa3)
350,000	5.000	10/01/2031	377,349
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (BBB/NR)
260,000	5.000	06/15/2022	274,537
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL-RE) (BBB/Baa2)(c)
90,000	0.000	12/15/2032	60,385
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB/NR)
45,000	5.000	12/15/2028	46,962
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (BBB/NR)(c)
35,000	0.000	12/15/2054	7,659
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (BBB/NR)
65,000	4.000	06/15/2050	65,868
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
60,000	5.000	03/01/2021	61,145
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
580,000	4.250	12/01/2040	561,080
State of Illinois GO Bonds Series 2017 D (BBB-/Baa3)
30,000	3.250	11/01/2026	29,543

			7,022,253

Indiana – 0.8%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (A-/NR)(e)(f)
35,000	2.100	11/01/2026	36,958
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (BBB-/Ba1)
100,000	3.000	11/01/2030	99,516
Indiana Municipal Power Agency RB Refunding Series 2016 A (A+/A1)
135,000	5.000	01/01/2042	157,773

			294,247

Municipal Bonds – (continued)
Kentucky – 1.1%
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A/A1)(e)(f)
250,000	1.300	09/01/2027	249,137
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (AA/A2)
75,000	4.000	06/01/2045	81,808
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (A/NR)
100,000	4.000	10/01/2040	113,292

			444,237

Louisiana – 1.2%
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A-/A2)
200,000	5.000	01/01/2048	224,452
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(e)(f)
250,000	2.125	07/01/2024	251,570

			476,022

Massachusetts – 0.4%
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (BB+/NR)(d)
120,000	5.000	07/15/2023	130,520
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(b)
30,000	(3 Mo. LIBOR + 0.57%), 0.738	05/01/2037	29,176

			159,696

Michigan – 2.4%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(f)
255,000	4.000	04/01/2034	206,614
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (BBB-/NR)
100,000	5.000	05/15/2037	110,608
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A/A2)
100,000	5.000	11/15/2048	121,922
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (AA-/A1)
220,000	4.000	02/15/2047	247,049
Star International Academy RB Refunding Series 2020 (NR/NR)
100,000	5.000	03/01/2030	113,439
100,000	5.000	03/01/2033	111,800

			911,432

Minnesota – 0.1%
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (NR/Ba2)
25,000	4.000	03/01/2032	24,954

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
$60,000	2.500%	04/01/2022	$60,408
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(e)(f)
75,000	1.600	06/16/2025	77,203

			137,611

Nebraska – 0.1%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(e)(f)
25,000	4.000	08/01/2025	28,734

New Hampshire – 0.1%
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (A-/Baa1)(e)(f)
40,000	2.800	10/02/2023	41,829

New Jersey – 4.6%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
40,000	5.000	03/01/2032	48,429
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (BBB+/Baa2)
100,000	4.000	07/01/2032	106,092
New Jersey Economic Development Authority RB Series 1997 A (NATL-RE) (BBB+/Baa1)
50,000	7.425	02/15/2029	62,216
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (BBB+/NR)
25,000	5.000	07/01/2035	30,029
100,000	5.000	07/01/2045	116,699
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(c)
120,000	0.000	12/15/2032	80,224
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (BBB+/Baa1)
125,000	4.000	06/15/2029	127,947
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
20,000	5.000	06/15/2046	21,568
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(c)
190,000	0.000	12/15/2027	159,545
240,000	0.000	12/15/2030	178,989
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (BBB+/Baa1)(c)
155,000	0.000	12/15/2033	99,056
235,000	0.000	12/15/2038	119,464
40,000	0.000	12/15/2039	19,372
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (BBB+/Baa1)
90,000	4.000	12/15/2031	96,885
140,000	5.000	12/15/2032	162,499
215,000	5.000	12/15/2033	248,248

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (BBB+/Baa1)(c)
110,000	0.000	12/15/2032	73,538
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (NR/Baa1)
20,000	5.000	01/01/2037	21,951

			1,772,751

New York – 7.5%
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (BBB+/A3)
75,000	4.750	11/15/2045	78,062
75,000	5.000	11/15/2050	79,522
75,000	5.250	11/15/2055	80,707
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (BBB+/A3)
100,000	5.000	11/15/2044	106,620
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (BBB+/A3)
185,000	4.000	11/15/2050	178,703
Metropolitan Transportation Authority RB Refunding Series 2016 D (BBB+/A3)
175,000	5.250	11/15/2031	187,154
Metropolitan Transportation Authority RB Refunding Series 2017 D (BBB+/A3)
250,000	5.000	11/15/2032	264,250
Metropolitan Transportation Authority RB Series 2012 B (BBB+/A3)
200,000	4.000	11/15/2029	196,494
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (AA/A2)(g)
50,000	4.000	03/01/2045	56,751
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (NR/A2)(g)
50,000	4.000	03/01/2045	55,819
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(c)
1,000,000	0.000	06/01/2060	33,860
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
100,000	3.500	02/15/2048	103,690
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
100,000	4.000	07/01/2031	110,621
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (BBB/Baa2)
200,000	5.000	07/01/2035	241,452
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (BBB/Baa3)
250,000	4.000	09/01/2037	276,487
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
25,000	5.000	01/01/2023	26,066
150,000	5.000	01/01/2027	164,138
200,000	5.000	01/01/2028	220,058
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
15,000	5.000	01/01/2029	16,387

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (BB+/Baa3)
$30,000	4.000%	10/01/2030	$30,646
20,000	5.000	10/01/2035	21,578
25,000	5.000	10/01/2040	26,619
65,000	4.375	10/01/2045	65,235
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (B-/NR)
15,000	5.375	08/01/2036	15,548
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (BBB-/NR)
135,000	3.000	07/01/2044	111,214
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (A+/Aa3)
110,000	5.000	09/01/2034	137,064

			2,884,745

North Carolina – 0.9%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(e)(f)
75,000	1.375	06/16/2025	76,428
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (AA/NR)
225,000	5.000	01/01/2035	281,052

			357,480

Ohio – 2.1%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (A-/NR)
50,000	4.000	06/01/2039	58,269
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
525,000	5.000	06/01/2055	558,480
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
20,000	5.000	02/15/2042	22,571
20,000	5.500	02/15/2057	23,104
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	160,745

			823,169

Oklahoma – 0.4%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
35,000	5.000	08/15/2038	40,624
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (B-/NR)(e)(f)
100,000	5.000	06/01/2025	100,816

			141,440

Municipal Bonds – (continued)
Oregon – 0.5%
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (A+/NR)
175,000	4.000	08/15/2050	196,221

Pennsylvania – 1.3%
Coatesville School District GO Bonds Series 2020 (NR/NR)
100,000	5.000	11/13/2020	100,201
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (BB+/NR)
100,000	5.000	03/01/2040	103,183
Pennsylvania Turnpike Commission RB Series 2018 A (AA/Aa3)
80,000	5.250	12/01/2044	101,009
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
95,000	5.000	07/01/2033	108,610
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (BB+/NR)
100,000	5.000	10/01/2049	97,901

			510,904

Puerto Rico – 8.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (NR/Ca)
25,000	4.250	07/01/2025	24,969
130,000	5.125	07/01/2037	131,950
50,000	5.750	07/01/2037	51,313
85,000	5.250	07/01/2042	86,275
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 B (NR/Ca)*
50,000	5.000	07/01/2035	35,562
Puerto Rico Commonwealth GO Bonds Series 2014 A (NR/Ca)*
100,000	8.000	07/01/2035	63,500
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL-RE) (NR/Baa2)
200,000	6.000	07/01/2027	205,204
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (NR/C)
390,000	5.250	07/01/2038	406,770
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
100,000	5.250	07/01/2036	110,354
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (NR/C)(c)
105,000	0.000	07/01/2028	74,519
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (NR/Ca)*
30,000	5.250	07/01/2032	21,487
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (D/NR)*
145,000	4.250	07/01/2020	101,863
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
115,000	5.250	07/01/2032	127,152
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR) (AGC-ICC) (AA/A2)
435,000	5.500	07/01/2026	483,263

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (NR/C)(c)
$120,000	0.000%	07/01/2029	$81,017
100,000	0.000	07/01/2037	46,843
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(c)
18,000	0.000	07/01/2024	16,620
27,000	0.000	07/01/2027	22,920
24,000	0.000	07/01/2029	18,886
25,000	0.000	07/01/2033	16,732
157,000	0.000	07/01/2046	44,322
375,000	0.000	07/01/2051	76,639
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
295,000	4.329	07/01/2040	300,655
15,000	4.536	07/01/2053	15,389
25,000	4.784	07/01/2058	26,071
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	255,618
20,000	4.550	07/01/2040	20,675
20,000	4.750	07/01/2053	20,800
283,000	5.000	07/01/2058	299,157

			3,186,525

South Carolina – 0.8%
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
75,000	5.000	04/15/2035	95,037
175,000	4.000	04/15/2036	203,782

			298,819

Texas – 4.8%
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB-/NR)
35,000	5.000	01/01/2023	34,287
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
50,000	2.500	09/15/2035	49,292
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
152,000	2.875	09/01/2025	153,707
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	110,690
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
255,000	2.750	09/01/2025	259,011
100,000	3.750	09/01/2040	103,622
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A/A1)
20,000	5.000	11/01/2023	20,079
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	100,252

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (AA-/A1)
175,000	5.000	05/15/2030	223,419
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (B/NR)
100,000	5.000	07/15/2028	103,240
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (BB-/NR)
100,000	5.000	07/15/2027	103,842
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (A/NR)
35,000	5.000	05/15/2030	45,802
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (BB-/NR)(d)
100,000	4.625	10/01/2031	105,761
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (BBB-/Baa3)
200,000	5.000	12/31/2055	212,872
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (BBB-/Baa3)
150,000	5.000	06/30/2058	171,924
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	50,000

			1,847,800

Virginia – 0.9%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (CCC-/NR)(c)
300,000	0.000	06/01/2047	59,505
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
50,000	5.000	12/31/2049	55,997
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (BBB/Baa3)
200,000	5.000	12/31/2056	223,732

			339,234

Washington – 0.6%
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A+/A1)
200,000	5.000	04/01/2038	241,434

West Virginia – 0.3%
West Virginia GO Bonds Bid Group 2 Series 2019 A (AA-/Aa2)
100,000	5.000	12/01/2043	127,530

Wisconsin – 1.1%
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (BBB-/Baa3)
190,000	4.300	11/01/2030	207,501
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	03/01/2030	101,560

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (BB/NR)(d)
$100,000	5.000%	04/01/2040	$107,184
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (BB/NR)(d)
25,000	6.125	10/01/2049	23,125

			439,370

TOTAL MUNICIPAL BONDS
(Cost $36,113,333)			$36,656,889

Corporate Bond(h) – 0.3%
Real Estate – 0.3%
Benloch Ranch Improvement Association No. 1 Series 2020
$100,000	9.750%	12/01/2039	$100,438

TOTAL CORPORATE BOND
(Cost $100,000)			$100,438

TOTAL INVESTMENTS – 95.3%
(Cost $36,213,333)			$36,757,327

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%			1,805,286

NET ASSETS – 100.0%			$38,562,613

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(f)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	When-issued security.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	—Agency Insured Custody Certificate
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ASSURED GTY	—Insured by Assured Guaranty
BAM	—Build America Mutual Assurance Co.
COPS	—Certificates of Participation
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
Mo.	—Month
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NR	—Not Rated
RB	—Revenue Bond
RMKT	—Remarketed
SD CRED PROG	—School District Credit Program
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 99.1%
Alabama – 0.8%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (AA/Aa1)
$3,385,000	5.000%	05/01/2023	$3,798,715
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A/A3)(a)(b)
20,035,000	4.000	12/01/2025	22,970,929
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (AA/A2)
280,000	5.000	08/01/2021	289,999
190,000	5.000	08/01/2022	204,615
225,000	5.000	08/01/2023	251,381
485,000	5.000	08/01/2024	559,404
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (BBB+/NR)
75,000	4.000	10/01/2020	75,000
85,000	4.000	10/01/2021	87,275
85,000	4.000	10/01/2022	89,527
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A/A1)(a)(b)
3,335,000	1.000	06/26/2025	3,344,471
Jacksonville State University RB Refunding Series 2020 (A-/A2)
650,000	3.000	12/01/2021	667,985
475,000	3.000	12/01/2022	498,047
315,000	3.000	12/01/2023	336,137
275,000	4.000	12/01/2024	309,317
375,000	4.000	12/01/2025	430,669
550,000	4.000	12/01/2026	642,400
Jefferson County RB Refunding Warrants Series 2017 (AA/NR)
3,025,000	5.000	09/15/2021	3,161,639
1,225,000	5.000	09/15/2022	1,338,031
2,000,000	5.000	09/15/2023	2,266,940
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB/NR)
1,300,000	5.000	10/01/2021	1,356,654
1,745,000	5.000	10/01/2022	1,895,698
3,125,000	6.500	10/01/2053	3,675,219
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
225,000	2.000	10/01/2024	234,695
Prattville Industrial Development Board RB Refunding for International Paper Co. Series 2019 C (BBB/Baa2)(a)(b)
675,000	2.000	10/01/2024	704,086
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
1,875,000	2.000	10/01/2024	1,955,794
Selma Industrial Development Board RB Refunding for International Paper Co. Series 2020 A (BBB/Baa2)(a)(b)
6,500,000	1.375	06/16/2025	6,623,760
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A/A3)(a)
	(1 Mo. LIBOR + 0.85%),
25,100,000	0.954	06/01/2024	25,022,943
Troy University RB Refunding Series 2019 A (BAM) (AA/A1)
400,000	4.000	11/01/2021	415,776
850,000	4.000	11/01/2022	909,236

			84,116,342

Municipal Bonds – (continued)
Alaska – 0.5%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A+/A1)
640,000	5.000	12/01/2022	701,241
1,240,000	5.000	12/01/2023	1,411,740
1,775,000	5.000	12/01/2024	2,088,696
1,500,000	5.000	12/01/2025	1,812,165
Borough of North Slope GO Bonds for General Purpose Series 2018 A (AA/Aa2)
1,060,000	5.000	06/30/2021	1,098,075
1,110,000	5.000	06/30/2023	1,146,808
Borough of North Slope GO Bonds for General Purpose Series 2019 A (AA/Aa2)
16,555,000	5.000	06/30/2021	17,149,655
6,775,000	5.000	06/30/2022	7,342,271
10,225,000	5.000	06/30/2023	11,489,526
Borough of North Slope GO Bonds for Schools Series 2019 B (AA/Aa2)
990,000	5.000	06/30/2023	1,112,433
Municipality of Anchorage GO Refunding Bonds Series 2018 D (AAA/NR)
5,025,000	4.000	09/01/2022	5,390,569
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/A1)
490,000	4.625	06/01/2023	490,147
State of Alaska International Airports System RB Refunding Series 2010 A (AMT) (A+/A1)
1,470,000	5.000	10/01/2023	1,473,308

			52,706,634

Arizona – 1.6%
Arizona Department of Transportation State Highway RB Series 2013 A (AA+/Aa2)
14,290,000	5.000	07/01/2023	15,470,354
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (AA+/Aa1)
9,000,000	1.958	07/01/2024	9,393,390
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(c)
	(3 Mo. LIBOR + 0.81%),
62,700,000	1.008	01/01/2037	58,468,377
Arizona Health Facilities Authority Hospital RB for CommonSpirit Health Obligated Group Series 2011 B-1 (BBB+/Baa1)
5,000,000	5.250	03/01/2039	5,085,800
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (A/NR)
170,000	5.000	11/01/2020	170,639
250,000	5.000	11/01/2021	262,330
250,000	5.000	11/01/2022	272,965
755,000	5.000	11/01/2023	855,475
1,055,000	5.000	11/01/2024	1,234,340
340,000	5.000	11/01/2025	410,227

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (BB+/NR)
$675,000	5.000%	01/01/2022	$678,355
600,000	5.000	01/01/2023	604,518
575,000	5.000	01/01/2024	579,755
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (BB/NR)
485,000	5.000	01/01/2022	483,919
505,000	5.000	01/01/2023	502,419
560,000	5.000	01/01/2024	554,674
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2016 (AA+/Aa1)
5,820,000	5.000	07/01/2021	6,030,684
Chandler Industrial Development Authority RB for Intel Corp. Series 2019 (AMT) (A+/A1)(a)(b)
10,365,000	5.000	06/03/2024	11,962,143
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (BBB+/A2)
3,000,000	2.107	07/01/2021	3,018,270
3,150,000	2.163	07/01/2022	3,199,644
2,050,000	2.226	07/01/2023	2,099,405
County of Pinal RB Refunding Series 2014 (AA-/NR)
2,465,000	5.000	08/01/2021	2,563,970
Glendale City GO Refunding Bonds Series 2015 (AGM) (AA/A1)
3,400,000	4.000	07/01/2021	3,496,934
1,665,000	5.000	07/01/2022	1,805,859
Maricopa County Community College District GO Refunding Bonds Series 2016 (AAA/Aaa)
9,505,000	5.000	07/01/2021	9,850,602
16,400,000	5.000	07/01/2023	18,502,480
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (AA-/Ba2)
125,000	4.000	07/01/2023	135,847
135,000	4.000	07/01/2024	150,383
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2003 A (BBB/Baa2)(a)(b)
3,750,000	1.050	06/01/2022	3,762,300

			161,606,058

Arkansas – 0.1%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (BBB+/NR)
250,000	5.000	08/01/2021	258,460
250,000	5.000	08/01/2022	268,612
235,000	5.000	08/01/2023	261,783
400,000	5.000	08/01/2024	460,544
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ST AID WITHHLDG) (NR/Aa2)
1,295,000	3.000	02/01/2021	1,306,629
1,950,000	3.000	02/01/2022	2,019,595
1,510,000	3.000	02/01/2023	1,596,644

Municipal Bonds – (continued)
Arkansas – (continued)
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,075,000	3.000	10/01/2020	1,075,000
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (NR/Aa2)
6,050,000	3.000	02/01/2021	6,106,326

			13,353,593

California – 7.3%
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (AMBAC) (BBB+/Baa2)(d)
255,000	0.000	10/01/2020	255,000
Alameda Corridor Transportation Authority RB for Capital Appreciation Refunding Subordinate Lien Series 2004 A (ETM) (AMBAC) (NR/Aaa)(d)(e)
12,325,000	0.000	10/01/2020	12,325,000
Atwater Wastewater RB Refunding Series 2017 A (AGM) (AA/NR)
500,000	5.000	05/01/2021	513,530
335,000	5.000	05/01/2022	359,586
300,000	5.000	05/01/2023	334,935
265,000	5.000	05/01/2024	306,748
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(a)
10,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 1.010	05/01/2023	10,067,100
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/WR)(a)
7,000,000	(SIFMA Municipal Swap Index Yield + 0.90%), 1.010	05/01/2023	7,046,970
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 1.25%), 1.360	04/01/2027	15,102,450
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 C (AA/Aa3)(a)(b)
11,175,000	2.100	04/01/2022	11,385,313
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (BBB-/NR)
255,000	5.000	05/01/2021	259,105
1,000,000	5.000	05/01/2023	1,045,230
535,000	5.000	05/01/2024	566,576
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (A/NR)
300,000	3.000	06/01/2021	305,328
425,000	5.000	06/01/2024	493,841
450,000	5.000	06/01/2026	554,450
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (BBB+/NR)
400,000	1.375	06/01/2030	399,996

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (A/NR)
$500,000	3.000%	06/01/2021	$508,880
400,000	4.000	06/01/2022	423,992
400,000	4.000	06/01/2023	437,668
750,000	5.000	06/01/2024	871,485
700,000	5.000	06/01/2025	840,371
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (BBB+/NR)
1,000,000	1.750	06/01/2030	1,007,960
California Health Facilities Financing Authority RB for Kaiser Foundation Hospitals Series 2017 (AA-/NR)(a)(b)
7,695,000	5.000	11/01/2022	8,449,033
California Health Facilities Financing Authority RB Refunding for Sutter Health Obligated Group Series 2011 D (A+/A1)
1,810,000	5.250	08/15/2031	1,882,255
California Infrastructure & Economic Development Bank RB for DesertXpress Enterprises LLC Series 2020 A (AMT) (NR/Aaa)(a)(b)(f)
30,000,000	0.450	07/01/2021	30,000,000
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Project Series 2013 A-1 (AAA/Aaa)(a)
	(1 Mo. LIBOR + 0.33%),
20,000,000	0.439	04/01/2022	20,022,000
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (A-/NR)(a) (b) (f)
1,800,000	1.300	02/03/2025	1,819,782
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (NR/Baa1)
325,000	5.000	10/01/2020	325,000
250,000	5.000	10/01/2021	258,680
250,000	5.000	10/01/2022	267,000
225,000	5.000	10/01/2023	247,120
275,000	5.000	10/01/2024	309,870
275,000	5.000	10/01/2025	316,910
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
100,000	4.000	06/01/2022	102,988
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
2,490,000	0.600	09/01/2023	2,486,116
California Pollution Control Financing Authority RB for Republic Services, Inc. Series 2017 (AMT) (BBB+/NR)(a)(b)(f)
15,250,000	0.600	10/15/2020	15,252,135
California Pollution Control Financing Authority RB Refunding for Republic Services, Inc. Series 2010 (AMT) (BBB+/NR)(a)(b)(f)
15,000,000	0.500	11/02/2020	15,003,450
California State University RB Taxable Bonds Series 2020 D (AA-/Aa2)
320,000	0.349	11/01/2022	320,109
3,455,000	0.475	11/01/2023	3,456,416
2,870,000	0.685	11/01/2024	2,871,607
8,555,000	0.885	11/01/2025	8,563,812

Municipal Bonds – (continued)
California – (continued)
California State University RB Taxable Bonds Series 2020 E (AA-/Aa2)
800,000	0.475	11/01/2023	800,328
1,105,000	0.685	11/01/2024	1,105,619
1,360,000	0.885	11/01/2025	1,361,401
California State Various Purpose GO Bonds RMKT 11/15/17 Series 2013 B (AA-/Aa2)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.38%), 0.490	12/01/2022	14,997,450
California State Various Purpose GO Bonds Series 2014 (AA-/Aa2)
6,850,000	5.000	05/01/2044	7,829,413
California State Various Purpose GO Bonds Series 2020 (AA-/Aa2)
5,000,000	5.000	11/01/2024	5,949,900
5,565,000	5.000	11/01/2025	6,854,744
8,500,000	5.000	11/01/2026	10,777,150
California State Various Purpose GO Refunding Bonds Series 2020 (AA-/Aa2)
11,655,000	4.000	11/01/2024	13,396,956
2,000,000	3.000	11/01/2025	2,262,480
7,000,000	5.000	11/01/2025	8,622,320
14,275,000	4.000	11/01/2026	17,245,913
2,755,000	5.000	11/01/2026	3,493,065
California Statewide Communities Development Authority RB for Irvine East Campus Apartments, CHF-Irvine LLC Series 2017 (NR/Baa1)
1,545,000	5.000	05/15/2021	1,577,028
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (BBB+/NR)
300,000	5.000	01/01/2021	303,012
500,000	5.000	01/01/2022	525,040
500,000	5.000	01/01/2023	544,590
California Statewide Communities Development Authority RB Refunding for Irvine East Campus Apartments, CHF-Irvine LLC Series 2016 (NR/Baa1)
1,250,000	5.000	05/15/2021	1,275,912
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
195,000	3.000	09/01/2021	198,915
205,000	3.000	09/01/2022	212,831
210,000	3.000	09/01/2023	221,945
215,000	3.000	09/01/2024	230,093
225,000	4.000	09/01/2025	254,383
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (AA-/NR)(d)
2,515,000	0.000	08/01/2023	2,492,918
City of Montebello RB Series 2020 (AGM) (AA/NR)
1,000,000	1.936	06/01/2021	1,007,950
1,000,000	2.403	06/01/2024	1,054,870
1,000,000	2.503	06/01/2025	1,071,610
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	188,489
250,000	4.000	09/01/2026	286,323

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (A/NR)
$5,000,000	5.000%	06/01/2021	$5,150,950
6,000,000	5.000	06/01/2022	6,439,500
6,000,000	5.000	06/01/2023	6,684,720
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (BB-/NR)
12,400,000	3.500	06/01/2036	12,570,128
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (A-/NR)
3,630,000	3.678	06/01/2038	3,861,594
Irvine City Limited Obligation Improvement Bonds Reassessment District No. 15-2 Series 2015 (NR/NR)
775,000	5.000	09/02/2021	805,760
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,907,612
1,135,000	5.000	09/01/2023	1,273,629
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	651,312
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	564,470
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	264,198
415,000	4.000	09/01/2023	450,491
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
785,000	5.000	09/01/2021	813,488
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (A+/Aa3)
27,900,000	5.720	05/01/2027	35,451,135
Los Angeles Unified School District GO Bonds Series KRY 2010 CA (A+/Aa3)
29,145,000	5.250	07/01/2028	29,309,086
Los Angeles Unified School District GO Refunding Bonds 2014 C (A+/Aa3)
4,520,000	5.000	07/01/2027	5,281,439
Municipal Improvement Corp. of Los Angeles RB Refunding for City of Los Angeles Series 2020 C (AA-/NR)
1,670,000	0.890	11/01/2024	1,683,343
2,735,000	1.040	11/01/2025	2,765,660
Natomas Unified School District GO Refunding Bonds Series 2013 (BAM) (AA/A1)
650,000	4.000	09/01/2021	672,964
Newport Mesa Unified School District GO Bonds Series 2011 (AA+/Aaa)(d)(e)
11,625,000	0.000	08/01/2021	1,928,123
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (BBB+/A3)(c)
	(3 Mo. LIBOR + 0.72%),
9,945,000	0.918	07/01/2027	9,844,953
Pittsburg Successor Agency Redevelopment Agency Tax Allocation Refunding Series 2016 A (AGM) (AA/NR)
2,900,000	5.000	09/01/2025	3,523,007

Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	400,512
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	189,259
195,000	4.000	09/01/2024	213,695
205,000	4.000	09/01/2025	227,939
210,000	4.000	09/01/2026	235,568
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
675,000	5.000	09/01/2021	700,441
800,000	5.000	09/01/2022	860,184
1,835,000	5.000	09/01/2023	2,045,034
Sacramento City Unified School District GO RB Refunding Series 2012 (BBB/A3)
26,940,000	4.000	07/01/2029	28,039,152
Sacramento City Unified School District GO RB Refunding Series 2014 (BBB/NR)
1,000,000	5.000	07/01/2021	1,033,280
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE) (AA/Aa2)(c)
	(3 Mo. LIBOR + 0.53%),
54,485,000	0.695	12/01/2035	47,142,601
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2020 B (AA/Aa2)
4,400,000	0.872	12/01/2024	4,437,136
4,900,000	1.042	12/01/2025	4,942,091
Sacramento Municipal Utility District RB Series 2019 A (AA-/NR)(a)(b)
22,130,000	5.000	10/17/2023	24,629,141
San Diego Community College District GO Bonds for Election of 2006 Series 2013 (AAA/Aaa)(g)
42,470,000	0.000	08/01/2041	23,570,850
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2011 C (AMT) (A/A1)(e)
1,500,000	5.000	05/01/2021	1,541,220
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A/A1)
6,900,000	5.000	05/01/2026	7,380,654
10,000,000	5.000	05/01/2027	10,681,800
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (NR/Baa3)
350,000	4.000	08/01/2021	358,866
360,000	4.000	08/01/2022	379,274
385,000	4.000	08/01/2023	414,329
855,000	4.000	08/01/2024	937,781
930,000	4.000	08/01/2025	1,030,812
1,020,000	3.000	08/01/2026	1,084,658

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Jose City Financing Authority Taxable RB Refunding for Civic Center Refunding Project 2020 A (AA/Aa2)
$970,000	0.541%	06/01/2022	$970,223
990,000	0.642	06/01/2023	990,129
725,000	0.844	06/01/2024	724,898
735,000	0.994	06/01/2025	734,787
Sequoia Union High School District GO Refunding Bonds Series 2020 (NR/Aaa)
160,000	1.600	07/01/2023	164,754
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (A/NR)
240,000	4.000	07/01/2021	245,873
230,000	4.000	07/01/2022	242,455
260,000	4.000	07/01/2023	281,304
240,000	4.000	07/01/2024	265,382
300,000	4.000	07/01/2025	337,767
320,000	4.000	07/01/2026	364,704
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (AA-/Aa2)
12,400,000	2.367	04/01/2022	12,758,856
State of California GO Bonds RMKT 10/01/12 Series 2004 B-2 (AA+/Aa1)(a)(b)
20,975,000	0.120	10/01/2020	20,975,000
State of California GO Unlimited Various Purpose Bonds Series 2019 A (AA-/Aa2)
29,705,000	2.350	04/01/2022	30,557,236
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (AA-/Aa2)
52,000,000	5.000	10/01/2022	57,005,520
Stockton Public Financing Authority Wastewater RB Series 2019 (A/NR)
8,950,000	1.400	06/01/2022	8,989,649
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (BBB/Baa1)
690,000	4.750	06/01/2023	691,125
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (A/NR)
2,500,000	5.000	06/01/2021	2,574,625
2,000,000	5.000	06/01/2022	2,146,500
1,750,000	5.000	06/01/2024	2,022,878
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (BBB+/NR)
580,000	2.250	06/01/2029	627,067
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (A-/NR)
650,000	5.000	10/01/2020	650,000
1,200,000	5.000	10/01/2026	1,491,372
University of California RB Series 2020 BF (AA/Aa2)
500,000	0.628	05/15/2023	502,110
785,000	0.833	05/15/2024	792,222

			724,988,720

Municipal Bonds – (continued)
Colorado – 2.2%
City of Aurora COPS Refunding Series 2019 (AA/Aa1)
1,000,000	5.000	12/01/2020	1,007,830
450,000	5.000	12/01/2021	474,935
375,000	5.000	12/01/2022	413,025
275,000	5.000	12/01/2023	315,425
875,000	5.000	12/01/2024	1,041,556
City of Boulder Water & Sewer RB Refunding Series 2012 (AAA/Aa1)
1,000,000	5.000	12/01/2020	1,007,990
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (AA+/Aa2)
1,520,000	5.000	11/15/2024	1,816,126
1,000,000	5.000	11/15/2025	1,237,210
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (BBB+/Baa1)(e)
13,360,000	5.250	01/01/2023	14,830,402
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A-/A3)
100,000	5.000	10/01/2021	104,440
450,000	5.000	10/01/2022	489,249
300,000	5.000	10/01/2024	349,665
450,000	5.000	10/01/2027	562,275
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
3,965,000	5.000	08/01/2025	4,683,220
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
4,320,000	5.000	08/01/2025	5,102,525
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
8,275,000	5.000	08/01/2025	9,614,722
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (A-/NR)
1,000,000	5.000	12/01/2020	1,006,230
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (A-/NR)(e)
700,000	5.000	06/01/2021	722,232
500,000	5.000	06/01/2022	539,235
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (A+/NR)
3,025,000	5.000	11/01/2020	3,036,132
2,245,000	5.000	11/01/2021	2,355,476
1,825,000	5.000	11/01/2022	1,994,634
1,730,000	5.000	11/01/2023	1,963,637
1,275,000	5.000	11/01/2024	1,495,677
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
965,000	5.000	01/01/2022	1,018,789
810,000	5.000	01/01/2023	890,822
1,500,000	5.000	01/01/2024	1,712,385

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (A+/NR)
$1,000,000	2.075%	11/01/2020	$1,000,440
800,000	2.185	11/01/2021	805,384
1,275,000	2.237	11/01/2022	1,290,172
1,250,000	2.396	11/01/2023	1,273,663
Denver City & County Airport RB Refunding Series 2019 D (A+/A1)(a)(b)
8,345,000	5.000	11/15/2022	9,103,310
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (AA+/Aa2)(e)
24,395,000	5.000	12/01/2022	26,905,245
Denver City & County School District No. 1 GO Refunding Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa2)(e)
4,060,000	5.000	12/01/2021	4,288,416
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (BBB/NR)(f)
2,415,000	5.000	12/01/2020	2,429,321
4,110,000	5.000	12/01/2021	4,280,647
4,315,000	5.000	12/01/2022	4,641,473
4,530,000	5.000	12/01/2023	5,021,596
4,760,000	5.000	12/01/2024	5,411,977
Denver Health & Hospital Authority COPS Series 2018 (BBB/NR)
110,000	5.000	12/01/2020	110,652
220,000	5.000	12/01/2021	229,135
300,000	5.000	12/01/2022	322,698
E-470 Public Highway Authority RB Refunding Series 2020 A (A/A2)
150,000	5.000	09/01/2023	170,137
450,000	5.000	09/01/2024	528,962
300,000	5.000	09/01/2025	363,960
2,800,000	5.000	09/01/2040	3,188,416
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/A2)(d)
20,115,000	0.000	09/01/2028	18,036,517
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA/Aa2)(e)
5,925,000	4.000	12/15/2022	6,422,345
12,040,000	5.000	12/15/2022	13,315,156
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (AA/Baa3)
25,000	5.000	12/01/2021	26,274
50,000	5.000	12/01/2022	54,637
150,000	5.000	12/01/2024	175,230
State of Colorado COPS Series 2020 A (AA-/Aa2)
1,375,000	5.000	12/15/2023	1,583,299
1,440,000	5.000	12/15/2024	1,719,777
3,530,000	5.000	12/15/2025	4,360,115
University of Colorado Hospital Authority RB Refunding for University of Colorado Health Obligated Group Series 2019 C (AA/Aa3)(a)(b)
17,870,000	5.000	11/15/2024	20,706,862
University of Colorado Hospital Authority RB Series 2017 C-2 (AA/Aa3)(a)(b)
7,240,000	5.000	03/01/2022	7,514,903

Municipal Bonds – (continued)
Colorado – (continued)
University of Colorado RB Green Bonds Series 2019 C (AA+/Aa1)(a)(b)
15,705,000	2.000	10/15/2024	16,601,127
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (AA/NR)
150,000	5.000	12/01/2021	157,318
165,000	5.000	12/01/2022	179,853
195,000	5.000	12/01/2023	220,366
200,000	5.000	12/01/2024	233,552
180,000	5.000	12/01/2025	216,452

			222,675,231

Connecticut – 2.9%
City of New Haven GO Bonds Series 2018 A (BBB+/NR)
1,250,000	5.000	08/01/2021	1,287,750
1,000,000	5.000	08/01/2023	1,089,000
945,000	5.000	08/01/2024	1,054,006
600,000	5.000	08/01/2025	682,908
City of New Haven GO Bonds Series 2019 A (AGM) (AA/A2)
1,500,000	5.000	08/01/2023	1,664,265
City of New Haven GO Bonds Series 2019 A (BBB+/Baa1)
1,300,000	5.000	08/01/2021	1,339,260
City of New Haven GO Refunding Bonds Series 2019 B (BBB+/Baa1)
600,000	5.000	02/01/2021	607,224
City of Waterbury GO Refunding Bonds Series 2020 C (AA-/NR)
765,000	1.895	09/01/2024	796,870
Connecticut State GO Bonds Series 2013 A (A/A1)
5,355,000	5.000	10/15/2023	6,115,356
Connecticut State GO Bonds Series 2013 E (A/A1)
10,000,000	5.000	08/15/2031	11,072,300
Connecticut State GO Bonds Series 2015 F (A/A1)
6,615,000	5.000	11/15/2021	6,969,829
5,685,000	5.000	11/15/2022	6,254,921
4,545,000	5.000	11/15/2023	5,207,206
Connecticut State GO Bonds Series 2017 A (A/A1)
1,705,000	5.000	04/15/2022	1,830,181
Connecticut State GO Refunding Bonds Series 2010 D (A/A1)
7,500,000	5.000	10/01/2022	7,528,875
Connecticut State GO Refunding Bonds Series 2017 B (A/A1)
18,110,000	3.000	04/15/2022	18,884,565
Connecticut State GO Refunding Bonds Series 2020 B (A/A1)
1,000,000	3.000	01/15/2021	1,008,000
Connecticut State Health & Educational Facilities Authority RB for Yale New Haven Health System Series 2014 B (AA-/Aa3)(a)(b)
2,880,000	1.800	07/01/2024	2,994,682
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (AAA/Aaa)(a)(b)
15,035,000	0.050	10/01/2020	15,035,000
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(a)(b)
11,260,000	1.800	02/09/2021	11,324,295
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2017 C-1 (AAA/Aaa)(a)(b)
23,840,000	5.000	02/01/2028	31,059,944

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2019 U-1 (AAA/Aaa)(a)(b)
$14,100,000	2.000%	02/08/2022	$14,445,873
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (BBB-/NR)
100,000	5.000	07/01/2021	101,925
400,000	5.000	07/01/2022	417,748
415,000	5.000	07/01/2023	443,166
375,000	5.000	07/01/2024	407,340
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2017 C-2 (AAA/Aaa)(a)(b)
49,750,000	5.000	02/01/2023	55,300,110
New Haven GO Refunding Bonds Series 2015 B (ETM) (BAM) (AA/Baa1)(e)
6,265,000	5.000	08/15/2021	6,526,626
State of Connecticut GO Bonds Series 2020 A (A/A1)
1,995,000	3.000	07/01/2021	2,033,743
4,715,000	2.500	07/01/2022	4,882,382
3,490,000	2.000	07/01/2023	3,627,820
7,115,000	1.998	07/01/2024	7,452,678
4,000,000	2.098	07/01/2025	4,247,760
State of Connecticut Special Tax Obligation Bonds Series 2020 A (A+/NR)
500,000	4.000	05/01/2021	510,990
400,000	5.000	05/01/2022	430,152
1,025,000	5.000	05/01/2024	1,194,022
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (A+/A1)
3,780,000	4.576	11/01/2022	4,029,102
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (A+/A1)
5,000,000	5.000	01/01/2026	5,504,800
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2016 A (A+/A1)
4,175,000	5.000	09/01/2025	5,080,933
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2011 B (A+/A1)
5,035,000	3.000	12/01/2022	5,192,495
Town of Rocky Hill GO Bonds Series 2020 (NR/NR)
9,450,000	1.500	07/28/2021	9,533,160
Town of Windham GO Bonds Series 2020 B (SP-1+/NR)(h)
5,650,000	2.000	09/30/2021	5,745,542
University of Connecticut GO Bonds Series 2015 A (A+/A1)
8,640,000	5.000	02/15/2021	8,788,781
University of Connecticut RB Series 2011 A (A+/A1)
3,000,000	5.000	02/15/2027	3,049,170
West Haven GO Bonds Series 2017 A (BBB/Baa3)
400,000	4.000	11/01/2020	400,924
400,000	4.000	11/01/2021	412,336
415,000	5.000	11/01/2022	443,195
400,000	5.000	11/01/2023	438,552
West Haven GO Bonds Series 2017 B (BBB/Baa3)
390,000	4.000	11/01/2020	390,901
790,000	5.000	11/01/2022	843,673

			285,682,336

Municipal Bonds – (continued)
Delaware – 0.2%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A/A2)(a)(b)
5,425,000	1.050	07/01/2025	5,462,975
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (BBB/NR)
475,000	5.000	06/01/2023	519,189
305,000	5.000	06/01/2024	343,198
Delaware State GO Bonds Series 2018 A (AAA/Aaa)
3,250,000	5.000	02/01/2021	3,302,292
3,500,000	5.000	02/01/2022	3,726,520
1,750,000	5.000	02/01/2023	1,947,838
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (AA+/Aa2)
870,000	1.640	10/01/2020	870,000
530,000	1.680	10/01/2021	533,859
560,000	1.730	10/01/2022	569,279
660,000	1.790	10/01/2023	673,226

			17,948,376

District of Columbia – 0.7%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (BBB+/NR)
230,000	4.000	07/01/2021	234,027
200,000	5.000	07/01/2023	219,904
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A+/A2)
350,000	1.438	04/01/2022	351,516
520,000	1.558	04/01/2023	523,645
560,000	1.667	04/01/2024	565,286
735,000	1.817	04/01/2025	743,872
800,000	2.136	04/01/2026	815,184
District of Columbia RB Refunding Series 2019 A (AAA/Aa1)
5,000,000	5.000	03/01/2024	5,816,000
District of Columbia RB Refunding Series 2019 C (AAA/Aa1)
10,000,000	5.000	10/01/2022	10,969,000
15,745,000	5.000	10/01/2023	18,014,484
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (AA+/Aa2)(a)(b)
7,250,000	1.750	10/01/2024	7,528,255
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
4,100,000	5.000	10/01/2029	4,416,602
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (A+/Aa3)
3,890,000	5.000	10/01/2044	4,375,239
Metropolitan Washington Airports Authority RB Refunding Series 2015 B (AMT) (A+/Aa3)
4,750,000	5.000	10/01/2020	4,750,000
Metropolitan Washington Airports Authority RB Series 2011 C (A+/Aa3)
6,835,000	5.000	10/01/2027	7,108,400
2,000,000	5.000	10/01/2028	2,078,980

			68,510,394

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – 3.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (AA/NR)
$815,000	4.000%	05/01/2021	$828,920
855,000	5.000	05/01/2022	906,129
900,000	5.000	05/01/2023	988,434
945,000	5.000	05/01/2024	1,068,682
995,000	5.000	05/01/2025	1,155,911
1,045,000	5.000	05/01/2026	1,236,716
1,100,000	5.000	05/01/2027	1,319,758
1,155,000	5.000	05/01/2028	1,402,158
1,200,000	2.375	05/01/2029	1,227,096
1,230,000	2.625	05/01/2030	1,273,444
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
335,000	2.250	05/01/2021	337,807
340,000	2.250	05/01/2022	345,359
350,000	2.500	05/01/2023	359,940
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (AA/NR)
1,100,000	2.125	05/01/2021	1,108,679
1,125,000	2.250	05/01/2022	1,154,509
1,150,000	2.500	05/01/2023	1,205,085
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (A-/NR)
170,000	2.000	05/01/2021	171,566
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (A-/NR)
570,000	3.000	05/01/2021	578,419
460,000	3.125	05/01/2022	476,615
460,000	3.250	05/01/2023	487,200
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (BBB+/NR)
130,000	2.250	05/01/2021	131,400
130,000	2.250	05/01/2022	132,727
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (BBB-/NR)
295,000	3.500	05/01/2021	299,950
305,000	3.500	05/01/2022	316,779
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,646,825
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (A-/NR)
185,000	2.100	05/01/2021	186,681
185,000	2.375	05/01/2022	188,626
190,000	2.500	05/01/2023	197,264
Broward County School Board COPS Series 2017 C (A+/Aa3)
2,190,000	5.000	07/01/2023	2,451,508
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (AA/A2)
1,115,000	2.125	09/01/2022	1,147,736
1,005,000	2.250	09/01/2023	1,053,009

Municipal Bonds – (continued)
Florida – (continued)
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (A-/NR)
85,000	3.500	05/01/2021	86,541
83,000	3.500	05/01/2022	86,593
87,000	3.500	05/01/2023	93,090
40,000	4.000	05/01/2024	44,239
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A+/A1)
625,000	5.000	07/01/2021	646,231
430,000	5.000	07/01/2022	464,009
1,240,000	5.000	07/01/2023	1,393,140
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A+/A1)
1,100,000	5.000	07/01/2021	1,137,367
750,000	5.000	07/01/2022	809,317
2,225,000	5.000	07/01/2023	2,499,788
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (BBB/NR)
95,000	3.000	11/01/2020	95,159
95,000	3.000	11/01/2021	97,057
100,000	3.000	11/01/2022	103,596
105,000	3.000	11/01/2023	110,206
105,000	3.500	11/01/2024	113,320
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
225,000	2.250	05/01/2021	226,913
City of Gainesville Taxable RB Series 2020 (AA-/Aa3)
360,000	0.541	10/01/2021	360,098
270,000	0.641	10/01/2022	270,108
185,000	0.817	10/01/2023	185,540
265,000	0.997	10/01/2024	266,778
500,000	1.117	10/01/2025	504,630
City of Jacksonville Taxable RB Refunding Series 2020 C (AA/NR)
705,000	0.393	10/01/2021	704,781
995,000	0.493	10/01/2022	994,642
330,000	0.594	10/01/2023	329,762
650,000	0.819	10/01/2024	649,311
690,000	0.939	10/01/2025	689,062
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (A/NR)
840,000	2.000	05/01/2021	845,922
860,000	2.125	05/01/2022	872,547
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (BBB/NR)
122,000	2.625	05/01/2021	123,408
126,000	2.750	05/01/2022	129,208
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (A-/NR)
160,000	3.000	05/01/2024	169,598

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Broward RB for Airport System Series 2019 A (AMT) (A/A1)
$3,000,000	5.000%	10/01/2020	$3,000,000
1,110,000	5.000	10/01/2021	1,159,850
740,000	5.000	10/01/2022	802,227
625,000	5.000	10/01/2023	702,662
945,000	5.000	10/01/2024	1,097,391
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A/A1)
920,000	5.000	10/01/2020	920,000
265,000	5.000	10/01/2021	276,901
285,000	5.000	10/01/2022	308,966
215,000	5.000	10/01/2023	241,716
355,000	5.000	10/01/2024	412,247
County of Escambia RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	443,313
County of Escambia Solid Waste Disposal System RB for Gulf Power Company First Series 2009 (A+/A2)(a)(b)
14,400,000	1.800	11/19/2020	14,424,192
County of Hillsborough Utility RB Refunding Series 2019 (AA+/Aaa)
1,615,000	5.000	08/01/2022	1,758,444
3,750,000	5.000	08/01/2023	4,261,013
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A-/A2)(e)
8,930,000	5.000	10/01/2022	9,759,508
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A-/A2)
2,500,000	5.000	10/01/2025	2,699,250
County of Miami-Dade Aviation RB Refunding Series 2014 A (AMT) (A-/A2)
20,000,000	5.000	10/01/2034	22,461,800
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (AA/NR)
3,490,000	5.000	07/01/2024	4,056,671
County of Miami-Dade RB for Water & Sewer System Series 2010 (AA-/Aa3)(e)
12,845,000	5.000	10/01/2020	12,845,000
County of Miami-Dade Transit System Taxable RB Refunding Series 2020 B (AA/NR)
5,065,000	0.550	07/01/2023	5,055,427
7,300,000	0.750	07/01/2024	7,275,253
5,045,000	0.900	07/01/2025	5,022,449
County of Osceola Transportation RB Refunding Series 2019 A-1 (BBB+/NR)
300,000	5.000	10/01/2021	311,328
250,000	5.000	10/01/2022	268,072
640,000	5.000	10/01/2023	708,685
780,000	5.000	10/01/2024	890,581
275,000	5.000	10/01/2025	323,323
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (AA/NR)
1,495,000	2.125	05/01/2021	1,507,050

Municipal Bonds – (continued)
Florida – (continued)
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (BBB/NR)
120,000	3.000	05/01/2021	121,645
125,000	3.000	05/01/2022	128,531
130,000	3.000	05/01/2023	136,316
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,725,000	4.250	05/01/2029	2,999,217
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (AA/NR)
255,000	2.000	11/01/2021	258,450
260,000	2.000	11/01/2022	266,027
265,000	2.000	11/01/2023	273,255
270,000	2.000	11/01/2024	279,879
275,000	2.000	11/01/2025	285,277
280,000	2.000	11/01/2026	288,293
290,000	2.000	11/01/2027	295,116
295,000	2.000	11/01/2028	295,850
300,000	2.000	11/01/2029	297,513
305,000	2.125	11/01/2030	302,227
Florida Department of Management Services COPS Refunding Series 2018 A (AA+/Aa1)
10,000,000	5.000	11/01/2022	10,944,800
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (NR/Baa3)(f)
300,000	2.625	12/15/2024	306,420
Florida Development Finance Corp. RB for Virgin Trains USA Florida LLC Series 2019 B (AMT) (NR/Aaa)(b)(e)
20,000,000	0.550	01/28/2021	20,000,000
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (A-/Baa1)
400,000	5.000	04/01/2021	408,076
350,000	5.000	04/01/2022	371,133
350,000	5.000	04/01/2023	383,863
500,000	5.000	04/01/2024	566,620
200,000	5.000	04/01/2025	233,070
Florida State GO Refunding Bonds Series 2015 F (AAA/Aaa)
5,015,000	5.000	06/01/2028	6,076,425
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (BBB+/NR)
230,000	2.000	05/01/2021	232,052
235,000	2.500	05/01/2022	240,849
245,000	2.500	05/01/2023	254,748
245,000	2.500	05/01/2024	256,388
255,000	2.750	05/01/2025	271,305
260,000	3.000	05/01/2026	281,746
Fort Lauderdale RB Refunding Series 2020 (AAA/Aa2)
18,650,000	1.150	01/01/2026	18,860,372
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AA-/Aa3)
855,000	5.000	10/01/2021	892,526
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)(f)
235,000	3.500	05/01/2021	239,206
245,000	3.500	05/01/2022	254,854
250,000	3.500	05/01/2023	267,035

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (AA/NR)
$190,000	4.000%	05/01/2021	$193,570
200,000	4.000	05/01/2022	209,030
205,000	4.000	05/01/2023	219,781
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (AA/NR)
305,000	2.500	05/01/2021	308,389
225,000	2.500	05/01/2022	231,426
230,000	2.500	05/01/2023	239,991
200,000	2.500	05/01/2024	210,812
175,000	2.500	05/01/2025	185,855
200,000	2.500	05/01/2026	213,826
Highlands Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
290,000	2.250	05/01/2021	292,549
295,000	2.250	05/01/2022	300,021
305,000	2.500	05/01/2023	316,026
315,000	2.750	05/01/2024	331,373
320,000	3.000	05/01/2025	343,120
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2015 A (AMT) (AA-/Aa3)
10,000,000	5.000	10/01/2040	11,251,500
JEA Water & Sewer System RB Refunding Series 2020 A (AA+/Aa3)
895,000	5.000	10/01/2023	1,021,401
Lake Frances Community Development District Special Assessment Refunding Series 2018 (BBB-/NR)
75,000	3.000	05/01/2021	76,108
79,000	3.000	05/01/2022	81,585
82,000	3.000	05/01/2023	86,413
81,000	3.000	05/01/2024	86,830
84,000	3.000	05/01/2025	91,160
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (BBB+/NR)
250,000	3.000	05/01/2021	253,063
135,000	3.000	05/01/2022	138,492
270,000	3.000	05/01/2023	282,061
355,000	3.000	05/01/2024	374,759
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (AA/NR)
275,000	5.000	05/01/2021	281,869
435,000	5.000	05/01/2022	463,849
460,000	5.000	05/01/2023	508,926
485,000	5.000	05/01/2024	554,161
335,000	5.000	05/01/2025	394,235
355,000	4.500	05/01/2026	418,577
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (A-/NR)
290,000	3.500	05/01/2021	294,985
300,000	3.500	05/01/2022	312,018
305,000	3.500	05/01/2023	325,377
320,000	3.500	05/01/2024	349,245

Municipal Bonds – (continued)
Florida – (continued)
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (AA-/Aa3)(f)
2,635,000	5.000	03/01/2021	2,683,616
2,770,000	5.000	03/01/2022	2,944,177
Miami-Dade County Industrial Development Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2018 A (AMT) (A-/NR)(a)
15,065,000	(SIFMA Municipal Swap Index Yield + 0.80%), 0.910	11/01/2021	15,069,971
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (BBB/NR)(f)
105,000	3.500	05/01/2021	106,349
110,000	3.500	05/01/2022	113,091
115,000	3.500	05/01/2023	120,425
120,000	3.500	05/01/2024	127,169
125,000	3.500	05/01/2025	134,317
North Broward Hospital District RB Refunding for Broward Health Series 2017 B (BBB+/Baa2)
1,000,000	5.000	01/01/2021	1,010,090
1,000,000	5.000	01/01/2022	1,050,850
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (A+/NR)
185,000	3.750	05/01/2024	199,587
Orlando Utilities Commission, Utility System RB Refunding Series 2017 A (AA/Aa2)(a)(b)
7,340,000	3.000	10/01/2020	7,340,000
7,000,000	5.000	10/01/2020	7,000,000
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
185,000	3.000	11/01/2020	185,351
195,000	3.000	11/01/2022	203,738
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (A/NR)
190,000	3.000	11/01/2021	194,758
205,000	3.000	11/01/2023	217,335
210,000	3.000	11/01/2024	226,743
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (A-/NR)
85,000	3.500	05/01/2021	86,122
85,000	3.500	05/01/2022	87,483
90,000	3.500	05/01/2023	94,689
95,000	3.500	05/01/2024	101,357
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	245,476
245,000	3.500	05/01/2024	259,724
255,000	3.500	05/01/2025	273,312
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (A-/NR)
395,000	4.000	05/01/2021	401,423
410,000	4.000	05/01/2022	425,818
425,000	4.000	05/01/2023	452,506

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (AA/NR)
$455,000	3.000%	05/01/2021	$460,838
500,000	3.000	05/01/2024	532,525
515,000	2.000	05/01/2025	531,042
520,000	2.000	05/01/2026	534,009
535,000	2.000	05/01/2027	544,277
Polk County School District COPS Refunding Series 2020 B (NR/Aa3)
1,695,000	5.000	01/01/2025	2,004,693
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (A-/NR)
375,000	2.000	05/01/2021	378,499
385,000	2.500	05/01/2022	395,380
395,000	2.500	05/01/2023	412,056
405,000	2.500	05/01/2024	425,870
415,000	2.750	05/01/2025	444,021
425,000	3.000	05/01/2026	463,649
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)(h)
250,000	3.000	05/01/2021	251,987
760,000	3.000	05/01/2022	774,402
400,000	3.000	05/01/2023	409,920
380,000	3.000	05/01/2024	389,751
240,000	3.000	05/01/2025	245,213
School District of Broward County COPS Series 2012 A (NR/NR)(e)
7,310,000	5.000	07/01/2022	7,912,271
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (BBB/NR)
395,000	2.625	05/01/2021	399,143
405,000	2.875	05/01/2022	414,368
South Kendall Community Development District Special Assessment Refunding Series 2016 (BBB/NR)
330,000	2.250	11/01/2020	330,393
330,000	2.250	11/01/2021	334,957
335,000	2.250	11/01/2022	342,460
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (A/NR)
100,000	2.000	05/01/2021	100,851
100,000	2.125	05/01/2022	101,365
100,000	2.375	05/01/2023	102,601
100,000	2.500	05/01/2024	103,294
100,000	2.750	05/01/2025	105,072
100,000	3.000	05/01/2026	106,756
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB/NR)
375,000	4.375	05/01/2021	382,792
390,000	4.500	05/01/2022	410,023
State Board of Administration Finance Corp. Taxable RB Series 2020 A (AA/Aa3)
8,200,000	1.258	07/01/2025	8,325,870
Stonebrier Community Development District Special Assessment Refunding Series 2016 (A-/NR)
255,000	2.250	05/01/2021	256,959
260,000	2.250	05/01/2022	265,743

Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (BBB+/NR)
180,000	2.250	05/01/2021	181,886
185,000	2.250	05/01/2022	188,763
The Lee County School Board COPS Series 2020 A (AA-/Aa3)
195,000	5.000	08/01/2021	202,747
360,000	5.000	08/01/2022	391,417
595,000	5.000	08/01/2023	673,362
420,000	5.000	08/01/2024	493,277
520,000	5.000	08/01/2025	631,946
The Miami-Dade County School Board GO Bonds Series 2014 A (AA-/Aa2)
2,920,000	5.000	03/15/2029	3,356,978
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (AA/NR)
990,000	2.125	05/01/2021	999,425
1,015,000	2.250	05/01/2022	1,043,085
1,040,000	2.500	05/01/2023	1,089,275
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
115,000	3.750	05/01/2021	117,238
125,000	3.875	05/01/2022	130,761
125,000	4.000	05/01/2023	130,894
135,000	4.125	05/01/2024	142,166
140,000	4.150	05/01/2025	147,130
145,000	4.250	05/01/2026	152,195
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (A/NR)
345,000	2.250	05/01/2021	348,395
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (BBB/NR)(f)
315,000	2.750	05/01/2021	318,881
325,000	3.000	05/01/2022	334,545
335,000	3.100	05/01/2023	351,512
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	486,998
490,000	2.000	05/01/2024	504,911
500,000	2.000	05/01/2025	515,800
795,000	2.000	05/01/2026	815,559
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
460,000	4.500	05/01/2023	477,287
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (A-/NR)
335,000	4.000	05/01/2021	341,332
360,000	4.000	05/01/2022	377,125
380,000	4.000	05/01/2023	408,910
405,000	4.000	05/01/2024	446,266
325,000	4.000	05/01/2025	365,326

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 8 Special Assessment RB Phase II Series 2020 (AGM) (AA/NR)
$675,000	5.000%	05/01/2021	$691,706
660,000	5.000	05/01/2022	703,124
695,000	5.000	05/01/2023	767,600
735,000	5.000	05/01/2024	838,135
770,000	5.000	05/01/2025	902,756
810,000	5.000	05/01/2026	970,097
Village Community Development District No. 8 Special Assessment RB Phase III Series 2020 (AGM) (AA/NR)
600,000	5.000	05/01/2021	614,850
585,000	5.000	05/01/2022	623,125
615,000	5.000	05/01/2023	679,741
650,000	5.000	05/01/2024	741,949
680,000	5.000	05/01/2025	798,238
715,000	5.000	05/01/2026	857,600
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
200,000	2.250	11/01/2020	200,220
205,000	2.250	11/01/2021	207,790
210,000	2.250	11/01/2022	213,849
215,000	2.500	11/01/2023	222,295
Volusia County School Board COPS Series 2019 (NR/Aa3)
1,350,000	5.000	08/01/2021	1,403,636
1,105,000	5.000	08/01/2022	1,201,433
1,250,000	5.000	08/01/2023	1,401,800
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
400,000	2.625	05/01/2021	404,992

			334,450,534

Georgia – 3.4%
Bartow County Development Authority RB for Georgia Power Co. Series 2013 (A-/Baa1)(a)(b)
6,360,000	1.550	08/19/2022	6,438,101
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (AA+/Aa2)
1,500,000	5.000	07/01/2022	1,621,665
1,585,000	5.000	07/01/2023	1,784,472
1,500,000	5.000	07/01/2024	1,754,520
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fifth Series 1994 (A-/Baa1)(a)(b)
3,975,000	2.150	06/13/2024	4,149,741
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Fourth Series 1994 (A-/Baa1)(a)(b)
2,115,000	2.250	05/25/2023	2,191,923
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Second Series 2008 (A-/NR)(a)(b)
4,000,000	2.925	03/12/2024	4,269,520
Burke County Development Authority Pollution Control RB for Georgia Power Company Series 1994 (A-/Baa1)(a)(b)
80,000	2.150	06/13/2024	83,517

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (BBB+/Baa1)(a)(b)
2,000,000	1.500	02/03/2025	2,011,760
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Vogtle Series 2017 F (A-/Baa1)(a)(b)
29,150,000	3.000	02/01/2023	30,427,936
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (A-/Baa1)(a)(b)
6,045,000	1.550	08/19/2022	6,119,233
Carroll County School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/Aa1)(h)
200,000	5.000	04/01/2024	232,376
220,000	5.000	04/01/2025	265,230
City of Atlanta Department of Aviation RB Refunding Series 2020 A (NR/Aa3)(h)
1,950,000	5.000	07/01/2024	2,279,414
4,900,000	5.000	07/01/2025	5,929,735
5,500,000	5.000	07/01/2026	6,844,695
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (NR/Aa3)(h)
1,280,000	5.000	07/01/2024	1,482,816
2,000,000	5.000	07/01/2025	2,391,280
2,410,000	5.000	07/01/2026	2,953,551
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (BBB/A3)
575,000	5.000	12/01/2021	602,709
500,000	5.000	12/01/2022	545,120
500,000	5.000	12/01/2023	564,870
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2020 A (A/A2)
150,000	5.000	04/01/2023	166,677
200,000	5.000	04/01/2025	237,704
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A/A2)(h)
700,000	5.000	04/01/2022	737,142
600,000	5.000	04/01/2023	655,536
650,000	5.000	04/01/2024	734,819
950,000	5.000	04/01/2025	1,107,358
County of DeKalb Water & Sewerage RB Series 2011 (A+/Aa3)
12,775,000	5.250	10/01/2041	13,295,454
County of Forsyth GO Sales Tax Bonds Series 2019 (AAA/Aaa)
8,025,000	5.000	09/01/2024	9,522,545
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (AA+/Aa1)
25,000,000	4.000	10/01/2021	25,963,750
18,845,000	4.000	10/01/2022	20,295,311
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (AA+/Aa2)
1,000,000	5.000	07/01/2023	1,125,850
Fayette County Hospital Authority RB Refunding for Piedmont Healthcare, Inc. Obligated Group Series 2019 A (AA-/A1)(a)(b)
1,100,000	5.000	07/01/2024	1,255,375
Georgia State GO Refunding Bonds Series 2011 E-2 (AAA/Aaa)
9,265,000	5.000	09/01/2021	9,677,848

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Georgia State Road & Tollway Authority RB Refunding Series 2011 B (AAA/Aaa)
$5,445,000	5.000%	10/01/2021	$5,710,280
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (AA+/Aa1)
3,250,000	5.000	08/01/2021	3,380,780
5,340,000	5.000	08/01/2022	5,812,216
Main Street Natural Gas, Inc. Gas Supply RB Series 2018 A (NR/Aa2)(a)(b)
38,000,000	4.000	09/01/2023	41,565,920
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A-/A3)
750,000	5.000	05/15/2021	769,515
1,000,000	5.000	05/15/2022	1,067,490
1,500,000	5.000	05/15/2023	1,660,635
1,500,000	5.000	05/15/2024	1,712,580
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 B (NR/Aa1)(a)(b)
19,350,000	4.000	12/02/2024	21,951,414
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (AA+/Aa2)
25,580,000	3.000	07/01/2022	26,842,373
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(c)
	(3 Mo. LIBOR + 0.60%),
17,325,000	0.798	10/01/2024	17,309,754
Municipal Electric Authority RB Refunding Series 2019 A (A-/A2)
600,000	5.000	01/01/2021	606,750
1,090,000	5.000	01/01/2022	1,151,749
900,000	5.000	01/01/2023	987,885
Private Colleges & Universities Authority RB Refunding for Emory University Series 2020 B (AA/Aa2)
12,240,000	5.000	09/01/2025	15,036,350
Richmond County Development Authority RB Subordinate Series 1991 C (ETM) (NR/Aaa)(d)(e)
10,130,000	0.000	12/01/2021	10,086,542
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (BBB/Baa2)
6,090,000	1.900	08/01/2024	6,318,801
Savannah Economic Development Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000	10/01/2024	443,313

			332,133,900

Guam – 0.2%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (BBB+/Baa2)
1,000,000	5.000	10/01/2022	1,029,640
825,000	5.000	10/01/2023	860,491
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (BBB+/Baa2)
3,350,000	3.133	10/01/2024	3,328,460
2,000,000	3.319	10/01/2025	1,984,720

Municipal Bonds – (continued)
Guam – (continued)
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (BB/NR)
3,775,000	5.000	11/15/2021	3,902,180
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA/A2)
1,535,000	5.000	10/01/2030	1,638,459
Guam Power Authority RB Series 2010 A (BBB/Baa2)(e)
7,495,000	5.500	10/01/2020	7,495,000
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (A-/Baa2)
310,000	5.000	07/01/2021	319,061
500,000	5.000	07/01/2022	533,660
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (A-/Baa2)
400,000	5.000	07/01/2021	411,692
400,000	5.000	07/01/2022	426,928
500,000	5.000	07/01/2023	551,905
400,000	5.000	07/01/2024	455,208
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (A/Baa2)
800,000	5.000	07/01/2022	841,144
500,000	5.000	07/01/2023	539,330

			24,317,878

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2019 A (AA/Aa2)
500,000	5.000	07/01/2021	518,180
500,000	5.000	07/01/2022	542,390
200,000	5.000	07/01/2023	226,112
City & County Honolulu RB Refunding for Wastewater System Series 2019 B (AA/Aa2)
720,000	5.000	07/01/2021	746,179
Hawaii State GO Bonds Series 2011 DZ (NR/NR)(e)
3,185,000	5.000	12/01/2021	3,362,246
Hawaii State GO Bonds Series 2013 EH (NR/NR)(e)
6,125,000	5.000	08/01/2023	6,928,355
Hawaii State GO Refunding Bonds Series 2016 FH (AA+/Aa2)
7,545,000	3.000	10/01/2021	7,758,448
Honolulu City & County GO Bonds Series 2012 A (AA+/Aa1)(e)
3,620,000	5.000	11/01/2022	3,982,181
Honolulu City & County GO Bonds Series 2012 B (AA+/Aa1)
3,060,000	5.000	11/01/2022	3,367,285
Honolulu City & County GO Bonds Series 2017 A (AA+/Aa1)
4,370,000	5.000	09/01/2021	4,564,290
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A/A2)
3,065,000	5.000	08/01/2023	3,391,576

			35,387,242

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (AA-/Aa3)
1,170,000	5.500	12/01/2026	1,429,822

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – 6.9%
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (AA/NR)(d)
$100,000	0.000%	01/01/2022	$99,450
100,000	0.000	01/01/2023	98,757
385,000	0.000	01/01/2024	376,961
480,000	0.000	01/01/2025	464,722
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (AA/NR)
700,000	5.000	01/01/2021	708,120
770,000	5.000	01/01/2022	815,014
550,000	5.000	01/01/2023	607,624
270,000	5.000	01/01/2024	309,925
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(d)
460,000	0.000	12/01/2026	389,266
360,000	0.000	12/01/2029	268,934
Chicago Illinois Board of Education GO Bonds Series 1999 A (FGIC) (NATL-RE-IBC) (BB-/Baa2)
1,820,000	5.250	12/01/2020	1,833,614
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL-RE) (BB-/Baa2)(d)
9,230,000	0.000	12/01/2024	8,368,564
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL-RE) (BB-/Baa2)(d)
525,000	0.000	12/01/2025	460,619
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (AA/NR)
500,000	5.000	12/01/2022	541,855
5,000,000	5.000	12/01/2023	5,603,650
7,675,000	5.000	12/01/2024	8,867,158
2,500,000	5.000	12/01/2025	2,967,400
1,270,000	5.000	12/01/2026	1,540,980
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (BBB+/Ba1)(d)
4,645,000	0.000	01/01/2023	4,336,897
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL-RE) (BBB+/Baa2)
10,130,000	5.500	01/01/2023	10,661,825
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/Ba1)
4,995,000	5.000	01/01/2023	5,191,753
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,125,000	5.000	01/01/2022	2,186,306
Chicago Illinois GO Bonds Series 2019 (BBB+/NR)
3,775,000	5.000	01/01/2027	4,059,408
Chicago Illinois GO Refunding Bonds Series 2012 C (BBB+/Ba1)
14,455,000	5.000	01/01/2022	15,298,160
Chicago Illinois GO Refunding Bonds Series 2015 C (BBB+/NR)
2,030,000	5.000	01/01/2021	2,054,055
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A-/A3)
4,925,000	5.000	01/01/2027	5,540,871

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2013 B (A/A2)
1,025,000	5.000	01/01/2023	1,130,678
1,595,000	5.000	01/01/2024	1,760,210
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2020 D (A/NR)(h)
1,750,000	0.959	01/01/2023	1,751,277
1,500,000	1.168	01/01/2024	1,500,915
7,800,000	1.368	01/01/2025	7,805,226
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,300,000	5.000	01/01/2021	4,345,967
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (A/NR)
7,010,000	5.000	01/01/2034	8,002,336
Chicago Illinois Sales Tax RB Series 2011 A (NR/WR)(e)
5,000,000	5.250	01/01/2022	5,316,950
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (ETM) (BBB-/NR)(e)
1,250,000	5.000	01/01/2021	1,265,137
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/2021	1,010,790
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (A/NR)
2,050,000	5.000	01/01/2021	2,072,119
1,450,000	5.000	01/01/2022	1,528,764
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (A/NR)
600,000	5.000	01/01/2021	606,474
1,660,000	5.000	01/01/2022	1,750,171
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (A/NR)
2,525,000	5.000	11/01/2020	2,533,888
6,000,000	5.000	11/01/2021	6,282,540
Chicago Illinois Waterworks RB Refunding Second Lien Project Series 2017-2 (A/NR)
1,400,000	5.000	11/01/2020	1,404,928
1,000,000	5.000	11/01/2021	1,047,090
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (BBB/Baa1)
1,025,000	5.750	01/01/2038	1,090,426
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A/A2)
1,195,000	5.000	01/01/2026	1,263,426
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A/A2)
5,000,000	5.000	01/01/2026	5,258,550
2,980,000	4.000	01/01/2027	3,077,565
5,790,000	5.000	01/01/2030	6,068,615
Chicago Park District GO Refunding Bonds Series 2020 F-2 (AA-/NR)(h)
350,000	5.000	01/01/2025	401,747
475,000	5.000	01/01/2026	557,603

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Transit Authority Sales Tax Receipts Fund RB Refunding Series 2020 B (AA/NR)
$1,215,000	1.708%	12/01/2022	$1,228,815
1,405,000	1.838	12/01/2023	1,428,562
1,605,000	2.064	12/01/2024	1,640,984
1,660,000	2.214	12/01/2025	1,706,015
City of Chicago GO Refunding Bonds Series 2014 A (BBB+/Ba1)
500,000	5.000	01/01/2024	525,185
City of Chicago GO Refunding Bonds Series 2016 C (BBB+/NR)
5,450,000	5.000	01/01/2022	5,607,232
10,040,000	5.000	01/01/2023	10,435,476
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)(e)
10,550,000	5.000	01/01/2022	11,172,239
5,015,000	5.000	01/01/2023	5,544,885
City of Chicago GO Refunding Bonds Series 2020 A (BBB+/NR)
4,675,000	5.000	01/01/2026	4,998,837
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (AAA/NR)
1,200,000	4.000	03/01/2023	1,308,792
1,600,000	4.000	03/01/2024	1,802,048
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (NR/Aa2)
550,000	4.000	01/01/2021	555,021
200,000	4.000	01/01/2022	209,204
580,000	4.000	01/01/2023	628,059
190,000	4.000	01/01/2024	212,105
Cook County Illinois GO Refunding Bonds Series 2012 C (A+/A2)
1,000,000	4.000	11/15/2020	1,003,950
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (NR/Aa2)
675,000	4.000	12/01/2020	678,895
710,000	4.000	12/01/2021	738,968
800,000	4.000	12/01/2022	859,368
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (NR/Aaa)
9,000,000	5.000	12/01/2022	9,912,600
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (AA-/NR)
500,000	1.960	02/01/2024	503,665
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (AA+/NR)(d)(e)
19,705,000	0.000	07/15/2023	19,481,348
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (BBB/NR)
400,000	4.000	12/01/2020	401,044
425,000	4.000	12/01/2021	432,845
300,000	5.000	12/01/2022	317,286
450,000	5.000	12/01/2023	486,486

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for OSF Healthcare System Obligated Group Series 2020 B-1 (A/A3)(a)(b)(h)
3,500,000	5.000	11/15/2024	4,029,760
Illinois Finance Authority RB for OSF Healthcare System Obligated Group Series 2020 B-2 (A/A3)(a)(b)(h)
4,500,000	5.000	11/15/2026	5,470,110
Illinois Finance Authority RB for Trinity Health Credit Group Series 2011 L (AA-/Aa3)(e)
7,050,000	5.000	12/01/2021	7,442,332
Illinois Finance Authority RB for University of Illinois Series 2020 (BBB+/NR)
250,000	5.000	10/01/2024	287,655
250,000	5.000	10/01/2025	295,577
500,000	5.000	10/01/2026	603,200
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (A/Baa1)(a)(b)
1,890,000	0.700	09/01/2023	1,888,148
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (BBB-/NR)
1,125,000	3.250	05/15/2022	1,134,157
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (NR/Baa3)
1,000,000	5.000	09/01/2021	1,024,440
1,000,000	5.000	09/01/2024	1,089,130
600,000	5.000	09/01/2025	663,384
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (A-/Baa2)
500,000	4.000	09/01/2021	510,930
Illinois Finance Authority RB Refunding for Northwestern Memorial Healthcare Series 2017 B (AA+/Aa2)(a)(b)
8,385,000	5.000	12/15/2022	9,228,783
Illinois Finance Authority RB Refunding for Swedish Covenant Health Obligated Group Series 2016 A (AA-/NR)(e)
7,375,000	5.250	08/15/2026	9,418,318
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (AA-/NR)
2,240,000	5.000	01/01/2025	2,572,035
3,055,000	5.000	01/01/2026	3,587,365
Illinois Sales Tax Securitization Corp. RB Refunding Series 2017 A (AA-/NR)
500,000	5.000	01/01/2021	504,000
1,000,000	5.000	01/01/2022	1,040,150
1,500,000	5.000	01/01/2023	1,624,320
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (AA-/NR)
4,180,000	5.000	01/01/2025	4,799,601
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (BB+/WR)(d)
10,665,000	0.000	06/15/2023	9,956,737
3,235,000	0.000	06/15/2025	2,853,497
Illinois State GO Bonds Series 2012 (BBB-/Baa3)
1,585,000	5.000	03/01/2021	1,603,735
Illinois State GO Bonds Series 2013 (BBB-/Baa3)
4,045,000	5.500	07/01/2024	4,308,532
2,200,000	5.500	07/01/2026	2,332,088
3,385,000	5.500	07/01/2027	3,578,216

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2014 (BBB-/Baa3)
$3,255,000	5.000%	05/01/2024	$3,474,224
Illinois State GO Bonds Series 2016 (BBB-/Baa3)
5,000,000	5.000	01/01/2024	5,317,350
Illinois State GO Bonds Series 2017 A (BBB-/Baa3)
8,600,000	5.000	12/01/2020	8,640,678
Illinois State GO Bonds Series 2017 B (BBB-/Baa3)
4,750,000	5.000	12/01/2020	4,772,468
9,000,000	5.000	12/01/2021	9,291,960
Illinois State GO Bonds Series 2017 D (BBB-/Baa3)
33,615,000	5.000	11/01/2021	34,519,243
49,395,000	5.000	11/01/2022	51,433,038
38,115,000	5.000	11/01/2023	40,203,321
4,850,000	5.000	11/01/2025	5,213,847
21,510,000	5.000	11/01/2026	23,226,068
Illinois State GO Bonds Series 2018 A (BBB-/Baa3)
13,400,000	5.000	05/01/2021	13,619,760
Illinois State GO Bonds Series 2018 B (BBB-/Baa3)
5,000,000	5.000	05/01/2021	5,082,000
Illinois State GO Bonds Series 2019 A (BBB-/Baa3)
4,000,000	5.000	11/01/2024	4,300,680
Illinois State GO Bonds Series 2020 (BBB-/Baa3)
2,000,000	5.125	05/01/2022	2,087,480
2,000,000	5.375	05/01/2023	2,126,180
2,100,000	5.500	05/01/2024	2,276,841
Illinois State GO Refunding Bonds Series 2013 A (BBB-/Baa3)
2,000,000	5.000	04/01/2021	2,028,340
Illinois State GO Refunding Bonds Series 2017 D (BBB-/Baa3)
26,400,000	5.000	11/01/2020	26,453,856
Illinois State GO Refunding Bonds Series 2018 A (BBB-/Baa3)
2,000,000	5.000	10/01/2024	2,147,920
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 IL (BBB/NR)
12,500,000	5.000	06/15/2021	12,800,000
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 D (BBB/NR)
550,000	4.000	06/15/2021	559,372
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (AA-/A1)
2,250,000	5.000	01/01/2023	2,475,562
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (AA-/A1)
9,395,000	5.000	01/01/2025	11,081,215
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
425,000	5.000	02/01/2022	449,272
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (AA/A1)
435,000	2.000	12/01/2020	436,053
510,000	3.000	12/01/2021	524,596
440,000	4.000	12/01/2022	468,327
520,000	5.000	12/01/2023	583,643
Kendall Kane & Will Counties Community Unit School District No. 308 GO Bonds Series 2008 (AGM) (NR/A2)(d)
13,695,000	0.000	02/01/2021	13,670,212

Municipal Bonds – (continued)
Illinois – (continued)
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (AA/NR)
1,500,000	5.625	01/15/2031	1,598,550
Metropolitan Water Reclamation District of Greater Chicago GO Capital Improvement Bonds Series 2011 B (AA+/Aa2)
2,000,000	5.000	12/01/2023	2,107,880
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)(e)
17,325,000	5.500	06/01/2021	17,944,542
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,379,942
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,315,000	5.000	03/01/2021	2,359,170
State of Illinois GO Bonds Series 2010 A (BBB-/Baa3)
3,740,000	4.000	01/01/2021	3,757,391
State of Illinois GO Bonds Series 2014 (BBB-/Baa3)
3,300,000	5.000	02/01/2023	3,460,380
State of Illinois GO Bonds Series 2016 (BBB-/Baa3)
15,000,000	5.000	06/01/2023	15,811,650
State of Illinois GO Bonds Series 2017 A (BBB-/Baa3)
10,490,000	5.000	12/01/2023	11,141,429
State of Illinois GO Refunding Bonds Series 2016 (BBB-/Baa3)
2,360,000	5.000	02/01/2023	2,474,696
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (BBB-/Baa3)
2,000,000	5.000	10/01/2025	2,174,700
University of Illinois Board Trustees COPS RB Refunding Series 2016 A (A-/A1)
5,000,000	5.000	08/15/2021	5,180,650
Western Illinois University RB Refunding Series 2020 (BAM) (AA/NR)
1,100,000	4.000	04/01/2021	1,117,380
1,000,000	4.000	04/01/2023	1,075,260
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (AA/Baa2)
315,000	4.000	01/01/2021	316,739
950,000	4.000	01/01/2022	976,324

			684,291,583

Indiana – 0.9%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2017 (AMT) (A-/A1)(a)(b)
1,250,000	5.000	11/01/2024	1,463,100
City of Whiting Environmental Facilities RB Refunding for BP Products North America, Inc. Project Series 2019 A (AMT) (A-/A1)(a)(b)
11,990,000	5.000	06/05/2026	14,658,974
Indiana Bond Bank Advance Funding RB Series 2020 A (SP-1/NR)
8,635,000	3.000	01/11/2021	8,695,790
Indiana Finance Authority Educational Facilities RB for Indiana University Health, Inc. Obligated Group Series 2011 H (AA/Aa2)(a)(b)
10,590,000	1.650	07/01/2022	10,761,134

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Educational Facilities RB Refunding for Indiana University Health, Inc. Obligated Group Series 2015 B (AA/Aa2)(a)(b)
$8,065,000	1.650%	07/01/2022	$8,195,330
Indiana Finance Authority RB CWA Authority, Inc. Series 2015 A (AA/NR)
16,825,000	5.000	10/01/2045	19,263,447
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (AA-/Aa3)(a)
7,625,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.660	11/01/2023	7,621,188
Ivy Tech Community College of Indiana RB Refunding Series 2020 W (AA/NR)
435,000	5.000	07/01/2024	510,229
250,000	5.000	07/01/2025	303,505
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (AA+/NR)
465,000	3.000	01/15/2021	468,841
340,000	5.000	07/15/2021	353,059
405,000	3.000	01/15/2022	420,038
290,000	5.000	07/15/2022	315,242
300,000	5.000	01/15/2023	331,893
375,000	3.000	07/15/2023	399,495
Rockport City PCRB Refunding for Indiana Michigan Power Co. Project Series 2009 B (A-/A3)
10,000,000	3.050	06/01/2025	10,944,600

			84,705,865

Iowa – 0.1%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (AA-/A1)
650,000	5.000	02/15/2021	660,706
640,000	5.000	02/15/2022	678,982
605,000	5.000	02/15/2023	668,277
Iowa Finance Authority State Revolving RB Series 2011 (AAA/Aaa)(e)
5,000,000	5.000	08/01/2021	5,201,650

			7,209,615

Kansas – 0.8%
City of Olathe GO Bonds Series 2020 A (SP-1+/NR)
17,000,000	3.000	08/01/2021	17,375,870
Kansas City Wyandotte County Unified School District No. 500 GO Bonds Series 2016 A (AA-/Aa3)(e)
30,210,000	5.500	09/01/2026	39,062,436
Sedgwick County Kansas Unified School District No. 259 GO Refunding and Improvement Bonds Series 2015 A (NR/Aa2)
3,105,000	4.000	10/01/2021	3,224,077
State of Kansas Department of Transportation RB Refunding Series 2015 A (AA/Aa2)
15,840,000	2.750	09/01/2023	16,901,122
Wyandotte County-Kansas City Unified Government Utility System RB Refunding Series 2020 B (A/A2)
75,000	0.689	09/01/2021	75,031
130,000	0.789	09/01/2022	130,121

Municipal Bonds – (continued)
Kansas – (continued)
Wyandotte County-Kansas City Unified Government Utility System RB Refunding Series 2020 B (A/A2) – (continued)
265,000	0.909	09/01/2023	265,559
775,000	1.129	09/01/2024	780,572
780,000	1.249	09/01/2025	787,784

			78,602,572

Kentucky – 1.9%
City of Owensboro Electric Light & Power System RB Refunding Series 2019 (A-/A3)
650,000	5.000	01/01/2021	657,475
1,140,000	5.000	01/01/2022	1,206,052
800,000	4.000	01/01/2023	860,104
1,400,000	5.000	01/01/2024	1,595,314
2,700,000	4.000	01/01/2025	3,059,694
County of Owen RB Refunding for American Water/Kentucky-American Water Co. Obligated Group Project Series 2020 (A/Baa1)(a)(b)
1,665,000	0.700	09/01/2023	1,662,419
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 A (NATL-RE) (A-/A1)(c)
	(3 Mo. LIBOR + 0.53%),
15,085,000	0.698	11/01/2027	14,853,747
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2007 B (NATL-RE) (A-/A1)(c)
	(3 Mo. LIBOR + 0.55%),
2,000,000	0.718	11/01/2025	1,972,400
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (BB+/Baa3)
1,100,000	5.000	06/01/2021	1,121,043
2,470,000	5.000	06/01/2022	2,586,880
1,000,000	5.000	06/01/2023	1,074,510
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
685,000	5.000	08/01/2025	809,081
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)(a)(b)
13,000,000	4.000	04/01/2024	14,351,870
Kentucky Public Energy Authority Gas Supply RB Series 2018 A (NR/A3)
775,000	4.000	04/01/2021	788,299
1,210,000	4.000	04/01/2022	1,272,061
Kentucky Public Energy Authority Gas Supply RB Series 2018 B (NR/A3)(a)(b)
540,000	4.000	04/01/2024	596,155
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)(a)(b)
3,275,000	4.000	06/01/2025	3,706,809
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3)
1,085,000	4.000	12/01/2020	1,091,152
1,080,000	4.000	06/01/2021	1,104,721
1,515,000	4.000	12/01/2021	1,575,691
1,765,000	4.000	06/01/2022	1,865,481
2,420,000	4.000	12/01/2022	2,598,499

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (A/A3) – (continued)
$3,765,000	4.000%	06/01/2023	$4,101,968
7,385,000	4.000	12/01/2023	8,164,339
Kentucky Public Energy Authority Gas Supply RB Series 2018 C-1 (NR/A1)(a)(b)
7,255,000	4.000	01/01/2025	8,130,824
Kentucky Public Energy Authority Gas Supply RB Series 2019 C (A/A3)(a)(b)
20,000,000	4.000	02/01/2028	23,500,600
Kentucky Public Energy Authority RB Series 2020 A (NR/A1)(a)(b)
10,470,000	4.000	06/01/2026	12,110,963
Kentucky State Property & Building Commission RB Refunding Project No. 100 Series 2011 A (A-/A1)
2,065,000	5.000	08/01/2021	2,144,378
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A-/A1)
5,070,000	5.000	11/01/2022	5,555,706
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)
2,000,000	5.000	07/01/2030	2,123,140
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (A-/Aa3)(e)
3,560,000	5.000	07/01/2022	3,856,584
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (A-/Aa3)
2,995,000	5.000	07/01/2023	3,335,232
Kentucky Turnpike Authority RB Refunding for Kentucky Transportation Cabinet Series 2016 A (A-/Aa3)
1,000,000	5.000	07/01/2021	1,033,210
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 A (A/A1)(a)(b)
7,250,000	1.650	06/01/2021	7,294,587
Louisville & Jefferson County Metropolitan Government Environmental Facilities RB Refunding for Louisville Gas & Electric Co. Series 2007 B (A/A1)(a)(b)
3,000,000	1.650	06/01/2021	3,018,450
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 B (A/NR)(a)(b)
19,530,000	5.000	10/01/2023	21,986,679
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A/A1)
3,800,000	0.900	09/01/2026	3,793,654
Louisville & Jefferson County Metropolitan Sewer District RB for Kentucky Sewer & Drainage System Series 2011 A (AA/Aa3)
3,320,000	5.000	05/15/2030	3,484,971
Louisville Water Co. RB Refunding Series 2019 (AAA/Aaa)
9,390,000	5.000	11/15/2023	10,789,767

			184,834,509

Louisiana – 2.8%
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (A+/NR)
1,500,000	5.000	08/01/2021	1,557,015

Municipal Bonds – (continued)
Louisiana – (continued)
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (AGM) (AA/NR)
425,000	5.000	08/01/2022	460,781
600,000	5.000	08/01/2023	676,842
1,000,000	5.000	08/01/2024	1,168,640
1,100,000	5.000	08/01/2025	1,328,030
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (AA-/NR)
440,000	5.000	02/01/2021	447,005
215,000	5.000	02/01/2022	228,764
135,000	5.000	02/01/2023	149,893
465,000	5.000	02/01/2024	537,610
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (AA-/NR)
1,125,000	5.000	02/01/2021	1,142,910
1,395,000	5.000	02/01/2022	1,484,308
1,530,000	5.000	02/01/2023	1,698,790
1,570,000	5.000	02/01/2024	1,815,155
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for East Baton Rouge Sewerage Commission Series 2020 B (A+/NR)(a)(b)
35,000,000	0.875	02/01/2025	34,729,100
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. – Student Housing & Parking Project Series 2017 (AGM) (AA/NR)
740,000	2.250	10/01/2021	753,535
850,000	5.000	10/01/2021	889,049
800,000	2.500	10/01/2022	833,064
950,000	5.000	10/01/2022	1,035,053
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 A (A/A2)
10,000,000	3.375	09/01/2028	10,119,000
Louisiana Public Facilities Authority RB Refunding for Energy LLC Project Series 2016 B (A/A2)
14,000,000	3.500	06/01/2030	14,259,980
Louisiana Stadium & Exposition District RB Series 2020 (AA-/NR)
15,000,000	5.000	07/03/2023	15,868,050
Louisiana State GO Bonds Series 2012 A (AA-/Aa3)
5,040,000	5.000	08/01/2022	5,485,687
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (BBB-/Baa3)(a)(b)
12,160,000	2.000	04/01/2023	12,198,426
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-2 (BBB-/Baa3)(a)(b)
23,150,000	2.100	07/01/2024	23,274,547
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (BBB-/Baa3)(a)(b)
12,250,000	2.125	07/01/2024	12,326,930
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (AA-/Aa2)
120,000,000	4.000	05/01/2041	133,966,800

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2020 A-2 (AA-/Aa2)
$250,000	0.443%	05/01/2021	$250,002
800,000	0.543	05/01/2022	800,088
450,000	0.614	05/01/2023	450,113
265,000	0.769	05/01/2024	265,143
425,000	0.869	05/01/2025	424,711

			280,625,021

Maine – 0.3%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
1,985,000	4.000	10/01/2020	1,985,000
1,345,000	4.000	10/01/2021	1,396,164
State of Maine GO Bonds Series 2018 D (AA/Aa2)
8,545,000	5.000	06/01/2021	8,821,089
8,000,000	5.000	06/01/2022	8,645,920
4,290,000	5.000	06/01/2023	4,838,305

			25,686,478

Maryland – 1.5%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (BB-/NR)
500,000	5.000	09/01/2021	482,700
500,000	5.000	09/01/2022	476,105
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (AAA/Aaa)
2,000,000	5.000	08/01/2022	2,177,640
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (AAA/Aaa)
2,825,000	5.000	03/01/2023	3,156,344
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (A/NR)
650,000	4.000	01/01/2021	654,322
835,000	4.000	01/01/2022	862,154
815,000	4.000	01/01/2023	861,333
1,050,000	4.000	01/01/2024	1,134,956
2,805,000	4.000	01/01/2025	3,096,103
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (AAA/Aaa)(e)
14,350,000	5.000	11/01/2023	16,464,329
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (AAA/Aaa)
8,200,000	3.000	11/01/2022	8,690,606
County of Prince George’s Public Improvement GO Bonds Series 2014 A (AAA/Aaa)
3,530,000	4.000	09/01/2032	3,920,383
1,360,000	4.000	09/01/2033	1,505,329
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	675,944
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (A-/Baa1)
8,315,000	1.700	09/01/2022	8,490,363

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/NR)
120,000	4.000	10/01/2020	120,000
100,000	4.000	10/01/2021	102,516
165,000	4.000	10/01/2022	172,720
340,000	4.000	10/01/2023	363,107
350,000	4.000	10/01/2024	380,205
390,000	4.000	10/01/2025	429,503
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Series 2020 B-1 (A/A2)(a)(b)
4,325,000	5.000	07/01/2025	5,089,314
Maryland Health & Higher Educational Facilities Authority RB Refunding for University of Maryland Medical System Obligated Group Series 2020 B-2 (A/A2)(a)(b)
7,000,000	5.000	07/01/2027	8,688,750
Maryland State Economic Development Corporation Student Housing RB Refunding for University of Maryland College Park Projects Series 2016 (AGM) (AA/A2)
675,000	4.000	06/01/2021	687,771
Maryland State GO Bonds for State & Local Facilities Loan Tax Exempt Second Series 2013 A (AAA/Aaa)(e)
15,820,000	5.000	08/01/2021	16,458,021
Maryland State Transportation Authority RB Series 2020 (AA-/Aa2)
900,000	5.000	07/01/2025	1,097,838
1,325,000	5.000	07/01/2026	1,665,207
State of Maryland Department of Transportation Second Issue RB Series 2013 (AAA/Aa1)
10,265,000	4.000	12/01/2026	10,681,759
State of Maryland Department of Transportation Second Issue RB Series 2018 (AAA/Aa1)
14,645,000	5.000	10/01/2025	18,042,054
State of Maryland Department of Transportation Third Issue RB Series 2015 (AAA/Aa1)
9,855,000	4.000	12/15/2026	10,985,763
State of Maryland GO State and Local Facilities Loan Second Series A Tax Exempt Bonds 2013 (AAA/Aaa)(e)
19,935,000	4.000	08/01/2021	20,573,518
University Maryland System Auxiliary Facility & Tuition RB Series 2018 A (AA+/Aa1)
1,595,000	5.000	04/01/2022	1,710,893
1,075,000	5.000	04/01/2023	1,202,506

			151,100,056

Massachusetts – 3.2%
City of Lawrence GO Bonds Series 2020 (ST AID WITHHLDG) (SP-1+/NR)
3,600,000	1.500	09/01/2021	3,638,196
City of Quincy GO Bonds Series 2020 (SP-1+/NR)
55,206,000	2.000	07/09/2021	55,963,978
City of Worcester Municipal Purpose Loan GO Bonds Series 2018 A (AA-/Aa3)
4,105,000	5.000	01/15/2021	4,161,936
Commonwealth of Massachusetts GO Bonds Series 2014 A (AA/NR)
9,315,000	5.000	12/01/2041	9,773,764

The accompanying notes are an integral part of these financial statements.	143

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (AAA/Aaa)
$3,795,000	5.000%	02/01/2023	$4,223,076
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A/A3)
730,000	4.000	07/01/2021	749,031
750,000	4.000	07/01/2022	793,710
750,000	5.000	07/01/2023	836,288
500,000	5.000	07/01/2024	577,160
Massachusetts Development Finance Agency RB for Waste Management of Massachusetts, Inc. Series 2002 (AMT) (A-/NR)(a)(b)(f)
4,250,000	2.450	05/03/2021	4,295,942
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (NR/A1)
1,575,000	5.000	10/01/2024	1,867,178
920,000	5.000	10/01/2025	1,128,785
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (AA/NR)
200,000	5.000	10/01/2021	208,696
275,000	5.000	10/01/2022	298,067
300,000	5.000	10/01/2023	337,089
350,000	5.000	10/01/2024	406,592
300,000	5.000	10/01/2025	359,199
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (BBB+/NR)
460,000	5.000	07/01/2021	473,446
875,000	5.000	07/01/2022	934,194
725,000	5.000	07/01/2023	799,428
Massachusetts Health & Educational Facilities Authority RB for President & Fellows of Harvard College Series 1999 R (AAA/Aaa)(a)(b)
18,390,000	0.050	10/01/2020	18,390,000
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA) (FNMA) (FHLMC) (AA+/Aa1)(a)(b)
5,250,000	1.850	06/01/2025	5,459,213
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (AA/Aa3)
2,305,000	2.078	10/15/2023	2,396,716
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE) (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
7,665,000	0.738	05/01/2037	7,454,366
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(c)
	(3 Mo. LIBOR + 0.57%),
11,560,000	0.738	05/01/2037	11,242,331
Massachusetts State GO Bonds Series 2014 F (AA/Aa1)
58,940,000	4.000	11/01/2031	62,791,729
Massachusetts State GO Bonds Series 2015 (AA/Aa1)
1,450,000	3.500	05/01/2036	1,537,870
Massachusetts State GO Refunding Bonds Series 2007 A (AA/Aa1)(c)
	(3 Mo. LIBOR + 0.55%),
38,250,000	0.718	11/01/2025	38,187,270
Massachusetts State GO Refunding Bonds Series 2020 A (AA/Aa1)(a)(b)
26,000,000	5.000	06/01/2023	29,256,240

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A+/A2)
1,195,000	5.000	01/01/2021	1,209,196
875,000	5.000	01/01/2022	927,404
1,300,000	5.000	01/01/2023	1,433,107
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (AA/Aa2)(a)(b)
1,205,000	5.000	01/01/2023	1,325,512
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Series 2019 A (AA/Aa2)(a)(b)
40,050,000	5.000	01/01/2023	44,055,401

			317,492,110

Michigan – 1.8%
Allen Park Public School District GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
3,660,000	5.000	05/01/2021	3,759,040
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (AA/NR)
1,385,000	5.000	11/01/2022	1,521,326
Chippewa Valley Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/Aa1)
255,000	0.478	05/01/2023	255,023
375,000	0.640	05/01/2024	375,083
1,520,000	0.790	05/01/2025	1,520,395
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (AA/NR)
800,000	5.000	07/01/2022	861,808
900,000	5.000	07/01/2023	1,007,469
13,450,000	5.000	07/01/2048	14,981,686
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (AA/NR)
1,500,000	5.000	07/01/2021	1,549,230
1,500,000	5.000	07/01/2022	1,615,890
1,500,000	5.000	07/01/2023	1,679,115
500,000	5.000	07/01/2024	579,170
550,000	5.000	07/01/2025	633,776
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (AA/Aa1)
7,420,000	5.000	05/01/2023	7,962,550
1,000,000	5.000	05/01/2031	1,069,820
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A+/A2)
375,000	1.442	07/01/2021	375,188
260,000	1.492	07/01/2022	260,465
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (AA-/A1)
115,000	1.503	07/01/2023	116,283
370,000	1.604	07/01/2024	375,702
200,000	1.654	07/01/2025	203,464
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A+/A1)
3,810,000	5.000	08/01/2021	3,950,932

144	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB Refunding for Henry Ford Health System Series 2016 (A/A2)
$500,000	5.000%	11/15/2021	$524,330
Michigan Finance Authority Local Government Loan Program RB for City of Detroit Distributable State Aid Fourth Lien Utgo Refunding Local Project Bonds Series 2016 C-3 (AA-/Aa2)
1,510,000	5.000	04/01/2021	1,542,707
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (BB+/NR)
500,000	3.400	10/01/2020	500,000
500,000	3.600	10/01/2021	505,530
500,000	3.800	10/01/2022	512,770
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A1)
5,175,000	5.000	07/01/2021	5,359,540
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A1)
10,000,000	5.000	07/01/2021	10,356,600
9,225,000	5.000	07/01/2022	9,991,782
5,000,000	5.000	07/01/2023	5,643,950
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (AA-/A1)
750,000	5.000	07/01/2021	776,745
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2011 (AA-/Aa3)(e)
9,850,000	5.000	12/01/2021	10,404,161
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (AA-/Aa3)(e)
9,745,000	5.000	06/01/2022	10,509,690
Michigan Finance Authority RB Refunding for Trinity Health Corp Obligated Group Series 2017 A (AA-/Aa3)
1,950,000	5.000	12/01/2023	2,226,685
Michigan Municipal Bonds Authority RB for Clean Water Revolving Pooled Project Series 2010 (AAA/NR)(e)
4,850,000	5.000	10/01/2020	4,850,000
Michigan State Building Authority RB Refunding Series 2020 (AA-/Aa2)
1,110,000	0.461	10/15/2022	1,112,231
750,000	0.602	04/15/2023	751,680
920,000	0.652	10/15/2023	922,548
1,810,000	0.816	10/15/2024	1,816,281
2,880,000	0.916	10/15/2025	2,890,685
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/01/17 Series 2010 F-2 (AA+/Aa2)(a)(b)
2,600,000	1.900	04/01/2021	2,620,774

Municipal Bonds – (continued)
Michigan – (continued)
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Senior Credit Group RMKT 03/15/17 Series 2010 F-5 (AA+/Aa2)(a)(b)
4,400,000	2.400	03/15/2023	4,617,624
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (NR/Baa2)
2,210,000	5.000	12/31/2023	2,466,073
2,635,000	5.000	06/30/2024	2,980,817
3,500,000	5.000	12/31/2024	4,014,115
Michigan Strategic Fund RB for Waste Management of Michigan, Inc. Series 2001 (A-/NR)(a)(b)
11,700,000	2.850	08/02/2021	11,918,439
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project RMKT 09/01/16 Series 2008 ET-2 (A/Aa3)(a)(b)
2,000,000	1.450	09/01/2021	2,009,260
Michigan Strategic Fund RB Refunding for The Detroit Edison Company Pollution Control Bonds Project Series 1995 CC (A/Aa3)(a)(b)
4,000,000	1.450	09/01/2021	4,018,520
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (NR/Aa1)
2,380,000	5.000	05/01/2023	2,670,241
2,730,000	5.000	05/01/2024	3,185,501
Star International Academy RB Refunding Series 2020 (NR/NR)
665,000	4.000	03/01/2023	692,956
690,000	4.000	03/01/2024	727,343
720,000	4.000	03/01/2025	766,246
745,000	4.000	03/01/2026	798,014
775,000	4.000	03/01/2027	832,869
University of Michigan General RB RMKT 02/26/18 Series 2012 E (AAA/Aaa)(a)
3,930,000	(SIFMA Municipal Swap Index Yield + 0.27%), 0.370	04/01/2022	3,932,162
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	507,800
515,000	1.889	05/01/2024	525,691
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2016 A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2021	1,025,750
1,000,000	5.000	05/01/2022	1,070,090
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2018 C (A-/A1)
895,000	4.000	12/01/2020	900,495
600,000	5.000	12/01/2021	633,030
500,000	5.000	12/01/2022	545,010
Wayne State University RB Series 2020 A (A+/Aa3)
500,000	0.897	11/15/2021	502,750
745,000	1.097	11/15/2022	754,156
500,000	1.219	11/15/2023	510,590
700,000	1.322	11/15/2024	718,984
Western Michigan University RB Refunding Series 2019 A (A/Aa3)
1,490,000	5.000	11/15/2022	1,621,761
160,000	5.000	11/15/2023	180,325

			173,598,716

The accompanying notes are an integral part of these financial statements.	145

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – 0.9%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AAA/NR)(d)
$700,000	0.000%	02/01/2021	$699,489
City of Rochester RB for Mayo Clinic Series 2011 C (AA/WR)(a)(b)
10,795,000	4.500	11/15/2021	11,285,093
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (NR/Baa1)
500,000	4.000	05/01/2021	508,070
500,000	4.000	05/01/2022	521,530
575,000	5.000	05/01/2023	628,722
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (A/NR)
2,810,000	5.000	01/01/2024	3,161,390
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (NR/Baa2)
75,000	3.000	12/01/2020	75,167
75,000	3.000	12/01/2021	76,179
100,000	3.000	12/01/2022	103,061
100,000	3.000	12/01/2023	104,094
100,000	4.000	12/01/2024	108,840
180,000	4.000	12/01/2025	197,671
Minnesota Rural Water Finance Authority, Inc. RB Series 2020 (NR/MIG1)
5,500,000	1.000	08/01/2021	5,512,320
Minnesota State Trunk Highway GO Bonds Series 2020 F (AAA/Aa1)
2,450,000	2.500	08/01/2026	2,727,046
Minnesota State Trunk Highway GO Refunding Bonds Series 2020 G (AAA/Aa1)
6,560,000	0.400	08/01/2022	6,576,925
5,275,000	0.400	08/01/2023	5,279,114
Minnesota State Various Purpose GO Refunding Bonds Series 2015 A (AAA/Aa1)
9,800,000	5.000	08/01/2021	10,195,234
Minnesota State Various Purpose GO Refunding Bonds Series 2016 D (AAA/Aa1)
6,305,000	5.000	08/01/2021	6,559,281
Minnesota State Various Purpose GO Refunding Bonds Series 2020 F (AAA/Aa1)
12,850,000	1.000	08/01/2022	13,023,860
13,730,000	1.000	08/01/2023	13,972,335
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (AAA/Aa1)
3,240,000	5.000	08/01/2022	3,527,129

			84,842,550

Mississippi – 1.6%
County of Jackson RB for Chevron Corp. Series 1993 (AA/Aa2)(a)(b)
35,070,000	0.100	10/01/2020	35,070,000
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2007 B (AA/Aa2)(a)(b)
31,380,000	0.100	10/01/2020	31,380,000
Mississippi Business Finance Corp. RB for Mississippi Power Co. Project First Series 2010 (A-/NR)(a)(b)
7,725,000	2.750	12/09/2021	7,830,678

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp. RB for Waste Management, Inc. Series 2002 (AMT) (A-/NR)(a)(b)
1,000,000	2.200	06/03/2024	1,044,970
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (BBB+/Baa3)
9,100,000	2.500	04/01/2022	9,161,880
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,971,633
Mississippi Hospital Equipment & Facilities Authority RB Refunding for Baptist Memorial Health Care Obligated Group Series 2020 A-2 (BBB+/NR)(a)(b)
10,500,000	0.650	09/01/2021	10,501,890
State of Minnesota GO Bonds for Capital Improvement Series 2011 A (AA/Aa2)(e)
21,415,000	5.000	10/01/2021	22,447,417
Warren County Gulf Opportunity Zone RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
6,800,000	2.900	09/01/2023	7,198,344
Warren County RB Refunding for International Paper Company, Series 2018 (BBB/Baa2)(a)(b)
1,425,000	2.900	09/01/2023	1,508,476
Warren County RB Refunding for International Paper Company, Series 2020 A (BBB/Baa2)(a)(b)
9,085,000	1.375	06/16/2025	9,257,978
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (BBB/Baa2)(a)(b)
1,175,000	1.600	06/16/2025	1,209,510
Warren County RB Refunding for International Paper Company, Series 2020 C (BBB/Baa2)(a)(b)
9,300,000	1.375	06/16/2025	9,477,072

			155,059,848

Missouri – 0.4%
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (BBB-/Ba1)
400,000	5.000	03/01/2021	404,996
Missouri Health & Educational Facilities Authority RB for The Washington University Series 2000 C (AA+/Aa1)(a)(b)
15,500,000	0.100	10/01/2020	15,500,000
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (BBB-/NR)
570,000	5.000	09/01/2023	626,424
600,000	5.000	09/01/2024	677,820
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (AA-/A1)
1,055,000	5.000	02/15/2021	1,072,376
640,000	5.000	02/15/2022	678,982
525,000	5.000	02/15/2023	579,910
400,000	5.000	02/15/2024	457,344
Missouri Southern State University RB Series 2019 A (AGM) (AA/NR)
105,000	5.000	10/01/2024	119,404
125,000	5.000	10/01/2025	145,480

146	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A/A2)
$5,300,000	1.600%	12/01/2022	$5,365,667
Southeast Missouri State University RB Refunding Series 2020 (A/NR)
585,000	5.000	04/01/2022	621,042
1,200,000	5.000	04/01/2023	1,318,608
1,405,000	5.000	04/01/2024	1,592,722
1,410,000	5.000	04/01/2025	1,641,127
2,795,000	5.000	04/01/2026	3,321,718
St. Louis County Rockwood School District GO Refunding Bonds Series 2017 (AAA/NR)
3,995,000	5.000	02/01/2021	4,059,280

			38,182,900

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (AA+/Aa3)
210,000	4.000	07/01/2021	216,019
310,000	5.000	07/01/2022	336,111
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A-/A3)
8,790,000	2.000	08/01/2023	9,069,082
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (NR/Aa2)
470,000	5.000	12/01/2022	518,198
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (AA-/Aa3)
750,000	5.000	01/01/2022	793,163
500,000	5.000	01/01/2023	549,890

			11,482,463

Nebraska – 0.3%
Central Plains Energy Project RB Refunding Series 2019 (AA/Aa2)(a)(b)
12,400,000	4.000	08/01/2025	14,251,816
City of Lincoln Electric System RB Refunding Series 2012 (AA/NR)
2,615,000	5.000	09/01/2021	2,731,263
County of Washington RB Refunding for Cargill, Inc. Series 2012 (AMT) (A/NR)(a)(b)
4,700,000	0.900	09/01/2025	4,692,715
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (AA-/A1)(a)(b)
2,100,000	5.000	11/15/2025	2,519,097
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (AA-/A1)
100,000	5.000	11/15/2021	104,982
110,000	5.000	11/15/2023	125,031
175,000	5.000	11/15/2025	212,146
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A/NR)
690,000	4.000	11/01/2020	692,056
Nebraska Public Power District RB Series 2012 A (A+/A1)
2,000,000	4.000	01/01/2021	2,019,020

			27,348,126

Municipal Bonds – (continued)
Nevada – 0.7%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (AA/A2)
1,000,000	5.000	06/01/2021	1,031,080
1,970,000	5.000	06/01/2024	2,275,468
Clark County School District Building GO Bonds Series 2016 B (A+/A1)
1,190,000	5.000	06/15/2022	1,281,951
Clark County School District Building GO Bonds Series 2017 A (A+/A1)
3,645,000	5.000	06/15/2022	3,926,649
Clark County School District GO Bonds Series 2020 A (AGM) (A+/A1)
600,000	3.000	06/15/2022	626,028
Clark County School District GO Bonds Series 2020 A (AGM) (AA/A1)
250,000	3.000	06/15/2023	266,000
275,000	3.000	06/15/2024	298,521
325,000	3.000	06/15/2025	359,102
550,000	5.000	06/15/2026	673,651
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (AAA/Aa1)
3,640,000	5.000	07/01/2022	3,948,599
County of Clark GO Bonds Series 2013 (AA+/Aa1)
19,840,000	5.000	11/01/2036	22,337,459
County of Clark Passenger Facility Charge RB Refunding Series 2017 B (AMT) (A+/Aa3)
5,000,000	5.000	07/01/2023	5,543,450
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A-/A1)
12,000,000	1.450	12/01/2024	12,335,160
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (A/Aa3)
700,000	5.000	07/01/2025	793,639
Las Vegas Convention & Visitors Authority RB Series 2018 B (A/Aa3)
200,000	5.000	07/01/2024	221,856
Las Vegas Valley Nevada Water District GO Refunding Bonds Series 2018 B (AA/Aa1)
9,010,000	5.000	06/01/2021	9,299,852
State of Nevada GO Bonds for Capital Improvements & Cultural Affairs Series 2014 A (AA+/Aa1)
2,590,000	5.000	04/01/2021	2,651,875
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 B (A+/A2)(a)(b)
2,160,000	3.000	06/01/2022	2,248,431
Washoe County Sierra Pacific Power Company Project RB Refunding for Nevada Gas & Water Facilities Series 2016 C (AMT) (NR/A2)(a)(b)
2,000,000	0.625	04/15/2022	2,000,000

			72,118,771

The accompanying notes are an integral part of these financial statements.	147

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – 0.5%
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2018 A (AMT) (A-/NR)(a)
$31,000,000	(SIFMA Municipal Swap Index Yield + 0.75%), 0.860%	10/01/2021	$31,003,410
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-1 (AMT) (A-/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,297,125
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-2 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,188,500
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-3 (AMT) (A-/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,188,500
New Hampshire Business Finance Authority RB Refunding for Waste Management, Inc. Series 2019 A-4 (AMT) (A-/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,113,100

			45,790,635

New Jersey – 5.2%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM) (ST AID WITHHLDG) (AA/Baa1)
500,000	5.000	03/01/2023	551,350
Borough of Fair Lawn GO Bonds Series 2020 (NR/NR)
5,000,000	1.500	09/10/2021	5,058,750
Burlington County Bridge Commission RB for County of Burlington NJ Series 2019 C-1 (NR/MIG1)
3,250,000	3.000	11/20/2020	3,260,400
Burlington County Bridge Commission RB for County of Burlington NJ Series 2020 A&B (NR/MIG1)
30,000,000	3.500	04/15/2021	30,311,100
Casino Reinvestment Development Authority, Inc. RB Series 2014 (AGM-CR) (AA/A2)
1,470,000	5.000	11/01/2020	1,474,822
City of Long Branch GO Bonds Series 2020 B (NR/MIG1)
14,445,000	2.000	10/01/2020	14,445,000
City of Newark GO Bonds Series 2020 (NR/NR)
3,500,000	3.500	07/27/2021	3,581,060
City of Newark GO Refunding Bonds Series 2020 A (AGM) (ST AID WITHHLDG) (AA/A2)
1,000,000	5.000	10/01/2023	1,129,350
800,000	5.000	10/01/2024	932,784
650,000	5.000	10/01/2025	781,436
750,000	5.000	10/01/2026	923,228
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (NR/Baa1)
115,000	5.000	10/01/2021	119,787
750,000	5.000	10/01/2022	812,130
City of Newark GO Refunding Bonds Series 2020 B (AGM) (SCH BD RES FD) (AA/A2)
525,000	5.000	10/01/2023	592,909
650,000	5.000	10/01/2024	757,887
600,000	5.000	10/01/2025	721,326
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (NR/A3)
250,000	5.000	10/01/2021	260,613
580,000	5.000	10/01/2022	628,650

Municipal Bonds – (continued)
New Jersey – (continued)
County of Cape May GO Bonds Series 2019 (NR/Aa1)
830,000	4.000	10/01/2021	862,088
2,450,000	4.000	10/01/2022	2,639,066
2,655,000	4.000	10/01/2024	3,037,639
Garden State Preservation Trust Capital Appreciation RB Series 2003 B (AGM) (AA/A2)(d)
5,750,000	0.000	11/01/2021	5,709,175
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/Aa3)
1,025,000	4.000	02/15/2021	1,038,725
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (B/NR)
180,000	4.000	07/01/2021	181,407
220,000	4.000	01/01/2022	222,853
225,000	4.000	07/01/2022	221,634
270,000	4.000	01/01/2023	264,592
275,000	4.000	07/01/2023	268,348
320,000	4.000	01/01/2024	310,496
325,000	4.000	07/01/2024	313,999
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (BBB+/Baa1)
10,070,000	5.000	06/15/2040	10,858,280
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A+/A1)
1,375,000	1.000	06/01/2023	1,378,685
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A+/A1)(a)(b)
8,645,000	1.200	06/01/2023	8,773,205
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A+/A1)
2,550,000	1.150	06/01/2023	2,587,842
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (AA/A2)
1,835,000	4.000	06/01/2021	1,869,718
1,000,000	4.000	06/01/2022	1,047,330
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 K (AMBAC) (BBB+/Baa1)
1,870,000	5.250	12/15/2020	1,886,456
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (AMBAC) (BBB+/Baa1)
12,350,000	5.500	09/01/2024	14,178,788
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (BBB+/Baa1)(c)
13,315,000	(SIFMA Municipal Swap Index Yield + 1.25%), 1.360	09/01/2025	13,057,222

148	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (BBB+/Baa1)
$22,710,000	5.000%	06/15/2021	$23,352,466
6,900,000	5.000	06/15/2025	7,916,646
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (BBB+/Baa1)
2,345,000	5.000	06/15/2023	2,567,447
6,500,000	5.000	06/15/2024	7,295,600
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (BBB+/NR)
485,000	5.000	07/01/2021	497,814
440,000	5.000	07/01/2022	466,923
New Jersey Health Care Facilities Financing Authority RB for Princeton Healthcare System Issue Series 2016 A (AA/Aa3)
750,000	5.000	07/01/2021	775,538
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-1 (AA-/A1)(a)(b)
13,480,000	5.000	07/01/2024	15,605,796
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2019 B-2 (AA-/A1)(a)(b)
6,825,000	5.000	07/01/2025	8,164,338
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (BBB/Baa2)
1,000,000	5.000	07/01/2021	1,029,990
1,240,000	5.000	07/01/2022	1,325,448
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (AA/A2)
1,615,000	5.250	01/01/2026	1,992,845
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A2)
3,560,000	5.000	01/01/2022	3,764,451
New Jersey State Turnpike Authority RB Refunding Series 2017 C-1 (ETM) (A+/A2)(c)(e)
	(1 Mo. LIBOR + 0.34%),
1,290,000	0.449	01/01/2021	1,289,484
New Jersey State Turnpike Authority RB Refunding Series 2017 C-2 (A+/A2)(c)
	(1 Mo. LIBOR + 0.48%),
5,000,000	0.589	01/01/2022	4,989,250
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A+/A2)(c)
	(1 Mo. LIBOR + 0.60%),
15,565,000	0.709	01/01/2023	15,526,243
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A+/A2)(c)
	(1 Mo. LIBOR + 0.70%),
5,000,000	0.809	01/01/2024	4,992,150
New Jersey State Turnpike Authority RB Series 2014 A (A+/A2)
8,635,000	5.000	01/01/2027	9,933,013
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (BBB+/Baa1)(d)
28,505,000	0.000	12/15/2028	22,668,886

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (BBB+/Baa1)
10,000,000	5.000	06/15/2021	10,282,900
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (BBB+/Baa1)
1,000,000	5.000	06/15/2021	1,028,290
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2005 B (NATL-RE) (BBB+/Baa1)
11,050,000	5.500	12/15/2021	11,657,971
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (AA/A2)
25,080,000	5.250	12/15/2022	27,334,190
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (BBB+/Baa1)
15,795,000	5.250	12/15/2020	15,932,259
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (BBB+/Baa1)(d)
11,890,000	0.000	12/15/2025	10,635,248
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL-RE) (BBB+/Baa1)(d)
33,905,000	0.000	12/15/2027	28,470,368
320,000	0.000	12/15/2031	229,053
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (BBB+/Baa1)
3,385,000	5.000	12/15/2023	3,762,089
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (BBB+/Baa1)(e)
5,185,000	5.000	06/15/2021	5,363,053
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (BBB+/Baa1)
8,080,000	5.000	12/15/2024	9,187,364
12,030,000	5.000	12/15/2025	13,949,266
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (BBB+/Baa1)
2,000,000	5.000	12/15/2023	2,222,800
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (A+/Baa1)
5,215,000	5.000	06/15/2021	5,352,050
5,000,000	5.000	06/15/2022	5,315,700
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (BBB+/Baa1)
27,745,000	5.250	12/15/2023	31,061,360
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL-RE) (BBB+/Baa1)
4,920,000	5.750	06/15/2023	5,485,603
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (A+/Baa1)
11,250,000	5.000	06/15/2023	12,364,763
New Jersey Transportation Trust Fund Authority Transportation RB Series 2011 B (BBB+/Baa1)(e)
5,150,000	5.250	06/15/2021	5,335,915

The accompanying notes are an integral part of these financial statements.	149

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (AA/A2)
$30,330,000	5.500%	12/15/2022	$33,220,449
Plainsboro Township GO General Improvement Bonds Series 2016 (AAA/NR)
1,000,000	2.000	08/01/2022	1,034,180
Tobacco Settlement Financing Corp. RB Series 2018 B (BBB/NR)
4,175,000	3.200	06/01/2027	4,267,685
Toms River Board of Education GO Bonds Series 2019 (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,778,006

			517,475,020

New Mexico – 0.9%
City of Albuquerque General Purpose GO Bonds Series 2018 A (AAA/Aa3)
6,480,000	5.000	07/01/2021	6,714,122
Farmington City PCRB Refunding for Public Service Co. of New Mexico San Juan & Four Corners Projects Series 2016 A (BBB/Baa2)(a)(b)
6,645,000	1.875	10/01/2021	6,720,487
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 B (BBB/Baa2)(a)(b)
50,000	2.125	06/01/2022	51,078
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (BBB/Baa2)(a)(b)
10,000,000	1.150	06/01/2024	10,057,600
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (BBB/Baa2)(a)(b)
14,750,000	1.100	06/01/2023	14,819,915
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (BBB/Baa2)(a)(b)
11,500,000	1.150	06/01/2024	11,566,240
Farmington City PCRB Refunding for Public Servicing Co. of New Mexico San Juan & Four Corners Projects Series 2016 B (BBB/Baa2)(a)(b)
15,425,000	1.875	10/01/2021	15,600,228
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project RMKT 06/01/17 Series 2017 B (BBB/Baa2)(a)(b)
3,750,000	2.125	06/01/2022	3,830,850
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (AA+/Aa1)
4,055,000	5.000	06/15/2022	4,389,335
New Mexico Finance Authority RB Refunding for State Transportation Senior Lien Series 2010 B (AA+/Aa1)
3,600,000	5.000	06/15/2021	3,722,832
New Mexico State GO Refunding Bonds Series 2017 B (AA/Aa2)
9,485,000	5.000	03/01/2021	9,673,657
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (A-/NR)
100,000	4.000	09/01/2023	107,653
100,000	4.000	09/01/2024	109,788
175,000	4.000	09/01/2025	195,725
150,000	5.000	09/01/2026	178,490

			87,738,000

Municipal Bonds – (continued)
New York – 15.6%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (NR/Ba1)
1,250,000	5.000	07/15/2021	1,270,500
500,000	5.000	07/15/2022	524,735
500,000	5.000	07/15/2023	537,335
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (AA/NR)
500,000	5.000	04/01/2024	576,670
520,000	5.000	04/01/2025	620,064
500,000	5.000	04/01/2026	612,905
City of Middletown GO Bonds Series 2020 (NR/NR)
6,925,000	1.500	08/26/2021	7,002,352
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (AA/Aa1)(a)(b)
42,105,000	5.000	02/01/2024	46,998,864
City of New York GO Bonds Series 2012 B (AA/Aa1)
6,675,000	5.000	08/01/2023	7,246,046
City of Rochester GO Bonds Series 2020 (NR/NR)
59,305,000	3.000	06/30/2021	60,377,828
55,895,000	2.000	08/04/2021	56,584,185
City of Syracuse GO Bonds Series 2020 (NR/NR)
50,000,000	2.000	07/30/2021	50,683,500
County of Nassau GO Bonds for General Improvement Series 2017 B (A+/A2)
2,535,000	5.000	04/01/2021	2,592,747
2,345,000	5.000	04/01/2022	2,505,140
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (AA/A2)
1,000,000	5.000	07/01/2022	1,082,210
County of Nassau GO Bonds Series 2020 C (SP-1+/NR)
19,195,000	4.000	03/15/2021	19,515,365
Eastport-South Manor Central School District GO Bonds Series 2020 (ST AID WITHHDLG) (NR/NR)
15,200,000	1.500	04/15/2021	15,289,832
Greece Central School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)
23,000,000	1.500	06/29/2021	23,192,970
Hermon-DeKalb Central School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)
5,000,000	1.500	08/20/2021	5,052,150
Long Island Power Authority RB Refunding Series 2014 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
34,000,000	0.859	10/01/2023	33,980,620
Long Island Power Authority RB Refunding Series 2015 C (A/A2)(a)
	(1 Mo. LIBOR + 0.75%),
28,500,000	0.859	10/01/2023	28,484,040
Long Island Power Authority RB Refunding Series 2020 B (A/A2)(a)(b)
8,000,000	0.850	09/01/2025	8,039,840
Long Island Power Authority RB Series 2012 B (A/A2)
10,000,000	5.000	09/01/2027	10,788,000

150	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Series 2019 B (A/A2)(a)(b)
$13,675,000	1.650%	09/01/2024	$14,102,754
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (SP-1+/NR)
31,125,000	5.000	03/01/2022	32,502,592
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (SP-2/MIG2)
41,005,000	5.000	02/01/2023	42,275,335
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (SP-2/MIG2)
10,390,000	4.000	02/01/2022	10,499,303
Metropolitan Transportation Authority RB Green Bond Subseries 2019 A-1 (BBB+/A3)(a)(b)
56,070,000	5.000	11/15/2024	58,682,862
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (BBB+/A3)(a)
	(1 Mo. LIBOR + 0.55%),
26,780,000	0.654	11/01/2022	25,333,344
Metropolitan Transportation Authority RB Series 2011 B (BBB+/WR)(a)
	(1 Mo. LIBOR + 0.55%),
26,625,000	0.654	11/01/2022	25,186,718
Metropolitan Transportation Authority RB Series 2018 A-1 (BBB+/A3)(a)(b)
2,395,000	5.000	11/15/2020	2,399,527
Metropolitan Transportation Authority RB Series 2018 B-2A (SP-2/NR)
14,325,000	5.000	05/15/2021	14,514,090
Metropolitan Transportation Authority RB Subseries 2014 D-2 (BBB+/A3)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.45%), 0.560	11/15/2022	14,255,250
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (AA/WR)
19,380,000	5.000	08/01/2022	21,078,851
New York City GO Bonds Fiscal 2019 Series A (AA/Aa2)
10,000,000	5.000	08/01/2022	10,876,600
New York City GO Bonds Subseries 2006 C-4 (AGM) (AA/Aa1)(b)
300,000	0.400	01/01/2032	300,000
New York City GO Bonds Subseries 2012 A-1 (AA/Aa1)
10,210,000	5.000	10/01/2028	11,115,219
New York City GO Refunding Bonds Fiscal 2018 Series A (AA/Aa1)
4,175,000	5.000	08/01/2026	5,191,320
New York City GO Refunding Bonds Series 2015 A (AA/Aa1)
8,670,000	5.000	08/01/2021	9,015,933
New York City GO Refunding Bonds Subseries 2021 A-1 (AA/Aa1)
11,845,000	5.000	08/01/2024	13,862,204
6,255,000	5.000	08/01/2025	7,568,237

Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family RB for Sustainable Neighborhood Series 2018 L-1 (AA+/Aa2)(a)(b)
6,500,000	2.750	12/29/2023	6,791,265
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (AA+/Aa2)(a)(b)
10,500,000	1.125	11/01/2024	10,577,175
New York City Housing Development Corp. RB Green Bonds Series 2018 L-1 (AA+/Aa2)(a)(b)
510,000	2.750	12/29/2023	532,853
New York City Housing Development Corp. RB Series 2020 D-2 (AA+/Aa2)(a)(b)
2,000,000	0.700	11/01/2024	1,997,520
New York City Housing Development Corp. RB Series 2020 G (A-1+/Aa2)(a)(b)
15,000,000	0.200	03/01/2021	14,997,450
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (AAA/Aa1)(a)(b)
250,000	0.400	10/11/2020	250,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (AAA/Aa1)
4,600,000	5.000	02/01/2028	5,257,248
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (AAA/Aa1)
3,825,000	5.000	08/01/2030	4,443,158
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-4 (AAA/Aa1)(a)(b)
49,665,000	0.130	10/01/2020	49,665,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (AAA/Aa1)
23,565,000	2.570	11/01/2023	24,933,891
25,580,000	2.640	11/01/2024	27,507,197
17,885,000	2.740	11/01/2025	19,558,321
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (AAA/Aa1)
7,800,000	1.940	05/01/2024	8,126,274
33,155,000	2.010	05/01/2025	34,964,600
New York City Water & Sewer System RB Series 2013 AA-2 (AA+/Aa1)(a)(b)
24,895,000	0.130	10/01/2020	24,895,000
New York City Water & Sewer System RB Series 2013 DD (AA+/Aa1)
10,000,000	5.000	06/15/2035	11,201,100
New York Housing Development Corp. Multi-Family Mortgage RB for Sustainable Neighborhood Bonds Series 2017 Class G-2 (AA+/Aa2)(a)(b)
5,180,000	2.000	12/31/2021	5,183,056
New York State Dormitory Authority RB for New York State University Series 2013 A (A+/Aa3)
2,450,000	5.000	07/01/2025	2,729,079
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-1 (A-/A3)(a)(b)
10,380,000	5.000	05/01/2022	10,882,703

The accompanying notes are an integral part of these financial statements.	151

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB for Northwell Health Obligated Group Series 2019 B-2 (A-/A3)(a)(b)
$7,230,000	5.000%	05/01/2024	$8,185,011
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (AA+/Aa1)
62,305,000	5.000	03/15/2023	69,501,851
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (BBB-/NR)
925,000	5.000	07/01/2024	1,033,197
970,000	5.000	07/01/2025	1,105,383
1,025,000	5.000	07/01/2026	1,187,514
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A-/A3)
1,170,000	5.000	05/01/2022	1,248,168
1,215,000	5.000	05/01/2023	1,346,536
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (AA+/Aa1)
5,570,000	5.000	03/15/2029	6,420,093
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 A (AA+/Aa1)
1,030,000	5.000	03/15/2021	1,052,598
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (AA+/Aa1)
31,875,000	5.000	03/15/2023	35,556,881
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (AA/Aa3)
550,000	5.000	10/01/2022	603,295
675,000	5.000	10/01/2023	769,459
800,000	5.000	10/01/2024	945,608
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (AA+/Aa1)
730,000	4.900	03/15/2023	805,168
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (AA+/Aa1)
34,040,000	5.000	03/15/2025	40,918,463
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (AA+/Aa1)
5,050,000	5.000	12/15/2029	5,530,053
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (AA+/Aa1)
2,150,000	5.000	02/15/2026	2,655,293
New York State Dormitory Authority State Personal Income Tax Subordinate RB for General Purpose Series 2020 B (SP-1+/MIG1)
11,155,000	5.000	03/31/2021	11,423,055
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A-/A3)(b)
27,750,000	0.158	07/24/2020	27,750,000
New York State Energy Research & Development Authority RB Refunding for New York State Electric & Gas Corp. Projects Series 2004 C (A-/A3)(a)(b)
17,000,000	2.625	07/03/2023	17,513,230
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AA+/Aa1)
1,115,000	5.000	03/15/2027	1,285,171

Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (AA+/Aa1)
945,000	5.000	03/15/2022	1,011,490
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (AA+/Aa1)
10,175,000	2.670	03/15/2023	10,643,661
28,250,000	2.860	03/15/2024	30,140,490
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (AA+/Aa1)
20,015,000	2.980	03/15/2025	21,695,459
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (BB+/Baa3)
5,000,000	5.000	01/01/2022	5,135,850
5,300,000	5.000	01/01/2023	5,525,992
13,975,000	5.000	01/01/2024	14,808,609
8,000,000	5.000	01/01/2025	8,597,840
3,425,000	5.000	01/01/2026	3,720,303
3,000,000	5.000	01/01/2028	3,300,870
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (BBB+/Baa3)
2,310,000	5.000	01/01/2021	2,327,417
Oyster Bay GO Refunding Bonds Series 2020 (BAM) (AA/Baa1)
500,000	4.000	11/01/2023	554,225
475,000	4.000	11/01/2024	541,220
750,000	4.000	11/01/2025	874,192
800,000	4.000	11/01/2026	948,576
675,000	4.000	11/01/2027	812,876
Oyster Bay GO Refunding Bonds Series 2020 (BBB+/Baa1)
840,000	2.000	11/01/2021	853,095
820,000	4.000	11/01/2022	877,679
Oyster Bay Public Improvement GO Refunding Bonds Series 2018 (NR/Baa1)
9,385,000	4.000	02/15/2021	9,479,695
Port Authority of New York & New Jersey Consolidated RB Series 169 (A+/Aa3)
1,250,000	5.000	10/15/2024	1,306,987
Port Authority of New York & New Jersey Consolidated RB Series 177 (A+/Aa3)
2,715,000	4.000	07/15/2031	2,882,027
Port Authority of New York & New Jersey Consolidated RB Series 186 (AMT) (A+/Aa3)
5,295,000	5.000	10/15/2021	5,544,342
8,345,000	5.000	10/15/2033	9,474,913
Port Authority of New York & New Jersey Consolidated RB Series 193 (AMT) (A+/Aa3)
2,280,000	5.000	10/15/2021	2,387,365
Port Authority of New York & New Jersey Consolidated RB Series 2018 (AMT) (A+/Aa3)
2,505,000	5.000	09/15/2025	3,019,677
Port Authority of New York & New Jersey Consolidated RB Series 202 (AMT) (A+/Aa3)
2,000,000	5.000	10/15/2021	2,094,180
Port Authority of New York & New Jersey Consolidated RB Series AAA (A+/Aa3)
50,320,000	1.086	07/01/2023	51,041,086

152	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Rocky Point Union Free School District GO Bonds Series 2020 (ST AID WITHHDLG) (NR/NR)
$3,200,000	1.500%		06/25/2021	$3,224,576
Sales Tax Asset Receivable Corp. RB Refunding for Fiscal 2015 Series A (AA+/Aa1)
1,365,000	5.000		10/15/2029	1,611,451
Southwestern Central School District GO Bonds Series 2020 B (ST AID WITHHLDG) (NR/NR)
5,650,000	1.500		06/24/2021	5,691,980
Suffolk County New York GO Bonds for Public Improvement Series 2016 B (BAM) (AA/NR)
5,105,000	2.000		10/15/2020	5,108,114
5,200,000	2.000		10/15/2021	5,282,680
Suffolk County New York GO Bonds for Public Improvement Series 2018 A (AGM) (AA/NR)
4,955,000	5.000		06/01/2021	5,103,898
5,005,000	5.000		06/01/2022	5,370,765
Suffolk County New York GO Bonds Series 2019 A (BAM) (AA/NR)
3,160,000	5.000		04/01/2023	3,509,654
Suffolk County New York GO Refunding Serial Bonds Series 2017 A (AGM) (AA/NR)
7,035,000	4.000		02/01/2023	7,599,699
Suffolk County New York GO Refunding Serial Bonds Series 2017 B (AGM) (AA/NR)
6,360,000	4.000		10/15/2023	7,003,823
Triborough Bridge & Tunnel Authority RB Refunding Series 2012 B (AA-/Aa3)
7,125,000	5.000		11/15/2028	7,800,949
Triborough Bridge & Tunnel Authority RB Refunding Series 2018 B (AA-/Aa3)
7,590,000	5.000		11/15/2025	9,222,305
Triborough Bridge & Tunnel Authority RB Series 2012 A (AA-/Aa3)
5,000,000	4.000		11/15/2036	5,234,000
Triborough Bridge & Tunnel Authority RB Series 2014 A (AA-/Aa3)
20,135,000	5.000		11/15/2039	22,988,532
Triborough Bridge & Tunnel Authority RB Series 2018 D (AA-/Aa3)(a)
	(SOFR + 0.50	%),
25,000,000	0.554		11/15/2038	25,000,000
TSASC Inc., Tobacco Settlement RB Senior Series 2017 A (A/NR)
1,000,000	5.000		06/01/2021	1,026,250
Utility Debt Securitization Authority Restructuring RB Series 2013 (AAA/Aaa)
9,740,000	5.000		12/15/2030	11,161,553
2,500,000	5.000		12/15/2041	2,838,300
Utility Debt Securitization Authority Restructuring RB Series 2016 B (AAA/WR)
1,025,000	5.000		12/15/2023	1,084,686

				1,539,110,285

Municipal Bonds – (continued)
North Carolina – 1.2%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 A (BBB/Baa2)(a)(b)
425,000	2.000		10/01/2024	443,313
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 B (BBB/Baa2)(a)(b)
450,000	2.000		10/01/2024	469,391
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (BBB/NR)(a)(b)
4,550,000	1.375		06/16/2025	4,636,632
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (AA+/Aa1)(e)
71,475,000	5.000		04/01/2022	76,590,466
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (AA+/Aa1)(e)
35,000,000	5.000		04/01/2022	37,504,950

				119,644,752

North Dakota – 0.1%
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
600,000	5.000		11/01/2020	602,256
805,000	5.000		11/01/2021	845,516
1,815,000	5.000		11/01/2022	1,990,075
1,655,000	5.000		11/01/2023	1,886,700
2,000,000	4.000		11/01/2024	2,212,360
City of Williston RB Refunding for Airport Series 2018 (A+/NR)
4,155,000	4.500		11/01/2026	4,616,662

				12,153,569

Ohio – 2.1%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (A-/Baa2)(h)
125,000	5.000		11/15/2025	148,542
175,000	5.000		11/15/2026	212,622
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A/A2)
2,720,000	6.973		02/15/2024	3,183,379
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A/A2)
925,000	5.000		02/15/2025	1,105,458
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A/A1)
3,180,000	5.000		02/15/2023	3,532,566
1,330,000	5.000		02/15/2024	1,535,113
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (A/NR)
7,045,000	1.580		06/01/2021	7,071,348
6,000,000	1.630		06/01/2022	6,050,580
6,345,000	1.650		06/01/2023	6,415,112
5,935,000	1.709		06/01/2024	6,024,144
7,500,000	1.809		06/01/2025	7,641,225

The accompanying notes are an integral part of these financial statements.	153

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-1 Class 2 (BBB+/NR)
$3,005,000	1.850%	06/01/2029	$3,032,646
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (AAA/Aaa)
5,000,000	5.000	04/01/2023	5,602,400
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA+/A1)
1,455,000	5.000	12/01/2020	1,466,233
Cleveland GO Bonds Series 2020 A (AA+/A1)
125,000	2.000	12/01/2022	129,730
160,000	3.000	12/01/2023	173,720
200,000	3.000	12/01/2024	221,128
380,000	3.000	12/01/2025	427,340
600,000	3.000	12/01/2026	682,050
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (A/Baa1)
1,950,000	5.000	11/15/2024	2,218,769
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (BBB-/Baa3)
1,750,000	5.000	02/15/2023	1,900,552
3,000,000	5.000	02/15/2024	3,360,690
1,500,000	5.000	02/15/2025	1,727,925
Hamilton County Sewer System RB Refunding Series 2019 A (AA+/Aa2)
3,000,000	4.000	12/01/2021	3,134,970
6,450,000	5.000	12/01/2024	7,707,298
Hillsdale Local School District COPS Series 2020 (BAM) (AA/A2)
675,000	4.000	12/01/2023	746,908
1,245,000	4.000	12/01/2024	1,414,021
1,120,000	4.000	12/01/2025	1,300,958
Kent State University Taxable Refunding RB Series 2020 B (A+/Aa3)
875,000	1.875	05/01/2023	905,249
875,000	1.960	05/01/2024	916,020
1,325,000	2.060	05/01/2025	1,403,983
Miami Oxford University RB Refunding Series 2020 A (AA/Aa3)
300,000	5.000	09/01/2021	313,197
340,000	5.000	09/01/2022	371,022
575,000	5.000	09/01/2023	654,356
395,000	5.000	09/01/2024	467,012
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (NR/Ba1)
1,075,000	2.875	02/01/2026	1,095,963
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (BBB-/Ba1)
2,695,000	2.875	02/01/2026	2,747,553
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (BBB+/NR)(a)(b)
3,750,000	2.100	10/01/2024	3,886,388
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2014 D (BBB+/NR)(a)(b)
5,000,000	1.900	10/01/2024	5,178,900

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A/A3)
425,000	5.000	05/01/2023	472,281
985,000	5.000	05/01/2024	1,134,109
650,000	5.000	05/01/2026	793,345
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (AA+/Aa1)
7,470,000	5.000	08/01/2023	8,485,621
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (AAA/Aa1)(e)
1,685,000	5.000	05/01/2022	1,813,683
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (AA+/Aa1)
6,505,000	4.000	02/01/2030	6,860,238
Ohio State RB for Department of Transportation Series 2019-1 (AA/Aa2)
1,000,000	5.000	12/15/2022	1,105,530
1,295,000	5.000	12/15/2023	1,492,073
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 C (A/A2)(a)(b)
15,120,000	5.000	09/15/2021	15,669,914
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2018 D (A/A2)(a)(b)
11,775,000	5.000	09/15/2023	13,253,940
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A/A2)(a)(b)
5,335,000	5.000	01/15/2025	6,243,764
Ohio State RB Refunding for Administrative Building Fund Series 2020 A (AA/Aa2)
6,000,000	1.562	10/01/2021	6,045,060
1,125,000	1.678	10/01/2024	1,158,120
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (AA/Aa2)
5,220,000	1.562	10/01/2021	5,279,038
4,000,000	1.592	10/01/2022	4,088,240
4,535,000	1.610	10/01/2023	4,676,538
3,625,000	1.678	10/01/2024	3,782,615
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (A/Baa1)
140,000	5.000	11/15/2024	160,383
280,000	5.000	11/15/2025	327,902
Ohio State Third Frontier Research & Development GO Bonds Series 2013 A (AA+/Aa1)(e)
7,400,000	4.000	05/01/2021	7,567,462
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (A-/NR)
8,250,000	3.250	11/01/2022	8,659,200
Ohio Water Development Authority RB for Water Pollution Control Loan Fund Series 2014 (AAA/Aaa)
6,085,000	5.000	06/01/2021	6,282,397
Revere Local School District School Facilities Improvement GO Unlimited Bonds Series 2017 a (NR/Aa1)(e)
1,240,000	5.000	06/01/2022	1,339,473
University of Toledo General Receipts RB Series 2011 B (A/A2)(e)
355,000	5.000	06/01/2021	366,396

154	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Winton Woods City School District Class Room Facilities GO Unlimited Bonds Series 2017 A (SD CRED PROG) (AA/Aa2)(e)
$2,805,000	5.000%	05/01/2022	$3,019,218

			206,183,610

Oklahoma – 0.7%
City of Tulsa GO Bonds Series 2020 (AA/Aa1)
5,300,000	5.000	03/01/2023	5,916,178
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (A+/NR)
1,400,000	5.000	06/01/2021	1,441,412
2,005,000	5.000	06/01/2022	2,149,440
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)
2,900,000	2.000	01/01/2021	2,911,948
Oklahoma County Independent School District No. 12 Edmond GO Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	8,001,070
Oklahoma County Independent School District No. 89 Oklahoma City GO Bonds Series 2020 A (AA/NR)
16,520,000	1.250	07/01/2024	16,910,863
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (BB+/Baa3)
525,000	5.000	08/15/2022	559,446
500,000	5.000	08/15/2023	549,510
500,000	5.000	08/15/2024	564,985
Oklahoma Development Finance Authority RB for Gilcrease Developers LLC Series 2020 A (AMT) (NR/Baa2)
17,390,000	1.625	07/06/2023	17,364,089
Oklahoma Turnpike Authority RB Refunding Second Senior Series 2017 D (AA-/Aa3)
2,790,000	4.000	01/01/2023	3,027,094
Tulsa County Independent School District No. 1 GO Bonds Series 2020 B (AA/NR)
7,300,000	2.000	08/01/2024	7,707,778

			67,103,813

Oregon – 0.6%
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (BBB-/NR)
995,000	4.000	03/01/2021	996,453
385,000	5.000	03/01/2023	396,446
200,000	5.000	03/01/2024	207,610
200,000	5.000	03/01/2025	208,340
Lane County Oregon Springfield School District No. 19 GO Refunding Bonds Series 2015 (SCH BD GTY) (AA+/Aa1)(d)
3,780,000	0.000	06/15/2021	3,771,533
Oregon Health & Science University RB Refunding for Oregon Health & Science University Obligated Group Series 2019 A (AA-/Aa3)
600,000	5.000	07/01/2021	620,892
850,000	5.000	07/01/2022	918,944
950,000	5.000	07/01/2023	1,067,610

Municipal Bonds – (continued)
Oregon – (continued)
Oregon State Business Development Commission RB for Intel Corp. Project Series 2010 232 (A+/A1)(a)(b)
13,050,000	2.400	08/14/2023	13,723,119
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (BBB+/NR)
400,000	5.000	10/01/2024	460,420
125,000	5.000	10/01/2026	151,360
Port of Portland Airport Taxable RB Series 27 B (A+/NR)
875,000	0.800	07/01/2022	875,035
1,100,000	1.000	07/01/2023	1,099,714
1,155,000	1.200	07/01/2024	1,154,480
1,000,000	1.300	07/01/2025	999,230
Portland Community College District GO Unlimited Bonds Series 2013 (AA+/Aa1)
6,930,000	5.000	06/15/2025	7,814,337
Portland Oregon Community College District GO Bonds Series 2018 (AA+/Aa1)
12,520,000	4.000	06/15/2021	12,860,168
Portland Oregon Community College District GO Refunding Bonds Series 2016 (AA+/Aa1)
2,000,000	5.000	06/15/2021	2,068,400
Portland Oregon Water System RB Refunding First Lien Series 2016 A (NR/Aaa)
2,130,000	5.000	04/01/2022	2,284,106
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (NR/Aa1)
2,135,000	5.000	05/01/2024	2,498,740
State of Oregon Department of Transportation RB Senior Lien Series 2020 B (AAA/Aa1)
1,125,000	0.414	11/15/2023	1,125,022
1,520,000	0.566	11/15/2024	1,519,529
4,145,000	0.686	11/15/2025	4,142,513

			60,964,001

Pennsylvania – 4.0%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG) (AA/NR)
1,375,000	5.000	10/01/2021	1,440,299
1,950,000	5.000	10/01/2022	2,134,821
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (A/NR)
3,170,000	5.000	04/01/2022	3,375,606
2,250,000	5.000	04/01/2023	2,484,158
4,000,000	5.000	04/01/2024	4,571,480
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A/A2)
1,820,000	5.000	07/15/2021	1,885,192
1,900,000	5.000	07/15/2022	2,050,404
1,490,000	5.000	07/15/2023	1,674,358
Allentown City School District GO Bonds Series 2020 (ST AID WITHHLDG) (NR/NR)
3,200,000	2.375	03/31/2021	3,200,160

The accompanying notes are an integral part of these financial statements.	155

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Bethlehem Area School District Authority School RB Refunding for Bethlehem Area School District Refunding Project Series 2018 (ST AID WITHHLDG) (NR/A1)(a)
$5,985,000	(1 Mo. LIBOR + 0.48%), 0.586%	11/01/2021	$5,942,447
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (BBB+/NR)
545,000	5.000	10/01/2022	572,909
760,000	5.000	10/01/2023	816,362
Butler County Hospital Authority RB for Health System Project Series 2015 A (A+/Baa2)
1,000,000	4.000	07/01/2021	1,018,870
City of Philadelphia Airport RB Refunding Series 2011 A (AMT) (A-/A2)
3,600,000	5.000	06/15/2023	3,708,288
2,610,000	5.000	06/15/2027	2,684,202
City of Philadelphia GO Bonds Series 2016 F (ST AID WITHHLDG) (A+/A2)
4,000,000	5.000	09/01/2021	4,157,880
City of Philadelphia GO Bonds Series 2019 A (ST AID WITHHLDG) (A+/A2)
645,000	5.000	09/01/2022	699,051
845,000	5.000	09/01/2023	951,867
City of Philadelphia GO Bonds Series 2020 (ST AID WITHHLDG) (A+/A2)
8,880,000	5.000	09/01/2021	9,230,494
5,000,000	5.000	09/01/2022	5,419,000
8,000,000	5.000	09/01/2023	9,011,760
City of Philadelphia RB Series 2020 (SP-1+/NR)
6,415,000	4.000	06/30/2021	6,594,428
City of Philadelphia Water & Wastewater RB Series 2020 A (A+/A1)
600,000	5.000	11/01/2025	737,358
605,000	5.000	11/01/2026	760,479
Coatesville School District GO Refunding Bonds Series 2017 (AGM) (ST AID WITHHLDG) (AA/A2)
1,025,000	5.000	08/01/2022	1,107,174
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM) (ST AID WITHHLDG) (AA/A2)(e)
1,270,000	5.000	08/01/2021	1,320,673
100,000	5.000	08/01/2022	108,631
Commonwealth Financing Authority Taxable RB Series 2005 A (NATL-RE) (A/A1)
645,000	5.380	06/01/2021	662,447
Commonwealth Financing Authority Taxable RB Series 2006 C (AGM) (AA/A1)
2,770,000	5.114	06/01/2021	2,839,139
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A/A1)
2,270,000	5.000	06/01/2023	2,537,542
1,615,000	5.000	06/01/2024	1,873,061
Commonwealth of Pennsylvania GO Bonds Series 2015 (A+/Aa3)
3,295,000	5.000	08/15/2025	4,025,502

Municipal Bonds – (continued)
Pennsylvania – (continued)
County of Beaver GO Refunding Bonds Series 2017 (BAM) (AA/NR)
1,000,000	5.000	04/15/2025	1,180,650
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A+/A2)
765,000	5.000	07/01/2022	824,249
925,000	5.000	07/01/2023	1,036,805
1,710,000	5.000	07/01/2024	1,980,761
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (A-/NR)
2,150,000	2.074	11/01/2025	2,155,117
2,195,000	2.345	11/01/2026	2,206,743
Delaware River Port Authority RB Refunding Series 2018 B (A+/A1)
5,520,000	5.000	01/01/2021	5,581,824
5,000,000	5.000	01/01/2022	5,281,950
General Authority of Southcentral Pennsylvania WellSpan Health Obligation Group RB Refunding Series 2019 B (AA-/Aa3)(a)
15,000,000	(SIFMA Municipal Swap Index Yield + 0.60%), 0.710	06/01/2024	15,000,000
Lancaster School District GO Refunding Bonds Series 2019 B (AGM) (ST AID WITHHLDG) (AA/NR)
300,000	4.000	06/01/2021	307,293
540,000	4.000	06/01/2022	572,762
Lehigh County Industrial Development Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 08/15/17 Series 2016 B (A/A1)(a)(b)
9,000,000	1.800	08/15/2022	9,115,830
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A/A2)
600,000	5.000	09/01/2022	650,880
550,000	5.000	09/01/2023	619,388
635,000	5.000	09/01/2024	736,492
Pennsylvania Economic Development Financing Authority RB for Solid Waste Disposal Project Series 2009 (A-/NR)(a)(b)
12,265,000	2.800	12/01/2021	12,618,109
Pennsylvania Economic Development Financing Authority RB for Waste Management, Inc. Series 2017 A (AMT) (A-/NR)(a)(b)
7,500,000	0.700	08/02/2021	7,506,225
Pennsylvania Economic Development Financing Authority RB Refunding City of Philadelphia Water & Wastewater Series 2020 (BBB+/Baa2)
150,000	3.000	01/01/2021	150,726
365,000	3.000	01/01/2022	373,654
370,000	3.000	01/01/2023	385,244
430,000	3.000	01/01/2024	454,420
505,000	3.000	01/01/2025	539,855
615,000	4.000	01/01/2026	694,593
Pennsylvania Economic Development Financing Authority RB Refunding for PPL Electric Utilities Corp. Series 2008 (A/A1)
25,180,000	0.400	10/01/2023	25,182,770

156	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for Republic Services, Inc. Project Series 2019 A (AMT) (BBB+/NR)(a)(b)
$4,000,000	0.600%	10/15/2020	$4,000,560
Pennsylvania Economic Development Financing Authority RB Refunding for Republic Services, Inc. Project Series 2019 B-1 (AMT) (BBB+/NR)(a)(b)
4,250,000	0.600	10/15/2020	4,250,595
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (AA/A2)
300,000	5.000	05/01/2021	307,992
400,000	5.000	05/01/2022	428,564
500,000	5.000	05/01/2023	557,950
300,000	5.000	05/01/2024	347,379
350,000	5.000	05/01/2025	418,824
Pennsylvania State Commonwealth GO Bonds First Series 2011 (A+/Aa3)
28,895,000	4.000	11/15/2027	30,019,304
Pennsylvania State Commonwealth GO Bonds First Series 2013 (A+/Aa3)
23,100,000	4.000	04/01/2032	24,837,582
5,195,000	4.000	04/01/2033	5,574,703
Pennsylvania State Commonwealth GO Bonds First Series 2020 (A+/Aa3)
12,655,000	5.000	05/01/2026	15,749,780
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (A+/Aa3)
6,635,000	5.000	09/15/2024	7,850,134
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2017 (A+/Aa3)
33,465,000	5.000	01/01/2023	37,034,712
Pennsylvania State Commonwealth GO Refunding Bonds Second Series 2016 (A+/Aa3)
4,575,000	5.000	01/15/2022	4,855,676
Pennsylvania State GO Bonds First Refunding Series 2015 (AGM-CR) (AA/Aa3)
5,000,000	5.000	08/15/2022	5,441,700
Pennsylvania Turnpike Commission RB Refunding Series 2017 A-2 (A+/A1)
1,825,000	5.000	12/01/2024	2,175,728
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A-/A3)
1,500,000	1.812	12/01/2020	1,503,330
895,000	2.013	12/01/2024	909,597
Pennsylvania Turnpike Commission RB Refunding Subordinate Series 2016 A (AA/Aa3)
1,000,000	5.000	12/01/2022	1,103,690
Pennsylvania Turnpike Commission RB Series 2018 B (A+/A1)(c)
11,750,000	(SIFMA Municipal Swap Index Yield + 0.70%), 0.810	12/01/2023	11,814,860
Pennsylvania Turnpike Commission RB Series 2020 B (A+/A1)(h)
475,000	5.000	12/01/2023	545,490
450,000	5.000	12/01/2024	536,193
350,000	5.000	12/01/2025	430,986
350,000	5.000	12/01/2026	443,398

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Subordinate Series 2015 B (A/A3)(e)
1,400,000	5.000	12/01/2020	1,411,256
Philadelphia Authority for Industrial Development RB Refunding for St. Joseph’s University Series 2020 (A-/NR)
425,000	3.000	11/01/2020	425,769
250,000	4.000	11/01/2021	258,727
250,000	4.000	11/01/2022	266,670
535,000	4.000	11/01/2024	602,421
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (BBB-/Ba1)
4,000,000	5.000	07/01/2022	4,243,320
1,750,000	5.000	07/01/2023	1,912,732
Pittsburgh & Allegheny County Sports & Exhibition Authority RB for Parking System Series 2017 (A/NR)
365,000	4.000	12/15/2020	367,698
640,000	4.000	12/15/2021	667,219
280,000	5.000	12/15/2022	307,524
Pittsburgh & Allegheny County Sports & Exhibition Authority RB Refunding for Allegheny Regional Asset District Series 2020 (AGM) (AA/A1)
1,785,000	4.000	02/01/2023	1,936,547
1,300,000	4.000	02/01/2025	1,491,711
1,930,000	5.000	02/01/2026	2,365,543
Pittsburgh Water & Sewer Authority First Lien RB Refunding Series 2017 C (AGM) (AA/A2)(a)
10,000,000	(1 Mo. LIBOR + 0.64%), 0.765	12/01/2020	10,000,000
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (A/A3)
500,000	5.000	09/01/2021	521,665
250,000	5.000	09/01/2022	272,457
270,000	5.000	09/01/2023	306,418
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (AA/A2)
275,000	5.000	09/01/2024	324,076
Scranton School District GO Refunding Bonds Series 2017 A (ST AID WITHHLDG) (A+/A2)
680,000	5.000	06/01/2021	699,421
Southeastern Pennsylvania Transportation Authority RB Series 2020 (AA-/A3)
550,000	5.000	06/01/2021	566,940
700,000	5.000	06/01/2022	753,585
1,000,000	5.000	06/01/2023	1,119,560
1,000,000	5.000	06/01/2024	1,161,770
1,310,000	5.000	06/01/2025	1,573,140
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (BBB+/NR)
450,000	5.000	02/01/2021	454,212
545,000	5.000	02/01/2022	564,375
1,400,000	5.000	02/01/2023	1,482,320
450,000	5.000	02/01/2024	485,937
Westmoreland County Municipal Authority RB Series 2013 (A+/A1)(e)
1,990,000	5.000	08/15/2023	2,260,700

The accompanying notes are an integral part of these financial statements.	157

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
York Suburban School District GO Refunding Bonds Series 2019 A (BAM) (ST AID WITHHLDG) (AA/NR)
$1,075,000	4.000%	02/15/2022	$1,130,384
2,745,000	4.000	02/15/2023	2,973,686
2,070,000	4.000	02/15/2024	2,308,216

			391,107,108

Puerto Rico – 1.3%
Puerto Rico Commonwealth Public Improvement GO Refunding Bonds Series 2002 A (FGIC) (NR/WR)*
581,950	5.500	07/01/2017	498,731
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(c)
54,710,000	(3 Mo. LIBOR + 0.52%), 0.718	07/01/2029	48,213,188
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (AA/A2)
25,000	5.250	07/01/2032	27,642
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/WR)*
654,385	5.500	07/01/2016	503,877
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (NR/Ca)(b)
1,000,000	10.000	07/01/2035	1,061,610
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (NR/Ca)*(a)
10,835,000	10.000	07/01/2034	9,074,312
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(d)
24,024,000	0.000	07/01/2024	22,181,840
30,735,000	0.000	07/01/2027	26,090,327
15,117,000	0.000	07/01/2029	11,895,870
484,000	0.000	07/01/2031	353,310
544,000	0.000	07/01/2033	364,094
4,705,000	0.000	07/01/2046	1,328,268
3,833,000	0.000	07/01/2051	783,350
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,897,695
56,000	4.536	07/01/2053	57,452
747,000	4.784	07/01/2058	779,009
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	377,689
183,000	4.550	07/01/2040	189,180
1,345,000	4.750	07/01/2053	1,398,813
3,400,000	5.000	07/01/2058	3,594,106

			130,670,363

Rhode Island – 0.2%
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (AA-/NR)
780,000	1.440	09/01/2023	797,410
800,000	1.497	09/01/2024	820,464

Municipal Bonds – (continued)
Rhode Island – (continued)
Providence Public Building Authority RB for Capital Improvement Program Project Series 2017 A (BBB/Baa2)
1,210,000	5.000	09/15/2021	1,259,549
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for Brown University Issue Series 2012 (AA+/Aa1)
4,820,000	5.000	09/01/2021	5,031,598
4,970,000	5.000	09/01/2022	5,423,463
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (MUN GOVT GTD) (NR/Aa3)
820,000	5.000	05/15/2021	842,894
1,415,000	5.000	05/15/2022	1,517,800
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
2,995,000	2.250	06/01/2041	3,083,562

			18,776,740

South Carolina – 1.1%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (AA/Aa1)
4,950,000	3.000	03/01/2026	5,341,594
Charleston County School District GO Bonds Series 2018 (SCSDE) (NR/Aa1)
2,180,000	5.000	03/01/2021	2,224,014
5,575,000	5.000	03/01/2022	5,958,393
4,015,000	5.000	03/01/2023	4,478,692
City of Charleston RB for Waterworks & Sewer System Capital Improvement Series 2006 B (AAA/Aaa)(a)
10,000,000	(1 Mo. LIBOR + 0.37%), 0.474	01/01/2022	9,980,600
County of Charleston GO Bonds for Transportation Sales Tax Series 2011 (ST AID WITHHLDG) (AAA/Aaa)(e)
4,925,000	4.000	11/01/2021	5,129,092
County of Charleston GO Refunding Bonds for Transportation Sales Tax Series 2013 (AAA/Aaa)
10,005,000	5.000	11/01/2021	10,530,963
Laurens County Water & Sewer Commission RB Series 2020 (NR/MIG1)
3,035,000	1.375	02/01/2022	3,055,911
South Carolina Public Service Authority RB Series 2016 D (A/A2)
6,756,000	2.388	12/01/2023	7,089,409
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A/A2)
1,050,000	3.056	12/01/2023	1,123,679
South Carolina Transportation Infrastructure Bank RB Refunding Series 2013 B (A/Aa3)(a)
	(1 Mo. LIBOR + 0.45%),
53,960,000	0.554	10/01/2022	53,682,106
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (AA/A2)
730,000	5.000	04/15/2023	809,650
835,000	5.000	04/15/2024	957,094
925,000	5.000	04/15/2025	1,093,008
1,010,000	5.000	04/15/2026	1,225,877
700,000	5.000	04/15/2027	867,433

			113,547,515

158	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – 0.1%
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (AA+/NR)
$1,055,000	5.000%	01/01/2021	$1,067,428
570,000	5.000	01/01/2022	603,841
South Dakota Health & Educational Facilities Authority RB Refunding for Avera Health Obligated Group Series 2019 A (AA-/A1)(a)(b)
3,700,000	5.000	07/01/2024	4,114,807

			5,786,076

Tennessee – 1.0%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (BBB+/Baa1)
1,000,000	5.000	08/01/2025	1,181,140
City of Memphis RB Refunding for Sanitary Sewerage System Series 2018 (AA+/Aa2)
2,980,000	5.000	10/01/2020	2,980,000
City of Murfreesboro GO Bonds Series 2018 (AA/Aa1)
2,720,000	5.000	06/01/2021	2,806,768
2,400,000	5.000	06/01/2022	2,591,256
County of Rutherford GO Bonds for School Series 2017 (AA+/Aa1)
3,070,000	5.000	04/01/2022	3,293,557
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A-/Baa1)
3,500,000	5.000	07/01/2021	3,597,510
Hamilton County GO Bonds Series 2018 A (AAA/Aaa)
7,860,000	5.000	04/01/2022	8,431,108
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (BBB/NR)
750,000	4.000	04/01/2021	760,080
1,420,000	5.000	04/01/2022	1,497,873
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (AA/Aa2)
9,625,000	5.000	01/01/2023	10,665,559
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (AA/Aa2)
5,500,000	5.000	07/01/2023	6,224,570
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (AA/Aa2)
22,625,000	5.000	07/01/2022	24,534,776
17,965,000	5.000	07/01/2023	20,331,709
Metropolitan Government of Nashville & Davidson County GO Refunding Bonds Series 2010 D (AA/Aa2)
6,960,000	5.000	07/01/2022	6,977,748

			95,873,654

Texas – 8.8%
Alamo Community College District GO Refunding Bonds Series 2017 (AAA/Aaa)
6,475,000	3.000	08/15/2022	6,810,599
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (AAA/Aaa)(a)(b)
4,250,000	0.450	08/15/2023	4,246,005

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (AAA/NR)
375,000	5.000	08/15/2021	390,090
350,000	5.000	08/15/2022	379,200
325,000	5.000	08/15/2023	365,888
325,000	5.000	08/15/2024	378,830
400,000	5.000	08/15/2025	485,876
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (BB-/NR)
500,000	5.000	01/01/2021	494,275
465,000	5.000	01/01/2022	456,928
750,000	5.000	01/01/2023	734,730
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (NR/Aa1)
200,000	3.750	02/01/2035	208,334
Board of Regents of the University of Texas System RB Refunding Series 2017 C (AAA/Aaa)
10,465,000	5.000	08/15/2023	11,919,949
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (A-/Baa1)(a)(b)
7,500,000	5.000	01/07/2021	7,521,000
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A-/Baa1)
150,000	5.000	01/01/2021	151,690
75,000	5.000	01/01/2022	79,200
100,000	5.000	01/01/2023	110,096
120,000	5.000	01/01/2024	137,200
250,000	5.000	01/01/2025	295,445
240,000	5.000	01/01/2026	292,097
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 C (A-/Baa1)
600,000	1.345	01/01/2024	598,410
600,000	1.445	01/01/2025	597,870
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 D (BBB+/Baa2)
200,000	1.307	01/01/2022	199,930
170,000	1.486	01/01/2023	169,925
1,000,000	1.645	01/01/2024	998,940
1,000,000	1.795	01/01/2025	998,500
Central Texas Regional Mobility Authority RB Senior Lien Series 2011 (A-/Baa1)(e)
5,455,000	6.000	01/01/2021	5,533,552
Central Texas Regional Mobility Authority Subordinate Lien RB Series 2018 (BBB+/Baa2)
3,500,000	4.000	01/01/2022	3,582,425
Central Texas Turnpike System RB Refunding Series 2015 C (A-/Baa1)
1,515,000	5.000	08/15/2028	1,743,341
City of Austin RB for Airport System Series 2019 B (AMT) (A/A1)
1,000,000	5.000	11/15/2023	1,131,000
City of Austin TX Water & Wastewater System RB Refunding Series 2011 (AA/Aa2)
20,000,000	5.000	11/15/2041	20,938,400

The accompanying notes are an integral part of these financial statements.	159

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (AA/NR)
$280,000	4.000%	09/01/2023	$304,113
305,000	4.000	09/01/2025	343,589
320,000	4.000	09/01/2026	364,934
335,000	4.000	09/01/2027	384,242
350,000	4.000	09/01/2028	402,017
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (AA/NR)
135,000	4.000	08/15/2023	146,335
140,000	4.000	08/15/2024	155,127
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(d)
70,000	0.000	09/01/2021	68,343
70,000	0.000	09/01/2022	66,422
70,000	0.000	09/01/2023	64,422
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)
405,000	4.000	09/01/2023	438,903
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (BBB-/NR)(d)
685,000	0.000	09/01/2021	678,664
685,000	0.000	09/01/2022	668,327
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (A/NR)(e)
2,700,000	5.000	07/01/2022	2,915,028
City of Houston RB Refunding for Combined Utility System Series 2018 C (AA/Aa2)(a)
12,500,000	(1 Mo. LIBOR + 0.36%), 0.466	08/01/2021	12,470,000
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (BBB+/NR)
50,000	5.000	08/15/2021	50,747
65,000	5.000	08/15/2022	67,009
75,000	5.000	08/15/2023	78,329
City of Lubbock GO Bonds Series 2013 (AA+/Aa2)
7,360,000	4.000	02/15/2033	7,916,931
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (AA/NR)
285,000	4.000	09/15/2025	321,434
295,000	4.000	09/15/2026	335,684
305,000	4.000	09/15/2027	351,055
320,000	4.000	09/15/2028	370,960
340,000	4.000	09/15/2030	388,263
City of San Antonio GO Refunding Bonds Series 2013 (AAA/Aaa)(e)
3,175,000	5.000	02/01/2022	3,379,153
City of San Antonio RB for Electric & Gas Systems Junior Lien Series 2015 D (AA-/Aa2)(a)(b)
18,500,000	3.000	12/01/2020	18,578,625

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2015 C (AA-/Aa2)(a)(b)
36,630,000	1.750	12/01/2024	38,148,680
City of San Antonio RB Refunding for Electric & Gas Systems Junior Lien Series 2018 (AA-/Aa2)(a)(b)
5,200,000	2.750	12/01/2022	5,454,332
City of San Antonio RB Refunding for Electric & Gas Systems Series 2015 A (AA-/Aa2)(a)(b)
27,875,000	1.750	12/01/2024	29,241,711
City of San Antonio RB Refunding for Electric & Gas Systems Series 2020 (AA-/Aa2)(a)(b)
10,750,000	1.750	12/01/2025	11,226,870
City of San Antonio Water System Junior Lien RB Refunding Series 2014 B (AA/Aa2)(a)(b)
5,750,000	2.000	11/01/2022	5,926,697
City of Southlake GO Refunding Bonds Series 2019 (AAA/NR)
4,020,000	5.000	02/15/2021	4,092,280
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (AAA/NR)(a)(b)
15,000,000	0.500	08/15/2023	14,994,450
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (NR/Aaa)
310,000	5.000	04/01/2023	345,696
400,000	5.000	04/01/2024	463,452
Colorado River Municipal Water District RB Series 2011 (AA-/Aa3)(e)
2,000,000	5.000	01/01/2021	2,024,220
County of Collin GO Refunding Bonds Series 2020 (AAA/Aaa)
560,000	0.867	02/15/2024	564,155
750,000	0.967	02/15/2025	759,255
County of Fort Bend GO Refunding Bonds Series 2015 B (AA+/Aa1)
3,740,000	5.000	03/01/2023	4,167,108
Dallas Area Rapid Transit RB Refunding Series 2020 B (AA+/Aa2)
1,175,000	5.000	12/01/2021	1,241,105
1,200,000	5.000	12/01/2022	1,324,428
4,000,000	5.000	12/01/2023	4,600,320
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)
11,365,000	5.000	02/15/2024	13,192,492
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A/A1)
5,005,000	5.000	11/01/2023	5,024,770
Dallas-Fort Worth International Airport Joint RB Refunding Series 2013 D (A/A1)
3,385,000	5.250	11/01/2025	3,554,588
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (A/NR)
3,660,000	5.000	11/01/2023	4,126,687
Dallas-Fort Worth International Airport RB Refunding Series 2020 A (A/A1)
1,500,000	5.000	11/01/2023	1,706,025
2,135,000	5.000	11/01/2024	2,513,962
1,000,000	5.000	11/01/2025	1,214,330
2,500,000	5.000	11/01/2026	3,117,150

160	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A/A1)
$3,625,000	5.000%	11/01/2021	$3,810,274
3,000,000	5.000	11/01/2022	3,282,120
1,600,000	5.000	11/01/2023	1,819,760
2,000,000	5.000	11/01/2024	2,355,000
2,500,000	5.000	11/01/2025	3,035,825
Dallas-Fort Worth International Airport RB Refunding Series 2020 C (A/A1)
2,690,000	1.329	11/01/2025	2,701,190
Deer Park Independent School District GO Bonds RMKT 10/01/20 Series 2018 (PSF-GTD) (AAA/Aaa)(a)(b)
7,000,000	0.280	10/01/2021	7,000,700
Denton Independent School District GO Bonds 2014 B (PSF-GTD) (AAA/NR)(a)(b)
5,000,000	2.000	08/01/2024	5,285,150
Dickinson Independent School District GO Refunding Bonds Series 2013 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	1.350	08/02/2021	5,044,900
Ector County Hospital District GO Refunding Bonds Series 2020 (BBB-/Baa2)
300,000	5.000	09/15/2021	310,824
400,000	5.000	09/15/2022	428,920
425,000	5.000	09/15/2023	470,080
450,000	5.000	09/15/2024	512,032
450,000	5.000	09/15/2025	525,267
620,000	5.000	09/15/2026	736,734
El Paso Independent School District GO Bonds Series 2020 (NR/Aa2)(a)(b)
7,000,000	2.500	08/01/2021	7,129,430
Fort Bend Independent School District GO Bonds Series 2019 A (PSF-GTD) (AAA/NR)(a)(b)
4,225,000	1.950	08/01/2022	4,353,736
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (AAA/NR)(a)(b)
7,800,000	0.875	08/01/2025	7,862,712
Georgetown Independent School District GO Bonds RMKT 08/01/20 Series 2016 B (PSF-GTD) (AAA/Aaa)(a)(b)
5,500,000	2.000	08/01/2023	5,759,820
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/14/20 Series 2014 B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	0.450	08/15/2022	7,523,775
Grand Parkway Transportation Corp. RB Series 2013 (BBB/NR)
7,110,000	5.000	02/01/2023	7,798,177
Gulf Coast Authority RB for Waste Management, Inc. Series 2003 B (AMT) (A-/NR)(a)(b)
2,500,000	2.450	05/03/2021	2,527,025
Gulf Coast Industrial Development Authority RB for Exxon Mobil Corp. Series 2012 (AA/Aa1)(a)(b)
39,200,000	0.090	10/01/2020	39,200,000
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (AA/NR)
270,000	4.000	09/01/2022	286,694
300,000	4.000	09/01/2024	334,458

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-1 (A+/A1)(a)(b)
7,500,000	5.000	12/01/2022	8,247,225
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A+/A1)(a)(b)
7,750,000	5.000	12/01/2024	9,147,325
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A+/A1)
860,000	5.000	12/01/2020	866,295
1,800,000	5.000	12/01/2021	1,893,222
2,000,000	5.000	12/01/2022	2,193,660
2,500,000	5.000	12/01/2023	2,846,250
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-1 (A+/A1)(a)(b)
3,500,000	5.000	12/01/2022	3,858,330
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-2 (A+/A1)(a)(b)
3,000,000	5.000	12/01/2024	3,538,320
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A+/A1)(a)(b)
2,200,000	5.000	12/01/2026	2,752,816
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A+/A1)(c)
5,685,000	(SIFMA Municipal Swap Index Yield + 1.05%), 1.160	06/01/2024	5,756,802
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (AA/Aa2)(a)(b)
5,055,000	5.000	10/01/2024	5,939,878
Harris County Flood Control District GO Bonds Series 2020 A (AAA/Aaa)
1,500,000	4.000	10/01/2024	1,723,260
1,500,000	5.000	10/01/2025	1,847,940
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (AA-/Aa2)(c)
35,255,000	(3 Mo. LIBOR + 0.67%), 0.858	08/15/2035	32,441,298
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (BBB-/NR)
90,000	3.000	09/01/2021	91,957
90,000	3.000	09/01/2022	93,543
95,000	3.000	09/01/2023	100,122
Houston Airport System RB Refunding Series 2020 C (A/A1)(h)
825,000	0.883	07/01/2022	825,074
4,580,000	1.054	07/01/2023	4,585,405
13,060,000	1.272	07/01/2024	13,107,016

The accompanying notes are an integral part of these financial statements.	161

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Independent School District GO Bonds RMKT 06/01/20 Series 2014 A (PSF-GTD) (AAA/Aaa)(a)(b)
$10,000,000	4.000%	06/01/2023	$10,934,000
Houston Independent School District GO Refunding Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(a)(b)
6,000,000	4.000	06/01/2023	6,552,000
Houston Independent School District Limited Tax Schoolhouse GO Bonds Series 2013 B (PSF-GTD) (NR/Aaa)(a)(b)
4,935,000	2.400	06/01/2021	5,004,682
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (AA/NR)
310,000	3.000	09/01/2021	316,972
330,000	3.000	09/01/2022	345,434
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(d)(e)
30,275,000	0.000	08/15/2024	10,394,200
Leander Independent School District Unlimited Tax GO Refunding Bonds Series 2016 (PSF-GTD) (AAA/NR)(d)
5,000,000	0.000	08/16/2021	4,991,300
Lower Colorado River Authority LCRA RB Refunding for Transmission Services Corp. Project Series 2011A (A/A1)
3,195,000	5.000	05/15/2027	3,286,537
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2011A (A/A1)
3,130,000	5.000	05/15/2023	3,219,581
Lower Neches Valley Authority Industrial Development Corp. RB for Exxon Capital Ventures, Inc. Series 2010 (AA/Aa1)(a)(b)
31,585,000	0.090	10/01/2020	31,585,000
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (NR/Aaa)(a)(b)
8,250,000	2.500	08/01/2021	8,402,542
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (A-/Baa2)(a)(b)
3,375,000	0.900	09/01/2023	3,361,095
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (AAA/Aa2)
3,020,000	5.000	11/01/2022	3,312,608
1,110,000	5.000	11/01/2023	1,267,231
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (BB+/Ba1)
810,000	4.000	04/01/2021	793,986
855,000	4.000	04/01/2022	837,755
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
400,000	4.000	04/01/2021	405,176
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (B/B2)
620,000	4.000	04/01/2021	618,072

Municipal Bonds – (continued)
Texas – (continued)
North East Independent School District Unlimited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (AAA/Aaa)(a)(b)
5,000,000	2.375	08/01/2022	5,191,100
North Texas Tollway Authority RB Refunding First Tier Series 2010 (A+/A1)(e)
5,070,000	6.000	01/01/2021	5,143,667
North Texas Tollway Authority RB Refunding First Tier Series 2012 B (A+/A1)
7,845,000	5.000	01/01/2032	8,238,584
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A/A2)
1,215,000	5.000	01/01/2024	1,338,529
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A+/A1)
1,555,000	5.000	01/01/2022	1,646,107
Northside Independent School District GO Bonds Series 2016 (PSF-GTD) (AAA/Aaa)(a)(b)
2,510,000	2.000	06/01/2021	2,538,790
Northside Independent School District GO Bonds Series 2020 (PSF-GTD) (AAA/Aaa)(a)(b)
30,000,000	0.700	06/01/2025	29,963,400
Pasadena Independent School District GO Bonds Series 2015 B (PSF-GTD) (AAA/Aaa)(a)(b)
3,845,000	1.500	08/15/2024	3,988,034
Pflugerville Independent School District Unlimited Tax School Building GO Bonds Series 2019 B (PSF-GTD) (AAA/Aaa)(a)(b)
7,500,000	2.500	08/15/2023	7,910,700
Round Rock Independent School District GO Refunding Bonds Series 2019 B (AAA/Aaa)
2,485,000	4.000	08/01/2023	2,749,752
Round Rock Independent School District Unlimited Tax GO Bonds for School Building RMKT 08/01/16 Series 2015 (PSF-GTD) (AAA/Aaa)(a)(b)
16,495,000	1.500	08/01/2021	16,561,970
San Antonio Water System Junior Lien RB Series 2019 A (AA/Aa2)(a)(b)
15,000,000	2.625	05/01/2024	16,018,950
San Antonio Water System RB Refunding Series 2015 B (AA/Aa2)
8,855,000	5.000	05/15/2039	10,542,674
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	354,846
State of Texas RB Anticipation Notes Series 2020 (SP-1+/NR)
82,500,000	4.000	08/26/2021	85,326,450
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for CHRISTUS Health Obligation Group Series 2018 A (A+/A1)
2,200,000	5.000	07/01/2021	2,273,216
1,795,000	5.000	07/01/2022	1,934,023
Tarrant Regional Water District RB Refunding for Water Control & Improvement District Series 2015 (AAA/NR)
6,025,000	5.000	03/01/2021	6,146,344

162	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/A2)(c)
$11,000,000	(3 Mo. LIBOR + 0.70%), 0.868%	12/15/2026	$10,917,940
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A-/A2)(c)
9,560,000	(SIFMA Municipal Swap Index Yield + 0.55%), 0.660	09/15/2027	9,537,534
Texas Transportation Commission Central Turnpike System RB First Tier Series 2002 A (AMBAC) (A/A3)(d)
6,950,000	0.000	08/15/2023	6,811,487
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/Aaa)
6,925,000	5.000	04/01/2022	7,427,132
Texas University System Financing RB Refunding Series 2017 A (AA/Aa2)
1,800,000	5.000	03/15/2021	1,839,330
Tomball Independent School District GO Bonds Series 2014 B-1 (PSF-GTD) (AAA/Aaa)(a)(b)
2,675,000	0.450	08/15/2023	2,676,311
Tomball Independent School District GO Bonds Series 2014 B-3 (PSF-GTD) (AAA/Aaa)(a)(b)
11,650,000	1.350	08/15/2022	11,882,301
Travis County Water Control & Improvement District No. 17 GO Refunding Bonds Series 2020 (BAM) (AA/NR)
300,000	3.000	05/01/2022	311,985
325,000	3.000	05/01/2023	346,102
405,000	3.000	05/01/2024	439,826
305,000	4.000	05/01/2025	350,631
285,000	4.000	05/01/2026	333,236
University Houston Consolidated RB Refunding Series 2017 C (AA/Aa2)
6,355,000	5.000	02/15/2022	6,769,219
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
37,000	4.000	12/01/2021	37,848

			867,409,674

Utah – 0.3%
University of Utah RB General Series 2015 B (AA+/Aa1)
5,125,000	5.000	08/01/2023	5,823,384
University of Utah RB General Series 2016 B-1 (AA+/Aa1)
2,415,000	5.000	08/01/2023	2,744,092
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-1 (AA+/Aa1)(a)(b)
5,715,000	5.000	08/01/2024	6,689,122
Utah County RB IHC Health Services, Inc. Obligated Group Series 2020 B-2 (AA+/Aa1)(a)(b)
6,000,000	5.000	08/01/2026	7,492,740
Washington County School District Board of Education GO Refunding Bonds Series 2019 (SCH BD GTY) (AAA/Aaa)
2,510,000	5.000	03/01/2022	2,681,508

			25,430,846

Municipal Bonds – (continued)
Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency RB Refunding for The University of Vermont Medical Center Project Series 2016 A (A/A3)
400,000	4.000	12/01/2020	402,140
365,000	5.000	12/01/2021	383,027

			785,167

Virgin Islands – 0.0%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(f)
2,015,000	5.000	09/01/2021	2,081,173
Virgin Islands Public Finance Authority Gross Receipts Taxes Loan NT RB Series 2012 A (AGM-CR) (AA/A2)
235,000	4.000	10/01/2022	243,683
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (B/NR)
280,000	4.000	10/01/2022	270,443

			2,595,299

Virginia – 2.9%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (BBB/Baa2)
22,680,000	5.000	11/01/2023	25,439,022
Chesapeake Economic Development Authority RB Refunding for Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
2,250,000	1.900	06/01/2023	2,333,295
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (AAA/Aaa)
355,000	5.000	07/01/2022	385,097
County of Arlington GO Bonds for Public Improvement Series 2013 A (AAA/Aaa)(e)
2,930,000	4.000	08/01/2021	3,023,848
County of Arlington GO Bonds Series C (ST AID WITHHLDG) (AAA/Aaa)(e)
9,665,000	5.000	02/15/2021	9,838,003
County of Fairfax RB for Sewer Series 2012 (AAA/Aaa)(e)
9,220,000	4.500	07/15/2021	9,536,430
Fairfax County GO Bonds for Virginia Public Improvement Series 2018 A (ST AID WITHHLDG) (AAA/Aaa)
10,285,000	4.000	10/01/2021	10,681,487
Fairfax County GO Refunding Bonds for Virginia Public Improvement Series 2016 A (ST AID WITHHLDG) (NR/Aaa)(e)
8,450,000	5.000	10/01/2021	8,857,374
Fairfax County GO Taxable Refunding Bonds Series 2020 B (ST AID WITHHLDG) (AAA/Aaa)
1,095,000	0.545	10/01/2024	1,097,552
2,830,000	0.645	10/01/2025	2,840,867
Fairfax County Industrial Development Authority RB Refunding for Inova Health System Obligated Group Series 2018 B-1 (AA+/Aa2)(a)(b)
24,350,000	5.000	05/15/2021	24,915,894
Franklin County Industrial Development Authority RB for Virginia Public Facility Series 2018 (AA/A1)
5,000,000	3.000	10/15/2023	5,010,200

The accompanying notes are an integral part of these financial statements.	163

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Halifax County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
$2,250,000	0.450%	04/01/2022	$2,250,000
Hampton Roads Transportation Accountability Commission RB Series 2019 A (A+/Aa3)
34,380,000	5.000	07/01/2022	37,212,568
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A+/A1)
8,365,000	2.000	11/01/2023	8,500,848
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 A (BBB+/A2)(a)(b)
1,325,000	1.900	06/01/2023	1,369,653
Louisa Industrial Development Authority Pollution Control RB Refunding Virginia Electric & Power Co. Series 2008 C (BBB+/A2)(a)(b)
2,550,000	1.800	04/01/2022	2,601,306
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (NR/NR)(a)(b)
2,500,000	0.750	09/02/2025	2,498,525
Peninsula Ports Authority RB Refunding for Dominion Terminal Associates Series 2003 (BBB/Baa2)(a)(b)
2,400,000	1.700	10/01/2022	2,423,952
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (BBB+/NR)
210,000	5.000	04/01/2021	213,280
215,000	5.000	04/01/2022	224,890
250,000	5.000	04/01/2023	269,045
270,000	5.000	04/01/2024	297,367
270,000	5.000	04/01/2025	303,421
University of Virginia RB Green Bonds Series 2015 A-2 (AAA/Aaa)
20,705,000	5.000	04/01/2045	24,211,185
Virginia College Building Authority Education Facilities RB Series 2014 A (AA+/Aa1)(e)
7,880,000	4.000	02/01/2024	8,873,510
Virginia Commonwealth Transportation Board Federal Transportation Grant Anticipation RB Series 2013 A (AA+/Aa1)(e)
5,225,000	5.000	03/15/2023	5,841,080
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (AA+/Aa1)
810,000	4.000	05/15/2037	848,216
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2011 (AA+/Aa1)(e)
4,070,000	5.250	05/15/2021	4,199,752
Virginia Commonwealth Transportation Board RB For Transportation Capital Project Series 2012 (AA+/Aa1)(e)
9,365,000	5.000	05/15/2022	10,097,811
Virginia Commonwealth Transportation Board RB for Transportation Capital Project Series 2017 (AA+/Aa1)
1,230,000	5.000	05/15/2022	1,326,038
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2016 C (AA+/Aa1)
2,310,000	5.000	05/15/2023	2,599,743

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority RB for Rental Housing Series 2018 E (AA+/Aa1)
5,660,000	2.500	12/01/2022	5,665,886
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (AA+/Aa1)
4,500,000	1.400	12/01/2023	4,505,670
Virginia Public School Authority RB Series 2019 VII (AA+/Aa1)
10,890,000	5.000	04/15/2021	11,173,576
Virginia Resources Authority Infrastructure and State Moral Obligation RB for Pooled Financing Program Series 2014 C (AAA/NR)
3,760,000	5.000	11/01/2021	3,956,798
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2012 (BBB-/NR)
1,525,000	5.000	07/01/2034	1,578,726
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (BBB-/NR)
15,000,000	5.000	07/01/2034	15,528,450
Virginia State Public Building Authority RB for Public Facilities Series 2011 A (AA+/Aa1)(e)
5,375,000	5.000	08/01/2021	5,591,774
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2009 A (BBB+/A2)(a)(b)
12,500,000	0.750	09/02/2025	12,480,625
Wise County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (BBB+/A2)(a)(b)
6,805,000	1.200	05/31/2024	6,923,815
York County Economic Development Authority Pollution Control RB Refunding for Virginia Electric & Power Co. Project Series 2009 A (BBB+/A2)(a)(b)
4,250,000	1.900	06/01/2023	4,404,530

			291,931,109

Washington – 1.6%
City of Seattle RB for Municipal Light & Power Series 2015 A (AA/Aa2)
5,545,000	5.000	05/01/2021	5,701,979
King County Housing Authority RB Refunding Series 2020 (AA/NR)
300,000	3.000	06/01/2021	304,902
250,000	3.000	06/01/2022	259,970
200,000	3.000	06/01/2023	212,348
225,000	3.000	06/01/2024	242,791
280,000	3.000	06/01/2025	306,482
King County Junior Lien Sewer RB Refunding Series 2020 A (AA/Aa2)(a)(b)
15,845,000	0.625	01/01/2024	15,899,032
King County Junior Lien Sewer RB Series 2012 (AA/Aa2)(a)(b)
11,600,000	2.600	12/01/2021	11,693,728
King County School District No. 405 GO Bonds Series 2011 (SCH BD GTY) (AA+/Aaa)(e)
5,010,000	5.000	06/01/2021	5,170,821
King County School District No. 415 GO Bonds Series 2019 (SCH BD GTY) (NR/Aaa)
1,595,000	4.000	12/01/2020	1,605,144

164	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County Sewer RB Series 2014 A (AGM) (AA+/Aa1)
$29,000,000	5.000%	01/01/2047	$33,359,280
Port of Seattle GO Refunding Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	06/01/2027	5,838,600
State of Washington GO Bonds Various Purpose Series 2011 B (AA+/Aaa)(e)
5,000,000	5.000	02/01/2021	5,080,950
University of Washington RB Series 2019 A (AA+/Aaa)(a)(b)
15,000,000	5.000	05/01/2022	15,770,100
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (BBB+/Baa1)
1,300,000	5.000	08/01/2025	1,535,482
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (BBB+/Baa1)
3,260,000	5.000	08/01/2025	3,850,516
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-1 (BBB+/Baa1)(a)(b)
12,295,000	5.000	08/01/2024	13,873,432
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-2 (BBB+/Baa1)(a)(b)
9,165,000	5.000	08/01/2025	10,648,814
Washington State Local Agency Real and Personal Property COPS Series 2019 D (NR/Aa1)
3,855,000	5.000	07/01/2024	4,529,586
Washington State Motor Vehicle Fuel Tax GO Bonds for SR 520 Corridor Program Toll Revenue Series 2012 C (AA+/Aaa)
1,685,000	5.000	06/01/2023	1,736,797
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013 B (AA+/Aaa)
5,000,000	5.000	07/01/2024	5,420,350
Washington State Various Purpose GO Bonds Series 2011 B (AA+/Aaa)(e)
10,000,000	5.250	02/01/2021	10,170,200
Washington State Various Purpose GO Refunding Bonds Series R-2013C (AA+/Aaa)
6,500,000	5.000	07/01/2025	7,352,475

			160,563,779

West Virginia – 0.8%
State of West Virginia GO Bonds for State Road Series 2019 A (AA-/Aa2)
7,830,000	5.000	06/01/2023	8,824,018
8,640,000	5.000	06/01/2025	10,499,933
8,860,000	5.000	12/01/2025	10,946,176
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2009 A (A-/Baa1)(a)(b)
2,900,000	2.625	06/01/2022	2,982,447
West Virginia Economic Development Authority RB for Appalachian Power Co. Project Series 2011 A (AMT) (A-/Baa1)(a)(b)
5,650,000	1.000	09/01/2025	5,619,264

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (BBB+/Baa1)
570,000	5.000	01/01/2021	575,689
540,000	5.000	01/01/2022	566,908
550,000	5.000	01/01/2023	598,790
West Virginia University RB Refunding Series 2020 A (AA-/Aa3)
8,895,000	1.365	10/01/2022	8,964,203
10,495,000	1.391	10/01/2023	10,610,130
19,755,000	1.449	10/01/2024	20,050,140

			80,237,698

Wisconsin – 2.2%
City of Milwaukee GO Refunding Bonds Series 2017 (A/NR)
6,045,000	5.000	04/01/2023	6,731,470
City of Milwaukee GO Refunding Bonds Series 2018 (A/NR)
12,770,000	5.000	02/01/2023	14,125,025
County of Dane GO Bonds Series 2019 A (AAA/NR)
2,165,000	2.000	06/01/2022	2,227,503
County of Dane GO Bonds Series 2020 A (AAA/NR)(h)
5,930,000	0.050	04/01/2021	5,925,730
5,935,000	0.050	04/01/2022	5,916,542
5,935,000	0.050	04/01/2023	5,890,488
4,950,000	2.000	04/01/2024	5,222,696
3,290,000	2.000	04/01/2026	3,542,935
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (AA/A2)
160,000	4.000	07/01/2024	176,921
265,000	4.000	07/01/2025	299,408
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A/A3)
200,000	5.000	01/01/2021	202,158
200,000	5.000	01/01/2022	210,736
300,000	5.000	01/01/2023	328,302
300,000	5.000	01/01/2024	340,296
300,000	5.000	01/01/2025	350,958
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (BBB+/NR)
1,925,000	4.000	01/01/2026	2,050,491
2,000,000	4.000	01/01/2027	2,141,340
1,720,000	4.000	01/01/2028	1,803,764
1,790,000	4.000	01/01/2029	1,874,488
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 A (A+/NR)(h)
300,000	5.000	06/01/2022	322,704
325,000	5.000	06/01/2023	363,763
350,000	5.000	06/01/2024	405,926
375,000	5.000	06/01/2025	448,988
300,000	5.000	06/01/2026	367,845
Public Finance Authority RB Refunding for Waste Management, Inc. Series 2016 (AMT) (A-/NR)(a)(b)
7,000,000	2.000	06/01/2021	7,064,820
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (NR/Baa3)(d)
14,465,000	0.000	12/15/2027	10,922,666

The accompanying notes are an integral part of these financial statements.	165

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
State of Wisconsin Environmental Improvement Fund RB Series 2018 A (AAA/NR)
$7,905,000	5.000%	06/01/2022	$8,544,673
State of Wisconsin GO Unlimited Bonds Series 2011 B (AA/Aa1)(e)
7,170,000	5.000	05/01/2021	7,371,692
State of Wisconsin GO Unlimited Bonds Series 2014 A (AA/Aa1)(e)
11,145,000	5.000	05/01/2022	11,996,144
State of Wisconsin GO Unlimited Refunding Bonds Series 2017 (AA/Aa1)
5,420,000	5.000	11/01/2021	5,704,929
Western Technical College District GO Refunding Bonds Series 2017 G (AA+/NR)
1,685,000	5.000	04/01/2023	1,883,965
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (BBB/NR)
115,000	4.000	03/15/2022	119,912
115,000	4.000	03/15/2023	121,036
120,000	4.000	03/15/2024	128,536
125,000	4.000	03/15/2025	136,055
Wisconsin Health & Educational Facilities Authority RB Refunding for Advocate Aurora Health Obligated Group Series 2018 C-4 (AA/Aa3)(a)
4,000,000	(SIFMA Municipal Swap Index Yield + 0.65%), 0.760	07/31/2024	4,005,160
Wisconsin Health & Educational Facilities Authority RB Refunding for Ascension Health Credit Group Series 2019 A (AA+/Aa2)
4,500,000	5.000	11/15/2020	4,524,840
1,875,000	5.000	11/15/2021	1,971,675
930,000	5.000	11/15/2022	1,021,977
4,455,000	5.000	11/15/2023	5,095,094
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (NR/Baa1)
425,000	4.000	02/01/2021	428,298
285,000	4.000	02/01/2022	293,849
290,000	4.000	02/01/2023	305,312
Wisconsin Health & Educational Facilities Authority RB Refunding for Marshfield Clinic Health System Obligated Group Series 2020 B-1 (A-/NR)(a)(b)
8,500,000	5.000	02/15/2025	9,767,180
Wisconsin State GO Bonds Series 2014 B (AA/Aa1)
2,575,000	5.000	05/01/2021	2,647,744
Wisconsin State GO Bonds Series 2015 A (AA/Aa1)(e)
40,860,000	5.000	05/01/2023	45,871,887
Wisconsin State GO Bonds Series 2018 A (AA/Aa1)
16,090,000	5.000	05/01/2021	16,544,543
9,495,000	5.000	05/01/2023	10,679,121
Wisconsin State RB Refunding Series 2020 A (AA/Aa2)
775,000	1.720	05/01/2022	789,787
820,000	1.749	05/01/2023	843,567

			220,054,939

TOTAL MUNICIPAL BONDS
(Cost $9,633,328,212)			$9,797,421,895

Corporate Bonds – 0.2%
Consumer Services – 0.2%
Emory University Series 2020
$9,000,000	1.566%	09/01/2025	$9,279,806
Howard University Series 2020
1,000,000	2.638	10/01/2021	994,353
1,500,000	2.738	10/01/2022	1,553,115
1,500,000	2.801	10/01/2023	1,575,979
2,030,000	2.416	10/01/2024	2,147,473

			15,550,726

Media & Entertainment – 0.0%
Smithsonian Institution
740,000	0.845	09/01/2021	742,447
825,000	0.895	09/01/2022	830,341
800,000	0.974	09/01/2023	808,009
1,000,000	1.118	09/01/2024	1,014,088
1,000,000	1.218	09/01/2025	1,017,619

			4,412,504

TOTAL CORPORATE BONDS
(Cost $19,665,466)			$19,963,230

U.S. Treasury Obligations – 1.0%
U.S. Treasury Notes
$50,000,000	0.250%	07/31/2025	$49,949,219
50,000,000	0.375	07/31/2027	49,726,562

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $99,478,883)			$99,675,781

TOTAL INVESTMENTS – 100.3%
(Cost $9,752,472,561)			$9,917,060,906

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(25,627,883)

NET ASSETS – 100.0%			$9,891,433,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

166	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AGM-CR	—Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BAM	—Build America Mutual Assurance Co.
BHAC-CR	—Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	—Commonwealth Guaranteed
COPS	—Certificates of Participation
ETM	—Escrowed to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
Mo.	—Month
MUN GOVT GTD	—Municipal Government Guaranteed
NATL-RE	—Insured by National Public Finance Guarantee Corp.
NATL-RE-IBC	—Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—Not Rated
PCRB	—Pollution Control Revenue Bond
PILOT	—Payment in Lieu of Taxes
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Board Loan Fund
RB	—Revenue Bond
RMKT	—Remarketed
SCH BD GTY	—School Bond Guaranty
SCH BD RES FD	—School Bond Reserve Fund
SCSDE	—South Carolina State Department of Education
SD CRED PROG	—School District Credit Program
SIFMA	—The Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
ST AID WITHHLDG	—State Aid Withholding
ST APPROP	—State Appropriation
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	167

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 11/01/2023	1.000%	0.411%	Bank of America NA	03/20/2023	USD 5,000	$73,596	$(61,175)	$134,771

California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/2021	1.000	0.411	JPMorgan Chase Bank NA	03/20/2023	10,000	147,191	(122,350)	269,541

TOTAL						$220,787	$(183,525)	$404,312

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

168	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value (cost $7,678,560,658, $8,138,481,498, $36,213,333 and $9,752,472,561)	$8,017,607,793	$8,712,653,344	$36,757,327	$9,917,060,906
Cash	67,401,661	70,318,736	2,798,744	73,602,950
Receivables:
Interest	88,228,616	105,215,799	382,515	88,282,386
Fund shares sold	12,540,569	15,665,655	—	48,669,429
Reimbursement from investment adviser	131,147	119,431	21,742	109,238
Unrealized gain on swap contracts	53,908	1,178,961	—	404,312
Other assets	226,389	172,098	—	259,241
Total assets	8,186,190,083	8,905,324,024	39,960,328	10,128,388,462

Liabilities:
Unrealized loss on swap contracts	—	237,073	—	—
Payables:
Investments purchased on an extended-settlement basis	33,325,489	41,765,259	262,065	166,307,036
Fund shares redeemed	15,294,404	18,615,306	—	26,421,261
Investments purchased	3,180,652	4,066,193	985,480	39,296,102
Management fees	2,320,774	3,616,350	—	2,674,887
Income distribution	1,616,835	829,318	—	1,316,064
Distribution and Service fees and Transfer Agency fees	835,990	441,368	—	330,060
Upfront payments received on swap contracts	24,470	704,571	—	183,525
Collateral on certain derivative contracts(a)	—	280,000	—	250,000
Accrued expenses and other liabilities	121,344	233,764	150,170	176,504
Total liabilities	56,719,958	70,789,202	1,397,715	236,955,439

Net Assets:
Paid-in capital	8,046,614,092	8,508,761,195	38,434,486	9,746,824,816
Total distributable earnings	82,856,033	325,773,627	128,127	144,608,207
NET ASSETS	$8,129,470,125	$8,834,534,822	$38,562,613	$9,891,433,023
Net Assets:
Class A	$1,430,465,242	$468,973,168	$—	$228,577,553
Class C	148,423,142	78,925,729	—	14,476,965
Institutional	3,665,108,293	1,132,428,432	—	2,054,048,092
Separate Account Institutional	—	—	38,562,613	—
Service	198,125	—	—	182,591
Investor	1,028,856,810	389,727,666	—	136,316,937
Class R6	82,001,492	2,022,199	—	6,737,955
Class P	1,774,417,021	6,762,457,628	—	7,451,092,930
Total Net Assets	$8,129,470,125	$8,834,534,822	$38,562,613	$9,891,433,023
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	88,098,115	46,709,637	—	21,136,660
Class C	9,137,372	7,858,664	—	1,340,197
Institutional	225,840,429	112,765,415	—	190,229,106
Separate Account Institutional	—	—	3,765,446	—
Service	12,144	—	—	16,905
Investor	63,436,774	38,774,125	—	12,622,274
Class R6	5,050,870	201,424	—	624,274
Class P	109,279,927	673,996,351	—	690,311,884
Net asset value, offering and redemption price per share:(b)
Class A	$16.24	$10.04	$ —	$10.81
Class C	16.24	10.04	—	10.80
Institutional	16.23	10.04	—	10.80
Separate Account Institutional	—	—	10.24	—
Service	16.31	—	—	10.80
Investor	16.22	10.05	—	10.80
Class R6	16.24	10.04	—	10.79
Class P	16.24	10.03	—	10.79

(a)	Segregated for collateral on net transactions as follows:

Fund	Swaps
High Yield Municipal	$(280,000)

Short Duration Tax-Free	(250,000)

(b)	Maximum public offering price per share for Class A Shares of the Dynamic Municipal Income, High Yield Municipal, and Short Duration Tax-Free Funds is $16.87, $10.51 and $10.97, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	169

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Dynamic Municipal Income Fund	High Yield Municipal Fund	Municipal Income Completion Fund	Short Duration Tax-Free Fund
Investment income:

Interest	$116,314,119	$172,910,553	$392,860	$83,144,859

Expenses:

Management fees	13,486,335	20,591,538	—	14,194,051

Transfer Agency fees(a)	2,505,676	1,684,272	2,347	1,492,162

Distribution and Service fees(a)	2,428,840	949,240	—	295,891

Registration fees	688,989	296,246	17,595	296,529

Custody, accounting and administrative services	426,228	449,995	27,578	410,335

Printing and mailing costs	61,774	64,228	15,531	45,693

Legal fees	35,730	35,730	29,204	35,735

Audit fees	27,592	27,592	31,131	28,264

Trustee fees	16,853	17,570	9,524	17,074

Service share fees — Service and Shareholder Administration Plan	492	—	—	452

Other	20,929	32,368	6,358	22,392

Total expenses	19,699,438	24,148,779	139,268	16,838,578

Less — expense reductions	(1,172,743)	(884,943)	(139,268)	(798,642)

Net expenses	18,526,695	23,263,836	—	16,039,936

NET INVESTMENT INCOME	97,787,424	149,646,717	392,860	67,104,923

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(20,313,173)	(15,838,122)	(143,584)	(12,316,653)

Swap contracts	(18,262,020)	(19,291,159)	(35,867)	113,917

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	327,347,956	384,002,674	1,235,539	137,045,742

Swap contracts	16,575,358	17,346,948	33,817	(157,565)

Net realized and unrealized gain	305,348,121	366,220,341	1,089,905	124,685,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$403,135,545	$515,867,058	$1,482,765	$191,790,364

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or Service Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P
Dynamic Municipal Income	$1,703,846	$724,994	$850,606	$90,525	$687,683	$—	$40	$610,970	$11,370	$254,482
High Yield Municipal	546,888	402,352	272,798	50,252	199,484	—	—	215,410	227	946,101
Municipal Income Completion	—	—	—	—	—	2,347	—	—	—	—
Short Duration Tax-Free	215,720	80,171	107,173	10,039	352,871	—	36	76,924	947	944,172

170	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets

	Dynamic Municipal Income Fund		High Yield Municipal Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$97,787,424	$168,716,537	$149,646,717	$324,754,557

Net realized loss	(38,575,193)	(203,060,536)	(35,129,281)	(119,789,308)

Net change in unrealized gain (loss)	343,923,314	(128,589,076)	401,349,622	(269,938,986)
Net increase (decrease) in net assets resulting from operations	403,135,545	(162,933,075)	515,867,058	(64,973,737)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(15,223,961)	(26,767,203)	(7,193,223)	(15,028,985)

Class C Shares	(1,076,000)	(1,836,214)	(1,022,857)	(1,996,031)

Institutional Shares	(44,152,872)	(80,218,287)	(17,906,417)	(35,707,014)

Service Shares	(2,035)	(4,678)	—	—

Investor Shares	(12,161,650)	(18,862,838)	(6,108,489)	(10,962,178)

Class R6 Shares	(976,366)	(1,636,966)	(26,733)	(430)

Class P Shares	(21,882,686)	(39,740,810)	(113,788,650)	(244,330,086)
Total distributions to shareholders	(95,475,570)	(169,066,996)	(146,046,369)	(308,024,724)

From share transactions:

Proceeds from sales of shares	1,773,049,779	5,369,651,711	1,474,650,298	3,022,075,670

Reinvestment of distributions	85,655,377	150,907,107	141,143,045	298,380,974

Cost of shares redeemed	(1,373,100,048)	(2,284,389,837)	(1,014,009,530)	(2,387,191,975	)(a)

Net increase in net assets resulting from share transactions	485,605,108	3,236,168,981	601,783,813	933,264,669

TOTAL INCREASE	793,265,083	2,904,168,910	971,604,502	560,266,208

Net Assets:
Beginning of period	7,336,205,042	4,432,036,132	7,862,930,320	7,302,664,112

End of period	$8,129,470,125	$7,336,205,042	$8,834,534,822	$7,862,930,320

(a)	Net of $196,736 of redemption fees.

The accompanying notes are an integral part of these financial statements.	171

GOLDMAN SACHS MUNICIPAL FUNDS

Statements of Changes in Net Assets (continued)

	Municipal Income Completion Fund		Short Duration Tax-Free Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020(a)	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$392,860	$210,824	$67,104,923	$128,480,326

Net realized gain (loss)	(179,451)	(246,463)	(12,202,736)	4,534,361

Net change in unrealized gain (loss)	1,269,356	(725,362)	136,888,177	(50,221,844)
Net increase (decrease) in net assets resulting from operations	1,482,765	(761,001)	191,790,364	82,792,843

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	—	(1,003,127)	(1,816,735)

Class C Shares	—	—	(63,772)	(167,468)

Institutional Shares	—	—	(13,038,989)	(28,233,445)

Separate Account Institutional	(384,988)	(208,649)	—	—

Service Shares	—	—	(892)	(2,752)

Investor Shares	—	—	(882,697)	(1,384,410)

Class R6 Shares	—	—	(47,093)	(97,487)

Class P Shares	—	—	(46,644,308)	(97,647,520)
Total distributions to shareholders	(384,988)	(208,649)	(61,680,878)	(129,349,817)

From share transactions:

Proceeds from sales of shares	26,255,449	18,858,469	4,085,953,883	4,519,198,773

Reinvestment of distributions	378,057	208,649	53,839,546	114,038,179

Cost of shares redeemed	(6,819,704)	(446,434)	(1,866,962,340)	(3,758,256,134)

Net increase in net assets resulting from share transactions	19,813,802	18,620,684	2,272,831,089	874,980,818

TOTAL INCREASE	20,911,579	17,651,034	2,402,940,575	828,423,844

Net Assets:
Beginning of period	17,651,034	—	7,488,492,448	6,660,068,604

End of period	$38,562,613	$17,651,034	$9,891,433,023	$7,488,492,448

(a)	Commenced operations on April 1, 2019.

172	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.59		$16.02	$15.59	$15.46	$15.69	$15.81

Net investment income(a)	0.18		0.37	0.44	0.47	0.52	0.56

Net realized and unrealized gain (loss)	0.65		(0.43)	0.42	0.11	(0.25)	(0.14)

Total from investment operations	0.83		(0.06)	0.86	0.58	0.27	0.42

Distributions to shareholders from net investment income	(0.18)		(0.37)	(0.43)	(0.45)	(0.50)	(0.54)

Net asset value, end of period	$16.24		$15.59	$16.02	$15.59	$15.46	$15.69

Total return(b)	5.34%		(0.43)%	5.62%	3.81%	1.73%	2.70%

Net assets, end of period (in 000s)	$1,430,465		$1,330,377	$769,894	$315,142	$218,699	$177,985

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.74%	0.76%	0.78%	0.78%

Ratio of total expenses to average net assets	0.76	%(c)	0.76%	0.78%	0.85%	0.98%	0.99%

Ratio of net investment income to average net assets	2.29	%(c)	2.25%	2.78%	2.98%	3.34%	3.62%

Portfolio turnover rate(d)	5%		23%	16%	12%	28%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	173

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.60		$16.03	$15.60	$15.47	$15.69	$15.82

Net investment income(a)	0.12		0.24	0.32	0.35	0.41	0.45

Net realized and unrealized gain (loss)	0.64		(0.42)	0.42	0.12	(0.25)	(0.16)

Total from investment operations	0.76		(0.18)	0.74	0.47	0.16	0.29

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.31)	(0.34)	(0.38)	(0.42)

Net asset value, end of period	$16.24		$15.60	$16.03	$15.60	$15.47	$15.69

Total return(b)	4.88%		(1.17)%	4.83%	3.03%	1.04%	1.86%

Net assets, end of period (in 000s)	$148,423		$141,952	$83,931	$47,379	$42,353	$30,116

Ratio of net expenses to average net assets	1.47	%(c)	1.48%	1.49%	1.51%	1.53%	1.54%

Ratio of total expenses to average net assets	1.50	%(c)	1.51%	1.53%	1.60%	1.73%	1.75%

Ratio of net investment income to average net assets	1.54	%(c)	1.50%	2.04%	2.23%	2.59%	2.87%

Portfolio turnover rate(d)	5%		23%	16%	12%	28%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

174	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.58		$16.02	$15.59	$15.46	$15.68	$15.81

Net investment income(a)	0.21		0.42	0.49	0.52	0.58	0.62

Net realized and unrealized gain (loss)	0.64		(0.43)	0.43	0.12	(0.25)	(0.16)

Total from investment operations	0.85		(0.01)	0.92	0.64	0.33	0.46

Distributions to shareholders from net investment income	(0.20)		(0.43)	(0.49)	(0.51)	(0.55)	(0.59)

Net asset value, end of period	$16.23		$15.58	$16.02	$15.59	$15.46	$15.68

Total return(b)	5.52%		(0.16)%	5.97%	4.17%	2.13%	2.98%

Net assets, end of period (in 000s)	$3,665,108		$3,206,615	$1,858,949	$1,296,146	$774,777	$486,485

Ratio of net expenses to average net assets	0.39	%(c)	0.39%	0.40%	0.42%	0.44%	0.44%

Ratio of total expenses to average net assets	0.42	%(c)	0.42%	0.44%	0.51%	0.64%	0.65%

Ratio of net investment income to average net assets	2.62	%(c)	2.59%	3.14%	3.32%	3.67%	3.96%

Portfolio turnover rate(d)	5%		23%	16%	12%	28%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	175

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.67		$16.10	$15.66	$15.54	$15.77	$15.89

Net investment income(a)	0.17		0.34	0.42	0.44	0.50	0.54

Net realized and unrealized gain (loss)	0.64		(0.42)	0.43	0.11	(0.25)	(0.15)

Total from investment operations	0.81		(0.08)	0.85	0.55	0.25	0.39

Distributions to shareholders from net investment income	(0.17)		(0.35)	(0.41)	(0.43)	(0.48)	(0.51)

Net asset value, end of period	$16.31		$15.67	$16.10	$15.66	$15.54	$15.77

Total return(b)	5.16%		(0.58)%	5.50%	3.58%	1.57%	2.53%

Net assets, end of period (in 000s)	$198		$203	$38	$36	$36	$36

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.90%	0.92%	0.94%	0.94%

Ratio of total expenses to average net assets	0.92	%(c)	0.92%	0.93%	1.01%	1.14%	1.16%

Ratio of net investment income to average net assets	2.12	%(c)	2.09%	2.65%	2.83%	3.19%	3.46%

Portfolio turnover rate(d)	5%		23%	16%	12%	28%	15%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

176	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Investor Shares(a)
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.57		$16.00	$15.57	$15.45	$15.67	$15.79

Net investment income(b)	0.20		0.41	0.48	0.50	0.56	0.60

Net realized and unrealized gain (loss)	0.65		(0.43)	0.42	0.11	(0.24)	(0.15)

Total from investment operations	0.85		(0.02)	0.90	0.61	0.32	0.45

Distributions to shareholders from net investment income	(0.20)		(0.41)	(0.47)	(0.49)	(0.54)	(0.57)

Net asset value, end of period	$16.22		$15.57	$16.00	$15.57	$15.45	$15.67

Total return(c)	5.47%		(0.19)%	5.88%	4.01%	2.03%	2.95%

Net assets, end of period (in 000s)	$1,028,857		$904,160	$480,724	$160,475	$65,306	$9,684

Ratio of net expenses to average net assets	0.48	%(d)	0.48%	0.49%	0.51%	0.53%	0.53%

Ratio of total expenses to average net assets	0.51	%(d)	0.51%	0.53%	0.59%	0.73%	0.74%

Ratio of net investment income to average net assets	2.54	%(d)	2.50%	3.03%	3.22%	3.57%	3.87%

Portfolio turnover rate(e)	5%		23%	16%	12%	28%	15%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	177

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		November 30, 2017* to March 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$15.59		$16.02	$15.59	$15.56

Net investment income(a)	0.21		0.42	0.49	0.17

Net realized and unrealized gain (loss)	0.65		(0.42)	0.43	0.03

Total from investment operations	0.86		— (b)	0.92	0.20

Distributions to shareholders from net investment income	(0.21)		(0.43)	(0.49)	(0.17)

Net asset value, end of period	$16.24		$15.59	$16.02	$15.59

Total return(c)	5.52%		(0.08)%	5.98%	1.27%

Net assets, end of period (in 000s)	$82,001		$69,532	$44,934	$10

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.39%	0.40	%(d)

Ratio of total expenses to average net assets	0.41	%(d)	0.41%	0.42%	0.43	%(d)

Ratio of net investment income to average net assets	2.63	%(d)	2.61%	3.11%	3.28	%(d)

Portfolio turnover rate(e)	5%		23%	16%	12%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

178	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Municipal Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$15.59		$16.02	$15.65

Net investment income(a)	0.21		0.43	0.46

Net realized and unrealized gain (loss)	0.65		(0.43)	0.36

Total from investment operations	0.86		— (b)	0.82

Distributions to shareholders from net investment income	(0.21)		(0.43)	(0.45)

Net asset value, end of period	$16.24		$15.59	$16.02

Total return(c)	5.52%		(0.08)%	5.35%

Net assets, end of period (in 000s)	$1,774,417		$1,683,366	$1,193,566

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.39	%(d)

Ratio of total expenses to average net assets	0.41	%(d)	0.41%	0.43	%(d)

Ratio of net investment income to average net assets	2.63	%(d)	2.61%	3.11	%(d)

Portfolio turnover rate(e)	5%		23%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	179

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.59		$9.91	$9.55	$9.35	$9.36	$9.34

Net investment income(a)	0.17		0.37	0.38	0.38	0.47	0.46

Net realized and unrealized gain (loss)	0.44		(0.34)	0.35	0.18	(0.06)	(0.02)

Total from investment operations	0.61		0.03	0.73	0.56	0.41	0.44

Distributions to shareholders from net investment income	(0.16)		(0.35)	(0.37)	(0.36)	(0.42)	(0.42)

Net asset value, end of period	$10.04		$9.59	$9.91	$9.55	$9.35	$9.36

Total return(b)	6.42%		0.13%	7.79%	6.10%	4.48%	4.89%

Net assets, end of period (in 000s)	$468,973		$419,784	$377,942	$250,436	$234,550	$262,193

Ratio of net expenses to average net assets	0.86	%(c)	0.85%	0.85%	0.85%	0.85%	0.86%

Ratio of total expenses to average net assets	0.90	%(c)	0.91%	0.92%	0.92%	0.92%	0.93%

Ratio of net investment income to average net assets	3.37	%(c)	3.61%	3.97%	4.00%	4.93%	4.98%

Portfolio turnover rate(d)	6%		20%	16%	16%	31%	11%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

180	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.59		$9.91	$9.55	$9.35	$9.36	$9.34

Net investment income(a)	0.13		0.29	0.31	0.31	0.40	0.39

Net realized and unrealized gain (loss)	0.44		(0.34)	0.35	0.18	(0.06)	(0.02)

Total from investment operations	0.57		(0.05)	0.66	0.49	0.34	0.37

Distributions to shareholders from net investment income	(0.12)		(0.27)	(0.30)	(0.29)	(0.35)	(0.35)

Net asset value, end of period	$10.04		$9.59	$9.91	$9.55	$9.35	$9.36

Total return(b)	6.03%		(0.62)%	6.99%	5.30%	3.70%	4.11%

Net assets, end of period (in 000s)	$78,926		$77,387	$60,899	$59,381	$66,772	$73,498

Ratio of net expenses to average net assets	1.60	%(c)	1.60%	1.60%	1.60%	1.60%	1.62%

Ratio of total expenses to average net assets	1.65	%(c)	1.66%	1.67%	1.67%	1.67%	1.68%

Ratio of net investment income to average net assets	2.62	%(c)	2.85%	3.22%	3.25%	4.18%	4.24%

Portfolio turnover rate(d)	6%		20%	16%	16%	31%	11%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	181

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.59		$9.91	$9.55	$9.36	$9.36	$9.34

Net investment income(a)	0.18		0.40	0.41	0.41	0.49	0.48

Net realized and unrealized gain (loss)	0.45		(0.34)	0.35	0.17	(0.04)	(0.01)

Total from investment operations	0.63		0.06	0.76	0.58	0.45	0.47

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.40)	(0.39)	(0.45)	(0.45)

Net asset value, end of period	$10.04		$9.59	$9.91	$9.55	$9.36	$9.36

Total return(b)	6.59%		0.43%	8.10%	6.29%	4.88%	5.19%

Net assets, end of period (in 000s)	$1,132,428		$894,702	$699,635	$5,026,846	$4,284,703	$3,754,010

Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.56%	0.56%	0.56%	0.57%

Ratio of total expenses to average net assets	0.57	%(c)	0.57%	0.58%	0.58%	0.58%	0.59%

Ratio of net investment income to average net assets	3.67	%(c)	3.91%	4.27%	4.29%	5.23%	5.25%

Portfolio turnover rate(d)	6%		20%	16%	16%	31%	11%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

182	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Investor Shares(a)
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.60		$9.92	$9.56	$9.37	$9.37	$9.35

Net investment income(b)	0.18		0.39	0.41	0.41	0.50	0.48

Net realized and unrealized gain (loss)	0.44		(0.34)	0.34	0.17	(0.05)	(0.01)

Total from investment operations	0.62		0.05	0.75	0.58	0.45	0.47

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.39)	(0.39)	(0.45)	(0.45)

Net asset value, end of period	$10.05		$9.60	$9.92	$9.56	$9.37	$9.37

Total return(c)	6.55%		0.38%	8.05%	6.26%	4.81%	5.15%

Net assets, end of period (in 000s)	$389,728		$331,991	$202,256	$85,209	$42,152	$20,741

Ratio of net expenses to average net assets	0.61	%(d)	0.60%	0.60%	0.60%	0.60%	0.61%

Ratio of total expenses to average net assets	0.65	%(d)	0.66%	0.66%	0.67%	0.67%	0.68%

Ratio of net investment income to average net assets	3.61	%(d)	3.85%	4.21%	4.26%	5.25%	5.22%

Portfolio turnover rate(e)	6%		20%	16%	16%	31%	11%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	183

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		November 30, 2017* to March 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$9.58		$9.91	$9.55	$9.46

Net investment income(a)	0.18		0.40	0.41	0.14

Net realized and unrealized gain (loss)	0.46		(0.35)	0.35	0.08

Total from investment operations	0.64		0.05	0.76	0.22

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.40)	(0.13)

Net asset value, end of period	$10.04		$9.58	$9.91	$9.55

Total return(b)	6.70%		0.32%	8.09%	2.33%

Net assets, end of period (in 000s)	$2,022		$11	$11	$10

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.55%	0.57	%(c)

Ratio of total expenses to average net assets	0.56	%(c)	0.57%	0.55%	0.60	%(c)

Ratio of net investment income to average net assets	3.61	%(c)	3.92%	4.28%	4.36	%(c)

Portfolio turnover rate(d)	6%		20%	16%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

184	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Municipal Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$9.58		$9.90	$9.60

Net investment income(a)	0.18		0.40	0.39

Net realized and unrealized gain (loss)	0.45		(0.34)	0.28

Total from investment operations	0.63		0.06	0.67

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.37)

Net asset value, end of period	$10.03		$9.58	$9.90

Total return(b)	6.60%		0.44%	7.14%

Net assets, end of period (in 000s)	$6,762,458		$6,139,055	$5,961,922

Ratio of net expenses to average net assets	0.54	%(c)	0.54%	0.55	%(c)

Ratio of total expenses to average net assets	0.56	%(c)	0.56%	0.57	%(c)

Ratio of net investment income to average net assets	3.69	%(c)	3.93%	4.27	%(c)

Portfolio turnover rate(d)	6%		20%	16%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	185

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Municipal Income Completion Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		April 1, 2019* to March 31, 2020
Per Share Data

Net asset value, beginning of period	$9.65		$10.00

Net investment income(a)	0.17		0.35

Net realized and unrealized gain (loss)	0.59		(0.34)

Total from investment operations	0.76		0.01

Distributions to shareholders from net investment income	(0.17)		(0.36)

Net asset value, end of period	$10.24		$9.65

Total return(b)	7.88%		(0.10)%

Net assets, end of period (in 000s)	$38,563		$17,651

Ratio of net expenses to average net assets	—%		—%

Ratio of total expenses to average net assets	1.18	%(c)	6.51%

Ratio of net investment income to average net assets	3.34	%(c)	3.40%

Portfolio turnover rate(d)	12%		7%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

186	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.63		$10.66	$10.48	$10.52	$10.56	$10.59

Net investment income(a)	0.07		0.16	0.16	0.12	0.12	0.10

Net realized and unrealized gain (loss)	0.17		(0.03)	0.17	(0.04)	(0.05)	(0.04)

Total from investment operations	0.24		0.13	0.33	0.08	0.07	0.06

Distributions to shareholders from net investment income	(0.06)		(0.16)	(0.15)	(0.12)	(0.11)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	—	— (b)	— (b)

Total distributions	(0.06)		(0.16)	(0.15)	(0.12)	(0.11)	(0.09)

Net asset value, end of period	$10.81		$10.63	$10.66	$10.48	$10.52	$10.56

Total return(c)	2.30%		1.18%	3.20%	0.74%	0.63%	0.62%

Net assets, end of period (in 000s)	$228,578		$134,986	$119,675	$97,703	$124,586	$147,949

Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.69%	0.68%	0.70%	0.73%

Ratio of total expenses to average net assets	0.73	%(d)	0.74%	0.75%	0.75%	0.76%	0.76%

Ratio of net investment income to average net assets	1.29	%(d)	1.45%	1.51%	1.18%	1.09%	0.98%

Portfolio turnover rate(e)	13%		29%	44%	35%	40%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	187

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.62		$10.65	$10.47	$10.51	$10.55	$10.58

Net investment income(a)	0.05		0.11	0.12	0.09	0.07	0.06

Net realized and unrealized gain (loss)	0.17		(0.03)	0.17	(0.05)	(0.05)	(0.04)

Total from investment operations	0.22		0.08	0.29	0.04	0.02	0.02

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Distributions to shareholders from net realized gains	—		—	—	—	— (b)	— (b)

Total distributions	(0.04)		(0.11)	(0.11)	(0.08)	(0.06)	(0.05)

Net asset value, end of period	$10.80		$10.62	$10.65	$10.47	$10.51	$10.55

Total return(c)	2.10%		0.78%	2.80%	0.34%	0.23%	0.22%

Net assets, end of period (in 000s)	$14,477		$17,180	$15,681	$19,813	$23,220	$33,787

Ratio of net expenses to average net assets	1.08	%(d)	1.08%	1.09%	1.08%	1.10%	1.13%

Ratio of total expenses to average net assets	1.48	%(d)	1.50%	1.50%	1.50%	1.51%	1.51%

Ratio of net investment income to average net assets	0.92	%(d)	1.04%	1.10%	0.81%	0.69%	0.58%

Portfolio turnover rate(e)	13%		29%	44%	35%	40%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

188	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.62		$10.64	$10.47	$10.50	$10.54	$10.58

Net investment income(a)	0.09		0.19	0.19	0.16	0.15	0.14

Net realized and unrealized gain (loss)	0.17		(0.02)	0.16	(0.04)	(0.05)	(0.05)

Total from investment operations	0.26		0.17	0.35	0.12	0.10	0.09

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.18)	(0.15)	(0.14)	(0.13)

Distributions to shareholders from net realized gains	—		—	—	—	— (b)	— (b)

Total distributions	(0.08)		(0.19)	(0.18)	(0.15)	(0.14)	(0.13)

Net asset value, end of period	$10.80		$10.62	$10.64	$10.47	$10.50	$10.54

Total return(c)	2.45%		1.58%	3.42%	1.15%	0.94%	0.86%

Net assets, end of period (in 000s)	$2,054,048		$1,646,398	$1,488,011	$4,936,410	$4,448,309	$4,316,949

Ratio of net expenses to average net assets	0.38	%(d)	0.38%	0.38%	0.38%	0.39%	0.39%

Ratio of total expenses to average net assets	0.40	%(d)	0.40%	0.41%	0.41%	0.42%	0.42%

Ratio of net investment income to average net assets	1.60	%(d)	1.75%	1.77%	1.52%	1.41%	1.32%

Portfolio turnover rate(e)	13%		29%	44%	35%	40%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	189

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.62		$10.64	$10.47	$10.50	$10.54	$10.58

Net investment income(a)	0.06		0.14	0.14	0.11	0.10	0.09

Net realized and unrealized gain (loss)	0.17		(0.02)	0.16	(0.04)	(0.05)	(0.05)

Total from investment operations	0.23		0.12	0.30	0.07	0.05	0.04

Distributions to shareholders from net investment income	(0.05)		(0.14)	(0.13)	(0.10)	(0.09)	(0.08)

Distributions to shareholders from net realized gains	—		—	—	—	— (b)	— (b)

Total distributions	(0.05)		(0.14)	(0.13)	(0.10)	(0.09)	(0.08)

Net asset value, end of period	$10.80		$10.62	$10.64	$10.47	$10.50	$10.54

Total return(c)	2.20%		1.07%	2.90%	0.65%	0.44%	0.36%

Net assets, end of period (in 000s)	$183		$179	$293	$287	$263	$161

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.89%	0.88%	0.89%	0.89%

Ratio of total expenses to average net assets	0.90	%(d)	0.91%	0.91%	0.91%	0.92%	0.92%

Ratio of net investment income to average net assets	1.11	%(d)	1.27%	1.31%	1.03%	0.91%	0.82%

Portfolio turnover rate(e)	13%		29%	44%	35%	40%	24%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

190	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Investor Shares(a)
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.62		$10.64	$10.47	$10.51	$10.55	$10.58

Net investment income(b)	0.08		0.18	0.19	0.16	0.14	0.13

Net realized and unrealized gain (loss)	0.18		(0.02)	0.16	(0.05)	(0.05)	(0.04)

Total from investment operations	0.26		0.16	0.35	0.11	0.09	0.09

Distributions to shareholders from net investment income	(0.08)		(0.18)	(0.18)	(0.15)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	—		—	—	—	— (c)	— (c)

Total distributions	(0.08)		(0.18)	(0.18)	(0.15)	(0.13)	(0.12)

Net asset value, end of period	$10.80		$10.62	$10.64	$10.47	$10.51	$10.55

Total return(d)	2.43%		1.53%	3.37%	1.01%	0.88%	0.87%

Net assets, end of period (in 000s)	$136,317		$111,743	$65,719	$21,605	$10,002	$3,526

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.43%	0.45%	0.48%

Ratio of total expenses to average net assets	0.48	%(e)	0.49%	0.50%	0.50%	0.51%	0.51%

Ratio of net investment income to average net assets	1.56	%(e)	1.69%	1.79%	1.48%	1.37%	1.23%

Portfolio turnover rate(f)	13%		29%	44%	35%	40%	24%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	191

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		November 30, 2017* to March 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.61		$10.64	$10.46	$10.45

Net investment income(a)	0.09		0.19	0.21	0.06

Net realized and unrealized gain (loss)	0.17		(0.03)	0.15	—	(b)

Total from investment operations	0.26		0.16	0.36	0.06

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.18)	(0.05)

Net asset value, end of period	$10.79		$10.61	$10.64	$10.46

Total return(c)	2.46%		1.50%	3.51%	0.61%

Net assets, end of period (in 000s)	$6,738		$5,992	$5,014	$10

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.38%	0.36	%(d)

Ratio of total expenses to average net assets	0.39	%(d)	0.39%	0.40%	0.38	%(d)

Ratio of net investment income to average net assets	1.62	%(d)	1.75%	1.96%	1.64	%(d)

Portfolio turnover rate(e)	13%		29%	44%	35%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

192	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Tax-Free Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	April 20, 2018* to March 31, 2019
Per Share Data

Net asset value, beginning of period	$10.61		$10.64	$10.46

Net investment income(a)	0.09		0.19	0.18

Net realized and unrealized gain (loss)	0.17		(0.03)	0.17

Total from investment operations	0.26		0.16	0.35

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.17)

Net asset value, end of period	$10.79		$10.61	$10.64

Total return(b)	2.46%		1.50%	3.42%

Net assets, end of period (in 000s)	$7,451,093		$5,572,014	$4,965,675

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.38	%(c)

Ratio of total expenses to average net assets	0.39	%(c)	0.39%	0.40	%(c)

Ratio of net investment income to average net assets	1.61	%(c)	1.75%	1.86	%(c)

Portfolio turnover rate(d)	13%		29%	44%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	193

GOLDMAN SACHS MUNICIPAL FUNDS

Notes to Financial Statements

September 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Dynamic Municipal Income, Short Duration Tax-Free	A, C, Institutional, Service, Investor, R6 and P	Diversified
High Yield Municipal	A, C, Institutional, Investor, R6 and P	Diversified
Municipal Income Completion	Separate Account Institutional	Diversified

Class A Shares of the Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a front-end sales charge of up to 3.75%, 4.50% and 1.50%, respectively. Class C Shares of Dynamic Municipal Income, High Yield Municipal and Short Duration Tax-Free Funds are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, 1.00% and 0.65%, respectively, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class P and Separate Account Institutional Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

194

GOLDMAN SACHS MUNICIPAL FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Redemption Fees — Prior to March 16, 2020, a 2% redemption fee was imposed on the redemption of shares (including by exchange) of the High Yield Municipal Fund held for 60 calendar days or less. For this purpose, the High Yield Municipal Fund utilized a first-in first-out method so that shares held longest were treated as being redeemed first and shares held shortest were treated as being redeemed last. Redemption fees were reimbursed to the Fund and were reflected as a reduction in share redemptions. Redemption fees were credited to Paid-in Capital and are allocated to each share class of the Fund on a pro-rata basis. Effective March 16, 2020 redemption fees for Goldman Sachs High Yield Municipal Fund are no longer imposed.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$7,998,849,899	$—

Corporate Bonds	—	12,907,381	5,850,513

Total	$—	$8,011,757,280	$5,850,513

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$53,908	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$8,679,525,795	$—

Corporate Bonds	—	20,909,266	12,218,283

Total	$—	$8,700,435,061	$12,218,283

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$1,178,961	$—

Liabilities(a)

Credit Default Swap Contracts	$—	$(237,073)	$—

MUNICIPAL INCOME COMPLETION

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$36,656,889	$—

Corporate Bond	—	—	100,438

Total	$—	$36,656,889	$100,438

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Municipal Debt Obligations	$—	$9,797,421,895	$—

Corporate Bonds	—	19,963,230	—

U.S. Treasury Obligations	99,675,781	—	—

Total	$99,675,781	$9,817,385,125	$—

Derivative Type

Assets(a)

Credit Default Swap Contracts	$—	$404,312	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$53,908	—	$—

HIGH YIELD MUNICIPAL
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$1,178,961	Payable for unrealized loss on swap contracts	$(237,073)

SHORT DURATION TAX-FREE
Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Credit	Receivable for unrealized gain on swap contracts	$404,312	—	$—

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

DYNAMIC MUNICIPAL INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$15,253	$(21,009)	2
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(18,277,273)	16,596,367	1
Total		$(18,262,020)	$16,575,358	3

HIGH YIELD MUNICIPAL
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$548,075	$(757,359)	7
Interest Rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(19,839,234)	18,104,307	1
Total		$(19,291,159)	$17,346,948	8

MUNICIPAL INCOME COMPLETION
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest Rate	Net realized gain (loss) from swap contracts/Net unrealized gain (loss) on swap contracts	$(35,867)	$33,817	1

SHORT DURATION TAX-FREE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$113,917	$(157,565)	2

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

With the exception of the Municipal Income Completion Fund, as compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. The Municipal Income Completion Fund does not pay a management fee to GSAM. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of GSAM that participate in certain “wrap-fee” programs.

For the six months ended September 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate
Dynamic Municipal Income	0.40%	0.36%	0.34%	0.34%	0.33%	0.35%	0.35%
High Yield Municipal	0.55	0.55	0.50	0.48	0.47	0.50	0.50
Short Duration Tax-Free	0.39	0.35	0.33	0.33	0.32	0.34	0.34

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

For the six months ended September 30, 2020, Goldman Sachs agreed to waive a portion of the distribution and/or service fees equal to 0.35% as an annual percentage rate of the average daily net assets attributable to Class C Shares of the Short Duration Tax-Free Fund. This arrangement will remain in place through at least July 29, 2021. Prior to such date, Goldman Sachs may not terminate this arrangement without the approval of the Trustees.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Dynamic Municipal Income	$19,569	$2
High Yield Municipal	18,821	—
Short Duration Tax-Free	7,668	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares; and 0.02% of the average daily net assets of Separate Account Institutional Shares. Prior to July 1, 2020, the annual rate was 0.13% of the average daily net assets of Class A, Class C and Investor Shares. Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.02% and 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal and Short Duration Tax-Free Funds, respectively. Goldman Sachs also agreed to reduce or limit its transfer agency fee to 0.00% as an annual percentage rate of the average daily net assets attributable to Separate Account Institutional Shares of the Municipal Income Completion Fund. These arrangements will remain in effect through at least July 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. Prior to July 29, 2020, Goldman Sachs agreed to waive a portion of the transfer agency fee equal to 0.03% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the High Yield Municipal Fund and Short Duration Tax-Free Funds, respectively.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets is 0.004% for Dynamic Municipal Income, High Yield Municipal Income, Short Duration Tax-Free Funds and 0.00% for Municipal Income Completion Fund. These Other Expense limitations will remain in place through at least July 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Fee Waivers
Fund	Class C Distribution and Service Fee	Transfer Agency Waivers/Credits		Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Dynamic Municipal Income	$—	$—		$1,123,668	$49,075	$1,172,743
High Yield Municipal	—	106,579	(a)	759,842	18,522	884,943
Municipal Income Completion	—	2,347		136,921	—	139,268
Short Duration Tax-Free	28,060	53,775	(a)	688,007	28,800	798,642

(a)	Applicable to Class A, C and Investor Shares.

G.  Line of Credit Facility — As of September 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020 the facility was $580,000,000.

H.  Other Transactions with Affiliates — As of September 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Separate Account Institutional
Municipal Income Completion	14%

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with an affiliated fund in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Dynamic Municipal Income	$108,924,801	$73,190,355	$(6,073,183)
High Yield Municipal	24,053,430	155,385,083	(3,541,289)
Municipal Income Completion	—	217,625	(33,585)
Short Duration Tax-Free	122,269,262	38,198,423	(2,037,354)

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2020, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Dynamic Municipal Income	$—	$1,013,527,799	$50,129	$363,911,899
High Yield Municipal	—	1,102,403,135	—	450,695,826
Municipal Income Completion	—	24,161,953	—	2,623,078
Short Duration Tax-Free	99,478,883	3,223,678,209	—	1,054,459,724

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Capital loss carryforwards:
Perpetual Short-term	$(107,248,540)	$(141,054,449)	$(123,463)	$(10,859,998)
Perpetual Long-term	(12,483,768)	(171,810,258)	—	(24,368,002)
Total capital loss carryforwards	$(119,732,308)	$(312,864,707)	$(123,463)	$(35,228,000)
Timing differences (Post October Loss Deferral, Defaulted Bond Income and Distribution Payable)	$(118,823,680)	$(78,458,231)	$(130,655)	$(2,053,873)

As of September 30, 2020, the Funds’ aggregate securities unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Dynamic Municipal Income	High Yield Municipal	Municipal Income Completion	Short Duration Tax-Free
Tax cost	$7,674,215,045	$8,095,922,043	$36,202,954	$9,739,927,691
Gross unrealized gain	398,605,898	751,148,510	990,214	203,906,908
Gross unrealized loss	(55,213,150)	(134,417,209)	(435,841)	(26,773,693)
Net unrealized gain	$343,392,748	$616,731,301	$554,373	$177,133,215

The difference between GAAP-basis and tax-basis unrealized gains (losses), is attributable primarily to wash sales, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things,

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at

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10. OTHER MATTERS (continued)

https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

Contingencies —Dynamic Municipal Income Fund and High Yield Municipal Fund are among the defendants in an adversary proceeding filed in August 2019 against current and former holders of General Obligation (“GO”) and other bonds issued by the Commonwealth of Puerto Rico seeking to clawback payments made to bondholders on the grounds that the bonds allegedly violated the Puerto Rico Constitution and were void from the outset. The complaint seeks approximately $389,000 and $4,384,000 from Dynamic Municipal Income Fund and High Yield Municipal Fund, respectively. On February 9, 2020, the Financial Oversight and Management Board for Puerto Rico, as representative of the Commonwealth of Puerto Rico (the “Commonwealth”), the Puerto Rico Public Buildings Authority (“PBA”), and the Employee Retirement System of the Government of the Commonwealth of Puerto Rico (“ERS”) entered into a Plan Support Agreement (the “PSA”) with certain holders of GO Bond Claims and/or CW Guarantee Bond Claims (each as defined in the PSA) and holders of PBA Bond Claims (as defined in the PSA). The Government of the Commonwealth of Puerto Rico is not a party to the PSA and does not support it on its current terms. Pursuant to the PSA, the Oversight Board and certain creditors agreed to settle the GO clawback litigation. The settlement will be implemented by an amended Plan of Adjustment, filed February 28, 2020. Pursuant to the settlement, current GO bondholders will receive cash and new bonds, ultimately resulting in recovery of approximately 28% on average less than they are entitled under the existing bonds. Former GO bondholders will be dismissed from the clawback litigation. The settlement must be approved by 70% of current bondholders and requires court approval. In addition, the Plan requires certain legislation to be passed by Puerto Rico, which the government of Puerto Rico does not currently support. As a result of the COVID-19 pandemic, there are currently no deadlines to implement the settlement. GSAM has determined that the risk of loss is reasonably possible but not probable.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Dynamic Municipal Income Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,763,171	$219,842,416	57,557,014	$937,851,015
Reinvestment of distributions	847,746	13,536,704	1,472,195	24,001,344
Shares redeemed	(11,837,902)	(187,350,471)	(21,753,051)	(347,171,442)
	2,773,015	46,028,649	37,276,158	614,680,917
Class C Shares
Shares sold	1,095,393	17,508,456	4,980,688	81,202,614
Reinvestment of distributions	53,964	861,754	91,235	1,487,502
Shares redeemed	(1,112,670)	(17,763,308)	(1,207,274)	(19,446,234)
	36,687	606,902	3,864,649	63,243,882
Institutional Shares
Shares sold	58,404,195	923,808,822	171,519,064	2,788,853,875
Reinvestment of distributions	2,273,500	36,299,526	4,000,710	65,223,134
Shares redeemed	(40,601,841)	(640,038,408)	(85,827,643)	(1,337,688,885)
	20,075,854	320,069,940	89,692,131	1,516,388,124
Service Shares
Shares sold	—	—	16,380	266,000
Reinvestment of distributions	53	870	23	374
Shares redeemed	(854)	(13,172)	(5,809)	(97,076)
	(801)	(12,302)	10,594	169,298
Investor Shares
Shares sold	18,351,260	291,057,700	44,096,686	715,530,362
Reinvestment of distributions	762,165	12,160,931	1,158,129	18,860,480
Shares redeemed	(13,732,382)	(218,515,465)	(17,235,460)	(273,201,701)
	5,381,043	84,703,166	28,019,355	461,189,141
Class R6 Shares
Shares sold	1,203,928	19,053,447	2,621,422	42,622,609
Reinvestment of distributions	58,566	935,540	97,773	1,593,496
Shares redeemed	(671,738)	(10,550,880)	(1,063,735)	(17,003,223)
	590,756	9,438,107	1,655,460	27,212,882
Class P Shares
Shares sold	18,990,046	301,778,938	49,161,324	803,325,236
Reinvestment of distributions	1,369,165	21,860,052	2,438,428	39,740,777
Shares redeemed	(19,042,994)	(298,868,344)	(18,124,961)	(289,781,276)
	1,316,217	24,770,646	33,474,791	553,284,737

NET INCREASE	30,172,771	$485,605,108	193,993,138	$3,236,168,981

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Yield Municipal Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,134,954	$89,821,648	20,048,614	$203,934,397
Reinvestment of distributions	662,787	6,500,167	1,344,897	13,709,617
Shares redeemed	(6,881,923)	(66,574,236)	(15,753,635)	(157,972,186)
	2,915,818	29,747,579	5,639,876	59,671,828
Class C Shares
Shares sold	1,143,237	11,022,021	3,852,316	39,248,209
Reinvestment of distributions	92,558	907,510	166,648	1,698,764
Shares redeemed	(1,448,169)	(14,285,781)	(2,093,824)	(20,935,940)
	(212,374)	(2,356,250)	1,925,140	20,011,033
Institutional Shares
Shares sold	40,002,107	390,077,641	66,322,633	672,981,874
Reinvestment of distributions	1,410,032	13,858,950	2,735,106	27,914,867
Shares redeemed	(21,965,400)	(212,136,874)	(46,355,759)	(459,573,926)
	19,446,739	191,799,717	22,701,980	241,322,815
Investor Shares
Shares sold	15,508,224	150,930,336	26,698,692	270,270,268
Reinvestment of distributions	620,217	6,096,093	1,063,104	10,856,437
Shares redeemed	(11,953,300)	(113,941,423)	(13,558,636)	(134,755,390)
	4,175,141	43,085,006	14,203,160	146,371,315
Class R6 Shares
Shares sold	211,186	1,986,688	1	—
Reinvestment of distributions	55	545	42	430
Shares redeemed	(10,976)	(110,512)	—	—
	200,265	1,876,721	43	430
Class P Shares
Shares sold	85,037,285	830,811,964	180,400,900	1,835,640,922
Reinvestment of distributions	11,609,175	113,779,780	23,975,829	244,200,859
Shares redeemed	(63,529,486)	(606,960,704)	(165,742,054)	(1,613,954,533)
	33,116,974	337,631,040	38,634,675	465,887,248

NET INCREASE	59,642,563	$601,783,813	83,104,874	$933,264,669

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Municipal Income Completion Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020(a)

	Shares	Dollars	Shares	Dollars

Separate Account Institutional Shares
Shares sold	2,575,503	$26,255,449	1,854,905	$18,858,469
Reinvestment of distributions	37,518	378,057	20,490	208,649
Shares redeemed	(677,462)	(6,819,704)	(45,508)	(446,434)

NET INCREASE	1,935,559	$19,813,802	1,829,887	$18,620,684

(a)	Commenced operations on April 1, 2019.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Tax-Free Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,674,011	$125,816,562	6,838,917	$73,149,091
Reinvestment of distributions	73,730	793,484	131,143	1,408,383
Shares redeemed	(3,304,848)	(35,544,631)	(5,504,477)	(58,897,750)
	8,442,893	91,065,415	1,465,583	15,659,724
Class C Shares
Shares sold	181,924	1,955,098	794,027	8,509,972
Reinvestment of distributions	4,362	46,836	10,360	111,126
Shares redeemed	(463,608)	(4,990,602)	(659,751)	(7,062,914)
	(277,322)	(2,988,668)	144,636	1,558,184
Institutional Shares
Shares sold	76,390,989	820,742,139	92,654,961	992,727,589
Reinvestment of distributions	505,619	5,427,858	1,248,309	13,391,743
Shares redeemed	(41,724,216)	(446,089,861)	(78,657,196)	(840,566,418)
	35,172,392	380,080,136	15,246,074	165,552,914
Service Shares
Shares sold	—	—	1,400	15,000
Reinvestment of distributions	83	892	199	2,140
Shares redeemed	(16)	(180)	(12,330)	(132,545)
	67	712	(10,731)	(115,405)
Investor Shares
Shares sold	4,981,263	53,439,641	7,306,701	77,891,482
Reinvestment of distributions	82,178	882,681	129,044	1,384,410
Shares redeemed	(2,963,281)	(31,797,964)	(3,087,493)	(32,958,887)
	2,100,160	22,524,358	4,348,252	46,317,005
Class R6 Shares
Shares sold	142,839	1,528,984	271,987	2,910,376
Reinvestment of distributions	4,095	43,965	8,663	92,857
Shares redeemed	(87,223)	(932,379)	(187,418)	(1,998,716)
	59,711	640,570	93,232	1,004,517
Class P Shares
Shares sold	286,780,150	3,082,471,459	313,452,531	3,363,995,263
Reinvestment of distributions	4,343,773	46,643,830	9,108,513	97,647,520
Shares redeemed	(125,790,988)	(1,347,606,723)	(264,320,452)	(2,816,638,904)
	165,332,935	1,781,508,566	58,240,592	645,003,879

NET INCREASE	210,830,836	$2,272,831,089	79,527,638	$874,980,818

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Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020, which represents a period of 183 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Municipal Income Fund				High Yield Municipal Fund				Municipal Income Completion Fund				Short Duration Tax-Free Fund
Share Class	Beginning Account Value 4/01/20	Ending Account Value 9/30/20		Expenses Paid for the 6 Months Ended 9/30/20*	Beginning Account Value 4/01/20	Ending Account Value 9/30/20		Expenses Paid for the 6 Months Ended 9/30/20*	Beginning Account Value 4/01/20	Ending Account Value 9/30/20		Expenses Paid for the 6 Months Ended 9/30/20*	Beginning Account Value 4/01/20	Ending Account Value 9/30/20		Expenses Paid for the 6 Months Ended 9/30/20*
Class A
Actual	$1,000	$1,053.40		$3.76	$1,000	$1,064.20		$4.45	N/A	N/A		N/A	$1,000	$1,023.00		$3.45
Hypothetical 5% return	1,000	1,021.41	+	3.70	1,000	1,020.76	+	4.36	N/A	N/A		N/A	1,000	1,021.66	+	3.45
Class C
Actual	1,000	1,048.80		7.55	1,000	1,060.30		8.26	N/A	N/A		N/A	1,000	1,021.00		5.47
Hypothetical 5% return	1,000	1,017.70	+	7.44	1,000	1,017.05	+	8.09	N/A	N/A		N/A	1,000	1,019.65	+	5.47
Institutional
Actual	1,000	1,055.20		2.01	1,000	1,065.90		2.85	N/A	N/A		N/A	1,000	1,024.50		1.93
Hypothetical 5% return	1,000	1,023.11	+	1.98	1,000	1,022.31	+	2.79	N/A	N/A		N/A	1,000	1,023.16	+	1.93
Separate Account Institutional
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,078.80		—	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,025.07	+	—	N/A	N/A		N/A
Service
Actual	1,000	1,051.60		4.58	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,022.00		4.46
Hypothetical 5% return	1,000	1,020.61	+	4.51	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,020.66	+	4.46
Investor
Actual	1,000	1,054.70		2.47	1,000	1,065.50		3.16	N/A	N/A		N/A	1,000	1,024.30		2.18
Hypothetical 5% return	1,000	1,022.66	+	2.43	1,000	1,022.01	+	3.09	N/A	N/A		N/A	1,000	1,022.91	+	2.18
Class R6
Actual	$1,000	$1,055.20		$1.96	$1,000	$1,067.00		$2.80	N/A	N/A		N/A	$1,000	$1,024.60		$1.88
Hypothetical 5% return	1,000	1,023.16	+	1.93	1,000	1,022.36	+	2.74	N/A	N/A		N/A	1,000	1,023.21	+	1.88
Class P
Actual	1,000	1,055.20		1.96	1,000	1,066.00		2.80	N/A	N/A		N/A	1,000	1,024.60		1.88
Hypothetical 5% return	1,000	1,023.16	+	1.93	1,000	1,022.36	+	2.74	N/A	N/A		N/A	1,000	1,023.21	+	1.88

+ Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

* Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class P
Dynamic Municipal Income	0.73%	1.47%	0.39%	N/A	0.89%	0.48%	0.38%	0.38%
High Yield Municipal	0.86	1.60	0.55	N/A	N/A	0.61	0.54	0.54
Municipal Income Completion	N/A	N/A	N/A	—	N/A	N/A	N/A	N/A
Short Duration Tax-Free	0.68	1.08	0.38	N/A	0.88	0.43	0.37	0.37

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Municipal Income Completion Fund, and Goldman Sachs Short Duration Tax-Free Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Municipal Income Completion Fund, which commenced operations on April 1, 2019); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider , its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund (with the exception of the Municipal Income Completion Fund, which commenced operations in 2019) to the Investment Adviser and its affiliates;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-,

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Dynamic Municipal Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and had underperformed for the one-year period ended March 31, 2020. They noted that the High Yield Municipal Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and had underperformed for the one-year period ended March 31, 2020. The Trustees noted that the Short Duration Tax-Free Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the three-, five-, and ten-year periods and had underperformed for the one-year period ended March 31, 2020. They noted that each Fund had experienced certain portfolio management changes in the first half of 2020.

The Trustees noted that the Municipal Income Completion Fund had launched April 1, 2019 and did not yet have meaningful performance history.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund under its respective Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

The Trustees also considered that the Municipal Income Completion Fund would be used exclusively to implement investment strategies for separately managed account (“SMA”) clients of the Investment Adviser that participate in certain “wrap-fee” programs, including programs sponsored by investment advisers and broker-dealers not affiliated with the Investment Adviser. The Trustees noted that the Municipal Income Completion Fund would not pay the Investment Adviser a management fee under the terms of the Management Agreement, but that the Investment Adviser would receive fees for managing the SMAs that invest in the Municipal Income Completion Fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints, as applicable, to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds (except for the Municipal Income Completion Fund), comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In light of the Municipal Income Completion Fund’s recent launch, there was not yet meaningful profitability data to evaluate for the Fund but the Trustees considered the Investment Adviser’s representations that (i) such data would be provided after the Fund had a longer operating history, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially. In addition, the Investment Adviser has agreed to waive and/or reimburse the Fund’s expenses (with certain customary exceptions, such as taxes, brokerage fees, and extraordinary expenses).

In addition, the Trustees noted that shareholders are able to redeem their shares of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at any time if shareholders believe that the Fund fees and expenses are

215

GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

too high. The Trustees also noted that shareholders can also redeem their shares (and in the case of the Municipal Income Completion Fund, redeem shares through their “wrap fee” program) if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins (except for the Municipal Income Completion Fund, which commenced operations on April 1, 2019). In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Dynamic Municipal Income Fund	High Yield Municipal Fund	Short Duration Tax-Free Fund

First $1 billion	0.40%	0.55%	0.39%

Next $1 billion	0.36	0.55	0.35

Next $3 billion	0.34	0.50	0.33

Next $3 billion	0.34	0.48	0.33

Over $8 billion	0.33	0.47	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds (except the Municipal Income Completion Fund) and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the relevant Funds; the relevant Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the relevant Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the distribution and service fees paid by the Short Duration Tax-Free Fund’s Class C Shares and a portion of the transfer agency fees paid by the High Yield Municipal Fund’s and Short Duration Tax-Free Fund’s Class A, Class C, and Investor Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Dynamic Municipal Income Fund, High Yield Municipal Fund, and Short Duration Tax-Free Fund, which each had asset levels above at least the first breakpoint during the prior fiscal year.

With respect to the Municipal Income Completion Fund, the Trustees did not place emphasis on the extent to which economies of scale would be shared with the Fund and its shareholders if the Fund’s assets exceeded specified levels because the Fund does not pay a management fee to the Investment Adviser and the Investment Adviser waives and/or reimburses the Fund’s expenses.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to

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GOLDMAN SACHS MUNICIPAL FUNDS

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each applicable Fund until June 30, 2021.

217

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2020 Goldman Sachs. All rights reserved. 221936-OTU-1301883 TFFISAR-20

Goldman Sachs Funds

Semi-Annual Report	September 30, 2020

Short Duration and Government Fixed Income Funds
Enhanced Income
Government Income
High Quality Floating Rate
Inflation Protected Securities
Short Duration Government
Short Duration Income
Short-Term Conservative Income

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Administration, Preferred, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Short Duration and Government Fixed Income Funds

∎	ENHANCED INCOME

∎	GOVERNMENT INCOME

∎	HIGH QUALITY FLOATING RATE

∎	INFLATION PROTECTED SECURITIES

∎	SHORT DURATION GOVERNMENT

∎	SHORT DURATION INCOME

∎	SHORT-TERM CONSERVATIVE INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Enhanced Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Enhanced Income Fund Composite[2]	ICE BofAML Six-Month U.S. Treasury Bill Index[3]	ICE BofAML One-Year U.S. Treasury Note Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	4.31%	0.06%	0.06%	0.05%	0.32%	0.27%
Administration	4.30	0.06	0.06	0.05	0.30	0.25
Institutional	4.44	0.06	0.06	0.05	0.54	0.49
Investor	4.40	0.06	0.06	0.05	0.46	0.41
Class R6	4.45	0.06	0.06	0.05	0.55	0.50
Class P	4.45	0.06	0.06	0.05	0.55	0.50

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Enhanced Income Fund Composite is an equal weight blend of the BofAML Six-Month U.S. Treasury Bill Index and the BofAML One-Year U.S. Treasury Note Index.

[3]	The ICE BofAML Six-Month U.S. Treasury Bill Index measures the performance of Treasury Bills with time to maturity of less than 6 months. The ICE BofAML One-Year U.S. Treasury Note Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year. The ICE BofAML Six-Month U.S. Treasury Bill Index and ICE BofAML One-Year U.S. Treasury Note Index, as reported by Bank of America Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[6]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Government Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Government/ Mortgage Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	1.50%	0.71%	0.35%	0.15%
Class C	1.05	0.71	-0.38	-0.58
Institutional	1.65	0.71	0.67	0.48
Service	1.40	0.71	0.17	-0.01
Investor	1.62	0.71	0.11	-0.09
Class R	1.60	0.71	0.68	0.49
Class R6	1.60	0.71	0.68	0.49
Class P	1.66	0.71	0.68	0.49

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Government/Mortgage Index an unmanaged index, measures the performance of U.S. government bonds and mortgage-related securities. The Bloomberg Barclays U.S. Government/Mortgage Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as Federal Farm Credit Bank (“FFCB”), FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

High Quality Floating Rate Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	3.38%	0.06%	0.14%	-0.03%
Institutional	3.50	0.06	0.37	0.20
Service	3.24	0.06	-0.15	-0.29
Investor	3.59	0.06	0.29	0.12
Class R6	3.51	0.06	0.38	0.21
Class P	3.62	0.06	0.38	0.21

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index, an unmanaged index, measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity, as reported by Bank of America Merrill Lynch, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Inflation Protected Securities Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. TIPS Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	6.96%	7.40%	3.31%	3.24%
Class C	6.60	7.40	2.69	2.62
Institutional	7.12	7.40	3.78	3.71
Investor	7.13	7.40	3.69	3.62
Class R6	7.14	7.40	3.79	3.72
Class R	6.81	7.40	3.19	3.12
Class P	7.13	7.40	3.78	3.72

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Bloomberg Barclays U.S. TIPS Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical. The Fund invests in US TIPS bonds and similar inflation protected securities, and the 30-Day Standardized Yield of the Fund, as quoted above, includes the positive or negative income effect on those bonds of changes in the rate of inflation. When inflation factors increase, we expect the Fund’s 30-Day Standardized Yield to be higher than if the effects of inflation were excluded, and when the inflation factors decrease, we expect the Fund’s 30-Day Standardized Yield to be lower than if the effects of inflation were excluded. Relatively small changes in the rate of inflation can have significant positive or negative impacts on the 30-Day Standardized Yield of the Fund. To the extent the Yield shown above includes the positive effect of a rise in inflation, it may not be repeated.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in Additional Investment Information section of the Schedule of Investments.

[5]	“U.S. Treasury Obligations” percentages are grouped by effective maturity. The weighted average maturity was 8.12 and 8.22 years, respectively, at September 30, 2020 and March 31, 2020.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Short Duration Government Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	1.02%	0.15%	-0.03%	-0.11%
Class C	0.82	0.15	-0.42	-0.84
Institutional	1.19	0.15	0.30	0.22
Service	0.94	0.15	-0.20	-0.27
Investor	1.15	0.15	0.22	0.14
Class R6	1.20	0.15	0.31	0.23
Class P	1.20	0.15	0.30	0.23

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The ICE BofAML Two-Year U.S. Treasury Note Index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month. The ICE BofAML Two-Year U.S. Treasury Note Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

FUND COMPOSITION[4]

Percentage of Net Assets

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[5]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

[6]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate like any other publicly traded company.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Short Duration Income Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Goldman Sachs Short Duration Income Fund Composite Index[2]	Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index[3]	Bloomberg Barclays U.S. 1-5 Year Government Bond Index[4]	30-Day Standardized Subsidized Yield[5]	30-Day Standardized Unsubsidized Yield[5]
Class A	6.70%	3.52%	6.56%	0.54%	1.00%	0.95%
Class C	6.38	3.52	6.56	0.54	0.63	0.23
Institutional	6.76	3.52	6.56	0.54	1.35	1.30
Investor	6.83	3.52	6.56	0.54	1.27	1.22
Class R6	6.88	3.52	6.56	0.54	1.36	1.31
Class R	6.56	3.52	6.56	0.54	0.78	0.72
Class P	6.88	3.52	6.56	0.54	1.37	1.31

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Goldman Sachs Short Duration Income Fund Composite Index is comprised of the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index (50%) and the Bloomberg Barclays U.S. 1-5 Year Government Bond Index (50%).

[3]	The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index provides a broad based measure of the global investment grade corporate sector with final maturities ranging between one and five years. The corporate sectors include industrial, utility and finance, for U.S. and non-U.S. corporations. The Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index provides a broad based measure of securities issued by the U.S. government with final maturities ranging from one to five years. This includes public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. The Bloomberg Barclays U.S. 1-5 Year Government Bond Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[5]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11

FUND BASICS

FUND COMPOSITION[6]

Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[7]	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Short-Term Conservative Income

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays Short-Term Government/ Corporate Index[2]	ICE BofAML 3-6 Month US Treasury Bill Index[3]	30-Day Standardized Subsidized Yield[4]	30-Day Standardized Unsubsidized Yield[4]

Class A	2.32%	0.47%	0.06%	0.16%	0.07%
Administration	2.44	0.47	0.06	0.38	0.28
Preferred	2.41	0.47	0.06	0.32	0.30
Institutional	2.54	0.47	0.06	0.38	0.29
Investor	2.50	0.47	0.06	0.30	0.21
Class R6	2.45	0.47	0.06	0.39	0.30
Class P	2.55	0.47	0.06	0.40	0.30

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays Index, an unmanaged index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds, and investment grade U.S. corporate bonds.

[3]	ICE BofAML 3-6 Month US Treasury Bill Index measures total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90 to 180-day maturity. The Bank of America Merrill Lynch 3-6 Month U.S. Treasury Bill Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/ or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standard Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

13

FUND BASICS

FUND COMPOSITION[5]

Percentage of Net Assets

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

14

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.1%
Aerospace & Defense – 0.8%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$1,728,356
900,000	2.250	(a)	11/15/22	932,094
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,205,380

				3,865,830

Agriculture – 0.8%
Altria Group, Inc.
1,525,000	3.490		02/14/22	1,585,283
Archer-Daniels-Midland Co.(a)
600,000	2.750		03/27/25	651,636
BAT Capital Corp.(a)
1,175,000	2.764		08/15/22	1,216,936
Cargill, Inc.(b)
500,000	1.375		07/23/23	510,740

				3,964,595

Apparel – 0.2%
NIKE, Inc.(a)
725,000	2.400		03/27/25	779,527
Ralph Lauren Corp.
275,000	1.700		06/15/22	280,159

				1,059,686

Automotive – 1.5%
Daimler Finance North America LLC(b)
775,000	3.350		05/04/21	787,454
(3M USD LIBOR + 0.550%)
800,000	0.799	(c)	05/04/21	800,272
PACCAR Financial Corp.
400,000	2.650		04/06/23	421,944
Volkswagen Group of America Finance LLC(b)
1,025,000	2.900		05/13/22	1,059,717
(3M USD LIBOR + 0.770%)
4,000,000	1.024	(c)	11/13/20	4,002,840

				7,072,227

Banks – 19.0%
ABN AMRO Bank NV(b)
2,100,000	2.650		01/19/21	2,114,910
600,000	3.400		08/27/21	617,046
Banco Santander SA
1,400,000	2.706		06/27/24	1,480,640
Bank of America Corp.(a)(c)
(3M USD LIBOR + 0.630%)
850,000	3.499		05/17/22	865,912
(3M USD LIBOR + 0.790%)
4,125,000	3.004		12/20/23	4,330,755
(3M USD LIBOR + 0.940%)
1,300,000	3.864		07/23/24	1,408,108
Bank of America NA(a)(c) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	518,835
Bank of Montreal
750,000	2.050		11/01/22	775,373
Banque Federative du Credit Mutuel SA(b)
1,700,000	2.125		11/21/22	1,755,233

Corporate Obligations – (continued)
Banks – (continued)
Barclays Bank PLC(a)
725,000	1.700		05/12/22	737,202
BNP Paribas SA(b)
900,000	2.950		05/23/22	931,770
1,375,000	3.500		03/01/23	1,460,222
BPCE SA
1,725,000	2.650		02/03/21	1,738,645
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,185,575
CIT Group, Inc.(a)
75,000	4.750		02/16/24	77,250
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,727,576
925,000	2.700		10/27/22	964,368
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,243,020
900,000	2.250		04/28/25	957,321
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	558,855
(3M USD LIBOR + 0.430%)
450,000	0.675	(c)	04/26/21	450,959
Credit Suisse AG
825,000	2.800		04/08/22	854,205
Credit Suisse Group Funding Guernsey Ltd.
4,575,000	3.450		04/16/21	4,644,631
Danske Bank A/S(a)(b)
1,175,000	1.226		06/22/24	1,185,081
Fifth Third Bancorp(a)
325,000	1.625		05/05/23	333,249
Fifth Third Bank NA(a)
1,125,000	1.800		01/30/23	1,155,926
First Horizon National Corp.(a)
1,000,000	3.550		05/26/23	1,050,700
ING Bank NV(b)
1,725,000	2.750		03/22/21	1,745,200
ING Groep NV
900,000	4.100		10/02/23	988,848
JPMorgan Chase & Co.(a)(c)
(3M USD LIBOR + 0.610%)
2,150,000	0.843		06/18/22	2,156,450
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,940,812
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,843,923
(SOFR + 0.600%)
850,000	0.653		09/16/24	849,567
(SOFR + 1.455%)
1,025,000	1.514		06/01/24	1,046,812
KeyBank NA
675,000	2.400		06/09/22	696,769
725,000	1.250		03/10/23	737,376
Lloyds Banking Group PLC(a)(c)(1 Year CMT + 1.100%)
1,200,000	1.326		06/15/23	1,207,452
Macquarie Bank Ltd.(b)
1,225,000	2.100		10/17/22	1,263,771

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc.
$1,000,000	2.623%		07/18/22	$1,036,010
1,550,000	3.761		07/26/23	1,677,813
Mizuho Financial Group, Inc.(a)(c) (3M USD LIBOR + 0.990%)
1,275,000	1.241		07/10/24	1,285,149
Morgan Stanley, Inc.
1,400,000	3.125		01/23/23	1,480,234
(3M USD LIBOR + 0.847%)
1,125,000	3.737	(a)(c)	04/24/24	1,208,632
(3M USD LIBOR + 1.180%)
4,575,000	1.452	(a)(c)	01/20/22	4,587,581
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,375,005
650,000	2.100		12/09/22	671,041
NatWest Group PLC
2,000,000	3.625	(b)	09/29/22	2,100,020
(1 Year CMT + 2.150%)
1,200,000	2.359	(a)(c)	05/22/24	1,231,668
Royal Bank of Canada
1,125,000	1.950		01/17/23	1,162,665
Santander UK PLC
775,000	2.500		01/05/21	779,201
950,000	2.100		01/13/23	981,284
Skandinaviska Enskilda Banken AB(b)
1,175,000	0.550		09/01/23	1,174,601
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,244,088
State Street Corp.(a)(b)(c) (SOFR + 2.690%)
450,000	2.825		03/30/23	465,746
Sumitomo Mitsui Trust Bank Ltd.(b)
2,250,000	0.800		09/12/23	2,253,847
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,297,587
1,050,000	1.800		02/03/23	1,077,510
Truist Bank(a)
1,700,000	1.250		03/09/23	1,730,311
(3M USD LIBOR + 0.500%)
1,450,000	3.525	(c)	10/26/21	1,453,059
UBS AG(a)(b)
1,475,000	1.750		04/21/22	1,503,290
UBS Group AG(b)
2,625,000	2.650		02/01/22	2,699,156
Wells Fargo & Co.
925,000	2.625		07/22/22	959,475
(SOFR + 1.600%)
3,125,000	1.654	(a)(c)	06/02/24	3,183,531
Westpac Banking Corp.
650,000	2.000		01/13/23	672,315

				91,891,166

Beverages – 1.3%
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	1,006,697
1,950,000	3.200		02/15/23	2,059,766
Keurig Dr Pepper, Inc.(a)
2,250,000	4.057		05/25/23	2,445,930

Corporate Obligations – (continued)
Beverages – (continued)
The Coca-Cola Co.
525,000	2.950		03/25/25	576,786

				6,089,179

Biotechnology – 0.4%
Gilead Sciences, Inc.(a)
175,000	0.750		09/29/23	175,299
(3M USD LIBOR + 0.520%)
500,000	0.740	(c)	09/29/23	500,440
Royalty Pharma PLC(b)
1,200,000	0.750		09/02/23	1,197,516

				1,873,255

Building Materials(a)(b) – 0.5%
Carrier Global Corp.
2,400,000	1.923		02/15/23	2,468,352

Chemicals – 0.6%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	376,639
Nutrition & Biosciences, Inc.(b)
700,000	0.697		09/15/22	700,994
Syngenta Finance NV(b)
1,485,000	3.933		04/23/21	1,503,978
The Sherwin-Williams Co.(a)
64,000	2.750		06/01/22	66,179

				2,647,790

Commercial Services – 1.4%
Global Payments, Inc.(a)
1,150,000	3.750		06/01/23	1,232,213
IHS Markit Ltd.(a)
2,223,000	5.000	(b)	11/01/22	2,379,499
475,000	3.625		05/01/24	513,855
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,860,570
775,000	1.350		06/01/23	791,779

				6,777,916

Computers – 1.8%
Apple, Inc.
800,000	0.750		05/11/23	808,144
Dell International LLC/EMC Corp.(a)(b)
293,000	4.420		06/15/21	299,343
3,300,000	5.450		06/15/23	3,616,998
Hewlett Packard Enterprise Co.(a)
1,400,000	2.250		04/01/23	1,444,226
2,175,000	4.450		10/02/23	2,390,543
325,000	4.650		10/01/24	366,730

				8,925,984

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
175,000	2.450		03/25/25	189,315

Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	740,196
1,500,000	4.125		07/03/23	1,528,665

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AIG Global Funding(b)
$675,000	3.350%		06/25/21	$689,958
525,000	0.800		07/07/23	527,174
(3M USD LIBOR + 0.460%)
525,000	0.685	(c)	06/25/21	526,391
Air Lease Corp.
1,425,000	3.500		01/15/22	1,461,836
500,000	2.250		01/15/23	500,970
1,150,000	2.750	(a)	01/15/23	1,166,433
825,000	2.300	(a)	02/01/25	810,142
American Express Co.(a)
1,350,000	3.375		05/17/21	1,372,059
Avolon Holdings Funding Ltd.(a)(b)
1,550,000	3.625		05/01/22	1,527,091
675,000	2.875		02/15/25	618,158
Capital One Financial Corp.(a)
1,600,000	3.450		04/30/21	1,624,176
725,000	2.600		05/11/23	758,162
(3M USD LIBOR + 0.720%)
1,300,000	0.988	(c)	01/30/23	1,300,598
Intercontinental Exchange, Inc.
500,000	0.700		06/15/23	501,680
(3M USD LIBOR + 0.650%)
2,225,000	0.903	(a)(c)	06/15/23	2,229,984
Jefferies Group LLC
1,200,000	5.125		01/20/23	1,306,260
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,142,437
USAA Capital Corp.(b)
150,000	1.500		05/01/23	153,867

				20,486,237

Electrical – 5.2%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,477,861
Avangrid, Inc.(a)
650,000	3.200		04/15/25	715,299
Berkshire Hathaway Energy Co.(a)(b)
650,000	4.050		04/15/25	741,267
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,913,399
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,749,302
1,200,000	2.450	(b)	01/15/23	1,248,540
DTE Energy Co.
475,000	2.600		06/15/22	490,409
1,125,000	0.550		11/01/22	1,125,180
575,000	1.050	(a)	06/01/25	575,799
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	406,788
Florida Power & Light Co.(a)
375,000	2.850		04/01/25	411,143
Georgia Power Co.
1,000,000	2.100		07/30/23	1,043,810
NextEra Energy Capital Holdings, Inc.
1,200,000	2.900		04/01/22	1,242,768

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,310,064
Pacific Gas and Electric Co.(a)
1,250,000	1.750		06/16/22	1,250,937
PPL Electric Utilities Corp.(a)(c) (3M USD LIBOR + 0.250%)
275,000	0.473		09/28/23	274,329
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	723,695
675,000	0.800		08/15/25	671,517
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
1,700,000	0.775		01/15/21	1,700,034
Southern Power Co.(a)
1,150,000	2.500		12/15/21	1,177,117
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	927,500
WEC Energy Group, Inc.
1,400,000	3.375		06/15/21	1,428,616
525,000	3.100		03/08/22	545,848
725,000	0.550		09/15/23	726,008
Xcel Energy, Inc.(a)
425,000	0.500		10/15/23	424,783

				25,302,013

Food & Drug Retailing – 0.8%
General Mills, Inc.(c) (3M USD LIBOR + 0.540%)
1,350,000	0.811		04/16/21	1,352,903
Mondelez International Holdings Netherlands B.V.(b)
775,000	2.125		09/19/22	798,901
Mondelez International, Inc.(a)
525,000	1.500		05/04/25	539,306
Nestle Holdings, Inc.(a)(b)
1,200,000	3.100		09/24/21	1,230,504

				3,921,614

Gas(a) – 0.3%
NiSource, Inc.
1,025,000	0.950		08/15/25	1,023,616
The East Ohio Gas Co.(b)
250,000	1.300		06/15/25	255,283

				1,278,899

Healthcare Providers & Services – 0.8%
DH Europe Finance II S.a.r.l.
1,000,000	2.050		11/15/22	1,030,840
Humana, Inc.
1,550,000	2.500		12/15/20	1,556,231
UnitedHealth Group, Inc.
1,500,000	1.950		10/15/20	1,500,945

				4,088,016

Insurance – 2.2%
Equitable Financial Life Global Funding(b)
700,000	1.400		07/07/25	714,973
Great-West Lifeco US Finance 2020 LP(a)(b)
425,000	0.904		08/12/25	423,797
Marsh & McLennan Cos., Inc.
1,675,000	3.500		12/29/20	1,687,446

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Metropolitan Life Global Funding I(b)
$1,625,000	3.375%		01/11/22	$1,686,116
575,000	1.950		01/13/23	593,946
600,000	0.900		06/08/23	605,754
New York Life Global Funding(b)
1,200,000	1.100		05/05/23	1,219,584
Pacific Life Global Funding II(b)
875,000	0.500		09/23/23	874,090
Protective Life Global Funding(b)
675,000	1.082		06/09/23	683,984
Reliance Standard Life Global Funding II(b)
1,600,000	2.625		07/22/22	1,646,560
275,000	2.150		01/21/23	281,474

				10,417,724

Internet – 0.9%
Amazon.com, Inc.
1,300,000	0.400		06/03/23	1,302,743
TD Ameritrade Holding Corp.(a)(c) (3M USD LIBOR + 0.430%)
2,950,000	0.681		11/01/21	2,959,941

				4,262,684

Iron/Steel(a) – 0.3%
Steel Dynamics, Inc.
1,240,000	2.400		06/15/25	1,298,156

Machinery-Diversified – 0.5%
John Deere Capital Corp.
300,000	3.200		01/10/22	311,010
400,000	1.200		04/06/23	407,876
Otis Worldwide Corp.(a)(c) (3M USD LIBOR + 0.450%)
1,525,000	0.754		04/05/23	1,523,856

				2,242,742

Media – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
4,525,000	4.464		07/23/22	4,791,161
Comcast Corp.(c) (3M USD LIBOR + 0.330%)
1,550,000	0.626		10/01/20	1,550,000
Fox Corp.
2,475,000	3.666		01/25/22	2,580,460
Sky Ltd.(b)
1,550,000	3.125		11/26/22	1,634,444
The Walt Disney Co.
825,000	3.350		03/24/25	915,849
Time Warner Cable LLC(a)
1,024,000	4.000		09/01/21	1,045,350
Time Warner Entertainment Co. LP
1,000,000	8.375		03/15/23	1,175,510

				13,692,774

Mining(a)(b) – 0.4%
Glencore Funding LLC
1,175,000	3.000		10/27/22	1,214,997
675,000	1.625		09/01/25	669,080

				1,884,077

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.3%
Trane Technologies Global Holding Co. Ltd.
1,300,000	2.900		02/21/21	1,312,337

Oil Field Services – 2.0%
BP Capital Markets America, Inc.
1,025,000	2.937		04/06/23	1,083,374
BP Capital Markets PLC
2,550,000	3.561		11/01/21	2,636,215
Canadian Natural Resources Ltd.(a)
825,000	2.050		07/15/25	840,799
Chevron Corp.
950,000	1.141		05/11/23	968,116
Exxon Mobil Corp.(a)
900,000	2.992		03/19/25	985,581
Newfield Exploration Co.
1,250,000	5.750		01/30/22	1,253,875
Schlumberger Finance Canada Ltd.(b)
850,000	2.200		11/20/20	851,794
Suncor Energy, Inc.
1,175,000	2.800		05/15/23	1,232,117

				9,851,871

Pharmaceuticals – 3.9%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,264,445
2,350,000	2.150	(b)	11/19/21	2,392,676
1,975,000	2.300	(b)	11/21/22	2,043,118
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	0.855		06/25/21	2,227,448
Becton Dickinson & Co.(a)
1,425,000	2.894		06/06/22	1,474,034
Bristol-Myers Squibb Co.
1,175,000	2.550		05/14/21	1,191,356
1,325,000	2.600		05/16/22	1,374,502
Cigna Corp.
2,900,000	3.400		09/17/21	2,983,984
CVS Health Corp.(a)
2,200,000	2.125		06/01/21	2,221,956
982,000	3.700		03/09/23	1,052,046
GlaxoSmithKline Capital PLC(a)
875,000	0.534		10/01/23	875,665

				19,101,230

Pipelines(a) – 3.2%
Energy Transfer Operating LP
1,150,000	5.200		02/01/22	1,190,848
Enterprise Products Operating LLC
649,000	3.350		03/15/23	686,804
Kinder Morgan Energy Partners LP
2,275,000	3.950		09/01/22	2,396,712
Kinder Morgan, Inc.(b)
700,000	5.625		11/15/23	789,411
MPLX LP
1,125,000	3.375		03/15/23	1,185,210
974,000	4.500		07/15/23	1,055,115
(3M USD LIBOR + 1.100%)
1,050,000	1.342	(c)	09/09/22	1,049,591

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Plains All American Pipeline LP/PAA Finance Corp.
$1,250,000	3.650%		06/01/22	$1,279,937
Sabine Pass Liquefaction LLC
2,300,000	6.250		03/15/22	2,438,506
Sunoco Logistics Partners Operations LP
1,222,000	4.400		04/01/21	1,237,507
The Williams Cos., Inc.
950,000	3.600		03/15/22	982,709
1,100,000	3.700		01/15/23	1,162,227

				15,454,577

Real Estate Investment Trust – 0.6%
American Tower Corp.
1,125,000	3.500		01/31/23	1,195,909
Crown Castle International Corp.
1,075,000	5.250		01/15/23	1,182,360
700,000	1.350	(a)	07/15/25	708,967

				3,087,236

Retailing – 0.2%
Starbucks Corp.
300,000	1.300		05/07/22	303,939
The Home Depot, Inc.
550,000	3.250		03/01/22	573,018

				876,957

Savings & Loans(b) – 0.5%
Nationwide Building Society
1,325,000	2.000		01/27/23	1,362,617
(3M USD LIBOR + 1.181%)
1,175,000	3.622	(a)(c)	04/26/23	1,219,615

				2,582,232

Semiconductors – 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,550,000	3.000		01/15/22	1,594,175
Broadcom, Inc.
1,600,000	3.125		04/15/21	1,620,704
3,125,000	3.125		10/15/22	3,270,218
1,475,000	3.625	(a)	10/15/24	1,609,594
1,125,000	4.700	(a)	04/15/25	1,277,584
NXP BV / NXP Funding LLC / NXP USA Inc.(a)(b)
275,000	2.700		05/01/25	290,936

				9,663,211

Software – 1.5%
Adobe, Inc.
450,000	1.700		02/01/23	463,959
Fiserv, Inc.(a)
825,000	3.800		10/01/23	899,267
2,025,000	2.750		07/01/24	2,164,664
Infor, Inc.(a)(b)
1,225,000	1.450		07/15/23	1,241,635
Intuit, Inc.
450,000	0.650		07/15/23	451,899
500,000	0.950	(a)	07/15/25	504,600

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp.(a)
1,400,000	2.500		04/01/25	1,500,086

				7,226,110

Telecommunication Services – 1.8%
AT&T, Inc.
1,075,000	3.000	(a)	06/30/22	1,117,839
300,000	4.050		12/15/23	332,343
275,000	4.450	(a)	04/01/24	307,321
T-Mobile USA, Inc.(a)(b)
2,250,000	3.500		04/15/25	2,468,430
Verizon Communications, Inc.
4,375,000	2.946		03/15/22	4,536,962

				8,762,895

Transportation(a) – 0.4%
Ryder System, Inc.
875,000	2.875		06/01/22	906,290
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	1,138,030

				2,044,320

TOTAL CORPORATE OBLIGATIONS
(Cost $298,557,433)				$305,663,207

Agency Debenture(c) – 1.9%
Federal Farm Credit Banks Funding Corp.(SOFR + 0.380%)
$8,900,000	0.450%		05/08/23	8,944,055
(Cost $8,900,000)

Asset-Backed Securities – 11.6%
Automotive – 3.0%
Ally Master Owner Trust Series 2018-1, Class A2
$5,900,000	2.700%		01/17/23	$5,938,891
Ford Credit Auto Owner Trust Series 2016-2, Class A(b)
500,000	2.030		12/15/27	505,846
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
3,250,000	3.520		10/15/23	3,353,841
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c) (1M USD LIBOR + 0.640%)
1,750,000	0.792		02/15/23	1,749,883
Nissan Master Owner Receivables Trust Series 2017-C, Class A(c) (1M USD LIBOR + 0.320%)
3,100,000	0.472		10/17/22	3,100,206

				14,648,667

Credit Card – 4.3%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670		11/15/24	2,126,189
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660		06/17/24	2,125,908

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card – (continued)
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
$6,300,000	0.632%	01/15/23	$6,303,342
Evergreen Credit Card Trust Series 2019-2, Class A(b)
2,900,000	1.900	09/16/24	2,980,175
Master Credit Card Trust II Series 2020-1A, Class A(b)
3,600,000	1.990	09/21/24	3,734,486
Trillium Credit Card Trust II Series 2019-2A, Class A(b)
3,450,000	3.038	01/26/24	3,477,760

			20,747,860

Home Equity(c) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.000%)
48,411	1.148	09/25/34	44,981
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE4, Class M3 (1M USD LIBOR + 2.250%)
1,416	2.398	05/25/34	1,425

			46,406

Student Loan(c) – 4.3%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
979,136	0.675	02/25/36	954,600
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
2,552,438	1.348	12/27/66	2,538,307
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
108,214	0.948	06/25/26	108,086
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,035,549	0.848	02/25/39	1,011,059
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b) (3M LIBOR + 0.110%)
27,194	0.360	11/25/26	27,195
Illinois Student Assistance Commission Series 2010-1, Class A3(3M USD LIBOR + 0.900%)
1,092,264	1.145	07/25/45	1,071,179
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
940,540	1.298	03/25/66	940,540
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
2,415,702	1.198	12/27/66	2,388,573
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
3,132,759	0.848	02/25/45	3,032,456
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
671,307	0.848	12/26/31	658,748
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
4,609,922	0.738	08/25/40	4,592,928
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
2,053,903	1.368	10/25/27	2,055,933

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
1,184,146	0.335	01/26/26	1,181,523
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(3M USD LIBOR + 0.850%)
138,639	1.146	10/01/24	138,784

			20,699,911

TOTAL ASSET-BACKED SECURITIES
(Cost $55,895,267)			$56,142,844

U.S. Treasury Obligations – 4.0%
United States Treasury Inflation Indexed Note
$5,745,252	0.125%	07/15/22	$5,892,183
United States Treasury Notes
155,000	1.375	04/30/21	156,132
210,000	2.875	10/15/21	215,972
12,060,000	2.875 (e)	10/31/23	13,063,430

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,667,355)			$19,327,717

Shares	Dividend Rate	Value

Investment Companies(f) – 11.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
53,929,196	0.027%	$53,929,196
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
9,094	0.093	9,104

TOTAL INVESTMENT COMPANIES
(Cost $53,938,284)		$53,938,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $435,958,339)		$444,016,123

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 8.3%
Certificates of Deposit – 6.4%
Barclays Bank PLC(c) (3M USD LIBOR + 0.450%)
$5,000,000	0.701%	08/03/21	$4,999,998
Bayerische Landesbank(c) (3M USD LIBOR + 0.470%)
3,000,000	0.721	02/03/22	3,004,817
Credit Agricole Corporate & Investment Bank(c) (3M USD LIBOR + 0.480%)
3,000,000	0.730	09/10/21	3,006,478
HSBC Bank PLC(b)(c) (1M USD LIBOR + 0.290%)
4,000,000	0.437	12/30/20	4,002,201

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Lloyds Bank Corporate Markets PLC
$3,000,000	0.350%	09/15/21	$3,000,000
Nordea Bank AB NY(c) (3M USD LIBOR + 0.320%)
2,270,000	0.569	05/05/21	2,276,488
Standard Chartered Bank
3,500,000	0.529	11/06/20	3,501,088
Sumitomo Mitsui Banking Corp.(c)
4,190,000	0.621	07/16/21	4,197,588
Westpac Banking Corp.(b) (c) (3M USD LIBOR + 0.090%)
3,000,000	0.346	05/28/21	3,001,572

			30,990,230

Commercial Paper – 1.9%
Intercontinental Exchange, Inc.(g)
2,500,000	0.000	11/10/20	2,498,972
Suncor Energy, Inc.(g)
1,500,000	0.000	11/02/20	1,499,736
Svenska Handelsbanken AB
5,000,000	0.255	09/21/21	5,000,050

			8,998,758

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,962,609)			$39,988,988

TOTAL INVESTMENTS – 100.0%
(Cost $475,920,948)			$484,005,111

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			139,655

NET ASSETS – 100.0%			$484,144,766

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
5 Year U.S. Treasury Notes	(603)	12/31/20	$(75,996,844)	$(123,831)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 54.4%
Collateralized Mortgage Obligations – 1.1%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$48	9.500%	07/25/22	$3

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
11,842	36.857	02/16/32	16,462

Sequential Fixed Rate – 0.9%
FHLMC REMIC Series 2329, Class ZA
270,720	6.500	06/15/31	309,250
FHLMC REMIC Series 4246, Class PT
85,993	6.500	02/15/36	102,347
FHLMC REMIC Series 4273, Class PD
464,517	6.500	11/15/43	563,389
FNMA REMIC Series 2011-52, Class GB
443,523	5.000	06/25/41	509,210
FNMA REMIC Series 2011-99, Class DB
435,069	5.000	10/25/41	498,201
FNMA REMIC Series 2012-111, Class B
54,276	7.000	10/25/42	67,098
FNMA REMIC Series 2012-153, Class B
236,565	7.000	07/25/42	298,869
GNMA REMIC Series 2002-42, Class KZ
706,938	6.000	06/16/32	794,656

			3,143,020

Sequential Floating Rate(b) – 0.2%
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1(c)
358,381	3.674	07/27/48	364,416
FHLMC REMIC Series 1760, Class ZB (10 Year CMT – 0.600%)
30,280	0.070	05/15/24	29,959
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
111,197	0.992	11/25/29	104,926

			499,301

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$3,658,786

Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.4%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$1,565,101

Federal Agencies – 52.9%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
3,344	3.974	11/01/32	3,495
(1 Year CMT + 2.250%)
252,814	3.331	09/01/33	262,206

			265,701

Adjustable Rate FNMA(b) – 0.3%
(12M USD LIBOR + 1.670%)
17,020	3.670	11/01/32	17,716
(6M USD LIBOR + 1.413%)
330,464	2.538	05/01/33	340,141

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(1 Year CMT + 2.225%)
8,805	3.009	06/01/33	9,224
(12M USD LIBOR + 1.650%)
276,838	3.502	10/01/33	288,286
(1 Year CMT + 2.194%)
187,528	3.851	02/01/35	196,403
(12M USD LIBOR + 1.500%)
251,070	3.469	09/01/35	261,500

			1,113,270

Adjustable Rate GNMA(b) – 0.4%
(1 Year CMT + 1.500%)
13,307	2.875	06/20/23	13,522
6,674	3.250	07/20/23	6,776
6,740	3.250	08/20/23	6,845
14,547	3.250	09/20/23	14,734
5,499	3.000	03/20/24	5,596
48,854	2.875	04/20/24	49,810
6,651	2.875	05/20/24	6,793
57,278	2.875	06/20/24	58,403
33,565	3.250	07/20/24	34,121
46,875	3.250	08/20/24	47,634
14,700	3.250	09/20/24	14,927
19,192	3.125	11/20/24	19,588
21,827	3.125	12/20/24	22,383
12,822	3.000	01/20/25	13,106
7,816	3.000	02/20/25	7,990
29,949	2.875	05/20/25	30,683
25,034	3.250	07/20/25	25,570
10,692	3.000	02/20/26	10,928
561	3.250	07/20/26	572
28,656	3.000	01/20/27	29,399
11,853	3.000	02/20/27	12,142
91,714	2.875	04/20/27	94,048
9,538	2.875	05/20/27	9,784
13,873	2.875	06/20/27	14,234
5,079	3.125	11/20/27	5,202
15,389	3.125	12/20/27	15,770
32,658	3.000	01/20/28	33,495
10,740	3.000	02/20/28	11,022
12,018	3.000	03/20/28	12,329
53,429	3.250	07/20/29	54,742
32,004	3.250	08/20/29	32,777
6,636	3.250	09/20/29	6,801
28,426	3.125	10/20/29	29,201
42,270	3.125	11/20/29	43,425
8,146	3.125	12/20/29	8,374
10,958	3.000	01/20/30	11,278
4,519	3.000	02/20/30	4,649
30,896	3.000	03/20/30	31,784
33,675	2.875	04/20/30	34,698
89,803	2.875	05/20/30	92,882
10,241	2.875	06/20/30	10,562
71,903	3.250	07/20/30	74,313
15,426	3.250	09/20/30	15,947

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) – (continued)
$24,062	3.125%	10/20/30		$24,734
45,499	3.000	03/20/32		46,914

				1,150,487

FHLMC – 1.1%
1,856	6.500	07/01/21		1,882
384	6.500	08/01/22		394
8,192	9.000	10/01/22		8,228
29,121	4.500	10/01/23		31,448
16,851	6.500	07/01/28		17,886
220,411	4.500	03/01/29		241,298
3,529	8.000	07/01/30		3,890
10,806	5.000	08/01/33		12,382
2,042	5.000	09/01/33		2,339
4,271	5.000	10/01/33		4,894
2,706	5.000	11/01/34		3,117
158,400	5.000	12/01/34		182,436
7,371	5.000	07/01/35		8,489
640	5.000	11/01/35		733
15,038	5.000	12/01/35		17,275
20,680	5.000	02/01/37		23,694
1,768	5.000	03/01/38		2,025
81,664	5.000	07/01/39		94,111
11,958	4.000	06/01/40		13,181
5,251	5.000	08/01/40		6,021
1,514	4.500	11/01/40		1,701
103,873	4.000	02/01/41		114,622
1,254	5.000	04/01/41		1,435
5,609	5.000	06/01/41		6,419
192,250	5.000	07/01/41		219,113
6,610	4.000	11/01/41		7,311
10,611	3.000	05/01/42		11,331
13,336	3.000	08/01/42		14,241
14,172	3.000	01/01/43		15,099
55,578	3.000	02/01/43		59,603
1,214,264	4.000	03/01/48		1,302,210
1,314,584	4.000	04/01/48		1,399,576

				3,828,384

FNMA – 0.1%
3,270	6.500	11/01/28		3,612
31,838	7.000	07/01/31		38,000
333,416	5.500	07/01/33		386,661

				428,273

GNMA – 33.3%
29,151	7.000	12/15/27		32,145
10,859	6.500	08/15/28		12,018
62,896	6.000	01/15/29		70,225
79,096	7.000	10/15/29		88,109
30,391	5.500	11/15/32		34,035
512,814	5.500	12/15/32		582,469
19,412	5.500	01/15/33		21,169
38,584	5.500	02/15/33		43,806
39,661	5.500	03/15/33		44,965
43,871	5.500	07/15/33		49,852

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
16,734	5.500	08/15/33		18,744
9,759	5.500	09/15/33		10,901
21,598	5.500	04/15/34		24,131
8,794	5.500	05/15/34		9,536
239,113	5.500	06/15/34		272,836
172,331	5.500	09/15/34		196,753
177,322	5.500	12/15/34		202,220
125,495	5.500	01/15/35		143,703
67,764	5.000	03/15/38		75,231
1,460	5.000	11/15/38		1,681
5,610	4.000	02/20/41		6,197
8,669	4.000	11/20/41		9,563
1,432	4.000	01/20/42		1,580
4,586	4.000	04/20/42		5,059
2,737	4.000	10/20/42		3,010
342,186	4.000	08/20/43		375,764
4,728	4.000	03/20/44		5,183
5,660	4.000	05/20/44		6,205
394,451	4.000	11/20/44		432,418
1,761,409	4.000	06/20/45		1,927,647
442,187	4.000	01/20/46		481,432
1,856,361	3.500	04/20/47		1,986,036
431,797	4.500	02/20/48		470,023
1,909,428	4.500	05/20/48		2,072,498
1,048,971	4.500	08/20/48		1,134,622
264,719	5.000	08/20/48		288,422
7,353,983	4.500	09/20/48		7,954,456
2,264,565	5.000	10/20/48		2,462,384
1,329,991	5.000	11/20/48		1,446,171
2,539,975	5.000	12/20/48		2,760,264
2,001,174	4.500	01/20/49		2,157,853
2,984,502	5.000	01/20/49		3,243,343
3,172,115	4.000	02/20/49		3,379,550
1,222,131	4.000	03/20/49		1,300,618
310,910	4.500	03/20/49		334,839
2,445,212	5.000	03/20/49		2,657,282
1,217,190	4.000	05/20/49		1,294,219
371,377	4.500	05/20/49		399,496
3,790,890	4.500	10/20/49		4,080,670
876,438	4.500	12/20/49		940,648
8,000,006	3.500	01/20/50		8,426,567
36,000,000	2.000	TBA-30yr	(d)	37,369,096
21,000,000	2.500	TBA-30yr	(d)	22,036,475

				113,384,119

UMBS – 8.4%
43,513	5.500	02/01/23		44,672
63,603	5.000	06/01/23		69,705
534,584	5.000	08/01/23		584,304
88,349	5.500	08/01/23		92,383
1,091	4.500	07/01/36		1,219
1,715	4.500	04/01/39		1,928
7,518	4.500	05/01/39		8,431
3,380	4.000	08/01/39		3,725
15,098	4.500	08/01/39		17,114
278,667	4.500	12/01/39		315,883

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$13,542	4.500%	01/01/41	$15,205
102,629	4.500	05/01/41	115,248
80,765	4.500	08/01/41	90,214
97,139	4.500	08/01/42	109,232
14,735	3.000	11/01/42	16,142
150,771	3.000	12/01/42	165,165
381,030	3.000	01/01/43	417,407
69,065	3.000	02/01/43	75,659
454,224	3.000	03/01/43	497,721
743,985	3.000	04/01/43	815,946
499,759	3.000	05/01/43	548,098
92,875	3.000	06/01/43	101,859
750,861	3.000	07/01/43	823,487
1,393,088	4.500	10/01/44	1,551,195
897,726	4.500	04/01/45	1,021,827
101,895	4.500	05/01/45	116,045
520,133	4.500	06/01/45	579,165
473,647	4.000	11/01/45	516,917
154,032	4.000	03/01/46	167,286
12,657	4.500	05/01/46	13,829
95,311	4.000	06/01/46	103,092
24,434	4.000	08/01/46	26,429
145,903	4.500	08/01/46	159,233
165,170	4.000	10/01/46	178,655
60,166	4.500	06/01/47	67,750
1,601,027	4.500	11/01/47	1,776,323
433,820	4.000	12/01/47	477,493
433,115	4.000	01/01/48	476,581
1,487,374	4.000	02/01/48	1,634,996
1,195,580	4.000	03/01/48	1,310,335
1,374,000	4.000	06/01/48	1,511,462
477,672	4.000	08/01/48	523,520
2,046,931	5.000	11/01/48	2,308,556
8,344,512	5.000	10/01/49	9,143,219

			28,594,655

UMBS, 30 Year, Single Family(d) – 9.2%
7,000,000	2.000	TBA-30yr	7,224,368
15,000,000	3.000	TBA-30yr	15,716,207
6,000,000	3.500	TBA-30yr	6,326,249
2,000,000	4.000	TBA-30yr	2,132,578

			31,399,402

TOTAL FEDERAL AGENCIES			$180,164,291

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $181,955,228)			$185,388,178

Agency Debentures – 25.0%
FFCB
$3,000,000	3.430%	12/06/28	$3,560,130
720,000	5.270	05/01/29	966,809
1,150,000	3.290	01/25/30	1,366,453
FHLB
3,700,000	2.125	06/09/23	3,888,922
2,100,000	3.375	09/08/23	2,290,365

Agency Debentures – (continued)
FHLB – (continued)
300,000	3.375	12/08/23	329,655
15,150,000	0.500	04/14/25	15,243,779
FHLMC
16,670,000	0.375	04/20/23	16,750,516
FNMA
1,400,000	1.875	09/24/26	1,514,814
2,600,000	6.250	05/15/29	3,761,186
4,000,000	6.625	11/15/30	6,143,200
Israel Government AID Bond(e)
500,000	5.500	12/04/23	580,305
700,000	5.500	04/26/24	827,407
New Valley Generation V
727,495	4.929	01/15/21	735,737
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,589,765
20,150,000	0.750	05/15/25	20,404,897

TOTAL AGENCY DEBENTURES
(Cost $81,701,334)			$84,953,940

Asset-Backed Securities – 3.9%
Automotive – 1.4%
Ally Master Owner Trust Series 2018-1, Class A2
$4,100,000	2.700%	01/17/23	$4,127,026
Chesapeake Funding II LLC Series 2017-2A, Class A1(c)
187,666	1.990	05/15/29	188,377
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
400,000	2.030	12/15/27	404,677

			4,720,080

Collateralized Loan Obligation(b)(c) – 0.3%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	1,111,049

Student Loan(b) – 2.2%
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
378,719	0.848	07/25/56	370,866
ECMC Group Student Loan Trust Series 2018-2A, Class A(c) (1M USD LIBOR + 0.800%)
1,199,038	0.948	09/25/68	1,176,485
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c) (3M LIBOR + 0.110%)
19,350	0.360	11/25/26	19,350
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
1,097,590	1.300	05/25/34	1,097,587
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
653,596	1.298	03/25/66	653,596
Navient Student Loan Trust Series 2017-4A, Class A2(c) (1M USD LIBOR + 0.500%)
682,417	0.648	09/27/66	680,874
Nelnet Student Loan Trust Series 2013-5A, Class A(c) (1M USD LIBOR + 0.630%)
209,762	0.778	01/25/37	203,397

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
$1,004,061	1.298%	09/25/65	$1,000,332
Scholar Funding Trust Series 2013-A, Class A(c) (1M USD LIBOR + 0.650%)
1,425,388	0.795	01/30/45	1,382,865
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
692,267	1.945	07/25/23	687,221

			7,272,573

TOTAL ASSET-BACKED SECURITIES
(Cost $13,115,354)			$13,103,702

Municipal Debt Obligations – 1.1%
Alaska(b) – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.000%)
$1,352,402	0.648%	08/25/31	$1,326,197

New Jersey – 0.7%
New Jersey Economic Development Authority Series A
2,000,000	7.425	02/15/29	2,488,620

Texas(b)(f) – 0.0%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12 (3M USD LIBOR + 0.000%)
25,102	0.385	03/27/23	24,984

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $3,373,030)			$3,839,801

U.S. Treasury Obligations – 19.4%
United States Treasury Bonds
$900,000	3.125%	11/15/41	$1,215,984
3,500,000	3.750	11/15/43	5,199,141
3,830,000	3.625	02/15/44	5,595,989
9,390,000	3.375	05/15/44	13,251,637
3,320,000	3.125	08/15/44	4,518,313
6,400,000	2.875 (h)	11/15/46	8,459,000
5,080,000	2.750	11/15/47	6,600,825
980,000	3.375	11/15/48	1,425,900
630,000	2.000	02/15/50	712,589
840,000	1.375	08/15/50	822,019
United States Treasury Inflation Indexed Notes
3,300,704	0.125	07/15/22	3,385,117
United States Treasury Notes
3,090,000	1.625	09/30/26	3,319,095
150,000	0.625	05/15/30	149,461
United States Treasury Strip Coupon(g)
6,400,000	0.000	11/15/35	5,375,423
1,300,000	0.000	05/15/36	1,082,068
6,000,000	0.000	11/15/37	4,857,087

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,421,982)			$65,969,648

Shares	Dividend Rate	Value

Investment Company(i) – 21.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
71,603,005	0.027%	$71,603,005
(Cost $71,603,005)

TOTAL INVESTMENTS – 124.8%
(Cost $406,169,933)		$424,858,274

LIABILITIES IN EXCESS OF OTHER ASSETS – (24.8)%		(84,349,427)

NET ASSETS – 100.0%		$340,508,847

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $90,804,973 which represents approximately 26.7% of the Fund’s net assets as of September 30, 2020.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,407,712, which represents approximately 0.4% of the Fund’s net assets as of September 30, 2020.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
GNMA	4.000%	TBA-30yr	10/21/20	$(4,000,000)	$(4,250,212)
GNMA	4.500	TBA-30yr	09/09/20	(1,000,000)	(1,071,465)
UMBS, 30 Year, Single Family	2.000	TBA-30yr	10/14/20	(5,000,000)	(5,170,809)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	10/14/20	(2,000,000)	(2,163,827)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/14/20	(4,000,000)	(4,382,201)

TOTAL (Proceeds Receivable: $17,055,938)					$(17,038,514)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	82	12/14/20	$20,449,775	$356,813
Ultra 10 Year U.S. Treasury Notes	59	12/21/20	9,435,391	5,637
2 Year U.S. Treasury Notes	73	12/31/20	16,130,148	4,342
10 Year U.S. Treasury Notes	149	12/21/20	20,790,156	(1,047)

Total				$365,745
Short position contracts:
Ultra Long U.S. Treasury Bonds	(28)	12/21/20	(6,210,750)	1,887
5 Year U.S. Treasury Notes	(3)	12/31/20	(378,094)	(44)
20 Year U.S. Treasury Bonds	(205)	12/21/20	(36,137,656)	(112,086)

Total				$(110,243)

TOTAL FUTURES CONTRACTS				$255,502

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$11,100		$6,781	$180	$6,601
3M LIBOR(a)	1.000%(b)	12/16/25	1,270	(c)	39,999	40,505	(506)
3M LIBOR(a)	0.980(b)	05/21/30	4,980	(c)	(13,700)	(7,048)	(6,652)
1.160(b)	3M LIBOR(a)	05/21/35	5,370	(c)	64,200	9,199	55,001
0.855(b)	3M LIBOR(a)	04/09/45	1,910	(c)	37,065	69	36,996
3M LIBOR(a)	0.845(b)	04/10/50	1,960	(c)	(31,765)	71	(31,836)

TOTAL					$102,580	$42,976	$59,604

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls

6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	9,000,000	$9,000,000	$95,578	$108,000	$(12,422)
Written option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,700,000)	(5,700,000)	(39,813)	(59,822)	20,009
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(4,300,000)	(4,300,000)	(36,757)	(47,515)	10,758
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(4,800,000)	(4,800,000)	(1)	(43,440)	43,439
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(9,000,000)	(9,000,000)	(35,186)	(41,085)	5,899

6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(9,000,000)	(9,000,000)	(59,230)	(72,000)	12,770

				(32,800,000)	$(32,800,000)	$(170,987)	$(263,862)	$92,875
Puts
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,700,000)	(5,700,000)	(30,039)	(59,822)	29,783

1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(4,300,000)	(4,300,000)	(14,355)	(47,515)	33,160

				(10,000,000)	$(10,000,000)	$(44,394)	$(107,337)	$62,943

Total written option contracts				(42,800,000)	$(42,800,000)	$(215,381)	$(371,199)	$155,818

TOTAL				(33,800,000)	$(33,800,000)	$(119,803)	$(263,199)	$143,396

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 35.2%
Collateralized Mortgage Obligations – 25.5%
Regular Floater(a) – 24.9%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$479,869	0.752%	09/15/37	$487,717
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
86,866	0.452	04/15/37	87,137
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
110,688	1.002	06/15/39	112,678
FHLMC REMIC Series 4316, Class FY (1M USD LIBOR + 0.400%)
474,456	0.552	11/15/39	474,768
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
1,951,494	0.456	10/15/40	1,943,719
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
2,012,347	0.552	09/15/45	2,030,299
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
6,250,582	0.402	03/15/39	6,269,898
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
181,987	0.552	05/15/36	183,161
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
7,930,355	0.506	09/15/40	7,968,351
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
8,628	0.651	11/17/28	8,653
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
139,252	0.648	08/25/36	140,496
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
29,949	0.498	04/25/37	30,114
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
592,949	0.378	04/25/37	594,127
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
295,662	0.988	04/25/48	303,537
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
9,713,291	1.048	09/25/39	9,911,436
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
431,390	1.298	09/25/39	443,118
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
870,061	0.578	11/25/40	877,487
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
4,775,484	0.938	02/25/40	4,885,437

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
1,290,384	0.548	04/25/41	1,296,800
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
328,160	0.598	07/25/41	331,922
FNMA REMIC Series 2012-56, Class FG (1M USD LIBOR + 0.500%)
427,370	0.648	03/25/39	427,635
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
85,280	0.548	09/25/43	86,001
FNMA REMIC Series 2014-19, Class FA (1M USD LIBOR + 0.400%)
350,322	0.548	11/25/39	350,513
FNMA REMIC Series 2014-19, Class FJ (1M USD LIBOR + 0.400%)
454,708	0.548	11/25/39	455,016
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
5,210,508	0.476	06/25/47	5,188,659
FNMA REMIC Series 2018-72, Class FB (1M USD LIBOR + 0.350%)
6,466,902	0.498	10/25/58	6,492,955
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
530,759	0.605	10/07/20	530,874
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
1,944,265	0.625	11/05/20	1,944,565

			53,857,073

Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
392,219	6.500	05/15/41	469,869

Sequential Floating Rate(a) – 0.4%
FHLMC REMIC Series 3588, Class CW
691,961	4.035	10/15/37	704,492
FNMA REMIC Series 1997-20, Class F
28,677	1.788	03/25/27	28,925

			733,417

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$55,060,359

Commercial Mortgage-Backed Securities(a) – 5.3%
Sequential Floating Rate – 5.3%
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A(1M USD LIBOR + 0.380%)
$251,515	0.537%	08/25/23	$251,600
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A(1M USD LIBOR + 0.500%)
1,705,023	0.657	01/25/26	1,715,356
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A(1M USD LIBOR + 0.490%)
1,475,802	0.647	02/25/26	1,484,813

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
$1,194,190	0.607%	06/25/23	$1,197,812
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
2,512,903	0.527	04/25/24	2,519,490
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
2,710,345	0.527	05/25/24	2,718,132
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL(1M USD LIBOR + 0.350%)
1,587,276	0.507	08/25/25	1,588,183

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$11,475,386

Federal Agencies – 4.4%
Adjustable Rate FHLMC(a) – 0.9%
(COF + 1.250%)
$101	1.932%	05/01/21	$101
(3 Year CMT + 2.556%)
248,319	4.121	08/01/28	251,016
(6M CMT + 2.223%)
51,107	3.410	05/01/29	52,203
(COF + 1.250%)
4,899	4.048	06/01/29	5,098
11,490	1.990	04/01/30	11,405
(COF + 1.248%)
8,687	4.365	06/01/30	9,098
(COF + 1.198%)
324	2.448	02/01/31	324
(12M MTA + 2.155%)
4,473	3.877	06/01/31	4,669
(12M USD LIBOR + 1.860%)
415,469	2.735	05/01/34	435,024
(12M USD LIBOR + 1.750%)
372,469	3.468	05/01/35	392,533
(3 Year CMT + 2.108%)
5,270	6.155	05/01/35	5,568
(1 Year CMT + 2.265%)
636,346	2.811	01/01/38	662,959

			1,829,998

Adjustable Rate FNMA(a) – 3.2%
(1 Year CMT + 2.000%)
101	6.740	02/01/22	103
(6M USD LIBOR + 1.750%)
5,348	3.500	02/01/23	5,406
(6M USD LIBOR + 1.883%)
50,962	2.860	01/01/24	51,734
(6M USD LIBOR + 1.925%)
44,646	3.045	03/01/24	45,407
(COF + 1.250%)
4,439	3.513	06/01/27	4,526
3,189	4.250	12/01/27	3,333
3,634	4.495	01/01/28	3,822
1,672	2.134	06/01/29	1,664

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
3,556	2.200	06/01/29	3,567
(1 Year CMT + 2.266%)
323,060	2.961	07/01/33	336,730
(1 Year CMT + 2.360%)
122,531	3.366	11/01/34	127,880
(COF + 1.254%)
1,862	4.067	05/01/36	1,932
(12M USD LIBOR + 1.983%)
605,744	3.908	03/01/37	639,293
(12M MTA + 1.400%)
34,387	2.571	06/01/40	35,023
(12M MTA + 1.200%)
3,694	2.371	02/01/41	3,748
(12M USD LIBOR + 1.550%)
137,760	2.300	09/01/44	142,862
(1M USD LIBOR + 0.300%)
5,383,576	0.448	08/25/48	5,404,457

			6,811,487

Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
357,467	2.875	04/20/33	369,080
93,983	2.875	05/20/33	97,199
231,939	3.250	08/20/34	238,972

			705,251

FHLMC – 0.0%
1,200	7.000	04/01/21	1,201
2,382	7.000	08/01/21	2,420
15,852	7.000	05/01/22	16,393
31,186	7.000	06/01/22	32,113
428	4.500	05/01/23	442

			52,569

FNMA – 0.0%
1,276	3.011	05/01/22	1,277
26,842	3.017	06/01/24	26,882

			28,159

GNMA – 0.0%
11,831	7.000	04/15/26	13,002

UMBS – 0.0%
2,856	7.000	07/01/21	2,890
6,828	7.000	11/01/21	6,961
5,070	7.000	12/01/21	5,079
9,987	7.000	01/01/22	10,021
2,018	7.000	02/01/22	2,067

			27,018

TOTAL FEDERAL AGENCIES			$9,467,484

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $75,789,976)			$76,003,229

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 49.5%
Automotive – 2.9%
Chesapeake Funding II LLC Series 2017-3A, Class A2(b) (1M USD LIBOR + 0.340%)
$771,577	0.492%	08/15/29	$771,761
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
1,500,000	0.650	09/15/25	1,500,108
Nissan Master Owner Receivables Trust Series 2017-C, Class A (1M USD LIBOR + 0.320%)
4,100,000	0.472	10/17/22	4,100,272

			6,372,141

Collateralized Loan Obligations(b) – 19.7%
522 Funding CLO I Ltd. Series 2019-4A, Class A (3M USD LIBOR + 1.350%)
1,600,000	1.622	04/20/30	1,589,946
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	1.297	01/28/31	3,569,515
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
2,983,185	1.497	09/20/29	2,939,049
CBAM CLO Management LLC Series 2017-2A, Class A (3M USD LIBOR + 1.240%)
3,500,000	1.513	10/17/29	3,484,747
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	1.272	01/20/31	2,956,215
Dryden 64 CLO Ltd. Series 18-64A, Class A (3M USD LIBOR + 0.970%)
5,950,000	1.242	04/18/31	5,854,705
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,300,000	1.999	07/20/31	1,302,707
Jamestown CLO X Ltd. Series 2017-10A, Class A1 (3M USD LIBOR + 1.250%)
4,750,000	1.523	07/17/29	4,713,947
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,200,000	1.025	04/15/29	5,127,564
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	1.325	04/26/31	2,565,773
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	1.562	01/18/32	6,624,745
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
1,306,650	1.203	04/17/27	1,297,589
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
475,000	2.917	07/28/30	478,236

			42,504,738

Credit Card – 18.3%
American Express Credit Account Master Trust Series 2017-2, Class A (1M USD LIBOR + 0.450%)
3,700,000	0.602	09/16/24	3,716,189

Asset-Backed Securities(a) – (continued)
Credit Card – (continued)
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M LIBOR + 0.620%)
8,100,000	0.776	04/22/26	8,153,565
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M LIBOR + 0.370%)
4,300,000	0.524	08/08/24	4,316,843
Evergreen Credit Card Trust Series 2019-1, Class A(b) (1M USD LIBOR + 0.480%)
8,700,000	0.632	01/15/23	8,704,615
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	0.672	07/15/24	11,237,173
Golden Credit Card Trust Series 2019-1A, Class A(b) (1M USD LIBOR + 0.450%)
3,500,000	0.602	12/15/22	3,501,766

			39,630,151

Student Loan – 8.6%
Academic Loan Funding Trust Series 2013-1A, Class A(b) (1M USD LIBOR + 0.800%)
1,897,164	0.948	12/26/44	1,809,239
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
127,151	0.948	06/25/26	127,002
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
948,436	1.298	09/25/40	946,470
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,158,033	0.848	02/25/39	1,130,647
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b) (3M LIBOR + 0.110%)
21,442	0.360	11/25/26	21,442
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
31,167	0.950	08/25/48	30,586
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,207,349	1.300	05/25/34	1,207,346
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
866,279	1.145	07/25/45	849,556
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
2,959,190	0.905	12/01/31	2,847,078
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
905,243	1.200	02/25/42	890,028
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
293,254	1.195	04/25/38	293,284
Missouri Higher Education Loan Authority Series 2010-2, Class A1 (3M USD LIBOR + 0.850%)
1,701,176	1.100	08/27/29	1,676,330
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(1M USD LIBOR + 1.000%)
1,474,866	1.156	05/20/30	1,476,628

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
$139,645	0.506%	12/07/20	$139,309
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
293,215	0.848	12/26/31	287,729
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
1,110,207	1.057	07/01/31	1,104,826
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
686,540	0.997	10/28/41	667,682
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
359,808	1.368	10/25/27	360,164
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
462,412	1.125	11/25/42	459,529
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
421,818	0.995	04/25/23	410,999
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
226,318	1.945	07/25/23	224,668
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
105,630	1.146	10/01/24	105,740
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
1,462,112	0.775	02/25/43	1,421,947

			18,488,229

TOTAL ASSET-BACKED SECURITIES
(Cost $107,560,547)			$106,995,259

Municipal Debt Obligations(a) – 3.4%
Alaska – 0.5%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.000%)
$1,047,635	0.648%	08/25/31	$1,027,335

Rhode Island(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable – FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.000%)
300,939	0.856	10/02/28	297,878

Utah – 2.8%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.000%)
5,982,698	0.898	12/26/31	5,933,085

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $7,347,434)			$7,258,298

U.S. Treasury Obligations(d) – 4.6%
United States Treasury Bills
$5,000,000	0.000	11/17/20	$4,999,380
5,000,000	0.000	03/25/21	4,997,266

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,997,197)			$9,996,646

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $200,695,154)			$200,253,432

Short-term Investment – 4.4%
Repurchase Agreements – 4.4%
Citibank N.A
$9,500,000	0.080%	10/01/20	$9,500,000

Maturity Value: $9,500,021

Next Reset Date: 10/01/20

Collateralized by various mortgage obligations, 2.500% to
3.000%, due 09/01/50. The aggregate market value of the
collateral, including accrued interest, was $9,785,001.

(Cost $9,500,000)

TOTAL INVESTMENTS – 97.1%
(Cost $210,195,154)			$209,753,432

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			6,229,972

NET ASSETS – 100.0%			$215,983,404

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MTA	—Monthly Treasury Average
NCUA	—National Credit Union Administration
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
20 Year U.S. Treasury Bonds	2	12/21/20	$352,563	$2,995
Short position contracts:
Ultra Long U.S. Treasury Bonds	(3)	12/21/20	(665,437)	(2,108)
Ultra 10 Year U.S. Treasury Notes	(4)	12/21/20	(639,687)	477
2 Year U.S. Treasury Notes	(37)	12/31/20	(8,175,555)	(4,801)
5 Year U.S. Treasury Notes	(54)	12/31/20	(6,805,688)	(11,099)
10 Year U.S. Treasury Notes	(22)	12/21/20	(3,069,688)	(6,905)

Total				$(24,436)

TOTAL FUTURES CONTRACTS				$(21,441)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$11,600		$7,086	$182	$6,904
3M LIBOR(a)	0.980%(b)	05/21/30	2,650	(c)	(7,290)	(2,331)	(4,959)
1.160(b)	3M LIBOR(a)	05/21/35	2,860	(c)	34,192	(1,064)	35,256
0.855(b)	3M LIBOR(a)	04/09/45	1,990	(c)	38,617	72	38,545
3M LIBOR(a)	0.845(b)	04/10/50	2,070	(c)	(33,548)	74	(33,622)

TOTAL					$39,057	$(3,067)	$42,124

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 94.3%
United States Treasury Bonds
$560,000	3.375%		11/15/48	$814,800
310,000	2.000		02/15/50	350,639
United States Treasury Inflation Indexed Bonds
14,502,697	2.125		02/15/40	22,198,491
19,018,621	1.375		02/15/44	27,005,254
18,812,052	0.750		02/15/45	23,900,445
10,505,300	1.000		02/15/48	14,462,276
United States Treasury Inflation Indexed Notes
55,370,136	0.125		04/15/22	56,329,738
8,899,508	0.125		07/15/22	9,127,107
32,435,337	0.125		01/15/23	33,422,685
9,490,754	0.625		04/15/23	9,926,617
15,407,400	0.500		04/15/24	16,358,609
19,992,258	0.125		10/15/24	21,209,704
17,952,447	0.125		04/15/25	19,103,295
16,081,335	0.625		01/15/26	17,712,722
38,690,850	0.125		07/15/26	41,942,106
6,327,396	0.375		01/15/27	6,959,822
11,543,427	0.375	(a)	07/15/27	12,824,684
12,497,856	0.500		01/15/28	14,014,344
18,586,860	0.750		07/15/28	21,404,640
37,344,944	0.875		01/15/29	43,486,890
8,000,804	0.250		07/15/29	8,947,604
3,031,200	0.125		07/15/30	3,367,280
United States Treasury Notes
6,950,000	3.125		11/15/28	8,370,406

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $396,448,462)				$433,240,158

Shares	Dividend Rate	Value

Investment Company(b) – 4.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
18,521,754	0.027%	$18,521,754
(Cost $18,521,754)

TOTAL INVESTMENTS – 98.4%
(Cost $414,970,216)		$451,761,912

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		7,505,824

NET ASSETS – 100.0%		$459,267,736

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviation:
USD	—U.S. Dollar

Investment Abbreviation:
LIBOR	—London Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	7	12/21/20	$1,552,688	$(9,265)
Ultra 10 Year U.S. Treasury Notes	124	12/21/20	19,830,312	57,015
5 Year U.S. Treasury Notes	270	12/31/20	34,028,437	47,036
10 Year U.S. Treasury Notes	35	12/21/20	4,883,594	(3,339)

Total				$91,447
Short position contracts:
2 Year U.S. Treasury Notes	(8)	12/31/20	(1,767,687)	(401)
20 Year U.S. Treasury Bonds	(115)	12/21/20	(20,272,344)	2,657

Total				$2,256

TOTAL FUTURES CONTRACTS				$93,703

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
2.251%(a)	3M LIBOR(a)	02/20/24	$13,700		$(536,606)	$80	$(536,686)
1M LIBOR+0.090%(b)	3M LIBOR(b)	07/25/24	30,700		18,755	496	18,259
2.104(a)	3M LIBOR(a)	12/14/24	10,000		(306,667)	80	(306,747)
3M LIBOR(b)	1.000%(c)	12/16/25	1,130	(d)	35,590	36,040	(450)
2.007(a)	3M LIBOR(a)	02/07/26	6,300		(160,164)	65	(160,229)
1.000(c)	3M LIBOR(b)	12/16/27	13,260	(d)	(437,304)	(439,585)	2,281
3M LIBOR(a)	2.103(a)	02/07/29	6,300		226,699	80	226,619
3M LIBOR(b)	0.980(c)	05/21/30	10,910	(d)	(30,013)	(15,489)	(14,524)
1.160(c)	3M LIBOR(b)	05/21/35	11,770	(d)	140,715	20,188	120,527
0.855(c)	3M LIBOR(b)	04/09/45	2,680	(d)	52,006	97	51,909
3M LIBOR(b)	0.845(c)	04/10/50	2,680	(d)	(43,435)	96	(43,531)

TOTAL					$(1,040,424)	$(397,852)	$(642,572)

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	6,000,000	$6,000,000	$63,719	$72,000	$(8,281)
Written option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,800,000)	(4,800,000)	(33,527)	(50,376)	16,849
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,600,000)	(3,600,000)	(30,773)	(39,780)	9,007
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(2,400,000)	(2,400,000)	—	(21,720)	21,720
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(5,600,000)	(5,600,000)	(44,580)	(56,938)	12,358
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(6,000,000)	(6,000,000)	(23,458)	(27,390)	3,932
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(6,000,000)	(6,000,000)	(39,487)	(48,000)	8,513

				(28,400,000)	$(28,400,000)	$(171,825)	$(244,204)	$72,379
Puts
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,800,000)	(4,800,000)	(25,296)	(50,376)	25,080
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,600,000)	(3,600,000)	(12,018)	(39,780)	27,762
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(5,600,000)	(5,600,000)	(26,723)	(56,938)	30,215
				(14,000,000)	$(14,000,000)	$(64,037)	$(147,094)	$83,057

Total written option contracts				(42,400,000)	$(42,400,000)	$(235,862)	$(391,298)	$155,436

TOTAL				(36,400,000)	$(36,400,000)	$(172,143)	$(319,298)	$147,155

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 45.3%
Collateralized Mortgage Obligations – 3.5%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$9	1,172.807%	11/15/21	$36

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC (-1x1M USD LIBOR + 21.600%)
19	21.378	11/25/20	19

Regular Floater(b) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
257,740	0.498	04/25/37	259,164

Sequential Fixed Rate – 3.5%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
833,244	3.250	04/25/38	823,434
FHLMC REMIC Series 1980, Class Z
201,703	7.000	07/15/27	229,322
FHLMC REMIC Series 2019, Class Z
151,700	6.500	12/15/27	169,961
FHLMC REMIC Series 2755, Class ZA
482,406	5.000	02/15/34	545,115
FHLMC REMIC Series 3530, Class DB
1,248,002	4.000	05/15/24	1,300,137
FHLMC REMIC Series 4246, Class PT
85,993	6.500	02/15/36	102,348
FHLMC REMIC Series 4273, Class PD
760,924	6.500	11/15/43	922,885
FHLMC REMIC Series 4619, Class NA
2,559,867	3.000	03/15/44	2,747,903
FHLMC REMIC Series 4663, Class KA
12,123,264	3.500	11/15/42	12,269,947
FNMA REMIC Series 2012-111, Class B
275,904	7.000	10/25/42	341,082
FNMA REMIC Series 2012-153, Class B
1,002,289	7.000	07/25/42	1,266,260
FNMA REMIC Series 2015-30, Class EA
4,778,535	3.000	05/25/45	5,089,698
GNMA REMIC Series 2019-35, Class A
9,599,969	4.000	12/20/48	10,576,672

			36,384,764

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$36,643,983

Commercial Mortgage-Backed Securities – 3.3%
Sequential Fixed Rate – 3.3%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$15,857,349	3.130%	06/25/21	$16,017,581
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,328,093	2.991	09/25/21	18,589,927

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$34,607,508

Mortgage-Backed Obligations – (continued)
Federal Agencies – 38.5%
Adjustable Rate FHLMC(b) – 0.2%
(12M USD LIBOR + 1.840%)
266,037	3.723	11/01/34	279,440
(1 Year CMT + 2.250%)
644,140	3.446	06/01/35	673,749
(12M USD LIBOR + 2.330%)
46,625	4.129	05/01/36	49,154
(6M USD LIBOR + 2.055%)
13,835	2.430	10/01/36	14,458
(12M USD LIBOR + 2.000%)
10,497	3.875	11/01/36	11,001
(12M USD LIBOR + 1.762%)
119,382	2.946	06/01/42	124,559
(12M USD LIBOR + 1.613%)
1,321,374	2.870	11/01/44	1,371,029

			2,523,390

Adjustable Rate FNMA(b) – 0.6%
(COF + 1.841%)
19,308	2.523	08/01/29	19,368
(12M USD LIBOR + 1.755%)
28,228	2.380	07/01/32	29,298
(12M USD LIBOR + 1.225%)
7,824	3.475	01/01/33	8,045
(12M USD LIBOR + 1.800%)
361,071	3.066	05/01/33	379,112
(6M USD LIBOR + 2.250%)
44,449	3.125	08/01/33	46,193
(COF + 1.250%)
407,529	4.600	08/01/33	432,208
(1 Year CMT + 2.287%)
328,880	3.901	02/01/34	343,757
(12M USD LIBOR + 1.695%)
138,158	2.570	05/01/34	144,693
(12M USD LIBOR + 1.720%)
326,978	3.553	05/01/34	343,477
(1 Year CMT + 2.220%)
331,143	2.595	06/01/34	346,169
(12M USD LIBOR + 1.664%)
117,411	3.573	10/01/34	122,678
(12M USD LIBOR + 1.668%)
236,269	3.918	10/01/34	246,752
(12M USD LIBOR + 1.460%)
35,071	3.460	02/01/35	36,563
(12M USD LIBOR + 1.506%)
102,695	3.506	02/01/35	107,164
(12M USD LIBOR + 1.628%)
144,586	3.628	03/01/35	151,547
(12M USD LIBOR + 1.720%)
122,322	3.720	03/01/35	128,660
(12M USD LIBOR + 1.325%)
320,889	3.220	04/01/35	333,524
(12M USD LIBOR + 1.720%)
57,328	3.595	04/01/35	60,425
(12M USD LIBOR + 1.396%)
88,060	3.286	05/01/35	91,680

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(1 Year CMT + 2.081%)
$96,979	3.988%	10/01/35	$101,071
(12M USD LIBOR + 1.713%)
336,249	3.725	03/01/36	352,873
(12M USD LIBOR + 1.971%)
645,261	3.721	04/01/36	683,817
(12M USD LIBOR + 1.895%)
360,522	2.770	06/01/36	378,072
(12M MTA + 2.592%)
153,967	3.808	06/01/36	160,320
(12M MTA + 2.343%)
687,249	3.543	07/01/36	713,451
(12M USD LIBOR + 1.935%)
86,581	3.889	11/01/36	91,051
(12M USD LIBOR + 1.935%)
26,498	4.060	11/01/36	27,793
(12M USD LIBOR + 1.730%)
466,317	2.915	07/01/37	490,198
(12M USD LIBOR + 1.820%)
3,837	3.945	12/01/46	4,070

			6,374,029

Adjustable Rate GNMA(b) – 0.2%
(1 Year CMT + 1.500%)
104,651	2.875	05/20/34	108,218
230,500	3.250	07/20/34	237,461
203,075	3.250	08/20/34	209,233
1,401,780	3.250	09/20/34	1,444,282
193,674	3.125	10/20/34	200,204
240,723	3.125	12/20/34	248,180

			2,447,578

FHLMC – 0.6%
16,293	7.000	04/01/22	16,639
428	4.500	05/01/23	442
4,754	7.500	01/01/31	5,586
28,125	4.500	07/01/33	31,906
752,423	4.500	08/01/33	853,576
1,510,731	4.500	09/01/33	1,713,681
151,536	4.500	10/01/33	171,908
3,335	4.500	04/01/34	3,785
3,492	4.500	04/01/35	3,904
1,327	4.500	07/01/35	1,484
7,342	4.500	08/01/35	8,208
31,294	4.500	09/01/35	35,150
8,046	4.500	10/01/35	8,997
1,251	4.500	12/01/35	1,420
995	4.500	05/01/36	1,113
91,873	4.500	01/01/38	102,732
2,087	4.500	04/01/38	2,349
477	4.500	05/01/38	537
5,601	4.500	06/01/38	6,262
146,702	4.500	09/01/38	165,523
3,008	4.500	01/01/39	3,384
83,290	4.500	02/01/39	93,706
42,684	4.500	03/01/39	47,998
8,395	4.500	04/01/39	9,440

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
231,015	4.500	05/01/39	259,775
679,596	4.500	06/01/39	764,194
15,898	4.500	07/01/39	17,876
33,285	4.500	08/01/39	37,428
48,338	4.500	09/01/39	54,355
8,692	4.500	10/01/39	9,774
15,832	4.500	11/01/39	17,803
31,442	4.500	12/01/39	35,356
27,119	4.500	01/01/40	30,495
7,462	4.500	02/01/40	8,385
20,209	4.500	04/01/40	22,702
31,678	4.500	05/01/40	35,575
38,792	4.500	06/01/40	43,563
33,231	4.500	07/01/40	37,319
31,149	4.500	08/01/40	34,981
20,498	4.500	09/01/40	23,020
7,930	4.500	10/01/40	8,905
12,619	4.500	02/01/41	14,172
25,119	4.500	03/01/41	28,213
65,168	4.500	04/01/41	73,191
61,344	4.500	05/01/41	68,898
121,708	4.500	06/01/41	136,695
9,023	4.500	07/01/41	10,134
276,738	4.500	08/01/41	310,812
316,769	4.500	09/01/41	355,738
18,664	4.500	12/01/41	20,962
242,924	4.500	03/01/42	272,836

			6,022,887

FNMA – 1.8%
18,570,410	4.212	07/01/21	18,743,947
94,549	7.500	10/01/37	111,975

			18,855,922

GNMA – 26.1%
1,206	6.500	01/15/32	1,320
6,062	6.500	02/15/32	6,929
4,719	6.500	08/15/34	5,519
10,940	6.500	05/15/35	12,860
2,722	6.500	06/15/35	3,171
7,482	6.500	07/15/35	8,801
2,890	6.500	08/15/35	3,412
6,016	6.500	09/15/35	7,060
2,307	6.500	10/15/35	2,712
9,452	6.500	11/15/35	11,119
6,261	6.500	12/15/35	7,375
22,830	6.500	01/15/36	26,831
25,346	6.500	02/15/36	29,816
17,180	6.500	03/15/36	20,159
47,964	6.500	04/15/36	56,014
69,600	6.500	05/15/36	81,808
58,975	6.500	06/15/36	69,265
192,171	6.500	07/15/36	225,728
211,628	6.500	08/15/36	248,239
406,484	6.500	09/15/36	479,834
146,489	6.500	10/15/36	172,239
193,269	6.500	11/15/36	228,552

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$82,087	6.500%		12/15/36	$96,369
55,334	6.500		01/15/37	65,144
22,858	6.500		02/15/37	26,838
10,152	6.500		03/15/37	11,915
21,559	6.500		04/15/37	25,395
13,568	6.500		05/15/37	15,188
12,139	6.500		08/15/37	14,316
54,379	6.500		09/15/37	63,794
59,997	6.500		10/15/37	71,356
21,640	6.500		11/15/37	25,248
14,019	6.500		05/15/38	16,598
45,205	6.000		11/15/38	53,702
2,846	6.500		01/15/39	3,288
13,550	6.500		02/15/39	16,002
7,241,254	4.500		08/20/47	7,891,358
182,588	4.500		02/20/48	198,752
479,274	4.500		05/20/48	520,205
2,438,735	4.500		09/20/48	2,637,865
17,481,599	5.000		09/20/48	19,046,922
6,948,448	4.500		12/20/48	7,494,637
20,391,751	5.000		12/20/48	22,160,301
1,474,419	4.500		01/20/49	1,589,856
2,223,589	5.000		06/20/49	2,415,049
302,873	5.000		11/20/49	330,267
4,303,408	5.000		12/20/49	4,692,641
43,000,000	2.000		TBA-30yr(d)	44,632,709
139,000,000	2.500		TBA-30yr(d)	145,843,507
3,000,000	3.000		TBA-30yr(d)	3,141,281
9,000,000	5.000		TBA-30yr(d)	9,758,400

				274,567,666

UMBS – 5.0%
179,165	5.500		09/01/23	185,616
47,800	5.500		10/01/23	49,522
289,402	4.500		11/01/36	324,988
93,348	4.500		02/01/39	105,022
103,252	4.500		04/01/39	116,086
7,309	4.500		08/01/39	8,285
5,738	4.500		05/01/41	6,443
323,060	4.500		08/01/41	360,855
108,956	4.500		10/01/41	122,354
671,019	5.000		05/01/48	735,247
6,260,122	4.500		07/01/48	6,924,019
6,738,986	4.500		08/01/48	7,453,669
6,305,604	4.500		10/01/48	7,043,293
14,807	5.000		04/01/49	16,231
346,066	5.000		06/01/49	379,415
666,302	5.000		07/01/49	732,975
569,994	5.000		08/01/49	623,609
23,821,167	5.000		10/01/49	26,101,242
908,611	5.000		12/01/49	996,028
325,268	5.000		01/01/50	356,562
326,092	5.000		06/01/50	358,143

				52,999,604

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(d) – 4.0%
11,000,000	2.000		TBA-30yr	11,375,781
4,000,000	3.000		TBA-30yr	4,191,015
7,000,000	4.000		TBA-30yr	7,464,024
13,000,000	4.500		TBA-30yr	14,063,356
5,000,000	5.000		TBA-30yr	5,477,751

				42,571,927

TOTAL FEDERAL AGENCIES				$406,363,003

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $476,133,749)				$477,614,494

Agency Debentures – 18.8%
FHLB
$1,800,000	5.375%		08/15/24	$2,148,210
44,850,000	0.500		04/14/25	45,127,622
FHLMC
50,330,000	0.375		04/20/23	50,573,094
17,820,000	0.375		09/23/25	17,772,242
FNMA
5,200,000	6.250		05/15/29	7,522,372
16,080,000	7.125		01/15/30	24,908,402
Tennessee Valley Authority
49,850,000	0.750		05/15/25	50,480,603

TOTAL AGENCY DEBENTURES
(Cost $192,262,855)				$198,532,545

U.S. Treasury Obligations – 34.2%
United States Treasury Bonds
$7,370,000	3.750	%(e)	11/15/43	$10,947,905
410,000	3.375		05/15/44	578,612
10,000	3.000		11/15/45	13,436
200,000	2.875		11/15/46	264,344
110,000	3.000		02/15/48	149,480
1,400,000	3.375		11/15/48	2,037,000
780,000	2.000		02/15/50	882,253
United States Treasury Inflation Indexed Note
18,790,354	0.125		07/15/22	19,270,905
United States Treasury Notes
62,560,000	2.500		01/15/22	64,466,125
71,350,000	2.500		02/15/22	73,666,088
43,730,000	1.875		02/28/22	44,804,460
51,710,000	2.375		03/15/22	53,392,595
46,570,000	1.750		09/30/22	48,070,791
350,000	2.750		04/30/23	373,433
380,000	2.875		11/30/23	412,448
7,100,000	2.625		12/31/23	7,663,008
620,000	3.000		09/30/25	703,506
4,500,000	2.625		12/31/25	5,043,164
630,000	1.375		08/31/26	667,062
United States Treasury Strip Coupon(f)
28,900,000	0.000		11/15/35	24,273,396
2,800,000	0.000		05/15/36	2,330,607

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $344,757,852)				$360,010,618

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(g) – 23.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
244,129,220	0.027%	$244,129,220
(Cost $244,129,220)

TOTAL INVESTMENTS – 121.5%
(Cost $1,257,283,676)		$1,280,286,877

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.5)%		(226,595,500)

NET ASSETS – 100.0%		$1,053,691,377

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $245,947,824 which represents approximately 23.3% of the Fund’s net assets as of September 30, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FDIC	—Federal Deposit Insurance Corp.
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
REMIC	—Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	222	12/14/20	$55,364,025	$1,039,274
2 Year U.S. Treasury Notes	2,694	12/31/20	595,268,767	193,895

Total				$1,233,169
Short position contracts:
Ultra Long U.S. Treasury Bonds	(66)	12/21/20	(14,639,625)	(105,192)
Ultra 10 Year U.S. Treasury Notes	(109)	12/21/20	(17,431,484)	16,534
5 Year U.S. Treasury Notes	(1,637)	12/31/20	(206,313,156)	(277,086)
10 Year U.S. Treasury Notes	(153)	12/21/20	(21,348,281)	11,353
20 Year U.S. Treasury Bonds	(378)	12/21/20	(66,634,313)	(85,077)

Total				$(439,468)

TOTAL FUTURES CONTRACTS				$793,701

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1M LIBOR + 0.090%(a)	3M LIBOR(a)	07/25/24	$9,300		$5,682	$—	$5,682
3M LIBOR(a)	0.980%(b)	05/21/30	10,960	(c)	(30,151)	(15,491)	(14,660)
1.160(b)	3M LIBOR(a)	05/21/35	10,970	(c)	131,150	12,971	118,179
0.855(b)	3M LIBOR(a)	04/09/45	2,420	(c)	46,961	87	46,874
3M LIBOR(a)	0.845(b)	04/10/50	2,440	(c)	(39,545)	88	(39,633)

TOTAL					$114,097	$(2,345)	$116,442

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.8%
Aerospace & Defense(a) – 0.7%
Bombardier, Inc.(b)
$125,000	7.500%		03/15/25	$93,438
Howmet Aerospace, Inc.
1,265,000	6.875		05/01/25	1,397,648
The Boeing Co.
6,025,000	4.875		05/01/25	6,568,937
TransDigm, Inc.
2,445,000	6.500		07/15/24	2,438,887
120,000	6.500		05/15/25	119,250

				10,618,160

Agriculture – 1.1%
Altria Group, Inc.(a)
2,350,000	3.800		02/14/24	2,564,743
Archer-Daniels-Midland Co.(a)
1,250,000	2.750		03/27/25	1,357,575
BAT Capital Corp.(a)
4,925,000	2.764		08/15/22	5,100,773
BAT International Finance PLC(a)
8,000,000	1.668		03/25/26	8,015,840
Cargill, Inc.(b)
1,175,000	1.375		07/23/23	1,200,239

				18,239,170

Apparel – 0.1%
Ralph Lauren Corp.
1,450,000	1.700		06/15/22	1,477,202

Automotive – 2.3%
American Axle & Manufacturing, Inc.(a)
1,965,000	6.250		04/01/25	1,940,437
Clarios Global LP/Clarios US Finance Co.(a)(b)
120,000	8.500		05/15/27	124,500
Cooper-Standard Automotive, Inc.(a)(b)
145,000	5.625		11/15/26	94,975
Ford Motor Co.(a)
56,000	9.000		04/22/25	64,159
Ford Motor Credit Co. LLC
1,500,000	3.813		10/12/21	1,501,789
1,580,000	2.979	(a)	08/03/22	1,558,912
600,000	4.140	(a)	02/15/23	603,312
650,000	3.096		05/04/23	633,820
285,000	4.375		08/06/23	288,912
250,000	4.687	(a)	06/09/25	253,016
General Motors Co.
900,000	5.400		10/02/23	991,890
General Motors Financial Co, Inc.
2,450,000	1.700		08/18/23	2,455,782
General Motors Financial Co., Inc.
5,475,000	3.200	(a)	07/06/21	5,551,048
1,450,000	4.200		11/06/21	1,495,994
6,500,000	3.550		07/08/22	6,715,215
846,000	3.700	(a)	05/09/23	884,679
1,100,000	3.950	(a)	04/13/24	1,165,560
Nissan Motor Co. Ltd.(a)(b)
3,125,000	3.522		09/17/25	3,154,469

Corporate Obligations – (continued)
Automotive – (continued)
The Goodyear Tire & Rubber Co.(a)
2,140,000	5.125		11/15/23	2,134,650
Volkswagen Group of America Finance LLC(b)
2,325,000	2.900		05/13/22	2,403,748
(3M USD LIBOR + 0.770%)
4,000,000	1.024	(c)	11/13/20	4,002,840

				38,019,707

Banks – 17.8%
Banco do Brasil SA
350,000	4.750		03/20/24	368,375
Banco Santander SA
1,800,000	3.848		04/12/23	1,921,446
2,600,000	2.706		06/27/24	2,749,760
1,600,000	2.746		05/28/25	1,678,768
Bank of America Corp.
3,075,000	2.503	(a)	10/21/22	3,140,436
4,345,000	4.200		08/26/24	4,836,072
9,800,000	3.950		04/21/25	10,885,056
(3M USD LIBOR + 0.790%)
11,000,000	3.004	(a)(c)	12/20/23	11,548,680
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(a)(c)	07/23/24	1,272,713
(SOFR + 0.910%)
7,550,000	0.981	(a)(c)	09/25/25	7,542,450
Banque Federative du Credit Mutuel SA(b)
2,800,000	3.750		07/20/23	3,035,564
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,101,595
Barclays PLC(a)(c)
(3M USD LIBOR + 1.380%)
2,550,000	1.660		05/16/24	2,560,990
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,984,088
(3M USD LIBOR + 2.452%)
3,600,000	2.852		05/07/26	3,738,204
BNP Paribas SA(b)
1,650,000	3.500		03/01/23	1,752,267
3,775,000	3.800		01/10/24	4,085,682
(SOFR + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,376,918
BPCE SA(b)
2,425,000	3.000		05/22/22	2,509,147
850,000	2.375		01/14/25	886,142
3,675,000	1.652		10/06/26	3,679,189
Canadian Imperial Bank of Commerce
2,625,000	0.950		06/23/23	2,648,625
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,041,002
CIT Group, Inc.(a)
125,000	4.750		02/16/24	128,750
(SOFR + 3.827%)
2,850,000	3.929	(c)	06/19/24	2,857,125
Citibank NA(a)
1,425,000	3.650		01/23/24	1,561,059

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$975,000	2.700	%(a)	10/27/22	$1,016,496
5,065,000	3.500		05/15/23	5,393,718
1,525,000	3.875		03/26/25	1,683,646
1,375,000	4.400		06/10/25	1,547,068
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,892,425
(3M USD LIBOR + 1.023%)
1,045,000	4.044	(a)(c)	06/01/24	1,130,554
(SOFR + 2.750%)
7,300,000	3.106	(a)(c)	04/08/26	7,871,590
(SOFR + 3.234%)
1,275,000	4.700	(a)(c)	12/31/99	1,231,969
Citizens Bank NA(a)
3,200,000	3.250		02/14/22	3,314,720
2,075,000	2.250		04/28/25	2,207,157
Comerica Bank
1,450,000	2.500		07/23/24	1,538,784
Cooperatieve Rabobank UA(b)
2,700,000	2.625		07/22/24	2,875,851
Credit Agricole SA, Class B
3,700,000	4.375		03/17/25	4,092,644
Credit Suisse AG
2,500,000	6.500	(b)	08/08/23	2,835,125
675,000	2.950		04/09/25	735,865
Credit Suisse Group AG(a)(b)(c) (SOFR + 2.044%)
4,600,000	2.193		06/05/26	4,745,176
Credit Suisse Group Funding Guernsey Ltd.
1,450,000	3.800		09/15/22	1,534,854
Danske Bank A/S(a)(b)
2,625,000	1.226		06/22/24	2,647,522
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
1,525,000	2.222		09/18/24	1,534,897
Fifth Third Bancorp(a)
1,550,000	1.625		05/05/23	1,589,339
690,000	2.375		01/28/25	730,586
First Horizon National Corp.(a)
1,525,000	3.550		05/26/23	1,602,318
1,500,000	4.000		05/26/25	1,630,905
HSBC Holdings PLC(a)(c)
(3M USD LIBOR + 1.000%)
1,300,000	1.270		05/18/24	1,298,362
(SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,639,866
ING Groep NV
1,525,000	4.100		10/02/23	1,675,548
(1 Year CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,798,450
JPMorgan Chase & Co.
6,000,000	3.200		01/25/23	6,377,280
(3M USD LIBOR + 0.695%)
2,050,000	3.207	(a)(c)	04/01/23	2,129,602
(3M USD LIBOR + 0.730%)
7,490,000	3.559	(a)(c)	04/23/24	8,024,187
(3M USD LIBOR + 0.890%)
350,000	3.797	(a)(c)	07/23/24	379,358

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.000%)
2,950,000	4.023	%(a)(c)	12/05/24	3,242,286
(3M USD LIBOR + 3.800%)
1,230,000	4.051	(a)(c)	12/29/49	1,214,490
(SOFR + 1.455%)
4,975,000	1.514	(a)(c)	06/01/24	5,080,868
(SOFR + 3.125%)
3,500,000	4.600	(a)(c)	12/31/99	3,400,810
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,659,459
(1 Year CMT + 1.100%)
3,275,000	1.326	(a)(c)	06/15/23	3,295,338
(3M USD LIBOR + 1.249%)
1,375,000	2.858	(a)(c)	03/17/23	1,413,968
Macquarie Bank Ltd.(b)
1,825,000	2.100		10/17/22	1,882,761
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.623		07/18/22	1,450,414
6,950,000	3.407		03/07/24	7,529,004
3,025,000	1.412		07/17/25	3,065,202
Mizuho Financial Group, Inc.(a)(c) (3M USD LIBOR + 0.990%)
4,000,000	1.241		07/10/24	4,031,840
Morgan Stanley, Inc.
4,600,000	4.875		11/01/22	4,980,374
1,250,000	4.100		05/22/23	1,351,475
2,150,000	3.875		04/29/24	2,371,257
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,559,709
(SOFR + 0.700%)
4,125,000	0.785	(a)(c)	01/20/23	4,186,957
MUFG Union Bank NA(a)
2,375,000	3.150		04/01/22	2,464,633
1,400,000	2.100		12/09/22	1,445,318
Natwest Group PLC
3,454,000	6.000		12/19/23	3,859,869
4,125,000	3.625	(b)	09/29/22	4,331,291
2,375,000	2.375	(b)	05/21/23	2,441,833
(1 Year CMT + 2.150%)
1,325,000	2.359	(a)(c)	05/22/24	1,359,967
(3M USD LIBOR + 1.550%)
2,525,000	4.519	(a)(c)	06/25/24	2,722,758
(3M USD LIBOR + 1.762%)
1,175,000	4.269	(a)(c)	03/22/25	1,276,978
Regions Financial Corp.(a)
2,184,000	3.800		08/14/23	2,370,470
Santander UK PLC
3,675,000	2.100		01/13/23	3,796,018
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,321,844
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,958,052
Sumitomo Mitsui Trust Bank Ltd.(b)
6,925,000	0.800		09/12/23	6,936,842

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Turkiye Vakiflar Bankasi TAO
$200,000	8.125%		03/28/24	$200,500
380,000	5.250	(b)	02/05/25	340,813
UBS Group AG(b)
1,275,000	2.650		02/01/22	1,311,019
(1 Year CMT + 1.080%)
4,225,000	1.364	(a)(c)	01/30/27	4,223,859
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,060,730
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,538,056
2,080,000	3.750	(a)	01/24/24	2,262,062
(SOFR + 1.600%)
3,525,000	1.654	(a)(c)	06/02/24	3,591,023
(SOFR + 2.000%)
4,350,000	2.188	(a)(c)	04/30/26	4,529,263
Wells Fargo Bank NA(a)
1,400,000	3.550		08/14/23	1,515,360
(3M USD LIBOR + 0.650%)
2,000,000	2.082	(c)	09/09/22	2,027,560

				291,198,295

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.(a)
2,258,000	3.500		01/12/24	2,455,237
Bacardi Ltd.(a)(b)
2,125,000	4.500		01/15/21	2,128,761
Constellation Brands, Inc.
3,025,000	2.650	(a)	11/07/22	3,143,852
800,000	3.200	(a)	02/15/23	845,032
1,850,000	4.250		05/01/23	2,016,001
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,136,772
Keurig Dr Pepper, Inc.(a)
3,900,000	4.057		05/25/23	4,239,612

				16,965,267

Biotechnology – 0.7%
Bio-Rad Laboratories, Inc.
3,576,000	4.875		12/15/20	3,604,465
Gilead Sciences, Inc.(a)
950,000	0.750		09/29/23	951,624
(3M USD LIBOR + 0.520%)
2,925,000	0.740	(c)	09/29/23	2,927,574
Royalty Pharma PLC(b)
3,700,000	0.750		09/02/23	3,692,341

				11,176,004

Building Materials(a) – 0.8%
Carrier Global Corp.(b)
2,650,000	1.923		02/15/23	2,725,472
8,475,000	2.242		02/15/25	8,839,001
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,802,988
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	127,500

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	121,900

				13,616,861

Chemicals – 1.7%
Celanese US Holdings LLC(a)
900,000	3.500		05/08/24	968,499
CNAC HK Finbridge Co. Ltd.
600,000	3.125		06/19/22	612,050
240,000	4.625		03/14/23	254,112
230,000	3.375		06/19/24	239,200
DuPont de Nemours, Inc.
2,150,000	2.169		05/01/23	2,170,038
6,800,000	4.205	(a)	11/15/23	7,472,996
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
120,000	7.000		04/15/25	122,400
Nutrition & Biosciences, Inc.(b)
1,075,000	0.697		09/15/22	1,076,527
5,225,000	1.230	(a)	10/01/25	5,219,200
Sasol Financing International Ltd.
400,000	4.500		11/14/22	387,000
Sasol Financing USA LLC(a)
450,000	5.875		03/27/24	431,438
Syngenta Finance NV(b)
3,055,000	3.933		04/23/21	3,094,043
The Chemours Co.(a)
2,010,000	6.625		05/15/23	2,032,612
The Dow Chemical Co.(a)
1,125,000	3.150		05/15/24	1,209,802
The Sherwin-Williams Co.(a)
35,000	2.750		06/01/22	36,192
Tronox, Inc.(a)(b)
1,985,000	6.500		05/01/25	2,064,400

				27,390,509

Commercial Services – 1.5%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	4,071,662
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,648,747
2,475,000	3.625		05/01/24	2,677,455
PayPal Holdings, Inc.
2,075,000	2.200		09/26/22	2,144,824
2,125,000	1.350		06/01/23	2,171,006
1,625,000	2.400	(a)	10/01/24	1,724,564
1,875,000	1.650	(a)	06/01/25	1,941,412
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
1,985,000	5.250		04/15/24	2,071,844
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,152,500

				23,604,014

Computers(a) – 1.7%
Dell International LLC/EMC Corp.(b)
1,480,000	4.420		06/15/21	1,512,042
6,625,000	5.450		06/15/23	7,261,398
3,650,000	4.000		07/15/24	3,943,898

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$800,000	4.400%		10/15/22	$854,808
475,000	2.250		04/01/23	490,005
4,998,000	4.450		10/02/23	5,493,302
3,100,000	1.450		04/01/24	3,136,890
700,000	4.650		10/01/24	789,880
(3M USD LIBOR + 0.720%)
3,525,000	1.024	(c)	10/05/21	3,524,436
NetApp, Inc.
1,300,000	1.875		06/22/25	1,344,837

				28,351,496

Distribution & Wholesale(a)(b) – 0.1%
Performance Food Group, Inc.
1,970,000	6.875		05/01/25	2,098,050

Diversified Financial Services – 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	253,878
1,125,000	3.950	(a)	02/01/22	1,138,601
1,500,000	4.125	(a)	07/03/23	1,528,665
640,000	6.500	(a)	07/15/25	689,958
AIG Global Funding(b)
299,000	2.300		07/01/22	308,299
1,125,000	0.800		07/07/23	1,129,658
Air Lease Corp.
1,975,000	3.500		01/15/22	2,026,054
2,375,000	2.250		01/15/23	2,379,607
3,586,000	2.750	(a)	01/15/23	3,637,244
1,500,000	2.300	(a)	02/01/25	1,472,985
1,100,000	3.375	(a)	07/01/25	1,122,935
Ally Financial, Inc.
1,975,000	4.125		02/13/22	2,046,594
1,300,000	4.625		05/19/22	1,365,364
1,625,000	1.450	(a)	10/02/23	1,621,961
American Express Co.(a)
395,000	2.500		08/01/22	408,663
1,525,000	3.700		08/03/23	1,653,725
320,000	2.500		07/30/24	340,054
(3M USD LIBOR + 0.750%)
1,200,000	1.001	(c)	08/03/23	1,210,656
(3M USD LIBOR + 3.285%)
646,000	3.535	(c)	12/29/49	583,823
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,009,851
3,925,000	5.500		01/15/23	3,962,915
1,075,000	3.950		07/01/24	1,027,517
2,075,000	2.875		02/15/25	1,900,264
Capital One Bank USA NA(a)(c) (SOFR + 0.616%)
3,775,000	2.014		01/27/23	3,839,364
Capital One Financial Corp.
1,700,000	2.600	(a)	05/11/23	1,777,758
600,000	3.500		06/15/23	641,508
850,000	3.900	(a)	01/29/24	926,194
620,000	3.300	(a)	10/30/24	671,497
(3M USD LIBOR + 0.720%)
1,475,000	0.988	(a)(c)	01/30/23	1,475,679

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital Funding LLC(a)(b)
3,600,000	3.450		05/15/25	3,851,172
GE Capital International Funding Co. Unlimited Co.
1,675,000	2.342		11/15/20	1,678,936
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
1,606,187	6.500		09/15/24	851,279
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	397,100
Huarong Finance II Co. Ltd.
270,000	5.500		01/16/25	300,750
Intercontinental Exchange, Inc.
1,575,000	0.700		06/15/23	1,580,292
(3M USD LIBOR + 0.650%)
6,975,000	0.903	(a)(c)	06/15/23	6,990,624
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,282,292
Jefferies Group LLC
3,325,000	5.125		01/20/23	3,619,429
OneMain Finance Corp.
1,935,000	5.625		03/15/23	2,012,400
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	903,249
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,081,088

				67,699,882

Electrical – 3.7%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,326,875
Avangrid, Inc.(a)
1,375,000	3.200		04/15/25	1,513,133
Berkshire Hathaway Energy Co.(a)(b)
1,225,000	4.050		04/15/25	1,397,002
Dominion Energy, Inc.
2,125,000	2.715	(e)	08/15/21	2,163,802
5,800,000	2.450	(b)	01/15/23	6,034,610
525,000	3.071	(e)	08/15/24	564,932
DTE Energy Co.
650,000	2.600		06/15/22	671,086
3,775,000	0.550	(a)	11/01/22	3,775,604
645,000	2.250		11/01/22	666,027
3,375,000	1.050	(a)	06/01/25	3,379,691
Entergy Corp.(a)
2,800,000	0.900		09/15/25	2,794,792
FirstEnergy Corp.(a)
850,000	2.050		03/01/25	864,425
Florida Power & Light Co.(a)(c) (3M USD LIBOR + 0.380%)
1,850,000	0.641		07/28/23	1,851,332
Georgia Power Co.
1,825,000	2.100		07/30/23	1,904,953
ITC Holdings Corp.(a)
4,050,000	2.700		11/15/22	4,223,623
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150		04/01/24	2,838,622
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,839,216

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Pacific Gas and Electric Co.(a)
$5,575,000	1.750%		06/16/22	$5,579,181
PPL Electric Utilities Corp.(a)(c) (3M USD LIBOR + 0.250%)
1,975,000	0.473		09/28/23	1,970,181
Public Service Enterprise Group, Inc.(a)
975,000	2.875		06/15/24	1,045,337
2,075,000	0.800		08/15/25	2,064,293
Sempra Energy(a)(c) (3M USD LIBOR + 0.500%)
1,350,000	0.775		01/15/21	1,350,027
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550		07/15/24	3,524,500
WEC Energy Group, Inc.
2,175,000	0.550		09/15/23	2,178,023
Xcel Energy, Inc.(a)
1,475,000	0.500		10/15/23	1,474,248

				59,995,515

Electrical Components & Equipment(a)(b) – 0.1%
Energizer Holdings, Inc.
110,000	7.750		01/15/27	119,625
WESCO Distribution, Inc.
1,980,000	7.125		06/15/25	2,155,725

				2,275,350

Electronics(a) – 0.1%
Roper Technologies, Inc.
975,000	2.350		09/15/24	1,031,121

Entertainment(a)(b) – 0.0%
Lions Gate Capital Holdings LLC
125,000	5.875		11/01/24	122,500

Environmental(a)(b) – 0.2%
GFL Environmental, Inc.
2,950,000	3.750		08/01/25	2,953,688

Food(a)(b) – 0.1%
US Foods, Inc.
2,120,000	5.875		06/15/24	2,120,000

Food & Drug Retailing – 1.2%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(a)(b)
3,630,000	3.250		03/15/26	3,593,700
110,000	7.500		03/15/26	120,725
B&G Foods, Inc.(a)
2,050,000	5.250		04/01/25	2,103,813
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,635,330
(3M USD LIBOR + 1.010%)
2,175,000	1.283	(c)	10/17/23	2,199,577
Lamb Weston Holdings, Inc.(a)(b)
1,930,000	4.625		11/01/24	2,012,025
Mondelez International Holdings Netherlands B.V.(b)
1,225,000	2.125		09/19/22	1,262,779
Mondelez International, Inc.(a)
2,325,000	1.500		05/04/25	2,388,356
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,364,875

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Sysco Corp.(a)
1,000,000	5.650		04/01/25	1,181,490
The JM Smucker Co.
275,000	3.000		03/15/22	284,760
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	954,940

				20,102,370

Gaming – 0.2%
MGM Resorts International
625,000	7.750		03/15/22	657,812
805,000	6.750	(a)	05/01/25	845,250
1,181,000	5.750	(a)	06/15/25	1,238,574

				2,741,636

Gas(a) – 0.2%
NiSource, Inc.
3,150,000	0.950		08/15/25	3,145,747
The East Ohio Gas Co.(b)
575,000	1.300		06/15/25	587,150

				3,732,897

Healthcare Providers & Services – 1.0%
Acadia Healthcare Co., Inc.(a)
1,950,000	5.625		02/15/23	1,959,750
120,000	6.500		03/01/24	123,300
Centene Corp.(a)
1,900,000	4.250		12/15/27	1,987,571
DH Europe Finance II S.a.r.l.(a)
650,000	2.200		11/15/24	686,777
HCA, Inc.
1,089,000	5.875		05/01/23	1,181,565
1,330,000	5.375		02/01/25	1,456,350
Hill-Rom Holdings, Inc.(a)(b)
2,050,000	5.000		02/15/25	2,111,500
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,526,278
Stryker Corp.(a)
1,275,000	1.150		06/15/25	1,291,983
Tenet Healthcare Corp.
835,000	8.125		04/01/22	928,311
500,000	6.750		06/15/23	526,250
1,952,000	5.125	(a)	05/01/25	1,947,120

				16,726,755

Household Products(a) – 0.2%
Prestige Brands, Inc.(b)
1,900,000	6.375		03/01/24	1,954,625
Spectrum Brands, Inc.
1,900,000	5.750		07/15/25	1,954,625

				3,909,250

Insurance – 0.7%
American International Group, Inc.
275,000	4.875		06/01/22	294,825
1,875,000	4.125		02/15/24	2,078,175
2,000,000	2.500	(a)	06/30/25	2,135,760

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Equitable Financial Life Global Funding(b)
$1,550,000	1.400%		07/07/25	$1,583,154
Great-West Lifeco US Finance 2020 LP(a)(b)
2,000,000	0.904		08/12/25	1,994,340
Protective Life Global Funding(b)
1,725,000	1.082		06/09/23	1,747,960
Reliance Standard Life Global Funding II(b)
1,025,000	2.150		01/21/23	1,049,129

				10,883,343

Internet – 0.6%
Expedia Group, Inc.(a)(b)
5,450,000	3.600		12/15/23	5,565,813
Netflix, Inc.
1,100,000	5.875		02/15/25	1,238,875
Uber Technologies, Inc.(a)(b)
2,030,000	7.500		05/15/25	2,151,800

				8,956,488

Iron/Steel(a) – 0.0%
Cleveland-Cliffs, Inc.
130,000	5.875		06/01/27	120,900
Steel Dynamics, Inc.
345,000	2.400		06/15/25	361,181

				482,081

Leisure Time(a)(b) – 0.0%
Viking Cruises Ltd.
115,000	5.875		09/15/27	89,413

Lodging(a) – 0.1%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,695,870

Machinery – Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	129,375

Machinery-Diversified(a) – 0.5%
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	4,205,560
(3M USD LIBOR + 0.450%)
3,000,000	0.754	(c)	04/05/23	2,997,750

				7,203,310

Media – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
4,575,000	4.000		03/01/23	4,609,312
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,650,000	4.464		07/23/22	1,747,053
2,900,000	4.500		02/01/24	3,213,983
6,600,000	4.908		07/23/25	7,619,040
(3M USD LIBOR + 1.650%)
1,275,000	1.901	(c)	02/01/24	1,304,631
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,206,062
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
125,000	6.625		08/15/27	65,000

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
2,565,000	6.750		06/01/21	2,629,125
410,000	5.875		07/15/22	426,400
Entercom Media Corp.(a)(b)
120,000	7.250		11/01/24	102,300
Fox Corp.(a)
3,150,000	4.030		01/25/24	3,466,701
Meredith Corp.(a)
120,000	6.875		02/01/26	99,900
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	116,400
The Walt Disney Co.
1,650,000	3.350		03/24/25	1,831,698
Time Warner Cable LLC(a)
1,448,000	4.000		09/01/21	1,478,191
Time Warner Entertainment Co. LP
1,701,000	8.375		03/15/23	1,999,543

				31,915,339

Mining(a)(b) – 0.3%
Glencore Funding LLC
625,000	3.000		10/27/22	646,275
4,200,000	1.625		09/01/25	4,163,166
Vedanta Holdings Mauritius II Ltd.
480,000	13.000		08/21/23	494,400

				5,303,841

Miscellaneous Manufacturing – 0.2%
General Electric Co.
1,000,000	2.700		10/09/22	1,039,380
Parker-Hannifin Corp.(a)
625,000	2.700		06/14/24	668,587
Trane Technologies Global Holding Co. Ltd.
1,875,000	2.900		02/21/21	1,892,794

				3,600,761

Oil & Gas Services(a) – 0.1%
Cenovus Energy, Inc.
2,185,000	3.000		08/15/22	2,131,664

Oil Field Services – 1.9%
BP Capital Markets America, Inc.
2,050,000	2.937		04/06/23	2,166,747
Canadian Natural Resources Ltd.(a)
1,400,000	2.950		01/15/23	1,456,210
1,875,000	2.050		07/15/25	1,910,906
Chevron Corp.(a)
2,225,000	1.554		05/11/25	2,304,922
Continental Resources, Inc.(a)
2,000,000	3.800		06/01/24	1,850,000
Exxon Mobil Corp.(a)
1,850,000	2.992		03/19/25	2,025,917
Gazprom PJSC Via Gaz Capital SA
670,000	5.999		01/23/21	679,212
Marathon Petroleum Corp.(a)
4,338,000	4.500		05/01/23	4,682,090
4,200,000	4.750		12/15/23	4,611,978

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(a)(b)
$78,000	7.000%		03/31/24	$72,540
Nabors Industries, Inc.
14,000	4.625		09/15/21	10,780
Newfield Exploration Co.
125,000	5.750		01/30/22	125,388
Occidental Petroleum Corp.
1,275,000	2.700		08/15/22	1,190,531
(3M USD LIBOR + 1.450%)
2,350,000	1.730	(a)(c)	08/15/22	2,109,125
Petrobras Global Finance B.V.
1,130,000	6.250		03/17/24	1,255,713
Suncor Energy, Inc.
3,375,000	2.800		05/15/23	3,539,059
Transocean Sentry Ltd.(a)(b)
1,900,000	5.375		05/15/23	1,292,000
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	118,500
WPX Energy, Inc.(a)
120,000	5.250		09/15/24	125,100

				31,526,718

Packaging(a)(b) – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,035,000	6.000		02/15/25	2,108,769

Pharmaceuticals – 3.3%
AbbVie, Inc.
3,875,000	3.375		11/14/21	3,999,775
5,975,000	5.000	(a)(b)	12/15/21	6,228,280
5,190,000	2.300	(b)	11/21/22	5,369,003
7,500,000	2.600	(a)(b)	11/21/24	7,948,950
Bausch Health Americas, Inc.(a)(b)
110,000	9.250		04/01/26	121,000
Bausch Health Cos., Inc.(a)(b)
262,000	5.875		05/15/23	260,690
1,875,000	7.000		03/15/24	1,940,625
735,000	6.125		04/15/25	752,456
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	1.260		12/15/23	4,177,016
Becton Dickinson & Co.(a)
4,375,000	2.894		06/06/22	4,525,544
1,200,000	3.363		06/06/24	1,297,728
1,800,000	3.734		12/15/24	1,988,514
Bristol-Myers Squibb Co.(a)
1,275,000	2.900		07/26/24	1,381,156
Cigna Corp.(a)
1,080,000	3.750		07/15/23	1,168,463
(3M USD LIBOR + 0.650%)
1,550,000	0.896	(c)	09/17/21	1,550,248
CVS Health Corp.(a)
3,948,000	3.700		03/09/23	4,229,611
365,000	2.625		08/15/24	388,889
Elanco Animal Health, Inc.
1,375,000	4.912		08/27/21	1,411,077
500,000	5.272	(a)	08/28/23	535,309

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
GlaxoSmithKline Capital PLC(a)
3,275,000	0.534		10/01/23	3,277,489
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)(b)
1,150,000	7.875		09/01/25	1,231,938
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
120,000	7.250		08/15/26	121,950
McKesson Corp.(a)
675,000	2.700		12/15/22	701,595

				54,607,306

Pipelines(a) – 4.0%
Enbridge, Inc.
2,725,000	2.900		07/15/22	2,825,607
2,000,000	4.000		10/01/23	2,164,960
Energy Transfer Operating LP
10,075,000	3.600		02/01/23	10,373,824
Energy Transfer Partners LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	159,318
EQM Midstream Partners LP
3,756,000	4.750		07/15/23	3,727,830
Genesis Energy LP/Genesis Energy Finance Corp.
1,285,000	6.000		05/15/23	1,166,138
Kinder Morgan, Inc.(b)
1,600,000	5.000		02/15/21	1,619,312
3,575,000	5.625		11/15/23	4,031,635
MPLX LP
2,050,000	3.500		12/01/22	2,140,897
2,828,000	3.375		03/15/23	2,979,355
2,530,000	4.500		07/15/23	2,740,698
1,225,000	4.875		12/01/24	1,372,086
8,300,000	1.750		03/01/26	8,303,984
(3M USD LIBOR + 1.100%)
1,600,000	1.342	(c)	09/09/22	1,599,376
NGPL PipeCo LLC(b)
215,000	4.375		08/15/22	223,071
410,000	4.875		08/15/27	445,014
Plains All American Pipeline LP/PAA Finance Corp.
4,125,000	2.850		01/31/23	4,197,889
Sabine Pass Liquefaction LLC
4,275,000	6.250		03/15/22	4,532,440
225,000	5.625		04/15/23	246,422
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
1,950,000	5.125		02/01/25	1,950,000
Texas Eastern Transmission LP(b)
1,225,000	4.125		12/01/20	1,225,000
The Williams Cos., Inc.
2,025,000	3.600		03/15/22	2,094,721
3,250,000	3.700		01/15/23	3,433,852
1,425,000	4.500		11/15/23	1,561,159
Western Midstream Operating LP
1,300,000	5.375		06/01/21	1,309,750

				66,424,338

Real Estate(a) – 0.1%
China Evergrande Group
230,000	8.250		03/23/22	204,700

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Easy Tactic Ltd.
$200,000	8.625%		03/05/24	$171,625
Kaisa Group Holdings Ltd.
200,000	11.250		04/16/25	195,700
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
125,000	9.375		04/01/27	129,375
Sunac China Holdings Ltd.
200,000	7.000		07/09/25	192,990
Yuzhou Group Holdings Co. Ltd.
200,000	7.700		02/20/25	201,000

				1,095,390

Real Estate Investment Trust – 1.7%
Alexandria Real Estate Equities, Inc.(a)
375,000	4.000		01/15/24	412,883
American Tower Corp.
4,000,000	3.000		06/15/23	4,235,560
1,325,000	3.375	(a)	05/15/24	1,434,935
1,150,000	2.400	(a)	03/15/25	1,217,229
1,400,000	1.300	(a)	09/15/25	1,412,488
Boston Properties LP(a)
175,000	4.125		05/15/21	177,284
Crown Castle International Corp.
5,211,000	5.250		01/15/23	5,731,423
1,750,000	1.350	(a)	07/15/25	1,772,417
National Retail Properties, Inc.(a)
435,000	3.900		06/15/24	469,931
Simon Property Group LP(a)
726,000	2.750		06/01/23	758,590
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,627,453
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,468,637
VEREIT Operating Partnership LP(a)
2,600,000	4.600		02/06/24	2,795,494
VICI Properties LP/VICI Note Co., Inc.(a)(b)
2,140,000	3.500		02/15/25	2,126,625
WP Carey, Inc.(a)
285,000	4.600		04/01/24	315,851
230,000	4.000		02/01/25	250,852

				27,207,652

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(b)
620,000	4.250		05/15/24	630,075
1,929,000	5.000		10/15/25	1,972,403
Alimentation Couche-Tard, Inc.(b)
425,000	2.700		07/26/22	438,753
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,829,897
Beacon Roofing Supply, Inc.(b)
1,207,000	4.875		11/01/25	1,176,825
Nordstrom, Inc.
2,650,000	4.000		10/15/21	2,653,683
PetSmart, Inc.(b)
2,090,000	5.875		06/01/25	2,129,187

Corporate Obligations – (continued)
Retailing(a) – (continued)
Staples, Inc.(b)
120,000	10.750		04/15/27	96,150
Yum! Brands, Inc.(b)
1,875,000	7.750		04/01/25	2,071,875

				12,998,848

Savings & Loans(b) – 0.3%
Nationwide Building Society
2,725,000	2.000		01/27/23	2,802,363
(3M USD LIBOR + 1.181%)
2,075,000	3.622	(a)(c)	04/26/23	2,153,788

				4,956,151

Semiconductors – 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
5,455,000	3.625		01/15/24	5,856,052
Broadcom, Inc.
5,375,000	3.125		10/15/22	5,624,776
11,825,000	2.250		11/15/23	12,290,550
5,250,000	3.625	(a)	10/15/24	5,729,062
6,625,000	4.700	(a)	04/15/25	7,523,549
Microchip Technology, Inc.
1,125,000	3.922		06/01/21	1,149,496
1,800,000	2.670	(b)	09/01/23	1,861,938
NXP B.V./NXP Funding LLC(b)
1,600,000	3.875		09/01/22	1,690,080
250,000	2.700	(a)	05/01/25	264,488

				41,989,991

Software(a) – 1.1%
Fiserv, Inc.
1,950,000	3.800		10/01/23	2,125,539
6,300,000	2.750		07/01/24	6,734,511
Infor, Inc.(b)
1,025,000	1.450		07/15/23	1,038,920
1,075,000	1.750		07/15/25	1,106,465
Intuit, Inc.
1,100,000	0.950		07/15/25	1,110,120
Oracle Corp.
2,825,000	2.500		04/01/25	3,026,959
PTC, Inc.(b)
2,085,000	3.625		02/15/25	2,116,275

				17,258,789

Telecommunication Services – 2.3%
AT&T, Inc.
975,000	3.000	(a)	06/30/22	1,013,854
1,800,000	4.050		12/15/23	1,994,058
1,850,000	4.450	(a)	04/01/24	2,067,430
CenturyLink, Inc.
1,810,000	6.450		06/15/21	1,857,512
CommScope Technologies LLC(a)(b)
121,000	6.000		06/15/25	122,513
CommScope, Inc.(a)
750,000	5.500		03/01/24	769,245
1,110,000	5.500	(b)	03/01/24	1,140,525

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(a)
$1,925,000	5.375%		05/01/25	$1,987,562
Qwest Corp.
650,000	6.750		12/01/21	685,243
SoftBank Group Corp.(a)
200,000	5.125		09/19/27	199,500
Sprint Communications, Inc.
770,000	6.000		11/15/22	827,750
Sprint Corp.
1,000,000	7.250		09/15/21	1,045,000
640,000	7.875		09/15/23	733,600
T-Mobile USA, Inc.(a)
1,120,000	6.000		04/15/24	1,143,800
8,050,000	3.500	(b)	04/15/25	8,831,494
1,575,000	1.500	(b)	02/15/26	1,581,017
Telecom Italia SpA(b)
1,125,000	5.303		05/30/24	1,221,543
Verizon Communications, Inc.
2,200,000	2.450	(a)	11/01/22	2,281,620
6,700,000	5.150		09/15/23	7,596,058

				37,099,324

Toys/Games/Hobbies(a)(b) – 0.0%
Mattel, Inc.
125,000	5.875		12/15/27	134,375

Transportation(a) – 0.4%
Ryder System, Inc.
2,350,000	2.875		06/01/22	2,434,036
United Parcel Service, Inc.
1,925,000	3.900		04/01/25	2,190,708
XPO Logistics, Inc.(b)
2,100,000	6.500		06/15/22	2,105,250

				6,729,994

Trucking & Leasing(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC
1,200,000	3.550		04/15/24	1,257,732

TOTAL CORPORATE OBLIGATIONS
(Cost $1,020,441,499)				$1,043,952,561

Mortgage-Backed Obligations – 20.3%
Collateralized Mortgage Obligations – 1.7%
Interest Only(f) – 1.0%
FHLMC REMIC Series 3852, Class SW(c) (-1x 1M USD LIBOR + 6.000%)
$611,002	5.848%		05/15/41	$104,676
FHLMC REMIC Series 4314, Class SE(c) (-1x 1M USD LIBOR + 6.050%)
493,167	5.898		03/15/44	85,975
FHLMC REMIC Series 4320, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
124,767	5.948		07/15/39	25,603
FHLMC REMIC Series 4468, Class SY(c) (-1x1M USD LIBOR + 6.100%)
796,379	5.948		05/15/45	166,184

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4583, Class ST(c) (-1x 1M USD LIBOR + 6.000%)
543,290	5.848		05/15/46	94,135
FHLMC REMIC Series 4792, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
707,538	6.048		05/15/48	89,477
FHLMC REMIC Series 4905, Class SA(c) (-1x 1M USD LIBOR + 6.100%)
1,146,819	5.948		08/25/49	203,519
FHLMC REMIC Series 4936, Class ES(c) (-1x 1M USD LIBOR + 6.000%)
312,319	5.848		12/25/49	38,405
FHLMC REMIC Series 4936, Class PS(c) (-1x 1M USD LIBOR + 6.000%)
576,956	5.848		12/25/49	69,873
FHLMC REMIC Series 4980, Class KI
18,730,618	4.500		06/25/50	2,422,584
FHLMC REMIC Series 4991, Class IE
6,512,627	5.000		07/25/50	819,680
FHLMC REMIC Series 4998, Class GI
6,649,876	4.000		08/25/50	917,203
FHLMC REMIC Series 5009, Class DI
2,770,000	2.000		09/25/50	234,252
FHLMC REMIC Series 5015, Class DI
1,370,018	4.000		09/25/50	185,260
FHLMC REMIC Series 5020, Class IH(g)
2,540,000	3.000		08/25/50	267,950
FHLMC STRIPS Series 304, Class C45
175,590	3.000		12/15/27	10,141
FNMA REMIC Series 2010-135, Class AS(c) (-1x1M USD LIBOR + 5.950%)
160,739	5.802		12/25/40	22,884
FNMA REMIC Series 2015-34, Class LS(c) (-1x 1M USD LIBOR + 6.100%)
1,456,223	5.952		06/25/45	293,946
FNMA REMIC Series 2016-1, Class SJ(c) (-1x1M USD LIBOR + 6.150%)
795,995	6.002		02/25/46	136,119
FNMA REMIC Series 2017-31, Class SG(c) (-1x 1M USD LIBOR + 6.100%)
878,228	5.952		05/25/47	166,149
FNMA REMIC Series 2017-86, Class SB(c) (-1x 1M USD LIBOR + 6.150%)
646,046	6.002		11/25/47	116,932
FNMA REMIC Series 2018-17, Class CS(c) (-1x 1M USD LIBOR + 3.450%)
2,133,248	2.500		03/25/48	126,610
FNMA REMIC Series 2020-45, Class AI
975,506	4.000		07/25/50	120,485
FNMA REMIC Series 2020-45, Class EI
960,927	5.000		07/25/50	143,838
FNMA REMIC Series 2020-49, Class IO
833,813	4.000		07/25/50	110,928
FNMA REMIC Series 2020-49, Class KS(c) (-1x 1M USD LIBOR + 6.100%)
5,599,858	5.952		07/25/50	1,116,020

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2020-60, Class KI
$4,336,576	2.000%	09/25/50	$370,174
FNMA REMIC Series 2020-60, Class NI
1,272,341	4.000	09/25/50	211,671
FNMA REMIC Series 2020-62, Class GI
5,288,870	4.000	06/25/48	815,143
GNMA REMIC Series 2010-101, Class S(c) (-1x 1M USD LIBOR + 6.000%)
116,560	5.844	08/20/40	22,033
GNMA REMIC Series 2010-20, Class SE(c) (-1x 1M USD LIBOR + 6.250%)
86,330	6.094	02/20/40	17,116
GNMA REMIC Series 2013-124, Class CS(c) (-1x 1M USD LIBOR + 6.050%)
485,537	5.894	08/20/43	98,333
GNMA REMIC Series 2013-134, Class DS(c) (-1x 1M USD LIBOR + 6.100%)
54,935	5.944	09/20/43	10,810
GNMA REMIC Series 2013-152, Class TS(c) (-1x1M USD LIBOR + 6.100%)
180,445	5.944	06/20/43	35,018
GNMA REMIC Series 2014-117, Class SJ(c) (-1x 1M USD LIBOR + 5.600%)
1,395,120	5.444	08/20/44	255,875
GNMA REMIC Series 2014-132, Class SL(c) (-1x 1M USD LIBOR + 6.100%)
487,695	5.944	10/20/43	68,207
GNMA REMIC Series 2014-133, Class BS(c) (-1x 1M USD LIBOR + 5.600%)
450,146	5.444	09/20/44	79,550
GNMA REMIC Series 2014-158, Class SA(c) (-1x 1M USD LIBOR + 5.600%)
656,786	5.448	10/16/44	116,588
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M USD LIBOR + 5.600%)
191,639	5.444	11/20/44	30,910
GNMA REMIC Series 2015-110, Class MS(c) (-1x 1M USD LIBOR + 5.710%)
4,244,461	5.554	08/20/45	700,379
GNMA REMIC Series 2015-111, Class IM
640,833	4.000	08/20/45	68,803
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
333,507	6.094	09/20/45	62,626
GNMA REMIC Series 2015-57, Class AS(c) (-1x 1M USD LIBOR + 5.600%)
772,718	5.444	04/20/45	127,229
GNMA REMIC Series 2015-95, Class GI
374,506	4.500	07/16/45	65,842
GNMA REMIC Series 2016-109, Class IH
1,711,254	4.000	10/20/45	187,380
GNMA REMIC Series 2016-27, Class IA
269,351	4.000	06/20/45	23,753
GNMA REMIC Series 2017-112, Class SJ(c) (-1x 1M USD LIBOR + 5.660%)
361,873	5.504	07/20/47	55,598

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2018-105, Class SC(c) (-1x 1M USD LIBOR + 6.200%)
317,140	6.044	08/20/48	48,977
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
809,149	6.044	09/20/48	148,429
GNMA REMIC Series 2018-122, Class SE(c) (-1x 1M USD LIBOR + 6.200%)
854,492	6.044	09/20/48	137,183
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
987,893	5.994	10/20/48	151,257
GNMA REMIC Series 2018-147, Class SA(c) (-1x 1M USD LIBOR + 6.200%)
1,890,459	6.044	10/20/48	319,243
GNMA REMIC Series 2018-72, Class IB
293,745	4.000	04/20/46	36,987
GNMA REMIC Series 2019-1, Class SN(c) (-1x 1M USD LIBOR + 6.050%)
955,875	5.894	01/20/49	142,718
GNMA REMIC Series 2019-110, Class SD(c) (-1x 1M USD LIBOR + 6.100%)
903,571	5.944	09/20/49	144,742
GNMA REMIC Series 2019-110, Class SE(c) (-1x 1M USD LIBOR + 6.100%)
944,478	5.944	09/20/49	135,916
GNMA REMIC Series 2019-128, Class IO
1,514,903	4.000	10/20/49	182,167
GNMA REMIC Series 2019-129, Class AI
2,866,339	3.500	10/20/49	332,706
GNMA REMIC Series 2019-151, Class IA
3,744,041	3.500	12/20/49	391,821
GNMA REMIC Series 2019-151, Class NI
3,983,000	3.500	10/20/49	344,520
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
2,137,557	3.634	02/20/49	183,643
GNMA REMIC Series 2019-4, Class SJ(a) (c) (-1x 1M USD LIBOR + 6.050%)
789,868	5.894	01/20/49	126,163
GNMA REMIC Series 2019-52, Class SK(c) (-1X 1M USD LIBOR + 6.050%)
1,774,593	5.894	04/20/49	223,386
GNMA REMIC Series 2019-69, Class S(c) (-1x 1M USD LIBOR + 3.270%)
2,388,565	3.114	06/20/49	192,796
GNMA REMIC Series 2019-78, Class SE(c) (-1X 1M USD LIBOR + 6.100%)
449,495	5.944	06/20/49	69,357
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
742,208	5.944	08/20/49	115,964
GNMA REMIC Series 2019-98, Class SC(c) (-1x1M USD LIBOR + 6.050%)
1,275,866	5.894	08/20/49	195,878

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-61, Class GI
$7,612,233	5.000%	05/20/50		$785,464
GNMA REMIC Series 2020-61, Class SF(c) (-1x 1M USD LIBOR + 6.440%)
4,535,579	6.284	07/20/43		888,396

				16,809,579

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
15,428	0.498	04/25/37		15,513

Sequential Fixed Rate – 0.7%
FHLMC REMIC Series 4619, Class NA
1,429,616	3.000	03/15/44		1,534,629
FHLMC REMIC Series 4630, Class MC
1,000,485	4.000	08/15/54		1,087,532
FHLMC REMIC Series 4649, Class ML
6,952,298	4.000	11/15/54		7,668,335
FNMA REMIC Series 2012-111, Class B
18,092	7.000	10/25/42		22,366
FNMA REMIC Series 2012-153, Class B
62,254	7.000	07/25/42		78,650

				10,391,512

Sequential Floating Rate(b)(c) – 0.0%
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
208,097	3.750	05/28/52		222,212

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$27,438,816

Commercial Mortgage-Backed Securities – 0.7%
Sequential Fixed Rate(b) – 0.5%
BANK Series 2017-BNK9, Class D
$700,000	2.800%	11/15/54		$532,570
BANK Series 2018-BK15, Class D(a)
1,170,000	3.000	11/15/61		863,937
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
1,200,000	2.500	11/15/52		776,769
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	09/15/50		1,047,136
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
884,000	2.500	03/15/53		593,371
JPMBD Commercial Mortgage Series 2017-C7, Class D(a)
980,000	3.000	10/15/50		739,834
Morgan Stanley Capital I Trust Series 2018-L1, Class D
2,200,000	3.000	10/15/51		1,863,451
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D
900,000	3.401	03/15/50		783,199
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	01/15/60		644,145

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(b) – (continued)
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(a)
1,100,000	2.500	02/15/53		881,452

				8,725,864

Sequential Floating Rate(c) – 0.2%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(b) (1M USD LIBOR + 0.900%)
267,825	1.052	09/15/35		265,089
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.514	09/15/48		1,936,466
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(b)
1,000,000	3.375	06/10/50		869,140

				3,070,695

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$11,796,559

Federal Agencies – 17.9%
GNMA – 10.9%
$3,999,729	4.500%	08/20/47		$4,358,816
529,439	5.000	08/20/48		576,845
1,849,219	5.000	11/20/48		2,010,755
8,999,761	5.000	12/20/48		9,780,298
5,718,533	4.500	01/20/49		6,166,257
4,038,311	4.500	03/20/49		4,349,121
1,462,697	5.000	03/20/49		1,589,554
105,614	5.000	04/20/49		114,774
4,625,320	4.500	05/20/49		4,975,528
164,446	5.000	08/20/49		179,319
3,790,890	4.500	10/20/49		4,080,670
861,827	4.500	11/20/49		924,967
1,846,207	4.500	12/20/49		1,981,465
7,574,978	5.000	12/20/49		8,260,117
283,384	5.000	02/20/50		310,718
42,000,000	2.000	TBA-30yr	(h)	43,603,588
68,000,000	2.500	TBA-30yr	(h)	71,350,399
4,000,000	4.500	TBA-30yr	(h)	4,285,858
9,000,000	5.000	TBA-30yr	(h)	9,758,400

				178,657,449

UMBS – 1.6%
747,605	5.000	04/01/48		819,133
1,441,340	5.000	10/01/48		1,579,242
26,153	4.500	11/01/48		28,820
2,390,983	5.000	11/01/48		2,619,824
58,400	5.000	04/01/49		64,028
18,097,476	5.000	10/01/49		19,829,700
113,503	5.000	03/01/50		124,441
95,559	5.000	04/01/50		104,865

				25,170,053

UMBS, 30 Year, Single Family(h) – 5.4%
31,000,000	2.000	TBA-30yr		32,037,925
37,000,000	3.500	TBA-30yr		39,011,867
3,000,000	4.000	TBA-30yr		3,198,868

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(h) – (continued)
$13,000,000	5.000%	TBA-30yr	$14,242,154

			88,490,814

TOTAL FEDERAL AGENCIES			$292,318,316

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $328,897,245)			$331,553,691

Asset-Backed Securities – 4.6%
Automotive(b) – 0.0%
Ford Credit Auto Owner Trust Series 2016-2, Class A
$450,000	2.030%	12/15/27	$455,261

Collateralized Loan Obligations(b)(c) – 3.8%
AIMCO CLO Series 2017-AA, Class A (3M USD LIBOR + 1.260%)
3,150,000	1.532	07/20/29	3,132,373
Bain Capital Credit CLO Ltd. Series 2016-2A, Class AR (3M USD LIBOR + 1.140%)
1,994,191	1.415	01/15/29	1,980,483
Bowman Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.180%)
379,621	1.436	11/23/25	378,662
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
4,400,000	1.202	09/15/35	4,368,194
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R (3M USD LIBOR + 1.230%)
3,100,000	1.472	06/09/30	3,085,749
Crown City CLO I Series 2020-1A, Class A1 (3M USD LIBOR + 2.050%)
2,500,000	2.357	07/20/30	2,506,948
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
1,065,244	1.525	07/15/26	1,061,258
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,250,000	1.999	07/20/31	5,260,930
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
2,400,000	1.251	06/15/36	2,383,058
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
6,000,000	1.312	10/20/27	5,941,494
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
16,200,000	1.025	04/15/29	15,974,334
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	1.551	07/22/30	4,096,950
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
3,000,000	1.345	12/21/29	2,978,241
OCP CLO Ltd. Series 2015-8A, Class A1R (3M USD LIBOR + 0.850%)
995,879	1.123	04/17/27	992,796

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,500,000	1.332	06/15/36	1,478,022
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
795,829	1.122	07/20/27	788,385
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
2,900,729	1.192	10/20/27	2,886,886
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
126,657	1.151	05/01/26	126,379
Whitehorse IX Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
682,076	1.433	07/17/26	680,392
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
2,625,000	2.917	07/28/30	2,642,881

			62,744,415

Student Loan(c) – 0.8%
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
24,959	1.298	09/25/40	24,907
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
489,937	0.848	02/25/39	478,351
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
394,765	1.148	12/25/56	389,633
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,431,243	1.145	07/25/45	1,403,614
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
1,509,386	0.905	12/01/31	1,452,201
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,106,149	1.156	05/20/30	1,107,471
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
781,126	1.298	03/25/66	781,126
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
54,013	0.848	12/26/31	53,003
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
34,252	0.698	05/25/57	33,581
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,195,311	1.298	09/25/65	1,190,871
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
2,258,794	1.368	10/25/27	2,261,026
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
651,222	0.370	06/15/29	645,721

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
$808,800	0.385%	10/25/28	$801,513
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
701,014	0.575	01/25/22	659,591
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
256,646	1.895	07/25/22	252,999
SLM Student Loan Trust Series 2012-3, Class A (1M USD LIBOR + 0.650%)
862,296	0.798	12/27/38	838,836
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
151,843	1.146	10/01/24	152,002

			12,526,446

TOTAL ASSET-BACKED SECURITIES
(Cost $75,907,831)			$75,726,122

Foreign Debt Obligations – 0.9%
Sovereign – 0.9%
Abu Dhabi Government International Bond
$870,000	2.500%	10/11/22	899,363
Dominican Republic
403,333	7.500	05/06/21	414,551
Perusahaan Penerbit SBSN Indonesia III(b)
3,530,000	2.300	06/23/25	3,662,375
Qatar Government International Bond
870,000	2.375	06/02/21	874,622
1,840,000	3.375 (b)	03/14/24	1,980,300
690,000	3.400 (b)	04/16/25	757,059
Republic of Colombia(a)
1,510,000	4.000	02/26/24	1,612,397
Republic of Egypt(b)
550,000	4.550	11/20/23	549,656
Republic of Indonesia
200,000	5.875	01/15/24	230,125
EUR 250,000	2.150 (b)	07/18/24	306,944
Republic of Nigeria
$1,390,000	6.750	01/28/21	1,393,909
Republic of Turkey
200,000	4.250	03/13/25	184,063
Saudi Government International Bond(b)
800,000	2.900	10/22/25	855,000
Ukraine Government Bond
1,500,000	7.750	09/01/21	1,540,500

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $14,681,067)			$15,260,864

Municipal Debt Obligations – 0.2%
California(a) – 0.0%
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
$380,000	3.146%	05/01/23	$399,087

Connecticut – 0.2%
Connecticut State GO Bonds Series A
3,000,000	3.130	01/15/24	3,226,200

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $3,312,407)			$3,625,287

U.S. Treasury Obligations(i) – 0.1%
United States Treasury Notes
$100,000	1.875%	02/28/22	$102,457
610,000	0.500	04/30/27	612,764
850,000	2.875	08/15/28	1,003,531

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,601,159)			$1,718,752

Shares	Description	Value

Exchange Traded Funds(j) – 3.4%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF	$36,506,279
372,615	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	18,684,779

TOTAL EXCHANGE TRADED FUNDS
(Cost $55,337,661)		$55,191,058

Shares	Dividend Rate	Value

Investment Company(j) – 17.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
288,081,453	0.027%	$288,081,453
(Cost $288,081,453)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $1,788,260,322)		$1,815,109,788

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.7%
Certificate of Deposit(c) – 0.2%
Barclays Bank PLC (3M LIBOR + 0.450%)
$3,000,000	0.701%	08/03/21	$2,999,999

Commercial Paper(b)(k) – 0.5%
VW Credit, Inc.
2,500,000	0.000	01/29/21	2,497,723

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b)(k) – (continued)
Intercontinental Exchange, Inc.
$7,000,000	0.000%	11/10/20	$6,997,123

			9,494,846

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,480,689)			$12,494,845

TOTAL INVESTMENTS – 111.6%
(Cost $1,800,741,011)			$1,827,604,633

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.6)%			(190,417,125)

NET ASSETS – 100.0%			$1,637,187,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $217,489,059 which represents approximately 13.3% of the Fund’s net assets as of September 30, 2020.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
AUDOR	—Australian Dollar Offered Rate
CDOR	—Canadian Dollar Offered Rate
CHFOR	—Swiss Franc Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NIBOR	—Norwegian Interbank Offered Rate
NZDOR	—New Zealand Dollar Offered Rate
PLC	—Public Limited Company
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
STIBOR	—Stockholm Interbank Offered Rate
STRIPS	—Separate Trading of Registered Interest and Principal of Securities
UMBS	—Uniform Mortgage Backed Securities

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	CAD	589,927	CHF	405,789	12/16/20	$1,568
	CAD	2,593,727	USD	1,943,783	12/16/20	4,827
	CLP	2,059,634,143	USD	2,615,877	11/16/20	8,846
	CNH	50,470,882	USD	7,343,341	12/16/20	56,428
	COP	3,012,709,465	USD	783,985	10/05/20	3,031
	COP	2,437,205,315	USD	627,257	11/20/20	7,896
	EUR	365,818	CHF	392,938	12/16/20	2,030
	EUR	418,395	CZK	11,326,783	12/16/20	214
	EUR	422,566	PLN	1,916,422	12/16/20	426
	EUR	1,498,961	SEK	15,603,552	12/16/20	16,574
	EUR	4,315,601	USD	5,035,202	12/16/20	33,701
	GBP	1,442,434	EUR	1,570,902	12/16/20	17,098
	GBP	4,436,596	USD	5,693,019	12/16/20	34,702
	ILS	4,773,265	USD	1,389,737	12/16/20	5,305
	INR	424,458,342	USD	5,670,483	10/28/20	83,765
	JPY	47,474,079	AUD	614,817	12/16/20	10,178
	JPY	1,096,234,974	USD	10,345,195	12/16/20	60,515
	KRW	526,967,635	USD	449,416	11/02/20	2,523
	MXN	27,625,938	USD	1,221,530	12/16/20	16,812
	NZD	751,097	USD	492,742	12/16/20	4,111
	RUB	46,960,782	USD	594,935	11/17/20	6,912
	TWD	31,377,331	USD	1,079,258	11/09/20	10,642
	USD	8,138,054	AUD	11,173,577	12/16/20	133,277
	USD	7,696,903	CAD	10,099,929	12/16/20	109,045
	USD	2,588,748	CHF	2,344,476	12/16/20	37,200
	USD	1,410,249	CLP	1,094,962,288	11/16/20	14,870
	USD	2,087,846	CLP	1,615,069,433	12/17/20	28,925
	USD	1,853,340	CNH	12,633,628	12/16/20	1,065
	USD	447,178	COP	1,675,127,177	10/05/20	9,581
	USD	543,715	COP	2,056,314,769	11/20/20	7,826
	USD	2,626,494	EUR	2,216,776	12/16/20	22,772
	USD	4,516,726	GBP	3,445,801	12/16/20	68,137
	USD	536,681	IDR	7,908,536,966	11/05/20	6,248
	USD	450,278	ILS	1,536,257	12/16/20	1,288
	USD	945,270	MXN	20,958,903	12/16/20	5,781
	USD	4,273,455	NOK	38,092,449	12/16/20	188,671
	USD	4,045,050	NZD	6,033,053	12/16/20	54,163
	USD	917,265	PLN	3,506,899	12/16/20	9,806
	USD	4,121,114	RUB	312,109,658	11/17/20	121,131
	USD	4,771,738	SEK	41,799,730	12/16/20	99,713
	USD	1,083,497	TRY	8,288,466	10/19/20	15,083
	USD	1,149,801	TRY	8,647,532	10/23/20	36,494
	USD	419,600	TRY	3,197,266	11/10/20	10,077
	USD	1,267,751	ZAR	21,306,904	12/17/20	7,582
	ZAR	37,303,068	USD	2,173,433	12/17/20	32,806

TOTAL						$1,409,645

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	614,670	CAD	590,949	12/16/20	$(3,617)
	AUD	4,946,589	USD	3,603,650	12/16/20	(59,900)
	CAD	4,045,386	USD	3,077,608	12/16/20	(38,399)
	CHF	1,193,979	EUR	1,109,201	12/16/20	(3,379)
	CHF	2,015,405	USD	2,213,774	12/16/20	(20,362)
	CNH	15,198,999	USD	2,233,911	12/16/20	(5,516)
	COP	5,582,145,126	USD	1,519,551	10/05/20	(61,316)
	CZK	10,078,796	USD	447,516	12/16/20	(10,425)
	EUR	365,736	GBP	334,904	12/16/20	(2,791)
	EUR	418,395	HUF	153,383,523	12/16/20	(2,694)
	EUR	1,040,866	NOK	11,545,654	12/16/20	(15,529)
	EUR	421,687	SEK	4,483,757	12/16/20	(5,862)
	EUR	11,924,421	USD	14,122,522	12/16/20	(116,651)
	GBP	1,123,541	USD	1,455,826	12/16/20	(5,316)
	IDR	6,162,344,699	USD	416,290	11/05/20	(2,976)
	ILS	3,064,371	USD	896,054	12/16/20	(455)
	JPY	206,885,153	EUR	1,684,240	12/16/20	(14,428)
	JPY	97,011,623	USD	921,349	12/16/20	(493)
	KRW	532,710,892	USD	458,414	11/02/20	(1,550)
	MXN	38,537,740	USD	1,778,257	12/16/20	(50,792)
	NOK	50,356,022	USD	5,619,739	12/16/20	(219,890)
	NZD	743,673	EUR	419,207	12/16/20	(438)
	PLN	1,583,380	EUR	355,335	12/16/20	(7,638)
	PLN	1,575,641	USD	420,972	12/16/20	(13,253)
	RUB	167,282,098	USD	2,231,291	11/17/20	(87,411)
	SEK	11,800,160	EUR	1,134,413	12/16/20	(13,504)
	SEK	18,532,649	USD	2,107,401	12/16/20	(35,976)
	TRY	2,677,819	USD	357,280	10/23/20	(12,531)
	TWD	13,214,426	USD	459,000	10/26/20	(907)
	TWD	26,107,782	USD	918,000	11/09/20	(11,140)
	USD	2,757,251	AUD	3,920,370	12/16/20	(51,311)
	USD	2,299,900	CAD	3,080,018	12/16/20	(14,051)
	USD	491,522	CLP	386,542,991	11/16/20	(1,074)
	USD	2,323,983	CNH	15,943,718	12/16/20	(13,599)
	USD	1,794,375	COP	6,919,727,414	10/05/20	(13,280)
	USD	458,372	CZK	10,587,744	12/16/20	(791)
	USD	493,848	EUR	422,368	12/16/20	(2,246)
	USD	2,355,725	GBP	1,840,749	12/16/20	(20,716)
	USD	1,472,966	ILS	5,078,280	12/16/20	(11,222)
	USD	3,529,662	INR	266,293,952	10/28/20	(80,402)
	USD	4,405,119	JPY	465,451,220	12/16/20	(13,050)
	USD	2,293,088	KRW	2,691,593,007	11/02/20	(15,280)
	USD	4,252,122	NOK	40,316,692	12/16/20	(71,174)
	USD	1,807,591	NZD	2,764,501	12/16/20	(21,137)
	USD	1,155,702	RUB	91,386,441	11/17/20	(15,502)
	USD	1,713,059	SEK	15,639,458	12/16/20	(34,989)
	USD	3,306,355	TWD	95,868,141	11/09/20	(23,648)
	USD	985,812	ZAR	16,883,117	12/17/20	(12,716)
	ZAR	7,417,271	USD	449,096	12/17/20	(10,412)

TOTAL						$(1,251,739)

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra 10 Year U.S. Treasury Notes	51	12/21/20	$8,156,016	$(29,579)
2 Year U.S. Treasury Notes	799	12/31/20	176,547,789	71,995
5 Year U.S. Treasury Notes	1,109	12/31/20	139,768,656	98,334
10 Year U.S. Treasury Notes	560	12/21/20	78,137,500	83,525
20 Year U.S. Treasury Bonds	90	12/21/20	15,865,313	75,104

Total				$299,379
Short position contracts:
Australian 10 Year Government Bonds	(4)	12/15/20	(428,010)	(180)
Ultra Long U.S. Treasury Bonds	(14)	12/21/20	(3,105,375)	(3,183)

Total				$(3,363)

TOTAL FUTURES CONTRACTS				$296,016

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M CDOR(a)	1.250%(a)	12/16/23	CAD	111,960	(b)	$1,566,422	$1,347,985	$218,437
0.750%(a)	3M LIBOR(c)	12/16/23		$83,670	(b)	(1,258,155)	(1,267,542)	9,387
6M CDOR(a)	0.840(a)	06/24/24	CAD	92,070	(b)	88,561	38,750	49,811
1M LIBOR + 0.090(c)	3M LIBOR(c)	07/25/24		$17,200		10,508	284	10,224
6M CDOR(a)	0.810(a)	09/30/24	CAD	37,610		3,361	3,380	(19)
6M AUDOR(a)	0.553(a)	05/16/25	AUD	61,430	(b)	262,174	(932,493)	1,194,667
(0.307)(d)	6M EURO(a)	05/18/25	EUR	45,640	(b)	(170,367)	(687,271)	516,904
3M STIBOR(c)	0.000(d)	12/16/25	SEK	195,880	(b)	(83,838)	(73,431)	(10,407)
6M NIBOR(a)	0.750(d)	12/16/25	NOK	377,460	(b)	241,894	5,525	236,369
3M LIBOR(c)	1.000(a)	12/16/25		$2,100	(b)	66,141	66,978	(837)
(0.250)(d)	6M EURO(a)	12/16/25	EUR	56,050	(b)	(561,857)	(610,544)	48,687
0.500(a)	6M GBP(a)	12/16/25	GBP	5,650	(b)	(105,734)	(103,799)	(1,935)
6M AUDOR(a)	0.960(a)	04/21/27	AUD	4,150	(b)	35,685	760	34,925
6M CHFOR(a)	(0.000)(d)	12/16/27	CHF	21,810	(b)	(42,535)	(87,837)	45,302
(0.250)(d)	6M EURO(a)	12/16/27	EUR	19,890	(b)	(157,961)	(121,336)	(36,625)
6M AUDOR(a)	0.920(a)	09/04/28	AUD	22,190	(b)	53,099	(5,131)	58,230
1.750(a)	3M NZDOR(c)	03/19/30	NZD	8,600	(b)	(257,408)	(247,124)	(10,284)
6M EURO(a)	0.050(d)	05/21/30	EUR	17,480	(b)	130,269	57,257	73,012
3M LIBOR(c)	0.980(a)	05/21/30		$7,420	(b)	(20,412)	(10,639)	(9,773)
3M LIBOR(c)	1.750(a)	06/18/30		20,990	(b)	718,614	735,211	(16,597)
0.250(d)	6M EURO(a)	06/18/30	EUR	12,600	(b)	(241,858)	(651,862)	410,004
1.140(a)	6M CDOR(a)	06/24/30	CAD	19,010	(b)	16,010	(19,797)	35,807
0.000(d)	6M EURO(a)	09/08/30	EUR	15,440	(b)	(40,631)	6,016	(46,647)
6M CHFOR(a)	(0.000)(d)	12/16/30	CHF	11,720	(b)	105,796	64,534	41,262
3M NZDOR(c)	0.500(a)	12/16/30	NZD	1,830	(b)	(4,014)	(6,312)	2,298
6M AUDOR(a)	1.000(a)	12/16/30	AUD	7,620	(b)	99,580	74,419	25,161
(0.250)(d)	6M EURO(a)	12/16/30	EUR	22,050	(b)	91,647	186,943	(95,296)

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.160(a)	3M LIBOR(c)	05/21/35		$8,000	(b)	$95,643	$13,886	$81,757
1.363(a)	6M AUDOR(a)	04/21/40	AUD	1,200	(b)	19,899	(517)	20,416
0.260(d)	6M EURO(a)	05/21/40	EUR	8,320	(b)	17,534	(27,130)	44,664
3M LIBOR(c)	1.750(a)	06/19/40		$4,520	(b)	128,124	177,514	(49,390)
0.750(d)	6M EURO(a)	06/19/40	EUR	4,780	(b)	(274,433)	(347,087)	72,654
0.855(a)	3M LIBOR(c)	04/09/45		$3,260	(b)	63,261	117	63,144
3M LIBOR(c)	0.845(a)	04/10/50		3,350	(b)	(54,293)	121	(54,414)
6M CDOR(a)	1.750(a)	06/17/50	CAD	840		46,364	3,802	42,562
3M LIBOR(c)	1.750(a)	06/20/50		$3,570	(b)	127,766	155,560	(27,794)
0.500(d)	6M EURO(a)	06/20/50	EUR	4,550	(b)	(317,735)	(361,197)	43,462
0.250(d)	6M EURO(a)	12/16/50		700	(b)	(66,324)	(50,741)	(15,583)

TOTAL						$330,797	$(2,672,748)	$3,003,545

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Received by the Fund(a)	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 8	3.000%	7.210%	MS & Co. Int. PLC	11/18/54	$6,350	$(1,397,662)	$(1,400,837)	$3,175
Markit CMBX Series 8	3.000	11.810	MS & Co. Int. PLC	10/17/57	2,100	(588,263)	(578,351)	(9,912)
Markit CMBX Series 10	3.000	8.190	MS & Co. Int. PLC	11/17/59	3,100	(1,080,494)	(792,517)	(287,977)

TOTAL						$(3,066,419)	$(2,771,705)	$(294,714)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)		Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
CDX.NA.EB Index 34	(1.000)%	0.595%	12/20/25	EUR	22,750	$(571,886)	$(577,473)	$5,587
Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000%	0.685%	06/20/24		$3,425	40,872	5,932	34,940
CDX.NA.EX Index 34	5.000	3.450	12/20/25	EUR	6,950	595,046	675,970	(80,924)
CDX.NA.HY Index 34	5.000	3.803	06/20/25		$14,499	749,138	636,501	112,637
CDX.NA.HY Index 35	5.000	4.072	12/20/25		15,800	685,545	622,483	63,062
CDX.NA.IG Index 28	1.000	0.829	06/20/22		21,975	71,382	261,196	(189,814)
CDX.NA.IG Index 32	1.000	0.774	06/20/24		225	1,934	3,147	(1,213)
CDX.NA.IG Index 33	1.000	0.811	12/20/24		1,650	13,382	(6,810)	20,192
CDX.NA.IG Index 34	1.000	0.689	06/20/23		37,100	321,323	431,535	(110,212)
CDX.NA.IG Index 34	1.000	0.848	06/20/25		31,700	229,894	309,100	(79,206)
General Electric Co. 2.700%, 10/09/22	1.000	1.265	06/20/24		2,025	(18,947)	(25,734)	6,787
General Electric Co. 2.700%, 10/09/22	1.000	1.425	12/20/24		825	(14,145)	(11,077)	(3,068)
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.832	06/20/24		120	781	(203)	984

TOTAL						$2,104,319	$2,324,567	$(220,248)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
3Y IRS	Citibank NA	0.150%	12/01/2020	(5,990,000)	$(5,990,000)	$(76,907)	$(61,718)	$(15,189)
3Y IRS	Citibank NA	0.150	12/02/2020	(4,070,000)	(4,070,000)	(52,558)	(46,283)	(6,275)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(6,800,000)	(6,800,000)	(54,133)	(69,139)	15,006
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(7,000,000)	(7,000,000)	(57,800)	(70,700)	12,900
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(5,420,000)	(5,420,000)	(2,082)	(60,804)	58,722
3Y IRS	MS & Co. Int. PLC	0.200	12/02/2020	(5,760,000)	(5,760,000)	(52,636)	(52,421)	(215)
3Y IRS	MS & Co. Int. PLC	0.200	12/03/2020	(4,300,000)	(4,300,000)	(39,502)	(43,337)	3,835
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(6,420,000)	(6,420,000)	(52,693)	(58,034)	5,341
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(1,970,000)	(1,970,000)	(896)	(22,501)	21,605
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(7,810,000)	(7,810,000)	(25,763)	(80,926)	55,163

				(55,540,000)	$(55,540,000)	$(414,970)	$(565,863)	$150,893

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
3Y IRS	Citibank NA	0.100%	12/01/2020	(5,990,000)	$(5,990,000)	$(4,386)	$(17,124)	$12,738
3Y IRS	Citibank NA	0.100	12/02/2020	(4,070,000)	(4,070,000)	(3,095)	(9,160)	6,065
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(6,800,000)	(6,800,000)	(32,449)	(69,139)	36,690
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(7,000,000)	(7,000,000)	(31,853)	(70,700)	38,847
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(6,420,000)	(6,420,000)	(19,437)	(20,154)	717

				(30,280,000)	$(30,280,000)	$(91,220)	$(186,277)	$95,057

TOTAL				(85,820,000)	$(85,820,000)	$(506,190)	$(752,140)	$245,950

Abbreviations:
1Y IRS	—1 Year Interest Rate Swaptions
3Y IRS	—3 Years Interest Rate Swaptions
4M IRS	—4 Months Interest Rate Swaptions
6M IRS	—6 Months Interest Rate Swaptions
CDX.NA.HY Index 34	—CDX North America High Yield Index 34
CDX.NA.HY Index 35	—CDX North America High Yield Index 35
CDX.NA.IG Index 28	—CDX North America Investment Grade Index 28
CDX.NA.IG Index 32	—CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	—CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 51.4%
Advertising – 0.2%
The Interpublic Group of Cos., Inc.
$10,100,000	3.500%		10/01/20	$10,100,000

Agriculture(a) – 0.2%
BAT International Finance PLC
8,644,000	3.500		06/15/22	9,036,351

				9,036,351

Automotive – 3.8%
BMW US Capital LLC(a)
10,595,000	2.000	(b)	04/11/21	10,668,000
11,420,000	2.950		04/14/22	11,840,142
Daimler Finance North America LLC(a)
5,000,000	3.350		05/04/21	5,080,350
(3M USD LIBOR + 0.900%)
38,000,000	1.180	(c)	02/15/22	38,113,240
10,000,000	3.400		02/22/22	10,356,900
Toyota Motor Credit Corp.(c) (SOFR + 0.400%)
25,150,000	0.470		10/23/20	25,150,000
(3M USD LIBOR + 0.150%)
24,891,000	0.415		02/14/22	24,859,861
Volkswagen Group of America Finance LLC(a) (3M USD LIBOR + 0.770%)
18,008,000	1.024	(c)	11/13/20	18,020,786
8,000,000	3.875		11/13/20	8,031,440
20,000,000	2.500		09/24/21	20,368,000
(3M USD LIBOR + 0.940%)
5,500,000	1.197	(c)	11/12/21	5,523,375
3,150,000	4.000		11/12/21	3,265,888

				181,277,982

Banks – 31.6%
ABN AMRO Bank NV(a)
7,307,000	2.650		01/19/21	7,358,880
(3M USD LIBOR + 0.570%)
38,650,000	0.821	(c)	08/27/21	38,810,397
Bank of America Corp.(b)(c) (3M USD LIBOR + 0.630%)
25,000,000	2.328		10/01/21	25,000,000
(3M USD LIBOR + 0.380%)
10,935,000	0.636		01/23/22	10,942,217
(3M USD LIBOR + 0.630%)
27,125,000	3.499		05/17/22	27,632,780
Bank of Montreal(c) (SOFR + 0.680%)
54,147,000	0.754		03/10/23	54,402,574
Banque Federative du Credit Mutuel SA(a)
30,000,000	2.750		10/15/20	30,027,000
Barclays Bank PLC(b)
6,500,000	1.700		05/12/22	6,609,395
BNP Paribas SA
6,000,000	5.000		01/15/21	6,080,400
(3M USD LIBOR + 0.390%)
32,050,000	0.632	(a)(c)	08/07/21	32,120,510
BNZ International Funding Ltd.(a)(c) (3M USD LIBOR + 0.980%)
13,145,000	1.229		09/14/21	13,235,438
BPCE SA(a)(c) (3M USD LIBOR + 0.300%)
26,230,000	0.568		01/14/22	26,230,000

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.440%)
31,430,000	0.517		02/17/22	31,436,600
Canadian Imperial Bank of Commerce(c) (SOFR + 0.800%)
38,955,000	0.880		03/17/23	39,238,982
Citibank NA(b)(c) (3M USD LIBOR + 0.600%)
30,000,000	0.853		05/20/22	30,059,400
(3M USD LIBOR + 0.596%)
10,100,000	2.844		05/20/22	10,250,086
Citigroup, Inc. (3M USD LIBOR + 1.190%)
6,588,000	1.441	(c)	08/02/21	6,641,626
4,825,000	4.500		01/14/22	5,071,558
(3M USD LIBOR + 0.960%)
8,664,000	1.205	(b)(c)	04/25/22	8,747,868
3,000,000	2.750	(b)	04/25/22	3,100,050
Citizens Bank NA(b) (c) (3M USD LIBOR + 0.720%)
15,000,000	0.985		02/14/22	15,052,650
Cooperatieve Rabobank UA
16,805,000	2.750		01/10/22	17,321,082
9,251,000	3.875		02/08/22	9,688,017
Credit Agricole Corporate & Investment Bank SA(b) (c) (3M USD LIBOR + 0.625%)
30,644,000	0.924		10/03/21	30,644,000
Credit Suisse AG(c)(SOFR + 0.450%)
50,900,000	0.530		02/04/22	50,944,283
DNB Bank ASA(a)
10,000,000	2.125		10/02/20	10,000,000
Federation des Caisses Desjardins du Quebec(a)
17,000,000	2.250		10/30/20	17,027,710
Fifth Third Bank NA(c) (3M USD LIBOR + 0.640%)
20,000,000	0.891		02/01/22	20,110,600
HSBC Holdings PLC(c) (3M USD LIBOR + 1.660%)
9,268,000	1.910		05/25/21	9,355,953
(3M USD LIBOR + 1.500%)
4,550,000	1.804		01/05/22	4,604,191
ING Bank NV(a)
11,520,000	2.750		03/22/21	11,654,899
(3M USD LIBOR + 0.880%)
4,400,000	1.160	(c)	08/15/21	4,429,392
ING Groep NV(c) (3M USD LIBOR + 1.150%)
12,960,000	1.368		03/29/22	13,081,435
JPMorgan Chase & Co.
14,775,000	2.400	(b)	06/07/21	14,961,165
7,061,000	4.350		08/15/21	7,310,606
9,428,000	4.500		01/24/22	9,938,809
KeyBank NA
5,000,000	3.300		02/01/22	5,191,650
Lloyds Bank PLC(c) (3M USD LIBOR + 0.490%)
8,351,000	0.732		05/07/21	8,370,374
Macquarie Bank Ltd.(a)
15,370,000	2.850		01/15/21	15,473,748
Mitsubishi UFJ Financial Group, Inc.
7,650,000	2.950		03/01/21	7,734,150
(3M USD LIBOR + 0.700%)
12,500,000	0.948	(c)	03/07/22	12,583,250
6,630,000	3.218		03/07/22	6,876,835
6,067,000	2.623		07/18/22	6,285,473

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mizuho Bank Ltd.(a)
$20,000,000	2.700%		10/20/20	$20,023,000
Mizuho Financial Group, Inc.
20,190,000	2.632	(a)	04/12/21	20,431,472
(3M USD LIBOR + 1.140%)
10,446,000	1.389	(c)	09/13/21	10,538,447
(3M USD LIBOR + 0.940%)
27,975,000	1.196	(c)	02/28/22	28,254,750
Morgan Stanley, Inc.
6,256,000	5.750		01/25/21	6,361,726
(SOFR + 0.830%)
11,195,000	0.903	(b)(c)	06/10/22	11,230,600
(SOFR + 0.700%)
64,982,000	0.784	(b)(c)	01/20/23	65,958,030
MUFG Union Bank NA(b)
12,590,000	3.150		04/01/22	13,065,147
(SOFR + 0.710%)
17,250,000	0.791	(c)	12/09/22	17,308,822
National Australia Bank Ltd.(a)(c) (3M USD LIBOR + 0.710%)
12,000,000	0.959		11/04/21	12,074,760
National Australia Bank Ltd.(a)(c) (3M USD LIBOR + 0.350%)
4,950,000	0.616		01/12/21	4,954,010
Nordea Bank Abp(a)
9,300,000	4.875		01/14/21	9,420,621
PNC Bank NA(b)(c) (3M USD LIBOR + 0.325%)
33,500,000	0.581		02/24/23	33,530,820
Royal Bank of Canada(c) (3M USD LIBOR + 0.400%)
11,052,000	0.645		01/25/21	11,065,152
Santander UK PLC
(3M USD LIBOR + 0.620%)
13,350,000	0.866	(c)	06/01/21	13,390,317
31,650,000	3.400		06/01/21	32,271,289
(3M USD LIBOR + 0.660%)
21,800,000	0.940	(c)	11/15/21	21,916,194
Skandinaviska Enskilda Banken AB(a)
12,000,000	3.250		05/17/21	12,219,600
5,100,000	3.050		03/25/22	5,297,217
(3M USD LIBOR + 0.320%)
25,000,000	0.566	(c)	09/01/23	24,994,500
Societe Generale SA(a)
4,900,000	2.500		04/08/21	4,952,479
Standard Chartered PLC(a)
20,058,000	3.050		01/15/21	20,187,374
(3M USD LIBOR + 1.200%)
10,000,000	1.450	(b)(c)	09/10/22	10,033,600
Sumitomo Mitsui Financial Group, Inc.
20,000,000	2.934		03/09/21	20,220,200
Svenska Handelsbanken AB(c) (3M USD LIBOR + 1.150%)
5,000,000	1.370		03/30/21	5,026,800
The Bank of Nova Scotia(c)(SOFR + 0.550%)
60,000,000	0.630		09/15/23	60,037,800
The Huntington National Bank(b)(c) (3M USD LIBOR + 0.550%)
15,000,000	0.799		02/05/21	15,018,900
The Toronto-Dominion Bank(c) (3M USD LIBOR + 0.300%)
19,500,000	0.568		07/30/21	19,536,465

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.350%)
7,000,000	0.608		07/22/22	7,013,300
(SOFR + 0.480%)
400,000	0.563		01/27/23	400,852
(SOFR + 0.450%)
13,100,000	0.530		09/28/23	13,102,096
Truist Bank(b) (c)(SOFR + 0.730%)
16,760,000	0.804		03/09/23	16,857,208
Truist Financial Corp.(b)
25,000,000	2.900		03/03/21	25,221,500
(3M USD LIBOR + 0.650%)
10,000,000	0.875	(c)	04/01/22	10,056,700
UBS AG(a)(b)
17,500,000	1.750		04/21/22	17,835,650
UBS Group AG(a)
38,763,000	3.000		04/15/21	39,308,395
US Bank NA(b)(c) (3M USD LIBOR + 0.380%)
15,400,000	0.660		11/16/21	15,442,658
(3M USD LIBOR + 0.440%)
15,000,000	0.696		05/23/22	15,063,300
Wells Fargo & Co.
7,429,000	2.625		07/22/22	7,705,879
Wells Fargo Bank NA(b)(c) (3M USD LIBOR + 0.620%)
26,000,000	0.871		05/27/22	26,072,020
(3M USD LIBOR + 0.650%)
23,000,000	2.082		09/09/22	23,316,940
Westpac Banking Corp.(c) (3M USD LIBOR + 0.850%)
18,690,000	1.116		01/11/22	18,852,229
(3M USD LIBOR + 0.390%)
25,000,000	0.656		01/13/23	25,068,000

				1,512,272,852

Biotechnology(b)(c) – 0.5%
Gilead Sciences, Inc. (3M USD LIBOR + 0.520%)
22,250,000	0.740		09/29/23	22,269,580

				22,269,580

Chemicals(c) – 0.2%
DuPont de Nemours, Inc. (3M USD LIBOR + 0.710%)
10,000,000	0.990		11/15/20	10,008,800

Computers(c) – 0.6%
Hewlett Packard Enterprise Co. (3M USD LIBOR + 0.680%)
9,670,000	0.929		03/12/21	9,685,762
(3M USD LIBOR + 0.720%)
19,233,000	1.024	(b)	10/05/21	19,229,923

				28,915,685

Diversified Financial Services – 4.2%
Air Lease Corp.
7,900,000	3.875	(b)	04/01/21	7,969,599
22,940,000	3.375		06/01/21	23,187,064
American Express Co.(b)
8,000,000	3.000		02/22/21	8,065,600
15,607,000	3.375		05/17/21	15,862,018
13,038,000	3.700		11/05/21	13,471,513
(3M USD LIBOR + 0.620%)
20,000,000	0.873	(c)	05/20/22	20,121,800

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Capital One Financial Corp.(b)
$25,000,000	3.450%		04/30/21	$25,377,750
(3M USD LIBOR + 0.950%)
15,000,000	1.192	(c)	03/09/22	15,104,250
GE Capital International Funding Co. Unlimited Co.
43,194,000	2.342		11/15/20	43,295,506
Intercontinental Exchange, Inc.(b)(c) (3M USD LIBOR + 0.650%)
30,000,000	0.903		06/15/23	30,067,200

				202,522,300

Electrical(b)(c) – 1.6%
Dominion Energy, Inc. (3M USD LIBOR + 0.530%)
20,500,000	0.775		09/15/23	20,517,015
Duke Energy Progress LLC (3M USD LIBOR + 0.180%)
14,400,000	0.433		02/18/22	14,415,120
Florida Power & Light Co. (3M USD LIBOR + 0.380%)
14,075,000	0.641		07/28/23	14,085,134
NextEra Energy Capital Holdings, Inc. (3M USD LIBOR + 0.550%)
14,323,000	0.806		08/28/21	14,330,305
Southern Power Co.(a) (3M USD LIBOR + 0.550%)
15,300,000	0.777		12/20/20	15,307,344

				78,654,918

Electronics(b) – 0.6%
Honeywell International, Inc.
24,055,000	0.483		08/19/22	24,089,158
(3M USD LIBOR + 0.230%)
3,866,000	0.498	(c)	08/19/22	3,867,740

				27,956,898

Insurance – 3.8%
Jackson National Life Global Funding(a)(c) (3M USD LIBOR + 0.480%)
25,000,000	0.730		06/11/21	25,060,750
(SOFR + 0.600%)
50,000,000	0.692		01/06/23	50,044,500
Metropolitan Life Global Funding I(a)(c) (3M USD LIBOR + 0.230%)
19,000,000	0.507		01/08/21	19,010,260
(SOFR + 0.570%)
41,000,000	0.660		01/13/23	41,161,130
Protective Life Global Funding(a)
13,355,000	2.700		11/25/20	13,401,876
17,255,000	3.397		06/28/21	17,635,818
4,194,000	1.999		09/14/21	4,260,685
Reinsurance Group of America, Inc.
9,125,000	5.000		06/01/21	9,391,632

				179,966,651

Machinery – Construction & Mining – 0.4%
Caterpillar Financial Services Corp.
13,030,000	2.750		08/20/21	13,313,142
8,220,000	0.950		05/13/22	8,299,734

				21,612,876

Corporate Obligations – (continued)
Miscellaneous Manufacturing – 0.1%
General Electric Co.
3,046,000	5.300		02/11/21	3,095,193

Oil Field Services – 0.5%
Chevron USA, Inc.
18,585,000	0.333		08/12/22	18,598,010
Phillips 66(b) (c) (3M USD LIBOR + 0.600%)
6,807,000	0.834		02/26/21	6,791,684

				25,389,694

Pharmaceuticals – 2.2%
AbbVie, Inc.(a) (3M USD LIBOR + 0.460%)
21,142,000	0.728	(c)	11/19/21	21,182,381
11,892,000	3.450	(b)	03/15/22	12,324,869
Bayer US Finance II LLC(a)(b)
27,750,000	3.500		06/25/21	28,298,895
Bayer US Finance LLC(a)
25,413,000	3.000		10/08/21	26,038,922
McKesson Corp.
18,970,000	3.650		11/30/20	19,068,265

				106,913,332

Pipelines(c) – 0.9%
Enbridge, Inc. (3M USD LIBOR + 0.500%)
2,095,000	0.770		02/18/22	2,094,937
MPLX LP(b) (3M USD LIBOR + 1.100%)
40,000,000	1.342		09/09/22	39,984,400

				42,079,337

TOTAL CORPORATE OBLIGATIONS
(Cost $2,451,144,492)				$2,462,072,449

Municipal Debt Obligations – 0.5%
Connecticut(b) – 0.0%
Connecticut State GO Taxable Series 2020
$1,475,000	3.000%		07/01/21	$1,503,644

New York – 0.3%
New York State Dormitory Authority Personal Income Tax Subordinate Anticipation Notes Series 2020
12,440,000	5.000		03/31/21	12,738,933

Pennsylvania – 0.2%
Philadelphia School District Tax & Revenue Anticipation Notes Series 2020
10,245,000	4.000		06/30/21	10,531,553

				10,531,553

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $24,713,321)				$24,774,130

U.S. Treasury Obligations – 5.2%
United States Treasury Bills(d)
$1,000,000	0.000%		10/01/20	$999,998
100,000	0.000		10/06/20	99,999
200,000	0.000		10/08/20	199,998

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$4,600,000	0.000%	10/13/20	$4,599,912
5,700,000	0.000	10/15/20	5,699,848
1,200,000	0.000	10/20/20	1,199,952
33,300,000	0.000	10/22/20	33,298,530
300,000	0.000	10/27/20	299,984
800,000	0.000	10/29/20	799,949
1,100,000	0.000	11/03/20	1,099,919
10,500,000	0.000	11/05/20	10,499,142
300,000	0.000	11/10/20	299,973
2,500,000	0.000	11/19/20	2,499,715
34,300,000	0.000	11/24/20	34,296,069
9,400,000	0.000	11/27/20	9,398,512
800,000	0.000	12/10/20	799,844
3,300,000	0.000	12/17/20	3,299,329
15,700,000	0.000	12/24/20	15,695,970
100,000	0.000	12/29/20	99,978
100,000	0.000	01/05/21	99,975
125,000,000	0.000	04/01/21	124,925,746
United States Treasury Note
1,100,000	1.375	10/31/20	1,101,074

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $251,314,026)			$251,313,416

Shares	Dividend Rate	Value

Investment Companies(e) – 18.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
680,345,872	0.027%	$680,345,872
Goldman Sachs Financial Square Money Market Fund – Institutional Shares
198,780,843	0.093	198,979,623

TOTAL INVESTMENT COMPANIES
(Cost $879,169,561)		$879,325,495

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $3,606,341,400)		$3,617,485,490

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 26.9%
Certificates of Deposit – 12.0%
Banco Del Estado De Chile
$6,661,000	0.250%		11/06/20	$6,661,581
Bank of Montreal(c)
20,000,000	0.300		02/08/21	20,004,198
Barclays Bank PLC(c)
30,000,000	0.701		08/03/21	29,999,989
Bayerische Landesbank(c)
(3M USD LIBOR + 0.470%)
39,675,000	0.717		01/28/22	39,596,667

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bayerische Landesbank – (continued)
(3M USD LIBOR + 0.470%)
13,000,000	0.721		02/03/22	13,020,872
Canadian Imperial Bank of Commerce(c)
17,000,000	0.409		08/06/21	17,020,134
Credit Agricole Corporate & Investment Bank(c)
(3M USD LIBOR + 0.480%)
30,000,000	0.730		09/10/21	30,064,782
(3M USD LIBOR + 0.480%)
2,500,000	0.726		09/17/21	2,504,311
Credit Industriel ET Commercial(c)
20,000,000	0.250		11/25/20	20,000,898
Credit Suisse AG (3M USD LIBOR + 0.260%)
2,900,000	0.483	(c)	02/05/21	2,902,130
25,000,000	0.580		01/10/22	25,088,825
DNB Bank ASA(a)(c) (1M USD LIBOR + 0.100%)
13,700,000	0.251		02/24/21	13,708,374
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)
50,000,000	0.480		02/17/22	49,897,145
Lloyds Bank Corporate Markets PLC(c)
24,400,000	0.735		08/17/22	24,440,628
MUFG Bank Ltd.(c)
2,780,000	0.709		02/04/21	2,784,081
National Bank Of Kuwait Sakp
35,000,000	0.295		12/11/20	35,002,515
47,000,000	0.430		03/05/21	47,015,843
Natixis SA(c)
25,000,000	0.778		01/22/21	25,043,529
Nordea Bank AB NY(c)
4,600,000	0.569		05/05/21	4,613,148
Norinchukin Bank NY
25,000,000	0.210		11/24/20	25,002,099
Norinchukin Bank NY
19,025,000	0.250		02/26/21	19,025,782
Sumitomo Mitsui Banking Corp.
39,386,000	0.190		12/07/20	39,389,345
(3M USD LIBOR + 0.370%)
25,250,000	0.619	(c)	11/05/21	25,269,269
24,550,000	0.700		07/08/22	24,557,636
Svenska Handelsbanken(c)
(3M USD LIBOR + 0.120%)
5,000,000	0.353		06/18/21	5,004,278
(3M USD LIBOR + 0.260%)
23,850,000	0.564		01/06/22	23,882,989

				571,501,048

Commercial Paper(d) – 14.9%
Agricultural Bank China
1,000,000	0.000		12/14/20	999,188
Albion Capital Corp.
37,604,000	0.000		11/20/20	37,597,767
25,000,000	0.000		01/27/21	24,986,447
Banco Del Estado De Chile
13,998,000	0.000		12/22/20	13,982,767
Bank Of China, Ltd.
5,500,000	0.000		11/20/20	5,497,008
12,659,000	0.000		12/03/20	12,649,188
15,666,000	0.000		03/03/21	15,623,244

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
BAT International Finance PLC
$8,000,000	0.000%	10/14/20	$7,998,619
Bedford Row Funding Corp.
20,000,000	0.000	11/09/20	19,996,822
China Construction Banking Corp.
20,000,000	0.000	10/06/20	19,999,533
17,097,000	0.000	11/12/20	17,093,263
CNPC Finance
40,000,000	0.000	10/06/20	39,998,087
Collateralized Commercial Paper V Co. LLC
7,923,000	0.000	04/21/21	7,914,109
Columbia Funding Co.
25,000,000	0.000	10/22/20	24,997,632
14,500,000	0.000	01/06/21	14,490,014
First Abu Dhabi Bank PJSC
30,000,000	0.000	11/16/20	29,995,457
20,000,000	0.000	08/27/21	19,952,373
HSBC Bank PLC
10,603,000	0.000	08/03/21	10,577,592
Industrial & Commercial Bank of China Ltd.
19,000,000	0.000	10/07/20	18,999,520
Ionic Capital II Trust
12,311,000	0.000	10/08/20	12,310,508
Landesbank Baden-Wuerttemberg
10,000,000	0.000	01/04/21	9,993,973
42,500,000	0.000	01/11/21	42,471,668
Landesbank Hessen-Thuringen
15,000,000	0.000	02/04/21	14,991,427
Lime Funding
16,340,000	0.000	10/21/20	16,338,532
NatWest Group PLC
45,000,000	0.000	02/01/21	44,973,030
Salisbury Receivables Co.
25,000,000	0.000	12/07/20	24,986,872
Schlumberger Holdings
7,000,000	0.000	11/10/20	6,999,490
7,500,000	0.000	12/02/20	7,499,042
Shell International Finance B.V.
20,000,000	0.000	01/27/21	19,984,728
25,000,000	0.000	06/14/21	24,945,566
Societe Generale SA
40,000,000	0.000	06/28/21	39,921,480
Standard Chartered Bank
10,750,000	0.000	08/02/21	10,723,410
Suncor Energy, Inc.
7,828,000	0.000	10/27/20	7,826,896
The Boeing Co.
5,000,000	0.000	11/04/20	4,994,643

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
The Walt Disney Co.
12,900,000	0.000	04/07/21	12,877,854
10,000,000	0.000	04/12/21	9,982,486
9,115,000	0.000	06/30/21	9,090,738
Versailles CDS LLC
50,000,000	0.000	01/05/21	49,972,786

			714,233,759

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,284,704,570)			$1,285,734,807

TOTAL INVESTMENTS – 102.4%
(Cost $4,891,045,970)			$4,903,220,297

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(113,635,627)

NET ASSETS – 100.0%			$4,789,584,670

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
USD	—U.S. Dollar

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Assets:
Investments of unaffiliated issuers, at value (cost $421,982,664, $334,566,928 and $210,195,154, respectively)	$430,066,811	$353,255,269	$209,753,432
Investments of affiliated issuers, at value (cost $53,938,284, $71,603,005 and $0, respectively)	53,938,300	71,603,005	—
Purchased options, at value (premium paid $0, $108,000 and $0, respectively)	—	95,578	—
Cash	431,121	5,149,934	5,833,503
Variation margin on futures contracts	61,280	154,213	17,250
Variation margin on swaps contracts	—	3,057	2,206
Receivables:
Interest and dividends	2,362,020	1,137,257	187,682
Fund shares sold	213,938	8,783,586	21,089
Reimbursement from investment adviser	12,684	36,019	31,538
Investments sold	—	1,342	240,830
Investments sold on an extended — settlement basis	—	96,283,203	—
Collateral on certain derivative contracts(a)	—	411,177	190,631
Other assets	40,240	50,962	27,740
Total assets	487,126,394	536,964,602	216,305,901

Liabilities:
Forward sale contracts, at value (proceeds received $0, $17,055,938 and $0, respectively)	—	17,038,514	—
Written option contracts, at value (premium received $0, $371,199 and $0, respectively)	—	215,381	—
Payables:
Investments purchased on an extended — settlement basis	2,274,426	169,953,750	—
Fund shares redeemed	385,560	8,789,709	45,810
Management fees	92,393	133,554	56,953
Distribution and Service fees and Transfer Agency fees	15,823	42,206	7,785
Income distributions	7,822	37,406	16,123
Investments purchased	1,309	1,504	—
Accrued expenses	204,295	243,731	195,826
Total liabilities	2,981,628	196,455,755	322,497

Net Assets:
Paid-in capital	484,006,494	326,434,636	225,056,999
Total distributable earnings (loss)	138,272	14,074,211	(9,073,595)
NET ASSETS	$484,144,766	$340,508,847	$215,983,404
Net Assets:
Class A	$10,644,455	$82,291,098	$6,908,041
Class C	—	4,447,870	—
Administration	4,739,607	—	—
Institutional	148,278,218	155,605,012	85,820,276
Service	—	37,450,583	50,303
Investor	7,903,390	14,497,413	2,827,584
Class R6	52,967,508	12,273,323	1,299,222
Class R	—	16,183,044	—
Class P	259,611,588	17,760,504	119,077,978
Total Net Assets	$484,144,766	$340,508,847	$215,983,404
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,115,200	5,238,045	796,699
Class C	—	283,095	—
Administration	495,892	—	—
Institutional	15,556,105	9,919,844	9,901,243
Service	—	2,390,198	5,778
Investor	830,007	923,152	327,005
Class R6	5,556,255	782,666	149,824
Class R	—	1,031,290	—
Class P	27,235,083	1,132,603	13,725,297
Net asset value, offering and redemption price per share:(b)
Class A	$9.54	$15.71	$8.67
Class C	—	15.71	—
Administration	9.56	—	—
Institutional	9.53	15.69	8.67
Service	—	15.67	8.71
Investor	9.52	15.70	8.65
Class R6	9.53	15.68	8.67
Class R	—	15.69	—
Class P	9.53	15.68	8.68

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Government Income	$—	$111,177	$300,000

High Quality Floating Rate	141,470	49,161	—

(b)	Maximum public offering price per share for Class A shares of the Government Income Fund is $16.32. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2020 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund

Assets:
Investments of unaffiliated issuers, at value (cost $396,448,462, $1,013,154,456 and $1,457,321,897, respectively)	$433,240,158	$1,036,157,657	$1,484,332,122
Investments of affiliated issuers, at value (cost $18,521,754, $244,129,220 and $343,419,114, respectively)	18,521,754	244,129,220	343,272,511
Purchased options, at value (premium paid $72,000, $0 and $0, respectively)	63,719	—	—
Cash	6,931,934	15,769,586	25,124,721
Foreign currencies, at value (cost $0, $0 and $139,191, respectively)	—	—	138,659
Unrealized gain on forward foreign currency exchange contracts	—	—	1,409,645
Unrealized gain on swap contracts	—	—	3,175
Variation margin on futures contracts	—	678,585	—
Variation margin on swaps contracts	6,494	7,802	—
Receivables:
Collateral on certain derivative contracts(a)	1,437,817	180,405	18,539,362
Interest and dividends	485,090	2,401,472	9,945,639
Fund shares sold	819,791	5,721,386	3,692,979
Reimbursement from investment adviser	23,841	42,268	43,793
Investments sold	—	77,750	16,843
Investments sold on an extended — settlement basis	—	102,227,285	57,304,824
Due from broker	—	—	7,913
Due from broker — upfront payment	—	—	1,654,225
Other assets	47,061	50,774	74,491

Total assets	461,577,659	1,407,444,190	1,945,560,902

Liabilities:
Written option contracts, at value (premium received $391,298, $0 and $752,140, respectively)	235,862	—	506,190
Unrealized loss on swap contracts	—	—	297,889
Unrealized loss on forward foreign currency exchange contracts	—	—	1,251,739
Variation margin on futures contracts	18,878	—	425,777
Variation margin on swaps contracts	—	—	232,011
Payables:
Fund shares redeemed	1,753,493	4,685,731	3,118,742
Management fees	94,373	344,089	461,242
Distribution and Service fees and Transfer Agency fees	45,046	68,499	51,668
Investments purchased	301	4,228	11,564,739
Investments purchased on an extended — settlement basis	—	348,101,699	287,318,094
Collateral on certain derivative contracts(b)	—	130,000	10,000
Income distributions	—	71,975	4,088
Upfront payments received on swap contracts	—	—	2,771,705
Accrued expenses	161,970	346,592	359,510

Total liabilities	2,309,923	353,752,813	308,373,394

Net Assets:
Paid-in capital	437,557,475	1,076,975,682	1,604,104,847
Total distributable earnings (loss)	21,710,261	(23,284,305)	33,082,661

NET ASSETS	$459,267,736	$1,053,691,377	$1,637,187,508
Net Assets:
Class A	$65,059,127	$105,699,074	$65,673,196
Class C	2,502,681	15,772,928	1,313,044
Institutional	197,999,491	453,706,728	68,274,277
Service	—	19,378,778	—
Investor	55,027,045	39,492,399	10,895,368
Class R6	75,220,246	13,885,853	6,731,677
Class R	16,887,082	—	2,833,818
Class P	46,572,064	405,755,617	1,481,466,128

Total Net Assets	$459,267,736	$1,053,691,377	$1,637,187,508
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	5,687,071	10,553,616	6,416,673
Class C	222,892	1,585,455	128,333
Institutional	17,079,394	45,456,101	6,659,106
Service	—	1,943,822	—
Investor	4,777,017	3,939,955	1,063,213
Class R6	6,493,369	1,391,056	657,064
Class R	1,483,613	—	276,468
Class P	4,018,406	40,663,923	144,566,847

Net asset value, offering and redemption price per share:(c)
Class A	$11.44	$10.02	$10.23
Class C	11.23	9.95	10.23
Institutional	11.59	9.98	10.25
Service	—	9.97	—
Investor	11.52	10.02	10.25
Class R6	11.58	9.98	10.25
Class R	11.38	—	10.25
Class P	11.59	9.98	10.25

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Forward Foreign Currency	Futures	Swaps	Options
Inflation Protected Securities	$—	$—	$1,157,817	$280,000
Short Duration Government	—	—	180,405	—
Short Duration Income	1,980,000	1,882,679	14,676,683	—

(b)	Segregated for initial margin and/or collateral as follows:

Fund	TBA
Inflation Protected Securities	$—
Short Duration Government	130,000
Short Duration Income	10,000

(c)	Maximum public offering price per share for Class A shares of the Inflation Protected Securities, Short Duration Government and Short Duration Income Funds is $11.89, $10.17 and $10.39, respectively. At redemption, Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement of Assets and Liabilities (continued)

September 30, 2020 (Unaudited)

Short-Term Conservative Income Fund
Assets:
Investments of unaffiliated issuers, at value (cost $4,011,876,409)	$4,023,894,802
Investments of affiliated issuers, at value (cost $879,169,561)	879,325,495
Cash	4,807,510
Receivables:
Interest	10,522,636
Fund shares sold	6,826,311
Reimbursement from investment adviser	83,330
Other assets	77,553
Total assets	4,925,537,637

Liabilities:
Payables:
Investments purchased on an extended — settlement basis	124,933,646
Fund shares redeemed	7,118,222
Investments purchased	2,688,204
Management fees	661,454
Distribution and Service fees and Transfer Agency fees	162,828
Income distributions	68,694
Accrued expenses	319,919
Total liabilities	135,952,967

Net Assets:
Paid-in capital	4,785,118,838
Total distributable earnings	4,465,832
NET ASSETS	$4,789,584,670
Net Assets:
Class A	$103,395,816
Administration	27,086
Preferred	26,977
Institutional	1,627,374,892
Investor	168,788,643
Class R6	276,743,502
Class P	2,613,227,754
Total Net Assets	$4,789,584,670
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	10,264,902
Administration	2,688
Preferred	2,679
Institutional	161,490,153
Investor	16,749,417
Class R6	27,449,673
Class P	259,507,905
Net asset value, offering and redemption price per share:
Class A	$10.07
Administration	10.08
Preferred	10.07
Institutional	10.08
Investor	10.08
Class R6	10.08
Class P	10.07

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund
Investment income:

Interest	$4,450,789	$2,423,908	$1,188,333

Dividends — affiliated issuers	16,892	54,362	—

Total Investment Income	4,467,681	2,478,270	1,188,333

Expenses:

Management fees	573,154	983,493	349,490

Transfer Agency fees(a)	85,638	118,915	42,601

Custody, accounting and administrative services	72,747	64,481	56,641

Registration fees	67,543	82,580	63,190

Professional fees	64,936	65,545	68,169

Printing and mailing costs	16,719	32,671	12,804

Trustee fees	10,028	9,909	9,907

Distribution and Service fees(a)	7,712	160,067	5,351

Administration Shares fees	5,665	—	—

Service Share fees — Service Plan	—	46,507	62

Service Share fees — Shareholder Administration Plan	—	46,507	63

Other	11,125	2,402	9,429

Total expenses	915,267	1,613,077	617,707

Less — expense reductions	(121,402)	(346,923)	(204,377)

Net expenses	793,865	1,266,154	413,330

NET INVESTMENT INCOME	3,673,816	1,212,116	775,003

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	722,996	5,102,801	(247,238)

Investment — affiliated issuers	(1,582)	—	—

Purchased options	—	(51,065)	—

Futures contracts	(3,004,363)	(1,115,496)	(354,252)

Written options	—	220,869	—

Swap contracts	—	13,741	7,455

Net change in unrealized gain on:

Investments — unaffiliated issuers	14,383,908	(1,151,239)	7,236,857

Investments — affiliated issuers	1,598	—	—

Purchased options	—	38,531	—

Futures contracts	2,492,695	1,093,735	292,485

Written options	—	119,167	—

Swap contracts	—	71,309	54,350

Net realized and unrealized gain	14,595,252	4,342,353	6,989,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,269,068	$5,554,469	$7,764,660

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Administration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income	$7,712	$—	$—	$6,424	$—	$907	$32,938	$—	$4,630	$7,326	$—	$33,413
Government Income	93,053	24,771	42,243	46,517	3,101	—	39,938	7,441	7,459	1,688	10,567	2,204
High Quality Floating Rate	5,351	—	—	4,465	—	—	16,165	10	1,763	212	—	19,986

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2020 (Unaudited)

	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund
Investment income:

Interest	$2,734,596	$5,706,156	$13,583,388

Dividends — affiliated issuers	7,637	55,955	334,650

Dividends — unaffiliated issuers	—	—	178,872

Total Investment Income	2,742,233	5,762,111	14,096,910

Expenses:

Management fees	522,244	2,062,105	2,382,681

Distribution and Service fees(a)	128,273	194,866	34,922

Transfer Agency fees(a)	126,004	232,400	199,284

Registration fees	72,923	88,298	81,078

Professional fees	66,344	68,477	95,058

Custody, accounting and administrative services	52,578	95,641	141,597

Printing and mailing costs	31,648	30,134	17,255

Trustee fees	9,951	10,377	10,418

Service Share fees — Service Plan	—	23,470	—

Service Share fees — Shareholder Administration Plan	—	23,470	—

Prime Broker Fees	—	—	6,283

Other	1,924	21,494	23,108

Total expenses	1,011,889	2,850,732	2,991,684

Less — expense reductions	(156,563)	(400,446)	(381,707)

Net expenses	855,326	2,450,286	2,609,977

NET INVESTMENT INCOME	1,886,907	3,311,825	11,486,933

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,296,763	9,568,187	5,596,288

Purchased options	(56,496)	—	(152,723)

Futures contracts	930,223	(3,927,816)	4,310,803

Written options	232,811	—	634,048

Swap contracts	(1,234,453)	113,122	(436,479)

Forward foreign currency exchange contracts	—	—	(58,193)

Foreign currency transactions	—	—	8,999

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	19,451,942	(1,551,729)	45,221,820

Investments — affiliated issuers	—	—	(146,603)

Purchased options	47,945	—	—

Futures contracts	(505,062)	2,505,040	(3,314,557)

Written options	110,400	—	220,209

Swap contracts	2,277,877	125,933	3,067,341

Forward foreign currency exchange contracts	—	—	476,343

Foreign currency translation	—	—	44,430

Net realized and unrealized gain	24,551,950	6,832,737	55,471,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,438,857	$10,144,562	$66,958,659

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Inflation Protected Securities	$73,827	$11,790	$42,656	$36,815	$1,473	$36,338	$—	$25,702	$9,401	$10,655	$5,620
Short Duration Government	118,491	76,375	—	59,188	9,529	78,177	3,755	25,091	2,041	—	54,619
Short Duration Income	26,222	6,301	2,399	12,980	787	11,995	—	4,223	563	580	168,156

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statement of Operations (continued)

For the Six Months Ended September 30, 2020 (Unaudited)

Short-Term Conservative Income Fund
Investment income:

Interest (net of foreign withholding taxes of $11,359)	$24,721,376

Dividends — affiliated issuers	475,691

Total investment income	25,197,067

Expenses:

Management fees	5,172,759

Transfer Agency fees(a)	798,843

Registration fees	277,703

Custody, accounting and administrative services	131,172

Distribution and Service fees(a)	61,868

Professional fees	59,540

Printing and mailing costs	46,864

Trustee fees	14,087

Other	33,341

Total expenses	6,596,177

Less — expense reductions	(1,875,293)

Net expenses	4,720,884

NET INVESTMENT INCOME	20,476,183

Realized and unrealized gain (loss):

Net realized loss from:

Investments — unaffiliated issuers	(1,748,258)

Net change in unrealized gain on:

Investments — unaffiliated issuers	78,451,947

Investments — affiliated issuers	357,205

Net realized and unrealized gain	77,060,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,537,077

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Administration	Preferred	Class A	Administration	Preferred	Institutional	Investor	Class R6	Class P
Short-Term Conservative Income	$61,110	$747	$11	$50,508	$120	$5	$306,166	$83,461	$41,891	$316,692

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Enhanced Income Fund		Government Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$3,673,816	$11,359,455	$1,212,116	$4,968,461

Net realized gain (loss)	(2,282,949)	(1,192,890)	4,170,850	6,080,085

Net change in unrealized gain (loss)	16,878,201	(8,974,467)	171,503	15,352,521

Net increase in net assets resulting from operations	18,269,068	1,192,098	5,554,469	26,401,067

Distributions to shareholders:

From distributable earnings:

Class A Shares	(72,463)	(261,881)	(390,537)	(1,675,580)

Class C Shares	—	—	(7,505)	(46,557)

Administration Shares	(31,357)	(70,531)	—	—

Institutional Shares	(1,365,525)	(5,541,448)	(1,344,785)	(3,158,981)

Service Shares	—	—	(160,356)	(658,954)

Investor Shares	(57,368)	(186,385)	(77,116)	(43,226)

Class R6 Shares	(400,378)	(1,172,754)	(76,552)	(200,189)

Class R Shares	—	—	(67,725)	(346,718)

Class P Shares	(1,772,988)	(4,149,291)	(100,456)	(265,702)

Total distributions to shareholders	(3,700,079)	(11,382,290)	(2,225,032)	(6,395,907)

From share transactions:

Proceeds from sales of shares	235,554,693	140,488,430	146,415,089	157,586,953

Reinvestment of distributions	3,512,302	9,943,703	2,022,691	5,567,628

Cost of shares redeemed	(169,399,683)	(260,972,104)	(159,735,399)	(137,962,450)

Net increase (decrease) in net assets resulting from share transactions	69,667,312	(110,539,971)	(11,297,619)	25,192,131

TOTAL INCREASE (DECREASE)	84,236,301	(120,730,163)	(7,968,182)	45,197,291

Net assets:

Beginning of period	399,908,465	520,638,628	348,477,029	303,279,738

End of period	$484,144,766	$399,908,465	$340,508,847	$348,477,029

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Quality Floating Rate Fund		Inflation Protected Securities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$775,003	$8,324,312	$1,886,907	$10,529,529

Net realized gain (loss)	(594,035)	(1,615,749)	3,168,848	4,488,882

Net change in unrealized gain (loss)	7,583,692	(7,417,393)	21,383,102	8,135,678

Net increase (decrease) in net assets resulting from operations	7,764,660	(708,830)	26,438,857	23,154,089

Distributions to shareholders:

From distributable earnings:

Class A Shares	(21,055)	(193,737)	(149,532)	(1,285,840)

Class C Shares	—	—	(1,156)	(56,365)

Institutional Shares	(316,348)	(1,702,124)	(724,304)	(4,276,401)

Service Shares	(85)	(1,847)	—	—

Investor Shares	(10,683)	(219,902)	(177,012)	(530,726)

Class R6 Shares	(5,833)	(78,961)	(270,936)	(1,214,934)

Class R Shares	—	—	(24,331)	(344,350)

Class P Shares	(538,331)	(6,313,919)	(172,756)	(2,470,173)

Total distributions to shareholders	(892,335)	(8,510,490)	(1,520,027)	(10,178,789)

From share transactions:

Proceeds from sales of shares	45,717,760	134,041,858	155,194,350	172,739,162

Reinvestment of distributions	708,788	7,698,518	1,115,619	7,613,377

Cost of shares redeemed	(77,283,811)	(363,671,237)	(71,004,317)	(254,941,275)

Net increase (decrease) in net assets resulting from share transactions	(30,857,263)	(221,930,861)	85,305,652	(74,588,736)

TOTAL INCREASE (DECREASE)	(23,984,938)	(231,150,181)	110,224,482	(61,613,436)

Net assets:

Beginning of period	239,968,342	471,118,523	349,043,254	410,656,690

End of period	$215,983,404	$239,968,342	$459,267,736	$349,043,254

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short Duration Government Fund		Short Duration Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$3,311,825	$14,918,119	$11,486,933	$19,835,938

Net realized gain (loss)	5,753,493	(797,757)	9,902,743	11,227,626

Net change in unrealized gain (loss)	1,079,244	24,943,062	45,568,983	(21,301,266)

Net increase in net assets resulting from operations	10,144,562	39,063,424	66,958,659	9,762,298

Distributions to shareholders:

From distributable earnings:

Class A Shares	(487,707)	(1,612,658)	(199,212)	(204,392)

Class C Shares	(47,530)	(218,634)	(9,663)	(29,030)

Institutional Shares	(2,647,957)	(8,506,675)	(678,746)	(1,621,428)

Service Shares	(81,641)	(345,618)	—	—

Investor Shares	(257,852)	(683,357)	(72,852)	(427,011)

Class R6 Shares	(92,994)	(154,121)	(39,403)	(31,178)

Class R Shares	—	—	(7,636)	(2,544)

Class P Shares	(2,502,712)	(9,818,952)	(12,454,344)	(16,907,067)

Return of capital:

Class A Shares	—	—	—	(35,902)

Class C Shares	—	—	—	(5,099)

Institutional Shares	—	—	—	(284,803)

Investor Shares	—	—	—	(75,005)

Class R6 Shares	—	—	—	(5,477)

Class R Shares	—	—	—	(447)

Class P Shares	—	—	—	(2,969,733)

Total distributions to shareholders	(6,118,393)	(21,340,015)	(13,461,856)	(22,599,116)

From share transactions:

Proceeds from sales of shares	405,814,217	358,156,062	953,489,897	500,444,296

Reinvestment of distributions	5,690,631	19,215,179	13,433,795	22,238,452

Cost of shares redeemed	(221,259,859)	(541,056,490)	(196,129,984)	(394,786,334)

Net increase (decrease) in net assets resulting from share transactions	190,244,989	(163,685,249)	770,793,708	127,896,414

TOTAL INCREASE (DECREASE)	194,271,158	(145,961,840)	824,290,511	115,059,596

Net assets:

Beginning of period	859,420,219	1,005,382,059	812,896,997	697,837,401

End of period	$1,053,691,377	$859,420,219	$1,637,187,508	$812,896,997

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:

Net investment income	$20,476,183	$91,923,298

Net realized loss	(1,748,258)	(3,857,420)

Net change in unrealized gain (loss)	78,809,152	(70,156,429)

Net increase in net assets resulting from operations	97,537,077	17,909,449

Distributions to shareholders:

From distributable earnings:

Class A Shares	(287,804)	(1,094,179)

Administration Shares	(2,964)	(16,229)

Preferred Shares	(127)	(614)

Institutional Shares	(7,650,709)	(32,560,408)

Investor Shares	(580,337)	(1,641,339)

Class R6 Shares	(1,438,071)	(12,940,127)

Class P Shares	(10,692,734)	(45,807,958)

Total distributions to shareholders	(20,652,746)	(94,060,854)

From share transactions:

Proceeds from sales of shares	2,318,824,381	5,513,818,310

Reinvestment of distributions	20,159,147	90,530,023

Cost of shares redeemed	(1,442,160,051)	(5,079,555,959)

Net increase in net assets resulting from share transactions	896,823,477	524,792,374

TOTAL INCREASE	973,707,808	448,640,969

Net assets:

Beginning of period	3,815,876,862	3,367,235,893

End of period	$4,789,584,670	$3,815,876,862

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.22		$9.45	$9.41	$9.44	$9.41	$9.42

Net investment income(a)	0.07		0.20	0.19	0.11	0.08	0.04

Net realized and unrealized gain (loss)	0.32		(0.24)	0.04	(0.03)	0.03	(0.01)

Total from investment operations	0.39		(0.04)	0.23	0.08	0.11	0.03

Distributions to shareholders from net investment income	(0.07)		(0.19)	(0.19)	(0.11)	(0.08)	(0.04)

Net asset value, end of period	$9.54		$9.22	$9.45	$9.41	$9.44	$9.41

Total return(b)	4.31%		(0.41)%	2.41%	0.86%	1.19%	0.29%

Net assets, end of period (in 000s)	$10,644		$10,456	$19,396	$10,590	$35,560	$35,378

Ratio of net expenses to average net assets	0.58	%(c)	0.59%	0.61%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets	0.63	%(c)	0.63%	0.65%	0.70%	0.71%	0.71%

Ratio of net investment income to average net assets	1.41	%(c)	2.08%	2.02%	1.14%	0.88%	0.42%

Portfolio turnover rate(d)	24%		53%	42%	63%	89%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Administration Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.23		$9.46	$9.43	$9.46	$9.43	$9.44

Net investment income(a)	0.07		0.19	0.19	0.12	0.09	0.05

Net realized and unrealized gain (loss)	0.33		(0.23)	0.03	(0.03)	0.03	(0.01)

Total from investment operations	0.40		(0.04)	0.22	0.09	0.12	0.04

Distributions to shareholders from net investment income	(0.07)		(0.19)	(0.19)	(0.12)	(0.09)	(0.05)

Net asset value, end of period	$9.56		$9.23	$9.46	$9.43	$9.46	$9.43

Total return(b)	4.30%		(0.42)%	2.33%	0.95%	1.28%	0.38%

Net assets, end of period (in 000s)	$4,740		$4,254	$2,905	$164	$162	$147

Ratio of net expenses to average net assets	0.59	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of total expenses to average net assets	0.65	%(c)	0.64%	0.64%	0.61%	0.62%	0.61%

Ratio of net investment income to average net assets	1.39	%(c)	2.02%	2.03%	1.27%	0.97%	0.50%

Portfolio turnover rate(d)	24%		53%	42%	63%	89%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.21		$9.43	$9.39	$9.43	$9.40	$9.41

Net investment income(a)	0.08		0.22	0.21	0.14	0.11	0.07

Net realized and unrealized gain (loss)	0.32		(0.22)	0.04	(0.04)	0.03	(0.01)

Total from investment operations	0.40		—	0.25	0.10	0.14	0.06

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.21)	(0.14)	(0.11)	(0.07)

Net asset value, end of period	$9.53		$9.21	$9.43	$9.39	$9.43	$9.40

Total return(b)	4.44%		(0.17)%	2.70%	1.09%	1.53%	0.63%

Net assets, end of period (in 000s)	$148,278		$180,477	$252,561	$451,628	$435,915	$423,278

Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.40	%(c)	0.39%	0.37%	0.36%	0.37%	0.36%

Ratio of net investment income to average net assets	1.66	%(c)	2.30%	2.18%	1.52%	1.22%	0.76%

Portfolio turnover rate(d)	24%		53%	42%	63%	89%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.19		$9.42	$9.39	$9.42	$9.39	$9.41

Net investment income(a)	0.07		0.21	0.21	0.14	0.11	0.06

Net realized and unrealized gain (loss)	0.33		(0.23)	0.02	(0.04)	0.02	(0.02)

Total from investment operations	0.40		(0.02)	0.23	0.10	0.13	0.04

Distributions to shareholders from net investment income	(0.07)		(0.21)	(0.20)	(0.13)	(0.10)	(0.06)

Net asset value, end of period	$9.52		$9.19	$9.42	$9.39	$9.42	$9.39

Total return(b)	4.40%		(0.27)%	2.50%	1.11%	1.44%	0.43%

Net assets, end of period (in 000s)	$7,903		$6,875	$6,096	$5,127	$2,012	$623

Ratio of net expenses to average net assets	0.43	%(c)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of total expenses to average net assets	0.48	%(c)	0.48%	0.48%	0.45%	0.45%	0.46%

Ratio of net investment income to average net assets	1.55	%(c)	2.21%	2.19%	1.45%	1.14%	0.66%

Portfolio turnover rate(d)	24%		53%	42%	63%	89%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$9.21		$9.43	$9.40	$9.43	$9.40	$9.39

Net investment income(b)	0.08		0.22	0.23	0.14	0.12	0.05

Net realized and unrealized gain (loss)	0.32		(0.22)	0.01	(0.03)	0.02	—	(c)

Total from investment operations	0.40		—	0.24	0.11	0.14	0.05

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.21)	(0.14)	(0.11)	(0.04)

Net asset value, end of period	$9.53		$9.21	$9.43	$9.40	$9.43	$9.40

Total Return(d)	4.45%		(0.16)%	2.59%	1.21%	1.55%	0.58%

Net assets, end of period (in 000s)	$52,968		$45,134	$49,846	$10	$10	$10

Ratio of net expenses to average net assets	0.33	%(e)	0.34%	0.34%	0.34%	0.34%	0.35	%(e)

Ratio of total expenses to average net assets	0.39	%(e)	0.38%	0.42%	0.35%	0.36%	0.37	%(e)

Ratio of net investment income to average net assets	1.64	%(e)	2.30%	2.48%	1.53%	1.23%	0.74	%(e)

Portfolio turnover rate(f)	24%		53%	42%	63%	89%	60%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.21		$9.43	$9.41

Net investment income(b)	0.08		0.22	0.21

Net realized and unrealized gain (loss)	0.32		(0.22)	0.01

Total from investment operations	0.40		—	0.22

Distributions to shareholders from net investment income	(0.08)		(0.22)	(0.20)

Net asset value, end of period	$9.53		$9.21	$9.43

Total return(c)	4.45%		(0.16)%	2.36%

Net assets, end of period (in 000s)	$259,612		$152,713	$189,835

Ratio of net expenses to average net assets	0.33	%(d)	0.34%	0.34	%(d)

Ratio of total expenses to average net assets	0.38	%(d)	0.38%	0.38	%(d)

Ratio of net investment income to average net assets	1.59	%(d)	2.31%	2.33	%(d)

Portfolio turnover rate(e)	24%		53%	42%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.57		$14.58	$14.39	$14.64	$15.03	$15.02

Net investment income(a)	0.04		0.23	0.28	0.18	0.16	0.19

Net realized and unrealized gain (loss)	0.18		1.06	0.21	(0.18)	(0.29)	0.06

Total from investment operations	0.22		1.29	0.49	—	(0.13)	0.25

Distributions to shareholders from net investment income	(0.08)		(0.30)	(0.30)	(0.25)	(0.26)	(0.24)

Net asset value, end of period	$15.71		$15.57	$14.58	$14.39	$14.64	$15.03

Total return(b)	1.50%		8.83%	3.46%	0.01%	(0.89)%	1.66%

Net assets, end of period (in 000s)	$82,291		$75,282	$93,352	$108,414	$134,630	$159,880

Ratio of net expenses to average net assets	0.84	%(c)	0.89%	0.91%	0.91%	0.91%	0.90%

Ratio of total expenses to average net assets	1.04	%(c)	1.09%	1.10%	1.05%	1.06%	1.05%

Ratio of net investment income to average net assets	0.51	%(c)	1.54%	1.94%	1.25%	1.08%	1.31%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.57		$14.58	$14.39	$14.64	$15.03	$15.02

Net investment income (loss)(a)	(0.02)		0.11	0.17	0.07	0.05	0.08

Net realized and unrealized gain (loss)	0.18		1.07	0.21	(0.18)	(0.29)	0.06

Total from investment operations	0.16		1.18	0.38	(0.11)	(0.24)	0.14

Distributions to shareholders from net investment income	(0.02)		(0.19)	(0.19)	(0.14)	(0.15)	(0.13)

Net asset value, end of period	$15.71		$15.57	$14.58	$14.39	$14.64	$15.03

Total return(b)	1.05%		8.10%	2.69%	(0.74)%	(1.63)%	0.91%

Net assets, end of period (in 000s)	$4,448		$4,974	$3,775	$5,959	$8,066	$11,743

Ratio of net expenses to average net assets	1.59	%(c)	1.64%	1.66%	1.66%	1.66%	1.66%

Ratio of total expenses to average net assets	1.80	%(c)	1.84%	1.84%	1.80%	1.81%	1.80%

Ratio of net investment income (loss) to average net assets	(0.24	)%(c)	0.77%	1.17%	0.50%	0.33%	0.56%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.54		$14.55	$14.37	$14.62	$15.01	$15.00

Net investment income(a)	0.06		0.27	0.33	0.24	0.21	0.24

Net realized and unrealized gain (loss)	0.20		1.06	0.20	(0.19)	(0.29)	0.06

Total from investment operations	0.26		1.33	0.53	0.05	(0.08)	0.30

Distributions to shareholders from net investment income	(0.11)		(0.34)	(0.35)	(0.30)	(0.31)	(0.29)

Net asset value, end of period	$15.69		$15.54	$14.55	$14.37	$14.62	$15.01

Total return(b)	1.65%		9.26%	3.74%	0.35%	(0.56)%	2.01%

Net assets, end of period (in 000s)	$155,605		$178,878	$130,734	$141,298	$129,442	$147,394

Ratio of net expenses to average net assets	0.53	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%

Ratio of total expenses to average net assets	0.71	%(c)	0.75%	0.76%	0.71%	0.72%	0.71%

Ratio of net investment income to average net assets	0.80	%(c)	1.83%	2.29%	1.61%	1.42%	1.64%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.52		$14.54	$14.35	$14.60	$14.99	$14.98

Net investment income(a)	0.03		0.20	0.25	0.16	0.14	0.17

Net realized and unrealized gain (loss)	0.19		1.05	0.22	(0.18)	(0.30)	0.05

Total from investment operations	0.22		1.25	0.47	(0.02)	(0.16)	0.22

Distributions to shareholders from net investment income	(0.07)		(0.27)	(0.28)	(0.23)	(0.23)	(0.21)

Net asset value, end of period	$15.67		$15.52	$14.54	$14.35	$14.60	$14.99

Total return(b)	1.40%		8.66%	3.30%	(0.16)%	(1.06)%	1.50%

Net assets, end of period (in 000s)	$37,451		$39,122	$36,126	$41,463	$53,711	$54,940

Ratio of net expenses to average net assets	1.03	%(c)	1.07%	1.07%	1.07%	1.07%	1.06%

Ratio of total expenses to average net assets	1.21	%(c)	1.25%	1.26%	1.21%	1.22%	1.21%

Ratio of net investment income to average net assets	0.32	%(c)	1.33%	1.77%	1.09%	0.92%	1.15%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.56		$14.57	$14.38	$14.63	$15.02	$15.01

Net investment income(a)	0.06		0.25	0.31	0.22	0.20	0.23

Net realized and unrealized gain (loss)	0.18		1.07	0.21	(0.18)	(0.29)	0.05

Total from investment operations	0.24		1.32	0.52	0.04	(0.09)	0.28

Distributions to shareholders from net investment income	(0.10)		(0.33)	(0.33)	(0.29)	(0.30)	(0.27)

Net asset value, end of period	$15.70		$15.56	$14.57	$14.38	$14.63	$15.02

Total return(b)	1.62%		9.18%	3.72%	0.26%	(0.64)%	1.92%

Net assets, end of period (in 000s)	$14,497		$8,383	$1,458	$2,846	$4,558	$4,676

Ratio of net expenses to average net assets	0.59	%(c)	0.62%	0.66%	0.66%	0.66%	0.66%

Ratio of total expenses to average net assets	0.79	%(c)	0.83%	0.84%	0.80%	0.81%	0.80%

Ratio of net investment income to average net assets	0.76	%(c)	1.68%	2.14%	1.49%	1.33%	1.55%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$15.54		$14.55	$14.37	$14.61	$15.01	$14.83

Net investment income(b)	0.06		0.27	0.33	0.24	0.20	0.16

Net realized and unrealized gain (loss)	0.19		1.07	0.20	(0.18)	(0.29)	0.21

Total from investment operations	0.25		1.34	0.53	0.06	(0.09)	0.37

Distributions to shareholders from net investment income	(0.11)		(0.35)	(0.35)	(0.30)	(0.31)	(0.19)

Net asset value, end of period	$15.68		$15.54	$14.55	$14.37	$14.61	$15.01

Total return(c)	1.60%		9.27%	3.75%	0.43%	(0.60)%	2.52%

Net assets, end of period (in 000s)	$12,273		$9,187	$7,661	$19,012	$17,614	$93

Ratio of net expenses to average net assets	0.52	%(d)	0.56%	0.56%	0.55%	0.55%	0.55	%(d)

Ratio of total expenses to average net assets	0.70	%(d)	0.74%	0.76%	0.70%	0.69%	0.70	%(d)

Ratio of net investment income to average net assets	0.82	%(d)	1.84%	2.31%	1.62%	1.35%	1.59	%(d)

Portfolio turnover rate(e)	453%		943%	530%	380%	441%	590%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.55		$14.56	$14.38	$14.62	$15.02	$15.00

Net investment income(a)	0.02		0.19	0.24	0.15	0.12	0.16

Net realized and unrealized gain (loss)	0.18		1.06	0.20	(0.17)	(0.30)	0.06

Total from investment operations	0.20		1.25	0.44	(0.02)	(0.18)	0.22

Distributions to shareholders from net investment income	(0.06)		(0.26)	(0.26)	(0.22)	(0.22)	(0.20)

Net asset value, end of period	$15.69		$15.55	$14.56	$14.38	$14.62	$15.02

Total return(b)	1.31%		8.64%	3.13%	(0.18)%	(1.14)%	1.41%

Net assets, end of period (in 000s)	$16,183		$18,424	$19,905	$21,630	$21,045	$21,688

Ratio of net expenses to average net assets	1.09	%(c)	1.14%	1.16%	1.16%	1.16%	1.15%

Ratio of total expenses to average net assets	1.29	%(c)	1.34%	1.35%	1.30%	1.31%	1.30%

Ratio of net investment income to average net assets	0.25	%(c)	1.27%	1.69%	1.02%	0.83%	1.06%

Portfolio turnover rate(d)	453%		943%	530%	380%	441%	590%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$15.54		$14.55	$14.24

Net investment income(b)	0.07		0.27	0.32

Net realized and unrealized gain	0.18		1.07	0.32

Total from investment operations	0.25		1.34	0.64

Distributions to shareholders from net investment income	(0.11)		(0.35)	(0.33)

Net asset value, end of period	$15.68		$15.54	$14.55

Total return(c)	1.66%		9.20%	4.55%

Net assets, end of period (in 000s)	$17,761		$14,227	$10,268

Ratio of net expenses to average net assets	0.52	%(d)	0.56%	0.56	%(d)

Ratio of total expenses to average net assets	0.70	%(d)	0.74%	0.77	%(d)

Ratio of net investment income to average net assets	0.83	%(d)	1.83%	2.35	%(d)

Portfolio turnover rate(e)	453%		943%	530%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.41		$8.70	$8.73	$8.72	$8.63	$8.72

Net investment income(a)	0.02		0.17	0.18	0.10	0.07	0.02

Net realized and unrealized gain (loss)	0.26		(0.28)	(0.02)	0.01	0.08	(0.09)

Total from investment operations	0.28		(0.11)	0.16	0.11	0.15	(0.07)

Distributions to shareholders from net investment income	(0.02)		(0.18)	(0.19)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$8.67		$8.41	$8.70	$8.73	$8.72	$8.63

Total return(b)	3.38%		(1.32)%	1.84%	1.32%	1.79%	(0.80)%

Net assets, end of period (in 000s)	$6,908		$10,954	$7,968	$9,368	$11,303	$10,680

Ratio of net expenses to average net assets	0.60	%(c)	0.61%	0.64%	0.71%	0.65%	0.70%

Ratio of total expenses to average net assets	0.78	%(c)	0.73%	0.70%	0.79%	0.89%	0.88%

Ratio of net investment income to average net assets	0.48	%(c)	1.96%	2.09%	1.18%	0.76%	0.22%

Portfolio turnover rate(d)	7%		8%	47%	54%	59%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.41		$8.70	$8.72	$8.71	$8.63	$8.72

Net investment income(a)	0.03		0.19	0.19	0.13	0.09	0.05

Net realized and unrealized gain (loss)	0.26		(0.28)	—	0.01	0.08	(0.09)

Total from investment operations	0.29		(0.09)	0.19	0.14	0.17	(0.04)

Distributions to shareholders from net investment income	(0.03)		(0.20)	(0.21)	(0.13)	(0.09)	(0.05)

Net asset value, end of period	$8.67		$8.41	$8.70	$8.72	$8.71	$8.63

Total return(b)	3.50%		(1.09)%	2.23%	1.67%	1.97%	(0.47)%

Net assets, end of period (in 000s)	$85,820		$77,817	$71,263	$730,204	$429,019	$360,939

Ratio of net expenses to average net assets	0.36	%(c)	0.37%	0.36%	0.36%	0.36%	0.36%

Ratio of total expenses to average net assets	0.54	%(c)	0.49%	0.41%	0.44%	0.55%	0.54%

Ratio of net investment income to average net assets	0.68	%(c)	2.24%	2.19%	1.54%	1.05%	0.56%

Portfolio turnover rate(d)	7%		8%	47%	54%	59%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.45		$8.74	$8.76	$8.76	$8.67	$8.76

Net investment income(a)	0.01		0.15	0.16	0.08	0.05	0.01

Net realized and unrealized gain (loss)	0.26		(0.28)	(0.01)	0.01	0.09	(0.09)

Total from investment operations	0.27		(0.13)	0.15	0.09	0.14	(0.08)

Distributions to shareholders from net investment income	(0.01)		(0.16)	(0.17)	(0.09)	(0.05)	(0.01)

Net asset value, end of period	$8.71		$8.45	$8.74	$8.76	$8.76	$8.67

Total return(b)	3.24%		(1.56)%	1.73%	1.05%	1.58%	(0.93)%

Net assets, end of period (in 000s)	$50		$49	$92	$113	$491	$551

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.86%	0.87%	0.86%	0.84%

Ratio of total expenses to average net assets	1.04	%(c)	0.98%	0.93%	0.97%	1.05%	1.04%

Ratio of net investment income to average net assets	0.19	%(c)	1.77%	1.86%	0.95%	0.55%	0.11%

Portfolio turnover rate(d)	7%		8%	47%	54%	59%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.38		$8.68	$8.70	$8.69	$8.61	$8.70

Net investment income(a)	0.03		0.19	0.21	0.13	0.08	0.04

Net realized and unrealized gain (loss)	0.27		(0.30)	(0.03)	0.01	0.08	(0.09)

Total from investment operations	0.30		(0.11)	0.18	0.14	0.16	(0.05)

Distributions to shareholders from net investment income	(0.03)		(0.19)	(0.20)	(0.13)	(0.08)	(0.04)

Net asset value, end of period	$8.65		$8.38	$8.68	$8.70	$8.69	$8.61

Total return(b)	3.59%		(1.30)%	2.14%	1.58%	1.87%	(0.56)%

Net assets, end of period (in 000s)	$2,828		$5,123	$9,474	$1,292	$632	$663

Ratio of net expenses to average net assets	0.45	%(c)	0.46%	0.45%	0.46%	0.44%	0.45%

Ratio of total expenses to average net assets	0.63	%(c)	0.58%	0.54%	0.53%	0.62%	0.63%

Ratio of net investment income to average net assets	0.65	%(c)	2.15%	2.40%	1.47%	0.91%	0.47%

Portfolio turnover rate(d)	7%		8%	47%	54%	59%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.41		$8.70	$8.72	$8.72	$8.63	$8.69

Net investment income(b)	0.03		0.21	0.24	0.13	0.09	0.03

Net realized and unrealized gain (loss)	0.26		(0.30)	(0.05)	0.01	0.09	(0.06)

Total from investment operations	0.29		(0.09)	0.19	0.14	0.18	(0.03)

Distributions to shareholders from net investment income	(0.03)		(0.20)	(0.21)	(0.14)	(0.09)	(0.03)

Net asset value, end of period	$8.67		$8.41	$8.70	$8.72	$8.72	$8.63

Total return(c)	3.51%		(1.08)%	2.23%	1.56%	2.11%	(0.32)%

Net assets, end of period (in 000s)	$1,299		$1,613	$6,565	$11	$10	$10

Ratio of net expenses to average net assets	0.35	%(d)	0.36%	0.35%	0.36%	0.36%	0.36	%(d)

Ratio of total expenses to average net assets	0.54	%(d)	0.47%	0.49%	0.43%	0.53%	0.53	%(d)

Ratio of net investment income to average net assets	0.72	%(d)	2.41%	2.73%	1.54%	1.05%	0.55	%(d)

Portfolio turnover rate(e)	7%		8%	47%	54%	59%	71%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Quality Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$8.41		$8.70	$8.73

Net investment income(b)	0.03		0.20	0.20

Net realized and unrealized gain (loss)	0.27		(0.29)	(0.03)

Total from investment operations	0.30		(0.09)	0.17

Distributions to shareholders from net investment income	(0.03)		(0.20)	(0.20)

Net asset value, end of period	$8.68		$8.41	$8.70

Total return(c)	3.62%		(1.08)%	1.99%

Net assets, end of period (in 000s)	$119,078		$144,412	$375,756

Ratio of net expenses to average net assets	0.35	%(d)	0.36%	0.35	%(d)

Ratio of total expenses to average net assets	0.54	%(d)	0.48%	0.43	%(d)

Ratio of net investment income to average net assets	0.70	%(d)	2.32%	2.48	%(d)

Portfolio turnover rate(e)	7%		8%	47%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.72		$10.37	$10.31	$10.44	$10.44	$10.39

Net investment income(a)	0.04		0.26	0.16	0.16	0.18	0.10

Net realized and unrealized gain (loss)	0.71		0.35	0.06	(0.13)	(0.04)	0.01

Total from investment operations	0.75		0.61	0.22	0.03	0.14	0.11

Distributions to shareholders from net investment income	(0.03)		(0.26)	(0.16)	(0.16)	(0.14)	(0.03)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.03)

Total distributions	(0.03)		(0.26)	(0.16)	(0.16)	(0.14)	(0.06)

Net asset value, end of period	$11.44		$10.72	$10.37	$10.31	$10.44	$10.44

Total return(b)	6.96%		5.90%	2.21%	0.31%	1.32%	1.09%

Net assets, end of period (in 000s)	$65,059		$52,041	$53,690	$74,814	$78,713	$39,525

Ratio of net expenses to average net assets	0.67	%(c)	0.69%	0.68%	0.68%	0.68%	0.70%

Ratio of total expenses to average net assets	0.75	%(c)	0.76%	0.76%	0.77%	0.84%	0.89%

Ratio of net investment income to average net assets	0.66	%(c)	2.41%	1.61%	1.59%	1.69%	1.02%

Portfolio turnover rate(d)	28%		62%	160%	203%	189%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.54		$10.19	$10.17	$10.31	$10.32	$10.31

Net investment income (loss)(a)	(0.01)		0.20	0.10	0.08	0.11	0.04

Net realized and unrealized gain (loss)	0.71		0.32	0.04	(0.12)	(0.05)	—

Total from investment operations	0.70		0.52	0.14	(0.04)	0.06	0.04

Distributions to shareholders from net investment income	(0.01)		(0.17)	(0.12)	(0.10)	(0.07)	(0.02)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.01)		(0.17)	(0.12)	(0.10)	(0.07)	(0.03)

Net asset value, end of period	$11.23		$10.54	$10.19	$10.17	$10.31	$10.32

Total return(b)	6.60%		5.13%	1.38%	(0.42)%	0.59%	0.39%

Net assets, end of period (in 000s)	$2,503		$2,160	$4,152	$6,847	$6,512	$6,420

Ratio of net expenses to average net assets	1.42	%(c)	1.44%	1.43%	1.43%	1.43%	1.45%

Ratio of total expenses to average net assets	1.50	%(c)	1.51%	1.50%	1.52%	1.60%	1.64%

Ratio of net investment income (loss) to average net assets	(0.25	)%(c)	1.96%	0.97%	0.82%	1.06%	0.37%

Portfolio turnover rate(d)	28%		62%	160%	203%	189%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.86		$10.50	$10.43	$10.56	$10.55	$10.48

Net investment income(a)	0.05		0.30	0.21	0.20	0.22	0.09

Net realized and unrealized gain (loss)	0.72		0.35	0.05	(0.13)	(0.04)	0.06

Total from investment operations	0.77		0.65	0.26	0.07	0.18	0.15

Distributions to shareholders from net investment income	(0.04)		(0.29)	(0.19)	(0.20)	(0.17)	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.03)

Total distributions	(0.04)		(0.29)	(0.19)	(0.20)	(0.17)	(0.08)

Net asset value, end of period	$11.59		$10.86	$10.50	$10.43	$10.56	$10.55

Total return(b)	7.12%		6.27%	2.55%	0.64%	1.70%	1.42%

Net assets, end of period (in 000s)	$197,999		$168,248	$174,467	$258,458	$202,452	$119,876

Ratio of net expenses to average net assets	0.34	%(c)	0.35%	0.34%	0.34%	0.34%	0.35%

Ratio of total expenses to average net assets	0.42	%(c)	0.42%	0.42%	0.43%	0.50%	0.56%

Ratio of net investment income to average net assets	0.96	%(c)	2.78%	2.02%	1.95%	2.11%	0.85%

Portfolio turnover rate(d)	28%		62%	160%	203%	189%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.79		$10.43	$10.37	$10.50	$10.49	$10.43

Net investment income(a)	0.06		0.27	0.16	0.19	0.20	0.12

Net realized and unrealized gain (loss)	0.71		0.37	0.08	(0.13)	(0.03)	0.01

Total from investment operations	0.77		0.64	0.24	0.06	0.17	0.13

Distributions to shareholders from net investment income	(0.04)		(0.28)	(0.18)	(0.19)	(0.16)	(0.04)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.03)

Total distributions	(0.04)		(0.28)	(0.18)	(0.19)	(0.16)	(0.07)

Net asset value, end of period	$11.52		$10.79	$10.43	$10.37	$10.50	$10.49

Total return(b)	7.13%		6.13%	2.48%	0.55%	1.64%	1.29%

Net assets, end of period (in 000s)	$55,027		$26,970	$16,088	$13,079	$12,523	$2,697

Ratio of net expenses to average net assets	0.42	%(c)	0.44%	0.43%	0.43%	0.43%	0.45%

Ratio of total expenses to average net assets	0.50	%(c)	0.51%	0.51%	0.52%	0.59%	0.64%

Ratio of net investment income to average net assets	1.04	%(c)	2.52%	1.53%	1.80%	1.87%	1.18%

Portfolio turnover rate(d)	28%		62%	160%	203%	189%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.85		$10.49	$10.43	$10.55	$10.55	$10.36

Net investment income (loss)(b)	0.06		0.29	0.08	0.22	0.21	(0.03)

Net realized and unrealized gain (loss)	0.71		0.36	0.17	(0.14)	(0.04)	0.27

Total from investment operations	0.77		0.65	0.25	0.08	0.17	0.24

Distributions to shareholders from net investment income	(0.04)		(0.29)	(0.19)	(0.20)	(0.17)	(0.03)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.02)

Total distributions	(0.04)		(0.29)	(0.19)	(0.20)	(0.17)	(0.05)

Net asset value, end of period	$11.58		$10.85	$10.49	$10.43	$10.55	$10.55

Total return(c)	7.14%		6.29%	2.47%	0.75%	1.62%	2.37%

Net assets, end of period (in 000s)	$75,220		$50,987	$39,506	$7,103	$723	$10

Ratio of net expenses to average net assets	0.33	%(d)	0.34%	0.33%	0.33%	0.32%	0.34	%(d)

Ratio of total expenses to average net assets	0.41	%(d)	0.41%	0.44%	0.40%	0.47%	0.60	%(d)

Ratio of Net investment income (loss)	1.06	%(d)	2.72%	0.74%	2.11%	2.00%	(0.44	)%(d)

Portfolio turnover rate(e)	28%		62%	160%	203%	189%	171%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.67		$10.32	$10.28	$10.41	$10.41	$10.38

Net investment income(a)	0.01		0.22	0.13	0.13	0.15	0.04

Net realized and unrealized gain (loss)	0.72		0.37	0.06	(0.12)	(0.04)	0.04

Total from investment operations	0.73		0.59	0.19	0.01	0.11	0.08

Distributions to shareholders from net investment income	(0.02)		(0.24)	(0.15)	(0.14)	(0.11)	(0.03)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.02)

Total distributions	(0.02)		(0.24)	(0.15)	(0.14)	(0.11)	(0.05)

Net asset value, end of period	$11.38		$10.67	$10.32	$10.28	$10.41	$10.41

Total return(b)	6.81%		5.71%	1.87%	0.09%	1.07%	0.79%

Net assets, end of period (in 000s)	$16,887		$17,663	$14,911	$18,169	$18,094	$10,128

Ratio of net expenses to average net assets	0.92	%(c)	0.94%	0.93%	0.93%	0.93%	0.95%

Ratio of total expenses to average net assets	1.00	%(c)	1.01%	1.01%	1.02%	1.09%	1.15%

Ratio of net investment income to average net assets	0.27	%(c)	2.08%	1.33%	1.29%	1.45%	0.42%

Portfolio turnover rate(d)	28%		62%	160%	203%	189%	171%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Inflation Protected Securities Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$10.86		$10.49	$10.40

Net investment income(b)	0.08		0.32	0.09

Net realized and unrealized gain	0.69		0.34	0.19

Total from investment operations	0.77		0.66	0.28

Distributions to shareholders from net investment income	(0.04)		(0.29)	(0.19)

Net asset value, end of period	$11.59		$10.86	$10.49

Total return(c)	7.13%		6.38%	2.77%

Net assets, end of period (in 000s)	$46,572		$30,975	$107,844

Ratio of net expenses to average net assets	0.33	%(d)	0.34%	0.33	%(d)

Ratio of total expenses to average net assets	0.41	%(d)	0.40%	0.43	%(d)

Ratio of net investment income to average net assets	1.34	%(d)	3.01%	0.91	%(d)

Portfolio turnover rate(e)	28%		62%	160%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.97		$9.77	$9.79	$9.99	$10.10	$10.12

Net investment income(a)	0.02		0.13	0.16	0.11	0.11	0.05

Net realized and unrealized gain (loss)	0.08		0.27	0.03	(0.13)	(0.06)	(0.01)

Total from investment operations	0.10		0.40	0.19	(0.02)	0.05	0.04

Distributions to shareholders from net investment income	(0.05)		(0.20)	(0.21)	(0.18)	(0.16)	(0.06)

Net asset value, end of period	$10.02		$9.97	$9.77	$9.79	$9.99	$10.10

Total return(b)	1.02%		4.16%	1.97%	(0.22)%	0.46%	0.44%

Net assets, end of period (in 000s)	$105,699		$90,469	$82,090	$86,239	$138,612	$173,879

Ratio of net expenses to average net assets	0.80	%(c)	0.82%	0.82%	0.82%	0.82%	0.81%

Ratio of total expenses to average net assets	0.88	%(c)	0.90%	0.90%	0.89%	0.92%	0.91%

Ratio of net investment income to average net assets	0.43	%(c)	1.34%	1.68%	1.15%	1.08%	0.52%

Portfolio turnover rate(d)	275%		479%	247%	87%	173%	227%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.90		$9.70	$9.73	$9.92	$10.03	$10.06

Net investment income(a)	0.00	(b)	0.09	0.12	0.07	0.07	0.02

Net realized and unrealized gain (loss)	0.08		0.27	0.02	(0.12)	(0.06)	(0.02)

Total from investment operations	0.08		0.36	0.14	(0.05)	0.01	— (b)

Distributions to shareholders from net investment income	(0.03)		(0.16)	(0.17)	(0.14)	(0.12)	(0.03)

Net asset value, end of period	$9.95		$9.90	$9.70	$9.73	$9.92	$10.03

Total return(c)	0.82%		3.76%	1.46%	(0.53)%	0.06%	(0.02)%

Net assets, end of period (in 000s)	$15,773		$12,958	$15,493	$19,799	$28,292	$33,934

Ratio of net expenses to average net assets	1.20	%(d)	1.22%	1.22%	1.22%	1.22%	1.17%

Ratio of total expenses to average net assets	1.63	%(d)	1.65%	1.65%	1.64%	1.67%	1.66%

Ratio of net investment income to average net assets	0.03	%(d)	0.95%	1.27%	0.72%	0.68%	0.17%

Portfolio turnover rate(e)	275%		479%	247%	87%	173%	227%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.93		$9.74	$9.76	$9.96	$10.07	$10.09

Net investment income(a)	0.04		0.17	0.19	0.14	0.14	0.09

Net realized and unrealized gain (loss)	0.08		0.26	0.03	(0.13)	(0.06)	(0.01)

Total from investment operations	0.12		0.43	0.22	0.01	0.08	0.08

Distributions to shareholders from net investment income	(0.07)		(0.24)	(0.24)	(0.21)	(0.19)	(0.10)

Net asset value, end of period	$9.98		$9.93	$9.74	$9.76	$9.96	$10.07

Total return(b)	1.19%		4.41%	2.32%	0.11%	0.80%	0.78%

Net assets, end of period (in 000s)	$453,707		$348,655	$379,887	$837,920	$1,045,066	$1,089,297

Ratio of net expenses to average net assets	0.47	%(c)	0.48%	0.48%	0.48%	0.47%	0.47%

Ratio of total expenses to average net assets	0.55	%(c)	0.56%	0.56%	0.55%	0.58%	0.57%

Ratio of net investment income to average net assets	0.76	%(c)	1.69%	1.95%	1.46%	1.42%	0.86%

Portfolio turnover rate(d)	275%		479%	247%	87%	173%	227%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.92		$9.73	$9.75	$9.94	$10.05	$10.08

Net investment income(a)	0.01		0.11	0.15	0.09	0.09	0.04

Net realized and unrealized gain (loss)	0.08		0.27	0.02	(0.12)	(0.06)	(0.02)

Total from investment operations	0.09		0.38	0.17	(0.03)	0.03	0.02

Distributions to shareholders from net investment income	(0.04)		(0.19)	(0.19)	(0.16)	(0.14)	(0.05)

Net asset value, end of period	$9.97		$9.92	$9.73	$9.75	$9.94	$10.05

Total return(b)	0.94%		4.00%	1.70%	(0.29)%	0.30%	0.18%

Net assets, end of period (in 000s)	$19,379		$18,831	$18,120	$19,954	$26,697	$30,608

Ratio of net expenses to average net assets	0.97	%(c)	0.98%	0.98%	0.98%	0.97%	0.97%

Ratio of total expenses to average net assets	1.05	%(c)	1.06%	1.06%	1.05%	1.08%	1.07%

Ratio of net investment income to average net assets	0.26	%(c)	1.17%	1.52%	0.95%	0.93%	0.37%

Portfolio turnover rate(d)	275%		479%	247%	87%	173%	227%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.98		$9.78	$9.80	$9.99	$10.10	$10.13

Net investment income(a)	0.03		0.15	0.19	0.13	0.14	0.08

Net realized and unrealized gain (loss)	0.07		0.28	0.02	(0.12)	(0.07)	(0.02)

Total from investment operations	0.10		0.43	0.21	0.01	0.07	0.06

Distributions to shareholders from net investment income	(0.06)		(0.23)	(0.23)	(0.20)	(0.18)	(0.09)

Net asset value, end of period	$10.02		$9.98	$9.78	$9.80	$9.99	$10.10

Total return(b)	1.15%		4.31%	2.23%	0.13%	0.72%	0.59%

Net assets, end of period (in 000s)	$39,492		$38,723	$29,461	$24,676	$24,378	$17,850

Ratio of net expenses to average net assets	0.55	%(c)	0.57%	0.57%	0.57%	0.56%	0.56%

Ratio of total expenses to average net assets	0.63	%(c)	0.65%	0.65%	0.64%	0.67%	0.66%

Ratio of net investment income to average net assets	0.68	%(c)	1.57%	1.94%	1.35%	1.36%	0.77%

Portfolio turnover rate(d)	275%		479%	247%	87%	173%	227%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016(a)
Per Share Data

Net asset value, beginning of period	$9.94		$9.74	$9.76	$9.96	$10.07	$10.09

Net investment income(b)	0.04		0.16	0.20	0.17	0.14	0.06

Net realized and unrealized gain (loss)	0.07		0.28	0.02	(0.16)	(0.06)	(0.02)

Total from investment operations	0.11		0.44	0.22	0.01	0.08	0.04

Distributions to shareholders from net investment income	(0.07)		(0.24)	(0.24)	(0.21)	(0.19)	(0.06)

Net asset value, end of period	$9.98		$9.94	$9.74	$9.76	$9.96	$10.07

Total return(c)	1.20%		4.42%	2.33%	0.12%	0.82%	0.42%

Net assets, end of period (in 000s)	$13,886		$11,979	$5,436	$2,038	$73,716	$73,976

Ratio of net expenses to average net assets	0.46	%(d)	0.47%	0.47%	0.46%	0.45%	0.45	%(d)

Ratio of total expenses to average net assets	0.54	%(d)	0.55%	0.56%	0.54%	0.56%	0.55	%(d)

Ratio of net investment income to average net assets	0.76	%(d)	1.65%	2.10%	1.69%	1.44%	0.84	%(d)

Portfolio turnover rate(e)	275%		479%	247%	87%	173%	227%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Government Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.93		$9.73	$9.73

Net investment income(b)	0.04		0.17	0.20

Net realized and unrealized gain	0.08		0.27	0.03

Total from investment operations	0.12		0.44	0.23

Distributions to shareholders from net investment income	(0.07)		(0.24)	(0.23)

Net asset value, end of period	$9.98		$9.93	$9.73

Total return(c)	1.20%		4.53%	2.39%

Net assets, end of period (in 000s)	$405,756		$337,805	$474,894

Ratio of net expenses to average net assets	0.46	%(d)	0.48%	0.47	%(d)

Ratio of total expenses to average net assets	0.54	%(d)	0.55%	0.56	%(d)

Ratio of net investment income to average net assets	0.77	%(d)	1.72%	2.15	%(d)

Portfolio turnover rate(e)	275%		479%	247%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.68		$9.80	$9.75	$9.96	$9.96	$10.10

Net investment income(a)	0.08		0.21	0.23	0.17	0.16	0.16

Net realized and unrealized gain (loss)	0.57		(0.08)	0.06	(0.19)	0.02	(0.10)

Total from investment operations	0.65		0.13	0.29	(0.02)	0.18	0.06

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.16)	(0.18)	(0.20)

Distributions to shareholders from return of capital	—		(0.04)	(0.02)	(0.03)	—	—

Total distributions	(0.10)		(0.25)	(0.24)	(0.19)	(0.18)	(0.20)

Net asset value, end of period	$10.23		$9.68	$9.80	$9.75	$9.96	$9.96

Total return(b)	6.70%		1.41%	3.01%	(0.19)%	1.86%	0.62%

Net assets, end of period (in 000s)	$65,673		$14,107	$11,070	$5,734	$9,259	$7,001

Ratio of net expenses to average net assets	0.76	%(c)	0.79%	0.79%	0.79%	0.79%	0.80%

Ratio of total expenses to average net assets	0.83	%(c)	0.86%	0.93%	0.87%	0.90%	0.94%

Ratio of net investment income to average net assets	1.55	%(c)	2.13%	2.35%	1.75%	1.56%	1.57%

Portfolio turnover rate(d)	138%		192%	99%	106%	165%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.68		$9.81	$9.76	$9.96	$9.96	$10.10

Net investment income(a)	0.06		0.18	0.19	0.14	0.12	0.12

Net realized and unrealized gain (loss)	0.57		(0.10)	0.06	(0.19)	0.03	(0.10)

Total from investment operations	0.63		0.08	0.25	(0.05)	0.15	0.02

Distributions to shareholders from net investment income	(0.08)		(0.18)	(0.18)	(0.13)	(0.15)	(0.16)

Distributions to shareholders from return of capital	—		(0.03)	(0.02)	(0.02)	—	—

Total distributions	(0.08)		(0.21)	(0.20)	(0.15)	(0.15)	(0.16)

Net asset value, end of period	$10.23		$9.68	$9.81	$9.76	$9.96	$9.96

Total return(b)	6.38%		0.91%	2.61%	(0.48)%	1.46%	0.22%

Net assets, end of period (in 000s)	$1,313		$1,283	$1,689	$1,077	$954	$886

Ratio of net expenses to average net assets	1.17	%(c)	1.19%	1.19%	1.19%	1.19%	1.20%

Ratio of total expenses to average net assets	1.58	%(c)	1.61%	1.69%	1.63%	1.66%	1.69%

Ratio of net investment income to average net assets	1.20	%(c)	1.81%	1.97%	1.39%	1.16%	1.17%

Portfolio turnover rate(d)	138%		192%	99%	106%	165%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.70		$9.82	$9.77	$9.98	$9.98	$10.11

Net investment income(a)	0.10		0.26	0.25	0.21	0.19	0.19

Net realized and unrealized gain (loss)	0.57		(0.09)	0.07	(0.19)	0.03	(0.08)

Total from investment operations	0.67		0.17	0.32	0.02	0.22	0.11

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.24)	(0.20)	(0.22)	(0.24)

Distributions to shareholders from return of capital	—		(0.04)	(0.03)	(0.03)	—	—

Total distributions	(0.12)		(0.29)	(0.27)	(0.23)	(0.22)	(0.24)

Net asset value, end of period	$10.25		$9.70	$9.82	$9.77	$9.98	$9.98

Total return(b)	6.76%		1.76%	3.36%	0.16%	2.21%	1.07%

Net assets, end of period (in 000s)	$68,274		$48,689	$46,680	$575,452	$560,818	$390,351

Ratio of net expenses to average net assets	0.43	%(c)	0.45%	0.46%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.50	%(c)	0.52%	0.55%	0.53%	0.56%	0.60%

Ratio of net investment income to average net assets	1.93	%(c)	2.57%	2.58%	2.12%	1.90%	1.91%

Portfolio turnover rate(d)	138%		192%	99%	106%	165%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.70		$9.82	$9.77	$9.98	$9.97	$10.11

Net investment income(a)	0.09		0.24	0.25	0.20	0.18	0.18

Net realized and unrealized gain (loss)	0.57		(0.08)	0.06	(0.19)	0.04	(0.09)

Total from investment operations	0.66		0.16	0.31	0.01	0.22	0.09

Distributions to shareholders from net investment income	(0.11)		(0.24)	(0.24)	(0.19)	(0.21)	(0.23)

Distributions to shareholders from return of capital	—		(0.04)	(0.02)	(0.03)	—	—

Total distributions	(0.11)		(0.28)	(0.26)	(0.22)	(0.21)	(0.23)

Net asset value, end of period	$10.25		$9.70	$9.82	$9.77	$9.98	$9.97

Total return(b)	6.83%		1.56%	3.27%	0.06%	2.22%	0.87%

Net assets, end of period (in 000s)	$10,895		$4,337	$1,584	$2,094	$1,457	$363

Ratio of net expenses to average net assets	0.51	%(c)	0.54%	0.54%	0.54%	0.54%	0.54%

Ratio of total expenses to average net assets	0.58	%(c)	0.61%	0.68%	0.62%	0.65%	0.69%

Ratio of net investment income to average net assets	1.78	%(c)	2.43%	2.57%	2.03%	1.84%	1.81%

Portfolio turnover rate(d)	138%		192%	99%	106%	165%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016(a)
Per Share Data

Net asset value, beginning of period	$9.69		$9.82	$9.77	$9.98	$9.97	$10.07

Net investment income(b)	0.09		0.26	0.27	0.21	0.19	0.13

Net realized and unrealized gain (loss)	0.59		(0.10)	0.05	(0.20)	0.04	(0.07)

Total from investment operations	0.68		0.16	0.32	0.01	0.23	0.06

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.24)	(0.19)	(0.22)	(0.16)

Distributions to shareholders from return of capital	—		(0.04)	(0.03)	(0.03)	—	—

Total distributions	(0.12)		(0.29)	(0.27)	(0.22)	(0.22)	(0.16)

Net asset value, end of period	$10.25		$9.69	$9.82	$9.77	$9.98	$9.97

Total return(c)	6.88%		1.66%	3.36%	0.13%	2.30%	0.65%

Net assets, end of period (in 000s)	$6,732		$1,085	$1,252	$10	$10	$10

Ratio of net expenses to average net assets	0.41	%(d)	0.44%	0.45%	0.45%	0.45%	0.48	%(d)

Ratio of total expenses to average net assets	0.48	%(d)	0.51%	0.67%	0.55%	0.59%	0.63	%(d)

Ratio of net investment income to average net assets	1.79	%(d)	2.56%	2.77%	2.12%	1.91%	1.90	%(d)

Portfolio turnover rate(e)	138%		192%	99%	106%	165%	161%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.70		$9.82	$9.77	$9.98	$9.98	$10.11

Net investment income(a)	0.06		0.19	0.20	0.16	0.13	0.13

Net realized and unrealized gain (loss)	0.58		(0.08)	0.06	(0.20)	0.03	(0.08)

Total from investment operations	0.64		0.11	0.26	(0.04)	0.16	0.05

Distributions to shareholders from net investment income	(0.09)		(0.20)	(0.19)	(0.15)	(0.16)	(0.18)

Distributions to shareholders from return of capital	—		(0.03)	(0.02)	(0.02)	—	—

Total distributions	(0.09)		(0.23)	(0.21)	(0.17)	(0.16)	(0.18)

Net asset value, end of period	$10.25		$9.70	$9.82	$9.77	$9.98	$9.98

Total return(b)	6.56%		1.06%	2.76%	(0.43)%	1.62%	0.46%

Net assets, end of period (in 000s)	$2,834		$138	$122	$95	$32	$25

Ratio of net expenses to average net assets	1.00	%(c)	1.04%	1.04%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.06	%(c)	1.11%	1.18%	1.12%	1.14%	1.19%

Ratio of net investment income to average net assets	1.26	%(c)	1.94%	2.08%	1.57%	1.32%	1.33%

Portfolio turnover rate(d)	138%		192%	99%	106%	165%	161%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short Duration Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.70		$9.82	$9.74

Net investment income(b)	0.10		0.25	0.25

Net realized and unrealized gain (loss)	0.57		(0.08)	0.09

Total from investment operations	0.67		0.17	0.34

Distributions to shareholders from net investment income	(0.12)		(0.25)	(0.24)

Distributions to shareholders from return of capital	—		(0.04)	(0.02)

Total distributions	(0.12)		(0.29)	(0.26)

Net asset value, end of period	$10.25		$9.70	$9.82

Total return(c)	6.88%		1.66%	3.51%

Net assets, end of period (in 000s)	$1,481,466		$743,258	$635,440

Ratio of net expenses to average net assets	0.42	%(d)	0.44%	0.44	%(d)

Ratio of total expenses to average net assets	0.48	%(d)	0.51%	0.60	%(d)

Ratio of net investment income to average net assets	1.90	%(d)	2.53%	2.72	%(d)

Portfolio turnover rate(e)	138%		192%	99%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.88		$10.03	$10.01	$10.02	$10.01

Net investment income(b)	0.04		0.21	0.25	0.14	0.03

Net realized and unrealized gain (loss)	0.19		(0.14)	(0.01)	(0.04)	0.01

Total from investment operations	0.23		0.07	0.24	0.10	0.04

Distributions to shareholders from net investment income	(0.04)		(0.21)	(0.22)	(0.11)	(0.03)

Distributions to shareholders from net realized gains	—	(c)	(0.01)	— (c)	— (c)	—	(c)

Total distributions	(0.04)		(0.22)	(0.22)	(0.11)	(0.03)

Net asset value, end of period	$10.07		$9.88	$10.03	$10.01	$10.02

Total return(d)	2.32%		0.66%	2.41%	1.04%	0.42%

Net assets, end of period (in 000s)	$103,396		$43,188	$50,982	$817	$25

Ratio of net expenses to average net assets	0.46	%(e)	0.46%	0.46%	0.57%	0.51	%(e)

Ratio of total expenses to average net assets	0.55	%(e)	0.56%	0.61%	0.63%	1.33	%(e)

Ratio of net investment income to average net assets	0.70	%(e)	2.14%	2.46%	1.42%	0.75	%(e)

Portfolio turnover rate(f)	38%		87%	89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Administration Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.88		$10.03	$10.02	$10.02	$10.00	$10.00

Net investment income(a)	0.05		0.20	0.22	0.13	0.06	0.04

Net realized and unrealized gain (loss)	0.19		(0.13)	0.01	(0.01)	0.04	— (b)

Total from investment operations	0.24		0.07	0.23	0.12	0.10	0.04

Distributions to shareholders from net investment income	(0.04)		(0.21)	(0.22)	(0.12)	(0.08)	(0.04)

Distributions to shareholders from net realized gains	—	(c)	(0.01)	— (c)	— (c)	— (c)	— (c)

Total distributions	(0.04)		(0.22)	(0.22)	(0.12)	(0.08)	(0.04)

Net asset value, end of period	$10.08		$9.88	$10.03	$10.02	$10.02	$10.00

Total return(d)	2.44%		0.55%	2.46%	1.24%	0.97%	0.37%

Net assets, end of period (in 000s)	$27		$1,045	$937	$1,032	$132	$25

Ratio of net expenses to average net assets	0.48	%(e)	0.47%	0.45%	0.43%	0.41%	0.43%

Ratio of total expenses to average net assets	0.57	%(e)	0.57%	0.57%	0.59%	1.49%	2.44%

Ratio of net investment income to average net assets	0.98	%(e)	2.01%	2.20%	1.25%	0.60%	0.35%

Portfolio turnover rate(f)	38%		87%	89%	67%	46%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Preferred Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2017(a)
			2020	2019	2018
Per Share Data

Net asset value, beginning of period	$9.88		$10.03	$10.02	$10.02	$10.01

Net investment income(b)	0.05		0.23	0.24	0.14	0.04

Net realized and unrealized gain (loss)	0.19		(0.15)	0.01	— (c)	0.01

Total from investment operations	0.24		0.08	0.25	0.14	0.05

Distributions to shareholders from net investment income	(0.05)		(0.23)	(0.24)	(0.14)	(0.04)

Distributions to shareholders from net realized gains	—	(d)	— (d)	— (d)	— (d)	—	(d)

Total distributions	(0.05)		(0.23)	(0.24)	(0.14)	(0.04)

Net asset value, end of period	$10.07		$9.88	$10.03	$10.02	$10.02

Total return(e)	2.41%		0.82%	2.52%	1.40%	0.52%

Net assets, end of period (in 000s)	$27		$26	$26	$25	$25

Ratio of net expenses to average net assets	0.30	%(f)	0.32%	0.30%	0.28%	0.27	%(f)

Ratio of total expenses to average net assets	0.39	%(f)	0.41%	0.41%	0.44%	1.11	%(f)

Ratio of net investment income to average net assets	0.93	%(f)	2.27%	2.38%	1.38%	0.95	%(f)

Portfolio turnover rate(g)	38%		87%	89%	67%	46%

(a)	Commenced operations on October 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Rounds to less than $0.01 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.88		$10.04	$10.01	$10.02	$10.00	$10.00

Net investment income(a)	0.05		0.23	0.25	0.15	0.11	0.06

Net realized and unrealized gain (loss)	0.20		(0.15)	0.03	(0.01)	0.01	— (b)

Total from investment operations	0.25		0.08	0.28	0.14	0.12	0.06

Distributions to shareholders from net investment income	(0.05)		(0.24)	(0.25)	(0.15)	(0.10)	(0.06)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)

Total distributions	(0.05)		(0.24)	(0.25)	(0.15)	(0.10)	(0.06)

Net asset value, end of period	$10.08		$9.88	$10.04	$10.01	$10.02	$10.00

Total return(d)	2.54%		0.80%	2.82%	1.40%	1.22%	0.61%

Net assets, end of period (in 000s)	$1,627,375		$1,466,673	$840,036	$1,421,091	$265,690	$15,082

Ratio of net expenses to average net assets	0.23	%(e)	0.22%	0.20%	0.19%	0.15%	0.19%

Ratio of total expenses to average net assets	0.32	%(e)	0.32%	0.32%	0.33%	1.20%	2.10%

Ratio of net investment income to average net assets	0.99	%(e)	2.28%	2.45%	1.54%	1.08%	0.63%

Portfolio turnover rate(f)	38%		87%	89%	67%	46%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.88		$10.04	$10.03

Net investment income(b)	0.04		0.21	0.16

Net realized and unrealized gain (loss)	0.21		(0.14)	0.01

Total from investment operations	0.25		0.07	0.17

Distributions to shareholders from net investment income	(0.05)		(0.23)	(0.16)

Distributions to shareholders from net realized gains	—	(c)	— (c)	—	(c)

Total distributions	(0.05)		(0.23)	(0.16)

Net asset value, end of period	$10.08		$9.88	$10.04

Total return(d)	2.50%		0.71%	1.68%

Net assets, end of period (in 000s)	$168,789		$90,680	$6,254

Ratio of net expenses to average net assets	0.31	%(e)	0.31%	0.30	%(e)

Ratio of total expenses to average net assets	0.40	%(e)	0.41%	0.42	%(e)

Ratio of net investment income to average net assets	0.85	%(e)	2.11%	2.58	%(e)

Portfolio turnover rate(f)	38%		87%	89%

(a)	Commenced operations on August 14, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of Period	$9.89		$10.04	$10.02	$10.02

Net investment income(b)	0.05		0.24	0.27	0.05

Net realized and unrealized gain (loss)	0.19		(0.15)	—	—

Total from investment operations	0.24		0.09	0.27	0.05

Distributions to shareholders from net investment income	(0.05)		(0.24)	(0.25)	(0.05)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	—	(c)

Total Distributions	(0.05)		(0.24)	(0.25)	(0.05)

Net asset value, end of period	$10.08		$9.89	$10.04	$10.02

Total return(d)	2.45%		0.91%	2.82%	0.43%

Net assets, end of period (in 000s)	$276,744		$278,788	$420,023	$10

Ratio of net expenses to average net assets	0.22	%(e)	0.21%	0.20%	0.24	%(e)

Ratio of total expenses to average net assets	0.31	%(e)	0.31%	0.32%	0.35	%(e)

Ratio of net investment income to average net assets	1.02	%(e)	2.37%	2.66%	1.64	%(e)

Portfolio turnover rate(f)	38%		87%	89%	67%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Short-Term Conservative Income Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)
Per Share Data

Net asset value, beginning of period	$9.87		$10.03	$10.02

Net investment income(b)	0.05		0.24	0.25

Net realized and unrealized gain (loss)	0.20		(0.16)	—

Total from investment operations	0.25		0.08	0.25

Distributions to shareholders from net investment income	(0.05)		(0.24)	(0.24)

Distributions to shareholders from net realized gains	—	(c)	— (c)	—	(c)

Total distributions	(0.05)		(0.24)	(0.24)

Net asset value, end of period	$10.07		$9.87	$10.03

Total return(d)	2.55%		0.81%	2.48%

Net assets, end of period (in 000s)	$2,613,228		$1,935,475	$2,048,977

Ratio of net expenses to average net assets	0.22	%(e)	0.21%	0.20	%(e)

Ratio of total expenses to average net assets	0.31	%(e)	0.31%	0.32	%(e)

Ratio of net investment income to average net assets	1.00	%(e)	2.34%	2.62	%(e)

Portfolio turnover rate(f)	38%		87%	89%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Enhanced Income	A, Administration, Institutional, Investor, R6 and P	Diversified
Government Income	A, C, Institutional, Service, Investor, R6, R and P	Diversified
High Quality Floating Rate	A, Institutional, Service, Investor, R6 and P	Diversified
Inflation Protected Securities	A, C, Institutional, Investor, R6, R and P	Diversified
Short Duration Government	A, C, Institutional, Service, Investor, R6 and P	Diversified
Short Duration Income	A, C, Institutional, Investor, R6, R and P	Diversified
Short-Term Conservative Income	A, Administration, Preferred, Institutional, Investor, R6 and P	Diversified

Class A Shares of the Government Income, Inflation Protected Securities, Short Duration Government and Short Duration Income Funds are sold with a front-end sales charge of up to 3.75%, 3.75%, 1.50% and 1.50%, respectively. Class C Shares are generally sold with a contingent deferred sales charge (“CDSC”) of 1.00% (0.65% for Short Duration Government and Short Duration Income Funds), which is imposed on redemptions made within 12 months of purchase. Class A Shares of the Enhanced Income and High Quality Floating Rate Funds and Class A and Class C Shares of the Short-Term Conservative Income Fund are not subject to a sales charge. Similarly, Administration, Preferred, Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront

123

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Investment Income Dividends		Capital Gains Distributions
Fund	Declared	Paid	Declared and Paid
Enhanced Income	Daily	Monthly	Annually
Government Income	Daily	Monthly	Annually
High Quality Floating Rate	Daily	Monthly	Annually
Inflation Protected Securities	Quarterly	Quarterly	Annually
Short Duration Government	Daily	Monthly	Annually
Short Duration Income	Daily	Monthly	Annually
Short-Term Conservative Income	Daily	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

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U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii.  Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii.  Mortgage-Backed and Asset-Backed Securities —Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$305,663,207	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,327,717	8,944,055	—

Asset-Backed Securities	—	56,142,844	—

Investment Companies	53,938,300	—	—

Short-term Investments	—	39,988,988	—

Total	$73,266,017	$410,739,094	$—

Derivative Type

Liabilities(a)

Futures Contracts	$(123,831)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$185,388,178	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	65,969,648	84,953,940	—

Asset-Backed Securities	—	13,103,702	—

Municipal Debt Obligations	—	3,839,801	—

Investment Company	71,603,005	—	—

Total	$137,572,653	$287,285,621	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,038,514)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GOVERNMENT INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Futures Contracts(a)	$368,679	$—	$—

Interest Rate Swap Contracts(a)	—	98,598	—

Options Purchased	—	95,578	—

Total	$368,679	$194,176	$—

Liabilities

Futures Contracts(a)	$(113,177)	$—	$—

Interest Rate Swap Contracts(a)	—	(38,994)	—

Written option contracts	—	(215,381)	—

Total	$(113,177)	$(254,375)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$76,003,229	$—

Asset-Backed Securities	—	106,995,259	—

Municipal Debt Obligations	—	7,258,298	—

U.S. Treasury Obligations	9,996,646	—	—

Short-term Investments	—	9,500,000	—

Total	$9,996,646	$199,756,786	$—

Derivative Type

Assets(a)

Futures Contracts	$3,472	$—	$—

Interest Rate Swap Contracts	—	80,705	—

Total	$3,472	$80,705	$—

Liabilities(a)

Futures Contracts	$(24,913)	$—	$—

Interest Rate Swap Contracts	—	(38,581)	—

Total	$(24,913)	$(38,581)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$433,240,158	$—	$—

Investment Company	18,521,754	—	—

Total	$451,761,912	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$106,708	$—	$—

Interest Rate Swap Contracts(a)	—	419,595	—

Options Purchased	—	63,719	—

Total	$106,708	$483,314	$—

Liabilities

Futures Contracts(a)	$(13,005)	$—	$—

Interest Rate Swap Contracts(a)	—	(1,062,167)	—

Written option contracts	—	(235,862)	—

Total	$(13,005)	$(1,298,029)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$477,614,494	$—

U.S. Treasury Obligations and/or Other U.S. Government Agencies	360,010,618	198,532,545	—

Investment Company	244,129,220	—	—

Total	$604,139,838	$676,147,039	$—

Derivative Type

Assets(a)

Futures Contracts	$1,261,056	$—	$—

Interest Rate Swap Contracts	—	170,735	—

Total	$1,261,056	$170,735	$—

Liabilities(a)

Futures Contracts	$(467,355)	$—	$—

Interest Rate Swap Contracts	—	(54,293)	—

Total	$(467,355)	$(54,293)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,043,952,561	$—

Mortgage-Backed Obligations	—	331,285,741	267,950

Asset-Backed Securities	—	75,726,122	—

Foreign Debt Obligations	—	15,260,864	—

Municipal Debt Obligations	—	3,625,287	—

U.S. Treasury Obligations	1,718,752	—	—

Exchange Traded Funds	55,191,058	—	—

Investment Company	288,081,453	—	—

Short-term Investments	—	12,494,845	—

Total	$344,991,263	$1,482,345,420	$267,950

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$1,409,645	$—

Futures Contracts	328,958	—	—

Interest Rate Swap Contracts	—	3,379,146	—

Credit Default Swap Contracts	—	247,364	—

Total	$328,958	$5,036,155	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,251,739)	$—

Futures Contracts(a)	(32,942)	—	—

Interest Rate Swap Contracts(a)	—	(375,601)	—

Credit Default Swap Contracts(a)	—	(762,326)	—

Written Option Contracts	—	(506,190)	—

Total	$(32,942)	$(2,895,856)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$2,462,072,449	$—

Municipal Debt Obligations	—	24,774,130	—

U.S. Treasury Obligations	251,313,416	—	—

Investment Companies	879,325,495	—	—

Short-term Investments	—	1,285,734,807	—

Total	$1,130,638,911	$3,772,581,386	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ENHANCED INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	—	$—		Variation margin on futures contracts	$(123,831)	(a)

GOVERNMENT INCOME
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts; Purchased options, at value	$562,855	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(367,552)	(a)

HIGH QUALITY FLOATING RATE
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$84,177	(a)	Variation margin on swap contracts; Variation margin on futures contracts	$(63,494)	(a)

INFLATION PROTECTED SECURITIES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts; Purchased options, at value	$590,022	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(1,311,034)	(a)

SHORT DURATION GOVERNMENT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$1,431,791	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(521,648)	(a)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

SHORT DURATION INCOME
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$3,708,104	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(914,733)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	247,364	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	(762,326)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,409,645		Payable for unrealized loss on forward foreign currency exchange contracts	(1,251,739)
Total		$5,365,113			$(2,928,798)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $297,889 for the Short Duration Income Fund which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

ENHANCED INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts and futures contracts/Net change in unrealized gain (loss) on purchased options contracts and futures contracts	$(3,004,363)	$2,492,695	993

GOVERNMENT INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, written options, futures contracts and swap contracts /Net change in unrealized gain (loss) on purchased options, written options, futures contracts and swap contracts	$(931,951)	$1,322,742	619

HIGH QUALITY FLOATING RATE
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) futures contracts and swap contracts	$(346,797)	$346,835	140

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

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4. INVESTMENTS IN DERIVATIVES (continued)

INFLATION PROTECTED SECURITIES
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options, written options, futures contracts and swap contracts /Net change in unrealized gain (loss) on purchased options, written options, futures contracts and swap contracts	$(127,915)	$1,931,160	611

SHORT DURATION GOVERNMENT
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$(3,814,694)	$2,630,973	4,238

SHORT DURATION INCOME
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written options contracts	$3,407,579	$(879,439)	1,840
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	948,070	852,432	12
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(58,193)	476,343	527
Total		$4,297,456	$449,336	2,379

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended September 30, 2020 , contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Enhanced Income	0.25%	0.23%	0.22%	0.22%	0.22%	0.25%	0.24%
Government Income	0.53	0.48	0.45	0.44	0.44	0.53	0.49	+
High Quality Floating Rate	0.31	0.28	0.27	0.26	0.25	0.31	0.31
Inflation Protected Securities	0.26	0.23	0.22	0.22	0.21	0.26	0.25
Short Duration Government	0.44	0.40	0.38	0.37	0.36	0.44	0.42
Short Duration Income	0.40	0.36	0.34	0.33	0.32	0.39	0.38
Short-Term Conservative Income	0.25	0.25	0.25	0.25	0.25	0.25	0.18	*

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
+	Effective July 1, 2020, the Investment Adviser agreed to waive a portion of its management fee equal to 0.03% of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2021.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least July 29, 2021.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Financial Square Money Market Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended September 30, 2020, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Enhanced Income	$25,008
Government Income	63,580
High Quality Floating Rate	—
Inflation Protected Securities	9,462
Short Duration Government	77,899
Short Duration Income	95,991
Short-Term Conservative Income	360,617

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/ or Service Plan Rates
	Class A*	Class C	Class R*	Service
Enhanced Income	0.15%	—%	—%	—%
Government Income	0.25	0.75	0.50	0.25
High Quality Floating Rate	0.15	—	—	0.25
Inflation Protected Securities	0.25	0.75	0.50	—
Short Duration Government	0.25	0.75	—	0.25
Short Duration Income	0.25	0.75	0.50	—
Short-Term Conservative Income	0.15	—	—	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs has agreed to waive a portion of the distribution (12b-1) and service fees applicable to the Short Duration Government Fund’s and Short Duration Income Fund’s Class C Shares in an amount equal to 0.35% of the average daily net assets attributable to Class C Shares of the respective Funds. These arrangements will remain in place through at least July 29, 2021, and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in these arrangements.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended September 30, 2020, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A
Enhanced Income	$—
Government Income	2,674
High Quality Floating Rate	—
Inflation Protected Securities	5,125
Short Duration Government	2,316
Short Duration Income	566
Short-Term Conservative Income	—

D.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans to allow Administration, Preferred, Class C and

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Service Shares, as applicable, to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Administration, Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25%, 0.10%, 0.25% and 0.25% of the average daily net assets attributable to Administration, Preferred, Class C or Service Shares of the Funds, as applicable. Effective September 2, 2020, the service fee accrual was shut down for Administration and Preferred shares of the Short-Term Conservative Income Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional, Service, Administration and Preferred Shares. Prior to July 1, 2020 the fees charged for such transfer agency services was 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares.

Effective July 29, 2020, Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund through at least July 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to July 29, 2020, such transfer agency fee waiver was 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Government Income Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Enhanced Income, Government Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Government, Short Duration Income and Short-Term Conservative Income Funds are 0.064%, 0.004%, 0.014%, 0.044%, 0.004%, 0.014% and 0.004%, respectively. These Other Expense limitations will remain in place through at least July 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Class C Distribution and Service Fees	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Enhanced Income	$25,008	$—	$21	$96,373	$121,402
Government Income	83,129	—	13,628	250,166	346,923
High Quality Floating Rate	—	—	20	204,357	204,377
Inflation Protected Securities	9,462	—	113	146,988	156,563
Short Duration Government	77,899	26,731	146	295,670	400,446
Short Duration Income	95,991	2,205	33	283,478	381,707
Short-Term Conservative Income	1,395,169	—	180	479,944	1,875,293

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of September 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2020, Goldman Sachs earned $9,701, $9,560, $1,221, $7,201, $40,728 and $35,427 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Income, Government Income, High Quality Floating Rate, Inflation Protected Securities, Short Duration Government and Short Duration Income Funds, respectively.

As of September 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding Administration and Preferred Shares of the following Fund:

Fund	Administration	Preferred
Short-Term Conservative Income	100%	100%

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended September 30, 2020:

Fund	Underlying Fund	Beginning value as of March 31, 2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending value as of September 30, 2020	Shares as of September 30, 2020	Dividend Income
Enhanced Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$229,700,768	$(175,771,572)	$—	$—	$53,929,196	53,929,196	$16,877
	Goldman Sachs Financial Square Money Market Fund — Institutional Shares	1,446,103	15	(1,437,030)	(1,582)	1,598	9,104	9,094	15
Government Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	59,347,188	175,638,235	(163,382,418)	—	—	71,603,005	71,603,005	54,362
Inflation Protected Securities	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,508,731	91,430,059	(76,417,036)	—	—	18,521,754	18,521,754	7,637
Short Duration Government	Goldman Sachs Financial Square Government Fund — Institutional Shares	99,415,408	394,214,310	(249,500,498)	—	—	244,129,220	244,129,220	55,955
Short Duration Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	3,637,470	760,860,094	(476,416,111)	—	—	288,081,453	288,081,453	61,931

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning value as of March 31, 2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending value as of September 30, 2020	Shares as of September 30, 2020	Dividend Income
Short Duration Income (continued)	Goldman Sachs Access High Yield Corporate Bond ETF	$—	$36,594,195	$—	$—	$(87,916)	$36,506,279	754,343	$259,879
	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	—	18,743,466	—	—	(58,687)	18,684,779	372,615	12,840
Short-Term Conservative Income	Goldman Sachs Financial Square Government Fund — Institutional Shares	62,722,363	2,403,905,855	(1,786,282,346)	—	—	680,345,872	680,345,872	156,125
	Goldman Sachs Financial Square Money Market Fund — Institutional Shares	198,305,267	317,151	—	—	357,205	198,979,623	198,780,843	319,566

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2020, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Enhanced Income	$8,900,000	$90,014,772	$3,700,221	$92,114,073
Government Income	1,701,331,192	—	1,693,702,814	8,819,539
High Quality Floating Rate	9,238,341	4,858,825	15,333,426	41,198,552
Inflation Protected Securities	176,700,961	—	106,786,366	—
Short Duration Government	347,165,227	—	316,739,295	—
Short Duration Income	1,571,067,490	705,127,474	1,391,198,056	209,996,051
Short-Term Conservative Income	—	842,916,600	—	817,407,329

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7. TAX INFORMATION

As of March 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income	Short-Term Conservative Income
Capital loss carryforwards:
Perpetual Short-Term	(3,003,398)	—	(4,205,610)	—	(19,688,667)	(413,244)	—
Perpetual Long-Term	(3,410,043)	(2,097,306)	(2,183,215)	(7,787,826)	(20,842,631)	—	—
Total capital loss carryforwards	$(6,413,441)	$(2,097,306)	$(6,388,825)	$(7,787,826)	$(40,531,298)	$(413,244)	$—
Timing differences (Income Distributions Payable, Post October Loss Deferral and Straddle Loss Deferral)	$(2,473,833)	$(7,845,955)	$(2,044,957)	$(10,121,830)	$(17,098,083)	$(1,069,605)	$(5,662,396)

As of September 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income	Short-Term Conservative Income
Tax Cost	$472,754,604	$404,972,425	$209,771,429	$415,736,693	$1,247,449,859	$1,804,268,976	$4,891,346,307
Gross unrealized gain	11,591,538	20,118,546	941,666	36,869,639	36,416,918	31,893,762	12,664,607
Gross unrealized loss	(341,031)	(232,697)	(959,663)	(844,420)	(3,579,900)	(8,558,105)	(790,617)
Net unrealized gains (losses)	$11,250,507	$19,885,849	$(17,997)	$36,025,219	$32,837,018	$23,335,657	$11,873,990

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of market discount accretion and premium amortization and swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations,

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor

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8. OTHER RISKS (continued)

redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

143

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	Enhanced Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	102,384	$976,520	124,602	$1,179,827
Reinvestment of distributions	6,701	63,630	24,956	235,946
Shares redeemed	(128,366)	(1,212,583)	(1,068,108)	(10,105,480)
	(19,281)	(172,433)	(918,550)	(8,689,707)
Administration Shares
Shares sold	31,652	301,948	169,751	1,604,403
Reinvestment of distributions	3,296	31,357	7,452	70,530
Shares redeemed	(2)	(23)	(23,389)	(222,174)
	34,946	333,282	153,814	1,452,759
Institutional Shares
Shares sold	3,194,656	30,358,319	6,191,519	58,509,132
Reinvestment of distributions	125,222	1,187,198	437,541	4,130,930
Shares redeemed	(7,369,991)	(70,022,131)	(13,792,687)	(130,078,877)
	(4,050,113)	(38,476,614)	(7,163,627)	(67,438,815)
Investor Shares
Shares sold	124,118	1,175,120	878,110	8,284,721
Reinvestment of distributions	6,054	57,359	19,600	184,838
Shares redeemed	(47,832)	(451,138)	(796,861)	(7,514,242)
	82,340	781,341	100,849	955,317
Class R6 Shares
Shares sold	1,704,055	16,093,345	1,415,912	13,357,325
Reinvestment of distributions	42,149	399,834	124,180	1,172,168
Shares redeemed	(1,092,989)	(10,247,909)	(1,920,278)	(17,914,146)
	653,215	6,245,270	(380,186)	(3,384,653)
Class P Shares
Shares sold	19,646,978	186,649,441	6,090,718	57,553,022
Reinvestment of distributions	186,706	1,772,924	439,490	4,149,291
Shares redeemed	(9,188,080)	(87,465,899)	(10,061,170)	(95,137,185)
	10,645,604	100,956,466	(3,530,962)	(33,434,872)

NET INCREASE (DECREASE)	7,346,711	$69,667,312	(11,738,662)	$(110,539,971)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Government Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,171,295	$18,377,890	1,073,050	$16,108,856
Reinvestment of distributions	23,020	361,369	97,754	1,463,742
Shares redeemed	(792,628)	(12,421,805)	(2,738,715)	(40,966,833)
	401,687	6,317,454	(1,567,911)	(23,394,235)
Class C Shares
Shares sold	87,995	1,380,893	147,197	2,238,519
Reinvestment of distributions	434	6,802	2,386	35,795
Shares redeemed	(124,841)	(1,958,659)	(89,061)	(1,336,974)
	(36,412)	(570,964)	60,522	937,340
Institutional Shares
Shares sold	6,470,947	101,336,644	6,620,674	100,445,933
Reinvestment of distributions	75,577	1,184,782	174,533	2,613,161
Shares redeemed	(8,136,656)	(127,566,082)	(4,268,184)	(63,937,918)
	(1,590,132)	(25,044,656)	2,527,023	39,121,176
Service Shares
Shares sold	246,913	3,867,919	645,261	9,649,068
Reinvestment of distributions	10,122	158,453	42,545	635,995
Shares redeemed	(386,943)	(6,044,037)	(652,731)	(9,713,238)
	(129,908)	(2,017,665)	35,075	571,825
Investor Shares
Shares sold	502,917	7,883,903	494,515	7,451,097
Reinvestment of distributions	4,913	77,116	2,871	43,214
Shares redeemed	(123,471)	(1,936,794)	(58,640)	(882,970)
	384,359	6,024,225	438,746	6,611,341
Class R6 Shares
Shares sold	356,535	5,579,249	441,072	6,601,187
Reinvestment of distributions	4,341	68,038	12,166	182,050
Shares redeemed	(169,494)	(2,655,605)	(388,488)	(5,828,140)
	191,382	2,991,682	64,750	955,097
Class R Shares
Shares sold	251,360	3,929,810	543,890	8,196,293
Reinvestment of distributions	4,189	65,675	21,918	328,019
Shares redeemed	(409,259)	(6,400,323)	(747,959)	(11,289,399)
	(153,710)	(2,404,838)	(182,151)	(2,765,087)
Class P Shares
Shares sold	258,703	4,058,781	459,416	6,896,000
Reinvestment of distributions	6,414	100,456	17,733	265,652
Shares redeemed	(48,206)	(752,094)	(267,178)	(4,006,978)
	216,911	3,407,143	209,971	3,154,674

NET INCREASE (DECREASE)	(715,823)	$(11,297,619)	1,586,025	$25,192,131

145

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	High Quality Floating Rate Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	46,036	$395,786	824,038	$7,167,802
Reinvestment of distributions	2,448	20,989	22,253	193,125
Shares redeemed	(554,144)	(4,702,167)	(459,834)	(3,994,571)
	(505,660)	(4,285,392)	386,457	3,366,356
Institutional Shares
Shares sold	2,622,833	22,588,689	5,255,330	45,437,667
Reinvestment of distributions	15,476	132,901	102,648	891,338
Shares redeemed	(1,993,050)	(17,138,808)	(4,296,084)	(37,240,868)
	645,259	5,582,782	1,061,894	9,088,137
Service Shares
Shares sold	21	180	8,377	73,209
Reinvestment of distributions	6	52	146	1,277
Shares redeemed	—	—	(13,335)	(115,966)
	27	232	(4,812)	(41,480)
Investor Shares
Shares sold	40,529	350,257	915,021	7,912,167
Reinvestment of distributions	1,248	10,682	25,379	219,899
Shares redeemed	(325,896)	(2,768,445)	(1,421,190)	(12,237,900)
	(284,119)	(2,407,506)	(480,790)	(4,105,834)
Class R6 Shares
Shares sold	22,286	192,221	25,082	217,975
Reinvestment of distributions	679	5,833	9,082	78,951
Shares redeemed	(64,920)	(557,307)	(596,928)	(5,189,884)
	(41,955)	(359,253)	(562,764)	(4,892,958)
Class P Shares
Shares sold	2,571,523	22,190,627	8,415,654	73,233,038
Reinvestment of distributions	62,661	538,331	726,432	6,313,928
Shares redeemed	(6,072,184)	(52,117,084)	(35,157,694)	(304,892,048)
	(3,438,000)	(29,388,126)	(26,015,608)	(225,345,082)

NET DECREASE	(3,624,448)	$(30,857,263)	(25,615,623)	$(221,930,861)

146

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Inflation Protected Securities Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,842,715	$20,637,538	1,978,603	$21,068,912
Reinvestment of distributions	7,172	82,087	54,908	578,540
Shares redeemed	(1,017,093)	(11,395,831)	(2,358,860)	(24,986,706)
	832,794	9,323,794	(325,349)	(3,339,254)
Class C Shares
Shares sold	58,096	642,927	14,752	155,892
Reinvestment of distributions	102	1,154	5,191	53,519
Shares redeemed	(40,204)	(444,620)	(222,585)	(2,313,340)
	17,994	199,461	(202,642)	(2,103,929)
Institutional Shares
Shares sold	4,406,789	50,097,870	6,167,610	66,377,056
Reinvestment of distributions	35,567	410,612	244,560	2,612,342
Shares redeemed	(2,853,126)	(32,226,032)	(7,541,740)	(80,898,734)
	1,589,230	18,282,450	(1,129,570)	(11,909,336)
Investor Shares
Shares sold	2,806,160	31,653,356	1,568,160	16,748,401
Reinvestment of distributions	15,404	177,008	49,962	530,726
Shares redeemed	(543,332)	(6,143,177)	(661,171)	(7,054,115)
	2,278,232	25,687,187	956,951	10,225,012
Class R6 Shares
Shares sold	2,467,181	28,033,925	2,717,859	29,280,619
Reinvestment of distributions	21,510	248,212	102,551	1,094,951
Shares redeemed	(693,031)	(7,849,796)	(1,888,627)	(20,269,058)
	1,795,660	20,432,341	931,783	10,106,512
Class R Shares
Shares sold	319,496	3,544,206	904,066	9,542,983
Reinvestment of distributions	2,085	23,790	26,030	273,126
Shares redeemed	(493,152)	(5,441,114)	(719,395)	(7,596,471)
	(171,571)	(1,873,118)	210,701	2,219,638
Class P Shares
Shares sold	1,820,413	20,584,528	2,778,507	29,565,299
Reinvestment of distributions	14,966	172,756	232,024	2,470,173
Shares redeemed	(670,126)	(7,503,747)	(10,436,936)	(111,822,851)
	1,165,253	13,253,537	(7,426,405)	(79,787,379)

NET INCREASE (DECREASE)	7,507,592	$85,305,652	(6,984,531)	$(74,588,736)

147

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Government Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,655,884	$36,613,078	5,373,313	$52,966,227
Reinvestment of distributions	42,905	429,975	139,997	1,377,240
Shares redeemed	(2,220,457)	(22,248,060)	(4,840,771)	(47,660,557)
	1,478,332	14,794,993	672,539	6,682,910
Class C Shares
Shares sold	559,936	5,567,897	536,956	5,264,744
Reinvestment of distributions	4,350	43,296	19,772	193,191
Shares redeemed	(287,530)	(2,859,752)	(844,515)	(8,245,974)
	276,756	2,751,441	(287,787)	(2,788,039)
Institutional Shares
Shares sold	20,276,973	202,332,905	18,750,118	184,220,061
Reinvestment of distributions	233,496	2,331,446	695,220	6,817,813
Shares redeemed	(10,148,885)	(101,207,597)	(23,367,880)	(229,164,383)
	10,361,584	103,456,754	(3,922,542)	(38,126,509)
Service Shares
Shares sold	175,962	1,755,890	569,697	5,569,643
Reinvestment of distributions	3,986	39,757	19,873	194,581
Shares redeemed	(133,859)	(1,334,456)	(555,079)	(5,430,434)
	46,089	461,191	34,491	333,790
Investor Shares
Shares sold	1,161,792	11,637,452	3,741,545	36,938,076
Reinvestment of distributions	25,696	257,690	69,398	683,308
Shares redeemed	(1,128,817)	(11,310,038)	(2,943,420)	(29,051,462)
	58,671	585,104	867,523	8,569,922
Class R6 Shares
Shares sold	520,258	5,194,158	841,480	8,298,018
Reinvestment of distributions	8,659	86,473	13,261	130,094
Shares redeemed	(343,572)	(3,430,007)	(207,302)	(2,038,804)
	185,345	1,850,624	647,439	6,389,308
Class P Shares
Shares sold	14,303,193	142,712,837	6,625,222	64,899,293
Reinvestment of distributions	250,629	2,501,994	1,002,183	9,818,952
Shares redeemed	(7,904,014)	(78,869,949)	(22,404,290)	(219,464,876)
	6,649,808	66,344,882	(14,776,885)	(144,746,631)

NET INCREASE (DECREASE)	19,056,585	$190,244,989	(16,765,222)	$(163,685,249)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short Duration Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,103,616	$52,249,443	1,006,723	$10,044,486
Reinvestment of distributions	19,570	199,212	24,100	239,799
Shares redeemed	(163,103)	(1,658,954)	(703,715)	(6,917,607)
	4,960,083	50,789,701	327,108	3,366,678
Class C Shares
Shares sold	28,726	294,368	70,197	698,273
Reinvestment of distributions	947	9,612	3,420	34,044
Shares redeemed	(33,855)	(342,604)	(113,366)	(1,117,650)
	(4,182)	(38,624)	(39,749)	(385,333)
Institutional Shares
Shares sold	3,433,194	34,796,245	7,550,417	74,999,885
Reinvestment of distributions	64,022	651,890	155,185	1,547,838
Shares redeemed	(1,855,754)	(18,851,480)	(7,440,031)	(74,100,461)
	1,641,462	16,596,655	265,571	2,447,262
Investor Shares
Shares sold	1,007,253	10,281,469	4,618,746	45,998,772
Reinvestment of distributions	7,146	72,844	50,286	501,842
Shares redeemed	(398,423)	(4,055,071)	(4,383,127)	(43,501,301)
	615,976	6,299,242	285,905	2,999,313
Class R6 Shares
Shares sold	581,107	5,914,949	32,799	327,375
Reinvestment of distributions	3,850	39,403	3,679	36,655
Shares redeemed	(39,848)	(406,989)	(52,075)	(518,233)
	545,109	5,547,363	(15,597)	(154,203)
Class R Shares
Shares sold	268,284	2,757,830	2,408	24,040
Reinvestment of distributions	746	7,636	300	2,991
Shares redeemed	(6,816)	(69,865)	(850)	(8,515)
	262,214	2,695,601	1,858	18,516
Class P Shares
Shares sold	83,583,100	847,195,593	36,970,814	368,351,465
Reinvestment of distributions	1,222,466	12,453,198	1,993,763	19,875,283
Shares redeemed	(16,873,307)	(170,745,021)	(27,031,299)	(268,622,567)
	67,932,259	688,903,770	11,933,278	119,604,181

NET INCREASE	75,952,921	$770,793,708	12,758,374	$127,896,414

149

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Conservative Income Fund
	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,204,819	$92,308,541	7,715,050	$77,516,019
Reinvestment of distributions	28,655	287,790	108,966	1,093,936
Shares redeemed	(3,341,407)	(33,583,363)	(8,532,146)	(85,532,994)
	5,892,067	59,012,968	(708,130)	(6,923,039)
Administration Shares
Shares sold	3,807	37,887	102,576	1,030,756
Reinvestment of distributions	280	2,805	1,617	16,229
Shares redeemed	(107,187)	(1,078,721)	(91,804)	(921,717)
	(103,100)	(1,038,029)	12,389	125,268
Preferred Shares
Reinvestment of distributions	13	127	61	614
	13	127	61	614
Institutional Shares
Shares sold	66,145,397	664,910,120	200,312,422	2,013,343,633
Reinvestment of distributions	713,316	7,161,005	3,026,963	30,390,073
Shares redeemed	(53,807,608)	(539,858,553)	(138,597,775)	(1,387,990,290)
	13,051,105	132,212,572	64,741,610	655,743,416
Investor Shares
Shares sold	13,692,049	137,627,550	20,979,266	210,745,806
Reinvestment of distributions	57,766	580,292	163,480	1,640,862
Shares redeemed	(6,177,702)	(62,135,318)	(12,588,448)	(125,824,881)
	7,572,113	76,072,524	8,554,298	86,561,787
Class R6 Shares
Shares sold	826	8,320	95,862,431	964,281,503
Reinvestment of distributions	142,910	1,435,521	1,152,079	11,579,195
Shares redeemed	(895,483)	(9,008,491)	(110,653,008)	(1,112,841,737)
	(751,747)	(7,564,650)	(13,638,498)	(136,981,039)
Class P Shares
Shares sold	141,768,009	1,423,931,963	223,664,416	2,246,900,593
Reinvestment of distributions	1,065,482	10,691,607	4,566,634	45,809,114
Shares redeemed	(79,365,169)	(796,495,605)	(236,490,139)	(2,366,444,340)
	63,468,322	638,127,965	(8,259,089)	(73,734,633)

NET INCREASE	89,128,773	$896,823,477	50,702,641	$524,792,374

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GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Administration, Preferred, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares for certain Funds), contingent deferred sales charges on redemptions (generally with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Administration, Preferred, Class R6, Class R or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020, which represents a period of 183 days of a 365-day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Government Income Fund				High Quality Floating Rate Fund				Inflation Protected Securities Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,043.10		$2.97	$1,000.00	$1,015.00		$4.24	$1,000.00	$1,033.80		$3.06	$1,000.00	$1,069.60		$3.48
Hypothetical 5% return	1,000.00	1,022.16	+	2.94	1,000.00	1,022.16	+	4.26	1,000.00	1,022.16	+	3.04	1,000.00	1,022.16	+	3.40
Class C
Actual	—	—		—	1,000.00	1,010.50		8.01	—	—		—	1,000.00	1,066.00		7.35
Hypothetical 5% return	—	—		—	1,000.00	1,017.10	+	8.04	—	—		—	1,000.00	1,017.95	+	7.18
Administration
Actual	1,000.00	1,043.00		3.02	—	—		—	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,022.11	+	2.99	—	—		—	—	—		—	—	—		—
Institutional
Actual	1,000.00	1,044.40		1.74	1,000.00	1,016.50		2.68	1,000.00	1,035.00		1.84	1,000.00	1,071.20		1.77
Hypothetical 5% return	1,000.00	1,023.36	+	1.72	1,000.00	1,022.41	+	2.69	1,000.00	1,023.26	+	1.83	1,000.00	1,023.36	+	1.72
Service
Actual	—	—		—	1,000.00	1,014.00		5.20	1,000.00	1,032.40		4.38	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,019.90	+	5.22	1,000.00	1,020.76	+	4.36	—	—		—
Investor
Actual	1,000.00	1,044.00		2.20	1,000.00	1,016.20		2.98	1,000.00	1,035.90		2.30	1,000.00	1,071.30		2.18
Hypothetical 5% return	1,000.00	1,022.91	+	2.18	1,000.00	1,022.11	+	2.99	1,000.00	1,022.81	+	2.28	1,000.00	1,022.96	+	2.13
Class R6
Actual	1,000.00	1,044.50		1.69	1,000.00	1,016.00		2.63	1,000.00	1,035.10		1.79	1,000.00	1,071.40		1.71
Hypothetical 5% return	1,000.00	1,023.41	+	1.67	1,000.00	1,022.46	+	2.64	1,000.00	1,023.31	+	1.78	1,000.00	1,023.41	+	1.67
Class R
Actual	—	—		—	1,000.00	1,013.10		5.50	—	—		—	1,000.00	1,068.10		4.77
Hypothetical 5% return	—	—		—	1,000.00	1,019.60	+	5.52	—	—		—	1,000.00	1,020.45	+	4.66
Class P
Actual	1,000.00	1,044.50		1.69	1,000.00	1,016.60		2.63	1,000.00	1,036.20		1.79	1,000.00	1,071.30		1.71
Hypothetical 5% return	1,000.00	1,023.41	+	1.67	1,000.00	1,023.41	+	2.64	1,000.00	1,023.41	+	1.78	1,000.00	1,023.41	+	1.67

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class A	Class C	Administration	Institutional	Service	Investor	Class R6	Class R	Class P
Enhanced Income	0.58%	—%	0.59%	0.35%	—%	0.43%	0.33%	—%	0.33%
Government Income	0.84	1.59	—	0.53	1.03	0.59	0.52	1.09	0.52
High Quality Floating Rate	0.60	—	—	0.36	0.86	0.45	0.35	—	0.35
Inflation Protected Securities	0.67	1.42	—	0.34	—	0.42	0.33	0.92	0.33

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Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited) (continued)

	Short Duration Government Fund				Short Duration Income Fund				Short-Term Conservative Income Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,010.20		$4.03	$1,000.00	$1,067.00		$3.94	$1,000.00	$1,023.20		$2.33
Hypothetical 5% return	1,000.00	1,021.06	+	4.05	1,000.00	1,021.06	+	3.85	1,000.00	1,021.06	+	2.33
Class C
Actual	1,000.00	1,008.20		6.04	1,000.00	1,063.80		6.05	—	—		—
Hypothetical 5% return	1,000.00	1,019.05	+	6.07	1,000.00	1,019.20	+	5.92	—	—		—
Administration
Actual	—	—		—	—	—		—	1,000.00	1,024.40		2.44
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,022.66	+	2.43
Preferred
Actual	—	—		—	—	—		—	1,000.00	1,024.10		1.52
Hypothetical 5% return	—	—		—	—	—		—	1,000.00	1,023.56	+	1.52
Institutional
Actual	1,000.00	1,011.90		2.37	1,000.00	1,067.60		2.23	1,000.00	1,025.40		1.17
Hypothetical 5% return	1,000.00	1,022.71	+	2.38	1,000.00	1,022.91	+	2.18	1,000.00	1,023.92	+	1.17
Service
Actual	1,000.00	1,009.40		4.89	—	—		—	—	—		—
Hypothetical 5% return	1,000.00	1,020.21	+	4.91	—	—		—	—	—		—
Investor
Actual	1,000.00	1,011.50		2.77	1,000.00	1,068.30		2.64	1,000.00	1,025.00		1.57
Hypothetical 5% return	1,000.00	1,022.31	+	2.79	1,000.00	1,022.51	+	2.59	1,000.00	1,023.51	+	1.57
Class R6
Actual	1,000.00	1,012.00		2.32	1,000.00	1,068.80		2.13	1,000.00	1,024.50		1.12
Hypothetical 5% return	1,000.00	1,022.76	+	2.33	1,000.00	1,023.01	+	2.08	1,000.00	1,023.96	+	1.12
Class R
Actual	—	—		—	1,000.00	1,065.60		5.18	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,020.05	+	5.06	—	—		—
Class P
Actual	1,000.00	1,012.00		2.32	1,000.00	1,068.80		2.18	1,000.00	1,025.50		1.12
Hypothetical 5% return	1,000.00	1,022.76	+	2.33	1,000.00	1,022.76	+	2.13	1,000.00	1,022.76	+	1.12

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+Hypothetical	expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Fund	Class A	Class C	Administration	Preferred	Institutional	Service	Investor	Class R6	Class R	Class P
Short Duration Government	0.80%	1.20%	—%	—%	0.47%	0.97%	0.55%	0.46%	—%	0.46%
Short Duration Income	0.76	1.17	—	—	0.43	—	0.51	0.41	1.00	0.42
Short-Term Conservative Income	0.46	—	0.48	0.30	0.23	—	0.31	0.22	—	0.22

152

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Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Enhanced Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Income Fund, and Goldman Sachs Short-Term Conservative Income Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreements (the “Management Agreements”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreements were most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreements were last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Enhanced Income Fund, Short Duration Government Fund, and Short Duration Income Fund) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, administration and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreements

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer groups identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Enhanced Income Fund’s, Short Duration Government Fund’s, and Short Duration Income Fund’s performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Enhanced Income Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They observed that the Government Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees also noted that the Government Income Fund had experienced certain portfolio management changes in 2019 and the first half of 2020. They considered that the High Quality Floating Rate Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees observed that the Inflation Protected Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They also considered that the Inflation Protected Securities Fund had experienced certain portfolio management changes in 2019 and the first half of 2020. The Trustees further noted that the Short Duration Government Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period and the third quartile for the one-, three-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They also observed that the Short Duration Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2020. The Trustees considered that the Short-Term Conservative Income Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreements and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints (with the exception of the Short-Term Conservative Income Fund, which does not have breakpoints) to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Government Income Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment

155

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds (other than the Short-Term Conservative Income Fund) at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund	Inflation Protected Securities Fund	Short Duration Government Fund	Short Duration Income Fund

First $1 billion	0.25%	0.53%	0.31%	0.26%	0.44%	0.40%

Next $1 billion	0.23	0.48	0.28	0.23	0.40	0.36

Next $3 billion	0.22	0.45	0.27	0.22	0.38	0.34

Next $3 billion	0.22	0.44	0.26	0.22	0.37	0.33

Over $8 billion	0.22	0.44	0.25	0.21	0.36	0.32

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee (with respect to the Government Income Fund and Short-Term Conservative Income Fund) and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Government Income Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

With respect to the Short-Term Conservative Income Fund, the Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Fund that exceed a specified level.

156

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Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (i) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreements, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreements should be approved and continued with respect to each Fund until June 30, 2021.

157

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of September 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2020 Goldman Sachs. All rights reserved. 221935-OTU-1301884 SDFISAR-20

Goldman Sachs Funds

Semi-Annual Report	September 30, 2020

Single Sector Fixed Income Funds
Emerging Markets Debt
High Yield
High Yield Floating Rate
Investment Grade Credit
Local Emerging Markets Debt
U.S. Mortgages

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800- 621-2550 for Class P, Class R6, Institutional, Separate Account Institutional and Service shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, lease contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Single Sector Fixed Income Funds

∎	EMERGING MARKETS DEBT

∎	HIGH YIELD

∎	HIGH YIELD FLOATING RATE

∎	INVESTMENT GRADE CREDIT

∎	LOCAL EMERGING MARKETS DEBT

∎	U.S. MORTGAGES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Emerging Markets Debt Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	J.P. Morgan EMBISM Global Diversified Index Gross, USD, Unhedged[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	18.31%	14.86%	3.48%	3.41%
Class C	17.87	14.86	2.87	2.80
Institutional	18.46	14.86	3.96	3.91
Investor	18.43	14.86	3.90	3.83
Class R6	18.58	14.86	3.97	3.92
Class P	18.49	14.86	3.97	3.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 50 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

TOP TEN COUNTRY ALLOCATION†

	Percentage of Net Assets

	As of 9/30/20	As of 3/31/20

Indonesia	6.1%	6.4%
Mexico	5.6	5.1
Turkey	4.0	5.1
United Arab Emirates	3.7	2.8
Egypt	3.5	3.5
Romania	3.4	2.1
Paraguay	3.3	3.0
Ukraine	3.1	4.0
Dominican Republic	2.9	4.3
Colombia	2.6	0.0
Other	52.1	51.3

†	The percentage shown for each country reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 1.6% as of 9/30/20 and 6.1% as of 3/31/20. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

High Yield Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	15.37%	15.18%	4.37%	4.29%
Class C	14.92	15.18	3.81	3.72
Institutional	15.49	15.18	4.85	4.82
Service	15.25	15.18	4.35	4.31
Investor	15.49	15.18	4.83	4.74
Class R6	15.47	15.18	4.86	4.83
Class R	15.23	15.18	4.31	4.23
Class P	15.49	15.18	4.87	4.83

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index, an unmanaged index, covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/20	as of 3/31/20

Media	8.2%	9.7%
Telecommunication Services	6.6	7.7
Oil Field Services	6.0	3.6
Pipelines	5.1	3.7
Automotive	4.8	3.0
Retailing	4.7	4.4
Food & Drug Retailing	4.6	4.7
Healthcare Providers & Services	4.3	3.9
Chemicals	4.1	3.5
Diversified Financial Services	3.7	4.5
Other	44.4	47.7

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investment companies and exchange traded funds of 0.0% as of 9/30/20 and 3.7% as of 3/31/20. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

TOP TEN HOLDINGS AS OF 9/30/20‡

Company	% of Net Assets	Line of Business

Kraft Heinz Foods Co. (BB+/Baa3)	0.8%	Food & Drug Retailing
Bausch Health Americas, Inc. (B/B3)	0.8	Pharmaceuticals
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)	0.6	Media
Sprint Capital Corp. (BB/B1)	0.6	Telecommunication Services
Sprint Corp. (BB/B1)	0.6	Telecommunication Services
Occidental Petroleum Corp. (BB+/Ba2)	0.5	Oil Field Services
Beacon Roofing Supply, Inc. (B-/Caa1)	0.5	Retailing
Intelsat Jackson Holdings SA (NR/WR)	0.5	Telecommunication Services
CSC Holdings LLC (B/B3)	0.5	Media
Banff Merger Sub, Inc. (CCC+/Caa2)	0.5	Computers

‡	The top 10 holdings may not be representative of the Fund’s future investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

High Yield Floating Rate Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Credit Suisse Leveraged Loan Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	16.38%	14.24%	3.49%	3.37%
Class C	15.95	14.24	2.83	2.71
Institutional	16.43	14.24	3.91	3.79
Investor	16.49	14.24	3.83	3.70
Class R6	16.56	14.24	3.92	3.79
Class R	16.25	14.24	3.19	3.23
Class P	16.56	14.24	3.92	3.80

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Credit Suisse Leveraged Loan Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated leveraged loan market. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/20	as of 3/31/20

Technology – Software/Services	12.4%	12.8%
Health Care – Services	5.9	4.9
Chemicals	4.8	5.4
Packaging	3.8	3.8
Telecommunication Services	3.6	3.0
Media – Non Cable	3.5	3.2
Diversified Financial Services	3.4	3.2
Entertainment	3.2	3.5
Building Materials	3.2	4.2
Media – Cable	2.9	2.9
Other	49.1	46.6

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies, exchange traded funds and securities lending reinvestment vehicle of 3.5% as of 9/30/20 and 7.7% as of 3/31/20. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

Investment Grade Credit Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Credit Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	13.22%	9.84%	1.39%	1.32%
Institutional	13.28	9.84	1.78	1.71

Separate Account Institutional	13.29	9.84	1.79	1.72
Investor	13.23	9.84	1.72	1.65

Class R6	13.29	9.84	1.79	1.72
Class P	13.30	9.84	1.79	1.72

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

FUND BASICS

FUND COMPOSITION†

Percentage of Net Assets

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

TOP TEN INDUSTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/20	as of 3/31/20

Banks	22.2%	20.9%
Telecommunication Services	7.9	6.3
Pharmaceuticals	6.9	7.6
Electrical	5.3	4.9
Pipelines	5.0	6.0
Beverages	4.8	5.2
Oil Field Services	4.0	3.9
Computers	3.7	3.3
Sovereign	3.5	3.3
Real Estate Investment Trust	3.4	2.6

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The table does not include investments in other investment companies of 0.0% as of 9/30/20 and 5.1% as of 3/31/20. Figures in the above table may not sum to 100% due to exclusion of other assets and liabilities. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Local Emerging Markets Debt Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	J.P. Morgan GBI-EMSM Global Diversified Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]
Class A	12.03%	10.49%	3.34%	2.63%
Class C	11.63	10.49	2.73	2.00
Institutional	12.23	10.49	3.80	3.09
Investor	11.98	10.49	3.75	3.01
Class R6	12.24	10.49	3.81	3.10
Class P	12.24	10.49	3.81	3.10

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) is an unmanaged index of debt instruments of 14 emerging countries. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN COUNTRY ALLOCATION†

	Percentage of Net Assets

	as of 9/30/20	as of 3/31/20

South Africa	9.1%	7.4%
Thailand	8.8	11.9
Mexico	8.7	4.8
Colombia	7.3	2.2
Peru	6.9	7.6
Poland	6.3	6.5
United States	5.3	4.3
United Kingdom	5.1	5.9
Russia	4.3	6.5
Czech Republic	4.2	5.6
Other	22.8	21.0
†	The percentage shown for each investment category reflects the value of investments in that country as a percentage of net assets. The table does not include investments in other investment companies of 5.1% as of 9/30/20 and 8.3% as of 3/31/20. The table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

U.S. Mortgages Fund

as of September 30, 2020

PERFORMANCE REVIEW

April 1, 2020–September 30, 2020	Fund Total Return (based on NAV)[1]	Bloomberg Barclays U.S. Securitized Bond Index[2]	30-Day Standardized Subsidized Yield[3]	30-Day Standardized Unsubsidized Yield[3]

Class A	2.97%	1.18%	1.41%	1.36%
Institutional	3.14	1.18	1.80	1.75
Separate Account Institutional	3.15	1.18	1.81	1.76
Investor	3.10	1.18	1.71	1.66
Class R6	3.14	1.18	1.81	1.76
Class P	3.14	1.18	1.81	1.76

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The method of calculation of the 30-Day Standardized Subsidized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized. The 30-Day Standardized Subsidized Yield reflects fee waivers and/or expense reimbursements recorded by the Fund during the period. Without waivers and/or reimbursements, yields would be reduced. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. The 30-Day Standardized Unsubsidized Yield does not adjust for any fee waivers and/or expense reimbursements in effect. If the Fund does not incur any fee waivers and/or expense reimbursements during the period, the 30-Day Standardized Subsidized Yield and 30-Day Standardized Unsubsidized Yield will be identical.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

PORTFOLIO COMPOSITION†

Percentage of Net Assets

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

(a)	“Federal Agencies” are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 62.5%
Angola – 0.9%
	Republic of Angola (NR/Caa1)(a)
	$9,610,000	8.250%		05/09/28	$7,621,931
	Republic of Angola (CCC+/Caa1)
	2,670,000	9.125	(a)	11/26/49	2,073,422
	2,230,000	9.125		11/26/49	1,731,735

					11,427,088

Argentina(b) – 1.7%
	Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	57,165
	$1,479,348	1.000		07/09/29	670,884
	19,634,677	0.125	(c)	07/09/30	8,148,391
EUR	3,559,900	0.125		07/09/30	1,648,653
	$28,120,015	0.125	(c)	07/09/35	10,502,826
	1,434,455	0.125	(c)	07/09/41	566,610

					21,594,529

Armenia(a) – 0.2%
	Republic of Armenia (NR/Ba3)
	2,100,000	3.950		09/26/29	2,030,437

Azerbaijan – 0.9%
	Republic of Azerbaijan (NR/Ba2u)
	3,534,000	4.750		03/18/24	3,701,865
	8,050,000	3.500		09/01/32	7,738,062

					11,439,927

Bahrain – 1.7%
	Kingdom of Bahrain (B+/NR)
	560,000	7.000		10/12/28	611,275
	1,380,000	7.375		05/14/30	1,514,119
	8,530,000	7.375	(a)	05/14/30	9,359,009
	5,140,000	5.450	(a)	09/16/32	4,908,700
	990,000	6.000		09/19/44	912,038
	Kingdom of Bahrain (B+/B2u)(a)
	4,410,000	5.625		09/30/31	4,299,750

					21,604,891

Belarus – 0.7%
	Republic of Belarus (B/B3u)
	450,000	7.625		06/29/27	438,610
	1,340,000	6.200		02/28/30	1,249,131
	Republic of Belarus Ministry of Finance (B/NR)(a)
	1,400,000	5.875		02/24/26	1,299,900
	5,390,000	6.378		02/24/31	5,045,040

					8,032,681

Belize(a)(d) – 0.1%
	Republic of Belize (CCC+/Caa1)
	2,567,296	4.938		02/20/34	1,116,774

Bermuda(a)(b) – 0.3%
	Bermuda Government Bond (A+/A2)
	1,900,000	2.375		08/20/30	1,919,000
	1,890,000	3.375		08/20/50	1,970,916

					3,889,916

Bolivia – 0.0%
	Republic of Bolivian (B+/B2)
	200,000	4.500		03/20/28	170,812

Sovereign Debt Obligations – (continued)
Chile(b) – 0.0%
	Republic of Chile (A+/A1)
	390,000	3.500		01/25/50	444,722

Colombia(b) – 1.7%
	Republic of Colombia (BBB-/Baa2)
	6,780,000	3.125		04/15/31	6,925,770
	2,180,000	5.000		06/15/45	2,543,787
	640,000	5.200		05/15/49	773,200
	10,030,000	4.125		05/15/51	10,456,275

					20,699,032

Costa Rica(a) – 0.2%
	Republic of Costa Rica (B/B2)
	2,520,000	6.125		02/19/31	2,364,075

Croatia – 1.1%
	Croatia Government International Bond (BBB-/Ba2)
EUR	5,440,000	1.125		06/19/29	6,489,744
	6,160,000	1.500		06/17/31	7,493,127

					13,982,871

Dominican Republic – 2.7%
	Dominican Republic (NR/NR)
DOP	8,900,000	18.500	(a)	02/04/28	220,740
	152,600,000	10.750		08/11/28	2,760,898
	Dominican Republic (BB-/Ba3)
	$450,000	6.875		01/29/26	500,906
	1,500,000	8.625		04/20/27	1,749,375
	4,740,000	6.850	(a)	01/27/45	4,994,775
	6,599,000	6.850		01/27/45	6,953,696
	11,020,000	6.500	(a)	02/15/48	11,112,981
	170,000	6.500		02/15/48	171,434
	3,490,000	6.400	(a)	06/05/49	3,499,816
	1,760,000	5.875		01/30/60	1,661,000

					33,625,621

Ecuador(a) – 2.0%
	Republic of Ecuador (B-/NR)
	3,532,360	0.000	(e)	07/31/30	1,642,547
	4,773,040	0.500	(c)	07/31/30	3,233,734
	24,028,455	0.500	(c)	07/31/35	13,395,864
	12,651,936	0.500	(c)	07/31/40	6,357,598

					24,629,743

Egypt – 3.5%
	Republic of Egypt (B/B2u)(a)
	6,510,000	8.875		05/29/50	6,453,037
	Republic of Egypt (NR/B2)
	2,050,000	7.500		01/31/27	2,149,938
	Republic of Egypt (B/NR)
EUR	120,000	4.750		04/11/25	136,737
	2,369,000	6.375		04/11/31	2,583,974
	1,770,000	6.375	(a)	04/11/31	1,930,618
	Republic of Egypt (B/B2)
	8,360,000	4.750	(a)	04/16/26	9,302,407
	2,260,000	5.625	(a)	04/16/30	2,399,668
	7,200,000	5.625		04/16/30	7,644,959

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
	Republic of Egypt (B/B2u)
	$8,180,000	7.625	%(a)	05/29/32	$7,975,500
	200,000	7.903	(a)	02/21/48	184,125
	990,000	8.700		03/01/49	963,394
	2,850,000	8.700	(a)	03/01/49	2,773,406

					44,497,763

El Salvador(b) – 0.4%
	Republic of El Salvador (B-/B3)
	150,000	9.500		07/15/52	141,984
	5,670,000	9.500	(a)	07/15/52	5,367,010

					5,508,994

Gabon – 0.3%
	Republic of Gabon (NR/Caa1)(a)
	2,760,000	6.625		02/06/31	2,458,987
	Republic of Gabon (NR/NR)
	1,854,118	6.375		12/12/24	1,745,768

					4,204,755

Ghana – 0.8%
	Republic of Ghana (NR/B1)
	1,970,000	10.750		10/14/30	2,388,625
	Republic of Ghana (B-/B3)(a)
	2,370,000	6.375		02/11/27	2,135,962
	Republic of Ghana (B-/B3)
	210,000	8.627	(a)	06/16/49	176,466
	2,109,000	8.627		06/16/49	1,772,219
	Republic of Ghana (B-/B3u)(a)
	4,640,000	8.125		03/26/32	4,067,250

					10,540,522

Guatemala – 2.3%
	Republic of Guatemala (BB-/Ba1)
	5,520,000	4.500	(a)	05/03/26	5,894,325
	5,430,000	4.500		05/03/26	5,798,222
	7,400,000	4.375	(a)	06/05/27	7,908,750
	350,000	4.375		06/05/27	374,063
	1,410,000	4.900	(a)(b)	06/01/30	1,560,253
	6,120,000	6.125	(a)(b)	06/01/50	7,317,225

					28,852,838

Honduras – 1.4%
	Republic of Honduras (BB-/B1)
	6,930,000	8.750	(a)	12/16/20	6,984,140
	6,018,000	8.750		12/16/20	6,065,016
	1,310,000	7.500	(a)	03/15/24	1,423,397
	1,120,000	7.500		03/15/24	1,216,950
	1,170,000	5.625	(a)(b)	06/24/30	1,252,266

					16,941,769

Hungary – 0.3%
	Hungary Government International Bond (BBB/Baa3)
EUR	3,250,000	1.750		06/05/35	4,000,985

Indonesia – 5.9%
	Perusahaan Penerbit SBSN Indonesia III (NR/Baa2)(a)
	$13,920,000	4.150		03/29/27	15,664,350

Sovereign Debt Obligations – (continued)
Indonesia – (continued)
	Perusahaan Penerbit SBSN Indonesia III (BBB/Baa2)
	2,430,000	4.550		03/29/26	2,794,500
	33,470,000	4.400	(a)	03/01/28	38,260,394
	1,460,000	4.450		02/20/29	1,686,300
	4,050,000	3.800	(a)	06/23/50	4,310,719
	Republic of Indonesia (NR/Baa2)
	550,000	4.350		01/11/48	633,703
	Republic of Indonesia (BBB/Baa2)
	400,000	4.750	(a)	01/08/26	464,750
EUR	1,550,000	0.900		02/14/27	1,774,136
	$2,380,000	3.850		10/15/30	2,698,325
	4,590,000	4.450		04/15/70	5,430,544
	350,000	4.625		04/15/43	408,953

					74,126,674

Iraq(b) – 0.0%
	Republic of Iraq (NR/NR)
	234,375	5.800		01/15/28	208,154

Israel – 0.7%
	State of Israel (AA-/A1)
	3,770,000	3.875		07/03/50	4,521,644
	2,820,000	4.500	(f)	04/03/20	3,842,250

					8,363,894

Ivory Coast – 0.5%
	Republic of Ivory Coast (NR/Ba3)
EUR	2,100,000	5.250		03/22/30	2,224,394
	2,370,000	6.625	(a)	03/22/48	2,348,006
	1,130,000	6.625		03/22/48	1,119,514

					5,691,914

Jamaica – 0.7%
	Jamaica Government International Bond (B+/B2)
	$6,890,000	7.875		07/28/45	8,718,003

Jordan(a) – 0.2%
	Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	2,910,000

	Kenya – 0.9%
	Republic of Kenya (B+/B2u)
	3,900,000	7.000	(a)	05/22/27	3,829,313
	750,000	7.250	(a)	02/28/28	737,109
	200,000	8.000		05/22/32	197,438
	6,380,000	8.000	(a)	05/22/32	6,298,256

					11,062,116

Lebanon(g) – 0.4%
	Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	549,450
	Republic of Lebanon (D/NR)
	2,020,000	6.650		04/22/24	308,050
	3,990,000	6.200		02/26/25	603,487
	270,000	6.600		11/27/26	40,500
	710,000	6.850		03/23/27	106,500
	1,220,000	6.650		11/03/28	183,000
	7,704,000	6.850		05/25/29	1,136,340
	10,024,000	6.650		02/26/30	1,453,480
	1,820,000	7.050		11/02/35	273,000
	150,000	7.250		03/23/37	22,500

					4,676,307

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
North Macedonia – 1.3%
	Republic of North Macedonia (BB-/NR)
EUR	600,000	5.625%		07/26/23	$772,278
	10,480,000	2.750	(a)	01/18/25	12,609,815
	2,710,000	2.750		01/18/25	3,260,744

					16,642,837

Mexico – 1.0%
	Mexico Government International Bond (BBB/Baa1)
	850,000	1.350	(b)	09/18/27	974,159
	$820,000	4.500		04/22/29	919,169
	United Mexican States (BBB/Baa1)(b)
	3,300,000	4.750		04/27/32	3,736,219
	United Mexican States (BBB/Baa1)(b)
	3,740,000	4.500		01/31/50	3,936,350
	2,920,000	5.000		04/27/51	3,273,320

					12,839,217

Mongolia – 0.5%
	Republic of Mongolia (B/NR)(a)
	1,940,000	5.125		04/07/26	1,949,700
	Republic of Mongolia (B/B3)
	1,200,000	5.125		12/05/22	1,222,875
	Republic of Mongolia (B/B3u)
	3,490,000	5.625		05/01/23	3,578,341

					6,750,916

Morocco(a) – 0.2%
	Kingdom of Morocco (BBB-/Ba1u)
EUR	2,560,000	1.500		11/27/31	2,818,569

Mozambique – 0.1%
	Republic of Mozambique (NR/Caa2u)
	$2,060,000	5.000		09/15/31	1,679,544

Nigeria – 1.8%
	Republic of Nigeria (B-/B2)
	2,630,000	6.500		11/28/27	2,503,431
	1,190,000	7.143		02/23/30	1,127,897
	8,390,000	7.875		02/16/32	7,999,341
	12,170,000	7.696	(a)	02/23/38	10,953,000

					22,583,669

Oman – 0.4%
	Oman Government International Bond (NR/Ba3)
	400,000	6.750		01/17/48	331,000
	4,250,000	6.750	(a)	01/17/48	3,516,875
	Oman Government International Bond (BB-/Ba3)
	1,430,000	4.750		06/15/26	1,306,662

					5,154,537

Panama – 1.3%
	Panama Notas del Tesoro (BBB+/NR)
	920,000	4.875		02/05/21	932,420
	Panama Notas del Tesoro (BBB+/Baa1)(a)
	2,740,000	3.750		04/17/26	2,933,512
	Republic of Panama (BBB+/Baa1)(b)
	6,500,000	4.500		04/01/56	8,112,000
	3,680,000	3.870		07/23/60	4,219,350

					16,197,282

Sovereign Debt Obligations – (continued)
Papua New Guinea(a) – 0.1%
	Papua New Guinea Government International Bond (B-/B2)
	1,450,000	8.375		10/04/28	1,424,625

Paraguay – 3.3%
	Republic of Paraguay (BB/NR)(a)
	4,590,000	5.600		03/13/48	5,650,003
	Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,820,099
	3,930,000	5.000	(a)	04/15/26	4,478,972
	685,000	5.000		04/15/26	780,686
	2,770,000	4.700	(a)	03/27/27	3,140,488
	2,760,000	4.950	(a)(b)	04/28/31	3,187,800
	400,000	4.950	(b)	04/28/31	462,000
	5,650,000	6.100		08/11/44	7,299,094
	3,050,000	5.400	(a)(b)	03/30/50	3,692,406

					41,511,548

Qatar – 1.8%
	Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	14,530,397
	2,950,000	4.817	(a)	03/14/49	3,967,750
	240,000	4.817		03/14/49	322,800
	2,770,000	4.400	(a)	04/16/50	3,569,837

					22,390,784

Romania – 3.4%
	Republic of Romania (BBB-/Baa3)
EUR	4,370,000	2.375	(a)	04/19/27	5,423,016
	7,360,000	2.875		05/26/28	9,395,075
	1,330,000	2.500		02/08/30	1,628,067
	3,250,000	3.624	(a)	05/26/30	4,305,822
	$2,070,000	3.000	(a)	02/14/31	2,124,338
EUR	2,320,000	2.124	(a)	07/16/31	2,711,583
	1,730,000	2.124		07/16/31	2,022,000
	2,270,000	2.000	(a)	01/28/32	2,622,371
	390,000	3.375	(a)	02/08/38	485,262
	$420,000	4.625	(a)	04/03/49	599,686
	900,000	3.375	(a)	01/28/50	1,074,990
	3,070,000	3.375		01/28/50	3,666,910
	5,860,000	4.000	(a)	02/14/51	6,030,306

					42,089,426

Russia – 1.1%
	Russian Federation Bond (NR/NR)
	4,000,000	4.750		05/27/26	4,580,000
	3,200,000	4.375	(a)	03/21/29	3,676,800
	4,200,000	5.100	(a)	03/28/35	5,147,625

					13,404,425

Saudi Arabia – 1.7%
	Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,838,588
	920,000	4.500		10/26/46	1,106,300
	3,600,000	4.625		10/04/47	4,401,000
	1,380,000	5.000		04/17/49	1,781,925
	1,770,000	3.750	(a)	01/21/55	1,916,025
	410,000	3.750		01/21/55	443,825
	8,270,000	4.500	(a)	04/22/60	10,257,384

					21,745,047

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Senegal(a) – 0.4%
	Republic of Senegal (B+/Ba3)
EUR	4,580,000	4.750%		03/13/28	$5,181,876

Serbia – 0.7%
	Republic of Serbia (NR/Ba3)
	440,000	3.125		05/15/27	551,344
	2,740,000	3.125	(a)	05/15/27	3,433,373
	Republic of Serbia (BB+/Ba3)(a)
	4,400,000	1.500		06/26/29	4,984,670

					8,969,387

South Africa – 1.5%
	Republic of South Africa (NR/Ba1)
	$3,660,000	4.850		09/27/27	3,611,962
	3,350,000	5.650		09/27/47	2,835,984
	Republic of South Africa (BB-/Ba1)
	240,000	4.875		04/14/26	242,250
	2,670,000	4.300		10/12/28	2,483,934
	5,670,000	4.850		09/30/29	5,398,903
	1,180,000	6.250		03/08/41	1,130,588
	4,120,000	5.750		09/30/49	3,487,838

					19,191,459

Sri Lanka – 1.8%
	Republic of Sri Lanka (B-/Caa1)
	2,980,000	5.750	(a)	04/18/23	2,207,063
	7,190,000	6.850	(a)	03/14/24	5,271,169
	910,000	6.350	(a)	06/28/24	656,622
	3,960,000	6.125		06/03/25	2,775,712
	6,010,000	6.850	(a)	11/03/25	4,244,562
	3,180,000	6.850		11/03/25	2,245,875
	1,690,000	6.750	(a)	04/18/28	1,144,447
	230,000	6.750		04/18/28	155,753
	5,240,000	7.550	(a)	03/28/30	3,537,000

					22,238,203

Tajikistan – 0.1%
	Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	571,772

Trinidad and Tobago(a)(b) – 0.1%
	Republic of Trinidad & Tobago (BBB-/Ba1)
	1,560,000	4.500		06/26/30	1,534,650

Tunisia(a) – 0.1%
	Banque Centrale de Tunisie International Bond (NR/B2)
EUR	850,000	6.750		10/31/23	937,722
	Banque Centrale de Tunisie International Bond (B2/NR)
	760,000	6.375		07/15/26	801,120

					1,738,842

Turkey – 2.8%
	Republic of Turkey (NR/B2)
	$5,380,000	4.250		03/13/25	4,951,281
EUR	5,290,000	3.250		06/14/25	5,684,758
	6,280,000	5.200		02/16/26	7,245,637
	$1,200,000	4.875		10/09/26	1,094,625
	4,780,000	6.000		03/25/27	4,573,862
	3,450,000	5.250		03/13/30	3,062,953

Sovereign Debt Obligations – (continued)
Turkey – (continued)
	Republic of Turkey (NR/B2) – (continued)
	7,640,000	5.750		05/11/47	6,073,800
	999,000	7.375		02/05/25	1,034,902
	2,300,000	6.000		01/14/41	1,907,563

					35,629,381

Ukraine – 3.1%
	Ukraine Government Bond (B/NR)
	600,000	8.994		02/01/24	626,100
	1,900,000	9.750		11/01/28	2,050,813
EUR	2,210,000	4.375	(a)	01/27/30	2,111,758
	$210,000	7.375		09/25/32	197,269
	4,473,000	7.253	(a)	03/15/33	4,103,977
	7,108,000	0.000	(e)	05/31/40	6,428,297
	Ukraine Government Bond (B/B3u)
	1,050,000	7.750		09/01/21	1,078,350
	7,470,000	7.750		09/01/23	7,589,520
	9,860,000	7.750		09/01/24	9,896,975
	2,430,000	7.750		09/01/25	2,430,000
	1,520,000	7.750		09/01/26	1,513,825
	360,000	7.750		09/01/27	356,625

					38,383,509

United Arab Emirates(a) – 0.8%
	Abu Dhabi Government International Bond (AA/Aa2u)
	3,200,000	3.875		04/16/50	3,898,000
	Finance Department Government of Sharjah (BBB/Baa2)
	6,310,000	4.000		07/28/50	6,436,200

					10,334,200

Uruguay(b) – 0.0%
	Republic of Uruguay (BBB/Baa2)
	350,000	4.375		01/23/31	416,172

Uzbekistan(a) – 0.1%
	Republic of Uzbekistan (BB-/NR)
	1,460,000	5.375		02/20/29	1,623,794

Vietnam(b)(h) – 0.3%
	Debt and Asset Trading Corp. (NR/NR)
	4,680,000	1.000		10/10/25	3,776,175

Zambia – 0.2%
	Republic of Zambia (CCC-/NR)
	5,834,000	5.375		09/20/22	2,895,122

	TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $795,268,036)				$787,074,775

Corporate Obligations – 27.8%
Argentina(a) – 0.1%
	Telecom Argentina SA (CCC+/NR)
	$896,000	8.500%		08/06/25	$763,840

Azerbaijan – 0.1%
	State Oil Co. of the Azerbaijan Republic (BB-/Ba2)
	400,000	4.750		03/13/23	417,200
	State Oil Co. of the Azerbaijan Republic (BB-/NR)
	1,040,000	6.950		03/18/30	1,232,920

					1,650,120

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Bahrain(a) – 0.2%
CBB International Sukuk Programme Co. SPC (B+/NR)
$2,670,000	3.950%		09/16/27	$2,623,275

Brazil – 1.7%
Banco do Brasil SA (CCC+/NR)(b)(i) (10 Year CMT + 4.398%)
5,210,000	6.250		10/29/49	4,877,863
Banco do Brasil SA (CCC+/B2)(b)(i) (10 Year CMT + 6.362%)
6,880,000	9.000		06/29/49	7,430,400
BRF SA (NR/Ba2)(b)
1,590,000	4.875		01/24/30	1,629,088
1,290,000	5.750	(a)	09/21/50	1,276,145
Embraer Overseas Ltd. (BB+/Ba2)
13,000	5.696		09/16/23	13,169
Itau Unibanco Holding SA (BB-/B2)(a)(b)(i) (5 Year CMT + 3.222%)
3,360,000	4.625		12/31/99	2,926,560
Samarco Mineracao SA (NR/WR)(g)
3,185,000	4.125		11/01/22	1,688,050
2,080,000	5.750		10/24/23	1,112,800
800,000	5.375		09/26/24	422,750

				21,376,825

British Virgin Islands – 1.3%
Contemporary Ruiding Development Ltd.(BBB+/Baa1)(b)
290,000	2.625		09/17/30	289,040
Easy Tactic Ltd. (NR/NR)(b)
740,000	8.625		02/27/24	635,244
Fortune Star BVI Ltd. (BB/NR)(b)
610,000	5.250		03/23/22	610,763
260,000	6.750		07/02/23	268,125
FPC Resources Ltd. (NR/NR)(b)
380,000	4.375		09/11/27	384,275
Huarong Finance 2017 Co. Ltd.
3,770,000	4.750		04/27/27	4,118,725
(5 Year CMT + 6.983%)
3,530,000	4.000	(b)(i)	12/31/99	3,567,506
Huarong Finance 2019 Co. Ltd.(b)
1,490,000	3.875		11/13/29	1,532,837
1,900,000	3.375		02/24/30	1,888,125
1,070,000	3.625		09/30/30	1,087,374
Sino-Ocean Land Treasure IV Ltd. (NR/Baa3)(b)
320,000	4.750		01/14/30	323,700
Studio City Finance Ltd. (BB-/B1)(a)(b)
430,000	6.000		07/15/25	439,589
350,000	6.500		01/15/28	358,750
Sunny Express Enterprises Corp. (NR/A3)(b)(i) (3 Year CMT + 4.762%)
870,000	3.350		12/31/99	879,787

				16,383,840

Burundi – 0.3%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,660,000	5.375		03/14/22	3,702,053

Chile – 0.8%
Corp Nacional del Cobre de Chile (A/A3)(a)(b)
2,290,000	3.750		01/15/31	2,547,625

Corporate Obligations – (continued)
Chile – (continued)
Embotelladora Andina SA (BBB/NR)(a)
506,000	5.000		10/01/23	556,600
Empresa de los Ferrocarriles del Estado (A+/NR)(a)(b)
600,000	3.068		08/18/50	585,000
Empresa de Transporte de Pasajeros Metro SA (A+/NR)(a)(b)
830,000	3.650		05/07/30	916,112
GNL Quintero SA (BBB/Baa2)
1,060,000	4.634		07/31/29	1,134,783
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375		05/15/23	699,806
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(a)(b)
3,291,000	4.375		01/28/25	3,602,617

				10,042,543

China – 0.5%
China Evergrande Group (NR/B2)(b)
940,000	8.250		03/23/22	836,600
Fantasia Holdings Group Co. Ltd. (NR/NR)(b)
200,000	9.250		07/28/23	189,813
iQIYI, Inc. (NR/NR)(j)
240,000	2.000		04/01/25	230,340
Kaisa Group Holdings Ltd. (NR/NR)(b)
200,000	8.500		06/30/22	195,688
Kaisa Group Holdings Ltd. (NR/B2)(b)
200,000	10.875		07/23/23	198,500
260,000	11.950		11/12/23	266,500
240,000	11.250		04/16/25	234,840
Sunac China Holdings Ltd. (B+/B1)(b)
880,000	8.350		04/19/23	896,225
470,000	7.000		07/09/25	453,526
Tencent Holdings Ltd. (A+/A1)(a)(b)
240,000	3.240		06/03/50	243,104
Yuzhou Group Holdings Co. Ltd. (NR/B1)(b)
970,000	7.700		02/20/25	974,850
Zhenro Properties Group Ltd. (NR/NR)(b)
380,000	8.350		03/10/24	383,325
Zhenro Properties Group Ltd. (NR/B2)(b)(i) (-1x3 Year CMT + 13.414%)
590,000	10.250		12/31/99	601,800

				5,705,111

Colombia – 0.9%
Banco de Bogota SA (NR/Ba2)
6,870,000	6.250	(a)	05/12/26	7,445,362
1,980,000	6.250		05/12/26	2,145,825
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	604,750
1,530,000	4.375	(a)(b)	02/04/30	1,474,767

				11,670,704

Cyprus – 0.2%
MHP SE (B/NR)
1,910,000	7.750		05/10/24	1,989,384

Dominican Republic(a)(b) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (B+/B1)
3,220,000	6.750		03/30/29	2,865,795

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hong Kong – 0.6%
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
$7,110,000	3.000%		09/22/30	$7,007,332

India(a) – 0.2%
Greenko Investment Co. (B+/NR)(b)
1,780,000	4.875		08/16/23	1,768,319
Reliance Industries Ltd. (BBB+/Baa2)
1,090,000	3.667		11/30/27	1,192,528

				2,960,847

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(a)(b)
1,060,000	5.800		05/15/50	1,245,997
Perusahaan Gas Persero Tbk PT (BBB-/Baa2)
1,730,000	5.125		05/16/24	1,888,403

				3,134,400

Ireland – 0.6%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(b)(i) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	294,500
Credit Bank of Moscow Via CBOM Finance PLC (BB-/NR)(a)
430,000	4.700		01/29/25	433,359
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550		02/14/23	3,111,588
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
3,610,000	3.949		04/24/23	3,748,759

				7,588,206

Israel(a)(b) – 0.3%
Leviathan Bond Ltd. (BB-/Ba3)
3,350,000	5.750		06/30/23	3,450,496

Ivory Coast – 0.5%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(h)
2,800,000	5.333		02/15/28	2,904,125
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(b)
3,980,000	6.875		02/06/24	4,024,855

				6,928,980

Japan(b)(i) – 0.1%
SoftBank Group Corp. (B+/B2u) (5 Year USD ICE Swap + 4.226%)
1,310,000	6.000		12/31/99	1,206,838

Kazakhstan – 0.8%
KazMunayGas National Co. JSC (BB/Baa3)
4,992,000	4.750		04/19/27	5,548,920
Tengizchevroil Finance Co. International Ltd. (BBB/Baa2)(a)(b)
2,920,000	2.625		08/15/25	2,927,300
1,500,000	3.250		08/15/30	1,507,500

				9,983,720

Luxembourg – 0.7%
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)
410,000	8.625	(j)	04/28/34	615,641
3,970,000	7.288		08/16/37	5,601,422

Corporate Obligations – (continued)
Luxembourg – (continued)
MHP Lux SA (B/NR)
$380,000	6.950		04/03/26	$381,662
Rede D’or Finance S.a.r.l. (BB-/NR)(b)
620,000	4.500		01/22/30	587,450
Rede D’or Finance S.a.r.l. (BB-/NR)(a)(b)
1,300,000	4.500		01/22/30	1,231,750

				8,417,925

Malaysia(b) – 0.7%
Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
360,000	3.064		08/19/50	337,306
Petronas Capital Ltd. (A-/A2)(a)
4,410,000	4.550		04/21/50	5,656,200
1,890,000	4.800		04/21/60	2,599,355

				8,592,861

Mauritius – 0.7%
MTN Mauritius Investments Ltd. (BB-/Ba1)
3,390,000	5.373		02/13/22	3,455,681
1,790,000	4.755		11/11/24	1,829,716
550,000	6.500	(a)	10/13/26	609,469
Vedanta Holdings Mauritius II Ltd. (B/B3)(a)(b)
2,750,000	13.000		08/21/23	2,832,500

				8,727,366

Mexico – 4.6%
Banco Mercantil del Norte SA (BB-/Ba2)(b)(i)
(10 Year CMT + 5.353%)
200,000	7.625		12/31/99	198,380
(10 Year CMT + 5.470%)
1,350,000	7.500	(a)	12/31/99	1,320,469
(10 Year CMT + 5.470%)
330,000	7.500		12/31/99	322,781
(5 Year CMT + 4.967%)
3,820,000	6.750	(a)	12/31/99	3,755,537
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(i) (5 Year CMT + 2.995%)
1,090,000	5.950		10/01/28	1,147,225
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)
330,000	4.125		11/09/22	347,222
BBVA Bancomer SA (NR/Baa3)(b)(i) (5 Year CMT + 4.308%)
600,000	5.875		09/13/34	608,408
BBVA Bancomer SA (BB/NR)(b)(i)
(5 Year CMT + 2.650%)
3,080,000	5.125	(a)	01/18/33	2,954,875
(5 Year CMT + 2.650%)
1,210,000	5.125		01/18/33	1,160,844
Cemex SAB de CV (BB/NR)(a)(b)
400,000	7.375		06/05/27	431,000
1,820,000	5.200		09/17/30	1,826,643
Industrias Penoles SAB de CV (BBB/NR)(a)(b)
400,000	4.750		08/06/50	411,693
Mexico City Airport Trust (BBB/Baa3)(b)
1,180,000	4.250	(a)	10/31/26	1,044,300
1,409,000	4.250		10/31/26	1,246,965
5,200,000	3.875	(a)	04/30/28	4,430,563

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
	Mexico City Airport Trust (BBB/Baa3)(b) – (continued)
	$2,190,000	5.500	%(a)	10/31/46	$1,760,897
	722,000	5.500		10/31/46	580,533
	10,548,000	5.500		07/31/47	8,573,098
	Petroleos Mexicanos (BBB/Ba2)
EUR	13,560,000	5.125		03/15/23	15,911,853
	$1,280,000	5.350		02/12/28	1,101,696
	997,000	5.950	(a)(b)	01/28/31	832,134
	1,940,000	5.625		01/23/46	1,375,217
	365,000	6.750		09/21/47	281,324
	2,091,000	6.350		02/12/48	1,577,842
	3,343,000	7.690	(a)(b)	01/23/50	2,798,091
	3,043,000	6.950	(a)(b)	01/28/60	2,353,760

					58,353,350

Netherlands – 2.3%
	Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	583,516
	Greenko Dutch B.V. (NR/Ba1)(b)
	690,000	4.875		07/24/22	686,550
	IHS Netherlands Holdco B.V. (B-/B2)(a)(b)
	490,000	7.125		03/18/25	499,647
	400,000	8.000		09/18/27	409,812
	Lukoil International Finance B.V. (BBB/NR)
	1,800,000	4.750		11/02/26	2,000,250
	Lukoil Securities B.V. (BBB/NR)(a)
	1,740,000	3.875		05/06/30	1,838,954
	Metinvest B.V. (B/NR)(b)
	301,000	7.750	(a)	04/23/23	306,081
	520,000	7.750		04/23/23	528,125
	MV24 Capital B.V. (BB/NR)(a)
	1,501,716	6.748		06/01/34	1,513,682
	NE Property B.V. (BBB/NR)(b)
EUR	980,000	1.750		11/23/24	1,121,712
	2,440,000	3.375		07/14/27	2,853,626
	Petrobras Global Finance B.V. (BB-/Ba2)
	$2,510,000	5.999		01/27/28	2,779,323
	1,820,000	6.850	(k)	06/05/15	1,938,300
	Prosus NV (BBB-/Baa3)(b)
	460,000	5.500		07/21/25	526,556
	3,220,000	3.680	(a)	01/21/30	3,462,788
	480,000	3.680		01/21/30	516,192
	1,500,000	4.027	(a)	08/03/50	1,531,875
	Royal Capital B.V. (NR/NR)(b)(i) (-1x5 Year CMT + 7.396%)
	460,000	5.000		12/31/49	458,850
	Syngenta Finance NV (BBB-/Ba2)(a)(b)
	4,640,000	5.676		04/24/48	4,955,938

					28,511,777

Pakistan – 0.6%
	The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,122,013
	The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,193,500

					7,315,513

Corporate Obligations – (continued)
Panama(a) – 0.4%
	Autoridad del Canal de Panama (A/A1)
	380,000	4.950		07/29/35	455,763
	Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(b)
	2,830,000	2.375		09/14/25	2,866,903
	Banco Nacional de Panama (BBB+/Baa1)(b)
	2,190,000	2.500		08/11/30	2,155,310

					5,477,976

Peru – 0.9%
	ABY Transmision Sur SA (BBB/NR)(a)
	5,029,968	6.875		04/30/43	6,608,121
	Corp. Lindley SA (BBB/NR)
	1,222,500	6.750	(a)	11/23/21	1,262,995
	2,670,000	6.750		11/23/21	2,758,444
	120,000	4.625	(a)	04/12/23	125,100

					10,754,660

Philippines – 0.0%
	International Container Terminal Services, Inc. (NR/NR)
	340,000	4.750		06/17/30	357,357
	SMC Global Power Holdings Corp. (NR/NR)(b)(i) (5 Year CMT + 6.608%)
	210,000	6.500		12/31/99	207,572

					564,929

Singapore(b) – 0.0%
	Eterna Capital Pte Ltd. (CCC+p/Caa2)(d)
	394,157	8.000		12/11/22	106,915
	Innovate Capital Pte Ltd. (NR/NR)(d)
	638,770	6.000		12/11/24	82,510
	Trafigura Group Pte Ltd. (NR/NR)(i) (5 Year USD Swap + 6.647%)
	470,000	6.875		12/31/99	438,862

					628,287

South Africa – 0.1%
	Eskom Holdings SOC Ltd. (CCC+/Caa1)
	520,000	6.750		08/06/23	479,050
	800,000	7.125		02/11/25	729,000

					1,208,050

Thailand(a)(b) – 0.3%
	PTT Treasury Center Co. Ltd. (BBB+/Baa1)
	2,850,000	3.700		07/16/70	2,829,965
	PTTEP Treasury Center Co. Ltd. (NR/Baa1)
	1,040,000	2.993		01/15/30	1,093,625

					3,923,590

Turkey – 1.2%
	Akbank T.A.S. (NR/Caa2)(b)(i) (5 Year USD Swap + 4.029%)
	564,000	6.797		04/27/28	493,324
	TC Ziraat Bankasi A/S (NR/B2)
	500,000	5.125		05/03/22	485,625
	770,000	5.125	(a)	09/29/23	717,784
	Turkiye Vakiflar Bankasi TAO (NR/B2)
	250,000	8.125		03/28/24	250,625
	1,090,000	8.125	(a)	03/28/24	1,092,725
	1,080,000	5.250	(a)	02/05/25	968,625

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
	Yapi ve Kredi Bankasi A/S (NR/B2)
	$1,820,000	6.100%		03/16/23	$1,767,106
	200,000	5.850		06/21/24	188,938
	4,610,000	8.250	(a)	10/15/24	4,679,150
	Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(i) (5 Year USD Swap + 11.245%)
	4,330,000	13.875		12/31/99	4,546,500

					15,190,402

United Arab Emirates – 2.9%
	Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
	12,180,000	4.600		11/02/47	14,916,694
	DP World Crescent Ltd. (NR/Baa3)
	840,000	4.848		09/26/28	930,972
	1,390,000	3.875		07/18/29	1,436,913
	1,500,000	3.750	(b)	01/30/30	1,537,500
	DP World PLC (NR/Baa3)
	1,070,000	5.625		09/25/48	1,219,131
	290,000	6.850	(a)	07/02/37	362,138
	DP World Salaam (NR/Ba2)(b)(i) (5 Year CMT + 5.750%)
	6,350,000	6.000		12/31/99	6,659,562
	NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(i) (6 Year USD Swap + 2.832%)
	2,480,000	4.500		12/31/99	2,445,900
	Sharjah Sukuk Program Ltd. (BBB/Baa2)
	1,370,000	4.226		03/14/28	1,527,122
	Sharjah Sukuk Program Ltd.	(BBB/Baa2)
	4,900,000	3.234		10/23/29	5,164,906

					36,200,838

United Kingdom – 0.9%
	Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
	6,160,000	3.250		02/25/30	6,173,860
	Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(a)(e)
EGP	79,450,000	0.000		01/07/21	4,867,742
	Vedanta Resources Finance II PLC (B-/B3)(b)
	$260,000	9.250		04/23/26	195,000
	Vedanta Resources Ltd. (B-/B3)(b)
	200,000	6.125		08/09/24	140,000

					11,376,602

United States – 1.5%
	Brazil Loan Trust 1 (BB-/NR)(a)(h)
	4,742,599	5.477		07/24/23	4,813,738
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(a)(e)
EGP	59,625,000	0.000		07/08/21	3,417,668
	78,475,000	0.000		09/02/21	4,424,168
	Sasol Financing USA LLC (BB/Ba2)(b)
	$6,470,000	5.875		03/27/24	6,203,112

					18,858,686

Venezuela(g) – 0.4%
	Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000		10/28/22	3,593,460

Corporate Obligations – (continued)
Venezuela(g) – (continued)
	Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.500		04/12/37	59,950
	Petroleos de Venezuela SA (D/NR)
	41,690,000	6.000		05/16/24	1,146,475
	3,387,934	6.000		11/15/26	93,168
	19,170,000	5.375		04/12/27	527,175

					5,420,228

	TOTAL CORPORATE OBLIGATIONS
	(Cost $405,934,217)				$350,557,349

Shares	Dividend Rate	Value

Investment Company(l) – 1.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,607,232	0.027%	$19,607,232
(Cost $19,607,232)

TOTAL INVESTMENTS – 91.9%
(Cost $1,220,809,485)		$1,157,239,356

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.1%		101,374,233

NET ASSETS – 100.0%		$1,258,613,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is April 03, 2120.

(g)	Security is currently in default and/or non-income producing.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,494,038, which represents approximately 0.9% of the Fund’s net assets as of September 30, 2020.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(k)	Actual maturity date is June 05, 2115.

(l)	Represents an affiliated fund.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Security ratings disclosed, if any, are obtained from by S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
LLC	—Limited Liability Company
NR	—Not Rated
PLC	—Public Limited Company
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	CAD	1,724,786	CHF	1,186,567	12/16/20	$4,427
	CAD	6,733,529	USD	5,046,613	12/16/20	12,141
	CLP	4,233,997,685	USD	5,375,034	11/16/20	20,618
	CNH	155,090,595	USD	22,564,898	12/16/20	173,648
	COP	7,756,281,901	USD	2,018,386	10/05/20	7,803
	COP	4,686,020,927	USD	1,206,028	11/20/20	15,181
	EUR	1,065,687	CHF	1,144,691	12/16/20	5,912
	EUR	1,073,447	CZK	29,060,363	12/16/20	548
	EUR	1,087,457	PLN	4,931,834	12/16/20	1,095
	EUR	4,302,683	SEK	44,788,984	12/16/20	47,592
	EUR	4,626,755	USD	5,421,410	11/09/20	7,711
	EUR	5,231,362	USD	6,131,267	12/16/20	13,246
	GBP	4,712,850	EUR	5,128,703	12/16/20	60,435
	GBP	4,204,227	USD	5,400,829	12/16/20	26,899
	ILS	13,411,791	USD	3,905,101	12/16/20	14,653
	INR	1,248,344,946	USD	16,669,788	10/28/20	253,629
	JPY	138,529,180	AUD	1,794,466	12/16/20	29,391

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	JPY	1,236,588,108	USD	11,657,364	12/16/20	$80,611
	KRW	1,537,477,967	USD	1,311,215	11/02/20	7,360
	MXN	71,067,427	USD	3,142,367	12/16/20	43,251
	NZD	1,932,249	USD	1,267,613	12/16/20	10,577
	RUB	120,717,902	USD	1,529,320	11/17/20	17,795
	TRY	14,453,191	USD	1,852,546	10/16/20	12,271
	TWD	116,278,189	USD	3,999,059	11/09/20	39,893
	USD	7,824,137	AUD	10,748,835	12/16/20	123,645
	USD	1,425,069	BRL	7,919,334	10/02/20	15,007
	USD	9,134,928	CAD	12,020,655	12/16/20	104,073
	USD	7,567,776	CHF	6,853,691	12/16/20	108,745
	USD	3,895,064	CLP	3,021,619,707	11/16/20	44,421
	USD	3,845,794	CLP	2,978,608,197	12/17/20	48,609
	USD	5,067,969	CNH	34,546,594	12/16/20	2,934
	USD	1,306,440	COP	4,898,693,833	10/05/20	26,744
	USD	241,341	COP	911,981,143	11/20/20	3,673
	USD	242,096,627	EUR	205,514,040	11/09/20	942,616
	USD	5,067,729	EUR	4,264,534	12/16/20	58,806
	USD	3,814,796	GBP	2,940,164	12/16/20	18,993
	USD	913,745	IDR	13,464,951,676	11/05/20	10,638
	USD	1,305,805	ILS	4,455,146	12/16/20	3,736
	USD	9,317,176	MXN	201,718,521	12/10/20	268,797
	USD	2,595,499	MXN	57,528,744	12/16/20	16,757
	USD	968,732	NZD	1,428,650	12/16/20	23,674
	USD	2,575,744	PLN	9,876,072	12/16/20	20,172
	USD	11,732,046	RUB	887,826,153	11/17/20	353,705
	USD	1,901,385	TRY	14,453,191	10/16/20	36,569
	USD	2,272,877	TRY	17,386,923	10/19/20	31,639
	USD	3,732,075	TRY	28,080,564	10/23/20	116,905
	USD	1,237,879	TRY	9,363,313	11/10/20	38,576
	USD	3,688,432	ZAR	61,996,932	12/17/20	21,709
	ZAR	79,835,686	USD	4,650,520	12/17/20	71,250

TOTAL						$3,419,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	1,794,037	CAD	1,724,697	12/16/20	$(10,474)
	AUD	13,093,997	USD	9,542,028	12/16/20	(161,457)
	CAD	11,851,453	USD	9,016,205	12/16/20	(112,465)
	CHF	3,435,417	EUR	3,191,417	12/16/20	(9,644)
	CHF	5,762,151	USD	6,329,462	12/16/20	(58,379)
	CNH	43,972,748	USD	6,463,050	12/16/20	(16,002)
	COP	16,412,556,645	USD	4,472,798	10/05/20	(185,312)
	CZK	29,448,982	USD	1,307,585	12/16/20	(30,459)
	EUR	1,777,164	GBP	1,628,580	12/16/20	(15,151)
	EUR	1,073,447	HUF	393,525,747	12/16/20	(6,910)
	EUR	2,678,075	NOK	29,704,230	12/16/20	(39,745)
	EUR	1,082,197	SEK	11,506,893	12/16/20	(15,046)
	EUR	19,111,126	USD	22,616,833	11/09/20	(191,481)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	EUR	61,569,682	USD	72,907,895	12/16/20	$(591,010)
	GBP	3,283,427	USD	4,255,018	12/16/20	(16,058)
	ILS	8,947,144	USD	2,616,238	12/16/20	(1,330)
	JPY	538,909,198	EUR	4,387,228	12/16/20	(37,586)
	JPY	249,797,513	USD	2,372,404	12/16/20	(1,269)
	KRW	1,496,940,871	USD	1,288,164	11/02/20	(4,355)
	MXN	316,205,445	USD	14,459,810	12/16/20	(285,807)
	NOK	67,740,996	USD	7,498,533	12/16/20	(234,434)
	NZD	1,907,991	EUR	1,075,531	12/16/20	(1,125)
	NZD	2,033,969	USD	1,361,012	10/09/20	(15,423)
	PLN	4,624,808	EUR	1,037,877	12/16/20	(22,308)
	PLN	60,050,372	USD	15,948,069	12/16/20	(409,196)
	RUB	490,377,608	USD	6,540,852	11/17/20	(256,194)
	SEK	34,091,127	EUR	3,277,450	12/16/20	(39,118)
	SEK	52,825,267	USD	6,004,949	12/16/20	(100,581)
	TRY	16,901,574	USD	2,326,940	10/23/20	(150,984)
	TWD	74,103,062	USD	2,573,952	10/26/20	(5,087)
	TWD	73,972,050	USD	2,601,000	11/09/20	(31,563)
	USD	3,729,527	AUD	5,291,155	12/16/20	(61,069)
	USD	1,772,992	CAD	2,372,795	12/16/20	(9,638)
	USD	1,605,866	CLP	1,262,333,986	11/16/20	(2,806)
	USD	6,465,854	CNH	44,364,905	12/16/20	(38,690)
	USD	5,007,641	COP	19,270,144,714	10/05/20	(26,339)
	USD	1,287,140	CZK	29,731,123	12/16/20	(2,222)
	USD	1,272,069	EUR	1,087,949	12/16/20	(5,785)
	USD	6,318,031	GBP	4,938,054	12/16/20	(57,081)
	USD	3,788,915	ILS	13,062,917	12/16/20	(28,876)
	USD	10,414,055	INR	785,665,724	10/28/20	(236,968)
	USD	12,557,173	JPY	1,326,873,449	12/16/20	(37,812)
	USD	6,298,003	KRW	7,393,196,890	11/02/20	(42,562)
	USD	2,549,187	NOK	24,135,040	12/16/20	(38,896)
	USD	1,277,760	NZD	1,953,627	12/16/20	(14,572)
	USD	13,829,533	PLN	53,689,621	10/07/20	(60,444)
	USD	2,971,374	RUB	234,959,631	11/17/20	(39,859)
	USD	1,814,542	TRY	14,453,191	12/16/20	(14,141)
	USD	12,507,508	TWD	362,646,262	11/09/20	(89,100)
	USD	7,367,179	ZAR	126,110,405	12/17/20	(91,447)
	ZAR	96,612,858	USD	5,881,165	12/07/20	(159,737)
	ZAR	21,640,589	USD	1,310,280	12/17/20	(30,378)

TOTAL						$(4,144,375)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	160	12/21/20	$35,490,000	$62,607
Ultra 10 Year U.S. Treasury Notes	168	12/21/20	26,866,875	101,847
2 Year U.S. Treasury Notes	333	12/31/20	73,579,992	33,184
5 Year U.S. Treasury Notes	1,135	12/31/20	143,045,469	168,590
10 Year U.S. Treasury Notes	225	12/21/20	31,394,531	(4,896)
20 Year U.S. Treasury Bonds	122	12/21/20	21,506,313	44,545

Total				$405,877
Short position contracts:
Eurodollars	(2)	12/14/20	(498,775)	(9,272)

TOTAL FUTURES CONTRACTS				$396,605

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	6M WIBOR(b)	12/16/21	PLN	243,090	(c)	$(57,990)	$(12,137)	$(45,853)
Mexico Interbank TIIE 28 Days(d)	4.500%(d)	12/14/22	MXN	615,340	(c)	(16,405)	12,775	(29,180)
6M LIBOR(e)	1.000(f)	12/16/22	EUR	45,170	(c)	(15,147)	(101,001)	85,854
(0.500)(f)	6M EURO(e)	12/16/23		16,960	(c)	16,459	25,035	(8,576)
1M BID Average(a)	4.930(a)	01/02/24	BRL	73,355	(c)	(136,619)	12,127	(148,746)
1M BID Average(d)	6.260(d)	01/02/25		32,565		93,570	(127,873)	221,443
6M CNY(b)	2.500(b)	06/17/25	CNY	192,950		(180,349)	325,886	(506,235)
Mexico Interbank TIIE 28 Days(d)	5.100(d)	12/10/25	MXN	672,410	(c)	(61,054)	293	(61,347)
6M WIBOR(e)	0.750(f)	12/16/25	PLN	48,880	(c)	136,558	(10,343)	146,901
(0.250)(f)	6M EURO(e)	12/16/25	EUR	53,490	(c)	(536,195)	(457,785)	(78,410)
(0.250)(f)	6M EURO(e)	12/16/27		26,320	(c)	(209,025)	(158,267)	(50,758)
(0.250)(f)	6M EURO(e)	12/16/30		25,980	(c)	107,981	232,985	(125,004)
0.250(f)	6M EURO(e)	12/16/40		3,300	(c)	(176,117)	(134,164)	(41,953)
0.250(f)	6M EURO(e)	12/16/50		1,290	(c)	(122,225)	(93,508)	(28,717)

TOTAL						$(1,156,558)	$(485,977)	$(670,581)

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(d)	Payments made monthly.
(e)	Payments made semi-annually.
(f)	Payments made annually.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate (Paid) Received by the Fund(a)	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)%	0.101%	Barclays Bank PLC	06/20/21	$7,030	$(48,217)	$5,490	$(53,707)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	BofA Securities LLC	12/20/20	9,500	(22,098)	3,679	(25,777)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	BofA Securities LLC	06/20/21	8,370	(57,407)	14,088	(71,495)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	Citibank NA	12/20/20	20,690	(48,128)	9,501	(57,629)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	Citibank NA	06/20/21	48,730	(334,227)	50,443	(384,670)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.143	Citibank NA	06/20/22	2,550	(38,750)	(13,231)	(25,519)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	Deutsche Bank AG (London)	12/20/20	5,280	(12,283)	2,125	(14,408)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	Deutsche Bank AG (London)	06/20/21	28,030	(192,251)	15,642	(207,893)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.120	Deutsche Bank AG (London)	12/20/21	15,570	(173,963)	14,134	(188,097)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	JPMorgan Securities, Inc.	12/20/20	18,200	(42,335)	5,886	(48,221)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	JPMorgan Securities, Inc.	06/20/21	19,180	(131,553)	10,728	(142,281)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.143	JPMorgan Securities, Inc.	06/20/22	2,820	(42,844)	(10,607)	(32,237)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.101	UBS AG (London)	06/20/21	18,520	(127,024)	12,268	(139,292)

Protection Sold:
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.132	Citibank NA	12/20/20	11,510	25,968	(6,881)	32,849
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.768	Citibank NA	12/20/22	3,940	21,599	—	21,599
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.768	JPMorgan Securities, Inc.	12/20/22	3,600	19,735	738	18,997
Ukraine Government, 7.375%, 09/25/32(a)	5.000	5.735	Deutsche Bank AG (London)	12/20/23	3,820	(76,256)	(216,186)	139,930
Ukraine Government, 7.375%, 09/25/32(a)	5.000	6.022	Barclays Bank PLC	06/20/25	520	(20,736)	(22,367)	1,631

TOTAL						$(1,300,770)	$(124,550)	$(1,176,220)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.EM Index 33(a)	1.000	1.858%	06/20/25	$40,530	$(1,549,339)	$(1,515,350)	$(33,989)
CDX.NA.EM Index 34(a)	1.000	2.307	12/20/25	13,540	(854,683)	(862,749)	8,066
Federative Republic of Brazil, 4.250%, 01/07/25(a)	1.000	2.182	12/20/24	21,780	(1,037,604)	(165,743)	(871,861)
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.664	06/20/24	17,110	218,799	62,513	156,286
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.914	12/20/25	2,310	10,855	92	10,763
Republic of Abu Dhabi, 3.125%, 08/03/26(a)	1.000	0.397	12/20/24	4,140	106,727	95,748	10,979
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.457	06/20/24	2,020	41,492	46,002	(4,510)
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.518	12/20/24	12,630	260,437	268,784	(8,347)
Republic of the Philippines, 10.625%, 03/16/25(a)	1.000%	0.309	12/20/23	9,460	214,352	8,649	205,703
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.977	12/20/23	29,500	30,658	(298,895)	329,553
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	1.118	06/20/24	2,730	(11,018)	(1,213)	(9,805)
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	1.157	12/20/25	9,550	(73,681)	(83,069)	9,388
Republic of Panama, 8.875%, 09/30/27(a)	1.000	0.871	12/20/25	1,000	6,897	4,115	2,782
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.548	06/20/24	16,310	279,309	222,627	56,682
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.613	12/20/24	11,830	196,100	139,882	56,218
Republic of the Philippines, 10.625%, 03/16/25(a)	1.000	0.431	12/20/24	2,270	55,165	(17,865)	73,030
Republic of Turkey, 11.875%, 01/15/30(a)	1.000	5.262	12/20/25	7,760	(1,476,751)	(1,477,196)	445
Russian Federation, 7.500%, 03/31/30(a)	1.000	1.058	12/20/24	26,630	(56,428)	(627,731)	571,303
Russian Federation, 7.500%, 03/31/30(a)	1.000	1.165	06/20/25	630	(4,638)	(2,743)	(1,895)
State of Qatar, 9.750%, 06/15/30(a)	1.000	0.387	12/20/24	13,450	352,894	(180,307)	533,201
State of Qatar, 9.750%, 06/15/30(a)	1.000	0.339	06/20/24	5,830	145,836	92,175	53,661

TOTAL					$(3,144,621)	$(4,292,274)	$1,147,653

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 1.3%
Airlines(b) – 0.1%
Allegiant Travel Co. (B+/Ba3) (3M LIBOR + 3.000%)
$2,244,304	3.254%		02/05/24	$2,064,760

Commercial Services(b) – 0.1%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
1,898,163	4.250		09/23/26	1,878,840

Entertainment(b)(c) – 0.2%
AMC Entertainment Holdings, Inc. (B-/Caa2) (3M LIBOR + 3.000%)
5,430,177	3.220		04/22/26	3,466,842

Healthcare Providers & Services(b) – 0.1%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
1,910,454	3.897		11/16/25	1,853,141

Packaging(b) – 0.1%
Charter NEX US, Inc. (B/B2) (1M LIBOR + 2.750%)
1,920,963	3.750		05/16/24	1,871,344

Services Cyclical – Business Services(b) – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (NR/NR)
(3M LIBOR + 5.000%)
2,590,043	7.225		02/28/25	1,598,057
(3M LIBOR + 7.000%)
2,372,329	6.000	(c)	02/28/25	2,275,965

				3,874,022

Technology – Software/Services – 0.4%
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
1,840,633	4.397		10/02/25	1,782,487
Mitchell International, Inc. (B-/B2) (1M LIBOR + 4.250%)
1,800,000	4.750		11/29/24	1,762,884
(1M LIBOR + 3.250%)
2,081,688	3.397	(b)	11/29/24	1,985,639
The Dun & Bradstreet Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
1,940,250	3.895		02/06/26	1,917,937
TriTech Software Systems (CCC+/Caa1)(b) (1M LIBOR + 3.750%)
2,071,334	3.897		08/29/25	1,852,560

				9,301,507

Telecommunication Services(b) – 0.1%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
1,965,550	3.840		01/31/26	1,889,385
Intelsat Jackson Holdings SA (NR/NR) (3M LIBOR + 5.500%)
19,956	5.500		07/13/22	20,272

				1,909,657

TOTAL BANK LOANS
(Cost $27,756,628)				$26,220,113

Corporate Obligations – 95.0%
Advertising(d) – 0.6%
Lamar Media Corp. (BB-/B1)(e)
$926,000	3.750%		02/15/28	$921,370
National CineMedia LLC (B/B1)(e)
2,025,000	5.875		04/15/28	1,690,875

Corporate Obligations – (continued)
Advertising(d) – (continued)
National CineMedia LLC (CCC+/Caa1)
3,250,000	5.750		08/15/26	2,226,250
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(e)
1,100,000	6.250		06/15/25	1,133,000
1,160,000	5.000		08/15/27	1,131,000
2,900,000	4.625		03/15/30	2,791,250
Terrier Media Buyer, Inc. (CCC+/Caa1)(e)
1,925,000	8.875		12/15/27	1,934,625

				11,828,370

Aerospace & Defense – 1.9%
Bombardier, Inc. (CCC/Caa3)(e)
2,250,000	8.750		12/01/21	2,272,500
1,015,000	5.750		03/15/22	979,475
4,330,000	6.125		01/15/23	3,680,500
225,000	7.500	(d)	12/01/24	171,000
2,803,000	7.500	(d)	03/15/25	2,095,242
Howmet Aerospace, Inc. (BB+/Ba3)(d)
1,289,000	6.875		05/01/25	1,424,165
Moog, Inc. (BB/Ba3)(d)(e)
2,045,000	4.250		12/15/27	2,085,900
Spirit AeroSystems, Inc. (B/B1)(d)(e)
2,823,000	7.500		04/15/25	2,858,287
TransDigm UK Holdings PLC (B-/B3)(d)
220,000	6.875		05/15/26	221,100
TransDigm, Inc. (B+/Ba3)(d)(e)
1,323,000	8.000		12/15/25	1,435,455
TransDigm, Inc. (B-/B3)(d)
6,885,000	6.500		05/15/25	6,841,969
3,580,000	6.375		06/15/26	3,580,000
215,000	7.500		03/15/27	222,525
9,215,000	5.500		11/15/27	8,846,400
Triumph Group, Inc. (B-/B2)(d)(e)
892,000	8.875		06/01/24	947,750
Triumph Group, Inc. (CCC-/Ca)(d)
225,000	7.750		08/15/25	143,438

				37,805,706

Airlines – 0.8%
Delta Air Lines, Inc. (B-/Baa3)(d)
2,425,000	2.900		10/28/24	2,158,250
3,498,000	7.375		01/15/26	3,664,155
Delta Air Lines, Inc. (BBB-/Baa2)(e)
3,192,000	7.000		05/01/25	3,509,764
Delta Air Lines, Inc./SkyMiles IP Ltd. (NR/Baa1)(e)
1,492,000	4.750		10/20/28	1,547,890
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(d)(e)
2,507,000	6.500		06/20/27	2,607,280
United Airlines Holdings, Inc. (B/Ba3)
1,900,000	4.250		10/01/22	1,748,000

				15,235,339

Apparel(d)(e) – 0.1%
PVH Corp. (BBB-/Baa3)
1,669,000	4.625		07/10/25	1,741,234

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 4.8%
	Adient Global Holdings Ltd. (B/B3)(d)(e)
	$2,951,000	4.875%		08/15/26	$2,810,827
	Adient US LLC (B+/Ba3)(d)(e)
	2,477,000	7.000		05/15/26	2,644,198
	American Axle & Manufacturing, Inc. (B-/B2)(d)
	7,810,000	6.250		04/01/25	7,712,375
	230,000	6.250		03/15/26	221,950
	230,000	6.500		04/01/27	222,525
	1,775,000	6.875		07/01/28	1,721,750
	Clarios Global LP/Clarios US Finance Co. (B/B1)(d)
EUR	836,000	4.375		05/15/26	981,393
	Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(d)(e)
	$8,200,000	8.500		05/15/27	8,507,500
	Dana Financing Luxembourg S.a.r.l. (BB-/B2)(d)(e)
	2,440,000	5.750		04/15/25	2,504,050
	Dana, Inc. (BB-/B2)(d)
	4,350,000	5.375		11/15/27	4,458,750
	Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)(e)
	5,239,000	8.000		02/01/28	5,317,585
	Delphi Technologies PLC (BB-/B3)(e)
	1,128,000	5.000		10/01/25	1,291,560
	Ford Motor Co. (BB+/Ba2)
	4,823,000	9.000	(d)	04/22/25	5,525,721
	1,518,000	4.346	(d)	12/08/26	1,487,640
	7,526,000	4.750		01/15/43	6,811,030
	Ford Motor Credit Co. LLC (BB+/Ba2)
	3,027,000	3.336		03/18/21	3,028,674
	2,332,000	3.813		10/12/21	2,334,782
	2,650,000	3.350		11/01/22	2,623,436
	958,000	3.087		01/09/23	938,747
	4,200,000	4.140	(d)	02/15/23	4,223,184
	6,166,000	4.375		08/06/23	6,250,647
	772,000	3.810	(d)	01/09/24	762,169
	1,350,000	4.687	(d)	06/09/25	1,366,289
	4,881,000	5.125	(d)	06/16/25	5,033,609
	3,200,000	4.125	(d)	08/17/27	3,112,451
	IHO Verwaltungs GmbH (BB-/Ba2)(d)(e)(f)
	(PIK 5.500%, Cash 4.750%)
	2,695,000	4.750		09/15/26	2,672,825
	(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	940,500
	Lithia Motors, Inc. (BB/Ba2)(d)(e)
	875,000	4.375		01/15/31	875,000
	Meritor, Inc. (BB-/B1)(d)(e)
	730,000	6.250		06/01/25	764,675
	Navistar International Corp. (B+/B2)(d)(e)
	1,030,000	9.500		05/01/25	1,156,175
	Navistar International Corp. (CCC+/B3)(d)(e)
	2,175,000	6.625		11/01/25	2,234,813
	Tenneco, Inc. (B-/Caa1)(d)
	2,500,000	5.000		07/15/26	1,850,000
	Tesla, Inc. (B+/B3)(d)(e)
	2,570,000	5.300		08/15/25	2,663,163
	The Goodyear Tire & Rubber Co. (B+/B2)(d)
	1,955,000	9.500		05/31/25	2,126,063

					97,176,056

Corporate Obligations – (continued)
Banks – 1.9%
	Barclays PLC (B+/Ba2)(b)(d) (5 Year CMT + 5.672%)
	5,350,000	8.000		12/31/99	5,691,062
	Citigroup, Inc. (BB+/Ba1)(b)(d)
	(3M USD LIBOR + 3.423%)
	6,125,000	6.300		12/29/49	6,392,969
	(3M USD LIBOR + 3.950%)
	2,050,000	5.950		12/29/49	2,121,750
	Credit Suisse Group AG (BB/NR)(b)(d) (5 Year USD Swap + 3.455%)
	1,129,000	6.250		12/29/49	1,213,675
	Credit Suisse Group AG (BB-/Ba2u)(b)(d)(e) (5 Year CMT + 4.889%)
	1,075,000	5.250		12/31/99	1,075,000
	Deutsche Bank AG (B+/B1)(b)(d) (5 Year CMT + 4.524%)
	1,800,000	6.000		12/31/99	1,545,750
	Deutsche Bank AG (BB+/Ba2)(b)(d) (5 Year USD ICE Swap + 2.553%)
	5,150,000	4.875		12/01/32	4,944,000
	Intesa Sanpaolo SpA (BB+/Ba1)(e)
	2,350,000	5.017		06/26/24	2,491,000
	3,120,000	5.710		01/15/26	3,404,700
	Natwest Group PLC (BB-/Ba2)(b)(d) (3M USD LIBOR + 2.320%)
	2,300,000	2.540		12/31/99	2,147,625
	The Bank of New York Mellon Corp. (BBB/Baa1)(b)(d) (5 Year CMT + 4.358%)
	1,220,000	4.700		12/31/99	1,294,493
	UBS Group AG (BB/Ba1u)(b)(d)(e) (5 Year USD Swap + 4.344%)
	4,000,000	7.000		12/31/99	4,265,000
	UniCredit SpA (BB+/Baa3)(b)(d)(e) (5 Year CMT + 4.750%)
	2,375,000	5.459		06/30/35	2,411,245

					38,998,269

Broadcasting & Publishing(d) – 0.2%
	DISH DBS Corp. (B-/NR)
	4,500,000	7.375		07/01/28	4,635,000

Building Materials(d) – 2.0%
	American Woodmark Corp. (BB/Ba2)(e)
	3,170,000	4.875		03/15/26	3,201,700
	Builders FirstSource, Inc. (B+/B3)(e)
	611,000	5.000		03/01/30	632,385
	Builders FirstSource, Inc. (BB+/B1)(e)
	7,034,000	6.750		06/01/27	7,535,172
	Cornerstone Building Brands, Inc. (B-/Caa1)(e)
	6,465,000	8.000		04/15/26	6,772,088
	336,000	6.125		01/15/29	338,940
	Forterra Finance LLC/FRTA Finance Corp. (B-/B2)(e)
	1,096,000	6.500		07/15/25	1,156,280
	Griffon Corp. (B+/B2)
	986,000	5.750		03/01/28	1,027,905
	JELD-WEN, Inc. (BB-/B2)(e)
	3,730,000	4.625		12/15/25	3,748,650
	4,220,000	4.875		12/15/27	4,304,400
	Masonite International Corp. (BB+/Ba3)(e)
	2,675,000	5.375		02/01/28	2,848,875
	Standard Industries, Inc. (BBB-/Ba2)(e)
	2,005,000	4.375		07/15/30	2,056,448

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(d) – (continued)
	Standard Industries, Inc. (BBB-/Ba2)(e)
	$3,169,000	5.000%		02/15/27	$3,295,760
	Summit Materials LLC/Summit Materials Finance Corp. (BB/B2)(e)
	2,580,000	6.500		03/15/27	2,734,800
	1,455,000	5.250		01/15/29	1,515,019

					41,168,422

Chemicals – 4.1%
	Ashland Services B.V. (BB+/Ba1)(d)(e)
EUR	825,000	2.000		01/30/28	918,976
	Avient Corp. (BB-/Ba3)(d)(e)
	$2,193,000	5.750		05/15/25	2,324,580
	Axalta Coating Systems LLC (BB-/B1)(d)(e)
	2,315,000	4.875		08/15/24	2,355,513
	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(d)(e)
	860,000	4.750		06/15/27	883,650
	Cornerstone Chemical Co. (B-/B3)(d)(e)
	4,060,000	6.750		08/15/24	3,796,100
	Hexion, Inc. (CCC+/B3)(d)(e)
	3,683,000	7.875		07/15/27	3,687,604
	Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(d)(e)
	1,087,000	9.000		07/01/28	1,165,808
	Ingevity Corp. (NR/Ba3)(d)(e)
	3,295,000	4.500		02/01/26	3,315,594
	Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B3)(d)(e)
	2,245,000	7.000		04/15/25	2,289,900
	Methanex Corp. (BB/Ba1)(d)
	3,385,000	5.125		10/15/27	3,368,075
	Minerals Technologies, Inc. (BB-/Ba3)(d)(e)
	3,507,000	5.000		07/01/28	3,603,442
	Nouryon Holding B.V. (B-/Caa1)(d)(e)
	5,365,000	8.000		10/01/26	5,686,900
	OCI NV (BB/Ba3)(d)
	1,500,000	5.250	(e)	11/01/24	1,541,250
	1,965,000	4.625		10/15/25	1,965,000
	Olin Corp. (BB-/Ba3)(d)
	1,650,000	5.000		02/01/30	1,555,125
	PQ Corp. (B/B3)(d)(e)
	5,475,000	5.750		12/15/25	5,632,406
	SPCM SA (BB+/Ba2)(d)(e)
	4,165,000	4.875		09/15/25	4,295,156
	The Chemours Co. (B/B1)(d)
	4,225,000	6.625		05/15/23	4,272,531
	5,255,000	7.000		05/15/25	5,287,844
	270,000	5.375		05/15/27	268,650
	Tronox Finance PLC (B/B3)(d)(e)
	2,685,000	5.750		10/01/25	2,634,656
	Tronox, Inc. (B/B3)(d)(e)
	230,000	6.500		04/15/26	230,000
	Tronox, Inc. (B+/Ba3)(d)(e)
	2,100,000	6.500		05/01/25	2,184,000
	Valvoline, Inc. (BB-/Ba3)(d)
	5,615,000	4.375		08/15/25	5,776,431

Corporate Obligations – (continued)
Chemicals – (continued)
	Venator Finance S.a.r.l./Venator Materials LLC (CCC+/Caa1)(d)(e)
	2,520,000	5.750		07/15/25	2,170,350
	WR Grace & Co-Conn (BB-/Ba3)(e)
	8,365,000	5.625		10/01/24	8,887,812
	2,487,000	4.875	(d)	06/15/27	2,567,828

					82,665,181

Commercial Services – 3.1%
	Algeco Global Finance PLC (B-/B2)(d)(e)
	2,375,000	8.000		02/15/23	2,366,094
	Allied Universal Holdco LLC/Allied Universal Finance Corp. (B-/B3)(d)(e)
	1,624,000	6.625		07/15/26	1,725,500
	Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC/Caa2)(d)(e)
	6,685,000	9.750		07/15/27	7,253,225
	APX Group, Inc. (B-/B3)(d)(e)
	3,125,000	6.750		02/15/27	3,226,562
	Gartner, Inc. (BB/Ba3)(d)(e)
	1,545,000	3.750		10/01/30	1,562,381
	Graham Holdings Co. (BB/Ba1)(d)(e)
	3,350,000	5.750		06/01/26	3,525,875
	Herc Holdings, Inc. (B+/B3)(d)(e)
	947,000	5.500		07/15/27	975,410
	Jaguar Holding Co. II/PPD Development LP (B/B2)(d)(e)
	1,150,000	4.625		06/15/25	1,184,500
	1,350,000	5.000		06/15/28	1,407,375
	MPH Acquisition Holdings LLC (B-/Caa1)(d)(e)
	8,435,000	7.125		06/01/24	8,666,962
	Nielsen Finance LLC/Nielsen Finance Co. (BB-/B2)(d)(e)
	3,395,000	5.000		04/15/22	3,395,000
	Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(d)(e)
	7,512,000	6.250		01/15/28	7,662,240
	Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(e)
	1,900,000	5.250		04/15/24	1,983,125
	3,745,000	3.375	(d)	08/31/27	3,590,519
	Refinitiv US Holdings, Inc. (B-/Caa2)(d)(e)
	5,814,000	8.250		11/15/26	6,373,597
	Service Corp. International (BB/Ba3)(d)
	520,000	3.375		08/15/30	520,000
	Team Health Holdings, Inc. (CCC/Ca)(d)(e)
	1,605,000	6.375		02/01/25	1,099,425
	The Nielsen Co. Luxembourg S.a.r.l. (BB-/B2)(d)(e)
	1,325,000	5.000		02/01/25	1,341,563
	United Rentals North America, Inc. (BB-/Ba3)(d)
	1,041,000	4.875		01/15/28	1,091,749
	1,370,000	3.875		02/15/31	1,390,550
	Verscend Escrow Corp. (CCC+/Caa2)(d)(e)
	2,145,000	9.750		08/15/26	2,327,325
	Vertical Holdco Gmbh Co. (CCC/Caa1)(d)(e)
	545,000	7.625		07/15/28	573,613
	Vertical US New Co., Inc. (B/B1)(d)(e)
	275,000	5.250		07/15/27	285,656

					63,528,246

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(d)(e) – 1.3%
	Banff Merger Sub, Inc. (CCC+/Caa2)
	$8,765,000	9.750%		09/01/26	$9,268,987
	Booz Allen Hamilton, Inc. (BB-/Ba2)
	1,035,000	3.875		09/01/28	1,063,463
	Dell International LLC/EMC Corp. (BB/Ba2)
	1,196,000	5.875		06/15/21	1,197,495
	6,980,000	7.125		06/15/24	7,250,475
	MTS Systems Corp. (B/B3)
	600,000	5.750		08/15/27	591,000
	Presidio Holdings, Inc. (CCC+/Caa1)
	1,335,000	8.250		02/01/28	1,391,737
	Science Applications International Corp. (BB-/B1)
	4,551,000	4.875		04/01/28	4,619,265

					25,382,422

Distribution & Wholesale(d) – 1.0%
	American Builders & Contractors Supply Co., Inc. (B+/B3)(e)
	3,030,000	5.875		05/15/26	3,136,050
	Core & Main Holdings LP (CCC+/Caa2)(e)(f) (PIK 9.375%, Cash 8.625%)
	5,000,000	8.625		09/15/24	5,037,500
	Core & Main LP (CCC+/Caa2)(e)
	2,725,000	6.125		08/15/25	2,752,250
	H&E Equipment Services, Inc. (BB-/B2)
	1,915,000	5.625		09/01/25	1,996,387
	IAA, Inc. (B/B2)(e)
	1,450,000	5.500		06/15/27	1,508,000
	Performance Food Group, Inc. (B/B2)(e)
	946,000	5.500		06/01/24	950,730
	Resideo Funding, Inc. (BB/B3)(e)
	5,129,000	6.125		11/01/26	5,086,234
	Wolverine Escrow LLC (CCC+/Caa3)(e)
	230,000	8.500		11/15/24	189,175
	225,000	9.000		11/15/26	185,063

					20,841,389

Diversified Financial Services – 3.7%
	AerCap Holdings NV (BB+/Ba2)(b)(d) (5 Year CMT + 4.535%)
	3,265,000	5.875		10/10/79	2,505,888
	Curo Group Holdings Corp. (B-/B3)(d)(e)
	5,425,000	8.250		09/01/25	4,536,656
	Global Aircraft Leasing Co. Ltd. (NR/Ba2)(d)(e)(f) (PIK 7.250%, Cash 6.500%)
	12,846,391	6.500		09/15/24	6,808,587
	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB+/Ba3)(d)
	7,800,000	4.750		09/15/24	7,878,000
	Lincoln Financing S.a.r.l. (BB+/B1)(d)(e)
EUR	3,125,000	3.625		04/01/24	3,508,190
	LPL Holdings, Inc. (BB/B1)(d)(e)
	$820,000	5.750		09/15/25	844,600
	Nationstar Mortgage Holdings, Inc. (B/B2)(d)(e)
	2,800,000	6.000		01/15/27	2,849,000
	3,043,000	5.500		08/15/28	3,043,000
	Navient Corp. (B+/Ba3)
	1,090,000	7.250		01/25/22	1,117,250
	2,140,000	5.500		01/25/23	2,156,050

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
	Navient Corp. (B+/Ba3) – (continued)
	6,482,000	5.875		10/25/24	6,441,487
	3,035,000	6.750		06/15/26	3,027,413
	5,550,000	5.000	(d)	03/15/27	5,203,125
	OneMain Finance Corp. (BB-/Ba3)
	5,190,000	7.125		03/15/26	5,799,825
	OneMain Finance Corp. (BB-/Ba3)
	3,790,000	5.625		03/15/23	3,941,600
	4,753,000	8.875	(d)	06/01/25	5,258,006
	2,175,000	6.625	(d)	01/15/28	2,411,531
	PennyMac Financial Services, Inc. (B+/B2)(d)(e)
	2,456,000	5.375		10/15/25	2,492,840
	Quicken Loans, Inc. (BB/Ba1)(d)(e)
	3,525,000	5.250		01/15/28	3,713,235
	The Charles Schwab Corp. (BBB/Baa2)(b)(d) (5 Year CMT + 4.971%)
	1,700,000	5.375		12/31/99	1,837,955

					75,374,238

Electrical(d) – 2.2%
	Calpine Corp. (B+/B2)(e)
	1,940,000	5.125		03/15/28	2,003,050
	Calpine Corp. (BB+/Ba2)(e)
	5,995,000	5.250		06/01/26	6,219,812
	6,500,000	4.500		02/15/28	6,654,375
	NRG Energy, Inc. (BB+/Ba2)
	2,990,000	5.750		01/15/28	3,225,463
	905,000	5.250	(e)	06/15/29	983,056
	Pattern Energy Operations LP/Pattern Energy Operations, Inc. (BB-/Ba3)(e)
	1,705,000	4.500		08/15/28	1,768,938
	PG&E Corp. (BB-/B1)
	275,000	5.000		07/01/28	266,750
	2,190,000	5.250		07/01/30	2,116,088
	Pike Corp. (CCC+/B3)(e)
	2,905,000	5.500		09/01/28	2,908,631
	Talen Energy Supply LLC (BB-/Ba3)(e)
	3,850,000	7.250		05/15/27	3,811,500
	1,675,000	6.625		01/15/28	1,612,188
	Talen Energy Supply LLC (CCC+/B3)
	4,380,000	6.500		06/01/25	2,803,200
	2,050,000	10.500	(e)	01/15/26	1,527,250
	Vistra Operations Co. LLC (BB/Ba2)(e)
	1,249,000	5.625		02/15/27	1,313,011
	6,875,000	5.000		07/31/27	7,201,562

					44,414,874

Electrical Components & Equipment(d)(e) – 0.6%
	Energizer Holdings, Inc. (B+/B2)
	3,635,000	7.750		01/15/27	3,953,063
	1,645,000	4.375		03/31/29	1,663,506
	Wesco Distribution, Inc. (BB-/B2)
	5,304,000	7.125		06/15/25	5,774,730

					11,391,299

Electronics(e) – 0.3%
	Sensata Technologies B.V. (BB+/Ba3)
	1,040,000	5.000		10/01/25	1,116,700

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(e) – (continued)
	Sensata Technologies, Inc. (BB+/Ba3)(d)
	$3,475,000	4.375%		02/15/30	$3,618,344
	1,557,000	3.750		02/15/31	1,541,430

					6,276,474

Energy-Alternate Sources(d)(e) – 0.0%
	Enviva Partners LP/Enviva Partners Finance Corp. (B+/B1)
	690,000	6.500		01/15/26	726,225

Engineering & Construction(d)(e) – 0.1%
	KBR, Inc. (B+/B1)
	1,707,000	4.750		09/30/28	1,717,669
	MasTec, Inc. (BB/Ba3)
	449,000	4.500		08/15/28	454,612

					2,172,281

Entertainment – 3.0%
	Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(d)(e)
	5,650,000	10.500		02/15/28	5,480,500
	AMC Entertainment Holdings, Inc. (B-/Caa2)(d)(e)
	1,263,000	10.500		04/15/25	940,935
	Caesars Entertainment, Inc. (B/B1)(d)(e)
	1,893,000	6.250		07/01/25	1,973,452
	Caesars Entertainment, Inc. (CCC+/Caa1)(d)(e)
	3,499,000	8.125		07/01/27	3,691,445
	Caesars Resort Collection LLC/CRC Finco, Inc. (B+/B1)(d)(e)
	1,471,000	5.750		07/01/25	1,515,130
	Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)(d)(e)
	5,310,000	5.250		10/15/25	5,110,875
	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op (B/Ba2)(d)(e)
	1,844,000	5.500		05/01/25	1,885,490
	Cinemark USA, Inc. (B+/Caa1)(d)
	4,535,000	4.875		06/01/23	3,866,087
	Cinemark USA, Inc. (BB/Ba3)(d)(e)
	1,900,000	8.750		05/01/25	1,999,750
	International Game Technology PLC (BB/Ba3)(d)(e)
	2,556,000	5.250		01/15/29	2,584,755
	Lions Gate Capital Holdings LLC (CCC+/B2)(d)(e)
	235,000	6.375		02/01/24	232,650
	6,775,000	5.875		11/01/24	6,639,500
	Live Nation Entertainment, Inc. (NR/NR)(e)
	2,900,000	2.000		02/15/25	2,676,149
	Live Nation Entertainment, Inc. (B/B3)(d)(e)
	1,700,000	5.625		03/15/26	1,640,500
	Mohegan Gaming & Entertainment (CCC/Ca)(d)(e)
	2,595,000	7.875		10/15/24	2,413,350
	Motion Bondco DAC (CCC-/Caa1)(d)(e)
	2,235,000	6.625		11/15/27	1,927,688
	Penn National Gaming, Inc. (B/B3)(d)(e)
	2,175,000	5.625		01/15/27	2,256,562
	Pinewood Finance Co. Ltd. (BB/NR)(d)(e)
GBP	1,200,000	3.250		09/30/25	1,541,947
	Scientific Games International, Inc. (B-/Caa2)(d)(e)
	$4,929,000	8.250		03/15/26	5,138,482
	2,300,000	7.000		05/15/28	2,300,000

Corporate Obligations – (continued)
Entertainment – (continued)
	Six Flags Theme Parks, Inc. (B/Ba2)(d)(e)
	1,711,000	7.000		07/01/25	1,817,938
	Vail Resorts, Inc. Co. (BB/B2)(d)(e)
	463,000	6.250		05/15/25	489,623
	WMG Acquisition Corp. (BB/Ba3)(d)(e)
	1,230,000	3.875		07/15/30	1,263,825
	WMG Acquisition Corp. (BB-/B2)(d)(e)
	1,225,000	5.500		04/15/26	1,269,406

					60,656,039

Environmental(d) – 0.4%
	Covanta Holding Corp. (B/B1)
	395,000	5.000		09/01/30	398,456
	GFL Environmental, Inc. (B-/B3)(e)
	810,000	7.000		06/01/26	853,538
	4,113,000	8.500		05/01/27	4,462,605
	GFL Environmental, Inc. (BB-/Ba3)(e)
	700,000	4.250		06/01/25	706,125
	1,375,000	3.750		08/01/25	1,376,719
	Waste Pro USA, Inc. (B/Caa1)(e)
	909,000	5.500		02/15/26	920,362

					8,717,805

Food & Drug Retailing – 4.6%
	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B2)(d)
	50,000	3.500	(e)	03/15/29	48,438
	3,944,000	5.750		03/15/25	4,057,390
	510,000	7.500	(e)	03/15/26	559,725
	5,385,000	4.625		01/15/27	5,492,700
	4,025,000	5.875	(e)	02/15/28	4,296,688
	1,655,000	4.875	(e)	02/15/30	1,727,406
	B&G Foods, Inc. (B+/B2)(d)
	3,415,000	5.250		04/01/25	3,504,644
	235,000	5.250		09/15/27	244,400
	Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)(e)
	3,157,000	7.500		04/15/25	3,275,388
	FAGE International SA/FAGE USA Dairy Industry, Inc. (B+/B2)(d)(e)
	1,505,000	5.625		08/15/26	1,442,919
	H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(d)(e)
	7,449,000	8.500		06/01/26	7,318,642
	JBS USA LUX SA/JBS USA Finance, Inc. (BB/Ba2)(d)(e)
	2,275,000	5.750		06/15/25	2,331,875
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB/Ba2)(d)(e)
	3,200,000	5.500		01/15/30	3,488,000
	Kraft Heinz Foods Co. (BB+/Baa3)(d)
	16,075,000	3.000		06/01/26	16,570,431
	1,752,000	4.625		01/30/29	1,944,231
	770,000	4.250	(e)	03/01/31	844,005
	6,745,000	4.875	(e)	10/01/49	7,093,480
	Lamb Weston Holdings, Inc. (BB+/Ba2)(d)(e)
	120,000	4.875		05/15/28	129,600
	New Albertsons LP (B-/WR)
	3,100,000	7.450		08/01/29	3,503,000

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc. (B+/B2)(d)(e)
$1,535,000	5.000%		08/15/26	$1,573,375
4,945,000	5.750		03/01/27	5,198,431
6,180,000	5.625		01/15/28	6,543,075
4,080,000	4.625		04/15/30	4,197,300
Sigma Holdco B.V. (B-/B3)(d)(e)
2,350,000	7.875		05/15/26	2,388,188
TreeHouse Foods, Inc. (BB-/B2)(d)
849,000	4.000		09/01/28	858,551
US Foods, Inc. (B+/Caa1)(d)(e)
2,655,000	5.875		06/15/24	2,655,000
US Foods, Inc. (BB-/B3)(d)(e)
1,980,000	6.250		04/15/25	2,096,325

				93,383,207

Food Service(d)(e) – 0.0%
Aramark Services, Inc. (B+/B1)
582,000	6.375		05/01/25	605,280

Forest Products&Paper(d) – 0.4%
Mercer International, Inc. (B+/Ba3)
4,950,000	7.375		01/15/25	5,011,875
2,305,000	5.500		01/15/26	2,189,750

				7,201,625

Gaming – 1.6%
Boyd Gaming Corp. (B-/Caa1)(d)
695,000	8.625	(e)	06/01/25	761,894
1,585,000	6.000		08/15/26	1,640,475
2,200,000	4.750		12/01/27	2,147,750
Hilton Domestic Operating Co., Inc. (BB/Ba2)(d)
225,000	5.375	(e)	05/01/25	232,875
604,000	5.750	(e)	05/01/28	636,465
1,970,000	4.875		01/15/30	2,029,100
Marriott International, Inc. (BBB-/Baa3)(d)
629,000	5.750		05/01/25	700,511
998,000	4.625		06/15/30	1,068,868
MGM China Holdings Ltd. (BB-/Ba3)(d)(e)
910,000	5.250		06/18/25	926,209
MGM Resorts International (BB-/Ba3)
2,569,000	7.750		03/15/22	2,703,873
4,620,000	6.000		03/15/23	4,845,225
5,648,000	5.500	(d)	04/15/27	5,902,160
Sands China Ltd. (BBB-/Baa2)(d)(e)
630,000	4.375		06/18/30	661,617
Station Casinos LLC (B-/Caa1)(d)(e)
3,912,000	4.500		02/15/28	3,618,600
Wyndham Destinations, Inc. (BB-/Ba3)(d)(e)
2,270,000	4.625		03/01/30	2,179,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB-/B1)(d)(e)
2,350,000	5.500		03/01/25	2,244,250

				32,299,072

Gas(d) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
550,000	5.875		08/20/26	604,313

Corporate Obligations – (continued)
Gas(d) – (continued)
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3) – (continued)
7,580,000	5.750		05/20/27	8,300,100

				8,904,413

Hand/Machine Tools(d)(e) – 0.0%
Colfax Corp. (BB/Ba2)
360,000	6.000		02/15/24	373,950

Healthcare Providers & Services – 4.1%
Acadia Healthcare Co, Inc. (B-/B3)(d)
1,400,000	5.500	(e)	07/01/28	1,435,000
415,000	5.625		02/15/23	417,075
1,070,000	6.500		03/01/24	1,099,425
Centene Corp. (BBB-/Ba1)(d)
790,000	4.625		12/15/29	851,486
7,100,000	3.375		02/15/30	7,354,251
CHS/Community Health Systems, Inc. (B-/Caa2)(d)
235,000	6.250		03/31/23	229,713
225,000	8.625	(e)	01/15/24	223,875
3,940,000	8.000	(e)	03/15/26	3,871,050
CHS/Community Health Systems, Inc. (CCC-/Ca)(d)(e)
2,200,000	8.125		06/30/24	1,606,000
DaVita, Inc. (B+/Ba3)(d)(e)
2,800,000	4.625		06/01/30	2,866,500
1,495,000	3.750		02/15/31	1,440,806
Encompass Health Corp. (B+/B1)(d)
3,950,000	4.500		02/01/28	3,969,750
Envision Healthcare Corp. (CC/Ca)(d)(e)
8,025,000	8.750		10/15/26	3,852,000
Global Medical Response, Inc. (NR/B2)(d)(e)
3,490,000	6.500		10/01/25	3,468,187
HCA, Inc. (BB-/Ba2)
735,000	5.875		05/01/23	797,475
6,120,000	5.375		02/01/25	6,701,400
6,795,000	3.500	(d)	09/01/30	6,930,900
Hill-Rom Holdings, Inc. (BB/Ba3)(d)(e)
1,005,000	5.000		02/15/25	1,035,150
Hologic, Inc. (BB-/Ba2)(d)(e)
760,000	3.250		02/15/29	765,700
MEDNAX, Inc. (B+/B1)(d)(e)
1,365,000	6.250		01/15/27	1,416,652
Polaris Intermediate Corp. (B-/Caa2)(d)(e)(f) (PIK 9.250%, Cash 8.500%)
4,545,000	8.500		12/01/22	4,607,494
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)(e)
5,635,000	9.750		12/01/26	5,973,100
Select Medical Corp. (B-/B3)(d)(e)
1,300,000	6.250		08/15/26	1,352,000
Tenet Healthcare Corp. (NR/B1)(d)(e)
3,000,000	4.625		09/01/24	3,015,000
Tenet Healthcare Corp. (BB-/B1)(d)
2,475,000	4.625		07/15/24	2,487,375
2,700,000	7.500	(e)	04/01/25	2,916,000
4,200,000	4.625	(e)	06/15/28	4,242,000
Tenet Healthcare Corp. (CCC+/B1)(d)(e)
600,000	6.250		02/01/27	618,000

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Tenet Healthcare Corp. (CCC+/Caa1)(d)
$5,940,000	7.000%		08/01/25	$6,058,800
West Street Merger Sub, Inc. (CCC/Caa2)(d)(e)
2,425,000	6.375		09/01/25	2,467,437

				84,069,601

Home Builders – 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B1)(d)(e)
5,400,000	6.375		05/15/25	5,481,000
1,057,000	4.875		02/15/30	993,580
Installed Building Products, Inc. (B+/B3)(d)(e)
1,250,000	5.750		02/01/28	1,314,063
Lennar Corp. (BB+/Ba1)
1,750,000	5.375		10/01/22	1,855,000
2,255,000	4.750	(d)	11/15/22	2,350,837
3,245,000	5.875	(d)	11/15/24	3,606,006
Mattamy Group Corp. (BB/B1)(d)(e)
2,800,000	5.250		12/15/27	2,884,000
1,518,000	4.625		03/01/30	1,535,077
Taylor Morrison Communities, Inc. (BB/Ba3)(d)(e)
605,000	5.875		06/15/27	667,013
1,201,000	5.125		08/01/30	1,285,070
TRI Pointe Group, Inc. (BB-/Ba3)(d)
1,910,000	5.250		06/01/27	2,043,700
507,000	5.700		06/15/28	555,165
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,635,000	5.875		06/15/24	1,765,800
Williams Scotsman International, Inc. (B+/B3)(d)(e)
845,000	4.625		08/15/28	845,000

				27,181,311

Household Products(d) – 0.6%
Kronos Acquisition Holdings, Inc. (CCC/Caa1)(e)
6,985,000	9.000		08/15/23	7,089,775
Prestige Brands, Inc. (B+/B3)(e)
1,550,000	5.125		01/15/28	1,604,250
Spectrum Brands, Inc. (B/B2)
2,550,000	5.750		07/15/25	2,623,313

				11,317,338

Housewares(d) – 0.3%
CD&R Smokey Buyer, Inc. (B/B2)(e)
950,000	6.750		07/15/25	1,002,250
Newell Brands, Inc. (BB+/Ba1)
1,043,000	4.875		06/01/25	1,125,136
4,565,000	4.700		04/01/26	4,861,725

				6,989,111

Insurance(d)(e) – 1.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
3,280,000	8.125		02/15/24	3,419,400
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
4,075,000	7.000		11/15/25	3,993,500
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/NR)
7,925,000	6.750		10/15/27	8,301,437

Corporate Obligations – (continued)
Insurance(d)(e) – (continued)
GTCR AP Finance, Inc. (CCC+/Caa2)
3,550,000	8.000		05/15/27	3,763,000
HUB International Ltd. (CCC+/Caa2)
2,580,000	7.000		05/01/26	2,673,525
USI, Inc. (CCC+/Caa2)
2,510,000	6.875		05/01/25	2,550,788

				24,701,650

Internet – 2.3%
ANGI Group LLC (BB-/Ba3)(d)(e)
3,715,000	3.875		08/15/28	3,677,850
Cablevision Lightpath LLC (B+/B1)(d)(e)
200,000	3.875		09/15/27	200,000
Expedia Group, Inc. (BBB-/Baa3)(d)(e)
2,170,000	6.250		05/01/25	2,389,452
797,000	4.625		08/01/27	836,061
Getty Images, Inc. (CCC+/Caa2)(d)(e)
5,235,000	9.750		03/01/27	5,156,475
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/B1)(d)(e)
2,620,000	5.250		12/01/27	2,737,900
GrubHub Holdings, Inc. (BB-/B1)(d)(e)
3,840,000	5.500		07/01/27	3,979,200
Match Group Holdings II LLC (BB/Ba3)(d)(e)
4,227,000	4.625		06/01/28	4,343,242
181,000	4.125		08/01/30	182,810
Netflix, Inc. (BB/Ba3)
1,684,000	3.625	(d)(e)	06/15/25	1,751,360
2,082,000	4.875		04/15/28	2,337,045
Photo Holdings Merger Sub, Inc. (B/B2)(d)(e)
260,000	8.500		10/01/26	239,200
Twitter, Inc. (BB+/Ba2)(d)(e)
2,954,000	3.875		12/15/27	3,083,237
Uber Technologies, Inc. (CCC+/B3)(d)(e)
7,565,000	7.500		11/01/23	7,858,144
6,570,000	7.500		05/15/25	6,964,200
225,000	8.000		11/01/26	239,625
230,000	7.500		09/15/27	244,663
730,000	6.250		01/15/28	750,075
VeriSign, Inc. (BBB-/Ba1)(d)
760,000	4.750		07/15/27	806,421

				47,776,960

Iron/Steel – 0.7%
Allegheny Technologies, Inc. (NR/NR)(e)
465,000	3.500		06/15/25	447,390
Cleveland-Cliffs, Inc. (B/Ba3)(d)(e)
3,100,000	6.750		03/15/26	3,154,250
Cleveland-Cliffs, Inc. (CCC/B2)(d)
6,549,000	5.750		03/01/25	6,074,198
4,050,000	5.875		06/01/27	3,766,500

				13,442,338

Leisure Time(e) – 0.8%
Carnival Corp. (BB+/B1)(d)
1,160,000	10.500		02/01/26	1,284,700
1,360,000	9.875		08/01/27	1,438,200

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(e) – (continued)
	NCL Corp. Ltd. (B/Caa1)(d)
	$3,390,000	3.625%		12/15/24	$2,373,000
	NCL Corp. Ltd. (BB-/B1)(d)
	2,843,000	10.250		02/01/26	2,949,612
	Royal Caribbean Cruises Ltd. (NR/NR)
	95,000	4.250		06/15/23	110,393
	Royal Caribbean Cruises Ltd. (BB/Ba2)(d)
	1,253,000	10.875		06/01/23	1,397,396
	Royal Caribbean Cruises Ltd. (BB-/B2)(d)
	1,615,000	9.125		06/15/23	1,699,788
	Sabre GLBL, Inc. (B/Ba3)(d)
	2,330,000	5.250		11/15/23	2,265,925
	VOC Escrow Ltd. (B+/B2)(d)
	3,760,000	5.000		02/15/28	3,327,600

					16,846,614

Lodging(d)(e) – 0.1%
	Wyndham Destinations, Inc. (BB-/Ba3)
	1,351,000	6.625		07/31/26	1,413,484

Machinery – Construction & Mining(d)(e) – 0.2%
	The Manitowoc Co., Inc. (B/B3)
	4,465,000	9.000		04/01/26	4,621,275

Machinery-Diversified(d)(e) – 0.5%
	Clark Equipment Co. (BB+/Ba3)
	1,051,000	5.875		06/01/25	1,089,099
	Cleaver-Brooks, Inc. (B-/Caa1)
	1,820,000	7.875		03/01/23	1,760,850
	Husky III Holding Ltd. (CCC/Caa2)(f)
	2,612,000	13.000		02/15/25	2,660,975
	Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	4,650,000	7.750		04/15/26	4,626,750

					10,137,674

Media – 8.1%
	Altice Financing SA (B/B2)(d)(e)
	3,050,000	7.500		05/15/26	3,225,375
	AMC Networks, Inc. (BB/Ba3)(d)
	1,150,000	5.000		04/01/24	1,175,875
	1,015,000	4.750		08/01/25	1,045,450
	Banijay Group SAS (CCC+/Caa1)(d)(e)
EUR	1,275,000	6.500		03/01/26	1,442,209
	CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
	$11,430,000	5.750		02/15/26	11,872,912
	1,680,000	5.500		05/01/26	1,747,200
	1,800,000	4.750		03/01/30	1,899,000
	1,800,000	4.500		08/15/30	1,890,000
	6,640,000	4.250		02/01/31	6,839,200
	Clear Channel Worldwide Holdings, Inc. (CCC/Caa2)(d)
	5,301,000	9.250		02/15/24	5,115,465
	CSC Holdings LLC (B/B3)
	10,000	5.250		06/01/24	10,725
	9,268,000	5.750	(d)(e)	01/15/30	9,847,250
	4,448,000	4.625	(d)(e)	12/01/30	4,459,120
	CSC Holdings LLC (BB/Ba3)(d)(e)
	4,839,000	5.500		05/15/26	5,032,560
	4,270,000	5.500		04/15/27	4,483,500

Corporate Obligations – (continued)
Media – (continued)
	CSC Holdings LLC (BB/Ba3)(d)(e) – (continued)
	1,114,000	3.375		02/15/31	1,075,010
	Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
	4,550,000	6.750		07/01/26	4,208,750
	Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B3)(d)(e)
	9,245,000	6.625		08/15/27	4,807,400
	Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)(d)(e)
	1,750,000	5.375		08/15/26	1,238,125
	DISH DBS Corp. (B-/B2)
	790,000	6.750		06/01/21	809,750
	6,290,000	5.875		07/15/22	6,541,600
	5,880,000	5.000		03/15/23	5,997,600
	230,000	5.875		11/15/24	235,750
	3,890,000	7.750		07/01/26	4,259,550
	Entercom Media Corp. (B-/B3)(d)(e)
	7,400,000	6.500		05/01/27	6,475,000
	Entercom Media Corp. (CCC+/Caa1)(d)(e)
	4,670,000	7.250		11/01/24	3,981,175
	GCI LLC (B/B3)(d)(e)
	720,000	6.625		06/15/24	772,200
	Gray Television, Inc. (B+/B3)(d)(e)
	4,130,000	7.000		05/15/27	4,470,725
	iHeartCommunications, Inc. (B+/B1)(d)(e)
	3,890,000	5.250		08/15/27	3,792,750
	1,050,000	4.750		01/15/28	989,625
	iHeartCommunications, Inc. (CCC+/Caa1)(d)
	210,000	8.375		05/01/27	206,850
	Meredith Corp. (BB-/Ba3)(d)(e)
	2,025,000	6.500		07/01/25	2,080,688
	Meredith Corp. (CCC+/Caa1)(d)
	5,405,000	6.875		02/01/26	4,499,662
	Nexstar Broadcasting, Inc. (B/B3)(d)(e)
	1,950,000	5.625		07/15/27	2,045,063
	1,413,000	4.750		11/01/28	1,441,260
	Radiate Holdco LLC/Radiate Finance, Inc. (B/B1)(d)(e)
	1,968,000	4.500		09/15/26	1,975,380
	Scripps Escrow, Inc. (B-/Caa1)(d)(e)
	3,885,000	5.875		07/15/27	3,768,450
	Sinclair Television Group, Inc. (B/B1)(d)(e)
	230,000	5.500		03/01/30	213,325
	Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
	5,535,000	5.000		08/01/27	5,777,156
	3,909,000	4.125		07/01/30	3,982,294
	TEGNA, Inc. (BB-/Ba3)(d)(e)
	761,000	4.750		03/15/26	776,220
	3,450,000	4.625		03/15/28	3,363,750
	The E.W. Scripps Co. (B-/Caa1)(d)(e)
	2,675,000	5.125		05/15/25	2,614,812
	Univision Communications, Inc. (B/B2)(d)(e)
	240,000	5.125		02/15/25	226,200
	2,400,000	6.625		06/01/27	2,340,000
	UPC Holding B.V. (B/B3)(d)(e)
	1,765,000	5.500		01/15/28	1,822,363
	Virgin Media Finance PLC (B/B2)(d)(e)
	4,150,000	5.000		07/15/30	4,129,250

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
	$3,605,000	5.500%		08/15/26	$3,753,706
	1,160,000	5.500		05/15/29	1,244,100
	Virgin Media Vendor Financing Notes III DAC (B/B2)(d)(e)
GBP	1,575,000	4.875		07/15/28	2,046,628
	Virgin Media Vendor Financing Notes IV DAC (B/B2)(d)(e)
	$1,850,000	5.000		07/15/28	1,845,375
	Ziggo Bond Co. B.V. (B-/B3)(d)
EUR	2,175,000	3.375	(e)	02/28/30	2,422,319
	1,725,000	3.375		02/28/30	1,921,150
	$1,725,000	5.125	(e)	02/28/30	1,742,250

					165,979,102

Metal Fabricate/Hardware(d) – 0.2%
	Park-Ohio Industries, Inc. (B-/Caa1)
	5,074,000	6.625		04/15/27	4,680,765

Mining(d) – 1.7%
	Alcoa Nederland Holding B.V. (BB+/Ba1)(e)
	3,250,000	7.000		09/30/26	3,355,625
	2,790,000	5.500		12/15/27	2,901,600
	Constellium SE (B/B2)(e)
	1,600,000	5.875		02/15/26	1,640,000
	950,000	5.625		06/15/28	969,000
	First Quantum Minerals Ltd. (CCC+/Caa2u)(e)
	7,020,000	7.250		05/15/22	7,007,013
	FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(e)
	5,240,000	5.125		03/15/23	5,456,150
	Freeport-McMoRan, Inc. (BB/Ba1)
	2,990,000	4.375		08/01/28	3,061,012
	2,420,000	4.625		08/01/30	2,547,050
	Hudbay Minerals, Inc. (B/B3)(e)
	3,870,000	6.125		04/01/29	3,811,950
	Novelis Corp. (B+/B2)(e)
	2,410,000	5.875		09/30/26	2,476,275
	2,325,000	4.750		01/30/30	2,272,688

					35,498,363

Miscellaneous Manufacturing(d) – 0.3%
	EnPro Industries, Inc. (BB/B1)
	3,095,000	5.750		10/15/26	3,249,750
	General Electric Co. (BBB+/Baa1)
	1,312,000	4.350		05/01/50	1,335,052
	Hillenbrand, Inc. (BB+/Ba1)
	665,000	5.750		06/15/25	713,212

					5,298,014

Office & Business Equipment(d) – 0.3%
	Xerox Corp. (BB/Ba1)
	3,345,000	4.375		03/15/23	3,432,807
	Xerox Holdings Corp. (BB/Ba1)(e)
	3,075,000	5.000		08/15/25	3,040,406

					6,473,213

Oil & Gas Services – 0.4%
	Cenovus Energy, Inc. (BBB-/Ba2)
	2,090,000	6.750		11/15/39	2,095,371

Corporate Obligations – (continued)
Oil & Gas Services – (continued)
	Continental Resources, Inc. (BB+/Ba1u)(d)
	2,660,000	4.900		06/01/44	2,008,300
	Newfield Exploration Co. (BBB-/Ba1)
	3,030,000	5.625		07/01/24	2,931,525

					7,035,196

Oil Field Services – 6.0%
	Antero Resources Corp. (B/B3)(d)
	7,375,000	5.125		12/01/22	6,047,500
	Apache Corp. (BB+/Ba1)(d)
	900,000	4.625		11/15/25	855,000
	3,475,000	4.375		10/15/28	3,170,937
	2,250,000	4.250		01/15/30	2,030,625
	Berry Petroleum Co. LLC (B/B3)(d)(e)
	990,000	7.000		02/15/26	769,725
	Cenovus Energy, Inc. (BBB-/Ba2)(d)
	447,000	3.000		08/15/22	436,089
	4,108,000	3.800		09/15/23	3,969,519
	2,200,000	5.375		07/15/25	2,124,144
	1,470,000	5.250		06/15/37	1,273,696
	Chesapeake Energy Corp. (NR/WR)(g)
	2,715,000	5.750		03/15/23	95,025
	Continental Resources, Inc. (BB+/Ba1u)(d)
	4,550,000	4.500		04/15/23	4,333,875
	1,775,000	3.800		06/01/24	1,641,875
	Ensign Drilling, Inc. (CCC+/Caa1)(d)(e)
	1,700,000	9.250		04/15/24	646,000
	EQT Corp. (BB-/Ba3)(d)
	2,100,000	3.000		10/01/22	2,047,500
	2,400,000	7.875		02/01/25	2,661,120
	Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)(d)
	2,835,000	8.125		05/01/25	2,466,450
	Laredo Petroleum, Inc. (B-/Caa1)(d)
	3,968,000	9.500		01/15/25	2,341,120
	MEG Energy Corp. (B-/B3)(d)(e)
	1,653,000	7.000		03/31/24	1,537,290
	3,935,000	7.125		02/01/27	3,521,825
	Nabors Industries Ltd. (CCC+/Ba3)(d)(e)
	2,655,000	7.250		01/15/26	1,320,863
	Nabors Industries, Inc. (CCC-/B3)
	2,635,000	0.750		01/15/24	704,863
	564,000	5.750	(d)	02/01/25	190,350
	Noble Holding International Ltd. (NR/WR)(d)(g)
	730,000	7.750		01/15/24	10,950
	3,100,000	7.875	(e)	02/01/26	740,125
	Occidental Petroleum Corp. (BB+/Ba2)
	6,778,000	2.700		08/15/22	6,328,957
	7,960,000	8.000	(d)	07/15/25	7,960,000
	3,000,000	5.875	(d)	09/01/25	2,748,750
	9,267,000	6.450		09/15/36	7,876,950
	14,817,000	4.400	(d)	04/15/46	10,557,112
	4,142,000	4.200	(d)	03/15/48	2,842,447
	3,317,000	4.400	(d)	08/15/49	2,330,193
	Parsley Energy LLC/Parsley Finance Corp. (BB/Ba3)(d)(e)
	2,000,000	5.375		01/15/25	1,985,000

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Precision Drilling Corp. (B/B3)(d)
	$5,320,000	7.750%		12/15/23	$4,036,550
	QEP Resources, Inc. (B+/B3)(d)
	2,025,000	5.375		10/01/22	1,640,250
	1,180,000	5.250		05/01/23	849,600
	Range Resources Corp. (B+/B3)(d)
	1,088,000	5.000		03/15/23	1,033,600
	5,000	4.875		05/15/25	4,500
	1,505,000	9.250	(e)	02/01/26	1,546,388
	SM Energy Co. (B/B3)(d)(e)
	1,288,800	10.000		01/15/25	1,230,804
	Southwestern Energy Co. (BB-/Ba3)(d)
	2,710,000	7.750		10/01/27	2,635,475
	Sunoco LP/Sunoco Finance Corp. (BB-/B1)(d)
	925,000	5.500		02/15/26	926,156
	325,000	6.000		04/15/27	336,375
	Transocean Phoenix 2 Ltd. (CCC+/NR)(d)(e)
	2,444,000	7.750		10/15/24	2,211,820
	Transocean, Inc. (CCC/Ca)(d)(e)
	2,616,000	8.000		02/01/27	732,480
	Transocean, Inc. (CCC/Caa3)(d)(e)
	4,108,000	11.500		01/30/27	1,684,280
	Transocean, Inc. (CCC-/Ca)(d)(e)
	5,055,000	7.500		01/15/26	1,112,100
	USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(d)
	8,135,000	6.875		04/01/26	8,033,312
	Valaris PLC (NR/WR)(d)(g)
	4,550,000	5.400		12/01/42	364,000
	3,100,000	5.750		10/01/44	178,250
	WPX Energy, Inc. (BB-/B1)(d)
	2,185,000	5.250		09/15/24	2,277,863
	3,275,000	5.875		06/15/28	3,422,375
	1,039,000	4.500		01/15/30	1,026,013

					122,848,066

Packaging – 3.0%
	ARD Finance SA (B-/Caa3)(d)(f)
	(PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,568,241
	(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(e)	06/30/27	3,407,875
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(d)(e)
	8,305,000	5.250		08/15/27	8,460,718
	Berry Global, Inc. (BB/B2)(d)
	109,000	5.125		07/15/23	110,635
	4,050,000	5.625	(e)	07/15/27	4,232,250
	Flex Acquisition Co., Inc. (CCC+/Caa2)(d)(e)
	2,420,000	6.875		01/15/25	2,413,950
	235,000	7.875		07/15/26	238,525
	Graham Packaging Co., Inc. (CCC+/Caa1)(d)(e)
	712,000	7.125		08/15/28	741,370
	Graphic Packaging International LLC (BB+/Ba2)(e)
	1,394,000	3.500		03/15/28	1,394,000
	LABL Escrow Issuer LLC (B/B2)(d)(e)
	2,725,000	6.750		07/15/26	2,861,250

Corporate Obligations – (continued)
Packaging – (continued)
	LABL Escrow Issuer LLC (B-/Caa2)(d)(e)
	3,980,000	10.500		07/15/27	4,218,800
	Mauser Packaging Solutions Holding Co. (CCC+/Caa3)(d)(e)
	6,025,000	7.250		04/15/25	5,671,031
	Owens-Brockway Glass Container, Inc. (B/B1)(e)
	4,270,000	5.875		08/15/23	4,478,163
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(d)(e)
	3,505,000	5.125		07/15/23	3,531,288
	3,631,000	4.000		10/15/27	3,653,694
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa1)(d)(e)
	695,000	7.000		07/15/24	707,163
	Trident TPI Holdings, Inc. (CCC+/Caa2)(d)(e)
	2,200,000	6.625		11/01/25	2,178,000
	Trivium Packaging Finance B.V. (B/B2)(d)(e)
	1,775,000	5.500		08/15/26	1,826,031
	Trivium Packaging Finance B.V. (CCC+/Caa2)(d)(e)
	6,455,000	8.500		08/15/27	6,866,506

					60,559,490

Pharmaceuticals – 2.5%
	AdaptHealth LLC (B+/B1)(d)(e)
	985,000	6.125		08/01/28	1,019,475
	Bausch Health Americas, Inc. (B/B3)(d)(e)
	14,060,000	9.250		04/01/26	15,466,000
	1,625,000	8.500		01/31/27	1,783,438
	Bausch Health Cos., Inc. (B/B3)(d)(e)
	6,100,000	6.125		04/15/25	6,244,875
	2,595,000	5.000		01/30/28	2,523,637
	5,478,000	6.250		02/15/29	5,628,645
	2,595,000	5.250		01/30/30	2,549,587
	Bausch Health Cos., Inc. (BB/Ba2)(d)(e)
	465,000	5.500		11/01/25	476,044
	Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(d)(e)
	1,408,000	7.875		09/01/25	1,508,320
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)(e)
	5,425,000	7.250		08/15/26	5,513,156
	Par Pharmaceutical, Inc. (B+/B2)(d)(e)
	6,675,000	7.500		04/01/27	6,992,062
	Teva Pharmaceutical Finance Co. B.V. (BB-/Ba2)
	855,000	3.650		11/10/21	852,863
	Vizient, Inc. (B/B2)(d)(e)
	990,000	6.250		05/15/27	1,039,500

					51,597,602

Pipelines – 5.1%
	Antero Midstream Partners LP/Antero Midstream Finance Corp. (B-/B3)(d)(e)
	4,400,000	5.750		03/01/27	3,630,000
	Buckeye Partners LP (BB/B1)(d)
	1,650,000	4.350		10/15/24	1,621,125
	2,400,000	4.125	(e)	03/01/25	2,292,000
	3,794,000	3.950		12/01/26	3,537,905
	860,000	4.125		12/01/27	809,475

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Buckeye Partners LP (BB/B1)(d) – (continued)
$1,573,000	4.500	% (e)	03/01/28	$1,515,979
Cheniere Energy Partners LP (BB/Ba2)(d)
3,645,000	5.250		10/01/25	3,727,012
2,825,000	4.500		10/01/29	2,892,094
Cheniere Energy, Inc. (BB/Ba3)(d)(e)
3,275,000	4.625		10/15/28	3,360,969
DCP Midstream Operating LP (BB+/Ba2)
5,090,000	5.375	(d)	07/15/25	5,204,525
1,535,000	5.125	(d)	05/15/29	1,511,975
925,000	6.450	(e)	11/03/36	878,750
EnLink Midstream LLC (BB+/Ba2)(d)
2,490,000	5.375		06/01/29	2,016,900
EnLink Midstream Partners LP (BB+/Ba2)(d)
2,325,000	4.400		04/01/24	2,092,500
3,235,000	5.450		06/01/47	2,038,050
EQM Midstream Partners LP (BB-/Ba3)(d)
1,975,000	4.750		07/15/23	1,960,187
2,800,000	6.500	(e)	07/01/27	2,961,000
2,970,000	5.500		07/15/28	2,984,850
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(d)
6,034,000	5.625		06/15/24	5,143,985
250,000	6.500		10/01/25	213,750
255,000	6.250		05/15/26	211,650
6,350,000	7.750		02/01/28	5,461,000
Global Partners LP/GLP Finance Corp. (B+/B2)(d)
150,000	7.000		06/15/23	152,813
2,970,000	7.000		08/01/27	3,021,975
1,780,000	6.875	(e)	01/15/29	1,793,350
NGL Energy Partners LP/NGL Energy Finance Corp. (B+/B3)(d)
2,390,000	7.500		11/01/23	1,592,338
2,990,000	7.500		04/15/26	1,823,900
NuStar Logistics LP (NR/Ba3)(d)
2,790,000	5.750		10/01/25	2,873,700
NuStar Logistics LP (BB-/Ba3)(d)
3,420,000	5.625		04/28/27	3,368,700
Plains All American Pipeline LP/PAA Finance Corp. (BBB-/Ba1)(d)
1,308,000	3.800		09/15/30	1,269,793
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (D/Caa2)(d)
8,561,000	5.750		04/15/25	4,366,110
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)(e)
5,955,000	4.750		10/01/23	5,642,362
1,935,000	5.500		09/15/24	1,818,900
2,563,000	7.500		10/01/25	2,563,000
1,310,000	5.500		01/15/28	1,185,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(d)
2,865,000	5.875		04/15/26	2,940,206
4,525,000	5.375		02/01/27	4,547,625
1,810,000	6.500		07/15/27	1,891,450
1,980,000	5.000		01/15/28	1,930,500
Western Midstream Operating LP (BB+/Ba2)(d)
1,500,000	5.375		06/01/21	1,511,250
2,230,000	5.050		02/01/30	2,140,800

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP (BB+/Ba2)(d) – (continued)
1,725,000	5.300		03/01/48	1,397,250
675,000	6.250		02/01/50	625,219

				104,522,472

Real Estate(d)(e) – 0.5%
Realogy Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa1)
3,510,000	4.875		06/01/23	3,483,675
5,429,000	9.375		04/01/27	5,619,015
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)
773,000	7.625		06/15/25	805,852
The Howard Hughes Corp. (BB-/Ba3)
603,000	5.375		08/01/28	598,478

				10,507,020

Real Estate Investment Trust(d) – 1.5%
ESH Hospitality, Inc. (BB-/Ba3)(e)
3,050,000	4.625		10/01/27	2,989,000
Iron Mountain, Inc. (BB-/Ba3)(e)
4,200,000	5.000		07/15/28	4,305,000
2,085,000	4.500		02/15/31	2,069,363
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(e)
2,085,000	4.625		06/15/25	2,126,700
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
1,685,000	4.625		08/01/29	1,750,698
Service Properties Trust (BB/Ba1)
2,200,000	4.350		10/01/24	1,991,279
Service Properties Trust (BB/Baa3)
546,000	7.500		09/15/25	580,725
Starwood Property Trust, Inc. (B+/Ba3)
8,890,000	4.750		03/15/25	8,556,625
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (C/Ca)
1,270,000	8.250		10/15/23	1,249,363
275,000	7.125	(e)	12/15/24	265,375
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (CCC/B2)(e)
2,715,000	6.000		04/15/23	2,721,787
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(e)
2,154,000	3.500		02/15/25	2,140,537

				30,746,452

Retailing – 4.7%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)(e)
7,049,000	5.000		10/15/25	7,207,602
1,635,000	4.375		01/15/28	1,671,788
1,766,000	4.000		10/15/30	1,779,245
Asbury Automotive Group, Inc. (BB/B1)(d)(e)
295,000	4.500		03/01/28	296,475
190,000	4.750		03/01/30	190,950
Beacon Roofing Supply, Inc. (B-/Caa1)(d)(e)
10,615,000	4.875		11/01/25	10,349,625
Burlington Stores, Inc. (NR/NR)(e)
1,141,000	2.250		04/15/25	1,356,911
Carvana Co. (CCC+/Caa2)(d)(e)
3,150,000	5.625		10/01/25	3,106,687

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
	eG Global Finance PLC (B-/B2)(d)(e)
	$2,560,000	6.750%		02/07/25	$2,614,400
	2,210,000	8.500		10/30/25	2,306,688
	Group 1 Automotive, Inc. (BB+/Ba2)(d)(e)
	682,000	4.000		08/15/28	670,065
	IRB Holding Corp. (B/B3)(d)(e)
	1,171,000	7.000		06/15/25	1,248,579
	IRB Holding Corp. (CCC+/Caa3)(d)(e)
	8,870,000	6.750		02/15/26	8,870,000
	Ken Garff Automotive LLC (B/B1)(d)(e)
	720,000	4.875		09/15/28	708,300
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/Ba3)(d)(e)
	4,187,000	5.250		06/01/26	4,349,246
	Kirk Beauty One GmbH (CCC-/Caa3)(d)
EUR	2,250,000	8.750		07/15/23	1,728,162
	L Brands, Inc. (B+/B2)
	$6,845,000	5.250		02/01/28	6,622,537
	L Brands, Inc. (BB/Ba2)(d)(e)
	880,000	6.875		07/01/25	944,900
	Macy’s Retail Holdings, Inc. (B/B1)(d)
	2,550,000	2.875		02/15/23	2,062,313
	Macy’s, Inc. (BB-/Ba1)(d)(e)
	2,900,000	8.375		06/15/25	2,994,250
	PetSmart, Inc. (CCC+/Caa2)(d)(e)
	6,095,000	7.125		03/15/23	6,148,331
	3,803,000	8.875		06/01/25	3,926,597
	Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)(d)(e)
	1,418,000	6.375		09/30/26	1,439,270
	Staples, Inc. (B/B1)(d)(e)
	6,005,000	7.500		04/15/26	5,554,625
	Staples, Inc. (CCC+/B3)(d)(e)
	6,800,000	10.750		04/15/27	5,448,500
	Stonegate Pub Co Financing 2019 PLC (NR/B3)(d)(e)
GBP	1,750,000	8.250		07/31/25	2,085,004
	Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(d)
	$1,895,000	5.500		06/01/24	1,913,950
	2,175,000	5.875		03/01/27	2,234,813
	Walgreens Boots Alliance, Inc. (BBB/Baa2)(d)
	1,740,000	4.100		04/15/50	1,734,815
	Yum! Brands, Inc. (B+/B1)(d)
	187,000	7.750	(e)	04/01/25	206,635
	2,400,000	4.750	(e)	01/15/30	2,592,000
	495,000	3.625		03/15/31	495,000

					94,858,263

Semiconductors – 0.5%
	Advanced Micro Devices, Inc. (BB+/Baa3)
	657,000	7.500		08/15/22	730,913
	Amkor Technology, Inc. (BB/B1)(d)(e)
	3,489,000	6.625		09/15/27	3,750,675
	Microchip Technology, Inc. (NR/Ba2)(d)(e)
	280,000	4.250		09/01/25	290,500

Corporate Obligations – (continued)
Semiconductors – (continued)
	ON Semiconductor Corp. (BB/Ba2)(d)(e)
	2,170,000	3.875		09/01/28	2,202,550
	Qorvo, Inc. (BB+/Ba1)(d)(e)
	3,320,000	3.375		04/01/31	3,373,950

					10,348,588

Software(d) – 1.9%
	Black Knight InfoServ LLC (B+/Ba3)(e)
	1,555,000	3.625		09/01/28	1,555,000
	BY Crown Parent LLC/BY Bond Finance, Inc. (B-/B1)(e)
	355,000	4.250		01/31/26	360,769
	Camelot Finance SA (B/B2)(e)
	3,450,000	4.500		11/01/26	3,514,687
	Castle US Holding Corp. (CCC/Caa2)(e)
	2,020,000	9.500		02/15/28	1,919,000
	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(e)
	950,000	5.750		03/01/25	957,125
	Granite Merger Sub 2, Inc. (CCC+/Caa1)(e)
	2,092,000	11.000		07/15/27	2,217,520
	Logan Merger Sub, Inc. (B-/B1)(e)
	3,175,000	5.500		09/01/27	3,218,656
	Nuance Communications, Inc. (BB-/Ba3)
	3,640,000	5.625		12/15/26	3,849,300
	Open Text Corp. (BB/Ba2)(e)
	4,730,000	3.875		02/15/28	4,789,125
	PTC, Inc. (BB-/Ba3)(e)
	1,497,000	3.625		02/15/25	1,519,455
	Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(e)
	6,500,000	10.500		03/01/24	6,776,250
	SS&C Technologies, Inc. (B+/B2)(e)
	5,090,000	5.500		09/30/27	5,395,400
	The Dun & Bradstreet Corp. (B-/Caa1)(e)
	1,968,000	10.250		02/15/27	2,233,680
	Veritas US, Inc./Veritas Bermuda Ltd. (B/B2)(e)
	235,000	7.500		02/01/23	235,588

					38,541,555

Storage/Warehousing(d)(e) – 0.1%
	Algeco Global Finance 2 PLC (CCC/Caa1)
	2,390,000	10.000		08/15/23	2,246,600

Telecommunication Services – 6.6%
	Altice France Holding SA (CCC+/WR)(d)(e)
	4,755,000	10.500		05/15/27	5,260,219
	Altice France SA (NR/B2)(d)(e)
	664,000	5.125		01/15/29	659,020
	Altice France SA (B/B2)(d)(e)
	8,165,000	7.375		05/01/26	8,532,425
	4,910,000	8.125		02/01/27	5,351,900
	225,000	5.500		01/15/28	227,250
	CenturyLink, Inc. (B+/B2)
	2,250,000	5.125	(d)(e)	12/15/26	2,297,812
	3,465,000	6.875		01/15/28	3,880,800
	1,700,000	7.600		09/15/39	1,916,750
	CommScope Technologies LLC (B-/B3)(d)(e)
	4,331,000	6.000		06/15/25	4,385,137

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	CommScope, Inc. (B-/B3)(d)(e)
	$1,780,000	8.250%		03/01/27	$1,851,200
	4,645,000	7.125		07/01/28	4,761,125
	Digicel Group 0.5 Ltd. (NR/Ca)(d)(e)(f)
	420,555	7.000		12/31/99	50,467
	(PIK 3.000%, Cash 5.000%)
	2,539,200	8.000		04/01/25	888,720
	Intelsat Connect Finance SA (NR/WR)(d)(e)(g)
	5,475,000	9.500		02/15/23	1,697,250
	Intelsat Jackson Holdings SA (NR/WR)(e)(g)
	210,000	9.500		09/30/22	228,900
	6,885,000	8.500	(d)	10/15/24	4,440,825
	15,490,000	9.750	(d)	07/15/25	10,145,950
	Intelsat Luxembourg SA (NR/WR)(d)(g)
	13,875,000	8.125		06/01/23	555,000
	Intelsat SA (NR/NR)(g)
	4,650,000	4.500		06/15/25	1,627,500
	Level 3 Financing, Inc. (BB/Ba3)(d)
	5,285,000	5.250		03/15/26	5,469,975
	5,891,000	4.625	(e)	09/15/27	6,038,275
	4,910,000	4.250	(e)	07/01/28	4,989,787
	Lorca Telecom Bondco SAU (B+/B1)(d)(e)
EUR	1,250,000	4.000		09/18/27	1,489,583
	Nokia of America Corp. (NR/WR)
	$5,200,000	6.450		03/15/29	5,564,000
	Sprint Capital Corp. (BB/B1)
	8,075,000	8.750		03/15/32	11,870,250
	Sprint Communications, Inc. (BB/B1)
	2,128,000	11.500		11/15/21	2,338,140
	5,550,000	6.000		11/15/22	5,966,250
	Sprint Corp. (BB/B1)
	10,288,000	7.875		09/15/23	11,792,620
	1,555,000	7.625	(d)	02/15/25	1,827,125
	1,400,000	7.625	(d)	03/01/26	1,687,000
	T-Mobile USA, Inc. (BB/Ba3)(d)
	1,485,000	6.000		03/01/23	1,488,713
	1,360,000	6.000		04/15/24	1,388,900
	3,820,000	6.500		01/15/26	3,977,575
	Telecom Italia Capital SA (BB+/Ba1)
	6,865,000	7.200		07/18/36	8,667,062
	675,000	7.721		06/04/38	892,688
	Telesat Canada/Telesat LLC (BB-/Ba3)(d)(e)
	402,000	4.875		06/01/27	405,015

					134,611,208

Toys/Games/Hobbies(d) – 0.3%
	Mattel, Inc. (B+/B1)(e)
	2,165,000	6.750		12/31/25	2,284,075
	1,553,000	5.875		12/15/27	1,669,475
	Mattel, Inc. (B-/B3)
	2,335,000	3.150		03/15/23	2,291,219

					6,244,769

Transportation(d)(e) – 0.1%
	XPO Logistics, Inc. (BB-/Ba3)
	1,853,000	6.250		05/01/25	1,973,445

	TOTAL CORPORATE OBLIGATIONS
	(Cost $1,939,815,429)				$1,936,569,955

Shares	Description	Value

Common Stock – 0.0%
Auto Components – 0.0%
1,229	Lear Corp.	$134,022
(Cost $–)

Principal Amount	Interest Rate	Maturity Date	Value

Structured Note(d)(e)(h) – 0.1%
CHS/Community Health Systems, Inc. (CCC-/Ca)
$1,820,000	9.875%	06/30/23	$1,456,000
(Cost $1,708,295)

Shares	Dividend Rate	Value

Preferred Stocks(d)(f) – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%	$1,205,600
(Cost $3,042,344)

Units	Expiration Date	Value

Warrant(g) – 0.0%
True Religion Warrant (NR/NR)
1,914	10/27/22	$—
True Religion Warrant 2 (NR/NR)
7,229	10/27/22	—
(Cost $–)

TOTAL WARRANT		$—

TOTAL INVESTMENTS – 96.5%
(Cost $1,972,322,696)		$1,965,585,690

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		72,263,745

NET ASSETS – 100.0%		$2,037,849,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
WR	—Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS – At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Intelsat Jackson Holdings SA (NR/NR)07/13/2022	$19,956	$20,272	$316

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain
Deutsche Bank AG	USD 16,458,776	EUR 13,981,588	11/09/20	$52,520

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD 1,458,679	EUR 1,250,000	11/09/20	$(8,095)
UBS AG (London)	USD 5,784,066	GBP 4,490,358	01/13/21	(14,500)

TOTAL				$(22,595)

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra 10 Year U.S. Treasury Notes	16	12/21/20	$2,558,750	$10,213
2 Year U.S. Treasury Notes	96	12/31/20	21,212,250	9,045
10 Year U.S. Treasury Notes	810	12/21/20	113,020,312	308,049
20 Year U.S. Treasury Bonds	406	12/21/20	71,570,188	396,850

Total				$724,157
Short position contracts:
Eurodollars	(1)	12/14/20	(249,387)	(4,636)
Ultra Long U.S. Treasury Bonds	(18)	12/21/20	(3,992,625)	(4,093)
5 Year German Euro-Bobl	(89)	12/08/20	(14,104,723)	(18,927)
5 Year U.S. Treasury Notes	(158)	12/31/20	(19,912,938)	(2,317)

Total				$(29,973)

TOTAL FUTURES CONTRACTS				$694,184

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
CDX.NA.HY Index 34	5.000%	3.803%	06/20/25	$35,839	$1,837,188	$412,879	$1,424,309
CDX.NA.HY Index 35	5.000	4.072	12/20/25	105,250	4,566,681	4,175,077	391,604

TOTAL					$6,403,869	$4,587,956	$1,815,913

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 34	—CDX North America Investment Grade Index 34
CDX.NA.IG Index 35	—CDX North America Investment Grade Index 35
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – 88.9%
Aerospace & Defense(b) – 0.5%
	Dynasty Acquisition Co., Inc. (B-/Caa1)
	(3M LIBOR + 3.500%)
	$2,261,542	3.720%	04/06/26	$1,988,551
	(3M LIBOR + 3.500%)
	1,215,883	3.720	04/06/26	1,069,113
	TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
	4,017,649	2.397	08/22/24	3,796,237

				6,853,901

Airlines – 1.9%
	Allegiant Travel Co. (B+/Ba3)(b) (3M LIBOR + 3.000%)
	4,340,927	3.254	02/05/24	3,993,653
	American Airlines, Inc. (B+/Ba3)(b) (1M LIBOR + 1.750%)
	4,900,000	1.896	01/29/27	3,555,587
	Atlantic Aviation FBO, Inc. (BB-/B2)(b) (1M LIBOR + 3.750%)
	4,494,689	3.900	12/06/25	4,378,592
	Delta Air Lines, Inc. (NR/Baa1)(c)
	1,650,000	0.000	09/16/27	1,660,906
	Delta Air Lines, Inc. (BBB-/Baa2)(b) (3M LIBOR + 4.750%)
	3,790,500	5.750	04/29/23	3,781,024
	JetBlue Airways Corp. (B+/Ba2)(b) (3M LIBOR + 5.250%)
	2,962,500	6.250	06/17/24	2,937,200
	Kestrel Bidco Inc. (B-/B2)(b) (6M LIBOR + 3.000%)
	3,970,000	4.000	12/11/26	3,431,231

				23,738,193

Automotive – Distributors – 0.7%
	American Axle & Manufacturing, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.250%)
	2,843,221	3.000	04/06/24	2,706,405
	Bombardier Recreational Products, Inc. (BB-/B1)(b) (1M LIBOR + 2.000%)
	1,309,245	2.147	05/24/27	1,265,386
	Drive Chassis Holding Co. LLC (NR/NR)(c)
	2,525,000	0.000	04/10/26	2,411,375
	Thor Industries, Inc. (BB/B2)(b) (1M LIBOR + 3.750%)
	2,974,809	3.938	02/01/26	2,951,575

				9,334,741

Automotive – Parts(b) – 2.8%
	Adient US LLC (B+/Ba3) (1M LIBOR + 4.250%)
	3,135,468	4.397	05/06/24	3,095,616
	CS Intermediate Holdco 2 LLC (B-/B1) (1M LIBOR + 2.000%)
	3,822,490	2.750	11/02/23	3,258,673
	Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
	1,100,000	2.400	02/27/26	1,071,125
	Garrett LX III S.a r.l. (D/WR) (3M LIBOR + 2.500%)
	4,761,107	5.750	09/27/25	4,589,374
	Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
	2,552,632	3.750	04/01/24	2,511,152
	Mavis Tire Express Services Corp. (B-/B2) (3M LIBOR + 3.250%)
	4,032,377	3.470	03/20/25	3,818,177
	Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
	4,342,501	3.660	11/06/24	4,299,076
	Panther BF Aggregator 2 LP (B/B1)
	(1M EURIBOR + 3.750%)
EUR	1,150,000	3.750	04/30/26	1,323,036

Bank Loans(a) – (continued)
Automotive – Parts(b) – (continued)
	Panther BF Aggregator 2 LP (B/B1) – (continued)
	(1M LIBOR + 3.500%)
	$3,156,404	3.647	04/30/26	3,070,582
	Tenneco, Inc. (B/Ba3) (1M LIBOR + 3.000%)
	4,234,409	3.147	10/01/25	3,808,343
	Trico Group LLC (B/B3)(2M LIBOR + 7.500%)
	1,212,375	8.500	02/02/24	1,192,674
	Wand NewCo 3, Inc. (B-/B1) (3M LIBOR + 3.000%)
	3,768,707	3.147	02/05/26	3,630,923

				35,668,751

Building & Construction Material(b) – 0.3%
	CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.500%)
	3,774,426	2.652	04/15/27	3,652,549

Building Materials(b) – 3.1%
	ACProducts, Inc. (B/B2) (3M LIBOR + 6.500%)
	4,888,125	7.500	08/18/25	4,889,347
	Beacon Roofing Supply, Inc. (BB/B2) (1M LIBOR + 2.250%)
	1,998,048	2.397	01/02/25	1,932,392
	CPG International, Inc. (BB-/B2) (3M LIBOR + 3.750%)
	4,297,400	4.750	05/05/24	4,279,136
	Foundation Building Materials Holding Co. LLC (BB-/B2) (1M LIBOR + 3.000%)
	1,946,712	3.147	08/13/25	1,915,077
	Hayward Industries, Inc. (B/B3) (1M LIBOR + 3.500%)
	4,808,159	3.647	08/05/24	4,672,954
	Ingersoll-Rand Services Co. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,741,250	1.897	03/01/27	1,680,794
	Jeld-Wen, Inc. (BB+/Ba2) (1M LIBOR + 2.000%)
	2,026,231	2.147	12/14/24	1,966,457
	LBM Borrower LLC (B+/B2) (3M LIBOR + 3.750%)
	3,394,979	4.750	08/20/22	3,391,584
	NCI Building Systems, Inc. (B+/B2) (1M LIBOR + 3.750%)
	7,170,048	3.901	04/12/25	7,024,424
	Quikrete Holdings, Inc. (BB-/B1) (1M LIBOR + 2.500%)
	3,232,876	2.647	02/01/27	3,142,614
	Swissport Financing S.a r.l. (D/C) (3M EURIBOR + 4.500%)
EUR	3,750,000	4.500	08/14/24	3,906,764

				38,801,543

Chemicals(b) – 4.6%
	Alpha 3 B.V. (B-/B2) (3M LIBOR + 3.000%)
	$4,547,010	4.000	01/31/24	4,469,347
	ASP Unifrax Holdings, Inc. (CCC/Caa3) (3M LIBOR + 8.500%)
	1,975,000	8.750	12/14/26	1,606,327
	ASP Unifrax Holdings, Inc. (CCC+/Caa1) (3M LIBOR + 3.750%)
	3,719,272	3.970	12/12/25	3,266,934
	Consolidated Energy Finance SA (BB-/Ba3) (1M LIBOR + 2.500%)
	3,919,924	2.656	05/07/25	3,562,231
	Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
	3,879,583	3.647	03/16/25	3,818,169
	Diamond (BC) B.V. (CCC+/B1) (3M LIBOR + 5.000%)
	1,000,000	6.000	09/06/24	997,500
	Element Solutions, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	3,177,150	2.145	01/31/26	3,103,694

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
	Emerald Performance Materials, LLC (B/B2) (1M LIBOR + 4.000%)
	$1,668,676	5.000%	08/12/25	$1,661,384
	Hexion, Inc. (B+/Ba3) (3M LIBOR + 3.500%)
	3,610,051	3.800	07/01/26	3,546,875
	INEOS Enterprises Holdings US Finco LLC (BB/B1) (3M LIBOR + 3.500%)
	4,800,088	4.500	08/28/26	4,760,104
	Momentive Performance Materials, Inc. (B/B2) (1M LIBOR + 3.250%)
	5,560,270	3.410	05/15/24	5,313,561
	Plaze, Inc. (B/B3) (1M LIBOR + 4.250%)
	975,000	5.250	08/03/26	957,937
	Polar US Borrower LLC (B-/B2) (1M LIBOR + 4.750%)
	3,908,312	4.906	10/15/25	3,751,980
	PQ Corp. (BB-/B1) (3M LIBOR + 2.250%)
	3,768,678	2.511	02/07/27	3,669,750
	Starfruit Finco B.V. (B+/B1) (1M LIBOR + 3.000%)
	6,193,613	3.151	10/01/25	5,987,923
	The Chemours Co. (BB/Ba1) (1M LIBOR + 1.750%)
	2,681,369	1.900	04/03/25	2,580,818
	Tronox Finance LLC (B+/Ba3) (1M LIBOR + 3.000%)
	1,281,699	3.147	09/23/24	1,259,731
	Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
	3,115,414	2.397	07/01/24	3,069,991

				57,384,256

Commercial Services(b) – 2.1%
	Amentum Government Services Holdings LLC (B/Ba3) (1M LIBOR + 3.500%)
	857,850	3.647	02/01/27	843,198
	APX Group, Inc. (B-/B3) (1M LIBOR + 5.000%)
	1,995,000	5.147	12/31/25	1,955,938
	AQ Carver Buyer, Inc. (B/B2) (3M LIBOR + 5.000%)
	2,178,000	6.000	09/23/25	2,058,210
	Avis Budget Car Rental, LLC (BB-/Ba2) (1M LIBOR + 2.250%)
	1,388,983	2.400	08/06/27	1,220,915
	Da Vinci Purchaser Corp. (B/B2) (3M LIBOR + 4.000%)
	3,990,000	5.238	01/08/27	3,936,813
	GlobalLogic Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
	2,100,000	4.500	08/13/27	2,079,000
	IRB Holding Corp. (B/B3) (3M LIBOR + 2.750%)
	5,667,520	3.750	02/05/25	5,402,224
	Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
	3,455,050	4.250	09/23/26	3,419,878
	Rockwood Service Corporation (B/B2) (1M LIBOR + 4.250%)
	1,492,500	4.397	01/23/27	1,479,441
	STG-Fairway Holdings LLC (B-/B2) (3M LIBOR + 3.250%)
	2,321,690	3.470	01/31/27	2,269,452
	Trans Union LLC (BB+/Ba2) (1M LIBOR + 1.750%)
	1,324,091	1.897	11/16/26	1,289,122

				25,954,191

Computers(b) – 0.2%
	Redstone Buyer LLC (B/B1) (3M LIBOR + 5.000%)
	2,600,000	6.000	09/01/27	2,587,000

Bank Loans(a) – (continued)
Construction Machinery(b) – 0.5%
	Brookfield WEC Holdings Inc. (B/B2) (1M LIBOR + 3.000%)
	4,930,464	3.750	08/01/25	4,800,152
	Welbilt, Inc. (CCC+/B3) (1M LIBOR + 2.500%)
	2,147,500	2.647	10/23/25	1,949,522

				6,749,674

Consumer Cyclical Services(b) – 0.1%
	Fleet U.S. Bidco, Inc. (B+/B2) (1M LIBOR + 3.250%)
	1,584,000	3.397	10/07/26	1,536,480

Consumer Cyclical Services – Business – 2.2%
	Advantage Sales & Marketing, Inc. (CCC+/B2)(b) (1M LIBOR + 3.250%)
	2,373,523	4.250	07/23/21	2,330,087
	Advantage Sales & Marketing, Inc. (CCC-/Caa2)(b) (1M LIBOR + 6.500%)
	2,053,226	7.500	07/25/22	1,970,235
	Allied Universal Holding Co. LLC (B-/B3)(b) (1M LIBOR + 4.250%)
	4,390,755	4.397	07/10/26	4,337,451
	Colorado Buyer, Inc. (CC/Caa2)(b) (6M LIBOR + 7.250%)
	2,875,000	8.250	05/01/25	1,476,571
	GT Polaris, Inc. (NR/NR)(c)
	1,275,000	0.000	08/04/27	1,264,239
	Guidehouse LLP (B-/B1)(b) (1M LIBOR + 4.500%)
	3,687,278	4.647	05/01/25	3,648,119
	Sabre GLBL, Inc. (B/Ba3)(b) (1M LIBOR + 2.000%)
	3,370,405	2.147	02/22/24	3,136,297
	Stats Intermediate Holdings LLC (B-/B2)(b) (1M LIBOR + 5.250%)
	1,308,454	5.401	07/10/26	1,283,921
	Tempo Acquisition LLC (B/B1)(b) (1M LIBOR + 3.250%)
	3,349,721	3.750	11/02/26	3,244,004
	The House of HR (NR/NR)(c)
EUR	2,475,000	0.000	07/27/26	2,691,432
	USS Ultimate Holdings, Inc. (CCC/Caa2)(b) (3M LIBOR + 7.750%)
	$2,225,000	8.750	08/25/25	2,098,464

				27,480,820

Consumer Products – Household & Leisure(b) – 0.4%
	Diamond (BC) B.V. (CCC+/B1) (3M LIBOR + 3.000%)
	3,065,656	3.261	09/06/24	2,858,724
	Prestige Brands, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	1,998,892	2.147	01/26/24	1,980,162

				4,838,886

Consumer Products – Non Durable(b) – 0.8%
	Alphabet Holding Co., Inc. (B-/B3) (1M LIBOR + 3.500%)
	2,789,336	3.647	09/26/24	2,706,158
	Alphabet Holding Co., Inc. (CCC/Caa2) (1M LIBOR + 7.750%)
	3,825,000	7.897	09/26/25	3,684,737
	HLF Financing S.a r.l. (BB+/Ba1) (1M LIBOR + 2.750%)
	1,920,458	2.897	08/18/25	1,888,060
	KIK Custom Products, Inc. (B-/B1) (3M LIBOR + 4.000%)
	2,395,870	5.000	05/15/23	2,377,374

				10,656,329

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Distributor(b) – 0.2%
	UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	$2,622,099	3.897%	08/13/26	$2,604,609

Diversified Financial Services – 3.4%
	Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	1,970,038	5.147	07/31/26	1,903,273
	Blackstone CQP Holding Co. LP (B+/B1)(b) (3M LIBOR + 3.500%)
	5,267,081	3.725	09/30/24	5,147,255
	Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 2.750%)
	4,365,476	2.897	02/27/26	4,335,485
	DLG Acquisitions Ltd. (NR/NR)(c)
EUR	1,825,000	0.000	05/15/26	2,077,134
	Edelman Financial Center LLC (B/B2)(b) (1M LIBOR + 3.000%)
	$3,618,695	3.145	07/21/25	3,488,096
	FinCo I LLC (BB/WR)(b) (1M LIBOR + 2.000%)
	1,390,589	2.156	12/27/22	1,386,539
	First Eagle Holdings, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
	1,952,024	2.720	02/01/27	1,902,521
	Fiserv Investment Solutions, Inc. (B/B2)(b) (3M LIBOR + 4.750%)
	1,197,000	5.020	02/18/27	1,187,029
	Franklin Square Holdings LP (BB/Ba1)(b) (1M LIBOR + 2.250%)
	1,908,205	2.438	08/01/25	1,879,582
	Jefferies Finance LLC (BB-/Ba3)(b) (1M LIBOR + 3.250%)
	3,966,168	3.438	06/03/26	3,797,606
	Lorca Finco PLC (NR/NR)(c)
EUR	2,200,000	0.000	07/02/27	2,566,493
	MHI Holdings LLC (B+/B2)(b) (1M LIBOR + 5.000%)
	$4,218,125	5.147	09/21/26	4,197,034
	Milano Acquisition Corp. (NR/NR)(c)
	3,250,000	0.000	08/13/27	3,209,375
	Nielsen Finance LLC (BBB-/Ba1)(b) (1M EURIBOR + 3.750%)
EUR	624,313	3.750	06/04/25	729,918
	Vertical Midco GmbH (NR/NR)(c)
	$1,950,000	0.000	07/30/27	1,931,553
	VFH Parent LLC (B+/Ba3)(b) (1M LIBOR + 3.000%)
	1,721,820	3.151	03/01/26	1,708,373
	Victory Capital Holdings, Inc. (BB-/Ba3)(b) (3M LIBOR + 2.500%)
	1,233,976	2.799	07/01/26	1,214,442

				42,661,708

Diversified Manufacturing(b) – 2.1%
	AI Aqua Merger Sub, Inc. (B/B2)
	(1M LIBOR + 3.250%)
	1,860,435	4.250	12/13/23	1,804,622
	(1M LIBOR + 3.250%)
	1,119,201	4.250	12/13/23	1,091,221
	AI Plex Acquico GmbH (B-/B3)(6M LIBOR + 5.000%)
	3,675,686	5.316	07/31/26	3,280,550
	Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
	3,899,525	6.500	08/01/24	3,688,951
	Atkore International, Inc. (BB-/Ba3) (3M LIBOR + 2.750%)
	3,925,848	3.750	12/22/23	3,905,237

Bank Loans(a) – (continued)
Diversified Manufacturing(b) – (continued)
	Dynacast International LLC (CCC/Caa1) (3M LIBOR + 3.250%)
	4,606,139	4.250	01/28/22	4,126,318
	Gardner Denver, Inc. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,499,432	1.897	03/01/27	1,447,372
	Robertshaw US Holding Corp. (CCC-/Caa2)(6M LIBOR + 8.000%)
	4,650,000	9.000	02/28/26	2,755,125
	Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
	4,154,738	3.361	03/28/25	3,914,552

				26,013,948

Electrical Utilities(b) – 0.4%
	Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 4.500%)
	2,593,500	5.500	06/23/25	2,537,299
	Resideo Funding, Inc. (BBB-/Ba2) (3M LIBOR + 2.250%)
	2,620,478	2.480	10/24/25	2,522,210

				5,059,509

Entertainment – 3.1%
	Allen Media LLC (BB-/Ba3)(b) (3M LIBOR + 5.500%)
	6,516,217	5.720	02/10/27	6,306,460
	Alterra Mountain Co. (B/B1)(b)
	(1M LIBOR + 2.750%)
	3,491,836	2.897	07/31/24	3,359,425
	(1M LIBOR + 4.500%)
	370,507	5.500	08/01/26	365,875
	AMC Entertainment Holdings, Inc. (B-/Caa2)(b) (3M LIBOR + 3.000%)
	4,996,234	3.220	04/22/26	3,189,796
	Amer Sports Oyj (NR/NR)(c)
EUR	3,225,000	0.000	03/30/26	3,375,736
	Banijay Entertainment S.A.S (B/B1)(b) (1M LIBOR + 3.750%)
	$3,650,000	3.907	03/01/25	3,567,875
	CityCenter Holdings LLC (B+/B2)(b) (1M LIBOR + 2.250%)
	3,548,064	3.000	04/18/24	3,398,158
	Crown Finance US, Inc. (CCC-/Caa3)(b)
	(6M LIBOR + 2.500%)
	3,096,308	2.769	02/28/25	2,047,000
	(6M LIBOR + 2.750%)
	1,089,000	3.019	09/30/26	715,473
	PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 2.500%)
	4,918,308	2.647	05/29/26	4,768,693
	Playtika Holding Corp. (B+/B1)(b)(6M LIBOR + 6.000%)
	3,158,357	7.000	12/10/24	3,157,189
	UFC Holdings LLC (B/B2)(b)(6M LIBOR + 3.250%)
	2,557,889	4.250	04/29/26	2,509,929
	Vue International Bidco PLC (CCC+/B2)(b) (3M EURIBOR + 4.750%)
EUR	3,136,096	4.750	07/03/26	2,817,951

				39,579,560

Environmental(b) – 1.2%
	Core & Main LP (B/B2)(6M LIBOR + 2.750%)
	$4,051,115	3.750	08/01/24	3,961,220
	EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	4,488,963	4.750	05/09/25	4,275,737

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Environmental(b) – (continued)
	FTS International, Inc. (D/WR) (1M LIBOR + 4.750%)
	$2,067,585	6.000%	04/16/21	$716,770
	GFL Environmental, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
	4,076,333	4.000	05/30/25	4,053,913
	Innovative Water Care Global Corp. (CCC+/Caa1) (3M LIBOR + 5.000%)
	2,881,125	6.000	02/27/26	2,432,765

				15,440,405

Food & Beverages – 2.0%
	BellRing Brands LLC (B+/B2)(b) (1M LIBOR + 5.000%)
	1,242,722	6.000	10/21/24	1,243,243
	CHG PPC Parent LLC (B/B2)(b) (1M LIBOR + 2.750%)
	2,593,915	2.897	03/31/25	2,490,159
	Chobani LLC (B-/B1)(b) (1M LIBOR + 3.500%)
	3,536,888	4.500	10/10/23	3,492,676
	Froneri International Ltd. (B+/B1)(b)
	(1M EURIBOR + 2.625%)
EUR	1,100,000	2.625%	01/31/27	1,252,616
	(1M LIBOR + 2.250%)
	$5,187,000	2.397	01/31/27	4,973,970
	Shearer’s Foods, Inc. (NR/NR)(c)
	550,000	0.000	09/23/27	545,534
	Sigma Bidco B.V. (NR/NR)(c)
	4,486,380	0.000	07/02/25	4,357,396
	Sunshine Investments B.V. (NR/NR)(c)
EUR	1,200,000	0.000	03/28/25	1,391,337
	Sunshine Investments B.V. (B+/B1)(b)
	(3M EURIBOR + 3.250%)
	525,000	3.250	03/28/25	603,995
	(3M LIBOR + 3.250%)
	$4,519,746	3.515	03/28/25	4,409,600

				24,760,526

Gaming(b) – 1.4%
	Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	8,929,169	2.897	12/23/24	8,343,594
	Mohegan Tribal Gaming Authority (CCC+/Caa1) (3M LIBOR + 6.375%)
	1,355,313	7.375	10/13/23	1,203,965
	Scientific Games International, Inc. (B+/B1)(6M LIBOR + 2.750%)
	6,726,685	3.612	08/14/24	6,313,733
	The Stars Group Holdings B.V. (BBB-/Ba1) (3M LIBOR + 3.500%)
	1,478,304	3.720	07/10/25	1,473,278

				17,334,570

Health Care – Pharmaceuticals(b) – 1.7%
	Amedes Holding AG (B/B2) (3M EURIBOR + 3.500%)
EUR	3,010,720	3.500	05/30/26	3,462,250
	Bausch Health Cos., Inc. (BB/Ba2) (1M LIBOR + 2.750%)
	$2,316,918	2.901	11/27/25	2,258,995
	Endo Finance Co. (Luxembourg) S.a.r.l. (B+/B2) (3M LIBOR + 4.250%)
	5,068,958	5.000	04/29/24	4,815,510

Bank Loans(a) – (continued)
Health Care – Pharmaceuticals(b) – (continued)
	Grifols Worldwide Operations USA, Inc. (BB+/Ba2)(1 Week LIBOR + 2.000%)
	4,911,771	2.100	11/15/27	4,804,351
	Sunshine Luxembourg VII S.a r.l. (B-/B2) (3M LIBOR + 4.250%)
	3,193,085	5.250	10/01/26	3,171,627
	Valeant Pharmaceuticals International, Inc. (BB/Ba2) (1M LIBOR + 3.000%)
	2,817,777	3.151	06/02/25	2,758,491

				21,271,224

Health Care – Services – 5.9%
	Air Medical Group Holdings, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
	3,026,658	5.250	03/14/25	2,925,780
	Air Methods Corp. (B/B3)(b) (3M LIBOR + 3.500%)
	1,356,689	4.500	04/22/24	1,183,494
	American Renal Holdings, Inc. (B-/B3)(b) (1M LIBOR + 5.000%)
	3,078,260	5.147	06/21/24	2,962,825
	Athenahealth, Inc. (B/B2)(b) (3M LIBOR + 4.500%)
	4,442,843	4.750	02/11/26	4,365,093
	Change Healthcare Holdings LLC (B+/B1)(b) (3M LIBOR + 2.500%)
	2,810,663	3.500	03/01/24	2,747,873
	Envision Healthcare Corp. (CCC/Caa1)(b) (1M LIBOR + 3.750%)
	7,347,379	3.897	10/10/25	5,283,574
	ExamWorks Group, Inc. (B/B1)(b) (3M LIBOR + 3.250%)
	2,586,564	4.250	07/27/23	2,565,224
	Gentiva Health Services, Inc. (B/B1)(b) (1M LIBOR + 3.250%)
	2,985,000	3.438	07/02/25	2,919,718
	Global Medical Response, Inc. (B/B2)(c)
	1,500,000	0.000	09/24/25	1,464,840
	Jaguar Holding Company II (B+/Ba2)(b) (1M LIBOR + 2.500%)
	2,785,302	3.500	08/18/22	2,772,629
	MPH Acquisition Holdings LLC (B+/B1)(b) (3M LIBOR + 2.750%)
	3,982,295	3.750	06/07/23	3,914,039
	RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	6,470,833	3.897	11/17/25	6,276,708
	Rodenstock GmbH (NR/NR)(c)
EUR	3,200,000	0.000	06/05/26	3,676,802
	Sedgwick Claims Management Services, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
	$6,126,731	3.397	12/31/25	5,900,838
	Sotera Health Holdings LLC (B/B2)(b) (3M LIBOR + 4.500%)
	5,265,030	5.500	12/11/26	5,238,705
	Team Health Holdings, Inc. (B-/Caa1)(b) (1M LIBOR + 2.750%)
	8,218,378	3.750	02/06/24	6,871,468
	U.S. Renal Care, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	4,846,348	5.147	06/26/26	4,714,285
	Verscend Holding Corp. (B+/B3)(b) (1M LIBOR + 4.500%)
	4,570,085	4.647	08/27/25	4,518,671
	Vizient, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.000%)
	1,982,468	2.147	05/06/26	1,935,385

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care – Services – (continued)
WP CityMD Bidco LLC (B-/B2)(b) (3M LIBOR + 4.500%)
$1,439,125	5.500%	08/13/26	$1,428,778

			73,666,729

Healthcare Providers & Services(b) – 0.1%
Conservice Midco LLC (B/B2) (3M LIBOR + 4.250%)
1,125,000	4.470	05/13/27	1,110,938

Home Construction(b) – 0.4%
Builders FirstSource, Inc. (BB+/B1) (1M LIBOR + 3.000%)
2,030,405	4.000	02/29/24	1,992,761
Gyp Holdings III Corp. (BB-/B2) (1M LIBOR + 2.750%)
1,932,073	2.897	06/01/25	1,894,881
MI Windows and Doors LLC (BB-/B2) (3M LIBOR + 5.500%)
1,748,174	6.500	11/06/26	1,748,174

			5,635,816

Insurance(b) – 1.7%
Acrisure LLC (B/B2) (1M LIBOR + 3.500%)
3,482,500	3.647	02/15/27	3,356,259
Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.250%)
3,975,727	3.401	05/09/25	3,899,512
AssuredPartners, Inc. (B/B2) (1M LIBOR + 3.500%)
3,345,863	3.647	02/12/27	3,244,282
HUB International Ltd. (B/B2) (3M LIBOR + 3.000%)
5,166,266	3.264	04/25/25	4,986,428
Sedgwick Claims Management Services, Inc. (B/B2) (1M LIBOR + 4.250%)
548,625	5.250	09/03/26	543,825
USI, Inc. (B/B2) (3M LIBOR + 3.000%)
5,021,422	3.220	05/16/24	4,849,840

			20,880,146

Machinery(b) – 0.3%
Shape Technologies Group, Inc. (CCC+/Caa2) (1M LIBOR + 3.000%)
2,876,720	3.151	04/21/25	2,131,160
Star US Bidco LLC (B-/B3) (1M LIBOR + 4.250%)
1,496,250	5.250	03/17/27	1,418,939

			3,550,099

Media(b) – 0.1%
Meredith Corp. (BB-/Ba3) (1M LIBOR + 2.500%)
1,893,413	2.647	01/31/25	1,821,236

Media – Broadcasting & Radio(b) – 2.1%
Ascend Learning LLC (B/Ba3) (1M LIBOR + 3.000%)
3,419,142	4.000	07/12/24	3,367,855
Cumulus Media New Holdings, Inc. (B/B2) (3M LIBOR + 3.750%)
3,629,917	4.750	03/31/26	3,448,421
Diamond Sports Group LLC (BB-/Ba3) (1M LIBOR + 3.250%)
3,898,967	3.400	08/24/26	3,008,716
Digital Room Holdings, Inc. (B-/B2)(6M LIBOR + 5.000%)
2,992,175	5.269	05/21/26	2,659,295
Metro-Goldwyn-Mayer, Inc. (B-/B3) (1M LIBOR + 4.500%)
1,050,000	5.500	07/03/26	1,014,563

Bank Loans(a) – (continued)
Media – Broadcasting & Radio(b) – (continued)
Metro-Goldwyn-Mayer, Inc. (BB/Ba3) (1M LIBOR + 2.500%)
2,216,080	2.650	07/03/25	2,127,437
Nexstar Broadcasting, Inc. (BB/Ba3)
(1M LIBOR + 2.250%)
2,057,015	2.395	01/17/24	2,003,019
(1M LIBOR + 2.750%)
2,473,610	2.905	09/18/26	2,415,900
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
1,921,564	3.397	05/30/25	1,847,910
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
2,000,000	7.147	05/29/26	1,908,000
The E.W. Scripps Co. (BB-/Ba3) (1M LIBOR + 2.000%)
1,550,347	2.147	10/02/24	1,495,124
WMG Acquisition Corp. (BB/Ba3) (1M LIBOR + 2.125%)
1,136,053	2.272	11/01/23	1,114,752

			26,410,992

Media – Cable – 2.9%
Altice Financing SA (B/B2)(b)
(1M LIBOR + 2.750%)
1,969,466	2.902	07/15/25	1,876,980
(1M LIBOR + 2.750%)
4,039,057	2.895	01/31/26	3,806,811
Altice France SA (B/B2)(b) (1M LIBOR + 3.688%)
3,018,093	3.840	01/31/26	2,901,142
Cogeco Communications, Inc. (BB/B1)(b) (1M LIBOR + 2.000%)
3,263,052	2.147	01/03/25	3,170,251
CSC Holdings LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
3,922,589	2.402	07/17/25	3,788,083
iHeartCommunications, Inc. (B+/B1)(b) (1M LIBOR + 4.000%)
1,770,563	4.750	05/01/26	1,701,210
ION Media Networks, Inc. (BB-/B1)(b) (1M LIBOR + 3.000%)
2,532,119	3.188	12/18/24	2,519,990
Numericable Group SA (B/B2)(b) (1M LIBOR + 2.750%)
4,713,162	2.897	07/31/25	4,489,004
Univision Communications Inc. (B/B2)(b) (1M LIBOR + 3.750%)
1,927,974	4.750	03/13/26	1,873,586
Virgin Media Bristol LLC (BB-/Ba3)(b) (1M LIBOR + 2.500%)
4,858,080	2.652	01/31/28	4,708,305
Windstream Services, LLC (B/B3)(c)
1,325,000	0.000	09/21/27	1,279,181
Ziggo Financing Partnership B.V. (B+/B1)(b) (1M LIBOR + 2.500%)
4,500,000	2.652	04/30/28	4,323,105

			36,437,648

Media – Non Cable – 3.5%
Cambium Learning Group, Inc. (B/B2)(b) (3M LIBOR + 4.500%)
3,184,094	4.720	12/18/25	3,136,333
Clear Channel Outdoor Holdings, Inc. (B/B1)(b) (3M LIBOR + 3.500%)
4,173,212	3.761	08/21/26	3,788,233
Entercom Media Corp. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
2,795,407	2.645	11/18/24	2,624,188
Getty Images, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
5,564,879	4.688	02/19/26	5,175,337

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – Non Cable – (continued)
	Hubbard Radio LLC (B/B2)(b) (3M LIBOR + 4.250%)
	$3,790,378	5.250%	03/28/25	$3,615,073
	iHeartCommunications, Inc. (B+/B1)(b) (1M LIBOR + 3.000%)
	928,010	3.147	05/01/26	878,566
	Lions Gate Capital Holdings LLC (B+/Ba2)(b) (1M LIBOR + 2.250%)
	3,235,465	2.397	03/24/25	3,114,135
	McGraw-Hill Global Education Holdings LLC (B-/Caa1)(b) (3M LIBOR + 4.000%)
	5,886,056	5.000	05/04/22	4,914,857
	Meredith Corp. (BB-/Ba3)(b) (1M LIBOR + 4.250%)
	4,114,688	5.250	01/31/25	4,042,680
	NEP/NCP Holdco, Inc. (B/Caa2)(b) (1M LIBOR + 3.250%)
	4,001,794	3.397	10/20/25	3,430,538
	NEP/NCP Holdco, Inc. (CCC/Ca)(b) (1M LIBOR + 7.000%)
	4,575,000	7.147	10/19/26	3,568,500
	Nielsen Finance LLC (NR/NR)(c)
	723,188	0.000	06/04/25	721,741
	Terrier Media Buyer, Inc. (B+/B1)(b)
	(1M LIBOR + 4.250%)
	4,764,000	4.397	12/17/26	4,639,802
	(1M LIBOR + 4.250%)
	997,500	4.397	12/17/26	968,822

				44,618,805

Metals & Mining(b) – 0.7%
	Anvil International LLC (B-/B3) (1M LIBOR + 5.000%)
	3,960,000	5.150	05/28/26	3,667,950
	Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
	3,869,035	4.906	06/26/26	3,670,747
	U.S. Silica Co. (CCC+/Caa1) (1M LIBOR + 4.000%)
	2,292,465	5.000	05/01/25	1,909,188

				9,247,885

Packaging – 3.8%
	Berlin Packaging LLC (B-/B3)(b) (1M LIBOR + 3.000%)
	4,972,030	3.160	11/07/25	4,813,572
	Berry Global, Inc. (BBB-/Ba2)(b) (1M LIBOR + 2.000%)
	1,989,924	2.156	07/01/26	1,927,998
	BWAY Holding Co. (B/B3)(b) (3M LIBOR + 3.250%)
	7,425,135	3.523	04/03/24	6,956,460
	Canister International Group, Inc. (B/B2)(b) (1M LIBOR + 4.750%)
	2,390,743	4.897	12/21/26	2,384,766
	Charter NEX US, Inc. (B/B2)(b)
	(1M LIBOR + 2.750%)
	2,491,206	3.750	05/16/24	2,426,858
	(1M LIBOR + 3.250%)
	2,244,511	3.397	05/16/24	2,186,064
	Consolidated Container Co. LLC (B+/B2)(b) (1M LIBOR + 2.750%)
	3,969,922	3.750	05/22/24	3,925,261
	Flex Acquisition Co., Inc. (B/B2)(b)
	(3M LIBOR + 3.000%)
	1,127,338	4.000	12/29/23	1,100,563
	(3M LIBOR + 3.250%)
	3,246,110	3.546	06/29/25	3,144,669

Bank Loans(a) – (continued)
Packaging – (continued)
	LABL, Inc. (B/B2)(b)
	(1M EURIBOR + 5.000%)
EUR	3,050,000	5.000	07/01/26	3,504,452
	(1M LIBOR + 4.500%)
	$1,107,847	4.647	07/01/26	1,096,491
	Pro Mach Group, Inc. (B-/B2)(b) (1M LIBOR + 2.750%)
	4,734,901	2.895	03/07/25	4,532,674
	Reynolds Consumer Products, Inc (BB+/Ba1)(b) (1M LIBOR + 1.750%)
	2,863,788	1.897	02/04/27	2,824,411
	Reynolds Group Holdings Inc. (B+/B1)(c)
	2,475,000	0.000	02/03/26	2,427,975
	Reynolds Group Holdings, Inc. (B+/B1)(b) (3M LIBOR + 1.750%)
	2,290,379	5.000	02/05/23	2,259,757
	Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.000%)
	2,526,844	4.000	10/17/24	2,460,514

				47,972,485

Paper(b) – 0.3%
	Altium Packaging LLC (B+/B2) (1M LIBOR + 3.000%)
	740,653	3.147	06/14/26	726,995
	Pregis TopCo Corp. (B/B2) (1M LIBOR + 3.750%)
	3,645,883	3.897	07/31/26	3,589,372

				4,316,367

Pipelines(b) – 2.4%
	BCP Raptor LLC (B-/B3)
	(1M LIBOR + 4.750%)
	4,088,200	4.897	11/03/25	2,848,127
	(3M LIBOR + 4.250%)
	3,331,064	5.250	06/24/24	2,595,465
	Buckeye Partners LP (BBB-/Ba1) (1M LIBOR + 2.750%)
	1,442,750	2.897	11/01/26	1,413,895
	Centurion Pipeline Co. LLC (BB+/B1)
	(1M LIBOR + 3.250%)
	2,850,394	3.397	09/29/25	2,800,512
	(1M LIBOR + 4.250%)
	1,560,000	4.145	09/28/25	1,521,000
	Illuminate Buyer LLC (B+/B1)(1 Week LIBOR + 4.000%)
	2,600,000	4.147	06/16/27	2,575,638
	Lower Cadence Holdings LLC (B-/B2) (1M LIBOR + 4.000%)
	2,221,875	4.147	05/22/26	2,047,458
	Moda Ingleside Energy Center LLC (BB+/Ba3) (1M LIBOR + 3.250%)
	1,601,848	3.397	09/29/25	1,573,816
	NorthRiver Midstream Finance LP (BB+/Ba3) (3M LIBOR + 3.250%)
	3,724,000	3.546	10/01/25	3,593,064
	Prairie ECI Acquiror LP (B-/B2) (1M LIBOR + 4.750%)
	3,079,942	4.897	03/11/26	2,764,248
	Traverse Midstream Partners LLC (B/B3) (1M LIBOR + 4.000%)
	3,196,369	5.000	09/27/24	2,928,673
	Waterbridge Midstream Operating LLC (B-/B3)(6M LIBOR + 5.750%)
	4,151,533	6.750	06/22/26	3,442,824

				30,104,720

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Real Estate Investment Trust(b) – 0.8%
Brookfield Property REIT, Inc. (BB+/B1) (1M LIBOR + 2.500%)
$4,848,303	2.647%		08/27/25	$3,916,750
Forest City Enterprises LP (B+/B2) (1M LIBOR + 3.500%)
2,835,570	3.647		12/08/25	2,766,467
Realogy Group LLC (BB-/Ba3) (1M LIBOR + 2.250%)
3,018,957	3.000		02/08/25	2,890,651

				9,573,868

Restaurants(b) – 0.5%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
4,849,377	1.897		11/19/26	4,641,242
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 4.500%)
1,700,000	4.647		07/21/25	1,642,863

				6,284,105

Retailers – 2.1%
Academy Ltd. (B-/B3)(b) (1M LIBOR + 4.000%)
3,493,832	5.000		07/01/22	3,408,233
Bass Pro Group LLC (B/B1)(b) (3M LIBOR + 5.000%)
4,997,779	5.750		09/25/24	4,944,702
Dealer Tire LLC (B-/B1)(b) (1M LIBOR + 4.250%)
3,348,344	4.399		12/12/25	3,264,635
EG America LLC (B-/B2)(b) (3M LIBOR + 4.000%)
3,991,097	4.220		02/07/25	3,904,411
Neiman Marcus Group Ltd. LLC (NR/WR)
2,832,737	0.000		10/25/23	453,238
OEConnection LLC (B-/B2)
(1M LIBOR + 4.000%)
2,946,350	4.147	(b)	09/25/26	2,902,155
(3M LIBOR + 4.000%)
89,691	4.047	(d)	09/25/26	89,155
Shutterfly, Inc. (B-/B2)(b) (3M LIBOR + 6.000%)
2,308,065	7.000		09/25/26	2,088,083
Staples, Inc. (B/B1)(b) (3M LIBOR + 5.000%)
5,377,343	5.251		04/16/26	4,989,152

				26,043,764

Services Cyclical – Business Services – 0.9%
EVO Payments International LLC (B/B2)(b) (1M LIBOR + 3.250%)
2,514,217	3.400		12/22/23	2,479,647
Shift4 Payments LLC (B/B2)(b) (3M LIBOR + 4.500%)
3,203,472	5.500		11/29/24	3,182,105
Travelport Finance (Luxembourg) S.a.r.l. (NR/NR)(c)
(3M LIBOR + 5.000%)
3,435,457	0.000		09/23/27	2,119,677
(3M LIBOR + 7.000%)
3,146,680	0.000		02/28/25	3,018,862

				10,800,291

Services Cyclical – Consumer Services – 1.7%
Asurion LLC (B/B3)(b) (1M LIBOR + 6.500%)
1,769,818	6.647		08/04/25	1,770,190
Asurion LLC (B+/Ba3)(b) (1M LIBOR + 3.000%)
6,098,628	3.147		11/03/23	6,002,087

Bank Loans(a) – (continued)
Services Cyclical – Consumer Services – (continued)
KUEHG Corp. (CCC+/B3)(b) (3M LIBOR + 3.750%)
3,694,655	4.750		02/21/25	3,370,228
Red Ventures, LLC (B+/B1)(c)
1,200,000	0.000		11/08/24	1,149,000
USIC Holdings, Inc. (B-/B2)(b) (1M LIBOR + 3.250%)
2,757,390	4.250		12/08/23	2,711,424
USS Ultimate Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
2,492,284	4.750		08/25/24	2,454,900
Weight Watchers International, Inc. (BB/Ba2)(b) (1M LIBOR + 4.750%)
3,355,988	5.500		11/29/24	3,340,046

				20,797,875

Technology – Hardware – 0.7%
Allegro Microsystems, Inc. (NR/NR)(c)
1,950,000	0.000		09/24/27	1,935,375
CommScope, Inc. (B+/Ba3)(b) (1M LIBOR + 3.250%)
3,232,798	3.397		04/06/26	3,144,478
ON Semiconductor Corp. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
2,648,250	2.147		09/19/26	2,603,574
Xperi Corp. (BB-/Ba3)(b) (1M LIBOR + 4.000%)
1,086,250	4.147		06/01/25	1,056,834

				8,740,261

Technology – Software(b) – 2.3%
Avast Software B.V. (BB/Ba2) (3M LIBOR + 2.250%)
514,673	3.250		09/29/23	510,494
Camelot U.S. Acquisition 1 Co. (B/B2) (1M LIBOR + 3.000%)
2,537,218	3.147		10/30/26	2,485,687
Castle US Holding Corp. (B-/B2) (3M LIBOR + 3.750%)
4,879,583	3.970		01/29/27	4,680,057
Cornerstone OnDemand, Inc. (B/B1) (1M LIBOR + 4.250%)
2,175,000	4.406		04/22/27	2,169,106
Dynatrace LLC (BB-/B1) (1M LIBOR + 2.250%)
2,544,567	2.397		08/22/25	2,497,645
Go Daddy Operating Co.LLC (BB/Ba1) (1M LIBOR + 2.500%)
2,369,063	2.647		08/10/27	2,331,063
Informatica LLC (B-/B1) (1M LIBOR + 3.250%)
2,417,850	3.397		02/25/27	2,361,562
The Ultimate Software Group, Inc. (B/B1) (3M LIBOR + 4.000%)
600,000	4.750		05/04/26	597,828
The Ultimate Software Group, Inc. (CCC/Caa1) (3M LIBOR + 6.750%)
50,000	7.500		05/03/27	50,834
Tibco Software, Inc. (B+/B2) (1M LIBOR + 3.750%)
3,209,448	3.900		06/30/26	3,125,200
Uber Technologies (B/B1)
(1M LIBOR + 3.500%)
1,717,348	3.647		07/13/23	1,686,041
(1M LIBOR + 4.000%)
1,641,603	5.000		04/04/25	1,626,648
VS Buyer LLC (B-/B1) (1M LIBOR + 3.250%)
2,437,750	3.397		02/28/27	2,391,018
Zelis Healthcare Corp. (B/B2) (1M LIBOR + 4.750%)
2,686,466	4.897		09/30/26	2,663,927

				29,177,110

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – 12.4%
Almonde, Inc. (CCC+/B2)(b) (6M LIBOR + 3.500%)
$2,380,244	4.500%		06/13/24	$2,220,173
Almonde, Inc. (CCC-/Caa2)(b)(6M LIBOR + 7.250%)
1,625,000	8.250		06/13/25	1,521,812
AppLovin Corp. (B+/B1)(b)
(1M LIBOR + 3.500%)
3,690,463	3.647		08/15/25	3,634,183
(1M LIBOR + 4.000%)
865,650	4.147		08/15/25	850,501
Aston Finance Co. S.a.r.l. (B-/B2)(b) (1M LIBOR + 4.250%)
621,750	4.401		10/09/26	608,538
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
3,774,172	4.397		10/02/25	3,654,946
Bracket Intermediate Holding Corp. (B-/B2)(b) (3M LIBOR + 4.250%)
3,015,368	4.552		09/05/25	2,939,984
Camelot U.S. Acquisition 1 Co. (B/B2)(c)
675,000	0.000		10/30/26	671,341
Cardtronics USA, Inc. (BB+/Ba2)(b) (1M LIBOR + 4.000%)
847,875	5.000		06/29/27	843,636
Ceridian HCM Holding, Inc. (B+/B2)(b)(1 Week LIBOR + 2.500%)
3,892,366	2.600		04/30/25	3,767,071
ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
2,385,724	5.147		01/04/26	2,173,991
Datto, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
5,172,619	4.397		04/02/26	5,159,687
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
3,208,875	4.147		10/16/26	3,163,758
Electronics for Imaging, Inc. (CCC+/B3)(b) (1M LIBOR + 5.000%)
1,860,938	5.147		07/23/26	1,500,381
Emerald TopCo, Inc. (B/B2)(b) (3M LIBOR + 3.500%)
3,485,148	3.761		07/24/26	3,347,938
Epicor Software Corp. (B-/B2)(b) (1M LIBOR + 4.250%)
2,450,000	5.250		07/30/27	2,444,218
Epicor Software Corp. (CCC/Caa2)(b) (1M LIBOR + 7.750%)
200,000	8.750		07/31/28	205,000
Eta Australia Holdings III Pty Ltd. (B-/B3)(b) (1M LIBOR + 4.000%)
5,085,625	4.147		05/06/26	4,913,985
Genuine Financial Holdings LLC (B-/B3)(b) (1M LIBOR + 3.750%)
4,127,493	3.897		07/11/25	3,753,088
Genuine Financial Holdings LLC (CCC/Caa3)(b) (1M LIBOR + 7.250%)
4,300,000	7.397		07/10/26	3,319,600
Hudson River Trading LLC (BB-/Ba2)(b) (1M LIBOR + 3.000%)
3,391,457	3.145		02/18/27	3,306,671
Huskies Parent, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
2,878,250	4.147		07/31/26	2,860,261
Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.250%)
2,539,042	4.000		07/01/24	2,525,814
Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.000%)
1,950,000	7.750		07/07/25	1,936,194

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
Ion Trading Technologies S.a.r.l. (B/B3)(b) (3M LIBOR + 4.000%)
4,279,810	5.000		11/21/24	4,192,417
MA FinanceCo. LLC (BB-/B1)(b) (1M LIBOR + 2.500%)
411,089	2.647		06/21/24	389,507
Marcel LUX IV S.a.r.l. (B/B2)(b) (1M LIBOR + 3.250%)
6,079,927	3.395		03/15/26	5,920,329
McAfee LLC (B/B2)(b) (1M LIBOR + 3.750%)
1,928,607	3.896		09/30/24	1,912,271
McAfee LLC (B-/Caa1)(b) (1M LIBOR + 8.500%)
1,875,000	9.500		09/29/25	1,884,375
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.500%)
4,865,059	3.647		09/13/24	4,725,189
Mitchell International, Inc. (NR/NR)(c)
1,100,000	0.000		12/01/25	1,040,050
Mitchell International, Inc. (B-/B2)(b)
1,750,000	4.750		11/29/24	1,713,915
(1M LIBOR + 3.250%)
2,906,541	3.397		11/29/24	2,772,434
Omnitracs, Inc. (NR/NR)(c)
1,600,000	0.000		09/23/28	1,574,000
Omnitracs, Inc. (B-/B2)
1,100,000	0.000	(c)	03/23/25	1,091,068
(3M LIBOR + 2.750%)
4,163,138	2.975	(b)	03/21/25	4,009,102
Pitney Bowes Inc. (BBB-/Ba1)(b) (1M LIBOR + 5.500%)
2,047,500	5.650		01/07/25	1,987,099
Presidio, Inc. (B/B1)(b) (3M LIBOR + 3.500%)
1,995,000	3.770		01/22/27	1,966,332
Project Boost Purchaser LLC (B-/B2)(b) (1M LIBOR + 3.500%)
5,148,000	3.647		06/01/26	4,989,287
QBS Parent, Inc. (B/B3)(b) (3M LIBOR + 4.250%)
4,814,250	4.470		09/22/25	4,312,750
Quest Software US Holdings Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
2,536,278	4.511		05/16/25	2,479,212
Refinitiv US Holdings Inc. (B/B2)(b) (1M LIBOR + 3.250%)
5,717,489	3.397		10/01/25	5,655,226
Rocket Software, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
1,952,267	4.397		11/28/25	1,910,547
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.500%)
2,776,186	2.647		06/21/24	2,630,436
Severin Acquisition LLC (B-/B2)(b) (1M LIBOR + 3.250%)
5,047,367	3.406		08/01/25	4,889,636
Sirius Computer Solutions, Inc. (B/Ba3)(b) (1M LIBOR + 3.500%)
2,719,072	3.647		07/01/26	2,653,352
Syncsort, Inc. (B-/B2)(b) (3M LIBOR + 6.000%)
5,235,438	7.000		08/16/24	5,150,362
The Dun & Bradstreet Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
4,424,570	3.895		02/06/26	4,373,688
The Ultimate Software Group, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
4,900,500	3.897		05/04/26	4,852,867
TriTech Software Systems (CCC+/Caa1)(b) (1M LIBOR + 3.750%)
8,448,583	3.897		08/29/25	7,556,243

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
TTM Technologies, Inc. (BB+/Ba3)(b) (1M LIBOR + 2.500%)
$1,456,321	2.655%	09/28/24	$1,427,195
Ultra Clean Holdings, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
2,890,983	4.647	08/27/25	2,876,528
Upland Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,380,750	3.897	08/06/26	4,304,087

			156,562,275

Telecommunication Services(b) – 3.9%
Buzz Merger Sub Ltd. (B+/B1) (1M LIBOR + 2.750%)
2,611,875	2.897	01/29/27	2,553,108
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.250%)
6,425,997	2.397	03/15/27	6,163,238
Connect Finco S.a.r.l. (B+/B1) (1M LIBOR + 4.500%)
4,339,125	5.500	12/11/26	4,200,837
Hoya Midco LLC (B-/B3)(6M LIBOR + 3.500%)
7,397,872	4.500	06/30/24	6,325,181
Imperva, Inc. (B-/B2) (3M LIBOR + 4.000%)
5,344,671	5.000	01/12/26	5,245,420
Intelsat Jackson Holdings Ltd. (NR/WR) (1M LIBOR + 8.625%)
3,375,000	8.625	01/02/24	3,404,531
Intelsat Jackson Holdings SA (NR/NR) (3M LIBOR + 5.500%)
320,721	6.500	07/13/22	325,798
LogMeIn, Inc. (B-/B1) (3M LIBOR + 4.750%)
2,425,000	4.906	08/31/27	2,339,373
MH Sub I LLC (B/B2) (1M LIBOR + 3.750%)
698,250	4.750	09/13/24	688,866
MLN US Holding Co. LLC (B-/B3) (1M LIBOR + 4.500%)
3,330,996	4.656	11/30/25	2,836,443
Project Alpha Intermediate Holding, Inc. (B/B3) (3M LIBOR + 3.500%)
5,106,137	4.500	04/26/24	5,004,015
Rackspace Hosting, Inc. (B+/B1) (3M LIBOR + 3.000%)
1,741,003	4.000	11/03/23	1,705,974
Web.com Group, Inc. (B+/B2) (1M LIBOR + 3.750%)
5,425,000	3.901	10/10/25	5,231,056
Zayo Group Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
3,256,443	3.147	03/09/27	3,155,851

			49,179,691

Textiles – 0.4%
Kontoor Brands, Inc. (B+/Ba2)(b) (1M LIBOR + 4.250%)
1,709,667	4.395	05/15/26	1,692,570
Renfro Corp. (NR/NR)(c) (d)
1,413,987	0.000	02/12/21	1,315,008
Renfro Corp. (CC/Caa3)(b) (d) (3M LIBOR + 5.500%)
6,189,104	6.750	03/31/21	2,073,350

			5,080,928

Transportation Services(b) – 0.5%
Hornblower Sub LLC (CCC-/Caa2) (3M LIBOR + 4.500%)
2,357,781	5.500	04/27/25	1,964,032
XPO Logistics, Inc. (BBB-/Baa3) (1M LIBOR + 2.500%)
3,975,000	2.650	02/24/25	3,925,869

			5,889,901

Bank Loans(a) – (continued)
Utilities – Electric(b) – 0.9%
Calpine Corp. (BB+/Ba2)
(1M LIBOR + 2.000%)
1,237,500	2.147	08/12/26	1,200,239
(1M LIBOR + 2.250%)
1,304,257	2.400	01/15/24	1,267,464
LMBE-MC Holdco II LLC (BB-/Ba3)(d) (3M LIBOR + 4.000%)
5,177,028	5.000	12/03/25	5,138,200
Lonestar II Generation Holdings LLC (B+/Ba3)
(1M LIBOR + 5.000%)
3,731,431	5.147	04/20/26	3,660,361

			11,266,213

Wireless Telecommunications – 0.8%
Digicel International Finance Ltd. (NR/Caa1)(b)(6M LIBOR + 3.250%)
3,731,178	3.800	05/28/24	3,267,131
Telesat Canada (BB-/Ba3)(b) (1M LIBOR + 2.750%)
2,007,449	2.900	12/07/26	1,935,523
UPC Broadband Holding B.V. (NR/NR)(c)
2,225,000	0.000	01/31/29	2,156,025
UPC Broadband Holding B.V. (BB-/B1)(c)
2,225,000	0.000	01/31/29	2,156,025

			9,514,704

Wirelines Telecommunications(b) – 1.1%
Consolidated Communications, Inc. (B+/WR) (1M LIBOR + 3.000%)
1,944,807	4.000	10/04/23	1,920,983
GTT Communications, Inc. (CCC+/B3) (3M LIBOR + 2.750%)
2,810,310	2.970	05/31/25	2,409,616
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
3,823,623	1.897	03/01/27	3,700,540
Zacapa LLC (B-/B2)(6M LIBOR + 4.500%)
6,427,496	4.769	07/02/25	6,367,271

			14,398,410

TOTAL BANK LOANS
(Cost $1,174,575,070)			$1,119,046,635

Corporate Obligations – 6.1%
Aerospace & Defense(e) – 0.1%
Howmet Aerospace, Inc. (BB+/Ba3)
$531,000	6.875%	05/01/25	$586,681
TransDigm, Inc. (B+/Ba3)(f)
319,000	8.000	12/15/25	346,115
Triumph Group, Inc. (B-/B2)(f)
544,000	8.875	06/01/24	578,000

			1,510,796

Airlines(e) – 0.3%
Delta Air Lines, Inc. (BB-/Baa3)
2,079,000	7.375	01/15/26	2,177,752

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(e) – (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(f)
$1,585,000	6.500%		06/20/27	$1,648,400

				3,826,152

Automotive(e) – 0.6%
Dana, Inc. (BB-/B2)
945,000	5.625		06/15/28	976,894
Ford Motor Co. (BB+/Ba2)
2,019,000	9.000		04/22/25	2,313,172
Ford Motor Credit Co. LLC (BB+/Ba2)
2,650,000	4.140		02/15/23	2,664,628
650,000	4.687		06/09/25	657,843
Navistar International Corp. (B+/B2)(f)
705,000	9.500		05/01/25	791,362
The Goodyear Tire & Rubber Co. (B+/B2)
710,000	5.125		11/15/23	708,225

				8,112,124

Building Materials(e)(f) – 0.1%
JELD-WEN, Inc. (BB+/Ba2)
1,770,000	6.250		05/15/25	1,882,838

Capital Goods(e)(f) – 0.1%
Vertical US New Co., Inc. (B/B1)
700,000	5.250		07/15/27	727,125

Chemicals(e)(f) – 0.2%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
553,000	9.000		07/01/28	593,093
Tronox, Inc. (B+/Ba3)
2,000,000	6.500		05/01/25	2,080,000

				2,673,093

Commercial Services(e)(f) – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
1,140,000	3.375		08/31/27	1,092,975

Computers(e)(f) – 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (B/B1)
1,540,000	5.750		06/01/25	1,605,450

Electrical(e) – 0.3%
PG&E Corp. (BB-/B1)
3,715,000	5.000		07/01/28	3,603,550

Electrical Components & Equipment(e)(f) – 0.4%
Energizer Holdings, Inc. (B+/B2)
375,000	6.375		07/15/26	401,250
1,850,000	4.750		06/15/28	1,914,750
Wesco Distribution, Inc. (BB-/B2)
2,108,000	7.125		06/15/25	2,295,085

				4,611,085

Entertainment(e)(f) – 0.1%
Caesars Entertainment, Inc. (B/B1)
1,785,000	6.250		07/01/25	1,860,863

Corporate Obligations – (continued)
Food(e)(f) – 0.1%
US Foods, Inc. (B+/Caa1)
1,300,000	5.875		06/15/24	1,300,000

Food & Drug Retailing(e)(f) – 0.1%
US Foods, Inc. (BB-/B3)
1,019,000	6.250		04/15/25	1,078,866

Food Service(e)(f) – 0.0%
Aramark Services, Inc. (B+/B1)
400,000	6.375		05/01/25	416,000

Healthcare Providers & Services(e)(f) – 0.3%
DaVita, Inc. (B+/Ba3)
1,420,000	3.750		02/15/31	1,368,525
Tenet Healthcare Corp. (BB-/B1)
1,900,000	7.500		04/01/25	2,052,000

				3,420,525

Internet(e)(f) – 0.8%
ANGI Group LLC (BB-/Ba3)
1,055,000	3.875		08/15/28	1,044,450
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875		09/15/27	2,469,000
Match Group Holdings II LLC (BB/Ba3)
1,797,000	4.625		06/01/28	1,846,418
Uber Technologies, Inc. (CCC+/B3)
1,780,000	7.500		05/15/25	1,886,800
2,175,000	6.250		01/15/28	2,234,812

				9,481,480

Leisure Time(e)(f) – 0.0%
Sabre GLBL, Inc. (B/Ba3)
416,000	9.250		04/15/25	457,600

Lodging – 0.4%
Hilton Domestic Operating Co., Inc. (BB/Ba2)(e)
2,000,000	4.250		09/01/24	2,002,500
225,000	5.375	(f)	05/01/25	232,875
526,000	5.750	(f)	05/01/28	554,273
MGM Resorts International (BB-/Ba3)
1,875,000	7.750		03/15/22	1,973,437

				4,763,085

Machinery-Diversified(e)(f) – 0.1%
Clark Equipment Co. (BB+/Ba3)
899,000	5.875		06/01/25	931,589

Media(e) – 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)(f)
4,850,000	5.375		08/15/26	3,431,375
iHeartCommunications, Inc. (B+/B1)
1,393,436	6.375		05/01/26	1,449,173
iHeartCommunications, Inc. (CCC+/Caa1)
1	8.375		05/01/27	1
Nexstar Broadcasting, Inc. (B/B3)(f)
1,894,000	4.750		11/01/28	1,931,880
Radiate Holdco LLC/Radiate Finance, Inc. (B/B1)(f)
797,000	4.500		09/15/26	799,989

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(e) – (continued)
Univision Communications, Inc. (B/B2)(f)
$1,500,000	6.625%	06/01/27	$1,462,500

			9,074,918

Oil Field Services(e) – 0.3%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)
3,700,000	8.125	05/01/25	3,219,000
Noble Holding International Ltd. (NR/WR)(g)
1,008,000	7.750	01/15/24	15,120

			3,234,120

Pharmaceuticals(e)(f) – 0.2%
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)
2,017,000	7.875	09/01/25	2,160,711

Pipeline(e)(f) – 0.3%
Cheniere Energy, Inc. (BB/Ba3)
3,240,000	4.625	10/15/28	3,325,050

Real Estate Investment Trust(e) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)(f)
717,000	7.625	06/15/25	747,473
Service Properties Trust (BB/Baa3)
455,000	7.500	09/15/25	483,937

			1,231,410

Retailing(e)(f) – 0.3%
PetSmart, Inc. (CCC+/Caa2)
1,875,000	8.875	06/01/25	1,935,937
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
855,000	6.375	09/30/26	867,825
Staples, Inc. (B/B1)
1,375,000	7.500	04/15/26	1,271,875

			4,075,637

TOTAL CORPORATE OBLIGATIONS
(Cost $75,925,971)			$76,457,042

Asset-Backed Securities(b)(f) – 0.7%
Collateralized Loan Obligations – 0.7%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	4.073%	04/17/33	$4,844,427
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	3.771	01/16/33	1,838,117
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	3.753	02/20/30	3,021,684

TOTAL ASSET-BACKED SECURITIES
(Cost $10,715,997)			$9,704,228

Shares	Description	Value

Common Stocks – 0.1%
Media – 0.1%
162,749	Bright Pattern Holding Co.	$204,250
579,399	Clear Channel Outdoor Holdings, Inc.(g)	579,399

TOTAL COMMON STOCKS
(Cost $3,684,244)		$783,649

Units	Expiration Date	Value

Warrant(g) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749		$40,687
True Religion Warrant (NR/NR)
2,145	10/27/22	—
True Religion Warrant 2 (NR/NR)
8,103	10/27/22	—

TOTAL WARRANT
(Cost $–)		$40,687

Shares	Description	Value

Exchange Traded Funds – 1.8%
273,342	Eaton Vance Floating-Rate Income Trust (NR/NR)	$3,247,303
281,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)	3,268,274
289,000	Invesco Senior Loan ETF (NR/NR)	6,282,860
349,789	Nuveen Floating Rate Income Fund (NR/NR)	2,906,747
348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	2,860,127
86,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	3,845,920

TOTAL EXCHANGE TRADED FUNDS
(Cost $23,886,539)		$22,411,231

Shares	Dividend Rate	Value

Investment Company(h) – 0.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,459,700	0.027%	$11,459,700
(Cost $11,459,700)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,300,247,521)		$1,239,903,172

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(h) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,001,150	0.027%	$10,001,150
(Cost $10,001,150)

TOTAL INVESTMENTS – 99.3%
(Cost $1,310,248,671)		$1,249,904,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		8,970,545

NET ASSETS – 100.0%		$1,258,874,867

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated fund.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA (NR/NR), due 07/13/22	$320,721	$325,798	$5,077
OEConnection LLC (NR/NR), due 09/25/26(a)	191,694	188,010	(2,863)

TOTAL	$512,415	$513,808	$2,214

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	EUR	1,425,375	USD	1,663,398	11/09/20	$9,163
	USD	30,425,523	EUR	25,846,219	11/09/20	97,087

TOTAL						$106,250

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Ultra Long U.S. Treasury Bonds	(1)	12/21/20	$(221,812)	$248
Ultra 10 Year U.S. Treasury Notes	(17)	12/21/20	(2,718,672)	299
2 Year U.S. Treasury Notes	(129)	12/31/20	(28,503,961)	(16,736)
5 Year U.S. Treasury Notes	(138)	12/31/20	(17,392,313)	(28,268)
10 Year U.S. Treasury Notes	(64)	12/21/20	(8,930,000)	(17,611)
20 Year U.S. Treasury Bonds	(2)	12/21/20	(352,562)	243

TOTAL FUTURES CONTRACTS				$(61,825)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:

CDX.NA.HY Index 35	5.000%	4.072	12/20/25	$12,200	$529,345	$480,554	$48,791

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.HY Index 35—CDX North America High Yield Index 35
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.0%
Aerospace & Defense – 1.9%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$1,056,592
125,000	4.700	(a)	05/15/46	169,563
Northrop Grumman Corp.
1,175,000	4.750		06/01/43	1,526,548
380,000	4.030	(a)	10/15/47	463,418
Raytheon Technologies Corp.
2,550,000	4.125	(a)	11/16/28	3,016,956
370,000	5.700		04/15/40	520,253
550,000	4.050	(a)	05/04/47	660,308
125,000	4.625	(a)	11/16/48	162,976
The Boeing Co.(a)
1,000,000	1.875		06/15/23	997,210
800,000	3.450		11/01/28	801,088
500,000	3.550		03/01/38	453,135
400,000	3.625		03/01/48	351,648
1,850,000	5.805		05/01/50	2,231,544

				12,411,239

Agriculture – 1.4%
Altria Group, Inc.(a)
1,325,000	3.800		02/14/24	1,446,078
675,000	2.350		05/06/25	713,056
1,100,000	4.400		02/14/26	1,267,211
Archer-Daniels-Midland Co.(a)
350,000	3.250		03/27/30	399,777
BAT Capital Corp.(a)
620,000	3.222		08/15/24	662,489
675,000	2.789		09/06/24	712,847
200,000	3.557		08/15/27	216,050
1,875,000	2.259		03/25/28	1,881,600
175,000	5.282		04/02/50	205,573
Cargill, Inc.(a)(b)
600,000	3.875		05/23/49	721,824
Reynolds American, Inc.
700,000	4.850		09/15/23	780,038

				9,006,543

Automotive – 1.4%
Ford Motor Credit Co. LLC
1,475,000	5.875		08/02/21	1,502,622
General Motors Co.
2,425,000	5.400		10/02/23	2,672,593
625,000	6.600	(a)	04/01/36	756,856
125,000	5.950	(a)	04/01/49	146,328
General Motors Financial Co., Inc.(a)
1,425,000	5.650		01/17/29	1,663,018
Nissan Motor Co. Ltd.(a)(b)
2,775,000	3.522		09/17/25	2,801,168

				9,542,585

Banks – 22.2%
AIB Group PLC(b)
1,975,000	4.750		10/12/23	2,140,920
Banco Santander SA
1,000,000	2.746		05/28/25	1,049,230
1,000,000	4.250		04/11/27	1,129,120

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA – (continued)
1,000,000	3.306		06/27/29	1,088,350
Bank of America Corp.
1,023,000	4.000		04/01/24	1,133,269
4,850,000	4.200		08/26/24	5,398,147
7,075,000	3.950		04/21/25	7,858,344
(3M USD LIBOR + 0.990%)
275,000	2.496	(a)(c)	02/13/31	287,485
(3M USD LIBOR + 1.040%)
5,363,000	3.419	(a)(c)	12/20/28	5,972,290
(3M USD LIBOR + 1.070%)
2,300,000	3.970	(a)(c)	03/05/29	2,638,261
(3M USD LIBOR + 1.210%)
400,000	3.974	(a)(c)	02/07/30	463,616
(3M USD LIBOR + 1.310%)
1,125,000	4.271	(a)(c)	07/23/29	1,319,794
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
2,425,000	4.610		02/15/23	2,538,126
BNP Paribas SA(b)
6,800,000	3.500		03/01/23	7,221,464
775,000	3.375		01/09/25	839,689
(5 year USD Swap + 4.149%)
550,000	6.625	(a)(c)	12/31/99	582,346
BPCE SA(b)
2,775,000	5.700		10/22/23	3,110,442
1,350,000	4.625		09/12/28	1,604,286
CIT Bank NA(a)(c) (SOFR + 1.715%)
650,000	2.969		09/27/25	644,430
CIT Group, Inc.(a)
1,250,000	4.750		02/16/24	1,287,500
Citigroup, Inc.
5,400,000	3.875		03/26/25	5,961,762
575,000	3.400		05/01/26	639,435
800,000	4.450		09/29/27	926,504
1,900,000	4.125		07/25/28	2,181,409
1,200,000	4.750		05/18/46	1,503,792
(SOFR + 1.422%)
1,050,000	2.976	(a)(c)	11/05/30	1,132,247
(SOFR + 3.914%)
575,000	4.412	(a)(c)	03/31/31	688,867
Credit Agricole SA(a)(b)(c)
(5 year USD Swap + 4.319%)
1,400,000	6.875		12/31/99	1,507,674
(SOFR + 1.676%)
700,000	1.907		06/16/26	713,531
Credit Agricole SA, Class B
2,350,000	4.375		03/17/25	2,599,382
Credit Suisse AG
1,800,000	6.500	(b)	08/08/23	2,041,290
425,000	2.950		04/09/25	463,322
Credit Suisse Group AG(a)(b)
2,920,000	4.282		01/09/28	3,313,207
(SOFR + 3.730%)
1,625,000	4.194	(c)	04/01/31	1,876,712
Credit Suisse Group Funding Guernsey Ltd.
884,000	4.550		04/17/26	1,030,054
Deutsche Bank AG(a)(c) (SOFR + 2.159%)
800,000	2.222		09/18/24	805,192

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Horizon National Corp.(a)
$825,000	3.550%		05/26/23	$866,828
1,475,000	4.000		05/26/25	1,603,723
HSBC Bank USA NA
300,000	7.000		01/15/39	442,947
HSBC Holdings PLC
350,000	4.950		03/31/30	421,771
(3M USD LIBOR + 1.000%)
725,000	1.270	(a)(c)	05/18/24	724,087
(3M USD LIBOR + 1.211%)
1,775,000	3.803	(a)(c)	03/11/25	1,910,308
(SOFR + 1.538%)
1,425,000	1.645	(a)(c)	04/18/26	1,419,229
ING Groep NV(a)(b) c) (1 Year CMT + 1.100%)
1,400,000	1.400		07/01/26	1,414,280
JPMorgan Chase & Co.
3,950,000	3.875		09/10/24	4,374,072
2,353,000	3.625	(a)	12/01/27	2,625,101
(3M USD LIBOR + 1.000%)
1,125,000	4.023	(a)(c)	12/05/24	1,236,465
(3M USD LIBOR + 1.245%)
1,300,000	3.960	(a)(c)	01/29/27	1,481,207
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	705,996
(3M USD LIBOR + 3.800%)
2,375,000	4.051	(a)(c)	12/29/49	2,345,051
(SOFR + 2.515%)
525,000	2.956	(a)(c)	05/13/31	562,044
(SOFR + 3.125%)
2,225,000	4.600	(a)(c)	12/31/99	2,161,943
(SOFR + 3.790%)
275,000	4.493	(a)(c)	03/24/31	335,365
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
700,000	3.763		11/28/28	760,816
Mitsubishi UFJ Financial Group, Inc.
1,275,000	3.751		07/18/39	1,467,984
Morgan Stanley, Inc.
1,300,000	4.875		11/01/22	1,407,497
1,625,000	4.100		05/22/23	1,756,917
5,900,000	3.950		04/23/27	6,669,242
500,000	4.300		01/27/45	632,570
(3M USD LIBOR + 1.455%)
770,000	3.971	(a)(c)	07/22/38	910,633
(3M USD LIBOR + 1.628%)
3,550,000	4.431	(a)(c)	01/23/30	4,235,540
(SOFR + 1.152%)
1,075,000	2.720	(a)(c)	07/22/25	1,142,220
(SOFR + 3.120%)
925,000	3.622	(a)(c)	04/01/31	1,060,707
Natwest Group PLC
700,000	6.100		06/10/23	769,903
2,001,000	3.875		09/12/23	2,148,754
(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,043,824
(5 Year CMT + 2.100%)
925,000	3.754	(a)(c)	11/01/29	955,063

Corporate Obligations – (continued)
Banks – (continued)
Natwest Group PLC(a)(c)
(3M USD LIBOR + 1.550%)
1,475,000	4.519		06/25/24	1,590,522
(3M USD LIBOR + 1.762%)
700,000	4.269		03/22/25	760,753
Santander Holdings USA, Inc.(a)
1,275,000	4.500		07/17/25	1,413,937
Santander UK PLC
1,475,000	2.875		06/18/24	1,574,002
State Street Corp.(a)(b)(c) (SOFR + 2.650%)
75,000	3.152		03/30/31	85,337
Sumitomo Mitsui Financial Group, Inc.
1,075,000	2.784		07/12/22	1,116,302
Truist Bank(a)
1,100,000	2.250		03/11/30	1,133,792
Wells Fargo & Co.
3,025,000	4.100		06/03/26	3,405,666
3,650,000	4.300		07/22/27	4,177,644
850,000	3.900		05/01/45	989,961
(3M USD LIBOR + 1.170%)
2,625,000	3.196	(a)(c)	06/17/27	2,853,296
(SOFR + 2.000%)
1,175,000	2.188	(a)(c)	04/30/26	1,223,422
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,078,426
Westpac Banking Corp.(a)(c)
(5 Year CMT + 2.000%)
325,000	4.110		07/24/34	365,706
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	705,081

				147,757,423

Beverages – 4.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,550,000	4.700		02/01/36	3,072,546
4,600,000	4.900		02/01/46	5,636,012
Anheuser-Busch InBev Worldwide, Inc.
2,625,000	4.750	(a)	01/23/29	3,192,971
175,000	5.450	(a)	01/23/39	225,988
325,000	4.950		01/15/42	399,883
250,000	4.600	(a)	04/15/48	300,402
2,725,000	5.550	(a)	01/23/49	3,664,771
75,000	4.600	(a)	06/01/60	90,278
Bacardi Ltd.(a)(b)
1,075,000	4.500		01/15/21	1,076,903
1,000,000	5.300		05/15/48	1,266,240
Constellation Brands, Inc.(a)
3,800,000	4.400		11/15/25	4,421,224
1,475,000	3.700		12/06/26	1,685,246
600,000	4.500		05/09/47	724,842
Keurig Dr Pepper, Inc.(a)
4,425,000	4.597		05/25/28	5,321,151
500,000	4.500		11/15/45	618,470
175,000	5.085		05/25/48	234,600
200,000	3.800		05/01/50	229,104

				32,160,631

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – 0.3%
Amgen, Inc.
$800,000	4.400%		05/01/45	$989,664
Royalty Pharma PLC(b)
550,000	1.200		09/02/25	548,295
475,000	1.750		09/02/27	475,294

				2,013,253

Building Materials(a)(b) – 1.2%
Carrier Global Corp.
2,975,000	2.493		02/15/27	3,114,944
4,775,000	2.722		02/15/30	4,986,389

				8,101,333

Chemicals – 2.1%
Bluestar Finance Holdings Ltd.(a)(c) (-1x3 Year CMT + 6.651%)
200,000	3.875		12/31/99	202,000
Celanese US Holdings LLC(a)
600,000	3.500		05/08/24	645,666
CNAC HK Finbridge Co. Ltd.
200,000	3.000		09/22/30	197,112
DuPont de Nemours, Inc.(a)
1,175,000	4.493		11/15/25	1,350,980
925,000	4.725		11/15/28	1,108,723
125,000	5.319		11/15/38	158,726
Huntsman International LLC(a)
1,600,000	4.500		05/01/29	1,796,043
Nutrition & Biosciences, Inc.(a)(b)
600,000	1.832		10/15/27	602,496
2,950,000	2.300		11/01/30	2,964,514
1,025,000	3.268		11/15/40	1,034,738
Sasol Financing International Ltd.
200,000	4.500		11/14/22	193,500
Sasol Financing USA LLC(a)
200,000	5.875		03/27/24	191,750
Syngenta Finance NV(b)
970,000	3.933		04/23/21	982,397
The Sherwin-Williams Co.(a)
2,050,000	3.125		06/01/24	2,216,460
475,000	4.000		12/15/42	523,355

				14,168,460

Commercial Services – 1.3%
CoStar Group, Inc.(a)(b)
1,150,000	2.800		07/15/30	1,187,714
DP World PLC
360,000	5.625		09/25/48	410,175
Global Payments, Inc.(a)
1,225,000	2.650		02/15/25	1,299,162
IHS Markit Ltd.(a)
900,000	3.625		05/01/24	973,620
2,000,000	4.000	(b)	03/01/26	2,230,580
PayPal Holdings, Inc.(a)
2,450,000	2.850		10/01/29	2,694,632

				8,795,883

Computers – 3.7%
Amdocs Ltd.(a)
1,675,000	2.538		06/15/30	1,736,355

Corporate Obligations – (continued)
Computers – (continued)
Apple, Inc.
1,652,000	3.850		05/04/43	2,057,467
Dell International LLC/EMC Corp.(a)(b)
4,950,000	5.450		06/15/23	5,425,497
4,025,000	6.020		06/15/26	4,733,802
125,000	8.100		07/15/36	163,940
75,000	8.350		07/15/46	99,200
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,428,830
700,000	4.650		10/01/24	789,880
6,774,000	4.900		10/15/25	7,765,714
355,000	6.350		10/15/45	449,451

				24,650,136

Diversified Financial Services – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
875,000	3.950		02/01/22	885,579
1,275,000	4.875		01/16/24	1,315,647
835,000	6.500		07/15/25	900,180
Air Lease Corp.
850,000	2.250		01/15/23	851,649
2,150,000	3.375	(a)	07/01/25	2,194,827
2,000,000	3.750	(a)	06/01/26	2,032,540
Ally Financial, Inc.
825,000	4.125		02/13/22	854,906
750,000	1.450	(a)	10/02/23	748,598
American Express Co.(a)(c) (3M USD LIBOR + 3.285%)
527,000	3.535		12/29/49	476,276
Avolon Holdings Funding, Ltd.(a)(b)
750,000	3.950		07/01/24	716,873
900,000	3.250		02/15/27	799,875
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,870,575
1,450,000	4.418		11/15/35	1,527,720
Huarong Finance II Co. Ltd.
200,000	3.750		05/29/24	209,000
200,000	5.500		01/16/25	222,778
200,000	5.000		11/19/25	221,875
Intercontinental Exchange, Inc.(a)
1,600,000	2.650		09/15/40	1,599,744
Nasdaq, Inc.(a)
175,000	3.250		04/28/50	182,875

				17,611,517

Electrical – 5.4%
AEP Transmission Co. LLC(a)
700,000	3.650		04/01/50	824,215
Ameren Corp.(a)
350,000	3.500		01/15/31	399,998
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	360,798
Arizona Public Service Co.(a)
275,000	3.750		05/15/46	313,682
Avangrid, Inc.(a)
650,000	3.200		04/15/25	715,299
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	818,808

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Berkshire Hathaway Energy Co. – (continued)
$2,800,000	3.700	%(a)(b)	07/15/30	$3,289,272
1,767,000	6.125		04/01/36	2,519,283
475,000	4.250	(a)(b)	10/15/50	595,688
CMS Energy Corp.(a)
500,000	4.875		03/01/44	655,355
Dominion Energy, Inc.(a)
1,225,000	3.900		10/01/25	1,391,171
650,000	3.375		04/01/30	732,348
Duke Energy Corp.(a)
400,000	4.800		12/15/45	511,256
Duquesne Light Holdings, Inc.(a)(b)
950,000	2.532		10/01/30	951,377
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,176,559
400,000	4.450		04/15/46	484,832
125,000	4.700		04/15/50	159,525
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	533,909
1,550,000	2.650		03/01/30	1,572,149
Florida Power & Light Co.(a)
325,000	3.950		03/01/48	410,222
NRG Energy, Inc.(a)(b)
1,635,000	4.450		06/15/29	1,804,566
Ohio Power Co.(a)
450,000	2.600		04/01/30	493,772
Pacific Gas & Electric Co.(a)
675,000	2.100		08/01/27	653,953
1,625,000	2.500		02/01/31	1,539,346
375,000	3.300		08/01/40	343,654
825,000	3.500		08/01/50	741,716
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,416,430
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,858,502
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	403,055
Sempra Energy(a)
570,000	3.400		02/01/28	628,020
1,125,000	3.800		02/01/38	1,256,974
Southern California Edison Co.(a)
500,000	4.200		03/01/29	575,700
275,000	4.050		03/15/42	293,458
805,000	4.125		03/01/48	879,583
25,000	4.875		03/01/49	29,821
The Southern Co.(a)
1,800,000	3.250		07/01/26	2,007,036
Vistra Operations Co. LLC(a)(b)
2,050,000	4.300		07/15/29	2,234,520

				35,575,852

Electronics(a) – 0.3%
PerkinElmer, Inc.
1,200,000	3.300		09/15/29	1,334,160
Roper Technologies, Inc.
800,000	3.800		12/15/26	922,496

				2,256,656

Corporate Obligations – (continued)
Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	%(b)	04/30/28	204,488
200,000	5.500		07/31/47	162,554
220,000	5.500	(b)	07/31/47	178,809

				545,851

Food & Drug Retailing(a) – 0.4%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,249,894
Mondelez International, Inc.
600,000	2.625		09/04/50	575,814
Sysco Corp.
150,000	6.600		04/01/40	203,463
600,000	6.600		04/01/50	840,678

				2,869,849

Gas(a) – 0.2%
NiSource, Inc.
225,000	3.600		05/01/30	256,403
Piedmont Natural Gas Co., Inc.
325,000	3.350		06/01/50	352,547
The East Ohio Gas Co.(b)
400,000	2.000		06/15/30	412,000

				1,020,950

Healthcare Providers & Services – 1.2%
Centene Corp.(a)
1,250,000	4.250		12/15/27	1,307,612
CommonSpirit Health
150,000	4.350		11/01/42	162,792
DENTSPLY SIRONA, Inc.(a)
450,000	3.250		06/01/30	488,984
DH Europe Finance II S.a.r.l.(a)
1,775,000	2.600		11/15/29	1,928,165
Stryker Corp.(a)
2,025,000	1.950		06/15/30	2,063,779
Thermo Fisher Scientific, Inc.(a)
850,000	4.497		03/25/30	1,048,840
Zimmer Biomet Holdings, Inc.(a)
1,025,000	3.550		03/20/30	1,146,155

				8,146,327

Home Furnishings(a) – 0.1%
Whirlpool Corp.
550,000	4.600		05/15/50	674,239

Household Products(a) – 0.0%
Kimberly-Clark Corp.
150,000	3.100		03/26/30	171,554

Insurance – 2.2%
American International Group, Inc.
1,850,000	3.900	(a)	04/01/26	2,105,263
325,000	4.200	(a)	04/01/28	377,202
1,775,000	3.400	(a)	06/30/30	1,963,824
700,000	6.250		05/01/36	970,305
598,000	4.500	(a)	07/16/44	701,538
375,000	4.800	(a)	07/10/45	455,453

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Arch Capital Finance LLC(a)
$400,000	4.011%		12/15/26	$463,872
323,000	5.031		12/15/46	410,032
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,279,921
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	496,017
Marsh & McLennan Cos., Inc.(a)
1,500,000	4.375		03/15/29	1,814,700
MetLife, Inc.
475,000	4.721		12/15/44	619,951
Principal Financial Group, Inc.
150,000	6.050		10/15/36	213,155
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,127,541
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	286,076
Willis North America, Inc.(a)
400,000	2.950		09/15/29	432,008
XLIT Ltd.
998,000	4.450		03/31/25	1,124,716

				14,841,574

Internet(a) – 1.3%
Alphabet, Inc.
700,000	1.900		08/15/40	671,202
850,000	2.050		08/15/50	792,327
Amazon.com, Inc.
900,000	4.950		12/05/44	1,283,661
Booking Holdings, Inc.
375,000	4.100		04/13/25	422,374
Expedia Group, Inc.
2,625,000	3.600	(b)	12/15/23	2,680,781
300,000	4.625	(b)	08/01/27	314,703
2,000,000	3.250		02/15/30	1,919,020
Prosus NV
200,000	3.680	(b)	01/21/30	215,080
200,000	3.680		01/21/30	215,080

				8,514,228

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
195,000	2.400		06/15/25	204,146

Machinery-Diversified(a) – 0.6%
Otis Worldwide Corp.
3,175,000	2.565		02/15/30	3,409,156
325,000	3.112		02/15/40	347,012

				3,756,168

Media – 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,150,000	4.908		07/23/25	3,636,360
2,975,000	3.750		02/15/28	3,287,672
375,000	5.750		04/01/48	465,480
Comcast Corp.
638,000	3.300	(a)	02/01/27	719,415

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
175,000	3.400	%(a)	04/01/30	201,682
150,000	3.250	(a)	11/01/39	166,668
250,000	6.400		03/01/40	382,015
475,000	3.750	(a)	04/01/40	557,769
525,000	3.400	(a)	07/15/46	580,524
1,400,000	4.700	(a)	10/15/48	1,857,618
263,000	3.999	(a)	11/01/49	318,535
Discovery Communications LLC(a)
150,000	5.200		09/20/47	179,064
75,000	5.300		05/15/49	91,702
Fox Corp.(a)
225,000	5.476		01/25/39	300,002
The Walt Disney Co.
650,000	3.800		03/22/30	769,425
350,000	4.625	(a)	03/23/40	443,730
500,000	4.700	(a)	03/23/50	657,635
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	628,935
ViacomCBS, Inc.(a)
450,000	5.850		09/01/43	561,717

				15,805,948

Mining – 0.8%
Glencore Finance Canada Ltd.(b)
825,000	4.250		10/25/22	874,508
Glencore Funding LLC(b)
781,000	4.625		04/29/24	860,740
Newcrest Finance Pty Ltd.(a)(b)
375,000	3.250		05/13/30	409,065
Newmont Corp.(a)
1,600,000	2.250		10/01/30	1,653,504
Teck Resources Ltd.(a)(b)
1,225,000	3.900		07/15/30	1,281,632

				5,079,449

Miscellaneous Manufacturing – 0.8%
General Electric Co.
600,000	3.450	(a)	05/15/24	644,412
325,000	3.450	(a)	05/01/27	343,457
500,000	3.625	(a)	05/01/30	517,720
600,000	6.750		03/15/32	749,976
1,069,000	5.875		01/14/38	1,245,856
1,125,000	4.350	(a)	05/01/50	1,144,766
Parker-Hannifin Corp.(a)
270,000	4.000		06/14/49	323,835

				4,970,022

Oil Field Services – 4.0%
BP Capital Markets America, Inc.(a)
450,000	3.410		02/11/26	502,101
950,000	3.119		05/04/26	1,048,961
175,000	4.234		11/06/28	207,177
Concho Resources, Inc.(a)
450,000	2.400		02/15/31	430,983
Continental Resources, Inc.(a)
1,075,000	4.500		04/15/23	1,023,937
Devon Energy Corp.(a)
3,167,000	5.850		12/15/25	3,545,583

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Diamondback Energy, Inc.(a)
$1,525,000	4.750%		05/31/25	$1,643,767
Gazprom PJSC Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	222,938
70,000	8.625	(d)	04/28/34	105,109
110,000	7.288		08/16/37	155,203
Gazprom PJSC Via Gaz Finance PLC(b)
450,000	3.250		02/25/30	451,013
KazMunayGas National Co. JSC
280,000	6.375		10/24/48	356,650
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,095,662
Marathon Petroleum Corp.(a)
725,000	3.625		09/15/24	775,968
1,920,000	3.800		04/01/28	2,081,683
Newfield Exploration Co.
1,750,000	5.625		07/01/24	1,693,125
Occidental Petroleum Corp.(a)
1,900,000	2.900		08/15/24	1,612,435
1,425,000	5.550		03/15/26	1,291,406
325,000	3.500		08/15/29	248,856
325,000	4.400		08/15/49	228,313
Ovintiv, Inc.(a)
2,025,000	3.900		11/15/21	2,018,763
Pertamina Persero PT(a)
370,000	4.175		01/21/50	373,053
Phillips 66
625,000	3.700		04/06/23	669,425
200,000	3.850	(a)	04/09/25	222,266
Shell International Finance B.V.
225,000	6.375		12/15/38	335,381
Suncor Energy, Inc.
400,000	2.800		05/15/23	419,444
900,000	3.600	(a)	12/01/24	979,929
850,000	3.100	(a)	05/15/25	914,252
Valero Energy Corp.
1,175,000	2.700		04/15/23	1,217,558
650,000	2.850	(a)	04/15/25	681,655

				26,552,596

Pharmaceuticals(a) – 6.9%
AbbVie, Inc.
5,950,000	3.200	(b)	11/21/29	6,546,547
3,300,000	4.050	(b)	11/21/39	3,781,602
75,000	4.875		11/14/48	94,951
4,900,000	4.250	(b)	11/21/49	5,789,938
Bayer US Finance II LLC(b)
1,100,000	3.875		12/15/23	1,200,782
1,475,000	3.375		07/15/24	1,594,283
Becton Dickinson & Co.
3,839,000	3.700		06/06/27	4,352,044
500,000	4.685		12/15/44	613,075
1,450,000	3.794		05/20/50	1,616,967
Bristol-Myers Squibb Co.
675,000	4.250		10/26/49	887,416
Cigna Corp.
6,900,000	4.125		11/15/25	7,903,329

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Cigna Corp. – (continued)
1,425,000	2.400		03/15/30	1,476,856
650,000	4.900		12/15/48	843,739
CVS Health Corp.
3,875,000	3.875		07/20/25	4,367,396
325,000	4.780		03/25/38	394,284
170,000	5.125		07/20/45	214,504
825,000	4.250		04/01/50	966,669
Takeda Pharmaceutical Co. Ltd.
1,545,000	2.050		03/31/30	1,571,064
Zoetis, Inc.
1,550,000	2.000		05/15/30	1,600,468
75,000	4.450		08/20/48	98,165

				45,914,079

Pipelines – 5.0%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	600,097
Energy Transfer Operating LP(a)
650,000	4.650		06/01/21	660,166
1,540,000	5.200		02/01/22	1,594,701
1,575,000	2.900		05/15/25	1,581,772
2,525,000	4.200		04/15/27	2,609,537
456,000	5.150		03/15/45	412,694
450,000	6.250		04/15/49	464,040
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	657,610
(3M USD LIBOR + 2.778%)
4,420,000	3.024	(c)	06/01/67	3,423,246
EQM Midstream Partners LP(a)
1,139,000	4.750		07/15/23	1,130,457
425,000	5.500		07/15/28	427,125
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	809,867
MPLX LP(a)
1,225,000	2.650		08/15/30	1,195,061
400,000	4.500		04/15/38	407,520
400,000	4.700		04/15/48	404,336
520,000	5.500		02/15/49	582,655
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	409,580
2,175,000	3.850		10/15/23	2,275,072
519,000	4.650		10/15/25	557,214
1,275,000	3.800		09/15/30	1,237,757
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	1,987,912
4,700,000	5.625		03/01/25	5,378,022
475,000	5.000		03/15/27	534,494
Sunoco Logistics Partners Operations LP(a)
550,000	5.950		12/01/25	630,504
150,000	5.400		10/01/47	141,078
The Williams Cos., Inc.
1,630,000	3.600	(a)	03/15/22	1,686,121
150,000	6.300		04/15/40	184,746
Western Midstream Operating LP(a)
725,000	4.100		02/01/25	689,961
1,000,000	5.450		04/01/44	857,500

				33,530,845

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 3.4%
Agree LP(a)
$375,000	2.900%		10/01/30	$386,344
Alexandria Real Estate Equities, Inc.(a)
500,000	3.800		04/15/26	572,225
500,000	3.375		08/15/31	563,865
475,000	4.000		02/01/50	566,347
American Campus Communities Operating Partnership LP(a)
1,100,000	3.875		01/30/31	1,198,978
American Tower Corp.
1,550,000	5.000		02/15/24	1,754,600
1,400,000	3.375	(a)	05/15/24	1,516,158
1,300,000	4.000	(a)	06/01/25	1,461,759
1,400,000	2.100	(a)	06/15/30	1,413,244
Camden Property Trust(a)
700,000	3.150		07/01/29	776,384
Crown Castle International Corp.(a)
275,000	4.300		02/15/29	321,142
225,000	3.300		07/01/30	246,416
975,000	4.000		11/15/49	1,104,334
575,000	4.150		07/01/50	658,415
Duke Realty LP(a)
925,000	1.750		07/01/30	923,020
Essex Portfolio LP(a)
700,000	3.000		01/15/30	753,431
Healthcare Realty Trust, Inc.(a)
450,000	2.050		03/15/31	444,794
Kimco Realty Corp.(a)
550,000	3.800		04/01/27	601,293
Mid-America Apartments LP(a)
575,000	1.700		02/15/31	564,409
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	4.625		08/01/29	987,040
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	755,552
Spirit Realty LP(a)
1,675,000	4.000		07/15/29	1,740,459
UDR, Inc.(a)
325,000	2.100		08/01/32	322,673
VEREIT Operating Partnership LP(a)
1,350,000	3.400		01/15/28	1,407,888
975,000	3.100		12/15/29	976,755
WP Carey, Inc.(a)
700,000	3.850		07/15/29	754,250

				22,771,775

Retailing – 1.6%
AutoNation, Inc.(a)
1,075,000	4.750		06/01/30	1,266,823
Dollar Tree, Inc.(a)
1,200,000	4.000		05/15/25	1,352,340
Lowe’s Cos., Inc.(a)
425,000	5.000		04/15/40	558,994
775,000	4.550		04/05/49	993,333
1,100,000	5.125		04/15/50	1,514,535
McDonald’s Corp.(a)
150,000	4.450		09/01/48	186,776
275,000	4.200		04/01/50	335,175

Corporate Obligations – (continued)
Retailing – (continued)
Starbucks Corp.(a)
400,000	3.800		08/15/25	452,156
1,125,000	3.500		11/15/50	1,193,749
The Home Depot, Inc.
400,000	5.875		12/16/36	598,756
500,000	4.875	(a)	02/15/44	682,605
200,000	4.400	(a)	03/15/45	258,256
Walgreens Boots Alliance, Inc.(a)
1,550,000	4.100		04/15/50	1,545,381

				10,938,879

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
750,000	3.960		07/18/30	846,720

Semiconductors – 3.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,775,000	3.625		01/15/24	1,905,498
600,000	3.125		01/15/25	640,308
6,775,000	3.875		01/15/27	7,503,177
64,000	3.500		01/15/28	69,234
Broadcom, Inc.(a)
1,750,000	3.625		10/15/24	1,909,687
1,875,000	4.700		04/15/25	2,129,306
2,075,000	4.250		04/15/26	2,337,446
KLA Corp.(a)
550,000	3.300		03/01/50	575,575
Lam Research Corp.(a)
825,000	1.900		06/15/30	854,362
Microchip Technology, Inc.(b)
1,750,000	2.670		09/01/23	1,810,218
NXP B.V./NXP Funding LLC(b)
450,000	3.875		09/01/22	475,335
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
1,125,000	3.400		05/01/30	1,230,750

				21,440,896

Software(a) – 1.6%
Citrix Systems, Inc.
1,275,000	3.300		03/01/30	1,357,174
Fidelity National Information Services, Inc.
3,000,000	3.875		06/05/24	3,298,800
Fiserv, Inc.
2,100,000	3.200		07/01/26	2,332,869
1,025,000	4.400		07/01/49	1,282,459
Intuit, Inc.
350,000	1.650		07/15/30	356,146
Oracle Corp.
750,000	3.600		04/01/40	854,535
ServiceNow, Inc.
1,300,000	1.400		09/01/30	1,265,836

				10,747,819

Telecommunication Services – 7.9%
AT&T, Inc.
420,000	4.125	(a)	02/17/26	480,883
8,350,000	2.300	(a)	06/01/27	8,761,404
250,000	1.650	(a)	02/01/28	250,128

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	AT&T, Inc. – (continued)
	$3,100,000	2.750	%(a)	06/01/31	$3,261,665
	550,000	6.150		09/15/34	746,994
	175,000	4.900	(a)	08/15/37	211,829
	1,450,000	4.850	(a)	03/01/39	1,739,739
	300,000	6.000	(a)	08/15/40	406,875
	925,000	3.500	(a)	06/01/41	973,322
	125,000	4.300	(a)	12/15/42	140,745
	275,000	4.850	(a)	07/15/45	328,851
	250,000	4.750	(a)	05/15/46	291,313
	1,050,000	5.150	(a)	11/15/46	1,302,955
	575,000	3.650	(a)	06/01/51	580,773
	525,000	3.850	(a)	06/01/60	534,676
	British Telecommunications PLC(a)(b)
	935,000	4.250		11/08/49	1,040,103
	Deutsche Telekom International Finance B.V.(a)(b)
	575,000	4.375		06/21/28	680,403
	T-Mobile USA, Inc.(a)(b)
	1,975,000	3.500		04/15/25	2,166,733
	775,000	1.500		02/15/26	777,961
	6,150,000	3.750		04/15/27	6,884,058
	1,950,000	2.050		02/15/28	1,995,298
	2,575,000	3.875		04/15/30	2,930,965
	2,150,000	2.550		02/15/31	2,214,784
	850,000	3.000		02/15/41	838,482
	Verizon Communications, Inc.
	4,581,000	4.329		09/21/28	5,559,502
	750,000	3.875	(a)	02/08/29	887,655
	2,551,000	4.016	(a)	12/03/29	3,055,868
	475,000	3.150	(a)	03/22/30	536,033
	375,000	5.250		03/16/37	519,319
	295,000	4.125		08/15/46	365,242
	400,000	4.862		08/21/46	544,292
	846,000	5.012		04/15/49	1,210,211
	Vodafone Group PLC
	525,000	4.375		05/30/28	622,183

					52,841,244

Transportation – 0.5%
	Burlington Northern Santa Fe LLC
	425,000	6.150		05/01/37	634,699
	825,000	5.750	(a)	05/01/40	1,186,655
	CSX Corp.(a)
	50,000	3.800		04/15/50	59,377
	FedEx Corp.(a)
	700,000	4.050		02/15/48	802,291
	Union Pacific Corp.(a)
	275,000	3.550		08/15/39	313,981
					2,997,003

	TOTAL CORPORATE OBLIGATIONS
	(Cost $579,570,927)				$619,233,672

Foreign Debt Obligations – 3.3%
Sovereign – 3.3%
	Abu Dhabi Government International Bond
	1,680,000	4.125		10/11/47	2,113,125

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Mexico Government International Bond(a)
EUR	130,000	1.350		09/18/27	148,989
	$2,540,000	3.250		04/16/30	2,606,040
	Perusahaan Penerbit SBSN Indonesia III
	1,580,000	4.550		03/29/26	1,817,000
	Republic of Chile(a)
	200,000	3.500		01/25/50	228,063
	Republic of Colombia(a)
	1,221,000	4.000		02/26/24	1,303,799
	350,000	4.500		03/15/29	392,109
	690,000	3.000		01/30/30	703,369
	200,000	5.200		05/15/49	241,625
	490,000	4.125		05/15/51	510,825
	Republic of Indonesia
	200,000	3.700	(b)	01/08/22	207,250
	387,000	5.875		01/15/24	445,292
	350,000	4.350	(b)	01/08/27	400,859
	1,610,000	4.350		01/08/27	1,843,953
	470,000	6.750		01/15/44	702,209
	Republic of Panama(a)
	380,000	2.252		09/29/32	385,130
	200,000	3.870		07/23/60	229,313
	Republic of Peru(a)
	610,000	2.783		01/23/31	660,020
	Republic of Philippines
EUR	340,000	0.000		02/03/23	394,896
	450,000	0.700		02/03/29	514,907
	Republic of Qatar(b)
	$1,800,000	5.103		04/23/48	2,498,062
	Republic of Romania(b)
EUR	90,000	2.124		07/16/31	105,191
	70,000	2.000		01/28/32	80,866
	80,000	4.625		04/03/49	114,226
	State of Israel(e)
	200,000	4.500		04/03/20	272,500
	United Mexican States
	1,770,000	1.625		04/08/26	2,086,909
	$740,000	3.750		01/11/28	795,963
	250,000	4.500	(a)	01/31/50	263,125

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $19,609,508)				$22,065,615

Municipal Debt Obligations – 0.7%
California(a) – 0.1%
	California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$747,228

Illinois – 0.5%
	Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630		02/01/35	1,791,806
	Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100		06/01/33	1,374,403

					3,166,209

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
$350,000	7.414%	01/01/40	$593,687

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $3,797,133)			$4,507,124

U.S. Treasury Obligation(f) – 0.2%
United States Treasury Bond
$700,000	3.375%	11/15/48	$1,018,500
(Cost $857,722)

TOTAL INVESTMENTS – 97.2%
(Cost $603,835,290)			$646,824,911

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			18,887,315

NET ASSETS – 100.0%			$665,712,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on September 30, 2020.

(e)	Actual maturity date is April 03, 2120.

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Currency Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
BP	—British Pound Offered Rate
CDOR	—Canadian Dollar Offered Rate
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG	USD	3,023,136	EUR	2,568,128	11/09/20	$9,647

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra Long U.S. Treasury Bonds	211	12/21/20	$46,802,438	$(93,634)
2 Year U.S. Treasury Notes	171	12/31/20	37,784,321	17,645
10 Year U.S. Treasury Notes	17	12/21/20	2,372,031	(522)
20 Year U.S. Treasury Bonds	241	12/21/20	42,483,781	337,605

Total				$261,094

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Eurodollars	(1)	12/14/20	$(249,388)	$(4,636)
Ultra 10 Year U.S. Treasury Notes	(240)	12/21/20	(38,381,250)	22,328
5 Year U.S. Treasury Notes	(381)	12/31/20	(48,017,906)	(54,973)

Total				$(37,281)

TOTAL FUTURES CONTRACTS				$223,813

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M CDOR(a)	0.840%(a)	06/24/24	CAD	24,170	(b)	$23,249	$11,429	$11,820
1M LIBOR + 0.090%(c)	3M LIBOR(c)	07/25/24		$10,400		6,353	166	6,187
3M LIBOR(c)	1.000(a)	12/16/25		1,360	(b)	42,834	43,376	(542)
3M LIBOR(c)	0.980(a)	05/21/30		5,390	(b)	(14,828)	(7,035)	(7,793)
1.140(a)	6M CDOR(a)	06/24/30	CAD	4,990	(b)	4,202	(5,848)	10,050
(0.250)(d)	6M EURO(a)	12/16/30	EUR	440	(b)	1,829	3,946	(2,117)
1.160(a)	3M LIBOR(c)	05/21/35		$5,810	(b)	69,461	11,516	57,945
0.855(a)	3M LIBOR(c)	04/09/45		2,770	(b)	53,753	100	53,653
3M LIBOR(c)	0.845(a)	04/10/50		2,860	(b)	(46,352)	103	(46,455)

TOTAL						$140,501	$57,753	$82,748

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000%	0.685%	06/20/24	$2,325	$27,745	$4,027	$23,718
CDX.NA.IG Index 28	1.000	0.829	06/20/22	28,500	92,577	338,795	(246,218)
CDX.NA.IG Index 34	1.000	0.689	06/20/23	28,350	245,776	333,723	(87,947)
CDX.NA.IG Index 34	1.000	0.848	06/20/25	124,025	898,245	1,113,209	(214,964)
General Electric Co. 2.700%, 10/09/22	1.000	1.265	06/20/24	1,175	(10,994)	(14,932)	3,938
General Electric Co. 2.700%, 10/09/22	1.000	1.425	12/20/24	550	(9,429)	(7,391)	(2,038)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.383	06/20/24	1,150	26,800	12,775	14,025
Republic of Colombia, 10.375%, 01/28/33	1.000	1.118	06/20/24	1,830	(7,386)	(7,633)	247

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Republic of Indonesia, 5.875%, 03/13/20	1.000%	0.832%	06/20/24	$70	$455	$(118)	$573
Republic of Peru, 8.750%, 11/21/33	1.000	0.548	06/20/24	550	9,419	6,627	2,792
The Boeing Co., 8.750%, 08/15/21	1.000	3.012	06/20/24	1,750	(120,186)	28,247	(148,433)
United Mexican States, 4.150%, 03/28/27	1.000	1.120	06/20/24	640	(2,635)	(7,050)	4,415

TOTAL					$1,150,387	$1,800,279	$(649,892)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
1Y IRS	JPMorgan Securities, Inc.	0.490%	05/18/2021	(3,600,000)	$(3,600,000)	$(29,726)	$(36,360)	$6,634
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,700,000)	(3,700,000)	(29,455)	(37,620)	8,165

				(7,300,000)	$(7,300,000)	$(59,181)	$(73,980)	$14,799
Puts
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,600,000)	(3,600,000)	(16,382)	(36,360)	19,978
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,700,000)	(3,700,000)	(17,655)	(37,620)	19,965
				(7,300,000)	$(7,300,000)	$(34,037)	$(73,980)	$39,943

TOTAL				(14,600,000)	$(14,600,000)	$(93,218)	$(147,960)	$54,742

Abbreviations:
CDX.NA.IG Index 28—CDX North America Investment Grade Index 28

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 69.3%
Argentina(a) – 0.1%
	Republic of Argentina (CCC+/NR)
	$12,578	1.000%		07/09/29	$5,704
	65,075	0.125	(b)	07/09/30	27,006
	148,322	0.125	(b)	07/09/35	55,398

					88,108

Brazil – 3.6%
	Brazil Letras do Tesouro Nacional (BB-/NR)(c)
BRL	6,453,000	0.000		10/01/20	1,148,951
	Brazil Notas do Tesouro Nacional (BB-/Ba2)
	8,473,000	10.000		01/01/25	1,707,288

					2,856,239

Chile – 3.9%
	Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	55,000,000	4.700	(d)	09/01/30	82,285
	890,000,000	5.000		03/01/35	1,355,689
	Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	287,078,500	1.500		03/01/26	407,814
	840,000,000	4.500		03/01/26	1,228,441

					3,074,229

Colombia – 7.0%
	Republic of Colombia (NR/NR)
COP	2,319,500,000	6.250		11/26/25	662,054
	1,276,779,795	3.300		03/17/27	361,672
	2,538,700,000	5.750		11/03/27	691,240
	4,042,300,000	7.000		06/30/32	1,138,615
	2,058,100,000	7.250		10/18/34	585,550
	Republic of Colombia (NR/Baa2)(a)
	1,851,000,000	4.375		03/21/23	488,433
	Republic of Colombia (BBB/Baa2)
	2,430,900,000	7.500		08/26/26	729,892
	3,130,500,000	6.000		04/28/28	860,221

					5,517,677

Czech Republic – 4.2%
	Czech Republic Government Bond (NR/NR)
CZK	33,200,000	1.000		06/26/26	1,474,875
	27,080,000	0.250		02/10/27	1,145,847
	Czech Republic Government Bond (NR/Aa3)
	11,320,000	4.200		12/04/36	722,731

					3,343,453

Dominican Republic – 1.2%
	Dominican Republic (NR/NR)
DOP	2,800,000	10.500		04/07/23	49,611
	39,400,000	11.375		07/06/29	712,334
	Dominican Republic (BB-/Ba3)
	$150,000	5.875		01/30/60	141,563

					903,508

Egypt(d) – 0.3%
	Republic of Egypt (B/B2u)
	$200,000	8.875		05/29/50	198,250

Sovereign Debt Obligations – (continued)
Hungary – 3.3%
	Hungary Government Bond (NR/NR)
HUF	179,680,000	2.750%		12/22/26	$609,257
	Hungary Government Bond (NR/Baa3)
	65,720,000	3.000		08/21/30	224,588
	Hungary Government Bond (BBB/NR)
	194,960,000	5.500		06/24/25	741,823
	292,160,000	3.000		10/27/27	1,009,718

					2,585,386

Indonesia – 0.5%
	Republic of Indonesia (NR/Baa2)
IDR	6,000,000,000	7.000		05/15/27	410,484

Mexico – 8.7%
	United Mexican States (NR/Baa1)
MXN	30,974,500	8.000		09/05/24	1,555,361
	4,741,100	5.750		03/05/26	219,510
	1,907,500	8.000		11/07/47	95,218
	United Mexican States (BBB+/Baa1)
MXN	18,528,500	7.500		06/03/27	931,180
	32,333,900	8.500		05/31/29	1,727,355
	5,456,000	7.750		05/29/31	278,056
	11,706,100	10.000		11/20/36	704,946
	26,082,800	8.500		11/18/38	1,381,242

					6,892,868

Peru – 3.7%
	Republic of Peru (NR/A3)
PEN	963,000	6.714		02/12/55	314,453
	Republic of Peru (A-/A3)
	2,018,000	8.200		08/12/26	742,694
	315,000	5.940		02/12/29	102,297
	7,000	6.950		08/12/31	2,374
	2,960,000	6.150		08/12/32	939,225
	1,665,000	5.400		08/12/34	482,255
	246,000	6.900		08/12/37	81,363
	1,050,000	5.350		08/12/40	286,813

					2,951,474

Philippines – 0.3%
	Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250		01/14/36	265,893

Poland – 6.3%
	Republic of Poland Government Bond (NR/NR)
PLN	9,170,000	0.750		04/25/25	2,382,743
	Republic of Poland Government Bond (A/A2)
	5,120,000	2.500		07/25/27	1,456,460
	3,870,000	2.750		04/25/28	1,118,840

					4,958,043

Romania – 1.1%
	Republic of Romania (NR/NR)
RON	1,820,000	3.650		09/24/31	432,901

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
	Republic of Romania (BBB-/Baa3)
EUR	100,000	3.624	%(d)	05/26/30	$132,487
	150,000	2.000	(d)	01/28/32	173,284
	10,000	3.375		01/28/50	11,944
	$130,000	4.000	(d)	02/14/51	133,778

					884,394

Russia – 4.3%
	Russian Federation Bond (NR/NR)
RUB	20,100,000	6.000		10/06/27	260,093
	33,630,000	7.650		04/10/30	477,862
	23,220,000	7.250		05/10/34	321,987
	161,060,000	7.700		03/16/39	2,353,770

					3,413,712

Serbia(d) – 0.2%
	Republic of Serbia (NR/Ba3)
EUR	100,000	3.125		05/15/27	125,306

South Africa – 8.6%
	Republic of South Africa (BB/Ba1)
ZAR	23,310,000	10.500		12/21/26	1,617,661
	6,930,000	7.000		02/28/31	336,303
	47,200,000	8.875		02/28/35	2,358,028
	23,010,000	8.500		01/31/37	1,076,012
	25,784,300	8.750		01/31/44	1,187,891
	4,620,000	8.750		02/28/48	211,842

					6,787,737

Thailand – 8.8%
	Thailand Government Bond (NR/NR)
THB	8,440,000	3.300		06/17/38	322,396
	1,220,000	3.600		06/17/67	51,053
	Thailand Government Bond (NR/Baa1)
	52,860,758	1.250		03/12/28	1,607,287
	79,990,000	3.775		06/25/32	3,142,760
	Thailand Government Bond (A-/Baa1)
	49,960,000	3.850		12/12/25	1,808,564

					6,932,060

Turkey – 2.8%
	Republic of Turkey (NR/NR)
TRY	13,490,000	12.200		01/18/23	1,725,826
	1,610,000	10.600		02/11/26	191,484
	2,080,000	11.000		02/24/27	248,191

					2,165,501

Ukraine(d) – 0.1%
	Ukraine Government Bond (B/NR)
EUR	100,000	4.375		01/27/30	95,555

Uruguay – 0.3%
	Republic of Uruguay (BBB/NR)
UYU	4,271,603	3.875		07/02/40	116,186
	Republic of Uruguay (BBB/Baa2)
	4,442,124	4.375		12/15/28	117,825

					234,011

	TOTAL SOVEREIGN DEBT OBLIGATIONS
	(Cost $56,971,302)				$54,683,888

Foreign Debt Obligations – 3.8%
China – 3.8%
	Agricultural Development Bank of China (NR/NR)
CNY	21,890,000	2.960%		04/17/30	2,988,818
	(Cost $2,983,144)

Corporate Obligations – 5.5%
Brazil(a)(e) – 0.2%
	Banco do Brasil SA (CCC+/NR) (10 Year CMT + 4.398%)
	$200,000	6.250%		04/15/49	$187,250

British Virgin Islands – 0.4%
	Huarong Finance II Co. Ltd. (BBB+/Baa1)
	260,000	5.500		01/16/25	289,611

Colombia – 0.3%
	Banco de Bogota SA (NR/Ba2)
	200,000	6.250		05/12/26	216,750

Israel(a)(d) – 0.1%
	Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750		06/30/23	51,500

Peru(a)(d) – 3.2%
	Banco de Credito del Peru (BBB+/Baa1)
PEN	643,000	4.850		10/30/20	178,098
	Banco de Credito del Peru (BBB+/NR)
	8,200,000	4.650		09/17/24	2,381,456

					2,559,554

South Africa – 0.5%
	Eastern & Southern African Trade & Development Bank (NR/Baa3)
	$390,000	4.875		05/23/24	396,068

Turkey – 0.3%
	Yapi ve Kredi Bankasi AS (NR/B2)
	200,000	8.250		10/15/24	203,000

United States(a) – 0.2%
	Sasol Financing USA LLC (BB/Ba2)
	200,000	5.875		03/27/24	191,750

Venezuela(f) – 0.3%
	Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000		10/28/22	241,280

	TOTAL CORPORATE OBLIGATIONS
	(Cost $7,386,778)				$4,336,763

Structured Notes – 10.0%
United Kingdom(d) – 5.1%
	Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(c)
EGP	10,650,000	0.000%		01/07/21	$652,504
	Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	33,591,000,000	8.750		05/19/31	2,504,651
	12,570,000,000	7.500		08/19/32	851,939

					4,009,094

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Principal Amount		Interest Rate		Maturity Date	Value

Structured Notes – (continued)
United States – 4.9%
	Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000%		07/25/24	$1,353,446
	Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(d)
EGP	6,900,000	0.000	(c)	07/08/21	395,504
	10,375,000	0.000	(c)	09/02/21	584,909
IDR	15,558,000,000	7.000		05/17/27	1,064,385
	6,568,000,000	7.500		08/19/32	445,150

					3,843,394

	TOTAL STRUCTURED NOTES
	(Cost $9,235,710)				$7,852,488

U.S. Treasury Obligations – 0.2%
	United States Treasury Notes
	$28,000	2.875	%(g)	10/15/21	$28,796
	72,000	1.750	(g)	09/30/22	74,321
	30,000	2.250		04/30/24	32,203
	20,000	1.625		09/30/26	21,483

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $154,050)				$156,803

Shares	Dividend Rate	Value

Investment Company(h) – 5.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,006,774	0.027%	$4,006,774
(Cost $4,006,774)

TOTAL INVESTMENTS – 93.9%
(Cost $80,737,758)		$74,025,534

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.1%		4,815,555

NET ASSETS – 100.0%		$78,841,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(f)	Security is currently in default and/or non-income producing.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand

Investment Abbreviations:
CLICP	—Sinacofi Chile Interbank Rate
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MIBOR	—MIBOR — Mumbai Interbank Offered Rate
NR	—Not Rated
PLC	—Public Limited Company
TELBOR	—Tel Aviv Interbank Offered Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	BRL	19,458,755	USD	3,456,999	11/04/20	$4,750
	CAD	224,972	CHF	154,770	12/16/20	578
	CAD	886,499	USD	664,413	12/16/20	1,595
	CLP	547,988,507	USD	694,933	11/16/20	3,404
	CNH	49,692,239	USD	7,229,966	12/16/20	55,643
	COP	1,392,429,810	USD	361,534	10/05/20	2,212
	EUR	139,589	CHF	149,937	12/16/20	775
	EUR	140,796	CZK	3,811,638	12/16/20	72
	EUR	142,190	PLN	644,624	12/16/20	205
	EUR	566,771	SEK	5,900,535	12/16/20	6,190
	EUR	687,083	USD	805,270	12/16/20	1,745
	GBP	615,621	EUR	669,946	12/16/20	7,891
	GBP	551,890	USD	708,959	12/16/20	3,539
	IDR	7,788,333,156	USD	521,098	11/06/20	1,202
	ILS	1,749,341	USD	509,273	12/16/20	1,992
	INR	163,066,098	USD	2,177,591	10/28/20	33,044
	JPY	18,136,132	AUD	234,930	12/16/20	3,848
	JPY	162,011,461	USD	1,527,283	12/16/20	10,566
	KRW	201,757,525	USD	172,159	11/02/20	872
	MXN	9,327,141	USD	412,357	12/16/20	5,735
	MYR	10,447,105	USD	2,443,196	10/26/20	69,795
	MYR	11,720,886	USD	2,744,488	11/03/20	74,469
	NZD	254,033	USD	166,653	12/16/20	1,391
	RUB	15,865,484	USD	200,999	11/17/20	2,332
	TRY	3,149,464	USD	403,684	10/16/20	2,674
	TWD	14,986,431	USD	515,419	11/09/20	5,138
	USD	1,022,984	AUD	1,405,280	12/16/20	16,240
	USD	1,193,869	CAD	1,571,034	12/16/20	13,585
	USD	984,808	CHF	891,883	12/16/20	14,151
	USD	509,598	CLP	395,332,429	11/16/20	5,800
	USD	897,044	CLP	693,497,091	12/17/20	12,961
	USD	497,409	CNH	3,390,199	12/16/20	357
	USD	170,449	COP	639,123,530	10/05/20	3,489
	USD	2,933,130	COP	11,083,713,109	11/20/20	44,639
	USD	1,208,614	CZK	27,176,429	12/16/20	30,042
	USD	547,746	EUR	461,033	12/16/20	6,238
	USD	492,299	GBP	379,426	12/16/20	2,454
	USD	607,996	HUF	185,860,571	12/16/20	9,251
	USD	219,980	IDR	3,241,625,205	11/05/20	2,561
	USD	172,106	ILS	587,192	12/16/20	492
	USD	338,422	MXN	7,501,192	12/16/20	2,178
	USD	127,551	NZD	188,329	12/16/20	2,970
	USD	3,577,360	PEN	12,629,353	07/12/21	82,028
	USD	2,752,828	PLN	10,341,407	12/16/20	76,844
	USD	1,809,101	RUB	136,941,957	11/17/20	54,059
	USD	245,396	THB	7,733,221	12/16/20	1,372
	USD	414,327	TRY	3,149,464	10/16/20	7,969
	USD	318,779	TRY	2,438,574	10/19/20	4,437
	USD	562,699	TRY	4,232,790	10/23/20	17,757

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC (continued)	USD	161,992	TRY	1,225,305	11/10/20	$5,048
	USD	622,274	TRY	5,342,155	08/04/21	7,450
	USD	1,261,786	ZAR	21,217,106	12/17/20	6,930
	ZAR	20,946,367	USD	1,221,792	12/17/20	17,051

TOTAL						$750,010

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	AUD	234,874	CAD	225,796	12/16/20	$(1,371)
	AUD	1,567,892	USD	1,142,618	12/16/20	(19,376)
	BRL	19,458,755	USD	3,502,485	10/02/20	(37,792)
	BRL	2,742,755	USD	492,681	11/04/20	(4,740)
	CAD	1,631,193	USD	1,241,308	12/16/20	(15,827)
	CHF	452,029	EUR	419,926	12/16/20	(1,272)
	CHF	761,254	USD	836,145	12/16/20	(7,655)
	CNH	5,791,158	USD	851,175	12/16/20	(2,107)
	COP	4,296,918,017	USD	1,156,389	10/05/20	(33,898)
	COP	787,927,211	USD	211,772	11/20/20	(6,433)
	CZK	34,399,435	USD	1,534,405	12/16/20	(42,591)
	EUR	231,686	GBP	212,314	12/16/20	(1,974)
	EUR	140,796	HUF	51,615,935	12/16/20	(907)
	EUR	352,614	NOK	3,908,273	12/16/20	(4,934)
	EUR	142,894	SEK	1,519,377	12/16/20	(1,987)
	EUR	1,815,395	USD	2,148,231	12/16/20	(15,953)
	GBP	429,416	USD	556,484	12/16/20	(2,100)
	HUF	303,740,150	USD	997,124	12/16/20	(18,634)
	IDR	29,484,281,245	USD	1,991,777	11/05/20	(14,239)
	ILS	1,171,772	USD	342,638	12/16/20	(174)
	JPY	71,174,442	EUR	579,426	12/16/20	(4,964)
	JPY	32,732,772	USD	310,873	12/16/20	(166)
	KRW	195,404,864	USD	168,152	11/02/20	(569)
	MXN	32,941,367	USD	1,526,128	12/16/20	(49,521)
	NOK	9,043,244	USD	1,001,034	12/16/20	(31,296)
	NZD	250,257	EUR	141,070	12/16/20	(148)
	NZD	184,828	USD	123,663	12/16/20	(1,398)
	PEN	1,639,635	USD	459,744	07/12/21	(5,955)
	PLN	601,601	EUR	135,008	12/16/20	(2,902)
	PLN	15,553,788	USD	4,130,399	12/16/20	(105,640)
	RON	8,242,060	USD	2,002,853	12/16/20	(31,046)
	RUB	313,999,359	USD	4,221,859	11/17/20	(197,658)
	SEK	4,439,694	EUR	426,818	12/16/20	(5,087)
	SEK	7,119,858	USD	809,355	12/16/20	(13,557)
	THB	17,989,269	USD	570,817	12/16/20	(3,160)
	TRY	2,233,094	USD	307,597	10/23/20	(20,103)
	TRY	5,852,333	USD	689,321	08/04/21	(15,781)
	TWD	9,698,148	USD	336,863	10/26/20	(666)
	TWD	9,754,869	USD	343,000	11/09/20	(4,162)
	USD	492,539	AUD	698,791	12/16/20	(8,077)
	USD	3,459,334	BRL	19,458,755	10/02/20	(5,359)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	USD	233,867	CAD	312,984	12/16/20	$(1,271)
	USD	740,829	CLP	582,548,854	11/16/20	(1,551)
	USD	1,504,717	CNH	10,345,255	11/23/20	(14,407)
	USD	1,420,488	CNH	9,746,480	12/16/20	(8,490)
	USD	1,312,235	COP	5,050,224,296	10/05/20	(7,046)
	USD	96,605	COP	375,399,150	11/20/20	(1,226)
	USD	168,453	CZK	3,891,025	12/16/20	(291)
	USD	167,347	EUR	143,125	12/16/20	(761)
	USD	830,458	GBP	649,079	12/16/20	(7,514)
	USD	330,130	IDR	4,940,725,580	11/05/20	(1,249)
	USD	494,988	ILS	1,706,335	12/16/20	(3,709)
	USD	1,370,872	INR	103,423,973	10/28/20	(31,215)
	USD	1,972,051	JPY	208,428,483	12/16/20	(6,400)
	USD	828,353	KRW	972,481,047	11/02/20	(5,667)
	USD	335,420	NOK	3,175,630	12/16/20	(5,115)
	USD	168,074	NZD	256,976	12/16/20	(1,917)
	USD	389,301	RUB	30,783,820	11/17/20	(5,222)
	USD	196,378	THB	6,235,000	12/16/20	(370)
	USD	395,403	TRY	3,149,464	12/16/20	(3,081)
	USD	1,734,495	TWD	50,290,449	11/09/20	(12,355)
	USD	985,844	ZAR	16,875,476	12/17/20	(12,230)
	ZAR	2,841,360	USD	172,037	12/17/20	(3,988)

TOTAL						$(876,254)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollars	1	12/14/20	$249,387	$4,305
Ultra Long U.S. Treasury Bonds	8	12/21/20	1,774,500	(3,374)
Ultra 10 Year U.S. Treasury Notes	51	12/21/20	8,156,016	24,212

Total				$25,143
Short position contracts:
2 Year U.S. Treasury Notes	(7)	12/31/20	(1,546,727)	(368)
5 Year U.S. Treasury Notes	(8)	12/31/20	(1,008,250)	(117)
10 Year U.S. Treasury Notes	(27)	12/21/20	(3,767,344)	(4,255)
20 Year U.S. Treasury Bonds	(46)	12/21/20	(8,108,937)	(6,510)

Total				$(11,250)

TOTAL FUTURES CONTRACTS				$13,893

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M KLIBOR(a)	1.750%(b)	BofA Securities LLC	09/16/22	MYR	32,540	$(18,481)	$(1,488)	$(16,993)
3M TELBOR(a)	1.020(a)	BofA Securities LLC	03/18/30	ILS	1,925	23,489	253	23,236
3M KLIBOR(a)	3.650(a)	Citibank NA	02/27/24	MYR	3,020	41,495	—	41,495
3M KLIBOR(a)	3.693(a)	MS & Co. Int. PLC	03/01/24		5,490	77,090	—	77,090
3M KLIBOR(a)	3.605(a)	MS & Co. Int. PLC	03/06/24		25,010	333,531	—	333,531
3M KLIBOR(a)	3.330(a)	MS & Co. Int. PLC	05/31/24		2,610	30,705	—	30,705
3M KLIBOR(a)	3.250(a)	MS & Co. Int. PLC	12/18/24		2,000	24,282	456	23,826

TOTAL						$512,111	$(779)	$512,890

(a)	Payments made quarterly.
(b)	Payments made annually.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.250%(a)	3M WIBOR(b)	12/16/21	PLN	30,110	(c)	$(7,183)	$(1,503)	$(5,680)
1M BID Avg(a)	4.120%(a)	01/03/22	BRL	11,275		40,503	(39,305)	79,808
6M MIBOR(d)	3.750(d)	09/16/22	INR	403,360		(17,197)	(2,269)	(14,928)
Mexico IB TIIE 28D(e)	4.500(e)	12/14/22	MXN	71,310	(c)	(1,901)	1,481	(3,382)
6M EURO(d)	(0.500)(f)	12/16/22	EUR	6,820	(c)	(2,287)	(9,203)	6,916
1M BID Avg(e)	4.230(e)	01/02/23	BRL	6,475		(4,663)	—	(4,663)
1M BID Avg(a)	4.930(a)	01/02/24		28,400	(c)	(52,893)	3,912	(56,805)
1M BID Avg(e)	6.260(e)	01/02/25		2,875		8,261	(12,085)	20,346
6M CNY(b)	2.500(b)	06/17/25	CNY	33,520		(31,284)	41,038	(72,322)
Mexico IB TIIE 28D(e)	5.100(e)	12/10/25	MXN	64,270	(c)	(5,836)	28	(5,864)
6M WIBOR(d)	0.750(f)	12/16/25	PLN	6,030	(c)	16,846	(3,836)	20,682
6M CLICP(d)	1.500(d)	12/16/25	CLP	736,570		6,056	1,308	4,748
3.400(a)	3M LIBOR(b)	12/16/25	COP	3,959,720		(3,876)	(514)	(3,362)
6M LIBOR(d)	4.500(d)	12/16/25	INR	71,030		(391)	3,811	(4,202)
(0.250)(f)	6M EURO(d)	12/16/25	EUR	2,640	(c)	(26,464)	(20,740)	(5,724)
Mexico IB TIIE 28D(e)	5.400(e)	12/08/27	MXN	19,360	(c)	(6,092)	10	(6,102)
(0.250)(f)	6M EURO(d)	12/16/27	EUR	70	(c)	(556)	(421)	(135)
1.000(d)	3M LIBOR(b)	12/16/30		$1,120	(c)	(29,216)	(30,119)	903
4.600(a)	3M LIBOR(b)	12/16/30	COP	3,113,030		(11,520)	(1,602)	(9,918)
(0.250)(f)	6M EURO(d)	12/16/30	EUR	220	(c)	915	1,973	(1,058)

TOTAL						$(128,778)	$(68,036)	$(60,742)

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(d)	Payments made semi-annually.
(e)	Payments made monthly.
(f)	Payments made annually.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.101%	BofA Securities LLC	12/20/20	$2,320	$(5,397)	$1,144	$(6,541)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.101	BofA Securities LLC	06/20/21	70	(480)	118	(598)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.101	Citibank NA	12/20/20	3,400	(7,909)	1,953	(9,862)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.101	Citibank NA	06/20/21	2,190	(15,021)	3,342	(18,363)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.101	JPMorgan Securities, Inc.	06/20/21	250	(1,715)	367	(2,082)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.101	UBS AG (London)	06/20/21	280	(1,920)	177	(2,097)

TOTAL						$(32,442)	$7,101	$(39,543)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000	0.254	MS & Co. Int. PLC	12/20/23	6,780	165,800	107,216	58,584

TOTAL						$133,358	$114,317	$19,041

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.143%	06/20/22	$1,210	$18,387	$15,044	$3,343
Republic of Colombia, 10.375%, 01/28/33	1.000	1.118	06/20/24	650	(2,624)	2,978	(5,602)
Republic of Peru, 8.750%, 11/21/33	1.000	0.613	12/20/24	1,000	16,581	17,760	(1,179)
Russian Federation, 7.500%, 03/31/30	1.000	1.165	06/20/25	200	(1,472)	(869)	(603)
State of Qatar, 9.750%, 06/15/30	1.000	0.387	12/20/24	950	24,926	22,761	2,165

TOTAL					$55,798	$57,674	$(1,876)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS(a)

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Appreciation/ Depreciation)*

Deutsche Bank AG	COP 3,068,000	Colombia Domestic Bond, 7.5%, 08/26/26	11/04/20	$11,839

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 127.2%
Collateralized Mortgage Obligations – 6.4%
Interest Only(a) – 2.4%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
$305,501	5.848%	05/15/41	$52,338
FHLMC REMIC Series 4286, Class SN(b) (-1x1M USD LIBOR + 6.000%)
2,589,162	5.848	12/15/43	472,339
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
246,584	5.898	03/15/44	42,988
FHLMC REMIC Series 4320, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
135,164	5.948	07/15/39	27,736
FHLMC REMIC Series 4456, Class IO
145,967	4.500	10/15/44	22,523
FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
238,914	5.948	05/15/45	49,855
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
1,052,624	5.848	05/15/46	182,386
FHLMC REMIC Series 4936, Class ES(b) (-1x 1M USD LIBOR + 6.000%)
378,241	5.848	12/25/49	46,511
FHLMC REMIC Series 4936, Class PS(b) (-1x 1M USD LIBOR + 6.000%)
329,689	5.848	12/25/49	39,928
FHLMC REMIC Series 4998, Class GI
949,982	4.000	08/25/50	131,029
FHLMC REMIC Series 5009, Class DI
1,486,085	2.000	09/25/50	125,675
FHLMC REMIC Series 5015, Class DI
363,553	4.000	09/25/50	49,161
FHLMC STRIPS Series 304, Class C45
175,590	3.000	12/15/27	10,141
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
323,297	6.622	04/25/37	74,379
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
415,922	6.152	03/25/38	85,003
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
215,392	6.402	12/25/41	38,449
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
300,103	6.522	07/25/42	53,385
FNMA REMIC Series 2015-34, Class LS(b) (-1x 1M USD LIBOR + 6.100%)
1,731,724	5.952	06/25/45	349,558
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
802,200	6.002	01/25/48	134,704
FNMA REMIC Series 2017-69, Class SG(b) (-1x1M USD LIBOR + 6.150%)
1,067,628	6.002	09/25/47	194,651

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
FNMA REMIC Series 2017-86, Class SB(b) (-1x1M USD LIBOR + 6.150%)
904,465	6.002	11/25/47	163,705
FNMA REMIC Series 2018-8, Class SA(b) (-1x 1M USD LIBOR + 6.150%)
746,021	6.002	02/25/48	113,079
FNMA REMIC Series 2019-81, Class SD(b) (-1x1M USD LIBOR + 6.000%)
449,940	5.852	01/25/50	66,490
FNMA REMIC Series 2020-45, Class AI
1,036,255	4.000	07/25/50	127,988
FNMA REMIC Series 2020-60, Class KI
2,219,154	2.000	09/25/50	189,429
FNMA REMIC Series 2020-60, Class NI
337,634	4.000	09/25/50	56,170
GNMA REMIC Series 2010-101, Class S(b) (-1x 1M USD LIBOR + 6.000%)
670,219	5.844	08/20/40	126,688
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
284,888	6.094	02/20/40	56,482
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
29,305	5.784	07/20/40	6,443
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
1,216,296	5.894	08/20/43	246,330
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
64,091	5.944	09/20/43	12,611
GNMA REMIC Series 2014-11, Class KI
137,633	4.500	12/20/42	9,608
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
2,911,866	5.444	08/20/44	534,058
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
457,214	5.944	10/20/43	63,944
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
225,073	5.444	09/20/44	39,775
GNMA REMIC Series 2014-158, Class SA(b) (-1x 1M USD LIBOR + 5.600%)
1,370,410	5.448	10/16/44	243,266
GNMA REMIC Series 2015-110, Class MS(b) (-1x 1M USD LIBOR + 5.710%)
885,104	5.554	08/20/45	146,051
GNMA REMIC Series 2015-111, Class IM
749,026	4.000	08/20/45	80,420
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
274,004	6.044	08/20/45	48,914
GNMA REMIC Series 2015-112, Class SB(b) (-1x 1M USD LIBOR + 5.740%)
262,253	5.584	08/20/45	43,457
GNMA REMIC Series 2015-119, Class SN(b) (-1x1M USD LIBOR + 6.250%)
567,056	6.094	08/20/45	101,091

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-129, Class IC
$541,920	4.500%	09/16/45	$80,371
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
150,920	6.044	11/20/45	29,887
GNMA REMIC Series 2015-57, Class AS(b) (-1x 1M USD LIBOR + 5.600%)
1,628,228	5.444	04/20/45	268,089
GNMA REMIC Series 2015-72, Class JI
47,623	3.500	05/20/45	3,041
GNMA REMIC Series 2015-83, Class PI
98,157	3.500	06/20/45	6,897
GNMA REMIC Series 2015-90, Class PI
61,617	3.500	04/20/45	2,740
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
274,716	6.044	01/20/46	45,888
GNMA REMIC Series 2016-138, Class DI
170,407	4.000	10/20/46	20,788
GNMA REMIC Series 2016-27, Class IA
565,636	4.000	06/20/45	49,881
GNMA REMIC Series 2016-4, Class SM(b) (-1x 1M USD LIBOR + 5.650%)
436,945	5.494	01/20/46	79,655
GNMA REMIC Series 2017-112, Class SJ(b) (-1x1M USD LIBOR + 5.660%)
844,371	5.504	07/20/47	129,730
GNMA REMIC Series 2018-105, Class SC(b) (-1x1M USD LIBOR + 6.200%)
507,424	6.044	08/20/48	78,364
GNMA REMIC Series 2018-124, Class SN(b) (-1x1M USD LIBOR + 6.200%)
1,412,823	6.044	09/20/48	258,804
GNMA REMIC Series 2018-139, Class SQ(b) (-1x1M USD LIBOR + 6.150%)
907,729	5.994	10/20/48	138,983
GNMA REMIC Series 2018-67, Class PS(b) (-1x1M USD LIBOR + 6.200%)
1,348,381	6.044	05/20/48	219,949
GNMA REMIC Series 2018-72, Class IB
2,026,726	4.000	04/20/46	255,197
GNMA REMIC Series 2019-1, Class SN(b) (-1x1M USD LIBOR + 6.050%)
733,353	5.894	01/20/49	109,494
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
1,232,142	5.944	09/20/49	197,375
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,338,011	5.944	09/20/49	192,548
GNMA REMIC Series 2019-128, Class IO
1,094,097	4.000	10/20/49	131,565
GNMA REMIC Series 2019-129, Class AI
1,624,259	3.500	10/20/49	188,533
GNMA REMIC Series 2019-151, Class IA
4,573,638	3.500	12/20/49	478,639

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2019-151, Class NI
4,131,828	3.500	10/20/49	357,394
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
1,351,093	3.634	02/20/49	116,076
GNMA REMIC Series 2019-4, Class SJ(b) (-1x1M USD LIBOR + 6.050%)
1,271,411	5.894	01/20/49	203,079
GNMA REMIC Series 2019-6, Class SA(b) (-1x1M USD LIBOR + 6.050%)
453,073	5.894	01/20/49	69,747
GNMA REMIC Series 2019-78, Class SE(b) (-1x1M USD LIBOR + 6.100%)
497,032	5.944	06/20/49	76,692
GNMA REMIC Series 2019-97, Class SC(b) (-1x1M USD LIBOR + 6.100%)
1,006,132	5.944	08/20/49	157,200
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,576,069	5.894	08/20/49	241,966
GNMA Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
954,597	5.544	01/20/48	158,177

			9,005,487

Regular Floater(b) – 1.5%
FHLMC REMIC Series 2020-DNA3, Class M2(c) (1M USD LIBOR + 3.000%)
530,000	3.148	06/25/50	531,480
FHLMC REMIC Series 4103, Class BF (1M USD LIBOR + 0.350%)
198,948	0.502	12/15/38	199,159
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
80,366	0.598	07/25/41	81,287
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,871,649	0.548	12/25/57	1,889,545
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
3,118,586	0.452	12/16/47	3,132,630

			5,834,101

Sequential Fixed Rate – 1.9%
FHLMC REMIC Series 2042, Class N
28,664	6.500	03/15/28	32,217
FHLMC REMIC Series 3748, Class D
231,620	4.000	11/15/39	237,537
FHLMC REMIC Series 4577, Class HM(d)
569,559	4.000	12/15/50	644,132
FNMA REMIC Series 2000-16, Class ZG
106,492	8.500	06/25/30	129,605
FNMA REMIC Series 2005-59, Class KZ
663,470	5.500	07/25/35	769,487
FNMA REMIC Series 2011-52, Class GB
354,819	5.000	06/25/41	407,368
FNMA REMIC Series 2011-99, Class DB
381,795	5.000	10/25/41	437,197

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
$54,276	7.000%	10/25/42	$67,098
FNMA REMIC Series 2012-153, Class B
211,664	7.000	07/25/42	267,409
FNMA REMIC Series 2017-87, Class EA
3,752,241	3.000	04/25/44	4,038,336

			7,030,386

Sequential Floating Rate(b) – 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
35,748	3.574	04/25/35	35,741
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
206,020	3.665	07/25/35	203,547
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
64,921	2.519	09/25/35	55,709
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
850,000	3.398	05/25/25	860,102
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
26,029	5.448	10/25/28	27,386
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2 (1M USD LIBOR + 4.250%)
231,766	4.398	04/25/29	238,842
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
62,775	0.636	01/19/36	58,340
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
27,308	0.868	10/25/34	26,032
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
238,981	2.876	10/25/34	242,258
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
184,975	3.750	05/28/52	197,522
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
236,584	3.500	07/25/49	242,286

			2,187,765

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$24,057,739

Commercial Mortgage-Backed Securities – 3.9%
Sequential Fixed Rate – 3.5%
Bank Series 2018-BK15, Class D
$800,000	3.000%	11/15/61	$590,726
BBCMS Mortgage Trust Series 2018-C2, Class A4
2,650,000	4.047	12/15/51	3,080,167
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	2,117,789
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(c)
1,000,000	3.000	09/15/50	698,090
JPMBD Commercial Mortgage Series 2017-C7, Class D
670,000	3.000	10/15/50	505,805

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139	10/15/51	4,503,245
Morgan Stanley Capital I Trust Series 2018-L1, Class D(c)
900,000	3.000	10/15/51	762,321
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D
300,000	3.000	07/15/50	213,540
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(c)
300,000	3.401	03/15/50	261,066
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D
500,000	2.500	02/15/53	400,660

			13,133,409

Sequential Floating Rate(b) – 0.4%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(c) (1M USD LIBOR + 0.900%)
206,019	1.052	09/15/35	203,915
BANK 2018-BNK15 Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,079,872

			1,283,787

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$14,417,196

Federal Agencies – 116.9%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$6,664	3.774%	10/01/34	$6,952
(1 Year CMT + 2.204%)
10,433	3.168	09/01/33	10,848
(1 Year CMT + 2.250%)
19,506	3.761	04/01/33	20,416
9,837	4.006	11/01/34	10,246
8,757	3.779	02/01/35	9,177
32,413	3.446	06/01/35	33,903

			91,542

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.194%)
11,586	3.851	02/01/35	12,134
(1 Year CMT + 2.206%)
3,017	2.941	07/01/33	3,151
(1 Year CMT + 2.272%)
67,846	2.669	06/01/33	70,862
(1 Year CMT + 2.309%)
908	3.402	04/01/34	947
(12M USD LIBOR + 1.621%)
19,323	3.621	03/01/35	20,249
(12M USD LIBOR + 1.642%)
22,053	3.615	12/01/33	22,979
(12M USD LIBOR + 1.670%)
10,470	3.651	11/01/34	10,937
(12M USD LIBOR + 1.810%)
13,161	3.807	04/01/35	13,879

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.978%)
$30,043	3.890%	05/01/35	$31,742
(6M USD LIBOR + 1.412%)
4,071	2.617	06/01/33	4,190
(COF + 1.250%)
507	1.990	07/01/22	506
6,411	1.932	07/01/27	6,381
7,445	1.932	11/01/27	7,411
4,316	1.932	01/01/31	4,290
5,999	1.932	06/01/32	5,962
6,097	1.990	08/01/32	6,059
8,748	1.990	05/01/33	8,693
69,197	2.005	08/01/33	68,799
2,737	1.932	11/01/35	2,720
15,750	1.932	12/01/37	15,671
7,746	1.932	01/01/38	7,709
6,822	1.932	11/01/40	6,782

			332,053

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
5,746	2.875	06/20/23	5,839
2,966	3.250	07/20/23	3,011
2,996	3.250	08/20/23	3,042
6,466	3.250	09/20/23	6,549
2,374	3.000	03/20/24	2,416
21,096	2.875	04/20/24	21,509
2,872	2.875	05/20/24	2,933
24,734	2.875	06/20/24	25,221
14,917	3.250	07/20/24	15,164
20,833	3.250	08/20/24	21,171
6,534	3.250	09/20/24	6,635
8,287	3.125	11/20/24	8,458
9,425	3.125	12/20/24	9,665
5,537	3.000	01/20/25	5,659
3,375	3.000	02/20/25	3,450
12,933	2.875	05/20/25	13,250
11,126	3.250	07/20/25	11,364
4,617	3.000	02/20/26	4,719
249	3.250	07/20/26	254
12,374	3.000	01/20/27	12,695
5,118	3.000	02/20/27	5,243
39,604	2.875	04/20/27	40,612
4,119	2.875	05/20/27	4,225
5,991	2.875	06/20/27	6,146
2,171	3.125	11/20/27	2,223
6,645	3.125	12/20/27	6,810
14,102	3.000	01/20/28	14,464
4,773	3.000	02/20/28	4,899
5,190	3.000	03/20/28	5,324
23,746	3.250	07/20/29	24,330
14,224	3.250	08/20/29	14,567
2,949	3.250	09/20/29	3,023
12,275	3.125	10/20/29	12,610
18,253	3.125	11/20/29	18,751
3,518	3.125	12/20/29	3,617
4,870	3.000	01/20/30	5,012

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
2,008	3.000	02/20/30	2,066
13,731	3.000	03/20/30	14,126
14,541	2.875	04/20/30	14,983
38,778	2.875	05/20/30	40,108
4,422	2.875	06/20/30	4,561
31,957	3.250	07/20/30	33,028
6,856	3.250	09/20/30	7,088
10,390	3.125	10/20/30	10,681

			481,501

FHLMC – 12.3%
52,520	5.000	10/01/33	60,175
2,618	5.000	07/01/35	3,016
1,776	4.500	08/01/35	1,985
4,743	4.500	09/01/35	5,302
1,715	4.500	10/01/35	1,918
63,911	5.000	12/01/35	73,421
1,941	5.000	02/01/37	2,231
24,206	4.500	01/01/38	27,064
1,045	4.500	06/01/38	1,169
40,027	4.500	09/01/38	45,161
197	4.500	01/01/39	221
21,847	4.500	02/01/39	24,578
8,421	4.500	03/01/39	9,469
1,946	4.500	04/01/39	2,188
62,340	4.500	05/01/39	70,099
160,421	5.000	05/01/39	183,449
184,875	4.500	06/01/39	207,888
2,751	4.500	07/01/39	3,093
289,921	5.000	07/01/39	334,111
4,420	4.500	08/01/39	4,970
10,534	4.500	09/01/39	11,845
2,371	4.500	10/01/39	2,667
1,532	4.500	11/01/39	1,722
5,831	4.500	12/01/39	6,557
6,497	4.500	01/01/40	7,305
4,349	4.500	04/01/40	4,884
7,018	4.500	05/01/40	7,881
15,945	4.000	06/01/40	17,574
9,962	4.500	06/01/40	11,187
6,353	4.500	07/01/40	7,134
1,695	4.500	08/01/40	1,903
8,219	5.000	08/01/40	9,367
11,926	5.000	10/01/40	13,676
138,498	4.000	02/01/41	152,830
39,591	4.500	02/01/41	44,466
6,854	4.500	03/01/41	7,698
15,125	4.500	04/01/41	16,987
15,658	4.500	05/01/41	17,586
31,570	4.500	06/01/41	35,458
2,298	5.000	06/01/41	2,630
73,814	4.500	08/01/41	82,903
83,142	4.500	09/01/41	93,370
56,358	4.000	10/01/41	63,105
8,814	4.000	11/01/41	9,747
5,092	4.500	12/01/41	5,719
554,368	4.000	03/01/42	612,519

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$66,280	4.500%	03/01/42	$74,441
30,884	3.000	05/01/42	32,980
342,433	3.500	06/01/42	376,593
702,350	4.500	06/01/42	788,254
103,282	3.000	08/01/42	111,605
94,447	3.500	08/01/42	102,561
41,594	3.000	10/01/42	44,858
248,080	3.500	10/01/42	269,392
559,056	3.000	11/01/42	609,446
165,002	3.500	11/01/42	179,177
999,959	3.000	12/01/42	1,090,093
1,713,214	3.000	01/01/43	1,866,615
161,763	3.000	02/01/43	173,479
2,097,588	3.500	08/01/43	2,272,799
936,739	4.000	08/01/43	1,038,958
545,278	4.000	01/01/44	602,175
597,848	3.500	02/01/44	647,821
493,794	3.500	06/01/44	545,302
14,610	4.000	11/01/44	16,395
63,685	3.500	02/01/45	70,609
104,298	3.500	03/01/45	115,638
17,114	3.500	08/01/45	18,498
23,668	3.500	09/01/45	25,582
42,669	3.500	11/01/45	46,093
3,278,070	3.500	03/01/46	3,588,476
522,369	3.500	05/01/46	565,968
686,886	3.500	06/01/46	740,719
259,765	3.500	07/01/46	280,286
38,123	3.500	10/01/46	41,063
62,655	3.500	12/01/46	67,487
11,840,406	3.000	05/01/47	12,818,387
410,609	3.500	12/01/47	448,820
3,911,185	3.000	01/01/48	4,209,674
2,679,925	4.000	06/01/48	2,890,742
2,461,373	4.000	07/01/48	2,654,997
4,037,254	3.500	12/01/48	4,267,945

			46,004,156

FNMA – 6.9%
2,437	7.000	08/01/31	2,854
105,881	3.500	07/01/42	114,937
103,328	3.500	08/01/42	112,167
87,118	3.500	09/01/42	94,569
10,250	3.500	10/01/42	11,127
19,519	3.500	11/01/42	21,189
10,712	3.500	01/01/43	11,628
228,301	3.500	02/01/43	247,829
27,441	3.500	05/01/43	29,737
984,155	3.500	07/01/43	1,066,493
503,692	3.500	01/01/44	546,777
20,508	3.500	12/01/44	22,102
399,347	4.000	03/01/45	436,554
197,438	4.000	04/01/45	215,833
2,149,870	4.500	06/01/51	2,416,163
3,971,609	4.000	05/01/56	4,452,105
4,489,074	4.000	07/01/56	5,033,577
2,511,597	3.500	08/01/56	2,777,451

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
4,135,192	3.500	10/01/56	4,611,671
3,222,120	4.000	02/01/57	3,611,941

			25,836,704

GNMA – 53.5%
3,464	6.000	04/15/26	3,681
178	6.500	01/15/32	195
899	6.500	02/15/32	1,028
258,219	5.500	04/15/33	293,513
4,571	5.000	11/15/33	5,146
734	6.500	08/15/34	858
572	6.500	02/15/36	672
1,514	6.500	03/15/36	1,778
3,079	6.500	04/15/36	3,565
9,706	6.500	05/15/36	11,412
5,198	6.500	06/15/36	6,109
25,462	6.500	07/15/36	29,920
28,540	6.500	08/15/36	33,479
54,028	6.500	09/15/36	63,830
22,048	6.500	10/15/36	25,922
31,102	6.500	11/15/36	36,780
13,205	6.500	12/15/36	15,504
8,895	6.500	01/15/37	10,472
1,626	6.500	03/15/37	1,908
3,470	6.500	04/15/37	4,087
2,186	6.500	05/15/37	2,447
1,956	6.500	08/15/37	2,306
8,752	6.500	09/15/37	10,268
9,666	6.500	10/15/37	11,496
3,483	6.500	11/15/37	4,062
2,245	6.500	05/15/38	2,658
2,170	6.500	02/15/39	2,563
262,773	5.000	01/20/40	299,769
263,494	4.500	05/15/40	295,570
125,659	5.000	07/15/40	132,634
153,120	3.500	09/15/42	166,581
260,837	3.500	02/15/45	281,077
64,784	4.000	05/20/45	70,898
50,636	4.000	07/20/45	55,257
93,280	4.000	10/20/45	101,793
286,741	4.000	01/20/46	312,190
1,099,776	4.500	03/20/46	1,213,977
2,885,013	3.000	06/20/46	3,047,321
782,987	3.500	10/20/46	836,748
11,487	3.500	02/20/47	12,275
4,817,341	4.500	02/20/47	5,213,137
17,848	3.500	03/20/47	19,047
546,105	4.500	03/20/47	597,693
2,794,780	3.500	04/20/47	2,990,008
30,998	3.500	05/20/47	33,080
3,122,156	4.500	05/20/47	3,412,213
4,717,777	4.000	06/20/47	5,084,891
536,704	4.500	06/20/47	586,565
166,945	4.500	07/20/47	181,932
44,526	3.500	08/20/47	47,518
1,622,213	4.500	08/20/47	1,767,852
10,888	3.500	09/20/47	11,620

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$17,916	3.500%	10/20/47		$19,119
1,175,471	3.500	11/20/47		1,254,445
16,604	3.500	12/20/47		17,719
3,226,826	3.500	01/20/48		3,443,620
907,628	4.500	09/20/48		981,738
1,264,028	5.000	09/20/48		1,377,211
6,213,285	5.000	11/20/48		6,756,038
2,803,129	4.500	12/20/48		3,023,472
2,794,907	5.000	12/20/48		3,037,305
89,452	3.500	01/20/49		95,461
4,061,338	4.500	01/20/49		4,379,314
2,679,524	5.000	01/20/49		2,911,916
3,172,115	4.000	02/20/49		3,379,550
2,004,420	4.500	03/20/49		2,158,690
4,352,303	5.000	03/20/49		4,729,773
3,850,169	4.000	04/20/49		4,095,627
2,434,381	4.000	05/20/49		2,588,437
461,617	5.000	06/20/49		501,364
7,000,000	3.000	07/20/49		7,328,624
4,563,166	4.500	10/20/49		4,911,980
104,402	4.500	11/20/49		112,051
923,002	4.500	12/20/49		990,624
11,000,008	3.500	01/20/50		11,586,530
6,983,548	3.000	08/20/50		7,378,669
42,000,000	2.000	TBA-30yr	(e)	43,597,611
46,000,000	2.500	TBA-30yr	(e)	48,267,604
3,000,000	5.000	TBA-30yr	(e)	3,252,800
1,000,000	4.000	TBA-30yr	(e)	1,062,553

				200,597,150

UMBS – 23.2%
70	5.500	01/01/21		71
1,001	7.000	09/01/21		1,016
6,360	7.000	06/01/22		6,563
3,422	7.000	07/01/22		3,544
405	4.500	04/01/23		418
42,580	5.000	07/01/23		46,612
6,078	5.000	12/01/23		6,644
11,236	5.000	07/01/25		12,309
4,351,448	5.000	09/01/31		4,760,956
2,427	5.000	01/01/33		2,777
212,819	4.500	07/01/36		238,989
21,053	4.500	12/01/36		23,642
179,192	4.500	02/01/39		201,465
4,200	4.500	03/01/39		4,722
5,209	4.500	05/01/39		5,857
3,215	4.500	07/01/39		3,617
3,549	4.000	08/01/39		3,911
9,794	4.500	09/01/39		11,012
12,251	4.500	10/01/39		13,774
30,790	4.500	02/01/40		34,633
5,013	4.500	03/01/40		5,636
74,850	4.500	04/01/40		84,040
26,366	4.500	06/01/40		29,657
5,161	4.500	09/01/40		5,805
6,243	4.500	12/01/40		7,010
72,352	4.500	01/01/41		81,236

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
20,925	4.500	04/01/41		23,498
36,414	4.500	06/01/41		40,891
29,783	4.500	07/01/41		33,445
125,980	4.500	08/01/41		140,798
148,859	4.500	09/01/41		167,163
116,788	3.500	10/01/41		128,785
104,946	4.500	10/01/41		117,850
34,463	3.500	11/01/41		38,003
94,372	4.500	11/01/41		105,977
52,101	4.500	12/01/41		58,507
119,876	3.500	01/01/42		132,340
66,090	4.500	01/01/42		74,217
15,504	3.500	02/01/42		16,874
492,323	4.000	03/01/42		543,710
6,666	4.500	03/01/42		7,662
93,403	4.000	04/01/42		103,152
18,281	4.500	04/01/42		20,593
8,940	3.500	05/01/42		9,770
45,029	3.500	06/01/42		49,753
85,805	3.000	09/01/42		92,093
30,266	3.500	09/01/42		33,442
199,133	3.500	10/01/42		220,024
475,642	3.000	12/01/42		512,066
87,380	3.500	12/01/42		96,547
99,312	3.000	01/01/43		108,792
37,210	3.000	02/01/43		40,763
289,843	3.500	02/01/43		319,371
981,755	3.000	03/01/43		1,075,758
1,152,112	3.500	03/01/43		1,259,867
1,065,344	3.000	04/01/43		1,168,386
1,226,077	3.500	04/01/43		1,328,192
430,647	2.500	05/01/43		457,963
1,301,108	3.000	05/01/43		1,426,954
204,243	3.500	05/01/43		221,699
47,635	3.000	06/01/43		52,242
804,430	3.500	06/01/43		880,271
385,106	3.000	07/01/43		422,354
2,869,732	3.500	07/01/43		3,121,163
1,411,318	3.500	08/01/43		1,529,784
43,987	3.500	09/01/43		48,602
97,620	3.500	01/01/44		107,709
35,613	3.500	08/01/44		38,293
77,291	3.500	09/01/44		84,153
121,202	3.500	10/01/44		135,736
46,752	5.000	12/01/44		52,332
36,966	3.500	01/01/45		40,994
408,097	4.000	02/01/45		449,729
137,893	3.500	03/01/45		152,207
81,188	3.500	04/01/45		87,828
835,145	3.500	05/01/45		934,507
2,080,534	4.500	06/01/45		2,316,662
117,476	3.500	07/01/45		127,011
19,596	3.500	11/01/45		21,162
473,647	4.000	11/01/45		516,917
365,424	3.500	01/01/46		395,083
711,517	3.500	03/01/46		794,583
308,065	4.000	03/01/46		334,572

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$103,159	3.500%	04/01/46	$115,368
663,234	3.500	05/01/46	719,344
190,621	4.000	06/01/46	206,184
526,353	4.500	06/01/46	574,443
528,533	3.000	07/01/46	556,854
549,079	4.000	07/01/46	593,907
304,792	3.000	08/01/46	321,124
708,137	4.000	08/01/46	765,950
1,074,068	3.000	09/01/46	1,131,623
385,877	3.000	10/01/46	406,554
330,339	4.000	10/01/46	357,309
1,417,268	3.000	11/01/46	1,502,578
615,657	3.000	12/01/46	648,648
2,505,180	3.000	01/01/47	2,639,421
112,710	3.000	02/01/47	118,750
2,014,187	4.000	02/01/47	2,179,072
1,397,261	4.500	02/01/47	1,555,841
378,759	3.000	04/01/47	399,530
1,297,414	3.500	06/01/47	1,373,269
357,244	4.500	11/01/47	396,246
3,274,843	4.000	02/01/48	3,565,633
2,647,842	3.500	03/01/48	2,801,517
708,825	4.500	05/01/48	792,636
1,331,741	3.500	06/01/48	1,409,644
14,215	5.000	10/01/48	16,154
3,114,653	3.500	11/01/48	3,296,850
3,250,761	5.000	11/01/48	3,666,252
3,870,871	4.000	01/01/49	4,242,407
2,345,433	5.000	02/01/49	2,703,847
1,550,268	3.500	07/01/49	1,692,306
4,355,621	5.000	07/01/49	4,808,570
1,019,232	3.500	08/01/49	1,113,422
6,982,585	5.000	09/01/49	7,674,518
3,834,930	5.000	03/01/50	4,203,889

			86,964,375

UMBS, 30 Year, Single Family(e) – 20.8%
10/14/20 32,000,000	2.000	TBA-30yr	33,050,993
35,000,000	3.000	TBA-30yr	36,671,084
5,000,000	3.500	TBA-30yr	5,271,874
3,000,000	4.500	TBA-30yr	3,245,390

			78,239,341

TOTAL FEDERAL AGENCIES			$438,546,822

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $464,482,772)			$477,021,757

Asset-Backed Securities(b) – 9.1%
Collateralized Loan Obligations(c) – 5.3%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.302%	06/15/28	$1,283,790
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.350	05/17/31	790,734

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
1,000,000	2.857	07/20/30	1,003,236
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
600,000	3.337	07/20/30	592,739
Crown City CLO I Series 2020-1A, Class C (3M USD LIBOR + 4.620%)
2,500,000	4.927	07/20/30	2,435,732
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
488,964	1.525	07/15/26	487,135
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	2.422	04/15/33	1,488,072
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,850,000	1.999	07/20/31	1,853,852
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
303,589	1.532	07/20/26	303,531
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,485,061	1.072	01/18/28	1,473,453
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	1.785	04/15/31	966,025
Pikes Peak CLO 6 Series 2020-6A, Class C (3M USD LIBOR + 4.040%)
800,000	4.436	08/18/30	806,605
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	1.672	01/21/31	815,787
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	2.072	01/21/31	510,891
TCW CLO Ltd. Series 2020-1A, Class C (3M USD LIBOR + 4.300%)
1,250,000	5.060	04/20/28	1,251,155
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
612,878	1.432	10/20/26	612,278
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	1.378	10/22/29	2,078,156
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
925,000	2.916	07/28/30	931,301

			19,684,472

Student Loan – 3.8%
Academic Loan Funding Trust Series 2013-1A, Class A(c) (1M USD LIBOR + 0.800%)
3,202,412	0.948	12/26/44	3,053,995
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
273,226	0.848	12/26/35	267,777

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan – (continued)
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
$2,552,438	1.348%	12/27/66	$2,538,307
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c) (1M USD LIBOR + 0.800%)
48,696	0.948	06/25/26	48,639
Goal Capital Funding Trust Series 2010-1, Class A(c) (3M USD LIBOR + 0.700%)
1,075,265	0.950	08/25/48	1,055,228
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
1,170,763	1.300	05/25/34	1,170,760
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
753,286	1.145	07/25/45	738,744
PHEAA Student Loan Trust Series 2011-1A, Class A1(c) (3M USD LIBOR + 1.100%)
1,450,418	1.325	06/25/38	1,435,677
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
3,315,470	0.738	08/25/40	3,303,247
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
764,999	1.298	09/25/65	762,158

			14,374,532

TOTAL ASSET-BACKED SECURITIES (Cost $34,385,735)			$34,059,004

U.S. Treasury Obligations(f) – 8.9%
United States Treasury Bills
$17,500,000	0.000%	10/22/20	$17,499,227
15,000,000	0.000	11/10/20	14,998,625
1,000,000	0.000 (g)	12/03/20	999,825

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,497,346)			$33,497,677

Shares	Dividend Rate		Value

Investment Company(h) – 2.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,583,963	0.027%		$8,583,963
(Cost $8,583,963)

TOTAL INVESTMENTS – 147.5% (Cost $540,949,816)			$553,162,401

LIABILITIES IN EXCESS OF OTHER ASSETS – (47.5)%			(178,100,614)

NET ASSETS – 100.0%			$375,061,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on September 30, 2020.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $174,419,909 which represents approximately 46.5% of the Fund’s net assets as of September 30, 2020.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar

Investment Abbreviations:
CDOR	—Canadian Dollar Offered Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
COF	—Cost of Funds Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTA	—Monthly Treasury Average
PI	—Private Investment
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At September 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
UMBS, 30 Year, Single Family	4.000%	TBA-30yr	11/12/20	$(10,000,000)	$(10,676,174)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	10/14/20	(15,000,000)	(16,433,255)

TOTAL (Proceeds Receivable: $(27,125,859))					$(27,109,429)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Ultra 10 Year U.S. Treasury Notes	1	12/21/20	$159,922	$(314)
10 Year U.S. Treasury Notes	53	12/21/20	7,395,156	(5,780)

Total				$(6,094)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(11)	12/21/20	(2,439,938)	(6,059)
2 Year U.S. Treasury Notes	(234)	12/31/20	(51,704,859)	(28,582)
5 Year U.S. Treasury Notes	(137)	12/31/20	(17,266,281)	(9,085)
20 Year U.S. Treasury Bonds	(44)	12/21/20	(7,756,375)	(18,971)

Total				$(62,697)

TOTAL FUTURES CONTRACTS				$(68,791)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3M CDOR(a)	0.840%(a)	06/24/24	CAD	14,480	(b)	$13,928	$4,501	$9,427
1M LIBOR+0.090%(c)	3M LIBOR(c)	07/25/24		$9,700		5,926	157	5,769
3M LIBOR(c)	1.000(a)	12/16/25		1,060	(b)	33,385	33,808	(423)
3M LIBOR(c)	0.980(a)	05/21/30		2,540	(b)	(6,987)	(4,130)	(2,857)
1.140(a)	3M CDOR(a)	06/24/30	CAD	2,990	(b)	2,518	(729)	3,247
1.160(a)	3M LIBOR(c)	05/21/35		$2,740	(b)	32,758	3,818	28,940
0.855(a)	3M LIBOR(c)	04/09/45		1,260	(b)	24,451	45	24,406
3M LIBOR(c)	0.845(a)	04/10/50		1,280	(b)	(20,746)	46	(20,792)

TOTAL						$85,233	$37,516	$47,717

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made quarterly.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received by the Fund(a)	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Market Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 8	3.000%	11.810%	Citibank NA	10/17/57	$1,300	$(364,163)	$(344,379)	$(19,784)
Markit CMBX Series 9	3.000	9.660	JPMorgan Securities, Inc.	09/17/58	1,200	(315,537)	(5,505)	(310,032)
Markit CMBX Series 10	3.000	8.190	JPMorgan Securities, Inc.	11/17/59	2,450	(602,047)	(7,302)	(594,745)
Markit CMBX Series 11	2.000	3.520	JPMorgan Securities, Inc.	11/18/54	2,500	(233,343)	(393,256)	159,913
Markit CMBX Series 11	3.000	7.210	JPMorgan Securities, Inc.	11/18/54	2,400	(549,139)	(32,604)	(516,535)

TOTAL						$(2,064,229)	$(783,046)	$(1,281,183)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	1.100%	03/17/2021	5,000,000	$5,000,000	$53,099	$60,000	$(6,901)
Written option contracts
Calls
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(3,000,000)	(3,000,000)	—	(27,150)	27,150
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,100,000)	(3,100,000)	(26,499)	(34,255)	7,756
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,100,000)	(4,100,000)	(28,638)	(43,030)	14,392
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(5,000,000)	(5,000,000)	(32,906)	(40,000)	7,094
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(5,000,000)	(5,000,000)	(19,548)	(22,825)	3,277

				(20,200,000)	$(20,200,000)	$(107,591)	$(167,260)	$59,669
Puts
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,100,000)	(3,100,000)	(10,349)	(34,255)	23,906
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,100,000)	(4,100,000)	(21,606)	(43,029)	21,423
				(7,200,000)	$(7,200,000)	$(31,955)	$(77,284)	$45,329

Total written option contracts				(27,400,000)	$(27,400,000)	$(139,546)	$(244,544)	$104,998

TOTAL				(22,400,000)	$(22,400,000)	$(86,447)	$(184,544)	$98,097

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities

September 30, 2020 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund
Assets:
Investments of unaffiliated issuers, at value (cost $1,201,202,253, $1,972,322,696 and $1,288,787,821, respectively)	$1,137,632,124	$1,965,585,690	$1,228,443,472
Investments of affiliated issuers, at value (cost $19,607,232, $0 and $11,459,700, respectively)	19,607,232	—	11,459,700
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost	—	—	10,001,150
Cash	21,470,235	30,446,275	27,093,794
Foreign currencies, at value (cost $210,328, $2,210 and $40,065 respectively)	173,493	2,226	41,156
Unrealized gain on swap contracts	215,006	—	—
Unrealized gain on forward foreign currency exchange contracts	3,419,080	52,520	106,250
Variation margin on swaps contracts	508,416	—	—
Variation margin on futures contracts	—	—	52,847
Receivables:
Collateral on certain derivative contracts(a)	62,113,380	19,363,789	2,090,229
Interest and dividends	14,652,989	30,961,570	7,104,462
Investments sold	12,925,957	24,714,685	19,945,953
Fund shares sold	1,613,921	1,524,657	502,462
Upfront payments made on swap contracts	144,776	—	—
Reimbursement from investment adviser	51,499	54,442	124,461
Investments sold on an extended-settlement basis	—	460,688	—
Securities lending income	—	—	5,035
Due from broker — upfront payment	—	3,297,957	552,553
Unfunded Loan Commitment	—	316	2,214
Other assets	37,766	57,458	125,446

Total assets	1,274,565,874	2,076,522,273	1,307,651,184

Liabilities:
Unrealized loss on swap contracts	1,391,226	—	—
Unrealized loss on forward foreign currency exchange contracts	4,144,375	22,595	—
Variation margin on swaps contracts	—	4,561,125	517,084
Variation margin on futures contracts	854,711	835,617	—
Payables:
Investments purchased on an extended — settlement basis	4,840,924	21,684,563	—
Fund shares redeemed	2,399,288	6,077,898	4,016,522
Management fees	848,300	1,183,753	608,452
Upfront payments received on swap contracts	269,272	—	—
Income distributions	235,997	180,311	2,871
Investments purchased	167,034	3,681,259	32,712,689
Distribution and Service fees and Transfer Agency fees	65,647	94,968	33,906
Due to broker	39,980	—	—
Payable upon return of securities loaned	—	—	10,001,150
Accrued expenses	695,531	350,749	883,643

Total liabilities	15,952,285	38,672,838	48,776,317

Net Assets:
Paid-in capital	1,454,112,036	2,554,459,584	1,719,588,276
Total distributable earnings (loss)	(195,498,447)	(516,610,149)	(460,713,409)

NET ASSETS	$1,258,613,589	$2,037,849,435	$1,258,874,867
Net Assets:
Class A	$37,071,531	$124,797,277	$3,107,223
Class C	12,806,987	9,224,798	608,873
Institutional	925,939,796	265,388,939	142,540,770
Service	—	7,088,031	—
Investor	68,391,463	14,494,830	935,092
Class R6	184,369,222	52,685,905	19,344,792
Class R	—	6,180,454	13,840
Class P	30,034,590	1,557,989,201	1,092,324,277
Total Net Assets	$1,258,613,589	$2,037,849,435	$1,258,874,867
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,078,315	20,311,704	345,353
Class C	1,064,020	1,500,389	67,665
Institutional	76,792,037	43,092,461	15,833,896
Service	—	1,154,722	—
Investor	5,670,277	2,354,959	103,683
Class R6	15,291,289	8,540,350	2,146,816
Class R	—	1,007,048	1,539
Class P	2,492,213	252,977,725	121,186,396
Net asset value, offering and redemption price per share:(b)
Class A	$12.04	$6.14	$9.00
Class C	12.04	6.15	9.00
Institutional	12.06	6.16	9.00
Service	—	6.14	—
Investor	12.06	6.16	9.02
Class R6	12.06	6.17	9.01
Class R	—	6.14	9.00	•
Class P	12.05	6.16	9.01

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Emerging Markets Debt	$5,122,003	$48,551,377	$8,440,000
High Yield	3,467,269	15,896,520	—

High Yield Floating Rate	326,964	1,383,265	380,000

(b)	Maximum public offering price per share for Class A Shares of Emerging Markets Debt, High Yield and High Yield Floating Rate Funds is $12.61 $6.43 and $9.21, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Assets and Liabilities (continued)

September 30, 2020 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund

Assets:
Investments of unaffiliated issuers, at value (cost $603,835,290, $76,730,984 and $532,365,853, respectively)	$646,824,911	$70,018,760	$544,578,438
Investments of affiliated issuers, at value (cost $0, $4,006,774 and $8,583,963, respectively)	—	4,006,774	8,583,963
Purchased options, at value (premium paid $0, $0 and $60,000, respectively)	—	—	53,099
Cash	604,057	564,852	6,592,775
Foreign currencies, at value (cost $8, $528,496 and $0, respectively)	—	500,074	—
Unrealized gain on swap contracts	—	588,467	159,913
Unrealized gain on forward foreign currency exchange contracts	9,647	750,010	—
Unrealized gain on non-deliverable bond forwards contracts	—	11,839	—
Variation margin on swaps contracts	145,912	50,342	2,323
Variation margin on futures contracts	—	1,480	49,955
Receivables:
Collateral on certain derivative contracts(a)	10,174,342	3,385,740	2,107,522
Fund shares sold	7,206,220	231	120,925
Interest	6,266,480	1,027,159	1,139,076
Due from broker — upfront payment	296,836	—	342,008
Reimbursement from investment adviser	38,187	45,257	14,753
Upfront payments made on swap contracts	—	115,026	—
Due from broker	—	2,712	—
Investments sold on an extended-settlement basis	—	—	142,745,195
Investments sold	—	—	3,769
Other assets	33,652	23,657	43,175

Total assets	671,600,244	81,092,380	706,536,889

Liabilities:
Foreign currency overdraft, at value (identified cost $0, $0 and $2,845, respectively)	—	—	2,823
Forward sale contracts, at value (proceeds received $0, $0 and $27,125,859, respectively)	—	—	27,109,429
Written option contracts, at value (premium received $147,960, $0 and $244,544, respectively)	93,218	—	139,546
Unrealized loss on swap contracts	—	56,536	1,441,096
Unrealized loss on forward foreign currency exchange contracts	—	876,254	—
Variation margin on futures contracts	480,241	—	—
Payables:
Investments purchased on an extended — settlement basis	4,298,612	—	297,339,616
Fund shares redeemed	605,453	91,685	903,433
Management fees	185,238	52,195	103,954
Income distributions	26,634	5,481	52,553
Distribution and Service fees and Transfer Agency fees	20,786	6,343	22,726
Collateral on certain derivative contracts(b)	—	510,000	30,000
Investments purchased	—	256,284	3,234,665
Upfront payments received on swap contracts	—	1,488	783,046
Accrued expenses	177,836	395,025	312,215

Total liabilities	5,888,018	2,251,291	331,475,102

Net Assets:
Paid-in capital	614,901,006	244,063,231	371,279,853
Total distributable earnings (loss)	50,811,220	(165,222,142)	3,781,934

NET ASSETS	$665,712,226	$78,841,089	$375,061,787
Net Assets:
Class A	$10,731,147	$5,037,812	$36,297,923
Class C	—	3,062,095	—
Institutional	77,030,936	12,133,689	37,588,739
Separate Account Institutional	259,569,915	—	223,893,377
Investor	11,969,546	4,372,215	44,436,106
Class R6	1,117,480	24,535,668	19,575,675
Class P	305,293,202	29,699,610	13,269,967
Total Net Assets	$665,712,226	$78,841,089	$375,061,787
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,072,377	917,724	3,386,194
Class C	—	558,733	—
Institutional	7,697,173	2,218,112	3,498,308
Separate Account Institutional	25,924,571	—	20,884,686
Investor	1,195,511	798,614	4,136,004
Class R6	111,642	4,483,995	1,821,374
Class P	30,514,874	5,427,536	1,235,139
Net asset value, offering and redemption price per share:(c)
Class A	$10.01	$5.49	$10.72
Class C	—	5.48	—
Institutional	10.01	5.47	10.74
Separate Account Institutional	10.01	—	10.72
Investor	10.01	5.47	10.74
Class R6	10.01	5.47	10.75
Class P	10.00	5.47	10.74

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	TBA
Investment Grade Credit	$1,984,539	$8,189,803	$—	$—
Local Emerging Markets Debt	3,288	1,702,452	1,680,000	—
U.S. Mortgages	—	1,847,522	—	260,000

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Swaps	TBA
Local Emerging Markets Debt	$510,000	$—
U.S. Mortgages	—	30,000

(c)	Maximum public offering price per share for Class A Shares Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds is $10.40, $5.75 and $11.14, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations

For the Six Months Ended September 30, 2020 (Unaudited)

	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund
Investment income:

Interest (net of foreign withholding taxes of $6,594, $2,380 and $0, respectively)	$30,764,254	$61,858,227	$30,968,596

Dividends — affiliated issuers	25,841	19,837	19,104

Dividends — unaffiliated issuers	—	—	599,317

Securities lending income — affiliated issuers	—	—	29,909

Total investment income	30,790,095	61,878,064	31,616,926

Expenses:

Management fees	5,011,392	6,897,561	3,691,366

Transfer Agency fees(a)	294,870	387,111	196,376

Custody, accounting and administrative services	157,059	114,443	531,367

Distribution and Service fees(a)	122,740	229,882	7,321

Professional fees	107,086	77,717	134,395

Printing and mailing costs	98,832	82,481	41,688

Registration fees	75,034	98,271	79,274

Prime Broker Fees	16,527	—	215

Trustee fees	10,890	11,604	11,154

Service Share fees — Service Plan	—	8,804	—

Service Share fees — Shareholder Administration Plan	—	8,804	—

Interest expense	—	—	400,090

Other	68,050	58,864	68,868

Total expenses	5,962,480	7,975,542	5,162,114

Less — expense reductions	(409,734)	(309,714)	(608,266)

Net expenses	5,552,746	7,665,828	4,553,848

NET INVESTMENT INCOME	25,237,349	54,212,236	27,063,078

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(56,148,986)	(34,780,135)	(30,851,389)

Futures contracts	19,727,233	12,558,461	(521,306)

Swap contracts	2,222,446	3,482,209	2,187,281

Forward foreign currency exchange contracts	(8,978,957)	(1,322,253)	(2,527,376)

Foreign currency transactions	(343,121)	3,319	88,100

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	234,705,221	246,466,978	192,780,535

Futures contracts	(16,238,351)	(8,980,789)	231,750

Unfunded Loan Commitment	—	316	60,703

Swap contracts	5,913,659	4,899,498	698,462

Forward foreign currency exchange contracts	1,932,558	344,616	951,725

Foreign currency translation	144,220	5,145	(285,570)

Net realized and unrealized gain	182,935,922	222,677,365	162,812,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,173,271	$276,889,601	$189,875,993

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt	$52,821	$69,919	$—	$26,498	$8,741	$184,346	$—	$44,811	$27,322	$—	$3,152
High Yield	158,356	48,593	22,933	79,124	6,079	59,032	1,409	8,985	8,057	5,757	218,668
High Yield Floating Rate	3,794	3,495	32	1,895	437	23,270	—	550	2,929	8	167,287

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Operations (continued)

For the Six Months Ended September 30, 2020 (Unaudited)

	Investment Grade Credit Fund	Local Emerging Markets Debt Fund	U.S. Mortgages Fund

Interest (net of foreign withholding taxes of $0, $8,088 and $0, respectively)	$9,476,082	$1,968,888	$4,478,590

Dividends — affiliated issuers	7,009	4,206	7,178

Total investment income	9,483,091	1,973,094	4,485,768

Management fees	1,007,189	327,682	668,714

Transfer Agency fees(a)	100,438	19,062	108,650

Professional fees	70,894	97,992	68,520

Registration fees	64,963	55,409	71,226

Custody, accounting and administrative services	60,725	119,964	64,819

Printing and mailing costs	17,951	20,263	30,920

Distribution and Service fees(a)	15,047	20,174	43,597

Trustee fees	10,097	9,716	10,052

Prime Broker Fees	—	3,048	—

Other	17,190	11,510	12,353

Total expenses	1,364,494	684,820	1,078,851

Less — expense reductions	(236,216)	(291,304)	(118,802)

Net expenses	1,128,278	393,516	960,049

NET INVESTMENT INCOME	8,354,813	1,579,578	3,525,719

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,513,306	(2,632,574)	8,742,318

Purchased options	(38,851)	—	(33,994)

Futures contracts	101,841	71,689	(847,822)

Written options	36,656	—	113,947

Swap contracts	(203,472)	833,072	(143,231)

Non-deliverable bond forward contracts	—	3,560	—

Forward foreign currency exchange contracts	(222,922)	(1,972,074)	—

Foreign currency transactions	(2,844)	(162,505)	(89)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	50,331,089	8,940,795	(57,362)

Purchased options	—	—	(6,901)

Futures contracts	(146,695)	(44,669)	416,582

Non-deliverable bond forward contracts	—	11,839	—

Written options	54,742	—	84,487

Swap contracts	2,021,424	(113,364)	695,919

Forward foreign currency exchange contracts	99,254	2,677,425	—

Foreign currency translation	1,232	135,168	22

Net realized and unrealized gain	57,544,760	7,748,362	8,963,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,899,573	$9,327,940	$12,489,595

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Separate Account Institutional	Service	Investor	Class R6	Class R	Class P
Investment Grade Credit	$15,047	$—	$—	$7,505	$—	$12,639	$38,310	$—	$3,570	$158	$—	$38,256
Local Emerging Markets Debt	6,413	13,761	—	3,205	1,716	2,617	—	—	3,131	3,709	—	4,684
U.S. Mortgages	43,597	—	—	21,770	—	7,976	34,114	—	40,743	3,081	—	966

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets

		Emerging Markets Debt Fund			High Yield Fund
		For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020		For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
	From operations:
	Net investment income	$25,237,349	$67,030,400		$54,212,236	$124,373,577
	Net realized gain (loss)	(43,521,385)	12,572,617		(20,058,399)	(91,952,837)
	Net change in unrealized gain (loss)	226,457,307	(232,256,236)		242,735,764	(215,607,472)
	Net increase (decrease) in net assets resulting from operations	208,173,271	(152,653,219)		276,889,601	(183,186,732)

	Distributions to shareholders:
	From distributable earnings:
	Class A Shares	(771,562)	(1,263,789)		(3,502,638)	(8,334,031)
	Class C Shares	(199,289)	(333,826)		(233,028)	(640,558)
	Institutional Shares	(17,911,825)	(25,045,372)		(8,556,022)	(18,978,268)
	Service Shares	—	—		(185,852)	(417,320)
	Investor Shares	(1,381,268)	(2,211,575)		(415,624)	(982,424)
	Class R6 Shares	(3,558,326)	(5,941,679)		(1,561,297)	(3,954,079)
	Class R Shares	—	—		(243,611)	(640,003)
	Class P Shares	(398,548)	(365,229)		(42,310,842)	(94,416,365)
	Return of capital:
	Class A Shares	—	(1,111,999)		—	(102,002)
	Class C Shares	—	(293,731)		—	(7,841)
	Institutional Shares	—	(22,037,261)		—	(232,276)
	Service Shares	—	—		—	(5,107)
	Investor Shares	—	(1,945,950)		—	(12,024)
	Class R6 Shares	—	(5,228,046)		—	(48,394)
	Class R Shares	—	—		—	(7,833)
	Class P Shares	—	(321,363)		—	(1,155,570)
	Total distributions to shareholders	(24,220,818)	(66,099,820)		(57,008,914)	(129,934,095)

	From share transactions:
	Proceeds from sales of shares	218,039,594	418,273,440		317,570,989	515,826,133
	Reinvestment of distributions	22,728,889	61,592,841		55,715,183	125,559,176
	Cost of shares redeemed	(320,721,603)	(727,835,920	)(a)	(346,175,858)	(783,479,661	)(b)
	Net increase (decrease) in net assets resulting from share transactions	(79,953,120)	(247,969,639)		27,110,314	(142,094,352)
	TOTAL INCREASE (DECREASE)	103,999,333	(466,722,678)		246,991,001	(455,215,179)

Net assets:
	Beginning of period	1,154,614,256	1,621,336,934		1,790,858,434	2,246,073,613
	End of period	$1,258,613,589	$1,154,614,256		$2,037,849,435	$1,790,858,434

(a)	Net of $45,883 of redemption fees for Emerging Markets Debt Fund for the fiscal year ended March 31, 2020.
(b)	Net of $54,742 of redemption fees for the High Yield Fund for the fiscal year ended March 31, 2020.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	High Yield Floating Rate Fund		Investment Grade Credit Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:
Net investment income	$27,063,078	$108,069,115	$8,354,813	$16,247,204
Net realized gain (loss)	(31,624,690)	(99,986,357)	5,183,714	14,853,954
Net change in unrealized gain (loss)	194,437,605	(180,857,630)	52,361,046	(19,764,308)
Net increase (decrease) in net assets resulting from operations	189,875,993	(172,774,872)	65,899,573	11,336,850

Distributions to shareholders:
From distributable earnings:
Class A Shares	(61,398)	(169,688)	(160,783)	(420,113)
Class C Shares	(11,558)	(41,208)	—	–
Institutional Shares	(2,528,139)	(5,716,419)	(942,836)	(2,343,388)
Separate Account Institutional	—	—	(3,859,202)	(11,315,432)
Investor Shares	(18,820)	(72,087)	(83,685)	(181,765)
Class R6 Shares	(428,995)	(1,774,242)	(15,892)	(44,221)
Class R Shares	(241)	(936)	—	–
Class P Shares	(24,523,436)	(100,901,335)	(3,812,631)	(9,369,285)
Total distributions to shareholders	(27,572,587)	(108,675,915)	(8,875,029)	(23,674,204)

From share transactions:
Proceeds from sales of shares	153,510,833	362,853,216	242,956,896	161,915,703
Reinvestment of distributions	27,474,772	107,988,395	8,704,262	22,621,942
Cost of shares redeemed	(325,660,108)	(1,285,710,520)	(126,960,929)	(165,854,670)
Net increase (decrease) in net assets resulting from share transactions	(144,674,503)	(814,868,909)	124,700,229	18,682,975
TOTAL INCREASE (DECREASE)	17,628,903	(1,096,319,696)	181,724,773	6,345,621

Net assets:
Beginning of period	1,241,245,964	2,337,565,660	483,987,453	477,641,832
End of period	$1,258,874,867	$1,241,245,964	$665,712,226	$483,987,453

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statements of Changes in Net Assets (continued)

	Local Emerging Markets Debt Fund			U.S. Mortgages Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020		For the Six Months Ended September 30, 2020 (Unaudited)	For the Fiscal Year Ended March 31, 2020
From operations:
Net investment income	$1,579,578	$6,153,473		$3,525,719	$9,698,914
Net realized gain (loss)	(3,858,832)	(9,071,336)		7,831,129	9,356,173
Net change in unrealized gain (loss)	11,607,194	(4,657,519)		1,132,747	6,327,978
Net increase (decrease) in net assets resulting from operations	9,327,940	(7,575,382)		12,489,595	25,383,065

Distributions to shareholders:
From distributable earnings:
Class A Shares	(82,854)	(35)		(462,649)	(802,424)
Class C Shares	(34,653)	(16)		—	—
Institutional Shares	(230,554)	(177)		(599,275)	(1,014,305)
Separate Account Institutional	—	—		(3,404,081)	(6,829,488)
Investor Shares	(86,017)	(48)		(967,858)	(4,596,122)
Class R6 Shares	(438,635)	(362)		(308,289)	(498,184)
Class P Shares	(551,900)	(291)		(96,695)	(265,754)
Return of capital:
Class A Shares	—	(221,272)		—	(21,716)
Class C Shares	—	(107,814)		—	—
Institutional Shares	—	(1,101,239)		—	(27,448)
Separate Account Institutional	—	—		—	(184,820)
Investor Shares	—	(299,433)		—	(124,380)
Class R6 Shares	—	(2,268,381)		—	(13,482)
Class P Shares	—	(1,826,494)		—	(7,191)
Total distributions to shareholders	(1,424,613)	(5,825,562)		(5,838,847)	(14,385,314)

From share transactions:
Proceeds from sales of shares	2,282,858	18,687,145		97,754,109	190,191,461
Reinvestment of distributions	1,396,416	5,707,127		5,543,202	13,518,689
Cost of shares redeemed	(23,582,711)	(113,751,122	)(a)	(165,331,849)	(241,007,411)
Net decrease in net assets resulting from share transactions	(19,903,437)	(89,356,850)		(62,034,538)	(37,297,261)
TOTAL DECREASE	(12,000,110)	(102,757,794)		(55,383,790)	(26,299,510)

Net assets:
Beginning of period	90,841,199	193,598,993		430,445,577	456,745,087
End of period	$78,841,089	$90,841,199		$375,061,787	$430,445,577

(a)	Net of $30,109 of redemption fees for the Local Emerging Markets Debt Fund for the fiscal year ended March 31, 2020.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.36		$12.20	$12.67	$12.73	$12.25	$12.33

Net investment income(a)	0.21		0.51	0.58	0.56	0.60	0.61

Net realized and unrealized gain (loss)	1.68		(1.85)	(0.51)	(0.08)	0.46	(0.09)

Total from investment operations	1.89		(1.34)	0.07	0.48	1.06	0.52

Distributions to shareholders from net investment income	(0.21)		(0.26)	(0.50)	(0.54)	(0.58)	(0.60)

Distributions to shareholders from return of capital	—		(0.24)	(0.04)	—	—	—

Total distributions	(0.21)		(0.50)	(0.54)	(0.54)	(0.58)	(0.60)

Net asset value, end of period	$12.04		$10.36	$12.20	$12.67	$12.73	$12.25

Total return(b)	18.31%		(11.48)%	0.77%	3.75%	8.79%	4.43%

Net assets, end of period (in 000s)	$37,072		$46,179	$61,408	$105,098	$103,548	$109,830

Ratio of net expenses to average net assets	1.17	%(c)	1.19%	1.20%	1.20%	1.23%	1.23%

Ratio of total expenses to average net assets	1.26	%(c)	1.26%	1.24%	1.23%	1.24%	1.27%

Ratio of net investment income to average net assets	3.70	%(c)	4.17%	4.84%	4.32%	4.73%	5.02%

Portfolio turnover rate(d)	53%		87%	80%	70%	89%	99%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.35		$12.19	$12.67	$12.72	$12.24	$12.33

Net investment income(a)	0.17		0.42	0.48	0.46	0.50	0.51

Net realized and unrealized gain (loss)	1.68		(1.85)	(0.51)	(0.07)	0.47	(0.09)

Total from investment operations	1.85		(1.43)	(0.03)	0.39	0.97	0.42

Distributions to shareholders from net investment income	(0.16)		(0.22)	(0.41)	(0.44)	(0.49)	(0.51)

Distributions to shareholders from return of capital	—		(0.19)	(0.04)	—	—	—

Total distributions	(0.16)		(0.41)	(0.45)	(0.44)	(0.49)	(0.51)

Net asset value, end of period	$12.04		$10.35	$12.19	$12.67	$12.72	$12.24

Total return(b)	17.87%		(12.07)%	(0.06)%	3.07%	7.98%	3.57%

Net assets, end of period (in 000s)	$12,807		$13,742	$21,871	$34,848	$32,597	$27,645

Ratio of net expenses to average net assets	1.92	%(c)	1.94%	1.95%	1.95%	1.98%	1.98%

Ratio of total expenses to average net assets	2.01	%(c)	2.01%	1.99%	1.98%	1.99%	2.02%

Ratio of net investment income to average net assets	2.97	%(c)	3.42%	4.08%	3.60%	3.94%	4.26%

Portfolio turnover rate(d)	53%		87%	80%	70%	89%	99%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.37		$12.21	$12.69	$12.74	$12.26	$12.35

Net investment income(a)	0.24		0.55	0.62	0.60	0.63	0.64

Net realized and unrealized gain (loss)	1.68		(1.85)	(0.52)	(0.07)	0.47	(0.08)

Total from investment operations	1.92		(1.30)	0.10	0.53	1.10	0.56

Distributions to shareholders from net investment income	(0.23)		(0.29)	(0.53)	(0.58)	(0.62)	(0.65)

Distributions to shareholders from return of capital	—		(0.25)	(0.05)	—	—	—

Total distributions	(0.23)		(0.54)	(0.58)	(0.58)	(0.62)	(0.65)

Net asset value, end of period	$12.06		$10.37	$12.21	$12.69	$12.74	$12.26

Total return(b)	18.46%		(11.10)%	1.04%	4.18%	9.15%	4.70%

Net assets, end of period (in 000s)	$925,940		$825,481	$1,087,407	$1,984,662	$1,656,148	$895,309

Ratio of net expenses to average net assets	0.86	%(c)	0.87%	0.86%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	0.93	%(c)	0.92%	0.90%	0.89%	0.90%	0.93%

Ratio of net investment income to average net assets	4.05	%(c)	4.48%	5.18%	4.65%	4.95%	5.30%

Portfolio turnover rate(d)	53%		87%	80%	70%	89%	99%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.38		$12.21	$12.69	$12.74	$12.26	$12.35

Net investment income(a)	0.23		0.54	0.61	0.58	0.61	0.64

Net realized and unrealized gain (loss)	1.67		(1.83)	(0.52)	(0.06)	0.48	(0.09)

Total from investment operations	1.90		(1.29)	0.09	0.52	1.09	0.55

Distributions to shareholders from net investment income	(0.22)		(0.29)	(0.52)	(0.57)	(0.61)	(0.64)

Distributions to shareholders from return of capital	—		(0.25)	(0.05)	—	—	—

Total distributions	(0.22)		(0.54)	(0.57)	(0.57)	(0.61)	(0.64)

Net asset value, end of period	$12.06		$10.38	$12.21	$12.69	$12.74	$12.26

Total return(b)	18.43%		(11.16)%	0.95%	4.09%	9.05%	4.60%

Net assets, end of period (in 000s)	$68,391		$70,616	$103,473	$175,664	$85,556	$16,927

Ratio of net expenses to average net assets	0.92	%(c)	0.94%	0.95%	0.95%	0.98%	0.98%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	0.99%	0.98%	0.99%	1.02%

Ratio of net investment income to average net assets	3.98	%(c)	4.42%	5.09%	4.51%	4.79%	5.26%

Portfolio turnover rate(d)	53%		87%	80%	70%	89%	99%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$10.37		$12.21	$12.69	$12.74	$12.26	$12.18

Net investment income(b)	0.24		0.55	0.60	0.60	0.60	0.46

Net realized and unrealized gain (loss)	1.68		(1.85)	(0.50)	(0.07)	0.51	0.06

Total from investment operations	1.92		(1.30)	0.10	0.53	1.11	0.52

Distributions to shareholders from net investment income	(0.23)		(0.28)	(0.53)	(0.58)	(0.63)	(0.44)

Distributions to shareholders from return of capital	—		(0.26)	(0.05)	—	—	—

Total distributions	(0.23)		(0.54)	(0.58)	(0.58)	(0.63)	(0.44)

Net asset value, end of period	$12.06		$10.37	$12.21	$12.69	$12.74	$12.26

Total return(c)	18.58%		(11.17)%	1.05%	4.20%	9.17%	4.41%

Net assets, end of period (in 000s)	$184,369		$184,389	$332,270	$294,599	$28,593	$458

Ratio of net expenses to average net assets	0.85	%(d)	0.86%	0.85%	0.84%	0.87%	0.87	%(d)

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.90%	0.89%	0.88%	0.92	%(d)

Ratio of net investment income to average net assets	4.07	%(d)	4.50%	5.10%	4.67%	4.76%	5.84	%(d)

Portfolio turnover rate(e)	53%		87%	80%	70%	89%	99%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$10.37		$12.20	$12.59

Net investment income(b)	0.25		0.55	0.55

Net realized and unrealized gain (loss)	1.66		(1.84)	(0.40)

Total from investment operations	1.91		(1.29)	0.15

Distributions to shareholders from net investment income	(0.23)		(0.29)	(0.50)

Distributions to shareholders from return of capital	—		(0.25)	(0.04)

Total distributions	(0.23)		(0.54)	(0.54)

Net asset value, end of period	$12.05		$10.37	$12.20

Total return(c)	18.49%		(11.10)%	1.46%

Net assets, end of period (in 000s)	$30,035		$14,207	$14,908

Ratio of net expenses to average net assets	0.85	%(d)	0.86%	0.85	%(d)

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.91	%(d)

Ratio of net investment income to average net assets	4.23	%(d)	4.49%	5.00	%(d)

Portfolio turnover rate(e)	53%		87%	80%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.47		$6.32	$6.34	$6.57	$6.02	$6.80

Net investment income(a)	0.16		0.33	0.33	0.33	0.34	0.35

Net realized and unrealized gain (loss)	0.68		(0.83)	(0.01)	(0.24)	0.55	(0.77)

Total from investment operations	0.84		(0.50)	0.32	0.09	0.89	(0.42)

Distributions to shareholders from net investment income	(0.17)		(0.35)	(0.34)	(0.32)	(0.34)	(0.34)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.02)

Total distributions	(0.17)		(0.35)	(0.34)	(0.32)	(0.34)	(0.36)

Net asset value, end of period	$6.14		$5.47	$6.32	$6.34	$6.57	$6.02

Total return(c)	15.37%		(8.50)%	5.20%	1.37%	15.06%	(6.33)%

Net assets, end of period (in 000s)	$124,797		$120,003	$163,355	$179,807	$232,572	$340,534

Ratio of net expenses to average net assets	1.04	%(d)	1.03%	1.04%	1.05%	1.07%	1.05%

Ratio of total expenses to average net assets	1.12	%(d)	1.11%	1.11%	1.08%	1.07%	1.06%

Ratio of net investment income to average net assets	5.24	%(d)	5.26%	5.31%	5.00%	5.34%	5.49%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.47		$6.32	$6.34	$6.57	$6.03	$6.81

Net investment income(a)	0.13		0.29	0.29	0.28	0.29	0.30

Net realized and unrealized gain (loss)	0.69		(0.84)	(0.02)	(0.23)	0.54	(0.77)

Total from investment operations	0.82		(0.55)	0.27	0.05	0.83	(0.47)

Distributions to shareholders from net investment income	(0.14)		(0.30)	(0.29)	(0.28)	(0.29)	(0.30)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.01)

Total distributions	(0.14)		(0.30)	(0.29)	(0.28)	(0.29)	(0.31)

Net asset value, end of period	$6.15		$5.47	$6.32	$6.34	$6.57	$6.03

Total return(c)	14.92%		(9.02)%	4.41%	0.64%	14.02%	(7.01)%

Net assets, end of period (in 000s)	$9,225		$9,942	$15,532	$33,221	$46,396	$51,973

Ratio of net expenses to average net assets	1.79	%(d)	1.78%	1.79%	1.80%	1.82%	1.80%

Ratio of total expenses to average net assets	1.87	%(d)	1.86%	1.85%	1.83%	1.82%	1.81%

Ratio of net investment income to average net assets	4.51	%(d)	4.52%	4.53%	4.26%	4.59%	4.76%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.48		$6.33	$6.35	$6.58	$6.04	$6.82

Net investment income(a)	0.17		0.35	0.35	0.35	0.36	0.38

Net realized and unrealized gain (loss)	0.68		(0.83)	(0.01)	(0.23)	0.54	(0.78)

Total from investment operations	0.85		(0.48)	0.34	0.12	0.90	(0.40)

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.36)	(0.35)	(0.36)	(0.36)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.02)

Total distributions	(0.17)		(0.37)	(0.36)	(0.35)	(0.36)	(0.38)

Net asset value, end of period	$6.16		$5.48	$6.33	$6.35	$6.58	$6.04

Total return(c)	15.49%		(8.05)%	5.50%	1.72%	15.24%	(5.98)%

Net assets, end of period (in 000s)	$265,389		$250,926	$338,503	$2,488,697	$3,410,302	$3,221,934

Ratio of net expenses to average net assets	0.76	%(d)	0.75%	0.75%	0.73%	0.73%	0.71%

Ratio of total expenses to average net assets	0.78	%(d)	0.77%	0.75%	0.74%	0.73%	0.72%

Ratio of net investment income to average net assets	5.52	%(d)	5.55%	5.52%	5.32%	5.67%	5.84%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Service Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.46		$6.31	$6.33	$6.56	$6.02	$6.79

Net investment income(a)	0.15		0.32	0.32	0.31	0.33	0.34

Net realized and unrealized gain (loss)	0.69		(0.84)	(0.02)	(0.23)	0.54	(0.76)

Total from investment operations	0.84		(0.52)	0.30	0.08	0.87	(0.42)

Distributions to shareholders from net investment income	(0.16)		(0.33)	(0.32)	(0.31)	(0.33)	(0.33)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.02)

Total distributions	(0.16)		(0.33)	(0.32)	(0.31)	(0.33)	(0.35)

Net asset value, end of period	$6.14		$5.46	$6.31	$6.33	$6.56	$6.02

Total return(c)	15.25%		(8.56)%	4.97%	1.20%	14.70%	(6.35)%

Net assets, end of period (in 000s)	$7,088		$5,563	$10,858	$11,172	$12,089	$14,710

Ratio of net expenses to average net assets	1.26	%(d)	1.25%	1.25%	1.23%	1.23%	1.21%

Ratio of total expenses to average net assets	1.28	%(d)	1.27%	1.27%	1.24%	1.23%	1.22%

Ratio of net investment income to average net assets	5.00	%(d)	5.05%	5.10%	4.81%	5.17%	5.35%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.48		$6.33	$6.35	$6.58	$6.03	$6.81

Net investment income(a)	0.16		0.35	0.35	0.34	0.36	0.37

Net realized and unrealized gain (loss)	0.69		(0.83)	(0.02)	(0.23)	0.55	(0.78)

Total from investment operations	0.85		(0.48)	0.33	0.11	0.91	(0.41)

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.35)	(0.34)	(0.36)	(0.35)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.02)

Total distributions	(0.17)		(0.37)	(0.35)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$6.16		$5.48	$6.33	$6.35	$6.58	$6.03

Total return(c)	15.49%		(8.25)%	5.46%	1.65%	15.33%	(6.08)%

Net assets, end of period (in 000s)	$14,495		$13,268	$18,830	$25,259	$33,482	$9,302

Ratio of net expenses to average net assets	0.79	%(d)	0.78%	0.79%	0.80%	0.82%	0.80%

Ratio of total expenses to average net assets	0.87	%(d)	0.86%	0.86%	0.83%	0.82%	0.81%

Ratio of net investment income to average net assets	5.49	%(d)	5.52%	5.56%	5.25%	5.64%	5.76%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$5.49		$6.34	$6.36	$6.59	$6.05	$6.65

Net investment income(b)	0.17		0.35	0.35	0.35	0.36	0.24

Net realized and unrealized gain (loss)	0.68		(0.83)	(0.01)	(0.23)	0.54	(0.59)

Total from investment operations	0.85		(0.48)	0.34	0.12	0.90	(0.35)

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.36)	(0.35)	(0.36)	(0.24)

Distributions to shareholders from return of capital	—		— (c)	—	—	—	(0.01)

Total distributions	(0.17)		(0.37)	(0.36)	(0.35)	(0.36)	(0.25)

Net asset value, end of period	$6.17		$5.49	$6.34	$6.36	$6.59	$6.05

Total return(d)	15.47%		(8.02)%	5.51%	1.74%	15.25%	(5.29)%

Net assets, end of period (in 000s)	$52,686		$49,791	$81,751	$244,099	$202,273	$162,768

Ratio of net expenses to average net assets	0.75	%(e)	0.74%	0.74%	0.71%	0.71%	0.70	%(e)

Ratio of total expenses to average net assets	0.77	%(e)	0.76%	0.75%	0.71%	0.71%	0.71	%(e)

Ratio of net investment income to average net assets	5.53	%(e)	5.55%	5.58%	5.33%	5.69%	6.02	%(e)

Portfolio turnover rate(f)	30%		80%	59%	69%	93%	46%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$5.47		$6.31	$6.33	$6.56	$6.02	$6.80

Net investment income(a)	0.15		0.32	0.32	0.31	0.32	0.34

Net realized and unrealized gain (loss)	0.68		(0.83)	(0.02)	(0.23)	0.54	(0.78)

Total from investment operations	0.83		(0.51)	0.30	0.08	0.86	(0.44)

Distributions to shareholders from net investment income	(0.16)		(0.33)	(0.32)	(0.31)	(0.32)	(0.33)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	(0.01)

Total distributions	(0.16)		(0.33)	(0.32)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$6.14		$5.47	$6.31	$6.33	$6.56	$6.02

Total return(c)	15.23%		(8.58)%	4.93%	1.13%	14.60%	(6.57)%

Net assets, end of period (in 000s)	$6,180		$9,899	$12,560	$14,068	$14,817	$15,296

Ratio of net expenses to average net assets	1.29	%(d)	1.28%	1.29%	1.30%	1.32%	1.30%

Ratio of total expenses to average net assets	1.37	%(d)	1.36%	1.36%	1.33%	1.32%	1.31%

Ratio of net investment income to average net assets	5.02	%(d)	5.01%	5.06%	4.74%	5.08%	5.26%

Portfolio turnover rate(e)	30%		80%	59%	69%	93%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$5.48		$6.33	$6.42

Net investment income(b)	0.17		0.35	0.33

Net realized and unrealized gain (loss)	0.68		(0.83)	(0.08)

Total from investment operations	0.85		(0.48)	0.25

Distributions to shareholders from net investment income	(0.17)		(0.37)	(0.34)

Distributions to shareholders from return of capital	—		— (c)	—

Total distributions	(0.17)		(0.37)	(0.34)

Net asset value, end of period	$6.16		$5.48	$6.33

Total return(d)	15.49%		(8.04)%	4.00%

Net assets, end of period (in 000s)	$1,557,989		$1,331,465	$1,604,685

Ratio of net expenses to average net assets	0.75	%(e)	0.74%	0.74	%(e)

Ratio of total expenses to average net assets	0.77	%(e)	0.76%	0.77	%(e)

Ratio of net investment income to average net assets	5.52	%(e)	5.55%	5.67	%(e)

Portfolio turnover rate(f)	30%		80%	59%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.89		$9.36	$9.65	$9.72	$9.46	$9.92

Net investment income(a)	0.17		0.45	0.44	0.37	0.37	0.37

Net realized and unrealized gain (loss)	1.12		(1.47)	(0.29)	(0.07)	0.26	(0.46)

Total from investment operations	1.29		(1.02)	0.15	0.30	0.63	(0.09)

Distributions to shareholders from net investment income	(0.18)		(0.45)	(0.44)	(0.37)	(0.36)	(0.37)

Distributions to shareholders from return of capital	—		—	—	— (b)	(0.01)	—

Total distributions	(0.18)		(0.45)	(0.44)	(0.37)	(0.37)	(0.37)

Net asset value, end of period	$9.00		$7.89	$9.36	$9.65	$9.72	$9.46

Total return(c)	16.38%		(11.44)%	1.57%	3.00%	6.87%	(0.89)%

Net assets, end of period (in 000s)	$3,107		$2,788	$3,802	$4,259	$7,030	$6,668

Ratio of net expenses to average net assets	1.07	%(d)	1.04%	0.97%	0.94%	0.95%	0.95%

Ratio of total expenses to average net assets	1.16	%(d)	1.04%	0.97%	0.96%	0.96%	0.96%

Ratio of net investment income to average net assets	3.97	%(d)	4.86%	4.57%	3.83%	3.83%	3.80%

Portfolio turnover rate(e)	23%		39%	69%	44%	55%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.89		$9.36	$9.65	$9.72	$9.46	$9.92

Net investment income(a)	0.14		0.38	0.36	0.30	0.30	0.30

Net realized and unrealized gain (loss)	1.11		(1.47)	(0.28)	(0.08)	0.26	(0.46)

Total from investment operations	1.25		(1.09)	0.08	0.22	0.56	(0.16)

Distributions to shareholders from net investment income	(0.14)		(0.38)	(0.37)	(0.29)	(0.29)	(0.30)

Distributions to shareholders from return of capital	—		—	—	— (b)	(0.01)	—

Total distributions	(0.14)		(0.38)	(0.37)	(0.29)	(0.30)	(0.30)

Net asset value, end of period	$9.00		$7.89	$9.36	$9.65	$9.72	$9.46

Total return(c)	15.95%		(12.10)%	0.81%	2.23%	6.07%	(1.63)%

Net assets, end of period (in 000s)	$609		$673	$1,126	$2,443	$2,610	$1,760

Ratio of net expenses to average net assets	1.82	%(d)	1.79%	1.71%	1.69%	1.70%	1.70%

Ratio of total expenses to average net assets	1.92	%(d)	1.79%	1.72%	1.71%	1.71%	1.72%

Ratio of net investment income to average net assets	3.23	%(d)	4.12%	3.74%	3.06%	3.06%	3.09%

Portfolio turnover rate(e)	23%		39%	69%	44%	55%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.90		$9.36	$9.66	$9.73	$9.47	$9.93

Net investment income(a)	0.19		0.48	0.43	0.40	0.40	0.40

Net realized and unrealized gain (loss)	1.10		(1.45)	(0.26)	(0.07)	0.27	(0.46)

Total from investment operations	1.29		(0.97)	0.17	0.33	0.67	(0.06)

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.47)	(0.39)	(0.40)	(0.40)

Distributions to shareholders from return of capital	—		—	—	(0.01)	(0.01)	—

Total distributions	(0.19)		(0.49)	(0.47)	(0.40)	(0.41)	(0.40)

Net asset value, end of period	$9.00		$7.90	$9.36	$9.66	$9.73	$9.47

Total return(b)	16.43%		(11.03)%	1.81%	3.45%	7.12%	(0.55)%

Net assets, end of period (in 000s)	$142,541		$79,977	$89,465	$3,906,449	$3,896,724	$3,217,752

Ratio of net expenses to average net assets	0.73	%(c)	0.70%	0.61%	0.60%	0.61%	0.61%

Ratio of total expenses to average net assets	0.83	%(c)	0.70%	0.62%	0.62%	0.62%	0.63%

Ratio of net investment income to average net assets	4.27	%(c)	5.16%	4.51%	4.16%	4.16%	4.17%

Portfolio turnover rate(d)	23%		39%	69%	44%	55%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.91		$9.38	$9.67	$9.73	$9.48	$9.94

Net investment income(a)	0.18		0.48	0.45	0.40	0.39	0.39

Net realized and unrealized gain (loss)	1.12		(1.47)	(0.28)	(0.07)	0.26	(0.45)

Total from investment operations	1.30		(0.99)	0.17	0.33	0.65	(0.06)

Distributions to shareholders from net investment income	(0.19)		(0.48)	(0.46)	(0.39)	(0.39)	(0.40)

Distributions to shareholders from return of capital	—		—	—	— (b)	(0.01)	—

Total distributions	(0.19)		(0.48)	(0.46)	(0.39)	(0.40)	(0.40)

Net asset value, end of period	$9.02		$7.91	$9.38	$9.67	$9.73	$9.48

Total return(c)	16.49%		(11.18)%	1.83%	3.36%	7.02%	(0.64)%

Net assets, end of period (in 000s)	$935		$705	$1,431	$5,599	$4,125	$1,237

Ratio of net expenses to average net assets	0.82	%(d)	0.78%	0.71%	0.69%	0.70%	0.70%

Ratio of total expenses to average net assets	0.91	%(d)	0.78%	0.72%	0.70%	0.71%	0.72%

Ratio of net investment income to average net assets	4.18	%(d)	5.14%	4.69%	4.07%	4.00%	4.10%

Portfolio turnover rate(e)	23%		39%	69%	44%	55%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$7.90		$9.37	$9.67	$9.69

Net investment income(b)	0.19		0.49	0.45	0.13

Net realized and unrealized gain (loss)	1.11		(1.47)	(0.28)	(0.02)

Total from investment operations	1.30		(0.98)	0.17	0.11

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.47)	(0.13)

Distributions to shareholders from return of capital	—		—	—	(0.00	)(c)

Total distributions	(0.19)		(0.49)	(0.47)	(0.13)

Net asset value, end of period	$9.01		$7.90	$9.37	$9.67

Total return(d)	16.56%		(11.11)%	1.82%	1.17%

Net assets, end of period (in 000s)	$19,345		$24,486	$26,552	$210,985

Ratio of net expenses to average net assets	0.73	%(e)	0.69%	0.60%	0.58	%(e)

Ratio of total expenses to average net assets	0.82	%(e)	0.69%	0.61%	0.59	%(e)

Ratio of net investment income to average net assets	4.31	%(e)	5.20%	4.69%	4.12	%(e)

Portfolio turnover rate(f)	23%		39%	69%	44%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class R Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.89		$9.36	$9.65	$9.73	$9.46	$9.92

Net investment income(a)	0.16		0.44	0.42	0.34	0.35	0.35

Net realized and unrealized gain (loss)	1.12		(1.48)	(0.30)	(0.08)	0.27	(0.46)

Total from investment operations	1.28		(1.04)	0.12	0.26	0.62	(0.11)

Distributions to shareholders from net investment income	(0.17)		(0.43)	(0.41)	(0.34)	(0.34)	(0.35)

Distributions to shareholders from return of capital	—		—	—	— (b)	(0.01)	—

Total distributions	(0.17)		(0.43)	(0.41)	(0.34)	(0.35)	(0.35)

Net asset value, end of period	$9.00		$7.89	$9.36	$9.65	$9.73	$9.46

Total return(c)	16.25%		(11.64)%	1.31%	2.74%	6.61%	(1.13)%

Net assets, end of period (in 000s)	$14		$11	$100	$79	$12	$11

Ratio of net expenses to average net assets	1.32	%(d)	1.27%	1.22%	1.19%	1.19%	1.19%

Ratio of total expenses to average net assets	1.38	%(d)	1.27%	1.23%	1.21%	1.20%	1.20%

Ratio of net investment income to average net assets	3.68	%(d)	4.75%	4.40%	3.54%	3.59%	3.60%

Portfolio turnover rate(e)	23%		39%	69%	44%	55%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs High Yield Floating Rate Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$7.91		$9.37	$9.69

Net investment income(b)	0.19		0.49	0.45

Net realized and unrealized gain (loss)	1.10		(1.46)	(0.33)

Total from investment operations	1.29		(0.97)	0.12

Distributions to shareholders from net investment income	(0.19)		(0.49)	(0.44)

Net asset value, end of period	$9.01		$7.91	$9.37

Total return(c)	16.56%		(11.11)%	1.32%

Net assets, end of period (in 000s)	$1,092,324		$1,132,605	$2,215,089

Ratio of net expenses to average net assets	0.72	%(d)	0.69%	0.62	%(d)

Ratio of total expenses to average net assets	0.82	%(d)	0.69%	0.63	%(d)

Ratio of net investment income to average net assets	4.32	%(d)	5.22%	5.04	%(d)

Portfolio turnover rate(e)	23%		39%	69%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.96		$9.16	$9.01	$9.06	$9.08	$9.47

Net investment income (a)	0.12		0.27	0.28	0.26	0.27	0.30

Net realized and unrealized gain (loss)	1.06		(0.06)	0.16	(0.05)	(0.02)	(0.36)

Total from investment operations	1.18		0.21	0.44	0.21	0.25	(0.06)

Distributions to shareholders from net investment income	(0.13)		(0.29)	(0.29)	(0.26)	(0.27)	(0.29)

Distributions to shareholders from net realized gains	—		(0.12)	—	—	—	(0.04)

Total distributions	(0.13)		(0.41)	(0.29)	(0.26)	(0.27)	(0.33)

Net asset value, end of period	$10.01		$8.96	$9.16	$9.01	$9.06	$9.08

Total return(b)	13.22%		1.98%	5.14%	2.34%	2.75%	(0.53)%

Net assets, end of period (in 000s)	$10,731		$9,832	$7,895	$10,198	$32,514	$28,037

Ratio of net expenses to average net assets	0.72	%(c)	0.72%	0.72%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.80	%(c)	0.81%	0.84%	0.84%	0.87%	0.86%

Ratio of net investment income to average net assets	2.50	%(c)	2.86%	3.19%	2.85%	2.93%	3.28%

Portfolio turnover rate(d)	20%		76%	82%	82%	63%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.96		$9.17	$9.01	$9.06	$9.08	$9.48

Net investment income(a)	0.14		0.30	0.31	0.29	0.30	0.33

Net realized and unrealized gain (loss)	1.06		(0.07)	0.17	(0.04)	(0.02)	(0.37)

Total from investment operations	1.20		0.23	0.48	0.25	0.28	(0.04)

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.30)	(0.30)	(0.32)

Distributions to shareholders from net realized gains	—		(0.12)	—	—	—	(0.04)

Total distributions	(0.15)		(0.44)	(0.32)	(0.30)	(0.30)	(0.36)

Net asset value, end of period	$10.01		$8.96	$9.17	$9.01	$9.06	$9.08

Total return(b)	13.28%		2.44%	5.50%	2.69%	3.10%	(0.29)%

Net assets, end of period (in 000s)	$77,031		$51,976	$40,548	$163,229	$142,218	$156,202

Ratio of net expenses to average net assets	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.46	%(c)	0.47%	0.48%	0.48%	0.53%	0.52%

Ratio of net investment income to average net assets	2.80	%(c)	3.19%	3.49%	3.18%	3.28%	3.62%

Portfolio turnover rate(d)	20%		76%	82%	82%	63%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.97		$9.17	$9.02	$9.07	$9.09	$9.48

Net investment income(a)	0.14		0.31	0.31	0.29	0.30	0.33

Net realized and unrealized gain (loss)	1.05		(0.07)	0.16	(0.04)	(0.02)	(0.36)

Total from investment operations	1.19		0.24	0.47	0.25	0.28	(0.03)

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.30)	(0.30)	(0.32)

Distributions to shareholders from net realized gains	—		(0.12)	—	—	—	(0.04)

Total distributions	(0.15)		(0.44)	(0.32)	(0.30)	(0.30)	(0.36)

Net asset value, end of period	$10.01		$8.97	$9.17	$9.02	$9.07	$9.09

Total return(b)	13.29%		2.45%	5.39%	2.69%	3.10%	(0.18)%

Net assets, end of period (in 000s)	$259,570		$226,962	$228,692	$233,908	$249,971	$239,713

Ratio of net expenses to average net assets	0.37	%(c)	0.37%	0.37%	0.38%	0.38%	0.38%

Ratio of total expenses to average net assets	0.45	%(c)	0.46%	0.49%	0.48%	0.53%	0.52%

Ratio of net investment income to average net assets	2.85	%(c)	3.21%	3.55%	3.19%	3.28%	3.62%

Portfolio turnover rate(d)	20%		76%	82%	82%	63%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.96		$9.17	$9.02	$9.07	$9.09	$9.48

Net investment income(a)	0.14		0.30	0.31	0.28	0.29	0.32

Net realized and unrealized gain (loss)	1.05		(0.07)	0.15	(0.04)	(0.02)	(0.35)

Total from investment operations	1.19		0.23	0.46	0.24	0.27	(0.03)

Distributions to shareholders from net investment income	(0.14)		(0.32)	(0.31)	(0.29)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		(0.12)	—	—	—	(0.04)

Total distributions	(0.14)		(0.44)	(0.31)	(0.29)	(0.29)	(0.36)

Net asset value, end of period	$10.01		$8.96	$9.17	$9.02	$9.07	$9.09

Total return(b)	13.23%		2.35%	5.28%	2.60%	3.01%	(0.27)%

Net assets, end of period (in 000s)	$11,970		$4,628	$3,164	$4,600	$4,062	$1,080

Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.47%	0.47%

Ratio of total expenses to average net assets	0.55	%(c)	0.56%	0.58%	0.57%	0.61%	0.61%

Ratio of net investment income to average net assets	2.74	%(c)	3.10%	3.45%	3.10%	3.18%	3.53%

Portfolio turnover rate(d)	20%		76%	82%	82%	63%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,				Period Ended March 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$8.96		$9.17	$9.02	$9.07	$9.08	$9.13

Net investment income(b)	0.14		0.31	0.33	0.29	0.30	0.22

Net realized and unrealized gain (loss)	1.06		(0.08)	0.14	(0.04)	(0.01)	(0.02)

Total from investment operations	1.20		0.23	0.47	0.25	0.29	0.20

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.30)	(0.30)	(0.21)

Distributions to shareholders from net realized gains	—		(0.12)	—	—	—	(0.04)

Total distributions	(0.15)		(0.44)	(0.32)	(0.30)	(0.30)	(0.25)

Net asset value, end of period	$10.01		$8.96	$9.17	$9.02	$9.07	$9.08

Total return(c)	13.29%		2.45%	5.39%	2.70%	3.23%	2.28%

Net assets, end of period (in 000s)	$1,117		$978	$675	$17	$12	$10

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37%	0.37%	0.38%	0.38	%(d)

Ratio of total expenses to average net assets	0.45	%(d)	0.46%	0.54%	0.46%	0.51%	0.53	%(d)

Ratio of net investment income to average net assets	2.85	%(d)	3.20%	3.63%	3.20%	3.28%	3.61	%(d)

Portfolio turnover rate(e)	20%		76%	82%	82%	63%	79%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Investment Grade Credit Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$8.96		$9.16	$8.93

Net investment income(b)	0.14		0.31	0.30

Net realized and unrealized gain (loss)	1.05		(0.07)	0.23

Total from investment operations	1.19		0.24	0.53

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.30)

Distributions to shareholders from net realized gains	—		(0.12)	—

Total distributions	(0.15)		(0.44)	(0.30)

Net asset value, end of period	$10.00		$8.96	$9.16

Total return(c)	13.30%		2.45%	6.12%

Net assets, end of period (in 000s)	$305,293		$189,611	$196,668

Ratio of net expenses to average net assets	0.37	%(d)	0.37%	0.37	%(d)

Ratio of total expenses to average net assets	0.45	%(d)	0.46%	0.51	%(d)

Ratio of net investment income to average net assets	2.81	%(d)	3.22%	3.57	%(d)

Portfolio turnover rate(e)	20%		76%	82%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$4.98		$5.76	$6.89	$6.38	$6.36	$6.96

Net investment income (a)	0.10		0.24	0.34	0.36	0.33	0.34

Net realized and unrealized gain (loss)	0.50		(0.79)	(1.17)	0.52	0.04	(0.60)

Total from investment operations	0.60		(0.55)	(0.83)	0.88	0.37	(0.26)

Distributions to shareholders from net investment income	(0.09)		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.23)	(0.30)	(0.37)	(0.35)	(0.34)

Total distributions	(0.09)		(0.23)	(0.30)	(0.37)	(0.35)	(0.34)

Net asset value, end of period	$5.49		$4.98	$5.76	$6.89	$6.38	$6.36

Total return(c)	12.03%		(10.05)%	(12.08)%	13.93%	6.21%	(3.54)%

Net assets, end of period (in 000s)	$5,038		$4,808	$5,465	$8,880	$11,295	$140,623

Ratio of net expenses to average net assets	1.21	%(d)	1.23%	1.21%	1.22%	1.24%	1.25%

Ratio of total expenses to average net assets	1.95	%(d)	1.63%	1.53%	1.44%	1.48%	1.40%

Ratio of net investment income to average net assets	3.61	%(d)	4.13%	5.75%	5.47%	5.17%	5.31%

Portfolio turnover rate(e)	52%		84%	117%	112%	111%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class C Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$4.98		$5.75	$6.88	$6.38	$6.37	$6.98

Net investment income(a)	0.08		0.20	0.29	0.32	0.27	0.29

Net realized and unrealized gain (loss)	0.49		(0.78)	(1.17)	0.50	0.04	(0.61)

Total from investment operations	0.57		(0.58)	(0.88)	0.82	0.31	(0.32)

Distributions to shareholders from net investment income	(0.07)		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.19)	(0.25)	(0.32)	(0.30)	(0.29)

Total distributions	(0.07)		(0.19)	(0.25)	(0.32)	(0.30)	(0.29)

Net asset value, end of period	$5.48		$4.98	$5.75	$6.88	$6.38	$6.37

Total return(c)	11.63%		(10.74)%	(12.76)%	13.10%	5.08%	(4.38)%

Net assets, end of period (in 000s)	$3,062		$2,526	$4,457	$7,115	$6,202	$6,574

Ratio of net expenses to average net assets	1.96	%(d)	1.98%	1.96%	1.96%	1.98%	2.00%

Ratio of total expenses to average net assets	2.70	%(d)	2.38%	2.27%	2.18%	2.21%	2.15%

Ratio of net investment income to average net assets	2.87	%(d)	3.44%	4.99%	4.77%	4.27%	4.58%

Portfolio turnover rate(e)	52%		84%	117%	112%	111%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$4.97		$5.74	$6.87	$6.37	$6.36	$6.97

Net investment income(a)	0.11		0.26	0.38	0.38	0.34	0.37

Net realized and unrealized gain (loss)	0.49		(0.78)	(1.20)	0.50	0.04	(0.62)

Total from investment operations	0.60		(0.52)	(0.82)	0.88	0.38	(0.25)

Distributions to shareholders from net investment income	(0.10)		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.25)	(0.31)	(0.38)	(0.37)	(0.36)

Total distributions	(0.10)		(0.25)	(0.31)	(0.38)	(0.37)	(0.36)

Net asset value, end of period	$5.47		$4.97	$5.74	$6.87	$6.37	$6.36

Total return(c)	12.23%		(9.82)%	(11.86)%	14.29%	6.20%	(3.35)%

Net assets, end of period (in 000s)	$12,134		$16,667	$32,419	$245,127	$332,212	$403,203

Ratio of net expenses to average net assets	0.91	%(d)	0.93%	0.91%	0.92%	0.91%	0.91%

Ratio of total expenses to average net assets	1.62	%(d)	1.29%	1.10%	1.10%	1.12%	1.06%

Ratio of net investment income to average net assets	3.90	%(d)	4.48%	6.33%	5.80%	5.35%	5.67%

Portfolio turnover rate(e)	52%		84%	117%	112%	111%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$4.97		$5.74	$6.87	$6.37	$6.35	$6.96

Net investment income(a)	0.10		0.26	0.35	0.38	0.33	0.34

Net realized and unrealized gain (loss)	0.49		(0.79)	(1.17)	0.50	0.06	(0.59)

Total from investment operations	0.59		(0.53)	(0.82)	0.88	0.39	(0.25)

Distributions to shareholders from net investment income	(0.09)		— (b)	—	—	—	—

Distributions to shareholders from return of capital	—		(0.24)	(0.31)	(0.38)	(0.37)	(0.36)

Total distributions	(0.09)		(0.24)	(0.31)	(0.38)	(0.37)	(0.36)

Net asset value, end of period	$5.47		$4.97	$5.74	$6.87	$6.37	$6.35

Total return(c)	11.98%		(9.69)%	(11.91)%	14.24%	6.30%	(3.45)%

Net assets, end of period (in 000s)	$4,372		$5,557	$6,057	$10,263	$5,489	$9,741

Ratio of net expenses to average net assets	0.96	%(d)	0.98%	0.96%	0.97%	0.98%	0.99%

Ratio of total expenses to average net assets	1.70	%(d)	1.38%	1.25%	1.16%	1.21%	1.14%

Ratio of net investment income to average net assets	3.84	%(d)	4.35%	6.03%	5.78%	5.28%	5.55%

Portfolio turnover rate(e)	52%		84%	117%	112%	111%	100%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$4.97		$5.74	$6.87	$6.48

Net investment income(b)	0.11		0.27	0.34	0.14

Net realized and unrealized gain (loss)	0.49		(0.79)	(1.16)	0.37

Total from investment operations	0.60		(0.52)	(0.82)	0.51

Distributions to shareholders from net investment income	(0.10)		— (c)	—	—

Distributions to shareholders from return of capital	—		(0.25)	(0.31)	(0.12)

Total distributions	(0.10)		(0.25)	(0.31)	(0.12)

Net asset value, end of period	$5.47		$4.97	$5.74	$6.87

Total return(d)	12.24%		(9.82)%	(11.86)%	7.88%

Net assets, end of period (in 000s)	$24,536		$30,325	$92,937	$56,354

Ratio of net expenses to average net assets	0.90	%(e)	0.91%	0.90%	0.90	%(e)

Ratio of total expenses to average net assets	1.60	%(e)	1.28%	1.18%	0.87	%(e)

Ratio of net investment income to average net assets	3.92	%(e)	4.60%	5.91%	6.04	%(e)

Portfolio turnover rate(f)	52%		84%	117%	112%

(a)	Commenced operations on November 30, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Local Emerging Markets Debt Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$4.97		$5.74	$6.75

Net investment income(b)	0.11		0.26	0.31

Net realized and unrealized gain (loss)	0.49		(0.78)	(1.03)

Total from investment operations	0.60		(0.52)	(0.72)

Distributions to shareholders from net investment income	(0.10)		— (c)	—

Distributions to shareholders from return of capital	—		(0.25)	(0.29)

Total distributions	(0.10)		(0.25)	(0.29)

Net asset value, end of period	$5.47		$4.97	$5.74

Total return(d)	12.24%		(9.82)%	(10.66)%

Net assets, end of period (in 000s)	$29,700		$30,957	$52,263

Ratio of net expenses to average net assets	0.90	%(e)	0.92%	0.90	%(e)

Ratio of total expenses to average net assets	1.61	%(e)	1.28%	1.24	%(e)

Ratio of net investment income to average net assets	3.92	%(e)	4.48%	5.75	%(e)

Portfolio turnover rate(f)	52%		84%	117%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class A Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.55		$10.29	$10.21	$10.45	$10.68	$10.74

Net investment income (a)	0.08		0.19	0.24	0.15	0.12	0.17

Net realized and unrealized gain (loss)	0.23		0.36	0.12	(0.16)	(0.11)	0.03

Total from investment operations	0.31		0.55	0.36	(0.01)	0.01	0.20

Distributions to shareholders from net investment income	(0.14)		(0.28)	(0.28)	(0.23)	(0.24)	(0.26)

Distributions to shareholders from return of capital	—		(0.01)	—	— (b)	—	— (b)

Total distributions	(0.14)		(0.29)	(0.28)	(0.23)	(0.24)	(0.26)

Net asset value, end of period	$10.72		$10.55	$10.29	$10.21	$10.45	$10.68

Total return(c)	2.97%		5.41%	3.60%	(0.10)%	0.10%	1.89%

Net assets, end of period (in 000s)	$36,298		$30,384	$31,394	$24,967	$47,235	$36,465

Ratio of net expenses to average net assets	0.79	%(d)	0.79%	0.78%	0.77%	0.77%	0.75%

Ratio of total expenses to average net assets	0.85	%(d)	0.85%	0.86%	0.87%	0.93%	0.96%

Ratio of net investment income to average net assets	1.48	%(d)	1.82%	2.37%	1.40%	1.10%	1.58%

Portfolio turnover rate(e)	539%		1,233%	963%	1,149%	863%	956%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.58		$10.32	$10.23	$10.47	$10.71	$10.77

Net investment income(a)	0.10		0.21	0.27	0.19	0.15	0.20

Net realized and unrealized gain (loss)	0.22		0.38	0.14	(0.16)	(0.11)	0.04

Total from investment operations	0.32		0.59	0.41	0.03	0.04	0.24

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.32)	(0.27)	(0.28)	(0.30)

Distributions to shareholders from return of capital	—		(0.01)	—	— (b)	—	— (b)

Total distributions	(0.16)		(0.33)	(0.32)	(0.27)	(0.28)	(0.30)

Net asset value, end of period	$10.74		$10.58	$10.32	$10.23	$10.47	$10.71

Total return(c)	3.14%		5.75%	4.05%	0.24%	0.35%	2.23%

Net assets, end of period (in 000s)	$37,589		$52,878	$34,027	$80,298	$63,035	$60,513

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.44%	0.43%	0.43%	0.41%

Ratio of total expenses to average net assets	0.51	%(d)	0.51%	0.51%	0.52%	0.59%	0.62%

Ratio of net investment income to average net assets	1.82	%(d)	1.98%	2.68%	1.78%	1.45%	1.89%

Portfolio turnover rate(e)	539%		1,233%	963%	1,149%	863%	956%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Separate Account Institutional Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.55		$10.30	$10.21	$10.45	$10.69	$10.75

Net investment income(a)	0.10		0.22	0.28	0.18	0.15	0.20

Net realized and unrealized gain (loss)	0.23		0.36	0.13	(0.15)	(0.11)	0.04

Total from investment operations	0.33		0.58	0.41	0.03	0.04	0.24

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.32)	(0.27)	(0.28)	(0.30)

Distributions to shareholders from return of capital	—		(0.01)	—	— (b)	—	— (b)

Total distributions	(0.16)		(0.33)	(0.32)	(0.27)	(0.28)	(0.30)

Net asset value, end of period	$10.72		$10.55	$10.30	$10.21	$10.45	$10.69

Total return(c)	3.15%		5.67%	4.07%	0.24%	0.35%	2.23%

Net assets, end of period (in 000s)	$223,893		$207,621	$215,647	$221,303	$217,648	$210,773

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.44%	0.43%	0.43%	0.41%

Ratio of total expenses to average net assets	0.50	%(d)	0.49%	0.51%	0.52%	0.59%	0.62%

Ratio of net investment income to average net assets	1.81	%(d)	2.13%	2.77%	1.77%	1.45%	1.91%

Portfolio turnover rate(e)	539%		1,233%	963%	1,149%	863%	956%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Investor Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.58		$10.32	$10.23	$10.47	$10.71	$10.77

Net investment income(a)	0.10		0.22	0.27	0.18	0.13	0.17

Net realized and unrealized gain (loss)	0.22		0.36	0.13	(0.16)	(0.10)	0.06

Total from investment operations	0.32		0.58	0.40	0.02	0.03	0.23

Distributions to shareholders from net investment income	(0.16)		(0.31)	(0.31)	(0.26)	(0.27)	(0.29)

Distributions to shareholders from return of capital	—		(0.01)	—	— (b)	—	— (b)

Total distributions	(0.16)		(0.32)	(0.31)	(0.26)	(0.27)	(0.29)

Net asset value, end of period	$10.74		$10.58	$10.32	$10.23	$10.47	$10.71

Total return(c)	3.10%		5.66%	3.96%	0.15%	0.25%	2.14%

Net assets, end of period (in 000s)	$44,436		$114,242	$152,715	$154,957	$143,018	$6,582

Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.54%	0.52%	0.50%	0.51%

Ratio of total expenses to average net assets	0.60	%(d)	0.59%	0.61%	0.61%	0.62%	0.71%

Ratio of net investment income to average net assets	1.87	%(d)	2.09%	2.67%	1.68%	1.26%	1.63%

Portfolio turnover rate(e)	539%		1,233%	963%	1,149%	863%	956%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class R6 Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,
			2020	2019	2018	2017	2016(a)
Per Share Data

Net asset value, beginning of period	$10.58		$10.32	$10.23	$10.48	$10.71	$10.67

Net investment income(b)	0.10		0.22	0.29	0.19	0.19	0.13

Net realized and unrealized gain (loss)	0.23		0.37	0.12	(0.17)	(0.14)	0.11

Total from investment operations	0.33		0.59	0.41	0.02	0.05	0.24

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.32)	(0.27)	(0.28)	(0.20)

Distributions to shareholders from return of capital	—		(0.01)	—	— (c)	—	—	(c)

Total distributions	(0.16)		(0.33)	(0.32)	(0.27)	(0.28)	(0.20)

Net asset value, end of period	$10.75		$10.58	$10.32	$10.23	$10.48	$10.71

Total return(d)	3.14%		5.77%	4.06%	0.16%	0.46%	2.24%

Net assets, end of period (in 000s)	$19,576		$20,349	$14,387	$5,104	$2,606	$10

Ratio of net expenses to average net assets	0.44	%(e)	0.44%	0.44%	0.42%	0.41%	0.44	%(e)

Ratio of total expenses to average net assets	0.50	%(e)	0.50%	0.52%	0.51%	0.53%	0.64	%(e)

Ratio of net investment income to average net assets	1.82	%(e)	2.11%	2.88%	1.80%	1.79%	1.77	%(e)

Portfolio turnover rate(f)	539%		1,233%	963%	1,149%	863%	956%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Mortgages Fund
	Class P Shares
	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31, 2020	Period Ended March 31, 2019(a)

Per Share Data

Net asset value, beginning of period	$10.58		$10.32	$10.16

Net investment income(b)	0.10		0.23	0.28

Net realized and unrealized gain	0.22		0.36	0.18

Total from investment operations	0.32		0.59	0.46

Distributions to shareholders from net investment income	(0.16)		(0.32)	(0.30)

Distributions to shareholders from return of capital	—		(0.01)	—

Total distributions	(0.16)		(0.33)	(0.30)

Net asset value, end of period	$10.74		$10.58	$10.32

Total return(c)	3.14%		5.77%	4.57%

Net assets, end of period (in 000s)	$13,270		$4,971	$8,575

Ratio of net expenses to average net assets	0.44	%(d)	0.44%	0.44	%(d)

Ratio of total expenses to average net assets	0.50	%(d)	0.49%	0.52	%(d)

Ratio of net investment income to average net assets	1.82	%(d)	2.17%	2.89	%(d)

Portfolio turnover rate(e)	539%		1,233%	963%

(a)	Commenced operations on April 20, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements

September 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Local Emerging Markets Debt	A, C, Institutional, Investor, R6 and P	Non-diversified
High Yield	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Emerging Markets Debt, High Yield Floating Rate	A, C, Institutional, Investor, R6, R and P	Diversified
Investment Grade Credit, U.S. Mortgages	A, Institutional, Separate Account Institutional, Investor, R6 and P	Diversified

Class A Shares of the Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are sold with a front-end sales charge of up to 4.50%, 4.50%, 2.25%, 3.75%, 4.50% and 3.75%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Separate Account Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall

130

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Redemption Fees — Prior to March 16, 2020, a 2% redemption fee was imposed for the redemption of shares (including by exchange) held for 60 calendar days or less with respect to the High Yield Fund and 30 calendar days or less with respect to the Emerging Markets Debt and Local Emerging Markets Debt Funds. For this purpose, the Funds used a first-in first-out method so that shares held longest would be treated as being redeemed first and shares held shortest would be treated as being redeemed last. Redemption fees were reimbursed to a Fund and were reflected as a reduction in share redemptions. Redemption fees were credited to Paid-in Capital and were allocated to each share class of a Fund on a pro-rata basis. Effective March 16, 2020 such redemption fees are no longer imposed.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Emerging Markets Debt	Daily/Monthly	Annually
High Yield	Daily/Monthly	Annually
High Yield Floating Rate	Daily/Monthly	Annually
Investment Grade Credit	Daily/Monthly	Annually
Local Emerging Markets Debt	Daily/Monthly	Annually
U.S. Mortgages	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

131

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

132

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no

133

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv.  Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v.  Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi.  Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

134

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

135

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i.  Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and net price (including interest), under the terms of a Master Repurchase Agreement (“MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2020:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$787,074,775	$—

Corporate Obligations	—	350,557,349	—

Investment Company	19,607,232	—	—

Total	$19,607,232	$1,137,632,124	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$3,419,080	$—

Futures Contracts	410,773	—	—

Interest Rate Swap Contracts	—	454,198	—

Credit Default Swap Contracts	—	2,293,066	—

Total	$410,773	$6,166,344	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(4,144,375)	$—

Futures Contracts	(14,168)	—	—

Interest Rate Swap Contracts	—	(1,124,779)	—

Credit Default Swap Contracts	—	(2,321,633)	—

Total	$(14,168)	$(7,590,787)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$26,220,113	$—

Corporate Obligations	—	1,936,569,955	—

Structured Note	—	1,456,000	—

Unfunded Loan Commitment(a)	—	316	—

Common Stock and/or Other Equity Investments

North America	134,022	1,205,600	—

Total	$134,022	$1,965,451,984	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

HIGH YIELD (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$52,520	$—

Futures Contracts	724,157	—	—

Credit Default Swap Contracts	—	1,815,913	—

Total	$724,157	$1,868,433	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(22,595)	$—

Futures Contracts	(29,973)	—	—

Total	$(29,973)	$(22,595)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Bank Loans	$—	$1,110,430,922	$8,615,713

Corporate Obligations	—	76,457,042	—

Asset-Backed Securities	—	9,704,228	—

Unfunded Loan Commitment	—	325,798	188,010

Common Stock and/or Other Equity Investments

North America	579,399	204,250	—

Warrants	—	—	40,687

Exchange Traded Funds	22,411,231	—	—

Investment Company	11,459,700	—	—

Securities Lending Reinvestment Vehicle	10,001,150	—	—

Total	$44,451,480	$1,197,122,240	$8,844,410

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$106,250	$—

Futures Contracts	790	—	—

Credit Default Swap Contracts	—	48,791	—

Total(a)	$790	$155,041	$—

Liabilities

Futures Contracts	$(62,615)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The following is a reconciliation of Level 3 investments for the six months ended September 30, 2020:

	Bank Loans	Warrant

Beginning Balance as of April 1, 2020	$96,748,223	$40,687

Realized gain (loss)	(290,637)	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	2,708,670	—

Purchases	1,321,178	—

Sales	(11,879,456)	—

Amortization	75,658	—

Transfers into Level 3	221,591	—

Transfers out of Level 3	(80,101,504)	—

Ending Balance as of September 30, 2020	$8,803,723	$40,687

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$619,233,672	$—

Foreign Debt Obligations	—	22,065,615	—

Municipal Debt Obligations	—	4,507,124	—

U.S. Treasury Obligations	1,018,500	—	—

Total	$1,018,500	$645,806,411	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$9,647	$—

Futures Contracts	377,578	—	—

Interest Rate Swap Contracts	—	139,655	—

Credit Default Swap Contracts	—	49,708	—

Total	$377,578	$199,010	$—

Liabilities

Futures Contracts(a)	$(153,765)	$—	$—

Interest Rate Swap Contracts(a)	—	(56,907)	—

Credit Default Swap Contracts(a)	—	(699,600)	—

Written option Contracts	—	(93,218)	—

Total	$(153,765)	$(849,725)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Sovereign Debt Obligations	$—	$54,683,888	$—

Foreign Debt Obligations	—	2,988,818	—

Corporate Obligations	—	4,336,763	—

Structured Notes	—	7,852,488	—

U.S. Treasury Obligations	156,803	—	—

Investment Company	4,006,774	—	—

Total	$4,163,577	$69,861,957	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$750,010	$—

Futures Contracts	28,517	—	—

Interest Rate Swap Contracts	—	663,286	—

Credit Default Swap Contracts	—	64,092	—

Non-Deliverable Bond Forwards Contracts	—	11,839	—

Total	$28,517	$1,489,227	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(876,254)	$—

Futures Contracts	(14,624)	—	—

Interest Rate Swap Contracts	—	(211,138)	—

Credit Default Swap Contracts	—	(46,927)	—

Total	$(14,624)	$(1,134,319)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Obligations	$—	$477,021,757	$—

Asset-Backed Securities	—	34,059,004	—

U.S. Treasury Obligations	33,497,677	—	—

Investment Company	8,583,963	—	—

Total	$42,081,640	$511,080,761	$—

Liabilities

Fixed Income

Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(27,109,429)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Interest Rate Swap Contracts(a)	$—	$71,789	$—

Credit Default Swap Contracts(a)	—	159,913	—

Options Purchased	—	53,099	—

Total	$—	$284,801	$—

Liabilities

Futures Contracts(a)	$(68,791)	$—	$—

Interest Rate Swap Contracts(a)	—	(24,072)	—

Credit Default Swap Contracts(a)	—	(1,441,096)	—

Written option Contracts	—	(139,546)	—

Total	$(68,791)	$(1,604,714)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of September 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

EMERGING MARKETS DEBT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$864,971	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(1,138,947)	(a)
Credit	Variation margin on swap contracts; Receivable for unrealized gain on swap contracts	2,293,066	(a)	Variation margin on swap contracts; Payable for unrealized loss on swap contracts	(2,321,633)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,419,080		Payable for unrealized loss on forward foreign currency exchange contracts	(4,144,375)
Total		$6,577,117			$(7,604,955)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $1,391,226 for the Emerging Markets Debt Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

HIGH YIELD
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts;	$724,157	(a)	Variation margin on futures contracts;	$(29,973	)(a)
Credit	Variation margin on swap contracts	1,815,913	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	52,520		Payable for unrealized loss on forward foreign currency exchange contracts.	(22,595)
Total		$2,592,590			$(52,568)

HIGH YIELD FLOATING RATE
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$790	(a)	Variation margin on futures contracts	$(62,615)	(a)
Credit	Variation margin on swap contracts	48,791	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	106,250		—	—
Total		$155,831			$(62,615)

INVESTMENT GRADE CREDIT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$517,233	(a)	Variation margin on futures contracts; Variation margin on swap contracts; Written options, at value	$(303,890)	(a)
Credit	Variation margin on swap contracts	49,708	(a)	Variation margin on swap contracts	(699,600)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	9,647		—	—
Total		$576,588			$(1,003,490)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

LOCAL EMERGING MARKETS DEBT
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts; Variation margin on futures contracts; Receivable for unrealized gain on non-deliverable bond forward contracts:	$703,642	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts; Variation margin on futures contracts	$(225,762)	(a)(b)
Credit	Receivable for unrealized gain on swap contracts; Variation margin on swap contracts	64,092	(a)	Payable for unrealized loss on swap contracts; Variation margin on swap contracts	(46,927)	(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	750,010		Payable for unrealized loss on forward foreign currency exchange contracts	(876,254)
Total		$1,517,744			$(1,148,943)

U.S. MORTGAGES
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Purchased options, at value	$124,888	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written options, at value	$(232,409)(a)
Credit	Receivable for unrealized gain on swap contracts	159,913		Payable for unrealized loss on swap contracts	(1,441,096)	(b)
Total		$284,801			$(1,673,505)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $56,536 and $1,441,096 for the Local Emerging Markets Debt and U.S. Mortgages Funds, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended September 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

EMERGING MARKETS DEBT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$24,221,130	$(18,806,626)	2,856
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(2,271,451)	8,481,934	73
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(8,978,957)	1,932,558	520
Total		$12,970,722	$(8,392,134)	3,449

HIGH YIELD
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$12,558,461	$(8,980,789)	1,764
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	3,482,209	4,899,498	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,322,253)	344,616	4
Total		$14,718,417	$(3,736,675)	1,769

HIGH YIELD FLOATING RATE
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(521,306)	$231,750	317
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	2,187,281	698,462	3
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(2,527,376)	951,725	4
Total		$(861,401)	$1,881,937	324

(a)	Average number of contracts is based on the average of month end balances for the six months ended September 30, 2020.

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4. INVESTMENTS IN DERIVATIVES (continued)

INVESTMENT GRADE CREDIT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, written options contracts, futures contracts and swap contracts /Net change in unrealized gain (loss) on written options contracts, futures contracts and swap contracts	$394,404	$(641,648)	1,234
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(498,230)	2,571,119	12
Currency	Net realized gain (loss) forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(222,922)	99,254	1
Total		$(326,748)	$2,028,725	1,247

LOCAL EMERGING MARKETS DEBT
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) on futures contracts, non-deliverable bond forward contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts; non-deliverable bond forward contracts and swap contracts	$1,077,566	$(449,445)	212
Credit	Net realized gain (loss) on swap contracts/Net change in unrealized gain (loss) on swap contracts	(169,245)	303,251	13
Currency	Net realized gain (loss) on forward foreign currency exchange/Net change in unrealized gain (loss) on forward foreign currency exchange contracts.	(1,972,074)	2,677,425	566
Total		$(1,063,753)	$2,531,231	791

U.S. MORTGAGES
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from purchased options contracts, futures contracts, swap contracts and written options contracts/Net change in unrealized gain (loss) on purchased options contracts, futures contracts, swap contracts and written options contracts	$(754,149)	$552,113	443
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(156,951)	637,974	4
Total		$(911,100)	$1,190,087	447

(a)	Average number of contracts is based on the average of month end balances for the six month ended September 30, 2020.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2020:

Local Emerging Markets Debt
	Derivative Assets(1)				Derivative Liabilities(1)			Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Swaps	Forward Currency Contracts		Total	Swaps	Forward Currency Contracts	Total
BofA Securities LLC	$23,236	$—		$23,236	$(24,132)	$—	$(24,132)	$(896)	$—	$(896)
Citibank NA	41,495	—		41,495	(28,225)	—	(28,225)	13,270	—	13,270
Deutsche Bank AG	—	11,839	*	11,839	—	—	—	11,839	—	11,839
JPMorgan Securities, Inc.	—	—		—	(2,082)	—	(2,082)	(2,082)	—	(2,082)
MS & Co. Int. PLC	523,736	750,010		1,273,746	—	(876,254)	(876,254)	397,492	(397,492)	—
UBS AG (London)	—	—		—	(2,097)	—	(2,097)	(2,097)	—	(2,097)

Total	$588,467	$761,849		$1,350,316	$(56,536)	$(876,254)	$(932,790)	$417,526	$(397,492)	$20,034
*	Includes non-deliverable bond forward contracts of $11,839.
(1)	Gross amounts available for offset but not netted in the Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended September 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund Name	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^
Emerging Markets Debt	0.80%	0.80%	0.72%	0.68%	0.67%	0.80%	0.80%
High Yield	0.70	0.70	0.63	0.60	0.59	0.70	0.70
High Yield Floating Rate	0.60	0.54	0.51	0.50	0.49	0.59	0.59
Investment Grade Credit	0.34	0.31	0.29	0.28	0.28	0.34	0.34
Local Emerging Markets Debt	0.80	0.80	0.72	0.68	0.67	0.80	0.79
U.S. Mortgages Fund	0.34	0.31	0.29	0.28	0.28	0.34	0.34

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by each applicable Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended September 30, 2020, the management fee waived by GSAM for each Fund was as follows:

Fund Name	Management Fee Waived
Emerging Markets Debt	$26,890
High Yield	22,670
High Yield Floating Rate	18,385
Investment Grade Credit	6,228
Local Emerging Markets Debt	4,486
U.S. Mortgages	6,292

B.   Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.   Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended September 30, 2020, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund Name	Class A
Emerging Markets Debt	$419
High Yield	2,571
High Yield Floating Rate	22
Investment Grade Credit	735
Local Emerging Markets Debt	16
U.S. Mortgages	393

During the six months ended September 30, 2020, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% the average daily net assets attributable to Class C and/or Service Shares of the Funds.

E.   Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares, and 0.03% of the average daily net assets of Class R6 and Class P Shares; 0.04% of the average daily net assets of Institutional and Service Shares, and 0.03% of the average daily net assets with respect to the Investment Grade Credit and U.S. Mortgages Funds’ Separate Account Institutional Shares. Prior to July 1, 2020 the fees charged for such transfer agency services was 0.13% of the average daily net assets of Class A, Class C, Investor and Class R Shares.

Effective July 29, 2020, Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.03% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Local Emerging Markets Debt Fund and 0.05% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the High Yield Fund and 0.02% of

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the average daily net assets attributable to Class A, Class C and Investor Shares of the Emerging Markets Debt Fund, through at least July 29, 2021, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Trustees. Prior to July 29, 2020 the waiver of fees charged for such transfer agency services was 0.04% of the average daily net assets of Class A, Class C, Investor and Class R Shares of Local Emerging Markets Debt Fund, 0.06% of the average daily net assets of Class A, Class C, Investor and Class R Shares of High Yield Fund, and 0.03% of the average daily net assets of Class A, Class C, Investor and Class R Shares of Emerging Markets Debt Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Debt, High Yield, High Yield Floating Rate, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds are 0.024%, 0.014%, 0.104%, 0.004%, 0.074% and 0.074%, respectively. Prior to July 29, 2020 the Other Expense limitations as an annual percentage rate of average daily net assets for High Yield was 0.024%. These Other Expense limitations will remain in place through at least July 29, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended September 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund Name	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Emerging Markets Debt	$26,893	$16,231	$366,610	$409,734
High Yield	22,670	44,150	242,894	309,714
High Yield Floating Rate	18,385	5	589,876	608,266
Investment Grade Credit	6,228	16	229,972	236,216
Local Emerging Markets Debt	4,486	2,272	284,546	291,304
U.S. Mortgages	6,292	163	112,347	118,802

G.   Line of Credit Facility — As of September 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended September 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

In addition, the High Yield Floating Rate Fund also participated in a $150,000,000 committed, unsecured credit facility for the purpose of providing short-term, temporary working capital to the Fund (the “Credit Facility”). The Credit Facility is intended to enable the Fund to more efficiently manage various factors associated with the length of settlement of bank loan transactions and may also be used to satisfy redemption requests. The interest rate on borrowings is based on the federal funds rate as defined in the credit agreement and the Fund is required to pay a fee based on the amount of the commitment that has not been utilized. Under the

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Credit Facility, the Fund had an average outstanding balance and weighted average annual interest rate for the six months ended September 30, 2020 of $67,142,857 and 1.382%, respectively. As of September 30, 2020, there was no outstanding borrowings under the Credit Facility.

H.  Other Transactions with Affiliates — For the six months ended September 30, 2020 , Goldman Sachs earned $52,894, $19,745, $2,384, and $7,807 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt, and U.S. Mortgages Funds, respectively.

As of September 30, 2020, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the Local Emerging Market Debts Fund:

Goldman Sachs Satellite Strategies Portfolio	Goldman Sachs Growth and Income Portfolio	Goldman Sachs Growth Strategy Portfolio
11%	6%	10%

As of September 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 91% of Class R Shares of the High

Yield Floating Rate Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended September 30, 2020:

Fund	Underlying Fund	Beginning Value as of March 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2020	Shares as of September 30, 2020	Dividend Income
Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	$70,293,308	$327,456,591	$(378,142,667)	$19,607,232	19,607,232	$25,841
High Yield	Goldman Sachs Financial Square Government Fund — Institutional Shares	65,794,418	297,044,856	(362,839,274)	—	—	19,837
High Yield Floating Rate	Goldman Sachs Financial Square Government Fund — Institutional Shares	84,002,150	314,812,244	(387,354,694)	11,459,700	11,459,700	19,104
Investment Grade Credit	Goldman Sachs Financial Square Government Fund — Institutional Shares	24,456,240	146,978,607	(171,434,847)	—	—	7,009
Local Emerging Markets Debt	Goldman Sachs Financial Square Government Fund — Institutional Shares	7,510,991	34,161,129	(37,665,346)	4,006,774	4,006,774	4,206
U.S. Mortgages	Goldman Sachs Financial Square Government Fund — Institutional Shares	16,960,588	136,614,214	(144,990,839)	8,583,963	8,583,963	7,178

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended September 30, 2020, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Emerging Markets Debt	$226,367,540	$355,467,046	$226,555,238	$416,609,132
High Yield	—	654,602,497	—	565,661,083
High Yield Floating Rate	—	284,306,859	—	391,868,289
Investment Grade Credit	—	253,423,384	—	111,120,181
Local Emerging Markets Debt	8,054,619	28,132,027	8,061,711	41,658,789
U.S. Mortgages	2,818,332,930	12,620,093	2,927,800,526	27,092,648

The table below summarizes the reverse repurchase agreement activity for the six months ended September 30, 2020:

Fund	Average amount of borrowings	Weighted average interest rate (Paid) Received	Number of days outstanding during the period
High Yield	$3,466,621	0.008%	21

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the High Yield and High Yield Floating Rate Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The High Yield and High Yield Floating Rate Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of September 30, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the High Yield and High Yield Floating Rate Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended September 30, 2020, are reported under Investment Income on the Statements of Operations.

	For the Six Months Ended September 30, 2020		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of September 30, 2020
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs
High Yield Floating Rate	$3,333	$9,710	$—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended September 30, 2020.

Fund	Beginning Value as of March 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of September 30, 2020	Shares as of September 30, 2020
High Yield	$—	$77,524,240	$(77,524,240)	$—	—
High Yield Floating Rate	281,175	46,664,338	(36,944,363)	10,001,150	10,001,150

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8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, March 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Capital loss carryforwards:
Perpetual Short-Term	$—	$(126,573,848)	$(106,033,900)	$—	$(106,887,704)	$(7,650,896)
Perpetual Long-Term	(61,457,173)	(294,434,378)	(181,946,019)	—	(40,115,015)	(5,359,737)
Total capital loss carryforwards	$(61,457,173)	$(421,008,226)	$(287,979,919)	$—	$(147,002,719)	$(13,010,633)
Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral/Straddle Deferral/Distributions Payable)	$(5,711,923)	$(54,872,512)	$(79,876,337)	$(1,383,181)	$(9,875,646)	$(289,602)

As of September 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
Tax Cost	$1,242,080,390	$1,986,047,823	$1,313,694,622	$603,974,737	$78,931,334	$540,467,400
Gross unrealized gain	59,057,854	80,751,023	7,024,818	46,146,259	4,263,341	13,751,406
Gross unrealized loss	(143,898,888)	(101,213,156)	(70,815,118)	(3,296,085)	(9,169,141)	(1,056,405)
Net unrealized gains (losses)	$(84,841,034)	$(20,462,133)	$(63,790,300)	$42,850,174	$(4,905,800)	$12,695,001

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, market discount accretion and premium amortization and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including exchange traded funds (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that

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9. OTHER RISKS (continued)

do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk— The Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

11. OTHER MATTERS (continued)

On October 22, 2020, Goldman Sachs announced a settlement of matters involving 1Malaysia Development Bhd. (1MDB), a Malaysian sovereign wealth fund, with the United States Department of Justice as well as criminal and civil authorities in the UK, Singapore and Hong Kong. Further information regarding the 1MDB settlement can be found at https://www.goldmansachs.com/media-relations/press-releases/current/goldman-sachs-2020-10-22.html. The 1MDB settlement will not materially adversely affect GSAM’s ability to serve as investment manager.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	513,387	$5,980,290	1,799,062	$22,111,392
Reinvestment of distributions	55,174	635,610	169,839	2,071,741
Shares redeemed	(1,948,166)	(22,669,660)	(2,546,388)	(31,032,397)
	(1,379,605)	(16,053,760)	(577,487)	(6,849,264)
Class C Shares
Shares sold	25,421	296,866	158,428	1,957,781
Reinvestment of distributions	15,724	182,091	46,146	562,918
Shares redeemed	(304,434)	(3,565,790)	(671,612)	(8,207,244)
	(263,289)	(3,086,833)	(467,038)	(5,686,545)
Institutional Shares
Shares sold	15,889,982	182,076,398	27,059,839	331,489,144
Reinvestment of distributions	1,431,460	16,674,384	3,544,599	43,280,086
Shares redeemed	(20,117,614)	(233,385,144)	(40,072,790)	(476,866,219)
	(2,796,172)	(34,634,362)	(9,468,352)	(102,096,989)
Investor Shares
Shares sold	731,495	8,388,768	2,455,938	30,277,018
Reinvestment of distributions	118,769	1,380,163	339,925	4,156,004
Shares redeemed	(1,986,242)	(22,952,322)	(4,461,512)	(54,474,763)
	(1,135,978)	(13,183,391)	(1,665,649)	(20,041,741)
Class R6 Shares
Shares sold	570,013	6,455,032	2,273,598	27,652,682
Reinvestment of distributions	297,247	3,458,093	886,709	10,835,500
Shares redeemed	(3,354,293)	(36,579,968)	(12,594,757)	(153,866,293)
	(2,487,033)	(26,666,843)	(9,434,450)	(115,378,111)
Class P Shares
Shares sold	1,215,797	14,842,240	381,972	4,785,423
Reinvestment of distributions	33,908	398,548	56,398	686,592
Shares redeemed	(127,975)	(1,568,719)	(289,463)	(3,389,004)
	1,121,730	13,672,069	148,907	2,083,011

NET DECREASE	(6,940,347)	$(79,953,120)	(21,464,069)	$(247,969,639)

158

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	High Yield Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,260,802	$7,614,995	2,253,663	$14,179,863
Reinvestment of distributions	550,522	3,301,920	1,271,994	8,010,299
Shares redeemed	(3,434,052)	(20,705,062)	(7,449,519)	(46,849,415)
	(1,622,728)	(9,788,147)	(3,923,862)	(24,659,253)
Class C Shares
Shares sold	198,599	1,195,930	373,255	2,379,542
Reinvestment of distributions	35,782	214,553	89,909	566,531
Shares redeemed	(549,930)	(3,287,874)	(1,104,011)	(6,923,942)
	(315,549)	(1,877,391)	(640,847)	(3,977,869)
Institutional Shares
Shares sold	17,381,674	101,171,526	15,763,009	99,829,525
Reinvestment of distributions	1,262,775	7,596,516	2,473,141	15,607,017
Shares redeemed	(21,304,552)	(128,598,134)	(25,934,086)	(162,127,701)
	(2,660,103)	(19,830,092)	(7,697,936)	(46,691,159)
Service Shares
Shares sold	394,667	2,363,480	196,451	1,224,931
Reinvestment of distributions	29,273	176,025	63,976	402,810
Shares redeemed	(287,212)	(1,761,769)	(963,127)	(6,092,977)
	136,728	777,736	(702,700)	(4,465,236)
Investor Shares
Shares sold	187,750	1,106,880	586,339	3,659,920
Reinvestment of distributions	69,122	415,612	157,589	994,360
Shares redeemed	(322,880)	(1,932,063)	(1,298,245)	(8,156,242)
	(66,008)	(409,571)	(554,317)	(3,501,962)
Class R6 Shares
Shares sold	252,970	1,492,784	2,698,562	17,320,517
Reinvestment of distributions	241,159	1,456,515	593,593	3,759,198
Shares redeemed	(1,017,803)	(6,185,393)	(7,116,411)	(43,936,039)
	(523,674)	(3,236,094)	(3,824,256)	(22,856,324)
Class R Shares
Shares sold	110,574	655,342	271,986	1,682,799
Reinvestment of distributions	40,746	243,200	102,892	647,026
Shares redeemed	(955,137)	(5,811,159)	(553,591)	(3,396,212)
	(803,817)	(4,912,617)	(178,713)	(1,066,387)
Class P Shares
Shares sold	33,737,039	201,970,052	59,389,030	375,549,036
Reinvestment of distributions	7,026,601	42,310,842	15,157,165	95,571,935
Shares redeemed	(30,580,865)	(177,894,404)	(85,156,082)	(505,997,133)
	10,182,775	66,386,490	(10,609,887)	(34,876,162)

NET INCREASE (DECREASE)	4,327,624	$27,110,314	(28,132,518)	$(142,094,352)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	High Yield Floating Rate Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	42,158	$351,446	51,166	$457,770
Reinvestment of distributions	6,782	59,201	17,481	161,777
Shares redeemed	(56,878)	(475,318)	(121,747)	(1,130,379)
	(7,938)	(64,671)	(53,100)	(510,832)
Class C Shares
Shares sold	—	—	9,691	91,062
Reinvestment of distributions	1,320	11,516	4,426	41,033
Shares redeemed	(18,987)	(168,248)	(49,153)	(458,046)
	(17,667)	(156,732)	(35,036)	(325,951)
Institutional Shares
Shares sold	7,446,792	64,291,574	6,446,570	60,606,786
Reinvestment of distributions	277,866	2,434,406	544,456	5,036,346
Shares redeemed	(2,018,126)	(17,483,039)	(6,418,477)	(57,796,663)
	5,706,532	49,242,941	572,549	7,846,469
Investor Shares
Shares sold	28,648	247,133	57,643	545,434
Reinvestment of distributions	2,142	18,799	7,735	72,087
Shares redeemed	(16,240)	(140,975)	(128,868)	(1,207,359)
	14,550	124,957	(63,490)	(589,838)
Class R6 Shares
Shares sold	27,242	240,000	1,604,244	15,190,000
Reinvestment of distributions	49,089	428,995	191,287	1,774,242
Shares redeemed	(1,027,694)	(8,430,000)	(1,531,103)	(14,500,000)
	(951,363)	(7,761,005)	264,428	2,464,242
Class R Shares
Shares sold	126	1,107	9	79
Reinvestment of distributions	28	241	100	936
Shares redeemed	—	—	(9,424)	(89,458)
	154	1,348	(9,315)	(88,443)
Class P Shares
Shares sold	10,160,594	88,379,573	30,402,056	285,962,085
Reinvestment of distributions	2,804,793	24,521,614	10,864,245	100,901,974
Shares redeemed	(35,046,298)	(298,962,528)	(134,328,648)	(1,210,528,615)
	(22,080,911)	(186,061,341)	(93,062,347)	(823,664,556)

NET DECREASE	(17,336,643)	$(144,674,503)	(92,386,311)	$(814,868,909)

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Investment Grade Credit Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	383,073	$3,744,804	1,064,510	$9,946,383
Reinvestment of distributions	16,220	160,739	42,969	411,597
Shares redeemed	(424,200)	(4,260,721)	(871,709)	(8,317,736)
	(24,907)	(355,178)	235,770	2,040,244
Institutional Shares
Shares sold	3,557,132	35,066,019	4,578,984	43,280,105
Reinvestment of distributions	94,725	940,883	244,123	2,341,768
Shares redeemed	(1,753,116)	(16,375,318)	(3,447,206)	(32,887,235)
	1,898,741	19,631,584	1,375,901	12,734,638
Separate Account Institutional
Shares sold	2,588,245	25,381,620	6,474,618	61,456,189
Reinvestment of distributions	372,601	3,690,460	1,071,922	10,273,344
Shares redeemed	(2,348,008)	(23,154,239)	(7,171,721)	(67,368,294)
	612,838	5,917,841	374,819	4,361,239
Investor Shares
Shares sold	821,517	8,234,349	498,818	4,707,948
Reinvestment of distributions	8,445	83,685	18,959	181,746
Shares redeemed	(150,681)	(1,437,220)	(346,582)	(3,077,750)
	679,281	6,880,814	171,195	1,811,944
Class R6 Shares
Shares sold	24,462	241,429	58,732	561,082
Reinvestment of distributions	1,606	15,892	4,607	44,191
Shares redeemed	(23,521)	(228,702)	(27,851)	(262,263)
	2,547	28,619	35,488	343,010
Class P Shares
Shares sold	17,068,113	170,288,675	4,388,719	41,963,996
Reinvestment of distributions	384,140	3,812,603	978,941	9,369,296
Shares redeemed	(8,099,275)	(81,504,729)	(5,666,203)	(53,941,392)
	9,352,978	92,596,549	(298,543)	(2,608,100)

NET INCREASE	12,521,478	$124,700,229	1,894,630	$18,682,975

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Notes to Financial Statements (continued)

September 30, 2020 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Local Emerging Markets Debt Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	30,155	$166,996	241,187	$1,386,001
Reinvestment of distributions	14,882	81,596	37,563	218,756
Shares redeemed	(91,985)	(505,258)	(263,342)	(1,556,407)
	(46,948)	(256,666)	15,408	48,350
Class C Shares
Shares sold	111,250	619,719	66,354	397,000
Reinvestment of distributions	6,233	34,150	17,920	104,147
Shares redeemed	(66,375)	(357,744)	(351,821)	(2,049,161)
	51,108	296,125	(267,547)	(1,548,014)
Institutional Shares
Shares sold	86,693	469,239	1,044,068	6,074,568
Reinvestment of distributions	37,438	204,154	174,316	1,013,809
Shares redeemed	(1,261,815)	(6,560,577)	(3,513,890)	(20,526,021)
	(1,137,684)	(5,887,184)	(2,295,506)	(13,437,644)
Investor Shares
Shares sold	83,701	445,552	1,102,704	6,501,600
Reinvestment of distributions	15,765	85,981	51,571	299,481
Shares redeemed	(418,773)	(2,231,750)	(1,091,038)	(6,204,575)
	(319,307)	(1,700,217)	63,237	596,506
Class R6 Shares
Shares sold	—	—	304,283	1,745,000
Reinvestment of distributions	80,326	438,635	385,858	2,244,149
Shares redeemed	(1,700,451)	(8,500,000)	(10,781,107)	(62,918,018)
	(1,620,125)	(8,061,365)	(10,090,966)	(58,928,869)
Class P Shares
Shares sold	104,372	581,352	424,960	2,582,976
Reinvestment of distributions	101,051	551,900	314,691	1,826,785
Shares redeemed	(1,008,282)	(5,427,382)	(3,612,634)	(20,496,940)
	(802,859)	(4,294,130)	(2,872,983)	(16,087,179)

NET DECREASE	(3,875,815)	$(19,903,437)	(15,448,357)	$(89,356,850)

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13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	U.S. Mortgages Fund

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Fiscal Year Ended March 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,062,618	$11,336,035	1,147,097	$12,015,501
Reinvestment of distributions	31,488	337,525	72,641	759,762
Shares redeemed	(587,331)	(6,269,837)	(1,390,147)	(14,531,261)
	506,775	5,403,723	(170,409)	(1,755,998)
Institutional Shares
Shares sold	1,000,343	10,733,471	3,783,136	39,828,543
Reinvestment of distributions	55,213	593,251	97,793	1,027,136
Shares redeemed	(2,556,681)	(27,351,399)	(2,179,366)	(22,734,868)
	(1,501,125)	(16,024,677)	1,701,563	18,120,811
Separate Account Institutional
Shares sold	3,064,842	32,809,703	5,621,328	58,813,402
Reinvestment of distributions	302,157	3,239,817	594,845	6,226,978
Shares redeemed	(2,155,136)	(23,130,636)	(7,488,684)	(78,227,152)
	1,211,863	12,918,884	(1,272,511)	(13,186,772)
Investor Shares
Shares sold	2,878,667	30,845,268	6,470,677	67,746,968
Reinvestment of distributions	90,120	967,632	450,005	4,720,326
Shares redeemed	(9,634,415)	(103,296,750)	(10,917,083)	(114,719,394)
	(6,665,628)	(71,483,850)	(3,996,401)	(42,252,100)
Class R6 Shares
Shares sold	263,832	2,831,875	1,010,406	10,585,447
Reinvestment of distributions	28,684	308,289	48,738	511,536
Shares redeemed	(394,457)	(4,237,290)	(529,758)	(5,551,845)
	(101,941)	(1,097,126)	529,386	5,545,138
Class P Shares
Shares sold	853,387	9,197,757	114,565	1,201,600
Reinvestment of distributions	8,996	96,688	26,030	272,951
Shares redeemed	(97,227)	(1,045,937)	(501,913)	(5,242,891)
	765,156	8,248,508	(361,318)	(3,768,340)

NET DECREASE	(5,784,900)	$(62,034,538)	(3,569,690)	$(37,297,261)

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Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Separate Account Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Separate Account Institutional, Investor, Class R6, Class R Shares or Class P of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020, which represents a period of 183 out of 365 days.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Debt Fund				High Yield Fund				High Yield Floating Rate Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,183.10		$6.40	$1,000.00	$1,153.70		$5.61	$1,000.00	$1,163.80		$5.80
Hypothetical 5% return	1,000.00	1,019.85	+	5.92	1,000.00	1,019.85	+	5.27	1,000.00	1,019.85	+	5.42
Class C
Actual	1,000.00	1,178.70		10.49	1,000.00	1,149.20		9.64	1,000.00	1,159.50		9.85
Hypothetical 5% return	1,000.00	1,015.44	+	9.70	1,000.00	1,016.09	+	9.05	1,000.00	1,015.94	+	9.20
Institutional
Actual	1,000.00	1,184.60		4.71	1,000.00	1,154.90		4.11	1,000.00	1,164.30		3.96
Hypothetical 5% return	1,000.00	1,020.76	+	4.36	1,000.00	1,021.26	+	3.85	1,000.00	1,021.41	+	3.70
Service
Actual	—	—		—	1,000.00	1,152.50		6.80	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,018.75	+	6.38	—	—		—
Investor
Actual	1,000.00	1,184.30		5.04	1,000.00	1,154.90		4.27	1,000.00	1,164.90		4.45
Hypothetical 5% return	1,000.00	1,020.46	+	4.66	1,000.00	1,021.11	+	4.00	1,000.00	1,020.96	+	4.15
Class R6
Actual	1,000.00	1,185.80		4.66	1,000.00	1,154.70		4.05	1,000.00	1,165.60		3.96
Hypothetical 5% return	1,000.00	1,020.81	+	4.31	1,000.00	1,021.31	+	3.80	1,000.00	1,021.41	+	3.70
Class R
Actual	—	—		—	1,000.00	1,152.30		6.96	1,000.00	1,162.50		7.16
Hypothetical 5% return	—	—		—	1,000.00	1,018.60	+	6.53	1,000.00	1,018.60	+	6.68
Class P
Actual	1,000.00	1,184.90		4.66	1,000.00	1,154.90		4.05	1,000.00	1,165.60		3.91
Hypothetical 5% return	1,000.00	1,021.31	+	4.31	1,000.00	1,021.31	+	3.80	1,000.00	1,021.31	+	3.65

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Debt+	1.17%	1.92%	0.86%	—%	0.92%	0.85%	—%	0.85%
High Yield+	1.04	1.79	0.76	1.26	0.79	0.75	1.29	0.75
High Yield Floating Rate+	1.07	1.82	0.73	—	0.82	0.73	1.32	0.72

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Fund Expenses — Six Month Period Ended September 30, 2020 (Unaudited) (continued)

	Investment Grade Credit Fund				Local Emerging Markets Debt Fund				U.S. Mortgages Fund
Share Class	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*	Beginning Account Value 4/1/20	Ending Account Value 9/30/20		Expenses Paid for the 6 months ended 9/30/20*
Class A
Actual	$1,000.00	$1,132.20		$3.85	$1,000.00	$1,120.30		$6.43	$1,000.00	$1,029.70		$4.02
Hypothetical 5% return	1,000.00	1,021.46	+	3.65	1,000.00	1,021.46	+	6.12	1,000.00	1,021.46	+	4.00
Class C
Actual	—	—		—	1,000.00	1,116.30		10.40	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,015.24	+	9.90	—	—		—
Institutional
Actual	1,000.00	1,132.80		2.03	1,000.00	1,122.30		4.84	1,000.00	1,031.40		2.29
Hypothetical 5% return	1,000.00	1,023.16	+	1.93	1,000.00	1,020.51	+	4.61	1,000.00	1,022.81	+	2.28
Separate Account Institutional
Actual	1,000.00	1,132.90		1.98	—	—		—	1,000.00	1,031.50		2.24
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	—	—		—	1,000.00	1,022.86	+	2.23
Investor
Actual	1,000.00	1,132.30		2.51	1,000.00	1,119.80		5.10	1,000.00	1,031.00		2.75
Hypothetical 5% return	1,000.00	1,022.71	+	2.38	1,000.00	1,020.26	+	4.86	1,000.00	1,022.36	+	2.74
Class R6
Actual	1,000.00	1,132.90		1.98	1,000.00	1,122.40		4.79	1,000.00	1,031.40		2.24
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	1,000.00	1,020.56	+	4.56	1,000.00	1,022.86	+	2.23
Class P
Actual	1,000.00	1,133.00		1.98	1,000.00	1,122.40		4.79	1,000.00	1,031.40		2.24
Hypothetical 5% return	1,000.00	1,023.21	+	1.88	1,000.00	1,023.21	+	4.56	1,000.00	1,023.21	+	2.23

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Separate Account Institutional	Investor	Class R6	Class P
Investment Grade Credit+	0.72%	—%	0.38%	0.37%	0.47%	0.37%	0.37%
Local Emerging Markets Debt+	1.21	1.96	0.91	—	0.96	0.90	0.90
U.S. Mortgages+	0.79	—	0.45	0.44	0.54	0.44	0.44

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

165

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, and Goldman Sachs U.S. Mortgages Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2021 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2020 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and (in the case of the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds) a composite of accounts with comparable investment strategies managed by the Investment Adviser; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2020. The information on each Fund’s investment performance was provided for the one-, three-, five-,

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds’ performance to that of composites of accounts with comparable investment strategies managed by the Investment Adviser.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Emerging Markets Debt Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the third quartile for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. The Trustees observed that the High Yield Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They observed that the High Yield Floating Rate Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group and had underperformed he Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2020. They noted that the High Yield and the High Yield Floating Rate Funds had experienced certain portfolio management changes in 2019 and the first half of 2020. The Trustees observed that the Investment Grade Credit Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and ten-year periods and in the third quartile for the one- and five-year periods, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2020. The Trustees noted that the Local Emerging Markets Debt Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the ten-year period and in the fourth quartile for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2020. They noted that the U.S. Mortgages Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five- and ten-year periods, in the third quartile for the three-year period and fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the ten-year period and underperformed for the one-, three-, and five-year periods ended March 31, 2020. They noted that the U.S. Mortgages Fund had experienced certain portfolio management changes in the first half of 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the High Yield Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2019 and 2018, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Emerging Markets Debt Fund	High Yield Fund	Local Emerging Markets Debt Fund

First $2 billion	0.80%	0.70%	0.80%

Next $3 billion	0.72	0.63	0.72

Next $3 billion	0.68	0.60	0.68

Over $8 billion	0.67	0.59	0.67

	High Yield Floating Rate Fund	Investment Grade Credit Fund	U.S. Mortgages Fund

First $1 billion	0.60%	0.34%	0.34%

Next $1 billion	0.54	0.31	0.31

Next $3 billion	0.51	0.29	0.29

Next $3 billion	0.50	0.28	0.28

Over $8 billion	0.49	0.28	0.28

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Emerging Markets Debt, High Yield and Local Emerging Markets Debt Funds’ Class A, Class C, Investor and Class R Shares, as applicable. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the High Yield and High Yield Floating Rate Funds, which each had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) futures commissions earned by Goldman Sachs for executing futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for the High Yield and High Yield

169

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Floating Rate Funds (and fees earned by the Investment Adviser for managing the fund in which these Funds’ securities lending cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the High Yield and High Yield Floating Rate Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2021.

170

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.86 trillion in assets under supervision as of September 30, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund
∎	Defensive Equity Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[6]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[7]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[8]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]	Effective after the close of business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[6]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[7]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
[8]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Fund holdings and allocations shown are as of September 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

A summary prospectus, if available, or a Prospectus for the Funds containing more information may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about the Funds.

© 2020 Goldman Sachs. All rights reserved. 221934-OTU-1301885 SSFISAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	November 25, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	November 25, 2020